UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

   Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund	PIMCO RAE PLUS EMG Fund
PIMCO All Asset Fund	PIMCO RAE PLUS Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO RAE PLUS International Fund
PIMCO California Municipal Bond Fund	PIMCO RAE PLUS Small Fund
PIMCO California Short Duration Municipal Income Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Real Return Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Credit Opportunities Bond Fund	PIMCO REALPATH® 2020 Fund
PIMCO Diversified Income Fund	PIMCO REALPATH® 2025 Fund
PIMCO Dynamic Bond Fund	PIMCO REALPATH® 2030 Fund
PIMCO Emerging Local Bond Fund(1)	PIMCO REALPATH® 2035 Fund
PIMCO Emerging Markets Bond Fund	PIMCO REALPATH® 2040 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO REALPATH® 2045 Fund
PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO REALPATH® 2050 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO REALPATH® 2055 Fund
PIMCO Extended Duration Fund	PIMCO REALPATH® Income Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Senior Floating Rate Fund
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO Short Asset Investment Fund
PIMCO Global Bond Opportunities Fund (Unhedged)	PIMCO Short Duration Municipal Income Fund
PIMCO Global Multi-Asset Fund	PIMCO Short-Term Fund
PIMCO GNMA and Government Securities Fund	PIMCO StocksPLUS® Absolute Return Fund
PIMCO Government Money Market Fund	PIMCO StocksPLUS® Fund
PIMCO High Yield Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO High Yield Spectrum Fund	PIMCO StocksPLUS® Long Duration Fund
PIMCO Income Fund	PIMCO StocksPLUS® Short Fund
PIMCO International Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Small Fund
PIMCO International Bond Fund (Unhedged)	PIMCO Strategic Bond Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Total Return ESG Fund
PIMCO Investment Grade Credit Bond Fund	PIMCO Total Return Fund
PIMCO Long Duration Total Return Fund	PIMCO Total Return Fund II
PIMCO Long-Term Credit Bond Fund	PIMCO Total Return Fund IV
PIMCO Long-Term Real Return Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Long-Term U.S. Government Fund	PIMCO ABS and Short-Term Investments Portfolio
PIMCO Low Duration ESG Fund	PIMCO EM Bond and Short-Term Investments Portfolio
PIMCO Low Duration Fund	PIMCO High Yield and Short-Term Investments Portfolio
PIMCO Low Duration Fund II	PIMCO International Portfolio
PIMCO Low Duration Income Fund	PIMCO Investment Grade Credit Bond Portfolio
PIMCO Moderate Duration Fund	PIMCO Long Duration Credit Bond Portfolio
PIMCO Mortgage Opportunities and Bond Fund	PIMCO Low Duration Portfolio
PIMCO Mortgage-Backed Securities Fund	PIMCO Moderate Duration Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Mortgage and Short-Term Investments Portfolio
PIMCO Municipal Bond Fund	PIMCO Municipal Portfolio
PIMCO National Intermediate Municipal Bond Fund	PIMCO Real Return Portfolio
PIMCO New York Municipal Bond Fund	PIMCO Short Asset Portfolio
PIMCO Preferred and Capital Securities Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS Fund	PIMCO U.S. Government and Short-Term Investments Portfolio
PIMCO RAE Low Volatility PLUS International Fund

(1) PIMCO Emerging Local Bond Fund changed its name to PIMCO Emerging Markets Local Currency and Bond Fund effective 1/8/2019

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 143.3%
MUTUAL FUNDS (a) 139.4%
PIMCO CommoditiesPLUS® Strategy Fund	52,560,380	$248,085
PIMCO CommodityRealReturn Strategy Fund®	10,226,935	56,657
PIMCO Dynamic Bond Fund	9,521,086	101,495
PIMCO Emerging Local Bond Fund	54,428,463	357,051
PIMCO Emerging Markets Currency and Short-Term Investments Fund	95,625,656	764,049
PIMCO Extended Duration Fund	30,503,964	225,729
PIMCO High Yield Fund	6,460,441	53,492
PIMCO High Yield Spectrum Fund	12,542,530	115,140
PIMCO Income Fund	36,409,412	429,995
PIMCO Investment Grade Credit Bond Fund	10,625,744	105,301
PIMCO Long Duration Total Return Fund	7,150,615	71,935
PIMCO Long-Term U.S. Government Fund	23,877,101	141,591
PIMCO Low Duration Fund	43,343,668	420,434
PIMCO Mortgage Opportunities and Bond Fund	4,201,199	45,289
PIMCO RAE Emerging Markets Fund	54,797,542	498,658
PIMCO RAE Fundamental Advantage PLUS Fund	36,272,763	359,100
PIMCO RAE International Fund	3,627,275	32,247
PIMCO RAE Low Volatility PLUS EMG Fund	28,353,922	233,069
PIMCO RAE Low Volatility PLUS Fund	10,729,060	84,223
PIMCO RAE Low Volatility PLUS International Fund	19,363,816	139,613
PIMCO RAE PLUS EMG Fund	79,724,264	743,827
PIMCO RAE PLUS International Fund	28,116,030	185,004
PIMCO RAE US Small Fund	5,702,678	54,575
PIMCO RAE Worldwide Long/Short PLUS Fund	40,822,207	400,058
PIMCO Real Return Fund	4,997,795	52,777
PIMCO RealEstateRealReturn Strategy Fund	44,713,933	348,769
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	30,406,677	215,279
PIMCO StocksPLUS® International Fund (Unhedged)	10,567,295	53,365
PIMCO StocksPLUS® Short Fund	172,445,933	1,508,902
PIMCO Total Return Fund	25,135,162	249,592

Total Mutual Funds (Cost $9,502,771)		8,295,301

EXCHANGE-TRADED FUNDS 2.8%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	5,517,472	121,936
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1,708,749	43,078

Total Exchange-Traded Funds (Cost $198,827)		165,014

SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS (a) 1.1%
PIMCO Government Money Market Fund	64,555,187	64,555
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,324	161

Total Short-Term Instruments (Cost $64,717)		64,716

Total Investments in Affiliates (Cost $9,766,315)		8,525,031

Total Investments 143.3% (Cost $9,766,315)		$8,525,031
Other Assets and Liabilities, net (43.3)%		(2,577,004)

Net Assets 100.0%		$5,948,027

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Affiliates, at Value
Mutual Funds	$8,295,301	$0	$0	$8,295,301
Exchange-Traded Funds	165,014	0	0	165,014
Short-Term Instruments
Mutual Funds	64,555	0	0	64,555
Central Funds Used for Cash Management Purposes	161	0	0	161

Total Investments	$8,525,031	$0	$0	$8,525,031

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,244

Total Short-Term Instruments (Cost $1,244)		1,244

Total Investments in Securities (Cost $1,244)		1,244

	SHARES
INVESTMENTS IN AFFILIATES 100.6%
MUTUAL FUNDS (a) 98.6%
PIMCO CommoditiesPLUS® Strategy Fund	118,679,247	560,166
PIMCO CommodityRealReturn Strategy Fund®	37,653,888	208,602
PIMCO Dynamic Bond Fund	25,609,817	273,001
PIMCO Emerging Local Bond Fund	151,389,267	993,114
PIMCO Emerging Markets Currency and Short-Term Investments Fund	259,655,253	2,074,645
PIMCO Extended Duration Fund	107,785,509	797,613
PIMCO High Yield Fund	21,588,810	178,755
PIMCO High Yield Spectrum Fund	30,019,724	275,581
PIMCO Income Fund	81,283,147	959,954
PIMCO Investment Grade Credit Bond Fund	36,547,475	362,185
PIMCO Long Duration Total Return Fund	22,485,688	226,206
PIMCO Long-Term Real Return Fund	9,637,307	75,364
PIMCO Long-Term U.S. Government Fund	106,117,216	629,275
PIMCO Low Duration Fund	95,070,681	922,186
PIMCO Mortgage Opportunities and Bond Fund	11,933,202	128,640
PIMCO RAE Emerging Markets Fund	126,609,679	1,152,148
PIMCO RAE Fundamental Advantage PLUS Fund	102,534,450	1,015,091
PIMCO RAE Low Volatility PLUS EMG Fund	69,272,231	569,418
PIMCO RAE Low Volatility PLUS International Fund	41,439,386	298,778
PIMCO RAE PLUS EMG Fund	220,893,946	2,060,940
PIMCO RAE PLUS International Fund	23,904,389	157,291
PIMCO RAE Worldwide Long/Short PLUS Fund	110,079,677	1,078,781
PIMCO Real Return Fund	24,454,710	258,242
PIMCO RealEstateRealReturn Strategy Fund	88,984,582	694,080
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	73,992,645	523,868
PIMCO Total Return Fund	36,140,237	358,872
PIMCO TRENDS Managed Futures Strategy Fund	18,801,238	185,756

Total Mutual Funds (Cost $18,050,887)		17,018,552

EXCHANGE-TRADED FUNDS 0.9%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,333,745	162,076

Total Exchange-Traded Funds (Cost $197,500)		162,076

SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS (a) 0.6%
PIMCO Government Money Market Fund	97,591,654	97,591

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	8,510,785	84,121

Total Short-Term Instruments (Cost $181,712)		181,712

Total Investments in Affiliates (Cost $18,430,099)		17,362,340

Total Investments 100.6% (Cost $18,431,343)		$17,363,584
Other Assets and Liabilities, net (0.6)%		(97,128)

Net Assets 100.0%		$17,266,456

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,244	U.S. Treasury Notes 2.875% due 07/31/2025	$(1,272)	$1,244	$1,244

Total Repurchase Agreements						$(1,272)	$1,244	$1,244

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,244	$0	$1,244
	$0	$1,244	$0	$1,244

Investments in Affiliates, at Value
Mutual Funds	17,018,552	0	0	17,018,552
Exchange-Traded Funds	162,076	0	0	162,076
Short-Term Instruments
Mutual Funds	97,591	0	0	97,591
Central Funds Used for Cash Management Purposes	84,121	0	0	84,121

	$17,362,340	$0	$0	$17,362,340

Total Investments	$17,362,340	$1,244	$0	$17,363,584

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4% ¤
MUNICIPAL BONDS & NOTES 92.0%
CALIFORNIA 90.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	$500	$504
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,682
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2022	520	575
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,736
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	322
5.000% due 10/01/2030	160	193
5.000% due 12/01/2030	1,050	1,237
5.000% due 10/01/2031	265	317
5.000% due 10/01/2032	290	345
California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2028	375	447
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	585
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,449
5.000% due 11/15/2031	3,390	4,057
5.000% due 08/15/2032	350	400
5.000% due 08/15/2033	600	682
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.404% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,254
California Municipal Finance Authority Revenue Bonds, Series 2010
1.970% due 09/01/2021	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,483
5.000% due 06/01/2030	2,000	2,419
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,041
California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2029	4,000	4,664
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,008
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	791
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	306
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	530
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	514
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,255
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	807
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	991
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	306
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	572
5.000% due 12/01/2027	1,500	1,642
5.000% due 12/01/2031	1,000	1,073
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	713
5.000% due 03/01/2031	200	236
5.000% due 08/01/2031	425	502
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2027	1,500	1,513
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	586
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2026	1,000	1,152
California Statewide Communities Development Authority Revenue Notes, Series 2017
5.000% due 05/15/2026	400	461
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 08/01/2028	250	300

Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,022
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2030	1,000	1,193
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,397
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,491
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	125	125
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,500	2,762
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	580
5.000% due 05/01/2033	750	863
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	591
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,790
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,849
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	884
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2019	500	514
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,276
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,802
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,110
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	259
Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,782
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	659
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,164
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018
5.000% due 07/01/2029	2,725	3,386
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,447
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2027 (a)	915	723
Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	3,000	3,140
Northern California Gas Authority, Revenue Bonds, Series 2007
2.325% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,860	1,805
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,104
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,183
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,793
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,031
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 10/01/2029	575	683
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	887
5.000% due 08/01/2024	1,450	1,682
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,013
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	912
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,167
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,113
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,171
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	4,000	4,334
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,160	1,403
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,653
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	285	310
5.000% due 09/01/2031	295	320
5.000% due 09/01/2032	485	524
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017
5.000% due 07/01/2034	415	478
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,236

San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,153
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,251
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	2,997
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	54
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
5.000% due 10/01/2034	1,500	1,770
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,062
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,103
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2029 (a)	1,715	1,276
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (a)	380	309
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,035
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,385
5.000% due 03/01/2026	50	55
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,185
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	553
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	925
5.000% due 09/01/2029	300	343
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	808
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2030	1,500	1,823
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,185
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,084
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,180

		138,797

GUAM 0.9%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,389

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	668

Total Municipal Bonds & Notes (Cost $136,793)		140,854

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		558

Total Short-Term Instruments (Cost $558)		558

Total Investments in Securities (Cost $137,351)		141,412

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	1,087,320	10,747

Total Short-Term Instruments (Cost $10,746)		10,747

Total Investments in Affiliates (Cost $10,746)		10,747

Total Investments 99.4% (Cost $148,097)		$152,159
Other Assets and Liabilities, net 0.6%		853

Net Assets 100.0%		$153,012

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$558	U.S. Treasury Notes 2.875% due 09/30/2023	$(572)	$558	$558

Total Repurchase Agreements						$(572)	$558	$558

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$138,797	$0	$138,797
Guam	0	1,389	0	1,389
Puerto Rico	0	668	0	668
Short-Term Instruments
Repurchase Agreements	0	558	0	558
	$0	$141,412	$0	$141,412

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,747	$0	$0	$10,747

Total Investments	$10,747	$141,412	$0	$152,159

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.6% ¤
MUNICIPAL BONDS & NOTES 93.8%
CALIFORNIA 93.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	$100	$104
5.000% due 04/01/2056	250	280
Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.250% due 04/01/2045	200	201
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	250	45
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	336
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	511
5.000% due 10/01/2043	500	570
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	102
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	215
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	221
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	250	276
4.000% due 11/15/2041	100	102
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	224
4.000% due 11/01/2051	125	128
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
2.133% (0.7*US0001M + 0.380%) due 08/01/2047 ~	250	250
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	109
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	345
5.000% due 06/01/2043	500	567
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	252
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	139
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (d)	260	263
5.000% due 07/01/2047	250	252
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	252
5.000% due 06/01/2046	300	304
California State General Obligation Bonds, Series 2016
2.403% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	252
California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	283
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	311
California State University Revenue Bonds, Series 2018
5.000% due 11/01/2048	250	288
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	252
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	248
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	240
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	376
5.000% due 06/01/2046	100	106
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	198
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	150	149
5.000% due 12/01/2053	100	111
5.000% due 12/01/2057	100	111
5.500% due 12/01/2058	150	161
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	210
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	109

Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	103
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	221
5.000% due 06/01/2047	250	241
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	110
5.000% due 06/01/2026	200	223
5.000% due 06/01/2027	250	280
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018
5.000% due 06/01/2022	200	220
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (b)	500	326
Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	260
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	133
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	155
Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	257
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	109
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	172
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	140
Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	210
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	257
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	208
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	277
Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2044	200	224
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	218
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018
5.000% due 07/01/2048	500	577
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	111
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	277
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	61
7.000% due 11/01/2034	200	279
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
1.420% due 07/01/2035	300	300
Metropolitan Water District of Southern California Revenue Bonds, Series 2018
5.000% due 01/01/2037	500	592
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	250	234
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	207
5.000% due 08/01/2031	150	182
Napa Valley Community College District, California General Obligation Bonds, Series 2018
0.000% due 08/01/2032 (c)	250	246
Norris School District, California General Obligation Bonds, Series 2012
0.000% due 11/01/2040 (c)	250	240
Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	525	549
Northern California Gas Authority, Revenue Bonds, Series 2007
2.325% (0.67*US0003M + 0.720%) due 07/01/2027 ~	400	388
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	136
Riverside County, California Transportation Commission Revenue Bonds, Series 2017
5.000% due 06/01/2035	525	619
Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	263
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	268
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	300	339
5.000% due 10/01/2047 (d)
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	110
Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2038	250	288
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	250	283
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	147
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	223

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019
5.000% due 08/01/2043 (a)	500	576
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	314
4.000% due 07/01/2047	400	412
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	32
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	500	568
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	250	251
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	124
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	271
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2036	170	178
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	234
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	250	292
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	209
Temple City Unified School District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2036 (c)	200	193
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	106
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	254
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2058	100	113
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	246
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	136

		25,225

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	116

Total Municipal Bonds & Notes (Cost $24,963)		25,341

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (e) 0.8%		217

Total Short-Term Instruments (Cost $217)		217

Total Investments in Securities (Cost $25,180)		25,558

	SHARES
INVESTMENTS IN AFFILIATES 8.8%
SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio III	240,253	2,375

Total Short-Term Instruments (Cost $2,374)		2,375

Total Investments in Affiliates (Cost $2,374)		2,375

Total Investments 103.4% (Cost $27,554)		$27,933
Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (3.4)%		(911)

Net Assets 100.0%		$27,017

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$217	U.S. Treasury Notes 2.875% due 09/30/2023	$(225)	$217	$217

Total Repurchase Agreements						$(225)	$217	$217

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	9	$(1,098)	$(8)	$0	$(4)
U.S. Treasury 30-Year Bond March Futures	03/2019	3	(438)	(20)	0	(1)

Total Futures Contracts				$(28)	$0	$(5)

Cash of $34 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$25,225	$0	$25,225
Puerto Rico	0	116	0	116
Short-Term Instruments
Repurchase Agreements	0	217	0	217
	$0	$25,558	$0	$25,558

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,375	$0	$0	$2,375

Total Investments	$2,375	$25,558	$0	$27,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(5)	$0	$0	$(5)

Total Financial Derivative Instruments	$(5)	$0	$0	$(5)

Totals	$2,370	$25,558	$0	$27,928

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0% ¤
MUNICIPAL BONDS & NOTES 95.5%
CALIFORNIA 94.8%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2021	$2,000	$2,173
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,342
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,004
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2019	455	464
5.000% due 08/01/2020	475	500
California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2024	675	774
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	1,415	1,570
California Health Facilities Financing Authority Revenue Bonds, Series 2010
1.330% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,668
California Health Facilities Financing Authority Revenue Notes, Series 2015
5.000% due 11/15/2023	600	690
California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,177
California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023	1,000	1,147
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
2.266% (0.7*US0001M + 0.500%) due 10/01/2047 ~	4,750	4,751
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
2.704% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,016
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.404% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,508
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
2.133% (0.7*US0001M + 0.380%) due 08/01/2047 ~	2,250	2,247
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	351
California Municipal Finance Authority Revenue Bonds, Series 2008
1.550% due 02/01/2019	1,025	1,024
California Municipal Finance Authority Revenue Bonds, Series 2010
1.970% due 09/01/2021	3,500	3,500
California Municipal Finance Authority Revenue Bonds, Series 2015
2.060% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,501
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	465	476
California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2024	1,000	1,128
California State Department of Water Resources Revenue Bonds, Series 2014
2.080% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	2,998
California State General Obligation Bonds, Series 2013
2.090% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,450
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	3,000	3,133
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	81
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,135
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	2,130	2,111
California Statewide Communities Development Authority Revenue Bonds, Series 2008
1.300% due 08/15/2047	2,500	2,500
1.600% due 04/01/2032	3,500	3,500
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2025	1,500	1,519
California Statewide Communities Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2020	675	701
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	388
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	314
5.000% due 07/01/2022	300	330
5.000% due 07/01/2024	300	342
5.000% due 08/01/2024	150	173
5.000% due 03/01/2025	410	478
5.000% due 08/01/2025	415	485

Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,359
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018
1.894% (0.7*US0001M + 0.250%) due 03/01/2034 ~	3,000	2,997
Eastern Municipal Water District, California Revenue Bonds, Series 2018
1.960% (MUNIPSA + 0.250%) due 07/01/2046 ~	2,000	2,000
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,115
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	1,926
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018
5.000% due 05/01/2021	1,000	1,074
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,733
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	384
Irvine Ranch Water District, California Special Assessment Bonds, Series 2011
1.700% (MUNIPSA + 0.010%) due 10/01/2037 ~	2,415	2,415
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	152
4.000% due 09/01/2022	1,165	1,220
5.000% due 09/01/2022	1,625	1,763
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	485
5.000% due 09/01/2020	810	852
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 05/01/2023 (b)	100	91
Long Beach, California Harbor Revenue Notes, Series 2018
5.000% due 12/15/2020	2,000	2,130
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	374
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,506
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	929
5.000% due 05/15/2022	930	1,033
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,432
5.000% due 07/01/2024	1,665	1,949
Los Angeles, California Revenue Notes, Series 2018
4.000% due 06/27/2019	2,500	2,528
4.000% due 06/28/2019	2,750	2,782
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	228
M-S-R Public Power Agency, California Revenue Notes, Series 2018
4.000% due 07/01/2019	2,725	2,759
Metropolitan Water District of Southern California Revenue Bonds, Series 2018
1.450% due 07/01/2037	2,500	2,500
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	1,900	1,778
Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	3,000	3,140
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012
5.000% due 02/01/2024	1,660	1,810
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,117
5.000% due 11/01/2023	1,000	1,144
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2020	540	554
4.000% due 08/15/2021	510	529
5.000% due 08/15/2022	640	691
5.000% due 08/15/2023	930	1,021
Orange County, California Special Assessment Notes, Series 2018
3.000% due 09/02/2025	370	389
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016
5.000% due 09/01/2021	1,035	1,117
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,865
5.000% due 06/15/2020	2,680	2,812
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	1,250	1,275
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	185
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	576
Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2021	2,000	2,162
Sacramento Municipal Utility District, California Revenue Notes, Series 2017
5.000% due 08/15/2023	1,000	1,148
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017
5.000% due 07/01/2022	420	466
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2010
5.250% due 08/01/2026	175	185
San Francisco, California City & County Certificates of Participation Bonds, Series 2017
1.420% due 07/01/2057	1,000	1,000

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	2,500	2,507
San Juan Unified School District, California General Obligation Notes, Series 2019
4.000% due 08/01/2025 (a)	250	282
Santa Clara California Electric Revenue Notes, Series 2018
5.000% due 07/01/2024	500	585
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018
5.000% due 08/15/2022	575	638
5.000% due 08/15/2023	1,200	1,362
Southern California Public Power Authority Revenue Bonds, Series 2018
1.960% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,490
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,144
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018
5.000% due 10/01/2024	600	688
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2019	500	503
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,391
University of California Revenue Notes, Series 2018
4.000% due 05/15/2024	1,000	1,114

		146,533

GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,089

Total Municipal Bonds & Notes (Cost $147,538)		147,622

SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 1.3%
California Educational Facilities Authority
1.750% due 04/04/2019	1,000	1,000
California State University
1.680% due 01/08/2019	1,000	1,000

		2,000

REPURCHASE AGREEMENTS (c) 2.0%		3,081

SHORT-TERM NOTES 1.2%
Riverside County, California Revenue Notes, Series 2018
4.000% due 06/28/2019	1,750	1,770

Total Short-Term Instruments (Cost $6,852)		6,851

Total Investments in Securities (Cost $154,390)		154,473

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	538,208	5,320

Total Short-Term Instruments (Cost $5,318)		5,320

Total Investments in Affiliates (Cost $5,318)		5,320

Total Investments 103.4% (Cost $159,708)		$159,793
Other Assets and Liabilities, net (3.4)%		(5,244)

Net Assets 100.0%		$154,549

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$3,081	U.S. Treasury Notes 2.875% due 09/30/2023	$(3,144)	$3,081	$3,081

Total Repurchase Agreements						$(3,144)	$3,081	$3,081

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$146,533	$0	$146,533
Guam	0	1,089	0	1,089
Short-Term Instruments
Commercial Paper	0	2,000	0	2,000
Repurchase Agreements	0	3,081	0	3,081
Short-Term Notes	0	1,770	0	1,770
	$0	$154,473	$0	$154,473

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,320	$0	$0	$5,320

Total Investments	$5,320	$154,473	$0	$159,793

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5% ¤
CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 5.8%
ABN AMRO Bank NV
1.800% due 09/20/2019		$300	$297
AerCap Ireland Capital DAC
3.750% due 05/15/2019		4,300	4,300
4.250% due 07/01/2020		1,000	1,003
4.625% due 10/30/2020		1,800	1,813
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	120
Ally Financial, Inc.
3.500% due 01/27/2019		$1,200	1,200
3.750% due 11/18/2019		1,300	1,298
4.125% due 03/30/2020		2,500	2,480
4.250% due 04/15/2021		2,300	2,266
7.500% due 09/15/2020		100	104
8.000% due 03/15/2020		600	623
8.000% due 11/01/2031		1,600	1,784
American Tower Corp.
2.800% due 06/01/2020		2,100	2,084
3.450% due 09/15/2021		1,500	1,501
5.050% due 09/01/2020		500	512
5.900% due 11/01/2021		3,300	3,489
Aviation Capital Group LLC
7.125% due 10/15/2020		600	631
Barclays Bank PLC
7.625% due 11/21/2022 (f)		400	415
Barclays PLC
6.500% due 09/15/2019 •(e)	EUR	2,900	3,246
8.000% due 12/15/2020 •(e)		1,500	1,825
CNH Industrial Capital LLC
4.375% due 11/06/2020		$800	806
Compass Bank
2.750% due 09/29/2019		1,700	1,691
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)	EUR	1,100	1,294
6.625% due 06/29/2021 •(e)		200	250
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$2,600	2,572
Crown Castle International Corp.
3.400% due 02/15/2021		1,500	1,500
Deutsche Bank AG
2.500% due 02/13/2019		1,400	1,397
4.250% due 10/14/2021		5,400	5,283
Equinix, Inc.
2.875% due 02/01/2026	EUR	300	327
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$3,200	3,079
2.425% due 06/12/2020		1,500	1,461
2.597% due 11/04/2019		3,800	3,759
2.681% due 01/09/2020		1,100	1,082
3.157% due 08/04/2020		3,700	3,627
3.305% (US0003M + 0.880%) due 10/12/2021 ~		5,500	5,280
8.125% due 01/15/2020		1,000	1,038
General Motors Financial Co., Inc.
3.200% due 07/13/2020		2,800	2,766
3.258% (US0003M + 0.850%) due 04/09/2021 ~		6,400	6,256
ICICI Bank Ltd.
4.800% due 05/22/2019		700	703
ING Bank NV
2.450% due 03/16/2020		2,500	2,476
International Lease Finance Corp.
6.250% due 05/15/2019		2,100	2,119
8.250% due 12/15/2020		2,900	3,121
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		5,100	5,052
7.000% due 06/27/2019 •(e)	GBP	1,900	2,427
7.875% due 06/27/2029 •(e)		1,300	1,781

Nationwide Building Society
6.875% due 06/20/2019 •(e)		200	258
Navient Corp.
4.875% due 06/17/2019		$4,657	4,643
5.000% due 10/26/2020		300	288
5.875% due 03/25/2021		200	192
8.000% due 03/25/2020		7,600	7,741
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		900	887
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		3,600	3,442
4.519% due 06/25/2024 •		2,300	2,259
7.500% due 08/10/2020 •(e)(f)		2,785	2,764
8.625% due 08/15/2021 •(e)(f)		730	757
Springleaf Finance Corp.
5.250% due 12/15/2019		1,700	1,708
8.250% due 12/15/2020		500	519
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,308
Sumitomo Mitsui Trust Bank Ltd.
3.244% (US0003M + 0.440%) due 09/19/2019 ~		7,300	7,304
UBS Group Funding Switzerland AG
4.216% due 04/14/2021 •		18,300	18,600
Unibail-Rodamco SE
3.206% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,711
Waha Aerospace BV
3.925% due 07/28/2020		400	402

			155,921

INDUSTRIALS 9.7%
Allergan Funding SCS
3.000% due 03/12/2020		3,800	3,786
4.031% (US0003M + 1.255%) due 03/12/2020 ~		200	201
Allergan Sales LLC
5.000% due 12/15/2021		3,600	3,706
Allergan, Inc.
3.375% due 09/15/2020		900	899
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	116
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	183
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		928	913
Anthem, Inc.
2.500% due 11/21/2020		500	493
AutoNation, Inc.
3.350% due 01/15/2021		800	794
BAT Capital Corp.
2.297% due 08/14/2020		3,800	3,711
3.204% due 08/14/2020 •		10,100	10,003
BAT International Finance PLC
2.750% due 06/15/2020		4,100	4,029
Baxalta, Inc.
2.875% due 06/23/2020		149	148
Bayer U.S. Finance LLC
3.000% due 10/08/2021		1,300	1,272
Boston Scientific Corp.
6.000% due 01/15/2020		600	615
Charter Communications Operating LLC
3.579% due 07/23/2020		2,458	2,456
4.464% due 07/23/2022		2,990	3,021
CVS Health Corp.
3.487% (US0003M + 0.720%) due 03/09/2021 ~		3,000	2,977
D.R. Horton, Inc.
3.750% due 03/01/2019		100	100
4.000% due 02/15/2020		3,200	3,206
Danone S.A.
1.691% due 10/30/2019		400	395
2.077% due 11/02/2021		5,000	4,833
Dell International LLC
3.480% due 06/01/2019		12,196	12,161
4.420% due 06/15/2021		13,800	13,794
Dell, Inc.
5.875% due 06/15/2019		900	907
Delta Air Lines, Inc.
2.600% due 12/04/2020		2,200	2,164
2.875% due 03/13/2020		1,600	1,590
3.625% due 03/15/2022		5,500	5,386
DISH DBS Corp.
5.125% due 05/01/2020		1,400	1,386

7.875% due 09/01/2019	2,000	2,046
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	1,700	1,675
3.388% (US0003M + 0.600%) due 06/15/2021 ~	5,200	5,187
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	846	845
EMC Corp.
2.650% due 06/01/2020	4,950	4,755
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~	5,600	5,582
Energy Transfer Operating LP
4.150% due 10/01/2020	1,400	1,409
9.000% due 04/15/2019	400	407
Energy Transfer Partners LP
5.750% due 09/01/2020	800	821
EQT Corp.
2.500% due 10/01/2020	1,300	1,271
3.567% (US0003M + 0.770%) due 10/01/2020 ~	2,000	1,949
4.875% due 11/15/2021	3,000	3,059
ERAC USA Finance LLC
2.350% due 10/15/2019	8,100	8,046
2.600% due 12/01/2021	800	779
5.250% due 10/01/2020	400	413
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	7,200	7,129
General Electric Co.
5.500% due 01/08/2020	2,000	2,024
5.550% due 05/04/2020	300	305
Harris Corp.
3.166% due 02/27/2019 ~	16,000	15,998
HCA, Inc.
6.500% due 02/15/2020	900	925
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~	12,300	12,198
Hyundai Capital America
1.750% due 09/27/2019	1,400	1,382
Imperial Brands Finance PLC
2.950% due 07/21/2020	5,000	4,926
3.750% due 07/21/2022	200	199
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,300	1,306
KLA-Tencor Corp.
3.375% due 11/01/2019	5,974	5,967
Komatsu Finance America, Inc.
2.437% due 09/11/2022	2,000	1,927
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	10,500	10,431
MGM Resorts International
6.625% due 12/15/2021	800	822
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	200	197
Mylan NV
2.500% due 06/07/2019	1,485	1,478
3.150% due 06/15/2021	6,700	6,565
3.750% due 12/15/2020	1,700	1,700
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	4,000	3,981
Pioneer Natural Resources Co.
3.450% due 01/15/2021	800	798
QVC, Inc.
3.125% due 04/01/2019	600	599
Reynolds American, Inc.
3.250% due 06/12/2020	2,100	2,087
6.875% due 05/01/2020	1,200	1,249
Ryder System, Inc.
2.450% due 09/03/2019	100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,575	1,623
5.750% due 05/15/2024	100	105
Schaeffler Finance BV
4.750% due 05/15/2023	1,300	1,251
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,400	2,367
Sky Ltd.
2.625% due 09/16/2019	100	99
Solvay Finance America LLC
3.400% due 12/03/2020	4,200	4,199
Southern Co.
3.503% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,097
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,094	3,063
Syngenta Finance NV
3.698% due 04/24/2020	3,900	3,872

3.933% due 04/23/2021		300	296
Telefonica Emisiones S.A.
5.134% due 04/27/2020		1,000	1,021
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		5,410	5,365
Time Warner Cable LLC
4.000% due 09/01/2021		1,700	1,691
4.125% due 02/15/2021		500	502
5.000% due 02/01/2020		2,900	2,941
8.250% due 04/01/2019		4,500	4,551
8.750% due 02/14/2019		1,100	1,106
VMware, Inc.
2.300% due 08/21/2020		2,900	2,841
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,200	4,180
2.450% due 11/20/2019		2,647	2,622
WPP Finance
4.750% due 11/21/2021		3,900	3,974
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,200	1,189

			257,736

SPECIALTY FINANCE 0.6%
CIMIC Group Ltd.
1.000% due 02/25/2019 (g)	AUD	5,200	3,644
1.000% due 04/04/2019 (g)		$1,500	1,483
1.000% due 08/03/2019 (g)		2,500	2,436
3.906% due 06/06/2019 (g)		1,600	1,570
Lloyds Banking Group PLC
3.000% due 02/04/2019 (g)		1,300	1,299
3.536% due 09/04/2019 (g)		1,726	1,721
3.536% due 09/02/2020 (g)		1,726	1,714
3.536% due 09/02/2021 (g)		1,726	1,708

			15,575

UTILITIES 2.7%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		2,900	2,891
3.488% (US0003M + 0.750%) due 06/01/2021 ~		5,000	4,970
4.100% due 02/15/2028		322	310
5.000% due 03/01/2021		100	103
British Transco International Finance BV
0.000% due 11/04/2021 (c)		600	536
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		1,200	1,189
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		11,000	10,951
Electricite de France S.A.
4.600% due 01/27/2020		1,700	1,725
Entergy Corp.
5.125% due 09/15/2020		4,400	4,492
Fortis, Inc.
2.100% due 10/04/2021		800	770
Georgia Power Co.
4.250% due 12/01/2019		100	101
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		100	101
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		11,530	11,518
3.107% (US0003M + 0.400%) due 08/21/2020 ~		6,600	6,593
Plains All American Pipeline LP
2.600% due 12/15/2019		100	99
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		1,100	1,078
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,500	3,465
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~		3,700	3,655
Sprint Capital Corp.
6.900% due 05/01/2019		8,750	8,827
Sprint Communications, Inc.
7.000% due 03/01/2020		1,500	1,541
7.000% due 08/15/2020		3,900	4,003
Sprint Corp.
7.250% due 09/15/2021		900	923

Verizon Communications, Inc.
3.376% due 02/15/2025	2,953	2,869

		72,710

Total Corporate Bonds & Notes (Cost $508,147)		501,942

U.S. GOVERNMENT AGENCIES 21.8%
CIMIC Group Ltd.
4.090% due 06/17/2019 (g)	700	686
Fannie Mae
2.125% due 04/24/2026	6,400	6,105
2.936% due 10/25/2036 - 09/25/2041 •	3,720	3,735
2.956% due 08/25/2037 •	1,076	1,084
3.056% due 02/25/2042 •	19,761	20,006
3.106% due 01/25/2042 •	6,573	6,672
3.500% due 02/01/2045 - 03/01/2048	18,167	18,182
4.293% due 05/01/2038 •	6,821	7,150
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049	10,000	10,056
4.000% due 01/01/2049 - 02/01/2049	484,100	493,297
Freddie Mac
2.835% due 07/15/2036 •	439	441
2.905% due 05/15/2032 - 09/15/2042 •	3,031	3,046
3.055% due 12/15/2037 •	426	429
3.075% due 10/15/2037 •	1,017	1,028
Ginnie Mae
0.693% due 10/16/2053 ~(a)	4,158	120
2.649% due 10/20/2043 •	9,733	9,734
NCUA Guaranteed Notes
2.940% due 12/08/2020 •	819	823
Small Business Administration
4.840% due 05/01/2025	99	102
4.990% due 09/01/2024	110	114
5.160% due 02/01/2028	73	77
5.310% due 05/01/2027	145	152
5.510% due 11/01/2027	51	55
5.820% due 06/01/2026	100	105
5.870% due 07/01/2028	52	55
6.020% due 08/01/2028	27	29
6.770% due 11/01/2028	130	142

Total U.S. Government Agencies (Cost $579,437)		583,425

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)	2,010	2,011
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (i)(k)	31,147	30,711
0.125% due 04/15/2022 (m)	104	101
0.125% due 07/15/2026 (i)	12,238	11,498
0.375% due 07/15/2023 (m)	293	287
0.375% due 07/15/2025 (k)	18,875	18,210
0.375% due 07/15/2025 (m)	3,306	3,189
0.500% due 01/15/2028 (i)	8,202	7,833
0.625% due 07/15/2021 (k)(m)	1,346	1,332
0.625% due 01/15/2024 (i)	19,400	19,104
0.625% due 01/15/2026 (i)	6,705	6,531
0.750% due 07/15/2028 (i)	87,043	85,267
0.750% due 02/15/2042 (i)	6,816	6,200
0.875% due 02/15/2047 (m)	1,959	1,803
1.250% due 07/15/2020 (k)(m)	9,752	9,733
1.375% due 02/15/2044 (k)	3,320	3,436
1.375% due 02/15/2044 (i)	9,191	9,512
1.750% due 01/15/2028 (m)	109	115
2.125% due 02/15/2040 (m)	1,369	1,613
2.125% due 02/15/2041 (m)	115	137
2.500% due 01/15/2029 (k)	31,036	35,358
3.375% due 04/15/2032 (m)	1,140	1,464
3.875% due 04/15/2029	3,292	4,194
U.S. Treasury Notes
1.625% due 05/15/2026 (i)(m)	28,700	26,825
2.000% due 02/15/2025 (i)	36,800	35,615
2.750% due 02/15/2024 (i)	46,900	47,414

Total U.S. Treasury Obligations (Cost $376,171)		369,493

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust
4.902% due 07/25/2035 ~	303	300
American Home Mortgage Investment Trust
4.385% due 09/25/2045 •	3	3

Banc of America Funding Trust
4.220% due 05/20/2036 ^~		660	648
BCAP LLC Trust
4.293% due 01/26/2034 ~		76	75
Bear Stearns Adjustable Rate Mortgage Trust
4.810% due 01/25/2035 ~		345	347
Bear Stearns ALT-A Trust
4.512% due 07/25/2035 ^~		1,020	828
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~		114	103
Chase Mortgage Finance Trust
4.137% due 02/25/2037 ~		186	187
4.369% due 02/25/2037 ~		302	304
5.500% due 12/25/2022 ^		525	371
ChaseFlex Trust
6.300% due 06/25/2036 ^~		81	70
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.786% due 01/25/2035 •		8	8
Citigroup Mortgage Loan Trust
4.990% due 11/25/2035 •		198	198
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		9,797	7,036
6.500% due 09/25/2037 ^		1,959	1,339
Countrywide Home Loan Mortgage Pass-Through Trust
3.829% due 11/20/2034 ~		597	596
3.855% due 08/20/2035 ^~		2,721	2,620
Credit Suisse First Boston Mortgage Securities Corp.
3.925% due 04/25/2034 ~		23	23
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		22	22
Eurosail PLC
1.850% due 06/13/2045 •	GBP	2,537	3,169
F-E Mortgages SRL
0.019% due 12/15/2043 •	EUR	646	739
First Horizon Alternative Mortgage Securities Trust
4.027% due 04/25/2035 ~		$427	426
Grecale RMBS SRL
0.183% due 01/27/2061 •	EUR	761	871
GS Mortgage Securities Trust
3.849% due 12/10/2043		$327	329
GSR Mortgage Loan Trust
4.039% due 11/25/2035 ~		337	335
4.300% due 09/25/2035 ~		19	20
HarborView Mortgage Loan Trust
2.600% due 03/19/2037 •		1,207	1,150
2.780% due 11/19/2035 •		1,003	953
2.810% due 06/20/2035 •		658	649
HomeBanc Mortgage Trust
2.836% due 10/25/2035 •		340	340
IndyMac Mortgage Loan Trust
2.716% due 07/25/2036 •		1,616	1,487
4.304% due 11/25/2035 ^~		349	332
JPMorgan Alternative Loan Trust
2.696% due 06/25/2037 •		763	759
JPMorgan Mortgage Trust
4.187% due 04/25/2035 ~		70	70
4.314% due 07/25/2035 ~		179	180
MASTR Adjustable Rate Mortgages Trust
4.438% due 11/21/2034 ~		282	290
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.195% due 09/15/2030 •		154	152
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.935% due 06/15/2030 •		15	14
Merrill Lynch Mortgage Investors Trust
3.977% due 06/25/2035 ~		432	431
4.151% due 12/25/2034 ~		137	138
4.250% due 05/25/2036 ~		4	4
Natixis Commercial Mortgage Securities Trust
3.205% due 02/15/2033 •		4,750	4,721
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.886% due 12/25/2035 •		9,572	8,940
Residential Accredit Loans, Inc. Trust
2.686% due 06/25/2046 •		122	50
6.000% due 09/25/2036		345	304
6.000% due 09/25/2036 ^		902	794
Residential Asset Securitization Trust
6.500% due 09/25/2036 ^		10,416	7,212
Structured Adjustable Rate Mortgage Loan Trust
3.299% due 11/25/2034 •		1,009	961
Structured Asset Mortgage Investments Trust
2.716% due 05/25/2036 •		151	138

3.150% due 05/19/2035 •		76	75
Thornburg Mortgage Securities Trust
4.373% due 03/25/2037 ^•		3,985	3,556
Vornado DP LLC Trust
2.970% due 09/13/2028		410	410
WaMu Mortgage Pass-Through Certificates Trust
2.876% due 01/25/2045 •		815	813
3.246% due 11/25/2034 •		374	369
3.306% due 01/25/2045 •		499	498
3.958% due 06/25/2034 ~		82	84
4.184% due 10/25/2034 ~		73	73
4.314% due 01/25/2035 ~		84	86
Wells Fargo Mortgage-Backed Securities Trust
4.168% due 06/25/2033 ~		42	43
4.209% due 04/25/2036 ~		671	655
4.561% due 04/25/2036 ~		4	4
4.567% due 03/25/2035 ~		196	200
4.768% due 03/25/2036 ~		6	6
4.973% due 12/25/2034 ~		30	31
5.000% due 03/25/2036		28	27

Total Non-Agency Mortgage-Backed Securities (Cost $58,335)			57,966

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust
3.181% due 05/25/2035 •		165	166
3.376% due 05/25/2035 •		837	821
3.406% due 12/25/2034 •		654	637
Apidos CLO
3.430% due 01/19/2025 •		6,130	6,117
Asset-Backed Securities Corp. Home Equity Loan Trust
2.736% due 11/25/2036 •		6,600	6,088
Atrium Corp.
3.299% due 04/22/2027 •		3,200	3,163
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	800	908
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø		$1,319	1,317
4.066% due 09/28/2033 Ø		345	346
4.090% due 05/28/2033 Ø		1,832	1,834
Bear Stearns Asset-Backed Securities Trust
3.006% due 09/25/2046 •		527	487
3.166% due 02/25/2036 •		8,587	7,579
Benefit Street Partners CLO Ltd.
3.225% due 07/18/2027 •		1,500	1,487
Carlyle Global Market Strategies Euro CLO DAC
1.200% due 09/21/2029	EUR	400	460
Catamaran CLO Ltd.
3.359% due 01/27/2028 •		$4,180	4,152
CoreVest American Finance Trust
2.968% due 10/15/2049		982	962
Countrywide Asset-Backed Certificates
3.541% due 12/25/2035 •		2,600	2,486
Countrywide Asset-Backed Certificates Trust
3.286% due 11/25/2034 •		365	365
3.361% due 08/25/2034 •		154	151
4.040% due 11/25/2034 •		2,831	2,766
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		5,200	5,163
Fremont Home Loan Trust
2.746% due 10/25/2036 •		7,639	3,960
3.226% due 07/25/2035 •		51	51
GSAMP Trust
2.706% due 11/25/2036 •		1,098	665
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		2,500	2,486
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.556% due 11/25/2034 •		337	332
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		3,668	3,653
Jubilee CLO BV
0.489% due 12/15/2029 •	EUR	1,940	2,202
KVK CLO Ltd.
3.336% due 01/14/2028 •		$550	543
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •		1,032	1,034
MASTR Asset-Backed Securities Trust
3.181% due 10/25/2035 •		3	3
Morgan Stanley ABS Capital, Inc. Trust
3.436% due 03/25/2035 •		261	263
3.541% due 07/25/2035 •		7,435	7,411
Morgan Stanley Home Equity Loan Trust
3.211% due 08/25/2035 •		343	344

Nelnet Student Loan Trust
3.270% due 07/27/2048 •		1,087	1,092
New Century Home Equity Loan Trust
3.241% due 07/25/2035 •		72	72
North Carolina State Education Assistance Authority
3.306% due 07/25/2039 •		5,557	5,572
OCP CLO Ltd.
3.236% due 07/15/2027 •		3,100	3,075
3.299% due 04/17/2027 •		1,700	1,684
3.328% due 10/26/2027 •		5,230	5,192
OFSI Fund Ltd.
3.086% due 03/20/2025 •		8,967	8,951
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		2,911	2,906
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •		2,825	2,126
2.646% due 03/25/2037 •		2,434	1,812
Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •		15,496	15,352
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •		258	259
3.481% due 10/25/2034 •		70	70
Residential Asset Mortgage Products Trust
3.301% due 06/25/2035 •		448	450
Residential Asset Securities Corp. Trust
2.886% due 02/25/2036 •		280	281
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		1,408	1,358
SLM Private Education Loan Trust
4.705% due 06/16/2042 •		1,700	1,733
SLM Student Loan Trust
3.990% due 04/25/2023 •		5,095	5,125
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		4,400	4,380
3.349% due 07/20/2027 •		1,300	1,294
3.359% due 01/20/2028 •		8,500	8,432
Soundview Home Loan Trust
3.456% due 10/25/2037 •		1,449	1,232
Structured Asset Securities Corp. Mortgage Loan Trust
3.849% due 04/25/2035 •		145	142
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		10,333	10,328
Symphony CLO Ltd.
3.466% due 10/15/2025 •		11,840	11,754
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.309% due 04/20/2028 •		20,520	20,315
Tralee CLO Ltd.
3.499% due 10/20/2027 •		3,600	3,585
Venture CDO Ltd.
2.699% due 01/20/2022 •		608	608
Venture CLO Ltd.
3.316% due 07/15/2027 •		2,900	2,872
Wells Fargo Home Equity Asset-Backed Securities Trust
2.766% due 05/25/2036 •		182	182

Total Asset-Backed Securities (Cost $192,411)			192,886

SOVEREIGN ISSUES 2.3%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (c)	BRL	8,780	2,232
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	3,336	2,364
United Kingdom Gilt
1.250% due 11/22/2027 (d)	GBP	34,597	58,241

Total Sovereign Issues (Cost $65,389)			62,837

SHORT-TERM INSTRUMENTS 61.4%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
2.890% (US0003M + 0.400% ) due 10/25/2019 ~		$22,700	22,713

COMMERCIAL PAPER 1.7%
Campbell Soup Co.
3.100% due 02/13/2019		10,500	10,463
Entergy Corp.
2.900% due 02/12/2019		15,747	15,691

HSBC Bank Canada
2.094% due 01/08/2019	CAD	5,700	4,174
Toronto-Dominion Bank
2.055% due 01/04/2019		8,100	5,932
2.063% due 01/03/2019		11,700	8,569

			44,829

REPURCHASE AGREEMENTS (h) 24.0%			642,100

GREECE TREASURY BILLS 0.4%
0.910% due 02/01/2019 - 03/01/2019 (b)(c)	EUR	8,800	10,073

JAPAN TREASURY BILLS 19.0%
(0.235)% due 01/09/2019 - 03/25/2019 (b)(c)	JPY	55,640,000	507,700

U.S. TREASURY BILLS 15.5%
2.331% due 01/03/2019 - 02/19/2019 (b)(c)(k)(m)		$415,676	415,086

Total Short-Term Instruments (Cost $1,627,418)			1,642,501

Total Investments in Securities (Cost $3,407,308)			3,411,050

	SHARES
INVESTMENTS IN AFFILIATES 15.4%
SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short Asset Portfolio		41,504,610	411,809
PIMCO Short-Term Floating NAV Portfolio III		89,165	881

Total Short-Term Instruments (Cost $416,149)			412,690

Total Investments in Affiliates (Cost $416,149)			412,690

Total Investments 142.9% (Cost $3,823,457)			$3,823,740
Financial Derivative Instruments (j)(l) (6.5)% (Cost or Premiums, net $(8,693))			(172,861)
Other Assets and Liabilities, net (36.4)%			(975,089)

Net Assets 100.0%			$2,675,790

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	02/25/2019	09/26/2018	$3,757	$3,644	0.14%
CIMIC Group Ltd.	1.000	08/03/2019	08/13/2018	2,442	2,436	0.09
CIMIC Group Ltd.	1.000	04/04/2019	09/26/2018	1,486	1,483	0.06
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	1,573	1,570	0.06
CIMIC Group Ltd.	4.090	06/17/2019	07/10/2018	687	686	0.03
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	1,300	1,299	0.05
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	1,726	1,721	0.06
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	1,726	1,714	0.06
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	1,726	1,708	0.06

				$16,423	$16,261	0.61%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
AZD	3.200%	12/31/1918	01/02/1919	$107,500	U.S. Treasury Bonds 3.000% due 05/15/2045	$(109,886)	$107,500	$107,519
BCY	2.920	12/31/2018	01/02/2019	202,900	U.S. Treasury Notes 1.375% - 2.500% due 06/30/2023 - 05/15/2024	(207,234)	202,900	202,933
BOS	3.100	01/02/2019	01/03/2019	121,900	U.S. Treasury Bonds 3.125% due 08/15/2044	(125,892)	121,900	121,910
FICC	2.000	12/31/2018	01/02/2019	6,700	U.S. Treasury Notes 2.875% due 09/30/2023	(6,840)	6,700	6,700
JPS	3.100	01/02/2019	01/03/2019	78,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(79,887)	78,100	78,107
MBC	2.680	12/27/2018	01/03/2019	125,000	U.S. Treasury Notes 2.375% due 12/31/2020	(127,724)	125,000	125,056

Total Repurchase Agreements						$(657,463)	$642,100	$642,225

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.720%	12/27/2018	02/27/2019	$(1,308)	$(1,309)
BOS	2.950	12/28/2018	01/04/2019	(65,758)	(65,785)
DEU	2.800	12/28/2018	01/11/2019	(48,660)	(48,679)
GRE	2.800	12/27/2018	01/28/2019	(45,820)	(45,841)
IND	2.610	12/10/2018	03/08/2019	(39,850)	(39,917)
SCX	2.800	12/10/2018	01/22/2019	(67,490)	(67,610)

Total Reverse Repurchase Agreements					$(269,141)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	3.500%	01/01/2049	$19,000	$(18,887)	$(19,004)
U.S. Treasury Obligations 0.0%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/2028	1,025	(986)	(982)

Total Short Sales (0.7)%				$(19,873)	$(19,986)

(i)	Securities with an aggregate market value of $269,887 and cash of $60 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(14,865) at a weighted average interest rate of 2.639%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $2 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn July 2019 Futures	$390.000	06/21/2019	130	$650	$(113)	$(111)
Put - CBOT Corn July 2019 Futures	400.000	06/21/2019	96	480	(106)	(112)
Call - NYMEX Crude April 2019 Futures	54.000	03/15/2019	240	240	(305)	(314)
Call - NYMEX Crude February 2019 Futures	57.000	01/16/2019	120	120	(154)	(7)
Call - NYMEX Crude February 2019 Futures	57.500	01/16/2019	120	120	(146)	(6)
Call - NYMEX Crude February 2019 Futures	63.000	01/16/2019	132	132	(151)	(1)
Call - NYMEX Crude February 2019 Futures	65.000	01/16/2019	192	192	(201)	(2)
Call - NYMEX Crude February 2019 Futures	66.000	01/16/2019	228	228	(274)	(2)
Call - NYMEX Crude February 2019 Futures	67.000	01/16/2019	300	300	(378)	(3)
Call - NYMEX Crude February 2019 Futures	68.000	01/16/2019	72	72	(84)	(1)
Call - NYMEX Crude March 2019 Futures	55.000	02/14/2019	48	48	(53)	(30)
Call - NYMEX Crude March 2019 Futures	57.000	02/14/2019	108	108	(118)	(45)
Call - NYMEX Crude March 2019 Futures	58.000	02/14/2019	96	96	(111)	(34)
Call - NYMEX Crude March 2019 Futures	58.500	02/14/2019	144	144	(156)	(46)
Call - NYMEX Crude March 2019 Futures	59.000	02/14/2019	216	216	(226)	(63)
Call - NYMEX Crude March 2019 Futures	61.000	02/14/2019	180	180	(196)	(36)
Put - NYMEX Natural Gas April 2019 Futures	2.700	03/26/2019	32	320	(45)	(58)
Put - NYMEX Natural Gas February 2019 Futures	3.200	01/28/2019	40	400	(41)	(144)
Put - NYMEX Natural Gas February 2019 Futures	3.250	01/28/2019	74	740	(81)	(295)
Put - NYMEX Natural Gas March 2019 Futures	2.850	02/25/2019	96	960	(115)	(217)
Put - NYMEX Natural Gas March 2019 Futures	2.900	02/25/2019	408	4,080	(595)	(1,049)
Put - NYMEX Natural Gas March 2019 Futures	3.000	02/25/2019	300	3,000	(526)	(974)
Put - NYMEX Natural Gas March 2019 Futures	3.100	02/25/2019	168	1,680	(336)	(668)
Put - NYMEX Natural Gas March 2019 Futures	3.150	02/25/2019	207	2,070	(385)	(902)
Put - NYMEX Natural Gas March 2019 Futures	3.250	02/25/2019	267	2,670	(711)	(1,375)
Put - NYMEX Natural Gas March 2019 Futures	3.500	02/25/2019	126	1,260	(466)	(916)

Total Written Options					$(6,073)	$(7,411)

Futures Contracts:

Long Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	9	$29	$0	$0	$0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	9	29	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	9	29	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	9	29	(1)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	9	28	(1)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	9	28	(1)	0	0
Brent Crude December Futures	10/2019	4,201	231,643	(18,458)	2,499	(28)
Brent Crude December Futures	10/2020	7,083	398,631	(71,008)	5,133	0
Brent Crude July Futures	05/2019	139	7,612	(1,077)	81	0
Brent Crude March Futures	01/2019	173	9,307	10	173	0
Brent Crude May Futures	03/2019	154	8,364	(856)	85	0
Brent Crude November Futures	09/2019	89	4,901	(1,096)	55	0
Brent Crude October Futures	08/2019	89	4,893	(1,113)	54	0
Chicago Ethanol (Platts) February Futures	02/2019	903	47,976	(1,392)	0	(284)
Chicago Ethanol (Platts) January Futures	01/2019	165	8,507	(677)	0	(52)
Cocoa March Futures	03/2019	40	966	58	3	0
Cocoa May Futures	05/2019	334	8,180	92	40	0
Copper December Futures	12/2019	360	53,640	(2,745)	0	0
Copper March Futures	03/2019	13	855	(23)	0	(16)
Copper May Futures	05/2019	170	25,346	(294)	0	0
Copper September Futures	09/2019	110	16,390	(642)	0	0
Corn December Futures	12/2019	2,059	40,923	(258)	0	0
Cotton No. 2 March Futures	03/2019	76	2,744	(223)	0	0
Cotton No. 2 May Futures	05/2019	341	12,532	(1,031)	2	0
Gas Oil December Futures	12/2019	197	10,426	(906)	266	0
Hard Red Winter Wheat July Futures	07/2019	483	12,377	(848)	0	(175)
Hard Red Winter Wheat March Futures	03/2019	839	20,503	(1,193)	0	(304)
Henry Hub Natural Gas April Futures	03/2020	160	1,013	(52)	0	(4)
Henry Hub Natural Gas August Futures	07/2020	160	1,020	(45)	0	(2)
Henry Hub Natural Gas December Futures	11/2020	160	1,112	47	1	0
Henry Hub Natural Gas February Futures	01/2020	160	1,199	134	0	(34)
Henry Hub Natural Gas January Futures	12/2019	160	1,225	160	0	(36)
Henry Hub Natural Gas July Futures	06/2020	160	1,018	(47)	0	(2)
Henry Hub Natural Gas June Futures	05/2020	160	1,005	(60)	0	(3)
Henry Hub Natural Gas March Futures	02/2020	160	1,131	66	0	(24)
Henry Hub Natural Gas May Futures	04/2020	160	994	(71)	0	(3)
Henry Hub Natural Gas November Futures	10/2020	160	1,042	(23)	1	0
Henry Hub Natural Gas October Futures	09/2020	160	1,020	(45)	0	0
Henry Hub Natural Gas September Futures	08/2020	160	1,012	(53)	0	0
Henry Hub Natural Gas Swap April Futures	03/2019	40	268	(16)	0	(13)
Henry Hub Natural Gas Swap August Futures	07/2019	41	283	(9)	0	(11)
Henry Hub Natural Gas Swap December Futures	11/2019	41	302	10	0	(10)
Henry Hub Natural Gas Swap February Futures	01/2019	38	279	9	0	(34)
Henry Hub Natural Gas Swap July Futures	06/2019	41	283	(9)	0	(11)
Henry Hub Natural Gas Swap June Futures	05/2019	40	272	(13)	0	(11)
Henry Hub Natural Gas Swap March Futures	02/2019	41	292	0	0	(30)
Henry Hub Natural Gas Swap May Futures	04/2019	41	274	(18)	0	(11)
Henry Hub Natural Gas Swap November Futures	10/2019	40	280	(5)	0	(9)
Henry Hub Natural Gas Swap October Futures	09/2019	41	282	(10)	0	(10)
Henry Hub Natural Gas Swap September Futures	08/2019	40	273	(12)	0	(10)
Lead May Futures	05/2019	207	10,469	186	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2019	87	451	116	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2019	111	477	42	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2019	111	422	(13)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2019	87	444	109	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2019	87	433	99	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2019	111	508	74	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2019	87	423	89	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2019	87	452	118	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2019	87	444	109	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2019	111	438	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2019	111	448	14	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2019	111	457	22	0	0
Natural Gas April Futures	03/2020	15	380	(3)	0	(2)
Natural Gas February Futures	01/2019	298	8,761	(2,086)	0	(1,082)
Natural Gas March Futures	02/2020	88	2,488	20	0	(54)
Natural Gas March Futures	02/2021	66	1,778	(5)	3	0
Natural Gas May Futures	04/2019	823	21,991	(863)	0	(881)
Natural Gas October Futures	09/2019	1,952	53,719	828	0	(1,875)
New York Harbor ULSD April Futures	03/2019	44	3,060	(76)	32	0
New York Harbor ULSD March Futures	02/2019	365	25,600	(4,437)	291	0
New York Harbor ULSD May Futures	04/2019	157	10,912	(2,177)	102	0
Nickel March Futures	03/2019	105	6,729	(183)	0	0
Nickel May Futures	05/2019	73	4,700	(64)	0	0
Platinum April Futures	04/2019	676	27,060	(12)	142	0
Propane April Futures	04/2019	112	2,884	(1,042)	18	0
Propane February Futures	02/2019	22	603	(90)	0	(1)
Propane January Futures	01/2019	22	599	(94)	0	(2)
Propane June Futures	06/2019	112	2,849	(1,077)	18	0
Propane March Futures	03/2019	22	584	(109)	2	0
Propane May Futures	05/2019	112	2,855	(1,071)	18	0
RBOB Gasoline April Futures	03/2019	215	13,468	(148)	22	0
RBOB Gasoline August Futures	07/2019	191	11,983	(3,796)	18	0
RBOB Gasoline December Futures	11/2019	120	6,729	(561)	26	0
RBOB Gasoline June Futures	05/2019	268	16,970	(7,009)	34	0
RBOB Gasoline March Futures	02/2019	1,700	93,677	(24,311)	175	0
Silver March Futures	03/2019	64	4,973	201	33	0
Soybean July Futures	07/2019	875	40,261	771	0	(33)
Soybean Meal March Futures	03/2019	37	1,147	(29)	0	(11)
U.S. Treasury 5-Year Note March Futures	03/2019	34	3,899	62	8	0
U.S. Treasury 30-Year Bond March Futures	03/2019	145	21,170	974	68	0
Wheat December Futures	12/2019	482	13,074	(280)	0	(175)
Wheat March Futures	03/2019	96	2,416	(90)	0	(40)
White Sugar March Futures	02/2019	732	12,170	244	0	(238)
White Sugar May Futures	04/2019	148	2,489	(34)	0	(48)
WTI Crude August Futures	07/2019	714	33,986	(3,043)	293	0
WTI Crude December Futures	11/2020	278	13,850	(2,549)	286	0
WTI Crude December Futures	11/2024	153	8,120	(522)	150	0
WTI Crude July Futures	06/2019	458	21,663	(2,591)	160	0
WTI Crude June Futures	05/2019	1,795	84,239	(23,998)	509	0
WTI Crude June Futures	05/2020	2,875	141,191	(35,838)	2,541	(14)
WTI Crude June Futures	05/2021	1,403	70,613	(11,237)	1,515	0
WTI Crude March Futures	02/2019	55	2,515	(204)	6	0
WTI Crude March Futures	02/2020	3,259	158,844	(36,819)	2,477	0
WTI Crude May Futures	04/2019	418	19,441	(2,680)	100	0
WTI Crude October Futures	09/2019	22	1,057	41	12	0
WTI Crude September Futures	08/2019	4,731	226,331	(67,147)	2,340	0
WTI Crude September Futures	08/2020	322	15,907	(4,279)	319	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2019	39	183	59	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	39	166	43	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	39	142	18	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2019	39	182	59	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2019	39	173	50	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2019	39	181	57	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2019	39	181	58	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2019	39	181	58	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	39	144	21	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	39	147	24	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	39	159	36	0	0
WTI Midland vs WTI Trade April Futures	03/2020	43	9	48	0	0
WTI Midland vs WTI Trade August Futures	07/2020	43	9	48	0	0
WTI Midland vs WTI Trade December Futures	11/2020	43	9	48	0	0
WTI Midland vs WTI Trade July Futures	06/2020	43	9	48	0	0
WTI Midland vs WTI Trade June Futures	05/2020	43	9	48	0	0
WTI Midland vs WTI Trade May Futures	04/2020	43	9	48	0	0
WTI Midland vs WTI Trade November Futures	10/2020	43	9	48	0	0
WTI Midland vs WTI Trade October Futures	09/2020	43	9	48	0	0
WTI Midland vs WTI Trade September Futures	08/2020	43	9	48	0	0
Zinc March Futures	03/2019	21	1,297	(59)	0	0
Zinc May Futures	05/2019	173	10,631	(112)	0	0

				$(339,451)	$20,111	$(5,584)

Short Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2019	36	$(1,663)	$53	$0	$0
Aluminum May Futures	05/2019	292	(13,538)	716	0	0
Arabica Coffee March Futures	03/2019	24	(917)	110	0	(8)
Brent Crude April Futures	02/2019	120	(6,482)	2	0	(49)
Brent Crude April Futures	04/2019	54	(2,947)	1,223	0	(30)
Brent Crude August Futures	06/2019	191	(10,482)	3,609	0	(113)
Brent Crude December Futures	10/2021	2,528	(145,309)	12,249	0	(1,820)
Brent Crude December Futures	10/2022	636	(37,327)	1,371	0	(426)
Brent Crude February Futures	02/2019	9	(486)	159	0	(5)
Brent Crude January Futures	01/2019	9	(484)	161	0	(5)
Brent Crude June Futures	04/2019	5,846	(319,016)	94,173	34	(3,358)
Brent Crude June Futures	06/2019	54	(2,964)	1,207	0	(32)
Brent Crude June Futures	05/2020	1,874	(104,532)	14,861	0	(1,281)
Brent Crude June Futures	04/2021	417	(23,744)	2,774	0	(304)
Brent Crude March Futures	03/2019	9	(489)	157	0	(5)
Brent Crude March Futures	01/2020	560	(31,063)	5,554	0	(370)
Brent Crude May Futures	05/2019	54	(2,958)	1,213	0	(32)
Brent Crude September Futures	07/2019	862	(47,341)	2,812	0	(427)
Call Options Strike @ USD 65.000 on Brent Crude April 2019 Futures	02/2019	324	(246)	213	3	0
Call Options Strike @ USD 66.500 on Brent Crude April 2019 Futures	02/2019	144	(86)	96	1	0
Call Options Strike @ USD 67.000 on Brent Crude April 2019 Futures	02/2019	216	(119)	150	2	0
Call Options Strike @ USD 68.000 on Brent Crude April 2019 Futures	02/2019	132	(62)	93	1	0
Call Options Strike @ USD 68.000 on Brent Crude March 2019 Futures	01/2019	132	(22)	182	7	0
Call Options Strike @ USD 70.000 on Brent Crude June 2019 Futures	04/2019	256	(228)	288	0	0
Call Options Strike @ USD 70.000 on Brent Crude March 2019 Futures	01/2019	144	(17)	174	6	0
Call Options Strike @ USD 73.000 on Brent Crude March 2019 Futures	01/2019	120	(8)	152	4	0
Call Options Strike @ USD 74.000 on Brent Crude March 2019 Futures	01/2019	132	(8)	162	4	0
Call Options Strike @ USD 75.000 on Brent Crude March 2019 Futures	01/2019	120	(6)	169	4	0
Call Options Strike @ USD 76.000 on Brent Crude March 2019 Futures	01/2019	120	(5)	157	4	0
Call Options Strike @ USD 77.000 on Brent Crude March 2019 Futures	01/2019	108	(4)	123	2	0
Call Options Strike @ USD 78.000 on Brent Crude March 2019 Futures	01/2019	132	(4)	185	3	0
Copper December Futures	12/2019	792	(52,391)	3,924	911	0
Copper May Futures	05/2019	185	(12,196)	316	229	0
Copper September Futures	09/2019	242	(15,999)	1,064	275	0
Corn July Futures	07/2019	605	(11,820)	114	0	(8)
Corn March Futures	03/2019	1,910	(35,813)	(308)	48	0
Corn May Futures	05/2019	660	(12,639)	224	8	0
Corn September Futures	09/2019	566	(11,136)	119	0	(7)
Euro-Bund 10-Year Bond March Futures	03/2019	37	(6,933)	(70)	8	0
Gas Oil January Futures	01/2019	96	(4,903)	443	0	(168)
Gas Oil June Futures	06/2019	48	(2,470)	826	0	(68)
Gas Oil March Futures	03/2019	136	(6,960)	425	0	(221)
Gas Oil May Futures	05/2019	162	(8,294)	(117)	0	(239)
Gold 100 oz. February Futures	02/2019	692	(88,666)	(3,660)	118	0
Henry Hub Natural Gas April Futures	03/2019	30	(201)	6	9	0
Henry Hub Natural Gas April Futures	03/2021	156	(958)	65	0	(3)
Henry Hub Natural Gas August Futures	07/2019	31	(214)	1	5	0
Henry Hub Natural Gas August Futures	07/2021	156	(984)	39	0	(4)
Henry Hub Natural Gas December Futures	11/2019	41	(302)	(17)	10	0
Henry Hub Natural Gas December Futures	11/2021	156	(1,085)	(62)	0	(3)
Henry Hub Natural Gas February Futures	01/2019	38	(279)	(16)	34	0
Henry Hub Natural Gas February Futures	01/2021	156	(1,110)	(86)	0	(1)
Henry Hub Natural Gas January Futures	12/2020	156	(1,131)	(108)	0	(1)
Henry Hub Natural Gas July Futures	06/2019	31	(214)	1	5	0
Henry Hub Natural Gas July Futures	06/2021	156	(978)	45	0	(4)
Henry Hub Natural Gas June Futures	05/2019	30	(204)	4	7	0
Henry Hub Natural Gas June Futures	05/2021	156	(963)	60	0	(4)
Henry Hub Natural Gas March Futures	02/2019	41	(292)	(8)	30	0
Henry Hub Natural Gas March Futures	02/2021	156	(1,051)	(27)	0	(2)
Henry Hub Natural Gas May Futures	04/2019	31	(207)	7	9	0
Henry Hub Natural Gas May Futures	04/2021	156	(948)	75	0	(4)
Henry Hub Natural Gas November Futures	10/2019	40	(280)	(2)	9	0
Henry Hub Natural Gas November Futures	10/2021	156	(1,017)	6	0	(3)
Henry Hub Natural Gas October Futures	09/2019	31	(213)	1	5	0
Henry Hub Natural Gas October Futures	09/2021	156	(992)	31	0	(4)
Henry Hub Natural Gas September Futures	08/2019	30	(204)	3	6	0
Henry Hub Natural Gas September Futures	08/2021	156	(982)	40	0	(4)
Live Cattle April Futures	04/2019	94	(4,747)	(106)	6	0
Live Cattle February Futures	02/2019	171	(8,473)	(246)	21	0
Natural Gas April Futures	03/2019	1,155	(30,989)	1,499	1,327	(1)
Natural Gas April Futures	03/2021	66	(1,622)	4	0	(6)
Natural Gas January Futures	12/2019	575	(17,612)	(70)	512	0
Natural Gas March Futures	02/2019	2,499	(71,246)	18,999	7,674	0
New York Harbor ULSD June Futures	05/2019	137	(9,568)	979	0	(81)
Put Options Strike @ USD 55.000 on Brent Crude June 2019 Futures	04/2019	135	(706)	(462)	54	0
Put Options Strike @ USD 57.000 on Brent Crude June 2019 Futures	04/2019	121	(771)	(498)	57	0
RBOB Gasoline February Futures	01/2019	494	(27,016)	82	0	(14)
RBOB Gasoline May Futures	04/2019	36	(2,271)	124	0	(4)
Soybean March Futures	03/2019	40	(1,790)	2	1	0
Soybean May Futures	05/2019	320	(14,524)	63	8	0
Soybean November Futures	11/2019	1,457	(68,133)	(528)	37	0
Soybean Oil March Futures	03/2019	98	(1,638)	41	0	(1)
Sugar No. 11 March Futures	02/2019	785	(10,577)	124	317	0
Sugar No. 11 May Futures	04/2019	818	(11,086)	684	311	0
U.S. Treasury 2-Year Note March Futures	03/2019	4	(849)	(6)	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2019	108	(13,178)	(275)	0	(42)
United Kingdom Long Gilt March Futures	03/2019	443	(69,548)	(576)	73	(226)
Wheat July Futures	07/2019	520	(13,481)	235	201	0
Wheat May Futures	05/2019	526	(13,426)	552	217	0
Wheat September Futures	09/2019	482	(12,731)	323	175	0
WTI Brent Financial April Futures	04/2019	126	(1,002)	(104)	0	(39)
WTI Brent Financial August Futures	08/2019	150	(1,061)	39	0	(16)
WTI Brent Financial December Futures	12/2019	150	(1,023)	77	6	0
WTI Brent Financial February Futures	02/2019	126	(1,033)	(135)	0	(52)
WTI Brent Financial January Futures	01/2019	126	(1,046)	(148)	0	(63)
WTI Brent Financial July Futures	07/2019	150	(1,086)	14	0	(24)
WTI Brent Financial June Futures	06/2019	126	(944)	(46)	0	(28)
WTI Brent Financial March Futures	03/2019	126	(1,021)	(123)	0	(44)
WTI Brent Financial May Futures	05/2019	126	(973)	(75)	0	(35)
WTI Brent Financial November Futures	11/2019	150	(1,025)	75	1	0
WTI Brent Financial October Futures	10/2019	150	(1,031)	69	0	(4)
WTI Brent Financial September Futures	09/2019	150	(1,047)	53	0	(10)
WTI Crude April Futures	03/2019	463	(21,335)	2,749	0	(86)
WTI Crude December Futures	11/2019	9,392	(454,385)	127,118	12	(5,835)
WTI Crude December Futures	11/2020	3,812	(189,914)	40,107	0	(3,926)
WTI Crude December Futures	11/2021	91	(4,631)	(63)	0	(98)
WTI Crude December Futures	11/2022	186	(9,648)	381	0	(192)
WTI Crude December Futures	11/2023	153	(8,063)	657	0	(154)
WTI Crude February Futures	01/2019	270	(12,261)	1,193	0	(21)
WTI Crude February Futures	01/2020	11	(535)	(22)	0	(8)
WTI Crude January Futures	12/2019	188	(9,118)	747	0	(128)
WTI Crude June Futures	05/2019	1,899	(89,120)	14,339	0	(630)
WTI Crude November Futures	10/2019	229	(11,042)	1,302	0	(135)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	43	(151)	35	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	43	(151)	35	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	43	(151)	35	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	43	(147)	38	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	43	(147)	38	0	0
WTI Midland vs WTI Trade February Futures	01/2020	43	(42)	(3)	0	0
WTI Midland vs WTI Trade January Futures	12/2019	43	(42)	(3)	0	0
WTI Midland vs WTI Trade March Futures	02/2020	43	(42)	(3)	0	0

				$357,492	$12,811	$(20,917)

Total Futures Contracts				$18,041	$32,922	$(26,501)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR 1,530	$25	$(5)	$20	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.655%	Semi-Annual	10/19/2023		$7,700	$0	$31	$31	$16	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		19,280	477	274	751	0	(38)
Receive (6)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		24,980	(12)	(211)	(223)	0	(71)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		194,100	(621)	1,699	1,078	0	(559)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		71,600	(313)	1,044	731	0	(206)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		3,400	(62)	153	91	0	(11)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		11,850	(19)	443	424	0	(33)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		94,710	(937)	7,152	6,215	0	(304)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		34,400	1,761	(459)	1,302	0	(129)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		226,100	140	(2,655)	(2,515)	0	(449)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	1,164	3,955	0	(173)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		11,000	1,100	523	1,623	0	(58)
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		5,000	0	(115)	(115)	0	(30)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	33,700	(104)	40	(64)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	299,200	(7)	(1,455)	(1,462)	39	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	12	14	0	(2)
Pay	CPURNSA	2.069	Maturity	07/15/2022		$3,500	0	(31)	(31)	0	0
Receive	CPURNSA	2.243	Maturity	11/21/2026		39,000	0	1,068	1,068	68	0
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	13,500	124	(218)	(94)	125	0
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	2	(27)	5	0
Receive	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	155	(2,220)	204	0
Receive	UKRPI	3.470	Maturity	09/15/2032		5,450	12	(113)	(101)	60	0

							$1,928	$8,503	$10,431	$517	$(2,063)

Total Swap Agreements							$1,953	$8,498	$10,451	$517	$(2,063)

(k)

Securities with an aggregate market value of $105,970 and cash of $(189) have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	Unsettled variation margin asset of $30 and liability of $(4) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	25,804	$	19,379	$473	$0
	01/2019	EUR	19,976		22,805	0	(97)
	01/2019	GBP	916		1,172	4	0
BPS	01/2019	BRL	117,768		31,695	1,321	(11)
	01/2019	CLP	726,846		1,088	41	0
	01/2019	JPY	14,470,000		128,459	0	(3,581)
	01/2019	RUB	67,168		970	8	0
	01/2019	$	29,354	BRL	113,742	0	(7)
	01/2019		1,055	PHP	56,081	13	0
	01/2019		1,067	ZAR	14,722	0	(45)
	03/2019	JPY	16,630,000	$	148,737	0	(3,942)
	03/2019	$	956	INR	68,538	22	0
BRC	01/2019		1,070	PHP	56,596	7	0
	01/2019		1,067	ZAR	15,355	0	(3)
CBK	01/2019	BRL	31,219	$	8,211	156	0
	01/2019	JPY	18,440,000		163,725	0	(4,543)
	01/2019	MXN	7,236		351	0	(17)
	01/2019	NZD	4,861		3,367	104	0
	01/2019	$	8,057	BRL	31,219	0	(2)
	02/2019	AUD	5,200	$	3,778	112	0
	02/2019	JPY	3,050,000		27,044	0	(845)
	02/2019	$	20,273	CAD	26,787	0	(630)
DUB	01/2019	BRL	18,030	$	4,650	12	(13)
	01/2019	RUB	66,890		1,001	41	0
	01/2019	$	2,551	BRL	9,872	0	(4)
	02/2019	BRL	9,871	$	2,546	3	0
GLM	01/2019		45,422		11,713	3	(8)
	01/2019	CAD	8,100		6,120	186	0
	01/2019	CLP	1,420,422		2,065	21	(3)
	01/2019	GBP	53,819		68,822	197	0
	01/2019	$	10,714	BRL	41,379	4	(41)
	01/2019		1,058	GBP	835	7	0
	01/2019		1,067	MXN	21,331	14	0
	04/2019	BRL	8,780	$	2,247	0	(3)
HUS	01/2019	CLP	714,891		1,039	9	0
	01/2019	$	1,067	INR	77,496	47	0
	01/2019		3,830	TRY	20,869	84	0
	01/2019		1,020	ZAR	14,919	14	0
	02/2019	JPY	3,050,000	$	27,151	0	(738)
IND	01/2019	CAD	5,700		4,300	125	0
JPM	01/2019	BRL	131,578		35,432	1,483	0
	01/2019	RUB	133,866		2,001	82	0
	01/2019	$	33,719	BRL	131,578	230	0
	01/2019		4,902	MXN	99,985	169	0
MSB	01/2019	BRL	98,408	$	25,371	6	(25)
	01/2019	$	25,609	BRL	98,408	113	(331)
	02/2019		2,209		8,673	25	0
MYI	01/2019	CAD	11,700	$	8,833	262	0
SCX	01/2019	BRL	57,000		15,269	563	0
	01/2019	$	14,598	BRL	57,000	108	0
SOG	01/2019		1,075	PHP	56,769	6	0

Total Forward Foreign Currency Contracts						$6,075	$(14,889)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$9,300	$(14)	$(25)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	19,000	(26)	(31)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	8,800	(19)	(24)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	10,400	(22)	(22)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	3,900	(5)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	10,700	(12)	(18)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	6,400	(8)	(14)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	7,300	(6)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	5,800	(10)	(10)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019	7,200	(9)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	33,800	(27)	(20)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	14,300	(28)	(45)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	4,600	(8)	(8)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	3,700	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	8,900	(10)	(15)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	9,700	(10)	(16)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	3,800	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	7,300	(12)	(14)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	5,500	(10)	(9)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	7,300	(11)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	7,400	(8)	(10)

						$(262)	$(319)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$900	$(12)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$10,900	(496)	(41)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$18,600	(135)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	(21)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	(14)

						$(1,634)	$(76)

Total Written Options						$(1,896)	$(395)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March Futures	$5.175	Maturity	02/22/2019	2,275,000	$79	$244	$323	$0
	Receive	EURMARG3 CAL20	10.000	Maturity	12/31/2020	382,800	(469)	(243)	0	(712)
	Pay	EURMARGIN 1Q19	6.640	Maturity	03/31/2019	56,700	0	42	42	0
	Receive	EURMARGIN 4Q19	6.080	Maturity	12/31/2019	54,300	0	(71)	0	(71)
	Receive	JETBRENT 1Q19 «	2.727	Maturity	03/31/2019	42,627	0	158	158	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	170,508	0	(238)	0	(238)
	Receive	NAPGASFO 1Q19	8.700	Maturity	03/31/2019	220,200	(176)	(670)	0	(846)
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	9,700	0	(756)	0	(756)
CBK	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	400,800	(5)	431	426	0
GST	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	1,340,000	0	(13)	0	(13)
	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	715,000	0	(9)	0	(9)
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	3,195,000	0	(148)	0	(148)
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	1,550,000	0	(87)	0	(87)
	Pay	CBOT Wheat July Futures	5.240	Maturity	06/21/2019	1,715,000	0	93	93	0
	Pay	CBOT Wheat March Futures	5.140	Maturity	02/22/2019	650,000	0	70	70	0
	Pay	CBOT Wheat March Futures	5.151	Maturity	02/22/2019	600,000	0	71	71	0
	Pay	CBOT Wheat March Futures	5.188	Maturity	02/22/2019	1,235,000	0	191	191	0
	Pay	CBOT Wheat March Futures	5.210	Maturity	02/22/2019	910,000	0	161	161	0
	Pay	CBOT Wheat March Futures	5.275	Maturity	02/22/2019	905,000	0	218	218	0
	Receive	COCL CAL19	5.300	Maturity	12/31/2019	234,000	(17)	(483)	0	(500)
	Receive	EURMARG3 CAL20	8.550	Maturity	12/31/2020	171,600	2	(83)	0	(81)
	Receive	EURMARGIN 1Q19	6.040	Maturity	03/31/2019	56,700	0	(8)	0	(8)
	Receive	EURMARGIN 4Q19	5.415	Maturity	12/31/2019	100,500	0	(67)	0	(67)
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	559,200	(36)	(570)	0	(606)
	Receive	JETBRENT 1Q19 «	0.000	Maturity	03/31/2019	27,270	0	90	90	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	109,080	0	(159)	0	(159)
	Receive	KWW H9	0.108	Maturity	02/22/2019	1,140,000	0	(43)	0	(43)
	Receive	KWW H9	0.078	Maturity	02/22/2019	1,135,000	0	(76)	0	(76)
	Pay	MARSDUB 2H19	3.725	Maturity	12/31/2019	60,000	0	(14)	0	(14)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	214,500	(13)	353	340	0
	Receive	NAPGASFO 1Q19	8.050	Maturity	03/31/2019	213,900	(227)	(456)	0	(683)
	Receive	PLATGOLD N9	411.500	Maturity	07/08/2019	3,950	0	(305)	0	(305)
JPM	Receive	CBOT Corn December Futures	398.375	Maturity	11/22/2019	1,325,000	0	(11)	0	(11)
	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	715,000	0	(7)	0	(7)
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	1,560,000	0	281	281	0
	Pay	CBOT Wheat March Futures	5.070	Maturity	02/22/2019	810,000	0	30	30	0
	Pay	CBOT Wheat March Futures	5.083	Maturity	02/22/2019	880,000	0	44	44	0
	Receive	EURMARG3 CAL20	9.900	Maturity	12/31/2020	98,400	(1)	(173)	0	(174)
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	159,600	(40)	(86)	0	(126)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	43,200	0	(155)	0	(155)
	Pay	EURSIMP 1Q19	5.000	Maturity	03/31/2019	47,700	0	10	10	0
	Receive	KCBT Wheat March Futures	5.104	Maturity	02/22/2019	690,000	0	(149)	0	(149)
	Receive	MARSDUB 2H19	5.650	Maturity	12/31/2019	60,000	0	127	127	0
	Receive	NAPGASFO 1Q19	5.680	Maturity	03/31/2019	45,000	0	(38)	0	(38)
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	208,800	(7)	(423)	0	(430)
	Receive	EURMARG CAL19	8.500	Maturity	12/31/2019	49,200	0	(67)	0	(67)
	Receive	EURMARG3 CAL20	8.500	Maturity	12/31/2020	78,000	0	(33)	0	(33)
	Receive	EURMARGIN 2H19	6.960	Maturity	12/31/2019	28,200	0	(38)	0	(38)
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	50,100	0	(33)	0	(33)
	Receive	EURMARGIN CAL19	6.710	Maturity	12/31/2019	54,000	0	(40)	0	(40)
	Receive	KCBT Wheat July Futures	5.155	Maturity	06/21/2019	855,000	0	(25)	0	(25)
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	191,400	0	294	294	0
MYC	Receive	EURMARG3 CAL19	8.920	Maturity	12/31/2019	204,000	0	(361)	0	(361)
	Receive	EURMARG3 CAL20	8.520	Maturity	12/31/2020	88,800	0	(39)	0	(39)
	Receive	EURMARG3 CAL20	8.580	Maturity	12/31/2020	45,600	0	(23)	0	(23)
	Receive	EURMARG3 CAL20	9.970	Maturity	12/31/2020	51,600	0	(95)	0	(95)
	Pay	EURMARGIN 1Q19	6.150	Maturity	03/31/2019	93,300	0	23	23	0
	Pay	EURMARGIN 1Q19	6.200	Maturity	03/31/2019	99,900	0	30	30	0
	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	55,800	0	(71)	0	(71)
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	55,200	0	(76)	0	(76)
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	53,400	0	(83)	0	(83)
	Receive	EURMARGIN 2Q19	7.000	Maturity	06/30/2019	93,300	0	(23)	0	(23)
	Receive	EURMARGIN 2Q19	7.005	Maturity	06/30/2019	99,900	0	(25)	0	(25)
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	55,500	0	(69)	0	(69)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	108,000	0	(390)	0	(390)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	32,400	0	(115)	0	(115)
	Pay	EURSIMP 1Q19	5.000	Maturity	03/31/2019	42,900	0	9	9	0

							$(910)	$(4,177)	$3,031	$(8,118)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$110	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	144	5	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	4	1	0

						$(145)	$152	$7	$0

Total Return Swaps on Commodity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index	115,747	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	$38,195	$0	$(1,671)	$0	$(1,671)
	Receive	BCOMF1TN Index	269,949	0.120%	Monthly	02/15/2019	46,244	0	27	27	0
	Receive	CSIXTR Index	775	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	207,385	0	(11,387)	0	(11,387)
CBK	Receive	CIXBXMB2 Index	1,585,428	0.170%	Monthly	02/15/2019	172,390	0	61	61	0
	Receive	CIXBXMB3 Index	1,476,898	0.170%	Monthly	02/15/2019	170,623	0	528	528	0
	Receive	CSIXTR Index	37,404	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	131,759	0	(7,235)	0	(7,235)
CIB	Receive	BCOMSK2 Index (7)	229,736	0.200%	Monthly	02/15/2019	29,147	0	(2,627)	0	(2,627)
	Receive	CSIXTR Index	44,019	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	155,062	0	(8,514)	0	(8,514)
	Receive	PIMCODB Index	67,349	0.000%	Monthly	02/15/2019	6,651	0	(262)	0	(262)
FBF	Receive	BCOMSK3 Index	200,597	0.180%	Monthly	02/15/2019	23,554	0	(2,123)	0	(2,123)
	Receive	CSIXTR Index	10,386	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	378,797	0	(20,791)	0	(20,791)
GST	Receive	BCOMF1T Index	134,490	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	44,380	0	(1,941)	0	(1,941)
	Receive	CMDSKEWLS Index	126,198	0.250%	Monthly	02/15/2019	19,965	0	(147)	0	(147)
	Receive	CSIXTR Index	91,654	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	697,387	(1,553)	(36,732)	0	(38,285)
JPM	Pay	BCOMTR Index	3,848,548	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	01/15/2019	642,526	0	28,515	28,515	0
	Receive	BCOMF1T Index	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	560,559	0	(24,521)	0	(24,521)
	Receive	CSIXTR Index	50,763	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	178,818	0	(9,818)	0	(9,818)
	Receive	JMABCT3E Index (8)	426,305	0.150%	Monthly	02/15/2019	195,949	0	344	344	0
	Receive	JMABDEWE Index (9)	14,934	0.300%	Monthly	02/15/2019	69,972	0	177	177	0
	Receive	JMABFNJ1 Index (10)	291,866	0.350%	Monthly	02/15/2019	45,771	(69)	(312)	0	(381)
	Receive	JMABNIC2 Index (11)	167,561	0.170%	Monthly	02/15/2019	66,944	0	(2,586)	0	(2,586)
MAC	Receive	BCOMSK1 Index	197,783	0.170%	Monthly	02/15/2019	25,191	0	(2,269)	0	(2,269)
	Receive	BCOMSK4 Index	186,452	0.170%	Monthly	02/15/2019	19,717	0	(1,770)	0	(1,770)
	Receive	CSIXTR Index	59,018	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	207,897	0	(11,415)	0	(11,415)
	Receive	MQCP563E Index (12)	254,661	0.950%	Monthly	02/15/2019	32,824	0	(40)	0	(40)
	Receive	PIMCODB Index (13)	594,249	0.000%	Monthly	02/15/2019	58,718	0	(2,313)	0	(2,313)
MEI	Receive	CSIXTR Index	26,016	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	91,643	0	(5,032)	0	(5,032)
RBC	Receive	CSIXTR Index	21,751	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	76,620	0	(4,207)	0	(4,207)
SOG	Receive	CSIXTR Index	117,428	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	472,173	0	(25,919)	0	(25,919)

								$(1,622)	$(153,980)	$29,652	$(185,254)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	GOLDLNPM Index (6)	3.240%	Maturity	07/08/2019	$15,333	$0	$270	$270	$0
	Receive	SLVRLND Index (6)	7.290	Maturity	07/08/2019	10,222	0	(371)	0	(371)
	Pay	SPGCIAP Index (6)	4.452	Maturity	08/01/2019	2,584	0	(6)	0	(6)
MYC	Pay	GOLDLNPM Index (6)	3.294	Maturity	07/17/2019	21,295	0	374	374	0
	Pay	GOLDLNPM Index (6)	3.240	Maturity	07/26/2019	22,263	0	367	367	0
	Pay	GOLDLNPM Index (6)	3.063	Maturity	10/08/2019	23,086	0	262	262	0
	Pay	GOLDLNPM Index (6)	1.960	Maturity	05/12/2020	16,678	0	8	8	0
	Receive	SLVRLND Index (6)	3.706	Maturity	07/09/2019	22,779	0	(20)	0	(20)
	Receive	SLVRLND Index (6)	7.317	Maturity	07/17/2019	14,288	0	(510)	0	(510)
	Receive	SLVRLND Index (6)	7.398	Maturity	07/26/2019	14,733	0	(519)	0	(519)
	Receive	SLVRLND Index (6)	7.023	Maturity	10/08/2019	15,245	0	(356)	0	(356)
	Receive	SLVRLND Index (6)	4.580	Maturity	05/12/2020	10,911	0	2	2	0
SOG	Pay	GOLDLNPM Index (6)	1.782	Maturity	06/08/2020	13,933	0	(26)	0	(26)
	Receive	SLVRLND Index (6)	4.410	Maturity	06/08/2020	8,857	0	31	31	0
	Receive	SPGCIAP Index (6)	3.276	Maturity	08/01/2019	4,616	0	50	50	0
	Receive	SPGCICP Index (6)	4.000	Maturity	07/26/2019	3,950	0	(16)	0	(16)

							$0	$(460)	$1,364	$(1,824)

Total Swap Agreements							$(2,677)	$(158,465)	$34,054	$(195,196)

(m)

Securities with an aggregate market value of $177,895 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	28.9%	$8,423
New York Harbor ULSD March Futures	22.3	6,506
RBOB Gasoline March Futures	21.5	6,260
WTI Crude March Futures	27.3	7,958

Total Long Futures Contracts		$29,147

Total Notional Amount		$29,147

(8)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Lean Hogs April Futures	1.9%	$3,812	Lean Hogs February Futures	1.9%	$3,761
Live Cattle April Futures	6.7	13,101	Live Cattle February Futures	6.7	13,059

Total Long Futures Contracts		$16,913	Total Short Futures Contracts		$16,820

Cash	82.8%	$162,216

		$179,129

Total Notional Amount					$195,949

(9)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	10.4%	$7,303	Aluminum February Futures	2.4%	$1,638
LME—Copper February Futures	2.3	1,627	Arabica Coffee March Futures	1.3	863
Nickel February Futures	2.3	1,630	Cocoa March Futures	1.2	861
RBOB Gasoline February Futures	4.5	3,158	Corn March Futures	5.9	4,085
Soybean Meal March Futures	5.8	4,050	ICE—Natural Gas February Futures	2.1	1,472
Soybeans March Futures	8.0	5,631	Lean Hogs February Futures	1.2	863
			New York Harbor ULSD February Futures	9.1	6,384
			NYMEX—Natural Gas February Futures	1.9	1,352
			Wheat March Futures	5.8	4,025
			Zinc February Futures	2.4	1,653

Total Long Futures Contracts		$23,399	Total Short Futures Contracts		$23,196

Cash	33.4%	$23,377

		$46,776

Total Notional Amount					$69,972

(10)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude June Futures	4.0%	$1,812	Aluminum May Futures	7.5%	$3,433
Cocoa May Futures	4.3	1,985	Corn May Futures	7.1	3,244
Cotton No. 02 May Futures	6.9	3,146	Gas Oil May Futures	4.6	2,106
Lead May Futures	5.8	2,669	Gold 100 oz. June Futures	11.1	5,083
LME—Copper May Futures	6.9	3,176	RBOB Gasoline May Futures	1.2	550
New York Harbor ULSD May Futures	5.9	2,665	Silver May Futures	1.5	677
Nickel May Futures	2.7	1,218	Soybeans May Futures	8.2	3,734
Platinum April Futures	3.9	1,802	Sugar No. 11 May Futures	5.3	2,443
Zinc May Futures	5.8	2,674	Wheat May Futures	5.9	2,720
			WTI Crude May Futures	1.4	634

Total Long Futures Contracts		$21,147	Total Short Futures Contracts		$24,624

Total Notional Amount					$45,771

(11)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	16.6%	$11,108
Copper May Futures	8.4	5,588
Gold 100 oz. April Futures	13.6	9,114
Lean Hogs April Futures	1.1	713
Live Cattle April Futures	2.6	1,764
New York Harbor ULSD May Futures	6.7	4,515
Nickel May Futures	8.6	5,761
RBOB Gasoline May Futures	10.1	6,746
Silver May Futures	3.9	2,589
Soybean Meal May Futures	8.0	5,384
Soybeans May Futures	18.4	12,331
Sugar No. 11 May Futures	2.0	1,331

Total Long Futures Contracts		$66,944

Total Notional Amount		$66,944

(12)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	0.0%	$3	Feeder Cattle March Futures	0.0%	$4
Lean Hogs April Futures	5.1	1,659	Gas Oil February Futures	0.0	1
Live Cattle April Futures	13.8	4,524	Lean Hogs February Futures	5.1	1,658
NYMEX—Natural Gas March Futures	2.7	900	Live Cattle February Futures	13.8	4,520
			New York Harbor ULSD February Futures	0.0	1
			New York Harbor ULSD March Futures	0.0	3
			NYMEX—Natural Gas February Futures	2.0	643
			RBOB Gasoline March Futures	0.0	13
			Soybean Meal March Futures	0.0	8
			Soybeans March Futures	0.0	2
			WTI Crude February Futures	0.0	12
			WTI Crude March Futures	0.1	41

Total Long Futures Contracts		$7,086	Total Short Futures Contracts		$6,906

Cash	57.4%	$18,832

		$25,918

Total Notional Amount					$32,824

(13)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	2.9%	$1,700
Arabica Coffee March Futures	0.3	157
Brent Crude July Futures	2.3	1,335
Brent Crude March Futures	7.1	4,184
Cocoa March Futures	0.6	371
Copper March Futures	1.7	1,019
Copper May Futures	3.9	2,285
Corn March Futures	2.2	1,269
Cotton No. 02 March Futures	1.1	628
Cotton No. 02 May Futures	3.9	2,301
Gas Oil March Futures	0.2	126
Gold 100 oz. February Futures	2.2	1,300
Lead May Futures	3.3	1,944
Lean Hogs June Futures	5.5	3,235
Live Cattle June Futures	12.2	7,142
New York Harbor ULSD March Futures	4.9	2,888
New York Harbor ULSD May Futures	3.3	1,941
Nickel March Futures	3.2	1,882
NYMEX—Natural Gas May Futures	9.9	5,811
Platinum April Futures	3.4	2,019
RBOB Gasoline March Futures	5.6	3,299
RBOB Gasoline May Futures	0.7	435
Silver March Futures	3.2	1,897
Soybean Meal March Futures	1.4	818
Soybean Oil March Futures	0.6	351
Soybeans March Futures	0.6	353
Sugar No. 11 March Futures	0.4	207
WTI Crude March Futures	6.1	3,606
WTI Crude May Futures	0.7	390
Zinc March Futures	2.4	1,390
Zinc May Futures	3.4	1,973

Total Long Futures Contracts		$58,256

Cash	0.8%	$462

Total Notional Amount		$58,718

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$155,921	$0	$155,921
Industrials	0	257,736	0	257,736
Specialty Finance	0	15,575	0	15,575
Utilities	0	72,710	0	72,710
U.S. Government Agencies	0	583,425	0	583,425
U.S. Treasury Obligations	0	369,493	0	369,493
Non-Agency Mortgage-Backed Securities	0	57,966	0	57,966
Asset-Backed Securities	0	192,886	0	192,886
Sovereign Issues	0	62,837	0	62,837
Short-Term Instruments
Certificates of Deposit	0	22,713	0	22,713
Commercial Paper	0	44,829	0	44,829
Repurchase Agreements	0	642,100	0	642,100
Greece Treasury Bills	0	10,073	0	10,073
Japan Treasury Bills	0	507,700	0	507,700
U.S. Treasury Bills	0	415,086	0	415,086
	$0	$3,411,050	$0	$3,411,050

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$412,690	$0	$0	$412,690

Total Investments	$412,690	$3,411,050	$0	$3,823,740

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(19,004)	0	(19,004)
U.S. Treasury Obligations	0	(982)	0	(982)
	$0	$(19,986)	$0	$(19,986)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32,922	517	0	33,439
Over the counter	0	39,881	248	40,129
	$32,922	$40,398	$248	$73,568

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33,912)	(2,063)	0	(35,975)
Over the counter	0	(210,083)	(397)	(210,480)
	$(33,912)	$(212,146)	$(397)	$(246,455)

Total Financial Derivative Instruments	$(990)	$(171,748)	$(149)	$(172,887)

Totals	$411,700	$3,219,316	$(149)	$3,630,867

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.1% ¤
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 3.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$900	$900
Air Lease Corp.
4.750% due 03/01/2020		100	101
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	360
Ally Financial, Inc.
3.500% due 01/27/2019		$2,600	2,600
8.000% due 11/01/2031		700	780
American Tower Corp.
2.800% due 06/01/2020		700	695
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(e)	EUR	400	437
6.750% due 02/18/2020 •(e)		1,600	1,822
7.000% due 02/19/2019 •(e)		1,800	2,062
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$3,840	3,501
Barclays PLC
6.500% due 09/15/2019 •(e)	EUR	1,700	1,903
7.000% due 09/15/2019 •(e)	GBP	700	875
8.000% due 12/15/2020 •(e)	EUR	1,616	1,967
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)		3,900	4,589
6.625% due 06/29/2021 •(e)		4,800	5,987
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	90,286	4,429
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	6,955
Deutsche Bank AG
4.250% due 10/14/2021		28,300	27,687
Erste Group Bank AG
8.875% due 10/15/2021 •(e)	EUR	200	257
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$100	100
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		400	397
3.678% (US0003M + 1.270%) due 10/04/2019 ~		100	100
4.496% (US0003M + 2.060%) due 01/15/2019 ~		200	200
Goldman Sachs Group, Inc.
3.988% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,515
ING Bank NV
2.625% due 12/05/2022		7,600	7,488
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,506
6.250% due 05/15/2019		1,500	1,513
8.250% due 12/15/2020		2,800	3,013
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	121	19
LeasePlan Corp. NV
2.875% due 01/22/2019		$300	300
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(e)	GBP	3,100	3,960
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$3,100	3,077
Nationwide Building Society
6.875% due 06/20/2019 •(e)	GBP	1,200	1,546
Navient Corp.
4.875% due 06/17/2019		$552	550
5.875% due 03/25/2021		300	288
8.000% due 03/25/2020		100	102
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	18	3
Nykredit Realkredit A/S
2.500% due 10/01/2047		77	12
Realkredit Danmark A/S
2.500% due 07/01/2047		79	13
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$6,500	6,214
4.519% due 06/25/2024 •		4,200	4,125

7.500% due 08/10/2020 •(e)(f)		1,770	1,757
8.625% due 08/15/2021 •(e)(f)		1,260	1,307
Springleaf Finance Corp.
5.250% due 12/15/2019		800	804
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	11,052
UBS AG
3.347% due 06/08/2020 •		16,900	16,898
UniCredit SpA
7.830% due 12/04/2023		29,950	31,363

			189,229

INDUSTRIALS 0.6%
Altice Luxembourg S.A.
7.750% due 05/15/2022		600	548
BAT Capital Corp.
3.204% due 08/14/2020 •		4,600	4,556
BAT International Finance PLC
2.750% due 06/15/2020		100	98
Baxalta, Inc.
2.875% due 06/23/2020		90	89
D.R. Horton, Inc.
3.750% due 03/01/2019		200	200
Daimler Finance North America LLC
2.250% due 09/03/2019		300	298
Dell International LLC
3.480% due 06/01/2019		1,000	997
4.420% due 06/15/2021		700	700
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		4,600	4,589
eBay, Inc.
2.750% due 01/30/2023		3,400	3,272
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		5,200	5,184
Energy Transfer Partners LP
5.750% due 09/01/2020		200	205
ERAC USA Finance LLC
5.250% due 10/01/2020		100	103
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		280	277
Imperial Brands Finance PLC
2.950% due 07/21/2020		400	394
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		300	301
Ryder System, Inc.
2.450% due 09/03/2019		300	299
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	206
Sky Ltd.
2.625% due 09/16/2019		300	298
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		138	136
Telefonica Emisiones S.A.
5.877% due 07/15/2019		1,100	1,113
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		100	97
Time Warner Cable LLC
5.000% due 02/01/2020		800	811
8.250% due 04/01/2019		300	304
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	101
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,949	2,131
VMware, Inc.
3.900% due 08/21/2027		900	800
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,500	2,488

			30,595

SPECIALTY FINANCE 0.5%
CIMIC Group Ltd.
1.000% due 04/04/2019 (h)		2,500	2,472
1.000% due 05/25/2019 (h)	AUD	8,800	6,167
1.000% due 08/03/2019 (h)		$4,700	4,579
3.906% due 06/06/2019 (h)		2,800	2,747
4.090% due 06/17/2019 (h)		1,100	1,078
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		2,800	2,798
3.536% due 09/04/2019 (h)		3,000	2,992
3.536% due 09/02/2020 (h)		3,000	2,980
3.536% due 09/02/2021 (h)		3,000	2,968

			28,781

UTILITIES 1.0%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	14,000	13,959
3.488% (US0003M + 0.750%) due 06/01/2021 ~	8,900	8,846
5.000% due 03/01/2021	200	207
5.150% due 02/15/2050	4,500	4,190
5.300% due 08/15/2058	1,600	1,491
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	2,100	2,080
Enable Midstream Partners LP
2.400% due 05/15/2019	100	99
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	100	101
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	11,220	11,208
Petrobras Global Finance BV
5.999% due 01/27/2028	6,875	6,490
Plains All American Pipeline LP
2.600% due 12/15/2019	200	197
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	2,400	2,352

		51,220

Total Corporate Bonds & Notes (Cost $305,916)		299,825

U.S. GOVERNMENT AGENCIES 19.8%
Fannie Mae
2.636% due 03/25/2036 •	166	164
2.951% due 02/25/2037 •	892	890
4.164% due 05/01/2035 •	73	76
4.293% due 05/01/2036 •	15	16
Fannie Mae, TBA
3.000% due 02/01/2049	1,000	975
3.500% due 02/01/2034 - 02/01/2049	537,810	537,784
4.000% due 01/01/2049 - 02/01/2049	422,900	430,919
Freddie Mac
2.725% due 01/15/2037 •	6	6
4.279% due 06/01/2033 •	130	136
4.825% due 01/01/2034 •	200	212
Ginnie Mae
2.755% due 01/16/2031 •	10	10
NCUA Guaranteed Notes
2.830% due 10/07/2020 •	2,721	2,725
2.940% due 12/08/2020 •	22,475	22,568

Total U.S. Government Agencies (Cost $985,638)		996,481

U.S. TREASURY OBLIGATIONS 114.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 (j)	1,370	1,370
3.000% due 02/15/2048 (n)	430	429
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (j)(l)	359,610	354,579
0.125% due 04/15/2020 (j)	589,342	576,286
0.125% due 04/15/2021 (j)(l)	706,475	687,336
0.125% due 01/15/2022 (l)(n)	67,664	65,694
0.125% due 04/15/2022 (l)	108,383	104,889
0.125% due 07/15/2022 (l)(n)	1,100	1,068
0.125% due 01/15/2023 (l)(n)	27,801	26,859
0.125% due 07/15/2024 (n)	31,481	30,199
0.125% due 07/15/2026	34,446	32,363
0.250% due 01/15/2025	161,873	155,067
0.375% due 07/15/2025	238,721	230,311
0.375% due 07/15/2025 (n)	35,510	34,260
0.375% due 01/15/2027 (n)	19,818	18,837
0.500% due 01/15/2028	240,550	229,732
0.625% due 07/15/2021	143,619	142,077
0.625% due 07/15/2021 (j)(l)	785,414	776,985
0.625% due 04/15/2023 (l)	38,637	38,012
0.625% due 01/15/2024	65,651	64,647
0.625% due 01/15/2026	238,154	231,980
0.625% due 02/15/2043 (n)	176	155
0.750% due 07/15/2028	42,473	41,607
0.875% due 02/15/2047	59,010	54,301
1.000% due 02/15/2048	85,996	81,682
1.250% due 07/15/2020 (j)	57,691	57,581
1.375% due 01/15/2020	107,274	106,619
1.375% due 02/15/2044 (n)	14,301	14,801
1.750% due 01/15/2028	87,792	93,301
1.875% due 07/15/2019 (l)	171,146	170,639
1.875% due 07/15/2019 (j)	355,311	354,258

2.000% due 01/15/2026 (n)	26,886	28,706
2.125% due 01/15/2019 (j)(l)(n)	312,130	311,714
2.125% due 02/15/2040 (n)	433	510
2.125% due 02/15/2041 (n)	7,766	9,192
2.375% due 01/15/2025 (j)	284,766	308,005
2.375% due 01/15/2027 (n)	1,570	1,734
2.500% due 01/15/2029	107,539	122,514
2.500% due 01/15/2029 (j)(n)	43,592	49,662
3.375% due 04/15/2032	25,223	32,405
3.875% due 04/15/2029	18,639	23,749
U.S. Treasury Notes
2.750% due 02/15/2024 (j)	72,000	72,790

Total U.S. Treasury Obligations (Cost $5,858,210)		5,738,905

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
4.119% due 10/25/2035 ^~	703	660
4.156% due 09/25/2035 ^~	851	798
Alliance Bancorp Trust
2.746% due 07/25/2037 •	2,783	2,466
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	195	180
3.077% due 11/25/2046 •	5,942	2,998
American Home Mortgage Investment Trust
4.385% due 09/25/2045 •	310	308
Banc of America Funding Trust
3.050% due 05/20/2035 ^•	135	117
4.173% due 05/20/2036 ^~	318	307
4.356% due 05/25/2035 ~	36	38
4.447% due 01/20/2047 ^~	222	212
Banc of America Mortgage Trust
3.910% due 03/25/2035 ~	319	312
4.212% due 01/25/2035 ~	11	11
4.239% due 07/25/2035 ^~	514	479
4.521% due 11/25/2035 ^~	361	361
4.723% due 12/25/2034 ~	932	940
BCAP LLC Trust
2.676% due 01/25/2037 ^•	1,131	1,063
3.790% due 04/26/2036 ~	1,871	1,588
Bear Stearns Adjustable Rate Mortgage Trust
3.578% due 03/25/2035 ~	23	22
4.088% due 02/25/2036 ^~	390	366
4.176% due 07/25/2036 ^~	906	845
4.186% due 05/25/2033 ~	26	26
4.488% due 10/25/2035 ~	744	747
5.083% due 07/25/2034 ~	92	93
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	675	672
4.209% due 09/25/2035 ^~	311	258
4.740% due 09/25/2034 ~	394	390
Chase Mortgage Finance Trust
3.786% due 03/25/2037 ^~	1,257	1,234
4.204% due 09/25/2036 ^~	891	832
4.224% due 12/25/2035 ^~	835	811
5.500% due 12/25/2022 ^	1,154	816
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	212	213
4.980% due 03/25/2036 ^•	82	78
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	151	147
4.179% due 12/25/2035 ^~	386	285
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	322	312
Civic Mortgage LLC
4.349% due 11/25/2022 Ø	3,323	3,325
Countrywide Alternative Loan Trust
2.616% due 06/25/2046 •	386	368
2.650% due 02/20/2047 ^•	5,052	4,109
2.665% due 12/20/2046 ^•	388	343
2.686% due 05/25/2047 •	1,694	1,643
2.716% due 07/25/2046 •	144	137
3.157% due 12/25/2035 •	472	417
4.118% due 11/25/2035 ^~	375	340
5.500% due 07/25/2035	227	211
5.750% due 03/25/2037 ^•	325	277
6.000% due 03/25/2037 ^	295	212
6.500% due 08/25/2032	269	275
Countrywide Home Loan Mortgage Pass-Through Trust
3.146% due 03/25/2035 •	53	52
3.943% due 10/20/2035 ~	233	206
4.058% due 09/25/2047 ^~	578	541
4.305% due 04/20/2035 ~	260	258
4.530% due 11/20/2034 ~	122	124
5.500% due 11/25/2035 ^	127	111

5.500% due 04/25/2038		402	410
6.000% due 04/25/2036		569	464
Credit Suisse First Boston Mortgage Securities Corp.
3.925% due 04/25/2034 ~		694	700
Credit Suisse Mortgage Capital Certificates
2.656% due 09/29/2036 •		4,919	4,620
5.624% due 10/26/2036 ~		827	736
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		407	362
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.606% due 10/25/2036 ^•		118	91
Eurosail PLC
1.182% due 10/17/2040 •	EUR	3,879	4,428
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$181	138
First Horizon Mortgage Pass-Through Trust
4.739% due 10/25/2035 ~		151	150
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		5,000	5,149
GSR Mortgage Loan Trust
4.039% due 11/25/2035 ~		641	638
4.173% due 11/25/2035 ^~		253	211
4.474% due 11/25/2035 ^~		1,395	1,294
HarborView Mortgage Loan Trust
2.650% due 07/19/2046 ^•		5,809	4,464
2.910% due 05/19/2035 •		705	683
2.970% due 01/19/2036 •		1,841	1,451
4.105% due 08/19/2036 ^~		267	250
HomeBanc Mortgage Trust
2.686% due 12/25/2036 •		302	296
3.228% due 04/25/2037 ^~		204	190
IndyMac Mortgage Loan Trust
2.686% due 07/25/2047 •		2,399	2,028
2.696% due 09/25/2046 •		4,097	3,664
2.786% due 07/25/2035 •		333	298
3.874% due 09/25/2035 ^~		304	281
4.238% due 06/25/2035 ^~		227	215
4.315% due 10/25/2034 ~		415	424
JPMorgan Mortgage Trust
3.503% due 07/27/2037 ~		424	424
3.855% due 06/25/2035 ~		330	327
3.958% due 08/25/2036 ^~		208	196
4.059% due 06/25/2036 ^~		1,030	973
4.126% due 06/25/2035 ~		149	147
4.314% due 07/25/2035 ~		118	119
4.376% due 07/25/2035 ~		131	131
4.385% due 11/25/2035 ^~		291	283
4.451% due 07/25/2034 ~		117	119
Luminent Mortgage Trust
2.706% due 10/25/2046 •		850	821
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2037 •		384	228
Merrill Lynch Alternative Note Asset Trust
2.806% due 03/25/2037 •		806	348
3.842% due 06/25/2037 ^~		455	352
Merrill Lynch Mortgage Investors Trust
3.230% due 05/25/2034 ~		180	169
3.969% due 12/25/2035 ~		160	148
3.977% due 06/25/2035 ~		439	439
4.250% due 05/25/2036 ~		65	63
4.363% due 09/25/2035 ^~		173	158
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~		1,262	1,083
Residential Accredit Loans, Inc. Trust
2.915% due 08/25/2035 •		1,017	904
4.144% due 08/25/2035 ^~		519	336
4.221% due 04/25/2035 ~		9	9
5.089% due 02/25/2036 ^~		372	331
Residential Asset Securitization Trust
2.906% due 05/25/2035 •		1,279	1,097
5.000% due 08/25/2019		26	25
6.250% due 10/25/2036 ^		630	625
6.500% due 09/25/2036 ^		829	574
Residential Funding Mortgage Securities, Inc. Trust
4.226% due 06/25/2035 ~		354	348
4.451% due 09/25/2035 ^~		1,407	1,173
6.000% due 06/25/2037 ^		986	917
6.500% due 03/25/2032		337	343
Sequoia Mortgage Trust
3.170% due 10/19/2026 •		25	25
3.766% due 01/20/2047 ^~		675	543
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 10/25/2035 •		983	932
4.168% due 02/25/2036 ^~		313	253

Structured Asset Mortgage Investments Trust
2.696% due 06/25/2036 •		398	393
2.716% due 04/25/2036 •		29	27
2.720% due 07/19/2035 •		1,208	1,190
2.726% due 05/25/2046 •		3,709	2,087
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,077
Wachovia Mortgage Loan Trust LLC
4.150% due 08/20/2035 ^~		554	517
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 11/25/2046 •		874	860
2.863% due 12/25/2046 •		1,193	1,173
2.897% due 01/25/2047 ^•		2,430	2,295
3.137% due 06/25/2046 •		186	180
3.157% due 08/25/2046 •		591	554
3.357% due 11/25/2042 •		179	172
3.485% due 02/25/2037 ^~		195	181
3.765% due 08/25/2036 ^~		138	129
3.880% due 09/25/2036 ^~		1,413	1,333
4.392% due 09/25/2033 ~		122	124
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		207	177
Wells Fargo Mortgage-Backed Securities Trust
4.209% due 04/25/2036 ~		946	923
4.503% due 06/25/2035 ~		611	627
4.561% due 04/25/2036 ~		178	178
4.607% due 09/25/2034 ~		310	318
4.649% due 03/25/2036 ^~		80	78
4.662% due 04/25/2036 ^~		511	509
4.729% due 10/25/2036 ~		15	15
4.752% due 10/25/2035 ~		926	914
4.768% due 03/25/2036 ~		152	155
4.931% due 01/25/2035 ~		336	339

Total Non-Agency Mortgage-Backed Securities (Cost $98,336)			102,057

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •		26	13
Argent Securities Trust
2.656% due 07/25/2036 •		6,441	5,412
Asset-Backed Securities Corp. Home Equity Loan Trust
3.451% due 09/25/2034 •		1,209	1,220
B&M CLO Ltd.
3.166% due 04/16/2026 •		2,858	2,847
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	800	908
Barings Euro CLO BV
0.680% due 07/27/2030 •		2,000	2,272
1.050% due 07/27/2030		300	343
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø		$191	191
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033 Ø		1,751	1,744
CIFC Funding Ltd.
3.350% due 10/25/2027 •		5,650	5,577
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		2,217	2,246
Citigroup Mortgage Loan Trust
2.586% due 01/25/2037 •		63	45
2.736% due 12/25/2036 •		1,385	968
Citigroup Mortgage Loan Trust, Inc.
2.836% due 10/25/2036 •		7,400	7,002
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 •		3,627	3,279
2.706% due 09/25/2037 •		2,820	2,420
2.756% due 03/25/2037 •		5,700	5,356
2.796% due 08/25/2036 •		1,209	1,201
3.915% due 04/25/2036 ~		10	11
Countrywide Asset-Backed Certificates Trust
2.656% due 02/25/2037 •		273	273
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		4,400	4,385
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •		1,792	1,790
Dorchester Park CLO DAC
3.369% due 04/20/2028 •		3,400	3,373
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		10,600	10,524
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	720	816
Equity One Mortgage Pass-Through Trust
3.106% due 04/25/2034 •		$40	36
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		8,000	7,945
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		6,100	6,061

Fremont Home Loan Trust
2.641% due 10/25/2036 •	813	760
GSAA Home Equity Trust
2.806% due 03/25/2037 •	800	476
GSAMP Trust
2.876% due 03/25/2047 •	2,500	2,191
3.481% due 03/25/2035 ^•	2,122	1,844
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •	2,600	2,585
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •	2,687	2,141
HSI Asset Securitization Corp. Trust
2.776% due 02/25/2036 •	2,381	2,370
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •	4,380	4,354
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •	5,011	2,199
Jamestown CLO Ltd.
3.306% due 01/15/2028 •	17,800	17,569
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •	3,470	3,462
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	3,329	2,345
Lehman XS Trust
2.666% due 05/25/2036 •	2,611	2,586
5.012% due 06/25/2036 Ø	4,640	4,206
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	4,710	4,648
Monarch Grove CLO
3.370% due 01/25/2028 •	7,850	7,770
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 05/25/2037 •	647	569
3.211% due 07/25/2035 •	234	234
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	823	396
5.910% due 11/25/2036 Ø	1,817	878
Mountain View CLO Ltd.
3.236% due 10/15/2026 •	5,200	5,191
Navient Student Loan Trust
3.656% due 03/25/2066 •	8,507	8,546
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •	490	486
NovaStar Mortgage Funding Trust
3.211% due 01/25/2036 •	5,264	5,208
OCP CLO Ltd.
3.236% due 07/15/2027 •	650	645
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •	1,780	1,758
Option One Mortgage Loan Trust
3.306% due 02/25/2035 •	16	16
Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •	7,205	7,138
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
3.196% due 05/25/2035 •	868	869
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •	129	130
3.481% due 10/25/2034 •	874	877
3.496% due 09/25/2034 •	582	581
Popular ABS Mortgage Pass-Through Trust
2.936% due 06/25/2035 •	1,072	1,074
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •	16,247	8,746
Residential Asset Securities Corp. Trust
2.746% due 08/25/2036 •	800	612
RMAT LP
4.090% due 05/25/2048 Ø	2,581	2,581
Securitized Asset-Backed Receivables LLC Trust
2.756% due 05/25/2036 •	5,561	3,546
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	4,700	4,678
3.349% due 07/20/2027 •	1,300	1,294
Soundview Home Loan Trust
2.566% due 11/25/2036 •	530	227
Structured Asset Investment Loan Trust
3.226% due 04/25/2033 •	1,816	1,769
3.226% (US0001M + 0.720%) due 10/25/2035 ~	180	180
Symphony CLO Ltd.
3.316% due 04/15/2028 •	1,630	1,624
Telos CLO Ltd.
3.399% due 04/17/2028 •	4,280	4,273
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •	400	400
TICP CLO Ltd.
3.269% due 07/20/2027 •	2,740	2,719
3.309% due 04/20/2028 •	3,900	3,850

Tralee CLO Ltd.
3.499% due 10/20/2027 •		3,700	3,685
Venture CLO Ltd.
3.316% due 04/15/2027 •		3,870	3,829
3.316% due 07/15/2027 •		3,200	3,169
3.507% due 02/28/2026 •		17,050	16,965
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		5,956	5,916
Wells Fargo Home Equity Asset-Backed Securities Trust
4.906% due 12/25/2034 •		1,460	1,452
WhiteHorse Ltd.
3.379% due 04/17/2027 •		7,900	7,861

Total Asset-Backed Securities (Cost $252,343)			253,736

SOVEREIGN ISSUES 7.0%
Argentina Government International Bond
5.875% due 01/11/2028 (j)		6,990	5,050
6.875% due 01/26/2027 (j)		13,190	10,099
41.328% (BADLARPP) due 10/04/2022 ~	ARS	1,800	76
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,000	26
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		38,367	983
59.257% (ARLLMONP) due 06/21/2020 ~(a)		256,741	7,344
Australia Government International Bond
1.250% due 02/21/2022	AUD	27,080	22,157
3.000% due 09/20/2025		33,064	26,862
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,099
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,031
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (c)	BRL	17,590	4,471
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	17,101	16,050
France Government International Bond
1.850% due 07/25/2027 (d)(j)	EUR	6,677	9,320
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)(j)		10,095	12,216
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,622,993	15,282
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	365,962	19,588
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	74,342	52,686
2.500% due 09/20/2035		4,096	3,120
Peru Government International Bond
5.940% due 02/12/2029	PEN	15,900	4,814
Qatar Government International Bond
3.875% due 04/23/2023		$6,300	6,381
5.103% due 04/23/2048		4,800	5,053
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	28,437	42,337
0.125% due 03/22/2046 (d)		4,299	8,549
0.125% due 08/10/2048 (d)		2,278	4,697
0.125% due 11/22/2065 (d)		2,915	7,736
0.750% due 11/22/2047 (d)		5,724	13,371
1.750% due 09/07/2037		14,450	18,448
1.875% due 11/22/2022 (d)		6,197	9,226
4.250% due 12/07/2027		4,800	7,726

Total Sovereign Issues (Cost $392,705)			351,798

SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS (i) 0.2%			7,604

ARGENTINA TREASURY BILLS 0.0%
(8.124)% due 01/31/2019 - 04/30/2019 (b)(c)	ARS	57,592	1,725

JAPAN TREASURY BILLS 2.1%
(0.321)% due 02/04/2019 (c)(g)	JPY	11,670,000	106,486

U.S. TREASURY BILLS 0.9%
2.368% due 01/03/2019 - 03/14/2019 (b)(c)(n)		$43,170	43,034

Total Short-Term Instruments (Cost $156,805)		158,849

Total Investments in Securities (Cost $8,049,953)		7,901,651

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	1,800,016	17,791

Total Short-Term Instruments (Cost $17,791)		17,791

Total Investments in Affiliates (Cost $17,791)		17,791

Total Investments 157.5% (Cost $8,067,744)		$7,919,442
Financial Derivative Instruments (k)(m) (4.6)% (Cost or Premiums, net $(16,847))		(232,530)
Other Assets and Liabilities, net (52.9)%		(2,657,976)

Net Assets 100.0%		$5,028,936

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a yield to maturity.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	04/04/2019	09/26/2018	$2,476	$2,472	0.05%
CIMIC Group Ltd.	1.000	05/25/2019	09/26/2018	6,359	6,167	0.12
CIMIC Group Ltd.	1.000	08/03/2019	08/13/2018	4,590	4,579	0.09
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	2,753	2,747	0.05
CIMIC Group Ltd.	4.090	06/17/2019	07/10/2018	1,080	1,078	0.02
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	2,800	2,798	0.06
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	3,000	2,992	0.06
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	3,000	2,980	0.06
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	3,000	2,968	0.06

				$29,058	$28,781	0.57%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$7,604	U.S. Treasury Notes 2.875% due 09/30/2023	$(7,759)	$7,604	$7,604

Total Repurchase Agreements						$(7,759)	$7,604	$7,604

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.500%	11/02/2018	02/01/2019			$(1,296)	$(1,302)
	2.720	12/27/2018	02/27/2019			(47,898)	(47,919)
BOS	2.500	11/08/2018	01/08/2019			(16,612)	(16,676)
BSN	2.370	10/09/2018	01/09/2019			(19,231)	(19,339)
	2.370	11/09/2018	01/09/2019			(111,000)	(111,395)
	2.380	10/10/2018	01/10/2019			(9,350)	(9,402)
	2.380	11/09/2018	01/10/2019			(17,760)	(17,823)
	2.380	11/19/2018	01/10/2019			(10,803)	(10,835)
	2.450	11/19/2018	01/07/2019			(249,480)	(250,227)
CIB	2.500	11/15/2018	01/29/2019			(113,988)	(114,367)
	2.520	11/02/2018	01/29/2019			(43,315)	(43,500)
DEU	2.480	10/29/2018	01/25/2019			(3,341)	(3,356)
	2.800	12/28/2018	01/11/2019			(18,342)	(18,349)
GRE	2.750	12/27/2018	01/28/2019			(62,066)	(62,094)
	2.800	12/27/2018	01/28/2019			(18,238)	(18,247)
IND	(0.300)	12/28/2018	01/22/2019		EUR	(8,206)	(9,402)
	(0.200)	12/28/2018	01/22/2019			(10,710)	(12,270)
NOM	2.450	12/21/2018	TBD	(3)		$(1,961)	(1,963)
	2.550	12/21/2018	TBD	(3)		(5,170)	(5,174)
RCY	2.480	12/18/2018	01/23/2019			(158,682)	(158,846)
	2.520	11/13/2018	01/14/2019			(952)	(955)
	2.540	11/14/2018	01/14/2019			(309,170)	(310,238)
	2.570	11/16/2018	01/16/2019			(79,406)	(79,673)
	2.570	12/12/2018	01/16/2019			(77,719)	(77,835)
	2.580	12/12/2018	01/18/2019			(145,386)	(145,605)
	2.580	12/18/2018	01/18/2019			(55,688)	(55,748)
	2.650	11/29/2018	01/10/2019			(68,882)	(69,055)

Total Reverse Repurchase Agreements							$(1,671,595)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	2.420%	10/17/2018	01/17/2019	$(39,440)	$(39,644)
	2.440	10/30/2018	01/30/2019	(16,927)	(17,000)

Total Sale-Buyback Transactions					$(56,644)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.5)%
Fannie Mae, TBA	3.000%	01/01/2049	$124,400	$(118,762)	$(121,401)
Fannie Mae, TBA	3.500	02/01/2049	2,000	(1,986)	(1,999)

Total Short Sales (2.5)%				$(120,748)	$(123,400)

(j)	Securities with an aggregate market value of $1,746,137 and cash of $300 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(2,018,047) at a weighted average interest rate of 2.124%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(72) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	998	$998	$9	$1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	2,038	2,038	17	2
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.750	02/22/2019	75	150	1	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.875	02/22/2019	12	24	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	611	611	5	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	6	6	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	26	26	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.500	02/22/2019	323	323	3	2
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	122.000	02/22/2019	49	49	0	1

Total Purchased Options					$35	$7

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn July 2019 Futures	$390.000	06/21/2019	22	$110	$(19)	$(19)
Put - CBOT Corn July 2019 Futures	400.000	06/21/2019	16	80	(18)	(19)
Call - NYMEX Crude April 2019 Futures	54.000	03/15/2019	44	44	(56)	(58)
Call - NYMEX Crude February 2019 Futures	57.000	01/16/2019	24	24	(31)	(1)
Call - NYMEX Crude February 2019 Futures	57.500	01/16/2019	24	24	(29)	(1)
Call - NYMEX Crude February 2019 Futures	63.000	01/16/2019	24	24	(27)	0
Call - NYMEX Crude February 2019 Futures	65.000	01/16/2019	36	36	(38)	0
Call - NYMEX Crude February 2019 Futures	66.000	01/16/2019	36	36	(43)	0
Call - NYMEX Crude February 2019 Futures	67.000	01/16/2019	60	60	(76)	(1)
Call - NYMEX Crude February 2019 Futures	68.000	01/16/2019	12	12	(14)	0
Call - NYMEX Crude March 2019 Futures	55.000	02/14/2019	12	12	(13)	(8)
Call - NYMEX Crude March 2019 Futures	57.000	02/14/2019	12	12	(13)	(5)
Call - NYMEX Crude March 2019 Futures	58.000	02/14/2019	24	24	(28)	(8)
Call - NYMEX Crude March 2019 Futures	58.500	02/14/2019	24	24	(26)	(8)
Call - NYMEX Crude March 2019 Futures	59.000	02/14/2019	36	36	(37)	(10)
Call - NYMEX Crude March 2019 Futures	61.000	02/14/2019	36	36	(39)	(7)
Put - NYMEX Natural Gas April 2019 Futures	2.700	03/26/2019	2	20	(3)	(4)
Put - NYMEX Natural Gas February 2019 Futures	3.200	01/28/2019	8	80	(8)	(29)
Put - NYMEX Natural Gas February 2019 Futures	3.250	01/28/2019	14	140	(15)	(56)
Put - NYMEX Natural Gas March 2019 Futures	2.850	02/25/2019	36	360	(43)	(81)
Put - NYMEX Natural Gas March 2019 Futures	2.900	02/25/2019	60	600	(90)	(154)
Put - NYMEX Natural Gas March 2019 Futures	3.000	02/25/2019	48	480	(84)	(156)
Put - NYMEX Natural Gas March 2019 Futures	3.100	02/25/2019	36	360	(72)	(143)
Put - NYMEX Natural Gas March 2019 Futures	3.150	02/25/2019	47	470	(88)	(205)
Put - NYMEX Natural Gas March 2019 Futures	3.250	02/25/2019	50	500	(133)	(258)
Put - NYMEX Natural Gas March 2019 Futures	3.500	02/25/2019	23	230	(85)	(167)

					$(1,128)	$(1,398)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	97	$97	$(44)	$(44)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	146	146	(57)	(57)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	194	194	(82)	(82)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	141	141	(105)	(14)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	97	97	(74)	(74)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	412	412	(144)	(467)

					$(506)	$(738)

Total Written Options					$(1,634)	$(2,136)

Futures Contracts:

Long Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	37	$9,005	$(12)	$1	$0
90-Day Eurodollar June Futures	06/2019	3,310	805,282	1,812	41	0
90-Day Eurodollar March Futures	03/2019	37	8,999	(32)	0	0
90-Day Eurodollar September Futures	09/2019	37	9,004	(17)	1	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	2	6	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	2	6	0	0	0
Brent Crude December Futures	10/2019	811	44,719	(3,405)	482	(5)
Brent Crude December Futures	10/2020	1,331	74,909	(12,703)	964	0
Brent Crude July Futures	05/2019	222	12,157	(1,717)	129	0
Brent Crude March Futures	01/2019	44	2,367	(6)	38	0
Brent Crude May Futures	03/2019	95	5,159	(426)	52	0
Call Options Strike @ EUR 113.500 on Euro-Schatz March 2019 Futures	02/2019	443	3	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	1,342	15	(1)	0	0
Chicago Ethanol (Platts) February Futures	02/2019	152	8,076	(260)	0	(48)
Chicago Ethanol (Platts) January Futures	01/2019	28	1,444	(120)	0	(9)
Cocoa March Futures	03/2019	11	266	17	1	0
Cocoa May Futures	05/2019	534	13,078	166	64	0
Copper December Futures	12/2019	60	8,940	(453)	0	0
Copper March Futures	03/2019	4	263	(7)	0	(5)
Copper May Futures	05/2019	273	20,077	(736)	0	(307)
Copper September Futures	09/2019	20	2,980	(115)	0	0
Corn December Futures	12/2019	365	7,254	(51)	0	0
Cotton No. 2 March Futures	03/2019	22	794	(65)	0	0
Cotton No. 2 May Futures	05/2019	544	19,992	(1,535)	3	0
Euro-Bund 10-Year Bond March Futures	03/2019	674	126,291	1,436	0	(147)
Gas Oil December Futures	12/2019	36	1,905	(169)	49	0
Hard Red Winter Wheat July Futures	07/2019	84	2,153	(141)	0	(31)
Hard Red Winter Wheat March Futures	03/2019	148	3,617	(162)	0	(54)
Henry Hub Natural Gas April Futures	03/2020	28	177	(9)	0	(1)
Henry Hub Natural Gas August Futures	07/2020	28	178	(8)	0	0
Henry Hub Natural Gas December Futures	11/2020	28	195	8	0	0
Henry Hub Natural Gas February Futures	01/2020	28	210	24	0	(6)
Henry Hub Natural Gas January Futures	12/2019	28	214	28	0	(6)
Henry Hub Natural Gas July Futures	06/2020	28	178	(8)	0	0
Henry Hub Natural Gas June Futures	05/2020	28	176	(10)	0	(1)
Henry Hub Natural Gas March Futures	02/2020	28	198	12	0	(4)
Henry Hub Natural Gas May Futures	04/2020	28	174	(12)	0	(1)
Henry Hub Natural Gas November Futures	10/2020	28	182	(4)	0	0
Henry Hub Natural Gas October Futures	09/2020	28	179	(8)	0	0
Henry Hub Natural Gas September Futures	08/2020	28	177	(9)	0	0
Henry Hub Natural Gas Swap April Futures	03/2019	12	80	(5)	0	(4)
Henry Hub Natural Gas Swap August Futures	07/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap December Futures	11/2019	12	88	3	0	(3)
Henry Hub Natural Gas Swap February Futures	01/2019	12	88	3	0	(11)
Henry Hub Natural Gas Swap July Futures	06/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap June Futures	05/2019	12	82	(4)	0	(3)
Henry Hub Natural Gas Swap March Futures	02/2019	12	86	0	0	(9)
Henry Hub Natural Gas Swap May Futures	04/2019	12	80	(5)	0	(3)
Henry Hub Natural Gas Swap November Futures	10/2019	12	84	(1)	0	(3)
Henry Hub Natural Gas Swap October Futures	09/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap September Futures	08/2019	12	82	(4)	0	(3)
Lead May Futures	05/2019	330	16,690	549	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2019	14	73	22	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2019	18	77	9	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2019	18	68	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2019	14	71	21	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2019	14	70	19	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2019	18	82	14	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2019	14	68	17	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2019	14	73	22	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2019	14	71	21	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2019	18	71	3	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2019	18	73	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2019	18	74	6	0	0
Natural Gas April Futures	03/2020	3	76	(1)	0	0
Natural Gas February Futures	01/2019	69	2,029	(486)	0	(251)
Natural Gas March Futures	02/2020	16	452	2	0	(10)
Natural Gas March Futures	02/2021	13	350	(1)	1	0
Natural Gas May Futures	04/2019	454	12,131	(497)	0	(486)
Natural Gas October Futures	09/2019	342	9,412	131	0	(328)
New York Harbor ULSD April Futures	03/2019	7	487	(12)	5	0
New York Harbor ULSD March Futures	02/2019	104	7,294	(1,305)	83	0
New York Harbor ULSD May Futures	04/2019	251	17,446	(3,470)	163	0
Nickel March Futures	03/2019	30	1,923	(53)	0	0
Nickel May Futures	05/2019	117	7,533	(102)	0	0
Platinum April Futures	04/2019	170	6,805	(50)	36	0
Propane April Futures	04/2019	20	515	(183)	3	0
Propane February Futures	02/2019	4	110	(19)	0	0
Propane January Futures	01/2019	4	109	(20)	0	0
Propane June Futures	06/2019	20	509	(189)	3	0
Propane March Futures	03/2019	4	106	(22)	0	0
Propane May Futures	05/2019	20	510	(188)	3	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	879	10	(1)	0	0
RBOB Gasoline April Futures	03/2019	39	2,443	(26)	4	0
RBOB Gasoline August Futures	07/2019	35	2,196	(657)	3	0
RBOB Gasoline December Futures	11/2019	23	1,290	(106)	5	0
RBOB Gasoline June Futures	05/2019	52	3,293	(1,225)	7	0
RBOB Gasoline March Futures	02/2019	420	23,144	(4,999)	43	0
Soybean July Futures	07/2019	168	7,730	156	0	(6)
Soybean Meal March Futures	03/2019	11	341	(6)	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2019	88	18,684	126	12	0
U.S. Treasury 5-Year Note March Futures	03/2019	32	3,670	58	8	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,827	344,938	8,199	1,104	0
Wheat December Futures	12/2019	89	2,414	(52)	0	(32)
White Sugar March Futures	02/2019	121	2,012	42	0	(39)
White Sugar May Futures	04/2019	24	404	(6)	0	(8)
WTI Crude August Futures	07/2019	137	6,521	(580)	56	0
WTI Crude December Futures	11/2020	48	2,391	(490)	50	0
WTI Crude December Futures	11/2024	28	1,486	(96)	27	0
WTI Crude July Futures	06/2019	86	4,068	(487)	30	0
WTI Crude June Futures	05/2019	214	10,043	(2,299)	60	0
WTI Crude June Futures	05/2020	552	27,109	(6,205)	485	0
WTI Crude June Futures	05/2021	239	12,029	(1,872)	258	0
WTI Crude March Futures	02/2019	84	3,840	(446)	10	0
WTI Crude March Futures	02/2020	544	26,515	(5,826)	414	0
WTI Crude October Futures	09/2019	4	192	7	2	0
WTI Crude September Futures	08/2019	860	41,142	(11,596)	416	0
WTI Crude September Futures	08/2020	54	2,668	(718)	54	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2019	6	28	10	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	6	26	8	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	6	22	4	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2019	6	28	10	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2019	6	27	9	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2019	6	28	10	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2019	6	28	10	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2019	6	28	10	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	6	22	4	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	6	23	5	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	6	24	7	0	0
WTI Midland vs WTI Trade April Futures	03/2020	8	2	8	0	0
WTI Midland vs WTI Trade August Futures	07/2020	8	2	8	0	0
WTI Midland vs WTI Trade December Futures	11/2020	8	2	8	0	0
WTI Midland vs WTI Trade July Futures	06/2020	8	2	8	0	0
WTI Midland vs WTI Trade June Futures	05/2020	8	2	8	0	0
WTI Midland vs WTI Trade May Futures	04/2020	8	2	8	0	0
WTI Midland vs WTI Trade November Futures	10/2020	8	2	8	0	0
WTI Midland vs WTI Trade October Futures	09/2020	8	2	8	0	0
WTI Midland vs WTI Trade September Futures	08/2020	8	2	8	0	0
Zinc March Futures	03/2019	6	371	(17)	0	0
Zinc May Futures	05/2019	276	16,960	(178)	0	0

				$(53,618)	$5,170	$(1,836)

Short Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	3,273	$(797,835)	$(3,661)	$0	$(205)
Aluminum March Futures	03/2019	43	(1,987)	92	0	0
Aluminum May Futures	05/2019	466	(21,605)	1,145	0	0
Arabica Coffee March Futures	03/2019	7	(267)	32	0	(2)
Australia Government 3-Year Note March Futures	03/2019	371	(29,323)	(123)	0	(37)
Australia Government 10-Year Bond March Futures	03/2019	137	(12,803)	(161)	0	(61)
Brent Crude April Futures	02/2019	21	(1,134)	0	0	(8)
Brent Crude April Futures	04/2019	10	(546)	224	0	(6)
Brent Crude August Futures	06/2019	35	(1,921)	625	0	(21)
Brent Crude December Futures	10/2021	468	(26,901)	2,185	0	(337)
Brent Crude December Futures	10/2022	126	(7,395)	279	0	(84)
Brent Crude February Futures	02/2019	2	(108)	37	0	(1)
Brent Crude January Futures	01/2019	2	(108)	38	0	(1)
Brent Crude June Futures	04/2019	1,119	(61,064)	17,434	7	(639)
Brent Crude June Futures	06/2019	10	(549)	221	0	(6)
Brent Crude June Futures	05/2020	353	(19,690)	2,717	0	(241)
Brent Crude June Futures	04/2021	79	(4,498)	500	0	(58)
Brent Crude March Futures	03/2019	2	(109)	37	0	(1)
Brent Crude March Futures	01/2020	109	(6,046)	1,048	0	(72)
Brent Crude May Futures	05/2019	10	(548)	222	0	(6)
Brent Crude September Futures	07/2019	131	(7,195)	406	0	(63)
Call Options Strike @ USD 65.000 on Brent Crude April 2019 Futures	02/2019	48	(36)	32	1	0
Call Options Strike @ USD 66.500 on Brent Crude April 2019 Futures	02/2019	24	(14)	16	0	0
Call Options Strike @ USD 67.000 on Brent Crude April 2019 Futures	02/2019	48	(26)	33	1	0
Call Options Strike @ USD 68.000 on Brent Crude April 2019 Futures	02/2019	24	(11)	17	0	0
Call Options Strike @ USD 68.000 on Brent Crude March 2019 Futures	01/2019	24	(4)	33	1	0
Call Options Strike @ USD 70.000 on Brent Crude June 2019 Futures	04/2019	47	(42)	53	0	0
Call Options Strike @ USD 70.000 on Brent Crude March 2019 Futures	01/2019	36	(4)	43	1	0
Call Options Strike @ USD 73.000 on Brent Crude March 2019 Futures	01/2019	24	(2)	30	1	0
Call Options Strike @ USD 74.000 on Brent Crude March 2019 Futures	01/2019	24	(1)	29	1	0
Call Options Strike @ USD 75.000 on Brent Crude March 2019 Futures	01/2019	24	(1)	34	1	0
Call Options Strike @ USD 76.000 on Brent Crude March 2019 Futures	01/2019	24	(1)	31	1	0
Call Options Strike @ USD 77.000 on Brent Crude March 2019 Futures	01/2019	24	(1)	27	0	0
Call Options Strike @ USD 78.000 on Brent Crude March 2019 Futures	01/2019	12	0	17	0	0
Copper December Futures	12/2019	132	(8,732)	649	152	0
Copper September Futures	09/2019	44	(2,909)	194	50	0
Corn July Futures	07/2019	89	(1,739)	19	0	(1)
Corn March Futures	03/2019	268	(5,025)	(33)	7	0
Corn May Futures	05/2019	1,053	(20,165)	356	13	0
Corn September Futures	09/2019	105	(2,066)	22	0	(1)
Euro-BTP Italy Government Bond March Futures	03/2019	525	(76,808)	(1,572)	0	(36)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	1,077	(186,083)	(571)	259	0
Gas Oil January Futures	01/2019	18	(919)	83	0	(31)
Gas Oil June Futures	06/2019	9	(463)	155	0	(13)
Gas Oil March Futures	03/2019	53	(2,712)	196	0	(86)
Gas Oil May Futures	05/2019	258	(13,210)	(188)	0	(381)
Gold 100 oz. February Futures	02/2019	218	(27,932)	(809)	37	0
Henry Hub Natural Gas April Futures	03/2019	10	(67)	2	3	0
Henry Hub Natural Gas April Futures	03/2021	28	(172)	12	0	(1)
Henry Hub Natural Gas August Futures	07/2019	10	(69)	0	2	0
Henry Hub Natural Gas August Futures	07/2021	28	(177)	7	0	(1)
Henry Hub Natural Gas December Futures	11/2019	12	(88)	(5)	3	0
Henry Hub Natural Gas December Futures	11/2021	28	(195)	(11)	0	(1)
Henry Hub Natural Gas February Futures	01/2019	12	(88)	(5)	11	0
Henry Hub Natural Gas February Futures	01/2021	28	(199)	(16)	0	0
Henry Hub Natural Gas January Futures	12/2020	28	(203)	(19)	0	0
Henry Hub Natural Gas July Futures	06/2019	10	(69)	0	2	0
Henry Hub Natural Gas July Futures	06/2021	28	(175)	8	0	(1)
Henry Hub Natural Gas June Futures	05/2019	10	(68)	1	2	0
Henry Hub Natural Gas June Futures	05/2021	28	(173)	11	0	(1)
Henry Hub Natural Gas March Futures	02/2019	12	(86)	(2)	9	0
Henry Hub Natural Gas March Futures	02/2021	28	(189)	(5)	0	0
Henry Hub Natural Gas May Futures	04/2019	10	(67)	2	3	0
Henry Hub Natural Gas May Futures	04/2021	28	(170)	13	0	(1)
Henry Hub Natural Gas November Futures	10/2019	12	(84)	(1)	3	0
Henry Hub Natural Gas November Futures	10/2021	28	(182)	1	0	(1)
Henry Hub Natural Gas October Futures	09/2019	10	(69)	0	2	0
Henry Hub Natural Gas October Futures	09/2021	28	(178)	5	0	(1)
Henry Hub Natural Gas September Futures	08/2019	10	(68)	1	2	0
Henry Hub Natural Gas September Futures	08/2021	28	(176)	7	0	(1)
Japan Government 10-Year Bond March Futures	03/2019	49	(68,168)	(262)	27	(67)
Live Cattle April Futures	04/2019	58	(2,929)	(66)	4	0
Live Cattle February Futures	02/2019	49	(2,428)	(69)	6	0
Natural Gas April Futures	03/2019	461	(12,369)	753	570	0
Natural Gas April Futures	03/2021	13	(319)	1	0	(1)
Natural Gas January Futures	12/2019	108	(3,308)	(15)	96	0
Natural Gas March Futures	02/2019	739	(21,069)	5,608	2,270	0
New York Harbor ULSD June Futures	05/2019	26	(1,816)	185	0	(15)
Put Options Strike @ USD 55.000 on Brent Crude June 2019 Futures	04/2019	22	(115)	(75)	11	0
Put Options Strike @ USD 57.000 on Brent Crude June 2019 Futures	04/2019	25	(159)	(103)	9	0
RBOB Gasoline February Futures	01/2019	94	(5,141)	16	0	(3)
RBOB Gasoline May Futures	04/2019	57	(3,597)	196	0	(6)
Silver March Futures	03/2019	33	(2,564)	(217)	0	(17)
Soybean March Futures	03/2019	12	(537)	0	0	0
Soybean May Futures	05/2019	510	(23,148)	98	13	0
Soybean November Futures	11/2019	281	(13,140)	(83)	7	0
Soybean Oil March Futures	03/2019	28	(468)	8	0	0
Sugar No. 11 March Futures	02/2019	132	(1,779)	95	53	0
Sugar No. 11 May Futures	04/2019	1,146	(15,531)	1,059	436	0
U.S. Treasury 10-Year Ultra March Futures	03/2019	2,141	(278,497)	(8,934)	0	(1,004)
U.S. Treasury 30-Year Bond March Futures	03/2019	2,712	(395,952)	(17,513)	0	(1,271)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	403	(64,744)	(3,403)	0	(239)
United Kingdom Long Gilt March Futures	03/2019	1,876	(294,518)	(2,533)	311	(956)
Wheat July Futures	07/2019	95	(2,463)	37	37	0
Wheat March Futures	03/2019	81	(2,038)	62	33	0
Wheat May Futures	05/2019	683	(17,434)	424	282	0
Wheat September Futures	09/2019	89	(2,351)	60	32	0
WTI Brent Financial April Futures	04/2019	20	(159)	(21)	0	(6)
WTI Brent Financial August Futures	08/2019	24	(170)	2	0	(3)
WTI Brent Financial December Futures	12/2019	24	(164)	8	1	0
WTI Brent Financial February Futures	02/2019	20	(164)	(26)	0	(8)
WTI Brent Financial January Futures	01/2019	20	(166)	(28)	0	(10)
WTI Brent Financial July Futures	07/2019	24	(174)	(3)	0	(4)
WTI Brent Financial June Futures	06/2019	20	(150)	(12)	0	(4)
WTI Brent Financial March Futures	03/2019	20	(162)	(24)	0	(7)
WTI Brent Financial May Futures	05/2019	20	(154)	(17)	0	(6)
WTI Brent Financial November Futures	11/2019	24	(164)	7	0	0
WTI Brent Financial October Futures	10/2019	24	(165)	6	0	(1)
WTI Brent Financial September Futures	09/2019	24	(168)	4	0	(2)
WTI Crude April Futures	03/2019	88	(4,055)	523	0	(16)
WTI Crude December Futures	11/2019	1,685	(81,520)	21,975	2	(1,039)
WTI Crude December Futures	11/2020	681	(33,927)	6,910	0	(701)
WTI Crude December Futures	11/2021	8	(407)	(6)	0	(9)
WTI Crude December Futures	11/2022	35	(1,815)	34	0	(36)
WTI Crude December Futures	11/2023	28	(1,476)	120	0	(28)
WTI Crude February Futures	01/2019	50	(2,271)	222	0	(4)
WTI Crude February Futures	01/2020	2	(97)	(4)	0	(1)
WTI Crude January Futures	12/2019	36	(1,746)	143	0	(24)
WTI Crude June Futures	05/2019	234	(10,982)	1,522	0	(79)
WTI Crude May Futures	04/2019	7	(326)	(12)	0	(2)
WTI Crude November Futures	10/2019	43	(2,073)	243	0	(25)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	8	(28)	7	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	8	(28)	7	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	8	(28)	7	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	8	(27)	8	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	8	(27)	8	0	0
WTI Midland vs WTI Trade February Futures	01/2020	8	(8)	(2)	0	0
WTI Midland vs WTI Trade January Futures	12/2019	8	(8)	(2)	0	0
WTI Midland vs WTI Trade March Futures	02/2020	8	(8)	(2)	0	0

				$29,181	$4,775	$(8,001)

Total Futures Contracts				$(24,437)	$9,945	$(9,837)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	2,180	$36	$(7)	$29	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		900	(7)	3	(4)	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		$1,200	(30)	15	(15)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		2,400	(133)	25	(108)	1	0

							$(134)	$36	$(98)	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$66,860	$(4,790)	$3,312	$(1,478)	$0	$(110)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(23)	(605)	0	(52)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,668)	1,226	(1,442)	0	(183)

						$(8,040)	$4,515	$(3,525)	$0	$(345)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$23,200	$50	$2,502	$2,552	$0	$(55)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		4,700	11	91	102	0	(12)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		11,071	57	68	125	0	(30)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		5,130	13	22	35	0	(14)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(1,339)	(1,248)	0	(69)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$37,040	695	(162)	533	1	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		49,900	347	(966)	(619)	74	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	(3,971)	(3,605)	429	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		214,000	(8,267)	3,024	(5,243)	370	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	156	156	64	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	113	113	53	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	120	120	52	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	217	(215)	104	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		130,800	(882)	1,927	1,045	264	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		291,300	(2,142)	5,115	2,973	0	(839)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	1,206	1,155	0	(90)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	1,328	4,821	0	(465)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		6,900	78	11	89	0	(19)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		13,500	(343)	1,231	888	0	(43)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	4	81	0	(3)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		137,690	(412)	(1,142)	(1,554)	0	(287)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		72,170	838	(1,709)	(871)	0	(282)
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		129,500	0	(1,441)	(1,441)	0	(257)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		36,000	3,854	562	4,416	0	(193)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		56,960	2,780	(1,450)	1,330	0	(325)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		800	80	38	118	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60,150	7,258	(2,734)	4,524	0	(332)
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	(252)	(252)	0	(67)
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		4,500	0	(85)	(85)	0	(27)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		27,800	1,659	(2,453)	(794)	0	(166)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	92,450	1,447	(2,069)	(622)	0	(443)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		42,050	(1,384)	(1,380)	(2,764)	0	(472)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	40,000	(20)	2	(18)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		3,745,000	(68)	(466)	(534)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,190,000	(19)	(141)	(160)	0	(3)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,440,000	(296)	(988)	(1,284)	0	(25)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		22,200	(32)	(10)	(42)	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	35,070	1	671	672	38	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		11,500	0	277	277	24	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		17,880	1	576	577	37	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	(199)	(206)	0	(17)
Receive	CPTFEMU	1.796	Maturity	11/15/2038		10,130	1	397	398	31	0
Receive	CPTFEMU	1.808	Maturity	11/15/2038		5,300	0	223	223	16	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,200	13	297	310	31	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		2,420	0	138	138	13	0
Receive	CPTFEMU	1.950	Maturity	11/15/2048		4,020	14	224	238	22	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$168,420	12	(1,020)	(1,008)	0	(56)
Pay	CPURNSA	1.980	Maturity	04/10/2019		35,260	0	(228)	(228)	24	0
Pay	CPURNSA	1.970	Maturity	04/27/2019		52,630	0	(357)	(357)	112	0
Pay	CPURNSA	1.925	Maturity	05/08/2019		20,680	0	(133)	(133)	48	0
Pay	CPURNSA	2.130	Maturity	01/25/2020		20,600	0	(235)	(235)	0	(15)
Pay	CPURNSA	2.168	Maturity	07/15/2020		31,500	0	(332)	(332)	25	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	(176)	(176)	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	(167)	(167)	2	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(291)	298	9	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(237)	182	2	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	(92)	(92)	0	(1)
Pay	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	(156)	(1,143)	0	(1)
Pay	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	(1,213)	(1,213)	0	(62)
Pay	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	(323)	(327)	0	(4)
Pay	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	(246)	(246)	0	(3)
Pay	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(416)	(416)	0	(31)
Receive	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	526	(407)	18	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		2,400	(118)	74	(44)	3	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,200	(52)	(27)	(79)	7	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	432	(210)	18	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		12,400	(568)	386	(182)	16	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		15,800	(767)	491	(276)	20	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	713	713	92	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	802	802	98	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	181	181	19	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	142	142	19	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		23,200	0	337	337	42	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	1,114	1,184	78	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	411	411	18	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	630	630	27	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	647	647	28	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	2,890	0	(14)	(14)	0	(2)
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		1,320	0	(15)	(15)	0	(1)
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		12,400	0	(180)	(180)	0	(10)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		18,530	6	363	369	30	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		8,000	0	316	316	23	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		31,640	(1)	1,324	1,323	96	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		4,740	0	208	208	14	0
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		13,460	0	579	579	37	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		5,610	16	436	452	16	0
Receive	UKRPI	3.513	Maturity	09/15/2028	GBP	11,500	0	(54)	(54)	86	0
Receive	UKRPI	3.593	Maturity	11/15/2028		10,360	0	85	85	79	0
Receive	UKRPI	3.595	Maturity	11/15/2028		5,370	0	46	46	41	0
Receive	UKRPI	3.633	Maturity	12/15/2028		10,500	0	144	144	76	0
Receive	UKRPI	3.190	Maturity	04/15/2030		1,500	(85)	18	(67)	13	0
Receive	UKRPI	3.350	Maturity	05/15/2030		43,400	(117)	(185)	(302)	400	0
Receive	UKRPI	3.400	Maturity	06/15/2030		44,100	168	(115)	53	412	0
Receive	UKRPI	3.325	Maturity	08/15/2030		68,590	(99)	(1,563)	(1,662)	604	0
Receive	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	86	(1,090)	100	0
Receive	UKRPI	3.100	Maturity	06/15/2031		31,400	(3,739)	54	(3,685)	291	0
Receive	UKRPI	3.530	Maturity	10/15/2031		860	24	(29)	(5)	9	0
Receive	UKRPI	3.470	Maturity	09/15/2032		37,570	(12)	(687)	(699)	413	0
Receive	UKRPI	3.500	Maturity	09/15/2033		1,130	1	(21)	(20)	13	0
Receive	UKRPI	3.579	Maturity	10/15/2033		4,530	0	46	46	57	0
Pay	UKRPI	3.585	Maturity	10/15/2046		12,990	(900)	112	(788)	0	(376)
Pay	UKRPI	3.428	Maturity	03/15/2047		28,300	1,790	(227)	1,563	0	(812)

							$1,764	$(453)	$1,311	$5,159	$(5,918)

Total Swap Agreements							$(6,410)	$4,098	$(2,312)	$5,160	$(6,263)

(l)

Securities with an aggregate market value of $99,503 and cash of $11,937 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $5 for closed futures is outstanding at period end.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	56,032		$1,376	$0	$(85)
	01/2019	CAD	51,111		38,384	937	0
	01/2019	GBP	5,912		7,566	28	0
	01/2019		$1,328	DKK	8,357	0	(46)
BPS	01/2019	BRL	234,891		$63,220	2,633	(15)
	01/2019	CLP	1,900,599		2,845	106	0
	01/2019	RUB	175,693		2,536	20	0
	01/2019		$57,843	BRL	224,358	59	(13)
	01/2019		2,758	PHP	146,644	34	0
	01/2019		2,791	ZAR	38,495	0	(117)
BRC	01/2019	MXN	375,176		$18,418	0	(654)
	01/2019		$1,448	ARS	56,032	13	0
	01/2019		489	MXN	9,965	17	0
	01/2019		2,799	PHP	148,040	19	0
	01/2019		2,791	ZAR	40,152	0	(6)
	04/2019	ARS	62,388		$1,448	0	(1)
CBK	01/2019	AUD	115,324		84,484	3,241	0
	01/2019	BRL	73,738		19,315	311	(22)
	01/2019	DKK	8,359		1,276	0	(7)
	01/2019	EUR	102,958		117,513	0	(529)
	01/2019	GBP	864		1,101	0	(1)
	01/2019		$19,030	BRL	73,738	0	(5)
	02/2019	AUD	8,800		$6,394	190	0
	02/2019	CHF	372		373	0	(7)
	02/2019	JPY	5,835,000		51,739	0	(1,616)
	02/2019		$14,205	COP	45,356,208	0	(271)
	04/2019		1,286	DKK	8,359	7	0
DUB	01/2019	BRL	36,828		$9,496	31	(33)
	01/2019	RUB	174,968		2,617	108	0
	01/2019		$4,003	BRL	15,491	0	(6)
	02/2019	BRL	15,491		$3,995	5	0
	03/2019		$9,358	IDR	137,565,420	98	0
GLM	01/2019	BRL	93,435		$24,090	5	(21)
	01/2019	CLP	3,716,226		5,402	54	(8)
	01/2019	GBP	105,453		134,850	387	0
	01/2019	JPY	203,700		1,807	0	(52)
	01/2019		$234	ARS	9,294	5	0
	01/2019		21,454	BRL	82,860	8	(83)
	01/2019		20,346	EUR	17,870	142	0
	01/2019		1,729	GBP	1,365	11	0
	01/2019		2,791	MXN	55,778	38	0
	01/2019		11,918	RUB	815,747	0	(244)
	02/2019	TRY	1,764		$305	0	(20)
	03/2019	KRW	13,870,647		12,343	0	(145)
	04/2019	BRL	17,590		4,502	0	(7)
HUS	01/2019	CLP	1,869,339		2,717	23	0
	01/2019	PLN	436		117	0	0
	01/2019		$202	ARS	8,118	5	0
	01/2019		2,791	INR	202,710	123	0
	01/2019		10,014	TRY	54,569	221	0
	01/2019		2,666	ZAR	39,012	38	0
	02/2019	JPY	5,835,000		$51,943	0	(1,412)
	02/2019		$376	ARS	15,582	8	0
IND	01/2019	NZD	78,313		$53,278	707	0
	01/2019		$19,426	JPY	2,202,015	671	0
JPM	01/2019	BRL	262,588		$70,708	2,956	0
	01/2019	RUB	350,161		5,234	214	0
	01/2019		$2,349	ARS	91,222	46	0
	01/2019		67,293	BRL	262,588	459	0
	01/2019		21,590	EUR	18,815	0	(19)
	02/2019	ZAR	2,456		$167	0	(3)
	04/2019		$14,536	CNH	100,320	67	0
MSB	01/2019	BRL	196,164		$50,574	11	(51)
	01/2019		$51,048	BRL	196,164	225	(659)
	02/2019		4,423		17,367	50	0
	03/2019		9,489	INR	676,323	155	0
SCX	01/2019	BRL	113,000		$30,277	1,122	0
	01/2019		$28,941	BRL	113,000	215	0
	01/2019		1,518	GBP	1,199	11	0
SOG	01/2019		2,810	PHP	148,442	16	0
	04/2019	CNH	102,978		$14,701	0	(289)
SSB	03/2019	SGD	8,570		6,272	0	(28)
	03/2019	TWD	190,860		6,241	0	(43)

Total Forward Foreign Currency Contracts						$15,850	$(6,518)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Buy	1.900%	02/20/2019	$136,700	$27	$6

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$28,090	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	72.500	02/06/2019	67,600	3	0

					$4	$0

Total Purchased Options					$31	$6

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$15,700	$(23)	$(43)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		21,400	(26)	(35)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		14,600	(31)	(40)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		7,300	(9)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		14,100	(26)	(46)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		20,200	(23)	(34)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		11,900	(16)	(25)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		12,500	(10)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		10,800	(19)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		6,100	(11)	(14)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		12,300	(16)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		57,800	(46)	(34)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		24,200	(47)	(76)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		8,700	(15)	(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		6,700	(6)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		13,000	(20)	(35)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		11,800	(25)	(27)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		14,700	(16)	(25)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		12,700	(12)	(21)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		7,100	(5)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		13,700	(23)	(26)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	4,400	(8)	(7)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$12,500	(23)	(34)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		10,300	(19)	(17)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		12,200	(18)	(20)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,700	(15)	(18)

							$(508)	$(658)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Put - OTC EUR versus USD	$1.100	02/13/2019	EUR	20,986	$(122)	$(14)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,429)	(119)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(49)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(37)

							$(7,792)	$(205)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$472,300	$(366)	$(231)

Total Written Options						$(8,788)	$(1,108)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March Futures	$5.175	Maturity	02/22/2019	405,000	$14	$44	$58	$0
	Receive	EURMARG3 CAL20	10.000	Maturity	12/31/2020	106,800	(138)	(61)	0	(199)
	Pay	EURMARGIN 1Q19	6.640	Maturity	03/31/2019	5,700	0	4	4	0
	Receive	EURMARGIN 4Q19	6.080	Maturity	12/31/2019	8,700	0	(11)	0	(11)
	Receive	EURMARGIN CAL19	6.250	Maturity	12/31/2019	8,400	0	(2)	0	(2)
	Receive	NAPGASFO 1Q19	8.700	Maturity	03/31/2019	42,900	(65)	(100)	0	(165)
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	14,500	0	(1,130)	0	(1,130)
CBK	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	76,800	(1)	83	82	0
GST	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	255,000	0	(3)	0	(3)
	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	135,000	0	(2)	0	(2)
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	590,000	0	(27)	0	(27)
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	290,000	0	(16)	0	(16)
	Pay	CBOT Wheat July Futures	5.240	Maturity	06/21/2019	300,000	0	16	16	0
	Pay	CBOT Wheat March Futures	5.110	Maturity	02/22/2019	130,000	0	10	10	0
	Pay	CBOT Wheat March Futures	5.140	Maturity	02/22/2019	100,000	0	11	11	0
	Pay	CBOT Wheat March Futures	5.151	Maturity	02/22/2019	120,000	0	14	14	0
	Pay	CBOT Wheat March Futures	5.188	Maturity	02/22/2019	245,000	0	38	38	0
	Pay	CBOT Wheat March Futures	5.210	Maturity	02/22/2019	150,000	0	27	27	0
	Pay	CBOT Wheat March Futures	5.275	Maturity	02/22/2019	150,000	0	36	36	0
	Receive	COCL CAL19	5.300	Maturity	12/31/2019	50,400	(3)	(105)	0	(108)
	Receive	EURMARG3 CAL20	8.550	Maturity	12/31/2020	60,000	1	(29)	0	(28)
	Receive	EURMARGIN 1Q19	6.040	Maturity	03/31/2019	5,700	0	(1)	0	(1)
	Receive	EURMARGIN 4Q19	5.415	Maturity	12/31/2019	16,200	0	(11)	0	(11)
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	92,400	(6)	(94)	0	(100)
	Receive	KWW H9	0.108	Maturity	02/22/2019	205,000	0	(8)	0	(8)
	Receive	KWW H9	0.078	Maturity	02/22/2019	200,000	0	(13)	0	(13)
	Pay	MARSDUB 2H19	3.725	Maturity	12/31/2019	12,000	0	(3)	0	(3)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	46,200	(4)	77	73	0
	Receive	NAPGASFO 1Q19	8.050	Maturity	03/31/2019	36,000	(37)	(78)	0	(115)
JPM	Receive	CBOT Corn December Futures	398.375	Maturity	11/22/2019	250,000	0	(2)	0	(2)
	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	135,000	0	(1)	0	(1)
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	290,000	0	52	52	0
	Pay	CBOT Wheat March Futures	5.070	Maturity	02/22/2019	140,000	0	5	5	0
	Pay	CBOT Wheat March Futures	5.083	Maturity	02/22/2019	145,000	0	7	7	0
	Receive	EURMARG3 CAL20	9.900	Maturity	12/31/2020	18,000	0	(32)	0	(32)
	Receive	EURMARGIN 4Q19	5.350	Maturity	12/31/2019	10,800	0	(7)	0	(7)
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	28,800	(8)	(15)	0	(23)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	9,600	0	(34)	0	(34)
	Pay	EURSIMP 1Q19	5.000	Maturity	03/31/2019	8,700	0	2	2	0
	Receive	KCBT Wheat March Futures	5.104	Maturity	02/22/2019	130,000	0	(28)	0	(28)
	Receive	MARSDUB 2H19	5.650	Maturity	12/31/2019	12,000	0	25	25	0
	Receive	NAPGASFO 1Q19	5.680	Maturity	03/31/2019	6,000	0	(5)	0	(5)
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	40,800	(1)	(83)	0	(84)
	Receive	EURMARG CAL19	8.500	Maturity	12/31/2019	3,600	0	(5)	0	(5)
	Receive	EURMARG3 CAL20	8.500	Maturity	12/31/2020	42,000	0	(18)	0	(18)
	Receive	EURMARGIN 2H19	6.960	Maturity	12/31/2019	4,800	0	(7)	0	(7)
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	8,100	0	(5)	0	(5)
	Receive	EURMARGIN CAL19	6.710	Maturity	12/31/2019	8,400	0	(6)	0	(6)
	Receive	KCBT Wheat July Futures	5.155	Maturity	06/21/2019	150,000	0	(4)	0	(4)
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	37,400	0	58	58	0
MYC	Receive	EURMARG3 CAL19	8.920	Maturity	12/31/2019	38,400	0	(68)	0	(68)
	Receive	EURMARG3 CAL20	8.520	Maturity	12/31/2020	16,800	0	(7)	0	(7)
	Receive	EURMARG3 CAL20	8.580	Maturity	12/31/2020	262,800	0	(131)	0	(131)
	Receive	EURMARG3 CAL20	9.970	Maturity	12/31/2020	9,600	0	(18)	0	(18)
	Pay	EURMARGIN 1Q19	6.150	Maturity	03/31/2019	16,800	0	4	4	0
	Pay	EURMARGIN 1Q19	6.200	Maturity	03/31/2019	17,700	0	5	5	0
	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	9,600	0	(12)	0	(12)
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	9,600	0	(13)	0	(13)
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	9,600	0	(15)	0	(15)
	Receive	EURMARGIN 2Q19	7.000	Maturity	06/30/2019	16,800	0	(4)	0	(4)
	Receive	EURMARGIN 2Q19	7.005	Maturity	06/30/2019	17,700	0	(4)	0	(4)
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	10,500	0	(13)	0	(13)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	24,000	0	(87)	0	(87)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	7,200	0	(26)	0	(26)
	Pay	EURSIMP 1Q19	5.000	Maturity	03/31/2019	8,400	0	2	2	0

							$(248)	$(1,824)	$529	$(2,601)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.227%	$7,100	$(123)	$137	$14	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	10,600	$0	$(9)	$0	$(9)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		43,850	0	24	24	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,430	0	(19)	0	(19)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		81,010	1	11	12	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		54,680	0	28	28	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		33,870	2	18	20	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		17,060	(1)	25	24	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		860	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		7,240	0	(6)	0	(6)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		27,220	0	16	16	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		5,820	0	(5)	0	(5)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		41,810	0	13	13	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		8,920	0	10	10	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$34,900	0	(637)	0	(637)
	Pay	CPURNSA	1.810	Maturity	07/19/2026		29,700	0	(474)	0	(474)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		24,200	0	(408)	0	(408)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		5,600	0	(86)	0	(86)

								$2	$(1,500)	$147	$(1,645)

Total Return Swaps on Commodity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index	2,558,244	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	$438,999	$0	$(19,481)	$0	$(19,481)
	Receive	BCOMTR1 Index	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	233,228	0	(10,351)	0	(10,351)
CBK	Receive	BCOMTR Index	2,713,099	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	452,959	0	(20,100)	0	(20,100)
	Receive	CIXBSTR3 Index	2,617,494	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	472,180	0	(20,683)	0	(20,683)
	Receive	CIXBXMB2 Index	450,050	0.170%	Monthly	02/15/2019	48,936	0	17	17	0
	Receive	CIXBXMB3 Index	419,379	0.170%	Monthly	02/15/2019	48,450	0	150	150	0
CIB	Receive	BCOMSK2 Index	202,946	0.200%	Monthly	02/15/2019	25,748	0	(2,321)	0	(2,321)
	Receive	PIMCODB Index (9)	721,306	0.000%	Monthly	02/15/2019	71,228	0	(2,807)	0	(2,807)
FBF	Receive	BCOMSK3 Index	207,661	0.180%	Monthly	02/15/2019	24,383	0	(2,198)	0	(2,198)
	Receive	BCOMTR Index	1,991,613	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	332,505	0	(14,752)	0	(14,752)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.810%	Maturity	02/15/2019	24,000	0	135	135	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.840%	Maturity	02/18/2019	24,100	0	86	86	0
GST	Receive	BCOMF1T Index	1,865,957	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	615,739	0	(26,933)	0	(26,933)
	Receive	BCOMTR Index	947,228	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	174,820	0	(7,757)	0	(7,757)
	Receive	BCOMTR1 Index	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	220,798	0	(9,800)	0	(9,800)
	Receive	BCOMTR2 Index	1,376,769	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	230,372	0	(10,099)	0	(10,099)
	Receive	CMDSKEWLS Index (10)	503,735	0.250%	Monthly	02/15/2019	79,692	0	(588)	0	(588)
JPM	Pay	BCOMTR Index	1,906,841	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	01/15/2019	405,990	296	17,722	18,018	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.750%	Maturity	01/17/2019	12,900	0	65	65	0
	Receive	JMABCT3E Index	93,469	0.150%	Monthly	02/15/2019	42,963	0	75	75	0
	Receive	JMABDEWE Index (11)	106,401	0.300%	Monthly	02/15/2019	105,405	0	266	266	0
	Receive	JMABFNJ1 Index	694	0.350%	Monthly	02/15/2019	5,580	(8)	(38)	0	(46)
	Receive	JMABNIC2 Index (12)	342,066	0.170%	Monthly	02/15/2019	136,663	0	(5,279)	0	(5,279)
MAC	Receive	BCOMSK1 Index	197,591	0.170%	Monthly	02/15/2019	25,167	0	(2,267)	0	(2,267)
	Receive	BCOMSK4 Index	197,515	0.170%	Monthly	02/15/2019	20,887	0	(1,875)	0	(1,875)
	Receive	BCOMTR1 Index	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	108,951	0	(4,835)	0	(4,835)
	Receive	BCOMTR2 Index	2,831,719	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	249,291	0	(10,918)	0	(10,918)
	Receive	MQCP563E Index	66,203	0.950%	Monthly	02/15/2019	8,533	0	(10)	0	(10)
	Receive	PIMCODB Index	103,014	0.000%	Monthly	02/15/2019	10,179	0	(401)	0	(401)
MEI	Receive	BCOMTR Index	1,388,766	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	231,858	0	(10,289)	0	(10,289)
	Receive	BCOMTR1 Index	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	54,268	0	(2,408)	0	(2,408)
	Receive	BCOMTR2 Index	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	356,695	0	(15,267)	0	(15,267)
MYC	Receive	BCOMTR Index	1,328,772	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	221,842	0	(9,843)	0	(9,843)
	Receive	BCOMTR1 Index	1,747,155	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	322,863	0	(14,331)	0	(14,331)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	Federal Funds Rate plus a Specificed Spread	Maturity	03/08/2019	50,000	0	(135)	0	(135)
RBC	Receive	RBCAEC0T Index (13)	1,140,832	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	64,811	0	(2,872)	0	(2,872)
	Receive	RBCAECP0 Index (14)	1,125,534	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	62,510	0	(2,770)	0	(2,770)
	Receive	RBCAECR1 Index	303,641	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	21,464	0	(710)	0	(710)
	Receive	RBCAECT0 Index	4,230,828	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	236,249	0	(10,469)	0	(10,469)
SOG	Receive	BCOMTR Index	219,228	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	36,601	0	(1,624)	0	(1,624)
	Receive	BCOMTR2 Index	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	200,352	0	(8,775)	0	(8,775)
UAG	Receive	BCOMTR Index	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	5,843	0	(259)	0	(259)

								$288	$(234,729)	$18,812	$(253,253)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)	7.023%	Maturity	07/29/2020	$16,068	$0	$788	$788	$0
JPM	Receive	GOLDLNPM Index (8)	3.861	Maturity	07/29/2020	14,351	0	(303)	0	(303)
	Receive	GOLDLNPM Index (8)	3.976	Maturity	07/29/2020	1,717	0	(38)	0	(38)
MYC	Pay	GOLDLNPM Index (8)	3.294	Maturity	07/17/2019	5,069	0	89	89	0
	Pay	GOLDLNPM Index (8)	3.240	Maturity	07/26/2019	5,079	0	84	84	0
	Pay	GOLDLNPM Index (8)	3.063	Maturity	10/08/2019	4,943	0	56	56	0
	Pay	GOLDLNPM Index (8)	1.960	Maturity	05/12/2020	2,893	0	1	1	0
	Receive	SLVRLND Index (8)	3.706	Maturity	07/09/2019	4,000	0	(3)	0	(3)
	Receive	SLVRLND Index (8)	7.317	Maturity	07/17/2019	3,401	0	(121)	0	(121)
	Receive	SLVRLND Index (8)	7.398	Maturity	07/26/2019	3,361	0	(118)	0	(118)
	Receive	SLVRLND Index (8)	7.023	Maturity	10/08/2019	3,264	0	(76)	0	(76)
	Receive	SLVRLND Index (8)	4.580	Maturity	05/12/2020	1,892	0	0	0	0
SOG	Pay	GOLDLNPM Index (8)	1.782	Maturity	06/08/2020	2,434	0	(5)	0	(5)
	Receive	SLVRLND Index (8)	4.410	Maturity	06/08/2020	1,548	0	6	6	0
	Receive	SPGCICP Index (8)	4.000	Maturity	07/26/2019	900	0	(4)	0	(4)

							$0	$356	$1,024	$(668)

Total Swap Agreements							$(81)	$(237,560)	$20,526	$(258,167)

(n)

Securities with an aggregate market value of $202,782 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward staring effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)	Variance Swap

(9)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	2.9%	$2,062
Arabica Coffee March Futures	0.3	190
Brent Crude July Futures	2.3	1,620
Brent Crude March Futures	7.1	5,075
Cocoa March Futures	0.6	450
Copper March Futures	1.7	1,236
Copper May Futures	3.9	2,771
Corn March Futures	2.2	1,540
Cotton No. 02 March Futures	1.1	761
Cotton No. 02 May Futures	3.9	2,791
Gas Oil March Futures	0.2	153
Gold 100 oz. February Futures	2.2	1,577
Lead May Futures	3.3	2,359
Lean Hogs June Futures	5.5	3,925
Live Cattle June Futures	12.2	8,664
New York Harbor ULSD March Futures	4.9	3,504
New York Harbor ULSD May Futures	3.3	2,355
Nickel March Futures	3.2	2,283
NYMEX—Natural Gas May Futures	9.9	7,049
Platinum April Futures	3.4	2,449
RBOB Gasoline March Futures	5.6	4,002
RBOB Gasoline May Futures	0.7	528
Silver March Futures	3.2	2,300
Soybean Meal March Futures	1.4	993
Soybean Oil March Futures	0.6	426
Soybeans March Futures	0.6	428
Sugar No. 11 March Futures	0.4	251
WTI Crude March Futures	6.1	4,373
WTI Crude May Futures	0.7	473
Zinc March Futures	2.4	1,686
Zinc May Futures	3.4	2,394

Total Long Futures Contracts		$70,668

Cash	0.8%	$560

Total Notional Amount		$71,228

(10)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	10.1%	$8,050	Aluminum February Futures	5.1%	$4,031
New York Harbor ULSD February Futures	7.5	5,969	Live Cattle February Futures	5.3	4,211
RBOB Gasoline February Futures	7.4	5,901	NYMEX—Natural Gas February Futures	15.0	11,991
WTI Crude February Futures	9.6	7,634	Wheat March Futures	5.1	4,084

Total Long Futures Contracts		$27,554	Total Short Futures Contracts		$24,317

Cash	34.9%	$27,821

		$55,375

Total Notional Amount					$79,692

(11)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	10.4%	$11,002	Aluminum February Futures	2.4%	$2,468
LME—Copper February Futures	2.3	2,451	Arabica Coffee March Futures	1.3	1,300
Nickel February Futures	2.3	2,455	Cocoa March Futures	1.2	1,297
RBOB Gasoline February Futures	4.5	4,756	Corn March Futures	5.9	6,155
Soybean Meal March Futures	5.8	6,101	ICE—Natural Gas February Futures	2.1	2,217
Soybeans March Futures	8.0	8,482	Lean Hogs February Futures	1.2	1,299
			New York Harbor ULSD February Futures	9.1	9,617
			NYMEX—Natural Gas February Futures	1.9	2,037
			Wheat March Futures	5.8	6,063
			Zinc February Futures	2.4	2,491

Total Long Futures Contracts		$35,247	Total Short Futures Contracts		$34,944

Cash	33.4%	$35,214

		$70,461

Total Notional Amount					$105,405

(12)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	16.6%	$22,676
Copper May Futures	8.4	11,408
Gold 100 oz. April Futures	13.6	18,605
Lean Hogs April Futures	1.1	1,455
Live Cattle April Futures	2.6	3,600
New York Harbor ULSD May Futures	6.7	9,220
Nickel May Futures	8.6	11,761
RBOB Gasoline May Futures	10.1	13,771
Silver May Futures	3.9	5,285
Soybean Meal May Futures	8.0	10,992
Soybeans May Futures	18.4	25,173
Sugar No. 11 May Futures	2.0	2,717

Total Long Futures Contracts		$136,663

Total Notional Amount		$136,663

(13)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.2%	$2,734
Arabica Coffee March Futures	2.3	1,492
Brent Crude March Futures	6.8	4,415
Copper March Futures	6.5	4,213
Corn March Futures	7.3	4,731
Cotton No. 02 March Futures	1.5	972
Gold 100 oz. February Futures	12.9	8,363
Hard Red Winter Wheat March Futures	1.6	1,053
Lean Hogs February Futures	2.0	1,280
Live Cattle February Futures	5.0	3,236
New York Harbor ULSD March Futures	3.3	2,164
Nickel March Futures	2.6	1,702
NYMEX—Natural Gas March Futures	9.3	6,013
RBOB Gasoline March Futures	3.0	1,967
Silver March Futures	3.7	2,386
Soybean Meal March Futures	3.3	2,111
Soybean Oil March Futures	2.5	1,638
Soybeans March Futures	6.1	3,970
Sugar No. 11 March Futures	3.2	2,038
Wheat March Futures	4.3	2,751
WTI Crude March Futures	6.1	3,937
Zinc March Futures	2.5	1,645

Total Long Futures Contracts		$64,811

Total Notional Amount		$64,811

(14)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.2%	$2,637
Arabica Coffee March Futures	2.3	1,439
Brent Crude March Futures	6.8	4,258
Copper March Futures	6.5	4,064
Corn March Futures	7.3	4,563
Cotton No. 02 March Futures	1.5	937
Gold 100 oz. February Futures	12.9	8,066
Hard Red Winter Wheat March Futures	1.6	1,016
Lean Hogs February Futures	2.0	1,235
Live Cattle February Futures	5.0	3,121
New York Harbor ULSD March Futures	3.3	2,087
Nickel March Futures	2.6	1,642
NYMEX—Natural Gas March Futures	9.3	5,800
RBOB Gasoline March Futures	3.0	1,897
Silver March Futures	3.7	2,301
Soybean Meal March Futures	3.3	2,036
Soybean Oil March Futures	2.5	1,580
Soybeans March Futures	6.1	3,829
Sugar No. 11 March Futures	3.2	1,966
Wheat March Futures	4.3	2,653
WTI Crude March Futures	6.1	3,797
Zinc March Futures	2.5	1,586

Total Long Futures Contracts		$62,510

Total Notional Amount		$62,510

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$189,229	$0	$189,229
Industrials	0	30,595	0	30,595
Specialty Finance	0	28,781	0	28,781
Utilities	0	51,220	0	51,220
U.S. Government Agencies	0	996,481	0	996,481
U.S. Treasury Obligations	0	5,738,905	0	5,738,905
Non-Agency Mortgage-Backed Securities	0	102,057	0	102,057
Asset-Backed Securities	0	253,736	0	253,736
Sovereign Issues	0	351,798	0	351,798
Short-Term Instruments
Repurchase Agreements	0	7,604	0	7,604
Argentina Treasury Bills	0	1,725	0	1,725
Japan Treasury Bills	0	106,486	0	106,486
U.S. Treasury Bills	0	43,034	0	43,034
	$0	$7,901,651	$0	$7,901,651

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,791	$0	$0	$17,791

Total Investments	$17,791	$7,901,651	$0	$7,919,442

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(123,400)	$0	$(123,400)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,946	5,166	0	15,112
Over the counter	0	36,382	0	36,382
	$9,946	$41,548	$0	$51,494

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,492)	(6,744)	0	(18,236)
Over the counter	0	(265,793)	0	(265,793)
	$(11,492)	$(272,537)	$0	$(284,029)
Total Financial Derivative Instruments	$(1,546)	$(230,989)	$0	$(232,535)

Totals	$16,245	$7,547,262	$0	$7,563,507

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Opportunities Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.6%
Altice Financing S.A.
5.220% (LIBOR03M + 2.750%) due 01/31/2026 ~		$3,465	$3,223
Altra Industrial Motion Corp.
4.522% (LIBOR03M + 2.000%) due 10/01/2025 ~		197	188
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(i)		1,456	1,456
Caesars Entertainment Operating Co.
4.522% (LIBOR03M + 2.000%) due 10/06/2024 ~		1,584	1,510
Chobani LLC
6.022% (LIBOR03M + 3.500%) due 10/10/2023 ~		1,691	1,575
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		697	669
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~		995	930
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,300	1,217
Freedom Mortgage Corp.
7.272% (LIBOR03M + 4.750%) due 02/23/2022 ~		861	854
GoodRx, Inc.
5.432% (LIBOR03M + 3.000%) due 10/10/2025 ~		400	386
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		3,487	3,191
Numericable Group S.A.
6.143% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,079	1,932
Ortho-Clinical Diagnostics S.A.
5.756% due 06/30/2025		4,298	4,008
PCF GmbH
5.000% (EUR003M + 5.000%) due 08/01/2024 «~	EUR	1,000	1,140
RegionalCare Hospital Partners Holdings, Inc.
7.129% (LIBOR03M + 4.500%) due 11/16/2025 ~		$1,300	1,234
Sedgwick CMS, Inc.
TBD% due 11/06/2025		1,000	959
Starfruit Finco B.V
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	200	226
5.599% (LIBOR03M + 3.250%) due 10/01/2025 «~		$300	282

Total Loan Participations and Assignments (Cost $26,088)			24,980

CORPORATE BONDS & NOTES 50.7%
BANKING & FINANCE 21.2%
Ally Financial, Inc.
3.500% due 01/27/2019		500	500
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,875	1,871
Ambac LSNI LLC
7.803% due 02/12/2023 •		4,021	4,041
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		200	195
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(g)	EUR	1,600	1,991
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$950	925
Bank of America Corp.
5.875% due 03/15/2028 •(g)		1,900	1,732
Barclays Bank PLC
7.625% due 11/21/2022 (h)		2,100	2,180
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,723	3,751
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,804
China Evergrande Group
6.250% due 06/28/2021 (k)		2,100	2,007
Country Garden Holdings Co. Ltd.
7.500% due 03/09/2020		4,000	4,057
Credit Agricole S.A.
7.500% due 06/23/2026 •(g)	GBP	200	265
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)		$1,400	1,368
Deutsche Bank AG
4.250% due 10/14/2021		300	294

Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	194	209
Equinix, Inc.
2.875% due 03/15/2024		2,600	2,980
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/2025		$950	912
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,047
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		2,000	1,879
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		300	281
6.750% due 03/15/2022		1,975	1,987
Freedom Mortgage Corp.
8.125% due 11/15/2024		1,395	1,203
8.250% due 04/15/2025		300	258
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		400	401
Howard Hughes Corp.
5.375% due 03/15/2025		2,425	2,292
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(g)	GBP	900	1,370
HSBC Holdings PLC
5.250% due 09/16/2022 •(g)	EUR	1,100	1,254
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		$4,650	4,615
Jefferies Finance LLC
7.250% due 08/15/2024		700	651
7.375% due 04/01/2020		3,040	3,044
7.500% due 04/15/2021		1,250	1,253
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		2,525	2,373
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,100	1,075
Nationwide Building Society
6.875% due 06/20/2019 •(g)	GBP	700	902
Navient Corp.
4.875% due 06/17/2019		$828	825
6.625% due 07/26/2021		3,425	3,314
8.000% due 03/25/2020		600	611
Oxford Finance LLC
6.375% due 12/15/2022		875	864
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		3,000	2,908
Quicken Loans, Inc.
5.250% due 01/15/2028		2,750	2,444
5.750% due 05/01/2025		500	470
Springleaf Finance Corp.
5.250% due 12/15/2019		200	201
6.000% due 06/01/2020		1,500	1,509
8.250% due 12/15/2020		1,000	1,038
Stearns Holdings LLC
9.375% due 08/15/2020		4,350	4,111
Sunac China Holdings Ltd.
8.625% due 07/27/2020		2,300	2,316
VICI Properties LLC
8.000% due 10/15/2023		90	98
Washington Prime Group LP
5.950% due 08/15/2024		2,975	2,613

			80,289

INDUSTRIALS 23.3%
Altice France S.A.
7.375% due 05/01/2026		450	414
8.125% due 02/01/2027		1,200	1,134
Altice Luxembourg S.A.
7.750% due 05/15/2022		900	822
Associated Materials LLC
9.000% due 01/01/2024		1,975	1,916
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025		4,300	3,795
Community Health Systems, Inc.
5.125% due 08/01/2021		1,325	1,236
6.250% due 03/31/2023		500	456
8.625% due 01/15/2024		1,100	1,089
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		1,243	516
9.500% due 11/09/2024 ^(b)(c)(l)		377	157
Covey Park Energy LLC
7.500% due 05/15/2025		1,375	1,189
CSN Resources S.A.
6.500% due 07/21/2020		1,550	1,503
DAE Funding LLC
4.500% due 08/01/2022		1,575	1,516

5.250% due 11/15/2021		250	247
5.750% due 11/15/2023		800	794
Dell International LLC
6.020% due 06/15/2026		2,450	2,466
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,475	3,349
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		925	930
Health and Happiness International Holdings Ltd.
7.250% due 06/21/2021		1,786	1,788
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		2,600	2,502
Jeld-Wen, Inc.
4.625% due 12/15/2025		4,475	3,927
4.875% due 12/15/2027		3,247	2,752
Kinetic Concepts, Inc.
12.500% due 11/01/2021		2,100	2,257
Masonite International Corp.
5.750% due 09/15/2026		4,100	3,874
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		3,940	3,628
Metinvest BV
7.750% due 04/23/2023		1,600	1,462
MGM Resorts International
4.625% due 09/01/2026		2,100	1,895
5.750% due 06/15/2025		2,000	1,940
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,400	1,312
5.500% due 02/15/2024		1,125	1,088
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		1,025	1,039
Sands China Ltd.
5.125% due 08/08/2025		5,900	5,853
Six Flags Entertainment Corp.
5.500% due 04/15/2027		850	803
Standard Industries, Inc.
4.750% due 01/15/2028		4,500	3,797
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,430
Tenet Healthcare Corp.
6.000% due 10/01/2020		1,700	1,728
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		125	118
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		600	569
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		1,400	1,288
3.250% due 04/15/2022	EUR	600	694
Toll Brothers Finance Corp.
4.350% due 02/15/2028		$600	516
TopBuild Corp.
5.625% due 05/01/2026		3,900	3,588
Transocean Guardian Ltd.
5.875% due 01/15/2024		3,400	3,272
Transocean Pontus Ltd.
6.125% due 08/01/2025		1,000	970
Triumph Group, Inc.
4.875% due 04/01/2021		2,900	2,617
5.250% due 06/01/2022		300	262
Univision Communications, Inc.
5.125% due 02/15/2025		3,325	2,926
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	800	982
Wynn Macau Ltd.
4.875% due 10/01/2024		$700	625
5.500% due 10/01/2027		3,680	3,211

			88,242

UTILITIES 6.2%
Antero Midstream Partners LP
5.375% due 09/15/2024		4,250	3,984
Blue Racer Midstream LLC
6.625% due 07/15/2026		3,250	3,039
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,201	3,923
Rio Oil Finance Trust
8.200% due 04/06/2028		1,400	1,470
9.250% due 07/06/2024		1,203	1,289
Sprint Capital Corp.
6.900% due 05/01/2019		1,800	1,816
Sprint Corp.
7.250% due 09/15/2021		3,272	3,357
Tallgrass Energy Partners LP
4.750% due 10/01/2023		2,000	1,937

Targa Resources Partners LP
5.000% due 01/15/2028	2,225	2,019
Transocean Proteus Ltd.
6.250% due 12/01/2024	880	847
Vistra Energy Corp.
8.034% due 02/02/2024	34	35

		23,716

Total Corporate Bonds & Notes (Cost $199,789)		192,247

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024	258	321

Total Convertible Bonds & Notes (Cost $482)		321

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	235	235

Total Municipal Bonds & Notes (Cost $219)		235

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.992% due 11/25/2055 «~	387	232

Total U.S. Government Agencies (Cost $242)		232

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Notes
1.750% due 06/30/2022 (n)	9,400	9,175
1.875% due 07/31/2022 (l)	12,900	12,635
2.125% due 12/31/2022 (l)	4,000	3,945
2.875% due 10/31/2023	3,100	3,152
2.875% due 08/15/2028	774	787
3.125% due 11/15/2028	4,355	4,521

Total U.S. Treasury Obligations (Cost $34,347)		34,215

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
4.635% due 11/25/2045 ^•	62	46
Banc of America Alternative Loan Trust
11.426% due 09/25/2035 ^•	816	936
Banc of America Funding Trust
4.375% due 09/20/2047 ^~	685	601
7.000% due 10/25/2037 ^	255	204
BCAP LLC Trust
2.726% due 05/25/2047 ^•	289	269
2.815% due 05/26/2035 •	20	20
Bear Stearns ALT-A Trust
3.504% due 04/25/2037 ~	530	424
Chase Mortgage Finance Trust
4.294% due 09/25/2036 ^~	152	145
Citigroup Mortgage Loan Trust
6.000% due 11/25/2036	77	79
Countrywide Alternative Loan Trust
2.625% due 11/25/2035 •	192	187
2.660% due 09/20/2046 •	347	292
2.696% due 07/25/2046 ^•	228	207
2.696% due 09/25/2046 ^•	644	594
2.806% due 06/25/2035 ^•	586	468
2.906% due 04/25/2035 ^•	506	440
3.806% due 10/25/2035 ^•	299	269
5.750% due 07/25/2035 ^	166	146
6.000% due 08/25/2036 ^•	381	312
6.000% due 05/25/2037 ^	933	660
Countrywide Home Loan Mortgage Pass-Through Trust
3.985% due 09/25/2037 ^~	707	680
5.750% due 07/25/2037 ^	185	157
6.000% due 10/25/2034	12	13
Credit Suisse Mortgage Capital Certificates
3.834% due 12/29/2037 ~	6,984	5,777
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	927	758
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.606% due 08/25/2037 ^•	887	723
2.656% due 02/25/2047 •	2,987	2,340

First Horizon Alternative Mortgage Securities Trust
3.772% due 08/25/2035 ^~	187	166
6.000% due 05/25/2036 ^	11	9
Impac Secured Assets Trust
2.656% due 11/25/2036 •	1,124	1,042
IndyMac Mortgage Loan Trust
2.756% due 02/25/2037 •	439	307
3.724% due 05/25/2037 ^~	216	188
3.735% due 11/25/2035 ^~	475	438
6.250% due 11/25/2037 ^	344	261
JPMorgan Alternative Loan Trust
4.052% due 11/25/2036 ^~	327	344
MASTR Adjustable Rate Mortgages Trust
5.033% due 11/25/2034 ~	326	325
Merrill Lynch Alternative Note Asset Trust
2.616% due 03/25/2037 •	2,334	987
Morgan Stanley Mortgage Loan Trust
3.949% due 11/25/2037 ~	485	412
Residential Accredit Loans, Inc. Trust
2.856% due 08/25/2035 ^•	913	782
4.425% due 07/25/2035 ~	54	50
5.090% due 12/26/2034 ^~	451	333
5.107% due 09/25/2035 ^~	33	30
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	33	31
Structured Asset Securities Corp. Trust
2.856% due 02/25/2035 •	146	143
WaMu Mortgage Pass-Through Certificates Trust
2.204% due 07/25/2047 ^•	110	91
3.676% due 12/25/2036 ^~	215	203

Total Non-Agency Mortgage-Backed Securities (Cost $20,242)		22,889

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp. Home Equity Loan Trust
3.056% due 12/25/2045 ^•	930	661
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.736% due 01/25/2036 •	600	556
Asset-Backed Funding Certificates Trust
3.506% due 06/25/2037 •	455	387
3.556% due 03/25/2034 ^•	1,097	1,021
Bear Stearns Asset-Backed Securities Trust
2.846% due 05/25/2036 ^•	1,282	1,527
2.856% due 12/25/2035 ^•	514	340
4.306% due 07/25/2034 •	645	630
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •	1,400	896
Countrywide Asset-Backed Certificates
4.715% due 01/25/2034 ^•	453	374
Credit-Based Asset Servicing & Securitization LLC
3.076% due 07/25/2036 •	556	553
GSAMP Trust
2.626% due 12/25/2036 •	556	331
2.736% due 12/25/2046 •	502	310
HSI Asset Securitization Corp. Trust
2.896% due 11/25/2035 •	1,600	1,548
Long Beach Mortgage Loan Trust
5.281% due 07/25/2033 •	417	418
MASTR Asset-Backed Securities Trust
2.616% due 08/25/2036 •	645	341
2.656% due 08/25/2036 •	1,460	777
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 01/25/2037 •	4,341	2,210
2.656% due 06/25/2036 •	278	234
2.656% due 10/25/2036 •	2,243	1,419
2.656% due 12/25/2036 •	129	79
2.736% due 09/25/2036 •	922	547
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø	1,374	751
New Century Home Equity Loan Trust
5.506% due 01/25/2033 ^•	125	115
People’s Financial Realty Mortgage Securities Trust
2.646% due 09/25/2036 •	4,138	1,613
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^Ø	2,099	956
Residential Asset Mortgage Products Trust
2.966% due 12/25/2035 •	1,534	1,294
Residential Asset Securities Corp. Trust
3.386% due 08/25/2034 •	385	320
Securitized Asset-Backed Receivables LLC Trust
2.756% due 03/25/2036 •	1,586	1,190
2.756% due 05/25/2036 •	1,056	673
SG Mortgage Securities Trust
2.686% due 02/25/2036 •	1,345	871

Structured Asset Investment Loan Trust
3.631% due 01/25/2035 •		1,024	843
3.886% due 04/25/2033 •		35	35
4.081% due 01/25/2035 •		1,102	478
4.231% due 01/25/2035 ^•		920	81

Total Asset-Backed Securities (Cost $22,029)			24,379

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)	ARS	507	13
59.257% (ARLLMONP) due 06/21/2020 ~(a)		2,932	84
Peru Government International Bond
5.940% due 02/12/2029	PEN	6,800	2,059

Total Sovereign Issues (Cost $2,127)			2,156

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (d)(l)		72,055	489

Total Common Stocks (Cost $912)			489

WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		34,977	49

Total Warrants (Cost $92)			49

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (j) 1.6%			6,238

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.2%
(0.382)% due 01/31/2019 - 04/12/2019 (e)(f)	ARS	31,709	883

Total Short-Term Instruments (Cost $7,101)			7,121

Total Investments in Securities (Cost $313,670)			309,313

	SHARES
INVESTMENTS IN AFFILIATES 21.3%
SHORT-TERM INSTRUMENTS 21.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.3%
PIMCO Short-Term Floating NAV Portfolio III		8,191,360	80,963

Total Short-Term Instruments (Cost $80,959)			80,963

Total Investments in Affiliates (Cost $80,959)			80,963

Total Investments 102.8% (Cost $394,629)			$390,276
Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $(1,712))			(160)
Other Assets and Liabilities, net (2.8)%			(10,582)

Net Assets 100.0%			$379,534

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,456	$1,456	0.38%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	2,908	0.77

				$4,456	$4,364	1.15%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$136	U.S. Treasury Notes 2.875% due 09/30/2023	$(142)	$136	$136
SAL	1.920	12/14/2018	01/02/2019	1,018	Kroger Co. 4.650% due 01/15/2048	(1,038)	1,018	1,019
	1.950	01/02/2019	01/16/2019	1,035	Kroger Co. 4.650% due 01/15/2048	(1,038)	1,035	1,036
	2.070	12/14/2018	01/02/2019	2,024	Target Corp. 3.900% due 11/15/2047	(1,018)	2,024	2,026
					Walmart Inc. 4.050% due 06/29/2048	(1,001)
	2.100	01/02/2019	01/16/2019	2,025	Target Corp. 3.900% due 11/15/2047	(1,018)	2,025	2,027
					Walmart Inc. 4.050% due 06/29/2048	(1,001)

Total Repurchase Agreements						$(6,256)	$6,238	$6,244

Reverse Repurcahase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(4.250)%	11/13/2018	TBD	(3)	$(1,877)	$(1,865)

Total Reverse Repurchase Agreements						$(1,865)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Corporate Bonds & Notes (0.8)%
Industrials (0.8)%
Kroger Co.	4.650%	01/15/2048	$1,100	$(980)	$(1,038)
Target Corp.	3.900	11/15/2047	1,100	(974)	(1,018)
Walmart, Inc.	4.050	06/29/2048	1,000	(952)	(1,022)

Total Short Sales (0.8)%				$(2,906)	$(3,078)

(k)	Securities with an aggregate market value of $1,912 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(l)

Securities with an aggregate market value of $1,098 have been pledged as collateral as of December 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,073) at a weighted average interest rate of (0.643)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(50) of accrued interest.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	125	$1	$372	$18

Total Purchased Options					$372	$18

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	125	$1	$(413)	$(87)

Total Written Options					$(413)	$(87)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	361	$41,402	$681	$90	$0
U.S. Treasury 10-Year Note March Futures	03/2019	484	59,056	1,414	189	0

				$2,095	$279	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2019	15	$(1,879)	$(1)	$0	$(14)
Euro STOXX 50 March Futures	03/2019	65	(2,215)	78	0	(38)
Euro-Bund 10-Year Bond March Futures	03/2019	18	(3,373)	(28)	4	0
U.S. Treasury 2-Year Note March Futures	03/2019	389	(82,590)	(566)	0	(55)

				$(517)	$4	$(107)

Total Futures Contracts				$1,578	$283	$(107)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Arrow Electronics, Inc.	(1.000)%	Quarterly	06/20/2023	0.965%	$3,000	$(40)	$34	$(6)	$0	$0
International Business Machines Corp.	(1.000)	Quarterly	12/20/2023	0.864	4,000	(46)	19	(27)	0	(2)
Kohl’s Corp.	(1.000)	Quarterly	12/20/2023	1.845	2,000	55	21	76	0	(3)
Kroger Co.	(1.000)	Quarterly	06/20/2023	0.878	3,000	(33)	17	(16)	1	0
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	3.398	2,100	163	55	218	0	0
Lowe’s Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.663	1,900	(46)	16	(30)	0	0
Macy’s Retail Holdings, Inc.	(1.000)	Quarterly	12/20/2023	2.216	2,100	90	24	114	0	(3)
Southwest Airlines Co.	(1.000)	Quarterly	06/20/2023	0.584	3,000	(65)	11	(54)	1	0
Target Corp.	(1.000)	Quarterly	06/20/2023	0.529	3,000	(76)	15	(61)	1	0

						$2	$212	$214	$3	$(8)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.146%	EUR	300	$(1)	$1	$0	$0	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	6.003		$400	23	(36)	(13)	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.369		400	60	(17)	43	0	0

							$82	$(52)	$30	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$	24,400	$(423)	$(117)	$(540)	$0	$(40)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	9,600	(297)	151	(146)	0	(19)

						$(720)	$34	$(686)	$0	$(59)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		$29,500	$(136)	$358	$222	$2	$0
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023		1,700	(2)	(23)	(25)	0	(3)
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023		1,700	(2)	(25)	(27)	0	(3)
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023		1,700	(2)	(24)	(26)	0	(3)
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		3,400	(4)	(52)	(56)	0	(7)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		2,000	(3)	(30)	(33)	0	(4)
Receive (6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		1,700	(2)	(20)	(22)	0	(23)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		35,400	(545)	2,866	2,321	0	(114)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	4,200	17	(87)	(70)	0	(6)
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	8,700	(161)	124	(37)	15	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		4,500	(28)	(268)	(296)	0	(51)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	1,195,300	8	(47)	(39)	13	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	(1)	0	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(11)	(60)	(71)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		455,400	5	(66)	(61)	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		50,000	(2)	(10)	(12)	0	0
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	5.630	Lunar	07/07/2021	MXN	100,300	(312)	(38)	(350)	9	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		3,800	10	(23)	(13)	0	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		21,100	0	(34)	(34)	3	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		64,300	0	(113)	(113)	10	0
Pay	28-Day MXN-TIIE	7.545	Lunar	04/18/2023		8,600	0	(17)	(17)	1	0

							$(1,169)	$2,400	$1,231	$53	$(215)

Total Swap Agreements							$(1,805)	$2,594	$789	$58	$(282)

(n)

Securities with an aggregate market value of $4,019 and cash of $1,035 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	11,001		$270	$0	$(17)
	01/2019	EUR	7,631		8,712	0	(37)
	01/2019	GBP	161		206	1	0
	01/2019		$778	EGP	14,572	29	0
	01/2019		272	EUR	238	1	0
BPS	01/2019	ARS	15,778		$406	0	(5)
	01/2019		$275	ARS	10,997	12	0
	02/2019	RUB	71,801		$1,061	36	0
	03/2019		$3,682	SGD	5,030	14	0
BRC	01/2019	GBP	709		$898	0	(6)
	01/2019		$692	ARS	26,778	6	0
	04/2019	ARS	29,816		$692	0	0
CBK	01/2019	BRL	2,523		646	0	(5)
	01/2019	EGP	6,283		348	0	0
	01/2019	EUR	172		197	0	(1)
	01/2019	GBP	1,139		1,452	0	(1)
	01/2019		$651	BRL	2,523	0	0
	03/2019	KRW	1,514,027		$1,351	0	(12)
DUB	01/2019	BRL	2,523		651	0	0
	01/2019		$653	BRL	2,523	0	(2)
	02/2019	BRL	2,523		$651	2	0
	03/2019		$962	IDR	14,142,596	10	0
FBF	01/2019		447	RUB	30,260	0	(14)
GLM	01/2019	EUR	1,823		$2,078	0	(12)
	01/2019	GBP	1,158		1,471	0	(6)
	01/2019		$1,063	MXN	21,851	48	0
	03/2019	HUF	94,689		$337	0	(3)
HUS	01/2019	MXN	4,565		240	8	0
	02/2019		$102	ZAR	1,472	0	0
	03/2019		121	HUF	34,071	1	0
	03/2019		310	TWD	9,407	0	0
	04/2019	ARS	3,537		$83	0	(1)
IND	01/2019	JPY	10,600		94	0	(3)
	01/2019	MXN	7,746		380	0	(13)
JPM	01/2019	JPY	13,200		117	0	(3)
	01/2019		$253	EUR	221	0	0
	02/2019	ZAR	1,477		$100	0	(2)
	03/2019		$14	IDR	205,352	0	0
	03/2019		381	KRW	424,000	1	0
MSB	03/2019		802	INR	57,156	13	0
SCX	01/2019		490	EGP	9,158	17	0
	02/2019		692	RUB	45,910	0	(37)
SOG	01/2019		886		58,701	0	(46)
SSB	03/2019	SGD	6,410		$4,691	0	(21)
	03/2019	TWD	39,139		1,280	0	(9)
UAG	03/2019		$179	HKD	1,394	0	0

Total Forward Foreign Currency Contracts						$199	$(256)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus MXN	MXN	19.760	05/29/2019	$770	$12	$20

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$8,000	$19	$3
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107	09/12/2019	18,700	88	219
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	9,450	69	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	1,200	58	52
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	600	28	26
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/10/2019	18,700	86	202
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	09/13/2019	18,700	86	223
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	1,800	83	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	600	29	26

							$546	$936

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$32

Total Purchased Options						$1,471	$988

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$1,100	$(2)	$(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,800	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,100	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		800	(1)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,400	(2)	(2)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		1,600	(1)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		800	(1)	(2)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		1,000	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		700	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		300	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		700	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		5,600	(5)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		1,800	(5)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,400	(3)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		600	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		400	0	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		800	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		700	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		800	(1)	(1)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	1.200	02/20/2019	EUR	1,100	(2)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		$1,300	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		500	0	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		900	(2)	(2)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	800	(2)	(1)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$900	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		700	(1)	(1)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		900	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,200	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		900	(2)	(1)

							$(49)	$(62)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	22.840	05/29/2019	$770	$(14)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$2,100	$(3)	$(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	2,100	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	5,300	(58)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	2,600	(28)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	1,600	(19)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	4,100	(88)	(161)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	900	(69)	(73)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/14/2019	1,900	(2)	(17)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	1,700	(2)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	1,700	(2)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	1,600	(3)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	1,600	(2)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	1,600	(2)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	1,600	(2)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	1,600	(2)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	1,600	(2)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	1,700	(2)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	1,700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	7,900	(83)	(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,600	(28)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.055	09/10/2019	4,100	(86)	(149)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/13/2019	4,100	(86)	(161)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	1,900	(2)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	1,900	(2)	0

							$(577)	$(834)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(182)

Total Written Options						$(1,553)	$(1,084)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Tesla, Inc.	(1.000)%	Quarterly	06/20/2020	3.700%	$1,200	$112	$(67)	$45	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$11	$(2)	$9	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	(4)	17	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(2)	12	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	24	(7)	17	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	900	(90)	14	0	(76)
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(35)	77	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(3)	9	0

						$104	$(39)	$141	$(76)

Total Swap Agreements						$216	$(106)	$186	$(76)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,911	$6,069	$24,980
Corporate Bonds & Notes
Banking & Finance	0	77,381	2,908	80,289
Industrials	0	88,242	0	88,242
Utilities	0	23,716	0	23,716
Convertible Bonds & Notes
Industrials	0	321	0	321
Municipal Bonds & Notes
New York	0	235	0	235
U.S. Government Agencies	0	0	232	232
U.S. Treasury Obligations	0	34,215	0	34,215
Non-Agency Mortgage-Backed Securities	0	22,889	0	22,889
Asset-Backed Securities	0	24,379	0	24,379
Sovereign Issues	0	2,156	0	2,156
Common Stocks
Consumer Discretionary	489	0	0	489
Warrants
Utilities	49	0	0	49
Short-Term Instruments
Repurchase Agreements	0	6,238	0	6,238
Argentina Treasury Bills	0	883	0	883
	$538	$299,566	$9,209	$309,313

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,963	$0	$0	$80,963

Total Investments	$81,501	$299,566	$9,209	$390,276

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(3,078)	$0	$(3,078)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	283	76	0	359
Over the counter	0	1,373	0	1,373
	$283	$1,449	$0	$1,732

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	(369)	0	(476)
Over the counter	0	(1,416)	0	(1,416)

	$(107)	$(1,785)	$0	$(1,892)

Total Financial Derivative Instruments	$176	$(336)	$0	$(160)

Totals	$81,677	$296,152	$9,209	$387,038

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,889	$4,851	$(1,546)	$2	$(9)	$(264)	$0	$(854)	$6,069	$(245)
Corporate Bonds & Notes
Banking & Finance	7,360	0	(4,200)	10	36	(298)	0	0	2,908	(346)
U.S. Government Agencies	234	0	(4)	4	1	(3)	0	0	232	(3)

Totals	$11,483	$4,851	$(5,750)	$16	$28	$(565)	$0	$(854)	$9,209	$(594)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$4,613	Third Party Vendor	Broker Quote	91.500 - 99.500
	1,456	Proxy Pricing	Base Price	99.300
Corporate Bonds & Notes
Banking & Finance	2,908	Reference Instrument	Option Adjusted Spread	625.508 bps
U.S. Government Agencies	232	Proxy Pricing	Base Price	59.688

Total	$9,209

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Aleris International, Inc.
7.245% (LIBOR03M + 4.750%) due 02/27/2023 ~		$2,438	$2,421
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,425	1,343
Altra Industrial Motion Corp.
4.522% (LIBOR03M + 2.000%) due 10/01/2025 ~		266	254
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025 ~	EUR	734	831
Asurion LLC
5.522% (LIBOR03M + 3.000%) due 11/03/2024 ~		$229	219
9.022% (LIBOR03M + 6.500%) due 08/04/2025 ~		80	79
Avaya, Inc.
6.694% - 6.705% (LIBOR03M + 4.250%) due 12/15/2024 ~		396	384
Avolon Holdings Ltd.
4.470% due 01/15/2025		185	178
B.C. Unlimited Liability Co.
4.772% (LIBOR03M + 2.250%) due 02/16/2024 ~		98	94
Beacon Roofing Supply, Inc.
4.682% (LIBOR03M + 2.250%) due 01/02/2025 ~		99	95
Caesars Entertainment Operating Co.
4.522% (LIBOR03M + 2.000%) due 10/06/2024 ~		396	378
Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,089	1,045
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		2,970	2,782
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		5,849	5,624
CityCenter Holdings LLC
4.772% (LIBOR03M + 2.250%) due 04/18/2024 ~		394	375
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		1,580	1,518
Core & Main LP
5.707% - 5.738% (LIBOR03M + 3.000%) due 08/01/2024 ~		194	188
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~		77	77
CSC Holdings LLC
4.955% (LIBOR03M + 2.500%) due 01/25/2026 ~		199	191
Dell International LLC
4.530% due 09/07/2023		100	96
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~		200	195
Diamond (BC) BV
5.527% (LIBOR03M + 3.000%) due 09/06/2024 ~		297	275
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,466	1,371
Energizer Holdings, Inc.
TBD% due 06/20/2025 «		200	194
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,300	1,217
Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	1,700	1,917
6.272% (LIBOR03M + 3.750%) due 10/01/2025 ~		$4,050	3,799
Flying Fortress, Inc.
4.553% (LIBOR03M + 1.750%) due 10/30/2022 ~		100	98
Forest City Enterprises LP
6.383% (LIBOR03M + 4.000%) due 12/07/2025 «~		330	323
FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~		160	154
Gardner Denver, Inc.
5.272% (LIBOR03M + 2.750%) due 07/30/2024 ~		3,718	3,605
Gates Global LLC
5.272% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,925	1,835
Global Medical Response, Inc.
6.754% (LIBOR03M + 4.250%) due 03/14/2025 ~		297	280
Golden Entertainment, Inc.
5.530% (LIBOR03M + 3.000%) due 10/21/2024 «~		396	379
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~		2,639	2,547
Ineos Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	4,962	5,573
Intelsat Jackson Holdings S.A.
6.256% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,771	3,668

Kinetic Concepts, Inc.
6.053% (LIBOR03M + 3.250%) due 02/02/2024 ~		296	285
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	339
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~		$3,166	3,029
Lightstone Generation LLC
6.272% (LIBOR03M + 3.750%) due 01/30/2024 ~		1,788	1,701
MA FinanceCo. LLC
5.022% (LIBOR03M + 2.500%) due 06/21/2024 ~		111	104
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~		155	151
McAfee LLC
6.272% (LIBOR03M + 3.750%) due 10/31/2024 ~		293	286
MH Sub LLC
6.254% (LIBOR03M + 3.750%) due 09/13/2024 ~		3,980	3,801
Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		750	738
Multi Color Corp.
4.522% (LIBOR03M + 2.000%) due 10/31/2024 «~		99	94
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		437	400
Nielsen Finance LLC
4.387% (LIBOR03M + 2.000%) due 10/04/2023 ~		560	544
Parexel International Corp.
5.272% (LIBOR03M + 2.750%) due 09/27/2024 ~		356	324
Post Holdings, Inc.
4.510% (LIBOR03M + 2.000%) due 05/24/2024 ~		202	196
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~		7,500	7,437
RPI Finance Trust
4.522% (LIBOR03M + 2.000%) due 03/27/2023 ~		517	502
Seattle Spinco, Inc.
5.022% (LIBOR03M + 2.500%) due 06/21/2024 ~		772	722
Sprint Communications, Inc.
5.063% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,345	13,735
Starfruit Finco B.V
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	800	906
5.599% (LIBOR03M + 3.250%) due 10/01/2025 «~		$1,160	1,090
State Of Qatar
3.603% (LIBOR03M + 0.800%) due 12/21/2020 «~		18,500	18,407
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,545
TerraForm Power Operating LLC
4.522% (LIBOR03M + 2.000%) due 11/08/2022 «~		99	96
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~		5,785	5,711
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,300	2,295
Tronox Blocked Borrower LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		30	29
Tronox Finance LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		69	67
Unitymedia Finance LLC
4.705% (LIBOR03M + 2.250%) due 09/30/2025 ~		7,100	6,871
4.705% (LIBOR03M + 2.250%) due 01/15/2026 ~		200	194
UPC Financing Partnership
4.955% (LIBOR03M + 2.500%) due 01/15/2026 ~		806	769
Valeant Pharmaceuticals International, Inc.
5.129% (LIBOR03M + 2.750%) due 11/27/2025 ~		30	28
5.379% (LIBOR03M + 3.000%) due 06/02/2025 ~		2,287	2,196
Verifone Systems, Inc.
6.645% (LIBOR03M + 4.000%) due 08/20/2025 ~		500	485
VFH Parent LLC
5.554% (LIBOR03M + 2.750%) due 12/30/2021 «~		70	70
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		585	582

Total Loan Participations and Assignments (Cost $124,730)			121,331

CORPORATE BONDS & NOTES 39.9%
BANKING & FINANCE 18.2%
ABN AMRO Bank NV
2.450% due 06/04/2020		200	198
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		1,670	1,669
AerCap Ireland Capital DAC
3.650% due 07/21/2027		12,680	11,009
3.750% due 05/15/2019		2,740	2,740
4.625% due 10/30/2020		3,955	3,984
5.000% due 10/01/2021		1,300	1,321
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~		400	180

Air Lease Corp.
2.500% due 03/01/2021		30	29
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	148
Ally Financial, Inc.
3.500% due 01/27/2019		$2,489	2,489
3.750% due 11/18/2019		880	879
4.125% due 03/30/2020		4,840	4,801
4.250% due 04/15/2021		570	562
7.500% due 09/15/2020		300	312
8.000% due 03/15/2020		190	197
8.000% due 11/01/2031		7,118	7,936
Ambac LSNI LLC
7.803% due 02/12/2023 •		3,644	3,662
American Homes 4 Rent LP
4.250% due 02/15/2028		790	765
American International Group, Inc.
5.750% due 04/01/2048 •		700	611
6.250% due 05/01/2036		5,600	6,118
American Tower Corp.
3.300% due 02/15/2021		100	99
3.375% due 10/15/2026		250	233
Athene Holding Ltd.
4.125% due 01/12/2028		400	364
Axis Bank Ltd.
3.250% due 05/21/2020		300	296
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	400	456
8.875% due 04/14/2021 •(g)		200	249
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$4,500	4,488
5.500% due 01/31/2023		500	487
Banco do Brasil S.A.
4.875% due 04/19/2023		5,500	5,424
9.000% due 06/18/2024 •(g)		1,204	1,229
Bank of America Corp.
3.541% (US0003M + 0.790%) due 03/05/2024 ~		140	136
3.705% due 04/24/2028 •		8,900	8,551
Bank of Ireland
7.375% due 06/18/2020 •(g)	EUR	4,000	4,793
Banque PSA Finance S.A.
5.750% due 04/04/2021		$1,447	1,499
Barclays Bank PLC
7.625% due 11/21/2022 (h)		18,617	19,327
14.000% due 06/15/2019 •(g)	GBP	5,400	7,218
Barclays PLC
2.375% due 10/06/2023 •		100	124
3.250% due 02/12/2027		300	368
3.250% due 01/17/2033		900	1,014
6.500% due 09/15/2019 •(g)	EUR	3,900	4,366
7.000% due 09/15/2019 •(g)	GBP	400	500
7.750% due 09/15/2023 •(g)(h)		$3,300	3,183
8.000% due 12/15/2020 •(g)	EUR	1,200	1,460
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$1,800	1,812
6.500% due 03/20/2021		10,460	10,539
BNP Paribas S.A.
3.375% due 01/09/2025		1,000	943
4.400% due 08/14/2028		1,200	1,174
7.000% due 08/16/2028 •(g)(h)		400	381
BOC Aviation Ltd.
2.375% due 09/15/2021		200	193
2.750% due 09/18/2022		1,600	1,541
Brighthouse Financial, Inc.
3.700% due 06/22/2027		500	423
4.700% due 06/22/2047		514	384
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(g)		400	366
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		925	922
Brookfield Finance, Inc.
3.900% due 01/25/2028		400	379
4.700% due 09/20/2047		600	555
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	12,459
Charles Schwab Corp.
5.000% due 12/01/2027 •(g)		4,000	3,366
CIT Group, Inc.
4.125% due 03/09/2021		240	237
5.000% due 08/15/2022		9,412	9,306
5.000% due 08/01/2023		8,895	8,739
Citigroup, Inc.
3.142% due 01/24/2023 •		300	295
3.450% (US0003M + 0.960%) due 04/25/2022 ~		400	395
4.168% (US0003M + 1.430%) due 09/01/2023 ~		600	601

CNO Financial Group, Inc.
4.500% due 05/30/2020		1,013	1,005
5.250% due 05/30/2025		687	657
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	900	1,273
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	300	353
11.000% due 06/30/2019 •(g)		$6,814	7,061
Credit Agricole S.A.
3.750% due 04/24/2023		250	245
7.500% due 06/23/2026 •(g)	GBP	200	265
8.375% due 10/13/2019 •(g)		$6,430	6,607
Credit Suisse AG
6.500% due 08/08/2023 (h)		11,600	12,129
Credit Suisse Group AG
2.997% due 12/14/2023 •		500	476
3.869% due 01/12/2029 •		500	466
4.016% (US0003M + 1.240%) due 06/12/2024 ~		600	591
4.207% due 06/12/2024 •		1,000	998
7.250% due 09/12/2025 •(g)(h)		500	473
7.500% due 07/17/2023 •(g)(h)		690	674
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	246
Crown Castle International Corp.
3.200% due 09/01/2024		334	317
3.650% due 09/01/2027		1,464	1,360
4.000% due 03/01/2027		199	191
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	199
CyrusOne LP
5.000% due 03/15/2024		60	59
Deutsche Bank AG
4.250% due 10/14/2021		24,800	24,263
4.528% (US0003M + 1.910%) due 05/10/2019 ~		140	140
Discover Bank
3.350% due 02/06/2023		300	292
4.650% due 09/13/2028		1,100	1,074
Doctors Co.
6.500% due 10/15/2023		10,425	11,263
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		9,634	10,009
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	134
3.800% due 08/24/2027		2,906	2,750
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	9,032	9,753
Equinix, Inc.
2.875% due 02/01/2026		2,000	2,178
ERP Operating LP
3.250% due 08/01/2027		$138	132
4.000% due 08/01/2047		78	73
Erste Group Bank AG
8.875% due 10/15/2021 •(g)	EUR	1,400	1,801
Fastighets AB Balder
1.125% due 03/14/2022		200	227
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$1,774	1,663
6.750% due 03/15/2022		1,940	1,952
Freedom Mortgage Corp.
8.125% due 11/15/2024		1,937	1,671
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		1,000	844
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	100	129
5.875% due 11/04/2020		10	13
General Motors Financial Co., Inc.
2.400% due 05/09/2019		$100	100
3.258% (US0003M + 0.850%) due 04/09/2021 ~		75	73
4.113% (US0003M + 1.310%) due 06/30/2022 ~		100	97
GLP Capital LP
5.250% due 06/01/2025		1,002	997
5.750% due 06/01/2028		730	740
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		5,000	4,858
3.487% (US0003M + 1.000%) due 07/24/2023 ~		100	97
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,100	1,050
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		800	802
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	553
Howard Hughes Corp.
5.375% due 03/15/2025		965	912
HSBC Holdings PLC
3.262% due 03/13/2023 •		1,130	1,106
3.426% (US0003M + 0.650%) due 09/11/2021 ~		3,400	3,356

4.041% due 03/13/2028 •		1,020	977
4.156% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,676
4.292% due 09/12/2026 •		1,000	988
4.583% due 06/19/2029 •		400	397
5.875% due 09/28/2026 •(g)	GBP	2,500	3,056
6.000% due 09/29/2023 •(g)	EUR	2,600	3,160
6.250% due 03/23/2023 •(g)(h)		$1,200	1,126
6.500% due 03/23/2028 •(g)(h)		2,000	1,820
Hudson Pacific Properties LP
3.950% due 11/01/2027		200	186
Industrial & Commercial Bank of China Ltd.
3.341% (US0003M + 0.750%) due 11/08/2020 ~		1,000	998
3.538% due 11/08/2027		400	383
International Lease Finance Corp.
4.625% due 04/15/2021		150	151
5.875% due 04/01/2019		6,490	6,517
6.250% due 05/15/2019		300	303
8.250% due 12/15/2020		980	1,055
8.625% due 01/15/2022		500	556
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	13,051
iStar, Inc.
5.000% due 07/01/2019		2,038	2,033
Jefferies Finance LLC
6.875% due 04/15/2022		2,400	2,346
7.250% due 08/15/2024		5,330	4,957
7.375% due 04/01/2020		2,840	2,844
7.500% due 04/15/2021		225	226
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		722	706
3.509% due 01/23/2029 •		10,000	9,482
3.797% due 07/23/2024 •		1,990	1,995
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		800	797
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	23,238	1,388
Kennedy Wilson Europe Real Estate Ltd.
3.950% due 06/30/2022	GBP	200	254
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$861	809
KSA Sukuk Ltd.
2.894% due 04/20/2022		4,600	4,488
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	299
Life Storage LP
3.875% due 12/15/2027		$100	95
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		200	200
Lloyds Bank PLC
2.400% due 03/17/2020		200	197
7.500% due 04/02/2032 Ø		3,200	2,572
12.000% due 12/16/2024 •(g)		4,800	5,638
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	100	122
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$1,410	1,397
4.050% due 08/16/2023		1,700	1,681
4.375% due 03/22/2028		200	190
4.450% due 05/08/2025		300	298
4.550% due 08/16/2028		1,000	963
6.375% due 06/27/2020 •(g)	EUR	400	454
7.000% due 06/27/2019 •(g)	GBP	3,025	3,865
7.500% due 09/27/2025 •(g)(h)		$2,400	2,322
7.625% due 06/27/2023 •(g)	GBP	1,200	1,577
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$754	754
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		1,646	1,637
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		200	199
Mizuho Bank Ltd.
2.400% due 03/26/2020		200	198
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~		3,300	3,264
MUFG Bank Ltd.
2.350% due 09/08/2019		200	199
Nationwide Building Society
2.350% due 01/21/2020		200	198
3.766% due 03/08/2024 •		800	771
4.363% due 08/01/2024 •		1,700	1,667
6.875% due 06/20/2019 •(g)	GBP	500	644
Navient Corp.
4.875% due 06/17/2019		$1,428	1,424
5.000% due 10/26/2020		100	96
5.875% due 03/25/2021		4,975	4,782
6.625% due 07/26/2021		1,340	1,296
8.000% due 03/25/2020		18,645	18,992

Newmark Group, Inc.
6.125% due 11/15/2023		400	394
Nordea Bank Abp
4.875% due 01/27/2020		100	102
Oman Sovereign Sukuk SAOC
5.932% due 10/31/2025		1,200	1,146
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	691
4.950% due 04/01/2024		1,900	1,933
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		440	438
Physicians Realty LP
4.300% due 03/15/2027		3,000	2,920
Prologis LP
2.250% due 06/30/2029	GBP	300	359
Quicken Loans, Inc.
5.250% due 01/15/2028		$5,355	4,759
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,188
3.498% due 05/15/2023 •		$1,858	1,788
4.086% (US0003M + 1.470%) due 05/15/2023 ~		2,578	2,502
7.648% due 09/30/2031 •(g)		1,750	2,163
8.000% due 08/10/2025 •(g)(h)		6,870	6,870
8.625% due 08/15/2021 •(g)(h)		5,500	5,706
Santander Holdings USA, Inc.
3.400% due 01/18/2023		300	289
3.700% due 03/28/2022		5,000	4,914
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	500	614
3.373% due 01/05/2024 •		$200	190
3.823% due 11/03/2028 •		200	181
6.750% due 06/24/2024 •(g)	GBP	200	251
7.375% due 06/24/2022 •(g)		4,050	5,196
Santander UK PLC
3.358% (US0003M + 0.620%) due 06/01/2021 ~		$500	495
3.400% due 06/01/2021		1,500	1,493
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	4,900	5,642
4.150% due 03/06/2019 (i)		$800	800
5.717% due 06/16/2021		14,050	14,283
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,432
SLM Corp.
5.125% due 04/05/2022		620	603
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		200	201
Societe Generale S.A.
6.750% due 04/06/2028 •(g)(h)		3,100	2,640
Springleaf Finance Corp.
5.250% due 12/15/2019		5,130	5,155
5.625% due 03/15/2023		4,000	3,700
6.000% due 06/01/2020		200	201
6.125% due 05/15/2022		3,801	3,705
6.875% due 03/15/2025		420	377
7.125% due 03/15/2026		1,520	1,359
7.750% due 10/01/2021		1,490	1,501
8.250% due 12/15/2020		1,365	1,416
8.250% due 10/01/2023		162	167
Starwood Property Trust, Inc.
5.000% due 12/15/2021		92	91
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	3,047	3,788
Suzano Austria GmbH
7.000% due 03/16/2047		$1,800	1,851
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	97	133
5.801% due 10/13/2040		205	298
6.052% due 10/13/2039		7,800	11,483
UBS AG
5.125% due 05/15/2024		$200	200
7.625% due 08/17/2022 (h)		19,500	20,816
UniCredit SpA
7.830% due 12/04/2023		1,950	2,042
Vantiv LLC
4.375% due 11/15/2025		200	184
VEREIT Operating Partnership LP
3.950% due 08/15/2027		198	184
Washington Prime Group LP
5.950% due 08/15/2024		2,580	2,266
Wells Fargo & Co.
3.000% due 04/22/2026		60	56
Wells Fargo Bank N.A.
3.550% due 08/14/2023		1,500	1,495
Welltower, Inc.
3.950% due 09/01/2023		245	246
4.250% due 04/15/2028		325	323

Weyerhaeuser Co.
6.950% due 10/01/2027		433	509

			569,676

INDUSTRIALS 16.5%
Aeropuerto Internacional de Tocumen S.A.
6.000% due 11/18/2048		1,000	996
Air Canada Pass-Through Trust
3.600% due 09/15/2028		648	624
Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	450
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	472
3.550% due 10/01/2027		600	559
Allergan Sales LLC
5.000% due 12/15/2021		50	51
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	3,250	3,717
ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	14,172
Altice Financing S.A.
7.500% due 05/15/2026		9,000	8,235
Altice France S.A.
5.625% due 05/15/2024	EUR	400	463
6.250% due 05/15/2024		$8,200	7,677
7.375% due 05/01/2026		10,950	10,074
8.125% due 02/01/2027		700	661
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	17,475	18,711
7.750% due 05/15/2022		$1,775	1,622
Amazon.com, Inc.
2.800% due 08/22/2024		260	253
3.150% due 08/22/2027		740	715
3.875% due 08/22/2037		780	760
4.050% due 08/22/2047		1,710	1,678
4.250% due 08/22/2057		880	859
American Airlines Pass-Through Trust
3.350% due 04/15/2031		243	230
3.600% due 04/15/2031		175	167
3.650% due 02/15/2029		277	274
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026		88	84
Andeavor Logistics LP
3.500% due 12/01/2022		200	194
4.250% due 12/01/2027		100	95
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	466
4.600% due 04/15/2048		440	397
4.750% due 04/15/2058		720	630
Arrow Electronics, Inc.
3.250% due 09/08/2024		300	280
Ashtead Capital, Inc.
5.250% due 08/01/2026		300	291
AutoNation, Inc.
3.350% due 01/15/2021		130	129
5.500% due 02/01/2020		80	82
Avon Products, Inc.
6.600% due 03/15/2020		84	84
BAT Capital Corp.
2.764% due 08/15/2022		430	407
3.204% due 08/14/2020 •		430	426
3.222% due 08/15/2024		1,724	1,590
3.496% (US0003M + 0.880%) due 08/15/2022 ~		430	422
3.557% due 08/15/2027		1,074	956
4.390% due 08/15/2037		770	633
4.540% due 08/15/2047		766	613
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	2,300	2,498
5.500% due 11/01/2025		$500	468
6.500% due 03/15/2022		450	454
7.000% due 03/15/2024		867	878
9.000% due 12/15/2025		400	400
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		500	494
3.500% due 06/25/2021		200	199
4.250% due 12/15/2025		700	683
4.375% due 12/15/2028		800	766
BC Unlimited Liability Co.
4.250% due 05/15/2024		1,056	975
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025		74	65
Boral Finance Pty. Ltd.
3.750% due 05/01/2028		100	93

Boyd Gaming Corp.
6.000% due 08/15/2026	170	160
Braskem America Finance Co.
7.125% due 07/22/2041	600	654
Braskem Finance Ltd.
5.750% due 04/15/2021	200	206
Braskem Netherlands Finance BV
3.500% due 01/10/2023	1,200	1,142
4.500% due 01/10/2028	5,000	4,640
Broadcom Corp.
3.000% due 01/15/2022	974	937
3.625% due 01/15/2024	65	62
3.875% due 01/15/2027	329	296
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	200	201
Charter Communications Operating LLC
3.579% due 07/23/2020	288	288
4.191% (US0003M + 1.650%) due 02/01/2024 ~	3,604	3,546
4.908% due 07/23/2025	4,200	4,180
5.375% due 04/01/2038	400	374
5.375% due 05/01/2047	100	91
6.484% due 10/23/2045	1,000	1,035
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	3,900	3,890
7.000% due 06/30/2024	100	106
Cimarex Energy Co.
3.900% due 05/15/2027	238	221
CNPC General Capital Ltd.
2.700% due 11/25/2019	200	199
CommScope Technologies LLC
5.000% due 03/15/2027	12	10
Community Health Systems, Inc.
6.250% due 03/31/2023	817	746
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	157	157
3.800% due 10/22/2021	235	235
4.300% due 05/01/2024	628	625
Constellation Brands, Inc.
4.100% due 02/15/2048	880	746
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)	1,207	501
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020	190	190
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)	2,700	1
9.250% due 06/30/2020 ^(c)	14,300	4
CSC Holdings LLC
5.375% due 02/01/2028	500	461
8.625% due 02/15/2019	5,300	5,326
CSN Resources S.A.
6.500% due 07/21/2020	217	210
CVS Health Corp.
4.100% due 03/25/2025	1,400	1,390
4.300% due 03/25/2028	1,900	1,864
4.780% due 03/25/2038	430	414
5.050% due 03/25/2048	400	391
CVS Pass-Through Trust
5.773% due 01/10/2033	309	325
5.926% due 01/10/2034	32	35
6.036% due 12/10/2028	92	98
6.943% due 01/10/2030	8,255	9,180
7.507% due 01/10/2032	5,692	6,587
8.353% due 07/10/2031	1,224	1,481
D.R. Horton, Inc.
4.000% due 02/15/2020	10	10
DAE Funding LLC
4.000% due 08/01/2020	19,306	18,872
5.250% due 11/15/2021	4,214	4,156
5.750% due 11/15/2023	1,885	1,871
Dell International LLC
6.020% due 06/15/2026	3,000	3,019
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	32	33
7.750% due 06/17/2021	207	214
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (k)	7,677	6,410
Diamond Resorts International, Inc.
7.750% due 09/01/2023	3,072	2,961
10.750% due 09/01/2024	3,000	2,707
DISH DBS Corp.
7.875% due 09/01/2019	7,650	7,824
Dolphin Energy Ltd. LLC
5.888% due 06/15/2019	9	9
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~	1,730	1,726

DP World Ltd.
2.375% due 09/25/2026	EUR	1,100	1,243
4.250% due 09/25/2030	GBP	500	631
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		$1,600	1,608
DXC Technology Co.
4.250% due 04/15/2024		247	243
Eagle Intermediate Global Holding BV
5.375% due 05/01/2023	EUR	200	212
7.500% due 05/01/2025		$300	282
Ecopetrol S.A.
7.375% due 09/18/2043		600	663
Edwards Lifesciences Corp.
4.300% due 06/15/2028		321	325
Elanco Animal Health, Inc.
4.900% due 08/28/2028		540	551
EMC Corp.
2.650% due 06/01/2020		1,715	1,647
3.375% due 06/01/2023		3,000	2,605
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026		253	233
Energy Transfer Operating LP
6.125% due 12/15/2045		1,500	1,473
Energy Ventures Gom LLC
11.000% due 02/15/2023		1,002	1,077
Ensco PLC
5.200% due 03/15/2025		5,330	3,571
5.750% due 10/01/2044		430	242
7.750% due 02/01/2026		100	75
Entegris, Inc.
4.625% due 02/10/2026		200	185
EQT Corp.
3.000% due 10/01/2022		300	285
3.900% due 10/01/2027		500	432
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		415	410
3.600% due 08/15/2021		170	170
Fair Isaac Corp.
5.250% due 05/15/2026		170	165
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023		805	797
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		500	495
General Electric Co.
5.000% due 01/21/2021 •(g)		1,298	995
Gerdau Trade, Inc.
4.875% due 10/24/2027		1,500	1,431
goeasy Ltd.
7.875% due 11/01/2022		890	903
Hanesbrands, Inc.
4.875% due 05/15/2026		3,000	2,719
HCA, Inc.
4.250% due 10/15/2019		100	100
4.500% due 02/15/2027		3,360	3,184
4.750% due 05/01/2023		2,100	2,074
5.375% due 09/01/2026		1,100	1,072
5.500% due 06/15/2047		529	503
5.625% due 09/01/2028		1,990	1,925
6.500% due 02/15/2020		1,000	1,027
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		4,400	4,235
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	909
4.875% due 04/01/2027		532	501
Hyundai Capital America
3.601% due 09/18/2020 •		1,100	1,096
iHeartCommunications, Inc.
9.000% due 09/15/2022 ^(c)		8,900	5,963
IHS Markit Ltd.
4.000% due 03/01/2026		300	280
4.750% due 02/15/2025		1,655	1,632
4.750% due 08/01/2028		150	147
5.000% due 11/01/2022		2,106	2,138
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023		1,000	1,019
6.530% due 11/15/2028		300	315
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,118
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		$215	186
Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024		4,655	4,539
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		200	200
3.750% due 10/01/2021		200	201

IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	451
Jeld-Wen, Inc.
4.625% due 12/15/2025		$100	88
4.875% due 12/15/2027		100	85
KazMunayGas National Co. JSC
4.400% due 04/30/2023		5,000	4,937
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	12,143
7.800% due 08/01/2031		2,300	2,768
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		3,773	3,633
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		385	373
Marvell Technology Group Ltd.
4.200% due 06/22/2023		331	330
4.875% due 06/22/2028		333	325
Matador Resources Co.
5.875% due 09/15/2026		150	138
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	829
Metinvest BV
7.750% due 04/23/2023		700	639
8.500% due 04/23/2026		3,000	2,712
MGM Resorts International
5.250% due 03/31/2020		5,000	5,025
6.625% due 12/15/2021		90	92
6.750% due 10/01/2020		148	152
7.750% due 03/15/2022		300	320
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,364
MPLX LP
3.375% due 03/15/2023		$80	78
4.900% due 04/15/2058		80	67
Mylan, Inc.
3.125% due 01/15/2023		540	507
Nabors Industries, Inc.
5.000% due 09/15/2020		350	338
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,900	5,453
5.875% due 11/15/2028		$3,800	3,712
New Albertson’s LP
6.570% due 02/23/2028		800	492
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	64
5.500% due 10/01/2021		12,300	12,208
Noble Holding International Ltd.
7.875% due 02/01/2026		900	771
8.950% due 04/01/2045		2,190	1,675
Nokia Oyj
4.375% due 06/12/2027		90	84
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «		154	153
NXP BV
4.625% due 06/01/2023		1,800	1,768
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (f)(g)		1,242	22
0.000% due 01/31/2019 (f)(g)		1,955	35
Olin Corp.
5.000% due 02/01/2030		200	176
ONGC Videsh Ltd.
3.250% due 07/15/2019		200	200
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		200	204
Oracle Corp.
2.625% due 02/15/2023		3,000	2,929
3.250% due 11/15/2027		1,000	966
3.800% due 11/15/2037		600	563
4.000% due 11/15/2047		3,000	2,803
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,788
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,313	1,267
5.250% due 08/15/2022		4,814	4,676
Party City Holdings, Inc.
6.625% due 08/01/2026		250	228
Patterson-UTI Energy, Inc.
3.950% due 02/01/2028		100	92
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		1,300	1,278
Pelabuhan Indonesia PT
5.375% due 05/05/2045		2,000	1,787
Pertamina Persero PT
6.500% due 11/07/2048		2,000	2,110
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		11,221	1,682
5.500% due 04/12/2037 ^(c)		47,485	7,360

Petroleos Mexicanos
6.350% due 02/12/2048		4,184	3,354
6.375% due 02/04/2021		6,090	6,172
6.375% due 01/23/2045		8,800	7,117
6.625% due 06/15/2035		4,210	3,696
6.625% due 06/15/2038		1,400	1,204
6.750% due 09/21/2047		7,321	6,072
Petronas Capital Ltd.
5.250% due 08/12/2019		500	507
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		400	364
Post Holdings, Inc.
5.625% due 01/15/2028		200	185
Qorvo, Inc.
5.500% due 07/15/2026		3,329	3,188
QVC, Inc.
4.450% due 02/15/2025		100	92
5.950% due 03/15/2043		4,800	4,323
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,490
6.332% due 09/30/2027		500	552
6.750% due 09/30/2019		300	306
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,700	1,905
6.250% due 05/15/2026		$1,072	1,036
6.875% due 11/15/2026	EUR	980	1,040
8.250% due 11/15/2026		$2,702	2,476
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,025	18,003
6.875% due 02/15/2021		520	520
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,203
Rowan Cos., Inc.
5.400% due 12/01/2042		820	488
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		3,400	3,567
salesforce.com, Inc.
3.250% due 04/11/2023		250	251
3.700% due 04/11/2028		310	312
Sands China Ltd.
4.600% due 08/08/2023		1,300	1,295
5.125% due 08/08/2025		1,600	1,587
5.400% due 08/08/2028		3,600	3,485
SASOL Financing USA LLC
5.875% due 03/27/2024		4,200	4,196
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,173
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	100
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		100	86
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	122
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~		1,880	1,877
Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	37
6.582% due 03/28/2025		90	116
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$206	204
4.738% due 09/20/2029		1,000	984
5.152% due 09/20/2029		2,200	2,167
Standard Industries, Inc.
4.750% due 01/15/2028		1,200	1,012
Starfruit Finco BV
6.500% due 10/01/2026	EUR	1,500	1,596
8.000% due 10/01/2026		$300	278
Stars Group Holdings BV
7.000% due 07/15/2026		850	829
Stevens Holding Co., Inc.
6.125% due 10/01/2026		240	238
Symantec Corp.
5.000% due 04/15/2025		185	173
Syngenta Finance NV
3.698% due 04/24/2020		200	199
T-Mobile USA, Inc.
4.500% due 02/01/2026		100	92
4.750% due 02/01/2028		2,092	1,901
Tech Data Corp.
3.700% due 02/15/2022		114	112
4.950% due 02/15/2027		594	559
Teleflex, Inc.
4.625% due 11/15/2027		200	186
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	292
3.595% due 01/19/2028		1,000	941
3.925% due 01/19/2038		200	179

Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		50	49
Time Warner Cable LLC
5.000% due 02/01/2020		200	203
Toll Brothers Finance Corp.
4.875% due 03/15/2027		920	837
Transocean Guardian Ltd.
5.875% due 01/15/2024		6,976	6,714
Transocean Pontus Ltd.
6.125% due 08/01/2025		2,963	2,874
Transocean, Inc.
6.800% due 03/15/2038		2,697	1,807
9.000% due 07/15/2023		3,450	3,446
United Group BV
4.375% due 07/01/2022	EUR	400	456
4.875% due 07/01/2024		400	451
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		$430	429
3.350% due 08/16/2021		182	182
3.650% due 08/16/2023		1,770	1,765
3.950% due 08/16/2025		260	258
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	3,220	3,517
ViaSat, Inc.
5.625% due 09/15/2025		$400	370
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,400	2,905
5.500% due 01/15/2025		5,310	6,746
VMware, Inc.
2.300% due 08/21/2020		$390	382
2.950% due 08/21/2022		330	315
3.900% due 08/21/2027		280	249
VOC Escrow Ltd.
5.000% due 02/15/2028		540	501
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~		2,000	1,987
3.558% (US0003M + 0.940%) due 11/12/2021 ~		1,560	1,545
3.875% due 11/13/2020		1,000	1,005
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		536	534
Warner Media LLC
3.800% due 02/15/2027		479	450
WellCare Health Plans, Inc.
5.375% due 08/15/2026		3,735	3,614
West Street Merger Sub, Inc.
6.375% due 09/01/2025		480	427
Western Digital Corp.
4.750% due 02/15/2026		1,500	1,307
Wind Tre SpA
2.625% due 01/20/2023	EUR	3,100	3,217
2.750% due 01/20/2024 •		1,500	1,542
3.125% due 01/20/2025		1,600	1,638
5.000% due 01/20/2026		$3,000	2,486
WRKCo, Inc.
3.750% due 03/15/2025		357	351
4.000% due 03/15/2028		432	411
Wyndham Destinations, Inc.
5.400% due 04/01/2024		8,286	7,934
5.750% due 04/01/2027		188	173
Wynn Las Vegas LLC
5.500% due 03/01/2025		900	841
Yara International ASA
4.750% due 06/01/2028		910	909
Yellowstone Energy LP
5.750% due 12/31/2026 «		2,996	3,185

			518,612

UTILITIES 5.2%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,202	4,190
3.488% (US0003M + 0.750%) due 06/01/2021 ~		4,703	4,674
3.504% (US0003M + 0.890%) due 02/15/2023 ~		476	468
3.956% (US0003M + 1.180%) due 06/12/2024 ~		4,286	4,160
4.900% due 08/15/2037		1,628	1,524
5.150% due 02/15/2050		2,438	2,270
5.300% due 08/15/2058		3,726	3,471
Avangrid, Inc.
3.150% due 12/01/2024		300	290
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	307
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,900

CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	203
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	96
3.700% due 12/01/2047		100	91
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		2,000	1,991
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		20	21
Enable Midstream Partners LP
2.400% due 05/15/2019		50	50
Endeavor Energy Resources LP
5.500% due 01/30/2026		200	206
Entergy Corp.
2.950% due 09/01/2026		80	74
EP Energy LLC
7.750% due 05/15/2026		278	247
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		2,600	2,511
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	13,471
6.000% due 11/27/2023		400	414
Gazprom OAO Via Gaz Capital S.A.
3.389% due 03/20/2020	EUR	6,600	7,831
6.510% due 03/07/2022		$10,000	10,468
8.625% due 04/28/2034		5,500	6,820
9.250% due 04/23/2019		200	203
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		780	760
Majapahit Holding BV
7.750% due 01/20/2020		100	104
8.000% due 08/07/2019		200	206
NGPL PipeCo LLC
4.875% due 08/15/2027		1,417	1,341
7.768% due 12/15/2037		439	503
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		2,935	2,833
ONEOK, Inc.
7.500% due 09/01/2023		1,308	1,488
Pacific Gas & Electric Co.
3.500% due 10/01/2020		30	29
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		235	263
Perusahaan Listrik Negara PT
6.250% due 01/25/2049		2,000	2,036
Petrobras Global Finance BV
5.299% due 01/27/2025		16,462	15,762
5.999% due 01/27/2028		24,219	22,863
6.125% due 01/17/2022		738	759
6.250% due 12/14/2026	GBP	100	132
7.375% due 01/17/2027		$3,438	3,539
8.750% due 05/23/2026		1,748	1,964
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		309	313
Rio Oil Finance Trust
8.200% due 04/06/2028		1,400	1,470
9.250% due 07/06/2024		11,804	12,645
Southern California Edison Co.
6.650% due 04/01/2029		200	223
Sprint Capital Corp.
6.900% due 05/01/2019		1,594	1,608
Sprint Communications, Inc.
7.000% due 03/01/2020		1,125	1,156
7.000% due 08/15/2020 (k)		580	595
Sprint Corp.
7.250% due 09/15/2021		420	431
7.625% due 03/01/2026		1,440	1,426
Talos Production LLC
11.000% due 04/03/2022 (i)		11,930	11,498
Thaioil Treasury Center Co. Ltd.
5.375% due 11/20/2048		1,200	1,214
Transocean Phoenix Ltd.
7.750% due 10/15/2024		166	166
Verizon Communications, Inc.
2.625% due 08/15/2026		440	400
3.716% (US0003M + 1.100%) due 05/15/2025 ~		1,960	1,902
4.125% due 03/16/2027		630	632
5.250% due 03/16/2037		1,690	1,767
5.500% due 03/16/2047		960	1,026
Vodafone Group PLC
3.426% (US0003M + 0.990%) due 01/16/2024 ~		171	167
3.750% due 01/16/2024		339	334

5.250% due 05/30/2048	1,000	943

		163,449

Total Corporate Bonds & Notes (Cost $1,322,453)		1,251,737

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	328	408

Total Convertible Bonds & Notes (Cost $612)		408

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	159	167

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,285	3,339

Total Municipal Bonds & Notes (Cost $3,455)		3,506

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
2.144% due 09/25/2040 •(a)	867	70
2.905% due 10/18/2030 •	2	2
3.000% due 02/01/2047	1,810	1,768
3.294% due 09/25/2037 •(a)	1,053	122
3.500% due 11/01/2045 - 10/01/2048	40,259	40,289
5.000% due 11/01/2035	51	54
6.500% due 06/25/2028	51	54
6.850% due 12/18/2027	28	30
Fannie Mae, TBA
3.000% due 01/01/2049	36,000	35,132
3.500% due 01/01/2049 - 02/01/2049	118,000	117,994
Freddie Mac
2.955% due 09/15/2030 •	9	9
3.156% due 02/25/2045 •	10	10
3.357% due 10/25/2044 •	62	63
3.557% due 07/25/2044 •	105	109
4.041% due 05/01/2023 •	2	2
6.500% due 07/25/2043	6	7
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2023 ~	6	6
3.125% due 11/20/2026 - 11/20/2027 •	16	16
3.375% (H15T1Y + 1.500%) due 03/20/2026 ~	8	8
3.625% (H15T1Y + 1.500%) due 05/20/2026 ~	11	11
3.750% (H15T1Y + 1.500%) due 07/20/2026 ~	9	9
6.112% (H15T1Y + 1.500%) due 09/16/2042 ~	474	467
New Valley Generation
7.299% due 03/15/2019	77	78
Small Business Administration
4.340% due 03/01/2024	25	26
5.080% due 11/01/2022	43	44
5.130% due 09/01/2023	4	4
6.900% due 12/01/2020	14	14
7.190% due 12/01/2019	4	4

Total U.S. Government Agencies (Cost $193,126)		196,402

U.S. TREASURY OBLIGATIONS 23.5%
U.S. Treasury Bonds
3.625% due 02/15/2044	9,500	10,545
3.750% due 11/15/2043	1,500	1,697
U.S. Treasury Notes
1.125% due 08/31/2021 (m)	57,300	55,315
1.375% due 08/31/2023 (m)(o)	20,700	19,677
1.375% due 09/30/2023	36,800	34,939
1.500% due 02/28/2023	79,900	76,785
1.625% due 10/31/2023	36,000	34,560
1.875% due 01/31/2022	143,700	141,170
2.000% due 06/30/2024	42,600	41,436
2.000% due 08/15/2025 (m)	29,800	28,748
2.125% due 08/15/2021 (m)	141,000	139,735
2.125% due 02/29/2024	17,100	16,775
2.125% due 07/31/2024	34,200	33,466
2.125% due 09/30/2024	22,400	21,896
2.250% due 11/15/2024 (o)	16,300	16,026
2.250% due 12/31/2024	65,000	63,886

Total U.S. Treasury Obligations (Cost $746,796)		736,656

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
3.915% due 01/25/2036 ^~	202	190
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	279	257
2.716% due 10/25/2046 •	716	515
American Home Mortgage Investment Trust
4.635% due 12/25/2035 •	647	401
Banc of America Funding Trust
3.945% due 03/20/2036 ~	70	68
4.407% due 09/20/2035 ^~	89	82
5.500% due 01/25/2036	161	137
6.000% due 07/25/2037 ^	391	363
6.000% due 08/25/2037 ^	172	158
Banc of America Mortgage Trust
3.707% due 02/25/2036 ^~	24	22
4.368% due 06/25/2035 ~	213	201
4.449% due 11/20/2046 ^~	1,375	1,334
4.871% due 11/25/2034 ~	15	16
5.500% due 12/25/2020	62	62
6.000% due 10/25/2036 ^	162	154
Barclays UBS Trust
2.892% due 06/05/2030	12,800	12,601
Bear Stearns Adjustable Rate Mortgage Trust
4.035% due 02/25/2033 ~	3	3
4.088% due 02/25/2036 ^~	678	636
4.172% due 08/25/2035 ^~	889	824
4.337% due 02/25/2033 ~	3	3
4.343% due 01/25/2035 ~	17	17
4.452% due 01/25/2035 ~	445	441
4.689% due 01/25/2034 ~	10	10
4.835% due 01/25/2034 ~	2	2
Bear Stearns ALT-A Trust
2.846% due 08/25/2036 ^•	1,024	1,080
3.848% due 08/25/2036 ^~	352	287
3.939% due 11/25/2036 ^~	3,202	2,650
3.952% due 11/25/2036 ^~	179	159
4.018% due 03/25/2036 ^~	301	254
4.032% due 05/25/2035 ~	164	165
4.209% due 09/25/2035 ^~	646	537
4.463% due 11/25/2036 ~	199	183
Chase Mortgage Finance Trust
5.500% due 11/25/2035	585	559
5.500% due 07/25/2037 ^	1,588	880
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.716% due 10/25/2046 •	4,991	4,929
2.756% due 01/25/2036 •	257	252
Citigroup Global Markets Mortgage Securities, Inc.
3.006% due 05/25/2032 •	12	12
Citigroup Mortgage Loan Trust
4.238% due 09/25/2037 ^~	535	514
4.280% due 10/25/2035 ^•	438	443
4.324% due 09/25/2037 ^~	368	356
4.380% due 08/25/2035 ^~	62	47
4.490% due 05/25/2035 •	47	47
4.539% due 04/25/2037 ^~	313	271
4.820% due 10/25/2035 •	245	248
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	23	23
3.897% due 05/25/2035 ~	438	440
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,014	980
Countrywide Alternative Loan Trust
2.626% due 06/25/2036 •	3,897	3,623
2.665% due 12/20/2046 ^•	1,500	1,326
2.680% due 07/20/2046 ^•	598	457
2.686% due 04/25/2046 •	10,658	9,419
2.706% due 02/25/2036 •	7,461	6,483
2.750% due 09/20/2046 •	444	252
2.800% due 11/20/2035 •	4,486	4,324
3.157% due 12/25/2035 •	156	138
3.888% due 02/25/2037 ^~	1,094	1,060
4.179% due 10/25/2035 ^~	34	29
5.500% due 11/25/2035 ^	1,053	939
5.500% due 12/25/2035 ^	688	594
5.500% due 01/25/2036	239	208
5.750% due 02/25/2035	571	542
5.750% due 03/25/2037 ^•	148	126
6.000% due 02/25/2037 ^	3,476	2,288
6.250% due 11/25/2036 ^	1,269	1,094
6.250% due 12/25/2036 ^•	640	468
6.250% due 08/25/2037 ^	4,277	3,545

Countrywide Home Loan Mortgage Pass-Through Trust
2.806% due 04/25/2046 ^•		30	2
2.966% due 05/25/2035 •		126	115
3.556% due 07/20/2034 ~		273	264
3.795% due 02/25/2034 ~		198	198
4.305% due 04/20/2035 ~		74	74
4.696% due 10/19/2032 ~		2	2
5.500% due 01/25/2035		351	350
5.500% due 09/25/2035 ^		325	320
5.500% due 12/25/2035 ^		381	330
6.000% due 05/25/2036 ^		268	219
6.000% due 01/25/2037 ^		4,854	4,007
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •		113	109
Credit Suisse First Boston Mortgage Securities Corp.
3.884% due 06/25/2033 ~		138	138
6.000% due 01/25/2036 ^		971	713
Credit Suisse Mortgage Capital Certificates
3.975% due 09/26/2047 ~		236	238
4.035% due 02/26/2036 ~		185	185
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.686% due 06/25/2037 ^•		542	520
3.738% due 10/25/2035 ~		57	49
5.500% due 12/25/2035 ^		380	338
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.300% due 07/25/2036 ^Ø		161	142
Dragon Finance BV
1.911% due 07/13/2023 •	GBP	4,341	5,311
EMF-NL Prime BV
0.482% due 04/17/2041 •	EUR	1,230	1,348
Eurosail PLC
0.135% due 09/10/2044 •		4,400	4,446
1.600% due 09/13/2045 •	GBP	8,383	10,125
1.850% due 06/13/2045 •		9,260	11,577
First Horizon Asset Securities, Inc.
4.462% due 02/25/2036 ~		$173	164
First Horizon Mortgage Pass-Through Trust
4.009% due 02/25/2035 ~		189	190
5.750% due 02/25/2036 ^		110	93
5.750% due 05/25/2037 ^		926	695
GMAC Mortgage Corp. Loan Trust
3.832% due 04/19/2036 ^~		65	58
4.278% due 11/19/2035 ~		127	121
GreenPoint Mortgage Funding Trust
3.046% due 11/25/2045 •		50	44
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~		187	187
GSR Mortgage Loan Trust
3.830% due 06/25/2034 ~		44	43
3.903% due 05/25/2035 ~		382	371
4.039% due 11/25/2035 ~		680	676
4.173% due 11/25/2035 ^~		93	78
4.279% due 05/25/2034 ~		315	317
4.354% due 01/25/2036 ^~		103	103
4.494% due 09/25/2035 ~		42	43
6.000% due 02/25/2036 ^		1,804	1,477
6.000% due 03/25/2037 ^		375	325
6.000% due 05/25/2037 ^		125	115
HarborView Mortgage Loan Trust
2.660% due 09/19/2037 •		581	549
2.660% due 01/19/2038 •		803	776
3.293% due 06/19/2036 ^~		172	118
HomeBanc Mortgage Trust
2.766% due 01/25/2036 •		366	363
3.228% due 04/25/2037 ^~		75	70
IndyMac Mortgage Loan Trust
2.776% due 06/25/2037 ^•		166	157
2.986% due 07/25/2035 •		55	54
3.509% due 07/25/2037 ~		137	113
3.875% due 06/25/2036 ~		397	370
3.945% due 08/25/2036 ~		80	64
JPMorgan Alternative Loan Trust
2.646% due 03/25/2037 •		938	900
2.726% due 09/25/2036 ^•		173	171
JPMorgan Chase Commercial Mortgage Securities Trust
5.590% due 01/12/2043 ~		5,445	5,446
JPMorgan Mortgage Trust
3.503% due 07/27/2037 ~		1,316	1,314
3.670% due 06/25/2037 ^~		1,937	1,869
3.899% due 04/25/2036 ^~		409	375
4.126% due 04/25/2035 ~		730	740
4.188% due 06/25/2036 ^~		113	108
4.200% due 07/25/2035 ~		52	52
4.314% due 07/25/2035 ~		72	72
4.366% due 08/25/2035 ^~		416	407
5.750% due 01/25/2036 ^		287	221

Lehman XS Trust
2.666% due 03/25/2047 ^•		402	396
2.686% due 07/25/2037 ^•		582	517
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2037 •		134	80
2.897% due 01/25/2047 ^•		767	627
3.186% due 05/25/2047 ^•		319	194
4.067% due 11/25/2033 ~		24	24
4.114% due 08/25/2034 ~		14	13
MASTR Alternative Loan Trust
2.906% due 03/25/2036 •		517	97
Merrill Lynch Alternative Note Asset Trust
3.842% due 06/25/2037 ^~		168	130
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •		1,349	1,298
3.230% due 05/25/2034 ~		180	169
3.969% due 12/25/2035 ~		1,138	1,051
4.674% due 11/25/2035 •		115	116
Morgan Stanley Mortgage Loan Trust
3.949% due 11/25/2037 ~		1,074	912
4.274% due 07/25/2035 ^~		277	261
6.000% due 10/25/2037 ^		4,927	3,979
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 Ø		154	156
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.886% due 12/25/2035 •		1,034	966
Prime Mortgage Trust
3.006% due 02/25/2035 •		402	388
RBSGC Structured Trust
5.500% due 11/25/2035 ^		2,906	2,682
RBSSP Resecuritization Trust
2.822% due 09/26/2034 •		53	53
2.822% due 04/26/2037 •		190	189
6.500% due 10/26/2036 ~		1,983	1,817
Residential Accredit Loans, Inc. Trust
2.606% due 05/25/2037 •		474	433
2.696% due 07/25/2036 •		202	185
2.706% due 12/25/2046 ^•		283	248
2.736% due 05/25/2037 ^•		74	52
3.919% due 02/25/2035 ^~		96	83
4.240% due 03/25/2035 ^~		197	186
5.089% due 02/25/2036 ^~		137	122
6.000% due 06/25/2036 ^		116	104
6.000% due 05/25/2037 ^		98	89
6.500% due 07/25/2036		484	447
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•		943	463
6.000% due 02/25/2036		404	295
6.250% due 09/25/2037 ^		2,063	1,378
Residential Funding Mortgage Securities, Inc. Trust
4.450% due 02/25/2036 ^~		490	448
4.451% due 09/25/2035 ^~		207	173
6.000% due 10/25/2036 ^		515	483
Structured Adjustable Rate Mortgage Loan Trust
2.706% due 04/25/2047 •		705	640
3.922% due 09/25/2036 ^~		1,579	1,210
3.982% due 01/25/2035 ~		443	437
4.033% due 03/25/2036 ^~		92	83
4.370% due 09/25/2035 ~		2,129	1,907
4.483% due 05/25/2036 ^~		1,676	1,597
Structured Asset Mortgage Investments Trust
2.726% due 05/25/2036 •		1,373	1,242
2.766% due 05/25/2046 ^•		33	46
3.130% due 09/19/2032 •		22	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.369% due 06/25/2033 ~		165	163
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		39	39
Uropa Securities PLC
1.107% due 06/10/2059 •	GBP	10,611	12,868
1.257% due 06/10/2059 •		2,451	2,957
1.457% due 06/10/2059 •		1,917	2,323
1.657% due 06/10/2059 •		2,043	2,446
Wachovia Mortgage Loan Trust LLC
4.150% due 08/20/2035 ^~		$485	452
4.677% due 10/20/2035 ~		64	60
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •		28	28
2.579% due 07/25/2046 •		843	825
2.579% due 10/25/2046 •		202	193
2.766% due 11/25/2045 •		1,040	1,032
2.776% due 12/25/2045 •		855	850
2.826% due 08/25/2045 •		699	695
2.857% due 02/25/2047 ^•		603	567
2.863% due 12/25/2046 •		298	293
2.907% due 06/25/2047 ^•		89	37

3.037% due 10/25/2046 ^•	1,120	1,051
3.157% due 08/25/2046 •	2,388	2,238
3.357% due 11/25/2042 •	2	2
3.557% due 06/25/2042 •	3	3
3.557% due 08/25/2042 •	4	4
3.600% due 02/25/2037 ^~	2,821	2,727
3.693% due 12/25/2036 ^~	408	394
3.880% due 09/25/2036 ^~	353	333
4.331% due 09/25/2033 ~	3,251	3,334
Washington Mutual Mortgage Pass-Through Certificates Trust
2.746% due 01/25/2047 ^•	633	573
2.997% due 05/25/2047 ^•	59	14
3.686% due 02/25/2033 ~	1	1
4.376% due 09/25/2036 Ø	20,685	9,657
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	143	128
4.138% due 07/25/2036 ^~	305	305
4.139% due 04/25/2036 ^~	55	54
4.177% due 04/25/2035 ~	339	345
4.252% due 04/25/2035 ~	64	64
4.334% due 05/25/2036 ^~	205	210
4.434% due 07/25/2036 ^~	99	99
4.440% due 09/25/2033 ~	48	49
4.476% due 10/25/2035 ~	218	219
4.513% due 06/25/2035 ~	309	319
4.607% due 03/25/2036 ~	715	725
4.789% due 11/25/2037 ^~	719	692
4.973% due 12/25/2034 ~	75	77
5.500% due 03/25/2036	1,329	1,324
5.750% due 05/25/2036 ^	422	410
6.000% due 04/25/2037 ^	492	484

Total Non-Agency Mortgage-Backed Securities (Cost $202,565)		211,407

ASSET-BACKED SECURITIES 5.0%
ACE Securities Corp. Home Equity Loan Trust
2.806% due 02/25/2036 •	458	455
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,051	2,113
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.956% due 01/25/2036 •	3,222	3,177
Ares CLO Ltd.
3.639% due 04/17/2026 •	641	641
Argent Securities Trust
2.776% due 05/25/2036 •	668	238
Asset-Backed Funding Certificates Trust
2.666% due 01/25/2037 •	792	508
2.726% due 01/25/2037 •	3,389	2,191
3.106% due 10/25/2034 •	608	611
B2R Mortgage Trust
2.567% due 06/15/2049	6,717	6,592
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	54	54
Bear Stearns Asset-Backed Securities Trust
2.616% due 02/25/2037 •	171	180
2.996% due 09/25/2035 •	1,000	993
3.306% due 10/27/2032 •	30	29
3.506% due 10/25/2037 •	332	333
3.556% due 08/25/2037 •	388	346
3.706% due 10/25/2034 •	4	4
3.756% due 08/25/2037 •	984	975
Carrington Mortgage Loan Trust
2.966% due 06/25/2035 •	424	426
3.331% due 02/25/2035 •	4,108	4,095
Citigroup Mortgage Loan Trust
2.756% due 08/25/2036 •	3,000	2,942
6.750% due 05/25/2036 Ø	225	164
Countrywide Asset-Backed Certificates
2.676% due 06/25/2047 •	339	337
2.686% due 06/25/2047 •	642	636
2.726% due 09/25/2037 ^•	206	174
2.766% due 11/25/2037 •	4,227	3,950
2.856% due 11/25/2036 •	1,202	944
4.700% due 10/25/2046 ^~	622	599
4.789% due 07/25/2036 ~	1,300	1,327
5.430% due 02/25/2033 ^~	279	263
Countrywide Asset-Backed Certificates Trust
2.656% due 02/25/2037 •	169	169
2.666% due 09/25/2046 •	75	74
6.095% due 08/25/2035 Ø	573	583
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^Ø	349	145
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	58	58

Fieldstone Mortgage Investment Trust
2.475% due 11/25/2036 •	1,221	783
First Franklin Mortgage Loan Trust
2.646% due 09/25/2036 •	95	94
2.746% due 10/25/2036 •	1,390	1,073
3.781% due 07/25/2034 •	463	464
First NLC Trust
2.646% due 08/25/2037 •	191	114
2.786% due 08/25/2037 •	127	77
Flagship Credit Auto Trust
1.930% due 12/15/2021	158	158
GSAA Home Equity Trust
2.676% due 09/25/2036 •	1,261	562
2.746% due 11/25/2036 •	17,172	9,766
2.806% due 03/25/2037 •	280	167
GSAA Trust
2.806% (US0001M + 0.300%) due 05/25/2047 ~	245	197
Home Equity Asset Trust
2.786% due 08/25/2036 •	844	837
Home Equity Mortgage Loan Asset-Backed Trust
2.646% due 11/25/2036 •	9,515	8,965
2.746% due 11/25/2036 •	1,961	1,536
2.946% due 03/25/2036 •	6,000	5,638
Jamestown CLO Ltd.
3.126% due 07/15/2026 •	3,109	3,096
JPMorgan Mortgage Acquisition Trust
2.656% due 07/25/2036 •	1,265	752
Limerock CLO LLC
3.669% due 10/20/2026 •	900	898
Long Beach Mortgage Loan Trust
3.266% due 08/25/2045 •	347	349
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	1,000	987
MASTR Specialized Loan Trust
3.256% due 11/25/2035 •	3,846	3,770
Merrill Lynch Mortgage Investors Trust
2.576% due 04/25/2047 •	1,429	845
2.766% due 03/25/2037 •	1,902	1,632
2.826% due 03/25/2037 •	1,000	726
Monroe Capital BSL CLO Ltd.
3.797% due 05/22/2027 •	13,800	13,779
Morgan Stanley ABS Capital, Inc. Trust
2.596% due 01/25/2037 •	652	369
2.606% due 09/25/2036 •	1,827	882
2.646% due 10/25/2036 •	2,390	1,459
2.726% due 10/25/2036 •	1,449	893
4.081% due 09/25/2034 •	1,108	1,104
Morgan Stanley Home Equity Loan Trust
2.856% due 04/25/2037 •	218	145
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	288	138
5.726% due 10/25/2036 ^Ø	259	128
National Collegiate Student Loan Trust
2.776% due 09/25/2029 •	2,401	2,388
Navient Private Education Loan Trust
3.955% due 01/16/2035 •	425	425
New Century Home Equity Loan Trust
2.836% due 02/25/2036 •	748	749
OneMain Financial Issuance Trust
4.100% due 03/20/2028	953	957
Option One Mortgage Loan Trust
2.646% due 03/25/2037 •	406	363
2.726% due 01/25/2037 •	509	325
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.466% due 03/25/2035 •	14,314	14,261
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø	930	421
Residential Asset Securities Corp. Trust
2.666% due 06/25/2036 •	111	111
3.601% due 03/25/2035 •	634	622
Rise Ltd.
4.750% due 02/15/2039 «~(i)	3,587	3,515
Saxon Asset Securities Trust
4.431% due 08/25/2035 Ø	26	27
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	207	71
2.796% due 12/25/2035 •	849	830
3.086% due 11/25/2035 •	360	357
SG Mortgage Securities Trust
2.716% due 10/25/2036 •	2,000	1,583
SLM Private Education Loan Trust
3.605% due 01/15/2026 •	815	817
SMB Private Education Loan Trust
2.750% due 07/15/2027	7,653	7,579
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	242	241

SoFi Professional Loan Program LLC
1.480% due 05/26/2031		23	23
3.606% due 10/27/2036 •		4,425	4,486
Soundview Home Loan Trust
2.656% due 06/25/2037 •		3,774	2,657
2.766% due 02/25/2037 •		1,531	601
Specialty Underwriting & Residential Finance Trust
2.806% due 12/25/2036 •		797	777
Structured Asset Investment Loan Trust
2.656% due 09/25/2036 •		933	900
2.666% due 05/25/2036 •		1,011	951
3.226% due 05/25/2035 •		1,330	1,334
3.406% due 04/25/2035 •		11,000	10,828
Venture CLO Ltd.
3.316% due 04/15/2027 •		1,000	990

Total Asset-Backed Securities (Cost $149,298)			157,898

SOVEREIGN ISSUES 11.0%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	5,000	3,196
3.875% due 01/15/2022		75,520	73,203
5.250% due 01/15/2028		2,000	1,652
5.875% due 01/11/2028		$1,500	1,084
6.875% due 01/11/2048		830	582
7.820% due 12/31/2033	EUR	2,202	2,142
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	93,761	2,401
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,963	52
59.257% (ARLLMONP) due 06/21/2020 ~(a)		5,669	162
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,550	1,912
4.950% due 02/11/2020		100	119
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$1,000	1,017
Costa Rica Government International Bond
9.995% due 08/01/2020		500	518
Dominican Republic International Bond
5.500% due 01/27/2025		5,000	4,969
6.000% due 07/19/2028		2,100	2,103
6.500% due 02/15/2048		1,100	1,042
Ecuador Government International Bond
7.875% due 01/23/2028		6,000	4,901
Egypt Government International Bond
4.750% due 04/16/2026	EUR	2,600	2,707
5.577% due 02/21/2023		$8,900	8,458
5.625% due 04/16/2030	EUR	850	845
Guatemala Government International Bond
5.750% due 06/06/2022		$5,000	5,200
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	835
4.100% due 04/24/2028		$2,600	2,533
4.750% due 02/11/2029		3,000	3,053
6.625% due 02/17/2037		2,400	2,787
6.750% due 01/15/2044		2,300	2,741
Israel Government International Bond
4.125% due 01/17/2048		800	785
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,731
2.375% due 11/09/2028		3,200	3,638
Kenya Government International Bond
8.250% due 02/28/2048		$1,500	1,283
Kuwait International Government Bond
2.750% due 03/20/2022		3,715	3,653
3.500% due 03/20/2027		14,915	14,873
Mexico Government International Bond
4.750% due 03/08/2044		23,930	21,812
6.750% due 09/27/2034		400	457
Mongolia Government International Bond
5.625% due 05/01/2023		1,600	1,520
Nigeria Government International Bond
6.500% due 11/28/2027		900	798
7.143% due 02/23/2030		1,400	1,243
Oman Government International Bond
5.625% due 01/17/2028		5,000	4,420
6.750% due 01/17/2048		1,000	828
Pakistan Government International Bond
6.875% due 12/05/2027		2,000	1,821
Panama Government International Bond
6.700% due 01/26/2036		7,100	8,697
Paraguay Government International Bond
5.600% due 03/13/2048		2,200	2,172
Peru Government International Bond
8.750% due 11/21/2033		9,340	13,776
Qatar Government International Bond
3.875% due 04/23/2023		4,500	4,558
4.500% due 04/23/2028		3,100	3,243
5.103% due 04/23/2048		600	632

Saudi Government International Bond
2.875% due 03/04/2023		3,000	2,889
4.500% due 10/26/2046		26,700	24,220
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	740
6.250% due 05/23/2033		$1,700	1,469
South Africa Government International Bond
5.875% due 06/22/2030		1,100	1,076
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	708
Turkey Government International Bond
5.125% due 02/17/2028		9,000	7,907
5.625% due 03/30/2021		31,700	31,798
5.750% due 05/11/2047		2,000	1,634
6.125% due 10/24/2028		10,600	9,917
7.250% due 12/23/2023		2,000	2,059
Ukraine Government International Bond
7.750% due 09/01/2021		8,000	7,550
7.750% due 09/01/2022		14,120	13,010
7.750% due 09/01/2023		3,300	2,976
Uruguay Government International Bond
5.100% due 06/18/2050		7,250	7,143
7.625% due 03/21/2036		1,100	1,440
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2,700	621
8.250% due 10/13/2024 ^(c)		2,700	635
Vietnam Government International Bond
5.500% due 03/12/2028		4,960	4,989

Total Sovereign Issues (Cost $372,371)			344,935

		SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)		68,046	462
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		59,198	7

			469

ENERGY 0.2%
Dommo Energia S.A. «(d)(i)		28,851,551	5,539
Dommo Energia S.A. SP - ADR «(d)		5,233	132

			5,671

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		157,773	0

UTILITIES 0.0%
Eneva S.A. (d)(i)		19,927	83

Total Common Stocks (Cost $5,634)			6,223

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society
10.250% ~		7,000	1,247

Total Preferred Securities (Cost $1,164)			1,247

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$2,276	2,277
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		6,200	6,202

3.324% (US0003M + 0.500%) due 09/24/2020 ~		800	800

			9,279

REPURCHASE AGREEMENTS (j) 0.0%			1,363

ARGENTINA TREASURY BILLS 0.0%
(1.898)% due 01/31/2019 - 04/30/2019 (e)(f)	ARS	50,979	1,442

Total Short-Term Instruments (Cost $12,051)			12,084

Total Investments in Securities (Cost $3,134,255)			3,043,834

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short Asset Portfolio		3,046,892	30,231
PIMCO Short-Term Floating NAV Portfolio III		20,635,298	203,960

Total Short-Term Instruments (Cost $234,443)			234,191

Total Investments in Affiliates (Cost $234,443)			234,191

Total Investments 104.4% (Cost $3,368,698)			$3,278,025
Financial Derivative Instruments (l)(n) (0.3)% (Cost or Premiums, net $25,718)			(8,011)
Other Assets and Liabilities, net (4.1)%			(129,006)

Net Assets 100.0%			$3,141,008

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$753	$5,539	0.18%
Eneva S.A.	12/21/2017	86	83	0.00
Rise Ltd.	02/11/2014	3,595	3,515	0.11
Sberbank of Russia Via SB Capital S.A.	01/16/2018	801	800	0.02
Talos Production LLC	08/28/2018 - 10/16/2018	12,613	11,498	0.37

		$17,848	$21,435	0.68%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,261	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,286)	$1,261	$1,261
JPS	3.300	12/31/2018	01/02/2019	102	U.S. Treasury Notes 2.875% due 08/15/2028	(103)	102	102

Total Repurchase Agreements						$(1,389)	$1,363	$1,363

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.900%	12/24/2018	TBD	(3)	$(4,093)	$(4,095)

Total Reverse Repurchase Agreements						$(4,095)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations 0.0%
U.S. Treasury Notes	2.875%	08/15/2028	$100	$(102)	$(103)

Total Short Sales 0.0%				$(102)	$(103)

(k)	Securities with an aggregate market value of $4,619 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(10,195) at a weighted average interest rate of 1.144%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(1) of accrued interest.

(l) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	724	$176,204	$(941)	$18	$0
90-Day Eurodollar March Futures	03/2019	1,241	301,842	(2,420)	0	0
90-Day Eurodollar March Futures	03/2020	513	124,973	(488)	26	0
Euro-BTP Italy Government Bond March Futures	03/2019	44	6,444	228	3	0
Euro-Bund 10-Year Bond March Futures	03/2019	44	8,245	107	0	(10)
U.S. Treasury 5-Year Note March Futures	03/2019	1,223	140,263	2,296	306	0
U.S. Treasury 10-Year Note March Futures	03/2019	682	83,215	1,991	266	0
U.S. Treasury 10-Year Ultra March Futures	03/2019	145	18,861	164	68	0
U.S. Treasury 30-Year Bond March Futures	03/2019	74	10,804	497	35	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	120	19,279	999	71	0

				$2,433	$793	$(10)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Buxl 30-Year Bond March Futures	03/2019	15	$(3,104)	$(70)	$14	$0

Total Futures Contracts				$2,363	$807	$(10)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.648%		$9,200	$194	$(69)	$125	$4	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	6.003		1,200	65	(103)	(38)	4	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.928		200	0	1	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.398		1,500	188	(119)	69	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	1.559		100	20	(7)	13	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	4.131		4,650	33	83	116	0	(8)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.346		14,000	93	965	1,058	3	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.482	EUR	900	2	9	11	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.696		100	(1)	2	1	0	0

							$594	$762	$1,356	$11	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$522,470	$31,591	$(14,602)	$16,989	$759	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	128,350	4,742	(1,904)	2,838	212	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	(5)	36	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	(8)	27	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	63,300	972	(436)	536	21	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	339,600	4,779	(2,747)	2,032	125	0

					$42,160	$(19,702)	$22,458	$1,119	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$	34,600	$(397)	$665	$268	$67	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,500	27	336	363	0	(18)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,300	372	13	385	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,800	253	0	253	0	(9)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,500	895	(384)	511	0	(50)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	(715)	593	81	0
Pay (5)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	126,600	355	1,504	1,859	102	0
Pay (5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		18,800	(100)	415	315	27	0
Pay (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	20,000	(422)	557	135	96	0

							$2,291	$2,391	$4,682	$373	$(91)

Total Swap Agreements							$45,045	$(16,549)	$28,496	$1,503	$(99)

(m)

Securities with an aggregate market value of $54,786 and cash of $4,919 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019		$1,318	ARS	53,658	$81	$0
	01/2019		1,532	EUR	1,342	7	0
BPS	01/2019	BRL	9,614		$2,882	401	0
	01/2019		$2,481	BRL	9,614	0	(1)
BRC	01/2019	GBP	1,453		$1,846	0	(7)
	01/2019	MXN	358,408		17,324	0	(896)
CBK	01/2019	EUR	206,390		235,561	0	(1,066)
	01/2019		$204	DKK	1,335	1	0
	04/2019	DKK	1,335		$205	0	(1)
FBF	04/2019	CNH	3,965		565	0	(12)
GLM	01/2019	DKK	1,335		209	4	0
	01/2019	GBP	80,395		102,807	295	0
	01/2019		$1,330	GBP	1,052	11	0
	03/2019	IDR	1,972,692		$134	0	(1)
HUS	01/2019		$349	ARS	13,788	8	0
	04/2019	ARS	3,753		$88	0	(1)
JPM	01/2019	AUD	627		463	21	0
	01/2019	BRL	9,614		2,481	1	0
	01/2019		$2,548	BRL	9,614	0	(67)
	01/2019		17,577	MXN	358,530	607	0
	02/2019	TRY	34,620		$5,782	0	(592)
	02/2019		$6,058	TRY	33,998	201	0
SOG	02/2019		11,317	RUB	754,461	0	(543)

Total Forward Foreign Currency Contracts						$1,638	$(3,187)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	03/20/2019	$3,000	$(3)	$(5)
CBK	Put - OTC CDX.HY-31 5-Year Index	Sell	98.000	02/20/2019	143,600	(531)	(762)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019	5,200	(7)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	5,200	(11)	(19)

Total Written Options						$(552)	$(791)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value (4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2021	1.212%		$41,900	$(1,508)	$1,272	$0	$(236)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.208		8,600	(128)	72	0	(56)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		1,900	(15)	(32)	0	(47)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.506		5,000	(451)	277	0	(174)
	Telecom Italia SpA	1.000	Quarterly	12/20/2022	2.578	EUR	6,400	(95)	(340)	0	(435)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.815		$2,800	(151)	64	0	(87)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		5,700	(58)	(42)	0	(100)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.506		10,000	(901)	554	0	(347)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		700	(67)	35	0	(32)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.821		400	(11)	(2)	0	(13)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		36,100	(467)	69	0	(398)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		1,100	(7)	(20)	0	(27)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	2.692		16,600	(769)	442	0	(327)
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.506		12,700	(1,137)	696	0	(441)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		700	(66)	34	0	(32)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.557		2,150	(83)	61	0	(22)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.866		1,000	(110)	141	31	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		32,200	(342)	(13)	0	(355)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	1.368		52,500	(775)	(81)	0	(856)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		34,300	(286)	(315)	0	(601)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		2,600	(240)	122	0	(118)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.357		9,100	(199)	82	0	(117)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	1.332		15,000	(921)	867	0	(54)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.866		4,150	(456)	587	131	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.815		50	(3)	1	0	(2)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		8,700	(551)	233	0	(318)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		11,100	(81)	(114)	0	(195)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		4,400	(61)	(47)	0	(108)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		2,200	(21)	(33)	0	(54)
	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.620		25,400	244	85	329	0
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.557		4,500	(147)	101	0	(46)
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		300	(1)	(6)	0	(7)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		2,000	14	(2)	12	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		21,200	(1,305)	972	0	(333)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	3.108		600	(54)	20	0	(34)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.582		600	35	(5)	30	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		18,900	(1,385)	987	0	(398)

								$(12,559)	$6,722	$533	$(6,370)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,800	$(155)	$145	$0	$(10)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	94	0	(98)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	2,187	0	(230)
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	648	0	(64)
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	1,934	0	(193)
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	300	0	(29)

						$(5,932)	$5,308	$0	$(624)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	$25,400	$(138)	$(652)	$0	$(790)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	19,900	(107)	(267)	0	(374)
SOG	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	4,300	(17)	(83)	0	(100)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	5,400	(22)	(125)	0	(147)

								$(284)	$(1,127)	$0	$(1,411)

Total Swap Agreements								$(18,775)	$10,903	$533	$(8,405)

(o)

Securities with an aggregate market value of $9,576 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$95,546	$25,785	$121,331
Corporate Bonds & Notes
Banking & Finance	0	568,288	1,388	569,676
Industrials	0	515,274	3,338	518,612
Utilities	0	163,449	0	163,449
Convertible Bonds & Notes
Industrials	0	408	0	408
Municipal Bonds & Notes
California	0	167	0	167
Texas	0	3,339	0	3,339
U.S. Government Agencies	0	196,402	0	196,402
U.S. Treasury Obligations	0	736,656	0	736,656
Non-Agency Mortgage-Backed Securities	0	211,407	0	211,407
Asset-Backed Securities	0	154,383	3,515	157,898
Sovereign Issues	0	344,935	0	344,935
Common Stocks
Consumer Discretionary	469	0	0	469
Energy	0	0	5,671	5,671
Utilities	83	0	0	83
Preferred Securities
Banking & Finance	0	1,247	0	1,247
Short-Term Instruments
Certificates of Deposit	0	9,279	0	9,279
Repurchase Agreements	0	1,363	0	1,363
Argentina Treasury Bills	0	1,442	0	1,442
	$552	$3,003,585	$39,697	$3,043,834

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$234,191	$0	$0	$234,191

Total Investments	$234,743	$3,003,585	$39,697	$3,278,025

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(103)	$0	$(103)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	807	1,503	0	2,310
Over the counter	0	2,141	30	2,171
	$807	$3,644	$30	$4,481
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(99)	0	(109)
Over the counter	0	(12,383)	0	(12,383)

	$(10)	$(12,482)	$0	$(12,492)

Total Financial Derivative Instruments	$797	$(8,838)	$30	$(8,011)

Totals	$235,540	$2,994,644	$39,727	$3,269,911

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$22,410	$14,275	$(6,755)	$25	$12	$(116)	$494	$(4560)	$25,785	$(87)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	1,388	0	0	1,388	1,388
Industrials	3,528	0	(190)	0	0	37	153	(190)	3,338	43
Asset-Backed Securities	2,414	0	(794)	(1)	0	(113)	4,122	(2,113)	3,515	(67)
Common Stocks
Energy	8,944	0	0	0	0	(3,273)	0	0	5,671	(3,273)

	$37,296	$14,275	$(7,739)	$24	$12	$(2,077)	$4,769	$(6,863)	$39,697	$(1,996)
Financial Derivative Instruments – Assets
Over the counter	$26	$0	$0	$0	$0	$4	$0	$0	$30	$4

Totals	$37,322	$14,275	$(7,739)	$24	$12	$(2,073)	$4,769	$(6,863)	$39,727	$(1,992)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$21,207	Third Party Vendor	Broker Quote	91.500 - 99.500
	4,578	Proxy Pricing	Base Price	96.340 - 99.721
Corporate Bonds & Notes
Banking & Finance	1,388	Other Valuation Techniques (3)	—	—
Industrials	3,185	Proxy Pricing	Base Price	106.000
	153	Third Party Vendor	Broker Quote	99.310
Asset-Backed Securities	3,515	Third Party Vendor	Broker Quote	98.000
Common Stocks
Energy	5,671	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	30	Indicative Market Quotation	Broker Quote	4.865

Total	$39,727

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Dynamic Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~		$369	$356
Brookfield Property REIT Inc.
5.022% due 08/27/2025		5,267	4,976
Dell International LLC
4.530% due 09/07/2023		300	289
Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	3,300	3,720
Penn National Gaming, Inc.
4.705% due 10/15/2025		$6,000	5,792
RegionalCare Hospital Partners Holdings, Inc.
7.129% due 11/16/2025		7,400	7,024
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		600	571
SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		1,583	1,503
State Of Qatar
3.603% due 12/21/2020 «		14,500	14,427
TEX Operations Co. LLC
4.522% due 08/04/2023		1,094	1,080
Trans Union LLC
4.522% due 04/10/2023		7,736	7,471
Valeant Pharmaceuticals International, Inc.
5.379% due 06/02/2025		1,481	1,422

Total Loan Participations and Assignments (Cost $49,247)			48,631

CORPORATE BONDS & NOTES 27.6%
BANKING & FINANCE 20.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,396
AerCap Ireland Capital DAC
4.450% due 10/01/2025		2,800	2,663
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~		6,600	2,970
AIA Group Ltd.
3.312% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,893
3.900% due 04/06/2028		2,800	2,811
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,000
4.125% due 03/30/2020		100	99
Ambac Assurance Corp.
5.100% due 06/07/2020		1	2
Ambac LSNI LLC
7.803% due 02/12/2023 •		5	5
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~		3,900	3,895
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		5,000	4,737
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)	EUR	2,000	2,278
7.000% due 02/19/2019 •(h)		3,600	4,124
Banco Santander S.A.
6.250% due 09/11/2021 •(h)		2,800	3,156
Bank of America Corp.
3.437% (US0003M + 0.960%) due 07/23/2024 ~		$3,700	3,634
3.499% due 05/17/2022 •		1,300	1,301
3.550% due 03/05/2024 •		5,100	5,041
3.629% (US0003M + 1.160%) due 01/20/2023 ~		600	600
4.125% due 01/22/2024		11,000	11,157
4.382% due 10/21/2025 ~	MXN	119,000	7,751
5.875% due 03/15/2028 •(h)		$5,300	4,832
Banque Federative du Credit Mutuel S.A.
3.750% due 07/20/2023		2,200	2,197
Barclays Bank PLC
10.000% due 05/21/2021	GBP	25,675	37,708
14.000% due 06/15/2019 •(h)		27,431	36,666
Barclays PLC
4.972% due 05/16/2029 •		$1,900	1,836
6.500% due 09/15/2019 •(h)	EUR	400	448
7.000% due 09/15/2019 •(h)	GBP	200	250

Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,400	3,426
BNP Paribas S.A.
4.400% due 08/14/2028		6,000	5,871
Citibank N.A.
3.400% due 07/23/2021		3,500	3,506
Citigroup, Inc.
3.450% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,777
3.887% due 01/10/2028 •		7,000	6,740
4.044% due 06/01/2024 •		9,200	9,244
4.075% due 04/23/2029 •		2,400	2,345
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	1,968
3.682% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,568
5.500% due 06/29/2020 •(h)	EUR	600	706
6.625% due 06/29/2021 •(h)		200	249
6.875% due 03/19/2020		4,000	4,956
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	286,114	14,034
Credit Suisse AG
6.500% due 08/08/2023 (i)		$7,700	8,051
Credit Suisse Group AG
7.500% due 07/17/2023 •(h)(i)		2,300	2,248
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		14,975	14,346
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	223
3.766% (US0003M + 1.290%) due 02/04/2021 ~		$1,100	1,070
4.250% due 10/14/2021		20,050	19,616
Discover Bank
4.650% due 09/13/2028		5,000	4,883
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		3,885	3,865
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,053	3,172
Ford Motor Credit Co. LLC
3.754% (US0003M + 0.930%) due 09/24/2020 ~		9,800	9,627
3.851% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,313
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		6,000	5,829
3.691% due 06/05/2028 •		16,100	14,987
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		4,500	4,496
HSBC Holdings PLC
3.400% due 03/08/2021		400	399
4.300% due 03/08/2026		400	395
4.583% due 06/19/2029 •		9,200	9,135
5.875% due 09/28/2026 •(h)	GBP	6,200	7,579
6.250% due 03/23/2023 •(h)(i)		$2,200	2,065
ING Groep NV
4.100% due 10/02/2023		4,000	4,002
Intesa Sanpaolo SpA
3.875% due 01/12/2028		8,900	7,619
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	17,826
3.220% due 03/01/2025 •		8,000	7,733
3.797% due 07/23/2024 •		2,000	2,005
4.005% due 04/23/2029 •		1,000	985
Lloyds Bank PLC
12.000% due 12/16/2024 •(h)		6,750	7,928
Lloyds Banking Group PLC
4.450% due 05/08/2025		12,900	12,832
6.375% due 06/27/2020 •(h)	EUR	1,000	1,134
7.000% due 06/27/2019 •(h)	GBP	2,100	2,683
7.625% due 06/27/2023 •(h)		2,700	3,549
7.875% due 06/27/2029 •(h)		400	548
Morgan Stanley
3.125% due 01/23/2023		$1,800	1,759
3.399% (US0003M + 0.930%) due 07/22/2022 ~		1,700	1,677
3.772% due 01/24/2029 •		1,900	1,821
3.811% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,282
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		1,200	1,191
Nationstar Mortgage Holdings, Inc.
9.125% due 07/15/2026		7,000	6,825
Nationwide Building Society
3.766% due 03/08/2024 •		10,400	10,018
3.900% due 07/21/2025		2,800	2,726
4.302% due 03/08/2029 •		13,500	12,716
4.363% due 08/01/2024 •		5,000	4,903
Navient Corp.
5.875% due 03/25/2021		6,604	6,348
8.000% due 03/25/2020		100	102
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2019	DKK	113,600	17,766

Nykredit Realkredit A/S
1.000% due 10/01/2019		323,200	50,145
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	610
QBE Insurance Group Ltd.
7.500% due 11/24/2043 •		17,650	18,908
Realkredit Danmark A/S
1.000% due 04/01/2019	DKK	64,200	9,885
2.000% due 04/01/2019		94,200	14,537
Regions Bank
3.118% (US0003M + 0.500%) due 08/13/2021 ~		$1,100	1,081
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •		600	589
4.892% due 05/18/2029 •		2,200	2,105
6.125% due 12/15/2022		180	183
6.400% due 10/21/2019		42,650	43,550
7.648% due 09/30/2031 •(h)		2,125	2,627
8.000% due 08/10/2025 •(h)(i)		900	900
Santander Holdings USA, Inc.
4.450% due 12/03/2021		2,400	2,443
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		650	589
Santander UK PLC
2.500% due 03/14/2019		24,500	24,473
3.358% (US0003M + 0.620%) due 06/01/2021 ~		1,500	1,484
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		1,500	1,508
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,220
6.125% due 05/15/2022		950	926
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	3,400	4,227
Toronto-Dominion Bank
3.408% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,415
UBS AG
7.625% due 08/17/2022 (i)		35,100	37,469
UniCredit SpA
7.830% due 12/04/2023		14,700	15,393
Unigel Luxembourg S.A.
10.500% due 01/22/2024		4,000	4,180
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,754
3.584% due 05/22/2028 •		9,900	9,520
5.900% due 06/15/2024 •(h)		1,300	1,240
Wells Fargo Bank N.A.
3.325% due 07/23/2021 •		1,500	1,499

			731,577

INDUSTRIALS 5.2%
AbbVie, Inc.
2.900% due 11/06/2022		500	487
3.600% due 05/14/2025		4,700	4,516
4.500% due 05/14/2035		4,500	4,179
Altice Financing S.A.
6.625% due 02/15/2023		700	674
Altice France S.A.
5.625% due 05/15/2024	EUR	1,700	1,969
Amazon.com, Inc.
4.050% due 08/22/2047		$6,300	6,180
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,900	2,828
BC Unlimited Liability Co.
4.250% due 05/15/2024		3,100	2,862
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,197
3.625% due 01/15/2024		500	474
Campbell Soup Co.
3.950% due 03/15/2025		5,000	4,799
CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,675
Charter Communications Operating LLC
3.579% due 07/23/2020		800	799
4.464% due 07/23/2022		100	101
4.500% due 02/01/2024		600	600
4.908% due 07/23/2025		15,700	15,626
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,796
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		1,600	1,492
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		2,262	938
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		50	53

Continental Resources, Inc.
4.375% due 01/15/2028		3,900	3,678
CVS Health Corp.
3.500% due 07/20/2022		500	497
4.300% due 03/25/2028		7,000	6,867
5.125% due 07/20/2045		1,700	1,663
DAE Funding LLC
5.000% due 08/01/2024		200	194
Dell International LLC
3.480% due 06/01/2019		2,950	2,942
4.420% due 06/15/2021		4,250	4,248
6.020% due 06/15/2026		2,250	2,264
DISH DBS Corp.
7.875% due 09/01/2019		4,800	4,909
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,377
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,187
Exela Intermediate LLC
10.000% due 07/15/2023		1,300	1,246
General Mills, Inc.
3.459% (US0003M + 1.010%) due 10/17/2023 ~		800	782
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,653
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		3,200	3,080
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,600	3,963
Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024		$2,300	2,242
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	5,731
Kraft Heinz Foods Co.
5.000% due 07/15/2035		100	94
5.200% due 07/15/2045		100	92
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025		1,600	1,630
Marvell Technology Group Ltd.
4.875% due 06/22/2028		1,200	1,172
MGM Resorts International
6.750% due 10/01/2020		500	515
Murphy Oil Corp.
5.750% due 08/15/2025		2,600	2,436
NCI Building Systems, Inc.
8.000% due 04/15/2026		2,000	1,837
Newfield Exploration Co.
5.375% due 01/01/2026		5,100	5,011
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		300	291
5.500% due 02/15/2024		100	97
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,337
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,452
4.800% due 05/20/2045		1,900	1,816
QVC, Inc.
3.125% due 04/01/2019		3,500	3,492
Reynolds American, Inc.
4.000% due 06/12/2022		800	792
Sands China Ltd.
5.125% due 08/08/2025		7,700	7,638
5.400% due 08/08/2028		1,500	1,452
Sirius XM Radio, Inc.
3.875% due 08/01/2022		1,000	962
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		5,600	5,509
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	387
3.250% due 04/15/2022		2,100	2,430
6.000% due 04/15/2024		$1,700	1,642
Transocean, Inc.
7.250% due 11/01/2025		6,100	5,353
United Technologies Corp.
4.125% due 11/16/2028		5,000	4,975
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~		12,000	11,923
3.875% due 11/13/2020		700	704
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		2,800	2,791
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,100	3,071
3.150% due 04/01/2022		3,400	3,327
3.375% due 11/30/2021		200	198

3.550% due 04/01/2025		1,500	1,428

			190,622

UTILITIES 2.3%
AT&T, Inc.
3.488% (US0003M + 0.750%) due 06/01/2021 ~		6,300	6,262
3.956% (US0003M + 1.180%) due 06/12/2024 ~		7,900	7,669
4.300% due 02/15/2030		105	100
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		2,700	2,688
Enable Midstream Partners LP
4.950% due 05/15/2028		2,500	2,372
Petrobras Global Finance BV
4.375% due 05/20/2023		50	48
5.999% due 01/27/2028		26,210	24,742
6.625% due 01/16/2034	GBP	1,200	1,540
6.850% due 06/05/2115		$200	179
Rio Oil Finance Trust
8.200% due 04/06/2028		400	420
9.250% due 07/06/2024		163	174
Sprint Capital Corp.
6.900% due 05/01/2019		250	252
Sprint Communications, Inc.
7.000% due 08/15/2020		4,900	5,029
Sprint Corp.
7.625% due 03/01/2026		6,600	6,534
Tallgrass Energy Partners LP
4.750% due 10/01/2023		3,400	3,294
Transocean Proteus Ltd.
6.250% due 12/01/2024		2,040	1,963
Verizon Communications, Inc.
3.376% due 02/15/2025		1,556	1,512
3.716% (US0003M + 1.100%) due 05/15/2025 ~		3,000	2,911
4.125% due 03/16/2027		7,400	7,423
4.329% due 09/21/2028		7,144	7,192

			82,304

Total Corporate Bonds & Notes (Cost $1,055,156)			1,004,503

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047		2,255	2,240
3.127% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,047
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	15,082

			20,369

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		1,595	1,709
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,100	1,221

			2,930

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2026 ^(c)		275	151
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.750% due 07/01/2041 ^(c)		155	83
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.500% due 07/01/2026 ^(c)		120	65
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(c)		280	150

			449

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023		4,300	4,308
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021		8,500	8,505
2.953% due 07/01/2022		15,000	15,004

			27,817

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		34,905	1,964

7.467% due 06/01/2047	5,205	5,111

		7,075

Total Municipal Bonds & Notes (Cost $57,102)		58,640

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
2.375% due 12/25/2036 •	55	54
2.626% due 03/25/2034 •	42	42
2.636% due 03/25/2036 •	30	29
2.656% due 08/25/2034 •	16	16
2.806% due 12/25/2028 •	2	2
2.856% due 03/25/2037 - 05/25/2042 •	136	137
2.905% due 10/18/2030 •	2	2
3.005% due 04/18/2032 •	30	30
3.253% due 08/01/2042 - 10/01/2044 •	197	197
3.353% due 12/01/2034 •	17	19
3.371% due 05/01/2036 •	6	6
3.406% due 04/25/2032 •	1	1
3.487% due 12/01/2035 •	1	1
3.500% due 10/01/2040 - 10/01/2048	39,640	39,724
3.510% due 02/01/2036 •	67	70
3.577% due 03/01/2036 •	119	124
3.625% due 11/25/2023 •	15	15
3.871% due 01/01/2036 •	130	137
4.004% due 05/01/2036 •	54	57
4.120% due 05/25/2035 ~	15	16
4.205% due 08/01/2028 •	2	2
4.258% due 12/01/2036 •	15	16
4.270% due 12/01/2034 •	23	24
4.359% due 08/01/2029 •	10	11
4.378% due 09/01/2039 •	20	20
4.490% due 11/01/2034 •	208	220
4.516% due 09/01/2034 •	7	7
4.523% due 09/01/2031 •	11	12
5.000% due 01/25/2035	14	15
5.610% due 01/25/2032 Ø	34	35
5.750% due 02/25/2033 Ø	126	131
5.750% due 08/25/2033	53	57
6.000% due 01/25/2033 - 07/25/2044	180	200
6.473% due 10/25/2031 Ø	1	1
6.500% due 06/01/2036 - 09/01/2038	2,348	2,689
6.589% due 10/25/2031 Ø	74	79
7.500% due 12/25/2019 - 06/25/2032	42	45
9.000% due 12/25/2019	3	3
Fannie Mae, TBA
3.000% due 01/01/2049	17,700	17,273
3.500% due 01/01/2049 - 02/01/2049	781,700	781,510
4.000% due 02/01/2049	71,100	72,446
Federal Housing Administration
6.896% due 07/01/2020	72	72
7.430% due 02/01/2023	2	2
Freddie Mac
1.492% due 10/25/2021 ~(a)	32,953	1,156
2.805% due 12/15/2029 •	48	48
2.955% due 01/15/2032 •	7	7
3.557% due 07/25/2044 •	1,851	1,921
3.853% due 03/01/2036 •	63	66
4.086% due 09/01/2035 •	6	6
4.425% due 08/01/2035 •	9	9
4.521% due 09/01/2035 •	3	3
4.723% due 12/01/2032 •	5	5
4.969% due 07/25/2033 ~	2	2
5.000% due 03/15/2021 - 08/15/2038	59	60
5.500% due 09/15/2039	92	100
6.000% due 05/15/2035	163	181
6.500% due 10/25/2043	69	80
6.502% due 11/25/2030 Ø	9	9
6.555% due 09/25/2029 ~	57	60
7.000% due 07/25/2043	42	49
7.500% due 08/15/2030 - 03/25/2044	82	98
7.610% due 12/25/2030 Ø	122	125
Freddie Mac, TBA
4.000% due 01/01/2049	700	714
Ginnie Mae
2.770% due 05/20/2037 •	604	604
2.955% due 04/16/2032 •	7	7
3.005% due 12/16/2025 •	29	29
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	3	3
3.125% due 10/20/2027 - 10/20/2029 •	30	31
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	27	28
3.375% due 01/20/2027 •	50	51
3.625% (H15T1Y + 1.500%) due 06/20/2021 ~	12	12
3.625% due 04/20/2030 •	13	13
3.750% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	19	19

3.750% due 07/20/2030 •	18	18
5.000% due 03/15/2039 - 05/15/2039	975	1,031
5.500% due 10/15/2034 - 03/15/2035	81	87
6.000% due 06/20/2038	32	33
8.000% due 03/20/2030	12	15
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	40	41
4.760% due 09/01/2025	45	46
5.600% due 09/01/2028	169	181
6.220% due 12/01/2028	147	160
7.190% due 12/01/2019	6	6
7.200% due 10/01/2019	32	33

Total U.S. Government Agencies (Cost $910,656)		922,698

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	18
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021 (k)(m)	493,483	480,114
0.125% due 07/15/2026 (m)	52	49
0.250% due 01/15/2025	38,116	36,514
0.375% due 07/15/2027	26,465	25,125
0.625% due 01/15/2026	18,846	18,358
0.750% due 07/15/2028	4,735	4,638
1.750% due 01/15/2028	14,847	15,779
2.375% due 01/15/2025	20,124	21,766
2.375% due 01/15/2027	52,041	57,473
2.500% due 01/15/2029	7,067	8,051
U.S. Treasury Notes
1.375% due 06/30/2023 (m)	2	2
1.625% due 02/15/2026 (m)(o)	7,210	6,755
1.750% due 01/31/2023 (m)	700	680
2.000% due 04/30/2024 (k)(m)	76,640	74,636
2.000% due 05/31/2024 (k)	158,100	153,866
2.000% due 02/15/2025 (m)(o)	2,400	2,323
2.125% due 05/15/2025 (m)(o)	1,485	1,446
2.250% due 01/31/2024 (m)(o)	9,520	9,398
2.250% due 11/15/2024 (m)(o)	18,700	18,385
2.375% due 08/15/2024 (k)(m)	61,170	60,629
2.500% due 05/15/2024 (m)(o)	32,900	32,849
2.750% due 02/15/2024 (o)	8,480	8,573

Total U.S. Treasury Obligations (Cost $1,053,681)		1,037,427

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Adjustable Rate Mortgage Trust
2.766% due 03/25/2036 •	333	233
4.119% due 10/25/2035 ^~	1,091	1,024
4.156% due 09/25/2035 ^~	10	9
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	558	513
3.077% due 11/25/2046 •	10,508	5,302
3.127% due 10/25/2046 •	259	246
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	7	7
4.385% due 09/25/2045 •	220	220
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	639	614
Banc of America Funding Trust
2.630% due 02/20/2047 •	2,311	2,203
2.660% due 10/20/2036 •	564	499
2.716% due 04/25/2037 ^•	469	380
2.750% due 06/20/2047 •	1,740	1,487
2.906% due 05/25/2037 ^•	312	273
4.360% due 06/20/2037 ^~	152	143
4.409% due 10/20/2046 ^~	2,286	1,949
5.500% due 09/25/2034	1,298	1,256
5.806% due 03/25/2037 ^~	15	14
5.878% due 10/25/2036 ^~	415	376
6.000% due 08/25/2037 ^	1,093	1,004
Banc of America Mortgage Trust
3.917% due 02/25/2034 ~	67	67
4.193% due 05/25/2034 ~	206	208
6.500% due 10/25/2031	3	3
BCAP LLC Trust
0.449% due 06/26/2036 ~	2,735	1,351
2.644% due 11/26/2046 •	3,410	3,406
3.161% due 04/26/2037 ~	859	856
4.748% due 10/26/2036 ~	333	321
5.250% due 02/26/2036 ~	2,470	1,876
5.250% due 06/26/2037	1,135	1,069
10.916% due 02/26/2036 ~	1,193	552
13.572% due 04/26/2037 ~	1,055	526

Bear Stearns Adjustable Rate Mortgage Trust
3.123% due 05/25/2034 ~	12	11
4.035% due 02/25/2033 ~	5	4
4.113% due 04/25/2034 ~	48	48
4.172% due 08/25/2035 ^~	98	90
4.263% due 08/25/2035 ~	223	195
4.271% due 05/25/2034 ~	31	30
4.543% due 11/25/2034 ~	160	158
4.689% due 01/25/2034 ~	304	307
4.715% due 11/25/2034 ~	3	4
4.750% due 10/25/2034 ~	54	52
Bear Stearns ALT-A Trust
2.706% due 02/25/2034 •	113	101
2.826% due 08/25/2036 ^•	1,799	1,851
2.846% due 08/25/2036 ^•	826	632
2.946% due 04/25/2036 ^•	2,655	2,965
3.206% due 09/25/2034 •	324	323
3.791% due 03/25/2036 ^~	423	363
3.918% due 08/25/2036 ^~	17	15
3.952% due 11/25/2036 ^~	609	542
3.975% due 01/25/2036 ^~	1,433	1,430
4.032% due 05/25/2035 ~	2,722	2,754
4.040% due 03/25/2036 ~	1,869	1,362
4.144% due 11/25/2035 ^~	149	130
Bear Stearns Mortgage Funding Trust
2.696% due 01/25/2037 •	2,925	2,807
Chase Mortgage Finance Trust
4.369% due 02/25/2037 ~	67	67
4.515% due 07/25/2037 ~	54	56
ChaseFlex Trust
2.806% due 07/25/2037 •	705	648
4.270% due 08/25/2037 ^Ø	2,762	2,642
6.000% due 02/25/2037 ^	767	534
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 05/25/2036 •	1,218	1,197
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	172	169
6.000% due 09/25/2037	314	326
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	60	60
Citigroup Global Markets Mortgage Securities, Inc.
3.006% due 05/25/2032 •	79	79
Citigroup Mortgage Loan Trust
4.355% due 11/25/2036 ^~	659	606
4.380% due 08/25/2035 ~	732	732
4.380% due 08/25/2035 ^~	80	61
4.550% due 09/25/2037 ^~	3,033	2,484
4.990% due 11/25/2035 •	1,188	1,186
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	343	335
3.996% due 02/25/2034 ~	85	85
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	683	660
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	664	534
Countrywide Alternative Loan Trust
2.626% due 06/25/2036 •	1,201	1,117
2.646% due 04/25/2047 •	3,971	3,787
2.676% due 01/25/2037 ^•	89	87
2.696% due 09/25/2046 ^•	137	126
2.700% due 07/20/2035 •	39	38
2.706% due 06/25/2037 •	23	21
2.756% due 09/25/2046 ^•	853	671
2.786% due 12/25/2035 •	390	377
2.790% due 11/20/2035 •	3,199	2,998
2.856% due 05/25/2036 ^•	1,454	928
2.856% due 05/25/2037 ^•	52	30
2.876% due 02/25/2037 ^•	10,881	4,117
2.906% due 05/25/2036 ^•	2,100	1,800
2.956% due 09/25/2035 ^•	3,624	2,875
3.006% due 12/25/2035 ^•	4,034	2,891
3.006% due 05/25/2037 ^•	1,254	733
3.206% due 05/25/2036 •	1,592	960
3.216% due 07/25/2036 ^•	1,340	769
3.256% due 08/25/2035 ^•	108	91
3.306% due 12/25/2035 ^•	772	674
3.406% due 12/25/2036 ^•	5,909	3,040
3.637% due 01/25/2036 •	1,022	1,028
3.830% due 06/25/2037 ^~	185	171
3.863% due 10/25/2035 ^~	485	417
5.250% due 06/25/2035 ^	23	21
5.500% due 04/25/2035	544	541
5.500% due 10/25/2035 ^	500	417
5.500% due 11/25/2035 ^	2,424	2,148
5.500% due 12/25/2035 ^	327	272
5.500% due 01/25/2036	430	374

5.500% due 03/25/2036 ^		65	48
5.750% due 07/25/2035 ^		2,201	1,936
6.000% due 04/25/2036 ^		912	675
6.000% due 01/25/2037 ^		1,160	963
6.000% due 02/25/2037 ^		2,890	2,096
6.000% due 03/25/2037 ^		1,101	791
6.000% due 08/25/2037 ^		736	577
6.250% due 11/25/2036 ^		634	547
6.500% due 09/25/2037 ^		1,395	953
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •		3	3
3.146% due 03/25/2035 •		168	168
3.166% due 02/25/2035 •		68	68
3.246% due 02/25/2035 •		1,181	1,153
3.266% due 09/25/2034 •		5	5
3.604% due 07/25/2034 ~		158	158
3.656% due 09/25/2034 ^~		33	24
3.686% due 03/25/2037 ^~		140	127
3.796% due 06/20/2035 ~		15	14
3.910% due 11/19/2033 ~		27	26
3.910% due 08/25/2034 ^~		9	8
3.910% due 08/25/2034 ~		132	128
4.290% due 11/25/2034 ~		69	69
4.512% due 12/25/2033 ~		28	28
4.592% due 02/20/2036 ^•		399	348
4.667% due 02/20/2036 ^•		884	805
4.696% due 10/19/2032 ~		5	5
5.500% due 11/25/2035 ^		106	92
5.500% due 07/25/2037 ^		686	542
5.750% due 07/25/2037 ^		3,330	2,783
5.750% due 08/25/2037		12,540	10,947
6.000% due 02/25/2036 ^		691	522
6.000% due 03/25/2036 ^		6	5
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •		1,278	1,237
2.906% due 11/25/2034 •		31	30
Credit Suisse First Boston Mortgage Securities Corp.
0.230% due 05/15/2023 ~(a)		169,962	608
2.885% due 03/25/2032 ~		75	72
6.000% due 01/25/2036 ^		1,632	1,198
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~		5	5
7.000% due 02/25/2034		185	202
Credit Suisse Mortgage Capital Certificates
3.756% due 07/27/2037 ~		2,947	2,720
3.927% due 08/27/2046 ~		2,484	2,504
4.035% due 02/26/2036 ~		185	185
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		533	434
7.000% due 08/25/2037 ^~		1,026	865
Deutsche ALT-A Securities, Inc.
2.806% due 04/25/2037 •		658	425
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.606% due 08/25/2037 ^•		797	650
2.626% due 08/25/2036 ^•		2,715	2,513
Downey Savings & Loan Association Mortgage Loan Trust
2.730% due 08/19/2045 •		19	18
3.077% due 03/19/2046 ^•		885	811
EMF-NL BV
0.682% due 07/17/2041 •	EUR	1,200	1,299
EMF-NL Prime BV
0.482% due 04/17/2041 •		4,796	5,255
Eurosail PLC
1.182% due 10/17/2040 •		2,616	2,986
First Horizon Alternative Mortgage Securities Trust
3.958% due 03/25/2035 ~		$41	34
4.052% due 01/25/2036 ^~		4,781	3,670
4.105% due 04/25/2036 ^~		631	590
4.172% due 06/25/2036 ^~		710	655
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,221	1,034
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~		194	161
GMAC Mortgage Corp. Loan Trust
4.190% due 06/25/2034 ~		5	5
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •		13	12
3.046% due 11/25/2045 •		92	81
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~		29	29
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	698	707
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	309
GSMPS Mortgage Loan Trust
2.856% due 03/25/2035 •		58	55

GSR Mortgage Loan Trust
3.830% due 03/25/2033 •	11	11
3.830% due 06/25/2034 ~	135	133
5.750% due 03/25/2036 ^	393	396
5.750% due 01/25/2037 ^	804	716
6.000% due 02/25/2036 ^	2,219	1,687
6.000% due 03/25/2037 ^	1,489	1,293
6.000% due 05/25/2037 ^	513	468
6.500% due 09/25/2036 ^	496	384
HarborView Mortgage Loan Trust
2.650% due 11/19/2036 •	190	186
2.650% due 07/19/2046 ^•	187	143
2.650% due 11/19/2046 ^•	55	46
2.780% due 11/19/2035 •	1,157	1,098
2.929% due 06/19/2045 ^•	3,247	2,095
2.950% due 06/19/2035 •	67	67
2.970% due 01/19/2036 •	1,664	1,312
3.030% due 02/19/2036 •	1,134	953
3.053% due 10/19/2035 •	694	591
3.290% due 11/19/2034 ^•	802	738
4.265% due 04/19/2034 ~	7	7
HomeBanc Mortgage Trust
3.594% due 04/25/2037 ^~	12,624	11,557
Impac CMB Trust
3.166% due 03/25/2035 •	135	132
Impac Secured Assets Trust
2.856% due 05/25/2036 •	258	254
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051	355	381
IndyMac Mortgage Loan Trust
2.666% due 04/25/2037 •	582	566
2.696% due 09/25/2046 •	33	29
2.706% due 11/25/2046 •	532	487
2.756% due 02/25/2037 •	2,373	1,659
3.736% due 06/25/2037 ^~	785	663
3.875% due 06/25/2036 ~	992	924
3.928% due 01/25/2036 ^~	436	395
4.261% due 12/25/2034 ~	417	417
4.315% due 10/25/2034 ~	1,191	1,218
4.395% due 12/25/2036 ^~	43	41
4.600% due 01/25/2036 ~	1,222	1,218
JPMorgan Alternative Loan Trust
2.646% due 03/25/2037 •	938	900
2.822% due 06/27/2037 •	503	448
4.107% due 05/25/2037 ^~	1,571	1,409
5.500% due 11/25/2036 ^~	1	1
5.663% due 05/26/2037 «~	5,911	5,024
6.310% due 08/25/2036 ^Ø	2,618	2,311
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	224	220
2.665% due 01/15/2046	58	58
3.414% due 01/15/2046	46	46
JPMorgan Mortgage Trust
3.899% due 04/25/2036 ^~	318	292
4.067% due 05/25/2034 ~	88	88
4.101% due 07/25/2035 ~	34	35
4.115% due 11/25/2033 ~	10	11
4.130% due 04/25/2037 ^~	56	53
4.385% due 11/25/2035 ^~	474	461
5.750% due 01/25/2036 ^	1,179	909
6.000% due 08/25/2037 ^	16	13
6.250% due 07/25/2036 ^	1,819	1,385
6.500% due 01/25/2036 ^	640	503
6.500% due 08/25/2036 ^	2,199	1,627
JPMorgan Resecuritization Trust
4.141% due 05/27/2037 ~	211	210
Lehman XS Trust
2.706% due 08/25/2046 •	2,869	2,727
2.736% due 04/25/2046 ^•	2,496	2,445
MASTR Adjustable Rate Mortgages Trust
2.926% due 05/25/2047 ^•	96	95
3.106% due 05/25/2047 ^•	574	473
4.131% due 05/25/2034 ~	121	120
4.438% due 11/21/2034 ~	47	48
MASTR Seasoned Securitization Trust
3.949% due 10/25/2032 ~	19	20
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	95	95
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	201	195
Merrill Lynch Alternative Note Asset Trust
2.485% due 02/25/2037 •	256	254
Merrill Lynch Mortgage Investors Trust
0.690% due 11/25/2029 ~(a)	2,058	44
2.756% due 11/25/2035 •	1	1
2.886% due 08/25/2035 •	1,285	1,283

3.166% due 06/25/2028 •		2	2
3.677% due 03/25/2036 ^~		1,303	970
4.176% due 02/25/2036 ~		917	919
4.302% due 02/25/2033 ~		28	27
4.398% due 05/25/2033 ~		6	5
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		106	105
2.657% due 05/15/2046		113	111
2.825% due 08/15/2045		107	107
3.912% due 07/15/2046 ~		40	40
Morgan Stanley Mortgage Loan Trust
2.766% due 03/25/2036 •		518	418
3.683% due 07/25/2035 ~		230	202
3.937% due 08/25/2034 ~		271	255
4.065% due 07/25/2035 ^~		147	135
4.262% due 06/25/2036 ~		3,757	3,696
4.293% due 06/25/2036 ~		37	38
4.579% due 08/25/2034 ~		23	23
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.926% due 06/25/2037 •		6,848	5,819
3.961% due 10/25/2035 ~		634	626
4.638% due 08/25/2035 ~		329	328
Nomura Asset Acceptance Corp. Reperforming Loan Trust
6.500% due 02/25/2035 ^		761	757
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.886% due 12/25/2035 •		4,655	4,348
5.675% due 12/25/2035 ~		67	67
Prime Mortgage Trust
2.906% due 02/25/2034 •		3	3
5.500% due 06/25/2036 ^		133	131
RBSGC Structured Trust
5.500% due 11/25/2035 ^		4,963	4,579
RBSSP Resecuritization Trust
2.555% due 08/27/2037 •		1,656	1,616
2.795% due 06/27/2036 •		9,319	7,609
Residential Accredit Loans, Inc. Trust
2.646% due 01/25/2037 •		1,556	1,491
2.686% due 05/25/2036 •		2,088	1,882
2.691% due 12/25/2036 •		132	126
2.756% due 02/25/2036 ^•		301	231
2.756% due 08/25/2037 •		112	104
2.906% due 11/25/2036 ^•		434	331
3.306% due 10/25/2045 •		259	236
3.919% due 02/25/2035 ^~		905	776
4.240% due 03/25/2035 ^~		379	358
4.753% due 01/25/2036 ^~		2,477	2,221
5.090% due 12/26/2034 ^~		301	222
5.107% due 09/25/2035 ^~		393	356
6.000% due 06/25/2036 ^		368	332
6.500% due 09/25/2037 ^		473	409
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•		1,928	946
2.956% due 02/25/2034 •		126	115
5.500% due 09/25/2035 ^		124	102
5.500% due 12/25/2035 ^		343	281
5.750% due 02/25/2036 ^		1,126	796
6.000% due 07/25/2036		502	420
6.000% due 07/25/2037 ^		1,530	995
Residential Funding Mortgage Securities, Inc. Trust
4.222% due 09/25/2036 ^~		35	22
4.450% due 02/25/2036 ^~		604	553
6.000% due 10/25/2036 ^		722	677
6.500% due 03/25/2032		21	22
RMAC Securities PLC
1.050% due 06/12/2044 •	GBP	851	1,011
Securitized Asset Sales, Inc.
4.612% due 11/26/2023 ~		$27	24
Sequoia Mortgage Trust
3.026% due 11/22/2024 •		26	26
3.931% due 09/20/2046 ^~		103	84
Structured Adjustable Rate Mortgage Loan Trust
2.726% due 06/25/2037 •		2,878	2,736
2.826% due 10/25/2035 •		5,102	4,838
3.557% due 01/25/2035 ^•		22	20
3.790% due 04/25/2036 ^~		611	509
3.922% due 09/25/2036 ^~		444	340
4.072% due 10/25/2036 ^~		538	439
4.124% due 01/25/2035 ~		175	173
4.145% due 03/25/2034 ~		16	16
Structured Asset Mortgage Investments Trust
2.626% due 08/25/2036 •		304	279
2.686% due 07/25/2046 •		3,301	3,057
2.716% due 05/25/2036 •		244	224
2.716% due 08/25/2036 ^•		1,494	1,381
2.720% due 07/19/2035 •		337	334
2.786% due 02/25/2036 ^•		474	449

2.806% due 08/25/2036 ^•		793	651
2.966% due 05/25/2045 •		62	61
3.050% due 07/19/2034 •		11	11
3.130% due 09/19/2032 •		3	3
3.170% due 03/19/2034 •		4	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.574% due 03/25/2033 ~		72	72
Structured Asset Securities Corp. Trust
2.856% due 02/25/2035 •		22	21
Thornburg Mortgage Securities Trust
2.636% due 06/25/2037 •		23,858	22,974
3.870% due 10/25/2043 ~		111	109
TIAA Seasoned Commercial Mortgage Trust
5.481% due 08/15/2039 ~		94	94
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	86
3.244% due 04/10/2046		40	40
UBS-Citigroup Commercial Mortgage Trust
2.183% due 01/10/2045 ~(a)		22,288	1,061
Wachovia Mortgage Loan Trust LLC
4.479% due 03/20/2037 ^~		380	371
4.677% due 10/20/2035 ~		1,483	1,379
4.694% due 05/20/2036 ^~		774	758
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 05/25/2046 •		168	161
2.518% due 12/25/2046 •		503	497
2.776% due 12/25/2045 •		8	8
2.796% due 12/25/2045 •		689	681
2.863% due 12/25/2046 •		398	391
2.887% due 01/25/2047 •		181	182
2.907% due 06/25/2047 ^•		115	47
3.137% due 06/25/2046 •		1,058	1,028
3.300% due 05/25/2037 ^~		92	81
3.319% due 10/25/2036 ^~		48	45
3.320% due 03/25/2037 ^~		35,282	32,549
3.357% due 11/25/2042 •		19	18
3.500% due 03/25/2033 ~		71	72
3.525% due 06/25/2037 ^~		1,930	1,781
3.546% due 07/25/2037 ^~		443	395
3.557% due 06/25/2042 •		291	281
3.557% due 08/25/2042 •		160	159
3.672% due 03/25/2035 ~		295	290
3.770% due 03/25/2034 ~		4	4
3.829% due 10/25/2036 ^~		1,141	1,039
3.849% due 01/25/2036 ~		1,225	1,253
4.079% due 06/25/2033 ~		102	103
4.087% due 08/25/2035 ~		589	594
4.184% due 10/25/2034 ~		252	252
4.392% due 09/25/2033 ~		16	16
4.622% due 12/25/2032 ~		3,617	3,696
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	724
1.710% due 12/21/2049 •		9,021	11,414
2.410% due 12/21/2049 •		910	1,153
2.910% due 12/21/2049 •		455	578
3.410% due 12/21/2049 •		260	330
3.910% due 12/21/2049 •		260	327
Washington Mutual Mortgage Pass-Through Certificates Trust
2.927% due 04/25/2047 •		$5,614	4,165
3.206% due 01/25/2036 ^•		4,786	3,643
3.686% due 02/25/2033 ~		8	7
4.162% due 06/25/2033 ~		51	51
5.500% due 11/25/2035		177	154
5.750% due 11/25/2035 ^		1,211	1,085
6.000% due 10/25/2035 ^		606	463
Wells Fargo Alternative Loan Trust
2.856% due 06/25/2037 ^•		1,937	1,393
Wells Fargo Mortgage-Backed Securities Trust
4.090% due 03/25/2035 ~		178	180
4.209% due 04/25/2036 ~		168	164
4.226% due 04/25/2035 ~		29	29
4.334% due 05/25/2036 ^~		303	310
4.434% due 07/25/2036 ^~		1,645	1,644
4.607% due 09/25/2034 ~		387	381
4.620% due 04/25/2036 ^~		37	36
4.662% due 04/25/2036 ^~		375	375
4.668% due 10/25/2033 ~		294	298
4.903% due 12/25/2033 ~		2	2
5.750% due 03/25/2037 ^		11	11

6.000% due 03/25/2037 ^	1,174	1,136

Total Non-Agency Mortgage-Backed Securities (Cost $332,742)		370,434

ASSET-BACKED SECURITIES 17.4%
ACE Securities Corp. Home Equity Loan Trust
2.626% due 08/25/2036 ^•	3,297	1,086
2.666% due 08/25/2036 ^•	1,768	586
2.706% due 12/25/2036 •	5,876	2,229
3.481% due 11/25/2033 •	249	245
Aegis Asset-Backed Securities Trust
3.506% due 03/25/2035 ^•	454	421
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,425	1,468
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.631% due 11/25/2034 •	870	856
5.325% due 11/25/2035 Ø	1	1
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	510	500
Argent Securities Trust
2.616% due 09/25/2036 •	432	175
2.656% due 06/25/2036 •	4,020	1,429
2.656% due 07/25/2036 •	2,433	909
2.656% due 09/25/2036 •	1,019	414
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.326% due 02/25/2034 •	1,030	997
Asset-Backed Funding Certificates Trust
2.616% due 01/25/2037 •	3,864	2,463
2.666% due 01/25/2037 •	1,857	1,191
3.206% due 06/25/2034 •	588	578
3.506% due 06/25/2037 •	57	48
3.556% due 03/25/2034 ^•	1,630	1,517
3.631% due 12/25/2032 •	446	447
Asset-Backed Securities Corp. Home Equity Loan Trust
2.936% due 11/25/2035 •	138	139
2.956% due 11/25/2035 •	1,200	1,200
3.601% due 02/25/2035 •	1,398	1,411
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036 Ø	157	160
Bayview Financial Revolving Asset Trust
3.436% due 02/28/2040 •	122	117
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •	6,392	7,563
2.676% due 01/25/2037 •	1,017	950
2.706% due 12/25/2036 •	2,213	2,209
2.906% due 09/25/2046 •	706	681
2.936% due 12/25/2035 •	500	501
2.960% due 11/25/2035 ^•	180	180
2.996% due 09/25/2035 •	2,266	2,250
3.035% due 11/25/2035 ^•	1,540	1,525
3.256% due 09/25/2035 •	173	173
3.466% due 04/25/2035 •	2,158	2,163
3.506% due 11/25/2042 •	7	7
5.500% due 08/25/2036	439	439
5.750% due 11/25/2034 ^Ø	1,135	1,109
6.500% due 10/25/2036 ^	4,800	3,617
Belle Haven ABS CDO Ltd.
2.942% due 11/03/2044 •	17,124	8,518
2.982% due 11/03/2044 •	25,674	12,888
Business Jet Securities LLC
4.447% due 06/15/2033	2,803	2,835
Carrington Mortgage Loan Trust
2.666% due 10/25/2036 •	1,346	999
2.746% due 06/25/2036 •	3,400	3,197
2.966% due 06/25/2035 •	503	505
3.406% due 05/25/2034 •	1,826	1,844
Centex Home Equity Loan Trust
2.966% due 10/25/2035 •	201	202
Citigroup Mortgage Loan Trust
2.646% due 08/25/2036 •	317	317
2.666% due 09/25/2036 •	14,822	11,077
2.666% due 12/25/2036 •	2,399	1,653
Citius Funding Ltd.
2.564% due 05/05/2046 ^•	451,290	28,657
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 Ø	9,380	10,192
Countrywide Asset-Backed Certificates
2.646% due 08/25/2037 •	6,887	6,781
2.656% due 07/25/2036 ^•	1,652	1,650
2.656% due 12/25/2046 •	1,566	1,566
2.666% due 12/25/2035 ^•	389	384
2.676% due 06/25/2047 •	644	639
2.696% due 06/25/2047 •	6,774	6,686
2.786% due 09/25/2036 •	2,414	2,411
2.796% due 06/25/2036 •	2,691	2,681

2.806% due 06/25/2036 •	1,833	1,830
2.816% due 09/25/2037 ^•	1,732	1,211
2.846% due 12/25/2036 ^•	266	142
2.856% due 04/25/2036 •	733	732
2.986% due 01/25/2036 •	1,996	2,003
3.361% due 05/25/2036 •	3,920	3,928
3.376% due 04/25/2035 •	2,146	2,157
4.006% due 02/25/2035 •	4,400	4,482
4.111% due 01/25/2034 ^•	416	413
4.700% due 10/25/2046 ^~	1,564	1,528
4.789% due 07/25/2036 ~	91	91
Countrywide Asset-Backed Certificates Trust
2.656% due 10/25/2046 ^•	233	233
2.966% due 05/25/2036 •	350	346
3.226% due 07/25/2034 •	1,061	1,064
4.783% due 12/25/2034 ~	4,131	4,185
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	6	6
Credit-Based Asset Servicing & Securitization LLC
3.256% due 04/25/2036 •	3,039	2,911
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.816% due 03/25/2037 ^Ø	10,337	5,904
Credit-Based Asset Servicing & Securitization Trust
2.656% due 11/25/2036 •	1,182	750
3.581% due 01/25/2037 ^Ø	1,451	671
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	164	165
7.790% due 05/25/2030 ^Ø	449	485
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	3,800	3,773
Fairbanks Capital Mortgage Loan Trust
3.706% due 05/25/2028 •	7	7
Fieldstone Mortgage Investment Trust
2.475% due 11/25/2036 •	1,827	1,171
First Franklin Mortgage Loan Asset-Backed Certificates
3.331% due 05/25/2034 •	613	604
First Franklin Mortgage Loan Trust
2.646% due 09/25/2036 •	1,045	1,034
2.996% due 07/25/2035 •	300	301
3.451% due 03/25/2035 •	2,900	2,875
3.781% due 07/25/2034 •	787	790
Fremont Home Loan Trust
2.636% due 11/25/2036 •	6,227	2,885
2.656% due 01/25/2037 •	1,769	1,004
2.746% due 02/25/2037 •	4,739	2,498
2.756% due 05/25/2036 •	10,768	7,074
GSAA Home Equity Trust
2.786% (US0001M + 0.280%) due 07/25/2037 ~	31,412	12,237
2.956% due 08/25/2037 •	764	719
4.999% due 09/25/2035 ~	155	156
GSAMP Trust
2.556% due 12/25/2046 •	1,436	867
2.606% due 12/25/2046 •	5,239	3,185
2.656% due 09/25/2036 •	1,778	852
2.656% due 12/25/2046 •	3,371	2,061
2.736% due 12/25/2046 •	648	400
2.746% due 08/25/2036 •	1,203	1,026
2.776% due 04/25/2036 •	3,300	2,468
3.376% due 11/25/2034 •	1,775	1,756
Home Equity Asset Trust
2.996% due 12/25/2035 •	91	91
Home Equity Loan Trust
2.846% due 04/25/2037 •	3,000	2,470
Home Equity Mortgage Loan Asset-Backed Trust
2.666% due 07/25/2037 •	3,506	2,206
2.706% due 07/25/2037 •	5,156	3,262
2.746% due 04/25/2037 •	2,633	1,978
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^Ø	202	68
HSI Asset Securitization Corp. Trust
2.616% due 12/25/2036 •	4,319	1,569
2.676% due 12/25/2036 •	1,249	454
2.696% due 01/25/2037 •	2,153	1,694
2.726% due 12/25/2036 •	9,243	3,384
IXIS Real Estate Capital Trust
2.736% due 01/25/2037 •	4,648	2,337
Jamestown CLO Ltd.
3.126% due 07/15/2026 •	1,672	1,668
JPMorgan Mortgage Acquisition Trust
2.656% due 07/25/2036 •	1,771	1,053
2.666% due 07/25/2036 ^•	1,745	735
6.130% due 07/25/2036 ^Ø	1,389	691
L2L Education Loan Trust
2.647% due 06/15/2031 •	4,890	4,782
Lehman XS Trust
2.656% due 04/25/2037 ^•	19	18

2.676% due 01/25/2037 •	665	636
2.766% due 05/25/2046 ^•	45,426	40,661
Long Beach Mortgage Loan Trust
2.806% due 02/25/2036 •	2,087	1,724
3.186% due 01/25/2046 •	5,000	4,975
4.115% due 07/25/2032 ^•	136	147
MASTR Asset-Backed Securities Trust
2.556% due 10/25/2036 •	1,088	477
2.556% due 11/25/2036 •	69	31
2.656% due 08/25/2036 •	1,095	583
2.746% due 03/25/2036 •	4,239	3,068
2.746% due 10/25/2036 •	1,700	1,562
3.006% due 10/25/2035 ^•	932	875
Meritage Mortgage Loan Trust
3.256% due 11/25/2035 •	156	158
Merrill Lynch Mortgage Investors Trust
2.616% due 08/25/2037 •	2,426	1,505
2.656% due 08/25/2037 •	14,640	9,144
2.956% due 02/25/2047 •	644	472
3.256% due 06/25/2036 •	312	314
4.190% due 02/25/2037 ^Ø	1,733	351
Monroe Capital BSL CLO Ltd.
3.797% due 05/22/2027 •	16,200	16,175
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 12/25/2036 •	4,373	2,665
2.616% due 03/25/2037 •	1,785	929
2.646% due 11/25/2036 •	11,354	7,172
2.656% due 09/25/2036 •	11,538	5,623
2.656% due 10/25/2036 •	25,189	15,936
2.656% due 11/25/2036 •	3,840	2,633
2.656% due 12/25/2036 •	968	595
2.666% due 09/25/2036 •	2,075	1,217
2.686% due 02/25/2037 •	2,428	1,048
2.706% due 02/25/2037 •	73	46
2.726% due 11/25/2036 •	6,139	3,910
2.746% due 06/25/2036 •	1,361	927
2.756% due 08/25/2036 •	154	98
2.756% due 03/25/2037 •	19,138	10,113
2.866% due 02/25/2037 •	1,745	769
3.421% due 03/25/2035 •	1,100	1,097
3.556% due 09/25/2033 •	1,129	1,122
3.556% due 06/25/2035 ^•	4,000	3,701
Morgan Stanley Home Equity Loan Trust
2.606% due 12/25/2036 •	1,858	1,092
National Collegiate Student Loan Trust
2.766% due 02/26/2029 •	535	533
Nelnet Student Loan Trust
2.600% due 10/25/2033 •	432	427
2.747% due 05/27/2025 •	263	262
2.924% due 03/23/2037 •	258	255
3.172% due 03/25/2026 •	411	406
3.306% due 04/25/2046 •	39	40
New Century Home Equity Loan Trust
5.506% due 01/25/2033 ^•	626	576
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.836% due 10/25/2036 ^•	4,908	1,620
2.906% due 02/25/2037 ^•	522	221
North Carolina State Education Assistance Authority
3.306% due 07/25/2039 •	758	760
NovaStar Mortgage Funding Trust
2.656% due 09/25/2036 •	4,380	2,442
2.676% due 11/25/2036 •	9,343	4,254
2.716% due 01/25/2037 •	3,547	1,656
2.756% due 10/25/2036 •	1,436	854
OFSI Fund Ltd.
3.345% due 10/18/2026 •	8,100	8,082
Option One Mortgage Loan Trust
2.636% due 07/25/2037 •	1,277	887
2.686% due 04/25/2037 •	1,227	769
2.696% due 01/25/2036 •	116	116
2.726% due 01/25/2037 •	1,092	695
2.746% due 04/25/2037 •	1,371	920
2.756% due 03/25/2037 •	711	419
2.756% due 07/25/2037 •	1,729	1,218
Ownit Mortgage Loan Trust
2.656% due 05/25/2037 •	2,447	2,017
3.415% due 10/25/2035 Ø	797	487
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •	3,333	3,355
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 09/25/2035 •	1,578	1,582
4.306% due 12/25/2034 •	754	762
People’s Financial Realty Mortgage Securities Trust
2.646% due 09/25/2036 •	2,709	1,056
RAAC Trust
2.806% due 06/25/2044 •	592	528

2.846% due 02/25/2036 •		719	716
2.846% due 08/25/2036 •		3,510	3,514
Renaissance Home Equity Loan Trust
3.506% due 12/25/2033 •		16	16
3.644% due 09/25/2037 Ø		6,584	5,041
5.612% due 04/25/2037 Ø		3,812	1,724
Residential Asset Mortgage Products Trust
3.006% due 09/25/2035 •		338	338
3.066% due 06/25/2032 •		5	4
Residential Asset Securities Corp. Trust
2.656% due 07/25/2036 •		6,457	6,130
2.686% due 04/25/2036 •		484	484
2.776% due 04/25/2036 •		297	297
2.776% due 07/25/2036 •		2,963	2,397
2.876% due 03/25/2036 •		166	165
3.331% due 07/25/2034 •		462	457
3.346% due 12/25/2034 •		863	858
3.541% due 08/25/2035 •		2,000	1,978
Saxon Asset Securities Trust
2.676% due 10/25/2046 •		2,183	2,132
3.110% due 03/25/2035 ^•		683	667
Securitized Asset-Backed Receivables LLC Trust
2.756% due 03/25/2036 •		3,172	2,380
3.271% due 02/25/2034 •		1,554	1,531
SG Mortgage Securities Trust
2.656% due 10/25/2036 •		5,100	4,471
2.716% due 10/25/2036 •		2,300	1,821
2.776% due 02/25/2036 •		6,690	4,435
Sierra Madre Funding Ltd.
2.763% due 09/07/2039 •		30,649	27,232
2.783% due 09/07/2039 •		71,531	63,555
SLC Student Loan Trust
3.016% due 05/15/2028 •		25	25
SLM Private Education Loan Trust
1.850% due 06/17/2030		234	233
5.705% due 05/16/2044 •		577	584
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,052	2,346
2.660% due 07/25/2025 •		$128	116
3.040% due 10/26/2026 •		55	55
3.990% due 04/25/2023 •		7,138	7,181
4.006% due 06/25/2043 •		103	105
4.006% due 09/25/2076 •		104	104
4.306% due 11/25/2070 •		141	144
Soundview Home Loan Trust
2.616% due 02/25/2037 •		5,006	1,912
2.786% due 10/25/2036 •		6,633	6,551
3.331% due 06/25/2035 •		33	32
3.456% due 09/25/2037 •		3,197	3,014
Specialty Underwriting & Residential Finance Trust
2.626% due 03/25/2037 •		1,413	745
2.656% due 09/25/2037 •		5,250	2,552
Structured Asset Investment Loan Trust
3.226% due 10/25/2035 •		1,000	975
3.481% due 01/25/2035 •		1,713	1,649
3.631% due 01/25/2035 •		606	499
3.886% due 04/25/2033 •		36	35
4.081% due 01/25/2035 •		684	297
4.231% due 01/25/2035 ^•		589	52
Structured Asset Securities Corp. Mortgage Loan Trust
2.826% due 05/25/2037 •		885	882
Structured Asset Securities Corp. Trust
2.966% due 09/25/2035 •		11,700	11,068
Talon Funding Ltd.
3.241% due 06/05/2035 •		1,703	656
Terwin Mortgage Trust
3.446% due 12/25/2034 •		69	68
4.761% due 09/25/2036 Ø		20	20
Triaxx Prime CDO Ltd.
2.609% due 10/02/2039 •		6,604	3,798
Washington Mutual Asset-Backed Certificates Trust
2.746% due 05/25/2036 •		2,175	1,898
Wells Fargo Home Equity Asset-Backed Securities Trust
4.081% due 02/25/2035 •		3,600	3,608
Zais CLO Ltd.
3.586% due 04/15/2028 •		7,300	7,286

Total Asset-Backed Securities (Cost $581,039)			634,659

SOVEREIGN ISSUES 3.5%
Argentina Government International Bond
5.875% due 01/11/2028 (k)		10,600	7,658
6.875% due 01/11/2048		4,800	3,366
41.328% (BADLARPP) due 10/04/2022 ~	ARS	2,200	93
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	32

50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		19,715	505
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		4,737	126
59.257% (ARLLMONP) due 06/21/2020 ~(a)		421,097	12,045
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	300	358
Brazil Government International Bond
5.625% due 02/21/2047		$1,750	1,657
Kuwait International Government Bond
3.500% due 03/20/2027		14,900	14,858
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	17,218	12,202
3.000% due 09/20/2030		4,587	3,607
Peru Government International Bond
6.150% due 08/12/2032	PEN	20,800	6,294
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	6,787
4.500% due 01/20/2022		4,700	4,848
4.500% due 04/23/2028		2,100	2,197
5.103% due 04/23/2048		800	842
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,720	10,106
Saudi Government International Bond
2.375% due 10/26/2021		$600	579
2.875% due 03/04/2023		1,600	1,541
3.250% due 10/26/2026		1,600	1,500
3.625% due 03/04/2028		4,300	4,077
4.500% due 04/17/2030		13,700	13,651
4.500% due 10/26/2046		5,100	4,626
4.625% due 10/04/2047		5,500	5,039
5.000% due 04/17/2049		1,400	1,352
Turkey Government International Bond
7.250% due 12/23/2023		7,000	7,206

Total Sovereign Issues (Cost $147,049)			127,152

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		9,536	1

Total Common Stocks (Cost $506)			1

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500%		3,500	4,417

Total Convertible Preferred Securities (Cost $4,179)			4,417

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society
10.250% ~		12,250	2,182

Total Preferred Securities (Cost $2,590)			2,182

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		$11,800	11,803

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
3.150% due 02/06/2019		1,600	1,595

REPURCHASE AGREEMENTS (j) 0.1%			3,933

ARGENTINA TREASURY BILLS 0.3%
(1.804)% due 01/31/2019 - 06/28/2019 (e)(f)	ARS	359,440	9,925

JAPAN TREASURY BILLS 5.3%
(0.228)% due 01/21/2019 - 03/11/2019 (e)(f)	JPY	21,170,000	193,178

U.S. TREASURY BILLS 0.0%
2.325% due 01/31/2019 (f)(o)		$167	167

Total Short-Term Instruments (Cost $216,983)			220,601

Total Investments in Securities (Cost $4,410,930)			4,431,345

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short Asset Portfolio		36,147,017	358,650
PIMCO Short-Term Floating NAV Portfolio III		3,926,829	38,813

Total Short-Term Instruments (Cost $400,820)			397,463

Total Investments in Affiliates (Cost $400,820)			397,463

Total Investments 132.6% (Cost $4,811,750)			$4,828,808
Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $34,302)			(5,545)
Other Assets and Liabilities, net (32.4)%			(1,180,424)

Net Assets 100.0%			$3,642,839

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$3,933	U.S. Treasury Notes 2.875% due 09/30/2023	$(4,012)	$3,933	$3,933

Total Repurchase Agreements						$(4,012)	$3,933	$3,933

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.570%	11/14/2018	01/14/2019		$(97,468)	$(97,809)
	2.780	12/13/2018	01/11/2019		(1,674)	(1,677)
GRE	2.540	11/13/2018	02/13/2019		(8,622)	(8,652)
NOM	2.550	12/21/2018	TBD	(3)	(7,840)	(7,847)
NXN	2.140	12/07/2018	01/18/2019		(145,250)	(145,474)
	2.380	10/05/2018	01/07/2019		(57,154)	(57,490)
	2.450	10/22/2018	01/18/2019		(66,238)	(66,562)
RCY	2.660	12/04/2018	01/04/2019		(11,412)	(11,437)
	2.660	12/14/2018	01/14/2019		(10,244)	(10,258)

Total Reverse Repurchase Agreements						$(407,206)

(k)	Securities with an aggregate market value of $411,282 and cash of $130 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(244,230) at a weighted average interest rate of 2.103%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	1,859	$213,204	$3,491	$465	$0
U.S. Treasury 10-Year Note March Futures	03/2019	2,550	311,140	7,443	996	0

				$10,934	$1,461	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,756	$(1,643,650)	$12,039	$0	$(84)
Euro-BTP Italy Government Bond March Futures	03/2019	1,499	(219,528)	(10,397)	0	(103)
U.S. Treasury 30-Year Bond March Futures	03/2019	85	(12,410)	(567)	0	(40)

				$1,075	$0	$(227)

Total Futures Contracts				$12,009	$1,461	$(227)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.311%		$36,400	$492	$(54)	$438	$0	$(11)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.712		3,000	(10)	45	35	0	(1)
Caterpillar Financial Services Corp.	1.000	Quarterly	06/20/2019	0.091		2,500	43	(32)	11	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.217		1,000	13	(11)	2	0	0
Daimler AG	1.000	Quarterly	12/20/2020	0.442	EUR	1,800	30	(6)	24	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		1,200	(9)	3	(6)	1	0
Ford Motor Credit Co. LLC	0.000	Quarterly	12/20/2023	2.398		$1,800	241	(35)	206	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.487		31,300	29	442	471	2	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.612		12,400	103	61	164	0	(7)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706		15,600	315	(137)	178	2	0

							$1,247	$276	$1,523	$6	$(19)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$62,100	$(4,524)	$3,151	$(1,373)	$0	$(103)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(43)	(169)	0	(15)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	467	(633)	0	(80)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(176)	(349)	0	(83)

						$(5,923)	$3,399	$(2,524)	$0	$(281)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2019		$76,900	$778	$(183)	$595	$10	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		5,500	(39)	81	42	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		223,600	5,179	(324)	4,855	12	0
Pay	3-Month USD-LIBOR	2.600	Semi-Annual	09/26/2023		802,100	(8,456)	14,371	5,915	1,466	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		258,600	(2,738)	4,149	1,411	508	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		103,800	(672)	2,870	2,198	0	(310)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		79,300	(138)	2,253	2,115	0	(251)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,520	17,242	7,368	24,610	0	(1,203)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		200,400	17,391	541	17,932	0	(657)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(4)	8	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		31,500	3,614	(1,245)	2,369	0	(174)
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		167,800	8,622	(13,571)	(4,949)	0	(988)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		75,000	1,407	(3,549)	(2,142)	0	(447)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	168,200	469	2,001	2,470	135	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		34,800	755	(1,876)	(1,121)	0	(31)
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	2,620	(1,090)	0	(5)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(114)	74	(40)	0	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024		209,900	3,861	(2,969)	892	0	(362)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	(852)	(1,885)	13	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		1,560,000	138	(348)	(210)	0	(3)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		11,740,000	36	(2,807)	(2,771)	0	(54)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	(1,904)	(2,176)	125	0
Receive	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	261	271	335	0

							$42,342	$6,957	$49,299	$2,604	$(4,486)

Total Swap Agreements							$37,666	$10,632	$48,298	$2,610	$(4,786)

(m)

Securities with an aggregate market value of $97,637 and cash of $8,641have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	21,689		$16,288	$397	$0
	01/2019	DKK	610,934		97,232	3,480	0
	01/2019		$1,882	ARS	76,601	116	0
	02/2019	SEK	12,260		$1,356	0	(32)
BPS	01/2019	BRL	92,224		23,965	170	0
	01/2019		$3,849	ARS	154,160	170	0
	01/2019		23,942	BRL	92,224	0	(147)
	01/2019		92,512	DKK	610,934	1,240	0
	04/2019	DKK	610,934		$93,253	0	(1,247)
CBK	01/2019	AUD	19,747		14,466	555	0
	01/2019	EUR	120,354		137,381	0	(606)
	01/2019	MXN	21,239		1,030	0	(49)
	01/2019	NOK	2,440		286	4	0
	02/2019		$19,046	COP	60,051,989	0	(597)
	03/2019	KRW	167,692		$150	0	(1)
DUB	01/2021		$2,352	BRL	10,311	122	0
GLM	01/2019	EUR	5,229		$5,967	0	(28)
	01/2019	GBP	91,902		117,488	329	(25)
	01/2019		$1,046	GBP	826	7	0
	01/2019		251	MXN	5,006	4	0
	01/2019		20,203	RUB	1,364,537	0	(675)
	02/2019	ILS	1,106		$301	4	0
	03/2019	JPY	10,340,000		92,325	0	(2,487)
	07/2019		$19,628	ARS	942,909	516	0
HUS	01/2019		404		16,120	8	0
	02/2019		93		3,854	2	0
	04/2019	ARS	4,674		$110	0	(1)
	01/2021	BRL	10,311		1,590	0	(884)
IND	01/2019	NZD	21,298		14,490	192	0
JPM	01/2019	JPY	309,600		2,737	0	(88)
	01/2019	MXN	360,713		17,507	0	(788)
	01/2019		$1,235	GBP	984	19	0
	01/2019		24,670	RUB	1,659,908	0	(914)
	02/2019		32,543	TRY	190,925	2,607	0
	02/2019	ZAR	27,846		$1,888	0	(39)
MSB	03/2019		$2,491	INR	177,549	41	0
NAB	01/2019	JPY	4,925,000		$43,927	0	(1,061)
RYL	01/2019		5,415,000		48,131	0	(1,333)
SCX	01/2019		490,000		4,342	0	(134)
SOG	01/2019		$9,475	RUB	647,546	0	(208)
SSB	03/2019	SGD	32,516		$23,794	0	(105)
	03/2019	TWD	714,795		23,373	0	(161)
UAG	01/2019	JPY	2,083,591		18,393	0	(623)
	03/2019	HKD	12,085		1,549	2	0

Total Forward Foreign Currency Contracts						$9,985	$(12,233)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019		$11,000	$(19)	$(21)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	25,200	(48)	(40)

							$(67)	$(61)

Total Written Options							$(67)	$(61)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.997%		$500	$(16)	$16	$0	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	1.099		4,700	(184)	172	0	(12)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530		2,500	(63)	4	0	(59)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		1,100	(35)	35	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	1.076		700	(27)	26	0	(1)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	1,500	(210)	2	0	(208)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.04899999		$3,050	248	(504)	0	(256)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		4,600	(148)	150	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	1.099		2,100	(81)	76	0	(5)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		2,100	(27)	4	0	(23)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		100	(3)	3	0	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.04899999		5,250	431	(872)	0	(441)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		2,600	(84)	85	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		2,300	(23)	(2)	0	(25)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		4,000	(206)	(11)	0	(217)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		1,900	(120)	51	0	(69)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		200	(6)	6	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	1.076		700	(34)	33	0	(1)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997		1,250	(40)	41	1	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530		14,500	(378)	35	0	(343)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		13,600	(739)	3	0	(736)
MYC	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746		11,800	(417)	428	11	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.938		11,800	(237)	247	10	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.357		11,400	81	310	391	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.067		3,400	99	(75)	24	0

								$(2,219)	$263	$440	$(2,396)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$16	$0	$(10)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	431	0	(197)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	293	0	(131)

						$(1,078)	$740	$0	$(338)

Total Swap Agreements						$(3,297)	$1,003	$440	$(2,734)

(o)

Securities with an aggregate market value of $5,907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,204	$14,427	$48,631
Corporate Bonds & Notes
Banking & Finance	0	731,577	0	731,577
Industrials	0	190,622	0	190,622
Utilities	0	82,304	0	82,304
Municipal Bonds & Notes
California	0	20,369	0	20,369
Illinois	0	2,930	0	2,930
Puerto Rico	0	449	0	449
Washington	0	27,817	0	27,817
West Virginia	0	7,075	0	7,075
U.S. Government Agencies	0	922,698	0	922,698
U.S. Treasury Obligations	0	1,037,427	0	1,037,427
Non-Agency Mortgage-Backed Securities	0	365,410	5,024	370,434
Asset-Backed Securities	0	634,659	0	634,659
Sovereign Issues	0	127,152	0	127,152
Common Stocks
Consumer Discretionary	1	0	0	1
Convertible Preferred Securities
Banking & Finance	4,417	0	0	4,417
Preferred Securities
Banking & Finance	0	2,182	0	2,182
Short-Term Instruments
Certificates of Deposit	0	11,803	0	11,803
Commercial Paper	0	1,595	0	1,595
Repurchase Agreements	0	3,933	0	3,933
Argentina Treasury Bills	0	9,925	0	9,925
Japan Treasury Bills	0	193,178	0	193,178
U.S. Treasury Bills	0	167	0	167
	$4,418	$4,407,476	$19,451	$4,431,345

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$397,463	$0	$0	$397,463

Total Investments	$401,881	$4,407,476	$19,451	$4,828,808

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,461	2,610	0	4,071
Over the counter	0	10,425	0	10,425
	$1,461	$13,035	$0	$14,496

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(227)	(4,786)	0	(5,013)
Over the counter	0	(15,028)	0	(15,028)

	$(227)	$(19,814)	$0	$(20,041)

Total Financial Derivative Instruments	$1,234	$(6,779)	$0	$(5,545)

Totals	$403,115	$4,400,697	$19,451	$4,823,263

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Local Currency and Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0% ¤
ARGENTINA 1.4%
SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	12,730	$416
41.328% (BADLARPP) due 10/04/2022 ~		45,806	1,928
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	42
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		817,937	20,945
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		12,173	323
59.257% (ARLLMONP) due 06/21/2020 ~(a)		804,468	23,010
Provincia de Buenos Aires
52.516% due 05/31/2022 •(a)		33,884	812
52.545% due 12/06/2019 •(a)		17,900	459

Total Argentina (Cost $91,475)			47,935

BRAZIL 9.9%
CORPORATE BONDS & NOTES 0.9%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	398
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	1,010
6.875% due 07/30/2019		800	813
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (f)(h)		299	5
0.000% due 01/31/2019 (f)(h)		1,281	23
Petrobras Global Finance BV
6.125% due 01/17/2022		3,359	3,455
8.375% due 05/23/2021		715	779
Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	96,600	25,111

			31,594

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	21,923

SOVEREIGN ISSUES 8.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (f)	BRL	440,650	112,009
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		273,400	73,789
10.000% due 01/01/2023		219,500	59,363
10.000% due 01/01/2025		107,100	28,885
10.000% due 01/01/2027		46,700	12,591

			286,637

Total Brazil (Cost $337,008)			340,154

CAYMAN ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		$393	379
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		834	474
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,125	1,985

Total Cayman Islands (Cost $3,814)			2,838

CHILE 1.6%
SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica en Pesos
4.500% due 03/01/2021	CLP	10,010,000	14,704
4.500% due 03/01/2026		15,480,000	22,719
5.000% due 03/01/2035		6,180,000	9,317

Bonos del Banco Central de Chile en Pesos
6.000% due 03/01/2022		2,430,000	3,724
Inflación Vinculados Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023		1,929,605	3,195

Total Chile (Cost $57,336)			53,659

COLOMBIA 2.4%
CORPORATE BONDS & NOTES 1.2%
Banco Davivienda S.A.
7.500% due 10/24/2022	COP	27,700,000	8,756
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,432,000	733
8.375% due 02/01/2021		33,798,000	10,511
8.375% due 11/08/2027		66,377,000	19,801

			39,801

SOVEREIGN ISSUES 1.2%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,449
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	461
7.750% due 04/14/2021		17,532,000	5,621
9.850% due 06/28/2027		10,938,000	4,124
Colombian TES
6.000% due 04/28/2028		34,350,000	10,031
7.000% due 06/30/2032		18,272,200	5,556
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,238,000	7,013

			40,255

Total Colombia (Cost $102,252)			80,056

CZECH REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	723,420	28,291
2.400% due 09/17/2025		1,142,300	52,567

Total Czech Republic (Cost $82,269)			80,858

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	217,550	4,198

Total Dominican Republic (Cost $4,470)			4,198

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
3.406% (US0003M + 0.970%) due 07/13/2020 ~		$2,200	2,142
4.250% due 10/14/2021		16,500	16,143
6.680% due 01/23/2025	IDR	667,100,000	41,518

Total Germany (Cost $68,125)			59,803

HUNGARY 5.6%
SOVEREIGN ISSUES 5.6%
Hungary Government International Bond
0.500% due 04/21/2021	HUF	9,705,000	34,089
1.750% due 10/26/2022		6,000,000	21,528
2.500% due 10/24/2024		4,341,200	15,541
2.750% due 12/22/2026		110,600	390
3.000% due 06/26/2024		8,131,100	30,183
5.500% due 06/24/2025		626,300	2,629
6.000% due 11/24/2023		5,492,100	23,520
7.000% due 06/24/2022		6,000,000	25,308
7.500% due 11/12/2020		9,689,700	39,016

Total Hungary (Cost $191,270)			192,204

INDONESIA 4.1%
CORPORATE BONDS & NOTES 0.4%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$4,700	4,769
Jasa Marga Persero Tbk PT
7.500% due 12/11/2020	IDR	132,420,000	8,644

			13,413

SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
6.375% due 04/15/2042		429,067,000	23,017
8.250% due 06/15/2032		354,600,000	24,680
8.750% due 05/15/2031		145,800,000	10,583
8.750% due 02/15/2044		160,363,000	11,187
9.500% due 05/15/2041		252,932,000	18,974
10.500% due 08/15/2030		262,191,000	21,377
10.500% due 07/15/2038		193,692,000	15,855

			125,673

Total Indonesia (Cost $186,373)			139,086

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	200	219
0.063% (EUR003M + 0.380%) due 01/21/2020 ~		100	113
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$600	579
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	100	129
5.875% due 11/04/2020		100	133

Total Ireland (Cost $1,155)			1,173

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	3,235,500	7,367

Total Kazakhstan (Cost $9,811)			7,367

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		$1,474	612
Gazprom OAO Via Gaz Capital S.A.
5.338% due 09/25/2020	GBP	6,951	9,281
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	6,000	6,909
5.180% due 06/28/2019		$10,555	10,609

Total Luxembourg (Cost $27,913)			27,411

MALAYSIA 3.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
5.250% due 08/12/2019		$7,500	7,598

SOVEREIGN ISSUES 3.0%
Malaysia Government International Bond
3.795% due 09/30/2022	MYR	100,860	24,444
3.800% due 08/17/2023		22,200	5,363
3.844% due 04/15/2033		20,200	4,555
3.990% due 10/15/2025		42,597	10,228
4.070% due 09/30/2026		5,700	1,366
4.127% due 04/15/2032		9,300	2,167
4.181% due 07/15/2024		39,862	9,753
4.232% due 06/30/2031		20,297	4,809
4.254% due 05/31/2035		13,400	3,120
4.444% due 05/22/2024		6,800	1,681
4.498% due 04/15/2030		91,592	22,392
4.837% due 07/15/2025 (i)		7,400	1,871

4.935% due 09/30/2043		51,180	12,432

			104,181

Total Malaysia (Cost $115,224)			111,779

MEXICO 2.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	341,100	15,405
8.460% due 12/18/2036		122,900	5,003
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		$1,200	0
Petroleos Mexicanos
7.190% due 09/12/2024	MXN	903,300	35,943

			56,351

SOVEREIGN ISSUES 1.3%
Mexico Government International Bond
8.500% due 05/31/2029		901,000	45,145

Total Mexico (Cost $152,686)			101,496

NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% due 08/04/2028 •	EUR	400	459

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$300	301

Total Netherlands (Cost $762)			760

PERU 7.0%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	67,600	20,158

SOVEREIGN ISSUES 6.4%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		49,900	15,925
Peru Government International Bond
5.700% due 08/12/2024		41,804	12,866
5.940% due 02/12/2029		170,000	51,418
6.150% due 08/12/2032		3,700	1,120
6.350% due 08/12/2028		83,300	25,992
6.850% due 02/12/2042		22,600	7,117
8.200% due 08/12/2026		301,100	104,980

			219,418

Total Peru (Cost $242,552)			239,576

PHILIPPINES 0.9%
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	19,248
4.950% due 01/15/2021		638,000	11,966

Total Philippines (Cost $40,795)			31,214

POLAND 9.2%
SOVEREIGN ISSUES 9.2%
Poland Government International Bond
1.750% due 07/25/2021	PLN	72,900	19,545
2.000% due 04/25/2021		20,800	5,615
2.250% due 04/25/2022		290,600	78,694
2.500% due 07/25/2026		115,700	30,666
2.500% due 07/25/2027		50,300	13,230
3.250% due 07/25/2025		328,900	92,037
4.000% due 10/25/2023		206,400	59,841
5.250% due 10/25/2020		10,300	2,944
5.750% due 10/25/2021		167	50
5.750% due 09/23/2022		40,900	12,430

Total Poland (Cost $302,801)			315,052

QATAR 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State Of Qatar
3.603% due 12/21/2020 «		$19,400	19,303

Total Qatar (Cost $19,255)			19,303

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bond
4.850% due 04/22/2026	RON	7,800	1,948
5.800% due 07/26/2027		37,400	9,968
5.850% due 04/26/2023		37,800	9,871
5.950% due 06/11/2021		14,550	3,747

Total Romania (Cost $27,940)			25,534

RUSSIA 6.5%
SOVEREIGN ISSUES 6.5%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	5,238
7.000% due 01/25/2023		4,800	66
7.000% due 08/16/2023		714,600	9,772
7.050% due 01/19/2028		876,104	11,434
7.400% due 12/07/2022		3,707,100	51,998
7.500% due 08/18/2021		396,300	5,637
7.600% due 04/14/2021		162,100	2,320
7.600% due 07/20/2022		3,534,269	50,115
7.700% due 03/23/2033		1,629,000	21,771
8.150% due 02/03/2027		1,701,000	23,927
8.500% due 09/17/2031		2,785,800	39,863

Total Russia (Cost $310,828)			222,141

SOUTH AFRICA 9.9%
CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)	ZAR	140,400	2,826
0.000% due 12/31/2032 (f)		352,000	3,638
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	691

			7,155

SOVEREIGN ISSUES 9.7%
South Africa Government International Bond
6.250% due 03/31/2036		35,100	1,741
6.750% due 03/31/2021		6,100	422
7.000% due 02/28/2031		977,027	55,875
7.750% due 02/28/2023		809,300	55,571
8.000% due 01/31/2030		960,150	60,429
8.250% due 03/31/2032		877,500	54,868
8.500% due 01/31/2037		347,000	21,422
8.750% due 01/31/2044		266,600	16,525
8.875% due 02/28/2035		597,000	38,528
9.000% due 01/31/2040		288,100	18,433

10.500% due 12/21/2026		120,900	9,173

			332,987

Total South Africa (Cost $404,017)			340,142

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	700	502
7.250% due 12/07/2024	IDR	63,300,000	4,124

Total South Korea (Cost $5,502)			4,626

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	850	1,049

Total Spain (Cost $979)			1,049

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	8,044
6.000% due 01/14/2019		2,300	2,294

Total Sri Lanka (Cost $10,425)			10,338

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
European Bank for Reconstruction & Development
6.450% due 12/13/2022	IDR	382,380,000	25,058
7.375% due 04/15/2019		30,700,000	2,127
9.250% due 12/02/2020		35,170,000	2,496
European Investment Bank
4.950% due 03/01/2019		20,000,000	1,383
7.200% due 07/09/2019		13,990,000	970
Inter-American Development Bank
7.875% due 03/14/2023		271,800,000	18,864

Total Supranational (Cost $56,872)			50,898

THAILAND 4.4%
SOVEREIGN ISSUES 4.4%
Thailand Government International Bond
1.875% due 06/17/2022	THB	550,000	16,815
2.000% due 12/17/2022		1,242,000	38,069
2.125% due 12/17/2026		1,379,000	41,452
3.625% due 06/16/2023		800,000	26,169
3.650% due 06/20/2031		345,400	11,631
3.775% due 06/25/2032		481,850	16,374

Total Thailand (Cost $146,302)			150,510

TURKEY 4.6%
CORPORATE BONDS & NOTES 0.0%
Turkiye Garanti Bankasi A/S
3.865% (US0003M + 1.250%) due 02/11/2019 ~		$500	500

SOVEREIGN ISSUES 4.6%
Export-Credit Bank of Turkey
5.875% due 04/24/2019		7,200	7,198
Turkey Government International Bond
7.100% due 03/08/2023	TRY	113,800	14,483
8.800% due 09/27/2023		183,400	25,649
9.500% due 01/12/2022		15,000	2,286
10.400% due 03/20/2024		122,000	18,044
10.600% due 02/11/2026		136,900	20,049
11.000% due 03/02/2022		363,500	57,685

11.000% due 02/24/2027		95,100	13,904

			159,298

Total Turkey (Cost $308,868)			159,798

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,400	6,351
7.750% due 09/01/2022		6,600	6,081

Total Ukraine (Cost $13,274)			12,432

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.2%
Ukreximbank Via Biz Finance PLC
16.500% due 03/02/2021	UAH	182,000	5,848

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	693
1.710% due 12/21/2049 •		8,605	10,887
2.410% due 12/21/2049 •		868	1,100
2.910% due 12/21/2049 •		434	551
3.410% due 12/21/2049 •		248	315
3.910% due 12/21/2049 •		248	312

			13,858

Total United Kingdom (Cost $21,483)			19,706

UNITED STATES 7.5%
ASSET-BACKED SECURITIES 1.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.676% due 03/25/2036 •		$489	486
Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 Ø		465	467
Countrywide Asset-Backed Certificates Trust
2.746% due 02/25/2037 •		5,300	5,170
3.256% due 11/25/2035 •		4,320	4,284
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •		17	11
Credit-Based Asset Servicing & Securitization Trust
3.581% due 01/25/2037 ^Ø		18,624	8,614
Fieldstone Mortgage Investment Trust
2.696% due 05/25/2036 •		1,814	1,390
Fremont Home Loan Trust
2.746% due 08/25/2036 •		3,064	1,382
2.916% due 11/25/2035 •		500	452
GSAA Home Equity Trust
6.002% due 11/25/2036 Ø		1,555	928
Home Equity Asset Trust
3.856% due 02/25/2033 •		376	373
HSI Asset Securitization Corp. Trust
2.646% due 01/25/2037 •		1,510	1,207
2.796% due 11/25/2035 •		58	58
Lehman XS Trust
5.346% due 01/25/2036 ^Ø		4,895	4,226
MASTR Asset-Backed Securities Trust
2.726% due 11/25/2036 •		4,087	2,834
2.786% due 05/25/2037 •		1,655	1,409
Morgan Stanley ABS Capital, Inc. Trust
3.271% due 01/25/2035 •		300	289
Morgan Stanley Mortgage Loan Trust
4.135% due 11/25/2036 ^•		278	134
Option One Mortgage Loan Trust
2.726% due 04/25/2037 •		946	729
2.726% due 05/25/2037 •		342	237
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.026% due 09/25/2035 •		4,300	3,685
Securitized Asset-Backed Receivables LLC Trust
2.796% due 12/25/2035 •		2,108	2,061
SLM Student Loan Trust
0.233% due 01/25/2040 •	EUR	2,400	2,549
Soundview Home Loan Trust
2.676% due 08/25/2037 •		$1,012	921
2.856% due 03/25/2036 •		1,900	1,839
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		726	721

Wells Fargo Home Equity Asset-Backed Securities Trust
2.736% due 04/25/2037 •		607	588
2.826% due 03/25/2037 •		2,000	1,638

			48,682

CORPORATE BONDS & NOTES 2.4%
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	50,000	3,257
BAT Capital Corp.
3.204% due 08/14/2020 •		$3,800	3,763
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 •	EUR	200	225
0.375% due 05/17/2022		200	216
2.200% due 01/09/2020		$200	197
3.100% due 01/09/2023		400	374
3.450% due 05/15/2024		100	94
5.550% due 05/04/2020		100	102
International Lease Finance Corp.
6.250% due 05/15/2019		1,700	1,715
8.250% due 12/15/2020		300	323
JPMorgan Chase Bank N.A.
9.500% due 07/17/2031	IDR	340,585,000	26,018
10.000% due 02/17/2028		456,198,000	35,235
Rio Oil Finance Trust
8.200% due 04/06/2028		$4,700	4,935
9.250% due 07/06/2024		3,642	3,901
9.750% due 01/06/2027		1,569	1,724

			82,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø		1,021	893
Banc of America Funding Trust
3.945% due 03/20/2036 ~		70	68
BCAP LLC Trust
2.676% due 01/25/2037 ^•		352	331
3.345% due 05/26/2037 ~		4,601	4,003
Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~		144	135
4.343% due 01/25/2035 ~		12	11
Bear Stearns ALT-A Trust
3.848% due 08/25/2036 ^~		352	287
4.209% due 09/25/2035 ^~		25	21
Citigroup Mortgage Loan Trust
4.202% due 07/25/2046 ^~		60	54
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~		16	16
CitiMortgage Alternative Loan Trust
3.156% due 10/25/2036 •		1,887	1,558
6.000% due 06/25/2037 ^		112	108
Civic Mortgage LLC
4.349% due 11/25/2022 Ø		1,285	1,286
Countrywide Alternative Loan Trust
2.856% due 05/25/2036 ^•		2,418	1,542
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •		1,846	1,763
4.058% due 09/25/2047 ^~		40	38
6.500% due 12/25/2037		1,076	820
Countrywide Home Loan Reperforming REMIC Trust
2.926% due 11/25/2034 •		560	513
Credit Suisse Mortgage Capital Certificates
2.781% due 11/30/2037 ~		1,300	1,138
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •		174	167
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •		350	310
GSR Mortgage Loan Trust
4.173% due 11/25/2035 ^~		93	78
HarborView Mortgage Loan Trust
2.810% due 06/20/2035 •		691	681
4.105% due 08/19/2036 ^~		19	18
4.157% due 10/19/2035 •		542	423
HomeBanc Mortgage Trust
3.228% due 04/25/2037 ^~		75	70
Impac CMB Trust
3.146% due 03/25/2035 •		244	237
IndyMac Mortgage Loan Trust
2.686% due 02/25/2037 ^•		634	604
2.686% due 02/25/2037 •		1,138	1,030
3.146% due 07/25/2045 •		209	203
JPMorgan Mortgage Trust
4.188% due 06/25/2036 ^~		534	511

JPMorgan Resecuritization Trust
2.500% due 03/25/2056		1,055	991
Lehman XS Trust
2.756% due 08/25/2037 •		3,151	3,074
Luminent Mortgage Trust
2.686% due 12/25/2036 ^•		47	44
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•		90	17
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~		21	21
Residential Accredit Loans, Inc. Trust
5.089% due 02/25/2036 ^~		137	122
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•		169	83
Sequoia Mortgage Trust
3.766% due 01/20/2047 ^~		46	37
Structured Adjustable Rate Mortgage Loan Trust
3.557% due 01/25/2035 ^•		59	56
4.033% due 03/25/2036 ^~		92	82
Structured Asset Mortgage Investments Trust
2.806% due 02/25/2037 •		2,908	2,752
Suntrust Adjustable Rate Mortgage Loan Trust
4.304% due 10/25/2037 ^~		2,314	2,172
TBW Mortgage-Backed Trust
6.040% due 01/25/2037 ^Ø		1,763	750
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		776	709
WaMu Mortgage Pass-Through Certificates Trust
2.876% due 05/25/2034 •		387	353
3.030% due 01/25/2037 ^~		100	91
3.161% due 04/25/2037 ^~		63	57
3.513% due 03/25/2036 ~		1,255	1,221
3.676% due 12/25/2036 ^~		61	58
3.880% due 09/25/2036 ^~		88	83
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•		60	54
4.309% due 07/25/2036 ^~		489	479
4.729% due 10/25/2036 ~		1,909	1,882

			34,105

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae, TBA
4.000% due 02/01/2049		91,000	92,722
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		19	21

			92,743

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (l)		800	724

Total United States (Cost $264,748)			258,333

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	371,900	11,347

Total Uruguay (Cost $13,151)			11,347

SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$11,700	11,707

REPURCHASE AGREEMENTS (j) 0.4%			15,206

SHORT-TERM NOTES 0.0%
Republic of Argentina Bond
3.750% due 02/08/2019	ARS	33,160	1,249

ARGENTINA TREASURY BILLS 0.9%
(0.996)% due 01/31/2019 - 06/28/2019 (e)(f)		1,078,981	31,845

EGYPT TREASURY BILLS 0.6%
19.592% due 01/08/2019 - 03/19/2019 (e)(f)	EGP	341,775	18,657

GREECE TREASURY BILLS 0.1%
0.909% due 02/01/2019 - 03/01/2019 (e)(f)	EUR	4,200	4,808

JAPAN TREASURY BILLS 5.3%
(0.290)% due 02/12/2019 (f)(g)	JPY	20,000,000	182,501

SOUTH AFRICA TREASURY BILLS 0.3%
8.043% due 10/23/2019 (f)(g)	ZAR	136,800	8,935

U.S. TREASURY BILLS 1.0%
2.341% due 01/03/2019 - 03/14/2019 (e)(f)(l)(n)		$34,850	34,777

Total Short-Term Instruments (Cost $303,313)			309,685

Total Investments in Securities (Cost $3,925,048)			3,432,461

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III		7,160,415	70,774

Total Short-Term Instruments (Cost $70,759)			70,774

Total Investments in Affiliates (Cost $70,759)			70,774

Total Investments 102.1% (Cost $3,995,807)			$3,503,235
Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $2,431)			(7,678)
Other Assets and Liabilities, net (1.9)%			(63,277)

Net Assets 100.0%			$3,432,280

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,456	$1,871	0.05%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$15,206	U.S. Treasury Notes 2.875% due 09/30/2023	$(15,512)	$15,206	$15,207

Total Repurchase Agreements						$(15,512)	$15,206	$15,207

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	01/01/2049	$3,000	$(3,142)	$(3,141)

Total Short Sales (0.1)%				$(3,142)	$(3,141)

(1)	Includes accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	1,415	$162,283	$2,657	$354	$0
U.S. Treasury 10-Year Note March Futures	03/2019	361	44,048	1,052	141	0

Total Futures Contracts				$3,709	$495	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	1.653%	$600	$(17)	$10	$(7)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039	1,700	(81)	4	(77)	1	0

						$(98)	$14	$(84)	$1	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	6.440%	Maturity	01/02/2019	BRL	340,500	$0	$24	$24	$0	$0
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		96,800	2,106	1,457	3,563	3	0
Pay	1-Year BRL-CDI	6.650	Maturity	07/01/2019		180,000	1	56	57	0	(1)
Pay	1-Year BRL-CDI	6.920	Maturity	07/01/2019		227,900	18	160	178	0	(1)
Pay	1-Year BRL-CDI	7.730	Maturity	07/01/2019		327,000	300	486	786	0	(2)
Receive	1-Year BRL-CDI	6.900	Maturity	01/02/2020		309,600	(110)	(190)	(300)	0	(1)
Pay	1-Year BRL-CDI	9.560	Maturity	01/02/2020		6,200	72	19	91	0	0
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		721,100	3,877	12,177	16,054	34	0
Pay	1-Year BRL-CDI	7.830	Maturity	01/04/2021		642,700	8	1,568	1,576	0	(5)
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	813	813	0	(1)
Receive	1-Year BRL-CDI	8.790	Maturity	01/04/2021		296,300	(1,233)	(1,157)	(2,390)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		57,400	(4)	1,637	1,633	1	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	411	409	2	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(384)	(384)	0	(2)
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	2,624	2,710	1	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(2,385)	(2,385)	0	(1)
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	530	526	6	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/04/2027		48,900	(120)	(366)	(486)	0	(4)
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		166,700	7	(1,978)	(1,971)	0	(16)
Receive	1-Year BRL-CDI	12.070	Maturity	01/04/2027		24,000	(111)	(565)	(676)	0	(4)
Receive	1-Year BRL-CDI	12.550	Maturity	01/04/2027		23,100	(94)	(640)	(734)	0	(4)
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	31	(3)	0	0
Pay	3-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	124	124	2	0
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(576)	(325)	0	(15)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$189,230	(3,190)	466	(2,724)	0	(8)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		215,430	1,647	(4,318)	(2,671)	318	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		140,780	5,242	(1,820)	3,422	0	(255)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		64,490	3,661	(1,220)	2,441	0	(241)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		39,600	(49)	(904)	(953)	0	(153)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		45,720	(1,488)	2,556	1,068	0	(261)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	229,900	(254)	7	(247)	23	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	44	52	4	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	25	28	0	(2)
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023	CZK	1,055,200	(403)	1,387	984	162	0
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(1,410)	(1,410)	0	(158)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	959,200	87	(1,330)	(1,243)	137	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	(653)	(653)	75	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	(93)	(93)	11	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		678,000	254	(1,089)	(835)	98	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	(397)	(2,681)	53	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	(588)	(2,457)	58	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	(1,967)	(1,967)	174	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	670	670	189	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	896	896	350	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,838,800	0	1,518	1,518	361	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		752,200	623	(1,685)	(1,062)	144	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	(402)	(537)	0	(126)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,090,200	0	(1,043)	(1,043)	0	(341)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		1,103,300	0	(1,917)	(1,917)	0	(350)
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	(1,817)	(1,457)	158	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	138	138	0	(9)

							$7,227	$(1,070)	$6,157	$2,365	$(1,961)

Total Swap Agreements							$7,129	$(1,056)	$6,073	$2,366	$(1,961)

(l)

Securities with an aggregate market value of $4,620 and cash of $16,662 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019	$	1,422	THB	46,495	$9	$0
BOA	01/2019	ARS	306,239	$	7,523	0	(463)
	01/2019	$	2,226	RUB	148,605	0	(100)
	01/2019		2,495	UAH	70,409	27	0
	02/2019	RON	18,541	$	4,565	6	(1)
	03/2019	CNH	119,427		17,440	55	0
	03/2019	$	4,705	HUF	1,332,126	71	0
BPS	01/2019	ARS	340,595	$	9,003	0	(41)
	01/2019	BRL	350,433		90,483	101	(34)
	01/2019	PEN	200,109		60,339	961	0
	01/2019	$	10,631	ARS	425,535	627	0
	01/2019		90,084	BRL	350,433	371	(39)
	01/2019		743	EGP	13,881	25	0
	01/2019		70,848	PLN	263,101	0	(532)
	01/2019		41,054	TRY	225,251	1,202	0
	02/2019	JPY	20,000,000	$	177,469	0	(5,525)
	02/2019	PEN	14,409		4,249	0	(21)
	02/2019	TRY	42,498		7,315	0	(509)
	02/2019	$	5,420	COP	17,237,075	0	(124)
	02/2019		10,270	PEN	34,775	35	0
	02/2019		358	ZAR	4,972	0	(14)
	03/2019	HUF	15,000,000	$	53,301	0	(470)
	03/2019	$	1,131	IDR	16,629,986	12	0
	04/2019	BRL	11,900	$	3,078	28	0
	12/2019	TRY	263,719		41,054	0	(1,350)
	08/2020		32,085		3,406	0	(1,278)
BRC	01/2019	RUB	147,409		2,183	73	0
	01/2019	$	5,777	ARS	230,907	178	0
	01/2019		350	MXN	7,036	8	0
	02/2019	EUR	6,072	$	6,959	0	(23)
	02/2019	$	11,057	COP	35,144,963	0	(260)
	02/2019		75,530	CZK	1,691,964	0	(98)
	02/2019		34,241	EUR	30,005	260	0
	02/2019		2,595	RON	10,640	22	0
	02/2019		23,642	RUB	1,575,708	0	(1,141)
	02/2019		45,456	ZAR	625,528	28	(2,194)
	02/2019	ZAR	175,253	$	11,935	46	(239)
	03/2019	MYR	6,240		1,485	0	(27)
	03/2019	$	280	THB	9,120	1	0
BSH	07/2019	ARS	50,453	$	962	0	(122)
BSS	01/2019	$	22,975	ARS	898,335	449	0
	04/2019	BRL	38,750	$	10,139	206	0
	08/2019	ARS	1,106,951		22,975	0	(270)
CBK	01/2019		1,017,631		25,371	0	(1,327)
	01/2019	BRL	5,635		1,443	0	(11)
	01/2019	GBP	104		133	1	0
	01/2019	MXN	896,960		43,510	0	(2,087)
	01/2019	TRY	3,148		575	0	(15)
	01/2019	$	17,679	ARS	681,190	271	0
	01/2019		1,454	BRL	5,635	0	0
	01/2019		12,175	MXN	247,331	398	0
	01/2019		6,474	PLN	24,008	0	(57)
	01/2019		8,263	TRY	45,248	225	0
	02/2019	COP	13,141,623	$	4,070	33	0
	02/2019	CZK	21,552		948	0	(12)
	02/2019	EUR	1,900		2,196	13	0
	02/2019	PEN	35,719		10,609	27	(1)
	02/2019	RUB	97,220		1,445	56	0
	02/2019	$	11,995	CLP	8,090,442	0	(327)
	02/2019		163,430	COP	519,583,891	0	(3,804)
	02/2019		16,350	CZK	373,030	281	0
	02/2019		5,205	ZAR	71,814	0	(235)
	03/2019	HUF	15,048,847	$	53,055	0	(891)
	03/2019	KRW	19,673,886		17,554	0	(159)
	03/2019	THB	263,857		8,015	0	(105)
	03/2019	$	3,207	HUF	901,161	24	0
	03/2019		5,573	RUB	326,299	0	(926)
DUB	01/2019	BRL	373,784	$	96,585	143	0
	01/2019		96,504	BRL	373,784	0	(62)
	01/2019		2,663	EGP	49,320	68	0
	02/2019		96,398	BRL	373,784	0	(130)
	03/2019		19,493	IDR	286,562,073	204	0
	11/2019		4,096	TRY	27,000	296	0
	08/2020	TRY	30,161	$	3,132	0	(1,269)
FBF	01/2019	BRL	37,043		9,560	2	0
	01/2019	$	9,552	BRL	37,043	6	0
	01/2019		18,233	TRY	99,917	511	0
	02/2019	ARS	363,561	$	8,615	0	(451)
	03/2019	PHP	2,113,609		39,962	0	(141)
	03/2019	RUB	326,299		5,573	926	0
	12/2019	TRY	117,074		18,233	0	(592)
	08/2020		26,075		2,768	0	(1,038)
GLM	01/2019	BRL	430,000		111,396	450	0
	01/2019	GBP	18,449		23,592	68	0
	01/2019	PEN	28,556		8,535	64	0
	01/2019	PLN	17,812		4,690	0	(70)
	01/2019	$	2,164	ARS	86,231	39	0
	01/2019		110,973	BRL	430,000	0	(27)
	01/2019		13,945	EGP	260,174	460	0
	01/2019		920	MXN	18,269	9	0
	01/2019		18,147	PHP	959,397	117	0
	01/2019		5,242	PLN	19,961	93	0
	01/2019		5,668	UAH	159,997	71	0
	02/2019	EUR	94	$	107	0	(1)
	02/2019	ILS	1,594		433	6	0
	02/2019	RUB	118,443		1,774	82	0
	02/2019	$	33,071	CLP	22,476,068	0	(656)
	02/2019		23,893	RUB	1,600,555	0	(1,037)
	02/2019		2,517	TRY	14,568	165	0
	03/2019	ARS	1,642,023	$	36,677	0	(2,877)
	03/2019	MYR	28,053		6,687	0	(109)
	03/2019	$	14,152	EGP	260,556	53	0
	03/2019		7,937	HUF	2,219,186	32	(13)
	03/2019		6,815	IDR	100,177,618	71	0
	03/2019		13,082	RUB	876,156	0	(617)
	07/2019		2,299	ARS	108,149	28	0
HUS	01/2019	BRL	10,729	$	2,769	1	0
	01/2019	PLN	50,992		13,627	63	(65)
	01/2019	RUB	1,457,160		21,626	772	0
	01/2019	TRY	8,600		1,609	6	(10)
	01/2019	$	22,564	ARS	897,688	527	0
	01/2019		2,779	BRL	10,730	0	(11)
	01/2019		2,703	EGP	50,323	84	0
	01/2019		190,190	MXN	3,823,355	3,729	0
	02/2019	AUD	711	$	514	13	0
	02/2019	EUR	282		322	0	(2)
	02/2019	$	1,108	ARS	45,860	26	0
	02/2019	ZAR	66,337	$	4,658	67	0
	03/2019	HUF	165,618		585	0	(9)
	03/2019	KRW	132,866		118	0	(2)
	03/2019	THB	595,673		18,205	0	(127)
	03/2019	$	148,315	THB	4,881,345	1,910	0
	04/2019	ARS	383,301	$	9,008	0	(77)
	04/2019	CNH	150,814		21,566	0	(387)
IND	01/2019	BRL	435,447		112,379	28	0
	01/2019	JPY	18,400		162	0	(6)
	01/2019	$	112,087	BRL	435,447	265	0
	01/2019		16,615	MXN	338,325	583	0
	02/2019	CZK	8,626	$	381	0	(3)
	03/2019	HUF	7,186,522		25,323	0	(438)
	03/2019	KRW	4,802,214		4,278	0	(46)
	03/2019	MYR	24,997		5,969	0	(86)
	03/2019	THB	128,283		3,911	0	(37)
JPM	01/2019	BRL	147,710		38,115	9	(6)
	01/2019	PEN	17,906		5,300	0	(14)
	01/2019	RUB	1,012,525		15,002	512	0
	01/2019	TRY	5,515		1,009	0	(26)
	01/2019	$	38,219	BRL	147,710	0	(108)
	01/2019		66,051	MXN	1,359,463	2,911	0
	01/2019		21,061	PLN	79,124	85	0
	02/2019	CZK	52,459	$	2,310	0	(28)
	02/2019	EUR	178		204	0	0
	02/2019	TRY	37,638		6,286	0	(644)
	02/2019	$	63,942	CZK	1,426,904	0	(326)
	02/2019		10,546	TRY	60,408	575	0
	02/2019	ZAR	634,491	$	42,956	0	(955)
	03/2019	HUF	4,451,009		15,924	0	(32)
	03/2019	IDR	7,067,708		478	0	(8)
	03/2019	THB	163,508		5,000	0	(32)
	09/2019	$	15,394	TRY	119,681	4,452	0
MSB	01/2019	BRL	147,710	$	37,681	0	(430)
	01/2019	$	38,153	BRL	147,710	0	(42)
	01/2019		4,072	EGP	75,969	134	0
	02/2019	RUB	31,649	$	475	23	0
	02/2019	$	37,616	BRL	147,710	427	0
	03/2019	EGP	149,396	$	7,936	0	(244)
	03/2019	$	19,264	KRW	21,292,499	0	(93)
	04/2019	ARS	110,253	$	2,532	0	(81)
NGF	03/2019	$	24,728	KRW	27,472,808	7	0
RBC	01/2019	BRL	5,241	$	1,348	0	(4)
	01/2019	$	1,352	BRL	5,241	0	0
	01/2019		740	MXN	15,111	28	0
RYL	02/2019	CZK	7,858	$	346	0	(4)
	03/2019	IDR	45,798,742		3,094	0	(54)
	03/2019	THB	152,437		4,634	0	(57)
SCX	01/2019	RUB	955,444		14,264	591	0
	02/2019	$	7,458	RUB	494,539	0	(396)
	03/2019	THB	408,976	$	12,412	0	(174)
	03/2019	TWD	129,537		4,246	0	(19)
	03/2019	$	17,097	CNH	119,427	287	0
	04/2019	BRL	390,000	$	93,552	0	(6,413)
	04/2019	CNH	119,427		17,074	0	(310)
SOG	01/2019	$	31,819	RUB	2,174,553	0	(698)
	01/2019		9,382	TRY	51,357	252	0
	03/2019	IDR	7,889,999	$	533	0	(9)
	11/2019	$	9,512	TRY	63,666	845	0
	12/2019	TRY	113,254	$	17,645	0	(566)
SSB	01/2019	PHP	959,397		18,051	0	(213)
	02/2019	EUR	34,289		38,859	0	(569)
	03/2019		2,300		2,664	16	0
	03/2019	MYR	62,715		15,000	0	(193)
	03/2019	SGD	180		131	0	(1)
	03/2019	TWD	1,382,990		45,222	0	(312)
	03/2019	$	80,250	MYR	336,165	1,186	0
	03/2019		17,963	PHP	959,397	241	0
TOR	02/2019		31,297	COP	100,000,000	0	(575)
	03/2019	IDR	73,155,500	$	5,000	0	(28)
UAG	01/2019	$	416	MXN	8,370	10	0
	03/2019	IDR	20,983,203	$	1,428	0	(14)
	03/2019	MYR	1,207		290	0	(2)
	03/2019	THB	492,870		15,071	0	(98)

Total Forward Foreign Currency Contracts						$30,759	$(49,006)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	03/20/2019		$8,600	$(10)	$(14)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		5,700	(9)	(11)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	4,300	(8)	(7)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$4,700	(9)	(8)

							$(36)	$(40)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	$15,700	$(1,307)	$(279)
CBK	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	20,100	(281)	0
DUB	Call - OTC USD versus TRY	TRY	13.000	08/27/2020	15,300	(1,357)	(273)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	15,600	(1,206)	(277)
HUS	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	100	(1)	0
MYI	Call - OTC USD versus MXN	MXN	21.760	02/26/2019	28,600	(356)	(82)

						$(4,508)	$(911)

Total Written Options						$(4,544)	$(951)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2019	0.825%	$2,600	$(5)	$8	$3	$0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.403	600	(25)	31	6	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.021	2,700	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	5,400	15	(2)	13	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199	900	10	(5)	5	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	4,800	(4)	8	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	4,000	15	(5)	10	0
DUB	Egypt Government International Bond	1.000	Quarterly	06/20/2020	2.724	5,500	(160)	27	0	(133)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	2,200	8	(3)	5	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	1,400	(7)	25	18	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.288	9,000	24	88	112	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	03/20/2019	3.673	2,300	9	2	11	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	13,300	(4)	16	12	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	6,900	(28)	118	90	0

							$(152)	$309	$290	$(133)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Floating rate equal to 3-Month TRY-LIBOR less 0.197% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	MATURITY	08/27/2020	TRY	57,987	$12,081	$(18)	$(451)	$0	$(469)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$0	$67	$67	$0
BOA	Receive	1-Year ILS-TELBOR	0.285	Annual	02/16/2020	ILS	135,500	0	23	23	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		88,300	0	51	51	0
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	36	34	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	(15)	0	(15)
	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	8	8	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020	THB	1,382,300	0	1,418	1,418	0
BPS	Pay	1-Year ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	1	1	0
	Pay	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	06/21/2026	COP	18,583,800	0	67	67	0
	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021	THB	456,100	0	624	624	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	379	378	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	341	340	0
	Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028		572,000	0	335	335	0
	Pay	6-Month THB-THBFIX	2.417	Semi-Annual	12/19/2028		572,000	0	378	378	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	214,300	0	120	120	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(92)	0	(92)
CBK	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	26	26	0
	Pay	3-Month COP-IBR Compounded-OIS	5.120	Quarterly	12/11/2021		44,294,200	0	95	95	0
	Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	06/07/2026		21,863,000	0	9	9	0
	Pay	3-Month COP-IBR Compounded-OIS	6.395	Quarterly	10/24/2028		29,025,400	0	252	252	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	0	0	0
	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020	THB	124,600	0	38	38	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	51	51	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	234	234	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	639	639	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		618,900	0	847	847	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	499	499	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	89,200	0	31	31	0
	Receive	1-Year ILS-TELBOR	0.590	Annual	10/11/2020		284,000	0	77	77	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		18,800	0	32	32	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	86	86	0
	Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021		94,278,300	0	155	155	0
	Pay	3-Month COP-IBR Compounded-OIS	5.275	Quarterly	04/04/2023		15,847,400	0	28	28	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(353)	0	(353)
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020	THB	194,000	0	45	45	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	28	28	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	167	167	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	331	330	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	304	303	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	5	5	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	24	24	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	199	199	0
FBF	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020		27,000	0	6	6	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	83	83	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	278,500	2	39	41	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		179,600	0	91	91	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		178,100	13	90	103	0
	Pay	1-Year ILS-TELBOR	1.408	Annual	12/10/2023		244,300	0	69	69	0
	Pay	1-Year ILS-TELBOR	1.898	Annual	12/17/2025		86,800	0	178	178	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		58,500	(4)	87	83	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(60)	0	(60)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		38,100	0	(32)	0	(32)
	Pay	3-Month COP-IBR Compounded-OIS	5.495	Quarterly	08/30/2023	COP	27,783,200	0	88	88	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024		16,490,000	0	195	195	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	292	289	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	(37)	0	(37)
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	(10)	0	(10)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	264	264	0
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	19	36	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	93,400	0	54	54	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(18)	0	(17)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	363	363	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020	THB	743,000	0	185	185	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023		1,583,300	0	309	309	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	0	432	432	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		219,200	0	269	269	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	ILS	78,300	0	24	24	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	20	20	0
	Pay	3-Month COP-IBR Compounded-OIS	5.220	Quarterly	03/13/2019	COP	5,000,000	0	4	4	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020		28,690,000	0	108	108	0
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021		51,628,600	0	57	57	0
	Pay	3-Month COP-IBR Compounded-OIS	5.250	Quarterly	04/23/2024		43,681,500	0	(69)	0	(69)
	Pay	3-Month COP-IBR Compounded-OIS	5.730	Quarterly	06/21/2024		24,420,500	0	111	111	0
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	06/07/2026		36,887,000	0	8	8	0
	Receive	3-Month COP-IBR Compounded-OIS	6.390	Quarterly	11/21/2028		37,114,100	0	(293)	0	(293)
	Receive	3-Month COP-IBR Compounded-OIS	6.320	Quarterly	12/10/2028		28,956,000	0	(166)	0	(166)
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	36	36	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	430	426	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	52	52	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	48	48	0

								$16	$10,916	$12,076	$(1,144)

Total Swap Agreements								$(154)	$10,774	$12,366	$(1,746)

(n)

Securities with an aggregate market value of $24,010 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$47,935	$0	$47,935
Brazil
Corporate Bonds & Notes	0	31,594	0	31,594
Loan Participations and Assignments	0	0	21,923	21,923
Sovereign Issues	0	286,637	0	286,637
Cayman Islands
Corporate Bonds & Notes	0	2,838	0	2,838
Chile
Sovereign Issues	0	53,659	0	53,659
Colombia
Corporate Bonds & Notes	0	39,801	0	39,801
Sovereign Issues	0	40,255	0	40,255
Czech Republic
Sovereign Issues	0	80,858	0	80,858
Dominican Republic
Sovereign Issues	0	4,198	0	4,198
Germany
Corporate Bonds & Notes	0	59,803	0	59,803
Hungary
Sovereign Issues	0	192,204	0	192,204
Indonesia
Corporate Bonds & Notes	0	13,413	0	13,413
Sovereign Issues	0	125,673	0	125,673
Ireland
Corporate Bonds & Notes	0	1,173	0	1,173
Kazakhstan
Corporate Bonds & Notes	0	7,367	0	7,367
Luxembourg
Corporate Bonds & Notes	0	27,411	0	27,411
Malaysia
Corporate Bonds & Notes	0	7,598	0	7,598
Sovereign Issues	0	104,181	0	104,181
Mexico
Corporate Bonds & Notes	0	56,351	0	56,351
Sovereign Issues	0	45,145	0	45,145
Netherlands
Asset-Backed Securities	0	459	0	459
Corporate Bonds & Notes	0	301	0	301
Peru
Corporate Bonds & Notes	0	20,158	0	20,158
Sovereign Issues	0	219,418	0	219,418
Philippines
Sovereign Issues	0	31,214	0	31,214
Poland
Sovereign Issues	0	315,052	0	315,052
Qatar
Loan Participations and Assignments	0	0	19,303	19,303
Romania
Sovereign Issues	0	25,534	0	25,534
Russia
Sovereign Issues	0	222,141	0	222,141
South Africa
Corporate Bonds & Notes	0	7,155	0	7,155
Sovereign Issues	0	332,987	0	332,987
South Korea
Sovereign Issues	0	4,626	0	4,626
Spain
Sovereign Issues	0	1,049	0	1,049
Sri Lanka
Sovereign Issues	0	10,338	0	10,338
Supranational
Corporate Bonds & Notes	0	50,898	0	50,898
Thailand
Sovereign Issues	0	150,510	0	150,510
Turkey
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	159,298	0	159,298
Ukraine
Sovereign Issues	0	12,432	0	12,432
United Kingdom
Corporate Bonds & Notes	0	5,848	0	5,848
Non-Agency Mortgage-Backed Securities	0	13,858	0	13,858
United States
Asset-Backed Securities	0	48,682	0	48,682
Corporate Bonds & Notes	0	82,079	0	82,079
Non-Agency Mortgage-Backed Securities	0	34,105	0	34,105
U.S. Government Agencies	0	92,743	0	92,743
U.S. Treasury Obligations	0	724	0	724
Uruguay
Sovereign Issues	0	11,347	0	11,347
Short-Term Instruments
Certificates of Deposit	0	11,707	0	11,707
Repurchase Agreements	0	15,206	0	15,206
Short-Term Notes	0	1,249	0	1,249
Argentina Treasury Bills	0	31,845	0	31,845
Egypt Treasury Bills	0	18,657	0	18,657
Greece Treasury Bills	0	4,808	0	4,808
Japan Treasury Bills	0	182,501	0	182,501
South Africa Treasury Bills	0	8,935	0	8,935
U.S. Treasury Bills	0	34,777	0	34,777
	$0	$3,391,235	$41,226	$3,432,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70,774	$0	$0	$70,774

Total Investments	$70,774	$3,391,235	$41,226	$3,503,235

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,141)	$0	$(3,141)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	495	2,366	0	2,861
Over the counter	0	43,125	0	43,125
	$495	$45,491	$0	$45,986

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,961)	0	(1,961)
Over the counter	0	(51,703)	0	(51,703)

	$0	$(53,664)	$0	$(53,664)

Total Financial Derivative Instruments	$495	$(8,173)	$0	$(7,678)

Totals	$71,269	$3,379,921	$41,226	$3,492,416

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,729	$0	$0	$0	$0	$(806)	$0	$0	$21,923	$(806)
Mexico
Common Stocks	215	0	(109)	1,370	0	(1,476)	0	0	0	(1,476)
Netherlands
Loan Participations and Assignments	10,444	0	(10,500)	0	131	(75)	0	0	0	0
Qatar
Loan Participations and Assignments	0	19,254	0	0	0	49	0	0	19,303	49

Totals	$33,388	$19,254	$(10,609)	$1,370	$131	$(2,308)	$0	$0	$41,226	$(2,233)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$21,923	Proxy Pricing	Base Price	96.340
Qatar
Loan Participations and Assignments	19,303	Third Party Vendor	Broker Quote	99.500

Total	$41,226

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.6% ¤
ALBANIA 0.3%
SOVEREIGN ISSUES 0.3%
Albania Government International Bond
3.500% due 10/09/2025	EUR	4,400	$5,022

Total Albania (Cost $5,068)			5,022

ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond
8.250% due 05/09/2028		$3,300	3,117
9.375% due 05/08/2048		3,400	3,192

Total Angola (Cost $6,793)			6,309

ARGENTINA 5.4%
SOVEREIGN ISSUES 5.4%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	15,550	9,941
2.500% due 12/31/2038 Ø		$36,500	20,139
3.375% due 01/15/2023	EUR	12,500	11,362
4.625% due 01/11/2023		$7,700	6,107
5.250% due 01/15/2028	EUR	200	165
5.625% due 01/26/2022		$4,000	3,390
5.875% due 01/11/2028 (g)		7,300	5,274
6.875% due 04/22/2021		3,360	3,048
6.875% due 01/26/2027		17,300	13,245
6.875% due 01/11/2048		15,500	10,869
7.125% due 07/06/2036		3,300	2,378
7.125% due 06/28/2117		1,200	863
7.500% due 04/22/2026		10,000	8,044
7.820% due 12/31/2033	EUR	4,679	4,552
8.280% due 12/31/2033		$2,664	2,091
8.750% due 05/07/2024		900	831
Provincia de Buenos Aires
9.950% due 06/09/2021		1,200	1,133
10.875% due 01/26/2021 (g)		1,000	990
Provincia de Cordoba
7.125% due 06/10/2021		550	487
Provincia de la Rioja
9.750% due 02/24/2025		1,500	1,174
Provincia de Neuquen
7.500% due 04/27/2025		1,340	1,069

Total Argentina (Cost $133,923)			107,152

AZERBAIJAN 1.4%
CORPORATE BONDS & NOTES 1.3%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$23,300	25,245

SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond
4.750% due 03/18/2024		1,800	1,799

Total Azerbaijan (Cost $26,461)			27,044

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond
6.000% due 11/21/2028		$4,750	4,857

Total Bahamas (Cost $4,750)			4,857

BRAZIL 4.7%
CORPORATE BONDS & NOTES 3.1%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$34,100	33,929
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		2,505	2,530
6.875% due 07/30/2019		7,350	7,468
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (d)(e)		1,719	31
0.000% due 01/31/2019 (d)(e)		8,084	144
Petrobras Global Finance BV
6.850% due 06/05/2115		5,000	4,486
6.875% due 01/20/2040 (g)		3,362	3,212
7.250% due 03/17/2044		1,500	1,483
7.375% due 01/17/2027		6,000	6,177
8.750% due 05/23/2026		1,200	1,348

			60,808

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		10,900	10,527

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045		5,000	4,383
5.625% due 01/07/2041		1,350	1,301
5.625% due 02/21/2047		4,900	4,639
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (d)	BRL	41,370	10,516

			20,839

Total Brazil (Cost $91,245)			92,174

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
China Evergrande Group
8.750% due 06/28/2025		$2,400	2,031
Country Garden Holdings Co. Ltd.
5.125% due 01/17/2025		2,400	2,013
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (d)		6,100	4,404
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		2,800	2,796
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		9,644	9,312
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		8,613	4,898
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,098	3,826
Sands China Ltd.
5.125% due 08/08/2025		2,400	2,381
5.400% due 08/08/2028		5,400	5,228

Total Cayman Islands (Cost $38,851)			36,889

CHILE 2.7%
CORPORATE BONDS & NOTES 2.7%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		$400	382
4.250% due 07/17/2042		3,900	3,635
4.500% due 09/16/2025		11,700	11,877
4.500% due 08/01/2047		700	678
4.875% due 11/04/2044		2,400	2,442
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	12,197
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,200
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,431
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		8,843	8,556

Total Chile (Cost $52,508)			52,398

CHINA 2.4%
CORPORATE BONDS & NOTES 2.3%
CNAC HK Finbridge Co. Ltd.
4.625% due 03/14/2023		$5,000	5,050
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		1,500	1,435
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		11,100	10,342
4.375% due 10/17/2023		16,500	16,894
4.875% due 05/17/2042		5,710	6,036
State Grid Overseas Investment Ltd.
4.250% due 05/02/2028 (g)		3,000	3,063
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	1,987

			44,807

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	3,510	511
China Government International Bond
3.290% due 04/18/2020		8,250	1,210
3.380% due 05/23/2023		1,200	178
4.080% due 08/22/2023		1,100	168

			2,067

Total China (Cost $48,333)			46,874

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 05/28/2045		$3,400	3,218
7.375% due 09/18/2043		5,200	5,746

			8,964

SOVEREIGN ISSUES 1.0%
Colombia Government International Bond
5.000% due 06/15/2045		7,000	6,682
6.125% due 01/18/2041		4,100	4,438
7.375% due 09/18/2037		7,425	9,008

			20,128

Total Colombia (Cost $28,594)			29,092

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
5.625% due 04/30/2043		$9,100	6,961

Total Costa Rica (Cost $8,642)			6,961

DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic International Bond
5.500% due 01/27/2025		$7,100	7,056
5.875% due 04/18/2024		1,500	1,523
5.950% due 01/25/2027		16,700	16,700
6.000% due 07/19/2028		14,200	14,218
6.500% due 02/15/2048		3,600	3,411
6.850% due 01/27/2045		1,600	1,580
6.875% due 01/29/2026		2,700	2,838

Total Dominican Republic (Cost $48,090)			47,326

ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
7.875% due 01/23/2028		$8,400	6,862
8.750% due 06/02/2023		500	468
9.625% due 06/02/2027		1,600	1,454

Total Ecuador (Cost $10,512)			8,784

EGYPT 1.2%
SOVEREIGN ISSUES 1.2%
Egypt Government International Bond
5.577% due 02/21/2023	$6,000	5,702
6.125% due 01/31/2022	6,300	6,195
7.500% due 01/31/2027	3,100	2,966
7.903% due 02/21/2048	2,000	1,728
8.500% due 01/31/2047	7,500	6,795

Total Egypt (Cost $25,487)		23,386

EL SALVADOR 0.4%
SOVEREIGN ISSUES 0.4%
El Salvador Government International Bond
5.875% due 01/30/2025	$1,970	1,825
7.625% due 09/21/2034	3,070	3,121
7.750% due 01/24/2023	500	517
8.250% due 04/10/2032	1,510	1,536

Total El Salvador (Cost $7,189)		6,999

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond
6.375% due 12/12/2024	$1,804	1,625

Total Gabon (Cost $1,783)		1,625

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG
4.250% due 10/14/2021	$4,850	4,745

Total Germany (Cost $4,821)		4,745

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
7.875% due 08/07/2023	$11,300	11,094

Total Ghana (Cost $11,966)		11,094

GUATEMALA 1.5%
SOVEREIGN ISSUES 1.5%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,000	1,850
4.875% due 02/13/2028	1,500	1,428
5.750% due 06/06/2022	25,300	26,312

Total Guatemala (Cost $29,482)		29,590

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$900	892
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	10,700	10,866
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,381
7.500% due 07/30/2039	3,370	4,675

Total Hong Kong (Cost $17,501)		17,814

INDIA 0.7%
SOVEREIGN ISSUES 0.7%
Export-Import Bank of India
3.375% due 08/05/2026	$11,600	11,687
3.875% due 02/01/2028	1,900	1,897

Total India (Cost $13,584)		13,584

INDONESIA 8.3%
CORPORATE BONDS & NOTES 3.8%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$2,600	2,638
5.710% due 11/15/2023		3,300	3,363
6.530% due 11/15/2028		6,000	6,308
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		6,000	5,898
Pelabuhan Indonesia PT
4.250% due 05/05/2025		3,600	3,402
5.375% due 05/05/2045		2,000	1,788
Pertamina Persero PT
4.300% due 05/20/2023		3,300	3,258
4.875% due 05/03/2022		10,000	10,136
5.625% due 05/20/2043		1,000	950
6.000% due 05/03/2042		26,158	26,162
6.450% due 05/30/2044		6,400	6,705
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		1,000	928
5.375% due 01/25/2029		4,000	4,014

			75,550

SOVEREIGN ISSUES 4.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,818
3.750% due 04/25/2022		$200	198
4.450% due 02/11/2024		7,600	7,666
4.625% due 04/15/2043		400	371
4.750% due 01/08/2026		1,100	1,117
4.750% due 02/11/2029		8,500	8,650
5.125% due 01/15/2045		5,000	4,941
5.250% due 01/08/2047		2,000	2,012
5.375% due 10/17/2023 (g)		5,000	5,231
5.375% due 10/17/2023		7,466	7,810
6.625% due 02/17/2037		6,360	7,385
6.750% due 01/15/2044		16,100	19,189
7.750% due 01/17/2038		7,225	9,308
8.500% due 10/12/2035		2,400	3,232
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		5,700	5,579
4.400% due 03/01/2028		1,700	1,661

			88,168

Total Indonesia (Cost $161,970)			163,718

IRELAND 0.9%
CORPORATE BONDS & NOTES 0.9%
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	300	328
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		$400	338
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		1,500	1,461
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,526
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$9,900	9,965
6.800% due 11/22/2025		4,000	4,099

Total Ireland (Cost $17,919)			17,717

ISRAEL 1.3%
CORPORATE BONDS & NOTES 0.7%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$5,160	5,165
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		6,300	6,000
7.250% due 01/15/2019		2,421	2,423

			13,588

SOVEREIGN ISSUES 0.6%
Israel Government International Bond
3.250% due 01/17/2028		6,900	6,777
4.125% due 01/17/2048		4,200	4,122
4.500% due 01/30/2043		1,100	1,140

			12,039

Total Israel (Cost $26,164)			25,627

IVORY COAST 0.9%
SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	3,600	3,960
5.250% due 03/22/2030		10,550	10,691
5.375% due 07/23/2024 (g)		$989	909
5.375% due 07/23/2024		600	552
6.125% due 06/15/2033		400	333
6.375% due 03/03/2028		1,500	1,354

Total Ivory Coast (Cost $19,751)			17,799

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$5,800	5,341
6.125% due 01/29/2026		1,900	1,823
7.375% due 10/10/2047		800	712

Total Jordan (Cost $8,497)			7,876

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 0.7%
KazMunayGas National Co. JSC
4.750% due 04/24/2025		$7,000	6,956
4.750% due 04/19/2027		6,500	6,343

			13,299

SOVEREIGN ISSUES 0.6%
Kazakhstan Government International Bond
4.875% due 10/14/2044		8,000	7,989
6.500% due 07/21/2045		2,900	3,484

			11,473

Total Kazakhstan (Cost $23,914)			24,772

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019		$200	201
6.875% due 06/24/2024		5,400	5,089
7.250% due 02/28/2028		1,500	1,345
8.250% due 02/28/2048		2,500	2,137

Total Kenya (Cost $9,534)			8,772

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,695

Total Lithuania (Cost $1,681)			1,695

LUXEMBOURG 4.7%
ASSET-BACKED SECURITIES 0.0%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	574	644

CORPORATE BONDS & NOTES 4.7%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		$5,132	2,130
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		11,400	11,209
6.000% due 11/27/2023		7,700	7,977
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	1,994
4.950% due 02/06/2028		5,000	4,784
6.510% due 03/07/2022		15,113	15,820
8.625% due 04/28/2034		1,100	1,364

Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •		15,185	15,226
5.717% due 06/16/2021		7,200	7,319
6.125% due 02/07/2022		23,385	24,060

			91,883

Total Luxembourg (Cost $94,143)			92,527

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	906

Total Malaysia (Cost $890)			906

MEXICO 8.5%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(c)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		93,450	12

			12

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.2%
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,800	1,872
6.750% due 09/30/2022		1,000	1,056
Comision Federal de Electricidad
5.750% due 02/14/2042		4,850	4,486
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		3,000	2,630
4.875% due 01/24/2022		26,175	25,547
5.500% due 01/21/2021		2,500	2,494
5.500% due 06/27/2044		1,800	1,369
5.625% due 01/23/2046		500	381
6.350% due 02/12/2048		31,567	25,302
6.375% due 01/23/2045		8,700	7,036
6.500% due 03/13/2027		2,100	1,979
6.500% due 06/02/2041		12,620	10,481
6.625% due 06/15/2035		975	856
6.750% due 09/21/2047		5,500	4,562
6.875% due 08/04/2026		12,500	12,181

			102,232

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	9,620
4.150% due 03/28/2027		$7,126	6,901
4.600% due 01/23/2046		9,412	8,370
4.600% due 02/10/2048		5,700	5,077
5.550% due 01/21/2045		5,620	5,700
5.750% due 10/12/2110		16,950	15,996
6.050% due 01/11/2040		12,702	13,477

			65,141

Total Mexico (Cost $198,047)			167,385

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$7,030	6,627
5.625% due 05/01/2023		1,400	1,330

Total Mongolia (Cost $8,173)			7,957

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$2,300	2,071

Total Namibia (Cost $2,233)			2,071

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% due 08/04/2028 •	EUR	250	287

CORPORATE BONDS & NOTES 0.5%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$4,700	3,918
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		1,500	1,575
Metinvest BV
7.750% due 04/23/2023		5,400	4,933
Syngenta Finance NV
4.441% due 04/24/2023		300	289

			10,715

Total Netherlands (Cost $11,809)			11,002

NIGERIA 1.6%
SOVEREIGN ISSUES 1.6%
Nigeria Government International Bond
6.375% due 07/12/2023		$1,000	962
6.500% due 11/28/2027		11,300	10,026
7.143% due 02/23/2030		6,700	5,946
7.625% due 11/28/2047		3,100	2,619
7.696% due 02/23/2038		2,900	2,540
7.875% due 02/16/2032		9,300	8,470

Total Nigeria (Cost $34,188)			30,563

OMAN 1.4%
CORPORATE BONDS & NOTES 0.4%
Oman Sovereign Sukuk SAOC
5.932% due 10/31/2025		$9,300	8,882

SOVEREIGN ISSUES 1.0%
Oman Government International Bond
3.625% due 06/15/2021		300	285
5.375% due 03/08/2027		7,900	6,936
5.625% due 01/17/2028		12,800	11,315
6.500% due 03/08/2047		1,000	809

			19,345

Total Oman (Cost $31,246)			28,227

PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$2,400	2,323
5.625% due 12/05/2022		1,100	1,044

			3,367

SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond
6.875% due 12/05/2027		2,500	2,276

Total Pakistan (Cost $5,833)			5,643

PANAMA 1.0%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A.
6.000% due 11/18/2048		$4,900	4,882
ENA Norte Trust
4.950% due 04/25/2028		1,265	1,272

			6,154

SOVEREIGN ISSUES 0.7%
Panama Government International Bond
4.300% due 04/29/2053	1,700	1,585
4.500% due 05/15/2047	3,800	3,705
6.700% due 01/26/2036	2,000	2,450
8.125% due 04/28/2034	2,860	3,861
8.875% due 09/30/2027	735	978
9.375% due 01/16/2023	900	1,118

		13,697

Total Panama (Cost $20,098)		19,851

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
6.100% due 08/11/2044	$5,700	5,907

Total Paraguay (Cost $5,700)		5,907

PERU 1.1%
CORPORATE BONDS & NOTES 0.3%
Petroleos del Peru S.A.
4.750% due 06/19/2032	$800	770
5.625% due 06/19/2047	4,000	3,922
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	550	561

		5,253

SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,423
Peru Government International Bond
8.750% due 11/21/2033	5,700	8,407

		15,830

Total Peru (Cost $21,209)		21,083

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$4,300	5,065

Total Philippines (Cost $5,459)		5,065

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026	$12,000	11,772

Total Poland (Cost $11,932)		11,772

QATAR 1.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State Of Qatar
3.603% due 12/21/2020 «	$11,600	11,542

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
3.875% due 04/23/2023	5,100	5,166
4.500% due 01/20/2022	4,200	4,332
5.103% due 04/23/2048	5,500	5,790

		15,288

Total Qatar (Cost $26,442)		26,830

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government International Bond
2.875% due 05/26/2028	EUR	100	115
3.875% due 10/29/2035		400	447

Total Romania (Cost $554)			562

RUSSIA 1.2%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Designated Activity Co.
5.375% due 06/16/2023		$5,200	5,086
VEON Holdings BV
5.200% due 02/13/2019		100	100

			5,186

SOVEREIGN ISSUES 0.9%
Russia Government International Bond
4.250% due 06/23/2027		2,400	2,287
4.500% due 04/04/2022		3,800	3,852
4.750% due 05/27/2026		5,000	4,961
5.625% due 04/04/2042		3,600	3,689
12.750% due 06/24/2028		1,525	2,415

			17,204

Total Russia (Cost $22,917)			22,390

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
3.250% due 10/26/2026		1,000	937
3.625% due 03/04/2028		6,900	6,542
4.000% due 04/17/2025		15,800	15,695
4.500% due 04/17/2030		4,500	4,484

Total Saudi Arabia (Cost $28,158)			27,851

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,500	2,641
6.250% due 05/23/2033		$3,100	2,679
6.750% due 03/13/2048		1,600	1,332
8.750% due 05/13/2021		4,800	5,106

Total Senegal (Cost $12,772)			11,758

SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,089
7.250% due 09/28/2021		1,100	1,186

Total Serbia (Cost $10,342)			10,275

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$5,500	5,297

Total Singapore (Cost $5,477)			5,297

SLOVENIA 0.1%
SOVEREIGN ISSUES 0.1%
Slovenia Government International Bond
5.250% due 02/18/2024		$1,814	1,954

Total Slovenia (Cost $1,971)			1,954

SOUTH AFRICA 3.6%
CORPORATE BONDS & NOTES 2.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	2,986
6.500% due 04/15/2040		1,300	1,254
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,450	3,261
6.350% due 08/10/2028		3,100	2,994
6.750% due 08/06/2023		5,900	5,398
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		3,700	3,709
Myriad International Holdings BV
5.500% due 07/21/2025		1,400	1,414
SASOL Financing USA LLC
5.875% due 03/27/2024		16,600	16,582
6.500% due 09/27/2028		5,100	5,113

			42,711

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
4.300% due 10/12/2028		200	178
4.875% due 04/14/2026		3,300	3,145
5.000% due 10/12/2046		3,800	3,211
5.375% due 07/24/2044		200	176
5.875% due 09/16/2025		1,000	1,015
5.875% due 06/22/2030		20,000	19,563

			27,288

Total South Africa (Cost $72,616)			69,999

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	500	355

Total South Korea (Cost $406)			355

SRI LANKA 1.2%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$4,000	3,912

SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	596
5.750% due 01/18/2022		4,600	4,348
5.875% due 07/25/2022		1,900	1,786
6.000% due 01/14/2019		500	499
6.125% due 06/03/2025		3,100	2,798
6.200% due 05/11/2027		3,800	3,363
6.250% due 10/04/2020		600	585
6.250% due 07/27/2021		1,000	966
6.825% due 07/18/2026		500	464
6.850% due 11/03/2025		4,100	3,843

			19,248

Total Sri Lanka (Cost $24,451)			23,160

TANZANIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		$6,700	6,592

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.544% (US0006M + 6.000%) due 03/09/2020 ~		3,000	3,065

Total Tanzania (Cost $9,758)			9,657

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Thaioil Treasury Center Co. Ltd.
5.375% due 11/20/2048		$4,300	4,351

Total Thailand (Cost $4,251)			4,351

TRINIDAD AND TOBAGO 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,905	3,588

SOVEREIGN ISSUES 0.0%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		600	555

Total Trinidad and Tobago (Cost $4,476)			4,143

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	200,000	1,456

Total Tunisia (Cost $1,739)			1,456

TURKEY 5.4%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,143
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,243	1,958
Turkiye Garanti Bankasi A/S
3.865% (US0003M + 1.250%) due 02/11/2019 ~		500	500
Turkiye Is Bankasi A/S
6.125% due 04/25/2024		1,800	1,524

			5,125

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Akbank T.A.S.
TBD% due 10/06/2019	EUR	3,800	4,260

SOVEREIGN ISSUES 4.9%
Export-Credit Bank of Turkey
4.250% due 09/18/2022		$3,000	2,721
5.375% due 02/08/2021		1,500	1,453
5.375% due 10/24/2023		2,800	2,559
Turkey Government International Bond
5.125% due 02/17/2028		12,200	10,718
5.750% due 05/11/2047		6,100	4,983
6.000% due 03/25/2027		21,500	20,294
6.000% due 01/14/2041		16,580	14,038
6.125% due 10/24/2028		5,300	4,959
6.750% due 05/30/2040		13,900	12,768
6.875% due 03/17/2036		3,900	3,670
7.250% due 12/23/2023		17,400	17,912
7.250% due 03/05/2038		1,000	971

			97,046

Total Turkey (Cost $121,820)			106,431

UKRAINE 2.1%
SOVEREIGN ISSUES 2.1%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$3,300	1,914
7.375% due 09/25/2032		1,800	1,435
7.750% due 09/01/2020		14,800	14,309
7.750% due 09/01/2021		5,500	5,190
7.750% due 09/01/2022		9,300	8,569
7.750% due 09/01/2023		3,800	3,427
7.750% due 09/01/2024		6,400	5,651

Total Ukraine (Cost $43,769)			40,495

UKRAINIAN SSR 0.0%
SOVEREIGN ISSUES 0.0%
Ukraine Government International Bond
7.750% due 09/01/2021	$1,000	944

Total Ukrainian SSR (Cost $1,019)		944

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$4,300	4,793

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	2,100	2,042

Total United Arab Emirates (Cost $6,785)		6,835

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023 Ø	$800	790
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022	500	491

Total United Kingdom (Cost $1,331)		1,281

UNITED STATES 5.6%
ASSET-BACKED SECURITIES 1.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.556% due 11/25/2034 •	$193	192
Argent Securities Trust
2.656% due 07/25/2036 •	1,028	864
Bayview Opportunity Master Fund Trust
4.213% due 10/29/2033 Ø	190	191
Countrywide Asset-Backed Certificates Trust
2.746% due 02/25/2037 •	5,700	5,560
3.256% due 11/25/2035 •	2,400	2,380
Credit-Based Asset Servicing & Securitization Trust
3.581% due 01/25/2037 ^Ø	8,708	4,028
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036 ^Ø	225	124
6.172% due 06/25/2036 ^Ø	349	145
GSAA Home Equity Trust
6.002% due 11/25/2036 Ø	1,555	928
Home Equity Asset Trust
3.856% due 02/25/2033 •	188	186
MASTR Asset-Backed Securities Trust
3.206% due 09/25/2034 •	250	240
Morgan Stanley ABS Capital, Inc. Trust
3.271% due 01/25/2035 •	23	22
3.301% due 03/25/2034 •	4,523	4,454
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	329	158
6.000% due 02/25/2037 ^~	106	82
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.656% due 07/25/2036 •	712	680
Option One Mortgage Loan Trust
2.726% due 04/25/2037 •	849	655
2.726% due 05/25/2037 •	342	237
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.026% due 09/25/2035 •	1,600	1,371
RAAC Trust
2.856% due 02/25/2046 •	748	726
Saxon Asset Securities Trust
2.816% due 09/25/2047 •	697	673
Soundview Home Loan Trust
2.856% due 03/25/2036 •	1,300	1,259
3.406% due 10/25/2037 •	1,146	954
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	726	722

		26,831

CORPORATE BONDS & NOTES 1.1%
General Electric Co.
0.375% due 05/17/2022	EUR	100	108
3.450% due 05/15/2024		$100	94
6.150% due 08/07/2037		300	294
6.875% due 01/10/2039		100	105
Rio Oil Finance Trust
8.200% due 04/06/2028		4,100	4,305
9.250% due 07/06/2024		9,593	10,276
9.750% due 01/06/2027		4,258	4,678
Southern Copper Corp.
5.250% due 11/08/2042 (g)		2,100	2,005

			21,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust
4.106% due 11/25/2035 ^~		151	127
Banc of America Funding Trust
4.870% due 11/20/2035 ^~		172	162
5.888% due 04/25/2037 ^Ø		200	173
BCAP LLC Trust
3.345% due 05/26/2037 ~		4,147	3,608
Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~		123	116
4.343% due 01/25/2035 ~		16	16
Citigroup Mortgage Loan Trust
4.202% due 07/25/2046 ^~		88	80
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •		219	215
CitiMortgage Alternative Loan Trust
3.156% due 10/25/2036 •		1,168	964
Civic Mortgage LLC
4.349% due 11/25/2022 Ø		762	762
Countrywide Alternative Loan Trust
2.635% due 11/25/2035 •		159	146
2.676% due 01/25/2037 ^•		59	58
2.856% due 05/25/2036 ^•		745	475
5.750% due 03/25/2037 ^•		148	126
6.250% due 11/25/2036 ^		106	92
Countrywide Home Loan Mortgage Pass-Through Trust
3.686% due 03/25/2037 ^~		93	85
3.712% due 04/20/2036 ^~		70	65
3.791% due 02/25/2047 ^~		103	91
4.058% due 09/25/2047 ^~		53	50
Credit Suisse Mortgage Capital Certificates
2.781% due 11/30/2037 ~		700	613
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.738% due 10/25/2035 ~		57	49
5.500% due 12/25/2035 ^		190	169
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^Ø		129	120
5.886% due 10/25/2036 ^Ø		129	120
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •		219	194
HarborView Mortgage Loan Trust
4.105% due 08/19/2036 ^~		28	26
Impac CMB Trust
3.146% due 03/25/2035 •		229	222
IndyMac Mortgage Loan Trust
2.686% due 02/25/2037 •		785	710
2.806% due 06/25/2037 ^•		148	90
3.627% due 06/25/2036 ~		151	144
3.754% due 10/25/2035 ~		124	111
3.896% due 08/25/2036 ~		214	211
4.043% due 11/25/2037 ~		1,357	1,327
JPMorgan Mortgage Trust
4.187% due 04/25/2035 ~		39	39
4.268% due 08/25/2035 ~		155	156
4.385% due 11/25/2035 ^~		83	81
JPMorgan Resecuritization Trust
2.500% due 03/25/2056		430	404
Lehman XS Trust
2.756% due 08/25/2037 •		9,161	8,937
Luminent Mortgage Trust
2.686% due 12/25/2036 ^•		82	77
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•		135	25
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037 ^		551	502

Sequoia Mortgage Trust
3.766% due 01/20/2047 ^~	64	52
Structured Adjustable Rate Mortgage Loan Trust
3.910% due 11/25/2035 ^~	82	77
3.922% due 09/25/2036 ^~	296	227
4.385% due 10/25/2037 ^•	114	103
4.483% due 05/25/2036 ^~	255	243
Suntrust Adjustable Rate Mortgage Loan Trust
4.304% due 10/25/2037 ^~	1,081	1,015
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 ^Ø	568	54
WaMu Mortgage Pass-Through Certificates Trust
2.876% due 05/25/2034 •	122	111
3.030% due 01/25/2037 ^~	148	136
3.161% due 04/25/2037 ^~	94	86
3.386% due 05/25/2037 ^~	191	159
3.513% due 03/25/2036 ~	2,475	2,407
3.645% due 12/25/2036 ^~	285	279
Wells Fargo Mortgage-Backed Securities Trust
4.729% due 10/25/2036 ~	751	741

		27,428

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	101
Israel Government AID Bond
5.500% due 04/26/2024	100	114

		215

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
1.375% due 04/30/2021 (i)(k)	33,500	32,675

Total United States (Cost $108,545)		109,014

URUGUAY 1.4%
SOVEREIGN ISSUES 1.4%
Uruguay Government International Bond
4.375% due 10/27/2027	$4,775	4,792
4.975% due 04/20/2055	4,800	4,577
5.100% due 06/18/2050	8,950	8,818
7.875% due 01/15/2033	6,550	8,636

Total Uruguay (Cost $26,474)		26,823

VENEZUELA 1.5%
CORPORATE BONDS & NOTES 0.6%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)	$55,799	8,384
5.500% due 04/12/2037 ^(b)	19,263	2,986
6.000% due 05/16/2024 ^(b)	2,800	435

		11,805

SOVEREIGN ISSUES 0.9%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)	120	28
7.000% due 03/31/2038 ^(b)	19,240	4,425
7.650% due 04/21/2025 ^(b)	10,109	2,350
7.750% due 10/13/2019 ^(b)	7,300	1,695
8.250% due 10/13/2024 ^(b)	21,739	5,108
9.000% due 05/07/2023 ^(b)	2,521	572
9.250% due 09/15/2027 ^(b)	7,540	1,791
9.250% due 05/07/2028 ^(b)(g)	3,027	704
11.950% due 08/05/2031 ^(b)	6,580	1,571

		18,244

Total Venezuela (Cost $89,822)		30,049

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
5.500% due 03/12/2028	$1,600	1,609

Total Vietnam (Cost $1,452)		1,609

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$6,100	6,047
Rosneft Finance S.A.
7.250% due 02/02/2020	3,550	3,662

Total Virgin Islands (British) (Cost $9,702)		9,709

SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~	$6,400	6,404

REPURCHASE AGREEMENTS (f) 0.1%		1,200

Total Short-Term Instruments (Cost $7,600)		7,604

Total Investments in Securities (Cost $1,980,622)		1,818,486

	SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio III	13,619,126	134,611

Total Short-Term Instruments (Cost $134,584)		134,611

Total Investments in Affiliates (Cost $134,584)		134,611

Total Investments 99.4% (Cost $2,115,206)		$1,953,097
Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $(18,997))		(399)
Other Assets and Liabilities, net 0.6%		11,843

Net Assets 100.0%		$1,964,541

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,200	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,225)	$1,200	$1,200

Total Repurchase Agreements						$(1,225)	$1,200	$1,200

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	1.900%	07/27/2018	TBD	(3)	$(2,577)	$(2,593)
	1.900	07/30/2018	TBD	(3)	(322)	(324)
BRC	1.750	10/30/2018	TBD	(3)	(857)	(857)
JML	1.000	10/12/2018	TBD	(3)	(200)	(200)
	1.000	12/12/2018	TBD	(3)	(731)	(731)
	1.850	10/12/2018	TBD	(3)	(2,860)	(2,871)
	1.950	11/23/2018	TBD	(3)	(2,186)	(2,190)
	1.950	12/17/2018	TBD	(3)	(1,132)	(1,133)
NOM	2.550	12/21/2018	TBD	(3)	(5,399)	(5,404)

Total Reverse Repurchase Agreements						$(16,303)

(g)	Securities with an aggregate market value of $17,016 and cash of $300 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(19,771) at a weighted average interest rate of 1.322%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	884	$107,862	$2,285	$345	$0

Total Futures Contracts				$2,285	$345	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	1.450%	EUR	1,200	$(9)	$4	$(5)	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		$1,300	(90)	31	(59)	0	0

							$(99)	$35	$(64)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$119,400	$(5,774)	$194	$(5,580)	$85	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	6.650%	Maturity	07/01/2019	BRL	98,600	$1	$30	$31	$0	$(1)
Pay	1-Year BRL-CDI	6.920	Maturity	07/01/2019		124,500	10	87	97	0	(1)
Pay	1-Year BRL-CDI	7.730	Maturity	07/01/2019		186,300	169	278	447	0	(1)
Receive	1-Year BRL-CDI	6.900	Maturity	01/02/2020		167,600	(61)	(101)	(162)	0	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/04/2027		26,000	(63)	(195)	(258)	0	(2)
Receive	1-Year BRL-CDI	12.070	Maturity	01/04/2027		13,400	(62)	(316)	(378)	0	(2)
Receive	1-Year BRL-CDI	12.550	Maturity	01/04/2027		12,900	(53)	(357)	(410)	0	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	$	85,530	(2,554)	1,494	(1,060)	126	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		300	19	(8)	11	0	(1)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(4,224)	1,160	(3,064)	113	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(24)	36	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(38)	98	0	(4)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	1,308	(882)	426	0	(104)
Receive (5)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	8,000	(17)	(100)	(117)	0	(7)
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		6,400	26	(133)	(107)	0	(9)

							$(5,305)	$895	$(4,410)	$239	$(137)

Total Swap Agreements							$(11,178)	$1,124	$(10,054)	$325	$(137)

(i)

Securities with an aggregate market value of $18,683 and cash of $3,758 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	01/2019	BRL	50,500		$13,208	$178	$0
	01/2019		$12,995	BRL	50,500	36	(1)
BRC	01/2019	MXN	154,867		$7,603	0	(270)
CBK	01/2019	EUR	62,914		71,807	0	(324)
	01/2019	GBP	1,227		1,564	0	(1)
	01/2019		$3,808	EUR	3,332	12	0
	02/2019		8,454	COP	26,992,780	0	(161)
DUB	01/2019	BRL	14,130		$3,647	1	0
	01/2019		$3,655	BRL	14,130	0	(9)
	02/2019	BRL	14,130		$3,648	9	0
GLM	01/2019		11,230		2,898	1	0
	01/2019		$2,892	BRL	11,230	5	0
	03/2019		1,937	EGP	36,534	63	0
	04/2019	BRL	11,370		$2,910	0	(5)
	04/2019	CNY	25,783		3,698	0	(49)
HUS	02/2019	AUD	497		359	9	0
IND	01/2019	JPY	164,400		1,450	0	(50)
JPM	01/2019	BRL	2,900		748	0	0
	01/2019		$750	BRL	2,900	0	(2)
	01/2019		8,948	MXN	182,511	309	0
	02/2019		227	ZAR	3,335	4	0
MSB	01/2019	BRL	14,130		$3,605	0	(41)
	01/2019		$3,695	BRL	14,130	0	(50)
	02/2019		3,598		14,130	41	0
	03/2019		144	EGP	2,701	4	0
	04/2019	BRL	30,000		$7,997	308	0
SOG	02/2019		$8,403	RUB	560,224	0	(403)
SSB	03/2019	MYR	963		$230	0	(3)

Total Forward Foreign Currency Contracts						$980	$(1,369)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	03/20/2019		$4,900	$(5)	$(8)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		3,300	(6)	(6)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	2,400	(5)	(4)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$2,700	(5)	(5)

							$(21)	$(23)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$0

Total Written Options						$(138)	$(23)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	3.326%	$4,600	$191	$184	$375	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	3.326	7,300	304	292	596	0

							$495	$476	$971	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2019	0.825%	$2,000	$(4)	$6	$2	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.176	2,200	(135)	130	0	(5)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	12,500	(55)	83	28	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.857	1,600	(87)	91	4	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.207	7,500	(42)	58	16	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.223	10,000	(151)	172	21	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.403	700	(29)	36	7	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.021	3,000	0	1	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	1,350	(90)	41	0	(49)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.860	300	(9)	10	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	3,100	9	(2)	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	600	(4)	(11)	0	(15)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.825	400	(16)	16	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2020	1.252	9,200	(1,533)	1,492	0	(41)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.609	500	(32)	22	0	(10)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.857	1,500	(85)	89	4	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.438	4,100	(566)	483	0	(83)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	1.069	10,748	(635)	619	0	(16)
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.534	2,900	(34)	74	40	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765	3,000	(214)	151	0	(63)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199	3,500	41	(22)	19	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	2,100	(2)	4	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	1,700	(125)	63	0	(62)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	6,100	27	(13)	14	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307	1,000	(13)	2	0	(11)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.438	4,100	(560)	477	0	(83)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	4,600	17	(6)	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	800	(4)	(16)	0	(20)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.257	2,200	14	(5)	9	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.541	11,200	(108)	25	0	(83)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	4,200	(10)	19	9	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.857	1,000	(56)	59	3	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	2.724	2,900	(84)	14	0	(70)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	2,500	10	(4)	6	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	1.069	4,000	(157)	151	0	(6)
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.207	2,000	(12)	16	4	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.257	14,300	98	(43)	55	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	7,800	(60)	162	102	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	06/20/2019	0.205	400	0	2	2	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.305	2,100	(18)	36	18	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.219	1,600	(113)	108	0	(5)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.857	600	(32)	34	2	0
	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	6.521	5,100	(329)	169	0	(160)
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	6.637	2,100	(160)	76	0	(84)
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.223	2,100	(31)	35	4	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.825	2,200	(97)	100	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	7,200	(459)	196	0	(263)
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.288	3,000	8	29	37	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	5,000	24	(13)	11	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307	1,000	(10)	(1)	0	(11)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.438	3,600	(492)	419	0	(73)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.257	4,100	22	(6)	16	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.386	1,000	10	(1)	9	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.453	11,400	(124)	(85)	0	(209)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	03/20/2019	3.673	200	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	4,200	(5)	9	4	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.219	1,200	(88)	84	0	(4)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	1,300	(83)	36	0	(47)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	10,000	(66)	88	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	8,300	(73)	(73)	0	(146)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	3,400	(47)	(36)	0	(83)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.257	8,700	55	(21)	34	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113	3,100	(112)	(27)	0	(139)
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	2.599	18,600	(827)	551	0	(276)
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.021	1,300	(49)	49	0	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.219	600	(46)	44	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	10,900	46	(22)	24	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	1.309	2,200	(372)	360	0	(12)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	500	(5)	(7)	0	(12)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.257	11,000	54	(12)	42	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.534	2,300	(28)	60	32	0
MYC	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	2,700	(21)	56	35	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	200	0	(5)	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765	200	(13)	9	0	(4)

							$(8,176)	$6,685	$661	$(2,152)

Total Swap Agreements							$(7,681)	$7,161	$1,632	$(2,152)

(k)

Securities with an aggregate market value of $1,442 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$5,022	$0	$5,022
Angola
Sovereign Issues	0	6,309	0	6,309
Argentina
Sovereign Issues	0	107,152	0	107,152
Azerbaijan
Corporate Bonds & Notes	0	25,245	0	25,245
Sovereign Issues	0	1,799	0	1,799
Bahamas
Sovereign Issues	0	4,857	0	4,857
Brazil
Corporate Bonds & Notes	0	60,808	0	60,808
Loan Participations and Assignments	0	0	10,527	10,527
Sovereign Issues	0	20,839	0	20,839
Cayman Islands
Corporate Bonds & Notes	0	36,889	0	36,889
Chile
Corporate Bonds & Notes	0	52,398	0	52,398
China
Corporate Bonds & Notes	0	44,807	0	44,807
Sovereign Issues	0	2,067	0	2,067
Colombia
Corporate Bonds & Notes	0	8,964	0	8,964
Sovereign Issues	0	20,128	0	20,128
Costa Rica
Sovereign Issues	0	6,961	0	6,961
Dominican Republic
Sovereign Issues	0	47,326	0	47,326
Ecuador
Sovereign Issues	0	8,784	0	8,784
Egypt
Sovereign Issues	0	23,386	0	23,386
El Salvador
Sovereign Issues	0	6,999	0	6,999
Gabon
Sovereign Issues	0	1,625	0	1,625
Germany
Corporate Bonds & Notes	0	4,745	0	4,745
Ghana
Sovereign Issues	0	11,094	0	11,094
Guatemala
Sovereign Issues	0	29,590	0	29,590
Hong Kong
Corporate Bonds & Notes	0	17,814	0	17,814
India
Sovereign Issues	0	13,584	0	13,584
Indonesia
Corporate Bonds & Notes	0	75,550	0	75,550
Sovereign Issues	0	88,168	0	88,168
Ireland
Corporate Bonds & Notes	0	17,717	0	17,717
Israel
Corporate Bonds & Notes	0	13,588	0	13,588
Sovereign Issues	0	12,039	0	12,039
Ivory Coast
Sovereign Issues	0	17,799	0	17,799
Jordan
Sovereign Issues	0	7,876	0	7,876
Kazakhstan
Corporate Bonds & Notes	0	13,299	0	13,299
Sovereign Issues	0	11,473	0	11,473
Kenya
Sovereign Issues	0	8,772	0	8,772
Lithuania
Sovereign Issues	0	1,695	0	1,695
Luxembourg
Asset-Backed Securities	0	0	644	644
Corporate Bonds & Notes	0	91,883	0	91,883
Malaysia
Corporate Bonds & Notes	0	906	0	906
Mexico
Common Stocks	12	0	0	12
Corporate Bonds & Notes	0	102,232	0	102,232
Sovereign Issues	0	65,141	0	65,141
Mongolia
Sovereign Issues	0	7,957	0	7,957
Namibia
Sovereign Issues	0	2,071	0	2,071
Netherlands
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	10,715	0	10,715
Nigeria
Sovereign Issues	0	30,563	0	30,563
Oman
Corporate Bonds & Notes	0	8,882	0	8,882
Sovereign Issues	0	19,345	0	19,345
Pakistan
Corporate Bonds & Notes	0	3,367	0	3,367
Sovereign Issues	0	2,276	0	2,276
Panama
Corporate Bonds & Notes	0	6,154	0	6,154
Sovereign Issues	0	13,697	0	13,697
Paraguay
Sovereign Issues	0	5,907	0	5,907
Peru
Corporate Bonds & Notes	0	5,253	0	5,253
Sovereign Issues	0	15,830	0	15,830
Philippines
Corporate Bonds & Notes	0	5,065	0	5,065
Poland
Sovereign Issues	0	11,772	0	11,772
Qatar
Loan Participations and Assignments	0	0	11,542	11,542
Sovereign Issues	0	15,288	0	15,288
Romania
Sovereign Issues	0	562	0	562
Russia
Corporate Bonds & Notes	0	5,186	0	5,186
Sovereign Issues	0	17,204	0	17,204
Saudi Arabia
Sovereign Issues	0	27,851	0	27,851
Senegal
Sovereign Issues	0	11,758	0	11,758
Serbia
Sovereign Issues	0	10,275	0	10,275
Singapore
Corporate Bonds & Notes	0	5,297	0	5,297
Slovenia
Sovereign Issues	0	1,954	0	1,954
South Africa
Corporate Bonds & Notes	0	42,711	0	42,711
Sovereign Issues	0	27,288	0	27,288
South Korea
Sovereign Issues	0	355	0	355
Sri Lanka
Corporate Bonds & Notes	0	3,912	0	3,912
Sovereign Issues	0	19,248	0	19,248
Tanzania
Loan Participations and Assignments	0	0	6,592	6,592
Sovereign Issues	0	3,065	0	3,065
Thailand
Corporate Bonds & Notes	0	4,351	0	4,351
Trinidad and Tobago
Corporate Bonds & Notes	0	3,588	0	3,588
Sovereign Issues	0	555	0	555
Tunisia
Sovereign Issues	0	1,456	0	1,456
Turkey
Corporate Bonds & Notes	0	5,125	0	5,125
Loan Participations and Assignments	0	4,260	0	4,260
Sovereign Issues	0	97,046	0	97,046
Ukraine
Sovereign Issues	0	40,495	0	40,495
Ukrainian SSR
Sovereign Issues	0	944	0	944
United Arab Emirates
Corporate Bonds & Notes	0	4,793	0	4,793
Sovereign Issues	0	2,042	0	2,042
United Kingdom
Corporate Bonds & Notes	0	1,281	0	1,281
United States
Asset-Backed Securities	0	26,831	0	26,831
Corporate Bonds & Notes	0	21,865	0	21,865
Non-Agency Mortgage-Backed Securities	0	27,428	0	27,428
U.S. Government Agencies	0	215	0	215
U.S. Treasury Obligations	0	32,675	0	32,675
Uruguay
Sovereign Issues	0	26,823	0	26,823
Venezuela
Corporate Bonds & Notes	0	11,805	0	11,805
Sovereign Issues	0	18,244	0	18,244
Vietnam
Sovereign Issues	0	1,609	0	1,609
Virgin Islands (British)
Corporate Bonds & Notes	0	9,709	0	9,709
Short-Term Instruments
Certificates of Deposit	0	6,404	0	6,404
Repurchase Agreements	0	1,200	0	1,200
	$12	$1,789,169	$29,305	$1,818,486

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134,611	$0	$0	$134,611

Total Investments	$134,623	$1,789,169	$29,305	$1,953,097

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	345	325	0	670
Over the counter	0	2,612	0	2,612
	$345	$2,937	$0	$3,282

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(137)	0	(137)
Over the counter	0	(3,544)	0	(3,544)

	$0	$(3,681)	$0	$(3,681)

Total Financial Derivative Instruments	$345	$(744)	$0	$(399)

Totals	$134,968	$1,788,425	$29,305	$1,952,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$10,914	$0	$0	$0	$0	$(387)	$0	$0	$10,527	$(387)
Luxembourg
Asset-Backed Securities	1,627	0	(892)	21	95	(207)	0	0	644	(207)
Netherlands
Loan Participations and Assignments	4,973	0	(5,000)	0	62	(35)	0	0	0	0
Qatar
Loan Participations and Assignments	0	11,513	0	0	0	29	0	0	11,542	29
Tanzania
Loan Participations and Assignments	0	13,400	(6,700)	0	0	(108)	0	0	6,592	(108)

Totals	$17,514	$24,913	$(12,592)	$21	$157	$(708)	$0	$0	$29,305	$(673)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$10,527	Proxy Pricing	Base Price	96.340
Luxembourg
Asset-Backed Securities	644	Proxy Pricing	Base Price	98.156
Qatar
Loan Participations and Assignments	11,542	Third Party Vendor	Broker Quote	99.500
Tanzania
Loan Participations and Assignments	6,592	Proxy Pricing	Base Price	98.326

Total	$29,305

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5% ¤
ARGENTINA 4.2%
CORPORATE BONDS & NOTES 3.6%
Genneia S.A.
8.750% due 01/20/2022		$800	$727
Pampa Energia S.A.
7.375% due 07/21/2023		1,100	994
Rio Energy S.A.
6.875% due 02/01/2025		1,800	1,341
YPF S.A.
8.500% due 07/28/2025		200	180
8.750% due 04/04/2024		2,000	1,885

			5,127

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	30	1
41.328% (BADLARPP) due 10/04/2022 ~		57	2
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		1,548	39
59.257% (ARLLMONP) due 06/21/2020 ~(a)		4,424	126
Provincia de Buenos Aires
52.545% due 12/06/2019 •(a)		30	1
Provincia de Cordoba
7.450% due 09/01/2024		$200	164
Provincia de Neuquen
7.500% due 04/27/2025		600	479

			812

Total Argentina (Cost $6,757)			5,939

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022		$400	392

Total Australia (Cost $400)			392

AUSTRIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021		$500	520
Sappi Papier Holding GmbH
7.500% due 06/15/2032		1,100	1,034

Total Austria (Cost $1,561)			1,554

BERMUDA 1.3%
CORPORATE BONDS & NOTES 1.3%
CBQ Finance Ltd.
7.500% due 11/18/2019		$800	821
Digicel Group Ltd.
8.250% due 09/30/2020		965	656
Digicel Ltd.
6.000% due 04/15/2021		400	361

Total Bermuda (Cost $2,152)			1,838

BRAZIL 6.3%
CORPORATE BONDS & NOTES 5.3%
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$1,600	1,558
Braskem America Finance Co.
7.125% due 07/22/2041		400	436
CSN Resources S.A.
6.500% due 07/21/2020		163	158

JBS Investments GmbH
7.000% due 01/15/2026		1,200	1,179
JSL Europe S.A.
7.750% due 07/26/2024		600	554
Odebrecht Finance Ltd.
4.375% due 04/25/2025		300	42
5.250% due 06/27/2029		1,950	275
7.125% due 06/26/2042		1,050	152
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (f)(g)		470	8
0.000% due 01/31/2019 (f)(g)		652	12
Petrobras Global Finance BV
7.375% due 01/17/2027		700	721
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		500	380
5.375% due 09/26/2024 ^(c)		600	472
5.750% due 10/24/2023 ^(c)		1,300	1,027
Suzano Austria GmbH
7.000% due 03/16/2047		700	720

			7,694

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,449

Total Brazil (Cost $9,988)			9,143

CANADA 2.0%
CORPORATE BONDS & NOTES 2.0%
Canacol Energy Ltd.
7.250% due 05/03/2025		$1,200	1,110
First Quantum Minerals Ltd.
7.000% due 02/15/2021		400	385
Frontera Energy Corp.
9.700% due 06/25/2023		1,400	1,386

Total Canada (Cost $2,950)			2,881

CAYMAN ISLANDS 8.7%
CONVERTIBLE BONDS & NOTES 0.5%
China Evergrande Group
4.250% due 02/14/2023	HKD	6,000	674

CORPORATE BONDS & NOTES 8.2%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	492
4.000% due 03/29/2023		900	889
China Evergrande Group
7.500% due 06/28/2023		300	266
8.250% due 03/23/2022		300	289
EMG SUKUK Ltd.
4.564% due 06/18/2024		300	294
Goodman HK Finance
4.375% due 06/19/2024		701	704
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		600	595
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	184
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		889	858
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		703	400
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		969	905
Sable International Finance Ltd.
6.875% due 08/01/2022		247	253
Sands China Ltd.
5.125% due 08/08/2025		1,800	1,785
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019		700	701
Sunny Optical Technology Group Co. Ltd.
3.750% due 01/23/2023		500	478
VLL International, Inc.
5.750% due 11/28/2024		600	553
WTT Investment Ltd.
5.500% due 11/21/2022		900	880
Wynn Macau Ltd.
4.875% due 10/01/2024		600	535

Yingde Gases Investment Ltd.
6.250% due 01/19/2023	800	754

		11,815

Total Cayman Islands (Cost $12,604)		12,489

CHILE 1.8%
CORPORATE BONDS & NOTES 1.8%
Cencosud S.A.
5.150% due 02/12/2025	$250	241
Colbun S.A.
4.500% due 07/10/2024	400	397
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,641	1,588
4.500% due 08/15/2025	393	378

Total Chile (Cost $2,616)		2,604

CHINA 2.4%
CORPORATE BONDS & NOTES 2.4%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(g)	$300	295
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	500	478
4.875% due 09/21/2025	300	309
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	183
4.125% due 05/06/2026	200	180
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022	600	605
4.125% due 09/12/2025	800	803
Tianqi Finco Co. Ltd.
3.750% due 11/28/2022	200	174
Yankuang Group Cayman Ltd.
4.750% due 11/30/2020	500	486

Total China (Cost $3,585)		3,513

COLOMBIA 0.7%

	SHARES
COMMON STOCKS 0.1%
Frontera Energy Corp. (d)	16,190	158

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%
Ecopetrol S.A.
7.375% due 09/18/2043	$400	442
SURA Asset Management S.A.
4.875% due 04/17/2024	400	397

		839

Total Colombia (Cost $2,224)		997

CURACAO 0.2%
CORPORATE BONDS & NOTES 0.2%
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	$300	266

Total Curacao (Cost $291)		266

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021	$1,000	978

Total Germany (Cost $994)		978

HONG KONG 2.4%
CORPORATE BONDS & NOTES 2.4%
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		$1,800	1,766
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		400	384
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		800	802
Yanlord Land HK Co. Ltd.
5.875% due 01/23/2022		500	491

Total Hong Kong (Cost $3,515)			3,443

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bharti Airtel Ltd.
4.375% due 06/10/2025		$500	456

Total India (Cost $498)			456

INDONESIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Indika Energy Capital Pte. Ltd.
5.875% due 11/09/2024		$300	262
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023		300	306
Minejesa Capital BV
4.625% due 08/10/2030		1,100	985
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		700	701

Total Indonesia (Cost $2,380)			2,254

IRELAND 2.4%
CORPORATE BONDS & NOTES 2.4%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	1,100	1,263
C&W Senior Financing DAC
7.500% due 10/15/2026		$900	867
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.625% due 10/14/2022		300	316
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023		200	196
Novolipetsk Steel Via Steel Funding DAC
4.000% due 09/21/2024		500	465
4.500% due 06/15/2023		300	293

Total Ireland (Cost $3,497)			3,400

LUXEMBOURG 7.1%
CORPORATE BONDS & NOTES 7.1%
Adecoagro S.A.
6.000% due 09/21/2027		$200	171
Altice Financing S.A.
7.500% due 05/15/2026		400	366
Altice Finco S.A.
7.625% due 02/15/2025		1,700	1,417
Altice Luxembourg S.A.
7.750% due 05/15/2022		700	640
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK)
11.000% due 08/20/2021 (b)		310	260
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		3,220	1,336
Evraz Group S.A.
5.375% due 03/20/2023		200	198
8.250% due 01/28/2021		200	212
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		200	207
Kernel Holding S.A.
8.750% due 01/31/2022		500	481
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (h)		300	300
5.500% due 02/26/2024 •		2,100	2,106

Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022		800	821
Topaz Marine S.A.
9.125% due 07/26/2022		600	604
Unigel Luxembourg S.A.
10.500% due 01/22/2024		1,100	1,149

Total Luxembourg (Cost $11,336)			10,268

MAURITIUS 1.8%
CORPORATE BONDS & NOTES 1.8%
Azure Power Energy Ltd.
5.500% due 11/03/2022		$400	376
Greenko Dutch BV
4.875% due 07/24/2022		200	189
HTA Group Ltd.
9.125% due 03/08/2022		800	816
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		500	456
Neerg Energy Ltd.
6.000% due 02/13/2022		800	755

Total Mauritius (Cost $2,697)			2,592

MEXICO 1.5%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.5%
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)		$200	194
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	447
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048		300	259
Trust F
6.950% due 01/30/2044		700	665
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	601

			2,166

Total Mexico (Cost $3,538)			2,166

MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP S.A.
4.500% due 10/22/2025		$400	384

Total Morocco (Cost $395)			384

NETHERLANDS 7.2%
CORPORATE BONDS & NOTES 7.2%
IHS Netherlands Holdco BV
9.500% due 10/27/2021		$2,313	2,336
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	986
Marfrig Holdings Europe BV
8.000% due 06/08/2023		600	604
Metinvest BV
7.750% due 04/23/2023		2,200	2,009
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		3,900	3,362
United Group BV
4.375% due 07/01/2022	EUR	400	456
VTR Finance BV
6.875% due 01/15/2024		$628	630

Total Netherlands (Cost $10,443)			10,383

NIGERIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Access Bank PLC
10.500% due 10/19/2021	$200	213
SEPLAT Petroleum Development Co. PLC
9.250% due 04/01/2023	700	696
United Bank for Africa PLC
7.750% due 06/08/2022	300	298

Total Nigeria (Cost $1,211)		1,207

PANAMA 2.0%
CORPORATE BONDS & NOTES 2.0%
Banistmo S.A.
3.650% due 09/19/2022	$700	667
Global Bank Corp.
4.500% due 10/20/2021	300	292
Multibank, Inc.
4.375% due 11/09/2022	700	681
Promerica Financial Corp.
9.700% due 05/14/2024	1,200	1,242

Total Panama (Cost $2,884)		2,882

PERU 0.8%
CORPORATE BONDS & NOTES 0.8%
Peru LNG SRL
5.375% due 03/22/2030	$1,200	1,167

Total Peru (Cost $1,200)		1,167

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$154	156
5.838% due 09/30/2027	350	381

Total Qatar (Cost $546)		537

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 04/24/2023	$1,000	937

Total Russia (Cost $943)		937

SINGAPORE 2.5%
CORPORATE BONDS & NOTES 2.5%
BOC Aviation Ltd.
3.500% due 01/31/2023	$700	691
GLP Pte. Ltd.
3.875% due 06/04/2025	1,300	1,149
Marble Pte. Ltd.
5.300% due 06/20/2022	200	194
Medco Straits Services Pte. Ltd.
8.500% due 08/17/2022	500	489
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	1,071	1,079

Total Singapore (Cost $3,604)		3,602

SOUTH AFRICA 3.6%
CORPORATE BONDS & NOTES 3.6%
African Bank Ltd.
6.000% due 02/08/2020	$1,100	1,030
8.125% due 10/19/2020	400	384
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	300
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	300	301

SASOL Financing USA LLC
5.875% due 03/27/2024		1,300	1,298
6.500% due 09/27/2028		1,900	1,905

Total South Africa (Cost $5,265)			5,218

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Shinhan Bank Co. Ltd.
3.875% due 03/24/2026		$400	387
Woori Bank
4.750% due 04/30/2024		600	607

Total South Korea (Cost $1,025)			994

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
Africa Finance Corp.
3.875% due 04/13/2024		$500	478
African Export-Import Bank
4.125% due 06/20/2024		400	377

Total Supranational (Cost $858)			855

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		$500	492

Total Tanzania (Cost $500)			492

THAILAND 2.6%
CORPORATE BONDS & NOTES 2.6%
GC Treasury Centre Co. Ltd.
4.250% due 09/19/2022		$500	506
Siam Commercial Bank PCL
3.500% due 04/07/2019		2,200	2,203
Thaioil Treasury Center Co. Ltd.
3.625% due 01/23/2023		500	494
5.375% due 11/20/2048		500	506

Total Thailand (Cost $3,707)			3,709

TURKEY 4.8%
CORPORATE BONDS & NOTES 3.5%
Akbank T.A.S.
5.125% due 03/31/2025		$500	441
KOC Holding A/S
5.250% due 03/15/2023		500	469
QNB Finansbank A/S
4.875% due 05/19/2022		900	846
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019		600	594
Turkiye Is Bankasi A/S
5.000% due 04/30/2020		700	682
6.125% due 04/25/2024		200	169
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022		400	341
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020		700	683
5.750% due 02/24/2022		800	753

			4,978

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Akbank T.A.S.
TBD% due 10/06/2019	EUR	1,100	1,233

SOVEREIGN ISSUES 0.4%
Turkey Government International Bond
7.250% due 12/23/2023		$600	618

Total Turkey (Cost $7,069)			6,829

UKRAINIAN SSR 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2021	$700	661

Total Ukrainian SSR (Cost $726)		661

UNITED ARAB EMIRATES 2.0%
CORPORATE BONDS & NOTES 2.0%
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 •(g)	$1,700	1,713
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022	500	487
First Gulf Bank PJSC
2.625% due 02/24/2020	750	740

Total United Arab Emirates (Cost $2,969)		2,940

UNITED KINGDOM 6.1%
CORPORATE BONDS & NOTES 6.1%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	3
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (b)	700	647
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	1,200	1,194
Liquid Telecommunications Financing PLC
8.500% due 07/13/2022	1,000	1,011
MARB BondCo PLC
6.875% due 01/19/2025	400	372
7.000% due 03/15/2024	400	379
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	2,400	2,226
Tullow Oil PLC
6.250% due 04/15/2022	1,100	1,064
7.000% due 03/01/2025	800	746
Vedanta Resources PLC
6.375% due 07/30/2022	1,300	1,167

Total United Kingdom (Cost $9,541)		8,809

UNITED STATES 12.6%
ASSET-BACKED SECURITIES 0.8%
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036 Ø	$349	255
Countrywide Asset-Backed Certificates
2.726% due 09/25/2037 ^•	52	44
JPMorgan Mortgage Acquisition Corp.
3.156% due 12/25/2035 •	700	650
NovaStar Mortgage Funding Trust
2.706% due 09/25/2037 •	230	223

		1,172

CORPORATE BONDS & NOTES 3.0%
DAE Funding LLC
4.000% due 08/01/2020	300	293
5.000% due 08/01/2024	500	485
Hyundai Capital America
3.000% due 03/18/2021	600	591
Rio Oil Finance Trust
8.200% due 04/06/2028	1,800	1,890
9.750% due 01/06/2027	598	657
Stillwater Mining Co.
6.125% due 06/27/2022	400	372

		4,288

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 10/25/2035 •	758	748

Citigroup Mortgage Loan Trust
4.313% due 08/25/2036 ~		573	532

			1,280

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Notes
1.875% due 01/31/2022 (j)		7,100	6,975
2.000% due 08/31/2021		1,300	1,284
2.000% due 12/31/2021		1,500	1,480
2.125% due 12/31/2022 (j)		1,600	1,578

			11,317

Total United States (Cost $18,137)			18,057

VIRGIN ISLANDS (BRITISH) 2.6%
CORPORATE BONDS & NOTES 2.6%
China Reinsurance Finance Corp. Ltd.
3.375% due 03/09/2022		$800	772
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		1,300	1,289
Hong Kong Electric Finance Ltd.
2.875% due 05/03/2026		250	232
NWD MTN Ltd.
4.375% due 11/30/2022		200	202
5.250% due 02/26/2021		200	206
OAS Finance Ltd.
8.875% due 01/30/2019 (g)		900	13
Studio City Co. Ltd.
5.875% due 11/30/2019		800	808
Studio City Finance Ltd.
8.500% due 12/01/2020		250	251

Total Virgin Islands (British) (Cost $3,828)			3,773

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (i) 0.6%			927

ARGENTINA TREASURY BILLS 0.0%
(10.948)% due 01/31/2019 - 04/30/2019 (e)(f)	ARS	1,022	31

NIGERIA TREASURY BILLS 0.0%
13.096% due 01/17/2019	NGN	18,400	50

Total Short-Term Instruments (Cost $1,009)			1,008

Total Investments in Securities (Cost $149,443)			141,617

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		639,384	6,320

Total Short-Term Instruments (Cost $6,319)			6,320

Total Investments in Affiliates (Cost $6,319)			6,320

Total Investments 102.9% (Cost $155,762)			$147,937
Financial Derivative Instruments (k)(l) 0.0% (Cost or Premiums, net $(98))			52
Other Assets and Liabilities, net (2.9)%			(4,219)

Net Assets 100.0%			$143,770

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150	03/06/2019	01/16/2018	$300	$300	0.21%

				$300	$300	0.21%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$927	U.S. Treasury Notes 2.875% due 09/30/2023	$(949)	$927	$927

Total Repurchase Agreements						$(949)	$927	$927

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	2.530%	11/14/2018	01/14/2019	$(2,530)	$(2,538)
UBS	2.420	10/17/2018	01/17/2019	(1,067)	(1,072)
	2.420	11/28/2018	01/17/2019	(976)	(978)
	2.430	10/23/2018	01/23/2019	(1,537)	(1,545)

Total Sale-Buyback Transactions					$(6,133)

(j)	Securities with an aggregate market value of $6,195 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(4,996) at a weighted average interest rate of 1.920%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	99	$12,080	$293	$39	$0

Total Futures Contracts				$293	$39	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$114	$79	$0	$0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		$20,500	(847)	(73)	(920)	16	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,960	7	(44)	(37)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,700	780	53	833	0	(18)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		650	(3)	18	15	0	(4)

Total Swap Agreements							$(98)	$68	$(30)	$20	$(22)

Cash of $444 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	2,070		$2,363	$0	$(10)
	01/2019		$313	ARS	12,735	19	0
BPS	01/2019	ARS	6,390		$164	0	(2)
CBK	01/2019		$576	EUR	507	5	0
	02/2019	CHF	1,240		$1,243	0	(24)
GLM	02/2019		$1,255	CHF	1,240	11	0
	03/2019		670	EGP	12,634	22	0
IND	01/2019	JPY	22,100		$195	0	(7)
UAG	03/2019	HKD	5,156		661	1	0

Total Forward Foreign Currency Contracts						$58	$(43)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400%	09/18/2019	EUR	200	$0	$0

Total Written Options							$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$5,127	$0	$5,127
Sovereign Issues	0	812	0	812
Australia
Corporate Bonds & Notes	0	392	0	392
Austria
Corporate Bonds & Notes	0	1,554	0	1,554
Bermuda
Corporate Bonds & Notes	0	1,838	0	1,838
Brazil
Corporate Bonds & Notes	0	7,694	0	7,694
Loan Participations and Assignments	0	0	1,449	1,449
Canada
Corporate Bonds & Notes	0	2,881	0	2,881
Cayman Islands
Convertible Bonds & Notes	0	674	0	674
Corporate Bonds & Notes	0	11,815	0	11,815
Chile
Corporate Bonds & Notes	0	2,604	0	2,604
China
Corporate Bonds & Notes	0	3,513	0	3,513
Colombia
Common Stocks	158	0	0	158
Corporate Bonds & Notes	0	839	0	839
Curacao
Corporate Bonds & Notes	0	266	0	266
Germany
Corporate Bonds & Notes	0	978	0	978
Hong Kong
Corporate Bonds & Notes	0	3,443	0	3,443
India
Corporate Bonds & Notes	0	456	0	456
Indonesia
Corporate Bonds & Notes	0	2,254	0	2,254
Ireland
Corporate Bonds & Notes	0	3,400	0	3,400
Luxembourg
Corporate Bonds & Notes	0	10,268	0	10,268
Mauritius
Corporate Bonds & Notes	0	2,592	0	2,592
Mexico
Corporate Bonds & Notes	0	2,166	0	2,166
Morocco
Corporate Bonds & Notes	0	384	0	384
Netherlands
Corporate Bonds & Notes	0	10,383	0	10,383
Nigeria
Corporate Bonds & Notes	0	1,207	0	1,207
Panama
Corporate Bonds & Notes	0	2,882	0	2,882
Peru
Corporate Bonds & Notes	0	1,167	0	1,167
Qatar
Corporate Bonds & Notes	0	537	0	537
Russia
Corporate Bonds & Notes	0	937	0	937
Singapore
Corporate Bonds & Notes	0	3,602	0	3,602
South Africa
Corporate Bonds & Notes	0	5,218	0	5,218
South Korea
Corporate Bonds & Notes	0	994	0	994
Supranational
Corporate Bonds & Notes	0	855	0	855
Tanzania
Loan Participations and Assignments	0	0	492	492
Thailand
Corporate Bonds & Notes	0	3,709	0	3,709
Turkey
Corporate Bonds & Notes	0	4,978	0	4,978
Loan Participations and Assignments	0	1,233	0	1,233
Sovereign Issues	0	618	0	618
Ukrainian SSR
Sovereign Issues	0	661	0	661
United Arab Emirates
Corporate Bonds & Notes	0	2,940	0	2,940
United Kingdom
Corporate Bonds & Notes	0	8,809	0	8,809
United States
Asset-Backed Securities	0	1,172	0	1,172
Corporate Bonds & Notes	0	4,288	0	4,288
Non-Agency Mortgage-Backed Securities	0	1,280	0	1,280
U.S. Treasury Obligations	0	11,317	0	11,317
Virgin Islands (British)
Corporate Bonds & Notes	0	3,773	0	3,773
Short-Term Instruments
Repurchase Agreements	0	927	0	927
Argentina Treasury Bills	0	31	0	31
Nigeria Treasury Bills	0	50	0	50
	$158	$139,518	$1,941	$141,617

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,320	$0	$0	$6,320

Total Investments	$6,478	$139,518	$1,941	$147,937

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	20	0	59
Over the counter	0	58	0	58
	$39	$78	$0	$117

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	0	(43)	0	(43)

	$0	$(65)	$0	$(65)

Total Financial Derivative Instruments	$39	$13	$0	$52

Totals	$6,517	$139,531	$1,941	$147,989

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,502	$0	$0	$0	$0	$(53)	$0	$0	$1,449	$(53)
Mexico
Common Stocks	50	0	(25)	52	0	(77)	0	0	0	(77)
Netherlands
Loan Participations and Assignments	1,501	0	(1,578)	5	45	27	0	0	0	0
Tanzania
Loan Participations and Assignments	0	1,000	(500)	0	0	(8)	0	0	492	(8)
United States
Commercial Paper	251	1,905	(2,117)	0	0	(39)	0	0	0	0

Totals	$3,304	$2,905	$(4,220)	$57	$45	$(150)	$0	$0	$1,941	$(138)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,449	Proxy Pricing	Base Price	96.340
Tanzania
Loan Participations and Assignments	492	Proxy Pricing	Base Price	98.326

Total	$1,941

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency and Short-Term Investments Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.0% ¤
ARGENTINA 2.3%
SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	14,120	$461
6.250% due 04/22/2019 (i)		$12,430	12,559
41.328% (BADLARPP) due 10/04/2022 ~	ARS	58,125	2,446
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,900	50
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		921,991	23,610
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		15,401	409
59.257% (ARLLMONP) due 06/21/2020 ~(a)		982,580	28,105
Provincia de Buenos Aires
52.516% due 05/31/2022 •(a)		37,586	901
52.545% due 12/06/2019 •(a)		19,840	509
Provincia de Cordoba
7.125% due 06/10/2021		$1,000	885

Total Argentina (Cost $121,044)			69,935

AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.3%
Commonwealth Bank of Australia
3.201% (US0003M + 0.400%) due 09/18/2020 ~		$9,700	9,680

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
3.229% due 12/16/2059 •		2,913	2,911

Total Australia (Cost $12,613)			12,591

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$9,800	10,007

Total Bermuda (Cost $9,987)			10,007

BRAZIL 5.2%
CORPORATE BONDS & NOTES 1.6%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,124
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		2,030	2,030
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	398
Caixa Economica Federal
4.250% due 05/13/2019		400	401
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		13,825	14,046
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		500	515
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (e)(f)		69	1
0.000% due 01/31/2019 (e)(f)		809	15
Petrobras Global Finance BV
6.125% due 01/17/2022		2,274	2,339
8.375% due 05/23/2021		1,087	1,184
Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	93,600	24,331

			50,384

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	21,923

SOVEREIGN ISSUES 2.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,300	2,338
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (e)	BRL	340,890	86,651

			88,989

Total Brazil (Cost $166,982)			161,296

CANADA 1.7%
CORPORATE BONDS & NOTES 1.7%
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		$43,500	43,363
3.488% (US0003M + 0.700%) due 06/15/2020 ~		9,600	9,569

Total Canada (Cost $53,078)			52,932

CAYMAN ISLANDS 1.8%
ASSET-BACKED SECURITIES 0.1%
M360 Advisors LLC
4.395% due 07/24/2028		$3,400	3,414

CORPORATE BONDS & NOTES 1.7%
ADCB Finance Cayman Ltd.
2.750% due 09/16/2019		19,600	19,481
3.000% due 03/04/2019		11,800	11,795
KSA Sukuk Ltd.
2.894% due 04/20/2022		10,000	9,755
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		331	319
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		703	400
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		993	928
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		8,700	8,396

			51,074

Total Cayman Islands (Cost $55,042)			54,488

CHILE 0.4%
CORPORATE BONDS & NOTES 0.4%
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022		$1,700	1,655
Itau CorpBanca
3.875% due 09/22/2019		9,500	9,546

Total Chile (Cost $11,265)			11,201

CHINA 2.1%
CORPORATE BONDS & NOTES 2.1%
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		$9,000	8,936
Industrial & Commercial Bank of China Ltd.
0.284% (EUR003M + 0.600%) due 05/23/2020 ~	EUR	14,100	16,155
3.341% (US0003M + 0.750%) due 11/08/2020 ~		$19,450	19,421
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020		1,200	1,196
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,300	3,267
2.125% due 05/03/2019 (i)		11,150	11,119
2.250% due 09/13/2020		1,300	1,277
2.500% due 04/28/2020		4,650	4,593

			65,964

SOVEREIGN ISSUES 0.0%
China Government International Bond
2.480% due 12/01/2020	CNY	5,000	714

Total China (Cost $67,958)			66,678

COLOMBIA 1.1%
CORPORATE BONDS & NOTES 0.9%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	84,416,000	26,254

SOVEREIGN ISSUES 0.2%
Bogota Distrito Capital
9.750% due 07/26/2028		60,000	20
Colombia Government International Bond
4.375% due 07/12/2021		$5,600	5,694
7.375% due 03/18/2019		700	708
11.750% due 02/25/2020		100	110

			6,532

Total Colombia (Cost $35,011)			32,786

CROATIA 0.8%
SOVEREIGN ISSUES 0.8%
Croatia Government International Bond
6.750% due 11/05/2019		$24,485	25,144

Total Croatia (Cost $25,167)			25,144

CZECH REPUBLIC 3.6%
SOVEREIGN ISSUES 3.6%
Czech Republic Government International Bond
1.770% (PRIB06M - 0.300%) due 12/09/2020 ~	CZK	2,500,000	112,040

Total Czech Republic (Cost $103,468)			112,040

DENMARK 2.3%
CORPORATE BONDS & NOTES 2.3%
Nykredit Realkredit A/S
1.000% due 10/01/2019	DKK	226,900	35,180
Realkredit Danmark A/S
1.000% due 04/01/2019		228,300	35,152

Total Denmark (Cost $71,471)			70,332

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government International Bond
5.750% due 04/29/2020		$3,500	3,540

Total Egypt (Cost $3,562)			3,540

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	117

Total France (Cost $114)			117

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,100	1,227
1.875% due 02/28/2020	GBP	400	503
3.406% (US0003M + 0.970%) due 07/13/2020 ~		$16,800	16,362
3.895% (US0003M + 1.450%) due 01/18/2019 ~		400	400
4.250% due 10/14/2021		21,200	20,741

Total Germany (Cost $40,002)			39,233

GREECE 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	13,500	15,646

Total Greece (Cost $16,707)			15,646

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government International Bond
5.750% due 06/06/2022		$10,300	10,712

Total Guatemala (Cost $10,697)			10,712

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		$1,400	1,392
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,883
CNPC General Capital Ltd.
2.750% due 05/14/2019		5,600	5,597
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		7,200	7,065

Total Hong Kong (Cost $16,007)			15,937

INDIA 2.0%
CORPORATE BONDS & NOTES 1.9%
ICICI Bank Ltd.
4.800% due 05/22/2019		$3,200	3,213
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		9,800	9,807
Oil India Ltd.
3.875% due 04/17/2019		10,100	10,119
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~		26,830	26,864
3.622% due 04/17/2019		9,800	9,812

			59,815

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India
2.750% due 04/01/2020		3,100	3,067
3.875% due 10/02/2019		1,200	1,204

			4,271

Total India (Cost $64,075)			64,086

INDONESIA 1.6%
CORPORATE BONDS & NOTES 1.1%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$4,400	4,464
Pertamina Persero PT
5.250% due 05/23/2021		28,400	29,154
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		300	310

			33,928

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
11.625% due 03/04/2019		13,600	13,816

Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		2,000	1,958

			15,774

Total Indonesia (Cost $49,761)			49,702

IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	7,600	8,729
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~		100	109
0.063% (EUR003M + 0.380%) due 01/21/2020 ~		200	227
0.800% due 01/21/2022		1,200	1,323
2.250% due 07/20/2020		500	589
4.350% due 11/03/2021		400	496
Russian Railways via RZD Capital PLC
3.450% due 10/06/2020		$1,700	1,680
8.300% due 04/02/2019	RUB	1,920,900	27,563

Total Ireland (Cost $44,621)			40,716

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.6%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$9,280	9,289
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		10,473	10,483

Total Israel (Cost $20,039)			19,772

JAPAN 0.9%
CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd.
3.122% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,774
Sumitomo Mitsui Banking Corp.
2.799% (US0003M + 0.350%) due 01/17/2020 ~		14,200	14,190

Total Japan (Cost $27,022)			26,964

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	3,125,750	7,117

Total Kazakhstan (Cost $9,478)			7,117

LUXEMBOURG 3.6%
CORPORATE BONDS & NOTES 3.6%
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		$1,458	605
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		700	698
5.338% due 09/25/2020	GBP	11,600	15,488
5.999% due 01/23/2021		$2,280	2,350
9.250% due 04/23/2019		22,825	23,165
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	3,800	4,376
4.150% due 03/06/2019 (g)		$19,500	19,498
5.180% due 06/28/2019		40,500	40,707
5.717% due 06/16/2021		5,000	5,083

Total Luxembourg (Cost $113,001)			111,970

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
5.250% due 08/12/2019		$8,400	8,509

Total Malaysia (Cost $8,507)			8,509

MEXICO 0.9%
CORPORATE BONDS & NOTES 0.9%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	11,689
6.450% due 12/05/2022		106,300	4,801
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		$630	0
Petroleos Mexicanos
8.000% due 05/03/2019		10,607	10,750

Total Mexico (Cost $36,956)			27,240

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
5.625% due 05/01/2023		$2,300	2,185

Total Mongolia (Cost $2,300)			2,185

NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% due 08/04/2028 •	EUR	350	401

CORPORATE BONDS & NOTES 0.0%
Syngenta Finance NV
3.698% due 04/24/2020		$800	794
Waha Aerospace BV
3.925% due 07/28/2020		104	105

			899

Total Netherlands (Cost $1,306)			1,300

PERU 0.8%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	72,000	21,471

SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		9,600	3,064

Total Peru (Cost $25,170)			24,535

QATAR 1.9%
CORPORATE BONDS & NOTES 0.8%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$7,567	7,662
6.750% due 09/30/2019		16,550	16,865

			24,527

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Qatar National Bank SAQ
3.516% due 12/22/2020		10,000	9,917
State Of Qatar
3.603% due 12/21/2020 «		19,400	19,303

			29,220

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		1,900	1,960

5.250% due 01/20/2020		1,200	1,226

			3,186

Total Qatar (Cost $57,023)			56,933

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	50

Total Russia (Cost $114)			50

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
4.875% due 02/25/2020		$7,500	7,574

Total Serbia (Cost $7,595)			7,574

SINGAPORE 0.8%
CORPORATE BONDS & NOTES 0.8%
BOC Aviation Ltd.
3.875% due 05/09/2019		$1,400	1,403
DBS Group Holdings Ltd.
3.257% (US0003M + 0.490%) due 06/08/2020 ~		24,550	24,544

Total Singapore (Cost $25,957)			25,947

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$7,460	7,550

Total South Africa (Cost $7,606)			7,550

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		$9,800	9,791

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	600	430

Total South Korea (Cost $10,273)			10,221

SRI LANKA 1.5%
CORPORATE BONDS & NOTES 0.1%
National Savings Bank
5.150% due 09/10/2019		$3,600	3,521

SOVEREIGN ISSUES 1.4%
Sri Lanka Government International Bond
5.125% due 04/11/2019		27,687	27,493
6.000% due 01/14/2019		14,760	14,723

			42,216

Total Sri Lanka (Cost $46,176)			45,737

TANZANIA 0.3%
SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
8.544% (US0006M + 6.000%) due 03/09/2020 ~		$8,200	8,378

Total Tanzania (Cost $8,325)			8,378

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Siam Commercial Bank PCL
3.500% due 04/07/2019		$9,800	9,811

Total Thailand (Cost $9,799)			9,811

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	114

Total Tunisia (Cost $112)			114

TURKEY 2.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Akbank T.A.S.
TBD% due 10/06/2019	EUR	6,800	7,624

SOVEREIGN ISSUES 1.9%
Export-Credit Bank of Turkey
5.875% due 04/24/2019		$38,900	38,888
Turkey Government International Bond
7.000% due 03/11/2019		3,100	3,116
7.500% due 11/07/2019		15,268	15,591

			57,595

Total Turkey (Cost $65,503)			65,219

UKRAINE 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,900	6,848
7.750% due 09/01/2020		4,000	3,867
7.750% due 09/01/2022		6,500	5,989

Total Ukraine (Cost $17,804)			16,704

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd. LLC
5.888% due 06/15/2019		$1,724	1,737

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		8,900	8,656

Total United Arab Emirates (Cost $10,620)			10,393

UNITED KINGDOM 1.1%
CORPORATE BONDS & NOTES 0.2%
British Telecommunications PLC
2.350% due 02/14/2019		$200	200
Ukreximbank Via Biz Finance PLC
16.500% due 03/02/2021	UAH	183,400	5,892

			6,092

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,345
1.710% due 12/21/2049 •		16,862	21,336
2.410% due 12/21/2049 •		1,701	2,156
2.910% due 12/21/2049 •		850	1,079
3.410% due 12/21/2049 •		486	616

3.910% due 12/21/2049 •	486	612

		27,144

Total United Kingdom (Cost $35,767)		33,236

UNITED STATES 9.9%
ASSET-BACKED SECURITIES 1.5%
Accredited Mortgage Loan Trust
3.541% due 04/25/2035 •	$525	530
ACE Securities Corp. Home Equity Loan Trust
2.656% due 07/25/2036 •	2,243	1,091
AFC Home Equity Loan Trust
3.286% due 02/25/2029 •	135	128
Argent Mortgage Loan Trust
2.986% due 05/25/2035 •	463	440
Asset-Backed Securities Corp. Home Equity Loan Trust
2.676% due 03/25/2036 •	586	584
Bear Stearns Asset-Backed Securities Trust
3.556% due 08/25/2037 •	1,632	1,453
4.240% due 07/25/2036 ~	95	96
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	115	88
Countrywide Asset-Backed Certificates Trust
2.656% due 03/25/2047 ^•	379	370
3.256% due 11/25/2035 •	4,490	4,452
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •	38	25
Educational Funding Co. LLC
2.740% due 10/25/2029 •	607	605
Fremont Home Loan Trust
2.746% due 08/25/2036 •	2,883	1,300
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	31	19
GSAA Trust
2.806% (US0001M + 0.300%) due 05/25/2047 ~	245	197
GSAMP Trust
2.576% due 12/25/2036 •	109	64
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •	43	18
HSI Asset Securitization Corp. Trust
2.646% due 01/25/2037 •	1,510	1,207
JPMorgan Mortgage Acquisition Corp.
2.846% due 02/25/2036 ^•	800	780
3.156% due 12/25/2035 •	8,091	7,518
JPMorgan Mortgage Acquisition Trust
2.616% due 08/25/2036 •	1,782	1,331
Lehman XS Trust
5.346% due 01/25/2036 ^Ø	3,196	2,759
MASTR Asset-Backed Securities Trust
2.556% due 01/25/2037 •	202	79
2.726% due 11/25/2036 •	1,481	1,027
Morgan Stanley ABS Capital, Inc. Trust
3.271% due 01/25/2035 •	185	178
Morgan Stanley Mortgage Loan Trust
2.736% due 02/25/2037 •	261	121
5.988% due 11/25/2036 ^Ø	1,295	626
New Century Home Equity Loan Trust
2.686% due 05/25/2036 •	322	302
Option One Mortgage Loan Trust
2.726% due 04/25/2037 •	381	293
2.726% due 05/25/2037 •	662	459
RAAC Trust
2.856% due 02/25/2046 •	10,376	10,060
Residential Asset Securities Corp. Trust
3.146% due 08/25/2035 •	318	311
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	286	99
2.586% due 11/25/2036 ^•	170	67
2.796% due 12/25/2035 •	1,158	1,132
Soundview Home Loan Trust
2.656% due 03/25/2037 •	1,012	982
2.686% due 02/25/2037 •	1,684	652
2.856% due 03/25/2036 •	1,800	1,743
3.406% due 10/25/2037 •	632	527
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	726	721

Wells Fargo Home Equity Asset-Backed Securities Trust
2.826% due 03/25/2037 •		1,500	1,228

			45,662

CORPORATE BONDS & NOTES 7.3%
Ally Financial, Inc.
4.125% due 03/30/2020		100	99
8.000% due 03/15/2020		100	104
AT&T, Inc.
3.086% (US0003M + 0.650%) due 01/15/2020 ~		700	699
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	30,000	1,954
BAT Capital Corp.
3.204% due 08/14/2020 •		$4,200	4,160
Caterpillar Financial Services Corp.
3.026% (US0003M + 0.290%) due 09/04/2020 ~		24,600	24,528
CVS Health Corp.
3.397% (US0003M + 0.630%) due 03/09/2020 ~		12,100	12,080
D.R. Horton, Inc.
4.375% due 09/15/2022		300	304
Dell International LLC
3.480% due 06/01/2019		400	399
Delta Air Lines, Inc.
3.400% due 04/19/2021		3,200	3,175
DISH DBS Corp.
7.875% due 09/01/2019		100	102
Dominion Energy, Inc.
3.288% (US0003M + 0.550%) due 06/01/2019 ~		5,000	4,997
Duke Energy Progress LLC
2.947% (US0003M + 0.180%) due 09/08/2020 ~		16,600	16,539
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~		6,977	6,971
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 •	EUR	100	112
0.375% due 05/17/2022		400	433
5.550% due 05/04/2020		$200	203
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		2,900	2,835
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,312
8.250% due 12/15/2020		600	646
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		19,400	19,227
Marriott International, Inc.
3.229% (US0003M + 0.600%) due 12/01/2020 ~		7,800	7,783
Morgan Stanley
3.414% (US0003M + 0.800%) due 02/14/2020 ~		14,850	14,851
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~		11,050	11,048
Navient Corp.
5.000% due 10/26/2020		100	96
5.875% due 03/25/2021		200	192
8.000% due 03/25/2020		100	102
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		44,600	44,554
QVC, Inc.
3.125% due 04/01/2019		800	798
Rio Oil Finance Trust
9.250% due 07/06/2024		4,487	4,807
9.750% due 01/06/2027		1,270	1,395
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		9,200	9,015
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~		13,600	13,579
3.503% (US0003M + 0.700%) due 09/30/2020 ~		900	898
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		7,300	7,256
Sprint Capital Corp.
6.900% due 05/01/2019		500	504
Sprint Communications, Inc.
7.000% due 08/15/2020		100	103
Time Warner Cable LLC
8.750% due 02/14/2019		2,400	2,414
Tyson Foods, Inc.
3.157% (US0003M + 0.450%) due 05/30/2019 ~		1,700	1,698
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		3,800	3,787

			225,759

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Investment Trust
2.906% due 03/25/2046 •		2,841	2,717

Banc of America Mortgage Trust
4.487% due 07/25/2034 ~	95	97
BCAP LLC Trust
3.345% due 05/26/2037 ~	5,552	4,830
Chase Mortgage Finance Trust
5.500% due 11/25/2035	481	459
CitiMortgage Alternative Loan Trust
3.156% due 10/25/2036 •	1,797	1,483
Countrywide Alternative Loan Trust
2.666% due 09/25/2047 •	1,289	1,245
2.786% due 12/25/2035 •	55	53
2.856% due 05/25/2036 ^•	1,909	1,218
4.179% due 10/25/2035 ^~	34	29
6.000% due 07/25/2037	1,234	903
Countrywide Home Loan Mortgage Pass-Through Trust
2.776% due 04/25/2046 •	470	217
3.871% due 02/20/2036 ^~	87	74
4.305% due 04/20/2035 ~	281	279
6.000% due 07/25/2036	1,236	1,026
Credit Suisse First Boston Mortgage Securities Corp.
3.884% due 06/25/2033 ~	357	356
Downey Savings & Loan Association Mortgage Loan Trust
2.660% due 10/19/2036 •	814	715
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •	262	233
HarborView Mortgage Loan Trust
4.157% due 10/19/2035 •	421	329
IndyMac Mortgage Loan Trust
2.686% due 02/25/2037 •	707	639
3.146% due 07/25/2045 •	335	325
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	676	635
Merrill Lynch Mortgage Investors Trust
4.674% due 11/25/2035 •	1,418	1,437
Mortgage Equity Conversion Asset Trust
3.120% due 05/25/2042 «•	1,529	1,422
New York Mortgage Trust
3.046% due 04/25/2035 •	4,517	4,345
Structured Adjustable Rate Mortgage Loan Trust
4.312% due 07/25/2034 ~	866	860
Structured Asset Mortgage Investments Trust
2.806% due 02/25/2037 •	2,258	2,137
2.870% due 04/19/2035 •	983	958
Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036	374	369
Suntrust Adjustable Rate Mortgage Loan Trust
4.304% due 10/25/2037 ^~	2,231	2,094
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•	776	709
WaMu Mortgage Pass-Through Certificates Trust
2.876% due 05/25/2034 •	299	273
3.667% due 02/25/2037 ^~	808	791
3.849% due 03/25/2037 ~	163	162
Wells Fargo Mortgage-Backed Securities Trust
4.729% due 10/25/2036 ~	1,503	1,482

		34,901

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.253% due 06/01/2043 - 07/01/2044 •	177	176
4.038% due 09/01/2035 •	53	56
4.117% due 11/01/2035 •	18	18
4.455% due 09/01/2035 •	11	12
4.528% due 10/01/2035 •	12	13
4.787% due 11/01/2035 •	53	55
Freddie Mac
2.786% due 09/25/2031 •	98	97
4.425% due 08/01/2035 •	6	6
5.000% due 10/01/2033 - 12/01/2041	700	740

		1,173

Total United States (Cost $307,616)		307,495

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$9,125	9,045
IFC Development Corporate Treasury Ltd.
2.375% due 05/21/2019	9,800	9,758

Total Virgin Islands (British) (Cost $19,006)		18,803

SHORT-TERM INSTRUMENTS 33.7%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$11,200	11,207

COMMERCIAL PAPER 0.1%
Campbell Soup Co.
2.900% due 01/15/2019		2,000	1,998

REPURCHASE AGREEMENTS (h) 0.1%			3,960

SHORT-TERM NOTES 0.1%
Republic of Argentina Bond
3.750% due 02/08/2019	ARS	40,670	1,532

ARGENTINA TREASURY BILLS 0.8%
2.872% due 01/31/2019 - 06/28/2019 (d)(e)		791,882	23,225

EGYPT TREASURY BILLS 0.5%
19.593% due 01/08/2019 - 03/19/2019 (d)(e)	EGP	270,075	14,687

GREECE TREASURY BILLS 0.1%
0.909% due 02/01/2019 - 03/01/2019 (d)(e)	EUR	3,900	4,464

HUNGARY TREASURY BILLS 5.6%
(0.056)% due 01/09/2019 - 02/13/2019 (d)(e)	HUF	48,607,980	173,467

JAPAN TREASURY BILLS 16.3%
(0.246)% due 01/15/2019 - 03/11/2019 (d)(e)	JPY	55,050,000	502,337

MEXICO TREASURY BILLS 8.5%
8.326% due 02/07/2019 - 03/28/2019 (d)(e)	MXN	5,224,500	262,182

U.S. TREASURY BILLS 1.2%
2.356% due 01/03/2019 - 03/14/2019 (d)(e)(k)(m)		$37,450	37,335

Total Short-Term Instruments (Cost $1,014,233)			1,036,394

Total Investments in Securities (Cost $2,865,940)			2,809,270

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short Asset Portfolio		19,515,875	193,636
PIMCO Short-Term Floating NAV Portfolio III		10,851,246	107,254

Total Short-Term Instruments (Cost $302,634)			300,890

Total Investments in Affiliates (Cost $302,634)			300,890

Total Investments 100.8% (Cost $3,168,574)			$3,110,160
Financial Derivative Instruments (j)(l) 0.9% (Cost or Premiums, net $(4,610))			28,438
Other Assets and Liabilities, net (1.7)%			(52,882)

Net Assets 100.0%			$3,085,716

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$19,523	$19,498	0.63%

Borrowings and Other Financing Transactions

(h) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$3,960	U.S. Treasury Notes 2.875% due 09/30/2023	$(4,043)	$3,960	$3,960

Total Repurchase Agreements						$(4,043)	$3,960	$3,960

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	1.950%	07/10/2018	TBD	(3)	$(498)	$(501)
MEI	1.500	12/06/2018	TBD	(3)	(6,182)	(6,188)

Total Reverse Repurchase Agreements						$(6,689)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.5)%
U.S. Government Agencies (0.5)%
Freddie Mac, TBA	5.000%	01/01/2049	$13,000	$(13,617)	$(13,611)
Freddie Mac, TBA	6.000	01/01/2049	2,000	(2,154)	(2,151)

Total Short Sales (0.5)%				$(15,771)	$(15,762)

(i)	Securities with an aggregate market value of $6,561 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(4,589) at a weighted average interest rate of 1.178%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	163	$19,889	$491	$64	$0

Total Futures Contracts				491	$64	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	1.450%	EUR	3,100	$(24)	$10	$(14)	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		$600	(17)	10	(7)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		100	(5)	0	(5)	0	0

							$(46)	$20	$(26)	$1	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	6.650%	Maturity	07/01/2019	BRL	170,200	$1	$53	$54	$0	$(1)
Pay	1-Year BRL-CDI	6.920	Maturity	07/01/2019		218,800	17	154	171	0	(1)
Pay	1-Year BRL-CDI	7.730	Maturity	07/01/2019		339,300	307	509	816	0	(1)
Receive	1-Year BRL-CDI	6.900	Maturity	01/02/2020		280,000	(99)	(172)	(271)	0	(1)
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		120,300	2	(862)	(860)	0	(9)
Receive	1-Year BRL-CDI	10.100	Maturity	01/04/2027		45,000	(109)	(338)	(447)	0	(4)
Receive	1-Year BRL-CDI	12.070	Maturity	01/04/2027		24,500	(112)	(579)	(691)	0	(4)
Receive	1-Year BRL-CDI	12.550	Maturity	01/04/2027		23,600	(96)	(654)	(750)	0	(4)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$177,870	(2,936)	731	(2,205)	263	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,800	665	(218)	447	0	(44)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	103	(17)	86	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	290	(32)	258	0	(11)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		37,910	1,366	(481)	885	0	(217)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028	ZAR	22,100	0	(43)	(43)	3	0
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021	MXN	484,200	1,039	124	1,163	0	(38)

							$438	$(1,825)	$(1,387)	$266	$(342)

Total Swap Agreements							$392	$(1,805)	$(1,413)	$267	$(342)

(k)

Securities with an aggregate market value of $1,953 and cash of $7,287 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	611,990		$15,461	$0	$(639)
	01/2019	BRL	45,971		11,718	0	(143)
	01/2019	EUR	43,240		49,365	0	(210)
	01/2019	MXN	29,561		1,459	0	(43)
	01/2019	PLN	15,303		4,102	13	0
	01/2019		$15,435	ARS	592,796	186	0
	01/2019		11,864	BRL	45,971	0	(3)
	01/2019		2,737	DKK	18,000	25	0
	01/2019		2,344	UAH	66,148	25	0
	02/2019	HUF	5,255,900		$18,756	0	(53)
	02/2019		$11,706	BRL	45,971	134	0
	02/2019		16,210	ILS	59,580	0	(231)
	03/2019	CNH	122,461		$17,883	57	0
	03/2019	PHP	16,191		303	0	(4)
	10/2019	DKK	18,000		2,806	0	(25)
BPS	01/2019	ARS	296,398		7,835	0	(35)
	01/2019	BRL	354,807		91,520	22	(47)
	01/2019	DKK	461,560		70,294	0	(536)
	01/2019	JPY	19,810,000		175,187	0	(5,670)
	01/2019	PLN	8,948		2,376	0	(16)
	01/2019	RUB	161,624		2,393	80	0
	01/2019	TRY	124,986		23,306	0	(141)
	01/2019		$11,485	ARS	459,601	641	0
	01/2019		91,214	BRL	354,807	373	(41)
	01/2019		12,297	EGP	229,569	414	0
	01/2019		12,189	MXN	240,293	26	0
	01/2019		25,978	PLN	96,668	17	(160)
	01/2019		36,281	TRY	199,109	1,071	0
	02/2019	ILS	3,847		$1,030	0	(1)
	02/2019	JPY	18,240,000		161,852	0	(5,039)
	02/2019	PEN	761		224	0	(1)
	02/2019	TRY	101,467		17,464	0	(1,216)
	02/2019		$5,748	PEN	19,464	20	0
	03/2019	IDR	8,681,471		$595	0	(2)
	03/2019	INR	100,883		1,421	0	(18)
	04/2019	BRL	12,200		3,156	29	0
	12/2019	TRY	198,704		30,933	0	(1,017)
	08/2020		32,904		3,493	0	(1,310)
BRC	01/2019	EUR	3,591	DKK	26,800	0	(2)
	01/2019	MXN	123,390		$6,058	0	(214)
	01/2019		$4,485	ARS	179,265	138	0
	02/2019	ILS	915		$245	0	0
	02/2019	MXN	2,161,300		104,866	0	(4,169)
	02/2019	RON	54,749		13,353	0	(111)
	02/2019		$22,591	RUB	1,505,672	0	(1,090)
	02/2019		37,170	ZAR	508,120	0	(2,006)
	02/2019	ZAR	44,597		$3,086	6	(6)
	03/2019	INR	368,310		5,021	0	(231)
	03/2019	MYR	37,828		9,011	0	(153)
	10/2019	DKK	26,800	EUR	3,596	2	0
BSS	01/2019		$22,734	ARS	888,891	444	0
	08/2019	ARS	1,095,314		$22,734	0	(267)
CBK	01/2019		679,008		16,612	0	(1,093)
	01/2019	BRL	134,254		34,648	8	0
	01/2019	CAD	637		484	17	0
	01/2019	EUR	1,346		1,532	0	(11)
	01/2019	GBP	338		431	1	0
	01/2019	HUF	8,916,720		31,763	48	(130)
	01/2019	TRY	11,596		2,143	1	(34)
	01/2019		$1,060	ARS	41,105	20	0
	01/2019		34,387	BRL	134,254	252	0
	01/2019		954	EGP	17,761	30	0
	01/2019		77,436	MXN	1,596,345	3,714	0
	01/2019		66,443	PLN	246,025	0	(691)
	01/2019		7,010	TRY	38,387	191	0
	02/2019	BRL	14,467		$3,719	0	(7)
	02/2019	CLP	180,075		262	2	0
	02/2019	COP	5,680,823		1,778	32	0
	02/2019	CZK	61,070		2,705	2	(20)
	02/2019	EUR	1,800		2,080	13	0
	02/2019	ILS	1,433		388	3	0
	02/2019	PEN	2,538		752	0	(1)
	02/2019		$30,315	COP	95,583,316	0	(950)
	02/2019		33,745	ILS	123,784	0	(548)
	02/2019		5,495	ZAR	75,815	0	(248)
	03/2019	PHP	7,390		$139	0	(1)
	03/2019	SGD	6,672		4,870	0	(34)
	03/2019	THB	17,149		525	0	(3)
	03/2019		$310,332	KRW	347,804,151	2,814	0
	03/2019		9,379	RUB	549,140	0	(1,558)
	12/2019	TRY	58,952		$9,194	0	(285)
DUB	01/2019		$2,554	EGP	47,298	65	0
	08/2020	TRY	31,153		$3,235	0	(1,311)
FBF	01/2019		$13,738	TRY	75,284	385	0
	02/2019		72,338	RUB	4,871,302	0	(2,766)
	03/2019	MXN	1,334,000		$64,006	0	(3,218)
	03/2019	RUB	549,140		9,379	1,558	0
	03/2019		$41,337	PHP	2,186,316	146	0
	12/2019	TRY	88,212		$13,738	0	(446)
	08/2020		26,913		2,857	0	(1,072)
GLM	01/2019	BRL	276,906		71,463	18	0
	01/2019	EUR	4,310		4,922	0	(19)
	01/2019	GBP	34,042		43,532	125	0
	01/2019	MXN	38,879		1,939	0	(37)
	01/2019	PLN	8,362		2,220	0	(15)
	01/2019		$2,323	ARS	92,584	42	0
	01/2019		70,799	BRL	276,906	647	0
	01/2019		1	EGP	15	0	0
	01/2019		171	MXN	3,518	8	0
	01/2019		14,372	PHP	759,820	93	0
	01/2019		26,151	RUB	1,766,323	0	(873)
	01/2019		75,927	TRY	480,161	14,149	0
	01/2019		2,957	UAH	83,387	30	0
	02/2019	RUB	331,746		$4,968	231	0
	02/2019		$17,581	CLP	11,948,533	0	(349)
	02/2019		2,715	ILS	9,986	0	(37)
	02/2019		95,979	RUB	6,379,859	0	(4,874)
	03/2019	ARS	1,692,175		$37,797	0	(2,965)
	03/2019	MYR	2,729		652	0	(9)
	03/2019	PHP	57,054		1,072	0	(11)
	03/2019		$9,858	EGP	182,018	70	0
	03/2019		108,378	IDR	1,593,163,301	1,124	0
	03/2019		21,667	KRW	24,089,371	22	0
	03/2019		3,930	RUB	263,182	0	(185)
	04/2019	BRL	119,590		$30,454	0	(199)
	04/2019		$321,996	CNY	2,245,214	4,303	0
	07/2019		6,001	ARS	282,334	74	0
HUS	01/2019	CHF	472		$475	0	(6)
	01/2019	HUF	3,797,700		13,622	63	0
	01/2019	MXN	14,433		711	0	(22)
	01/2019	PLN	39,067		10,416	35	(60)
	01/2019	RUB	1,061,168		15,749	562	0
	01/2019	TRY	6,132		1,159	9	0
	01/2019		$24,680	ARS	981,549	556	0
	01/2019		2,717	EGP	50,600	84	0
	01/2019		108,460	MXN	2,180,357	2,126	0
	01/2019		53,860	PLN	200,000	0	(408)
	02/2019	AUD	609		$441	11	0
	02/2019		$8,660	ARS	357,356	175	0
	02/2019	ZAR	5,073		$357	6	0
	03/2019	INR	86,571		1,182	0	(52)
	03/2019	KRW	10,280,960		9,133	0	(123)
	03/2019	SGD	10,036		7,334	0	(42)
	03/2019	THB	471,759		14,418	0	(100)
	03/2019	TWD	14,267		466	0	(4)
	03/2019		$153,380	THB	5,048,038	1,975	0
	04/2019	ARS	266,751		$6,269	0	(53)
	04/2019	CNH	205,846		29,436	0	(528)
	04/2019	CNY	105,819		15,200	0	(179)
IND	01/2019	BRL	147,866		38,161	9	0
	01/2019		$38,062	BRL	147,866	90	0
	01/2019		9,729	MXN	198,104	341	0
	02/2019	CZK	7,354		$325	0	(3)
	02/2019	HUF	4,291,700		15,135	0	(216)
	03/2019	KRW	1,846,971		1,642	0	(21)
	03/2019	MYR	23,973		5,728	0	(79)
	03/2019	PHP	16,256		307	0	(1)
	03/2019	THB	137,140		4,190	0	(30)
JPM	01/2019	ARS	431,330		11,065	0	(193)
	01/2019	BRL	531,681		154,153	16,979	(8)
	01/2019	EUR	3,584		4,106	0	(4)
	01/2019	PLN	4,210		1,128	3	0
	01/2019	RUB	602,440		8,926	304	0
	01/2019	TRY	16,517		3,021	0	(77)
	01/2019		137,235	BRL	531,681	0	(54)
	01/2019		80,174	MXN	1,651,861	3,608	0
	01/2019		13,057	PLN	49,041	50	0
	02/2019	CZK	94,266		$4,167	0	(35)
	02/2019	ILS	1,059		283	0	(1)
	02/2019	JPY	3,000,000		26,819	0	(630)
	02/2019	PEN	567		169	1	0
	02/2019		$59,781	CZK	1,336,324	0	(204)
	02/2019		17,973	TRY	107,096	1,743	0
	02/2019		61,477	ZAR	906,915	1,287	0
	02/2019	ZAR	10,219		$694	0	(13)
	03/2019	IDR	7,481,716		506	0	(8)
	03/2019	INR	813,340		11,555	0	(42)
	03/2019	THB	98,105		3,000	0	(19)
	03/2019	TWD	19,777		646	0	(5)
	04/2019	BRL	26,900		6,887	0	(8)
	09/2019		$15,573	TRY	121,072	4,504	0
	02/2020		7,131	ARS	396,507	288	0
MSB	01/2019	BRL	416,820		$106,332	0	(1,214)
	01/2019		$90,340	BRL	350,050	0	(22)
	02/2019	RUB	78,391		$1,176	56	0
	02/2019		$106,148	BRL	416,820	1,204	0
	04/2019	BRL	182,200		$48,570	1,868	0
MYI	01/2019		$17,741	BRL	66,770	0	(514)
	01/2019		63,736	DKK	416,760	219	0
	01/2019		4,042	EGP	75,419	133	0
	01/2019		4,314	MXN	87,810	150	0
	03/2019	EGP	48,043		$2,552	0	(78)
	04/2019	DKK	416,760		64,247	0	(219)
NGF	03/2019		$198,313	INR	14,169,468	3,731	0
RBC	01/2019	BRL	3,162		$815	0	(1)
	01/2019		$816	BRL	3,162	0	0
	01/2019		48,201	JPY	5,450,000	1,555	0
	03/2019	MYR	3,151		$749	0	(14)
RYL	02/2019	CZK	22,670		998	0	(13)
	03/2019	IDR	43,151,941		2,913	0	(53)
	03/2019	SGD	1,144		837	0	(4)
	03/2019	THB	46,434		1,422	0	(7)
	03/2019	TWD	30,852		1,009	0	(7)
SCX	02/2019		$39,186	CZK	883,953	223	0
	03/2019		17,532	CNH	122,461	295	0
	04/2019	CNH	122,461		$17,508	0	(318)
SOG	01/2019	HUF	21,907,745		78,851	708	(137)
	01/2019	RUB	81,637		1,203	35	0
	01/2019		$65,374	PLN	242,466	0	(573)
	01/2019		7,961	TRY	43,579	214	0
	02/2019	MXN	864,600		$42,098	0	(1,663)
	03/2019	HUF	1,829,162		6,498	0	(59)
	03/2019	IDR	5,417,898		366	0	(6)
	03/2019	INR	62,668		875	0	(19)
	03/2019	KRW	1,334,904		1,194	0	(8)
	03/2019	MXN	864,600		41,755	0	(1,662)
	03/2019		$61,001	INR	4,358,493	1,148	0
	12/2019	TRY	26,329		$4,102	0	(131)
SSB	01/2019	HUF	4,439,500		15,830	0	(43)
	01/2019	PHP	759,820		14,296	0	(169)
	03/2019	EUR	2,100		2,432	15	0
	03/2019		$146,096	MYR	611,996	2,159	0
	03/2019		14,226	PHP	759,820	190	0
	03/2019		246,857	SGD	337,343	1,086	0
	03/2019		137,315	TWD	4,199,377	948	0
	04/2019	CNY	20,763		$3,000	0	(17)
TOR	02/2019		$29,669	CLP	20,000,000	0	(825)
	03/2019	KRW	3,371,070		$3,000	0	(35)
UAG	01/2019	JPY	19,486,000		172,018	0	(5,823)
	01/2019		$48,341	TRY	305,948	9,054	0
	02/2019	ILS	658		$177	0	0
	03/2019	HKD	14,220		1,822	2	0
	03/2019	KRW	2,136,601		1,911	0	(13)
	03/2019	MYR	1,965		472	0	(4)
	03/2019	TWD	105,463		3,440	0	(32)
	03/2019		$18,323	KRW	20,237,754	0	(102)
	04/2019	EUR	13,500		$17,000	1,395	0

Total Forward Foreign Currency Contracts						$95,158	$(65,863)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
HUS	Call - OTC USD versus SGD	SGD	1.450	01/09/2019	$10,000	$1	$0

Total Purchased Options						$1	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	03/20/2019		$7,800	$(9)	$(13)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		5,200	(9)	(10)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	3,800	(7)	(6)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$4,200	(8)	(7)

							$(33)	$(36)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	$16,100	$(1,340)	$(286)
CBK	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	33,900	(475)	0
DUB	Call - OTC USD versus TRY	TRY	13.000	08/27/2020	15,800	(1,401)	(281)
FBF	Call - OTC USD versus TRY		13.000	08/26/2020	16,100	(1,245)	(286)
HUS	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	100	(1)	0
MYI	Call - OTC USD versus MXN	MXN	21.760	02/26/2019	26,300	(327)	(76)

						$(4,789)	$(929)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «	04/30/2019	$78,800	$(77)	$(78)

Total Written Options				$(4,899)	$(1,043)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2019	0.825%	$2,600	$(5)	$8	$3	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	1,300	(3)	6	3	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.021	4,500	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	4,800	13	(2)	11	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	4,400	19	(9)	10	0
CBK	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	5,100	(4)	9	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	6,700	25	(9)	16	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	11,100	(27)	52	25	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	2.724	4,900	(143)	25	0	(118)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.790	3,800	14	(5)	9	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	600	(3)	11	8	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.288	7,000	19	68	87	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	4,100	20	(11)	9	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	03/20/2019	3.673	2,500	10	2	12	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	13,600	(4)	16	12	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.617	7,900	(34)	137	103	0

							$(103)	$299	$314	$(118)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month COP-IBR Compounded-OIS	5.170%	Quarterly	01/25/2023	COP	1,597,400	$0	$1	$1	$0

Total Swap Agreements								$(103)	$300	$315	$(118)

(m)

Securities with an aggregate market value of $30,153 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$69,935	$0	$69,935
Australia
Corporate Bonds & Notes	0	9,680	0	9,680
Non-Agency Mortgage-Backed Securities	0	2,911	0	2,911
Bermuda
Corporate Bonds & Notes	0	10,007	0	10,007
Brazil
Corporate Bonds & Notes	0	50,384	0	50,384
Loan Participations and Assignments	0	0	21,923	21,923
Sovereign Issues	0	88,989	0	88,989
Canada
Corporate Bonds & Notes	0	52,932	0	52,932
Cayman Islands
Asset-Backed Securities	0	3,414	0	3,414
Corporate Bonds & Notes	0	51,074	0	51,074
Chile
Corporate Bonds & Notes	0	11,201	0	11,201
China
Corporate Bonds & Notes	0	65,964	0	65,964
Sovereign Issues	0	714	0	714
Colombia
Corporate Bonds & Notes	0	26,254	0	26,254
Sovereign Issues	0	6,532	0	6,532
Croatia
Sovereign Issues	0	25,144	0	25,144
Czech Republic
Sovereign Issues	0	112,040	0	112,040
Denmark
Corporate Bonds & Notes	0	70,332	0	70,332
Egypt
Sovereign Issues	0	3,540	0	3,540
France
Corporate Bonds & Notes	0	117	0	117
Germany
Corporate Bonds & Notes	0	39,233	0	39,233
Greece
Sovereign Issues	0	15,646	0	15,646
Guatemala
Sovereign Issues	0	10,712	0	10,712
Hong Kong
Corporate Bonds & Notes	0	15,937	0	15,937
India
Corporate Bonds & Notes	0	59,815	0	59,815
Sovereign Issues	0	4,271	0	4,271
Indonesia
Corporate Bonds & Notes	0	33,928	0	33,928
Sovereign Issues	0	15,774	0	15,774
Ireland
Corporate Bonds & Notes	0	40,716	0	40,716
Israel
Corporate Bonds & Notes	0	19,772	0	19,772
Japan
Corporate Bonds & Notes	0	26,964	0	26,964
Kazakhstan
Corporate Bonds & Notes	0	7,117	0	7,117
Luxembourg
Corporate Bonds & Notes	0	111,970	0	111,970
Malaysia
Corporate Bonds & Notes	0	8,509	0	8,509
Mexico
Corporate Bonds & Notes	0	27,240	0	27,240
Mongolia
Sovereign Issues	0	2,185	0	2,185
Netherlands
Asset-Backed Securities	0	401	0	401
Corporate Bonds & Notes	0	899	0	899
Peru
Corporate Bonds & Notes	0	21,471	0	21,471
Sovereign Issues	0	3,064	0	3,064
Qatar
Corporate Bonds & Notes	0	24,527	0	24,527
Loan Participations and Assignments	0	9,917	19,303	29,220
Sovereign Issues	0	3,186	0	3,186
Russia
Sovereign Issues	0	50	0	50
Serbia
Sovereign Issues	0	7,574	0	7,574
Singapore
Corporate Bonds & Notes	0	25,947	0	25,947
South Africa
Corporate Bonds & Notes	0	7,550	0	7,550
South Korea
Corporate Bonds & Notes	0	9,791	0	9,791
Sovereign Issues	0	430	0	430
Sri Lanka
Corporate Bonds & Notes	0	3,521	0	3,521
Sovereign Issues	0	42,216	0	42,216
Tanzania
Sovereign Issues	0	8,378	0	8,378
Thailand
Corporate Bonds & Notes	0	9,811	0	9,811
Tunisia
Sovereign Issues	0	114	0	114
Turkey
Loan Participations and Assignments	0	7,624	0	7,624
Sovereign Issues	0	57,595	0	57,595
Ukraine
Sovereign Issues	0	16,704	0	16,704
United Arab Emirates
Corporate Bonds & Notes	0	1,737	0	1,737
Sovereign Issues	0	8,656	0	8,656
United Kingdom
Corporate Bonds & Notes	0	6,092	0	6,092
Non-Agency Mortgage-Backed Securities	0	27,144	0	27,144
United States
Asset-Backed Securities	0	45,662	0	45,662
Corporate Bonds & Notes	0	225,759	0	225,759
Non-Agency Mortgage-Backed Securities	0	33,479	1,422	34,901
U.S. Government Agencies	0	1,173	0	1,173
Virgin Islands (British)
Corporate Bonds & Notes	0	18,803	0	18,803
Short-Term Instruments
Certificates of Deposit	0	11,207	0	11,207
Commercial Paper	0	1,998	0	1,998
Repurchase Agreements	0	3,960	0	3,960
Short-Term Notes	0	1,532	0	1,532
Argentina Treasury Bills	0	23,225	0	23,225
Egypt Treasury Bills	0	14,687	0	14,687
Greece Treasury Bills	0	4,464	0	4,464
Hungary Treasury Bills	0	173,467	0	173,467
Japan Treasury Bills	0	502,337	0	502,337
Mexico Treasury Bills	0	262,182	0	262,182
U.S. Treasury Bills	0	37,335	0	37,335
	$0	$2,766,622	$42,648	$2,809,270

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$300,890	$0	$0	$300,890

Total Investments	$300,890	$2,766,622	$42,648	$3,110,160

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,762)	$0	$(15,762)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	64	267	0	331
Over the counter	0	95,473	0	95,473
	$64	$95,740	$0	$95,804

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(342)	0	(342)
Over the counter	0	(66,946)	(78)	(67,024)

	$0	$(67,288)	$(78)	$(67,366)

Total Financial Derivative Instruments	$64	$28,452	$(78)	$28,438

Totals	$300,954	$2,779,312	$42,570	$3,122,836

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,729	$0	$0	$0	$0	$(806)	$0	$0	$21,923	$(806)
Malaysia
Sovereign Issues	6,509	0	(6,299)	(9)	(128)	(73)	0	0	0	0
Netherlands
Loan Participations and Assignments	9,947	0	(10,000)	0	125	(72)	0	0	0	0
Qatar
Loan Participations and Assignments	0	19,255	0	0	0	48	0	0	19,303	48
United States
Non-Agency Mortgage-Backed Securities	1,486	0	(113)	2	11	36	0	0	1,422	36
Short-Term Instruments
Commercial Paper	1,709	12,993	(11,457)	0	0	(263)	0	(2,982)	0	(263)
Short-Term Notes	18,654	0	(18,876)	7	372	(157)	0	0	0	0

	$61,034	$32,248	$(46,745)	$0	$380	$(1,287)	$0	$(2,982)	$42,648	$(985)
Financial Derivative Instruments – Liabilities
Over the counter	$0	$0	$(78)	$0	$0	$0	$0	$0	$(78)	$0

Totals	$61,034	$32,248	$(46,823)	$0	$380	$(1,287)	$0	$(2,982)	$42,570	$(985)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$21,923	Proxy Pricing	Base Price	96.340
Qatar
Loan Participations and Assignments	19,303	Third Party Vendor	Broker Quote	99.500
United States
Non-Agency Mortgage-Backed Securities	1,422	Third Party Vendor	Broker Quote	93.000
Financial Derivative Instruments - Liabilities
Over the counter	(78)	Other Valuation Techniques (3)	—	—

Total	$42,570

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

As of December 31, 2018 there were no open written options.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$594

Total Short-Term Instruments (Cost $594)		594

Total Investments in Securities (Cost $594)		594

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
UNITED STATES (a) 99.4%
MUTUAL FUNDS 99.4%
PIMCO Emerging Local Bond Fund	29,750,100	195,161
PIMCO Emerging Markets Bond Fund	10,550,901	102,871
PIMCO Emerging Markets Corporate Bond Fund	8,153,449	82,921

Total United States (Cost $422,679)		380,953

SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	238,984	2,362

Total Short-Term Instruments (Cost $2,362)		2,362

Total Investments in Affiliates (Cost $425,041)		383,315

Total Investments 100.2% (Cost $425,635)		$383,909
Other Assets and Liabilities, net (0.2)%		(598)

Net Assets 100.0%		$383,311

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$594	U.S. Treasury Notes 2.875% due 09/30/2023	$(607)	$594	$594

Total Repurchase Agreements						$(607)	$594	$594

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$594	$0	$594
	$0	$594	$0	$594

Investments in Affiliates, at Value
United States
Mutual Funds	380,953	0	0	380,953
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,362	0	0	2,362

	$383,315	$0	$0	$383,315

Total Investments	$383,315	$594	$0	$383,909

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.8% ¤
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.7%
Barclays PLC
4.610% due 02/15/2023 •	$3,500	$3,473
BOC Aviation Ltd.
2.750% due 09/18/2022	800	770
Deutsche Bank AG
3.284% (US0003M + 0.815%) due 01/22/2021 ~	5,600	5,346
3.766% (US0003M + 1.290%) due 02/04/2021 ~	900	876
Mitsubishi UFJ Financial Group, Inc.
3.158% (US0003M + 0.650%) due 07/26/2021 ~	1,100	1,096
3.368% (US0003M + 0.860%) due 07/26/2023 ~	2,100	2,078
Santander UK PLC
3.276% (US0003M + 0.660%) due 11/15/2021 ~	3,400	3,370
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~	1,300	1,292
UBS AG
2.200% due 06/08/2020	6,200	6,104
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	2,500	2,406

		26,811

INDUSTRIALS 0.4%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	40
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~	1,400	1,388
Kinder Morgan, Inc.
3.716% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,228
Sands China Ltd.
5.400% due 08/08/2028	800	774
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,042	960
3.100% due 04/07/2030	1,042	965

		7,355

UTILITIES 0.2%
BellSouth LLC
4.333% due 04/26/2021	1,500	1,505
Petrobras Global Finance BV
7.375% due 01/17/2027	1,050	1,081

		2,586

Total Corporate Bonds & Notes (Cost $37,528)		36,752

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $91)		93

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.000% due 11/15/2030 (b)	400	272
3.000% due 07/25/2043	1,717	1,592
4.000% due 08/01/2048	396	404
5.000% due 08/25/2033	55	59
5.500% due 04/25/2033 - 08/25/2035	88	96
6.000% due 12/25/2034	232	287
Fannie Mae, TBA
3.000% due 01/01/2049	15,000	14,638
4.000% due 01/01/2049 - 02/01/2049	50,600	51,567
5.500% due 01/01/2049	4,700	4,978
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (b)	19,800	13,941
3.000% due 04/15/2053	1,822	1,676
5.500% due 02/15/2024	60	62

6.000% due 06/15/2035	375	458
Ginnie Mae
5.500% due 10/20/2037	185	217
Residual Funding Corp. STRIPS (b)
0.000% due 04/15/2030	4,100	2,873
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029	3,191	2,356
Small Business Administration
5.290% due 12/01/2027	78	81
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,219

Total U.S. Government Agencies (Cost $94,412)		96,776

U.S. TREASURY OBLIGATIONS 93.0%
U.S. Treasury Bonds
2.500% due 02/15/2046	4,900	4,434
2.500% due 05/15/2046	3,700	3,344
2.750% due 11/15/2047	1	1
2.875% due 08/15/2045 (h)	3,040	2,967
3.000% due 02/15/2048	4,740	4,725
3.000% due 08/15/2048 (d)	68,410	68,224
3.125% due 11/15/2041 (d)	50,600	51,920
3.125% due 05/15/2048	14,090	14,386
3.375% due 05/15/2044	31,275	33,379
3.750% due 11/15/2043 (h)	202	229
3.875% due 08/15/2040	7,400	8,514
4.250% due 11/15/2040 (d)(f)	77,100	93,348
4.375% due 05/15/2040 (d)	26,680	32,813
4.500% due 08/15/2039 (h)	400	499
4.625% due 02/15/2040	12,000	15,236
4.750% due 02/15/2041 (d)	17,000	22,010
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (f)	2,912	2,818
0.375% due 07/15/2027 (f)	1,644	1,560
0.500% due 01/15/2028	8,684	8,293
0.750% due 07/15/2028 (f)	14,406	14,112
0.750% due 02/15/2045	819	735
0.875% due 02/15/2047	1,048	964
1.000% due 02/15/2048	5,845	5,552
1.375% due 02/15/2044	825	853
1.750% due 01/15/2028	18,964	20,154
2.500% due 01/15/2029	8,316	9,474
U.S. Treasury Notes
2.375% due 04/15/2021 (f)(h)	800	798
U.S. Treasury STRIPS (b)
0.000% due 11/15/2028	17,500	13,405
0.000% due 05/15/2034	100,300	64,265
0.000% due 08/15/2034	76,520	48,690
0.000% due 11/15/2034	34,600	21,837
0.000% due 08/15/2035	6,870	4,240
0.000% due 05/15/2036	52,000	31,337
0.000% due 11/15/2036	76,900	45,608
0.000% due 05/15/2037	54,350	31,819
0.000% due 08/15/2037	9,100	5,264
0.000% due 08/15/2041	14,800	7,541
0.000% due 02/15/2042 (f)	9,500	4,757
0.000% due 05/15/2042 (f)	9,700	4,805
0.000% due 08/15/2042	207,500	101,798
0.000% due 11/15/2042	139,200	67,664
0.000% due 02/15/2043	166,700	80,367
0.000% due 05/15/2043	163,010	77,917
0.000% due 08/15/2043	220,500	104,519
0.000% due 11/15/2043	209,200	98,385
0.000% due 02/15/2044	165,900	77,390
0.000% due 05/15/2044	88,500	41,081
0.000% due 11/15/2044	118,300	54,115
0.000% due 02/15/2045	173,500	78,629
0.000% due 05/15/2045	36,750	16,554

Total U.S. Treasury Obligations (Cost $1,507,180)		1,503,329

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,205
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	812
4.957% due 08/10/2035 ~	600	589
BWAY Mortgage Trust
3.454% due 03/10/2033	3,000	2,993
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031 ~	2,800	2,746
Commercial Mortgage Trust
3.815% due 04/10/2033 ~	2,500	2,463

Core Industrial Trust
3.494% due 02/10/2037		1,100	1,070
Countrywide Home Loan Mortgage Pass-Through Trust
4.058% due 09/25/2047 ^~		208	194
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~		0	1
Credit Suisse Mortgage Capital Certificates
2.485% due 11/27/2036 •		2,210	2,208
DBWF Mortgage Trust
3.791% due 12/10/2036		4,400	4,464
Fannie Mae
3.680% due 01/01/2029 «(a)		1,700	1,723
3.880% due 01/01/2031 «(a)		1,800	1,839
3.920% due 01/01/2031 «		762	771
4.000% due 01/01/2031 «(a)		1,400	1,428
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		1,800	1,855
3.805% due 10/10/2035 ~		800	781
Hilton USA Trust
4.194% due 11/05/2038 ~		1,000	1,003
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031		2,800	2,756
3.217% due 07/15/2034 •		2,700	2,675
JPMorgan Mortgage Trust
4.327% due 07/25/2035 ~		84	87
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049		600	587
Morgan Stanley Capital Trust
4.418% due 07/11/2040		1,600	1,682
Motel 6 Trust
3.375% due 08/15/2034 •		4,593	4,523
VNDO Trust
3.805% due 01/10/2035		3,600	3,643
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 10/25/2046 •		6	6
2.887% due 01/25/2047 •		2	2
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059		3,800	3,839

Total Non-Agency Mortgage-Backed Securities (Cost $50,591)			49,945

ASSET-BACKED SECURITIES 0.9%
Bayview Opportunity Master Fund Trust
4.213% due 10/29/2033 Ø		456	457
Bear Stearns Asset-Backed Securities Trust
4.240% due 07/25/2036 ~		3	3
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		1,200	1,196
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		700	695
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •		805	805
LCM LP
3.379% due 10/20/2027 •		800	796
M360 Advisors LLC
4.395% due 07/24/2028		1,600	1,607
Navient Student Loan Trust
3.656% due 03/25/2066 •		602	605
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024		1,600	1,604
SLM Student Loan Trust
2.530% due 01/25/2019 •		70	70
3.090% due 10/25/2029 •		800	804
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027		1,278	1,275
Wells Fargo Home Equity Asset-Backed Securities Trust
2.776% due 07/25/2036 •		1,600	1,575
Zais CLO Ltd.
3.586% due 04/15/2028 •		2,600	2,595

Total Asset-Backed Securities (Cost $13,966)			14,087

SOVEREIGN ISSUES 1.1%
Kuwait International Government Bond
2.750% due 03/20/2022		2,200	2,163
3.500% due 03/20/2027		3,300	3,291
Qatar Government International Bond
3.875% due 04/23/2023		1,900	1,924
Saudi Government International Bond
4.000% due 04/17/2025		6,700	6,655
4.625% due 10/04/2047		1,400	1,283
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	488

Uruguay Government International Bond
4.975% due 04/20/2055	$1,900	1,812

Total Sovereign Issues (Cost $17,917)		17,616

SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.890% due 10/25/2019	5,200	5,203

COMMERCIAL PAPER 0.1%
Entergy Corp.
2.900% due 02/04/2019	1,100	1,097
Ford Motor Credit Co.
3.150% due 02/06/2019	300	299

		1,396

Total Short-Term Instruments (Cost $6,596)		6,599

Total Investments in Securities (Cost $1,728,281)		1,725,197

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short Asset Portfolio	2,156,722	21,399
PIMCO Short-Term Floating NAV Portfolio III	12,464,924	123,203

Total Short-Term Instruments (Cost $144,791)		144,602

Total Investments in Affiliates (Cost $144,791)		144,602

Total Investments 115.7% (Cost $1,873,072)		$1,869,799
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $4,893)		(119)
Other Assets and Liabilities, net (15.7)%		(253,500)

Net Assets 100.0%		$1,616,180

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	2.370%	10/09/2018	01/09/2019	$(20,857)	$(20,974)
	2.380	10/10/2018	01/10/2019	(20,421)	(20,534)
DEU	2.510	11/01/2018	02/01/2019	(103,221)	(103,667)
JPS	2.380	10/29/2018	01/22/2019	(47,978)	(48,184)

Total Reverse Repurchase Agreements					$(193,359)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Fannie Mae, TBA	3.500%	02/01/2049	$7,000	$(6,952)	$(6,997)
Fannie Mae, TBA	4.500	02/01/2049	11,500	(11,868)	(11,905)

Total Short Sales (1.2)%				$(18,820)	$(18,902)

(d)	Securities with an aggregate market value of $201,749 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(393,692) at a weighted average interest rate of 2.035%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	90	$90	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	130.500	02/22/2019	652	652	5	19
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.125	02/22/2019	26	52	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.250	02/22/2019	502	1,004	4	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.375	02/22/2019	5	10	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.500	02/22/2019	66	132	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.625	02/22/2019	72	144	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	446	446	4	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	71	71	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	151	151	1	1

Total Purchased Options					$18	$21

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	990	$240,855	$727	$12	$0
U.S. Treasury 5-Year Note March Futures	03/2019	672	77,070	1,262	168	0
U.S. Treasury 10-Year Note March Futures	03/2019	26	3,172	75	10	0
U.S. Treasury 30-Year Bond March Futures	03/2019	268	39,128	1,800	126	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	4,436	712,671	33,120	2,634	0

				$36,984	$2,950	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	990	$(241,325)	$(1,528)	$0	$(62)
90-Day Eurodollar September Futures	09/2019	1,240	(301,754)	1,626	0	(31)
U.S. Treasury 2-Year Note March Futures	03/2019	929	(197,238)	(1,357)	0	(131)
U.S. Treasury 10-Year Ultra March Futures	03/2019	1,866	(242,726)	(7,787)	0	(875)
United Kingdom Long Gilt March Futures	03/2019	224	(35,166)	(321)	37	(114)

				$(9,367)	$37	$(1,213)

Total Futures Contracts				$27,617	$2,987	$(1,213)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021		$6,300	$(89)	$15	$(74)	$0	$(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		8,100	(128)	43	(85)	0	(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	25,600	(679)	288	(391)	0	(50)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023		6,200	(162)	90	(72)	0	(13)

						$(1,058)	$436	$(622)	$0	$(66)

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD- Federal Funds Rate Compounded-OIS	2.545%	Annual	12/20/2047		$4,000	$10	$(20)	$(10)	$0	$(11)
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019		241,000	187	437	624	0	(30)
Pay (4)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		708,100	(305)	765	460	156	0
Receive (4)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		708,100	362	(1,455)	(1,093)	0	(305)
Pay	3-Month USD-LIBOR	2.094	Semi-Annual	09/20/2023		20,900	0	(346)	(346)	38	0
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023		43,500	(207)	528	321	87	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,000	254	390	644	0	(64)
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028		5,700	0	136	136	22	0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028		7,700	(21)	362	341	31	0
Receive (4)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		26,000	(132)	(257)	(389)	0	(38)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	604	1,091	0	(65)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,000	135	(88)	47	0	(11)
Receive	3-Month USD-LIBOR	2.632	Semi-Annual	01/04/2048		6,200	0	251	251	0	(35)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		36,300	3,548	(818)	2,730	0	(200)
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		6,600	0	388	388	0	(37)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		13,500	858	(1,244)	(386)	0	(80)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	97,200	153	194	347	0	(1)
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		97,200	79	76	155	6	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,800	(48)	(465)	(513)	0	(88)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	JPY	778,900	(24)	(285)	(309)	0	(3)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	6,500	0	(12)	(12)	1	0
Receive	CPURNSA	2.137	Maturity	01/15/2029		$9,600	0	154	154	22	0

							$5,336	$(705)	$4,631	$363	$(968)

Total Swap Agreements							$4,278	$(269)	$4,009	$363	$(1,034)

(f)

Securities with an aggregate market value of $10,722 and cash of $10,166 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019		$5,978	EUR	5,236	$25	$0
	02/2019	GBP	837		$1,073	4	0
	02/2019		$6,259	SEK	56,575	146	0
BRC	02/2019	JPY	35,700		$323	0	(4)
CBK	02/2019		$1,277	COP	4,027,849	0	(40)
GLM	01/2019		503	RUB	33,334	0	(26)
	02/2019	JPY	37,500		$332	0	(11)
	03/2019		$1,388	IDR	20,402,780	14	0
HUS	01/2019	MXN	4,948		$260	9	0
	01/2019		$1,319	MXN	26,517	26	0
	01/2019		4,317	RUB	292,877	0	(125)
JPM	02/2019	ZAR	7,659		$519	0	(11)
MYI	02/2019	JPY	35,600		321	0	(5)
NGF	03/2019		$1,365	INR	97,511	26	0
SSB	03/2019	TWD	198,571		$6,493	0	(45)
UAG	02/2019		$11,222	GBP	8,652	0	(170)

Total Forward Foreign Currency Contracts						$250	$(437)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400%	05/16/2019	$68,900	$878	$82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	5,800	249	48
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	4,500	84	8
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	21,600	445	113
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	1,600	30	8
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250	01/31/2019	153,100	459	2,172
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	121,400	318	815
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	7,200	157	29

Total Purchased Options							$2,620	$3,275

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019	$9,500	$(13)	$(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	12,200	(26)	(33)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	5,100	(11)	(11)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	7,700	(7)	(5)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	59,400	(48)	(35)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	16,300	(16)	(26)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	23,500	(35)	(38)

						$(156)	$(163)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(30)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750%	05/16/2019	$68,900	$(314)	$(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	14,200	(244)	(29)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	19,800	(83)	(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.510	07/31/2019	90,700	(435)	(49)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.510	07/31/2019	6,800	(30)	(4)
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.000	01/31/2019	153,100	(168)	(1,463)
	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.125	01/31/2019	153,100	(291)	(1,816)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.710	09/16/2019	29,500	(155)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	24,600	(266)	(460)

							$(1,986)	$(3,856)

Total Written Options							$(2,172)	$(4,019)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2023	8.005%	$900	$32	$(123)	$0	$(91)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	1,400	80	(221)	0	(141)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	800	37	(117)	0	(80)

Total Swap Agreements							$149	$(461)	$0	$(312)

(h)

Securities with an aggregate market value of $1,190 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,811	$0	$26,811
Industrials	0	7,355	0	7,355
Utilities	0	2,586	0	2,586
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	96,776	0	96,776
U.S. Treasury Obligations	0	1,503,329	0	1,503,329
Non-Agency Mortgage-Backed Securities	0	44,184	5,761	49,945
Asset-Backed Securities	0	14,087	0	14,087
Sovereign Issues	0	17,616	0	17,616
Short-Term Instruments
Certificates of Deposit	0	5,203	0	5,203
Commercial Paper	0	1,396	0	1,396
	$0	$1,719,436	$5,761	$1,725,197

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144,602	$0	$0	$144,602

Total Investments	$144,602	$1,719,436	$5,761	$1,869,799

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,902)	$0	$(18,902)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,987	384	0	3,371
Over the counter	0	3,525	0	3,525
	$2,987	$3,909	$0	$6,896

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,213)	(1,034)	0	(2,247)
Over the counter	0	(4,768)	0	(4,768)
	$(1,213)	$(5,802)	$0	$(7,015)

Total Financial Derivative Instruments	$1,774	$(1,893)	$0	$(119)

Totals	$146,376	$1,698,641	$5,761	$1,850,778

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.8% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	$364
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,900	49
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		267	7
59.257% (ARLLMONP) due 06/21/2020 ~(a)		6,900	197

Total Argentina (Cost $946)			617

AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
3.229% due 12/16/2059 •		$530	529

Total Australia (Cost $530)			529

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Group NV
5.625% due 03/19/2019 •(h)	EUR	1,100	1,260

Total Belgium (Cost $1,298)			1,260

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.9%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (e)(h)		$536	9
0.000% due 01/31/2019 (e)(h)		117	2
Petrobras Global Finance BV
7.250% due 03/17/2044		1,000	989
7.375% due 01/17/2027		2,700	2,780

Total Brazil (Cost $3,790)			3,780

CANADA 3.0%
CORPORATE BONDS & NOTES 0.9%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	192
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		500	503
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		400	399
3.700% due 07/15/2027		900	854
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	570
HSBC Bank Canada
3.300% due 11/28/2021		$1,000	1,011

			3,529

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
2.259% due 06/01/2020	CAD	1,029	754
2.459% due 08/01/2020		1,018	747
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		479	350

			1,851

SOVEREIGN ISSUES 1.6%
Canadian Government Real Return Bond
3.000% due 12/01/2036 (g)(k)		2,344	2,364
Province of Alberta
2.350% due 06/01/2025 (k)		3,200	2,299

Province of Ontario
2.400% due 06/02/2026 (k)		2,200	1,578

			6,241

Total Canada (Cost $11,908)			11,621

CAYMAN ISLANDS 3.8%
ASSET-BACKED SECURITIES 3.0%
Bowman Park CLO Ltd.
3.857% due 11/23/2025 •		$1,300	1,299
Cent CLO Ltd.
3.506% due 10/15/2026 •		1,200	1,190
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		300	298
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		1,100	1,099
Jamestown CLO Ltd.
3.669% due 01/17/2027 •		2,306	2,305
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •		773	773
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •		1,100	1,095
Sound Point CLO Ltd.
3.359% due 01/20/2028 •		1,100	1,091
Telos CLO Ltd.
3.719% due 01/17/2027 •		2,400	2,400
Venture CLO Ltd.
3.316% due 04/15/2027 •		200	198
WhiteHorse Ltd.
3.379% due 04/17/2027 •		300	299

			12,047

CORPORATE BONDS & NOTES 0.8%
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,168	1,091
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		4,344	1,162
Sands China Ltd.
4.600% due 08/08/2023		200	199
5.125% due 08/08/2025		200	198
5.400% due 08/08/2028		300	291
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	188

			3,129

Total Cayman Islands (Cost $17,497)			15,176

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
China Development Bank
5.840% due 01/03/2019	CNY	2,730	398
China Government International Bond
3.290% due 04/18/2020		1,840	270
3.380% due 05/23/2023		900	133
4.080% due 08/22/2023		900	137

Total China (Cost $1,011)			938

COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$1,100	1,041

Total Colombia (Cost $1,102)			1,041

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	219
2.500% due 08/25/2028		900	42

Total Czech Republic (Cost $265)			261

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	100	15
2.000% due 10/01/2047		3,165	491
3.000% due 10/01/2047		45	7
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		21,394	3,310
2.000% due 10/01/2050		3,341	512
2.500% due 10/01/2037		1,285	210
2.500% due 10/01/2047		81	13
Nykredit Realkredit A/S
2.000% due 10/01/2047		23,848	3,691
2.500% due 10/01/2047		29	4
Realkredit Danmark A/S
2.000% due 10/01/2047		24,562	3,805
2.500% due 07/01/2036		375	61
2.500% due 07/01/2047		79	13

Total Denmark (Cost $11,605)			12,132

FRANCE 0.7%
CORPORATE BONDS & NOTES 0.6%
BPCE S.A.
2.500% due 07/15/2019		$400	399
Credit Agricole S.A.
3.750% due 04/24/2023		1,900	1,861

			2,260

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048	EUR	300	373

Total France (Cost $2,656)			2,633

GERMANY 1.0%
ASSET-BACKED SECURITIES 0.1%
SC Germany Auto UG
0.032% due 12/13/2026 •	EUR	321	367

CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
3.150% due 01/22/2021		$100	97
3.284% (US0003M + 0.815%) due 01/22/2021 ~		300	286
3.766% (US0003M + 1.290%) due 02/04/2021 ~		300	292
4.250% due 10/14/2021		3,100	3,033

			3,708

Total Germany (Cost $4,158)			4,075

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,866

Total Guernsey, Channel Islands (Cost $1,896)			1,866

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
AIA Group Ltd.
3.900% due 04/06/2028		$300	301
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,800	1,799
ICBCIL Finance Co. Ltd.
2.125% due 09/29/2019		600	595

Total Hong Kong (Cost $2,691)			2,695

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
3.500% due 03/18/2020		$1,000	996

Total India (Cost $994)			996

INDONESIA 3.7%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$200	203

SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,057
4.100% due 04/24/2028		$3,300	3,215
5.250% due 01/17/2042		1,300	1,310
8.250% due 05/15/2036	IDR	23,834,000	1,641
8.375% due 03/15/2034		30,100,000	2,112
9.000% due 03/15/2029		29,661,000	2,177

			14,512

Total Indonesia (Cost $16,034)			14,715

IRELAND 1.3%
ASSET-BACKED SECURITIES 0.3%
SCF Rahoituspalvelut DAC
0.135% due 11/25/2025 •	EUR	112	128
Toro European CLO DAC
0.900% due 10/15/2030 •		1,100	1,255

			1,383

CORPORATE BONDS & NOTES 1.0%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,813
AIB Group PLC
4.750% due 10/12/2023		200	198
Bank of Ireland
7.375% due 06/18/2020 •(h)	EUR	300	360
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$700	690
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	584
3.000% due 07/15/2022		400	388

			4,033

Total Ireland (Cost $5,514)			5,416

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
1.750% due 08/31/2025	ILS	1,900	504

Total Israel (Cost $535)			504

ITALY 4.7%
CORPORATE BONDS & NOTES 0.9%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)	EUR	700	766
7.750% due 01/11/2027 •(h)		600	722
UniCredit SpA
7.830% due 12/04/2023		$1,000	1,047
Wind Tre SpA
3.125% due 01/20/2025	EUR	1,100	1,126

			3,661

SOVEREIGN ISSUES 3.8%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (k)		3,400	3,765
2.350% due 09/15/2024 (g)(k)		7,428	8,988

2.450% due 10/01/2023		550	649
2.500% due 11/15/2025 (k)		1,500	1,741

			15,143

Total Italy (Cost $19,524)			18,804

JAPAN 6.0%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
3.122% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	1,996
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	198
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		1,100	1,094
Mizuho Financial Group, Inc.
3.651% (US0003M + 0.880%) due 09/11/2022 ~		500	497
3.771% (US0003M + 1.000%) due 09/11/2024 ~		700	699
3.922% due 09/11/2024 •		400	404
ORIX Corp.
3.250% due 12/04/2024		200	194
Sumitomo Mitsui Banking Corp.
2.799% (US0003M + 0.350%) due 01/17/2020 ~		300	300

			5,382

SOVEREIGN ISSUES 4.7%
Japan Bank for International Cooperation
3.250% due 07/20/2023		600	608
3.375% due 10/31/2023		1,200	1,224
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,300	2,258
Japan Government International Bond
0.100% due 03/10/2026 (g)	JPY	1,186,626	11,184
0.500% due 09/20/2046		170,000	1,479
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,857

			18,610

Total Japan (Cost $24,942)			23,992

KUWAIT 1.5%
SOVEREIGN ISSUES 1.5%
Kuwait International Government Bond
2.750% due 03/20/2022		$400	393
3.500% due 03/20/2027		5,500	5,485

Total Kuwait (Cost $5,853)			5,878

LUXEMBOURG 1.2%
ASSET-BACKED SECURITIES 0.1%
Bavarian Sky S.A.
0.032% due 07/15/2026 •	EUR	400	458

CORPORATE BONDS & NOTES 1.1%
Altice Luxembourg S.A.
7.750% due 05/15/2022		$300	274
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	1,011	1,092
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,270	1,289
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	400	460
Unigel Luxembourg S.A.
10.500% due 01/22/2024		$1,200	1,254

			4,369

Total Luxembourg (Cost $4,833)			4,827

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	2,100	497

Total Malaysia (Cost $545)			497

MEXICO 0.3%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		$700	0

SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,300	1,310

Total Mexico (Cost $2,035)			1,310

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.3%
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	900	1,022

CORPORATE BONDS & NOTES 1.5%
ABN AMRO Bank NV
2.450% due 06/04/2020		$500	494
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		1,200	1,195
3.125% due 04/26/2021		500	498
ING Bank NV
2.625% due 12/05/2022		3,000	2,956
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	100	124
Syngenta Finance NV
5.182% due 04/24/2028		$200	186
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	347

			5,800

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV
0.482% due 04/17/2041 •		369	404
Eurosail PLC
1.182% due 10/17/2040 •		180	206

			610

Total Netherlands (Cost $7,424)			7,432

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,200	1,182
3.250% due 06/28/2023		400	404

			1,586

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	946

Total Norway (Cost $2,680)			2,532

PERU 2.4%
SOVEREIGN ISSUES 2.4%
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,000	4,844
6.150% due 08/12/2032		1,400	424
6.350% due 08/12/2028		13,400	4,181

Total Peru (Cost $9,295)			9,449

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	373

Total Philippines (Cost $502)			373

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	2,200	731

Total Portugal (Cost $2,398)			731

QATAR 0.8%
SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
3.875% due 04/23/2023		$1,100	1,114
4.500% due 01/20/2022		800	825
4.500% due 04/23/2028		1,200	1,256

Total Qatar (Cost $3,122)			3,195

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
5.850% due 04/26/2023	RON	1,500	392

Total Romania (Cost $431)			392

SAUDI ARABIA 2.1%
SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.875% due 03/04/2023		$5,200	5,008
3.250% due 10/26/2026		1,200	1,125
3.625% due 03/04/2028		2,500	2,370

Total Saudi Arabia (Cost $8,834)			8,503

SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	578
3.500% due 09/18/2027		300	282
DBS Bank Ltd.
3.300% due 11/27/2021		300	302
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		600	600

			1,762

SOVEREIGN ISSUES 0.3%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	1,500	1,112

Total Singapore (Cost $2,872)			2,874

SLOVENIA 0.7%
SOVEREIGN ISSUES 0.7%
Slovenia Government International Bond
4.125% due 02/18/2019		$2,700	2,704

Total Slovenia (Cost $2,705)			2,704

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
5.375% due 07/24/2044		$600	527

Total South Africa (Cost $590)			527

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$200	202

Total South Korea (Cost $199)			202

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.0%
Banco Santander S.A.
4.379% due 04/12/2028		$200	187

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	238
4.900% due 09/15/2021		900	1,110
4.950% due 02/11/2020		600	716
Spain Government International Bond
1.400% due 07/30/2028 (k)		1,100	1,259

			3,323

Total Spain (Cost $3,392)			3,510

SWEDEN 5.6%
CORPORATE BONDS & NOTES 5.6%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,208
2.250% due 09/21/2022		28,000	3,361
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,433
PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	1,960
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	818
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,508
4.500% due 09/21/2022		13,000	1,686
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,394
2.000% due 06/17/2026		4,000	475
Swedbank Hypotek AB
1.000% due 09/15/2021		8,500	981
1.000% due 06/15/2022		20,700	2,386

Total Sweden (Cost $21,924)			22,210

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Credit Suisse Group AG
2.997% due 12/14/2023 •		$900	857
3.978% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,089
UBS AG
2.450% due 12/01/2020		300	295
3.218% (US0003M + 0.480%) due 12/01/2020 ~		700	697
3.347% due 06/08/2020 •		1,500	1,500
5.125% due 05/15/2024		1,300	1,297
7.625% due 08/17/2022 (i)		400	427

Total Switzerland (Cost $7,274)			7,162

TURKEY 0.3%
SOVEREIGN ISSUES 0.3%
Turkey Government International Bond
7.250% due 12/23/2023		$1,000	1,029

Total Turkey (Cost $992)			1,029

UNITED ARAB EMIRATES 1.6%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022		$600	584

SOVEREIGN ISSUES 1.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		3,300	3,210

3.125% due 10/11/2027		2,800	2,681

			5,891

Total United Arab Emirates (Cost $6,594)			6,475

UNITED KINGDOM 13.1%
CORPORATE BONDS & NOTES 9.1%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$4,500	4,672
Barclays PLC
3.250% due 02/12/2027	GBP	300	368
6.500% due 09/15/2019 •(h)	EUR	1,100	1,231
7.000% due 09/15/2019 •(h)	GBP	1,100	1,375
7.750% due 09/15/2023 •(h)(i)		$1,800	1,736
BAT International Finance PLC
2.750% due 06/15/2020		300	295
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	300	400
FCE Bank PLC
0.184% (EUR003M + 0.500%) due 08/26/2020 •	EUR	300	337
Frontier Finance PLC
8.000% due 03/23/2022	GBP	1,300	1,614
HSBC Bank PLC
4.125% due 08/12/2020		$500	506
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		500	493
3.640% (US0003M + 1.000%) due 05/18/2024 ~		400	390
3.950% due 05/18/2024 •		500	498
4.583% due 06/19/2029 •		300	298
6.500% due 03/23/2028 •(h)(i)		300	273
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,200	1,182
Lloyds Bank PLC
3.300% due 05/07/2021		200	199
4.875% due 03/30/2027	GBP	2,500	3,859
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)		1,100	1,405
Nationwide Building Society
3.766% due 03/08/2024 •		$1,400	1,349
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		600	577
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		300	288
4.372% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,721
4.519% due 06/25/2024 •		500	491
4.800% due 04/05/2026		2,300	2,245
Santander UK Group Holdings PLC
2.875% due 10/16/2020		5,000	4,923
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	483	667
5.744% due 04/13/2040		194	279
5.801% due 10/13/2040		587	850
7.623% due 07/13/2039		88	147
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	605
Virgin Money PLC
2.250% due 04/21/2020		800	1,018

			36,291

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Alba PLC
1.082% due 11/25/2042 •		611	732
Eurosail PLC
0.000% due 03/13/2045 •	EUR	489	550
1.067% due 12/10/2044 •	GBP	624	783
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	798	882
1.036% due 03/18/2039 •	GBP	1,044	1,294
1.046% due 06/18/2039 •		351	432
1.056% due 06/18/2038 •		394	490
Mortgage Funding PLC
2.000% due 03/13/2046 •		158	202
Newgate Funding PLC
0.289% due 12/15/2050 •	EUR	433	476
Ripon Mortgages PLC
1.689% due 08/20/2056 •	GBP	1,582	2,007
Southern Pacific Financing PLC
1.087% due 06/10/2043 •		194	244
Uropa Securities PLC
1.107% due 06/10/2059 •		357	433
1.257% due 06/10/2059 •		83	100
1.457% due 06/10/2059 •		64	78

1.657% due 06/10/2059 •	69	83

		8,786

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society
10.250% ~	1,360	242

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
0.125% due 03/22/2024 (g)(k)	$3,990	5,724
1.500% due 07/22/2047	750	889

		6,613

Total United Kingdom (Cost $54,519)		51,932

UNITED STATES 69.4%
ASSET-BACKED SECURITIES 8.3%
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •	$364	364
ACE Securities Corp. Home Equity Loan Trust
3.406% due 12/25/2034 •	163	159
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.181% due 07/25/2035 •	296	297
Argent Securities Trust
2.656% due 06/25/2036 •	1,318	469
2.656% due 07/25/2036 •	768	287
2.746% due 07/25/2036 •	960	364
Asset-Backed Funding Certificates Trust
2.666% due 01/25/2037 •	616	395
Bear Stearns Asset-Backed Securities Trust
2.616% due 02/25/2037 •	428	450
2.746% due 06/25/2047 •	1,000	983
2.826% due 01/25/2047 •	348	348
2.906% due 09/25/2046 •	167	161
2.916% due 12/25/2035 •	138	138
2.996% due 09/25/2035 •	1,000	993
Countrywide Asset-Backed Certificates
2.656% due 05/25/2037 •	582	575
2.726% due 09/25/2037 ^•	155	131
2.766% due 12/25/2036 ^•	4,100	3,942
4.700% due 10/25/2046 ^~	335	327
4.789% due 07/25/2036 ~	205	207
Countrywide Asset-Backed Certificates Trust
3.226% due 07/25/2034 •	289	290
3.466% due 10/25/2035 •	842	845
5.210% due 03/25/2034 ~	867	873
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	24	24
Credit-Based Asset Servicing & Securitization LLC
2.726% due 07/25/2037 •	293	191
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.816% due 03/25/2037 ^Ø	1,143	653
Fieldstone Mortgage Investment Trust
2.475% due 11/25/2036 •	1,221	783
First Franklin Mortgage Loan Trust
2.646% due 09/25/2036 •	475	470
2.666% due 04/25/2036 •	194	189
3.241% due 09/25/2035 •	411	413
3.781% due 07/25/2034 •	324	325
First NLC Trust
3.211% due 12/25/2035 •	454	457
Fremont Home Loan Trust
3.226% due 07/25/2035 •	46	46
GSAA Home Equity Trust
2.956% due 08/25/2037 •	235	221
GSAMP Trust
2.596% due 01/25/2037 •	200	133
2.606% due 12/25/2046 •	1,296	788
2.626% due 12/25/2036 •	1,042	621
2.656% due 12/25/2046 •	843	515
2.776% due 04/25/2036 •	917	686
Home Equity Asset Trust
3.706% due 10/25/2033 •	506	503

Home Equity Mortgage Loan Asset-Backed Trust
2.746% due 04/25/2037 •		602	452
HSI Asset Securitization Corp. Trust
2.726% due 12/25/2036 •		625	229
JPMorgan Mortgage Acquisition Trust
2.586% due 08/25/2036 •		4	2
2.656% due 07/25/2036 •		1,897	1,128
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •		55	55
MASTR Asset-Backed Securities Trust
2.746% due 03/25/2036 •		822	595
3.106% due 01/25/2036 •		110	110
Merrill Lynch Mortgage Investors Trust
2.575% due 04/25/2037 •		882	549
2.616% due 08/25/2037 •		647	401
2.816% due 08/25/2036 •		200	200
Morgan Stanley ABS Capital, Inc. Trust
2.596% due 01/25/2037 •		652	369
2.646% due 10/25/2036 •		724	442
2.646% due 11/25/2036 •		258	163
2.656% due 11/25/2036 •		1,440	987
2.726% due 11/25/2036 •		258	165
2.736% due 10/25/2036 •		968	619
3.151% due 09/25/2035 •		380	380
Morgan Stanley Home Equity Loan Trust
3.211% due 08/25/2035 •		114	115
New Century Home Equity Loan Trust
3.016% due 09/25/2035 •		736	737
RAAC Trust
2.986% due 03/25/2037 •		215	215
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 Ø		498	292
Residential Asset Mortgage Products Trust
2.666% due 12/25/2036 •		44	44
3.436% due 05/25/2035 •		878	882
Residential Asset Securities Corp. Trust
2.846% due 11/25/2035 •		385	384
Securitized Asset-Backed Receivables LLC Trust
3.481% due 03/25/2035 •		218	218
Specialty Underwriting & Residential Finance Trust
3.981% due 02/25/2037 ^Ø		635	344
Structured Asset Investment Loan Trust
3.226% due 02/25/2035 •		525	527
Structured Asset Securities Corp. Mortgage Loan Trust
2.846% due 02/25/2036 •		842	844
3.181% due 11/25/2035 •		1,000	1,003
Washington Mutual Asset-Backed Certificates Trust
2.746% due 05/25/2036 •		1,318	1,150

			33,217

CORPORATE BONDS & NOTES 18.2%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,100
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		400	378
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,400
3.750% due 11/18/2019		200	200
4.125% due 03/30/2020		300	298
American Honda Finance Corp.
2.932% (US0003M + 0.350%) due 11/05/2021 ~		200	197
American Tower Corp.
1.950% due 05/22/2026	EUR	300	344
Anadarko Petroleum Corp.
6.950% due 06/15/2019		$500	507
8.700% due 03/15/2019		500	505
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,072
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028		500	479
4.375% due 04/15/2038		400	358
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,253
3.086% (US0003M + 0.650%) due 01/15/2020 ~		$1,000	998
3.386% (US0003M + 0.950%) due 07/15/2021 ~		1,500	1,496
3.488% (US0003M + 0.750%) due 06/01/2021 ~		1,300	1,292
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	99
4.350% due 04/20/2028		600	568
Bank of America Corp.
5.875% due 03/15/2028 •(h)		600	547
BAT Capital Corp.
3.204% due 08/14/2020 •		300	297
3.222% due 08/15/2024		400	369

4.390% due 08/15/2037		500	411
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		200	197
3.798% (US0003M + 1.010%) due 12/15/2023 ~		600	574
4.250% due 12/15/2025		800	780
4.375% due 12/15/2028		800	766
Campbell Soup Co.
3.300% due 03/15/2021		200	199
3.650% due 03/15/2023		300	293
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	200
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	998
4.464% due 07/23/2022		1,400	1,414
4.908% due 07/23/2025		860	856
Cimarex Energy Co.
4.375% due 06/01/2024		600	597
CIT Group, Inc.
6.125% due 03/09/2028		300	299
Citigroup, Inc.
2.876% due 07/24/2023 •		100	97
3.142% due 01/24/2023 •		100	98
Compass Bank
2.750% due 09/29/2019		900	895
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		200	198
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		212	213
Continental Resources, Inc.
4.375% due 01/15/2028		200	189
CVS Pass-Through Trust
7.507% due 01/10/2032		1,925	2,228
Dell International LLC
4.420% due 06/15/2021		200	200
Discover Bank
3.350% due 02/06/2023		300	292
Discovery Communications LLC
2.200% due 09/20/2019		300	297
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		600	599
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		800	796
EMC Corp.
2.650% due 06/01/2020		400	384
EMD Finance LLC
2.400% due 03/19/2020		300	297
Emera U.S. Finance LP
2.700% due 06/15/2021		300	292
Enable Midstream Partners LP
4.950% due 05/15/2028		300	285
EQM Midstream Partners LP
4.125% due 12/01/2026		1,700	1,547
EQT Corp.
2.500% due 10/01/2020		200	196
3.000% due 10/01/2022		500	474
3.567% (US0003M + 0.770%) due 10/01/2020 ~		600	585
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		200	198
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	344
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	230
1.700% due 06/30/2022	GBP	200	251
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •	EUR	200	214
0.114% due 05/14/2021 •		300	329
2.597% due 11/04/2019		$600	593
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		100	98
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		200	196
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		200	192
4.223% due 05/01/2029 •		1,200	1,158
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		400	400
Harris Corp.
3.166% due 02/27/2019 ~		700	700
International Lease Finance Corp.
8.250% due 12/15/2020		600	646
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		1,100	1,090
3.086% due 04/26/2021 •		1,000	996
Kilroy Realty LP
3.450% due 12/15/2024		100	97

Kimco Realty Corp.
3.300% due 02/01/2025	500	477
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	700	694
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	500	497
Mid-America Apartments LP
4.200% due 06/15/2028	500	503
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~	700	692
3.737% due 04/24/2024 •	700	695
MPLX LP
4.000% due 03/15/2028	200	188
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~	500	496
Navient Corp.
8.000% due 03/25/2020	2,000	2,037
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	1,000	999
Nissan Motor Acceptance Corp.
3.503% due 09/28/2022 •	1,000	969
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	1,200	1,178
Reynolds American, Inc.
8.125% due 06/23/2019	1,400	1,428
Rio Oil Finance Trust
9.250% due 07/06/2024	1,138	1,220
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~	200	199
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	200	200
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	825	817
4.738% due 09/20/2029	200	197
Tagua Leasing LLC
1.581% due 11/16/2024	3,731	3,603
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •	400	396
UIL Holdings Corp.
4.625% due 10/01/2020	3,700	3,790
United Rentals North America, Inc.
4.625% due 07/15/2023	900	886
United Technologies Corp.
3.350% due 08/16/2021	200	200
Verizon Communications, Inc.
3.376% due 02/15/2025	996	968
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,300	1,262
4.329% due 09/21/2028	397	400
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,600	1,592
3.388% (US0003M + 0.770%) due 11/13/2020 ~	700	696
3.558% (US0003M + 0.940%) due 11/12/2021 ~	800	792
3.875% due 11/13/2020	500	503
4.000% due 11/12/2021	600	602
Wells Fargo & Co.
2.625% due 07/22/2022	300	289
3.597% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,288
WRKCo, Inc.
3.750% due 03/15/2025	200	197
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,326	2,276

		72,461

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	396	371

MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	2,500	141

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
3.763% due 01/25/2035 ~	92	93
5.597% due 11/25/2037 ^~	423	378
Banc of America Funding Trust
2.680% due 04/20/2047 ^•	137	123
2.716% due 04/25/2037 ^•	104	84
4.356% due 05/25/2035 ~	162	170
6.000% due 07/25/2037 ^	268	249
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	121	115

BCAP LLC Trust
2.716% due 05/25/2047 •	426	392
Bear Stearns Adjustable Rate Mortgage Trust
3.954% due 04/25/2034 ~	153	153
4.263% due 08/25/2035 ~	48	42
4.368% due 02/25/2034 ~	14	15
4.910% due 02/25/2036 •	62	60
Bear Stearns ALT-A Trust
4.032% due 05/25/2035 ~	154	155
4.135% due 09/25/2035 ^~	405	282
4.209% due 09/25/2035 ~	75	62
Chase Mortgage Finance Trust
3.614% due 07/25/2037 ~	53	48
4.075% due 03/25/2037 ^~	325	319
Citigroup Mortgage Loan Trust
4.539% due 04/25/2037 ^~	231	200
Citigroup Mortgage Loan Trust, Inc.
3.897% due 05/25/2035 ~	88	88
Countrywide Alternative Loan Trust
2.680% due 07/20/2046 ^•	135	103
3.723% due 06/25/2037 ~	386	329
5.500% due 10/25/2035 ^	35	31
5.500% due 02/25/2036 ^	59	51
6.000% due 01/25/2037 ^	521	508
6.000% due 02/25/2037 ^	707	460
6.000% due 05/25/2037 ^	562	400
6.250% due 12/25/2036 ^•	553	405
6.500% due 08/25/2037 ^	381	274
8.000% due 10/25/2036 ^	37	35
Countrywide Home Loan Mortgage Pass-Through Trust
3.256% due 03/25/2035 •	592	498
6.000% due 02/25/2037 ^	228	196
6.250% due 09/25/2036 ^	338	259
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	226	219
Credit Suisse Mortgage Capital Certificates
4.084% due 08/28/2036 ~	17	17
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.945% due 02/25/2036 ^Ø	374	358
GreenPoint Mortgage Funding Trust
2.666% due 02/25/2037 ^•	45	45
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	18	17
GSR Mortgage Loan Trust
4.285% due 05/25/2037 ^~	24	22
HarborView Mortgage Loan Trust
4.463% due 07/19/2035 ^~	16	14
4.597% due 02/25/2036 ^~	45	31
Impac Secured Assets CMN Owner Trust
4.203% due 07/25/2035 ~	115	98
Impac Secured Assets Trust
2.676% due 01/25/2037 •	238	230
IndyMac Mortgage Loan Trust
2.986% due 07/25/2035 •	12	12
3.875% due 06/25/2036 ~	297	277
4.261% due 12/25/2034 ~	6	6
JPMorgan Alternative Loan Trust
3.866% due 12/25/2036 ~	88	101
4.107% due 05/25/2037 ^~	430	386
JPMorgan Mortgage Trust
4.273% due 10/25/2035 ^~	378	347
4.336% due 02/25/2035 ~	9	9
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	243	238
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	43	41
2.756% due 11/25/2035 •	2	2
3.677% due 03/25/2036 ^~	130	97
Morgan Stanley Mortgage Loan Trust
3.406% due 02/25/2036 ^•	52	50
3.870% due 05/25/2036 ^~	218	171
4.499% due 09/25/2035 ^~	195	131
Prime Mortgage Trust
3.006% due 02/25/2035 •	319	307
6.000% due 06/25/2036 ^	148	136
Residential Accredit Loans, Inc. Trust
2.606% due 05/25/2037 •	569	520
2.636% due 02/25/2037 •	408	397
2.646% due 01/25/2037 •	798	764
2.676% due 12/25/2036 •	341	290
2.696% due 07/25/2036 •	471	432
2.906% due 11/25/2036 ^•	348	264
5.000% due 09/25/2036 ^	92	82
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	42	39

Structured Adjustable Rate Mortgage Loan Trust
2.826% due 10/25/2035 •		142	135
3.790% due 04/25/2036 ^~		222	185
Structured Asset Mortgage Investments Trust
2.706% due 05/25/2036 •		486	447
2.716% due 05/25/2036 •		46	43
Structured Asset Securities Corp.
2.786% due 01/25/2036 •		218	202
Structured Asset Securities Corp. Mortgage Loan Trust
2.796% due 10/25/2036 •		462	413
Suntrust Adjustable Rate Mortgage Loan Trust
4.102% due 02/25/2037 ^~		369	355
Thornburg Mortgage Securities Trust
3.246% due 09/25/2044 •		47	46
WaMu Mortgage Pass-Through Certificates Trust
2.786% due 11/25/2045 •		126	121
3.286% due 10/25/2044 •		122	122
3.557% due 08/25/2042 •		9	9
3.693% due 12/25/2036 ^~		381	367
3.829% due 10/25/2036 ^~		666	606
Washington Mutual Mortgage Pass-Through Certificates Trust
2.666% due 02/25/2037 ^•		719	533
5.500% due 11/25/2035 ^		125	116
6.500% due 08/25/2035 ^		139	132
Wells Fargo Mortgage-Backed Securities Trust
4.869% due 01/25/2035 ~		21	21

			16,580

U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
2.440% due 08/01/2022		439	434
2.850% due 06/01/2022		553	554
2.906% due 06/25/2036 •		62	63
3.000% due 01/01/2022 - 09/01/2042		888	892
3.500% due 01/01/2026 - 10/01/2040		17	17
4.000% due 01/01/2037 - 10/01/2041		63	65
4.500% due 05/01/2023 - 03/01/2044		523	544
5.000% due 08/01/2033 - 10/01/2041		233	245
5.500% due 04/01/2033 - 02/01/2041		211	226
6.000% due 06/01/2026 - 06/01/2040		657	710
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049		71,500	71,490
4.000% due 02/01/2049		29,700	30,262
4.500% due 02/01/2049		2,000	2,070
Freddie Mac
1.567% due 01/15/2038 ~(a)		956	51
2.649% due 01/15/2038 •		956	951
Freddie Mac, TBA
3.000% due 01/01/2049		3,000	2,924

			111,498

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022 (k)		2,496	2,415
0.500% due 01/15/2028 (k)		10,970	10,476
0.625% due 04/15/2023 (k)		2,342	2,304
1.000% due 02/15/2048 (k)		923	877
1.375% due 02/15/2044 (o)		868	898
2.500% due 01/15/2029 (k)(m)		13,192	15,029
3.875% due 04/15/2029 (m)(o)		615	784
U.S. Treasury Notes
2.625% due 06/15/2021 (o)		200	201
2.875% due 04/30/2025 (k)(o)		9,000	9,160

			42,144

Total United States (Cost $271,540)			276,412

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (j) 1.2%			4,596

ARGENTINA TREASURY BILLS 0.0%
(6.900)% due 01/31/2019 - 04/12/2019 (d)(e)	ARS	2,311	68

FRANCE TREASURY BILLS 2.6%
(0.876)% due 02/13/2019 (e)(f)	EUR	9,100	10,438

NIGERIA TREASURY BILLS 0.5%
12.144% due 04/04/2019 (f)	NGN	702,000	1,868

U.S. TREASURY BILLS 0.1%
2.336% due 01/31/2019 - 03/14/2019 (d)(e)(o)	$565	564

Total Short-Term Instruments (Cost $17,523)		17,534

Total Investments in Securities (Cost $566,972)		560,741

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short Asset Portfolio	188,461	1,870
PIMCO Short-Term Floating NAV Portfolio III	4,894	48

Total Short-Term Instruments (Cost $1,936)		1,918

Total Investments in Affiliates (Cost $1,936)		1,918

Total Investments 141.3% (Cost $568,908)		$562,659
Financial Derivative Instruments (l)(n) (0.4)% (Cost or Premiums, net $202)		(1,672)
Other Assets and Liabilities, net (40.9)%		(162,891)

Net Assets 100.0%		$398,096

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.600)%	10/18/2018	10/17/2020	EUR	3,421	Spain Government International Bond 1.450% due 10/31/2027	$(3,959)	$3,920	$3,915
FICC	2.000	12/31/2018	01/02/2019		$676	U.S. Treasury Notes 2.875% due 09/30/2023	(694)	676	676

Total Repurchase Agreements							$(4,653)	$4,596	$4,591

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	2.500%	11/08/2018	01/08/2019		$(6,474)	$(6,499)
BPS	(0.300)	10/18/2018	01/22/2019	EUR	(6,132)	(7,021)
	(0.300)	12/13/2018	01/22/2019		(5,883)	(6,740)
BSN	2.380	10/10/2018	01/10/2019		$(3,691)	(3,711)
GRE	2.420	10/17/2018	01/17/2019		(671)	(675)
	2.540	11/13/2018	02/13/2019		(4,491)	(4,507)
	2.750	12/27/2018	01/28/2019		(3,745)	(3,746)
IND	0.920	12/06/2018	01/29/2019	GBP	(3,317)	(4,230)
	0.990	12/13/2018	01/29/2019		(800)	(1,020)
	2.570	11/20/2018	01/22/2019		$(1,835)	(1,840)
RCY	2.570	11/16/2018	01/16/2019		(9,972)	(10,006)
	2.580	11/19/2018	01/18/2019		(1,554)	(1,559)
	2.620	12/24/2018	01/08/2019		(857)	(858)
	2.660	12/04/2018	01/04/2019		(2,343)	(2,348)
	2.660	12/04/2018	01/14/2019		(1,751)	(1,755)

Total Reverse Repurchase Agreements						$(56,515)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
TDM	1.820%	12/06/2018	01/07/2019	CAD	(1,449)	$(1,085)
	1.930	12/06/2018	01/07/2019		(7,701)	(5,744)
	1.950	12/05/2018	01/07/2019		(1,795)	(1,357)
	2.050	12/05/2018	01/07/2019		(1,653)	(1,249)

Total Sale-Buyback Transactions						$(9,435)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
Sovereign Issues (1.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	2,700	$(2,253)	$(2,233)
Spain Government International Bond	1.450	10/31/2027	EUR	3,400	(3,907)	(3,961)

Total Short Sales (1.6)%					$(6,160)	$(6,194)

(k)	Securities with an aggregate market value of $66,409 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(37,652) at a weighted average interest rate of 1.726%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(4)	Payable for short sales includes $18 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	147	$147	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	21	21	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.000	02/22/2019	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.000	02/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	328	328	3	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	17	17	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.000	02/22/2019	3	3	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	100.000	02/22/2019	66	66	1	0

Total Purchased Options					$5	$1

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,336	$324,949	$61	$0	$0
Australia Government 3-Year Note March Futures	03/2019	194	15,333	55	19	0
Australia Government 10-Year Bond March Futures	03/2019	53	4,953	48	23	0
Call Options Strike @ EUR 159.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	67	1	0	0	0
Call Options Strike @ EUR 159.500 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	146	2	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	300	3	0	0	0
Euro-Bobl March Futures	03/2019	161	24,445	52	0	(5)
Euro-Bund 10-Year Bond March Futures	03/2019	12	2,249	25	0	(3)
Euro-Buxl 30-Year Bond March Futures	03/2019	5	1,035	23	0	(5)
Put Options Strike @ EUR 128.500 on Euro-Bobl March 2019 Futures	02/2019	236	1	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	326	37,388	597	82	0
U.S. Treasury 10-Year Note March Futures	03/2019	125	15,252	286	49	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	73	11,728	556	43	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	728	114,765	103	6	(17)

				$1,806	$222	$(30)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	218	$(53,056)	$(115)	$0	$(6)
90-Day Eurodollar December Futures	12/2020	511	(124,595)	(946)	0	(45)
90-Day Eurodollar March Futures	03/2020	607	(147,873)	(373)	0	(30)
Call Options Strike @ EUR 133.000 on Euro-Bobl March 2019 Futures	02/2019	57	(15)	(2)	2	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	25	(19)	(6)	3	0
Canada Government 10-Year Bond March Futures	03/2019	14	(1,403)	(43)	1	0
Euro-BTP Italy Government Bond March Futures	03/2019	176	(25,775)	(1,190)	0	(12)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	259	(44,750)	(210)	62	0
Euro-Schatz March Futures	03/2019	100	(12,826)	(5)	1	0
Put Options Strike @ EUR 131.250 on Euro-Bobl March 2019 Futures	02/2019	57	(4)	6	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	25	(5)	6	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	728	(114,591)	(225)	5	(35)
United Kingdom Long Gilt March Futures	03/2019	174	(27,317)	(54)	29	(89)

				$(3,157)	$103	$(217)

Total Futures Contracts				$(1,351)	$325	$(247)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.229%	EUR	600	$(17)	$6	$(11)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.212		200	(4)	0	(4)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.283		$2,000	(59)	31	(28)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.292	EUR	500	(8)	0	(8)	0	0

							$(88)	$37	$(51)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.648%		$2,200	$51	$(21)	$30	$1	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.442	EUR	200	3	0	3	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		200	(1)	0	(1)	0	0
Marks & Spencer PLC	1.000	Quarterly	06/20/2023	2.238		300	(9)	(9)	(18)	0	(1)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.973		$300	5	(5)	0	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.843	EUR	1,400	(29)	49	20	0	(3)

							$20	$14	$34	$1	$(5)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022		$5,723	$234	$(95)	$139	$0	$(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	19,400	(248)	(105)	(353)	0	(30)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		78,600	(2,130)	932	(1,198)	0	(152)
iTraxx Europe Main 30 5-Year Index	(1.000)	Quarterly	12/20/2023		2,600	(31)	13	(18)	0	(6)
iTraxx Europe Senior 30 5-Year Index	(1.000)	Quarterly	12/20/2023		9,500	20	26	46	0	(34)

						$(2,155)	$771	$(1,384)	$0	$(226)

Interest Rate Swaps-Basis Swaps

								Variation Margin (6)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR (7)	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$18,200	$0	$4	$4	$0	$(1)
3-Month USD-LIBOR (7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	(3)	(3)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	6	6	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	21,600	1	21	22	2	0
3-Month USD-LIBOR (7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	(1)	(1)	0	(1)

					$1	$27	$28	$2	$(3)

Interest Rate Swaps

										Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		1,000	$0	$(26)	$(26)	$0	$(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,900	1	(77)	(76)	0	(7)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		900	0	(24)	(24)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,000	0	(28)	(28)	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,000	0	(29)	(29)	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,100	0	(59)	(59)	0	(5)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	17,500	5	164	169	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	38,600	(57)	116	59	7	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,600	(84)	98	14	0	(1)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		3,100	88	17	105	0	(3)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,800	(29)	60	31	0	(14)
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	14,660	13	38	51	1	0
Pay	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	25	21	0	0
Pay	3-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	5	5	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$31,900	(104)	345	241	2	0
Pay (7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		367,100	27	862	889	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		21,400	419	(111)	308	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		11,800	61	(78)	(17)	0	(2)
Receive (7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		367,100	(2)	(1,234)	(1,236)	0	(50)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,900	141	(70)	71	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		9,600	129	(203)	(74)	0	(19)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(231)	(231)	0	(31)
Receive	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		7,700	0	(174)	(174)	0	(23)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		26,000	1,561	(576)	985	0	(97)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		3,400	37	(119)	(82)	0	(13)
Receive (7)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		7,100	(90)	(84)	(174)	0	(31)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,200	(31)	59	28	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,400	261	(80)	181	0	(13)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		5,000	134	(277)	(143)	0	(30)
Receive (7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		4,300	(26)	(53)	(79)	0	(26)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	141,200	(51)	59	8	0	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022		7,300	5	6	11	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	4	(17)	(13)	1	0
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	16,000	9	45	54	1	0
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	06/19/2021		4,000	2	8	10	1	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		22,000	61	262	323	18	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		14,800	78	88	166	13	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		26,700	(142)	589	447	39	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		21,400	55	179	234	32	0
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		2,600	62	(146)	(84)	0	(2)
Pay (7)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	41,000	(3)	67	64	0	(3)
Pay (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		32,100	91	45	136	1	0
Pay (7)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		10,100	(68)	20	(48)	0	0
Receive (7)	6-Month GBP-LIBOR	1.250	Semi-Annual	06/19/2021		2,600	(3)	1	(2)	0	0
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		41,000	(24)	(106)	(130)	0	(17)
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		32,100	(14)	(79)	(93)	0	(17)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		7,500	(7)	(77)	(84)	0	(13)
Pay (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		1,200	9	(3)	6	11	0
Pay (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,200	(1)	146	145	25	0
Pay (7)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	3,440,000	(102)	215	113	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		190,000	8	(35)	(27)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		320,000	22	(65)	(43)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		290,000	11	(47)	(36)	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		70,000	0	(15)	(15)	0	0
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,286,000	(156)	(384)	(540)	0	(11)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		980,000	1,283	(93)	1,190	12	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		587,527	77	(290)	(213)	0	(5)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		700,000	(1,706)	375	(1,331)	0	(6)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(49)	(148)	(197)	1	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	8,800	(1)	(26)	(27)	2	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037		34,200	0	(271)	(271)	11	0

							$1,900	$(1,443)	$457	$197	$(464)

Total Swap Agreements							$(322)	$(594)	$(916)	$200	$(698)

(m)

Securities with an aggregate market value of $2,873 and cash of $6,016 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2019		$5,365	EUR	4,704	$28	$0
	06/2019		7,718		6,617	0	(27)
BOA	01/2019	ARS	1,449		$36	0	(2)
	01/2019	CAD	22,528		16,945	440	0
	01/2019	DKK	80,725		12,830	443	0
	01/2019	EUR	63,988		73,052	0	(311)
	01/2019	GBP	1,284		1,639	3	0
	01/2019	MXN	3,910		193	0	(6)
	01/2019	SEK	179,280		19,811	0	(432)
	01/2019		$217	EUR	190	1	0
	01/2019		1,015	GBP	801	6	0
	03/2019	INR	14,932		$212	0	(1)
BPS	01/2019	BRL	834		217	2	0
	01/2019	CAD	192		141	0	0
	01/2019	RUB	15,400		231	11	0
	01/2019		$215	BRL	834	0	0
	01/2019		1,628	GBP	1,296	24	0
	01/2019		877	KRW	988,319	9	0
	01/2019		802	NZD	1,179	0	(11)
	01/2019		829	VND	19,472,625	10	0
	01/2019	VND	19,472,625		$835	0	(4)
	02/2019	ILS	831		222	0	(1)
	02/2019		$128	PEN	433	0	0
	02/2019		569	TRY	3,308	40	0
	02/2019		833	VND	19,472,625	4	0
	03/2019	KRW	988,319		$879	0	(10)
	03/2019		$60	IDR	884,837	1	0
	04/2019	CNH	2,900		$418	0	(4)
	04/2019	CNY	36,850		5,241	0	(114)
	04/2019		$1,355	CNH	9,346	6	0
	07/2019		717		4,911	0	(2)
BRC	01/2019	JPY	235,500		$2,126	0	(23)
	01/2019	MXN	7,058		346	0	(13)
	01/2019		$254	GBP	200	1	0
	01/2019		1,235	NOK	10,530	0	(17)
	02/2019	RON	3,728		$909	0	(8)
	03/2019	INR	15,260		210	0	(8)
CBK	01/2019	AUD	5,231		3,832	147	0
	01/2019	BRL	1,117		289	1	0
	01/2019	EUR	43,732		49,952	1	(187)
	01/2019	GBP	274		351	1	0
	01/2019	SEK	12,985		1,444	0	(22)
	01/2019		$2,212	AUD	3,051	0	(63)
	01/2019		288	BRL	1,117	0	0
	01/2019		11,951	DKK	78,281	61	0
	01/2019		131	MXN	2,659	4	0
	01/2019		408	NOK	3,540	2	0
	01/2019		845	SEK	7,599	12	0
	01/2019		159	TRY	851	1	0
	02/2019	CNH	7,940		$1,142	0	(14)
	02/2019	EUR	1,591		2,014	186	0
	02/2019	RUB	22,907		339	12	0
	02/2019		$200	BRL	778	0	0
	02/2019		3,727	COP	11,764,327	0	(113)
	02/2019		682	CZK	15,350	2	0
	02/2019		969	ILS	3,556	0	(16)
	03/2019		1,280	KRW	1,434,233	12	0
	04/2019	DKK	78,281		$12,047	0	(62)
	05/2019	EUR	958		1,118	7	0
	06/2019	GBP	494		662	27	0
	06/2019		$17,531	EUR	15,067	0	(19)
	07/2019	CNH	5,079		$754	14	0
	07/2019		$716	CNH	4,911	0	(1)
DUB	01/2019	BRL	21,097		$5,452	8	0
	01/2019		$5,445	BRL	21,097	0	(1)
	01/2019		1,258	EUR	1,000	0	(110)
	02/2019		5,432	BRL	21,063	0	(7)
	03/2019	BRL	2,013		$526	9	0
	03/2019		$448	MXN	9,611	36	0
	04/2019	SEK	1,874	EUR	182	0	(3)
FBF	03/2019		$983	PHP	51,999	3	0
	04/2019	EUR	356	SEK	3,651	4	0
GLM	01/2019	BRL	3,439		$897	10	0
	01/2019	CAD	1,091		815	16	0
	01/2019	CHF	1,214		1,227	0	(8)
	01/2019	EUR	5,141		5,863	0	(30)
	01/2019	GBP	18,695		23,907	69	0
	01/2019	MXN	5,933		302	0	0
	01/2019	NZD	594		408	10	0
	01/2019	PLN	830		220	0	(2)
	01/2019	SEK	3,436		381	0	(7)
	01/2019		$4,119	AUD	5,739	0	(76)
	01/2019		888	BRL	3,439	0	0
	01/2019		8,518	CAD	11,310	0	(231)
	01/2019		321	DKK	2,050	0	(7)
	01/2019		1,992	EUR	1,744	8	0
	01/2019		801	MXN	16,471	36	0
	01/2019		1,368	NOK	11,817	1	(2)
	01/2019		1,465	SEK	13,180	24	0
	02/2019		1,453	CLP	987,757	0	(29)
	02/2019		1,142	CNH	7,936	13	0
	03/2019	IDR	20,932,802		$1,424	0	(15)
	03/2019	KRW	226,789		205	1	0
	03/2019	TWD	6,683		219	0	(1)
	03/2019		$563	HUF	158,462	5	0
	04/2019		9,579	CNY	66,793	128	0
HUS	01/2019	CAD	1,867		$1,402	34	0
	01/2019	EUR	5,743		6,629	57	(15)
	01/2019	GBP	195		246	0	(2)
	01/2019	KRW	305,760		273	0	(1)
	01/2019	NOK	8,150		949	6	0
	01/2019	TRY	1,294		236	0	(7)
	01/2019		$3,631	AUD	5,026	0	(90)
	01/2019		6,805	CAD	9,127	0	(118)
	01/2019		843	EUR	741	6	0
	01/2019		384	GBP	304	4	0
	01/2019		10,397	MXN	197,968	0	(356)
	01/2019		2,429	PLN	8,920	0	(45)
	02/2019	PEN	4,303		$1,284	9	0
	02/2019		$604	AUD	760	0	(69)
	03/2019	BRL	675		$200	27	0
	03/2019	INR	31,333		438	0	(9)
	03/2019		$621	KRW	695,147	5	0
	03/2019		200	MXN	3,939	0	(2)
	03/2019		3,058	THB	100,652	39	0
	05/2019		1,151	EUR	953	0	(45)
	07/2019	CNH	33,805		$4,952	32	0
	07/2019		$5,154	CNH	35,376	0	(5)
IND	01/2019	BRL	25,976		$6,704	2	0
	01/2019	MXN	8,452		415	0	(15)
	01/2019		$6,686	BRL	25,976	16	0
	04/2019	CNH	3,170		$457	0	(4)
JPM	01/2019	AUD	3,366		2,417	46	0
	01/2019	CAD	1,068		784	2	0
	01/2019	CHF	1,538		1,552	0	(13)
	01/2019	EUR	2,048		2,339	0	(9)
	01/2019	GBP	945		1,194	0	(11)
	01/2019	KRW	682,560		610	0	(2)
	01/2019	NOK	13,652		1,559	0	(20)
	01/2019		$637	ARS	24,742	12	0
	01/2019		1,174	AUD	1,666	0	0
	01/2019		839	EUR	738	7	0
	01/2019		4,110	GBP	3,218	0	(7)
	01/2019		401	NZD	597	0	0
	01/2019		2,397	SEK	21,636	45	0
	02/2019	BRL	1,087		$280	0	0
	02/2019	TRY	2,068		365	0	(16)
	02/2019		$4,336	TRY	24,336	144	0
	02/2019		1,687	ZAR	24,880	35	0
	03/2019	IDR	4,608,612		$313	0	(4)
	03/2019		$83	IDR	1,203,500	0	0
	03/2019		424	KRW	474,774	3	0
	07/2019	CNH	1,748		$257	2	0
MSB	03/2019		$232	INR	16,373	1	0
	04/2019		2,263	CNH	15,565	3	0
	07/2019	CNH	4,566		$668	4	0
MYI	01/2019	AUD	567		408	8	0
	01/2019	JPY	181,873		1,613	0	(46)
	01/2019	NZD	2,897		1,982	37	0
	01/2019	SEK	15,018		1,658	0	(36)
	06/2021		$32	EUR	25	0	(1)
NGF	04/2019	CNH	3,896		$562	0	(5)
RBC	01/2019	BRL	512		132	0	0
	01/2019		$132	BRL	512	0	0
RYL	03/2019	THB	7,141		$219	0	(1)
	04/2019	SEK	2,566	EUR	247	0	(6)
SCX	01/2019		$410	JPY	46,184	11	0
	02/2019		262	RUB	17,345	0	(14)
	04/2019	CNH	8,310		$1,196	0	(14)
	04/2019	NGN	666,549		1,755	0	(21)
	04/2019		$1,565	CNH	10,793	6	0
SOG	02/2019	RON	3,274	EUR	699	0	(1)
	02/2019	RUB	20,176		$303	15	0
	03/2019		$10,979	INR	784,424	207	0
	03/2019		82	KRW	91,550	0	0
SSB	01/2019		6,707	EUR	5,881	36	0
	03/2019		957	MYR	4,009	14	0
	03/2019		1,060	SGD	1,448	5	0
	03/2019		2,856	TWD	87,356	20	0
TOR	01/2019		73	CAD	100	0	0
UAG	01/2019	EUR	36,224		$41,317	0	(215)
	01/2019	JPY	1,207,400		10,659	0	(361)
	01/2019	NOK	121		14	0	0
	01/2019		$2,601	CAD	3,438	0	(82)
	01/2019		115	EUR	100	0	0
	01/2019		126	GBP	100	1	0
	02/2019	RUB	10,852		$162	7	0
	02/2019		$12,272	RUB	818,674	0	(581)
	03/2019		1,362	HKD	10,626	0	(2)

Total Forward Foreign Currency Contracts						$2,808	$(4,271)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	EUR	400	$25	$15
	Put - OTC EUR versus USD		1.308	09/22/2021		400	29	41
GLM	Call - OTC USD versus CNH	CNH	7.110	02/11/2019		$2,400	13	2
HUS	Call - OTC EUR versus USD		$1.200	01/03/2019	EUR	8,800	1	0
	Call - OTC EUR versus USD		1.290	02/25/2019		80,000	9	1
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		367	22	14
	Put - OTC EUR versus USD		1.291	06/24/2021		367	27	34

Total Purchased Options							$126	$107

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019		$800	$(1)	$(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		800	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,000	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		1,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,000	(1)	(2)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		800	(1)	(2)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		1,000	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		400	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		400	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		1,000	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		4,800	(4)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,800	(3)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,000	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		900	(1)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		800	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		900	(2)	(2)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	1,000	(2)	(2)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$700	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		500	(1)	(1)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		800	(1)	(1)

							$(32)	$(38)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	1,405	$(45)	$(85)
	Call - OTC GBP versus USD		1.440	06/14/2019		1,419	(20)	(6)
GLM	Put - OTC USD versus CNH	CNH	6.840	02/11/2019		$2,400	(13)	(13)

							$(78)	$(104)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Total Written Options						$(289)	$(142)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.154%	$200	$(7)	$1	$0	$(6)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	2,000	(72)	15	0	(57)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	1,500	(37)	(5)	0	(42)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	700	(13)	1	0	(12)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	700	(24)	4	0	(20)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	1,800	(45)	(5)	0	(50)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	1,200	(42)	8	0	(34)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	1,300	(25)	3	0	(22)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	1,700	(59)	10	0	(49)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	700	(18)	(2)	0	(20)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	900	(22)	(3)	0	(25)

							$(364)	$27	$0	$(337)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Colombia Government International Bond	1.000%	Quarterly	12/20/2021	1.076%		$100	$(4)	$4	$0	$0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		1,600	(21)	3	0	(18)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212		2,900	(93)	77	0	(16)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		100	(5)	1	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		100	(6)	2	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		1,700	(17)	(2)	0	(19)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212		1,700	(56)	46	0	(10)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.882		400	(17)	6	0	(11)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		100	(5)	0	0	(5)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.464		200	(13)	10	0	(3)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.756	EUR	1,000	(5)	15	10	0
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925		200	(19)	(2)	0	(21)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$200	(11)	2	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		500	(27)	0	0	(27)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		100	(5)	0	0	(5)

								$(304)	$162	$10	$(152)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	2,600	$2,948	$47	$(22)	$25	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	0	10	10	0
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	15,700	17,801	263	(115)	148	0
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		13,600	15,420	298	(171)	127	0
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		20,200	22,904	361	(169)	192	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	8	55	0
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	20,900	23,698	331	(131)	200	0

								$1,347	$(590)	$757	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	14,500	$0	$9	$9	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,000	0	(2)	0	(2)
BPS	Receive	3-Month KRW-KORIBOR	2.020	Quarterly	07/10/2027	KRW	5,138,500	0	(83)	0	(83)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	59,000	0	33	33	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		12,700	0	(25)	0	(25)
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	1,454,800	0	(21)	0	(21)
	Receive	3-Month KRW-KORIBOR	1.928	Quarterly	08/02/2027		2,200,000	0	(20)	0	(20)
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	43	43	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	28,800	0	15	15	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		29,900	3	14	17	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		6,000	0	(10)	0	(10)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,400	0	(5)	0	(5)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,000	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,900	0	(2)	0	(2)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		32,000	0	10	10	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		6,900	0	8	8	0

								$3	$(31)	$140	$(168)

Total Swap Agreements								$682	$(432)	$907	$(657)

(o)

Securities with an aggregate market value of $2,009 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$617	$0	$617
Australia
Non-Agency Mortgage-Backed Securities	0	529	0	529
Belgium
Corporate Bonds & Notes	0	1,260	0	1,260
Brazil
Corporate Bonds & Notes	0	3,780	0	3,780
Canada
Corporate Bonds & Notes	0	3,529	0	3,529
Non-Agency Mortgage-Backed Securities	0	1,851	0	1,851
Sovereign Issues	0	6,241	0	6,241
Cayman Islands
Asset-Backed Securities	0	12,047	0	12,047
Corporate Bonds & Notes	0	3,129	0	3,129
China
Sovereign Issues	0	938	0	938
Colombia
Corporate Bonds & Notes	0	1,041	0	1,041
Czech Republic
Sovereign Issues	0	261	0	261
Denmark
Corporate Bonds & Notes	0	12,132	0	12,132
France
Corporate Bonds & Notes	0	2,260	0	2,260
Sovereign Issues	0	373	0	373
Germany
Asset-Backed Securities	0	367	0	367
Corporate Bonds & Notes	0	3,708	0	3,708
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,866	0	1,866
Hong Kong
Corporate Bonds & Notes	0	2,695	0	2,695
India
Corporate Bonds & Notes	0	996	0	996
Indonesia
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	14,512	0	14,512
Ireland
Asset-Backed Securities	0	1,383	0	1,383
Corporate Bonds & Notes	0	4,033	0	4,033
Israel
Sovereign Issues	0	504	0	504
Italy
Corporate Bonds & Notes	0	3,661	0	3,661
Sovereign Issues	0	15,143	0	15,143
Japan
Corporate Bonds & Notes	0	5,382	0	5,382
Sovereign Issues	0	18,610	0	18,610
Kuwait
Sovereign Issues	0	5,878	0	5,878
Luxembourg
Asset-Backed Securities	0	458	0	458
Corporate Bonds & Notes	0	4,369	0	4,369
Malaysia
Sovereign Issues	0	497	0	497
Mexico
Sovereign Issues	0	1,310	0	1,310
Netherlands
Asset-Backed Securities	0	1,022	0	1,022
Corporate Bonds & Notes	0	5,800	0	5,800
Non-Agency Mortgage-Backed Securities	0	610	0	610
Norway
Corporate Bonds & Notes	0	1,586	0	1,586
Sovereign Issues	0	946	0	946
Peru
Sovereign Issues	0	9,449	0	9,449
Philippines
Sovereign Issues	0	373	0	373
Portugal
Corporate Bonds & Notes	0	731	0	731
Qatar
Sovereign Issues	0	3,195	0	3,195
Romania
Sovereign Issues	0	392	0	392
Saudi Arabia
Sovereign Issues	0	8,503	0	8,503
Singapore
Corporate Bonds & Notes	0	1,762	0	1,762
Sovereign Issues	0	1,112	0	1,112
Slovenia
Sovereign Issues	0	2,704	0	2,704
South Africa
Sovereign Issues	0	527	0	527
South Korea
Sovereign Issues	0	202	0	202
Spain
Corporate Bonds & Notes	0	187	0	187
Sovereign Issues	0	3,323	0	3,323
Sweden
Corporate Bonds & Notes	0	22,210	0	22,210
Switzerland
Corporate Bonds & Notes	0	7,162	0	7,162
Turkey
Sovereign Issues	0	1,029	0	1,029
United Arab Emirates
Corporate Bonds & Notes	0	584	0	584
Sovereign Issues	0	5,891	0	5,891
United Kingdom
Corporate Bonds & Notes	0	36,291	0	36,291
Non-Agency Mortgage-Backed Securities	0	8,786	0	8,786
Preferred Securities	0	242	0	242
Sovereign Issues	0	6,613	0	6,613
United States
Asset-Backed Securities	0	33,217	0	33,217
Corporate Bonds & Notes	0	72,461	0	72,461
Loan Participations and Assignments	0	371	0	371
Municipal Bonds & Notes	0	141	0	141
Non-Agency Mortgage-Backed Securities	0	16,580	0	16,580
U.S. Government Agencies	0	111,498	0	111,498
U.S. Treasury Obligations	0	42,144	0	42,144
Short-Term Instruments
Repurchase Agreements	0	4,596	0	4,596
Argentina Treasury Bills	0	68	0	68
France Treasury Bills	0	10,438	0	10,438
Nigeria Treasury Bills	0	1,868	0	1,868
U.S. Treasury Bills	0	564	0	564
	$0	$560,741	$0	$560,741

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,918	$0	$0	$1,918

Total Investments	$1,918	$560,741	$0	$562,659

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(6,194)	$0	$(6,194)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	325	201	0	526
Over the counter	0	3,822	0	3,822
	$325	$4,023	$0	$4,348

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(247)	(698)	0	(945)
Over the counter	0	(5,070)	0	(5,070)

	$(247)	$(5,768)	$0	$(6,015)

Total Financial Derivative Instruments	$78	$(1,745)	$0	$(1,667)

Totals	$1,996	$552,802	$0	$554,798

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.3% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	13,210	$338
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		765	20
59.257% (ARLLMONP) due 06/21/2020 ~(a)		19,870	569

Total Argentina (Cost $1,828)			927

AUSTRALIA 0.5%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Five Trust
2.954% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,135	798

CORPORATE BONDS & NOTES 0.3%
Boral Finance Pty. Ltd.
3.000% due 11/01/2022		$400	387
Telstra Corp. Ltd.
4.800% due 10/12/2021		1,900	1,975
Woolworths Group Ltd.
4.550% due 04/12/2021		300	306

			2,668

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Liberty Funding Pty. Ltd.
3.432% due 01/25/2049 •	AUD	1,517	1,071
Swan Trust
3.332% due 04/25/2041 •		134	95

			1,166

Total Australia (Cost $4,935)			4,632

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Aircastle Ltd.
5.500% due 02/15/2022		$1,600	1,638

Total Bermuda (Cost $1,664)			1,638

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,204
7.375% due 01/17/2027		2,700	2,780

Total Brazil (Cost $5,177)			4,984

CANADA 3.1%
CORPORATE BONDS & NOTES 1.0%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,758
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		900	906
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		600	598
3.488% (US0003M + 0.700%) due 06/15/2020 ~		600	598
3.700% due 07/15/2027		1,200	1,139
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,255
Royal Bank of Canada
2.300% due 03/22/2021		$1,700	1,677

Toronto-Dominion Bank
2.500% due 01/18/2022		1,300	1,285

			9,216

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
2.259% due 06/01/2020	CAD	379	278
2.459% due 07/01/2020		964	708
2.459% due 08/01/2020		419	308
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		863	630

			1,924

SOVEREIGN ISSUES 1.9%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)(i)		464	398
Province of Alberta
1.250% due 06/01/2020		2,400	1,739
2.350% due 06/01/2025		2,500	1,796
3.350% due 11/01/2023		$300	306
Province of British Columbia
2.300% due 06/18/2026	CAD	200	143
Province of Ontario
2.450% due 06/29/2022		$200	197
2.600% due 06/02/2025 (i)	CAD	10,600	7,750
3.150% due 06/02/2022		3,300	2,482
4.000% due 10/07/2019		$400	404
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,230
2.750% due 08/25/2021		$300	300
4.250% due 12/01/2021	CAD	1,200	929

			17,674

Total Canada (Cost $30,910)			28,814

CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 2.1%
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		$600	596
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		2,300	2,298
Gallatin CLO Ltd.
3.485% due 01/21/2028 •		1,200	1,195
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		1,306	1,300
3.669% due 01/17/2027 •		3,652	3,649
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		500	499
OCP CLO Ltd.
3.299% due 04/17/2027 •		1,400	1,386
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •		1,070	1,070
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •		999	1,000
Telos CLO Ltd.
3.719% due 01/17/2027 •		3,800	3,800
Venture CLO Ltd.
3.316% due 04/15/2027 •		400	396
WhiteHorse Ltd.
3.379% due 04/17/2027 •		500	498
Zais CLO Ltd.
3.586% due 04/15/2028 •		2,200	2,196

			19,883

CORPORATE BONDS & NOTES 0.9%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	878
4.303% due 01/19/2029		5,500	5,483
Sands China Ltd.
4.600% due 08/08/2023		300	299
5.125% due 08/08/2025		400	397
5.400% due 08/08/2028		800	775

Tencent Holdings Ltd.
3.595% due 01/19/2028		300	282

			8,114

Total Cayman Islands (Cost $28,123)			27,997

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd.
3.341% (US0003M + 0.750%) due 11/08/2020 ~		$700	699

Total China (Cost $700)			699

DENMARK 2.5%
CORPORATE BONDS & NOTES 2.5%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	5,300	819
2.000% due 10/01/2047		10,042	1,556
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		25,135	3,889
2.500% due 10/01/2037		1,636	267
2.500% due 10/01/2047		2	0
Nykredit Realkredit A/S
1.500% due 10/01/2037		3,800	588
2.000% due 10/01/2047		33,624	5,204
2.000% due 10/01/2050		6,876	1,051
2.500% due 10/01/2036		482	79
2.500% due 10/01/2047		50	8
Realkredit Danmark A/S
2.000% due 10/01/2047		64,436	9,982
2.500% due 07/01/2036		3,433	560
2.500% due 07/01/2047		79	13

Total Denmark (Cost $22,918)			24,016

FRANCE 2.3%
CORPORATE BONDS & NOTES 1.1%
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,878
1.875% due 03/28/2019		$2,600	2,596
1.875% due 09/15/2021		2,500	2,436
2.000% due 01/22/2021	EUR	1,200	1,438
2.250% due 02/18/2020		$700	696
2.375% due 09/20/2022		1,800	1,768

			10,812

SOVEREIGN ISSUES 1.2%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	6,800	8,463
3.250% due 05/25/2045 (i)		2,100	3,309

			11,772

Total France (Cost $21,164)			22,584

GERMANY 1.0%
ASSET-BACKED SECURITIES 0.2%
Driver Multi-Compartment S.A.
0.031% due 02/21/2026 •	EUR	1,500	1,719

CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
3.766% (US0003M + 1.290%) due 02/04/2021 ~		$500	486
4.250% due 02/04/2021		500	493
4.250% due 10/14/2021		3,700	3,620
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,189
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	226
5.375% due 04/23/2024	NZD	1,400	1,062

5.500% due 03/29/2022	AUD	1,100	851

			7,927

Total Germany (Cost $9,927)			9,646

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	982

Total Guernsey, Channel Islands (Cost $998)			982

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$600	602
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,200

Total Hong Kong (Cost $1,798)			1,802

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
3.500% due 03/18/2020		$500	498

Total India (Cost $497)			498

INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	406

Total Indonesia (Cost $397)			406

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.5%
Dorchester Park CLO DAC
3.369% due 04/20/2028 •		$2,100	2,083
Toro European CLO DAC
0.900% due 10/15/2030 •	EUR	2,100	2,396

			4,479

CORPORATE BONDS & NOTES 0.8%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$1,100	1,104
5.000% due 10/01/2021		600	610
AIB Group PLC
4.750% due 10/12/2023		300	297
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,603
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$400	404
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,183
2.400% due 09/23/2021		300	290
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		700	688

			7,179

SOVEREIGN ISSUES 0.1%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,198

Total Ireland (Cost $13,148)			12,856

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$800	786
4.125% due 01/17/2048		600	589

Total Israel (Cost $1,389)			1,375

ITALY 0.9%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)	EUR	300	328
7.750% due 01/11/2027 •(g)		1,400	1,684
UniCredit SpA
7.830% due 12/04/2023		$1,900	1,990
Wind Tre SpA
3.125% due 01/20/2025	EUR	1,100	1,126

			5,128

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.500% due 11/15/2025		2,800	3,250
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	875

			4,125

Total Italy (Cost $9,895)			9,253

JAPAN 5.3%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,162
2.362% due 05/28/2021		200	195
3.122% (US0003M + 0.540%) due 08/04/2020 ~		4,400	4,391
Japan Tobacco, Inc.
2.000% due 04/13/2021		600	583
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		300	297
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		345	342
NTT Finance Corp.
1.900% due 07/21/2021		900	868
ORIX Corp.
3.250% due 12/04/2024		300	291
Sumitomo Mitsui Financial Group, Inc.
4.447% (US0003M + 1.680%) due 03/09/2021 ~		900	918
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	800	923

			9,970

SOVEREIGN ISSUES 4.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$2,100	2,032
Japan Bank for International Cooperation
2.375% due 07/21/2022		400	393
2.375% due 11/16/2022		400	393
2.500% due 06/01/2022		400	394
3.250% due 07/20/2023		1,100	1,115
3.375% due 10/31/2023		1,700	1,733
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,651
2.625% due 04/20/2022		2,000	1,976
Japan Government International Bond
1.700% due 09/20/2032	JPY	2,500,000	27,429
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,369

			39,485

Total Japan (Cost $47,616)			49,455

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	225
2.875% due 07/31/2043		100	119

Total Jersey, Channel Islands (Cost $377)			344

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond
2.750% due 03/20/2022		$300	295
3.500% due 03/20/2027		4,900	4,886

Total Kuwait (Cost $5,158)			5,181

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,800	1,907

Total Lithuania (Cost $1,900)			1,907

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Allergan Funding SCS
1.500% due 11/15/2023	EUR	100	116
3.000% due 03/12/2020		$200	199
Emerald Bay S.A.
0.000% due 10/08/2020 (d)	EUR	572	618
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		700	806

Total Luxembourg (Cost $1,760)			1,739

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
3.088% (US0003M + 0.300%) due 09/22/2037 ~		$1,039	940

Total Multinational (Cost $741)			940

NETHERLANDS 2.4%
ASSET-BACKED SECURITIES 0.3%
Jubilee CLO BV
0.489% due 12/15/2029 •	EUR	2,400	2,725

CORPORATE BONDS & NOTES 2.1%
BNG Bank NV
4.550% due 02/15/2019	CAD	3,500	2,571
Cooperatieve Rabobank UA
3.682% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,876
3.875% due 09/26/2023		2,400	2,410
6.625% due 06/29/2021 •(g)	EUR	800	998
6.875% due 03/19/2020		1,200	1,487
ING Bank NV
2.625% due 12/05/2022		$3,400	3,350
ING Groep NV
3.797% (US0003M + 1.000%) due 10/02/2023 ~		2,100	2,080
4.100% due 10/02/2023		2,100	2,101
Mondelez International Holdings Netherlands BV
3.119% (US0003M + 0.610%) due 10/28/2019 ~		1,000	999
Mylan NV
3.150% due 06/15/2021		1,000	980
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	300	373
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$400	395

			19,620

Total Netherlands (Cost $22,649)			22,345

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,900	1,872

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	798

Total Norway (Cost $2,813)			2,670

PERU 2.1%
SOVEREIGN ISSUES 2.1%
Peru Government International Bond
5.940% due 02/12/2029	PEN	32,800	9,930
6.350% due 08/12/2028		30,700	9,579

Total Peru (Cost $19,167)			19,509

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	66

Total Portugal (Cost $225)			66

QATAR 1.1%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	611

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
3.875% due 04/23/2023		6,000	6,078
4.500% due 01/20/2022		300	309
4.500% due 04/23/2028		3,000	3,139

			9,526

Total Qatar (Cost $9,889)			10,137

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021		$7,100	6,849
2.875% due 03/04/2023		1,700	1,637
3.250% due 10/26/2026		500	469
3.625% due 03/04/2028		1,900	1,801
4.000% due 04/17/2025		3,200	3,179
4.500% due 04/17/2030		2,600	2,591

Total Saudi Arabia (Cost $16,868)			16,526

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	385
3.500% due 09/18/2027		400	376
DBS Bank Ltd.
3.300% due 11/27/2021		700	706
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		1,100	1,100

Total Singapore (Cost $2,598)			2,567

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$9,400	9,413
5.250% due 02/18/2024		2,210	2,381

Total Slovenia (Cost $11,727)			11,794

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	685

SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		300	303

Total South Korea (Cost $990)			988

SPAIN 1.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	600	683

SOVEREIGN ISSUES 1.8%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	972
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	357
4.900% due 09/15/2021		1,800	2,221
4.950% due 02/11/2020		1,750	2,089
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,091
Spain Government International Bond
1.400% due 07/30/2028		8,200	9,384
2.150% due 10/31/2025		500	621

			16,735

Total Spain (Cost $16,960)			17,418

SWEDEN 4.1%
CORPORATE BONDS & NOTES 4.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,659
2.250% due 09/21/2022		24,500	2,941
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	6,946
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,046
Stadshypotek AB
1.500% due 12/15/2021		49,000	5,730
2.500% due 09/18/2019		4,000	460
4.500% due 09/21/2022		55,000	7,135
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	2,904
2.000% due 06/17/2026		13,000	1,542
Swedbank Hypotek AB
1.000% due 09/15/2021		7,500	866
1.000% due 06/15/2022		29,700	3,423

Total Sweden (Cost $38,305)			38,652

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,137
UBS AG
2.200% due 06/08/2020		1,600	1,575
3.218% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,294
3.347% due 06/08/2020 •		2,400	2,400
7.625% due 08/17/2022 (h)		1,300	1,388

			9,794

SOVEREIGN ISSUES 0.0%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	453

Total Switzerland (Cost $10,314)			10,247

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	886

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,700	1,654

3.125% due 10/11/2027		1,500	1,436

			3,090

Total United Arab Emirates (Cost $4,085)			3,976

UNITED KINGDOM 9.0%
CORPORATE BONDS & NOTES 6.3%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$6,100	6,333
Barclays PLC
3.650% due 03/16/2025		1,900	1,756
6.500% due 09/15/2019 •(g)	EUR	1,300	1,455
7.000% due 09/15/2019 •(g)	GBP	400	500
7.750% due 09/15/2023 •(g)(h)		$2,200	2,122
7.875% due 09/15/2022 •(g)	GBP	200	256
8.000% due 12/15/2020 •(g)	EUR	500	608
BAT International Finance PLC
2.750% due 06/15/2020		$900	884
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	700	933
FCE Bank PLC
0.184% (EUR003M + 0.500%) due 08/26/2020 •	EUR	200	225
0.869% due 09/13/2021		500	556
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,228
HSBC Holdings PLC
3.426% (US0003M + 0.650%) due 09/11/2021 ~		$2,200	2,172
4.156% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,169
4.292% due 09/12/2026 •		2,200	2,174
6.500% due 03/23/2028 •(g)(h)		500	455
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	800	1,235
5.125% due 03/07/2025		1,600	2,424
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)		2,814	3,595
7.625% due 06/27/2023 •(g)		3,100	4,075
7.875% due 06/27/2029 •(g)		600	822
Nationwide Building Society
3.766% due 03/08/2024 •		$800	771
RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	300	366
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~		$700	688
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •		1,900	1,828
4.086% (US0003M + 1.470%) due 05/15/2023 ~		2,000	1,941
5.076% due 01/27/2030 •		2,200	2,127
7.500% due 08/10/2020 •(g)(h)		600	596
8.625% due 08/15/2021 •(g)(h)		1,300	1,349
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,545
4.750% due 09/15/2025		1,300	1,226
4.796% due 11/15/2024 •		2,100	2,087
6.750% due 06/24/2024 •(g)	GBP	1,400	1,757
7.375% due 06/24/2022 •(g)		800	1,026
Tesco PLC
6.125% due 02/24/2022		175	247
Tesco Property Finance PLC
5.411% due 07/13/2044		580	801
7.623% due 07/13/2039		265	442
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	847
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,400

			59,021

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Eurohome UK Mortgages PLC
1.056% due 06/15/2044 •		1,430	1,746
Eurosail PLC
1.067% due 06/10/2044 •		53	66
1.850% due 06/13/2045 •		1,188	1,489
Newgate Funding PLC
1.906% due 12/15/2050 •		529	642
2.156% due 12/15/2050 •		265	320
Resloc UK PLC
1.066% due 12/15/2043 •		1,557	1,855
Ripon Mortgages PLC
1.689% due 08/20/2056 •		2,581	3,275
Stanlington PLC
1.903% due 06/12/2046 •		3,073	3,884

Thrones PLC
1.737% due 11/15/2049 •	381	485
Towd Point Mortgage Funding PLC
2.089% due 02/20/2054 •	2,035	2,597
Twin Bridges PLC
1.683% due 09/12/2044 •	753	947
Uropa Securities PLC
1.107% due 06/10/2059 •	337	409
1.257% due 06/10/2059 •	78	94
1.457% due 06/10/2059 •	61	74
1.657% due 06/10/2059 •	64	77

		17,960

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society
10.250% ~	2,750	490

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.7%
United Kingdom Gilt
1.500% due 07/22/2047	$200	237
4.250% due 12/07/2040 (i)	3,000	5,542
4.750% due 12/07/2038 (i)	300	577

		6,356

Total United Kingdom (Cost $87,522)		83,827

UNITED STATES 55.6%
ASSET-BACKED SECURITIES 6.2%
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	$5	5
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.446% due 06/25/2029 •	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.866% due 10/25/2035 •	695	697
2.886% due 02/25/2036 •	1,346	1,039
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033 Ø	297	298
4.066% due 09/28/2033 Ø	457	458
Bear Stearns Asset-Backed Securities Trust
3.166% due 10/25/2032 •	1	1
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •	613	392
2.686% due 01/25/2037 •	2,692	1,926
2.766% due 03/25/2036 •	1,571	1,336
Countrywide Asset-Backed Certificates
2.636% due 12/25/2036 ^•	944	869
2.646% due 06/25/2037 •	776	729
2.646% due 06/25/2047 ^•	806	730
2.696% due 06/25/2047 •	1,107	1,092
2.706% due 06/25/2037 ^•	2,192	1,975
3.006% due 02/25/2036 •	1,990	1,967
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	4	4
EMC Mortgage Loan Trust
3.406% due 05/25/2043 •	119	118
First Franklin Mortgage Loan Trust
2.621% due 07/25/2036 •	2,176	2,040
3.451% due 03/25/2035 •	1,500	1,487
GSAMP Trust
2.746% due 09/25/2036 •	4,106	2,007
2.766% due 02/25/2046 •	100	95
3.376% due 11/25/2034 •	573	566
Home Equity Asset Trust
2.691% due 07/25/2037 •	158	158
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^Ø	121	61
MASTR Asset-Backed Securities Trust
2.746% due 06/25/2036 •	4,376	2,456
3.006% due 10/25/2035 ^•	1,243	1,166
MASTR Specialized Loan Trust
2.876% due 01/25/2037 •	1,242	720
Merrill Lynch Mortgage Investors Trust
2.836% due 07/25/2036 •	4,609	4,309

3.226% due 05/25/2036 •		50	50
Morgan Stanley ABS Capital, Inc. Trust
2.631% due 07/25/2036 •		263	230
2.636% due 01/25/2037 •		2,307	1,313
2.646% due 05/25/2037 •		2,212	1,691
2.746% due 06/25/2036 •		2,041	1,391
Morgan Stanley Home Equity Loan Trust
2.736% due 04/25/2037 •		1,741	1,142
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^Ø		2,098	894
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.796% due 03/25/2036 •		1,700	1,657
NovaStar Mortgage Funding Trust
2.636% due 03/25/2037 •		1,550	1,158
Renaissance Home Equity Loan Trust
3.506% due 12/25/2033 •		11	11
5.294% due 01/25/2037 Ø		550	292
5.731% due 11/25/2036 Ø		2,022	1,127
Residential Asset Mortgage Products Trust
3.066% due 06/25/2032 •		4	4
Residential Asset Securities Corp. Trust
2.756% due 11/25/2036 ^•		5,591	4,775
3.301% due 01/25/2035 •		101	101
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		2,333	2,251
Soundview Home Loan Trust
2.756% due 11/25/2036 •		2,300	2,115
2.786% due 05/25/2036 •		1,000	967
3.456% due 10/25/2037 •		2,093	1,779
Specialty Underwriting & Residential Finance Trust
2.656% due 06/25/2037 •		471	315
3.256% due 06/25/2036 •		286	288
Structured Asset Investment Loan Trust
2.679% due 07/25/2036 •		1,524	1,043
3.186% due 01/25/2033 •		1,250	1,239
3.406% due 09/25/2034 •		222	222
Structured Asset Securities Corp.
3.256% due 02/25/2035 •		3,410	3,282
Terwin Mortgage Trust
3.446% due 11/25/2033 •		41	39
Upstart Securitization Trust
3.015% due 08/20/2025		161	161

			58,246

CORPORATE BONDS & NOTES 13.5%
AbbVie, Inc.
3.200% due 11/06/2022		600	592
3.750% due 11/14/2023		2,200	2,191
Air Lease Corp.
3.500% due 01/15/2022		2,300	2,265
Ally Financial, Inc.
8.000% due 03/15/2020		100	104
American Honda Finance Corp.
2.932% (US0003M + 0.350%) due 11/05/2021 ~		400	394
American International Group, Inc.
3.900% due 04/01/2026		1,000	965
American Tower Corp.
2.250% due 01/15/2022		800	766
2.800% due 06/01/2020		400	397
Andeavor Logistics LP
5.500% due 10/15/2019		2,200	2,219
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,072
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	1,937
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$1,500	1,496
3.488% (US0003M + 0.750%) due 06/01/2021 ~		700	696
3.956% (US0003M + 1.180%) due 06/12/2024 ~		1,100	1,068
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		500	480
Bank of America Corp.
5.875% due 03/15/2028 •(g)		1,200	1,094
BAT Capital Corp.
2.297% due 08/14/2020		300	293
3.204% due 08/14/2020 •		1,500	1,486
3.222% due 08/15/2024		800	738
4.390% due 08/15/2037		800	657
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		900	888
3.798% (US0003M + 1.010%) due 12/15/2023 ~		800	765
4.250% due 12/15/2025		400	390
4.375% due 12/15/2028		400	383
BellSouth LLC
4.333% due 04/26/2021		1,200	1,204

BP Capital Markets America, Inc.
3.790% due 02/06/2024		1,300	1,315
Broadcom Corp.
3.000% due 01/15/2022		4,400	4,234
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~		200	198
3.300% due 03/15/2021		300	299
3.650% due 03/15/2023		600	586
Cardinal Health, Inc.
1.948% due 06/14/2019		900	895
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		300	300
Charter Communications Operating LLC
3.750% due 02/15/2028		3,600	3,265
6.384% due 10/23/2035		500	515
Citigroup, Inc.
2.050% due 06/07/2019		600	598
3.696% (US0003M + 0.930%) due 06/07/2019 ~		2,500	2,506
CNH Industrial Capital LLC
4.375% due 11/06/2020		900	907
Conagra Brands, Inc.
2.908% (US0003M + 0.500%) due 10/09/2020 ~		800	791
Continental Resources, Inc.
4.375% due 01/15/2028		400	377
Crown Castle International Corp.
3.400% due 02/15/2021		1,100	1,100
CVS Health Corp.
3.350% due 03/09/2021		400	399
3.700% due 03/09/2023		500	495
4.100% due 03/25/2025		300	298
4.125% due 05/15/2021		2,326	2,355
4.300% due 03/25/2028		600	589
4.780% due 03/25/2038		100	96
5.050% due 03/25/2048		100	98
D.R. Horton, Inc.
4.375% due 09/15/2022		400	405
Dell International LLC
4.420% due 06/15/2021		900	900
Delta Air Lines, Inc.
2.875% due 03/13/2020		500	497
Discover Bank
4.650% due 09/13/2028		2,100	2,051
Discovery Communications LLC
2.800% due 06/15/2020		200	198
3.502% (US0003M + 0.710%) due 09/20/2019 ~		400	400
5.625% due 08/15/2019		400	405
DISH DBS Corp.
7.875% due 09/01/2019		300	307
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		700	698
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		900	896
EQT Corp.
3.567% (US0003M + 0.770%) due 10/01/2020 ~		1,500	1,462
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		400	396
Equinix, Inc.
2.875% due 03/15/2024	EUR	600	688
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •		300	321
0.114% due 05/14/2021 •		100	110
2.681% due 01/09/2020		$1,800	1,770
3.200% due 01/15/2021		500	485
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023		900	891
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		500	495
General Electric Co.
0.375% due 05/17/2022	EUR	1,500	1,622
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		$200	197
3.200% due 04/16/2021		100	100
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		100	98
GLP Capital LP
5.300% due 01/15/2029		1,400	1,374
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		700	699
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~		1,200	1,197
3.166% due 02/27/2019 ~		500	500
HCA, Inc.
5.625% due 09/01/2028		1,400	1,354
6.500% due 02/15/2020		200	205
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,312

JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •	1,600	1,594
Kansas City Southern
2.350% due 05/15/2020	200	197
Kilroy Realty LP
3.450% due 12/15/2024	200	193
Kinder Morgan, Inc.
5.000% due 02/15/2021	900	922
Komatsu Finance America, Inc.
2.437% due 09/11/2022	900	867
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	1,200	1,190
3.500% due 06/06/2022	500	496
Martin Marietta Materials, Inc.
3.292% (US0003M + 0.500%) due 12/20/2019 ~	400	399
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	500	497
MGM Resorts International
6.750% due 10/01/2020	300	309
Mid-America Apartments LP
4.200% due 06/15/2028	1,000	1,007
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~	1,500	1,484
Navient Corp.
4.875% due 06/17/2019	138	138
5.000% due 10/26/2020	300	288
8.000% due 03/25/2020	150	153
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	2,200	2,198
3.107% (US0003M + 0.400%) due 08/21/2020 ~	2,100	2,098
Northwell Healthcare, Inc.
4.260% due 11/01/2047	800	763
ONEOK, Inc.
4.550% due 07/15/2028	200	199
Pacific Gas & Electric Co.
4.250% due 05/15/2021	1,400	1,331
Protective Life Global Funding
2.262% due 04/08/2020	3,800	3,758
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,000	973
S&P Global, Inc.
3.300% due 08/14/2020	200	200
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	300	309
6.250% due 03/15/2022	400	421
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	800	784
Southern Co.
2.950% due 07/01/2023	1,500	1,451
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	100	95
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~	300	298
Spirit AeroSystems, Inc.
3.588% (US0003M + 0.800%) due 06/15/2021 ~	100	99
3.950% due 06/15/2023	300	299
Springleaf Finance Corp.
5.250% due 12/15/2019	600	603
6.000% due 06/01/2020	900	906
8.250% due 12/15/2020	300	311
Sprint Capital Corp.
6.900% due 05/01/2019	1,550	1,564
Sprint Communications, Inc.
7.000% due 03/01/2020	3,200	3,288
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	413	408
4.738% due 09/20/2029	400	393
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	700	711
Tech Data Corp.
3.700% due 02/15/2022	600	589
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	1,300	1,289
Time Warner Cable LLC
5.000% due 02/01/2020	900	913
TTX Co.
2.600% due 06/15/2020	300	297
United Technologies Corp.
3.950% due 08/16/2025	700	696
4.125% due 11/16/2028	900	895
4.625% due 11/16/2048	400	388
Verizon Communications, Inc.
2.625% due 08/15/2026	700	636
3.716% (US0003M + 1.100%) due 05/15/2025 ~	800	776
3.788% (US0003M + 1.000%) due 03/16/2022 ~	700	701
4.125% due 03/16/2027	800	802

4.329% due 09/21/2028	496	499
VMware, Inc.
2.950% due 08/21/2022	1,000	954
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	3,724	3,706
4.000% due 11/12/2021	2,300	2,306
Wells Fargo & Co.
3.597% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,784
3.757% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,693
Wells Fargo Bank N.A.
3.550% due 08/14/2023	2,200	2,193
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,847	2,786

		126,886

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	891	835
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,268	1,219
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~	571	551

		2,605

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	999
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	244
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	399	439

		1,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	195	180
American Home Mortgage Investment Trust
6.500% due 03/25/2047 Ø	1,884	1,802
Banc of America Mortgage Trust
4.368% due 06/25/2035 ~	111	105
BCAP LLC Trust
2.793% due 01/26/2047 •	32	30
5.250% due 08/26/2037 ~	24	24
Bear Stearns Adjustable Rate Mortgage Trust
3.123% due 05/25/2034 ~	6	5
3.961% due 05/25/2047 ^~	160	149
4.156% due 09/25/2034 ~	69	69
4.157% due 08/25/2033 ~	6	6
4.271% due 05/25/2034 ~	11	11
4.486% due 10/25/2033 ~	6	6
4.715% due 11/25/2034 ~	3	4
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	42	42
3.867% due 08/25/2036 ^~	132	87
4.032% due 05/25/2035 ~	10	10
4.144% due 11/25/2035 ^~	339	295
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	77	70
Chase Mortgage Finance Trust
3.614% due 07/25/2037 ~	90	81
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.656% due 01/25/2036 •	1,882	1,839
Citigroup Mortgage Loan Trust
4.238% due 09/25/2037 ^~	168	162
Citigroup Mortgage Loan Trust, Inc.
4.053% due 08/25/2035 ^~	1,252	1,102
Commercial Mortgage Trust
1.360% due 01/10/2046 ~(a)	3,125	140
Countrywide Alternative Loan Trust
2.680% due 07/20/2046 ^•	169	129
2.716% due 07/25/2046 ^•	1,677	1,511
2.786% due 02/25/2037 •	239	217
2.836% due 09/25/2035 •	1,184	988
2.856% due 05/25/2037 ^•	121	70
2.923% due 11/25/2035 •	35	32
3.407% due 11/25/2047 ^•	900	774
3.463% due 11/25/2035 •	12	11
3.888% due 02/25/2037 ^~	45	43
4.118% due 11/25/2035 ^~	178	162
5.250% due 06/25/2035 ^	16	14
6.250% due 12/25/2036	3,128	2,167
6.250% due 08/25/2037 ^	26	22

6.500% due 06/25/2036 ^	57	43
Countrywide Home Loan Mortgage Pass-Through Trust
2.706% due 04/25/2046 •	307	284
2.776% due 04/25/2046 •	4,128	1,907
3.266% due 09/25/2034 •	23	23
3.910% due 08/25/2034 ^~	4	4
4.136% due 08/25/2034 ^~	27	26
4.305% due 04/20/2035 ~	2	2
6.000% due 07/25/2036	1,651	1,371
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	92	89
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	172	81
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	900	5
0.709% due 11/10/2046 ~(a)	672	6
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.646% due 07/25/2047 •	583	557
GreenPoint Mortgage Funding Trust
3.046% due 11/25/2045 •	8	7
GS Mortgage Securities Corp.
1.518% due 02/10/2046 ~(a)	2,383	122
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)	1,819	113
GSC Capital Corp. Mortgage Trust
2.686% due 05/25/2036 ^•	2,157	1,975
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •	2,632	2,337
GSR Mortgage Loan Trust
3.605% due 06/25/2034 ~	14	13
3.830% due 03/25/2033 •	5	5
4.807% due 01/25/2035 ~	19	19
HarborView Mortgage Loan Trust
2.810% due 06/20/2035 •	23	23
3.007% due 12/19/2036 ^•	103	100
Impac CMB Trust
3.226% due 10/25/2034 •	568	556
3.506% due 07/25/2033 •	4	4
IndyMac Mortgage Loan Trust
3.874% due 09/25/2035 ^~	69	64
JPMorgan Mortgage Trust
4.115% due 11/25/2033 ~	5	5
4.305% due 10/25/2035 ~	25	24
6.000% due 06/25/2037	2,209	1,711
JPMorgan Resecuritization Trust
4.008% due 07/27/2037 ~	717	714
Luminent Mortgage Trust
2.696% due 05/25/2046 •	2,217	1,969
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	45	8
6.000% due 02/25/2036	821	639
Merrill Lynch Mortgage Investors Trust
4.176% due 02/25/2036 ~	110	110
4.302% due 02/25/2033 ~	10	10
4.324% due 02/25/2036 ~	31	31
4.398% due 05/25/2033 ~	18	18
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 Ø	232	150
OBX Trust
3.156% due 06/25/2057 •	1,643	1,633
Residential Accredit Loans, Inc. Trust
2.686% due 06/25/2046 •	337	136
3.657% due 08/25/2035 •	270	254
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•	60	30
5.750% due 02/25/2036	1,342	1,307
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
2.670% due 07/20/2036 •	251	240
2.820% due 07/20/2033 •	39	38
Structured Adjustable Rate Mortgage Loan Trust
4.209% due 08/25/2035 ~	155	154
4.232% due 02/25/2034 ~	8	8
4.369% due 04/25/2034 ~	15	15
4.370% due 09/25/2035 ~	228	204
Structured Asset Mortgage Investments Trust
2.626% due 08/25/2036 •	1,851	1,697
2.716% due 05/25/2036 •	70	64
2.726% due 05/25/2036 •	172	155
2.726% due 09/25/2047 •	304	288
3.050% due 07/19/2034 •	8	8
Structured Asset Securities Corp.
2.786% due 01/25/2036 •	1,747	1,620

Structured Asset Securities Corp. Mortgage Loan Trust
2.796% due 10/25/2036 •	896	800
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^Ø	226	112
Thornburg Mortgage Securities Trust
3.756% due 06/25/2037 ^•	153	142
4.216% due 09/25/2037 ~	28	28
4.273% due 06/25/2037 •	215	205
4.323% due 06/25/2047 ^•	107	98
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •	17	17
2.816% due 01/25/2045 •	27	27
3.086% due 07/25/2045 •	629	624
3.676% due 12/25/2036 ^~	628	593
3.994% due 09/25/2036 ~	282	281
4.079% due 06/25/2033 ~	5	5
4.280% due 12/25/2035 ~	303	303
Washington Mutual Mortgage Pass-Through Certificates Trust
3.097% due 07/25/2046 ^•	48	35
6.500% due 03/25/2036	2,383	1,692
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	93	86
6.000% due 06/25/2037 ^	257	255
Wells Fargo Mortgage-Backed Securities Trust
4.503% due 06/25/2035 ~	134	138
4.561% due 04/25/2036 ~	32	32
6.000% due 07/25/2036 ^	75	75
Wells Fargo-RBS Commercial Mortgage Trust
1.210% due 03/15/2045 ~(a)	4,829	194

		41,080

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
2.906% due 06/25/2036 •	47	47
3.106% due 11/25/2020 •	407	407
3.500% due 12/01/2047 - 06/01/2048	7,395	7,402
4.000% due 06/01/2048 - 09/01/2048	3,249	3,315
4.270% due 12/01/2034 •	23	24
4.295% due 06/01/2021	2,940	3,032
4.490% due 11/01/2034 •	45	48
6.000% due 04/25/2043 - 07/25/2044	111	123
6.500% due 11/25/2042	98	109
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049	167,800	167,793
4.000% due 02/01/2049	20,000	20,378
Freddie Mac
0.998% due 11/25/2022 ~(a)	3,147	100
1.567% due 01/15/2038 ~(a)	704	38
2.649% due 01/15/2038 •	704	700
3.055% due 12/15/2037 •	19	19
3.357% due 10/25/2044 •	93	94
3.500% due 07/01/2048	8,879	8,882
Freddie Mac, TBA
3.000% due 01/01/2049	8,000	7,798
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~	1	0
3.125% due 11/20/2026 - 12/20/2026 •	7	7
3.164% due 07/20/2066 - 11/20/2066 •	5,022	5,103
3.375% due 01/20/2030 •	5	6
3.625% due 05/20/2028 - 06/20/2030 •	21	22
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	14	15
6.000% due 08/20/2034	430	471
NCUA Guaranteed Notes
2.940% due 12/08/2020 •	656	659
Small Business Administration
5.600% due 09/01/2028	167	180

		226,772

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
2.875% due 05/15/2043 (m)	300	293
3.125% due 02/15/2043 (m)	300	307
3.625% due 08/15/2043 (m)	300	333
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (m)	447	434
0.125% due 04/15/2022 (k)(m)	4,055	3,925
0.375% due 07/15/2025 (i)(k)	6,505	6,276
0.375% due 07/15/2027 (k)(m)	3,825	3,631
0.500% due 01/15/2028 (i)	11,995	11,455
0.625% due 04/15/2023 (k)(m)	1,222	1,202
0.625% due 01/15/2026 (m)	106	104
0.750% due 02/15/2045 (m)	54	48
1.000% due 02/15/2048 (i)(m)	5,743	5,455

1.375% due 01/15/2020		234	232
1.375% due 02/15/2044 (m)		1,519	1,572
1.750% due 01/15/2028 (k)(m)		845	898
2.000% due 01/15/2026 (m)		382	408
2.375% due 01/15/2025		67	73
2.375% due 01/15/2027 (m)		376	415
2.500% due 01/15/2029 (i)		2,945	3,355
3.875% due 04/15/2029 (i)		2,307	2,940
U.S. Treasury Notes
1.125% due 06/30/2021 (m)		300	290
1.750% due 10/31/2020 (k)		800	789
1.875% due 08/31/2022 (m)		100	98
2.000% due 11/30/2020 (k)(m)		700	693
2.625% due 06/15/2021 (k)(m)		600	602
2.875% due 04/30/2025 (i)(k)(m)		18,600	18,932

			64,760

Total United States (Cost $518,009)			522,031

SHORT-TERM INSTRUMENTS 9.7%
ARGENTINA TREASURY BILLS 0.1%
(1.713)% due 02/28/2019 - 04/30/2019 (c)(d)	ARS	19,267	535

FRANCE TREASURY BILLS 4.2%
(0.620)% due 01/04/2019 - 02/13/2019 (c)(d)	EUR	34,200	39,201

JAPAN TREASURY BILLS 5.0%
(0.161)% due 02/12/2019 - 03/11/2019 (c)(d)	JPY	5,210,000	47,546

NIGERIA TREASURY BILLS 0.4%
12.144% due 04/04/2019) (e)	NGN	1,366,000	3,634

U.S. TREASURY BILLS 0.0%
2.368% due 02/07/2019 - 03/14/2019 (c)(d)(m)		$193	192

Total Short-Term Instruments (Cost $91,078)			91,108

Total Investments in Securities (Cost $1,066,219)			1,066,536

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short Asset Portfolio		3,353,010	33,269
PIMCO Short-Term Floating NAV Portfolio III		7,450,050	73,636

Total Short-Term Instruments (Cost $107,214)			106,905

Total Investments in Affiliates (Cost $107,214)			106,905

Total Investments 124.6% (Cost $1,173,433)			$1,173,441
Financial Derivative Instruments (j)(l) (0.5)% (Cost or Premiums, net $1,832)			(5,161)
Other Assets and Liabilities, net (24.1)%			(226,655)

Net Assets 100.0%			$941,625

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOM	2.600%	11/27/2018	01/23/2019		$(623)	$(624)
BOS	2.500	11/08/2018	01/08/2019		(2,852)	(2,863)
	2.550	11/14/2018	01/14/2019		(4,445)	(4,460)
	2.550	11/16/2018	01/16/2019		(3,337)	(3,349)
BPS	(0.300)	10/18/2018	01/22/2019	EUR	(7,054)	(8,077)
GRE	2.440	10/18/2018	01/18/2019		$(2,854)	(2,869)
	2.540	11/13/2018	02/13/2019		(653)	(655)
IND	0.830	10/04/2018	01/15/2019	GBP	(4,761)	(6,081)
	2.610	12/10/2018	03/08/2019		$(6,071)	(6,081)

Total Reverse Repurchase Agreements						$(35,059)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
TDM	1.950%	12/05/2018	01/07/2019	CAD	(546)	$(412)
	2.050	12/05/2018	01/07/2019		(10,486)	(7,925)
UBS	2.430	10/23/2018	01/23/2019		$(4,750)	(4,773)

Total Sale-Buyback Transactions						$(13,110)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	7,900	$(6,593)	$(6,531)

Total Short Sales (0.7)%					$(6,593)	$(6,531)

(i)	Securities with an aggregate market value of $49,044 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(28,738) at a weighted average interest rate of 1.132%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(10) of deferred price drop.
(3)	Payable for short sales includes $24 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	310	$310	$3	$4
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	133.000	02/22/2019	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	134.000	02/22/2019	14	14	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	396	396	3	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.000	02/22/2019	242	242	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	1,240	1,240	11	2
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	28	28	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	100.000	02/22/2019	114	114	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	119.000	02/22/2019	21	21	0	0

Total Purchased Options					$20	$7

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	03/2019	950	$272,918	$9	$0	$(14)
90-Day Eurodollar March Futures	03/2019	4,245	1,032,490	509	0	0
Australia Government 3-Year Note March Futures	03/2019	1,135	89,707	347	112	0
Australia Government 10-Year Bond March Futures	03/2019	326	30,465	300	145	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	300	3	0	0	0
Euro-Bobl March Futures	03/2019	680	103,248	268	0	(23)
Euro-Buxl 30-Year Bond March Futures	03/2019	21	4,346	98	0	(20)
Put Options Strike @ EUR 127.250 on Euro-Bobl March 2019 Futures	02/2019	592	3	(1)	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	1,895	217,333	2,316	474	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	135	21,689	1,012	80	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	1,539	242,614	218	12	(37)

				$5,076	$823	$(94)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	858	$(208,816)	$(452)	$0	$(21)
90-Day Eurodollar December Futures	12/2020	1,375	(335,259)	(2,459)	0	(120)
90-Day Eurodollar March Futures	03/2020	2,012	(490,148)	(1,270)	0	(101)
Call Options Strike @ EUR 133.000 on Euro-Bobl March 2019 Futures	02/2019	115	(30)	(5)	4	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	52	(40)	(13)	6	0
Euro-BTP Italy Government Bond March Futures	03/2019	425	(62,241)	(1,522)	0	(29)
Euro-Bund 10-Year Bond March Futures	03/2019	125	(23,422)	(192)	27	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	866	(149,627)	(460)	208	0
Put Options Strike @ EUR 131.250 on Euro-Bobl March 2019 Futures	02/2019	115	(9)	12	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	52	(11)	15	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2019	222	(27,087)	(654)	0	(87)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	1,539	(242,246)	(475)	12	(73)
United Kingdom Long Gilt March Futures	03/2019	673	(105,656)	(636)	112	(343)

				$(8,111)	$369	$(775)

Total Futures Contracts				$(3,035)	$1,192	$(869)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.229%	EUR	400	$(13)	$6	$(7)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	1.689		$600	(94)	29	(65)	1	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.283		1,600	(44)	21	(23)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.292	EUR	300	(7)	2	(5)	0	0

							$(158)	$58	$(100)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR 400	$6	$(1)	$5	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450	400	(3)	1	(2)	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.843	100	3	(2)	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.146	200	(1)	0	(1)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	2.005	1,000	(33)	(36)	(69)	0	(2)

						$(28)	$(38)	$(66)	$0	$(3)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR 24,400	$(757)	$385	$(372)	$0	$(47)
iTraxx Europe Main 30 5-Year Index	(1.000)	Quarterly	12/20/2023	500	(6)	3	(3)	0	(1)
iTraxx Europe Senior 30 5-Year Index	(1.000)	Quarterly	12/20/2023	17,600	41	44	85	0	(63)

					$(722)	$432	$(290)	$0	$(111)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$5,100	$(97)	$(90)	$(187)	$4	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	29,700	(1,397)	9	(1,388)	22	0

					$(1,494)	$(81)	$(1,575)	$26	$0

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$50,700	$0	$11	$11	$0	$(2)
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	(6)	(6)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	9,100	0	10	10	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	6,900	0	11	11	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	34,300	3	31	34	2	0
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	(1)	(1)	0	(1)

					$3	$56	$59	$4	$(7)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$2,000	$0	$(51)	$(51)	$0	$(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		5,900	2	(156)	(154)	0	(15)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		1,900	0	(50)	(50)	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,900	0	(51)	(51)	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,900	0	(53)	(53)	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		4,300	0	(120)	(120)	0	(11)
Pay	1-Year BRL-CDI	6.930	Maturity	01/02/2020	BRL	1,800	(2)	5	3	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	52,700	(78)	158	80	10	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		25,700	1,132	(261)	871	0	(21)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		8,500	(110)	203	93	0	(44)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	25	9	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$38,300	(114)	403	289	3	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		1,428,600	209	3,250	3,459	46	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		22,600	442	(117)	325	1	0
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		1,428,600	(169)	(4,643)	(4,812)	0	(196)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		18,300	132	92	224	0	(28)
Pay (6)	3-Month USD-LIBOR	2.970	Semi-Annual	05/31/2023		12,800	8	203	211	24	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		20,500	821	(323)	498	0	(37)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		36,100	747	660	1,407	0	(70)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		35,900	(1,324)	759	(565)	131	0
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		5,700	(20)	267	247	22	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		6,300	70	88	158	20	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		30,600	(382)	(368)	(750)	0	(132)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		14,300	(157)	491	334	0	(82)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,800	866	(279)	587	0	(43)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		37,100	823	(1,915)	(1,092)	0	(223)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	(152)	106	(46)	0	(15)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	2,700	8	(3)	5	0	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	27,200	16	76	92	2	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		67,900	187	810	997	54	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		77,200	408	458	866	67	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		26,900	(154)	605	451	39	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		60,300	263	396	659	91	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		25,400	573	(1,391)	(818)	0	(12)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	75,300	(5)	122	117	0	(5)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		63,500	180	89	269	2	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		23,400	(157)	46	(111)	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		75,300	(44)	(195)	(239)	0	(30)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		63,500	(28)	(157)	(185)	0	(34)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		13,800	(68)	(87)	(155)	0	(24)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		15,200	(298)	400	102	73	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,400	(15)	(143)	(158)	0	(27)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	950,000	(139)	11	(128)	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		6,480,000	(171)	384	213	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		630,000	23	(113)	(90)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	59	(177)	(118)	0	(2)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		350,000	(65)	(3)	(68)	0	(1)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		5,990,000	(157)	(1,105)	(1,262)	0	(20)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,003,000	(295)	(650)	(945)	0	(19)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		2,178,532	284	(1,074)	(790)	0	(20)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		430,000	(595)	(223)	(818)	0	(6)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,800,000	(550)	(765)	(1,315)	8	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	996,200	56	(1,638)	(1,582)	143	0
Pay	28-Day MXN-TIIE	7.908	Lunar	02/22/2028		21,100	18	(79)	(61)	6	0

							$2,062	$(6,083)	$(4,021)	$754	$(1,138)

Total Swap Agreements							$(337)	$(5,656)	$(5,993)	$785	$(1,259)

(k)

Securities with an aggregate market value of $20,350 and cash of $4,662 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2019	NZD	5,212		$3,584	$83	$0
BOA	01/2019	ARS	6,301		155	0	(9)
	01/2019	CAD	49,005		36,803	898	0
	01/2019	DKK	159,711		25,401	893	0
	01/2019	EUR	46,526		53,114	0	(227)
	01/2019	GBP	4,664		5,958	12	0
	01/2019	SEK	342,450		37,841	0	(824)
	01/2019		$329	CHF	324	1	0
	01/2019		23,578	DKK	154,873	189	0
	01/2019		1,602	MXN	32,450	48	0
	02/2019	CHF	357		$362	0	(3)
	02/2019		$1,738	CAD	2,289	0	(59)
	04/2019	DKK	154,873		$23,767	0	(189)
BPS	01/2019	KRW	1,119		1	0	0
	01/2019		$5,013	GBP	3,990	73	0
	01/2019		2,695	KRW	3,037,677	28	0
	01/2019		2,595	NZD	3,815	0	(34)
	01/2019		609	RUB	41,842	0	(10)
	02/2019	CAD	286		$214	4	0
	02/2019	RON	27,736	EUR	5,932	0	(1)
	02/2019		$1,810	PEN	6,075	0	(10)
	03/2019	KRW	4,982,741		$4,441	0	(45)
	03/2019		$646	KRW	723,585	6	0
	04/2019	CNH	15,654		$2,256	0	(22)
	04/2019		$4,922	CNH	33,948	20	0
	07/2019		2,045		14,012	0	(6)
BRC	01/2019		985	MXN	19,682	16	0
	01/2019		3,803	NOK	32,421	0	(53)
CBK	01/2019	BRL	30,752		$7,877	0	(58)
	01/2019	EUR	149,714		170,872	0	(776)
	01/2019	GBP	2,072		2,649	7	0
	01/2019	SEK	26,320		2,927	0	(45)
	01/2019		$5,464	AUD	7,459	0	(210)
	01/2019		7,937	BRL	30,752	0	(2)
	01/2019		878	EUR	768	3	0
	01/2019		2,267	NOK	19,675	10	0
	01/2019		2,544	SEK	22,873	37	0
	02/2019	AUD	21,985		$15,840	342	0
	02/2019	CHF	490		491	0	(9)
	02/2019	CNH	16,214		2,332	0	(28)
	02/2019	EUR	9,014		10,671	363	(53)
	02/2019	JPY	410,000		3,654	0	(97)
	02/2019		$4,935	AUD	6,825	0	(123)
	02/2019		12,906	CAD	17,053	0	(401)
	02/2019		7,297	COP	23,149,734	0	(185)
	02/2019		9,597	JPY	1,086,000	342	0
	03/2019	KRW	18,123,304		$16,171	0	(147)
	03/2019		$2,466	KRW	2,753,568	13	0
	05/2019	EUR	2,833		$3,307	20	0
	06/2019	GBP	1,005		1,347	56	0
	06/2019		$48,231	EUR	41,361	0	(158)
	07/2019	CNH	14,483		$2,149	41	0
	07/2019		$2,043	CNH	14,012	0	(4)
DUB	01/2019	BRL	50,329		$13,009	23	0
	01/2019		$13,069	BRL	50,329	0	(84)
	01/2019		2,453	EUR	1,950	0	(214)
	02/2019	BRL	50,329		$13,044	81	0
	03/2019		4,030		1,053	19	0
	03/2019		$896	MXN	19,222	72	0
	04/2019	SEK	3,780	EUR	367	0	(6)
FBF	01/2019		$115	RUB	7,793	0	(4)
GLM	01/2019	BRL	6,386		$1,661	13	0
	01/2019	CAD	3,353		2,506	50	0
	01/2019	CHF	3,731		3,771	0	(25)
	01/2019	EUR	19,770		22,514	0	(147)
	01/2019	GBP	26,959		34,474	99	0
	01/2019	NZD	1,824		1,254	30	0
	01/2019	SEK	14,126		1,564	0	(29)
	01/2019		$1,648	BRL	6,386	0	0
	01/2019		5,225	CAD	6,989	0	(105)
	01/2019		637	DKK	4,060	0	(14)
	01/2019		8,308	EUR	7,273	31	0
	01/2019		2,943	GBP	2,322	18	0
	01/2019		2,792	MXN	57,287	120	0
	01/2019		4,336	NOK	37,427	2	(9)
	01/2019		2,918	SEK	26,250	46	0
	02/2019	NZD	6,487		$4,415	58	0
	02/2019		$15,100	AUD	20,946	0	(335)
	02/2019		36	CLP	24,642	0	(1)
	02/2019		2,332	CNH	16,205	27	0
	03/2019	JPY	4,800,000		$42,736	0	(1,278)
HUS	01/2019	EUR	28,868		33,136	110	(87)
	01/2019	GBP	1,463		1,849	0	(16)
	01/2019	KRW	902,720		806	0	(3)
	01/2019	MXN	35,961		1,809	0	(19)
	01/2019	NOK	6,900		804	5	0
	01/2019		$117	ARS	4,666	3	0
	01/2019		5,029	AUD	6,967	0	(122)
	01/2019		1,310	GBP	1,038	13	0
	02/2019	AUD	8,301		$6,006	154	0
	02/2019		$3,032	AUD	4,029	0	(192)
	02/2019		2,396	CAD	3,176	0	(67)
	02/2019		1,836	JPY	202,800	20	0
	03/2019	BRL	1,350		$400	53	0
	03/2019		$400	MXN	7,878	0	(3)
	05/2019		3,403	EUR	2,819	0	(133)
	07/2019	CNH	98,117		$14,378	97	0
	07/2019		$14,707	CNH	100,940	0	(16)
IND	01/2019	MXN	41,224		$2,025	0	(71)
	03/2019	KRW	874,544		780	0	(7)
	04/2019	CNH	3,764		543	0	(5)
JPM	01/2019	AUD	10,895		7,824	150	0
	01/2019	BRL	2,356		612	4	0
	01/2019	CAD	3,634		2,669	7	0
	01/2019	CHF	6,037		6,092	0	(50)
	01/2019	EUR	6,196		7,070	0	(31)
	01/2019	GBP	3,306		4,177	0	(37)
	01/2019	KRW	2,133,838		1,907	0	(6)
	01/2019	NOK	45,917		5,243	0	(68)
	01/2019		$1,491	ARS	57,890	29	0
	01/2019		3,993	AUD	5,668	0	(1)
	01/2019		608	BRL	2,356	0	0
	01/2019		1,927	EUR	1,696	16	0
	01/2019		568	GBP	450	6	0
	01/2019		159	MXN	3,201	3	0
	01/2019		1,479	NZD	2,203	0	0
	01/2019		8,328	SEK	75,178	155	0
	03/2019		1,143	KRW	1,279,874	9	0
	04/2019	EUR	704	SEK	7,221	8	0
	07/2019	CNH	4,160		$611	6	0
MSB	04/2019		$7,118	CNH	48,963	9	0
	07/2019	CNH	12,205		$1,786	9	0
MYI	01/2019	AUD	1,742		1,253	26	0
	01/2019	JPY	603,422		5,352	0	(153)
	01/2019	SEK	45,665		5,042	0	(111)
	01/2019		$133	MXN	2,618	0	0
	02/2019	JPY	901,200		$8,132	0	(116)
	02/2019		$5,090	AUD	7,104	0	(82)
	06/2021		65	EUR	51	0	(2)
NGF	04/2019	CNH	4,626		$668	0	(6)
RYL	02/2019		$1,391	CAD	1,831	0	(49)
	04/2019	SEK	5,008	EUR	482	0	(13)
SCX	01/2019	GBP	7,287		$9,232	0	(60)
	01/2019		$1,260	JPY	141,898	35	0
	01/2019		1,142	RUB	76,114	0	(53)
	02/2019		2,534	AUD	3,470	0	(88)
	04/2019	CNH	25,242		$3,633	0	(41)
	04/2019	NGN	1,297,397		3,416	0	(41)
	04/2019		$5,319	CNH	36,679	20	0
SOG	02/2019		8,334	CAD	11,010	0	(261)
SSB	01/2019	BRL	4,416		$1,145	6	0
	01/2019		$907	EUR	800	10	0
	01/2019		9,754	GBP	7,700	64	0
	02/2019		1,741	EUR	1,536	26	0
	03/2019	TWD	100,951		$3,301	0	(23)
TOR	02/2019	AUD	788		572	16	0
	02/2019	CAD	3,974		2,977	62	0
UAG	01/2019	EUR	75,118		85,678	0	(445)
	01/2019	JPY	3,579,400		31,598	0	(1,070)
	01/2019	NOK	441		52	1	0
	01/2019		$126	GBP	100	1	0
	01/2019		14,497	MXN	276,118	4	(496)
	02/2019		12,891	RUB	859,958	0	(611)
	04/2019		348	CNH	2,407	3	0

Total Forward Foreign Currency Contracts						$5,334	$(10,694)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD		$1.210	01/18/2019	EUR	5,700	$1	$0
BRC	Call - OTC EUR versus USD		1.308	09/22/2021		700	43	27
	Put - OTC EUR versus USD		1.308	09/22/2021		700	51	72
GLM	Call - OTC USD versus CNH	CNH	7.110	02/11/2019		$4,900	26	4
HUS	Call - OTC EUR versus USD		$1.273	02/07/2019	EUR	25,000	3	0
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		751	46	28
	Put - OTC EUR versus USD		1.291	06/24/2021		751	54	70

Total Purchased Options							$224	$201

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019		$1,500	$(2)	$(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,700	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,800	(4)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		2,200	(4)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		6,100	(7)	(10)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,600	(2)	(3)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		2,100	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		1,100	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		800	(1)	(2)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		1,800	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		9,700	(8)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		3,400	(6)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		700	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		1,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,900	(4)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,900	(2)	(3)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,700	(1)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		2,200	(4)	(4)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	2,400	(5)	(4)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$1,600	(3)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		900	(2)	(2)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,800	(3)	(3)

							$(71)	$(86)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	2,858	$(91)	$(172)
	Call - OTC GBP versus USD		1.440	06/14/2019		2,870	(41)	(13)
GLM	Put - OTC USD versus CNH	CNH	6.840	02/11/2019		$4,900	(27)	(27)

							$(159)	$(212)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Total Written Options						$(236)	$(298)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.154%	$400	$(14)	$3	$0	$(11)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	3,100	(111)	22	0	(89)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	2,700	(67)	(9)	0	(76)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	1,500	(29)	4	0	(25)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	2,800	(97)	17	0	(80)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	3,200	(80)	(10)	0	(90)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	800	(28)	5	0	(23)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	2,700	(52)	7	0	(45)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	2,600	(91)	17	0	(74)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	1,500	(37)	(5)	0	(42)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	2,000	(48)	(8)	0	(56)

							$(654)	$43	$0	$(611)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.113%		$100	$(5)	$1	$0	$(4)
GST	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		200	(10)	(1)	0	(11)
JPM	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925	EUR	500	(47)	(5)	0	(52)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$500	(26)	4	0	(22)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		500	(27)	0	0	(27)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		100	(5)	0	0	(5)

								$(120)	$(1)	$0	$(121)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	5,500	$6,236	$99	$(47)	$52	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,400	1,708	(1)	50	49	0
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	31,600	35,830	529	(231)	298	0
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		27,100	30,727	595	(341)	254	0
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		41,000	46,488	733	(343)	390	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	8	55	0
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	42,300	47,962	670	(266)	404	0

								$2,672	$(1,170)	$1,502	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	28,600	$0	$17	$17	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,000	0	(5)	0	(5)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		115,900	0	65	65	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		25,000	0	(50)	0	(50)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		62,400	0	21	21	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		13,200	0	22	22	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		56,600	0	29	29	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,800	5	29	34	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		11,900	0	(19)	0	(19)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	(10)	0	(10)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		19,800	0	11	11	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,200	0	(3)	0	(3)
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027	KRW	7,233,600	0	(109)	0	(109)
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		20,070,100	258	(591)	0	(333)

								$263	$(593)	$199	$(529)

Total Swap Agreements								$2,161	$(1,721)	$1,701	$(1,261)

(m)

Securities with an aggregate market value of $5,252 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$927	$0	$927
Australia
Asset-Backed Securities	0	798	0	798
Corporate Bonds & Notes	0	2,668	0	2,668
Non-Agency Mortgage-Backed Securities	0	1,166	0	1,166
Bermuda
Corporate Bonds & Notes	0	1,638	0	1,638
Brazil
Corporate Bonds & Notes	0	4,984	0	4,984
Canada
Corporate Bonds & Notes	0	9,216	0	9,216
Non-Agency Mortgage-Backed Securities	0	1,924	0	1,924
Sovereign Issues	0	17,674	0	17,674
Cayman Islands
Asset-Backed Securities	0	19,883	0	19,883
Corporate Bonds & Notes	0	8,114	0	8,114
China
Corporate Bonds & Notes	0	699	0	699
Denmark
Corporate Bonds & Notes	0	24,016	0	24,016
France
Corporate Bonds & Notes	0	10,812	0	10,812
Sovereign Issues	0	11,772	0	11,772
Germany
Asset-Backed Securities	0	1,719	0	1,719
Corporate Bonds & Notes	0	7,927	0	7,927
Guernsey, Channel Islands
Corporate Bonds & Notes	0	982	0	982
Hong Kong
Corporate Bonds & Notes	0	1,802	0	1,802
India
Corporate Bonds & Notes	0	498	0	498
Indonesia
Corporate Bonds & Notes	0	406	0	406
Ireland
Asset-Backed Securities	0	4,479	0	4,479
Corporate Bonds & Notes	0	7,179	0	7,179
Sovereign Issues	0	1,198	0	1,198
Israel
Sovereign Issues	0	1,375	0	1,375
Italy
Corporate Bonds & Notes	0	5,128	0	5,128
Sovereign Issues	0	4,125	0	4,125
Japan
Corporate Bonds & Notes	0	9,970	0	9,970
Sovereign Issues	0	39,485	0	39,485
Jersey, Channel Islands
Corporate Bonds & Notes	0	344	0	344
Kuwait
Sovereign Issues	0	5,181	0	5,181
Lithuania
Sovereign Issues	0	1,907	0	1,907
Luxembourg
Corporate Bonds & Notes	0	1,739	0	1,739
Multinational
Corporate Bonds & Notes	0	940	0	940
Netherlands
Asset-Backed Securities	0	2,725	0	2,725
Corporate Bonds & Notes	0	19,620	0	19,620
Norway
Corporate Bonds & Notes	0	1,872	0	1,872
Sovereign Issues	0	798	0	798
Peru
Sovereign Issues	0	19,509	0	19,509
Portugal
Corporate Bonds & Notes	0	66	0	66
Qatar
Corporate Bonds & Notes	0	611	0	611
Sovereign Issues	0	9,526	0	9,526
Saudi Arabia
Sovereign Issues	0	16,526	0	16,526
Singapore
Corporate Bonds & Notes	0	2,567	0	2,567
Slovenia
Sovereign Issues	0	11,794	0	11,794
South Korea
Corporate Bonds & Notes	0	685	0	685
Sovereign Issues	0	303	0	303
Spain
Corporate Bonds & Notes	0	683	0	683
Sovereign Issues	0	16,735	0	16,735
Sweden
Corporate Bonds & Notes	0	38,652	0	38,652
Switzerland
Corporate Bonds & Notes	0	9,794	0	9,794
Sovereign Issues	0	453	0	453
United Arab Emirates
Corporate Bonds & Notes	0	886	0	886
Sovereign Issues	0	3,090	0	3,090
United Kingdom
Corporate Bonds & Notes	0	59,021	0	59,021
Non-Agency Mortgage-Backed Securities	0	17,960	0	17,960
Preferred Securities	0	490	0	490
Sovereign Issues	0	6,356	0	6,356
United States
Asset-Backed Securities	0	58,246	0	58,246
Corporate Bonds & Notes	0	126,886	0	126,886
Loan Participations and Assignments	0	2,605	0	2,605
Municipal Bonds & Notes	0	1,682	0	1,682
Non-Agency Mortgage-Backed Securities	0	41,080	0	41,080
U.S. Government Agencies	0	226,772	0	226,772
U.S. Treasury Obligations	0	64,760	0	64,760
Short-Term Instruments
Argentina Treasury Bills	0	535	0	535
France Treasury Bills	0	39,201	0	39,201
Japan Treasury Bills	0	47,546	0	47,546
Nigeria Treasury Bills	0	3,634	0	3,634
U.S. Treasury Bills	0	192	0	192
	$0	$1,066,536	$0	$1,066,536

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106,905	$0	$0	$106,905

Total Investments	$106,905	$1,066,536	$0	$1,173,441

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(6,531)	$0	$(6,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,192	792	0	1,984
Over the counter	0	7,236	0	7,236
	$1,192	$8,028	$0	$9,220

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(869)	(1,259)	0	(2,128)
Over the counter	0	(12,253)	0	(12,253)

	$(869)	$(13,512)	$0	$(14,381)

Total Financial Derivative Instruments	$323	$(5,484)	$0	$(5,161)

Totals	$107,228	$1,054,521	$0	$1,161,749

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Opportunities Fund (Unhedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	5,090	$130
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		268	7
59.257% (ARLLMONP) due 06/21/2020 ~(a)		7,830	224

Total Argentina (Cost $710)			361

AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.3%
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		$700	693

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Liberty Funding Pty. Ltd.
3.432% due 01/25/2049 •	AUD	364	257
Puma
2.743% due 10/18/2045 •		558	393
2.800% due 05/13/2045 •		525	370
Swan Trust
3.332% due 04/25/2041 •		506	357

			1,377

Total Australia (Cost $2,478)			2,070

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.999% due 01/27/2028		$700	661
7.250% due 03/17/2044		600	593
7.375% due 01/17/2027		800	824

Total Brazil (Cost $2,119)			2,078

CANADA 4.3%
CORPORATE BONDS & NOTES 0.8%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	192
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		300	302
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		300	299
3.700% due 07/15/2027		500	475
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	400	456
HSBC Bank Canada
3.300% due 11/28/2021		$400	404

			2,128

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canadian Mortgage Pools
2.259% due 06/01/2020	CAD	379	278
2.459% due 07/01/2020		1,078	792
2.459% due 08/01/2020		359	263
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		288	210

			1,543

SOVEREIGN ISSUES 2.9%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)(j)		464	398
Province of Alberta
2.350% due 06/01/2025 (j)		1,500	1,077

Province of British Columbia
2.300% due 06/18/2026 (j)		1,000	717
Province of Ontario
2.600% due 06/02/2025 (j)		6,300	4,606
Province of Quebec
3.000% due 09/01/2023 (j)		1,500	1,126

			7,924

Total Canada (Cost $12,564)			11,595

CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 3.0%
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		$200	199
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		800	799
3.642% due 06/20/2027 •		800	795
Flagship CLO Ltd.
3.286% due 01/16/2026 •		800	797
Flagship Ltd.
3.589% due 01/20/2026 •		950	949
LCM LP
3.379% due 10/20/2027 •		700	697
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •		700	697
Sound Point CLO Ltd.
3.359% due 01/20/2028 •		800	794
Tralee CLO Ltd.
3.869% due 10/20/2028 •		700	688
Venture CLO Ltd.
3.316% due 04/15/2027 •		200	198
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		700	700
Zais CLO Ltd.
3.586% due 04/15/2028 •		700	699

			8,012

CORPORATE BONDS & NOTES 0.5%
Ambac LSNI LLC
7.803% due 02/12/2023 •		1	1
Goodman HK Finance
4.375% due 06/19/2024		300	301
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	488
Sands China Ltd.
4.600% due 08/08/2023		300	299
5.125% due 08/08/2025		200	198
5.400% due 08/08/2028		200	194

			1,481

Total Cayman Islands (Cost $9,551)			9,493

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	560	82
China Government International Bond
3.380% due 05/23/2023		600	89
4.080% due 08/22/2023		600	91

Total China (Cost $278)			262

DENMARK 3.7%
CORPORATE BONDS & NOTES 3.7%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	2,100	324
2.000% due 10/01/2047		6,255	970
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		1,300	201
2.000% due 10/01/2047		2,763	427
2.000% due 10/01/2050		5,116	784
2.500% due 10/01/2037		1,168	191
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.500% due 10/01/2037		2,700	417
2.000% due 10/01/2047		10,234	1,584
2.500% due 10/01/2036		130	21
2.500% due 10/01/2047		31	5

Realkredit Danmark A/S
2.000% due 10/01/2047		29,811	4,618
2.500% due 07/01/2036		2,560	418
2.500% due 07/01/2047		79	13

Total Denmark (Cost $9,508)			9,973

FRANCE 4.7%
SOVEREIGN ISSUES 4.7%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	6,300	7,841
3.250% due 05/25/2045 (j)		3,000	4,727

Total France (Cost $11,002)			12,568

GERMANY 1.9%
ASSET-BACKED SECURITIES 0.2%
Driver Multi-Compartment S.A.
0.031% due 02/21/2026 •	EUR	500	573

CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,250
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	793
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	79
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	302
5.375% due 04/23/2024	NZD	1,500	1,138

			4,562

Total Germany (Cost $5,335)			5,135

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,179

Total Guernsey, Channel Islands (Cost $1,198)			1,179

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$200	201
CNPC General Capital Ltd.
2.750% due 05/14/2019		400	400

Total Hong Kong (Cost $599)			601

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
3.500% due 03/18/2020		$200	199

Total India (Cost $199)			199

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$200	203

Total Indonesia (Cost $199)			203

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.6%
Dorchester Park CLO DAC
3.369% due 04/20/2028 •		$800	794
Toro European CLO DAC
0.900% due 10/15/2030 •	EUR	700	798

			1,592

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$200	200
4.625% due 10/30/2020		700	705
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		200	197

			1,102

Total Ireland (Cost $2,734)			2,694

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$300	295
4.125% due 01/17/2048		200	196

Total Israel (Cost $496)			491

ITALY 2.1%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)	EUR	600	722
UniCredit SpA
7.830% due 12/04/2023		$600	628

			1,350

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (j)	EUR	1,300	1,439
2.500% due 11/15/2025 (j)		1,000	1,161
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,200	1,751

			4,351

Total Italy (Cost $5,947)			5,701

JAPAN 7.3%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd.
3.122% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,198
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		288	285
ORIX Corp.
3.250% due 12/04/2024		100	97
Sumitomo Mitsui Financial Group, Inc.
4.447% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,019
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	200	231

			2,830

SOVEREIGN ISSUES 6.2%
Japan Bank for International Cooperation
2.375% due 07/21/2022		$200	197
2.375% due 11/16/2022		200	196
3.250% due 07/20/2023		400	406
3.375% due 10/31/2023		400	408
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,600	1,571
Japan Government International Bond
1.400% due 09/20/2034	JPY	590,000	6,285
1.700% due 09/20/2032		700,000	7,680

			16,743

Total Japan (Cost $17,789)			19,573

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	197
3.500% due 03/20/2027		2,000	1,994

Total Kuwait (Cost $2,183)			2,191

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$500	530

Total Lithuania (Cost $528)			530

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Emerald Bay S.A.
0.000% due 10/08/2020 (d)	EUR	1,072	1,158
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		$400	398
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	300	345

Total Luxembourg (Cost $1,915)			1,901

MULTINATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Preferred Term Securities Ltd.
3.288% (US0003M + 0.500%) due 03/23/2035 ~		$1,406	1,328

Total Multinational (Cost $1,045)			1,328

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.3%
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	600	681

CORPORATE BONDS & NOTES 1.7%
Cooperatieve Rabobank UA
3.682% (US0003M + 0.860%) due 09/26/2023 ~		$600	593
3.875% due 09/26/2023		800	803
6.625% due 06/29/2021 •(g)	EUR	200	249
6.875% due 03/19/2020		500	620
ING Bank NV
2.625% due 12/05/2022		$2,000	1,971
Mylan NV
2.500% due 06/07/2019		110	109
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	100	124
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		200	231

			4,700

Total Netherlands (Cost $5,443)			5,381

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,000	985

Total Norway (Cost $998)			985

PERU 2.2%
SOVEREIGN ISSUES 2.2%
Peru Government International Bond
5.940% due 02/12/2029	PEN	10,400	3,148
6.350% due 08/12/2028		8,800	2,746

Total Peru (Cost $5,789)			5,894

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	600	199

Total Portugal (Cost $675)			199

QATAR 1.0%
SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
3.875% due 04/23/2023		$1,200	1,216
4.500% due 01/20/2022		200	206
4.500% due 04/23/2028		1,200	1,255

Total Qatar (Cost $2,597)			2,677

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
3.250% due 10/26/2026		$500	469
4.000% due 04/17/2025		1,300	1,291
4.500% due 04/17/2030		1,400	1,395

Total Saudi Arabia (Cost $3,176)			3,155

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
3.500% due 09/18/2027		$300	282
DBS Bank Ltd.
3.300% due 11/27/2021		200	202
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		400	400

Total Singapore (Cost $900)			884

SLOVENIA 1.8%
SOVEREIGN ISSUES 1.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,204
5.250% due 02/18/2024		1,584	1,707

Total Slovenia (Cost $4,810)			4,911

SPAIN 1.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	200	228

SOVEREIGN ISSUES 1.8%
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	119
4.900% due 09/15/2021		450	555
4.950% due 02/11/2020		1,100	1,313
Spain Government International Bond
1.400% due 07/30/2028 (j)		2,600	2,975

			4,962

Total Spain (Cost $5,046)			5,190

SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,224

Total Supranational (Cost $4,320)			3,224

SWEDEN 5.4%
CORPORATE BONDS & NOTES 5.4%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,116
2.250% due 09/21/2022		11,400	1,368
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,559
Stadshypotek AB
4.500% due 09/21/2022		19,000	2,465

Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,671
2.000% due 06/17/2026		6,000	712
Swedbank Hypotek AB
1.000% due 06/15/2022		13,100	1,510

Total Sweden (Cost $14,274)			14,401

SWITZERLAND 1.9%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse AG
6.500% due 08/08/2023		$1,000	1,046
UBS AG
2.200% due 06/08/2020		800	788
3.218% (US0003M + 0.480%) due 12/01/2020 ~		800	796
3.347% due 06/08/2020 •		1,200	1,200
5.125% due 05/15/2024		200	200
7.625% due 08/17/2022 (h)		600	640

			4,670

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	453

Total Switzerland (Cost $5,172)			5,123

UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022		$400	389

SOVEREIGN ISSUES 1.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,100	1,070
3.125% due 10/11/2027		1,900	1,819

			2,889

Total United Arab Emirates (Cost $3,331)			3,278

UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 7.7%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$2,000	2,076
Barclays PLC
4.728% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,412
6.500% due 09/15/2019 •(g)	EUR	1,600	1,791
7.000% due 09/15/2019 •(g)	GBP	500	625
BAT International Finance PLC
1.625% due 09/09/2019		$800	789
2.750% due 06/15/2020		400	393
British Telecommunications PLC
9.625% due 12/15/2030		400	542
Frontier Finance PLC
8.000% due 03/23/2022	GBP	1,000	1,242
HSBC Holdings PLC
6.500% due 03/23/2028 •(g)(h)		$200	182
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	772
6.500% due 03/24/2020	EUR	300	367
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)	GBP	500	639
7.625% due 06/27/2023 •(g)		1,200	1,577
7.875% due 06/27/2029 •(g)		200	274
Nationwide Building Society
3.766% due 03/08/2024 •		$300	289
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~		500	492
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		600	574
4.519% due 06/25/2024 •		300	295
5.076% due 01/27/2030 •		700	677
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,608
6.750% due 06/24/2024 •(g)	GBP	500	627
7.375% due 06/24/2022 •(g)		300	385
Tesco PLC
6.125% due 02/24/2022		117	165

Tesco Property Finance PLC
5.411% due 07/13/2044	290	400
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	400	484
Virgin Money PLC
2.250% due 04/21/2020	800	1,018

		20,695

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Eurosail PLC
1.850% due 06/13/2045 •	1,056	1,323
Ripon Mortgages PLC
1.689% due 08/20/2056 •	1,415	1,796
Stanlington PLC
1.903% due 06/12/2046 •	970	1,227
Towd Point Mortgage Funding PLC
2.089% due 02/20/2054 •	1,334	1,702
Uropa Securities PLC
1.107% due 06/10/2059 •	269	326
1.257% due 06/10/2059 •	62	75
1.457% due 06/10/2059 •	49	59
1.657% due 06/10/2059 •	52	62

		6,570

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society
10.250% ~	1,110	198

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
1.500% due 07/22/2047	$100	118
4.250% due 12/07/2040 (j)	1,800	3,325

		3,443

Total United Kingdom (Cost $31,828)		30,906

UNITED STATES 60.0%
ASSET-BACKED SECURITIES 4.0%
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	$14	14
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.446% due 06/25/2029 •	54	52
Bear Stearns Asset-Backed Securities Trust
2.960% due 11/25/2035 ^•	168	168
3.166% due 10/25/2032 •	5	5
3.306% due 10/27/2032 •	20	20
Citigroup Global Markets Mortgage Securities, Inc.
3.856% due 01/25/2032 •	31	31
Countrywide Asset-Backed Certificates
2.846% due 12/25/2036 ^•	33	18
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~	47	48
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	13	13
First Franklin Mortgage Loan Trust
2.621% due 07/25/2036 •	716	671
GSAMP Trust
3.151% due 11/25/2035 ^•	3,173	2,333
Home Equity Mortgage Loan Asset-Backed Trust
2.626% due 04/25/2037 •	2,694	2,002
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^Ø	403	204
Morgan Stanley ABS Capital, Inc. Trust
2.616% due 03/25/2037 •	1,792	933
2.631% due 07/25/2036 •	105	92
Morgan Stanley Home Equity Loan Trust
2.856% due 04/25/2037 •	294	196
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^Ø	761	449
Residential Asset Mortgage Products Trust
3.066% due 06/25/2032 •	12	11

SG Mortgage Securities Trust
2.656% due 10/25/2036 •		2,900	2,542
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	361	413
Soundview Home Loan Trust
2.756% due 11/25/2036 •		$700	644

			10,859

CORPORATE BONDS & NOTES 13.6%
Allergan Sales LLC
5.000% due 12/15/2021		200	206
Ally Financial, Inc.
3.500% due 01/27/2019		300	300
3.750% due 11/18/2019		300	300
American Honda Finance Corp.
2.932% (US0003M + 0.350%) due 11/05/2021 ~		200	197
American Tower Corp.
1.950% due 05/22/2026	EUR	100	115
Anadarko Petroleum Corp.
6.950% due 06/15/2019		$800	811
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023 (j)		500	487
AT&T, Inc.
1.800% due 09/05/2026	EUR	800	912
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$1,400	1,396
3.488% (US0003M + 0.750%) due 06/01/2021 ~		500	497
3.956% (US0003M + 1.180%) due 06/12/2024 ~		500	485
Bank of America Corp.
5.875% due 03/15/2028 •(g)		500	456
Bank of New York Mellon Corp.
2.200% due 08/16/2023		800	760
BAT Capital Corp.
3.204% due 08/14/2020 •		200	198
3.222% due 08/15/2024		400	369
4.390% due 08/15/2037		400	329
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		200	197
3.500% due 06/25/2021		300	298
3.798% (US0003M + 1.010%) due 12/15/2023 ~		400	383
4.250% due 12/15/2025		200	195
BP Capital Markets America, Inc.
3.790% due 02/06/2024		400	405
Campbell Soup Co.
3.300% due 03/15/2021		200	199
3.650% due 03/15/2023		200	195
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		600	606
4.908% due 07/23/2025		1,400	1,393
Comcast Corp.
3.127% (US0003M + 0.330%) due 10/01/2020 ~		700	697
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~		200	199
Continental Resources, Inc.
4.375% due 01/15/2028		200	189
CVS Health Corp.
3.350% due 03/09/2021		100	100
3.700% due 03/09/2023		100	99
4.100% due 03/25/2025		200	199
4.300% due 03/25/2028		200	196
5.050% due 03/25/2048		100	98
Dell International LLC
4.420% due 06/15/2021		200	200
DISH DBS Corp.
5.125% due 05/01/2020		600	594
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		400	398
EMC Corp.
2.650% due 06/01/2020		100	96
Emera U.S. Finance LP
2.700% due 06/15/2021		300	292
EPR Properties
4.500% due 06/01/2027		500	483
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	344
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	230
1.700% due 06/30/2022	GBP	200	251
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •	EUR	1,000	1,070
0.114% due 05/14/2021 •		300	329
2.597% due 11/04/2019		$200	198

Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023		300	297
GATX Corp.
2.500% due 07/30/2019		100	99
3.302% (US0003M + 0.720%) due 11/05/2021 ~		200	198
General Electric Co.
1.875% due 05/28/2027	EUR	900	953
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		$100	98
General Motors Financial Co., Inc.
0.240% due 03/26/2022 •	EUR	100	110
3.258% (US0003M + 0.850%) due 04/09/2021 ~		$100	98
GLP Capital LP
5.300% due 01/15/2029		500	491
Harris Corp.
3.166% due 02/27/2019 ~		700	700
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •(j)		400	398
Kilroy Realty LP
3.450% due 12/15/2024		100	97
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	615
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~		600	595
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		200	199
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~		800	791
Navient Corp.
8.000% due 03/25/2020		300	306
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		900	899
3.107% (US0003M + 0.400%) due 08/21/2020 ~		500	500
Reynolds American, Inc.
3.250% due 06/12/2020		400	398
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		300	294
Southern Co.
2.950% due 07/01/2023		1,000	967
3.104% (US0003M + 0.490%) due 02/14/2020 ~		400	399
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	95
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		100	99
Spirit AeroSystems, Inc.
3.588% (US0003M + 0.800%) due 06/15/2021 ~		100	99
3.950% due 06/15/2023		100	100
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,208
8.250% due 12/15/2020		1,000	1,038
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		200	197
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		500	496
Verizon Communications, Inc.
4.329% due 09/21/2028		893	899
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		400	396
3.388% (US0003M + 0.770%) due 11/13/2020 ~		300	298
3.558% (US0003M + 0.940%) due 11/12/2021 ~		300	297
3.875% due 11/13/2020		200	201
4.000% due 11/12/2021		200	201
Wells Fargo & Co.
3.757% (US0003M + 1.230%) due 10/31/2023 ~(j)		1,900	1,895
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	783
3.550% due 04/01/2025		600	571

			36,426

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		396	371
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		1,268	1,219

			1,590

MUNICIPAL BONDS & NOTES 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028		500	624
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		400	531
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		200	244

			1,399

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
Adjustable Rate Mortgage Trust
4.156% due 09/25/2035 ^~	40	37
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	779	717
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	34	34
Banc of America Funding Trust
4.447% due 01/20/2047 ^~	59	57
4.631% due 02/20/2036 ~	321	317
Banc of America Mortgage Trust
4.076% due 05/25/2035 ^~	359	358
BCAP LLC Trust
2.793% due 01/26/2047 •	162	149
4.120% due 02/26/2036 ~	18	17
5.250% due 04/26/2037	273	227
5.250% due 08/26/2037 ~	131	134
Bear Stearns Adjustable Rate Mortgage Trust
3.123% due 05/25/2034 ~	29	26
3.961% due 05/25/2047 ^~	192	178
4.248% due 08/25/2033 ~	4	4
4.271% due 05/25/2034 ~	59	57
4.368% due 02/25/2034 ~	5	5
4.398% due 08/25/2033 ~	33	34
4.486% due 10/25/2033 ~	26	26
4.715% due 11/25/2034 ~	38	38
Bear Stearns ALT-A Trust
3.952% due 11/25/2036 ^~	161	143
4.209% due 09/25/2035 ~	385	320
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	659	596
Chase Mortgage Finance Trust
3.614% due 07/25/2037 ~	41	37
4.369% due 02/25/2037 ~	85	86
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	25	24
Citigroup Global Markets Mortgage Securities, Inc.
3.006% due 05/25/2032 •	6	6
Citigroup Mortgage Loan Trust
4.238% due 09/25/2037 ^~	707	680
4.380% due 08/25/2035 ~	58	58
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.132% due 09/25/2035 ^~	847	777
Countrywide Alternative Loan Trust
2.696% due 09/25/2046 ^•	686	632
2.716% due 07/25/2046 ^•	37	33
2.836% due 09/25/2035 •	703	587
2.856% due 05/25/2037 ^•	206	119
2.923% due 11/25/2035 •	153	140
3.463% due 11/25/2035 •	118	111
3.888% due 02/25/2037 ^~	298	289
5.250% due 06/25/2035 ^	70	64
6.000% due 01/25/2037 ^	457	379
6.250% due 12/25/2036	1,230	852
6.250% due 08/25/2037 ^	105	87
Countrywide Home Loan Mortgage Pass-Through Trust
3.146% due 03/25/2035 •	819	749
3.166% due 02/25/2035 •	147	148
3.266% due 09/25/2034 •	8	7
3.910% due 08/25/2034 ^~	16	15
4.078% due 11/25/2035 ^~	13	12
4.290% due 11/25/2034 ~	75	75
4.305% due 04/20/2035 ~	11	11
4.587% due 11/19/2033 ~	3	3
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	10	11
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	9	9
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	4,700	27
0.709% due 11/10/2046 ~(a)	3,304	30
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	53	44
GMAC Mortgage Corp. Loan Trust
4.190% due 06/25/2034 ~	10	10
GreenPoint Mortgage Funding Trust
2.686% due 01/25/2037 •	186	174
2.706% due 10/25/2046 ^•	1,054	900
2.716% due 04/25/2036 •	235	218

GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	6	6
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)	4,220	262
GSR Mortgage Loan Trust
3.830% due 03/25/2033 •	24	24
4.300% due 09/25/2035 ~	38	39
HarborView Mortgage Loan Trust
2.650% due 07/19/2046 ^•	883	679
2.660% due 09/19/2037 •	342	323
3.007% due 12/19/2036 ^•	387	374
4.065% due 07/19/2035 ^~	26	25
IndyMac Mortgage Loan Trust
2.696% due 09/25/2046 •	785	702
2.706% due 11/25/2046 •	1,011	925
4.261% due 12/25/2034 ~	23	23
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.008% due 12/15/2047 ~(a)	12,628	415
JPMorgan Mortgage Trust
4.115% due 11/25/2033 ~	31	32
4.385% due 11/25/2035 ^~	33	32
Luminent Mortgage Trust
2.676% due 12/25/2036 •	1,326	1,252
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	157	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	112	108
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	34	33
4.302% due 02/25/2033 ~	49	48
Morgan Stanley Bank of America Merrill Lynch Trust
1.069% due 05/15/2046 ~(a)	10,546	401
OBX Trust
3.156% due 06/25/2057 •	157	156
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2047 •	411	249
Residential Asset Securitization Trust
2.956% due 12/25/2036 ^•	185	56
6.500% due 08/25/2036 ^	455	239
Residential Funding Mortgage Securities, Inc. Trust
4.451% due 09/25/2035 ^~	62	52
6.500% due 03/25/2032	6	6
Sequoia Mortgage Trust
2.820% due 07/20/2033 •	157	151
3.170% due 10/19/2026 •	43	44
4.696% due 04/20/2035 ~	508	530
Structured Adjustable Rate Mortgage Loan Trust
4.232% due 02/25/2034 ~	42	41
4.369% due 04/25/2034 ~	74	75
4.385% due 09/25/2034 ~	60	61
Structured Asset Mortgage Investments Trust
2.696% due 07/25/2046 ^•	188	156
2.716% due 05/25/2036 •	349	319
2.720% due 07/19/2035 •	546	533
3.050% due 07/19/2034 •	41	41
Structured Asset Securities Corp.
2.786% due 01/25/2036 •	146	135
Structured Asset Securities Corp. Mortgage Loan Trust
2.796% due 10/25/2036 •	318	284
Thornburg Mortgage Securities Trust
4.273% due 06/25/2037 •	607	577
4.323% due 06/25/2047 ^•	396	365
UBS-Barclays Commercial Mortgage Trust
1.640% due 12/10/2045 ~(a)	11,766	583
UBS-Citigroup Commercial Mortgage Trust
2.183% due 01/10/2045 ~(a)	3,110	148
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 09/25/2046 •	1,221	1,221
2.579% due 10/25/2046 •	40	39
2.579% due 11/25/2046 •	375	368
2.816% due 01/25/2045 •	161	161
3.086% due 07/25/2045 •	265	263
3.500% due 03/25/2033 ~	173	175
3.672% due 03/25/2035 ~	135	136
3.734% due 04/25/2035 ~	611	619
3.770% due 03/25/2034 ~	111	113
3.828% due 08/25/2046 ^~	568	546
3.994% due 09/25/2036 ~	110	110
4.079% due 06/25/2033 ~	22	23
4.180% due 08/25/2034 ~	187	189
Washington Mutual Mortgage Pass-Through Certificates Trust
3.097% due 07/25/2046 ^•	218	158
Wells Fargo Mortgage-Backed Securities Trust
4.503% due 06/25/2035 ~	252	259
Wells Fargo-RBS Commercial Mortgage Trust
1.210% due 03/15/2045 ~(a)	10,181	409

		26,202

U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
2.906% due 06/25/2036 •		36	36
3.006% due 10/25/2040 - 11/25/2040 •		443	446
3.490% due 12/01/2020		849	859
3.996% due 03/01/2024 •		2	2
4.270% due 12/01/2034 •		68	71
4.303% due 05/01/2035 •		30	31
4.490% due 11/01/2034 •		520	550
4.500% due 08/01/2023 - 06/01/2044		453	473
4.741% due 11/01/2023 •		1	1
6.500% due 11/01/2036		66	68
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049		49,900	49,902
4.000% due 02/01/2049		11,800	12,023
Freddie Mac
0.843% due 09/25/2022 ~(a)		4,845	125
0.998% due 11/25/2022 ~(a)		5,738	182
1.258% due 08/25/2019 ~(a)		7,697	46
1.345% due 11/25/2019 ~(a)		6,875	68
1.567% due 01/15/2038 ~(a)		604	32
2.649% due 01/15/2038 •		604	600
3.055% due 12/15/2037 - 07/15/2040 •		483	487
3.357% due 10/25/2044 •		993	999
3.838% due 04/01/2037 •		14	14
4.041% due 05/01/2023 •		4	4
4.226% due 02/01/2029 •		29	30
6.000% due 12/15/2024		23	24
7.400% due 02/01/2021		1	1
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~		7	8
3.125% due 11/20/2026 - 12/20/2026 •		7	7
3.375% (H15T1Y + 1.500%) due 02/20/2024 ~		25	26
3.375% due 01/20/2030 •		13	14
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~		8	8
3.625% due 05/20/2028 - 05/20/2030 •		31	31
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		24	25

			67,193

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (l)		639	613
0.500% due 01/15/2028 (j)		4,818	4,602
0.625% due 04/15/2023 (n)		305	300
1.000% due 02/15/2048 (j)		2,461	2,338
1.375% due 02/15/2044 (n)		543	561
2.000% due 01/15/2026 (n)		573	612
2.500% due 01/15/2029 (l)		942	1,074
3.875% due 04/15/2029		461	588
U.S. Treasury Notes
2.625% due 06/15/2021 (n)		200	201
2.875% due 04/30/2025 (j)		6,400	6,514

			17,403

Total United States (Cost $157,757)			161,072

SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS (i) 0.6%
			1,638

ARGENTINA TREASURY BILLS 0.1%
(1.749)% due 02/28/2019 - 04/30/2019 (c)(d)	ARS	6,899	191

FRANCE TREASURY BILLS 4.1%
(0.755)% due 01/04/2019 - 02/13/2019 (c)(d)	EUR	9,500	10,896

NIGERIA TREASURY BILLS 0.5%
12.144% due 04/04/2019 (e)	NGN	525,000	1,397

U.S. TREASURY BILLS 0.0%
2.376% due 03/14/2019 (d)(e)(n)	$3	3

Total Short-Term Instruments (Cost $14,171)		14,125

Total Investments in Securities (Cost $348,664)		351,531

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio	141,794	1,407
PIMCO Short-Term Floating NAV Portfolio III	1,227,303	12,131

Total Short-Term Instruments (Cost $13,550)		13,538

Total Investments in Affiliates (Cost $13,550)		13,538

Total Investments 135.9% (Cost $362,214)		$365,069
Financial Derivative Instruments (k)(m) (0.7)% (Cost or Premiums, net $1,542)		(1,852)
Other Assets and Liabilities, net (35.2)%		(94,616)

Net Assets 100.0%		$268,601

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,638	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,674)	$1,638	$1,638

Total Repurchase Agreements						$(1,674)	$1,638	$1,638

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.500%	11/02/2018	02/01/2019		$(1,925)	$(1,934)
BOS	2.550	11/14/2018	01/14/2019		(1,643)	(1,648)
	3.000	12/21/2018	01/04/2019		(2,657)	(2,660)
BPS	(0.360)	11/28/2018	01/22/2019	EUR	(2,568)	(2,941)
	(0.300)	10/18/2018	01/22/2019		(10,828)	(12,399)
	(0.300)	11/28/2018	01/22/2019		(1,187)	(1,359)
BSN	2.370	10/09/2018	01/09/2019		$(5,447)	(5,477)
IND	0.830	10/04/2018	01/15/2019	GBP	(2,587)	(3,304)
	2.550	12/24/2018	01/14/2019		$(1,284)	(1,285)
	2.570	11/20/2018	01/22/2019		(2,917)	(2,926)

Total Reverse Repurchase Agreements						$(35,933)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	2.060%	11/15/2018	02/15/2019	CAD	(9,469)	$(7,173)
TDM	1.930	12/06/2018	01/07/2019		(3,729)	(2,782)
	1.950	11/15/2018	01/07/2019		(544)	(412)

Total Sale-Buyback Transactions						$(10,367)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
Sovereign Issues (0.9)%
Canada Government Bond	2.750%	12/01/2048	CAD	2,900	$(2,421)	$(2,397)

United States (0.3)%
U.S. Government Agencies
Fannie Mae, TBA	4.500	02/01/2049		$800	(826)	(828)

Total Short Sales (1.2)%					$(3,247)	$(3,225)

(j)	Securities with an aggregate market value of $47,547 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(35,357) at a weighted average interest rate of 0.877%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(19) of deferred price drop.
(4)	Payable for short sales includes $8 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	60	$60	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	33	33	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.375	02/22/2019	10	20	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.500	02/22/2019	1	2	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	103	103	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.000	02/22/2019	78	78	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	367	367	3	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	100.000	02/22/2019	34	34	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	119.000	02/22/2019	1	1	0	0

Total Purchased Options					$6	$1

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	03/2019	212	$60,904	$3	$0	$(3)
90-Day Eurodollar March Futures	03/2019	1,197	291,140	56	0	0
Australia Government 3-Year Note March Futures	03/2019	309	24,422	87	30	0
Australia Government 10-Year Bond March Futures	03/2019	77	7,196	69	34	0
Call Options Strike @ EUR 159.500 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	61	1	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	466	5	0	0	0
Call Options Strike @ EUR 176.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	43	0	0	0	0
Euro-Bobl March Futures	03/2019	203	30,822	71	0	(7)
Euro-Buxl 30-Year Bond March Futures	03/2019	9	1,863	42	0	(9)
Put Options Strike @ EUR 127.250 on Euro-Bobl March 2019 Futures	02/2019	206	1	0	0	0
Put Options Strike @ EUR 128.500 on Euro-Bobl March 2019 Futures	02/2019	80	0	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2019	11	2,335	16	2	0
U.S. Treasury 5-Year Note March Futures	03/2019	545	62,505	651	136	0
U.S. Treasury 10-Year Note March Futures	03/2019	41	5,003	66	16	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	35	5,623	285	21	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	394	62,112	56	3	(9)

				$1,402	$242	$(28)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	309	$(75,203)	$(163)	$0	$(8)
90-Day Eurodollar December Futures	12/2020	366	(89,240)	(723)	0	(32)
90-Day Eurodollar March Futures	03/2020	522	(127,166)	(323)	0	(26)
Call Options Strike @ EUR 133.000 on Euro-Bobl March 2019 Futures	02/2019	37	(10)	(1)	1	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	16	(12)	(4)	2	0
Euro-BTP Italy Government Bond March Futures	03/2019	125	(18,306)	(496)	0	(8)
Euro-Bund 10-Year Bond March Futures	03/2019	42	(7,870)	(79)	9	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	399	(68,939)	(316)	95	0
Put Options Strike @ EUR 131.250 on Euro-Bobl March 2019 Futures	02/2019	37	(3)	4	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	16	(3)	4	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	394	(62,018)	(125)	3	(19)
United Kingdom Long Gilt March Futures	03/2019	229	(35,951)	(257)	38	(116)

				$(2,479)	$148	$(209)

Total Futures Contracts				$(1,077)	$390	$(237)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.229%	EUR	300	$(10)	$5	$(5)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	1.689		$300	(47)	15	(32)	1	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.212	EUR	200	(6)	2	(4)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.283		$1,400	(38)	18	(20)	0	0

							$(101)	$40	$(61)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	100	$2	$(0)	$2	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.973		$300	7	(7)	0	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.843	EUR	500	15	(8)	7	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	2.005		600	(20)	(22)	(42)	0	(2)

							$4	$(37)	$(33)	$0	$(4)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022		$35,000	$(637)	$256	$(381)	$0	$(13)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	9,400	(291)	148	(143)	0	(18)
iTraxx Europe Senior 30 5-Year Index	(1.000)	Quarterly	12/20/2023		4,800	12	11	23	0	(17)

						$(916)	$415	$(501)	$0	$(48)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$1,400	$(27)	$(24)	$(51)	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		8,700	(409)	2	(407)	7	0
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	100	2	(1)	1	0	0

						$(434)	$(23)	$(457)	$8	$0

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	$12,700	$0	$(2)	$(2)	$0	$(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	5	5	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	5	5	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,500	1	17	18	2	0
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	0	0	0	0

					$1	$25	$26	$2	$(1)

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$700	$0	$(18)	$(18)	$0	$(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,200	1	(59)	(58)	0	(6)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		700	0	(19)	(19)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		700	0	(19)	(19)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		700	0	(20)	(20)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		1,400	0	(40)	(40)	0	(4)
Pay	1-Year BRL-CDI	6.930	Maturity	01/02/2020	BRL	700	(1)	2	1	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	19,700	(31)	61	30	4	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,900	14	3	17	0	(1)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		12,300	583	(166)	417	0	(10)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,100	(40)	74	34	0	(16)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	22	8	1	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		$425,600	29	1,001	1,030	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		29,700	581	(154)	427	1	0
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		425,600	1	(1,434)	(1,433)	0	(58)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		7,600	55	38	93	0	(12)
Pay (6)	3-Month USD-LIBOR	2.970	Semi-Annual	05/31/2023		100	0	2	2	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,300	252	(99)	153	0	(11)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,100	86	(35)	51	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		38,900	805	711	1,516	0	(76)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,800	(573)	293	(280)	65	0
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,800	(6)	84	78	7	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		900	20	2	22	1	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		1,300	(18)	(14)	(32)	0	(6)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,000	(55)	172	117	0	(28)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	237	(79)	158	0	(12)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		9,700	262	(539)	(277)	0	(58)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(115)	80	(35)	0	(11)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	5,200	15	(5)	10	1	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	5,600	3	16	19	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		26,000	72	310	382	21	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		38,200	212	216	428	33	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		11,400	(61)	252	191	17	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		14,400	64	93	157	22	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		14,000	316	(767)	(451)	0	(6)
Receive (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	32,300	(2)	52	50	0	(2)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		24,600	70	34	104	1	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		5,800	(39)	12	(27)	0	0
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		32,300	(19)	(83)	(102)	0	(13)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		24,600	(11)	(61)	(72)	0	(13)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		3,700	(7)	(35)	(42)	0	(6)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		6,200	(123)	165	42	30	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		1,300	(8)	(77)	(85)	0	(15)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	520,000	(76)	6	(70)	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		2,480,000	(73)	154	81	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		70,000	3	(13)	(10)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		190,000	13	(39)	(26)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		100,000	(8)	(11)	(19)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		1,980,000	(6)	(411)	(417)	0	(7)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,568,000	(113)	(257)	(370)	0	(7)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		730,496	95	(360)	(265)	0	(7)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		760,000	(197)	(358)	(555)	3	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	356,500	20	(586)	(566)	51	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		3,400	6	(16)	(10)	1	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		10,100	16	(47)	(31)	2	0

							$2,235	$(1,966)	$269	$278	$(397)

Total Swap Agreements							$789	$(1,546)	$(757)	$289	$(450)

(l)

Securities with an aggregate market value of $1,677 and cash of $7,071 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2019	AUD	411		$290	$0	$0
BOA	01/2019	ARS	4,923		121	0	(7)
	01/2019	CAD	230		169	0	0
	01/2019	CHF	150		152	0	0
	01/2019	DKK	56,648		9,004	311	0
	01/2019	EUR	14,530		16,587	0	(71)
	01/2019	GBP	1,468		1,875	4	0
	01/2019	MXN	5,907		292	0	(9)
	02/2019	CAD	237		174	1	0
	02/2019	SEK	128,403		14,213	0	(325)
	02/2019		$1,063	CAD	1,401	0	(36)
	02/2019		14,751	NOK	124,983	0	(268)
BPS	01/2019	BRL	888		$231	2	0
	01/2019	CHF	324		329	0	(1)
	01/2019		$580	AUD	824	1	0
	01/2019		229	BRL	888	0	0
	01/2019		671	CAD	915	0	(1)
	01/2019		369	CHF	363	1	0
	01/2019		494	EUR	432	1	0
	01/2019		2,112	GBP	1,677	26	0
	01/2019		862	KRW	971,530	9	0
	01/2019		264	MXN	5,181	0	0
	01/2019		462	NOK	4,038	5	0
	01/2019		784	NZD	1,153	0	(10)
	01/2019		2,811	PLN	10,592	20	0
	02/2019	CAD	87		$65	1	0
	02/2019	RON	6,028	EUR	1,289	0	0
	02/2019		$1,107	CAD	1,473	0	(27)
	03/2019	KRW	971,530		$864	0	(10)
	04/2019	CNH	5,071		731	0	(7)
	04/2019		$1,419	CNH	9,787	6	0
	07/2019		703		4,819	0	(2)
BRC	01/2019	DKK	560		$86	0	0
	01/2019	NZD	317		217	4	0
	01/2019		$1,213	NOK	10,342	0	(17)
	02/2019		3,896	EUR	3,409	24	0
	02/2019		405	SEK	3,615	4	0
CBK	01/2019	BRL	9,496		$2,432	0	(18)
	01/2019	EUR	23,665		27,010	0	(122)
	01/2019	GBP	318		406	0	0
	01/2019	NZD	390		270	8	0
	01/2019		$10,095	AUD	13,808	0	(368)
	01/2019		2,451	BRL	9,496	0	(1)
	01/2019		8,412	DKK	55,098	43	0
	01/2019		796	SEK	7,157	12	0
	02/2019	CNH	5,298		$762	0	(9)
	02/2019	EUR	10,868		12,556	144	(83)
	02/2019	RUB	10,588		157	6	0
	02/2019		$9,298	CAD	12,285	0	(289)
	02/2019		14,671	CHF	14,639	281	0
	02/2019		2,016	COP	6,369,093	0	(59)
	02/2019		1,424	EUR	1,243	6	(1)
	02/2019		2,841	JPY	321,500	101	0
	02/2019		487	NOK	4,220	2	0
	03/2019	KRW	5,883,137		$5,249	0	(48)
	04/2019	DKK	55,097		8,479	0	(44)
	05/2019	EUR	1,000		1,167	7	0
	06/2019	GBP	353		473	20	0
	06/2019		$14,947	EUR	12,817	0	(50)
	07/2019	CNH	5,073		$753	14	0
	07/2019		$703	CNH	4,819	0	(1)
DUB	01/2019	BRL	13,535		$3,497	4	0
	01/2019		$3,516	BRL	13,535	0	(23)
	01/2019		943	EUR	750	0	(83)
	02/2019	BRL	13,535		$3,509	23	0
	03/2019		1,611		421	7	0
	03/2019		$358	MXN	7,680	29	0
	04/2019	SEK	1,359	EUR	132	0	(2)
FBF	04/2019	EUR	263	SEK	2,698	3	0
GLM	01/2019	BRL	1,928		$503	5	0
	01/2019	CAD	1,070		800	16	0
	01/2019	CHF	1,191		1,204	0	(8)
	01/2019	EUR	2,172		2,475	0	(14)
	01/2019	NZD	582		400	10	0
	01/2019	SEK	3,325		368	0	(7)
	01/2019		$4,004	AUD	5,578	0	(75)
	01/2019		498	BRL	1,928	0	0
	01/2019		1,580	CAD	2,114	0	(32)
	01/2019		281	DKK	1,790	0	(6)
	01/2019		386	GBP	305	2	0
	01/2019		1,059	MXN	21,688	43	0
	01/2019		766	NOK	6,603	0	(2)
	02/2019	CAD	10,364		$7,846	246	0
	02/2019	CHF	75		76	0	(1)
	02/2019	CLP	684,667		984	0	(3)
	02/2019	EUR	6,148		7,062	1	(8)
	02/2019	NOK	2,590		303	3	0
	02/2019		$1,005	CLP	682,822	0	(20)
	02/2019		762	CNH	5,295	9	0
	02/2019		4,740	EUR	4,129	7	0
	03/2019		3,834	IDR	56,364,201	40	0
	04/2019	CNY	2,588		$371	0	(5)
HUS	01/2019	EUR	3,688		4,264	42	(9)
	01/2019	GBP	364		460	0	(4)
	01/2019	KRW	300,160		268	0	(1)
	01/2019	MXN	8,950		450	0	(5)
	01/2019		$18	ARS	719	0	0
	01/2019		3,239	AUD	4,484	0	(80)
	01/2019		373	GBP	296	4	0
	02/2019	CAD	8,905		$6,726	196	0
	02/2019	CHF	253		256	0	(2)
	02/2019	NOK	1,280		150	2	0
	02/2019		$1	ARS	41	0	0
	02/2019		477	AUD	600	0	(54)
	02/2019		2,787	CAD	3,735	0	(48)
	02/2019		4,830	EUR	4,233	39	(2)
	02/2019		485	JPY	53,600	5	0
	02/2019		387	NOK	3,340	0	0
	02/2019		407	RON	1,663	2	0
	02/2019		501	SEK	4,500	9	0
	03/2019	BRL	540		$160	21	0
	03/2019		$860	KRW	963,942	8	0
	03/2019		160	MXN	3,151	0	(1)
	05/2019		1,201	EUR	995	0	(47)
	07/2019	CNH	33,190		$4,864	33	0
	07/2019		$5,058	CNH	34,712	0	(5)
IND	01/2019	MXN	16,841		$827	0	(29)
	01/2019		$10,974	NZD	16,131	0	(146)
	04/2019	CNH	1,228		$177	0	(2)
JPM	01/2019	AUD	5,969		4,342	137	0
	01/2019	CAD	1,043		766	2	0
	01/2019	CHF	1,478		1,491	0	(12)
	01/2019	EUR	1,314		1,498	0	(8)
	01/2019	GBP	918		1,160	0	(10)
	01/2019	KRW	671,370		600	0	(2)
	01/2019	NOK	13,354		1,525	0	(20)
	01/2019		$579	ARS	22,467	11	0
	01/2019		1,146	AUD	1,627	0	0
	01/2019		774	EUR	681	6	0
	01/2019		8,588	MXN	164,281	3	(258)
	01/2019		386	NZD	575	0	0
	01/2019		2,332	SEK	21,052	43	0
	02/2019	BRL	481		$124	0	0
	02/2019	JPY	85,000		754	0	(24)
	02/2019	NOK	925		108	1	0
	02/2019	RON	3,729	EUR	798	0	0
	03/2019	IDR	2,407,000		$166	1	0
	03/2019	KRW	171,470		154	0	0
	03/2019		$462	KRW	517,324	4	0
	07/2019	CNH	1,902		$280	3	0
MSB	04/2019		$2,298	CNH	15,805	3	0
	07/2019	CNH	4,186		$612	3	0
MYI	01/2019	AUD	556		400	8	0
	01/2019	JPY	177,777		1,577	0	(45)
	01/2019	NZD	2,837		1,940	36	0
	01/2019	SEK	14,431		1,593	0	(35)
	02/2019	JPY	259,200		2,339	0	(33)
	02/2019		$1,101	EUR	965	8	0
	06/2021		23		18	0	(1)
NGF	04/2019	CNH	1,509		$218	0	(2)
RBC	02/2019		$112	CAD	150	0	(2)
RYL	01/2019	NZD	269		$185	4	0
	01/2019	RUB	14,416		216	10	0
	01/2019		$2,289	EUR	2,001	7	0
	01/2019		224	RUB	15,643	0	0
	02/2019	CHF	431		$436	0	(4)
	02/2019		$2,392	EUR	2,100	23	0
	03/2019	IDR	2,126,927		$145	0	(1)
	04/2019	SEK	1,933	EUR	186	0	(5)
SCX	01/2019		$402	JPY	45,291	11	0
	02/2019	EUR	531		$607	0	(4)
	02/2019		$7,656	CAD	10,120	0	(235)
	04/2019	CNH	8,143		$1,172	0	(13)
	04/2019	NGN	498,298		1,312	0	(16)
	04/2019		$1,529	CNH	10,545	6	0
SOG	02/2019		184	PEN	620	0	0
SSB	02/2019	CAD	364		$273	6	0
	02/2019	EUR	7,434		8,425	0	(123)
	02/2019		$410	NOK	3,490	0	(5)
	03/2019	TWD	32,302		$1,056	0	(7)
TOR	02/2019	CAD	1,383		1,036	22	0
	02/2019		$2,805	CAD	3,732	0	(68)
	02/2019		631	SEK	5,700	14	0
UAG	01/2019	EUR	23,459		$26,757	0	(139)
	01/2019	NOK	135		16	0	0
	02/2019		$3,923	CAD	5,177	0	(127)
	02/2019		7,952	RUB	530,524	0	(377)

Total Forward Foreign Currency Contracts						$2,245	$(4,184)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	EUR	200	$12	$8
	Put - OTC EUR versus USD		1.308	09/22/2021		200	15	20
GLM	Call - OTC USD versus CNH	CNH	7.110	02/11/2019		$1,600	8	1
HUS	Put - OTC AUD versus USD		$0.620	01/31/2019	AUD	10,000	1	1
	Call - OTC USD versus CAD	CAD	1.420	01/03/2019		$17,400	2	0
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	261	16	10
	Put - OTC EUR versus USD		1.291	06/24/2021		261	19	24

							$73	$64

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$20,000	$1	$0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	75.500	01/07/2019	12,000	0	0

					$1	$0

Total Purchased Options					$74	$64

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019		$500	$(1)	$(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		600	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		600	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		400	0	(1)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		600	(1)	(1)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		400	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		300	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		600	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		3,200	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,200	(2)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		300	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		400	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		600	(1)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		400	0	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		600	(1)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	700	(1)	(1)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		200	0	0
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		500	(1)	(1)

							$(21)	$(25)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	1,004	$(32)	$(60)
	Call - OTC GBP versus USD		1.440	06/14/2019		1,015	(14)	(5)
GLM	Put - OTC USD versus CNH	CNH	6.840	02/11/2019		$1,600	(9)	(9)

							$(55)	$(74)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Total Written Options						$(102)	$(99)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.154%	$100	$(3)	$0	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	1,500	(54)	11	0	(43)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	1,600	(39)	(6)	0	(45)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	500	(10)	2	0	(8)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	800	(27)	4	0	(23)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	900	(23)	(2)	0	(25)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	300	(10)	1	0	(9)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	1,000	(19)	3	0	(16)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	1,400	(49)	9	0	(40)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	500	(13)	(1)	0	(14)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	200	(5)	(1)	0	(6)

							$(252)	$20	$0	$(232)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	2.227%		$100	$(5)	$0	$0	$(5)
JPM	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925	EUR	300	(29)	(2)	0	(31)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$200	(10)	1	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		300	(16)	0	0	(16)

								$(60)	$(1)	$0	$(61)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,600	$84	$(42)	$42	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	06/19/2019	EUR	1,600	$1,814	$29	$(14)	$15	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	10/13/2026	GBP	300	366	0	10	10	0
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	06/19/2019	EUR	10,700	12,132	179	(78)	101	0
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	06/19/2019		9,400	10,658	206	(118)	88	0
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	06/19/2019		13,200	14,967	236	(110)	126	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	10/13/2026	GBP	1,200	1,464	35	6	41	0
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturiry	06/19/2019	EUR	13,600	15,421	216	(86)	130	0

								$901	$(390)	$511	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	11,200	$0	$7	$7	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,300	0	(2)	0	(2)
BPS	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027	KRW	1,063,300	0	(18)	0	(18)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	45,200	0	25	25	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,700	0	(20)	0	(20)
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	6,107,000	0	(87)	0	(87)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	24,600	0	9	9	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		5,200	0	9	9	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		22,100	0	11	11	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		22,900	2	11	13	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		4,600	0	(7)	0	(7)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,900	0	(4)	0	(4)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,600	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	(1)	0	(1)
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027	KRW	4,208,500	100	(170)	0	(70)

								$102	$(233)	$78	$(209)

Total Swap Agreements								$775	$(646)	$631	$(502)

(n)

Securities with an aggregate market value of $1,656 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$361	$0	$361
Australia
Corporate Bonds & Notes	0	693	0	693
Non-Agency Mortgage-Backed Securities	0	1,377	0	1,377
Brazil
Corporate Bonds & Notes	0	2,078	0	2,078
Canada
Corporate Bonds & Notes	0	2,128	0	2,128
Non-Agency Mortgage-Backed Securities	0	1,543	0	1,543
Sovereign Issues	0	7,924	0	7,924
Cayman Islands
Asset-Backed Securities	0	8,012	0	8,012
Corporate Bonds & Notes	0	1,481	0	1,481
China
Sovereign Issues	0	262	0	262
Denmark
Corporate Bonds & Notes	0	9,973	0	9,973
France
Sovereign Issues	0	12,568	0	12,568
Germany
Asset-Backed Securities	0	573	0	573
Corporate Bonds & Notes	0	4,562	0	4,562
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,179	0	1,179
Hong Kong
Corporate Bonds & Notes	0	601	0	601
India
Corporate Bonds & Notes	0	199	0	199
Indonesia
Corporate Bonds & Notes	0	203	0	203
Ireland
Asset-Backed Securities	0	1,592	0	1,592
Corporate Bonds & Notes	0	1,102	0	1,102
Israel
Sovereign Issues	0	491	0	491
Italy
Corporate Bonds & Notes	0	1,350	0	1,350
Sovereign Issues	0	4,351	0	4,351
Japan
Corporate Bonds & Notes	0	2,830	0	2,830
Sovereign Issues	0	16,743	0	16,743
Kuwait
Sovereign Issues	0	2,191	0	2,191
Lithuania
Sovereign Issues	0	530	0	530
Luxembourg
Corporate Bonds & Notes	0	1,901	0	1,901
Multinational
Corporate Bonds & Notes	0	1,328	0	1,328
Netherlands
Asset-Backed Securities	0	681	0	681
Corporate Bonds & Notes	0	4,700	0	4,700
Norway
Corporate Bonds & Notes	0	985	0	985
Peru
Sovereign Issues	0	5,894	0	5,894
Portugal
Corporate Bonds & Notes	0	199	0	199
Qatar
Sovereign Issues	0	2,677	0	2,677
Saudi Arabia
Sovereign Issues	0	3,155	0	3,155
Singapore
Corporate Bonds & Notes	0	884	0	884
Slovenia
Sovereign Issues	0	4,911	0	4,911
Spain
Corporate Bonds & Notes	0	228	0	228
Sovereign Issues	0	4,962	0	4,962
Supranational
Corporate Bonds & Notes	0	3,224	0	3,224
Sweden
Corporate Bonds & Notes	0	14,401	0	14,401
Switzerland
Corporate Bonds & Notes	0	4,670	0	4,670
Sovereign Issues	0	453	0	453
United Arab Emirates
Corporate Bonds & Notes	0	389	0	389
Sovereign Issues	0	2,889	0	2,889
United Kingdom
Corporate Bonds & Notes	0	20,695	0	20,695
Non-Agency Mortgage-Backed Securities	0	6,570	0	6,570
Preferred Securities	0	198	0	198
Sovereign Issues	0	3,443	0	3,443
United States
Asset-Backed Securities	0	10,859	0	10,859
Corporate Bonds & Notes	0	36,426	0	36,426
Loan Participations and Assignments	0	1,590	0	1,590
Municipal Bonds & Notes	0	1,399	0	1,399
Non-Agency Mortgage-Backed Securities	0	26,202	0	26,202
U.S. Government Agencies	0	67,193	0	67,193
U.S. Treasury Obligations	0	17,403	0	17,403
Short-Term Instruments
Repurchase Agreements	0	1,638	0	1,638
Argentina Treasury Bills	0	191	0	191
France Treasury Bills	0	10,896	0	10,896
Nigeria Treasury Bills	0	1,397	0	1,397
U.S. Treasury Bills	0	3	0	3
	$0	$351,531	$0	$351,531

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,538	$0	$0	$13,538

Total Investments	$13,538	$351,531	$0	$365,069

Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,397)	0	(2,397)
U.S. Government Agencies	0	(828)	0	(828)
	$0	$(3,225)	$0	$(3,225)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	390	290	0	680
Over the counter	0	2,940	0	2,940
	$390	$3,230	$0	$3,620

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(237)	(450)	0	(687)
Over the counter	0	(4,785)	0	(4,785)

	$(237)	$(5,235)	$0	$(5,472)

Total Financial Derivative Instruments	$153	$(2,005)	$0	$(1,852)

Totals	$13,691	$346,301	$0	$359,992

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.2% ¤
CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 8.2%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.625% due 10/30/2020		1,500	1,511
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)	EUR	600	687
8.875% due 04/14/2021 •(g)		400	498
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$290	264
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	894
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,739
Goldman Sachs Group, Inc.
3.988% (US0003M + 1.200%) due 09/15/2020 ~(k)		7,100	7,135
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		200	200
ING Bank NV
2.625% due 12/05/2022		800	788
International Lease Finance Corp.
6.250% due 05/15/2019		200	202
8.250% due 12/15/2020		200	215
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(g)	EUR	400	465
Lincoln Finance Ltd.
6.875% due 04/15/2021		1,800	2,113
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$300	297
7.000% due 06/27/2019 •(g)	GBP	200	256
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$500	496
Navient Corp.
4.875% due 06/17/2019		69	69
5.000% due 10/26/2020		200	192
5.875% due 03/25/2021		200	192
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	2	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		12	2
Realkredit Danmark A/S
2.500% due 07/01/2047		79	13
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$500	478
4.519% due 06/25/2024 •		300	295
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	2,460	2,833
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~		$1,000	1,001
Toronto-Dominion Bank
2.250% due 03/15/2021		1,200	1,184
UBS AG
2.450% due 12/01/2020		2,800	2,750
UniCredit SpA
7.830% due 12/04/2023		4,900	5,131

			33,000

INDUSTRIALS 2.3%
BAT Capital Corp.
3.204% due 08/14/2020 •		800	792
Daimler Finance North America LLC
2.250% due 07/31/2019		200	198
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		300	299
eBay, Inc.
2.750% due 01/30/2023		400	385
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		1,000	997
Hyundai Capital America
3.601% due 09/18/2020 •		2,100	2,092

Mylan NV
3.750% due 12/15/2020	1,500	1,500
Telefonica Emisiones S.A.
5.877% due 07/15/2019	1,500	1,518
VMware, Inc.
3.900% due 08/21/2027	100	89
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,095

		8,965

UTILITIES 2.0%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	1,100	1,097
3.488% (US0003M + 0.750%) due 06/01/2021 ~	700	696
5.000% due 03/01/2021	100	103
5.150% due 02/15/2050	700	652
5.300% due 08/15/2058	300	280
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	200	198
Georgia Power Co.
4.250% due 12/01/2019	400	403
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	840	839
Petrobras Global Finance BV
6.125% due 01/17/2022	713	734
7.250% due 03/17/2044	2,700	2,669
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	400	392

		8,063

Total Corporate Bonds & Notes (Cost $50,480)		50,028

U.S. GOVERNMENT AGENCIES 41.3%
Fannie Mae
4.000% due 10/01/2040	7	8
Fannie Mae, TBA
3.000% due 01/01/2049	12,500	12,199
3.500% due 02/01/2034 - 02/01/2049	61,040	61,059
4.000% due 02/01/2049	89,600	91,296
Freddie Mac
3.005% due 07/15/2041 •	1,046	1,057

Total U.S. Government Agencies (Cost $164,111)		165,619

U.S. TREASURY OBLIGATIONS 33.7%
U.S. Treasury Bonds
3.000% due 02/15/2048 (o)	70	70
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (m)(o)	1,362	1,343
0.125% due 01/15/2022 (m)	559	542
0.125% due 04/15/2022 (j)(m)(o)	33,050	31,985
0.125% due 07/15/2026 (j)(m)(o)	2,057	1,933
0.250% due 01/15/2025 (j)(m)	20,207	19,357
0.375% due 07/15/2025 (j)(m)(o)	11,231	10,836
0.375% due 01/15/2027 (m)(o)	716	681
0.500% due 01/15/2028 (j)	4,211	4,021
0.625% due 01/15/2024 (j)(m)(o)	2,086	2,054
0.625% due 01/15/2026 (m)(o)	873	850
0.875% due 02/15/2047 (j)	6,777	6,236
1.000% due 02/15/2048 (j)	8,098	7,692
2.000% due 01/15/2026 (o)	176	188
2.375% due 01/15/2025 (j)(m)	39,094	42,284
2.500% due 01/15/2029 (j)	3,197	3,642
3.375% due 04/15/2032 (m)	851	1,093
3.875% due 04/15/2029 (o)	372	474

Total U.S. Treasury Obligations (Cost $138,499)		135,281

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust
2.746% due 07/25/2037 •	352	312
Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~	123	116
4.176% due 07/25/2036 ^~	154	144
4.248% due 08/25/2033 ~	84	84
Countrywide Alternative Loan Trust
3.157% due 02/25/2036 •	189	173
Countrywide Home Loan Mortgage Pass-Through Trust
3.146% due 03/25/2035 •	84	84
3.837% due 09/20/2036 ^~	103	89
6.000% due 04/25/2036	313	255
Structured Adjustable Rate Mortgage Loan Trust
3.982% due 01/25/2035 ~	16	15

Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		41	40
WaMu Mortgage Pass-Through Certificates Trust
2.836% due 01/25/2045 •		2,225	2,226

Total Non-Agency Mortgage-Backed Securities (Cost $3,441)			3,538

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp. Home Equity Loan Trust
4.306% due 06/25/2034 •		124	119
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		204	210
Argent Mortgage Loan Trust
2.986% due 05/25/2035 •		598	567
Argent Securities Trust
2.656% due 07/25/2036 •		411	345
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	500	570
CIFC Funding Ltd.
3.350% due 10/25/2027 •		$560	553
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		1,826	1,850
Countrywide Asset-Backed Certificates
2.646% due 05/25/2035 •		77	73
2.756% due 03/25/2037 •		600	564
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		700	695
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		700	696
First Franklin Mortgage Loan Trust
2.976% due 11/25/2036 •		1,200	1,057
Fremont Home Loan Trust
2.641% due 10/25/2036 •		766	715
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		400	398
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		596	420
Long Beach Mortgage Loan Trust
2.806% due 01/25/2036 •		1,708	1,517
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		510	503
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		400	399
Navient Student Loan Trust
3.656% due 03/25/2066 •		828	832
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •		280	278
OCP CLO Ltd.
3.236% due 07/15/2027 •		270	268
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		1,300	1,294
TICP CLO Ltd.
3.309% due 04/20/2028 •		250	247
Tralee CLO Ltd.
3.499% due 10/20/2027 •		600	597
Venture CLO Ltd.
3.316% due 07/15/2027 •		500	495
3.507% due 02/28/2026 •		790	786
WhiteHorse Ltd.
3.379% due 04/17/2027 •		1,000	995

Total Asset-Backed Securities (Cost $16,461)			17,043

SOVEREIGN ISSUES 7.8%
Argentina Government International Bond
6.875% due 01/26/2027		1,090	835
41.328% (BADLARPP) due 10/04/2022 ~	ARS	2,500	105
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		1,588	41
59.257% (ARLLMONP) due 06/21/2020 ~(a)		26,528	759
Australia Government International Bond
3.000% due 09/20/2025	AUD	2,745	2,230
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (d)	BRL	1,320	335
Canadian Government Real Return Bond
0.500% due 12/01/2050 (f)	CAD	722	490
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	1,687	2,015
0.250% due 07/25/2024 (f)		793	972
1.850% due 07/25/2027 (f)		1,825	2,547
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (f)		336	375
1.650% due 04/23/2020		199	233
2.350% due 09/15/2024 (f)		2,594	3,140
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	861	610

Peru Government International Bond
5.940% due 02/12/2029	PEN	2,500	757
6.150% due 08/12/2032		4,400	1,331
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,013
5.103% due 04/23/2048		800	842
Saudi Government International Bond
4.000% due 04/17/2025		1,580	1,569
Spain Government International Bond
2.150% due 10/31/2025	EUR	3,700	4,597
United Kingdom Gilt
1.750% due 09/07/2037	GBP	1,390	1,775
3.500% due 01/22/2045		2,723	4,664

Total Sovereign Issues (Cost $33,225)			31,235

	SHARES
COMMON STOCKS 18.3%
COMMUNICATION SERVICES 1.6%
Alphabet, Inc. ‘A’ (b)		820	857
Alphabet, Inc. ‘C’ (b)		721	747
BT Group PLC		10,219	31
CBS Corp. NVDR ‘B’		1,200	53
Comcast Corp. ‘A’		9,955	339
Discovery, Inc. ‘A’ (b)		300	7
Discovery, Inc. ‘C’ (b)		200	5
Eutelsat Communications S.A.		2,120	42
Facebook, Inc. ‘A’ (b)		2,805	368
ITV PLC		8,212	13
KDDI Corp.		8,171	196
Nippon Telegraph & Telephone Corp.		4,810	197
NTT DOCOMO, Inc.		21,444	484
Omnicom Group, Inc.		700	51
PCCW Ltd.		405,105	233
Pearson PLC		11,646	139
ProSiebenSat.1 Media SE		3,862	69
RTL Group S.A.		2,570	138
SES S.A.		2,259	43
Shaw Communications, Inc. ‘B’		1,400	25
SoftBank Group Corp.		1,000	67
Sprint Corp. (b)		4,000	23
Telstra Corp. Ltd.		48,042	96
Tribune Media Co. ‘A’		39,011	1,770
Viacom, Inc. ‘B’		3,124	80
Walt Disney Co.		1,700	186

			6,259

CONSUMER DISCRETIONARY 1.5%
Accor S.A.		4,125	175
Amazon.com, Inc. (b)		526	790
Autoliv, Inc.		637	45
AutoZone, Inc. (b)		189	158
Bandai Namco Holdings, Inc.		200	9
Berkeley Group Holdings PLC		5,692	252
Best Buy Co., Inc.		1,860	98
Burberry Group PLC		5,365	119
Continental AG		192	27
Darden Restaurants, Inc.		607	61
Dollar General Corp.		731	79
Fast Retailing Co. Ltd.		248	128
Faurecia S.A.		1,352	51
Gap, Inc.		2,999	77
Garmin Ltd.		323	20
H&R Block, Inc.		4,543	115
Home Depot, Inc.		3,334	573
Honda Motor Co. Ltd.		14,065	371
Kering S.A.		366	173
Kohl’s Corp.		2,135	142
Las Vegas Sands Corp.		7,287	379
Lowe’s Cos., Inc.		2,562	237
Macy’s, Inc.		2,282	68
Mazda Motor Corp.		3,100	32
McDonald’s Corp.		1,013	180
Michael Kors Holdings Ltd. (b)		1,986	75
Nordstrom, Inc.		800	37
Persimmon PLC		9,342	230
Peugeot S.A.		7,420	159
PulteGroup, Inc.		3,500	91
Ross Stores, Inc.		700	58
Sands China Ltd.		18,640	82

Starbucks Corp.	2,200	142
Tapestry, Inc.	800	27
Target Corp.	2,668	176
TJX Cos., Inc.	3,000	134
Wesfarmers Ltd.	6,285	143
Yum! Brands, Inc.	3,901	359

		6,072

CONSUMER STAPLES 1.1%
Altria Group, Inc.	4,420	218
Anheuser-Busch InBev S.A. NV	2,244	148
Clorox Co.	369	57
Coles Group Ltd. (b)	6,526	54
Colgate-Palmolive Co.	100	6
Conagra Brands, Inc. (k)	4,186	89
Estee Lauder Cos., Inc. ‘A’	650	85
Ingredion, Inc.	2,892	264
J Sainsbury PLC	33,743	114
Japan Tobacco, Inc.	11,735	280
Kimberly-Clark Corp.	5,874	669
Kirin Holdings Co. Ltd.	4,510	95
Koninklijke Ahold Delhaize NV	8,097	205
Kroger Co.	5,921	163
Lion Corp.	1,400	29
PepsiCo, Inc.	6,655	735
Philip Morris International, Inc.	5,117	342
Procter & Gamble Co.	5,300	487
Swedish Match AB	592	23
Tyson Foods, Inc. ‘A’	4,562	244
Unicharm Corp.	6,307	205
Walgreens Boots Alliance, Inc.	500	34
Woolworths Ltd.	1,353	28

		4,574

ENERGY 1.9%
Anadarko Petroleum Corp.	1,702	75
ARC Resources Ltd.	9,800	58
Baker Hughes a GE Co.	2,600	56
Canadian Natural Resources Ltd.	3,906	94
Cheniere Energy, Inc. (b)	14,364	850
ConocoPhillips	6,232	389
Enagas S.A.	7,163	194
Encana Corp.	8,432	49
Energy Transfer Equity LP	59,170	782
Eni SpA	29,571	466
Enterprise Products Partners LP	32,749	805
Equinor ASA	12,977	276
HollyFrontier Corp.	2,031	104
Husky Energy, Inc.	6,700	69
Inter Pipeline Ltd.	2,500	35
JXTG Holdings, Inc.	12,716	67
Lundin Petroleum AB	552	14
Marathon Oil Corp.	12,306	176
Marathon Petroleum Corp.	2,608	154
Noble Energy, Inc.	8,619	162
ONEOK, Inc.	14,223	767
Plains All American Pipeline LP	39,384	789
Royal Dutch Shell PLC ‘A’	19,343	569
Royal Dutch Shell PLC ‘B’	11,540	344
Seven Generations Energy Ltd. (b)	5,840	48
Showa Shell Sekiyu KK	4,193	59
Valero Energy Corp.	2,112	158
Woodside Petroleum Ltd.	728	16

		7,625

FINANCIALS 2.3%
3i Group PLC	16,704	165
ABN AMRO Group NV	7,260	171
Aflac, Inc.	16,900	770
Allstate Corp.	200	16
Athene Holding Ltd. (b)	600	24
Bank Leumi Le-Israel BM	30,509	184
Bank of Nova Scotia	2,400	120
Berkshire Hathaway, Inc. ‘B’ (b)	2,200	449
Canadian Imperial Bank of Commerce	2,900	216
CI Financial Corp.	15,976	202
Cincinnati Financial Corp.	1,900	147
Citizens Financial Group, Inc.	2,826	84
Commonwealth Bank of Australia	4,040	206
Direct Line Insurance Group PLC	34,326	139
Discover Financial Services	5,982	353
DNB ASA	6,804	109

Eaton Vance Corp.	2,888	102
Everest Re Group Ltd.	200	44
Fifth Third Bancorp	17,468	411
Huntington Bancshares, Inc.	21,615	258
IGM Financial, Inc.	2,619	59
Industrivarden AB ‘C’	3,376	68
Intesa Sanpaolo SpA	85,152	189
Investor AB ‘B’	6,473	274
JPMorgan Chase & Co.	5,037	492
KBC Group NV	3,485	226
Macquarie Group Ltd.	1,462	112
National Australia Bank Ltd.	4,788	81
NN Group NV	8,653	345
ORIX Corp.	16,127	236
PNC Financial Services Group, Inc.	558	65
Prudential Financial, Inc.	1,995	163
Reinsurance Group of America, Inc.	1,838	258
Resona Holdings, Inc.	4,896	24
S&P Global, Inc.	930	158
Sampo Oyj ‘A’	5,637	248
Sumitomo Mitsui Financial Group, Inc.	2,529	84
SunTrust Banks, Inc.	4,167	210
Swedbank AB ‘A’	6,133	137
Synchrony Financial	6,636	156
T Rowe Price Group, Inc.	5,009	462
Torchmark Corp.	1,703	127
United Overseas Bank Ltd.	11,348	205
Wells Fargo & Co.	13,783	635
Westpac Banking Corp.	12,067	213

		9,397

HEALTH CARE 2.4%
AbbVie, Inc.	4,476	413
Amgen, Inc.	3,022	588
Astellas Pharma, Inc.	22,182	284
Biogen, Inc. (b)	953	287
Bristol-Myers Squibb Co.	3,500	182
BTG PLC (b)	39,251	415
Cigna Corp. (b)	592	112
CVS Health Corp.	800	52
Eisai Co. Ltd.	800	62
Gilead Sciences, Inc.	3,873	242
H Lundbeck A/S	1,264	55
HCA Healthcare, Inc.	1,600	199
Hoya Corp.	2,700	163
Johnson & Johnson	3,368	435
Koninklijke Philips NV	4,175	148
Laboratory Corp. of America Holdings (b)	2,000	253
Medtronic PLC	7,679	699
Merck & Co., Inc.	3,795	290
Nektar Therapeutics (b)	700	23
Novo Nordisk A/S ‘B’	6,204	284
Olympus Corp.	5,817	179
Pfizer, Inc.	12,604	550
ResMed, Inc.	1,910	218
Roche Holding AG	3,711	919
Shionogi & Co. Ltd.	2,000	114
Siemens Healthineers AG (b)	2,717	114
Sonova Holding AG	412	67
Sumitomo Dainippon Pharma Co. Ltd.	4,337	138
Taisho Pharmaceutical Holdings Co. Ltd.	700	70
Takeda Pharmaceutical Co. Ltd.	800	27
Terumo Corp.	300	17
TESARO, Inc. (b)	23,873	1,773
UCB S.A.	1,153	94
United Therapeutics Corp. (b)	100	11
Universal Health Services, Inc. ‘B’	1,046	122
Zimmer Biomet Holdings, Inc.	100	10

		9,609

INDUSTRIALS 2.1%
Aena SME S.A.	1,141	177
Ashtead Group PLC	11,331	236
Atlas Copco AB ‘A’	7,064	168
Atlas Copco AB ‘B’	6,719	147
Boeing Co.	1,053	340
Brambles Ltd.	17,107	122
Caterpillar, Inc.	1,155	147
CIMIC Group Ltd.	3,308	101
ComfortDelGro Corp. Ltd.	28,400	45
CSX Corp.	2,200	137
Cummins, Inc.	600	80
Delta Air Lines, Inc.	4,149	207

Dover Corp.	4,541	322
Eaton Corp. PLC	5,850	402
Edenred	799	29
Eiffage S.A.	854	71
Emerson Electric Co.	7,345	439
Experian PLC	8,764	213
Fuji Electric Co. Ltd.	2,205	65
General Electric Co.	9,400	71
HD Supply Holdings, Inc. (b)	3,972	149
Honeywell International, Inc.	739	98
Ingersoll-Rand PLC	1,366	125
Leonardo SpA	1,585	14
Lockheed Martin Corp.	200	52
Mitsubishi Heavy Industries Ltd.	1,200	43
Norfolk Southern Corp.	300	45
PACCAR, Inc.	2,200	126
Pentair PLC	10,877	411
Raytheon Co.	964	148
Recruit Holdings Co. Ltd.	3,700	90
Robert Half International, Inc.	3,907	223
Royal Mail PLC	450	2
Sandvik AB	4,260	61
SGS S.A.	85	191
Smiths Group PLC	13,372	232
Snap-on, Inc.	1,684	245
Southwest Airlines Co.	600	28
Taisei Corp.	2,203	95
Textron, Inc.	2,900	133
Union Pacific Corp.	1,919	265
United Continental Holdings, Inc. (b)	500	42
United Parcel Service, Inc. ‘B’	800	78
United Rentals, Inc. (b)	447	46
USG Corp.	44,343	1,892
West Japan Railway Co.	800	57
WW Grainger, Inc.	200	56
Yamato Holdings Co. Ltd.	600	16
Yangzijiang Shipbuilding Holdings Ltd.	18,700	17

		8,499

INFORMATION TECHNOLOGY 4.0%
Accenture PLC ‘A’	5,345	754
Adobe, Inc. (b)	1,199	271
Amadeus IT Group S.A.	3,345	233
Apple, Inc.	9,235	1,457
Applied Materials, Inc.	700	23
ARRIS International PLC (b)(k)	56,693	1,733
Broadridge Financial Solutions, Inc.	2,389	230
Brother Industries Ltd.	8,519	127
Check Point Software Technologies Ltd. (b)	500	51
Cisco Systems, Inc.	9,525	413
Citrix Systems, Inc.	2,161	221
Cognizant Technology Solutions Corp. ‘A’	1,429	91
DXC Technology Co.	4,072	216
F5 Networks, Inc. (b)	783	127
FUJIFILM Holdings Corp.	3,600	140
Fujitsu Ltd.	2,154	134
Hewlett Packard Enterprise Co.	3,500	46
Hitachi Ltd.	4,952	133
HP, Inc.	6,538	134
Integrated Device Technology, Inc. (b)	39,834	1,929
Intel Corp.	12,673	595
International Business Machines Corp.	1,546	176
Intuit, Inc.	914	180
KLA-Tencor Corp.	2,712	243
Lam Research Corp.	792	108
Mastercard, Inc. ‘A’	2,862	540
Micron Technology, Inc. (b)	5,346	170
Microsoft Corp.	16,035	1,629
NetApp, Inc.	2,033	121
NVIDIA Corp.	574	77
Oracle Corp.	2,703	122
Oracle Corp. Japan	1,757	112
QUALCOMM, Inc.	2,500	142
Red Hat, Inc. (b)	10,334	1,815
SAP SE	2,668	266
Seagate Technology PLC	3,251	125
Telefonaktiebolaget LM Ericsson ‘B’	2,510	22
Texas Instruments, Inc.	4,213	398
Tokyo Electron Ltd.	700	80
Trend Micro, Inc. (b)	300	16
Visa, Inc. ‘A’	5,169	682

		16,082

MATERIALS 0.7%
Anglo American PLC	6,830	152
Asahi Kasei Corp.	4,929	51
BHP Group PLC	6,041	127
Boliden AB	1,760	38
CF Industries Holdings, Inc.	400	17
Covestro AG	1,514	75
Evonik Industries AG	2,996	75
International Paper Co.	4,039	163
Israel Chemicals Ltd.	13,115	74
Koninklijke DSM NV	1,601	131
LyondellBasell Industries NV ‘A’	4,899	407
Methanex Corp.	2,612	126
Mondi PLC	3,093	64
Nitto Denko Corp.	1,200	61
Packaging Corp. of America	500	42
Rio Tinto Ltd.	4,016	222
Rio Tinto PLC	7,369	350
Smurfit Kappa Group PLC	2,001	53
Sumitomo Chemical Co. Ltd.	30,111	147
Teck Resources Ltd. ‘B’	2,300	50
UPM-Kymmene Oyj	1,024	26
West Fraser Timber Co. Ltd.	2,375	117
Westlake Chemical Corp.	1,805	120
WestRock Co.	1,012	38

		2,726

REAL ESTATE 0.2%
Deutsche Wohnen SE	6,047	277
New World Development Co. Ltd.	119,307	158
Swire Properties Ltd.	57,250	201
Vonovia SE	763	35

		671

UTILITIES 0.5%
AES Corp.	7,051	102
Chubu Electric Power Co., Inc.	5,700	81
CLP Holdings Ltd.	11,089	125
EDP - Energias de Portugal S.A.	65,000	227
Electricite de France S.A.	9,065	143
Endesa S.A.	13,333	308
Enel SpA	32,120	186
Engie S.A.	26,887	386
Kansai Electric Power Co., Inc.	1,400	21
PG&E Corp. (b)	300	7
Red Electrica Corp. S.A.	4,546	102
Tohoku Electric Power Co., Inc.	9,400	124
Tokyo Electric Power Co. Holdings, Inc. (b)	17,146	102

		1,914

Total Common Stocks (Cost $82,456)		73,428

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Nationwide Building Society
10.250% ~	7,273	1,296

INDUSTRIALS 0.0%
Schaeffler AG	8,358	71

Total Preferred Securities (Cost $1,488)		1,367

EXCHANGE-TRADED FUNDS 4.7%
iShares MSCI EAFE ETF	322,629	18,964

Total Exchange-Traded Funds (Cost $21,494)		18,964

REAL ESTATE INVESTMENT TRUSTS 2.2%
FINANCIALS 0.1%
AGNC Investment Corp.	7,754	136
Annaly Capital Management, Inc.	36,928	363

		499

REAL ESTATE 2.1%
Alexandria Real Estate Equities, Inc.		5,231	603
American Tower Corp.		5,622	889
Apartment Investment & Management Co. ‘A’		15,913	698
CapitaLand Mall Trust		4,900	8
Duke Realty Corp.		25,773	667
Equinix, Inc.		1,692	597
Equity Residential		10,992	726
Invitation Homes, Inc.		18,141	364
Klepierre S.A.		4,521	140
Link REIT		28,805	292
Mirvac Group		18,611	29
RioCan Real Estate Investment Trust		15,819	276
Scentre Group		56,515	155
Segro PLC		56,671	425
Simon Property Group, Inc.		8,016	1,347
SmartCentres Real Estate Investment Trust		2,800	63
Sun Communities, Inc.		6,255	636
Ventas, Inc.		9,738	571

			8,486

Total Real Estate Investment Trusts (Cost $9,073)			8,985

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%
COMMERCIAL PAPER 1.2%
Bank of Montreal
2.068% due 01/04/2019	CAD	700	513
2.093% due 01/02/2019		3,000	2,197
Toronto-Dominion Bank
2.055% due 01/02/2019		1,400	1,025
2.063% due 01/03/2019		1,300	952

			4,687

REPURCHASE AGREEMENTS (i) 9.5%
			38,187

ARGENTINA TREASURY BILLS 0.3%
(5.608)% due 01/31/2019 - 04/30/2019 (c)(d)	ARS	43,883	1,268

JAPAN TREASURY BILLS 2.1%
(0.321)% due 02/04/2019 (d)(e)	JPY	940,000	8,577

U.S. TREASURY BILLS 0.0%
2.422% due 02/19/2019 (d)(e)(o)		$29	29

Total Short-Term Instruments (Cost $52,731)			52,748

Total Investments in Securities (Cost $573,459)			558,236

	SHARES
INVESTMENTS IN AFFILIATES 29.2%
MUTUAL FUNDS (h) 28.5%
PIMCO EqS® Long/Short Fund		979,354	10,763
PIMCO Income Fund		3,420,755	40,399
PIMCO Mortgage Opportunities and Bond Fund		2,140,214	23,072
PIMCO Preferred and Capital Securities Fund		1,434,781	13,616
PIMCO RAE PLUS Fund		2,968,690	18,525
PIMCO Senior Floating Rate Fund		850,460	8,028

Total Mutual Funds (Cost $117,135)			114,403

SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	278,106	2,749

Total Short-Term Instruments (Cost $2,749)		2,749

Total Investments in Affiliates (Cost $119,884)		117,152

Total Investments 168.4% (Cost $693,343)		$675,388
Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $940)		1,586
Other Assets and Liabilities, net (68.8)%		(275,827)

Net Assets 100.0%		$401,147

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	3.100%	12/31/2018	01/02/2019	$20,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(10,225)	$20,000	$20,004
					U.S. Treasury Notes 2.750% due 02/15/2024	(10,232)
FICC	2.000	12/31/2018	01/02/2019	387	U.S. Treasury Notes 2.875% due 09/30/2023	(398)	387	387
SAL	3.150	12/31/2018	01/02/2019	10,000	U.S. Treasury Notes 2.125% due 11/30/2024	(10,243)	10,000	10,002
SSB	1.350	12/31/2018	01/02/2019	300	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(308)	300	300
TDM	3.130	12/31/2018	01/02/2019	7,500	U.S. Treasury Notes 2.000% due 04/30/2024	(7,706)	7,500	7,501

Total Repurchase Agreements						$(39,112)	$38,187	$38,194

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	2.440%	10/18/2018	01/18/2019	$(10,353)	$(10,406)
	2.540	11/13/2018	02/13/2019	(1,710)	(1,716)
	2.540	11/14/2018	02/14/2019	(4,584)	(4,600)
	2.550	11/07/2018	02/07/2019	(25,331)	(25,432)
	2.750	12/27/2018	01/28/2019	(16,709)	(16,717)
IND	2.570	11/20/2018	01/22/2019	(3,015)	(3,024)
	2.610	12/10/2018	03/08/2019	(10,725)	(10,743)
RCY	2.470	10/22/2018	01/22/2019	(7,844)	(7,882)
	2.480	10/23/2018	01/23/2019	(5,374)	(5,401)
	2.580	11/19/2018	01/18/2019	(1,730)	(1,735)
SCX	2.550	11/06/2018	02/06/2019	(3,740)	(3,755)
	2.820	12/13/2018	01/14/2019	(1,585)	(1,588)
	2.860	12/18/2018	01/17/2019	(24,769)	(24,798)

Total Reverse Repurchase Agreements					$(117,797)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.7)%
Fannie Mae, TBA	3.000%	01/01/2049	$35,600	$(34,000)	$(34,742)

Total Short Sales (8.7)%				$(34,000)	$(34,742)

(j)	Securities with an aggregate market value of $120,008 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(k)

Securities with an aggregate market value of $1,594 have been pledged as collateral as of December 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(60,836) at a weighted average interest rate of 2.136%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.000	02/22/2019	167	$167	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	108.000	02/22/2019	314	314	3	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.000	02/22/2019	116	116	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	130.500	02/22/2019	89	89	1	3
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	171.000	02/22/2019	295	295	2	4
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	329	329	3	5

					$11	$12

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE S&P 500	2,525.000	01/04/2019	16	2	$31	$32
Call - CBOE S&P 500	2,600.000	01/18/2019	16	2	31	23
Put - CBOE S&P 500	2,700.000	03/15/2019	35	4	342	732
Put - CBOE S&P 500	2,750.000	06/21/2019	34	3	427	925
Put - CBOE S&P 500	2,800.000	09/20/2019	32	3	352	1,045

					$1,183	$2,757

Total Purchased Options					$1,194	$2,769

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude April 2019 Futures	$54.000	03/15/2019	8	8	$(10)	$(10)
Call - NYMEX Crude February 2019 Futures	57.500	01/16/2019	12	12	(15)	(1)
Call - NYMEX Crude February 2019 Futures	65.000	01/16/2019	12	12	(12)	0
Call - NYMEX Crude February 2019 Futures	67.000	01/16/2019	12	12	(15)	0
Call - NYMEX Crude March 2019 Futures	55.000	02/14/2019	12	12	(13)	(8)
Call - NYMEX Crude March 2019 Futures	58.000	02/14/2019	12	12	(14)	(4)
Call - NYMEX Crude March 2019 Futures	58.500	02/14/2019	12	12	(13)	(4)
Put - NYMEX Natural Gas March 2019 Futures	2.850	02/25/2019	12	120	(15)	(27)
Put - NYMEX Natural Gas March 2019 Futures	2.900	02/25/2019	36	360	(52)	(93)

					$(159)	$(147)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	15	$15	$(7)	$(7)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	23	23	(9)	(9)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	30	30	(13)	(13)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	22	22	(17)	(2)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	15	15	(11)	(11)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	64	64	(22)	(72)

					$(79)	$(114)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE S&P 500	2,575.000	01/04/2019	16	2	$(13)	$(8)
Put - CBOE S&P 500	2,350.000	01/18/2019	16	2	(35)	(20)
Put - CBOE S&P 500	2,475.000	01/18/2019	16	2	(48)	(60)
Put - CBOE S&P 500	2,600.000	03/15/2019	35	4	(259)	(491)
Put - CBOE S&P 500	2,650.000	06/21/2019	34	3	(335)	(700)
Put - CBOE S&P 500	2,700.000	09/20/2019	32	3	(281)	(830)

					$(971)	$(2,109)

Total Written Options					$(1,209)	$(2,370)

Futures Contracts:

Long Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	500	$121,644	$271	$6	$0
Brent Crude April Futures	02/2019	6	324	(23)	3	0
Brent Crude July Futures	05/2019	18	986	(138)	11	0
Brent Crude March Futures	01/2019	78	4,196	(195)	46	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	184	2	0	0	0
Cocoa May Futures	05/2019	44	1,078	14	5	0
Copper May Futures	05/2019	25	1,648	(73)	0	(31)
Cotton No. 2 May Futures	05/2019	45	1,654	(127)	0	0
E-mini NASDAQ 100 Index March Futures	03/2019	3	380	(12)	5	0
E-mini S&P 500 Index March Futures	03/2019	558	69,895	(1,572)	558	(2)
Euro-Bund 10-Year Bond March Futures	03/2019	236	44,221	571	0	(51)
FTSE 100 Index March Futures	03/2019	79	6,705	(21)	166	(9)
Hang Seng China Enterprises Index January Futures	01/2019	34	2,797	8	34	0
JPX Nikkei Index 400 March Futures	03/2019	812	9,816	(648)	352	(22)
Lead May Futures	05/2019	27	1,366	58	0	0
New York Harbor ULSD May Futures	04/2019	21	1,460	(287)	14	0
Nickel May Futures	05/2019	10	644	(9)	0	0
Nikkei 225 Yen-denominated March Futures	03/2019	5	452	(20)	0	(4)
Platinum April Futures	04/2019	52	2,082	2	11	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	220	3	0	0	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	16	0	0	0	0
S&P/Toronto Stock Exchange 60 March Futures	03/2019	32	4,019	(83)	39	0
Topix Index Futures March Futures	03/2019	54	7,358	(451)	278	(3)
U.S. Treasury 10-Year Note March Futures	03/2019	140	17,082	106	55	0
WTI Crude April Futures	03/2019	2	92	1	0	0
WTI Crude February Futures	01/2019	3	136	(16)	0	0
WTI Crude March Futures	02/2019	7	320	(35)	1	0
Zinc May Futures	05/2019	23	1,413	(15)	0	0

				$(2,694)	$1,584	$(122)

Short Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	500	(121,881)	$(558)	$0	$(31)
Aluminum May Futures	05/2019	38	(1,762)	94	0	0
Australia Government 10-Year Bond March Futures	03/2019	11	(1,028)	(10)	0	(5)
Call Options Strike @ USD 65.000 on Brent Crude April 2019 Futures	02/2019	24	(18)	15	0	0
Call Options Strike @ USD 68.000 on Brent Crude April 2019 Futures	02/2019	12	(6)	8	0	0
Call Options Strike @ USD 68.000 on Brent Crude March 2019 Futures	01/2019	12	(2)	17	1	0
Call Options Strike @ USD 69.000 on Brent Crude March 2019 Futures	01/2019	70	(10)	65	3	0
Call Options Strike @ USD 74.000 on Brent Crude March 2019 Futures	01/2019	12	(1)	15	0	0
Call Options Strike @ USD 77.000 on Brent Crude March 2019 Futures	01/2019	12	0	14	0	0
Corn May Futures	05/2019	87	(1,666)	29	1	0
Euro STOXX 50 March Futures	03/2019	488	(16,628)	536	0	(285)
Euro-BTP Italy Government Bond March Futures	03/2019	49	(7,156)	(79)	0	(4)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	133	(22,980)	(147)	32	0
Gas Oil May Futures	05/2019	21	(1,075)	(18)	0	(31)
Gold 100 oz. February Futures	02/2019	34	(4,356)	(157)	6	0
Japan Government 10-Year Bond March Futures	03/2019	6	(8,347)	(39)	3	(8)
Mini MSCI Emerging Markets Index March Futures	03/2019	204	(9,861)	(15)	36	0
Natural Gas March Futures	02/2019	20	(570)	49	147	0
Put Options Strike @ USD 54.000 on Brent Crude March 2019 Futures	01/2019	70	(217)	(89)	38	0
RBOB Gasoline May Futures	04/2019	5	(315)	17	0	(1)
Silver March Futures	03/2019	5	(389)	(29)	0	(3)
Soybean May Futures	05/2019	42	(1,906)	9	1	0
SPI 200 Index March Futures	03/2019	16	(1,567)	12	13	(15)
Sugar No. 11 May Futures	04/2019	93	(1,260)	86	35	0
U.S. Treasury 2-Year Note March Futures	03/2019	5	(1,062)	(7)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2019	265	(30,392)	(272)	0	(66)
U.S. Treasury 10-Year Ultra March Futures	03/2019	96	(12,488)	(381)	0	(45)
U.S. Treasury 30-Year Bond March Futures	03/2019	277	(40,442)	(1,682)	0	(133)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	4	(643)	(2)	0	(2)
United Kingdom Long Gilt March Futures	03/2019	206	(32,340)	(295)	34	(105)
Wheat May Futures	05/2019	55	(1,404)	30	23	0
WTI Crude May Futures	04/2019	8	(372)	(14)	0	(2)

				$(2,798)	$373	$(737)

Total Futures Contracts				$(5,492)	$1,957	$(859)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.389%	$900	$(27)	$13	$(14)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.165	1,200	(31)	16	(15)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.178	200	(6)	2	(4)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.306	700	(16)	8	(8)	1	0

						$(80)	$39	$(41)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	330	$6	$(2)	$4	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146		500	(2)	2	0	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		100	(1)	1	0	0	0

							$3	$1	$4	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$	10,400	$(453)	$224	$(229)	$0	$(15)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		75,300	(305)	(146)	(451)	0	(30)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	17,700	(254)	(68)	(322)	0	(28)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		51,100	(1,383)	604	(779)	0	(99)

						$(2,395)	$614	$(1,781)	$0	$(172)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$3,680	$9	$396	$405	$0	$(9)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		700	2	13	15	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		1,499	12	5	17	0	(4)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		880	2	4	6	0	(2)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	200	1	(9)	(8)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$36,250	680	(158)	522	1	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		6,900	0	34	34	14	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	39	39	18	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	41	41	18	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		9,400	10	(48)	(38)	18	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		10,800	(25)	107	82	32	0
Receive (7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		7,300	83	11	94	0	(20)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,970	112	17	129	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,400	(15)	37	22	0	(5)
Receive (7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		20,280	(61)	(168)	(229)	0	(42)
Receive (7)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		19,600	0	(218)	(218)	0	(39)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,860	(187)	47	(140)	10	0
Receive (7)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021	GBP	29,900	196	(54)	142	0	(1)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		2,080	33	(47)	(14)	0	(10)
Receive (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,490	(107)	(122)	(229)	0	(39)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	09/18/2020	JPY	40,000	(6)	4	(2)	0	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023		1,080,000	388	97	485	1	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024		1,220,000	470	128	598	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		257,680	(4)	(31)	(35)	0	(1)
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		220,000	(12)	(40)	(52)	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	848	961	8	0
Pay	28-Day MXN-TIIE	9.182	Lunar	11/28/2028	MXN	63,300	0	79	79	20	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	800	(1)	(31)	(32)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,480	29	119	148	15	0
Receive	CPURNSA	1.715	Maturity	07/18/2019		$5,420	0	(16)	(16)	0	(13)
Receive	CPURNSA	2.070	Maturity	10/04/2019		9,900	0	23	23	0	(5)
Receive	CPURNSA	2.143	Maturity	04/25/2020		60	0	1	1	0	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,100	0	(35)	(35)	0	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		4,900	0	(33)	(33)	0	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,900	64	(31)	33	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,390	42	(24)	18	0	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		8,200	0	(8)	(8)	0	(4)
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,900	(102)	58	(44)	2	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		1,390	(64)	43	(21)	2	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		6,700	(325)	208	(117)	9	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		5,700	0	65	65	8	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		3,800	0	49	49	6	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		1,730	0	29	29	3	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		1,700	0	23	23	3	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		1,900	0	28	28	3	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		15,600	(9)	658	649	26	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	210	0	(1)	(1)	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		6,590	5	(81)	(76)	0	(3)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		7,210	0	285	285	21	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		4,460	0	186	186	14	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		760	0	33	33	2	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		440	1	34	35	1	0
Receive	UKRPI	3.525	Maturity	09/15/2028	GBP	5,400	0	(15)	(15)	41	0
Receive	UKRPI	3.595	Maturity	11/15/2028		820	0	7	7	6	0
Receive	UKRPI	3.603	Maturity	11/15/2028		1,560	0	15	15	12	0
Receive	UKRPI	3.633	Maturity	12/15/2028		1,600	0	22	22	12	0
Receive	UKRPI	3.718	Maturity	12/15/2028		2,190	0	59	59	16	0
Receive	UKRPI	3.400	Maturity	06/15/2030		4,720	2	4	6	44	0
Receive	UKRPI	3.530	Maturity	10/15/2031		500	5	(8)	(3)	5	0
Receive	UKRPI	3.470	Maturity	09/15/2032		800	(12)	(3)	(15)	9	0
Receive	UKRPI	3.579	Maturity	10/15/2033		1,980	0	20	20	25	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(29)	14	(15)	0	(7)
Pay	UKRPI	3.428	Maturity	03/15/2047		1,810	125	(25)	100	0	(52)

							$1,425	$2,684	$4,109	$427	$(269)

Total Swap Agreements							$(1,047)	$3,338	$2,291	$428	$(441)

(m)

Securities with an aggregate market value of $10,815 and cash of $4,838 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	Unsettled variation margin asset of $56 and liability of $(57) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	39,992		$982	$0	$(60)
	01/2019	EUR	10,823		12,356	0	(53)
	01/2019	GBP	713		913	3	0
	01/2019	JPY	128,700		1,164	0	(10)
	01/2019	SEK	2,355		262	0	(4)
	01/2019		$4,354	CAD	5,797	0	(106)
	01/2019		1,195	DKK	7,519	0	(41)
	01/2019		1,179	EUR	1,033	5	0
	01/2019		708	SEK	6,408	15	0
BPS	01/2019	BRL	22,275		$5,919	193	(20)
	01/2019	CLP	331,282		496	19	0
	01/2019	PEN	5,296		1,583	12	0
	01/2019	RUB	30,657		443	3	0
	01/2019		$5,274	BRL	20,437	0	(1)
	01/2019		481	PHP	25,561	6	0
	01/2019		487	ZAR	6,710	0	(20)
	03/2019	TRY	5,117		$897	0	(34)
	03/2019	TWD	61,853		2,022	0	(14)
	03/2019		$592	INR	42,484	13	0
BRC	01/2019	JPY	103,400		$934	0	(10)
	01/2019	MXN	17,816		875	0	(31)
	01/2019		$1,033	ARS	39,992	9	0
	01/2019		2,047	MXN	41,773	76	0
	01/2019		488	PHP	25,831	3	0
	01/2019		487	ZAR	6,999	0	(1)
	04/2019	ARS	44,529		$1,033	0	(1)
CBK	01/2019	AUD	6,120		4,483	172	0
	01/2019	BRL	4,551		1,197	23	0
	01/2019	DKK	7,520		1,157	7	(4)
	01/2019	GBP	2,237		2,851	0	(2)
	01/2019	NZD	795		551	17	0
	01/2019		$1,175	BRL	4,551	0	0
	01/2019		1,081	EUR	949	7	0
	01/2019		551	JPY	62,000	15	0
	02/2019	CLP	615,800		$913	25	0
	02/2019	ILS	987		269	4	0
	02/2019	JPY	470,000		4,167	0	(130)
	03/2019		$278	INR	19,789	4	0
	04/2019		1,580	CNH	10,902	7	0
	04/2019		793	DKK	5,155	4	0
DUB	01/2019	BRL	7,400		$1,908	6	(6)
	01/2019	RUB	30,530		457	19	0
	01/2019		$950	BRL	3,675	0	(1)
	02/2019	BRL	3,675		$948	1	0
	03/2019		$1,464	IDR	21,523,530	15	0
FBF	03/2019		277	PHP	14,667	1	0
GLM	01/2019	BRL	8,048		$2,073	0	(4)
	01/2019	CAD	884		665	17	0
	01/2019	CHF	463		468	0	(3)
	01/2019	CLP	648,320		942	9	(2)
	01/2019	EUR	900		1,026	0	(6)
	01/2019	JPY	100,600		895	0	(23)
	01/2019		$107	ARS	4,232	3	0
	01/2019		1,606	BRL	6,203	1	(6)
	01/2019		274	EUR	240	1	0
	01/2019		487	MXN	9,722	7	0
	01/2019		854	RUB	58,435	0	(18)
	03/2019	KRW	2,786,172		$2,479	0	(29)
	04/2019	BRL	1,320		338	0	(1)
HUS	01/2019	CLP	325,833		474	4	0
	01/2019		$18	ARS	721	0	0
	01/2019		434	AUD	601	0	(11)
	01/2019		4,213	CHF	4,190	53	0
	01/2019		342	EUR	301	3	0
	01/2019		487	INR	35,371	22	0
	01/2019		437	JPY	48,400	5	0
	01/2019		466	NZD	679	0	(10)
	01/2019		1,746	TRY	9,512	38	0
	01/2019		465	ZAR	6,800	7	0
	02/2019	JPY	470,000		$4,184	0	(114)
	02/2019		$14	ARS	581	0	0
	03/2019	THB	7,261		$221	0	(3)
	03/2019		$1,025	HKD	7,996	0	(2)
IND	01/2019	BRL	1,654		$427	0	0
	01/2019		$426	BRL	1,654	1	0
	01/2019		13,242	JPY	1,501,071	458	0
JPM	01/2019	BRL	19,297		$5,195	216	0
	01/2019	RUB	61,099		913	37	0
	01/2019		$266	ARS	10,319	5	0
	01/2019		4,945	BRL	19,297	34	0
	01/2019		734	EUR	643	3	0
	02/2019		1,088	COP	3,482,693	0	(18)
	02/2019	ZAR	6,674		$452	0	(10)
	04/2019		$862	CNH	5,949	4	0
MSB	01/2019	BRL	14,372		$3,705	1	(4)
	01/2019		$3,740	BRL	14,372	16	(49)
	02/2019	RUB	113,726		$1,705	81	0
	02/2019		$331	BRL	1,300	4	0
MYI	01/2019	CAD	1,300		$981	29	0
RYL	01/2019	CHF	167		169	0	(1)
SCX	01/2019	BRL	8,000		2,146	82	0
	01/2019	CAD	4,596		3,480	114	0
	01/2019		$2,049	BRL	8,000	15	0
SOG	01/2019		490	PHP	25,874	3	0
	02/2019		795	ZAR	11,414	0	(5)
	03/2019	INR	99,322		$1,405	0	(11)
	04/2019	CNH	19,425		2,773	0	(55)
SSB	03/2019	HKD	15,653		2,007	4	0
	03/2019		$154	SGD	211	1	0
UAG	03/2019	HKD	827		$106	0	0

Total Forward Foreign Currency Contracts						$1,962	$(934)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Buy	1.750%	01/16/2019	$38,700	$4	$0
	Put - OTC CDX.IG-31 5-Year Index	Buy	1.800	02/20/2019	5,400	1	0
FBF	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600	02/20/2019	14,500	3	3

						$8	$3

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$124,100	$4,913	$221

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	$71.000	02/06/2019	$14,900	$1	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2049	108.500	02/06/2019	16,600	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	72.000	01/07/2019	21,240	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	63,100	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	70.000	01/07/2019	74,700	2	0

					$7	$0

Total Purchased Options					$4,928	$224

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$2,400	$(3)	$(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,600	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		2,200	(5)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,100	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		2,200	(4)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		3,100	(3)	(5)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,900	(3)	(4)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		1,900	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		1,700	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,000	(2)	(2)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		1,800	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		8,400	(7)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		3,600	(7)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		1,300	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,000	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		2,000	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,800	(4)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		2,200	(2)	(4)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,600	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,000	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		2,100	(4)	(4)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	700	(1)	(1)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$1,600	(3)	(3)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,800	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		2,100	(2)	(3)

							$(72)	$(92)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.680	02/28/2019		$4,381	$(39)	$(20)
HUS	Put - OTC EUR versus USD		$1.100	02/13/2019	EUR	1,931	(11)	(1)

							$(50)	$(21)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(24)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		$8,600	(23)	43
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	41
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(5)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(5)

							$(671)	$50

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	$76,500	$(59)	$(37)

Total Written Options						$(852)	$(100)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19	$6.080	Maturity	12/31/2019	2,700	$0	$(3)	$0	$(3)
MYC	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	600	0	(1)	0	(1)

							$0	$(4)	$0	$(4)

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Deutsche Bank AG	1.000%	Quarterly	12/20/2021	3.571%	EUR	400	$(83)	$50	$0	$(33)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$1,559	$(34)	$44	$10	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(47)	30	0	(17)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(19)	22	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	441	18	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	503	0	(31)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	643	25	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	158	0	(77)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	50	0	(31)

						$(1,991)	$1,891	$56	$(156)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	12,740	$0	$2	$2	$0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,900	0	4	4	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		6,820	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		1,470	0	(3)	0	(3)
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,310	0	3	3	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		2,680	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		1,660	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,140	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		6,510	0	2	2	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		1,390	0	2	2	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$300	0	(5)	0	(5)
	Pay	CPURNSA	1.810	Maturity	07/19/2026		4,000	0	(64)	0	(64)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		2,300	0	(39)	0	(39)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		15,300	0	(236)	0	(236)

								$0	$(329)	$21	$(350)

Total Return Swaps on Equity Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	DWRTFT Index	547	1-Month USD-LIBOR plus a specified spread	Monthly	04/24/2019		5,105	$0	$12	$12	$0
	Receive	SX5E Dividend Swap	11	N/A	Maturity	12/20/2019	EUR	18,424	0	377	377	0
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	08/30/2019		$13,690	0	26	26	0
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	03/05/2019		14,156	0	16	16	0
FBF	Receive	Swiss Market Index	530	1-Month USD-LIBOR plus a specified spread	Maturity	03/15/2019		4,505	0	(101)	0	(101)
GST	Pay	DWRTFT Index	385	1-Month USD-LIBOR plus a specified spread	Monthly	02/21/2019		$3,593	0	10	10	0
JPM	Pay	DWRTFT Index	106	1-Month USD-LIBOR plus a specified spread	Monthly	11/06/2019		989	0	0	0	0
	Receive	JP1BSFTN Index	60,113	1-Month USD-LIBOR plus a specified spread	Monthly	11/20/2019		4,056	0	(5)	0	(5)
MEI	Receive	NDUEEGF Index	83,891	3-Month USD-LIBOR plus a specified spread	Quarterly	06/20/2019		38,390	0	(1,114)	0	(1,114)

									$0	$(779)	$441	$(1,220)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)	7.023%	Maturity	07/29/2020	$6,604	$0	$324	$324	$0
	Pay	GOLDLNPM Index (8)	7.840	Maturity	09/09/2020	357	0	19	19	0
JPM	Receive	GOLDLNPM Index (8)	3.861	Maturity	07/29/2020	5,929	0	(125)	0	(125)
	Receive	GOLDLNPM Index (8)	3.976	Maturity	07/29/2020	675	0	(15)	0	(15)
	Receive	GOLDLNPM Index (8)	4.268	Maturity	09/09/2020	357	0	(7)	0	(7)

							$0	$196	$343	$(147)

Total Swap Agreements							$(2,074)	$1,025	$861	$(1,910)

(o)

Securities with an aggregate market value of $1,778 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,000	$0	$33,000
Industrials	0	8,965	0	8,965
Utilities	0	8,063	0	8,063
U.S. Government Agencies	0	165,619	0	165,619
U.S. Treasury Obligations	0	135,281	0	135,281
Non-Agency Mortgage-Backed Securities	0	3,538	0	3,538
Asset-Backed Securities	0	17,043	0	17,043
Sovereign Issues	0	31,235	0	31,235
Common Stocks
Communication Services	6,259	0	0	6,259
Consumer Discretionary	6,072	0	0	6,072
Consumer Staples	4,574	0	0	4,574
Energy	7,625	0	0	7,625
Financials	9,397	0	0	9,397
Health Care	9,609	0	0	9,609
Industrials	8,499	0	0	8,499
Information Technology	16,082	0	0	16,082
Materials	2,726	0	0	2,726
Real Estate	671	0	0	671
Utilities	1,914	0	0	1,914
Preferred Securities
Banking & Finance	0	1,296	0	1,296
Industrials	71	0	0	71
Exchange-Traded Funds	18,964	0	0	18,964
Real Estate Investment Trusts
Financials	499	0	0	499
Real Estate	8,486	0	0	8,486
Short-Term Instruments
Commercial Paper	0	4,687	0	4,687
Repurchase Agreements	0	38,187	0	38,187
Argentina Treasury Bills	0	1,268	0	1,268
Japan Treasury Bills	0	8,577	0	8,577
U.S. Treasury Bills	0	29	0	29
	$101,448	$456,788	$0	$558,236

Investments in Affiliates, at Value
Mutual Funds	114,403	0	0	114,403
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,749	0	0	2,749

	$117,152	$0	$0	$117,152

Total Investments	$218,600	$456,788	$0	$675,388

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,742)	$0	$(34,742)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,957	3,197	0	5,154
Over the counter	0	3,047	0	3,047
	$1,957	$6,244	$0	$8,201

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,046)	(2,624)	0	(3,670)
Over the counter	0	(2,944)	0	(2,944)

	$(1,046)	$(5,568)	$0	$(6,614)

Total Financial Derivative Instruments	$911	$676	$0	$1,587

Totals	$219,511	$422,722	$0	$642,233
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA and Government Securities Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
Fannie Mae
3.575% due 02/01/2026 «(c)	$1,000	$1,014
3.740% due 01/01/2031 «(c)	1,200	1,219
Preferred Term Securities Ltd.
3.684% (US0003M + 0.860%) due 07/03/2033 ~	307	291

		2,524

INDUSTRIALS 0.0%
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	90	90

Total Corporate Bonds & Notes (Cost $2,531)		2,614

U.S. GOVERNMENT AGENCIES 159.4%
Fannie Mae
0.200% due 02/25/2043 •(a)	893	9
1.394% due 07/25/2044 ~(a)	796	37
1.397% due 10/25/2046 ~(a)	231	11
1.440% due 07/25/2044 ~(a)	978	48
1.457% due 04/25/2046 ~(a)	606	26
1.458% due 03/25/2045 ~(a)	729	33
1.508% due 07/25/2052 ~(a)	746	33
1.548% due 09/25/2045 ~(a)	765	41
1.562% due 01/25/2045 ~(a)	802	31
1.578% due 10/25/2042 •	568	461
1.582% due 04/25/2055 ~(a)	1,239	66
1.593% due 08/25/2044 ~(a)	730	35
1.682% due 07/25/2045 ~(a)	3,175	179
1.723% due 08/25/2054 ~(a)	1,084	56
1.758% due 08/25/2055 ~(a)	775	41
2.000% due 07/01/2028 - 09/01/2028	2,058	2,011
2.177% due 01/25/2022 ~(a)	4,198	128
2.500% due 12/01/2046 - 01/01/2047	484	457
2.600% due 09/01/2024	6,700	6,588
2.735% due 02/01/2042 •	742	769
2.806% due 12/25/2048 •	6,410	6,412
2.954% due 12/31/2048 «(c)	1,600	1,595
3.000% due 04/01/2031 - 09/25/2048	12,416	12,132
3.000% due 09/25/2039 - 12/25/2048 (a)	11,789	1,437
3.000% due 12/01/2046 (g)	4,302	4,214
3.440% due 02/01/2032	2,969	2,942
3.500% due 09/01/2039 - 02/01/2048	6,812	6,852
3.500% due 08/25/2043 - 04/25/2046 (a)	1,798	229
3.500% due 02/01/2047 - 03/01/2048 (g)	9,225	9,242
3.644% due 08/25/2042 •(a)	1,456	177
3.694% due 11/25/2044 •(a)	6,181	964
3.852% due 10/25/2045 •	780	752
3.951% due 09/01/2041 •	982	1,032
4.000% due 05/01/2019 - 10/01/2047	22,464	23,120
4.000% due 06/01/2038 - 11/01/2048 (g)	18,042	18,490
4.000% due 06/25/2044 (a)	269	46
4.051% due 05/01/2035 •	329	349
4.264% due 01/01/2036 •	784	826
4.293% due 05/01/2038 •	2,701	2,832
4.374% due 10/01/2037 •	4,595	4,811
4.500% due 02/01/2020 - 10/01/2041	1,925	1,999
4.500% due 06/25/2024 (a)	64	1
4.500% due 01/01/2042 (g)	4,264	4,470
5.000% due 04/01/2027 - 06/01/2048	671	708
5.500% due 02/01/2027 - 11/01/2039	369	391
5.800% due 02/01/2035	24	24
6.000% due 04/01/2028 - 10/01/2048	2,863	3,118
6.500% due 09/01/2036	122	125
6.500% due 04/25/2038 (a)	126	26
Fannie Mae, TBA
2.500% due 01/01/2034 - 01/01/2049	3,000	2,832
3.000% due 01/01/2034 - 02/01/2034	7,200	7,185
3.500% due 01/01/2034 - 01/01/2049	3,500	3,507
4.000% due 01/01/2034	3,000	3,070

5.500% due 01/01/2049	3,000	3,177
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	3,479	2,801
0.941% due 01/25/2020 ~(a)	33,663	240
0.998% due 11/25/2022 ~(a)	7,312	232
1.071% due 10/15/2037 ~(a)	229	9
1.135% due 10/15/2037 ~(a)	95	4
1.149% due 04/25/2021 ~(a)	21,422	490
1.264% due 05/15/2037 ~(a)	178	9
1.329% due 11/25/2019 ~(a)	10,412	82
1.392% due 03/15/2037 ~(a)	259	15
1.568% due 08/15/2041 ~(a)	236	12
1.580% due 10/15/2041 ~(a)	470	19
1.616% due 11/15/2036 ~(a)	634	42
1.647% due 02/15/2038 ~(a)	563	29
1.658% due 11/15/2038 ~(a)	757	40
1.733% due 06/15/2038 ~(a)	430	27
1.745% due 08/15/2036 ~(a)	489	31
1.780% due 07/25/2019	261	260
2.500% due 01/01/2028 - 04/01/2048	8,747	8,512
2.500% due 01/15/2040 (a)	3,178	291
2.649% due 10/15/2037 - 04/15/2038 •	5,284	5,284
2.677% due 11/25/2021 •	398	397
2.697% due 09/25/2021 •	268	268
2.955% due 06/15/2042 •	2,236	2,247
3.000% due 01/01/2033 - 05/15/2048	11,966	11,774
3.000% due 02/15/2033 - 09/15/2048 (a)	4,341	474
3.254% due 04/25/2023 ~	6,000	6,032
3.500% due 01/15/2043 - 08/15/2045 (a)	2,847	550
3.500% due 07/01/2047 - 11/01/2047	2,941	2,943
4.000% due 02/01/2019 - 04/01/2044	5,193	5,332
4.000% due 11/15/2042 (a)	1,878	362
4.163% due 10/01/2039 •	2,645	2,772
4.200% due 05/01/2031 •	7	7
4.500% due 02/01/2019 - 08/01/2040	560	575
4.500% due 11/15/2019 - 12/15/2024 (a)	391	10
4.519% due 09/01/2034 •	1,580	1,665
4.549% due 11/01/2036 •	569	598
4.571% due 11/01/2041 •	3,039	3,169
5.000% due 07/01/2033 - 03/01/2041	193	198
5.453% due 10/15/2035 •	392	424
5.500% due 09/01/2034 - 03/01/2041	415	429
6.000% due 08/01/2023	7	7
6.002% due 05/15/2035 •	595	649
6.603% due 05/15/2041 •	3,527	4,088
7.500% due 08/15/2029 (a)	4	1
Freddie Mac, TBA
2.500% due 01/01/2049	5,000	4,731
3.500% due 01/01/2049	3,000	2,999
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(e)	791	597
0.000% due 10/16/2042 ~(a)	1,120	0
0.000% due 11/16/2051 - 01/16/2052 ~	16,038	41
0.043% due 01/16/2044 ~(a)	5,505	2
0.324% due 08/16/2052 ~(a)	17,703	211
0.331% due 12/20/2045 ~(a)	613	13
0.655% due 09/20/2045 ~(a)	1,649	46
0.676% due 11/20/2045 ~(a)	815	23
0.727% due 11/16/2044 ~(a)	48	44
0.785% due 08/20/2045 ~(a)	531	14
0.801% due 06/20/2043 ~(a)	962	26
0.868% due 11/16/2043 ~(a)	17,834	611
0.976% due 06/20/2042 ~(a)	1,240	45
1.026% due 06/20/2042 ~(a)	1,135	46
1.500% due 03/20/2039	1,876	1,868
2.500% due 09/20/2027 (a)	3,783	268
2.500% due 06/15/2043 - 04/20/2047	2,600	2,491
2.655% due 01/16/2031 •	95	95
2.684% due 10/20/2066 •	1,227	1,227
2.705% due 08/16/2032 •	1	1
2.755% due 12/16/2026 •	59	59
2.810% due 05/16/2027 •	12	12
2.814% due 01/20/2062 - 03/20/2065 •	461	461
2.894% due 09/20/2062 •	430	431
2.994% due 08/20/2061 - 11/20/2065 •	6,610	6,660
3.000% due 11/20/2026 - 10/20/2047	20,128	19,937
3.000% due 01/20/2029 - 02/20/2043 (a)	7,846	914
3.000% due 06/15/2042 - 07/15/2045 (g)	8,211	8,094
3.002% due 02/20/2060 •	11,473	11,538
3.005% due 04/16/2032 •	43	43
3.014% due 03/20/2062 - 10/20/2065 •	3,246	3,274
3.034% due 09/20/2063 •	3,633	3,661
3.064% due 10/20/2061 - 09/20/2065 •	7,228	7,310
3.114% due 05/20/2066 - 06/20/2066 •	8,528	8,640
3.150% due 11/15/2042 - 12/20/2042	655	647
3.354% (LIBOR01M + 1.117%) due 05/20/2061 ~	1,610	1,646

3.375% due 02/20/2030 - 01/20/2034 •	393	403
3.495% (H15T1Y + 0.908%) due 03/20/2058 ~	3,727	3,789
3.500% due 09/15/2040 - 03/20/2048	103,976	104,978
3.500% due 08/20/2042 - 09/20/2046 (a)	2,440	385
3.500% due 05/15/2046 (g)	5,492	5,546
3.614% due 09/20/2063 •	2,279	2,325
3.620% (H15T1Y + 1.016%) due 05/20/2061 ~	3,828	3,886
3.625% due 06/20/2038 •	119	124
3.750% due 06/20/2045 - 12/20/2045	4,153	4,221
3.852% due 09/20/2045 •	519	478
3.989% (LIBOR01M + 1.731%) due 04/20/2061 ~	4,325	4,506
4.000% due 04/15/2025 - 09/20/2048	31,080	31,946
4.000% due 10/20/2043 (a)	359	61
4.000% due 02/15/2047 - 04/15/2047 (g)	7,022	7,216
4.050% due 04/15/2040 - 12/15/2040	2,827	2,907
4.390% due 01/20/2031 ~	7,499	7,710
4.500% due 04/15/2030 - 07/20/2048	55,490	57,554
4.500% due 04/15/2040 - 04/20/2045 (g)	33,931	35,532
4.875% due 08/15/2039 - 10/15/2040	409	426
5.000% due 12/20/2032 - 12/20/2048	30,640	32,016
5.000% due 01/20/2049 (c)	500	521
5.250% due 08/20/2039	445	465
5.500% due 05/15/2023 - 09/20/2048	14,608	15,448
6.000% due 05/15/2023 - 04/20/2048	11,748	12,546
6.250% due 03/15/2029	80	86
6.500% due 09/15/2023 - 08/20/2048	838	909
7.000% due 11/15/2022 - 12/20/2038	223	248
7.250% due 12/15/2025 - 02/15/2028	3	2
7.500% due 05/15/2022 - 06/15/2032	156	175
8.000% due 02/15/2022 - 03/20/2031	73	76
8.500% due 03/15/2022 - 07/15/2030	3	2
9.000% due 06/15/2027	2	2
Ginnie Mae, TBA
3.000% due 01/01/2049 - 02/01/2049	135,000	132,808
3.500% due 01/01/2049 - 02/01/2049	123,800	124,625
4.000% due 01/01/2049	101,300	103,747
5.000% due 01/01/2049 - 02/01/2049	19,550	20,323

Total U.S. Government Agencies (Cost $1,023,199)		1,010,265

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.750% due 08/31/2025 (g)	400	404

Total U.S. Treasury Obligations (Cost $391)		404

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.1%
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	1,862	1,686
BX Commercial Mortgage Trust
3.205% due 11/15/2035 •	10,484	10,431
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~	12	11
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	1,690	1,691
Fannie Mae
3.750% due 02/01/2029 «	3,740	3,801
3.820% due 01/01/2029 «(c)	500	513
3.820% due 02/01/2029 «(c)	825	844
Freddie Mac
0.000% due 08/15/2056 (b)(e)	8,035	6,265
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,005	2,976
3.498% due 10/25/2041	3,543	3,525
La Hipotecaria Panamanian Mortgage Trust
2.500% due 09/08/2039 «•	11,883	11,497
3.258% due 11/24/2042 «•	4,307	4,276
Mortgage Equity Conversion Asset Trust
3.080% due 02/25/2042 «•	7,937	7,395
3.120% due 05/25/2042 «•	21,543	20,035
Structured Asset Mortgage Investments Trust
3.130% due 09/19/2032 •	22	21
UBS-Barclays Commercial Mortgage Trust
1.130% due 04/10/2046 ~(a)	25,539	1,010
Wells Fargo Commercial Mortgage Trust
1.783% due 10/15/2045 ~(a)	10,055	546

Total Non-Agency Mortgage-Backed Securities (Cost $73,612)		76,523

ASSET-BACKED SECURITIES 3.8%
Centex Home Equity Loan Trust
2.806% due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	16	16

CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •	1,362	1,361
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	2,200	2,184
Figueroa CLO Ltd.
3.336% due 01/15/2027 •	10,400	10,393
Flagship Ltd.
3.589% due 01/20/2026 •	769	768
Flatiron CLO Ltd.
3.609% due 01/17/2026 •	3,796	3,793
Home Equity Asset Trust
3.106% due 11/25/2032 •	3	2
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •	5,400	5,368
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •	350	350

Total Asset-Backed Securities (Cost $24,307)		24,247

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.1%		558

U.S. TREASURY BILLS 0.3%
2.386% due 02/07/2019 - 03/14/2019 (d)(e)(j)	1,870	1,863

Total Short-Term Instruments (Cost $2,421)		2,421

Total Investments in Securities (Cost $1,126,461)		1,116,474

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	2,282,439	22,560

Total Short-Term Instruments (Cost $22,556)		22,560

Total Investments in Affiliates (Cost $22,556)		22,560

Total Investments 179.7% (Cost $1,149,017)		$1,139,034
Financial Derivative Instruments (h)(i) (0.2)% (Cost or Premiums, net $2,241)		(1,363)
Other Assets and Liabilities, net (79.5)%		(503,871)

Net Assets 100.0%		$633,800

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$558	U.S. Treasury Notes 2.875% due 09/30/2023	$(572)	$558	$558

Total Repurchase Agreements						$(572)	$558	$558

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.780%	12/19/2018	01/18/2019	$(21,208)	$(21,231)
CSN	2.720	12/13/2018	01/14/2019	(59,430)	(59,520)
	2.800	12/18/2018	01/18/2019	(1,758)	(1,760)

Total Reverse Repurchase Agreements					$(82,511)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.420%	10/17/2018	01/17/2019	$(2,698)	$(2,711)

Total Sale-Buyback Transactions					$(2,711)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (29.9)%
Fannie Mae, TBA	2.500%	01/01/2034	$10,000	$(9,687)	$(9,767)
Fannie Mae, TBA	3.000	01/01/2049	43,200	(41,282)	(42,158)
Fannie Mae, TBA	3.500	02/01/2049	18,700	(18,571)	(18,692)
Fannie Mae, TBA	4.000	01/01/2049	6,410	(6,510)	(6,537)
Fannie Mae, TBA	4.000	02/01/2049	77,990	(79,047)	(79,466)
Fannie Mae, TBA	4.500	02/01/2049	27,500	(28,382)	(28,468)
Fannie Mae, TBA	5.000	02/01/2049	550	(575)	(576)
Ginnie Mae, TBA	4.500	01/01/2049	4,000	(4,129)	(4,140)

Total Short Sales (29.9)%				$(188,183)	$(189,804)

(g)	Securities with an aggregate market value of $89,526 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(28,864) at a weighted average interest rate of 2.370%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	45	$(5,491)	$(130)	$0	$(18)

Total Futures Contracts				$(130)	$0	$(18)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$1,600	$7	$(19)	$(12)	$0	$(3)
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	2,700	0	47	47	11	0
Pay	3-Month USD-LIBOR	3.183	Semi-Annual	10/16/2028	8,100	0	349	349	33	0
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	2,400	0	113	113	10	0
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	1,700	0	72	72	7	0
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	15,200	0	765	765	63	0
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	2,900	0	112	112	12	0
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	5,800	0	209	209	24	0
Pay	3-Month USD-LIBOR	2.945	Semi-Annual	12/17/2028	1,100	0	23	23	5	0
Pay(1)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	600	8	6	14	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	7,700	(296)	476	180	0	(44)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	25,600	2,561	(636)	1,925	0	(141)

Total Swap Agreements						$2,280	$1,517	$3,797	$167	$(188)

Cash of $4,534 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/13/2019	$3,500	$27	$0
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	01/04/2019	15,000	95	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	135,000	112	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	4,700	31	0
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	10,200	76	0

							$341	$10

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	$114.000	01/07/2019	$4,000	$0	$0
JPM	Put - OTC Ginnie Mae, TBA 3.500% due 02/01/2049	69.000	02/06/2019	61,500	3	0
	Put - OTC Ginnie Mae, TBA 3.500% due 02/01/2049	70.000	02/06/2019	7,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 01/01/2049	70.000	01/07/2019	70,000	3	0
SAL	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2049	72.000	01/16/2019	6,000	0	0

					$6	$0

Total Purchased Options					$347	$10

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$97.449	01/07/2019	$7,000	$(35)	$(177)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.969	02/06/2019	2,500	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.969	02/06/2019	2,500	(4)	(26)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.383	01/07/2019	3,000	(16)	(77)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.953	01/07/2019	2,000	(11)	(40)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	1,500	(3)	(16)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	1,500	(4)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.043	01/07/2019	3,000	(7)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.719	02/06/2019	2,500	(12)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.789	02/06/2019	2,500	(4)	(29)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	96.031	01/07/2019	1,500	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.332	01/07/2019	3,500	(23)	(93)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.516	01/07/2019	7,000	(28)	(172)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.531	01/07/2019	1,500	(6)	(37)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.125	01/07/2019	1,500	(3)	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.719	01/07/2019	1,500	(6)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.875	02/06/2019	1,500	(3)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.031	02/06/2019	1,500	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.875	02/06/2019	1,500	(2)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.164	02/06/2019	1,500	(4)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.172	02/06/2019	2,500	(4)	(22)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.328	02/06/2019	1,500	(4)	(11)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.781	03/06/2019	2,500	(10)	(7)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.859	03/06/2019	2,000	(7)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.781	03/06/2019	2,500	(9)	(16)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.859	03/06/2019	2,000	(6)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.938	03/06/2019	2,000	(4)	(11)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.656	01/07/2019	2,500	(6)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.375	01/07/2019	3,000	(17)	(77)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.656	01/07/2019	2,500	(4)	(32)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.766	01/07/2019	2,500	(6)	(30)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	1,500	(2)	(16)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	101.297	01/07/2019	2,000	(4)	(13)
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.258	02/06/2019	2,500	(7)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.977	02/06/2019	1,000	(4)	(10)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.473	02/06/2019	2,000	(4)	(12)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.566	02/06/2019	1,000	(2)	(5)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.766	01/07/2019	2,500	(7)	0
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	1,500	(4)	0
SAL	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.141	01/07/2019	8,500	(54)	(241)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.203	01/07/2019	3,000	(9)	(53)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.344	01/07/2019	1,500	(3)	(25)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.578	01/07/2019	2,500	(9)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.578	01/07/2019	2,500	(6)	(34)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	99.406	01/07/2019	2,000	(8)	0

Total Written Options					$(386)	$(1,333)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.715%	Quarterly	01/02/2019	$20,000	$0	$14	$14	$0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.699	Quarterly	01/30/2019	10,000	0	10	10	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.685	Quarterly	02/01/2019	10,000	0	11	11	0

							$0	$35	$35	$0

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	2,032	$0	$(18)	$0	$(18)
	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	487	0	(5)	0	(5)
JPS	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	854	0	(7)	0	(7)
SAL	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	608	0	(6)	0	(6)

								$0	$(36)	$0	$(36)

Total Swap Agreements								$0	$(1)	$35	$(36)

(j)

Securities with an aggregate market value of $860 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$291	$2,233	$2,524
Industrials	0	90	0	90
U.S. Government Agencies	0	1,008,670	1,595	1,010,265
U.S. Treasury Obligations	0	404	0	404
Non-Agency Mortgage-Backed Securities	0	25,186	51,337	76,523
Asset-Backed Securities	0	24,247	0	24,247
Short-Term Instruments
Repurchase Agreements	0	558	0	558
U.S. Treasury Bills	0	1,863	0	1,863
	$0	$1,061,309	$55,165	$1,116,474

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,560	$0	$0	$22,560

Total Investments	$22,560	$1,061,309	$55,165	$1,139,034

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,804)	$0	$(189,804)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	167	0	167
Over the counter	0	45	0	45
	$0	$212	$0	$212

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(188)	0	(206)
Over the counter	0	(1,369)	0	(1,369)

	$(18)	$(1,557)	$0	$(1,575)

Total Financial Derivative Instruments	$(18)	$(1,345)	$0	$(1,363)

Totals	$22,542	$870,160	$55,165	$947,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,206	$0	$0	$0	$27	$0	$0	$2,233	$27
U.S. Government Agencies	0	1,595	0	0	0	0	0	0	1,595	0
Non-Agency Mortgage-Backed Securities	36,595	17,024	(3,472)	88	386	716	0	0	51,337	718

Totals	$36,595	$20,825	$(3,472)	$88	$386	$743	$0	$0	$55,165	$745

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,233	Proxy Pricing	Base Price	100.063 - 100.469
U.S. Government Agencies	1,595	Proxy Pricing	Base Price	99.688
Non-Agency Mortgage-Backed Securities	12,410	Proxy Pricing	Base Price	97.563 - 101.625
	38,927	Third Party Vendor	Broker Quote	93.000 - 96.750

Total	$55,165

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9% ¤
SHORT-TERM INSTRUMENTS 98.9%
COMMERCIAL PAPER 32.3%
Australia and New Zealand Bank
3.200% due 01/02/2019	$343,300	$343,300

REPURCHASE AGREEMENTS (c) 60.2%		638,548

U.S. TREASURY BILLS 6.4%
U.S. Treasury Bills
2.390% due 01/29/2019 (a)(b)	68,000	67,880

Total Short-Term Instruments (Cost $1,049,728)		1,049,728

Total Investments in Securities (Cost $1,049,728)		1,049,728

Total Investments 98.9% (Cost $1,049,728)		$1,049,728
Other Assets and Liabilities, net 1.1%		11,331

Net Assets 100.0%		$1,061,059

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	5.500%	12/31/2018	01/02/2019	$10,000	U.S. Treasury Bonds 2.875% due 11/15/2046	$(10,249)	$10,000	$10,003
BSN	3.100	12/31/2018	01/02/2019	89,300	U.S. Treasury Notes 2.500% due 05/15/2024	(91,350)	89,300	89,315
IND	3.200	12/31/2018	01/02/2019	13,900	U.S. Treasury Notes 2.250% due 02/15/2027	(14,239)	13,900	13,902
MBC	3.200	12/31/2018	01/02/2019	178,100	U.S. Treasury Notes 2.625% due 12/31/2023	(184,231)	178,100	178,132
NXN	3.150	12/31/2018	01/02/2019	100,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(102,560)	100,000	100,018
RDR	3.200	12/31/2018	01/02/2019	42,100	U.S. Treasury Notes 2.000% due 11/30/2022	(43,018)	42,100	42,107
SCX	3.100	12/31/2018	01/02/2019	119,200	U.S. Treasury Bonds 1.500% - 3.750% due 11/30/2019 - 11/15/2043	(121,987)	119,200	119,221
SSB	2.000	12/31/2018	01/02/2019	6,248	U.S. Treasury Notes 0.125% due 04/15/2020 (2)	(6,374)	6,248	6,249
SGY	3.200	12/31/2018	01/02/2019	79,700	U.S. Treasury Bonds 3.000% due 11/15/2045	(81,843)	79,700	79,714

Total Repurchase Agreements						$(655,851)	$638,548	$638,661

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(185) at a weighted average interest rate of 2.349%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Commercial Paper	$0	$343,300	$0	$343,300
Repurchase Agreements	0	638,548	0	638,548
U.S. Treasury Bills	0	67,880	0	67,880

Total Investments	$0	$1,049,728	$0	$1,049,728

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Getty Images, Inc.
6.022% (LIBOR03M + 3.500%) due 10/18/2019 ~		$11,730	$11,420

Total Loan Participations and Assignments (Cost $11,717)			11,420

CORPORATE BONDS & NOTES 91.2%
BANKING & FINANCE 7.9%
Ally Financial, Inc.
4.625% due 03/30/2025		7,500	7,294
5.125% due 09/30/2024		10,000	9,950
7.500% due 09/15/2020		20,000	20,800
8.000% due 03/15/2020		10,000	10,375
8.000% due 11/01/2031		15,553	17,327
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		3,000	2,873
Barclays PLC
7.750% due 09/15/2023 •(e)(f)		9,500	9,162
Blackstone CQP Holdco LP
6.000% due 08/18/2021		3,500	3,522
6.500% due 03/20/2021		16,750	16,876
BNP Paribas S.A.
7.375% due 08/19/2025 •(e)(f)		10,000	9,987
7.375% due 08/19/2025 •(e)		10,000	9,987
CIT Group, Inc.
5.000% due 08/15/2022 (i)		20,000	19,775
5.000% due 08/01/2023 (i)		15,000	14,737
6.125% due 03/09/2028 (i)		4,075	4,065
Credit Agricole S.A.
7.875% due 01/23/2024 •(e)(f)		10,000	10,018
7.875% due 01/23/2024 •(e)		20,000	20,036
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)		15,000	14,228
7.250% due 09/12/2025 •(e)(f)		2,000	1,892
7.500% due 07/17/2023 •(e)(f)		4,750	4,643
7.500% due 12/11/2023 •(e)		3,000	3,059
Equinix, Inc.
2.875% due 10/01/2025	EUR	3,000	3,308
5.375% due 05/15/2027		$10,000	9,800
5.750% due 01/01/2025		3,750	3,792
5.875% due 01/15/2026		7,000	7,070
ESH Hospitality, Inc.
5.250% due 05/01/2025		20,000	18,650
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		9,250	8,672
Freedom Mortgage Corp.
8.250% due 04/15/2025		10,000	8,600
GLP Capital LP
5.375% due 11/01/2023		5,000	5,087
5.375% due 04/15/2026		5,000	4,958
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		10,000	9,800
Howard Hughes Corp.
5.375% due 03/15/2025		11,500	10,867
Intesa Sanpaolo SpA
5.017% due 06/26/2024		15,000	13,589
5.710% due 01/15/2026		8,000	7,347
7.700% due 09/17/2025 •(e)(f)		5,000	4,488
Jefferies Finance LLC
6.875% due 04/15/2022		5,000	4,888
7.375% due 04/01/2020		5,000	5,006
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,650	5,742
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(e)(f)		33,000	31,921
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		8,000	7,280
4.500% due 01/15/2028		2,050	1,804
5.625% due 05/01/2024		10,000	9,938
Navient Corp.
5.625% due 08/01/2033		3,050	2,028
5.875% due 03/25/2021		8,300	7,978

5.875% due 10/25/2024	10,000	8,400
6.125% due 03/25/2024	20,000	17,250
6.500% due 06/15/2022	20,000	18,661
6.625% due 07/26/2021	1,750	1,693
6.750% due 06/25/2025	6,000	5,130
7.250% due 01/25/2022	7,000	6,781
8.000% due 03/25/2020	9,750	9,931
Provident Funding Associates LP
6.375% due 06/15/2025	9,000	8,190
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	13,331
5.750% due 05/01/2025	5,000	4,700
RHP Hotel Properties LP
5.000% due 04/15/2023	10,000	9,800
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(e)	15,095	18,661
SLM Corp.
5.125% due 04/05/2022	2,875	2,796
Springleaf Finance Corp.
5.625% due 03/15/2023	12,000	11,100
6.125% due 05/15/2022	4,000	3,899
6.875% due 03/15/2025	8,000	7,180
7.125% due 03/15/2026	10,000	8,944
Tempo Acquisition LLC
6.750% due 06/01/2025	10,000	9,300
Vantiv LLC
4.375% due 11/15/2025	7,500	6,890

		575,856

INDUSTRIALS 74.3%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	4,800
5.625% due 02/15/2023	4,000	3,810
6.500% due 03/01/2024	3,500	3,395
Actuant Corp.
5.625% due 06/15/2022	10,000	9,925
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000	15,400
ADT Security Corp.
3.500% due 07/15/2022	7,000	6,501
4.125% due 06/15/2023	20,000	18,350
4.875% due 07/15/2032	12,600	9,387
6.250% due 10/15/2021	3,000	3,056
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	12,500	12,281
AECOM
5.125% due 03/15/2027	10,000	8,600
5.875% due 10/15/2024	8,000	7,910
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	20,000	17,000
Alcoa Nederland Holding BV
6.125% due 05/15/2028	3,500	3,360
6.750% due 09/30/2024	4,000	4,080
7.000% due 09/30/2026	3,750	3,844
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	4,475
5.000% due 10/01/2024	5,000	4,819
Altice Financing S.A.
6.625% due 02/15/2023	20,000	19,250
7.500% due 05/15/2026	10,000	9,150
Altice Finco S.A.
7.625% due 02/15/2025	10,000	8,337
Altice France S.A.
6.250% due 05/15/2024	25,000	23,406
7.375% due 05/01/2026	22,000	20,240
8.125% due 02/01/2027	7,700	7,277
Altice Luxembourg S.A.
7.625% due 02/15/2025 (i)	20,000	15,025
7.750% due 05/15/2022	20,000	18,275
AMC Networks, Inc.
4.750% due 12/15/2022	5,000	4,900
4.750% due 08/01/2025	5,000	4,550
5.000% due 04/01/2024	7,000	6,650
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	7,500	7,444
5.875% due 05/15/2026	12,000	11,471
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	4,888
5.375% due 09/15/2024	7,500	7,106
Antero Resources Corp.
5.125% due 12/01/2022	5,000	4,719
5.375% due 11/01/2021	5,000	4,844
Apergy Corp.
6.375% due 05/01/2026	5,125	4,997

Aramark Services, Inc.
4.750% due 06/01/2026	7,000	6,598
5.000% due 02/01/2028	8,000	7,480
5.125% due 01/15/2024	2,500	2,481
Arconic, Inc.
5.125% due 10/01/2024	20,000	19,362
5.900% due 02/01/2027	5,000	4,800
5.950% due 02/01/2037	10,000	9,300
Ardagh Packaging Finance PLC
6.000% due 02/15/2025	11,000	10,182
7.250% due 05/15/2024	17,000	17,021
Ascent Resources Utica Holdings LLC
7.000% due 11/01/2026	8,375	7,621
Ashland LLC
4.750% due 08/15/2022	20,000	19,775
6.875% due 05/15/2043	10,000	9,900
Associated Materials LLC
9.000% due 01/01/2024	25,000	24,250
Avon International Operations, Inc.
7.875% due 08/15/2022	10,450	10,345
Ball Corp.
4.000% due 11/15/2023	3,125	3,047
5.250% due 07/01/2025	10,250	10,250
Bausch Health Cos., Inc.
5.500% due 03/01/2023	20,000	18,309
5.500% due 11/01/2025	20,000	18,725
5.625% due 12/01/2021	3,889	3,833
5.875% due 05/15/2023	25,000	23,219
6.500% due 03/15/2022	5,000	5,045
7.000% due 03/15/2024	10,000	10,125
9.000% due 12/15/2025	7,500	7,491
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026	7,275	6,911
BC Unlimited Liability Co.
4.250% due 05/15/2024	15,000	13,850
5.000% due 10/15/2025	25,850	23,847
BCD Acquisition, Inc.
9.625% due 09/15/2023	12,000	12,390
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	40,000	35,300
6.375% due 10/01/2023	10,000	9,950
Berry Global, Inc.
4.500% due 02/15/2026	5,000	4,588
5.125% due 07/15/2023	7,000	6,950
5.500% due 05/15/2022	5,000	4,994
6.000% due 10/15/2022	5,000	5,063
Boise Cascade Co.
5.625% due 09/01/2024	10,000	9,425
Bombardier, Inc.
5.750% due 03/15/2022	5,000	4,688
6.125% due 01/15/2023	3,000	2,820
7.500% due 03/15/2025	12,500	11,828
7.750% due 03/15/2020	3,000	3,056
8.750% due 12/01/2021	15,000	15,506
Boyd Gaming Corp.
6.000% due 08/15/2026	6,500	6,102
6.375% due 04/01/2026	10,000	9,712
6.875% due 05/15/2023	10,000	10,137
Bruin E&P Partners LLC
8.875% due 08/01/2023	8,000	7,150
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000	13,969
BWAY Holding Co.
5.500% due 04/15/2024	25,000	23,594
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,925
Caesars Resort Collection LLC
5.250% due 10/15/2025	40,000	34,500
Callon Petroleum Co.
6.125% due 10/01/2024	17,575	16,433
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (i)	4,500	4,185
Cascades, Inc.
5.500% due 07/15/2022	7,250	7,105
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	14,287
CBS Radio, Inc.
7.250% due 11/01/2024 (i)	14,000	13,090
CCO Holdings LLC
5.000% due 02/01/2028	15,000	13,837
5.125% due 02/15/2023	17,000	16,617
5.125% due 05/01/2027	10,000	9,339
5.250% due 09/30/2022	10,000	9,931
5.375% due 05/01/2025	12,000	11,535
5.500% due 05/01/2026	17,500	16,866
5.750% due 09/01/2023	7,750	7,731

5.750% due 02/15/2026	20,650	20,289
5.875% due 04/01/2024	22,000	21,945
5.875% due 05/01/2027	10,000	9,725
Centene Corp.
4.750% due 01/15/2025	3,500	3,351
5.375% due 06/01/2026	5,000	4,875
5.625% due 02/15/2021	7,500	7,537
6.125% due 02/15/2024	8,125	8,338
Central Garden & Pet Co.
5.125% due 02/01/2028	7,000	6,283
CF Industries, Inc.
5.150% due 03/15/2034	20,000	16,900
Change Healthcare Holdings LLC
5.750% due 03/01/2025	25,000	23,406
Chemours Co.
5.375% due 05/15/2027	5,750	5,204
6.625% due 05/15/2023	12,000	12,165
7.000% due 05/15/2025	13,500	13,669
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	17,500	16,586
5.875% due 03/31/2025	5,750	5,736
7.000% due 06/30/2024	15,250	16,127
Cheniere Energy Partners LP
5.250% due 10/01/2025	14,000	13,107
5.625% due 10/01/2026	4,000	3,750
Chesapeake Energy Corp.
6.125% due 02/15/2021	1,000	945
7.000% due 10/01/2024	5,000	4,350
8.000% due 01/15/2025 (i)	5,750	5,103
8.000% due 06/15/2027	2,750	2,324
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	18,194
Cirsa Finance International SARL
7.875% due 12/20/2023	7,500	7,458
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	25,000	24,975
7.625% due 03/15/2020	10,375	10,202
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	9,050
5.375% due 02/01/2025	6,000	5,445
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	5,595
5.750% due 03/01/2025	5,000	4,513
CNX Midstream Partners LP
6.500% due 03/15/2026	9,375	8,953
CNX Resources Corp.
5.875% due 04/15/2022	10,000	9,625
CommScope Technologies LLC
5.000% due 03/15/2027	10,000	8,125
6.000% due 06/15/2025	10,000	9,150
CommScope, Inc.
5.000% due 06/15/2021	5,000	4,969
5.500% due 06/15/2024	7,000	6,431
Community Health Systems, Inc.
5.125% due 08/01/2021	15,000	13,987
6.250% due 03/31/2023	13,500	12,319
8.625% due 01/15/2024	6,750	6,683
Constellium NV
5.750% due 05/15/2024	9,150	8,464
5.875% due 02/15/2026	12,500	11,156
Continental Resources, Inc.
5.000% due 09/15/2022	3,999	3,975
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	15,000	13,275
Core & Main LP
6.125% due 08/15/2025	30,000	26,775
Coty, Inc.
6.500% due 04/15/2026 (i)	10,000	8,625
Covey Park Energy LLC
7.500% due 05/15/2025	20,000	17,300
CPG Merger Sub LLC
8.000% due 10/01/2021	17,000	16,575
Crown Americas LLC
4.250% due 09/30/2026	8,050	7,255
4.500% due 01/15/2023	10,000	9,787
4.750% due 02/01/2026	8,950	8,514
CSC Holdings LLC
5.125% due 12/15/2021	10,000	9,825
5.250% due 06/01/2024	15,000	13,781
5.375% due 02/01/2028	3,000	2,767
5.500% due 05/15/2026	10,000	9,450
5.500% due 04/15/2027	12,000	11,190
6.625% due 10/15/2025	10,000	10,150
6.750% due 11/15/2021	12,000	12,330
10.125% due 01/15/2023	5,250	5,661

DAE Funding LLC
4.500% due 08/01/2022	5,000	4,813
5.000% due 08/01/2024	20,000	19,400
DaVita, Inc.
5.000% due 05/01/2025	15,000	13,669
5.125% due 07/15/2024	15,000	14,100
5.750% due 08/15/2022	5,000	4,988
DCP Midstream Operating LP
5.375% due 07/15/2025	5,250	5,145
Dell International LLC
5.875% due 06/15/2021	4,925	4,932
7.125% due 06/15/2024	5,750	5,855
Dell, Inc.
5.400% due 09/10/2040	4,950	4,084
6.500% due 04/15/2038	3,225	2,886
7.100% due 04/15/2028	2,405	2,489
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,165	3,483
5.700% due 10/15/2039	7,500	4,650
7.875% due 08/15/2025	10,000	8,350
Diamond Resorts International, Inc.
7.750% due 09/01/2023	12,500	12,047
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,500	7,275
5.375% due 05/31/2025	12,250	11,974
DISH DBS Corp.
5.000% due 03/15/2023	15,000	12,544
5.875% due 07/15/2022	25,000	23,094
5.875% due 11/15/2024	16,500	13,344
6.750% due 06/01/2021	12,000	11,906
7.750% due 07/01/2026	12,750	10,582
DJO Finance LLC
8.125% due 06/15/2021	17,000	17,552
10.750% due 04/15/2020	5,000	5,013
DKT Finance ApS
9.375% due 06/17/2023	7,000	7,193
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	12,000	12,062
Eldorado Resorts, Inc.
6.000% due 09/15/2026	12,250	11,607
EMC Corp.
3.375% due 06/01/2023	8,000	6,947
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,554
Endo Dac
6.000% due 07/15/2023	7,500	5,756
6.000% due 02/01/2025	10,000	7,225
Endo Finance LLC
5.375% due 01/15/2023	5,000	3,825
5.750% due 01/15/2022	8,000	6,700
7.250% due 01/15/2022	1,730	1,505
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026	7,500	6,900
Energizer Holdings, Inc.
5.500% due 06/15/2025	21,000	19,005
Energy Transfer LP
5.875% due 01/15/2024	5,000	5,117
7.500% due 10/15/2020	10,000	10,425
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,500	11,290
4.400% due 04/01/2024	2,000	1,887
5.450% due 06/01/2047	6,000	4,879
Ensco PLC
4.500% due 10/01/2024	9,000	5,895
5.200% due 03/15/2025	12,000	8,040
5.750% due 10/01/2044	20,000	11,278
7.750% due 02/01/2026	9,000	6,705
EW Scripps Co.
5.125% due 05/15/2025	7,000	6,440
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	2,500	1,838
7.375% due 05/15/2024	4,000	3,320
FAGE International S.A.
5.625% due 08/15/2026	6,000	5,153
First Data Corp.
5.000% due 01/15/2024	19,000	18,359
5.375% due 08/15/2023	6,875	6,772
5.750% due 01/15/2024	20,000	19,607
First Quality Finance Co., Inc.
4.625% due 05/15/2021	3,000	2,918
5.000% due 07/01/2025	5,500	4,936
First Quantum Minerals Ltd.
7.000% due 02/15/2021	5,000	4,809
7.250% due 05/15/2022	5,000	4,656
7.250% due 04/01/2023	10,000	8,837
7.500% due 04/01/2025	4,500	3,729

Flex Acquisition Co., Inc.
6.875% due 01/15/2025	15,000	13,425
7.875% due 07/15/2026	5,000	4,513
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	4,000	3,815
5.125% due 05/15/2024	2,500	2,309
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	5,000	4,900
3.550% due 03/01/2022	7,000	6,641
3.875% due 03/15/2023	15,000	13,912
4.000% due 11/14/2021	10,000	9,762
5.400% due 11/14/2034	25,000	19,812
Frontdoor, Inc.
6.750% due 08/15/2026	5,625	5,358
Gates Global LLC
6.000% due 07/15/2022	12,594	12,389
GCP Applied Technologies, Inc.
5.500% due 04/15/2026	14,000	13,685
Graphic Packaging International LLC
4.125% due 08/15/2024	5,000	4,725
4.875% due 11/15/2022	5,000	4,938
Gray Television, Inc.
5.125% due 10/15/2024	5,000	4,623
5.875% due 07/15/2026	5,000	4,674
Griffon Corp.
5.250% due 03/01/2022	15,000	13,631
Grinding Media, Inc.
7.375% due 12/15/2023	7,000	6,808
Gulfport Energy Corp.
6.000% due 10/15/2024	10,000	8,900
6.375% due 05/15/2025	10,000	8,887
6.625% due 05/01/2023	5,000	4,750
Hanesbrands, Inc.
4.625% due 05/15/2024	11,000	10,367
4.875% due 05/15/2026	14,000	12,687
HCA Healthcare, Inc.
6.250% due 02/15/2021	11,500	11,787
HCA, Inc.
4.750% due 05/01/2023	7,500	7,406
5.000% due 03/15/2024 (i)	15,000	14,887
5.250% due 04/15/2025 (i)	10,000	9,975
5.250% due 06/15/2026 (i)	30,000	29,850
5.375% due 02/01/2025	9,500	9,286
5.500% due 06/15/2047	15,000	14,250
5.875% due 03/15/2022	10,000	10,275
5.875% due 05/01/2023	20,000	20,300
7.500% due 02/15/2022	20,000	21,300
8.360% due 04/15/2024	3,000	3,315
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	4,000	3,820
5.750% due 09/01/2023	6,225	6,248
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026	11,250	10,828
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	5,000	4,750
4.875% due 04/01/2027	7,250	6,824
HudBay Minerals, Inc.
7.250% due 01/15/2023	5,000	4,963
7.625% due 01/15/2025	6,000	5,895
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	10,000	10,400
Huntsman International LLC
4.875% due 11/15/2020	7,000	7,053
5.125% due 11/15/2022	10,000	10,112
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)	11,000	10,120
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)	16,000	14,009
Indigo Natural Resources LLC
6.875% due 02/15/2026	10,000	8,650
INEOS Group Holdings S.A.
5.625% due 08/01/2024	10,000	8,892
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	7,000	6,125
8.000% due 02/15/2024	15,000	15,487
International Game Technology PLC
6.250% due 02/15/2022	10,000	10,075
6.250% due 01/15/2027	4,000	3,848
6.500% due 02/15/2025	20,000	19,800
IQVIA, Inc.
4.875% due 05/15/2023	15,000	14,775
5.000% due 10/15/2026	21,000	20,134
Jagged Peak Energy LLC
5.875% due 05/01/2026	12,000	11,220
Jaguar Holding Co.
6.375% due 08/01/2023	40,000	38,324

James Hardie International Finance DAC
5.000% due 01/15/2028	5,000	4,325
Jeld-Wen, Inc.
4.625% due 12/15/2025	15,000	13,162
4.875% due 12/15/2027	15,000	12,712
KAR Auction Services, Inc.
5.125% due 06/01/2025	10,000	9,075
KFC Holding Co.
4.750% due 06/01/2027	8,000	7,460
5.000% due 06/01/2024	8,750	8,466
5.250% due 06/01/2026	14,950	14,502
Kinetic Concepts, Inc.
7.875% due 02/15/2021	12,850	13,027
12.500% due 11/01/2021	15,000	16,125
L Brands, Inc.
5.625% due 02/15/2022	7,000	7,000
6.625% due 04/01/2021	10,000	10,300
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	3,900
4.875% due 11/01/2026	10,000	9,650
Lennar Corp.
4.750% due 11/29/2027	11,000	9,969
5.000% due 06/15/2027	15,000	13,856
5.250% due 06/01/2026	10,000	9,462
5.375% due 10/01/2022	9,000	9,011
6.625% due 05/01/2020	2,500	2,581
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	4,844
5.250% due 03/15/2026	16,750	15,368
5.375% due 01/15/2024	6,000	5,730
5.375% due 05/01/2025	10,000	9,400
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	10,425	9,930
LKQ Corp.
4.750% due 05/15/2023	10,000	9,550
Magnolia Oil & Gas Operating LLC
6.000% due 08/01/2026	10,000	9,700
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (i)	6,000	4,170
5.625% due 10/15/2023 (i)	3,000	2,295
5.750% due 08/01/2022 (i)	15,000	12,975
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026	5,000	4,844
Masonite International Corp.
5.625% due 03/15/2023	12,000	11,685
Matador Resources Co.
5.875% due 09/15/2026	12,500	11,531
Matterhorn Merger Sub LLC
8.500% due 06/01/2026	17,500	14,000
Matthews International Corp.
5.250% due 12/01/2025	10,000	9,325
MDC Holdings, Inc.
6.000% due 01/15/2043	5,000	3,925
MDC Partners, Inc.
6.500% due 05/01/2024	5,000	4,575
MGM Resorts International
4.625% due 09/01/2026	13,500	12,184
5.750% due 06/15/2025	7,000	6,790
6.000% due 03/15/2023	10,000	10,075
6.625% due 12/15/2021	20,000	20,550
6.750% due 10/01/2020	10,000	10,300
7.750% due 03/15/2022	20,000	21,325
Moog, Inc.
5.250% due 12/01/2022	14,375	14,303
MSCI, Inc.
4.750% due 08/01/2026	4,000	3,800
5.250% due 11/15/2024	8,000	8,000
5.375% due 05/15/2027	4,000	3,925
5.750% due 08/15/2025	11,000	11,137
Multi-Color Corp.
4.875% due 11/01/2025	10,000	8,575
6.125% due 12/01/2022	5,000	4,975
Murphy Oil Corp.
4.000% due 06/01/2022	5,000	4,694
4.450% due 12/01/2022	5,000	4,720
5.750% due 08/15/2025	6,000	5,622
Murphy Oil USA, Inc.
6.000% due 08/15/2023	10,000	10,087
Nabors Industries, Inc.
5.500% due 01/15/2023	5,000	3,993
5.750% due 02/01/2025	10,000	7,599
NCI Building Systems, Inc.
8.000% due 04/15/2026	25,000	22,969
NCR Corp.
4.625% due 02/15/2021	6,000	5,865
5.000% due 07/15/2022	10,875	10,304

6.375% due 12/15/2023		12,500	12,146
Netflix, Inc.
4.375% due 11/15/2026 (i)		22,500	20,475
4.875% due 04/15/2028		12,500	11,437
Newfield Exploration Co.
5.375% due 01/01/2026		7,250	7,123
5.625% due 07/01/2024		10,000	10,150
5.750% due 01/30/2022		5,000	5,063
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	4,688
5.875% due 11/15/2022		10,000	10,000
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,085
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		1,000	929
4.500% due 09/15/2027		11,000	9,831
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025 (i)		13,250	12,455
Nielsen Finance LLC
5.000% due 04/15/2022		6,750	6,480
Noble Holding International Ltd.
5.250% due 03/15/2042		1,500	881
6.200% due 08/01/2040		1,500	945
7.875% due 02/01/2026		15,000	12,844
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (a)	EUR	7,618	8,488
Novelis Corp.
5.875% due 09/30/2026		$22,000	19,525
6.250% due 08/15/2024		15,000	14,137
Nufarm Australia Ltd.
5.750% due 04/30/2026		10,000	9,165
Olin Corp.
5.000% due 02/01/2030		8,000	7,040
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		55,000	49,775
Pactiv LLC
7.950% due 12/15/2025		10,972	10,753
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		5,000	4,825
4.500% due 03/15/2023		25,000	23,437
5.250% due 08/15/2022		15,000	14,569
5.500% due 02/15/2024		10,000	9,675
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		10,000	9,550
PDC Energy, Inc.
5.750% due 05/15/2026		5,000	4,463
6.125% due 09/15/2024		500	464
Performance Food Group, Inc.
5.500% due 06/01/2024		7,000	6,799
PetSmart, Inc.
5.875% due 06/01/2025		6,000	4,365
7.125% due 03/15/2023		10,000	5,875
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026		7,775	7,678
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		20,000	18,850
5.875% due 09/30/2027		5,000	4,550
Pinnacle Operating Corp.
9.000% due 05/15/2023		642	434
Platform Specialty Products Corp.
5.875% due 12/01/2025		10,000	9,400
6.500% due 02/01/2022		5,000	5,019
Post Holdings, Inc.
5.000% due 08/15/2026		25,000	22,875
5.500% due 03/01/2025		5,000	4,818
5.625% due 01/15/2028		10,000	9,237
5.750% due 03/01/2027		21,000	19,792
8.000% due 07/15/2025		8,000	8,400
PQ Corp.
5.750% due 12/15/2025		3,750	3,488
6.750% due 11/15/2022		6,000	6,210
Precision Drilling Corp.
6.500% due 12/15/2021		457	428
7.750% due 12/15/2023		7,925	7,341
Prestige Brands, Inc.
5.375% due 12/15/2021		6,500	6,378
6.375% due 03/01/2024		10,000	9,700
Prime Security Services Borrower LLC
9.250% due 05/15/2023		17,958	18,564
PulteGroup, Inc.
4.250% due 03/01/2021		3,500	3,483
5.000% due 01/15/2027		5,000	4,544
5.500% due 03/01/2026		5,000	4,831
Qorvo, Inc.
5.500% due 07/15/2026		10,000	9,575

Qualitytech LP
4.750% due 11/15/2025		14,000	13,160
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (i)		10,000	7,825
Range Resources Corp.
4.875% due 05/15/2025		3,000	2,475
5.000% due 08/15/2022		5,000	4,494
5.000% due 03/15/2023		5,000	4,419
5.750% due 06/01/2021		5,000	4,863
RBS Global, Inc.
4.875% due 12/15/2025		20,000	18,250
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		12,000	11,595
8.250% due 11/15/2026		15,000	13,744
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		20,000	20,275
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (i)		7,050	3,772
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		17,000	16,214
5.750% due 10/15/2020		3,392	3,388
6.875% due 02/15/2021		4,335	4,341
7.000% due 07/15/2024		7,000	6,681
Rite Aid Corp.
6.125% due 04/01/2023		5,000	3,969
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		7,000	6,808
Rockies Express Pipeline LLC
5.625% due 04/15/2020		9,000	9,045
6.000% due 01/15/2019		5,000	5,003
Rowan Cos., Inc.
4.750% due 01/15/2024		12,250	9,310
4.875% due 06/01/2022		10,000	8,287
5.400% due 12/01/2042		4,250	2,529
5.850% due 01/15/2044		7,000	4,410
7.375% due 06/15/2025		7,500	6,056
7.875% due 08/01/2019		2,000	1,985
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,158
Scientific Games International, Inc.
5.000% due 10/15/2025		2,000	1,790
6.250% due 09/01/2020		15,100	14,571
10.000% due 12/01/2022		10,000	10,162
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000	9,125
Sealed Air Corp.
4.875% due 12/01/2022		5,000	4,969
5.125% due 12/01/2024		10,000	9,862
5.250% due 04/01/2023		7,000	7,053
5.500% due 09/15/2025		2,750	2,723
6.875% due 07/15/2033		6,710	6,727
Sensata Technologies BV
4.875% due 10/15/2023		10,000	9,762
5.000% due 10/01/2025		10,000	9,450
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	24,210
ServiceMaster Co. LLC
5.125% due 11/15/2024		15,750	14,923
7.250% due 03/01/2038		2,000	1,878
Sigma Holdco BV
5.750% due 05/15/2026	EUR	8,250	8,336
7.875% due 05/15/2026		$15,100	13,137
Simmons Foods, Inc.
5.750% due 11/01/2024		10,000	7,150
7.750% due 01/15/2024		2,500	2,525
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,438
5.375% due 04/01/2021		5,000	5,000
5.625% due 08/01/2024		10,000	9,400
5.875% due 03/15/2026		5,000	4,681
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000	4,588
5.375% due 04/15/2025		15,000	14,269
Sotera Health Holdings LLC
6.500% due 05/15/2023		13,250	12,720
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		12,500	11,781
Southwestern Energy Co.
6.200% due 01/23/2025		9,000	8,089
7.500% due 04/01/2026		12,500	11,875
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	14,320
6.125% due 12/15/2024		8,000	7,740
SPX FLOW, Inc.
5.625% due 08/15/2024		15,000	14,250
5.875% due 08/15/2026		20,000	18,700

Standard Industries, Inc.
4.750% due 01/15/2028		15,250	12,867
5.000% due 02/15/2027		7,000	6,143
5.375% due 11/15/2024		17,000	16,022
6.000% due 10/15/2025		20,000	19,257
Starfruit Finco BV
6.500% due 10/01/2026	EUR	5,000	5,319
8.000% due 10/01/2026 (i)		$10,000	9,275
Stars Group Holdings BV
7.000% due 07/15/2026		6,425	6,264
Station Casinos LLC
5.000% due 10/01/2025		10,000	9,075
Steel Dynamics, Inc.
5.000% due 12/15/2026		4,650	4,418
5.125% due 10/01/2021		10,225	10,225
5.500% due 10/01/2024		4,000	3,970
Suburban Propane Partners LP
5.750% due 03/01/2025		5,000	4,600
Sunoco LP
4.875% due 01/15/2023		8,475	8,284
5.500% due 02/15/2026		5,000	4,750
5.875% due 03/15/2028		5,000	4,689
Syniverse Holdings, Inc.
9.125% due 01/15/2019		940	932
T-Mobile USA, Inc.
4.500% due 02/01/2026		10,000	9,212
4.750% due 02/01/2028		10,000	9,087
6.375% due 03/01/2025		20,000	20,299
6.500% due 01/15/2026		17,000	17,382
Team Health Holdings, Inc.
6.375% due 02/01/2025 (i)		22,000	18,067
Teck Resources Ltd.
4.500% due 01/15/2021		15,000	15,019
6.000% due 08/15/2040		4,000	3,740
6.125% due 10/01/2035		20,000	19,200
6.250% due 07/15/2041		10,000	9,525
8.500% due 06/01/2024		4,000	4,295
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,430
5.500% due 09/15/2024		7,500	7,294
Teine Energy Ltd.
6.875% due 09/30/2022		10,000	9,750
Teleflex, Inc.
4.875% due 06/01/2026		6,250	6,000
5.250% due 06/15/2024		2,500	2,500
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		15,000	13,650
Tempur Sealy International, Inc.
5.500% due 06/15/2026		9,750	8,946
5.625% due 10/15/2023		10,000	9,675
Tenet Healthcare Corp.
4.375% due 10/01/2021		5,000	4,863
4.625% due 07/15/2024		10,000	9,337
5.125% due 05/01/2025		20,000	18,700
6.000% due 10/01/2020		5,000	5,081
6.750% due 06/15/2023 (i)		15,000	14,137
8.125% due 04/01/2022		15,000	15,094
Tennant Co.
5.625% due 05/01/2025		10,000	9,475
Terex Corp.
5.625% due 02/01/2025		10,000	9,325
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		6,000	5,518
3.150% due 10/01/2026		12,250	9,370
TransDigm, Inc.
6.000% due 07/15/2022		5,000	4,894
6.375% due 06/15/2026		12,000	11,205
6.500% due 07/15/2024		12,000	11,715
Transocean Guardian Ltd.
5.875% due 01/15/2024		9,575	9,216
Transocean Pontus Ltd.
6.125% due 08/01/2025		8,250	8,002
Transocean, Inc.
6.800% due 03/15/2038		10,000	6,700
7.250% due 11/01/2025		8,500	7,459
7.500% due 01/15/2026		6,000	5,295
7.500% due 04/15/2031		22,000	16,775
9.000% due 07/15/2023		25,000	24,969
TreeHouse Foods, Inc.
4.875% due 03/15/2022		5,000	4,938
6.000% due 02/15/2024 (i)		5,000	4,969
Tribune Media Co.
5.875% due 07/15/2022		10,000	10,100
Triumph Group, Inc.
4.875% due 04/01/2021		7,500	6,769
7.750% due 08/15/2025		7,000	6,195

U.S. Concrete, Inc.
6.375% due 06/01/2024	15,000	13,875
U.S. Foods, Inc.
5.875% due 06/15/2024	15,000	14,644
United Rentals North America, Inc.
4.625% due 07/15/2023	2,750	2,709
4.625% due 10/15/2025	6,000	5,370
4.875% due 01/15/2028	10,000	8,800
5.500% due 07/15/2025	12,000	11,340
5.500% due 05/15/2027	15,500	14,415
5.875% due 09/15/2026	5,000	4,731
6.500% due 12/15/2026	3,750	3,703
Unitymedia GmbH
6.125% due 01/15/2025	15,000	15,148
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	13,500	13,257
Univar USA, Inc.
6.750% due 07/15/2023 (i)	10,000	9,912
Univision Communications, Inc.
5.125% due 05/15/2023	10,000	9,000
5.125% due 02/15/2025	32,500	28,600
6.750% due 09/15/2022	3,224	3,263
UPC Holding BV
5.500% due 01/15/2028	20,000	18,150
UPCB Finance Ltd.
5.375% due 01/15/2025	15,000	14,064
USA Compression Partners LP
6.875% due 04/01/2026	5,000	4,825
USG Corp.
4.875% due 06/01/2027	10,000	10,100
5.500% due 03/01/2025	20,000	20,225
Valeant Pharmaceuticals International
8.500% due 01/31/2027	10,000	9,725
9.250% due 04/01/2026	12,500	12,531
VeriSign, Inc.
4.625% due 05/01/2023	7,000	6,913
4.750% due 07/15/2027	5,000	4,708
5.250% due 04/01/2025	6,250	6,211
Versum Materials, Inc.
5.500% due 09/30/2024	11,000	10,917
ViaSat, Inc.
5.625% due 09/15/2025	12,000	11,100
Videotron Ltd.
5.000% due 07/15/2022	10,000	9,987
5.125% due 04/15/2027	7,250	6,869
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	7,550
6.000% due 10/15/2024	10,000	9,642
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	20,000	18,400
5.500% due 08/15/2026	13,500	12,519
Welbilt, Inc.
9.500% due 02/15/2024	10,000	10,737
WellCare Health Plans, Inc.
5.250% due 04/01/2025	7,025	6,788
5.375% due 08/15/2026	7,500	7,256
WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	3,965
5.375% due 06/15/2024	10,000	9,462
West Street Merger Sub, Inc.
6.375% due 09/01/2025	26,000	23,140
Whiting Petroleum Corp.
5.750% due 03/15/2021	5,000	4,775
6.625% due 01/15/2026	5,500	4,744
WildHorse Resource Development Corp.
6.875% due 02/01/2025	10,000	9,500
Wind Tre SpA
5.000% due 01/20/2026	34,000	28,178
WMG Acquisition Corp.
5.000% due 08/01/2023	8,500	8,298
WPX Energy, Inc.
5.250% due 09/15/2024	5,000	4,550
5.750% due 06/01/2026	4,000	3,640
6.000% due 01/15/2022	7,000	6,843
8.250% due 08/01/2023	5,000	5,250
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	9,925
5.625% due 10/01/2024	9,000	8,989
Wynn Las Vegas LLC
5.250% due 05/15/2027	20,000	17,625
5.500% due 03/01/2025	20,000	18,700
Wynn Macau Ltd.
5.500% due 10/01/2027	5,000	4,363
XPO Logistics, Inc.
6.500% due 06/15/2022	9,000	8,955

Yum! Brands, Inc.
6.875% due 11/15/2037	5,250	5,171
Zayo Group LLC
5.750% due 01/15/2027	17,000	15,215
6.375% due 05/15/2025	2,000	1,868
Ziggo Bond Co. BV
5.875% due 01/15/2025	10,000	9,075
Ziggo BV
5.500% due 01/15/2027	20,000	17,950

		5,384,915

UTILITIES 9.0%
AmeriGas Partners LP
5.500% due 05/20/2025	7,500	6,900
5.750% due 05/20/2027	4,000	3,560
Antero Midstream Partners LP
5.375% due 09/15/2024	6,000	5,625
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	19,400
6.625% due 07/15/2026	5,125	4,792
Calpine Corp.
5.250% due 06/01/2026	15,000	13,744
5.375% due 01/15/2023	16,875	15,862
5.750% due 01/15/2025	20,000	18,350
CenturyLink, Inc.
5.800% due 03/15/2022	15,000	14,512
6.450% due 06/15/2021	10,000	10,013
7.500% due 04/01/2024 (i)	10,000	9,675
Clearway Energy Operating LLC
5.000% due 09/15/2026	10,000	9,025
5.375% due 08/15/2024	2,000	1,910
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,885
5.875% due 07/01/2025	10,000	9,238
6.000% due 01/01/2027	5,000	4,500
CrownRock LP
5.625% due 10/15/2025	20,000	18,075
Embarq Corp.
7.995% due 06/01/2036	7,500	6,825
Frontier Communications Corp.
6.875% due 01/15/2025 (i)	12,000	6,150
8.500% due 04/01/2026	5,500	4,826
10.500% due 09/15/2022	10,000	7,000
11.000% due 09/15/2025	6,000	3,765
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,450
6.000% due 05/15/2023	9,000	8,348
6.250% due 05/15/2026	10,000	8,625
6.500% due 10/01/2025	5,000	4,425
6.750% due 08/01/2022	10,000	9,800
Jonah Energy LLC
7.250% due 10/15/2025 (i)	14,000	9,100
NGL Energy Partners LP
6.125% due 03/01/2025	5,000	4,325
7.500% due 11/01/2023	5,000	4,825
NGPL PipeCo LLC
4.375% due 08/15/2022	6,175	6,082
4.875% due 08/15/2027	8,400	7,949
NRG Energy, Inc.
6.250% due 05/01/2024	10,000	10,187
6.625% due 01/15/2027	20,000	20,225
NSG Holdings LLC
7.750% due 12/15/2025	20,574	21,808
Parsley Energy LLC
5.250% due 08/15/2025	5,000	4,550
5.375% due 01/15/2025	15,000	13,875
5.625% due 10/15/2027	10,000	9,138
6.250% due 06/01/2024	8,000	7,780
Red Oak Power LLC
9.200% due 11/30/2029	3,795	4,753
Sprint Capital Corp.
8.750% due 03/15/2032	20,000	21,150
Sprint Communications, Inc.
6.000% due 11/15/2022	15,000	14,757
7.000% due 03/01/2020	5,000	5,138
7.000% due 08/15/2020	20,000	20,526
Sprint Corp.
7.125% due 06/15/2024	15,000	14,903
7.250% due 09/15/2021	15,000	15,390
7.625% due 02/15/2025	14,000	14,035
7.875% due 09/15/2023	40,000	41,150
Talen Energy Supply LLC
6.500% due 06/01/2025	8,500	6,078

Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	9,650
Targa Resources Partners LP
4.250% due 11/15/2023	12,000	11,145
5.000% due 01/15/2028	10,000	9,075
5.250% due 05/01/2023	5,000	4,913
5.875% due 04/15/2026	7,500	7,331
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,500	11,345
7.200% due 07/18/2036	6,000	5,760
Telecom Italia SpA
5.303% due 05/30/2024	15,000	14,306
TerraForm Power Operating LLC
4.250% due 01/31/2023	12,000	11,250
5.000% due 01/31/2028	15,000	13,256
6.625% due 06/15/2025 Ø	3,150	3,193
Transocean Proteus Ltd.
6.250% due 12/01/2024	6,800	6,545
Vistra Energy Corp.
5.875% due 06/01/2023	2,000	2,010
7.375% due 11/01/2022	10,000	10,350
7.625% due 11/01/2024	10,000	10,575
Vistra Operations Co. LLC
5.500% due 09/01/2026	11,500	11,112

		649,820

Total Corporate Bonds & Notes (Cost $6,996,521)		6,610,591

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
4.179% due 10/25/2035 ^~	34	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.871% due 02/20/2036 ^~	87	74
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	3	3
First Horizon Alternative Mortgage Securities Trust
4.214% due 10/25/2034 ~	20	20
GreenPoint Mortgage Funding Trust
2.706% due 10/25/2046 ^•	527	450
2.706% due 12/25/2046 ^•	412	375
GSR Mortgage Loan Trust
4.545% due 04/25/2035 ~	19	19
HarborView Mortgage Loan Trust
4.105% due 08/19/2036 ^~	67	62
Lehman XS Trust
2.746% due 09/25/2046 ^•	19	15
Residential Accredit Loans, Inc. Trust
5.107% due 09/25/2035 ^~	75	68
Structured Asset Mortgage Investments Trust
2.716% due 05/25/2036 •	1,034	948
2.720% due 07/19/2035 •	28	28
TBW Mortgage-Backed Trust
6.015% due 07/25/2037 Ø	226	155
WaMu Mortgage Pass-Through Certificates Trust
2.916% due 12/25/2045 •	211	209

Total Non-Agency Mortgage-Backed Securities (Cost $1,980)		2,455

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	329	158
NovaStar Mortgage Funding Trust
2.606% due 03/25/2037 •	71	33

Total Asset-Backed Securities (Cost $303)		191

	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Local Insight Media Holdings, Inc. «(g)	6,323	74

HEALTH CARE 0.1%
NVHL S.A. ‘A’ «(b)(g)	170,260	313
NVHL S.A. ‘B’ «(b)(g)	170,260	312
NVHL S.A. ‘C’ «(b)(g)	170,260	312
NVHL S.A. ‘D’ «(b)(g)	170,260	312
NVHL S.A. ‘E’ «(b)(g)	170,260	312
NVHL S.A. ‘F’ «(b)(g)	170,260	312
NVHL S.A. ‘G’ «(b)(g)	170,260	312
NVHL S.A. ‘H’ «(b)(g)	170,260	312

NVHL S.A. ‘I’ «(b)(g)	170,260	312
NVHL S.A. ‘J’ «(b)(g)	170,260	312

		3,121

Total Common Stocks (Cost $5,538)		3,195

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	2,421,000	1,248

Total Warrants (Cost $0)		1,248

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% «(g)	657,554	308

Total Preferred Securities (Cost $438)		308

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.1%		9,501

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
2.360% due 01/31/2019 - 03/14/2019 (c)(d)(k)(m)	$9,692	9,660

Total Short-Term Instruments (Cost $19,162)		19,161

Total Investments in Securities (Cost $7,035,659)		6,648,569

	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short Asset Portfolio	7,545,222	74,864
PIMCO Short-Term Floating NAV Portfolio III	62,355,449	616,321

Total Short-Term Instruments (Cost $691,762)		691,185

Total Investments in Affiliates (Cost $691,762)		691,185

Total Investments 101.2% (Cost $7,727,421)		$7,339,754
Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $12,284)		(5,013)
Other Assets and Liabilities, net (1.1)%		(82,732)

Net Assets 100.0%		$7,252,009

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$74	0.00%
NVHL S.A. ‘A’	03/09/2012	553	313	0.01
NVHL S.A. ‘B’	03/09/2012	553	312	0.01
NVHL S.A. ‘C’	03/09/2012	554	312	0.01
NVHL S.A. ‘D’	03/09/2012	554	312	0.01
NVHL S.A. ‘E’	03/09/2012	554	312	0.01
NVHL S.A. ‘F’	03/09/2012	554	312	0.00
NVHL S.A. ‘G’	03/09/2012	554	312	0.00
NVHL S.A. ‘H’	03/09/2012	554	312	0.00
NVHL S.A. ‘I’	03/09/2012	554	312	0.00
NVHL S.A. ‘J’	03/09/2012	554	312	0.00
Pinnacle Agriculture Holdings LLC	08/20/2014 - 09/05/2014	438	308	0.00

		$5,976	$3,503	0.05%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$9,501	U.S. Treasury Notes 2.875% due 09/30/2023	$(9,693)	$9,501	$9,502

Total Repurchase Agreements						$(9,693)	$9,501	$9,502

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	12/18/2018	TBD	(3)	$(574)	$(574)
	(0.375)	06/29/2018	TBD	(3)	(2,312)	(2,308)
	0.000	11/07/2018	TBD	(3)	(5,957)	(5,957)
	0.000	12/13/2018	TBD	(3)	(17,073)	(17,073)
	0.875	12/24/2018	TBD	(3)	(1,780)	(1,780)
	1.000	12/24/2018	TBD	(3)	(8,867)	(8,869)
	1.250	12/24/2018	TBD	(3)	(3,812)	(3,813)
	1.250	12/28/2018	TBD	(3)	(13,938)	(13,940)
	1.700	12/24/2018	TBD	(3)	(3,261)	(3,262)
	1.750	12/24/2018	TBD	(3)	(4,743)	(4,745)
	1.850	12/24/2018	TBD	(3)	(5,778)	(5,781)
	1.950	12/24/2018	TBD	(3)	(9,197)	(9,201)
	2.000	12/24/2018	TBD	(3)	(15,856)	(15,864)
	2.050	12/24/2018	TBD	(3)	(5,765)	(5,768)
	2.150	12/24/2018	TBD	(3)	(4,749)	(4,752)
	2.350	12/24/2018	TBD	(3)	(12,901)	(12,909)
RDR	0.250	12/04/2018	TBD	(3)	(4,217)	(4,218)
	1.750	09/28/2018	10/23/2019		(3,749)	(3,767)
RTA	3.200	12/24/2018	01/25/2019		(82,483)	(82,549)

Total Reverse Repurchase Agreements						$(207,130)

(i)	Securities with an aggregate market value of $226,272 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(152,914) at a weighted average interest rate of 0.756%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$119.500	01/25/2019	1,366	$1,366	$(308)	$(51)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	121.500	01/25/2019	940	940	(242)	(681)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.000	01/25/2019	426	426	(106)	(198)

Total Written Options					$(656)	$(930)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$25,000	$1,681	$(809)	$872	$33	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	120,000	8,064	(4,162)	3,902	174	0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	70,000	4,276	(2,728)	1,548	116	0

Total Swap Agreements					$14,021	$(7,699)	$6,322	$323	$0

(k)

Securities with an aggregate market value of $3,212 and cash of $15,530 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	25,849		$29,511	$0	$(125)
CBK	01/2019	GBP	917		1,168	0	(1)
	02/2019		$1,127	CHF	1,125	22	0
GLM	01/2019	EUR	540		$618	0	(1)

Total Forward Foreign Currency Contracts						$22	$(127)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	09/20/2019	$25,000	$(78)	$(588)	$0	$(666)
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	50,000	(276)	(914)	0	(1,190)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	50,000	(269)	(656)	0	(925)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	25,000	(135)	(258)	0	(393)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	60,000	(323)	(804)	0	(1,127)

Total Swap Agreements								$(1,081)	$(3,220)	$0	$(4,301)

(m)

Securities with an aggregate market value of $5,494 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,420	$0	$11,420
Corporate Bonds & Notes
Banking & Finance	0	575,856	0	575,856
Industrials	0	5,384,915	0	5,384,915
Utilities	0	649,820	0	649,820
Non-Agency Mortgage-Backed Securities	0	2,455	0	2,455
Asset-Backed Securities	0	191	0	191
Common Stocks
Communication Services	0	0	74	74
Health Care	0	0	3,121	3,121
Warrants
Information Technology	0	0	1,248	1,248
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	9,501	0	9,501
U.S. Treasury Bills	0	9,660	0	9,660
	$0	$6,643,818	$4,751	$6,648,569

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$691,185	$0	$0	$691,185

Total Investments	$691,185	$6,643,818	$4,751	$7,339,754

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	323	0	323
Over the counter	0	22	0	22
	$0	$345	$0	$345

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(732)	0	(930)
Over the counter	0	(4,428)	0	(4,428)

	$(198)	$(5,160)	$0	$(5,358)

Total Financial Derivative Instruments	$(198)	$(4,815)	$0	$(5,013)

Totals	$690,987	$6,639,003	$4,751	$7,334,741

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104,7% ¤
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.0%
Illinois Receivables Trust
8.250% due 07/01/2019 «	$504	$506

INDUSTRIALS 1.1%
Toledo Hospital
5.325% due 11/15/2028	13,000	13,207

Total Corporate Bonds & Notes (Cost $13,504)		13,713

MUNICIPAL BONDS & NOTES 97.1%
ALABAMA 2.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	857
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	8,418
6.500% due 10/01/2053	8,750	10,255
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,100	5,827
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.424% due 06/01/2049 ~	2,000	1,987
4.000% due 06/01/2049	2,000	2,093

		29,437

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	1,400	70

ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,003
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,500
6.000% due 01/01/2048	6,000	6,030
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
5.000% due 09/01/2042 (a)	4,000	4,416
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2047	4,150	4,152

		19,101

CALIFORNIA 9.7%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	29,695	4,634
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,575
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,533
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (f)	23,750	26,266
California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,103
7.750% due 04/01/2031	705	782
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,066
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	1,650	1,628
5.000% due 12/31/2035	1,500	1,670
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,965	2,984
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,008

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,608
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	776
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,049
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	756
5.000% due 06/01/2046	2,590	2,626
5.000% due 06/01/2051	1,000	1,007
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	514
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,011
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,003
5.500% due 12/01/2058	5,850	6,276
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,549
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,313
5.000% due 09/01/2034	1,300	1,372
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,013
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	6,929
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,142
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	11,260	10,857
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	250	305
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,027
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,072
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,760
6.250% due 10/01/2040	1,000	1,171
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
0.000% due 06/01/2045 (c)	14,000	2,497
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	18,000	2,666
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,074
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	535

		118,657

COLORADO 2.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (f)	3,000	3,107
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,333
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,159
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043 (f)	7,000	7,162
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	521
5.750% due 12/01/2045	1,000	1,041
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,585
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	730
5.000% due 12/01/2045	1,250	1,252
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	881
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,721
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	758
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	863
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,520
7.500% due 12/15/2047	2,000	1,979

		29,612

CONNECTICUT 0.0%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	545	573

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	438
Kent County, Delaware Revenue Bonds, Series 2018
5.000% due 07/01/2058	750	784

		1,222

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.545% due 08/01/2037	9,950	9,950
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	979
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	125	135

		11,064

FLORIDA 5.0%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,128
8.000% due 10/01/2046	1,250	1,405
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,063
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,494
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.250% due 07/01/2048	500	511
7.500% due 07/01/2053	1,000	953
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	155	161
Florida Development Finance Corp., Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,051
5.625% due 01/01/2047	13,500	13,926
6.125% due 06/15/2047	5,360	5,397
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,250	2,282
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,694
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	3,000	3,062
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,126
Pompano Beach, Florida General Obligation Bonds, Series 2018
4.000% due 07/01/2043	6,000	6,187
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,747
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (f)	3,000	3,358
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,592
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,675	1,860

		60,997

GEORGIA 4.0%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	500	483
7.000% due 01/01/2040	11,000	10,775
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,975
4.125% due 11/01/2045	2,000	1,970
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,672
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2018
4.000% due 04/01/2048	13,505	14,238
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.324% (0.67*US0001M + 0.750%) due 04/01/2048 ~	11,000	10,879

		48,992

ILLINOIS 12.2%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	956
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	5,982
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,195
5.000% due 12/01/2032	4,000	4,139
5.000% due 12/01/2046	5,000	4,985
Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	2,000	2,112

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,428
5.000% due 01/01/2048	23,300	25,689
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,394
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,497
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,367
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,434
6.000% due 01/01/2038	8,000	8,918
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,020
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(b)	1,775	426
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	489
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,677
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,557
Illinois Finance Authority Revenue Bonds, Series 2017
4.250% due 12/01/2027 «	25	15
5.000% due 12/01/2037	3,150	1,939
5.250% due 12/01/2052	4,725	2,705
6.250% due 12/01/2052	1,480	665
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,750	1,709
5.000% due 12/01/2053	1,250	1,196
5.800% due 12/01/2053	970	925
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,553
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,771
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,815
5.250% due 02/01/2028	2,500	2,503
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,832
4.000% due 06/01/2032	3,170	2,999
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,036
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,010
5.000% due 05/01/2042	3,000	3,090
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,211
5.000% due 11/01/2026	4,000	4,294
Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2026	4,235	4,546
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,000	2,589
3.000% due 06/15/2033	2,785	2,331
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (c)	6,035	4,589
0.000% due 06/15/2045 (c)	10,000	3,027
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (d)	2,500	1,375
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	899

		148,889

INDIANA 1.1%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,418
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,039
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	389
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,173
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,000
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,500
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	1,002

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,245	1,360

		12,981

IOWA 0.6%
Cedar Rapids, Lowa Revenue Bonds, (AMBAC Insured), Series 2003
3.353% due 08/15/2032	950	950
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	1,974	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,000
6.500% due 06/01/2023	1,530	1,552

		7,586

KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	3,835	863
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	512
5.250% due 12/01/2036	500	515
5.375% due 12/01/2046	1,125	1,163
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018
4.500% due 06/01/2040	1,250	1,233

		4,286

KENTUCKY 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,301
5.000% due 08/15/2046	3,350	3,540

		8,841

LOUISIANA 0.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (f)	7,000	7,178
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,106
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	500

		8,784

MAINE 0.6%
Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033	2,000	2,037
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,400	5,704

		7,741

MARYLAND 0.9%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,794
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	256
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,665

		10,715

MASSACHUSETTS 0.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,684
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,675
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	470	482

		6,841

MICHIGAN 2.3%
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,159
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,889
5.000% due 07/01/2033	2,000	2,195
5.000% due 07/01/2044	4,500	4,809
Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 11/15/2041	3,000	3,236

Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,126
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	950	702
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	145,250	3,804

		27,920

MINNESOTA 1.0%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	754
5.000% due 08/01/2046	1,500	1,500
5.000% due 08/01/2051	1,115	1,106
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	835
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	5,000	5,130
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	571
5.000% due 05/01/2053	2,500	2,571

		12,467

MISSOURI 0.4%
Ferguson, Missouri Certificates of Participation Notes, Series 2013
2.625% due 04/01/2023	335	277
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	223
5.550% due 10/01/2036	45	39
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018
5.000% due 08/15/2042	1,400	1,390
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	251
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,460	2,614

		4,794

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	108
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,533

		1,641

NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,389

NEVADA 1.2%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,240
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,500	2,405
Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038	4,125	4,136
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	42,500	4,388

		14,169

NEW JERSEY 4.6%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,666
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,299
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.260% (MUNIPSA + 1.550%) due 09/01/2027 ~	2,500	2,464
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,599
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,692
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	2,250	2,488
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,626
5.250% due 06/15/2041	1,000	1,068
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.340% (0.7*US0001M + 0.700%) due 01/01/2024 ~	9,000	9,022
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,666

Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	5,700
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	20,000	20,531

		56,821

NEW YORK 8.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,664
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,120
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (f)	1,750	1,681
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,110
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (f)	3,500	3,602
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (f)	2,000	1,929
New York City, New York General Obligation Bonds, Series 2018
4.000% due 12/01/2041	3,000	3,104
5.000% due 12/01/2038	3,000	3,475
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2008
1.580% due 02/15/2026	180	180
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 08/01/2036	6,555	7,639
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	70,000	2,827
New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	18,000	1,115
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,220
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	8,675	8,914
5.375% due 11/15/2040	4,000	4,202
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	531
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	6,000	6,053
New York Transportation Development Corp., Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,194
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2033	3,000	3,337
5.000% due 01/01/2036	6,000	6,597
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	6,000	5,785
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	8,891
5.000% due 06/01/2034	1,500	1,641
5.000% due 06/01/2041	2,500	2,583
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	945
5.250% due 09/15/2053	2,500	2,331

		97,670

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	589

OHIO 7.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	20,000	1,139
0.000% due 06/01/2052 (c)	63,000	1,716
5.125% due 06/01/2024	31,850	29,748
5.375% due 06/01/2024	2,870	2,707
5.750% due 06/01/2034	655	624
6.250% due 06/01/2037	3,175	3,159
6.500% due 06/01/2047	14,100	14,099
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,055
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.500% due 12/01/2053	4,500	4,886
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047	6,000	6,075
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,424
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.750% due 12/01/2052	1,750	1,810
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038	3,385	3,332
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,532

Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.500% due 01/15/2048	4,000	4,032
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2033 (f)	5,000	5,265
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,531

		89,134

OKLAHOMA 0.5%
Oklahoma Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2048	3,000	3,060
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	790	356
6.875% due 11/01/2046 ^(b)	1,625	731
7.000% due 11/01/2051 ^(b)	3,250	1,462

		5,609

OREGON 0.7%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,583
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018
5.000% due 05/15/2052	355	368
Oregon State Business Development Commission Revenue Bonds, Series 2017
6.500% due 04/01/2031	6,250	6,187
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	214

		8,352

PENNSYLVANIA 4.4%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,295
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 05/01/2042	3,000	3,139
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,500	6,693
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,135
5.000% due 06/01/2035	4,000	4,491
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,073
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,656
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (f)	6,000	6,662
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,544
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	2,212
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.684% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,001
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	514
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	424
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 06/01/2036	5,750	6,293
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	2,500	2,439
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	755

		53,326

PUERTO RICO 4.8%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	304
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
6.500% due 07/01/2040 ^(b)	4,000	2,160
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(b)	10,050	5,427
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	3,157	2,123
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.125% due 07/01/2047	2,495	2,524
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	8,340	7,986
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012
5.250% due 07/01/2042	5,000	4,613
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^	5,000	1,681
6.300% due 07/01/2038	2,000	673

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,575
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(b)	10	6
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	10	6
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(b)	20	13
5.000% due 07/01/2021 ^(b)	505	314
5.000% due 07/01/2022 ^(b)	50	31
5.000% due 07/01/2026 ^(b)	10	6
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	34
5.500% due 07/01/2020 ^(b)	10	6
5.500% due 07/01/2021 ^(b)	55	34
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	62
3.875% due 07/01/2023 ^(b)	75	47
4.375% due 07/01/2021 ^(b)	45	28
4.500% due 07/01/2023 ^(b)	15	9
4.600% due 07/01/2024 ^(b)	50	31
4.625% due 07/01/2025 ^(b)	35	22
4.750% due 07/01/2026 ^(b)	245	153
4.750% due 07/01/2027 ^(b)	50	31
5.000% due 07/01/2021 ^(b)	60	37
5.000% due 07/01/2022 ^(b)	35	22
5.000% due 07/01/2024 ^(b)	50	31
5.000% due 07/01/2025 ^(b)	25	16
5.000% due 07/01/2026 ^(b)	65	40
5.250% due 07/01/2022 ^(b)	40	24
5.250% due 07/01/2025 ^(b)	25	16
5.250% due 07/01/2026 ^(b)	670	417
5.250% due 07/01/2027 ^(b)	140	87
5.250% due 07/01/2030 ^(b)	15	9
5.250% due 07/01/2031 ^(b)	30	19
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	3,500	2,179
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(b)	20	13
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(b)	75	47
3.500% due 07/01/2020 ^(b)	395	246
4.100% due 07/01/2019 ^(b)	100	62
5.000% due 07/01/2019 ^(b)	60	37
5.000% due 07/01/2020 ^(b)	20	12
5.250% due 07/01/2020 ^(b)	140	87
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	10,000	10,554
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2010
5.375% due 08/01/2039 ^(b)	2,000	933
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2011
5.250% due 08/01/2040 ^(b)	5,280	4,105
5.250% due 08/01/2043 ^(b)	1,700	793

		58,146

RHODE ISLAND 0.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	2,500	2,507

TENNESSEE 0.7%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,032
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,023
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,656
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	530
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	888
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	1,545	1,712

		8,841

TEXAS 8.9%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,842
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,078
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	539

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,095
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	3,000	3,036
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,620
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.423% (0.67*US0003M + 0.670%) due 08/15/2035 ~	3,900	3,565
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	264
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,759
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
0.000% due 08/16/2030 (c)	2,560	1,793
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,138
5.000% due 07/01/2046	1,500	1,570
5.250% due 07/01/2036	400	420
5.750% due 07/01/2051	1,000	1,069
7.000% due 07/01/2051	1,450	1,448
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
6.000% due 07/01/2026	115	115
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (f)	500	523
4.000% due 08/15/2035 (f)	1,300	1,353
4.000% due 08/15/2036 (f)	1,100	1,138
4.000% due 08/15/2037 (f)	1,500	1,545
4.000% due 08/15/2040	7,694	4,694
5.000% due 01/01/2047	2,000	2,001
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,001
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,040
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	6,654
5.000% due 01/01/2048	4,000	4,409
North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	4,800	5,305
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	515
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	18,750	19,423
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,016
5.500% due 01/01/2032	500	516
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	95
6.000% due 09/15/2046	235	220
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2048	5,000	5,135
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,257
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.738% (0.67*US0003M + 0.870%) due 09/15/2027 ~	2,085	2,066
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,190	8,223
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	5,108	5,192
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,089
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,550

		108,311

U.S. VIRGIN ISLANDS 0.6%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2025	1,250	1,266
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	2,000	2,019
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (g)	2,580	2,609
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2013
5.000% due 10/01/2024	1,050	1,066

		6,960

UTAH 0.1%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,320	1,320

VIRGINIA 0.5%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,487	2,310

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	554	509
6.050% due 03/01/2054 ^(b)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,323
Virginia Small Business Financing Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,017

		6,276

WASHINGTON 2.7%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,001
Kalispel Tribe of Indians, Washington Revenue Bonds, Series 2018
5.250% due 01/01/2038	1,435	1,511
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (f)	6,390	6,605
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	252
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	10,000	9,739
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (f)	3,500	4,116
5.000% due 10/01/2032 (f)	3,000	3,512
5.000% due 10/01/2033 (f)	3,500	4,074
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,525	1,534
5.000% due 07/01/2053	1,200	1,204

		33,548

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043	4,000	4,096
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027	1,000	987
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	61,000	3,432
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (f)	2,610	2,693

		11,208

WISCONSIN 3.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	1,750	1,805
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	776
7.000% due 11/01/2046	3,500	3,714
7.000% due 01/01/2050	4,750	5,575
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,962
6.125% due 01/01/2033	3,300	3,452
6.250% due 01/01/2038	1,675	1,734
6.375% due 01/01/2048	3,750	3,868
7.000% due 07/01/2048	5,000	5,292
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,176
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (f)	3,000	3,035

		36,389

Total Municipal Bonds & Notes (Cost $1,170,238)		1,187,776

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.1%
		855

U.S. TREASURY BILLS 0.1%
2.325% due 01/31/2019 (c)(e)(j)	738	737

Total Short-Term Instruments (Cost $1,592)		1,592

Total Investments in Securities (Cost $1,185,334)		1,203,081

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	7,852,076	77,610

Total Short-Term Instruments (Cost $77,595)		77,610

Total Investments in Affiliates (Cost $77,595)		77,610

Total Investments 104.7% (Cost $1,262,929)		$1,280,691
Financial Derivative Instruments (i) 0.0% (Cost or Premiums, net $0)		(406)
Other Assets and Liabilities, net (4.7)%		(57,339)

Net Assets 100.0%		$1,222,946

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a yield to maturity.

(f)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000%	10/01/2032	09/25/2017 - 11/08/2017	$1,592	$2,609	0.21%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$855	U.S. Treasury Notes 2.875% due 09/30/2023	$(873)	$855	$855

Total Repurchase Agreements						$(873)	$855	$855

(1)	Includes accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	761	$(92,854)	$(1,371)	$0	$(297)
U.S. Treasury 30-Year Bond March Futures	03/2019	231	(33,726)	(1,540)	0	(109)

Total Futures Contracts				$(2,911)	$0	$(406)

(j)	Securities with an aggregate market value of $539 and cash of $1,279 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$506	$506
Industrials	0	13,207	0	13,207
Municipal Bonds & Notes
Alabama	0	29,437	0	29,437
Alaska	0	70	0	70
Arizona	0	19,101	0	19,101
California	0	118,657	0	118,657
Colorado	0	29,612	0	29,612
Connecticut	0	573	0	573
Delaware	0	1,222	0	1,222
District of Columbia	0	11,064	0	11,064
Florida	0	60,997	0	60,997
Georgia	0	48,992	0	48,992
Illinois	0	148,874	15	148,889
Indiana	0	12,981	0	12,981
Iowa	0	7,586	0	7,586
Kansas	0	4,286	0	4,286
Kentucky	0	8,841	0	8,841
Louisiana	0	8,784	0	8,784
Maine	0	7,741	0	7,741
Maryland	0	10,715	0	10,715
Massachusetts	0	6,841	0	6,841
Michigan	0	27,920	0	27,920
Minnesota	0	12,467	0	12,467
Missouri	0	4,794	0	4,794
Montana	0	1,641	0	1,641
Nebraska	0	5,389	0	5,389
Nevada	0	14,169	0	14,169
New Jersey	0	56,821	0	56,821
New York	0	97,670	0	97,670
North Carolina	0	589	0	589
Ohio	0	89,134	0	89,134
Oklahoma	0	5,609	0	5,609
Oregon	0	8,352	0	8,352
Pennsylvania	0	53,326	0	53,326
Puerto Rico	0	58,146	0	58,146
Rhode Island	0	2,507	0	2,507
Tennessee	0	8,841	0	8,841
Texas	0	108,311	0	108,311
U.S. Virgin Islands	0	6,960	0	6,960
Utah	0	1,320	0	1,320
Virginia	0	6,276	0	6,276
Washington	0	33,548	0	33,548
West Virginia	0	11,208	0	11,208
Wisconsin	0	36,389	0	36,389
Short-Term Instruments
Repurchase Agreements	0	855	0	855
U.S. Treasury Bills	0	737	0	737
	$0	$1,202,560	$521	$1,203,081

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,610	$0	$0	$77,610

Total Investments	$77,610	$1,202,560	$521	$1,280,691

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(406)	$0	$0	$(406)

Total Financial Derivative Instruments	$(406)	$0	$0	$(406)

Totals	$77,204	$1,202,560	$521	$1,280,285

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2018 (Unaudited)

(Amounts in thousands* except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CDRH Parent, Inc.
10.408% (LIBOR03M + 8.000%) due 07/01/2022 «~		$2,000	$1,580
Neiman Marcus Group Ltd. LLC
5.630% (LIBOR03M + 3.250%) due 10/25/2020 ~		748	638
Petco Animal Supplies, Inc.
5.777% (LIBOR03M + 3.250%) due 01/26/2023 ~		997	742
Serta Simmons Bedding LLC
5.879% - 5.932% (LIBOR03M + 3.500%) due 11/08/2023 ~		997	833

Total Loan Participations and Assignments (Cost $4,341)			3,793

CORPORATE BONDS & NOTES 91.4%
BANKING & FINANCE 7.7%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		2,000	1,895
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	972
8.000% due 11/01/2031		668	743
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		1,750	936
Barclays PLC
7.750% due 09/15/2023 •(f)(g)		1,000	964
7.875% due 09/15/2022 •(f)	GBP	2,000	2,559
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,000	2,015
CIT Group, Inc.
5.000% due 08/15/2022 (j)		2,000	1,977
5.000% due 08/01/2023 (j)		2,000	1,965
6.125% due 03/09/2028 (j)		500	499
Equinix, Inc.
2.875% due 10/01/2025	EUR	2,000	2,206
ESH Hospitality, Inc.
5.250% due 05/01/2025		$1,000	932
Freedom Mortgage Corp.
8.125% due 11/15/2024		750	647
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		1,000	980
HUB International Ltd.
7.000% due 05/01/2026		2,000	1,820
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,000	1,812
5.710% due 01/15/2026		2,000	1,837
7.700% due 09/17/2025 •(f)(g)		2,500	2,244
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(f)(g)		3,500	3,386
LSF10 Wolverine Investments S.C.A.
5.000% due 03/15/2024	EUR	1,000	1,085
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		$750	683
4.500% due 01/15/2028		1,000	880
Mulhacen Pte. Ltd. (6.500% Cash or 7.250% PIK)
6.500% due 08/01/2023 (a)	EUR	1,000	1,103
Navient Corp.
5.875% due 10/25/2024		$1,000	840
6.500% due 06/15/2022		1,750	1,633
8.000% due 03/25/2020		2,000	2,037
Nexi Capital SpA
4.125% due 11/01/2023	EUR	1,000	1,137
Quicken Loans, Inc.
5.250% due 01/15/2028		$1,500	1,333
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		1,000	992
7.648% due 09/30/2031 •(f)		2,500	3,091
Springleaf Finance Corp.
6.875% due 03/15/2025		1,000	897
7.125% due 03/15/2026		500	447
7.750% due 10/01/2021		1,025	1,033
8.250% due 10/01/2023		1,000	1,032
Tempo Acquisition LLC
6.750% due 06/01/2025		2,500	2,325

Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	1,117	1,605
6.052% due 10/13/2039		861	1,267
UniCredit SpA
8.000% due 06/03/2024 •(f)		$2,000	1,783
USIS Merger Sub, Inc.
6.875% due 05/01/2025		2,500	2,304

			57,896

INDUSTRIALS 75.9%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022		2,000	1,895
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,000	1,540
ADT Security Corp.
4.125% due 06/15/2023		1,000	918
4.875% due 07/15/2032		1,000	745
Advanced Disposal Services, Inc.
5.625% due 11/15/2024		1,000	983
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		4,000	3,400
Aleris International, Inc.
10.750% due 07/15/2023		1,750	1,793
Alpha BV
6.250% due 02/01/2025		3,000	2,835
Alpha BV (8.750% Cash or 9.500% PIK)
8.750% due 06/01/2023 (a)		1,750	1,684
Altice Financing S.A.
6.625% due 02/15/2023		1,000	963
7.500% due 05/15/2026		1,500	1,372
Altice Finco S.A.
4.750% due 01/15/2028	EUR	2,000	1,840
Altice France S.A.
6.250% due 05/15/2024		$1,000	936
7.375% due 05/01/2026		4,000	3,680
8.125% due 02/01/2027		750	709
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,071
7.625% due 02/15/2025 (j)		$2,000	1,502
7.750% due 05/15/2022		1,000	914
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	2,850
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026		2,500	2,390
Aramark Services, Inc.
5.000% due 04/01/2025		1,000	980
5.000% due 02/01/2028		1,000	935
Arconic, Inc.
5.125% due 10/01/2024		2,000	1,936
5.950% due 02/01/2037		1,000	930
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK)
8.750% due 01/31/2023 (a)		784	667
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	1,851
7.250% due 05/15/2024		1,000	1,001
Ascend Learning LLC
6.875% due 08/01/2025		3,000	2,887
Ashland LLC
6.875% due 05/15/2043		1,500	1,485
Associated Materials LLC
9.000% due 01/01/2024		5,000	4,850
Avon International Operations, Inc.
7.875% due 08/15/2022		1,500	1,485
Avon Products, Inc.
7.000% due 03/15/2023		750	639
B&G Foods, Inc.
5.250% due 04/01/2025 (j)		1,500	1,401
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	1,000	1,086
5.500% due 11/01/2025		$1,000	936
5.625% due 12/01/2021		1,167	1,150
5.875% due 05/15/2023		1,500	1,393
6.125% due 04/15/2025		1,000	875
7.000% due 03/15/2024		2,000	2,025
9.000% due 12/15/2025		2,000	1,997
BC Unlimited Liability Co.
4.250% due 05/15/2024		900	831
5.000% due 10/15/2025		3,000	2,767
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,750	1,807
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025		4,500	3,971
Berry Global, Inc.
4.500% due 02/15/2026		1,500	1,376

Bombardier, Inc.
7.500% due 12/01/2024		1,000	945
7.500% due 03/15/2025		1,000	946
8.750% due 12/01/2021		3,000	3,101
Boyd Gaming Corp.
6.000% due 08/15/2026		750	704
6.875% due 05/15/2023		1,000	1,014
Brand Industrial Services, Inc.
8.500% due 07/15/2025		4,250	3,644
BWAY Holding Co.
5.500% due 04/15/2024		1,000	944
7.250% due 04/15/2025		3,000	2,704
Cablevision Systems Corp.
5.875% due 09/15/2022		1,000	985
Caesars Resort Collection LLC
5.250% due 10/15/2025		4,000	3,450
California Resources Corp.
8.000% due 12/15/2022		1,250	850
Callon Petroleum Co.
6.375% due 07/01/2026		2,000	1,870
Camelot Finance S.A.
7.875% due 10/15/2024		3,625	3,524
CCO Holdings LLC
5.125% due 05/01/2027		2,500	2,335
5.750% due 02/15/2026		6,000	5,895
5.875% due 04/01/2024		2,500	2,494
Centene Corp.
5.375% due 06/01/2026		500	488
5.625% due 02/15/2021		1,500	1,507
6.125% due 02/15/2024		1,000	1,026
Centennial Resource Production LLC
5.375% due 01/15/2026		2,500	2,337
CeramTec BondCo GmbH
5.250% due 12/15/2025	EUR	3,000	3,291
CF Industries, Inc.
5.150% due 03/15/2034		$2,500	2,112
Change Healthcare Holdings LLC
5.750% due 03/01/2025		2,750	2,575
Chemours Co.
5.375% due 05/15/2027		1,000	905
7.000% due 05/15/2025		1,000	1,012
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,500	1,422
5.875% due 03/31/2025		1,000	998
7.000% due 06/30/2024		1,000	1,057
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	936
5.625% due 10/01/2026		500	469
Chesapeake Energy Corp.
5.375% due 06/15/2021		1,000	920
8.000% due 01/15/2025		2,000	1,775
Chobani LLC
7.500% due 04/15/2025 (j)		2,250	1,783
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	1,990
7.625% due 03/15/2020		2,000	1,975
CMA CGM S.A.
6.500% due 07/15/2022	EUR	1,000	1,069
CNX Midstream Partners LP
6.500% due 03/15/2026		$1,000	955
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	1,830
CommScope, Inc.
5.500% due 06/15/2024		1,000	919
Community Health Systems, Inc.
5.125% due 08/01/2021		1,250	1,166
6.250% due 03/31/2023		1,500	1,369
6.875% due 02/01/2022 (j)		1,306	601
8.125% due 06/30/2024		1,250	919
8.625% due 01/15/2024		750	743
Constellium NV
5.750% due 05/15/2024		2,000	1,850
5.875% due 02/15/2026		1,000	893
6.625% due 03/01/2025		1,000	930
Core & Main LP
6.125% due 08/15/2025		4,750	4,239
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		2,000	1
Coty, Inc.
6.500% due 04/15/2026 (j)		2,000	1,725
Covey Park Energy LLC
7.500% due 05/15/2025		2,000	1,730
CPG Merger Sub LLC
8.000% due 10/01/2021		4,750	4,631

CSC Holdings LLC
5.125% due 12/15/2021		1,000	983
5.250% due 06/01/2024		2,000	1,837
5.500% due 05/15/2026		1,000	945
DaVita, Inc.
5.000% due 05/01/2025		1,000	911
5.750% due 08/15/2022		1,000	998
DBP Holding Corp.
7.750% due 10/15/2020 ^		1,000	385
Dell International LLC
5.875% due 06/15/2021		1,000	1,001
Dell, Inc.
7.100% due 04/15/2028		1,000	1,035
Denbury Resources, Inc.
5.500% due 05/01/2022		1,000	670
7.500% due 02/15/2024		1,250	1,012
9.000% due 05/15/2021		500	470
Diamond BC BV
5.625% due 08/15/2025	EUR	4,000	3,924
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$1,000	565
5.700% due 10/15/2039		1,000	620
7.875% due 08/15/2025		1,000	835
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,000	1,927
10.750% due 09/01/2024		1,000	903
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	970
5.375% due 05/31/2025		2,000	1,955
Digicel Group Ltd.
7.125% due 04/01/2022		1,500	709
DISH DBS Corp.
5.000% due 03/15/2023		1,000	836
5.875% due 07/15/2022		1,000	924
5.875% due 11/15/2024		1,250	1,011
6.750% due 06/01/2021		1,500	1,488
7.750% due 07/01/2026		1,500	1,245
DJO Finance LLC
10.750% due 04/15/2020		1,000	1,002
DKT Finance ApS
9.375% due 06/17/2023		1,000	1,027
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (a)		3,000	2,872
Eldorado Resorts, Inc.
6.000% due 04/01/2025		1,000	970
6.000% due 09/15/2026		750	711
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,868
Endo Dac
6.000% due 07/15/2023		1,750	1,343
6.000% due 02/01/2025		2,000	1,445
Endo Finance LLC
5.375% due 01/15/2023		1,000	765
5.750% due 01/15/2022		1,500	1,256
Energizer Gamma Acquisition BV
4.625% due 07/15/2026	EUR	1,000	1,076
EnLink Midstream Partners LP
4.150% due 06/01/2025		$1,500	1,355
Ensco PLC
4.500% due 10/01/2024		1,000	655
5.200% due 03/15/2025		1,250	838
5.750% due 10/01/2044		2,000	1,128
7.750% due 02/01/2026		875	652
Envision Healthcare Corp.
8.750% due 10/15/2026		1,250	1,084
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026		1,000	735
First Data Corp.
5.000% due 01/15/2024		1,000	966
5.750% due 01/15/2024		1,000	980
First Quantum Minerals Ltd.
6.875% due 03/01/2026		1,000	806
7.250% due 04/01/2023		1,500	1,326
7.500% due 04/01/2025		750	622
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		3,500	3,132
7.875% due 07/15/2026		1,000	903
Freeport-McMoRan, Inc.
3.875% due 03/15/2023 (j)		2,250	2,087
4.000% due 11/14/2021		1,000	976
5.400% due 11/14/2034		3,000	2,377
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	1,000	287
Gates Global LLC
6.000% due 07/15/2022		$1,000	984
GCP Applied Technologies, Inc.
5.500% due 04/15/2026		2,000	1,955

Golden Nugget, Inc.
6.750% due 10/15/2024		2,000	1,890
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	889
6.625% due 05/01/2023		1,000	950
Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		1,250	1,128
Hanesbrands, Inc.
4.625% due 05/15/2024		2,000	1,885
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,075
HCA, Inc.
4.750% due 05/01/2023		1,000	988
5.250% due 06/15/2026 (j)		1,000	995
5.375% due 02/01/2025		1,500	1,466
5.875% due 03/15/2022 (j)		1,000	1,027
7.500% due 02/15/2022 (j)		1,000	1,065
Hercule Debtco SARL (6.750% Cash or 7.500% PIK)
6.750% due 06/30/2024 (a)	EUR	2,000	2,051
Hexion, Inc.
6.625% due 04/15/2020		$1,000	800
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	779
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		1,500	1,444
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	993
7.625% due 01/15/2025		1,750	1,719
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(b)		2,000	1,350
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (a)	EUR	2,000	2,202
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)		$1,500	1,380
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)		2,000	1,751
Indigo Natural Resources LLC
6.875% due 02/15/2026		1,000	865
Informatica LLC
7.125% due 07/15/2023		3,000	2,937
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		1,000	865
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,500	1,312
8.500% due 10/15/2024		2,000	1,950
9.750% due 07/15/2025		1,750	1,764
International Game Technology PLC
6.250% due 02/15/2022		2,000	2,015
6.500% due 02/15/2025		2,000	1,980
IQVIA, Inc.
5.000% due 10/15/2026		4,000	3,835
Jagged Peak Energy LLC
5.875% due 05/01/2026		1,000	935
Jaguar Holding Co.
6.375% due 08/01/2023		5,000	4,790
Jeld-Wen, Inc.
4.625% due 12/15/2025		3,500	3,071
4.875% due 12/15/2027		1,500	1,271
KFC Holding Co.
5.250% due 06/01/2026		2,000	1,940
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,450
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		4,000	3,080
La Financiere Atalian SASU
5.125% due 05/15/2025	EUR	1,625	1,557
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		$1,000	975
4.875% due 11/01/2026		2,000	1,930
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		750	521
5.750% due 08/01/2022 (j)		1,500	1,297
Mattel, Inc.
6.750% due 12/31/2025		1,500	1,342
Matterhorn Merger Sub LLC
8.500% due 06/01/2026		4,250	3,400
Merlin Entertainments PLC
5.750% due 06/15/2026		2,750	2,726
MGM Resorts International
5.750% due 06/15/2025		1,000	970
6.000% due 03/15/2023		2,750	2,771
6.625% due 12/15/2021		1,250	1,284
7.750% due 03/15/2022		2,000	2,132
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	1,830

MPH Acquisition Holdings LLC
7.125% due 06/01/2024		3,000	2,805
N&W Global Vending SpA
10.500% due 10/15/2023 (h)	EUR	2,000	2,324
Nabors Industries, Inc.
5.750% due 02/01/2025		$2,000	1,520
NCI Building Systems, Inc.
8.000% due 04/15/2026		4,000	3,675
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		1,500	626
Netflix, Inc.
4.875% due 04/15/2028		2,000	1,830
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	1,500	867
Newco GB S.A.S. (8.000% Cash or 8.000% PIK)
8.000% due 12/15/2022 (a)	EUR	1,500	1,731
Newfield Exploration Co.
5.625% due 07/01/2024		$1,000	1,015
5.750% due 01/30/2022		500	506
Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	4,000	4,035
Noble Holding International Ltd.
7.875% due 02/01/2026		$1,000	856
Norican A/S
4.500% due 05/15/2023	EUR	2,500	2,472
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (a)		1,628	1,814
Novelis Corp.
5.875% due 09/30/2026		$2,500	2,219
6.250% due 08/15/2024		2,000	1,885
NVA Holdings, Inc.
6.875% due 04/01/2026		2,000	1,800
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		10,000	9,050
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375% due 10/01/2023		1,750	1,676
Pactiv LLC
7.950% due 12/15/2025		2,000	1,960
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,000	938
5.250% due 08/15/2022		2,000	1,942
5.500% due 02/15/2024		1,250	1,209
PDC Energy, Inc.
5.750% due 05/15/2026		1,500	1,339
Perstorp Holding AB
11.000% due 09/30/2021		1,000	1,066
PetSmart, Inc.
5.875% due 06/01/2025		1,000	728
7.125% due 03/15/2023		3,000	1,762
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^(b)	GBP	2,000	153
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	1,885
Pinnacle Operating Corp.
9.000% due 05/15/2023		494	334
Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,550	1,614
Platform Specialty Products Corp.
5.875% due 12/01/2025		$2,000	1,880
6.500% due 02/01/2022		1,000	1,004
Platin GmbH
5.375% due 06/15/2023	EUR	1,250	1,321
Post Holdings, Inc.
5.000% due 08/15/2026		$3,000	2,745
5.625% due 01/15/2028		1,000	924
5.750% due 03/01/2027		2,750	2,592
Prague CE SARL (10.000% Cash or 10.000% PIK)
10.000% due 12/15/2022 (a)	EUR	2,500	2,857
Precision Drilling Corp.
5.250% due 11/15/2024		$1,000	835
7.750% due 12/15/2023		1,000	926
Prime Security Services Borrower LLC
9.250% due 05/15/2023		2,000	2,067
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,500	1,174
Radiate Holdco LLC
6.875% due 02/15/2023		2,000	1,825
Range Resources Corp.
5.000% due 08/15/2022		1,000	899
5.000% due 03/15/2023		1,000	884
RBS Global, Inc.
4.875% due 12/15/2025		3,000	2,737
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,000	1,121
6.875% due 11/15/2026		1,000	1,062
8.250% due 11/15/2026		$1,000	916

Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)		1,500	803
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		2,000	1,909
Rite Aid Corp.
6.125% due 04/01/2023		1,500	1,191
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	760
4.875% due 06/01/2022		1,000	829
5.850% due 01/15/2044		1,500	945
7.375% due 06/15/2025		1,500	1,211
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	250	267
5.500% due 02/15/2026		1,500	1,482
6.250% due 09/01/2020		$1,900	1,833
10.000% due 12/01/2022		2,000	2,032
Sensata Technologies BV
4.875% due 10/15/2023		1,000	976
5.625% due 11/01/2024		500	494
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,513
ServiceMaster Co. LLC
5.125% due 11/15/2024		2,000	1,895
7.450% due 08/15/2027		2,000	2,050
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,875	1,894
7.875% due 05/15/2026		$750	653
Simmons Foods, Inc.
5.750% due 11/01/2024		2,000	1,430
Sinclair Television Group, Inc.
5.625% due 08/01/2024		2,000	1,880
5.875% due 03/15/2026		1,000	936
Sotera Health Holdings LLC
6.500% due 05/15/2023		2,500	2,400
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)		4,000	3,770
Southwestern Energy Co.
6.200% due 01/23/2025		500	449
7.500% due 04/01/2026		1,750	1,662
Spectrum Brands, Inc.
4.000% due 10/01/2026	EUR	1,000	1,085
5.750% due 07/15/2025		$2,000	1,909
SPX FLOW, Inc.
5.875% due 08/15/2026		3,000	2,805
SRC Energy, Inc.
6.250% due 12/01/2025		2,250	1,879
Standard Industries, Inc.
4.750% due 01/15/2028		1,000	844
5.000% due 02/15/2027		2,000	1,755
5.375% due 11/15/2024		1,000	943
6.000% due 10/15/2025		2,000	1,926
Staples, Inc.
8.500% due 09/15/2025		1,000	907
Starfruit Finco BV
6.500% due 10/01/2026	EUR	1,000	1,064
8.000% due 10/01/2026		$1,000	928
Stars Group Holdings BV
7.000% due 07/15/2026		750	731
Station Casinos LLC
5.000% due 10/01/2025		1,000	908
Sunoco LP
4.875% due 01/15/2023		500	489
5.500% due 02/15/2026		500	475
5.875% due 03/15/2028		750	703
Sunshine Mid BV
6.500% due 05/15/2026	EUR	2,000	2,122
Swissport Financing SARL
6.750% due 12/15/2021		1,000	1,178
9.750% due 12/15/2022		1,500	1,812
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$226	224
T-Mobile USA, Inc.
4.750% due 02/01/2028		1,000	909
6.375% due 03/01/2025		1,500	1,522
6.500% due 01/15/2026		2,000	2,045
Team Health Holdings, Inc.
6.375% due 02/01/2025 (j)		4,000	3,285
Teck Resources Ltd.
4.500% due 01/15/2021		1,250	1,252
5.400% due 02/01/2043		1,000	875
6.125% due 10/01/2035		3,250	3,120
TEGNA, Inc.
4.875% due 09/15/2021		750	735
5.500% due 09/15/2024		1,000	973
Teine Energy Ltd.
6.875% due 09/30/2022		2,000	1,950

Tele Columbus AG
3.875% due 05/02/2025	EUR	750	783
Tempur Sealy International, Inc.
5.500% due 06/15/2026		$2,500	2,294
Tenet Healthcare Corp.
5.125% due 05/01/2025		2,000	1,870
6.750% due 06/15/2023 (j)		3,000	2,827
6.875% due 11/15/2031		1,000	845
7.000% due 08/01/2025		2,000	1,857
8.125% due 04/01/2022		3,000	3,019
TransDigm, Inc.
6.000% due 07/15/2022		1,000	979
6.375% due 06/15/2026		1,000	934
6.500% due 07/15/2024		1,000	976
Transocean Guardian Ltd.
5.875% due 01/15/2024		1,000	963
Transocean, Inc.
5.800% due 10/15/2022		1,000	885
6.800% due 03/15/2038		1,750	1,172
7.250% due 11/01/2025		2,000	1,755
7.500% due 04/15/2031		1,500	1,144
9.000% due 07/15/2023		2,500	2,497
Triumph Group, Inc.
5.250% due 06/01/2022		1,000	875
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	2,775
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,441
United Rentals North America, Inc.
4.875% due 01/15/2028		1,000	880
5.500% due 07/15/2025		2,500	2,362
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	1,964
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	3,520
6.750% due 09/15/2022		591	598
UPC Holding BV
3.875% due 06/15/2029	EUR	1,000	1,068
UPCB Finance Ltd.
5.375% due 01/15/2025		$2,000	1,875
Verscend Escrow Corp.
9.750% due 08/15/2026		1,000	944
Viking Cruises Ltd.
5.875% due 09/15/2027		1,750	1,636
Virgin Media Finance PLC
6.000% due 10/15/2024		2,000	1,928
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		2,750	2,530
VOC Escrow Ltd.
5.000% due 02/15/2028		1,000	928
Waste Pro USA, Inc.
5.500% due 02/15/2026		2,000	1,850
Weatherford International Ltd.
7.000% due 03/15/2038		1,000	520
7.750% due 06/15/2021		500	378
8.250% due 06/15/2023		1,000	608
9.875% due 02/15/2024		750	465
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,611
West Street Merger Sub, Inc.
6.375% due 09/01/2025		5,000	4,450
Whiting Petroleum Corp.
5.750% due 03/15/2021 (j)		1,000	955
6.625% due 01/15/2026		500	431
WildHorse Resource Development Corp.
6.875% due 02/01/2025		2,000	1,900
Williams Scotsman International, Inc.
6.875% due 08/15/2023		1,750	1,684
Wind Tre SpA
3.125% due 01/20/2025	EUR	2,000	2,047
5.000% due 01/20/2026		$1,000	829
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	2,000	2,269
WMG Acquisition Corp.
5.500% due 04/15/2026		$2,000	1,915
WPX Energy, Inc.
6.000% due 01/15/2022		1,000	978
8.250% due 08/01/2023		750	788
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	881
5.500% due 03/01/2025		3,000	2,805
Yum! Brands, Inc.
6.875% due 11/15/2037		1,000	985
Zayo Group LLC
5.750% due 01/15/2027		2,000	1,790

Ziggo Bond Co. BV
6.000% due 01/15/2027	2,000	1,755
Ziggo BV
5.500% due 01/15/2027	3,000	2,692

		570,530

UTILITIES 7.8%
Blue Racer Midstream LLC
6.125% due 11/15/2022	3,000	2,910
Calpine Corp.
5.375% due 01/15/2023	2,000	1,880
5.750% due 01/15/2025	1,500	1,376
CenturyLink, Inc.
5.800% due 03/15/2022	2,500	2,419
6.450% due 06/15/2021	1,000	1,001
CrownRock LP
5.625% due 10/15/2025	425	384
Endeavor Energy Resources LP
5.500% due 01/30/2026	1,000	1,029
5.750% due 01/30/2028	1,000	1,025
EP Energy LLC
7.750% due 05/15/2026	1,000	889
9.375% due 05/01/2024	1,000	450
Frontier Communications Corp.
8.500% due 04/01/2026	750	658
10.500% due 09/15/2022	1,500	1,050
11.000% due 09/15/2025	1,000	627
Genesis Energy LP
6.000% due 05/15/2023	1,000	928
6.250% due 05/15/2026	1,000	863
Great Western Petroleum LLC
9.000% due 09/30/2021	2,000	1,830
Jonah Energy LLC
7.250% due 10/15/2025 (j)	1,250	813
NGL Energy Partners LP
6.125% due 03/01/2025	1,250	1,081
NGPL PipeCo LLC
4.875% due 08/15/2027	1,000	946
NRG Energy, Inc.
6.625% due 01/15/2027	2,000	2,022
Parsley Energy LLC
5.250% due 08/15/2025	4,000	3,640
Sprint Capital Corp.
8.750% due 03/15/2032	2,000	2,115
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,968
7.000% due 08/15/2020	1,000	1,026
Sprint Corp.
7.125% due 06/15/2024	1,500	1,490
7.250% due 09/15/2021	2,500	2,565
7.625% due 02/15/2025	2,000	2,005
7.875% due 09/15/2023	5,000	5,144
Targa Resources Partners LP
5.250% due 05/01/2023	2,500	2,456
5.875% due 04/15/2026	2,000	1,955
Telecom Italia Capital S.A.
6.375% due 11/15/2033	2,000	1,815
Telecom Italia SpA
5.303% due 05/30/2024	4,000	3,815
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	938
5.000% due 01/31/2028	1,500	1,326
Vistra Energy Corp.
7.625% due 11/01/2024	2,000	2,115

		58,554

Total Corporate Bonds & Notes (Cost $749,083)		686,980

CONVERTIBLE BONDS & NOTES 0.1%
UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (e)(h)	538	512

Total Convertible Bonds & Notes (Cost $449)		512

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	294,527	2

ENERGY 0.0%
CHC Group LLC «(c)	10,468	58

HEALTH CARE 0.1%
Advanz Pharma Corp.	5,394	102
NVHL S.A. ‘A’ «(c)(h)	21,410	40
NVHL S.A. ‘B’ «(c)(h)	21,410	40
NVHL S.A. ‘C’ «(c)(h)	21,410	39
NVHL S.A. ‘D’ «(c)(h)	21,410	39
NVHL S.A. ‘E’ «(c)(h)	21,410	39
NVHL S.A. ‘F’ «(c)(h)	21,410	39
NVHL S.A. ‘G’ «(c)(h)	21,410	39
NVHL S.A. ‘H’ «(c)(h)	21,410	39
NVHL S.A. ‘I’ «(c)(h)	21,410	39
NVHL S.A. ‘J’ «(c)(h)	21,410	39

		494

Total Common Stocks (Cost $4,055)		554

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	517,500	267

Total Warrants (Cost $0)		267

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.2%
Pinnacle Agriculture Holdings LLC
3.000% «(h)	505,811	237
Sequa Corp.
9.000% «	2,724	1,819

Total Preferred Securities (Cost $3,016)		2,056

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.0%
		150

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
2.303% due 01/03/2019 - 03/14/2019 (d)(e)	422	422

Total Short-Term Instruments (Cost $572)		572

Total Investments in Securities (Cost $761,516)		694,734

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio III	6,800,921	67,220

Total Short-Term Instruments (Cost $67,212)		67,220

Total Investments in Affiliates (Cost $67,212)		67,220

Total Investments 101.3% (Cost $828,728)		$761,954
Financial Derivative Instruments (k) 0.0% (Cost or Premiums, net $0)		(233)
Other Assets and Liabilities, net (1.3)%		(9,897)

Net Assets 100.0%		$751,824

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$449	$512	0.07%
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,155	2,324	0.31
NVHL S.A. ‘A’	03/09/2012	69	40	0.01
NVHL S.A. ‘B’	03/09/2012	69	40	0.01
NVHL S.A. ‘C’	03/09/2012	69	39	0.00
NVHL S.A. ‘D’	03/09/2012	70	39	0.00
NVHL S.A. ‘E’	03/09/2012	70	39	0.00
NVHL S.A. ‘F’	03/09/2012	70	39	0.00
NVHL S.A. ‘G’	03/09/2012	70	39	0.00
NVHL S.A. ‘H’	03/09/2012	70	39	0.01
NVHL S.A. ‘I’	03/09/2012	70	39	0.01
NVHL S.A. ‘J’	03/09/2012	70	39	0.01
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.03

		$3,625	$3,465	0.46%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$150	U.S. Treasury Notes 2.875% due 09/30/2023	$(153)	$150	$150

Total Repurchase Agreements						$(153)	$150	$150

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/13/2018	TBD	(3)	$(1,523)	$(1,523)
	1.250	12/28/2018	TBD	(3)	(1,394)	(1,394)
	1.700	12/24/2018	TBD	(3)	(251)	(251)
	2.000	12/24/2018	TBD	(3)	(2,535)	(2,536)
	2.250	12/24/2018	TBD	(3)	(864)	(865)
BRC	(0.500)	12/18/2018	TBD	(3)	(1,204)	(1,204)
	0.000	12/13/2018	TBD	(3)	(1,574)	(1,574)
	1.000	12/24/2018	TBD	(3)	(792)	(792)
	1.250	12/28/2018	TBD	(3)	(437)	(437)
	2.100	12/24/2018	TBD	(3)	(1,682)	(1,683)
NOM	1.000	12/21/2018	TBD	(3)	(648)	(648)
RDR	1.750	09/28/2018	TBD	(3)	(937)	(941)
RTA	3.154	12/21/2018	01/25/2019		(8,404)	(8,413)

Total Reverse Repurchase Agreements						$(22,261)

(j)	Securities with an aggregate market value of $24,407 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(18,468) at a weighted average interest rate of 0.123%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	57,268		$65,380	$0	$(278)
CBK	01/2019		$2,241	EUR	1,971	18	0
GLM	01/2019	GBP	6,701		$8,569	25	0
	01/2019		$470	EUR	412	2	0

Total Forward Foreign Currency Contracts						$45	$(278)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,213	$1,580	$3,793
Corporate Bonds & Notes
Banking & Finance	0	57,896	0	57,896
Industrials	0	570,530	0	570,530
Utilities	0	58,554	0	58,554
Convertible Bonds & Notes
Utilities	0	512	0	512
Common Stocks
Consumer Discretionary	2	0	0	2
Energy	0	0	58	58
Health Care	102	0	392	494
Warrants
Information Technology	0	0	267	267
Preferred Securities
Industrials	0	0	2,056	2,056
Short-Term Instruments
Repurchase Agreements	0	150	0	150
U.S. Treasury Bills	0	422	0	422
	$104	$690,277	$4,353	$694,734

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,220	$0	$0	$67,220

Total Investments	$67,324	$690,277	$4,353	$761,954

Financial Derivative Instruments - Assets
Over the counter	$0	$45	$0	$45

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(278)	$0	$(278)

Total Financial Derivative Instruments	$0	$(233)	$0	$(233)

Totals	$67,324	$690,044	$4,353	$761,721

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.7%
Alphabet Holding Co., Inc.
6.022% (LIBOR03M + 3.500%) due 09/26/2024 ~		$7,831	$7,120
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		50,600	47,691
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025 ~	EUR	17,344	19,639
American Builders & Contractors Supply Co., Inc.
4.522% (LIBOR03M + 2.000%) due 10/31/2023 ~		$46,037	43,932
Ancestry.com Operations, Inc.
5.780% (LIBOR03M + 3.250%) due 10/19/2023 ~		21,200	20,273
Aramark Services, Inc.
4.272% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,687
Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~		9,808	9,534
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~		86,413	83,408
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(l)		27,665	27,657
Axalta Coating Systems U.S. Holdings, Inc.
4.553% (LIBOR03M + 1.750%) due 06/01/2024 ~		4,242	4,012
Beacon Roofing Supply, Inc.
4.682% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,501	6,200
Britannia Property Owner LLC
5.967% (LIBOR03M + 3.200%) due 10/09/2021 «~(l)		47,500	48,093
BWAY Holding Co.
5.658% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,623	9,088
Caesars Entertainment Operating Co.
4.522% (LIBOR03M + 2.000%) due 10/06/2024 ~		15,722	14,991
Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~		73,764	70,814
Calmart Sub LLC
TBD% - 5.553% (LIBOR03M + 3.097%) due 03/09/2021 ~		100,000	99,649
Camelot UK Holdco Ltd.
5.772% (LIBOR03M + 3.250%) due 10/03/2023 ~		5,744	5,500
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		59,471	59,082
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		35,947	33,667
CH Hold Corp.
5.522% (LIBOR03M + 3.000%) due 02/01/2024 ~		3,477	3,447
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		10,994	10,570
Cheltenham
6.417% (LIBOR03M + 3.650%) due 11/09/2021 «~(l)		62,000	62,078
CityCenter Holdings LLC
4.772% (LIBOR03M + 2.250%) due 04/18/2024 ~		6,009	5,712
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		242,801	233,271
Concordia International Corp.
7.887% (LIBOR03M + 5.500%) due 09/06/2024 ~		48,457	46,195
Core & Main LP
5.707% - 5.738% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,780	5,606
Cortes NP Acquisition Corp.
6.707% (LIBOR03M + 4.000%) due 11/30/2023 «~		8,121	7,431
Crown Americas LLC
2.375% (EUR003M + 2.375%) due 04/03/2025 ~	EUR	5,373	6,149
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~		$3,433	3,419
CSC Holdings LLC
4.955% (LIBOR03M + 2.500%) due 01/25/2026 ~		15,821	15,175
DaVita HealthCare Partners, Inc.
5.272% (LIBOR03M + 2.750%) due 06/24/2021 ~		22,907	22,713
Dell International LLC
4.530% (LIBOR03M + 2.000%) due 09/07/2023 ~		7,591	7,310
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~		28,357	27,662
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	5,297	5,866
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~		$46,778	43,737
Dream Hotel
7.405% (LIBOR03M + 4.950%) due 01/31/2021 «~(l)		42,000	41,863
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		191,657	179,519

Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~		97,800	91,579
Fidere Gestion De Vivienda
2.500% (EUR003M + 2.500%) due 05/15/2020 «~(l)	EUR	99,955	114,427
Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~		134,400	151,518
6.272% (LIBOR03M + 3.750%) due 10/01/2025 ~		$159,300	149,423
Forest City Enterprises LP
6.383% (LIBOR03M + 4.000%) due 12/07/2025 «~		24,000	23,460
Gardner Denver, Inc.
5.272% (LIBOR03M + 2.750%) due 07/30/2024 ~		76	74
Genworth Holdings, Inc.
6.955% (LIBOR03M + 4.500%) due 03/07/2023 «~		3,603	3,576
GHH Holdings Ltd.
2.655% due 12/04/2024 «(l)	GBP	75,000	94,660
Golden Nugget, Inc.
5.186% - 5.277% (LIBOR03M + 2.750%) due 10/04/2023 ~		$283	271
Gray Television, Inc.
TBD% due 11/02/2025		18,250	17,673
Grey Barn LLC
5.767% (LIBOR03M + 3.000%) due 09/09/2021 «~(l)		95,000	94,999
Grifols Worldwide Operations USA, Inc.
4.669% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,394	3,263
HCA, Inc.
4.522% (LIBOR03M + 2.000%) due 03/13/2025 ~		10,586	10,399
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~		124,261	119,912
Hotel (PL Property) Ltd.
2.713% due 02/07/2023 «(l)	GBP	54,000	68,380
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(d)		$661,798	442,577
TBD% due 07/30/2019 ^(d)		94,627	63,479
Ineos Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	57,024	64,040
Intelsat Jackson Holdings S.A.
6.256% (LIBOR03M + 3.750%) due 11/27/2023 ~		$68,214	66,345
6.625% due 01/02/2024		7,520	7,461
IRB Holding Corp.
5.682% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~		7,345	7,025
Isla Vista Owner LLC
6.267% (LIBOR03M + 3.500%) due 05/09/2020 «~(l)		53,500	53,731
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 02/15/2021 ~(l)	EUR	49,842	57,031
2.350% (EUR003M + 2.350%) due 02/15/2021 ~(l)		46,682	53,416
Kinetic Concepts, Inc.
6.053% (LIBOR03M + 3.250%) due 02/02/2024 ~		$6,846	6,606
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	5,400	5,228
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~		$12,689	12,142
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~		10,050	9,811
McDermott Technology Americas, Inc.
7.522% (LIBOR03M + 5.000%) due 05/12/2025 ~		29,852	27,926
Meredith Corp.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		4,045	3,936
Messer Industrie GmbH
TBD% due 10/01/2025		22,100	21,161
MGM Growth Properties Operating Partnership LP
4.522% (LIBOR03M + 2.000%) due 03/21/2025 ~		37,409	35,842
MH Sub LLC
6.254% (LIBOR03M + 3.750%) due 09/13/2024 ~		16,936	16,174
Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		11,560	11,373
Mission Broadcasting, Inc.
4.756% (LIBOR03M + 2.250%) due 01/17/2024 ~		1,975	1,873
Multi Color Corp.
4.522% (LIBOR03M + 2.000%) due 10/31/2024 «~		2,639	2,507
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		47,565	43,522
Neiman Marcus Group Ltd. LLC
5.630% (LIBOR03M + 3.250%) due 10/25/2020 ~		141,853	120,929
Nexstar Broadcasting, Inc.
4.756% (LIBOR03M + 2.250%) due 01/17/2024 ~		11,396	10,807
Nielsen Finance LLC
4.387% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,431	25,672
Oasis West
5.690% (LIBOR03M + 3.250%) due 03/08/2022 «~(l)		200,000	200,470
Parexel International Corp.
5.272% (LIBOR03M + 2.750%) due 09/27/2024 ~		7,505	6,839
PetSmart, Inc.
5.380% (LIBOR03M + 3.000%) due 03/11/2022 ~		38,095	30,190
Post Holdings, Inc.
4.510% (LIBOR03M + 2.000%) due 05/24/2024 ~		5,723	5,545
Presidential City
6.387% (LIBOR03M + 4.000%) due 02/08/2025 «~(l)		30,000	30,030

Prestige Brands, Inc.
4.522% (LIBOR03M + 2.000%) due 01/26/2024 ~		806	779
Project Bull
4.400% (LIBOR03M + 2.000%) due 03/10/2020 «~		150,315	150,458
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~		54,850	54,393
Reynolds Group Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 02/05/2023 ~		5,992	5,738
RPI Finance Trust
4.522% (LIBOR03M + 2.000%) due 03/27/2023 ~		12,879	12,503
SBA Senior Finance LLC
4.530% (LIBOR03M + 2.000%) due 04/11/2025 ~		4,876	4,690
Sequa Mezzanine Holdings LLC
7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~		47,617	45,475
11.520% (LIBOR03M + 9.000%) due 04/28/2022 «~		14,440	13,862
Serta Simmons Bedding LLC
5.879% - 5.932% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,109	4,266
SIG Combibloc Holdings S.C.A.
2.500% (EUR003M + 2.500%) due 10/02/2025 ~	EUR	17,800	20,379
Sigma Bidco BV
3.500% (EUR003M + 3.500%) due 07/02/2025 ~		48,800	54,427
Sprint Communications, Inc.
5.063% (LIBOR03M + 2.500%) due 02/02/2024 ~		$88,208	84,459
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		22,618	21,501
SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		59,293	56,286
Starfruit Finco B.V
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	19,030	21,540
5.599% (LIBOR03M + 3.250%) due 10/01/2025 «~		$44,750	42,065
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	84,005
Syniverse Holdings, Inc.
7.455% (LIBOR03M + 5.000%) due 03/09/2023 «~		5,198	4,574
Tawny Funding S.A.
3.150% (EUR003M + 3.150%) due 03/16/2023 «~(l)	EUR	295,980	337,570
TerraForm Power Operating LLC
4.522% (LIBOR03M + 2.000%) due 11/08/2022 «~		$1,881	1,820
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~		13,432	13,260
Tronox Blocked Borrower LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		2,295	2,237
Tronox Finance LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		5,302	5,169
Unitymedia Finance LLC
4.705% (LIBOR03M + 2.250%) due 01/15/2026 ~		14,380	13,920
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	41,260	47,070
Univision Communications, Inc.
5.272% (LIBOR03M + 2.750%) due 03/15/2024 ~		$204,685	186,058
Valeant Pharmaceuticals International, Inc.
5.129% (LIBOR03M + 2.750%) due 11/27/2025 ~		20,276	19,244
5.379% (LIBOR03M + 3.000%) due 06/02/2025 ~		26,621	25,557
Vistra Operations Co. LLC
4.772% (LIBOR03M + 2.250%) due 12/14/2023 ~		8,218	7,951
West Corp.
6.527% (LIBOR03M + 4.000%) due 10/10/2024 ~		3,343	3,074
Westmoreland Coal Co.
TBD% due 12/16/2020 ^«(d)		7,992	3,157
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 ~µ		4,079	4,160
Wyndham Hotels & Resorts, Inc.
4.272% (LIBOR03M + 1.750%) due 05/30/2025 ~		13,167	12,690
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		23,498	23,390

Total Loan Participations and Assignments (Cost $5,389,066)			5,122,789

CORPORATE BONDS & NOTES 24.1%
BANKING & FINANCE 14.9%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		1,300	1,261
3.750% due 05/15/2019		10,565	10,565
4.125% due 07/03/2023		21,250	20,682
4.250% due 07/01/2020		7,564	7,584
4.450% due 10/01/2025		42,400	40,328
4.500% due 05/15/2021		8,588	8,617
4.625% due 10/30/2020		23,312	23,480
5.000% due 10/01/2021		2,200	2,236
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~		70,600	31,770
Air Lease Corp.
2.625% due 07/01/2022		5,390	5,113
Aircastle Ltd.
5.125% due 03/15/2021		844	858

Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,166
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,392
Ally Financial, Inc.
3.500% due 01/27/2019		31,492	31,488
3.750% due 11/18/2019		15,738	15,718
4.125% due 03/30/2020		27,950	27,725
4.250% due 04/15/2021		8,342	8,218
4.625% due 05/19/2022		3,105	3,062
7.500% due 09/15/2020		4,605	4,789
8.000% due 03/15/2020		8,892	9,225
8.000% due 11/01/2031		40,171	44,787
Ambac Assurance Corp.
5.100% due 06/07/2020		197	263
Ambac LSNI LLC
7.803% due 02/12/2023 •		143,843	144,562
American International Group, Inc.
5.750% due 04/01/2048 •		23,546	20,544
American Tower Corp.
3.000% due 06/15/2023		20,746	19,980
3.300% due 02/15/2021		1,400	1,393
5.050% due 09/01/2020		5,850	5,992
Annington Funding PLC
2.646% due 07/12/2025	GBP	9,900	12,177
Ardonagh Midco PLC
8.375% due 07/15/2023		55,800	60,488
Assurant, Inc.
4.200% due 09/27/2023		$10,382	10,423
Athene Global Funding
4.000% due 01/25/2022		9,580	9,682
Athene Holding Ltd.
4.125% due 01/12/2028		9,156	8,337
Aviation Capital Group LLC
2.875% due 01/20/2022		2,605	2,522
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		48,465	46,405
5.500% due 01/15/2023		39,280	38,200
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,958	3,913
4.350% due 04/20/2028		23,690	22,442
5.000% due 04/20/2048		13,778	12,133
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)	EUR	17,800	20,271
8.875% due 04/14/2021 •(j)		14,400	17,922
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)		6,600	2,193
Banco Santander S.A.
3.545% (US0003M + 1.120%) due 04/12/2023 ~		$6,800	6,672
3.848% due 04/12/2023		10,200	9,920
4.379% due 04/12/2028		8,000	7,488
6.250% due 09/11/2021 •(j)	EUR	44,200	49,819
Bank of America Corp.
3.419% due 12/20/2028 •		$3,747	3,506
3.472% (US0003M + 0.650%) due 06/25/2022 ~		75,080	74,160
3.541% (US0003M + 0.790%) due 03/05/2024 ~		8,050	7,827
3.550% due 03/05/2024 •		21,345	21,098
3.629% (US0003M + 1.160%) due 01/20/2023 ~		1,100	1,100
5.875% due 03/15/2028 •(j)		78,396	71,471
Bank of Ireland
7.375% due 06/18/2020 •(j)	EUR	49,359	59,142
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	207
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,587
7.625% due 11/21/2022 (k)		347,320	360,562
14.000% due 06/15/2019 •(j)	GBP	15,808	21,130
Barclays PLC
3.125% due 01/17/2024		77,200	97,304
3.250% due 02/12/2027		52,900	64,809
3.250% due 01/17/2033		54,300	61,207
3.650% due 03/16/2025		$1,100	1,017
3.684% due 01/10/2023		15,100	14,521
4.009% (US0003M + 1.380%) due 05/16/2024 ~		79,200	75,470
4.039% (US0003M + 1.625%) due 01/10/2023 ~		22,000	21,468
4.046% (US0003M + 1.430%) due 02/15/2023 ~		41,300	39,755
4.337% due 01/10/2028		12,400	11,502
4.338% due 05/16/2024 •		115,170	112,077
4.375% due 01/12/2026		58,600	55,783
4.610% due 02/15/2023 •		41,300	40,979
4.972% due 05/16/2029 •		40,200	38,854
5.875% due 09/15/2024 •(j)	GBP	15,300	17,694
6.500% due 09/15/2019 •(j)	EUR	158,825	177,799
7.000% due 09/15/2019 •(j)	GBP	19,362	24,205
7.250% due 03/15/2023 •(j)		85,454	109,098
7.750% due 09/15/2023 •(j)(k)		$187,496	180,825

7.875% due 09/15/2022 •(j)	GBP	167,211	213,930
8.000% due 12/15/2020 •(j)	EUR	170,014	206,900
BGC Partners, Inc.
5.125% due 05/27/2021		$13,500	13,624
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,904
6.500% due 03/20/2021		179,863	181,219
BNP Paribas S.A.
4.400% due 08/14/2028		34,800	34,053
7.000% due 08/16/2028 •(j)(k)		13,500	12,876
7.625% due 03/30/2021 •(j)(k)		19,400	19,812
BOC Aviation Ltd.
3.000% due 03/30/2020		1,935	1,925
3.500% due 01/31/2023		9,100	8,979
3.609% (US0003M + 1.050%) due 05/02/2021 ~		30,660	30,801
3.947% (US0003M + 1.125%) due 09/26/2023 ~		16,900	16,862
4.375% due 05/02/2023		3,610	3,695
Boston Properties LP
3.200% due 01/15/2025		6,582	6,296
BPCE S.A.
12.500% due 09/30/2019 •(j)		29,600	31,450
Brighthouse Financial, Inc.
3.700% due 06/22/2027		13,198	11,178
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(j)		5,245	4,799
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	7,928
3.591% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,550
Brookfield Finance, Inc.
3.900% due 01/25/2028		15,462	14,632
4.700% due 09/20/2047		32,740	30,258
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	10,900
Capital One Financial Corp.
3.450% due 04/30/2021		54,500	54,416
CBL & Associates LP
4.600% due 10/15/2024		800	602
5.250% due 12/01/2023		3,500	2,783
5.950% due 12/15/2026		17,794	13,657
Charles Schwab Corp.
5.000% due 12/01/2027 •(j)		9,000	7,574
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020		4,850	4,826
CIT Group, Inc.
4.125% due 03/09/2021		17,854	17,631
5.000% due 08/15/2022		7,038	6,959
5.250% due 03/07/2025		5,117	5,015
Citigroup, Inc.
3.437% (US0003M + 0.950%) due 07/24/2023 ~		70	68
4.044% due 06/01/2024 •		30,000	30,145
4.168% (US0003M + 1.430%) due 09/01/2023 ~		2,200	2,202
CNH Industrial Capital LLC
4.875% due 04/01/2021		2,804	2,856
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	504	672
7.500% due 07/08/2026 Ø		10,065	14,235
Columbia Property Trust Operating Partnership LP
3.650% due 08/15/2026		$3,100	2,913
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(j)	EUR	34,027	40,034
6.625% due 06/29/2021 •(j)		39,200	48,893
Corp. Andina de Fomento
3.950% due 10/15/2021 (i)	MXN	62,142	3,048
Credit Agricole S.A.
3.750% due 04/24/2023		$17,350	16,993
7.875% due 01/23/2024 •(j)		1,480	1,483
Credit Suisse AG
6.500% due 08/08/2023 (k)		10,000	10,456
6.500% due 08/08/2023		42,792	44,745
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	14,646
4.016% (US0003M + 1.240%) due 06/12/2024 ~		26,650	26,267
4.207% due 06/12/2024 •		32,000	31,947
4.282% due 01/09/2028		13,450	12,997
6.250% due 12/18/2024 •(j)		5,000	4,743
7.250% due 09/12/2025 •(j)(k)		17,000	16,079
7.500% due 07/17/2023 •(j)(k)		54,200	52,981
7.500% due 12/11/2023 •(j)(k)		26,830	27,353
7.500% due 12/11/2023 •(j)		12,315	12,555
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		1,200	1,187
3.450% due 04/16/2021		20,000	19,938
3.750% due 03/26/2025		250	240
3.800% due 09/15/2022		8,250	8,196
3.800% due 06/09/2023		7,850	7,710
4.550% due 04/17/2026		26,150	25,943
4.735% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,715

Crown Castle International Corp.
2.250% due 09/01/2021		3,595	3,478
3.200% due 09/01/2024		4,694	4,448
3.400% due 02/15/2021		2,415	2,415
3.650% due 09/01/2027		24,118	22,412
CTR Partnership LP
5.250% due 06/01/2025		11,242	10,849
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	45,600	50,882
0.335% (EUR003M + 0.650%) due 09/10/2021 ~		13,600	15,012
1.875% due 02/28/2020	GBP	3,700	4,656
2.500% due 02/13/2019		$2,100	2,096
2.700% due 07/13/2020		28,956	28,170
2.850% due 05/10/2019		13,206	13,128
3.150% due 01/22/2021		2,400	2,321
3.300% due 11/16/2022		13,700	12,707
3.406% (US0003M + 0.970%) due 07/13/2020 ~		31,378	30,559
3.700% due 05/30/2024		13,800	12,550
3.766% (US0003M + 1.290%) due 02/04/2021 ~		50,600	49,226
3.950% due 02/27/2023		58,070	54,875
4.250% due 02/04/2021		70,900	69,892
4.250% due 10/14/2021		472,804	462,564
4.528% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,083
Digital Realty Trust LP
3.700% due 08/15/2027		1,508	1,427
4.450% due 07/15/2028		49,975	49,886
Discover Bank
3.350% due 02/06/2023		8,800	8,573
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	79,281	85,613
Encina Business Credit, LLC
5.303% due 12/05/2025 «		$15,480	15,480
EPR Properties
4.750% due 12/15/2026		3,547	3,516
4.950% due 04/15/2028		3,944	3,912
Equinix, Inc.
2.875% due 03/15/2024	EUR	32,425	37,160
2.875% due 10/01/2025		3,350	3,694
2.875% due 02/01/2026		45,409	49,448
ERP Operating LP
3.500% due 03/01/2028		$7,646	7,447
Erste Group Bank AG
8.875% due 10/15/2021 •(j)	EUR	200	257
Essex Portfolio LP
3.375% due 04/15/2026		$6,400	6,130
Eurobank Ergasias S.A.
2.750% due 11/02/2050	EUR	8,926	10,391
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		$23,224	22,370
FCE Bank PLC
0.184% due 08/26/2020 •	EUR	7,300	8,199
0.869% due 09/13/2021		18,500	20,581
1.114% due 05/13/2020		1,140	1,306
1.660% due 02/11/2021		4,808	5,514
1.875% due 06/24/2021		17,172	19,634
FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		$49,879	49,624
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •	EUR	19,700	21,084
0.114% due 05/14/2021 •		19,550	21,433
2.343% due 11/02/2020		$4,000	3,849
2.425% due 06/12/2020		1,048	1,021
2.459% due 03/27/2020		2,060	2,017
2.597% due 11/04/2019		8,000	7,913
2.681% due 01/09/2020		6,955	6,841
3.157% due 08/04/2020		10,402	10,195
5.875% due 08/02/2021		1,600	1,642
8.125% due 01/15/2020		6,685	6,941
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		58,446	54,793
6.750% due 03/15/2022		67,116	67,535
Freedom Mortgage Corp.
8.250% due 04/15/2025		2,179	1,874
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	88,463	66,678
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	13,231	14,455
0.063% (EUR003M + 0.380%) due 01/21/2020 ~		3,350	3,800
2.250% due 07/20/2020		4,600	5,420
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$6,625	6,396
3.373% due 11/15/2025		5,000	4,450
4.418% due 11/15/2035		31,460	26,542
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	200	259

4.375% due 07/31/2019		2,442	3,140
5.875% due 11/04/2020		360	479
General Motors Financial Co., Inc.
0.240% due 03/26/2022 •	EUR	10,900	11,997
0.364% due 05/10/2021 •		7,400	8,259
2.650% due 04/13/2020		$53,900	53,076
3.150% due 01/15/2020		1,150	1,143
3.200% due 07/13/2020		12,048	11,901
3.550% due 04/09/2021		10,096	9,961
3.700% due 11/24/2020		1,550	1,544
GLP Capital LP
5.250% due 06/01/2025		11,333	11,281
5.300% due 01/15/2029		32,377	31,787
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		8,700	8,358
3.618% (US0003M + 1.110%) due 04/26/2022 ~		15,500	15,333
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	24,968
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		14,700	14,737
High Street Funding Trust
4.682% due 02/15/2048		3,100	2,959
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,048
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	2,987
6.000% due 10/01/2021		360	378
Howard Hughes Corp.
5.375% due 03/15/2025		42,851	40,494
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		64,100	63,170
3.262% due 03/13/2023 •		19,470	19,062
3.400% due 03/08/2021		39,300	39,196
3.426% (US0003M + 0.650%) due 09/11/2021 ~		126,800	125,171
3.600% due 05/25/2023		8,890	8,844
3.640% (US0003M + 1.000%) due 05/18/2024 ~		21,100	20,563
4.041% due 03/13/2028 •		17,580	16,846
4.156% (US0003M + 1.380%) due 09/12/2026 ~		50,300	49,580
4.292% due 09/12/2026 •		56,800	56,140
4.300% due 03/08/2026		78,900	77,937
4.583% due 06/19/2029 •		61,000	60,570
4.750% due 07/04/2029 •(j)	EUR	51,337	53,286
5.007% (US0003M + 2.240%) due 03/08/2021 ~		$49,844	51,071
5.250% due 09/16/2022 •(j)	EUR	22,850	26,049
5.875% due 09/28/2026 •(j)	GBP	80,500	98,400
6.000% due 09/29/2023 •(j)	EUR	42,475	51,616
6.250% due 03/23/2023 •(j)(k)		$28,330	26,595
6.500% due 03/23/2028 •(j)(k)		93,240	84,848
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,057
Hunt Cos., Inc.
6.250% due 02/15/2026		4,594	3,937
ICICI Bank Ltd.
3.500% due 03/18/2020		7,750	7,722
Industrial & Commercial Bank of China Ltd.
3.581% (US0003M + 0.875%) due 11/29/2019 ~		15,500	15,534
ING Groep NV
3.797% (US0003M + 1.000%) due 10/02/2023 ~		38,900	38,534
4.100% due 10/02/2023		57,300	57,323
4.550% due 10/02/2028		41,200	40,836
International Lease Finance Corp.
4.625% due 04/15/2021		2,500	2,525
5.875% due 04/01/2019		22,550	22,643
6.250% due 05/15/2019		31,122	31,400
8.250% due 12/15/2020		51,881	55,827
8.625% due 01/15/2022		4,475	4,978
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		35,800	35,528
iStar, Inc.
4.625% due 09/15/2020		2,107	2,060
5.250% due 09/15/2022		8,013	7,511
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,226
7.250% due 08/15/2024		8,100	7,533
7.500% due 04/15/2021		3,600	3,609
Jefferies Group LLC
6.500% due 01/20/2043		28,300	28,770
JPMorgan Chase & Co.
3.390% (US0003M + 0.900%) due 04/25/2023 ~		2,772	2,738
3.411% (US0003M + 0.610%) due 06/18/2022 ~		55,955	55,367
3.717% (US0003M + 1.230%) due 10/24/2023 ~		1,890	1,891
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~(n)		112,400	111,395
3.086% due 04/26/2021 •		106,760	106,334
Jyske Realkredit A/S
2.000% due 10/01/2047	DKK	113,317	17,565

Kasikornbank PCL
3.500% due 10/25/2019		$4,300	4,306
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	2,800	3,085
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$12,160	11,430
Kookmin Bank
2.250% due 02/03/2021		36,400	35,598
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	117,651
LeasePlan Corp. NV
2.875% due 01/22/2019		700	700
Life Storage LP
3.875% due 12/15/2027		4,616	4,404
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)		8,770	10,300
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	21,695	26,494
2.907% due 11/07/2023 •		$21,900	20,726
3.574% due 11/07/2028 •		43,950	39,189
3.590% (US0003M + 0.800%) due 06/21/2021 ~		100,000	99,050
4.050% due 08/16/2023		54,600	53,994
4.375% due 03/22/2028		20,320	19,325
4.450% due 05/08/2025		1,300	1,293
4.550% due 08/16/2028		31,800	30,631
6.375% due 06/27/2020 •(j)	EUR	5,932	6,729
7.000% due 06/27/2019 •(j)	GBP	86,853	110,959
7.500% due 06/27/2024 •(j)(k)		$10,814	10,460
7.500% due 09/27/2025 •(j)(k)		124,252	120,239
7.625% due 06/27/2023 •(j)	GBP	395,197	519,464
7.875% due 06/27/2029 •(j)		116,142	159,144
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$3,375	3,377
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		28,100	27,819
MetLife, Inc.
5.875% due 03/15/2028 •(j)		2,752	2,645
MMcapS Funding Ltd.
3.112% (US0003M + 0.290%) due 12/26/2039 ~		24,404	22,806
3.322% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,067
Morgan Stanley
3.811% (US0003M + 1.220%) due 05/08/2024 ~		1,267	1,249
3.887% (US0003M + 1.400%) due 10/24/2023 ~		3,100	3,087
National Australia Bank Ltd.
1.375% due 07/12/2019		400	397
National Bank of Greece S.A.
2.750% due 10/19/2050	EUR	7,500	8,765
Nationwide Building Society
3.766% due 03/08/2024 •		$82,123	79,109
4.302% due 03/08/2029 •		66,900	63,016
4.363% due 08/01/2024 •		1,285	1,260
6.875% due 06/20/2019 •(j)	GBP	34,632	44,612
Natwest Markets PLC
0.084% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	44,763	51,060
0.625% due 03/02/2022		92,368	102,846
1.125% due 06/14/2023		17,600	19,599
Navient Corp.
4.875% due 06/17/2019		$28,868	28,778
5.000% due 10/26/2020		9,188	8,820
5.875% due 03/25/2021		31,192	29,983
6.500% due 06/15/2022		88,229	82,321
6.625% due 07/26/2021		23,537	22,772
7.250% due 01/25/2022		32,020	31,019
8.000% due 03/25/2020		23,904	24,349
Newmark Group, Inc.
6.125% due 11/15/2023		12,788	12,604
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	228,160	35,301
2.500% due 10/01/2047		101,461	16,286
NTT Finance Corp.
1.900% due 07/21/2021		$1,620	1,563
Nykredit Realkredit A/S
1.000% due 01/01/2019	DKK	150,000	23,018
2.000% due 10/01/2037		211,914	33,869
2.000% due 10/01/2047		849,070	131,403
2.500% due 10/01/2047		662,409	106,327
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		$16,860	16,745
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,261
Physicians Realty LP
3.950% due 01/15/2028		9,933	9,404
Poly Real Estate Finance Ltd.
5.250% due 04/25/2019		4,400	4,424
Preferred Term Securities Combination Trust
0.000% due 09/26/2034 ~		6,000	1,463

Preferred Term Securities Ltd.
3.088% (US0003M + 0.300%) due 03/22/2037 ~		90,031	82,784
3.088% (US0003M + 0.300%) due 09/22/2037 ~		130	117
3.088% (US0003M + 0.300%) due 12/22/2037 ~		15,236	13,857
3.098% (US0003M + 0.310%) due 12/22/2036 ~		104,349	96,992
3.128% (US0003M + 0.340%) due 09/22/2036 ~		35,266	33,327
3.138% (US0003M + 0.350%) due 06/22/2037 ~		51,794	39,364
3.158% (US0003M + 0.370%) due 09/22/2037 ~		43,505	33,499
3.168% (US0003M + 0.380%) due 09/23/2035 ~		496	471
3.168% (US0003M + 0.380%) due 12/22/2036 ~		6,811	5,653
3.168% (US0003M + 0.380%) due 03/22/2037 ~		47,470	37,027
3.178% (US0003M + 0.390%) due 12/22/2036 ~		3,172	2,601
3.188% (US0003M + 0.400%) due 06/23/2035 ~		30,850	30,217
3.188% (US0003M + 0.400%) due 09/22/2036 ~		30,003	26,102
3.188% (US0003M + 0.400%) due 12/22/2037 ~		2,191	1,643
3.188% (US0003M + 0.400%) due 03/22/2038 ~		114,205	101,155
3.218% (US0003M + 0.430%) due 12/22/2035 ~		30,622	26,182
3.238% (US0003M + 0.450%) due 03/22/2038 ~		7,170	5,951
3.268% (US0003M + 0.480%) due 09/23/2035 ~		15,343	13,042
3.288% (US0003M + 0.500%) due 03/23/2035 ~		25,492	24,077
3.288% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,430
3.368% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,398
3.372% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,788
3.388% (US0003M + 0.600%) due 03/22/2038 ~		18,193	15,282
3.408% (US0003M + 0.620%) due 12/22/2036 ~		33,731	27,659
3.538% (US0003M + 0.750%) due 09/23/2035 ~		21,085	17,369
3.668% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,600
3.684% (US0003M + 0.860%) due 07/03/2033 ~		6,147	5,824
3.688% (US0003M + 0.900%) due 03/22/2038 ~		51,627	51,369
3.724% (US0003M + 0.900%) due 01/03/2033 ~		16,159	15,909
Protective Life Global Funding
2.856% (US0003M + 0.420%) due 03/29/2019 ~		14,290	14,292
Provident Funding Associates LP
6.375% due 06/15/2025		3,677	3,346
QNB Finance Ltd.
4.015% (US0003M + 1.570%) due 07/18/2021 ~		25,000	25,155
4.068% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,522
Realkredit Danmark A/S
2.000% due 10/01/2037	DKK	123,929	19,830
2.000% due 10/01/2047		300,604	46,568
2.500% due 07/01/2047		598,576	96,058
Reckson Operating Partnership LP
7.750% due 03/15/2020		$21,995	23,019
Regional Diversified Funding Ltd.
2.820% (US0003M + 0.330%) due 01/25/2036 ~		726	717
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	13,604	15,656
2.000% due 03/04/2025 •		14,900	16,759
2.500% due 03/22/2023		53,338	62,392
3.498% due 05/15/2023 •		$66,670	64,158
3.875% due 09/12/2023		30,500	29,269
4.086% (US0003M + 1.470%) due 05/15/2023 ~		79,246	76,919
4.372% (US0003M + 1.550%) due 06/25/2024 ~		1,400	1,338
4.519% due 06/25/2024 •		14,500	14,241
4.800% due 04/05/2026		88,700	86,570
4.892% due 05/18/2029 •		2,700	2,584
5.076% due 01/27/2030 •		118,800	114,846
7.500% due 08/10/2020 •(j)(k)		149,989	148,864
7.648% due 09/30/2031 •(j)		100	124
8.000% due 08/10/2025 •(j)(k)		82,521	82,521
8.625% due 08/15/2021 •(j)(k)		225,539	233,997
Santander Holdings USA, Inc.
3.400% due 01/18/2023		10,812	10,399
3.700% due 03/28/2022		7,256	7,131
4.400% due 07/13/2027		9,079	8,610
4.450% due 12/03/2021		21,283	21,665
4.500% due 07/17/2025		134,600	133,514
Santander UK Group Holdings PLC
0.464% (EUR003M + 0.780%) due 05/18/2023 ~	EUR	1,200	1,307
0.540% (EUR003M + 0.850%) due 03/27/2024 ~		18,434	19,848
1.125% due 09/08/2023		6,405	7,065
2.875% due 10/16/2020		$4,350	4,283
2.875% due 08/05/2021		40,200	38,827
2.920% due 05/08/2026 •	GBP	32,395	39,792
3.373% due 01/05/2024 •		$2,084	1,979
3.571% due 01/10/2023		6,200	5,940
3.823% due 11/03/2028 •		13,710	12,419
4.750% due 09/15/2025		10,940	10,315
4.796% due 11/15/2024 •		140,400	139,550
6.750% due 06/24/2024 •(j)	GBP	39,464	49,526
7.375% due 06/24/2022 •(j)		124,393	159,592
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,894
3.358% (US0003M + 0.620%) due 06/01/2021 ~		3,500	3,463
3.400% due 06/01/2021		45,100	44,894

Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	33,611
5.180% due 06/28/2019		$24,200	24,324
5.717% due 06/16/2021		83,400	84,781
6.125% due 02/07/2022		228,585	235,180
Siam Commercial Bank PCL
3.500% due 04/07/2019		11,500	11,513
SL Green Operating Partnership LP
3.250% due 10/15/2022		6,930	6,701
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	31,904
SLM Student Loan Trust
0.239% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,257	1,387
1.450% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	17,106
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$2,413	2,342
4.125% due 07/15/2023		24,900	25,027
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		18,400	15,668
7.375% due 10/04/2023 •(j)(k)		106,400	99,351
Society of Lloyd’s
4.750% due 10/30/2024	GBP	5,400	7,199
Springleaf Finance Corp.
5.250% due 12/15/2019		$10,755	10,807
5.625% due 03/15/2023		258,860	239,446
6.000% due 06/01/2020		6,382	6,422
6.125% due 05/15/2022		243,097	236,949
6.875% due 03/15/2025		18,542	16,641
7.750% due 10/01/2021		12,500	12,594
8.250% due 12/15/2020		271,506	281,687
Standard Chartered PLC
3.558% (US0003M + 1.150%) due 01/20/2023 ~		23,830	23,661
3.770% (US0003M + 1.130%) due 08/19/2019 ~		200	201
4.247% due 01/20/2023 •		44,130	43,752
Starwood Property Trust, Inc.
4.750% due 03/15/2025		13,125	11,845
5.000% due 12/15/2021		5,750	5,664
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (j)	EUR	129,003	160,383
STORE Capital Corp.
4.500% due 03/15/2028		$6,872	6,655
Synchrony Financial
4.500% due 07/23/2025		545	498
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,130	7,089
5.661% due 10/13/2041		566	803
5.744% due 04/13/2040		5,921	8,514
5.801% due 10/13/2040		27,487	39,820
6.052% due 10/13/2039		33,359	49,111
7.623% due 07/13/2039		7,172	11,944
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$45,750	11,579
TP ICAP PLC
5.250% due 01/26/2024	GBP	3,475	4,150
Trafford Centre Finance Ltd.
1.539% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,480
U.S. Capital Funding Ltd.
2.694% due 07/10/2043 •		$61,257	54,795
3.421% (US0003M + 0.880%) due 05/01/2034 ~		8,564	8,115
UBS AG
4.750% due 02/12/2026 •	EUR	1,900	2,310
5.125% due 05/15/2024		$54,000	53,869
7.625% due 08/17/2022 (k)		85,315	91,074
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		37,400	37,122
3.491% due 05/23/2023		38,000	37,079
3.873% due 05/23/2023 •		19,000	18,822
4.125% due 09/24/2025		119,640	118,979
4.125% due 04/15/2026		17,300	17,213
4.253% due 03/23/2028		21,700	21,431
5.750% due 02/19/2022 •(j)	EUR	5,000	6,089
7.000% due 02/19/2025 •(j)		$8,500	8,670
UDR, Inc.
3.500% due 01/15/2028		4,500	4,273
4.625% due 01/10/2022		1,156	1,188
UniCredit SpA
7.830% due 12/04/2023		593,520	621,519
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	14,355	20,042
6.542% due 03/30/2021		5,775	7,668
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		$10,296	10,319
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,419
3.500% due 02/01/2025		415	398

VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	5,898
4.875% due 06/01/2026		2,900	2,904
VICI Properties LLC
8.000% due 10/15/2023		68,798	74,302
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(j)	GBP	3,000	3,981
Volkswagen Bank GmbH
0.109% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	12,200	13,729
0.625% due 09/08/2021		34,500	39,253
Volkswagen Financial Services AG
0.750% due 10/14/2021		2,300	2,619
Volkswagen Leasing GmbH
0.132% due 07/06/2021 •		16,700	18,811
Vornado Realty LP
3.500% due 01/15/2025		$5,902	5,699
Wells Fargo & Co.
2.625% due 07/22/2022		36,625	35,332
3.000% due 02/19/2025		17,740	16,740
3.349% (US0003M + 0.880%) due 07/22/2020 ~		25	25
3.757% (US0003M + 1.230%) due 10/31/2023 ~		1,087	1,084
Wells Fargo Bank N.A.
2.977% (US0003M + 0.500%) due 07/23/2021 ~		42,900	42,671
3.325% due 07/23/2021 •		55,000	54,957
Welltower, Inc.
3.950% due 09/01/2023		7,770	7,797
4.250% due 04/01/2026		8,800	8,802
4.250% due 04/15/2028		11,778	11,688
WeWork Cos., Inc.
7.875% due 05/01/2025		11,906	10,626
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	21,105
2.250% due 04/09/2026		19,300	21,866

			16,093,590

INDUSTRIALS 6.7%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	17,600	20,908
AbbVie, Inc.
2.300% due 05/14/2021		$7,600	7,426
2.900% due 11/06/2022		12,624	12,294
3.375% due 11/14/2021		47,970	47,972
3.750% due 11/14/2023		20,640	20,557
4.250% due 11/14/2028		2,473	2,407
Air Canada Pass-Through Trust
3.700% due 07/15/2027		4,050	3,850
Allergan Funding SCS
0.034% due 06/01/2019 •	EUR	3,097	3,548
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	4,886
Altice Financing S.A.
5.250% due 02/15/2023		40,390	46,784
6.625% due 02/15/2023		$53,205	51,210
7.500% due 05/15/2026		13,400	12,261
Altice France S.A.
5.625% due 05/15/2024 (n)	EUR	14,000	16,213
5.875% due 02/01/2027		55,800	63,498
6.250% due 05/15/2024		$70,284	65,803
7.375% due 05/01/2026		219,561	201,996
8.125% due 02/01/2027		34,000	32,130
Altice Luxembourg S.A.
7.250% due 05/15/2022 (n)	EUR	60,870	65,174
American Airlines Pass-Through Trust
3.000% due 04/15/2030		$23,054	21,852
3.200% due 12/15/2029		8,905	8,417
3.350% due 04/15/2031		8,260	7,822
3.375% due 11/01/2028		5,797	5,516
3.600% due 03/22/2029		247	239
3.650% due 02/15/2029		12,932	12,770
3.650% due 12/15/2029		4,498	4,291
4.000% due 01/15/2027		2,474	2,462
5.250% due 07/31/2022		1,081	1,105
Andeavor Logistics LP
3.500% due 12/01/2022		1,732	1,678
4.250% due 12/01/2027		2,288	2,165
Anthem, Inc.
4.350% due 08/15/2020		1,980	2,015
Arrow Electronics, Inc.
3.250% due 09/08/2024		4,661	4,347
3.500% due 04/01/2022		3,793	3,745
Autodesk, Inc.
3.600% due 12/15/2022		2,380	2,362
AutoNation, Inc.
3.350% due 01/15/2021		1,900	1,886

Bacardi Ltd.
4.450% due 05/15/2025	18,100	17,890
4.500% due 01/15/2021	900	908
4.700% due 05/15/2028	22,300	21,482
Baidu, Inc.
3.875% due 09/29/2023	20,700	20,637
4.375% due 03/29/2028	6,600	6,482
BAT Capital Corp.
2.297% due 08/14/2020	9,675	9,448
2.764% due 08/15/2022	6,600	6,239
BAT International Finance PLC
2.750% due 06/15/2020	4,874	4,790
Bausch Health Cos., Inc.
5.500% due 11/01/2025	2,760	2,584
6.500% due 03/15/2022	26,770	27,013
7.000% due 03/15/2024	23,063	23,351
Bayer U.S. Finance LLC
2.750% due 07/15/2021	10,819	10,543
3.452% (US0003M + 0.630%) due 06/25/2021 ~	14,100	13,917
3.500% due 06/25/2021	3,400	3,378
BC Unlimited Liability Co.
4.250% due 05/15/2024	37,815	34,915
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048	281,400	275,348
Boston Scientific Corp.
2.850% due 05/15/2020	3,300	3,279
6.000% due 01/15/2020	1,190	1,220
Broadcom Corp.
2.375% due 01/15/2020	7,400	7,309
3.000% due 01/15/2022	58,470	56,269
3.500% due 01/15/2028	2,800	2,432
3.625% due 01/15/2024	7,097	6,722
3.875% due 01/15/2027	85,015	76,446
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~	22,860	22,661
3.418% (US0003M + 0.630%) due 03/15/2021 ~	18,580	18,226
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,000	1,031
Celgene Corp.
2.250% due 08/15/2021	2,280	2,212
2.875% due 08/15/2020	7,605	7,554
2.875% due 02/19/2021	4,760	4,713
Charter Communications Operating LLC
3.579% due 07/23/2020	27,518	27,494
4.191% (US0003M + 1.650%) due 02/01/2024 ~	119,732	117,800
4.200% due 03/15/2028	21,741	20,409
4.464% due 07/23/2022	44,174	44,631
4.500% due 02/01/2024	10,360	10,355
4.908% due 07/23/2025	32,861	32,706
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	100	106
Chesapeake Energy Corp.
5.686% (US0003M + 3.250%) due 04/15/2019 ~	5,340	5,327
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	47,286	46,991
Cigna Holding Co.
4.375% due 12/15/2020	4,200	4,277
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	21,079	21,181
7.625% due 03/15/2020	20,820	20,560
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	5,814	5,422
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,800	4,798
Coca-Cola European Partners PLC
4.500% due 09/01/2021	4,520	4,614
Comcast Corp.
3.038% (US0003M + 0.630%) due 04/15/2024 ~	30,508	29,830
3.127% (US0003M + 0.330%) due 10/01/2020 ~	28,314	28,191
3.237% (US0003M + 0.440%) due 10/01/2021 ~	10,316	10,222
Community Health Systems, Inc.
5.125% due 08/01/2021	99,495	92,779
6.250% due 03/31/2023	295,726	269,865
8.625% due 01/15/2024	105,814	104,756
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	9,000	8,977
3.800% due 10/22/2021	10,400	10,410
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)	4,375	1,815
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,422	1,406
5.500% due 04/29/2022	818	827
7.250% due 05/10/2021	5,297	5,442
7.707% due 10/02/2022 «	918	957
Continental Resources, Inc.
5.000% due 09/15/2022	4,479	4,452

CSC Holdings LLC
8.625% due 02/15/2019		9,350	9,397
CSN Resources S.A.
6.500% due 07/21/2020		4,119	3,993
CVS Pass-Through Trust
4.163% due 08/11/2036		6,423	6,100
5.773% due 01/10/2033		5,406	5,690
5.880% due 01/10/2028		1,276	1,345
7.507% due 01/10/2032		4,928	5,702
D.R. Horton, Inc.
4.375% due 09/15/2022		755	764
DAE Funding LLC
4.000% due 08/01/2020		22,579	22,071
4.500% due 08/01/2022		15,348	14,772
5.000% due 08/01/2024		38,946	37,778
5.250% due 11/15/2021		55,800	55,033
5.750% due 11/15/2023		59,312	58,867
Daimler Finance North America LLC
2.000% due 07/06/2021		2,600	2,502
Danone S.A.
2.077% due 11/02/2021		3,901	3,771
3.000% due 06/15/2022		4,000	3,931
Dell International LLC
4.420% due 06/15/2021		15,711	15,704
5.450% due 06/15/2023		14,400	14,667
6.020% due 06/15/2026		1,300	1,308
Dell, Inc.
5.875% due 06/15/2019		9,376	9,446
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		2,484	2,566
Delta Air Lines, Inc.
2.600% due 12/04/2020		14,375	14,139
3.400% due 04/19/2021		7,130	7,074
3.625% due 03/15/2022		23,912	23,416
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		5,590	5,367
2.820% due 01/19/2022		8,655	8,470
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (n)		130,770	126,030
10.750% due 09/01/2024		2,700	2,437
Discovery Communications LLC
2.800% due 06/15/2020		1,342	1,328
2.950% due 03/20/2023		5,591	5,359
3.950% due 03/20/2028		7,765	7,218
4.375% due 06/15/2021		2,220	2,260
DISH DBS Corp.
5.125% due 05/01/2020		41,349	40,936
6.750% due 06/01/2021		3,475	3,448
7.875% due 09/01/2019		76,630	78,377
DJO Finance LLC
8.125% due 06/15/2021		19,100	19,721
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		49,975	49,853
DP World Ltd.
2.375% due 09/25/2026	EUR	15,020	16,978
4.250% due 09/25/2030	GBP	8,675	10,946
DXC Technology Co.
4.750% due 04/15/2027		$7,840	7,885
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019		6,350	6,352
eBay, Inc.
2.150% due 06/05/2020		2,190	2,163
2.600% due 07/15/2022		1,894	1,832
3.800% due 03/09/2022		96	96
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	6,835
6.875% due 05/09/2025		15,750	21,661
EMC Corp.
2.650% due 06/01/2020		$42,548	40,872
Energy Transfer Operating LP
4.150% due 10/01/2020		1,300	1,308
4.200% due 09/15/2023		12,600	12,430
4.950% due 06/15/2028		18,268	17,943
6.000% due 06/15/2048		2,778	2,718
Energy Transfer Partners LP
5.750% due 09/01/2020		3,637	3,733
Enterprise Products Operating LLC
5.200% due 09/01/2020		1,540	1,588
EQT Corp.
3.567% (US0003M + 0.770%) due 10/01/2020 ~		14,888	14,507
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		15,786	15,612
3.600% due 08/15/2021		5,544	5,539
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	16,079

Flex Ltd.
4.625% due 02/15/2020		3,600	3,619
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		2,700	2,780
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		2,042	2,045
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021		1,700	1,712
G4S International Finance PLC
1.500% due 01/09/2023	EUR	4,300	4,920
GATX Corp.
4.850% due 06/01/2021		$4,170	4,305
General Electric Co.
0.000% due 05/28/2020 •	EUR	3,270	3,673
0.375% due 05/17/2022		9,100	9,843
2.200% due 01/09/2020		$2,422	2,387
3.100% due 01/09/2023		5,306	4,955
3.150% due 09/07/2022		830	785
3.450% due 05/15/2024		985	926
4.375% due 09/16/2020		132	132
5.000% due 01/21/2021 •(j)		212,500	162,828
5.550% due 05/04/2020		5,100	5,188
5.550% due 01/05/2026		44,966	44,064
5.875% due 01/14/2038		1,656	1,589
6.150% due 08/07/2037		3,390	3,319
6.875% due 01/10/2039		3,070	3,223
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		23,405	23,050
3.200% due 04/16/2021		4,178	4,158
Georgia-Pacific LLC
5.400% due 11/01/2020		510	528
Greene King Finance PLC
1.856% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,246	6,225
5.106% due 03/15/2034		1,407	2,051
5.702% due 12/15/2034		427	492
Harvest Operations Corp.
2.330% due 04/14/2021		$37,137	36,107
HCA, Inc.
4.250% due 10/15/2019		1,100	1,099
5.875% due 03/15/2022		10,340	10,624
6.500% due 02/15/2020		13,360	13,727
Heathrow Funding Ltd.
4.875% due 07/15/2023		1,600	1,653
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		23,108	22,241
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,617
Hyundai Capital America
3.601% due 09/18/2020 •		30,120	30,003
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		262,515	177,198
9.000% due 03/01/2021 ^(d)		387,835	261,789
9.000% due 09/15/2022 ^(d)		254,370	170,428
10.625% due 03/15/2023 ^(d)		81,461	54,986
11.250% due 03/01/2021 ^(d)		101,187	66,678
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	5,000	5,505
IHS Markit Ltd.
4.000% due 03/01/2026		$1,377	1,284
5.000% due 11/01/2022		3,334	3,384
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,547
3.750% due 07/21/2022		5,322	5,283
Incitec Pivot Finance LLC
6.000% due 12/10/2019		3,528	3,607
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		18,100	18,364
5.710% due 11/15/2023		13,700	13,961
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		27,560	23,839
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		56,817	49,715
8.000% due 02/15/2024		96,141	99,266
8.500% due 10/15/2024		69,576	67,837
9.750% due 07/15/2025		17,518	17,655
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		35,664	32,633
8.125% due 06/01/2023		3,500	2,730
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	6,431
3.250% due 03/15/2025		10,400	11,722
JB Hunt Transport Services, Inc.
3.300% due 08/15/2022		$2,487	2,469
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		19,850	19,830

Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	500
Komatsu Finance America, Inc.
2.118% due 09/11/2020		700	686
2.437% due 09/11/2022		1,787	1,721
Kraft Heinz Foods Co.
3.500% due 07/15/2022		23,132	22,814
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		16	11
Marathon Oil Corp.
2.700% due 06/01/2020		1,200	1,183
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		15,490	15,006
Masco Corp.
3.500% due 04/01/2021		770	767
5.950% due 03/15/2022		5,258	5,576
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,300	2,118
MGM Resorts International
6.625% due 12/15/2021		3,380	3,473
6.750% due 10/01/2020		10,550	10,867
7.750% due 03/15/2022		12,300	13,115
Microchip Technology, Inc.
3.922% due 06/01/2021		10,347	10,270
Midea Investment Development Co. Ltd.
2.375% due 06/03/2019		3,300	3,287
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		3,900	3,896
Mitchells & Butlers Finance PLC
3.238% (US0003M + 0.450%) due 12/15/2030 ~		65	60
6.013% due 12/15/2030	GBP	6,397	9,223
Molson Coors Brewing Co.
2.100% due 07/15/2021		$6,410	6,184
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		2,100	2,013
NetApp, Inc.
3.300% due 09/29/2024		2,330	2,221
3.375% due 06/15/2021		1,600	1,595
Netflix, Inc.
4.625% due 05/15/2029	EUR	46,000	51,878
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021		$28,922	29,289
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	199
Nokia Oyj
4.375% due 06/12/2027		3,031	2,826
Norfolk Southern Corp.
3.000% due 04/01/2022		2,000	1,988
3.250% due 12/01/2021		940	943
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		16,287	16,004
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (c)	EUR	367	409
NXP BV
4.125% due 06/15/2020		$1,200	1,197
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (g)(j)		1,150	20
0.000% due 01/31/2019 (g)(j)		4,485	80
Oil India Ltd.
3.875% due 04/17/2019		2,500	2,505
ONEOK Partners LP
3.375% due 10/01/2022		4,875	4,790
ONGC Videsh Ltd.
3.250% due 07/15/2019		2,735	2,734
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		45,465	41,146
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	24,755
4.500% due 03/15/2023		31,025	29,086
5.250% due 08/15/2022		57,600	55,944
5.500% due 02/15/2024		21,183	20,495
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		14,400	14,156
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		1,300	1,294
3.375% due 02/01/2022		9,245	9,148
4.875% due 07/11/2022		11,830	12,258
Pernod Ricard S.A.
4.450% due 01/15/2022		37,798	38,578
5.750% due 04/07/2021		9,589	10,055
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		105,630	15,958
5.500% due 04/12/2037 ^(d)		117,045	18,142
6.000% due 05/16/2024 ^(d)		87,100	13,535
6.000% due 11/15/2026 ^(d)		54,167	8,154
9.000% due 11/17/2021 ^(d)		4,000	756
9.750% due 05/17/2035 ^(d)		43,640	8,292

Petroleos Mexicanos
6.500% due 03/13/2027		26,730	25,193
6.750% due 09/21/2047		7,470	6,196
Petronas Capital Ltd.
5.250% due 08/12/2019		9,961	10,090
PetSmart, Inc.
5.875% due 06/01/2025		13,653	9,933
Philip Morris International, Inc.
2.375% due 08/17/2022		2,590	2,490
2.500% due 11/02/2022		9,190	8,837
Pioneer Natural Resources Co.
3.950% due 07/15/2022		5,647	5,668
QVC, Inc.
4.850% due 04/01/2024		1,570	1,524
5.450% due 08/15/2034		3,620	3,173
Radiate Holdco LLC
6.875% due 02/15/2023		12,270	11,196
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		19,805	19,030
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	30,200	33,840
6.250% due 05/15/2026		$19,610	18,948
6.875% due 11/15/2026	EUR	400	425
Reynolds American, Inc.
3.250% due 06/12/2020		$1,200	1,193
4.000% due 06/12/2022		5,073	5,022
6.875% due 05/01/2020		1,517	1,579
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		388	387
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	100
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		1,412	1,334
Rockwell Collins, Inc.
2.800% due 03/15/2022		7,840	7,626
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	77,327
Ryder System, Inc.
2.650% due 03/02/2020		$990	981
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		20,000	20,089
5.625% due 02/01/2021		12,448	12,828
5.750% due 05/15/2024		5,500	5,771
5.875% due 06/30/2026		2,500	2,652
6.250% due 03/15/2022		28,356	29,835
Sands China Ltd.
4.600% due 08/08/2023		37,000	36,848
5.125% due 08/08/2025		46,000	45,631
5.400% due 08/08/2028		51,700	50,051
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	3,107	3,319
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$2,486	2,135
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		25,550	24,721
Sky Ltd.
3.125% due 11/26/2022		1,190	1,175
Southern Co.
2.350% due 07/01/2021		9,655	9,392
3.104% (US0003M + 0.490%) due 02/14/2020 ~		99,400	99,247
Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	15,854
6.582% due 03/28/2025		7,375	9,510
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$19,016	18,826
4.738% due 09/20/2029		95,800	94,243
5.152% due 09/20/2029		98,830	97,348
Starfruit Finco BV
6.500% due 10/01/2026	EUR	600	638
Sunoco LP
4.875% due 01/15/2023		$8,924	8,723
Suntory Holdings Ltd.
2.550% due 06/28/2022		13,915	13,347
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,051
3.900% due 03/22/2023		9,500	9,458
Syngenta Finance NV
3.698% due 04/24/2020		18,975	18,841
3.933% due 04/23/2021		12,200	12,039
4.441% due 04/24/2023		7,700	7,427
4.892% due 04/24/2025		7,400	7,009
5.182% due 04/24/2028		16,900	15,709
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,661	3,327

Tech Data Corp.
3.700% due 02/15/2022		3,696	3,629
4.950% due 02/15/2027		4,645	4,369
Telefonica Emisiones S.A.
5.134% due 04/27/2020		2,150	2,195
5.462% due 02/16/2021		4,834	5,012
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		18,000	16,380
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	32,138
6.000% due 10/01/2020		9,470	9,624
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		3,910	3,707
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		500	474
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		421	410
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	4,900	5,487
1.700% due 07/19/2019		$3,371	3,327
2.200% due 07/21/2021		88,693	81,574
2.800% due 07/21/2023		1,444	1,245
3.250% due 04/15/2022	EUR	61,400	71,037
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		$46,740	46,350
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		2,000	1,993
Time Warner Cable LLC
4.000% due 09/01/2021		5,630	5,599
Times Square Hotel Trust
8.528% due 08/01/2026		1,412	1,628
Triumph Group, Inc.
4.875% due 04/01/2021		12,068	10,891
5.250% due 06/01/2022		5,893	5,156
Tyson Foods, Inc.
2.250% due 08/23/2021		6,735	6,526
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		835	913
United Airlines Pass-Through Trust
3.100% due 01/07/2030		7,796	7,535
4.000% due 10/11/2027		4,108	4,104
United Group BV
4.375% due 07/01/2022	EUR	10,800	12,303
4.875% due 07/01/2024		11,820	13,337
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		$15,350	15,298
3.650% due 08/16/2023		35,489	35,385
4.125% due 11/16/2028		32,642	32,478
Univision Communications, Inc.
5.125% due 05/15/2023		82,084	73,876
5.125% due 02/15/2025		101,768	89,556
UPCB Finance Ltd.
3.625% due 06/15/2029 (n)	EUR	26,525	28,975
ViaSat, Inc.
5.625% due 09/15/2025		$20,358	18,831
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		922	936
6.000% due 04/23/2022		142	144
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	10,991
VMware, Inc.
2.300% due 08/21/2020		$23,042	22,574
2.950% due 08/21/2022		18,536	17,682
3.900% due 08/21/2027		9,090	8,082
VOC Escrow Ltd.
5.000% due 02/15/2028		10,712	9,935
Vulcan Materials Co.
3.388% (US0003M + 0.650%) due 03/01/2021 ~		1,790	1,777
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		17,920	17,861
Walgreens Boots Alliance, Inc.
3.300% due 11/18/2021		2,680	2,669
Wesleyan University
4.781% due 07/01/2116		10,045	10,319
Western Digital Corp.
4.750% due 02/15/2026		50,980	44,416
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(d)		10,295	3,989
Wind Tre SpA
2.625% due 01/20/2023	EUR	31,500	32,690
2.750% due 01/20/2024 •		19,100	19,641
3.125% due 01/20/2025 (n)		15,450	15,814
5.000% due 01/20/2026		$12,800	10,608
Woodside Finance Ltd.
4.600% due 05/10/2021		1,290	1,306

Wyndham Destinations, Inc.
3.900% due 03/01/2023		15,684	14,459
4.250% due 03/01/2022		798	764
5.400% due 04/01/2024		7,972	7,633
5.625% due 03/01/2021		1,000	1,000
5.750% due 04/01/2027		6,890	6,347
Wynn Macau Ltd.
4.875% due 10/01/2024		6,300	5,623
5.500% due 10/01/2027		9,000	7,853
Yara International ASA
4.750% due 06/01/2028		20,454	20,437
Yellowstone Energy LP
5.750% due 12/31/2026 «		4,869	5,176
ZF North America Capital, Inc.
4.000% due 04/29/2020		1,100	1,095
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		3,430	3,356
3.554% (US0003M + 0.750%) due 03/19/2021 ~		940	931

			7,250,900

SPECIALTY FINANCE 0.1%
CIMIC Group Ltd.
1.000% due 04/09/2019 (l)		63,644	62,989
1.000% due 10/17/2019 (l)		18,500	17,855
1.000% due 10/31/2019 (l)		25,000	24,088

			104,932

UTILITIES 2.4%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		75,352	75,131
3.488% (US0003M + 0.750%) due 06/01/2021 ~		220,446	219,112
3.956% (US0003M + 1.180%) due 06/12/2024 ~		46,056	44,706
4.900% due 08/15/2037		54,330	50,860
5.000% due 03/01/2021		1,345	1,391
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,030	1,010
BG Energy Capital PLC
4.000% due 10/15/2021		1,200	1,217
CenturyLink, Inc.
5.625% due 04/01/2020		4,100	4,095
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		200	199
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		2,000	1,985
CNOOC Finance Ltd.
4.250% due 01/26/2021		6,870	6,973
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		28,568	28,442
Electricite de France S.A.
4.600% due 01/27/2020		1,100	1,116
Emera U.S. Finance LP
2.700% due 06/15/2021		1,506	1,468
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,243
4.950% due 05/15/2028		12,765	12,113
Enel Finance International NV
2.875% due 05/25/2022		3,892	3,670
Entergy Arkansas LLC
3.750% due 02/15/2021		3,720	3,757
Entergy Corp.
4.000% due 07/15/2022		15,750	15,900
Eversource Energy
2.750% due 03/15/2022		4,700	4,602
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	93,320
6.000% due 11/27/2023		258,580	267,888
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	5,776
4.950% due 07/19/2022		$3,000	3,032
4.950% due 02/06/2028 (n)		15,900	15,213
5.999% due 01/23/2021		98,967	101,985
6.510% due 03/07/2022		46,640	48,823
7.288% due 08/16/2037		30,560	34,168
8.625% due 04/28/2034		141,090	174,940
9.250% due 04/23/2019		206,077	209,155
ITC Holdings Corp.
2.700% due 11/15/2022		6,011	5,815
Majapahit Holding BV
7.750% due 01/20/2020		11,269	11,745
8.000% due 08/07/2019		3,500	3,600
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		5,063	4,889

Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		10,759	6,119
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,992	1,860
Ohio Power Co.
5.375% due 10/01/2021		7,440	7,871
ONEOK, Inc.
4.550% due 07/15/2028		13,772	13,673
5.200% due 07/15/2048		11,040	10,615
Pacific Gas & Electric Co.
2.450% due 08/15/2022		13,723	12,230
2.950% due 03/01/2026		9,726	8,049
3.250% due 09/15/2021		2,518	2,332
3.250% due 06/15/2023		1,969	1,752
3.300% due 12/01/2027		5,300	4,354
3.500% due 10/01/2020		21,270	20,370
3.750% due 02/15/2024		1,043	930
3.750% due 08/15/2042		3,440	2,573
4.250% due 05/15/2021		5,690	5,409
4.250% due 08/01/2023		4,950	4,611
4.450% due 04/15/2042		463	373
Petrobras Global Finance BV
5.875% due 03/07/2022	EUR	5,900	7,455
5.999% due 01/27/2028		$177,112	167,195
6.125% due 01/17/2022		22,998	23,659
6.250% due 12/14/2026	GBP	5,600	7,397
6.625% due 01/16/2034		8,700	11,165
6.850% due 06/05/2115		$34,893	31,308
7.375% due 01/17/2027		133,814	137,762
8.750% due 05/23/2026		24,492	27,517
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020		15,120	15,039
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,730
PPL Capital Funding, Inc.
3.500% due 12/01/2022		6,125	6,031
Progress Energy, Inc.
4.400% due 01/15/2021		3,000	3,058
Public Service Co. of Oklahoma
4.400% due 02/01/2021		3,700	3,766
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		3,377	3,245
Rio Oil Finance Trust
8.200% due 04/06/2028		26,500	27,825
9.250% due 07/06/2024		19,120	20,483
9.750% due 01/06/2027		26,593	29,220
Sempra Energy
2.400% due 03/15/2020		5,766	5,686
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		5,400	5,346
Southern California Edison Co.
3.650% due 03/01/2028		1,162	1,132
5.750% due 04/01/2035		2,126	2,306
6.000% due 01/15/2034		582	651
6.650% due 04/01/2029		4,808	5,367
Sprint Capital Corp.
6.900% due 05/01/2019		194,205	195,904
8.750% due 03/15/2032		1,000	1,057
Sprint Communications, Inc.
7.000% due 03/01/2020		63,690	65,441
7.000% due 08/15/2020		98,215	100,798
Sprint Corp.
7.250% due 09/15/2021		77,308	79,318
7.625% due 03/01/2026		53,258	52,725
7.875% due 09/15/2023		1,800	1,852
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019		15,275	15,261
Tampa Electric Co.
2.600% due 09/15/2022		4,155	4,031
Telstra Corp. Ltd.
4.800% due 10/12/2021		6,659	6,921
Transocean Phoenix Ltd.
7.750% due 10/15/2024		4,245	4,245
Transocean Proteus Ltd.
6.250% due 12/01/2024		3,760	3,619
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	1,200	1,386
5.250% due 03/16/2037		$16,409	17,161

Wisconsin Power & Light Co.
2.250% due 11/15/2022	4,070	3,908

		2,663,430

Total Corporate Bonds & Notes (Cost $26,667,020)		26,112,852

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	22,470	27,948

Total Convertible Bonds & Notes (Cost $41,933)		27,948

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	6,416

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	5,663
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	17,159
7.750% due 01/01/2042	27,720	29,704
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,486
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	23,327
6.725% due 04/01/2035	6,975	7,482
7.350% due 07/01/2035	14,630	16,239
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	37,574

		147,634

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	125	127

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
4.022% due 06/01/2046	12,450	12,311

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)	1,005	550
5.250% due 07/01/2037 ^(d)	5,635	3,085
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	1,775	963
5.900% due 07/01/2028 ^(d)	7,215	3,860
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	4,350	2,360
6.000% due 07/01/2039 ^(d)	4,805	2,607
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	9,445	5,077
5.750% due 07/01/2041 ^(d)	8,200	4,407
6.500% due 07/01/2040 ^(d)	1,640	886
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	22,065	11,805
5.500% due 07/01/2039 ^(d)	29,150	15,668
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(d)	2,665	1,439

		52,707

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,810	3,873

Total Municipal Bonds & Notes (Cost $193,549)		223,068

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
0.665% due 02/25/2022 ~(a)	195,760	3,240
0.866% due 09/25/2022 ~(a)	85,087	1,907
1.579% due 09/25/2022 •	1	1
2.177% due 01/25/2022 ~(a)	33,842	1,028
2.240% due 04/25/2023 •	1	1
2.265% due 11/01/2020 •	5	5

2.268% due 03/01/2033 •	16	17
2.375% due 12/25/2036 •	65	65
2.500% due 04/01/2022 - 01/01/2047	49,004	48,308
2.626% due 03/25/2034 •	13	13
2.656% due 08/25/2034 •	6	6
2.710% due 03/25/2022 •	13	13
2.726% due 09/25/2031 •	2,438	2,394
2.760% due 09/25/2022 •	1	1
2.810% due 01/25/2022 •	6	6
2.855% due 04/18/2028 - 09/18/2031 •	5	5
2.856% due 03/25/2044 •	9	9
2.906% due 11/25/2021 - 08/25/2036 •	28	27
2.930% due 03/01/2036 •	9	9
2.956% due 07/25/2021 •	1	1
2.970% due 01/01/2029 •	2	2
3.000% due 11/01/2025 - 07/01/2048	64,446	63,534
3.000% due 09/25/2027 - 06/25/2042 (a)	70,174	6,448
3.000% due 10/01/2029 - 12/01/2047 (n)	84,734	83,036
3.090% due 12/01/2035 •	17	18
3.206% due 08/25/2022 •	2	2
3.253% due 10/01/2044 •	4	4
3.306% due 05/25/2022 •	1	1
3.324% due 02/01/2034 •	774	800
3.344% due 03/25/2041 •(a)	5,329	728
3.356% due 10/25/2020 •	1	1
3.406% due 05/25/2021 - 10/25/2021 •	6	6
3.445% due 02/01/2032 •	7	7
3.453% due 10/01/2040 •	36	36
3.500% due 01/01/2025 - 11/01/2048	742,260	744,024
3.500% due 10/01/2025 - 11/01/2048 (n)	1,261,124	1,263,946
3.500% due 08/01/2026 •	1	1
3.524% due 06/25/2037 •(a)	933	124
3.544% due 03/25/2037 •(a)	1,889	233
3.545% due 10/01/2025 •	11	11
3.564% due 12/25/2036 - 02/25/2037 •(a)	2,414	315
3.594% due 04/25/2037 •(a)	1,633	235
3.604% due 04/25/2037 •(a)	2,319	301
3.644% due 08/25/2035 - 02/25/2043 •(a)	10,887	1,249
3.706% due 01/25/2024 •	5	5
3.714% due 09/01/2024 •	2	2
3.794% due 01/25/2038 •(a)	3,663	497
3.800% due 01/01/2035 •	31	32
3.806% due 11/25/2021 •	5	5
3.807% due 07/01/2032 •	122	124
3.808% due 06/01/2025 •	1	1
3.844% due 01/25/2040 •(a)	4,829	604
3.874% due 03/25/2037 •(a)	4,964	667
3.875% due 07/01/2025 •	27	27
3.894% due 05/25/2037 •(a)	1,540	219
3.895% due 06/01/2032 •	61	62
3.904% due 06/25/2037 •(a)	5,261	824
3.934% due 04/25/2037 •(a)	3,657	556
3.944% due 12/25/2037 - 10/25/2039 •(a)	7,076	765
3.990% due 04/01/2032 •	35	37
4.000% due 12/01/2023 - 11/01/2048	806,816	823,982
4.000% due 10/01/2040 - 11/01/2048 (n)	4,309,594	4,399,431
4.000% due 12/25/2042 - 12/25/2047 (a)	9,785	1,524
4.035% due 12/01/2027 •	5	5
4.037% due 04/01/2033 •	2	2
4.042% due 04/01/2027 •	54	54
4.044% due 10/25/2036 - 06/25/2040 •(a)	3,890	565
4.045% due 03/01/2034 •	7	7
4.060% due 08/01/2033 •	29	30
4.065% due 05/01/2024 •	21	21
4.075% due 05/01/2024 •	48	49
4.094% due 11/25/2035 •(a)	851	83
4.104% due 11/01/2033 •	24	25
4.123% due 09/01/2030 •	16	17
4.144% due 11/25/2036 - 04/25/2037 •(a)	4,712	290
4.194% due 03/25/2036 •(a)	2,763	331
4.278% due 03/01/2033 •	183	189
4.283% due 04/01/2024 - 04/01/2028 •	10	11
4.284% due 04/25/2037 •(a)	2,619	453
4.313% due 09/01/2033 •	2	2
4.385% due 07/01/2032 •	6	6
4.406% due 12/01/2033 •	12	13
4.425% due 10/01/2032 •	7	8
4.439% due 09/01/2035 •	8	9
4.480% due 08/01/2032 •	6	6
4.494% due 02/25/2038 •(a)	10,481	1,839
4.495% due 10/01/2035 •	79	80
4.500% due 08/01/2023 - 09/01/2048	120,308	125,442
4.500% due 08/01/2032 •	5	5
4.500% due 12/25/2042 (a)	2,384	445
4.500% due 03/01/2047 - 01/01/2048 (n)	61,145	63,565
4.516% due 10/01/2034 •	111	112

4.520% due 11/01/2029 - 09/01/2031 •	67	69
4.587% due 10/01/2033 •	1	1
4.625% due 09/01/2024 •	54	55
4.694% due 02/25/2037 •(a)	897	129
4.698% due 10/01/2036 •	4	4
4.950% due 07/01/2036 •	16	16
4.975% due 09/01/2022 •	11	11
4.988% due 08/25/2043 •	202	221
5.000% due 12/01/2022 - 09/01/2048	112,578	119,809
5.000% due 09/01/2024 •	25	25
5.000% due 07/01/2029 - 06/01/2048 (n)	9,156	9,601
5.019% due 10/01/2025 •	1	1
5.500% due 05/01/2027 - 06/01/2048	15,369	16,736
6.000% due 06/25/2029 - 03/01/2040	14,553	15,859
6.000% due 09/01/2040 (n)	10,960	11,962
6.250% due 02/25/2029 ~	2	2
6.500% due 06/25/2028 - 02/01/2036	175	189
6.850% due 12/18/2027	7	7
6.900% due 05/25/2023	17	18
7.000% due 07/25/2022 - 01/25/2048	376	409
7.500% due 07/25/2022 - 06/25/2042	45	49
7.500% due 06/25/2042 ~	23	25
7.592% due 01/17/2040 ~	102	104
8.500% due 06/25/2030	143	168
8.600% due 08/25/2019	4	4
10.433% due 03/25/2038 •	924	1,151
15.370% due 04/25/2023 •(a)	22	5
Fannie Mae, TBA
2.500% due 01/01/2034	257,500	251,503
3.000% due 01/01/2034	8,700	8,682
3.500% due 01/01/2049 - 02/01/2049	6,845,391	6,846,657
4.000% due 01/01/2049 - 02/01/2049	7,270,870	7,414,343
Freddie Mac
0.100% due 05/25/2020 (a)	311,653	296
0.524% due 01/25/2021 ~(a)	91,095	860
0.681% due 03/25/2020 ~(a)	39,980	236
0.780% due 01/25/2023 ~(a)	176,682	4,582
1.271% due 06/25/2021 ~(a)	54,524	1,260
1.303% due 12/25/2021 ~(a)	99,464	3,151
1.329% due 11/25/2019 ~(a)	102,595	804
1.492% due 03/25/2019 ~(a)	34,603	42
1.567% due 01/15/2038 ~(a)	51,816	2,776
2.265% due 06/01/2019 •	2	2
2.500% due 08/01/2027 (n)	13,926	13,767
2.500% due 01/01/2032 - 09/01/2047	1,882	1,806
2.636% due 08/25/2031 •	14	14
2.655% due 03/15/2031 •	2	2
2.765% due 03/15/2036 •(a)	1,864	100
3.000% due 03/15/2027 - 12/15/2042 (a)	56,539	8,920
3.000% due 08/01/2032 - 11/01/2048	178,675	174,356
3.000% due 06/01/2046 - 07/01/2048 (n)	1,793,895	1,750,353
3.407% due 02/01/2033 •	1	1
3.481% due 03/01/2025 •	12	12
3.495% due 11/15/2037 •(a)	10,523	1,414
3.500% due 08/15/2042 - 12/01/2048	487,686	488,014
3.500% due 12/15/2042 (a)	12,475	2,541
3.500% due 04/01/2047 - 11/01/2048 (n)	1,439,235	1,439,754
3.557% due 07/25/2044 •	11	11
3.579% due 12/15/2042 •	4,057	3,832
3.595% due 08/15/2037 •(a)	1,407	191
3.598% due 01/01/2033 •	2	2
3.615% due 06/25/2041 ~(a)	3,500	280
3.745% due 06/15/2038 - 01/15/2042 •(a)	9,120	1,305
3.821% due 05/01/2035 •	34	35
3.832% due 02/01/2036 •	5	5
3.915% due 02/01/2037 •	5	6
3.967% due 04/01/2033 •	1	1
3.975% due 06/01/2033 •	7	7
3.985% due 03/15/2037 •(a)	6,961	1,064
3.995% due 03/15/2037 - 06/15/2039 •(a)	3,363	513
4.000% due 04/15/2019 - 11/01/2048	30,250	31,335
4.000% due 08/01/2048 - 10/01/2048 (n)	205,160	209,294
4.000% due 09/15/2048 (a)	29,695	6,396
4.045% due 10/15/2023 •	133	136
4.059% due 03/01/2031 •	13	14
4.095% due 09/15/2036 •(a)	2,920	396
4.097% due 05/01/2029 •	22	23
4.115% due 09/15/2036 •(a)	1,777	257
4.131% due 05/01/2037 •	5	5
4.143% due 01/01/2035 •	38	40
4.181% due 05/01/2033 •	19	20
4.188% due 06/01/2037 •	1	2
4.195% due 04/15/2036 - 05/15/2036 •(a)	10,960	1,660
4.220% due 09/01/2023 •	4	4
4.233% due 04/01/2036 •	2	3
4.235% due 08/01/2034 •	1	1

4.245% due 04/15/2026 •(a)	1,170	98
4.260% due 07/01/2025 •	7	7
4.290% due 12/01/2034 •	13	13
4.295% due 01/15/2037 •(a)	1,084	151
4.364% due 07/01/2033 •	13	14
4.374% due 09/01/2033 •	3	3
4.409% due 09/01/2037 •	2	2
4.456% due 04/01/2036 •	9	10
4.473% due 01/01/2035 •	84	89
4.500% due 09/01/2032 •	29	30
4.503% due 09/01/2024 •	5	5
4.508% due 09/01/2037 •	2	2
4.516% due 08/01/2024 - 07/01/2033 •	20	21
4.517% due 09/01/2033 •	78	82
4.539% due 11/01/2029 •	132	138
4.571% due 07/01/2034 •	63	66
4.579% due 01/01/2033 •	9	10
4.605% due 09/01/2031 •	142	145
4.613% due 09/01/2034 •	35	36
4.617% due 08/01/2037 •	0	1
4.620% due 09/01/2037 •	2	2
4.623% due 03/01/2032 •	164	169
4.625% due 10/01/2024 •	23	23
4.650% due 10/01/2032 •	31	33
4.689% due 08/01/2036 •	1	1
4.695% due 08/15/2036 •(a)	3,023	517
4.718% due 09/01/2037 •	2	2
4.725% due 11/01/2031 •	27	28
4.744% due 12/01/2033 •	74	78
4.745% due 07/15/2034 •(a)	3,496	290
4.745% due 12/01/2037 •	3	3
4.779% due 11/01/2035 •	91	98
4.926% due 08/01/2035 •	4	4
4.990% due 01/15/2041 •	1,479	1,561
5.000% due 02/15/2024 - 05/15/2038	6,639	7,166
5.500% due 08/15/2036 - 06/15/2041	42,411	46,183
5.592% due 11/15/2043 •	31,934	34,224
5.625% due 07/01/2037 - 10/01/2037	495	526
5.752% due 08/15/2044 •	17,001	17,453
5.950% due 02/15/2040 •	605	701
6.000% due 12/01/2023 - 02/15/2032	2,233	2,438
6.477% due 05/15/2023 •	6	7
6.500% due 11/15/2021 - 04/15/2029	211	231
6.750% due 01/15/2024	5	5
7.000% due 05/15/2021 - 09/01/2047	509	542
7.250% due 09/15/2030	25	28
7.500% due 11/15/2021 - 09/15/2030	206	233
8.500% due 06/15/2031	80	94
9.000% due 09/15/2020 - 02/15/2021	2	2
10.737% due 09/15/2034 •	868	928
11.190% due 12/15/2031 - 02/15/2032 •	1,060	1,323
13.905% due 02/15/2024 •	19	22
14.027% due 11/15/2023 •	22	26
14.547% due 10/15/2031 •	34	44
15.817% due 02/15/2024 •	7	9
Freddie Mac, TBA
3.500% due 01/01/2049	894,600	894,388
4.000% due 01/01/2049	953,000	971,591
Ginnie Mae
0.454% due 08/16/2048 ~(a)	16,967	343
0.693% due 10/16/2053 ~(a)	5,425	156
0.868% due 11/16/2043 ~(a)	47,388	1,623
0.975% due 03/16/2051 ~(a)	924	7
2.714% due 10/20/2062 •	8,640	8,642
2.784% due 03/20/2063 •	1,170	1,172
2.964% due 07/20/2063 •	10,520	10,540
3.000% due 01/20/2042 - 11/20/2048	82,908	81,623
3.064% due 11/20/2065 - 08/20/2066 •	55,886	56,506
3.084% due 10/20/2066 •	18,904	19,136
3.094% due 09/20/2066 •	9,993	10,114
3.114% due 05/20/2066 - 09/20/2066 •	130,323	132,016
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	4	4
3.125% due 12/20/2026 - 12/20/2033 •	66	68
3.144% due 08/20/2066 •	15,984	16,220
3.164% due 04/20/2066 - 11/20/2066 •	41,307	41,970
3.210% due 04/20/2068 •	46,752	47,739
3.247% due 04/20/2067 •	48,362	49,628
3.314% due 03/20/2066 - 01/20/2067 •	45,385	46,370
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	6	6
3.375% due 01/20/2027 - 01/20/2035 •	113	116
3.464% due 03/20/2066 •	10,381	10,663
3.500% due 01/20/2042 - 03/20/2043 (a)	4,378	495
3.500% due 01/20/2045 - 03/15/2048	14,621	14,759
3.500% due 03/20/2046 - 08/20/2047 (n)	291,644	293,657
3.625% (H15T1Y + 1.500%) due 06/20/2022 ~	5	5
3.625% due 06/20/2027 - 06/20/2032 •	122	122

3.750% due 08/20/2027 - 10/20/2029 •	43	43
4.000% due 06/20/2039 - 09/20/2046	2,871	2,960
4.000% due 03/20/2043 (a)	3,571	554
4.250% due 08/20/2033 •	6	6
5.000% due 07/20/2033	316	334
5.500% due 04/20/2037	95	109
5.625% due 07/20/2037 - 10/20/2037	246	259
6.100% due 06/15/2028 - 03/15/2029	488	525
6.490% due 01/15/2028 - 01/15/2029	580	627
19.530% due 03/20/2031 •	144	213
Ginnie Mae, TBA
5.000% due 01/01/2049 - 02/01/2049	700,000	728,286
Small Business Administration
5.370% due 04/01/2028	313	331
7.190% due 12/01/2019	11	11
7.590% due 01/01/2020	7	7
Vendee Mortgage Trust
6.500% due 09/15/2024	53	57

Total U.S. Government Agencies (Cost $29,969,959)		30,054,780

U.S. TREASURY OBLIGATIONS 17.1%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,769
2.500% due 02/15/2046	1,675	1,516
2.500% due 05/15/2046	4,955	4,479
2.750% due 11/15/2047	100	95
2.875% due 08/15/2045	19,300	18,838
2.875% due 11/15/2046 (n)	542,700	528,792
3.000% due 08/15/2048 (n)	3,780	3,770
3.125% due 02/15/2043	73,046	74,672
3.625% due 08/15/2043 (n)	486,288	539,368
3.625% due 02/15/2044 (n)	272,200	302,139
3.750% due 11/15/2043 (n)	391,610	443,173
4.375% due 05/15/2040	54,000	66,413
4.500% due 08/15/2039	75,300	94,004
6.250% due 05/15/2030	845	1,134
U.S. Treasury Inflation Protected Securities (i)
0.125% due 04/15/2020 (p)	35,528	34,741
0.125% due 07/15/2026	20,139	18,921
0.250% due 01/15/2025	801	767
0.375% due 01/15/2027	18,333	17,426
0.500% due 01/15/2028	4,804	4,588
0.625% due 07/15/2021 (n)	324,466	320,984
0.625% due 01/15/2026	11,079	10,792
0.625% due 02/15/2043 (n)	4,950	4,350
0.750% due 07/15/2028 (n)	899,442	881,090
0.750% due 02/15/2042	89,757	81,654
0.875% due 02/15/2047	2,829	2,603
1.375% due 02/15/2044	80,879	83,704
2.000% due 01/15/2026	12,402	13,242
2.375% due 01/15/2025	1,141,351	1,234,492
2.500% due 01/15/2029	22,058	25,129
U.S. Treasury Notes
1.375% due 10/31/2020 (p)(r)	336,100	329,297
1.750% due 10/31/2020 (p)	72,400	71,415
1.750% due 11/30/2021 (n)(p)	631,000	618,393
1.750% due 05/15/2023 (n)(p)(r)	819,330	794,181
1.875% due 02/28/2022 (n)(p)(r)	1,065,400	1,046,290
1.875% due 08/31/2022 (p)(r)	182,200	178,345
2.000% due 10/31/2021 (p)(r)	260,300	256,996
2.000% due 04/30/2024 (n)(r)	339,060	330,193
2.000% due 06/30/2024 (n)(r)	165,100	160,591
2.000% due 02/15/2025 (n)(r)	281,628	272,561
2.125% due 12/31/2022 (n)(p)(r)	760,500	750,001
2.125% due 02/29/2024 (n)	1,925,600	1,889,033
2.125% due 03/31/2024 (n)	367,100	359,940
2.125% due 07/31/2024 (r)	155,800	152,457
2.250% due 07/31/2021 (p)(r)	400,000	397,830
2.250% due 12/31/2023 (n)	2,874,110	2,838,208
2.250% due 01/31/2024 (n)(r)	414,170	408,872
2.250% due 11/15/2024 (r)	965	949
2.250% due 02/15/2027 (n)(r)	93,100	90,498
2.250% due 08/15/2027 (n)	408,560	395,806
2.375% due 08/15/2024 (n)	519,235	514,648
2.375% due 05/15/2027 (n)	274,690	269,221
2.750% due 11/15/2023 (n)	1,356,900	1,372,117
2.750% due 02/15/2024 (r)	195,230	197,371
2.750% due 02/28/2025 (r)	400	404

Total U.S. Treasury Obligations (Cost $18,914,473)		18,512,262

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.7%
20 Times Square Trust
3.100% due 05/15/2035 ~	138,309	132,649

Adjustable Rate Mortgage Trust
2.686% due 08/25/2036 •		182	120
2.716% due 06/25/2037 •		676	651
3.006% due 10/25/2035 •		103	103
3.006% due 03/25/2036 •		1,020	493
3.046% due 11/25/2035 •		5,446	5,140
3.046% due 01/25/2036 •		1,006	945
3.656% due 01/25/2035 •		3,379	2,996
3.656% due 01/25/2035 ^•		5,388	4,556
3.915% due 01/25/2036 ^~		277	262
4.106% due 11/25/2035 ^~		678	571
4.123% due 02/25/2036 ^~		2,187	1,956
4.139% due 08/25/2036 ~		6,249	3,500
4.156% due 09/25/2035 ^~		1,492	1,399
4.229% due 01/25/2036 ^~		1,716	1,593
4.270% due 11/25/2035 ^~		174	168
4.306% due 05/25/2035 ~		6,189	6,172
4.347% due 07/25/2035 ~		2,472	2,399
4.419% due 01/25/2036 ^~		8,188	7,436
4.432% due 03/25/2036 ~		17,117	11,001
4.738% due 11/25/2035 ^~		614	566
American General Mortgage Loan Trust
0.000% due 09/25/2048 (g)		373,945	382,428
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~		13,258	12,194
2.696% due 09/25/2046 ^•		19,513	18,173
2.696% due 12/25/2046 ^•		36,089	30,844
2.696% due 06/25/2047 ^•		164	150
2.716% due 10/25/2046 •		292	210
3.077% due 11/25/2046 •		116,381	58,719
6.250% due 06/25/2037 ^Ø		10,520	9,219
American Home Mortgage Investment Trust
2.786% due 03/25/2046 •		16,738	15,928
2.806% due 11/25/2045 •		362	328
2.806% due 05/25/2047 •		5,600	1,153
2.826% due 06/25/2046 •		13,714	5,536
4.250% due 10/25/2034 •		65	65
4.296% due 10/25/2034 •		2,629	2,577
4.511% due 09/25/2035 •		46,891	31,573
4.635% due 12/25/2035 •		347	215
4.635% due 11/25/2045 ^•		37,248	27,673
4.885% due 02/25/2045 •		12,095	12,243
5.408% due 09/25/2035 Ø		35,288	28,284
Asti Finance SRL
0.343% due 05/27/2050 •	EUR	4,744	5,427
AyT Hipotecario Mixto FTA
0.000% due 09/15/2035 •		514	587
BAMLL Commercial Mortgage Securities Trust
1.099% due 07/05/2043 ~(a)		$4,006	210
3.418% due 07/05/2043		4,147	4,149
Banc of America Alternative Loan Trust
2.906% due 05/25/2035 ^•		902	774
2.906% due 06/25/2046 ^•		59	50
5.500% due 07/25/2020 ^		18	17
5.500% due 10/25/2033		7,426	7,603
5.500% due 12/25/2035 ^		145	139
5.692% due 11/25/2021 ^~		324	298
6.000% due 03/25/2021 ^		17	15
6.000% due 06/25/2034		8,662	9,103
6.000% due 07/25/2034		8,387	8,854
6.000% due 11/25/2034		32	34
6.000% due 12/25/2034		37	38
6.000% due 07/25/2035 ^		7,239	7,170
6.000% due 08/25/2035		7,755	7,674
6.000% due 08/25/2035 ^		1,234	1,166
6.000% due 01/25/2036 ^		19,576	18,580
6.000% due 03/25/2036 ^		3,920	3,826
6.000% due 06/25/2046 ^		252	230
6.000% due 07/25/2046 ^		814	731
Banc of America Funding Corp.
4.405% due 09/25/2048 ~		18,114	18,155
Banc of America Funding Trust
2.509% due 06/20/2035 ^•		829	602
2.630% due 02/20/2047 •		7,658	7,307
2.750% due 05/20/2036 •		97,543	50,441
2.760% due 07/20/2036 •		1,872	1,865
2.780% due 09/20/2035 ^•		5,084	3,777
2.786% due 07/25/2037 •		21,115	20,001
2.796% due 07/25/2037 •		18,025	17,023
2.963% due 05/26/2037 ~		34,678	22,775
3.006% due 07/25/2036 ^•		50	40
3.711% due 12/20/2034 ~		375	299
3.716% due 03/20/2036 ~		558	517
3.773% due 03/20/2036 ~		81	76
4.111% due 04/20/2035 ~		268	248
4.138% due 09/20/2035 ~		28	27

4.162% due 05/20/2034 ~		686	684
4.173% due 05/20/2036 ^~		232	224
4.190% due 11/20/2035 ~		4,980	4,219
4.269% due 07/20/2036 ~		6,140	6,062
4.339% due 09/20/2046 ^~		1,942	1,756
4.356% due 05/25/2035 ~		35	35
4.420% due 09/20/2035 ^~		404	362
4.447% due 01/20/2047 ^~		193	184
4.562% due 03/20/2035 ~		196	197
5.500% due 09/25/2034		42	42
5.500% due 01/26/2036		7,209	7,024
5.500% due 01/26/2036 ~		2,232	2,192
5.500% due 03/25/2036 ^		127	119
5.888% due 04/25/2037 ^Ø		458	395
6.000% due 09/25/2036 ^		3,011	2,771
6.000% due 08/25/2037 ^		7,523	6,909
6.000% due 10/26/2037 ~		11,911	11,026
6.020% due 10/20/2046 ^~		337	263
Banc of America Mortgage Trust
3.681% due 02/25/2035 ~		366	362
3.707% due 02/25/2036 ^~		3,761	3,512
3.910% due 03/25/2035 ~		1,997	1,954
3.928% due 02/25/2035 ~		158	156
3.997% due 03/25/2034 ~		4	4
4.045% due 04/25/2035 ^~		599	568
4.076% due 04/25/2034 ~		21	21
4.076% due 05/25/2035 ^~		7,401	7,376
4.193% due 05/25/2034 ~		442	448
4.214% due 12/25/2034 ~		84	84
4.215% due 05/25/2033 ~		17	17
4.239% due 07/25/2035 ^~		824	768
4.263% due 04/25/2033 ~		101	102
4.363% due 09/25/2035 ^~		694	672
4.368% due 06/25/2035 ~		314	297
4.402% due 01/25/2036 ^~		216	203
4.434% due 03/25/2033 ~		207	206
4.449% due 11/20/2046 ^~		42	41
4.451% due 09/25/2034 ~		2,122	2,091
4.460% due 05/25/2033 ~		2	2
4.471% due 10/25/2035 ^~		30	30
4.487% due 07/25/2034 ~		21	21
4.521% due 11/25/2035 ^~		218	217
4.647% due 08/25/2034 ~		327	328
4.686% due 09/25/2033 ~		2,670	2,664
4.686% due 09/25/2035 ~		65	64
4.696% due 12/25/2033 ~		56	56
4.745% due 11/25/2035 ^~		342	323
4.774% due 12/25/2033 ~		117	116
4.786% due 01/25/2034 ~		230	232
4.817% due 07/20/2032 ~		21	22
4.871% due 11/25/2034 ~		30	32
5.500% due 09/25/2035		1,188	1,129
5.500% due 09/25/2035 ^		238	226
6.000% due 09/25/2037 ^		303	289
6.000% due 07/25/2046 •		6,243	5,928
6.500% due 10/25/2031		25	26
Bancorp Commercial Mortgage Trust
3.250% due 08/15/2032 •		7,279	7,268
3.600% due 08/15/2032 •		7,000	6,997
4.000% due 08/15/2032 •		4,762	4,762
BANK
0.332% due 02/15/2061 ~(a)		215,517	6,186
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040 •	EUR	3,070	3,453
Bayview Commercial Asset Trust
2.786% due 01/25/2037 •		$84	79
BCAP LLC Trust
2.270% due 11/26/2036 •		6,893	3,082
2.435% due 08/26/2036 ~		18,972	16,506
2.475% due 06/26/2036 ~		7,339	7,113
2.485% due 02/26/2037 •		5,023	4,927
2.501% due 07/26/2036 ~		363	295
2.595% due 05/26/2037 •		11,281	10,856
2.635% due 05/26/2037 •		17,970	14,709
2.675% due 03/26/2035 ~		1,928	1,738
2.676% due 01/25/2037 ^•		587	551
2.726% due 05/25/2047 ^•		8,127	7,580
2.769% due 11/27/2047 ~		51,197	46,904
3.429% due 11/27/2037 ~		374	374
3.525% due 06/26/2037 ~		14,929	14,196
3.525% due 06/27/2037 ~		10,016	9,304
3.761% due 02/26/2036 ~		4,099	3,443
3.815% due 09/27/2037 •		9,999	9,985
3.961% due 05/26/2047 ~		10,905	9,434
4.003% due 09/26/2035 ~		31	27
4.039% due 11/26/2035 ~		1,190	1,150

4.086% due 10/26/2035 ~	5,311	4,084
4.185% due 05/26/2036 ~	305	300
4.238% due 12/20/2035 ~	16,242	11,209
4.239% due 10/26/2035 ~	8,835	8,870
4.402% due 01/26/2036 ~	3,236	2,525
4.424% due 06/26/2035 ~	135	124
4.567% due 03/26/2035 ~	68	61
4.631% due 02/26/2036 ~	51	48
4.667% due 10/26/2033 ~	19	17
5.250% due 02/26/2036 ~	1,235	938
5.250% due 04/26/2037	2,901	2,410
5.750% due 04/25/2037	7,589	6,049
5.953% due 04/26/2037 ~	8,704	7,176
5.998% due 08/26/2037 ~	15,358	13,611
6.000% due 07/26/2036 ~	14,794	11,341
6.203% due 08/26/2022 ~	128	109
6.783% due 12/26/2036 ~	10,613	8,480
Bear Stearns Adjustable Rate Mortgage Trust
3.578% due 03/25/2035 ~	212	208
3.687% due 11/25/2034 ~	24	24
3.875% due 08/25/2047 ^~	2,034	1,808
3.881% due 07/25/2036 ^~	4,280	3,885
3.903% due 03/25/2035 ~	977	954
3.924% due 06/25/2047 ^~	6,929	6,360
3.954% due 04/25/2034 ~	613	612
3.961% due 05/25/2047 ^~	660	611
3.990% due 04/25/2034 ~	1,100	1,084
3.994% due 07/25/2034 ~	267	268
4.071% due 02/25/2035 ~	1,995	2,016
4.088% due 02/25/2036 ^~	1,212	1,137
4.108% due 05/25/2037 ~	4,514	4,270
4.125% due 04/25/2034 ~	12	12
4.141% due 01/25/2035 ~	806	811
4.156% due 09/25/2034 ~	2,603	2,604
4.172% due 08/25/2035 ^~	716	663
4.190% due 08/25/2047 ^~	4,444	3,912
4.263% due 08/25/2035 ~	1,904	1,665
4.271% due 05/25/2034 ~	48	46
4.273% due 02/25/2036 ^~	194	194
4.282% due 08/25/2035 ~	8,195	8,333
4.337% due 02/25/2033 ~	4	4
4.343% due 01/25/2035 ~	315	311
4.378% due 07/25/2034 ~	1	1
4.402% due 02/25/2036 ^~	5,232	4,565
4.426% due 08/25/2035 ^~	19,456	18,766
4.443% due 08/25/2035 ^~	3,674	3,339
4.479% due 02/25/2036 ^~	116	111
4.543% due 11/25/2034 ~	1,027	1,012
4.725% due 10/25/2033 ~	234	236
4.817% due 12/25/2046 •	3,831	3,421
4.869% due 08/25/2035 ^•	16,548	14,865
4.910% due 02/25/2036 •	139	140
4.942% due 11/25/2034 ~	13	12
4.953% due 01/25/2035 ~	69	70
5.083% due 07/25/2034 ~	83	84
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	43	35
2.666% due 02/25/2034 •	70	70
2.666% due 06/25/2046 ^•	16,074	17,130
2.826% due 08/25/2036 •	20,054	20,909
2.826% due 11/25/2036 ^•	6,408	6,698
2.946% due 07/25/2035 •	141	141
2.946% due 04/25/2036 ^•	8,476	9,466
2.986% due 02/25/2036 •	4,583	4,353
3.146% due 04/25/2034 •	281	280
3.146% due 07/25/2034 •	22	22
3.246% due 11/25/2034 •	19	19
3.436% due 11/25/2034 •	17,392	13,881
3.466% due 04/25/2035 ~	589	531
3.561% due 05/25/2035 ~	2,411	2,307
3.772% due 05/25/2036 ~	17,333	14,139
3.806% due 01/25/2047 ~	3,207	2,790
3.839% due 05/25/2036 ^~	11,300	8,108
3.848% due 08/25/2036 ^~	302	246
3.867% due 08/25/2036 ^~	4,323	2,857
3.949% due 04/25/2035 ~	1,575	1,578
3.957% due 11/25/2035 ^~	10,058	8,082
3.962% due 05/25/2036 ^~	37	29
3.975% due 01/25/2036 ^~	9,112	9,091
3.975% due 09/25/2047 ^~	31,334	25,229
3.986% due 05/25/2036 ~	19,615	14,267
3.991% due 04/25/2035 ~	1,281	1,271
4.018% due 03/25/2036 ^~	12,802	10,816
4.032% due 05/25/2035 ~	379	383
4.035% due 02/25/2036 ^~	16,556	15,011
4.088% due 06/25/2034 ~	960	955

4.093% due 01/25/2035 ~		342	283
4.122% due 09/25/2035 ^~		1,539	1,063
4.144% due 11/25/2035 ^~		19,160	16,640
4.156% due 09/25/2034 •		6,446	5,330
4.161% due 07/25/2035 ~		49,367	45,352
4.208% due 02/25/2036 ^~		2,096	2,010
4.209% due 09/25/2035 ^~		7,294	6,059
4.217% due 09/25/2035 ^~		11,090	8,878
4.231% due 07/25/2034 •		4,507	4,462
4.251% due 01/25/2035 ~		123	122
4.257% due 04/25/2035 ~		1,127	1,101
4.267% due 10/25/2035 ^~		35,192	35,572
4.287% due 01/25/2036 ~		41,650	41,079
4.328% due 08/25/2034 ~		1,910	1,938
4.329% due 02/25/2034 ~		176	181
4.383% due 09/25/2034 ~		127	125
4.463% due 11/25/2036 ~		9,374	8,622
4.512% due 07/25/2035 ^~		15,857	12,871
4.740% due 09/25/2034 ~		127	126
Bear Stearns Deutsche Bank Trust
0.853% due 09/15/2027 ~(a)		67,567	435
Bear Stearns Mortgage Funding Trust
2.676% due 03/25/2037 •		94,911	86,422
2.686% due 06/25/2037 •		18,118	17,043
2.706% due 11/25/2036 ^•		37,225	38,613
2.706% due 09/25/2046 •		42,548	37,268
2.716% due 06/25/2037 •		102,731	97,073
2.726% due 08/25/2036 •		21,057	20,358
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~		12,401	11,223
5.425% due 12/26/2046 ^~		233	218
7.000% due 07/25/2037 ~		34,588	21,690
BellaVista Mortgage Trust
2.720% due 05/20/2045 •		307	226
Business Mortgage Finance PLC
0.064% due 08/15/2040 •	EUR	7,955	8,992
BXP Trust
3.379% due 06/13/2039		$28,700	28,102
CFCRE Commercial Mortgage Trust
1.108% due 04/15/2044 ~(a)		16,713	353
1.187% due 11/10/2049 ~(a)		161,938	11,452
Chase Mortgage Finance Trust
3.743% due 01/25/2036 ^~		805	728
3.781% due 03/25/2037 ^~		6,222	6,047
3.870% due 12/25/2037 ^~		784	710
4.066% due 02/25/2037 ~		94	93
4.204% due 09/25/2036 ^~		23	21
4.224% due 12/25/2035 ^~		740	718
4.321% due 07/25/2037 ~		70	70
4.515% due 07/25/2037 ~		6	7
5.500% due 11/25/2035		1,494	1,428
6.000% due 10/25/2036 ^		738	536
6.000% due 11/25/2036		2,503	1,750
6.000% due 12/25/2036		148	115
6.000% due 02/25/2037 ^		1,967	1,480
6.000% due 03/25/2037 ^		1,131	921
6.000% due 05/25/2037 ^		16,946	12,754
6.250% due 10/25/2036 ^		7,210	5,532
ChaseFlex Trust
2.786% due 05/25/2037 •		32,072	30,901
2.806% due 07/25/2037 •		17,217	15,830
2.846% due 08/25/2037 •		10,036	10,430
4.270% due 08/25/2037 ^Ø		1,381	1,321
4.722% due 09/25/2036 ~		8,176	8,150
6.300% due 06/25/2036 ^~		17,710	15,256
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.686% due 05/25/2036 •		306	301
2.736% due 05/25/2036 •		598	588
2.786% due 01/25/2035 •		728	720
2.806% due 08/25/2035 •		88	87
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		24	24
5.500% due 06/25/2037		197	195
5.500% due 07/25/2037		2	0
5.750% due 06/25/2036		200	199
6.000% due 08/25/2036		7,517	7,431
Citigroup Commercial Mortgage Trust
1.538% due 10/10/2049 ~(a)		344,716	28,060
3.305% due 07/15/2032 •		29,952	29,866
3.349% due 02/10/2049		40,000	39,657
3.555% due 07/15/2029 •		12,800	12,730
3.705% due 07/15/2032 •		9,600	9,510
4.305% due 07/15/2032 •		10,800	10,688
4.955% due 07/15/2032 •		16,000	15,771
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 ~		168	166

0.000% due 01/25/2082 (g)		2,473	2,428
2.455% due 08/25/2036 •		29,941	13,754
2.511% due 05/20/2047 •		14,759	12,249
2.576% due 01/25/2037 •		358	333
2.588% due 12/25/2035 ~		8,260	7,511
2.756% due 09/25/2036 •		1,987	1,905
3.099% due 08/25/2035 •		14,078	12,762
3.254% due 10/25/2046 ^~		3,587	3,199
3.456% due 09/25/2037 •		4,927	3,652
3.732% due 03/25/2037 ^~		2,096	1,891
3.975% due 08/25/2035 ~		1,118	1,114
4.006% due 03/25/2036 ^~		5,201	5,131
4.009% due 09/25/2064 ~		148,996	138,665
4.086% due 11/25/2036 ~		7,070	5,582
4.144% due 03/25/2035 ~		8,164	7,123
4.145% due 01/25/2082 ~		410,284	394,229
4.238% due 09/25/2037 ~		5,804	5,486
4.249% due 06/25/2036 ^~		4,078	4,069
4.282% due 09/25/2037 ~		2,875	2,817
4.317% due 07/25/2036 ~		8,028	6,918
4.318% due 11/25/2036 ^~		504	484
4.380% due 08/25/2035 ~		908	909
4.389% due 07/25/2036 ^~		3,592	3,042
4.413% due 10/25/2035 ^~		2,898	2,240
4.423% due 10/25/2035 ^~		55	52
4.490% due 05/25/2035 •		89	89
4.496% due 09/25/2037 ^~		2,667	2,151
4.634% due 11/25/2036 ^~		9,967	8,668
4.980% due 03/25/2036 ^•		532	512
5.250% due 03/25/2037 ^		4,322	3,600
5.500% due 12/25/2035 ^		43	43
5.750% due 09/25/2021		4,796	4,754
5.750% due 04/25/2047 ^		5,771	4,646
6.000% due 12/25/2036 ~		29,083	28,228
6.000% due 05/25/2037		4,019	3,412
6.000% due 08/25/2037 ~		19,027	15,038
6.250% due 11/25/2037 ~		2,648	1,953
6.500% due 10/25/2036		8,672	6,851
Citigroup Mortgage Loan Trust, Inc.
3.492% due 02/25/2034 ~		33	32
3.889% due 03/25/2034 ~		617	620
4.179% due 12/25/2035 ^~		400	296
4.386% due 05/25/2035 ~		429	430
6.000% due 05/25/2035		6,630	6,889
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.191% due 09/25/2035 ^~		675	578
CitiMortgage Alternative Loan Trust
2.944% due 02/25/2037 ^•(a)		3,271	410
5.500% due 11/25/2021		69	68
5.500% due 04/25/2022 ^		1,510	1,507
5.750% due 12/25/2036 ^		592	558
5.750% due 03/25/2037 ^		921	889
6.000% due 07/25/2036 ^		530	509
6.000% due 06/25/2037 ^		6,572	6,354
6.000% due 10/25/2037 ^		3,911	3,658
Civic Mortgage LLC
4.349% due 11/25/2022 Ø		13,599	13,608
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	7,998	8,752
1.076% due 12/15/2032 •	GBP	944	1,148
CNL Commercial Mortgage Loan Trust
2.955% due 05/15/2031 •		$713	697
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,502
Commercial Mortgage Trust
0.151% due 04/10/2047 ~(a)		58,814	538
0.292% due 05/25/2019 ~(a)		524,122	103
1.178% due 08/10/2047 ~(a)		249,980	10,903
1.467% due 10/10/2049 ~(a)		228,579	18,041
1.921% due 07/10/2046 ~(a)		45,177	1,022
3.140% due 10/10/2036		13,000	12,567
3.546% due 06/10/2047		8,600	8,681
3.550% due 02/10/2049		22,000	22,228
3.987% due 02/13/2032 •		4,000	3,986
Core Industrial Trust
3.040% due 02/10/2034		45,365	45,236
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,839	1,879
6.000% due 05/25/2036 ^		92	74
6.000% due 08/25/2037 ^~		1,728	1,320
7.648% due 08/25/2037 ^~		1,351	961
Countrywide Alternative Loan Trust
2.444% due 11/25/2035 •(a)		5,409	507
2.594% due 11/25/2035 ^•(a)		5,177	453
2.605% due 11/25/2035 •		3,155	2,056
2.625% due 11/25/2035 •		5,415	5,271

2.626% due 06/25/2036 •	1,816	1,688
2.626% due 11/25/2036 •	11,121	10,711
2.640% due 05/25/2035 ^~	4,507	3,247
2.646% due 06/25/2037 •	22,517	20,935
2.650% due 02/20/2047 ^•	23,013	18,716
2.660% due 03/20/2047 •	36,393	30,786
2.665% due 12/20/2046 ^•	54,846	48,452
2.666% due 06/25/2036 •	23,246	18,520
2.666% due 11/25/2036 •	23,766	21,499
2.666% due 01/25/2037 •	39,232	33,729
2.666% due 07/25/2046 •	14,303	12,892
2.666% due 12/25/2046 ^•	1,325	1,311
2.666% due 09/25/2047 •	34,277	33,090
2.670% due 07/20/2046 ^•	10,195	7,782
2.676% due 11/25/2036 •	8,850	8,531
2.676% due 01/25/2037 ^•	7,723	7,541
2.680% due 05/20/2046 ^•	37,821	31,344
2.680% due 09/20/2046 •	5,725	4,425
2.686% due 11/25/2036 •	14,198	13,289
2.686% due 05/25/2047 •	11,198	10,863
2.696% due 09/25/2046 ^•	45,834	42,109
2.696% due 10/25/2046 •	4,338	4,162
2.699% due 09/25/2034 •	312	285
2.706% due 02/25/2036 •	2,623	2,279
2.716% due 05/25/2035 •	7,321	6,927
2.716% due 07/25/2046 •	9,578	9,082
2.716% due 04/25/2047 •	20,677	18,176
2.726% due 05/25/2035 •	4,455	4,071
2.726% due 09/25/2047 •	23,616	23,010
2.744% due 08/01/2036 ^•(a)	12,933	1,609
2.756% due 12/25/2035 •	11,075	8,781
2.766% due 08/25/2035 •	13,654	9,324
2.776% due 02/25/2036 •	1,801	1,639
2.786% due 12/25/2035 •	488	471
2.786% due 02/25/2037 •	21,891	19,867
2.790% due 11/20/2035 •	10,469	9,807
2.796% due 02/25/2036 ^•	12,611	10,391
2.796% due 05/25/2036 •	7,886	6,868
2.800% due 11/20/2035 •	41,064	39,578
2.816% due 08/25/2035 ^•	1,548	1,349
2.836% due 09/25/2035 •	4,509	3,761
2.856% due 09/25/2035 •	355	340
2.856% due 12/25/2035 ^•	23,215	21,256
2.876% due 02/25/2037 ^•	473	179
2.906% due 06/25/2036 ^•	101	64
3.006% due 12/25/2035 ^•	3,089	2,214
3.006% due 04/25/2036 •	9,340	5,306
3.026% due 07/25/2035 •	461	446
3.056% due 11/25/2035 •	5,409	3,794
3.066% due 08/25/2035 •	3,238	3,055
3.085% due 11/25/2035 •	5,613	5,440
3.126% due 10/25/2035 •	69	61
3.157% due 12/25/2035 •	18,141	16,460
3.166% due 10/25/2035 •	2,234	1,835
3.257% due 08/25/2035 ^•	131	96
3.306% due 08/25/2035 •	1,674	1,155
3.306% due 01/25/2036 ^•	3,088	2,664
3.335% due 10/25/2034 •	9,423	9,259
3.467% due 07/20/2035 ^•	5,029	4,965
3.506% due 08/25/2035 ^•	5,823	4,153
3.557% due 08/25/2035 •	272	270
3.582% due 03/25/2047 ^•	8,861	7,687
3.631% due 03/25/2047 ~	6,523	6,120
3.717% due 08/25/2035 •	6,379	6,248
3.723% due 06/25/2037 ~	182	155
3.802% due 06/25/2035 •	388	363
3.830% due 06/25/2037 ^~	8,091	7,479
3.872% due 08/25/2036 ~	977	1,000
3.888% due 02/25/2037 ^~	1,408	1,364
3.969% due 12/25/2035 ~	167	158
4.024% due 12/25/2035 ^~	510	463
4.073% due 12/25/2034 ~	11,039	11,204
4.081% due 02/25/2035 •	9,774	9,497
4.118% due 11/25/2035 ^~	492	447
4.156% due 08/25/2034 •	6,331	6,096
4.156% due 10/25/2034 •	7,642	7,483
4.165% due 08/25/2034 ^~	7,992	7,462
4.207% due 10/20/2035 •	27,925	21,365
4.227% due 10/20/2035 •	23,617	19,776
4.775% due 12/25/2034 ~	4	4
5.000% due 08/25/2035 ^	1,634	1,446
5.034% due 07/25/2021 ^~	9	9
5.250% due 02/25/2021 ^	144	141
5.500% due 03/25/2035	4,537	4,399
5.500% due 05/25/2035	1,000	895
5.500% due 06/25/2035 ^	268	249

5.500% due 07/25/2035 ^	92	85
5.500% due 08/25/2035	7,224	6,932
5.500% due 09/25/2035 ^	47,050	44,383
5.500% due 11/25/2035 ^	14,587	13,456
5.500% due 12/25/2035 ^	5,698	4,604
5.500% due 01/25/2036	316	274
5.500% due 01/25/2036 ^	12,060	11,525
5.500% due 02/25/2036	53,890	46,666
5.500% due 02/25/2036 ^	1,042	901
5.750% due 05/25/2036	477	348
5.750% due 08/01/2036 ^	5,996	4,962
5.750% due 03/25/2037	6,268	5,337
5.750% due 07/25/2037 ^	1,418	1,201
5.750% due 04/25/2047 ^	3,324	2,837
6.000% due 02/25/2035	33,339	31,862
6.000% due 02/25/2036	60,450	50,700
6.000% due 02/25/2036 ^	47	37
6.000% due 03/25/2036 ^	14,886	11,588
6.000% due 04/25/2036 ^	16,595	12,541
6.000% due 05/25/2036	4,754	3,735
6.000% due 05/25/2036 ^	10,764	8,591
6.000% due 06/25/2036	11,953	9,529
6.000% due 07/25/2036	14,794	12,358
6.000% due 08/25/2036 ^	6,804	5,580
6.000% due 01/25/2037 ^	1,939	1,889
6.000% due 02/25/2037 ^	4,720	3,073
6.000% due 03/25/2037 ^	3,873	2,782
6.000% due 04/25/2037 ^	11,672	8,514
6.000% due 05/25/2037 ^	16,084	11,393
6.000% due 06/25/2037 ^	746	554
6.000% due 08/25/2037 ^•	8,006	6,256
6.250% due 11/25/2036	5,875	4,434
6.250% due 12/25/2036 ^	4,191	2,903
6.250% due 11/25/2046 ^	3,014	2,462
6.500% due 05/25/2036 ^	3,670	2,869
6.500% due 06/25/2036 ^	1,241	937
6.500% due 08/25/2036 ^	3,271	2,046
6.500% due 09/25/2036 ^	5,537	4,467
6.500% due 09/25/2036	2,352	1,994
6.500% due 12/25/2036 ^	3,378	2,390
6.500% due 08/25/2037 ^	11,898	8,572
6.500% due 09/25/2037 ^	23,359	15,962
6.500% due 11/25/2037 ^	11,162	8,356
7.000% due 08/25/2034 ^	241	245
7.000% due 09/25/2036	29,653	15,438
7.250% due 08/25/2032	196	208
7.500% due 12/25/2034 ^	127	67
Countrywide Asset-Backed Certificates
2.746% due 04/25/2036 ^•	13,602	10,855
3.006% due 03/25/2036 •	9,653	8,797
Countrywide Home Loan Mortgage Pass-Through Trust
2.683% due 02/25/2035 ~	11,067	9,467
2.706% due 04/25/2046 •	571	529
2.776% due 04/25/2035 •	4,169	4,166
2.833% due 04/25/2035 ~	822	754
2.846% due 03/25/2036 •	17	7
2.856% due 02/25/2036 ^•	7	2
2.962% due 03/25/2035 ^~	361	316
2.966% due 05/25/2035 •	456	417
3.006% due 05/25/2036 ^•	3,650	2,358
3.046% due 03/25/2035 •	591	566
3.086% due 04/25/2035 •	7,776	7,428
3.106% due 03/25/2035 •	1,728	1,598
3.106% due 05/25/2035 •	12,421	11,436
3.146% due 03/25/2035 •	26,521	23,904
3.148% due 04/20/2036 ^~	616	568
3.166% due 02/25/2035 •	844	824
3.186% due 02/25/2035 •	1,302	1,281
3.246% due 02/25/2035 •	9,753	9,523
3.266% due 09/25/2034 •	184	183
3.393% due 05/20/2036 ^~	4,676	4,373
3.457% due 04/25/2035 ^~	185	168
3.502% due 05/20/2036 ^~	5,003	4,053
3.538% due 05/20/2036 ^~	3,027	2,853
3.551% due 06/20/2036 ~	10,213	8,960
3.568% due 01/25/2036 ^~	2,489	2,302
3.568% due 01/25/2036 ~	7,949	7,353
3.604% due 07/25/2034 ~	160	159
3.656% due 09/25/2034 ^~	60	43
3.686% due 03/25/2037 ^~	311	283
3.721% due 05/20/2035 ~	1,854	1,812
3.779% due 04/25/2037 ^~	4,104	4,015
3.791% due 02/25/2047 ^~	9,292	8,275
3.795% due 02/25/2034 ~	17	17
3.809% due 03/25/2035 ~	690	680
3.837% due 09/20/2036 ^~	1,356	1,170

3.855% due 08/20/2035 ^~	12,083	11,635
3.910% due 08/25/2034 ~	53	51
3.910% due 08/25/2034 ^~	14	13
3.946% due 11/20/2035 ~	33,521	28,556
3.956% due 06/25/2047 ^~	11,538	10,921
3.979% due 07/19/2033 ~	684	683
3.985% due 09/25/2037 ^~	5,740	5,522
4.004% due 05/20/2034 ~	76	76
4.058% due 09/25/2047 ^~	2,012	1,881
4.083% due 10/20/2035 ~	4,801	4,452
4.083% due 10/20/2035 ^~	1,146	1,062
4.158% due 05/25/2034 ~	157	156
4.171% due 09/20/2034 ~	201	188
4.199% due 09/25/2034 ~	397	383
4.225% due 02/20/2035 ~	1,369	1,380
4.227% due 05/19/2033 ~	140	149
4.257% due 06/20/2034 ~	697	702
4.274% due 11/20/2034 ~	272	277
4.275% due 11/20/2035 ^~	2,729	2,188
4.404% due 10/25/2033 ~	100	100
4.416% due 12/19/2033 ~	18	18
4.531% due 11/19/2033 ~	7	7
4.571% due 02/20/2036 ^•	931	863
4.592% due 02/20/2036 ^•	3,582	3,126
4.667% due 02/20/2036 ^•	1,090	992
4.741% due 02/25/2034 ~	167	166
4.821% due 02/20/2036 ^•	14,732	11,754
4.846% due 12/25/2033 ~	121	124
5.250% due 12/25/2027 ^	1,018	927
5.250% due 07/25/2034	438	434
5.500% due 04/25/2035	49	47
5.500% due 08/25/2035	499	438
5.500% due 08/25/2035 ^	3,822	3,346
5.500% due 09/25/2035 ^	2,912	2,783
5.500% due 10/25/2035 ^	439	404
5.500% due 10/25/2035	153	141
5.500% due 11/25/2035 ^	538	468
5.500% due 01/25/2036	1,610	1,465
5.750% due 08/25/2034	318	315
5.750% due 02/25/2036 ^	886	726
5.750% due 02/25/2037 ^	411	346
5.750% due 03/25/2037 ^	3,835	3,080
5.750% due 05/25/2037 ^	598	488
5.750% due 07/25/2037 ^	3,954	3,326
5.850% due 05/25/2036 ^	4,143	3,359
6.000% due 12/25/2035 ^	27	24
6.000% due 02/25/2037 ^	11,082	9,045
6.000% due 03/25/2037 ^	6,828	5,528
6.000% due 04/25/2037 ^	505	407
6.000% due 05/25/2037 ^	4,883	3,777
6.000% due 07/25/2037	7,076	5,284
6.000% due 07/25/2037 ^	3,470	2,826
6.000% due 08/25/2037 ^	1,353	1,117
6.000% due 09/25/2037	3,300	2,634
6.000% due 10/25/2037 ^	217	193
6.000% due 01/25/2038 ^	13,359	10,503
6.250% due 09/25/2036 ^	3,682	2,832
6.250% due 10/25/2036 ^	155	126
6.500% due 11/25/2036 ^	14,935	10,504
6.500% due 05/25/2037 ^	336	269
6.500% due 10/25/2037 ^	25,826	20,347
6.500% due 11/25/2037 ^	5,347	4,044
6.500% due 12/25/2037	27,667	21,081
6.500% due 11/25/2047	17,528	14,539
Countrywide Home Loan Reperforming REMIC Trust
2.906% due 11/25/2034 •	12,024	11,404
2.906% due 09/25/2035 •	1,758	1,636
5.709% due 01/25/2034	25,483	24,901
Credit Suisse First Boston Mortgage Securities Corp.
0.230% due 05/15/2023 ~(a)	45,478	163
3.126% due 06/25/2046 ~	1,083,134	1,091,038
3.156% due 11/25/2031 •	651	587
3.156% due 09/25/2035 ^•	4,631	3,705
3.656% due 11/25/2034 •	9,936	8,957
4.117% due 04/25/2034 ~	23	23
5.250% due 09/25/2035 ^	1,036	937
5.750% due 04/22/2033	23	23
6.000% due 01/25/2036 ^	3,950	3,515
6.500% due 01/25/2036	493	282
7.000% due 01/25/2036 ^	4,985	1,658
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	53	53
4.553% due 10/25/2033 ~	16	16
5.500% due 10/25/2035	7,489	6,688
5.500% due 10/25/2035 ^	294	254
6.000% due 11/25/2035 ^	263	138

Credit Suisse Mortgage Capital Certificates
2.535% due 05/27/2037 •	15,832	13,035
2.762% due 04/27/2037 ~	16,163	10,519
2.832% due 07/27/2037 •	1,165	1,047
3.500% due 04/26/2038 ~	11,018	10,971
3.799% due 09/27/2037 •	7,462	7,461
3.833% due 04/26/2047 ~	13,042	8,157
4.000% due 08/27/2037 ~	29,653	28,452
4.086% due 11/26/2036 ~	7,191	5,939
4.203% due 08/27/2037 ~	24,802	22,118
4.709% due 09/26/2036 ~	2,505	2,367
4.995% due 02/27/2047 ~	133,199	88,354
5.561% due 04/25/2036 ~	12,821	12,079
6.000% due 04/26/2037 ~	13,971	11,603
6.000% due 05/27/2037	316	319
7.000% due 08/26/2036	3,469	3,194
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.006% due 07/25/2036 •	20,947	12,561
5.000% due 04/25/2037	1,082	1,009
5.500% due 03/25/2037 ^	642	535
6.000% due 08/25/2036 ^	5,378	4,341
6.000% due 02/25/2037 ^	2,804	2,420
6.000% due 06/25/2037	2,411	1,121
6.250% due 08/25/2036 ^	1,189	967
Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2058 (g)	701	692
0.000% due 04/25/2058 (g)	25	25
0.000% due 07/25/2058 (g)	2,345	2,304
0.000% due 10/25/2060 «(g)	4,690	4,716
1.000% due 07/25/2057 (g)	970	953
3.263% due 07/25/2057 ~	1,071,017	996,045
3.411% due 07/25/2058 ~	4,167,973	3,638,194
3.431% due 10/25/2060 «	2,375,221	2,161,512
3.536% due 01/25/2058 ~	255,416	235,016
3.590% due 06/25/2048	1,606,350	1,595,645
3.723% due 04/25/2058 ~	733,971	746,954
4.111% due 12/25/2048 «~	1,211,893	1,212,931
4.178% due 06/01/2050 ~	3,178,275	3,254,157
4.366% due 12/25/2048 «	477,077	473,797
4.790% due 05/27/2053 ~	93,886	93,950
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	999
3.617% due 11/15/2048	18,000	18,215
CSMCM Trust Certificates
3.087% due 09/25/2048 (a)	176,248	153,732
3.431% due 10/27/2060 (a)	100,009	87,469
4.080% due 07/25/2050 (a)	118,632	121,776
4.111% due 09/25/2057 (a)	51,027	49,687
4.366% due 10/25/2058 (a)	20,088	19,182
DBUBS Mortgage Trust
0.709% due 11/10/2046 ~(a)	49,809	450
1.063% due 07/10/2044 ~(a)	88,682	1,773
Deutsche ALT-A Securities, Inc.
2.806% due 04/25/2037 •	25,833	16,665
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.636% due 08/25/2047 •	72,652	68,228
2.646% due 07/25/2047 •	15,813	15,130
2.656% due 12/25/2036 •	6,723	6,067
2.656% due 03/25/2037 ^•	26,469	24,233
2.656% due 02/25/2047 •	2,176	1,705
2.666% due 01/25/2047 •	6,858	6,642
2.676% due 02/25/2037 •	5,607	5,460
2.696% due 08/25/2036 •	3,746	3,495
2.696% due 10/25/2036 ^•	19,110	9,392
2.696% due 08/25/2047 •	22,744	21,452
2.706% due 02/25/2047 •	7,530	7,089
2.786% due 08/25/2036 •	16,880	15,882
2.836% due 08/25/2037 ^•	15,230	13,281
2.856% due 06/25/2037 ^•	69,105	58,202
2.927% due 04/25/2047 •	28,377	26,814
3.256% due 10/25/2047 •	45,906	40,563
3.856% due 11/25/2035 •	7,337	7,800
4.156% due 10/25/2035 ~	540	493
5.250% due 09/25/2035 ~	5,652	5,510
5.307% due 06/25/2036 ~	14,057	13,251
5.500% due 11/25/2035 ^~	123	137
5.500% due 12/25/2035 ^	2,784	2,476
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	3,802	3,642
5.530% due 02/25/2036 ~	6,535	6,260
5.650% due 10/25/2036 ~	21,118	19,604
5.869% due 10/25/2036 ^Ø	1,474	1,368
5.886% due 10/25/2036 ^Ø	233	216
5.900% due 10/25/2036 ~	9,137	8,480
6.100% due 10/25/2036 Ø	6,293	5,839
6.420% due 07/25/2036 ^~	6,717	5,944

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
4.500% due 06/25/2034 ~		13	12
Downey Savings & Loan Association Mortgage Loan Trust
2.650% due 04/19/2047 ^•		111	98
2.680% due 03/19/2045 •		1,043	1,021
2.720% due 02/19/2045 •		4,660	4,559
2.800% due 09/19/2045 •		2,307	1,892
3.097% due 04/19/2047 •		18,256	18,061
3.250% due 11/19/2044 •		3,376	3,315
3.270% due 11/19/2044 •		117	110
3.290% due 09/19/2044 •		6,585	6,587
4.154% due 07/19/2044 ~		639	647
4.260% due 07/19/2044 ~		22	23
Durham Mortgages
0.000% due 03/31/2054 (g)	GBP	38,229	40,049
0.000% due 03/31/2054 ~		54,842	59,121
1.000% due 03/31/2054 ~		10	15,750
2.589% due 03/31/2054 •		49,153	60,319
3.089% due 03/31/2054 •		16,383	20,085
4.139% due 03/31/2054 •		33,046	41,217
5.139% due 03/31/2054 •		38,229	48,314
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,347	70,006
1.000% due 03/31/2053 ~		10	14,877
2.589% due 03/31/2053 •		44,345	54,624
3.089% due 03/31/2053 •		25,339	31,186
4.139% due 03/31/2053 •		35,014	44,372
4.861% due 03/31/2053 (g)		25,336	26,958
5.139% due 03/31/2053 •		38,009	47,866
E-MAC NL BV
1.943% due 07/25/2036 •	EUR	506	546
EMF-UK PLC
1.880% due 03/13/2046 •	GBP	29,782	37,845
Eurosail PLC
0.000% due 09/10/2044 •	EUR	1,079	1,227
0.000% due 03/13/2045 •		1,035	1,164
1.060% due 03/13/2045 •	GBP	3,045	3,803
1.066% due 12/15/2044 •		584	734
1.067% due 12/10/2044 •		5,266	6,606
1.300% due 09/13/2045 •		47,373	58,786
1.670% due 09/13/2045 •		41,929	50,874
1.850% due 06/13/2045 •		6,481	8,084
First Horizon Alternative Mortgage Securities Trust
2.876% due 02/25/2037 •		$255	142
3.044% due 04/25/2037 ^•(a)		3,664	471
3.256% due 04/25/2036 ^•		2,078	1,258
3.772% due 08/25/2035 ^~		1,911	1,703
3.813% due 12/25/2035 ~		2,945	2,630
3.819% due 02/25/2036 ~		154	126
4.010% due 03/25/2035 ~		647	612
4.027% due 04/25/2035 ~		3,153	3,144
4.052% due 01/25/2036 ^~		5,675	4,356
4.092% due 09/25/2035 ^~		2,190	2,103
4.105% due 04/25/2036 ^~		2,537	2,371
4.126% due 08/25/2034 ~		492	487
4.158% due 08/25/2035 ~		12	12
4.191% due 02/25/2035 ~		1,285	1,266
5.250% due 02/25/2021 ^		116	114
5.750% due 02/25/2036 ^		4,195	3,236
6.000% due 07/25/2036		2,737	2,193
6.000% due 07/25/2036 ^		51	41
6.000% due 08/25/2036 ^		6,233	4,952
6.000% due 11/25/2036		1,470	947
6.250% due 11/25/2036		2,834	1,915
6.250% due 08/25/2037 ^		138	105
First Horizon Mortgage Pass-Through Trust
3.862% due 05/25/2036 ~		1,512	1,436
4.010% due 05/25/2037 ^~		3,681	2,974
4.099% due 10/25/2035 ^~		1,995	1,914
4.261% due 08/25/2035 ~		94	77
4.304% due 01/25/2037 ^~		1,099	989
4.349% due 11/25/2037 ^~		104	94
4.461% due 02/25/2035 ~		348	347
4.875% due 10/25/2035 ~		183	145
5.250% due 05/25/2021 ^		247	174
5.500% due 04/25/2022		23	23
5.750% due 05/25/2037 ^		312	234
Fondo de Titulizacion de Activos UCI
0.889% due 06/19/2035 •	EUR	211	230
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 •		1,344	1,489
Freddie Mac
0.000% due 08/15/2056 (b)(g)		$128,077	99,803
0.000% due 08/15/2057 (b)(g)		106,303	83,581
Fremont Home Loan Trust
3.331% due 01/25/2034 •		2,258	2,228

GE Business Loan Trust
1.174% due 11/15/2034		3,835	3,768
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,118	9,224
GMAC Mortgage Corp. Loan Trust
3.773% due 03/18/2035 ~		15	14
4.052% due 03/18/2035 ~		2,014	2,033
4.101% due 05/25/2035 ~		133	131
4.278% due 11/19/2035 ~		316	300
4.302% due 03/18/2035 ~		1,134	1,151
4.429% due 11/19/2035 ^~		1,299	1,194
4.638% due 11/19/2035 ~		323	313
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	315	351
0.000% due 03/18/2039 •		4,407	4,904
2.931% due 06/18/2039 •		$1,820	1,754
Grecale RMBS SRL
0.183% due 01/27/2061 •	EUR	8,433	9,662
GreenPoint Mortgage Funding Trust
2.666% due 02/25/2037 ^•		$21,823	21,594
2.686% due 01/25/2037 •		10,576	9,883
2.706% due 03/25/2047 •		21,205	20,152
2.716% due 04/25/2036 •		19,022	17,712
2.746% due 08/25/2045 •		398	373
2.826% due 09/25/2046 ^•		4,448	3,231
3.026% due 10/25/2045 •		679	675
3.046% due 11/25/2045 •		75	66
3.126% due 10/25/2045 •		4,729	4,323
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	32,066	32,490
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)		$179,000	2,833
3.120% due 05/10/2050		2,700	2,695
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	47,119
GS Mortgage Securities Trust
0.088% due 12/10/2043 ~(a)		85,753	175
0.208% due 12/10/2043 ~(a)		35,931	161
0.589% due 11/10/2049 ~(a)		169,085	5,273
0.610% due 08/10/2046 ~(a)		106,604	2,589
0.661% due 03/10/2044 ~(a)		15,054	172
1.338% due 08/10/2044 ~(a)		12,519	339
1.354% due 08/10/2043 ~(a)		127,690	2,147
1.945% due 01/10/2045 ~(a)		5,984	279
2.209% due 05/10/2045 ~(a)		56,840	2,401
3.278% due 10/10/2048		6,278	6,315
3.365% due 11/10/2047		7,545	7,597
3.801% due 01/10/2047		10,550	10,730
4.548% due 12/10/2043 ~		7,000	6,708
GSC Capital Corp. Mortgage Trust
2.706% due 02/25/2036 ^•		10,314	9,819
GSMPS Mortgage Loan Trust
2.856% due 01/25/2035 •		27,586	25,905
2.856% due 03/25/2035 •		4,390	4,122
2.906% due 06/25/2034 •		43,569	41,950
7.105% due 10/20/2032 ~		17,142	17,224
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		1,042	714
7.500% due 10/25/2036 ~		1,269	899
GSMSC Resecuritization Trust
2.450% due 02/26/2037 •		34,046	31,382
2.455% due 04/26/2037 •		56,017	29,891
2.485% due 08/26/2033 •		2,860	2,819
2.646% due 10/26/2036 •		12,332	9,627
GSR Mortgage Loan Trust
2.766% due 08/25/2046 •		39,235	21,662
2.956% due 07/25/2037 ^•		211	103
3.828% due 04/25/2036 ~		1,438	1,290
3.834% due 04/25/2035 ~		159	158
3.903% due 05/25/2035 ~		1,678	1,630
3.941% due 04/25/2035 ~		62	62
3.980% due 04/25/2032 •		22	20
4.039% due 11/25/2035 ~		53	53
4.086% due 05/25/2035 ~		7,410	7,120
4.104% due 08/25/2034 ~		31	30
4.109% due 12/25/2034 ~		474	248
4.115% due 07/25/2035 ~		2,693	2,587
4.162% due 05/25/2035 ~		1,327	1,236
4.177% due 03/25/2037 ^~		2,123	2,025
4.186% due 08/25/2034 ~		1,586	1,550
4.202% due 07/25/2035 ~		707	695
4.314% due 08/25/2034 ~		523	515
4.327% due 07/25/2035 ~		1,704	1,501
4.350% due 10/25/2035 ^~		3,025	2,856
4.354% due 01/25/2036 ^~		5,260	5,220
4.427% due 09/25/2034 ~		20	20

4.431% due 09/25/2035 ~		1,078	1,090
4.464% due 11/25/2035 ~		39	40
4.592% due 11/25/2035 ~		262	214
4.668% due 01/25/2036 ^~		122	119
4.807% due 01/25/2035 ~		714	713
5.000% due 07/25/2036		497	494
5.500% due 03/25/2036 ^		2,024	2,285
5.500% due 03/25/2036		972	1,032
5.500% due 06/25/2036 ^		27	58
5.500% due 01/25/2037 ^		3,336	3,828
5.750% due 02/25/2036 ^		665	631
5.750% due 02/25/2037 ^		59	71
6.000% due 02/25/2021 ^		1,275	1,081
6.000% due 11/25/2035		347	263
6.000% due 02/25/2036 ^		644	528
6.000% due 06/25/2036 ^		1,576	1,835
6.000% due 07/25/2036		4,039	3,429
6.000% due 09/25/2036 ^		1,997	1,477
6.000% due 01/25/2037 ^		95	85
6.250% due 10/25/2036 ^		26,342	25,676
6.500% due 09/25/2036 ^		1,866	1,443
6.500% due 10/25/2036 ^		1,034	840
HarborView Mortgage Loan Trust
2.640% due 12/19/2036 ^•		141	127
2.650% due 11/19/2036 •		8,881	8,702
2.650% due 07/19/2046 ^•		187	144
2.660% due 09/19/2037 •		16,359	15,466
2.660% due 02/19/2046 •		3,183	3,114
2.680% due 11/19/2036 •		7,915	7,035
2.690% due 07/19/2047 •		11,802	11,463
2.710% due 12/19/2036 ^•		4,767	4,387
2.750% due 10/20/2045 •		12,657	10,822
2.780% due 11/19/2035 •		1,710	1,624
2.929% due 06/19/2045 ^•		5,086	3,282
2.950% due 01/19/2036 ^•		842	700
2.970% due 01/19/2036 •		695	548
3.007% due 12/19/2036 ^•		13,111	12,669
3.030% due 02/19/2036 •		7,261	6,103
3.050% due 07/19/2045 •		67	52
3.090% due 08/19/2045 •		685	680
3.110% due 01/19/2035 •		327	304
3.130% due 09/19/2035 •		2,516	2,245
3.170% due 01/19/2035 •		2,424	2,230
3.230% due 01/19/2035 ^•		452	417
3.250% due 12/19/2034 ^•		6,585	6,169
3.270% due 11/19/2034 •		306	294
3.270% due 12/19/2034 ^•		66	62
3.290% due 12/19/2034 ^•		25,276	22,295
3.330% due 11/19/2034 •		25,360	21,812
3.474% due 06/19/2034 •		38	37
3.506% due 10/25/2037 •		25,991	25,895
3.850% due 06/19/2036 ^~		471	318
3.970% due 11/19/2034 ~		77	77
4.028% due 08/19/2036 ^~		1,090	874
4.056% due 12/19/2035 ^~		2,894	2,316
4.065% due 07/19/2035 ^~		2,132	2,022
4.334% due 06/19/2036 ^~		174	117
4.601% due 08/19/2034 ~		1,281	1,308
4.714% due 12/19/2035 ^~		19	19
4.733% due 12/19/2035 ~		886	841
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	4,044
2.828% due 11/05/2035		71,800	70,482
Hipocat FTA
0.000% due 07/15/2036 •	EUR	137	155
HomeBanc Mortgage Trust
2.806% due 05/25/2037 ^•		$104	103
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		13,380	13,229
HSI Asset Loan Obligation Trust
4.294% due 09/25/2037 ^~		9,881	8,565
4.384% due 01/25/2037 ^~		2,189	1,865
4.420% due 01/25/2037 ~		5,481	4,459
4.684% due 01/25/2037 ^~		276	255
HSI Asset Securitization Corp. Trust
3.466% due 07/25/2035 •		900	871
3.496% due 07/25/2035 •		1,580	550
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	24,621
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	30,483	31,681
Impac CMB Trust
2.786% due 10/25/2035 •		$10,673	10,246
3.026% due 04/25/2035 •		4,171	4,133
3.146% due 09/25/2034 •		199	197
3.146% due 03/25/2035 •		11,802	11,466

Impac Secured Assets Trust
2.676% due 01/25/2037 •	3,611	3,490
2.706% due 05/25/2036 •	103	100
2.746% due 03/25/2037 •	38,930	29,434
2.746% due 09/25/2037 ^•	15,086	12,667
2.856% due 05/25/2036 •	2,607	2,565
2.866% due 09/25/2037 •	22,260	18,843
3.906% due 05/25/2036 •	6,506	6,414
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~	16	16
IndyMac Mortgage Loan Trust
2.626% due 07/25/2036 •	12,198	11,126
2.636% due 10/25/2036 •	132	124
2.696% due 09/25/2046 •	2,358	2,109
2.706% due 10/25/2036 •	5,186	4,887
2.706% due 06/25/2046 •	28,804	24,596
2.706% due 11/25/2046 •	27,680	25,321
2.716% due 04/25/2046 •	8,712	7,928
2.716% due 05/25/2046 •	61,283	58,570
2.726% due 04/25/2046 •	9,533	8,687
2.736% due 07/25/2046 •	12,024	11,270
2.746% due 06/25/2037 •	2,193	2,163
2.756% due 02/25/2037 •	28,514	19,933
2.806% due 06/25/2037 ^•	11,593	7,078
2.966% due 04/25/2035 •	1,223	1,165
2.986% due 04/25/2035 •	8,266	7,937
3.026% due 07/25/2035 •	18,331	15,764
3.066% due 03/25/2035 •	1,756	1,743
3.066% due 07/25/2035 •	4,900	3,022
3.106% due 04/25/2034 •	278	272
3.126% due 06/25/2034 •	449	448
3.146% due 02/25/2035 •	334	329
3.146% due 07/25/2045 •	283	275
3.172% due 06/25/2037 ~	6,082	4,329
3.186% due 02/25/2035 •	2,284	2,039
3.279% due 06/25/2037 ^~	20,033	18,251
3.286% due 10/25/2036 •	11,085	9,265
3.306% due 08/25/2034 •	78	72
3.306% due 11/25/2034 •	9	9
3.383% due 01/25/2036 ~	2,086	1,900
3.383% due 05/25/2036 ~	22,266	17,683
3.386% due 09/25/2034 •	118	107
3.444% due 06/25/2035 ^~	119	105
3.457% due 01/25/2035 ~	1,061	996
3.509% due 07/25/2037 ~	25,764	21,164
3.559% due 06/25/2036 ~	31,706	27,231
3.610% due 06/25/2036 ~	287	223
3.627% due 06/25/2036 ~	930	890
3.648% due 05/25/2037 •	61,409	53,935
3.649% due 05/25/2036 ^~	25,694	22,979
3.690% due 05/25/2037 ^~	28,212	21,800
3.704% due 07/25/2036 ~	10,995	9,478
3.735% due 11/25/2035 ^~	4,136	3,813
3.749% due 04/25/2035 ~	23	22
3.754% due 10/25/2035 ~	264	237
3.778% due 03/25/2037 ^~	1,971	1,908
3.822% due 11/25/2035 ^~	11,699	9,165
3.827% due 08/25/2037 ^~	95	83
3.852% due 02/25/2036 ~	4,509	3,976
3.871% due 09/25/2036 ~	5,677	4,668
3.874% due 09/25/2035 ^~	2,983	2,760
3.874% due 01/25/2036 ^~	194	176
3.891% due 12/25/2035 ^~	1,787	1,504
3.909% due 08/25/2035 ~	6,775	6,068
3.947% due 03/25/2035 ~	1,129	1,129
3.949% due 03/25/2035 ~	40	40
3.972% due 09/25/2037 ~	11,304	7,525
3.973% due 08/25/2035 ~	347	313
4.043% due 11/25/2037 ~	17,642	17,250
4.056% due 07/25/2035 ~	7,664	6,490
4.075% due 09/25/2036 ~	99	84
4.128% due 12/25/2035 ~	10,959	9,930
4.281% due 01/25/2037 ~	10,785	10,056
4.304% due 11/25/2035 ^~	637	606
4.600% due 01/25/2036 ~	242	241
6.000% due 06/25/2037	19,969	17,328
6.250% due 11/25/2037 ^	2,505	1,902
6.500% due 09/25/2037 ^	117	98
InTown Hotel Portfolio Trust
0.300% due 01/15/2033 ~(a)	217,597	350
JPMBB Commercial Mortgage Securities Trust
0.556% due 08/15/2046 ~(a)	71,495	1,457
JPMDB Commercial Mortgage Securities Trust
0.831% due 12/15/2049 ~(a)	192,762	9,844
JPMorgan Alternative Loan Trust
4.001% due 05/25/2036 ^~	1,383	1,096

5.500% due 02/25/2021 ^		32	33
5.663% due 05/26/2037 ~		23,505	4,639
6.000% due 12/25/2036 Ø		42,120	32,042
6.310% due 08/25/2036 ^Ø		48,822	43,095
JPMorgan Chase Commercial Mortgage Securities Corp.
3.255% due 06/15/2032 •		44,400	44,356
3.455% due 06/15/2032 •		10,400	10,354
3.705% due 06/15/2032 •		7,800	7,791
JPMorgan Chase Commercial Mortgage Securities Trust
0.361% due 09/12/2037 ~(a)		19,926	21
1.271% due 04/15/2046 ~(a)		129,295	5,863
1.496% due 08/15/2049 ~(a)		165,265	13,849
1.529% due 11/15/2043 ~(a)		82,817	1,691
1.576% due 05/15/2045 ~(a)		145,810	6,343
2.610% due 05/15/2047 •		8,976	8,987
5.566% due 08/12/2037 ~		13,512	13,828
6.205% due 05/15/2028 •		10,800	10,644
JPMorgan Mortgage Trust
3.670% due 06/25/2037 ^~		7,408	7,147
3.722% due 04/25/2036 ^~		14,425	13,748
3.722% due 04/25/2036 ~		1,006	1,004
3.728% due 04/25/2037 ^~		10,939	10,154
3.789% due 05/25/2036 ^~		847	822
3.789% due 05/25/2036 ~		904	877
3.806% due 05/25/2036 ^~		20	19
3.895% due 06/25/2037 ^~		634	623
3.899% due 04/25/2036 ^~		2,077	1,902
3.958% due 08/25/2036 ^~		5,874	5,557
4.014% due 06/25/2036 ^~		385	359
4.021% due 10/25/2036 ~		728	640
4.034% due 04/25/2035 ~		121	122
4.040% due 06/25/2035 ~		100	92
4.101% due 07/25/2035 ~		345	348
4.124% due 06/25/2035 ~		485	494
4.125% due 10/25/2033 ~		61	61
4.126% due 04/25/2035 ~		505	512
4.130% due 07/25/2035 ~		31	31
4.130% due 04/25/2037 ^~		1,221	1,157
4.131% due 02/25/2034 ~		8	8
4.140% due 02/25/2036 ^~		3,609	3,279
4.188% due 06/25/2036 ^~		2,586	2,475
4.196% due 10/25/2036 ^~		1,883	1,687
4.216% due 01/25/2037 ^~		837	804
4.220% due 11/25/2035 ~		330	323
4.224% due 11/25/2035 ~		33	30
4.253% due 08/25/2035 ~		22	22
4.253% due 10/25/2035 ~		13	12
4.273% due 10/25/2035 ^~		418	384
4.284% due 08/25/2036 ^~		1,249	1,106
4.327% due 07/25/2035 ~		890	884
4.336% due 02/25/2035 ~		29	29
4.366% due 08/25/2035 ^~		2,425	2,373
4.376% due 07/25/2035 ~		1,731	1,727
4.380% due 10/25/2036 ^~		1,889	1,843
4.425% due 10/25/2035 ~		251	253
4.456% due 08/25/2035 ~		1,941	2,006
4.500% due 09/25/2035 ~		675	667
4.570% due 07/25/2035 ~		323	330
5.000% due 06/25/2021 ^		107	99
5.000% due 03/25/2022 ^		36	35
5.500% due 01/25/2021 ^		40	38
5.500% due 03/25/2022 ^		18	20
5.500% due 09/25/2035		4,626	4,497
5.500% due 01/25/2036 ^		1,229	1,046
5.500% due 08/25/2037 ^		3,893	3,039
5.750% due 03/25/2037 ^		540	406
6.000% due 10/25/2034		5,635	5,644
6.000% due 07/25/2036 ^		4,450	3,843
6.000% due 06/25/2037 ^		17,076	13,202
6.000% due 08/25/2037 ^		133	105
6.500% due 09/25/2035		427	410
7.000% due 08/25/2037 ^		1,141	956
JPMorgan Resecuritization Trust
2.485% due 11/26/2036 •		19,021	16,094
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	39,422
1.694% due 02/22/2045 •		392,585	488,947
2.250% due 02/22/2045		26,742	22,575
2.894% due 02/22/2045 •		82,543	102,105
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,349	1,443
1.083% due 04/17/2044 •	GBP	25,986	31,229
1.106% due 06/17/2039 •		3,882	4,631
LB-UBS Commercial Mortgage Trust
0.182% due 02/15/2040 ~(a)		$1,481	0
5.407% due 11/15/2038 ^		23,065	17,807
5.562% due 02/15/2040 ^~		26,979	16,592

Lehman Mortgage Trust
2.926% due 12/25/2036 •		7,677	3,616
3.106% due 07/25/2036 •		8,092	4,336
3.406% due 12/25/2035 ^•		1,504	1,293
4.194% due 03/25/2037 ^•(a)		18,550	4,582
5.221% due 01/25/2036 ^~		3,318	3,267
5.335% due 12/25/2035 ~		4,144	2,284
5.380% due 07/25/2037 ~		4,225	3,194
5.500% due 11/25/2035 ^		185	173
5.500% due 12/25/2035 ^		51	43
5.785% due 04/25/2036 ^~		4,463	4,034
6.000% due 08/25/2037		4,382	4,400
6.500% due 09/25/2037 ^		6,397	4,010
Lehman XS Trust
2.606% due 05/25/2046 ^•		66	78
2.666% due 03/25/2047 ^•		2,661	2,619
2.696% due 11/25/2046 •		278	261
2.706% due 08/25/2046 ^•		21,377	19,692
2.706% due 11/25/2046 ^•		21,545	20,851
2.706% due 07/25/2047 ^•		17,673	16,729
2.716% due 09/25/2046 •		161	155
3.106% due 12/25/2035 ^•		15	11
5.110% due 07/25/2035 ^Ø		1,093	1,053
Ludgate Funding PLC
0.959% due 01/01/2061 •	GBP	6,492	7,708
1.083% due 12/01/2060 •		5,293	6,322
1.399% due 01/01/2061 •		8,326	10,127
Luminent Mortgage Trust
2.706% due 02/25/2046 •		$145	133
Mansard Mortgages PLC
1.556% due 12/15/2049 •	GBP	15,041	18,512
MASTR Adjustable Rate Mortgages Trust
2.500% due 01/25/2034 ~		$151	131
2.746% due 05/25/2037 •		806	479
3.056% due 09/25/2037 •		4,481	2,045
3.176% due 07/25/2035 ^~		1,742	1,639
3.186% due 05/25/2047 ^•		3,766	2,285
3.405% due 07/25/2035 ^~		391	370
3.827% due 09/25/2034 ~		165	154
3.897% due 09/25/2033 ~		654	647
3.944% due 09/25/2035 ^~		977	708
4.122% due 10/25/2034 ~		519	485
4.161% due 05/25/2034 ~		291	295
4.258% due 06/25/2035 ~		159	151
4.287% due 12/25/2033 ~		519	520
4.321% due 10/25/2032 ~		139	139
4.339% due 11/25/2036 ~		98	87
4.434% due 01/25/2036 ~		11,049	10,870
4.438% due 11/21/2034 ~		506	520
4.500% due 07/25/2034 ~		620	619
4.567% due 12/25/2033 ~		180	180
4.632% due 12/21/2034 ~		145	142
4.670% due 04/21/2034 ~		43	45
4.724% due 02/25/2036 ~		25	24
MASTR Alternative Loan Trust
5.500% due 07/25/2034		2,934	2,968
5.500% due 08/25/2034		3,927	4,268
7.000% due 06/25/2034		25	26
MASTR Asset Securitization Trust
5.500% due 06/26/2034		56	56
5.750% due 02/25/2021		138	134
6.000% due 10/25/2022 ~		29	29
6.000% due 06/25/2036 ^•		2,805	2,673
6.000% due 06/25/2036 ^		354	337
MASTR Reperforming Loan Trust
2.856% due 05/25/2035 •		2,302	1,836
2.866% due 07/25/2035 ^•		26,775	21,372
4.397% due 05/25/2036 ~		245	220
MASTR Seasoned Securitization Trust
3.949% due 10/25/2032 ~		371	376
4.125% due 05/25/2032 ~		324	322
4.535% due 10/25/2032 ~		149	150
4.625% due 10/25/2032 ~		26	26
6.500% due 08/25/2032 ~		59	60
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 •	EUR	2,346	2,649
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •		$280	279
3.195% due 09/15/2030 •		508	502
Merrill Lynch Alternative Note Asset Trust
2.485% due 02/25/2037 •		2,560	2,541
2.706% due 03/25/2037 •		5,885	2,514
2.806% due 03/25/2037 •		282	122
3.842% due 06/25/2037 ^~		46,052	35,622

Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •	213	207
2.774% due 08/25/2036 •	21,389	21,146
2.966% due 04/25/2029 •	1,220	1,201
2.966% due 03/25/2030 •	143	139
2.975% due 11/25/2029 •	1,588	1,551
3.092% due 03/25/2030 •	307	296
3.166% due 06/25/2028 •	12	12
3.186% due 04/25/2028 •	17	17
3.230% due 05/25/2034 ~	109	103
3.272% due 10/25/2028 •	92	92
3.292% due 11/25/2029 •	105	105
3.347% due 07/25/2030 •	2,024	1,985
3.508% due 01/25/2030 •	30	30
3.588% due 01/25/2029 •	479	466
3.677% due 02/25/2035 ~	2,135	2,211
3.677% due 03/25/2036 ^~	3,364	2,504
3.909% due 01/25/2029 ~	49	49
4.036% due 01/25/2029 ~	4,842	4,698
4.061% due 07/25/2035 ^~	1,174	1,142
4.068% due 05/25/2029 ~	114	114
4.121% due 04/25/2035 ~	90	88
4.122% due 02/25/2034 ~	127	127
4.185% due 05/25/2036 ~	811	819
4.216% due 05/25/2036 ^~	654	646
4.249% due 09/25/2029 ~	160	160
4.267% due 06/25/2037 ~	299	301
4.302% due 02/25/2033 ~	52	51
4.318% due 12/25/2034 ~	486	483
4.324% due 02/25/2036 ~	5	5
4.363% due 09/25/2035 ^~	78	71
4.396% due 07/25/2035 ^~	631	508
4.465% due 05/25/2036 ~	154	155
4.522% due 09/25/2033 ~	10	10
4.541% due 12/25/2035 ^~	93	82
4.553% due 12/25/2034 ~	34	35
Merrill Lynch Mortgage Trust
0.000% due 02/12/2051 ~	11,053	0
0.904% due 08/12/2039 ~(a)	302	0
Merrill Lynch Mortgage-Backed Securities Trust
4.050% due 06/25/2037 ^~	16	13
5.090% due 08/25/2036 ^•	11,820	11,526
Morgan Stanley Bank of America Merrill Lynch Trust
1.086% due 02/15/2047 ~(a)	80,245	2,585
1.622% due 11/15/2045 ~(a)	71,221	3,517
3.040% due 04/15/2048	7,200	7,182
Morgan Stanley Capital Trust
0.138% due 11/12/2049 ~(a)	3,699	14
3.340% due 03/15/2049	11,000	11,027
Morgan Stanley Mortgage Loan Trust
2.508% due 06/25/2037 ~	17,010	10,138
2.735% due 10/25/2034 ~	109	106
2.786% due 01/25/2036 •	2,056	1,571
3.451% due 11/25/2037 ^~	4,043	3,651
3.683% due 07/25/2035 ~	397	349
3.718% due 10/25/2037 ^~	2,368	1,970
3.870% due 05/25/2036 ^~	12,590	9,878
4.023% due 08/25/2034 ~	1,059	1,037
4.201% due 11/25/2035 ~	102	78
4.246% due 07/25/2034 ~	183	179
4.247% due 07/25/2034 ~	301	303
4.274% due 06/25/2036 ~	871	884
4.308% due 07/25/2035 ^~	152	146
4.329% due 08/25/2034 ~	25	26
4.369% due 10/25/2034 ~	111	112
4.372% due 09/25/2035 ^~	92	78
4.981% due 12/25/2035 ~	376	286
5.500% due 11/25/2035 ^	90	90
5.750% due 09/25/2022 ^	9	7
6.000% due 08/25/2037 ^	479	373
6.358% due 09/25/2034 ~	1,124	1,241
6.513% due 08/25/2036 ^Ø	7,652	3,373
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	14,310	12,098
6.250% due 08/26/2047 ~	17,439	14,254
Morgan Stanley Resecuritization Trust
2.626% due 06/26/2047 •	38,567	32,121
2.823% due 04/26/2047 •	36,352	18,062
3.013% due 06/26/2047 •	695	551
4.136% due 04/26/2047 ~	7,497	4,892
Mortgage Equity Conversion Asset Trust
3.120% due 05/25/2042 «•	112,737	104,845
MortgageIT Securities Corp. Mortgage Loan Trust
2.736% due 06/25/2047 •	24,650	23,152
MortgageIT Trust
2.756% due 11/25/2035 •	8,680	7,827

Motel 6 Trust
3.375% due 08/15/2034 •		39,730	39,119
3.645% due 08/15/2034 •		34,611	34,049
4.605% due 08/15/2034 •		3,512	3,468
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,383
0.887% due 09/05/2047 ~(a)		53,100	3,856
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		725	675
Natixis Commercial Mortgage Securities Trust
3.163% due 10/15/2029 ~(a)		78,613	1,956
3.205% due 02/15/2032 •		78,613	78,388
3.405% due 02/15/2032 •		20,900	20,841
3.605% due 02/15/2032 •		15,542	15,485
3.955% due 02/15/2032 •		15,903	15,836
4.355% due 02/15/2032 •		25,679	25,569
4.755% due 02/15/2032 •		19,523	19,441
5.205% due 02/15/2032 •		23,342	23,300
Newgate Funding PLC
0.289% due 12/15/2050 •	EUR	633	695
0.939% due 12/15/2050 •		3,439	3,724
0.987% due 12/01/2050 •	GBP	2,468	2,975
1.189% due 12/15/2050 •	EUR	5,755	6,132
1.906% due 12/15/2050 •	GBP	18,256	22,151
2.156% due 12/15/2050 •		5,159	6,230
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.786% due 04/25/2037 •		$175	144
3.961% due 10/25/2035 ~		628	620
4.304% due 02/25/2036 ^~		732	604
4.545% due 08/25/2034 ~		3,656	3,434
4.583% due 02/25/2036 ~		1,545	1,355
5.159% due 03/25/2035 Ø		8	8
5.500% due 05/25/2033		3	3
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,453	2,616
6.431% due 08/25/2036 ^~		3,180	1,115
7.000% due 04/25/2033		6	6
Nomura Asset Acceptance Corp. Reperforming Loan Trust
6.500% due 02/25/2035 ^		2,484	2,470
Nomura Resecuritization Trust
0.000% due 08/27/2047 (g)		216,336	179,571
3.775% due 10/26/2036 •		4,969	4,390
4.233% due 08/26/2034 ~		445	447
5.567% due 10/25/2036 ~		7,468	4,990
6.000% due 07/26/2037		15,426	8,934
NovaStar Mortgage Funding Trust
2.696% due 09/25/2046 •		12,214	11,196
2.711% due 09/25/2046 •		84,592	40,734
Paragon Mortgages PLC
1.053% due 01/15/2039 •	GBP	56,218	66,450
Prime Mortgage Trust
7.000% due 07/25/2034		$388	386
Proteus RMBS DAC
0.000% due 10/29/2054 «~	EUR	1,219	18,504
0.000% due 10/29/2054 «(b)(g)		85,302	45,185
0.132% due 10/29/2054 •		731,396	824,139
0.582% due 10/29/2054 •		52,929	59,405
0.782% due 10/29/2054 •		38,495	42,745
1.382% due 10/29/2054 •		28,871	32,266
2.682% due 10/29/2054 •		24,059	26,685
Provident Funding Mortgage Loan Trust
3.086% due 05/25/2035 •		$1,318	1,308
3.694% due 05/25/2035 ~		201	201
4.069% due 04/25/2034 ~		58	58
4.214% due 10/25/2035 ~		102	100
RBSSP Resecuritization Trust
2.382% due 12/26/2036 •		4,185	4,135
2.565% due 02/26/2037 •		3,092	3,044
2.565% due 03/26/2037 •		67,606	54,235
2.585% due 05/28/2047 ~		29,052	24,709
2.955% due 08/26/2045 •		114	102
3.645% due 12/26/2036 ~		24,604	23,645
3.881% due 10/26/2036 ~		16,015	15,063
4.013% due 03/26/2036 ~		12,719	9,779
4.044% due 07/26/2045 ~		19,447	19,911
4.065% due 12/26/2037 •		24,332	18,706
4.125% due 08/28/2047 ~		193,145	163,640
4.143% due 12/26/2036 ^~		8,658	7,152
4.345% due 12/25/2035 ~		3,170	3,192
Regal Trust
2.515% due 09/29/2031 •		60	57
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2047 •		17,122	10,363
2.676% due 01/25/2037 •		5,686	5,207
2.686% due 05/25/2036 •		15,912	14,339
2.686% due 07/25/2036 •		33,256	21,112

2.686% due 09/25/2036 •		16,341	15,186
2.686% due 11/25/2036 •		3,872	2,991
2.686% due 06/25/2046 •		33,706	13,652
2.696% due 09/25/2036 ^•		7,449	6,929
2.706% due 05/25/2047 •		4,813	4,592
2.711% due 09/25/2046 •		5,631	5,264
2.721% due 05/25/2046 •		19,848	18,602
2.756% due 02/25/2036 ^•		14,119	10,867
2.776% due 05/25/2046 ^•		1,602	1,382
2.806% due 04/25/2037 •		5,956	4,663
2.836% due 03/25/2037 •		215	65
2.866% due 01/25/2037 ^•		1,190	914
2.906% due 06/25/2036 •		337	258
2.915% due 08/25/2035 •		5,585	4,965
3.026% due 12/25/2045 •		22,202	17,901
3.066% due 12/25/2045 •		577	496
3.106% due 08/25/2036 •		8,881	6,942
3.157% due 01/25/2046 ^•		20,343	18,760
3.206% due 11/25/2035 •		6,117	5,023
3.405% due 11/25/2037 ~		14,212	12,717
3.517% due 09/25/2045 •		735	689
4.144% due 08/25/2035 ^~		713	462
4.501% due 07/25/2035 ~		10,948	9,094
4.564% due 07/25/2035 ~		5,391	4,237
4.745% due 12/25/2035 ^~		9,934	8,983
5.000% due 09/25/2019		14	14
5.008% due 12/26/2034 ^~		196	125
5.011% due 07/25/2035 ~		41	32
5.500% due 04/25/2035		7,967	7,764
5.500% due 08/25/2035 ^		46	44
5.500% due 06/25/2037		7,246	6,335
5.750% due 12/25/2021 ^		146	139
6.000% due 08/25/2035 ^		818	753
6.000% due 10/25/2035 ^		10,727	7,583
6.000% due 12/25/2035 ^		3,832	3,682
6.000% due 08/25/2036 ^		25,377	22,972
6.000% due 09/25/2036		4,677	4,113
6.000% due 01/25/2037		168	155
6.000% due 02/25/2037 ^		17,311	15,498
6.000% due 03/25/2037 ^		14,518	13,197
6.000% due 05/25/2037 ^		1,918	1,730
6.000% due 05/25/2037		13,409	12,099
6.000% due 06/25/2037 ^		27,542	24,757
6.500% due 08/25/2036		33,109	29,959
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		111	119
7.500% due 12/25/2031		50	50
7.500% due 05/25/2032		46	46
7.500% due 07/25/2032		587	443
Residential Asset Securitization Trust
2.856% due 06/25/2036 •		7,239	2,603
3.206% due 07/25/2036 •		7,636	6,621
4.750% due 02/25/2019		3	3
5.500% due 07/25/2035		1,331	1,124
5.500% due 09/25/2035 ^		28,578	23,540
6.000% due 11/25/2036 ^		7,226	4,516
6.000% due 01/25/2037 ^		4,150	2,578
6.000% due 03/25/2037 ^		8,455	5,348
6.000% due 04/25/2037		855	736
6.000% due 08/25/2037		815	633
6.250% due 11/25/2036 ^		13,284	8,546
6.500% due 09/25/2036		4,229	2,928
6.500% due 04/25/2037 ^		21,208	10,657
Residential Funding Mortgage Securities, Inc. Trust
4.003% due 09/25/2035 ~		764	692
4.133% due 08/25/2035 ^~		3,482	2,646
4.886% due 04/25/2037 ~		1,909	1,779
4.926% due 09/25/2036 ^~		153	146
5.082% due 10/25/2037 ^~		10,127	8,255
5.250% due 01/25/2036 ^		104	96
5.358% due 07/27/2037 ^~		193	165
5.500% due 03/25/2037 ^		4,421	3,865
5.516% due 10/25/2037 ^~		8,792	7,319
6.000% due 04/25/2037 ^		3,893	3,598
6.000% due 04/25/2037 ^•		204	192
6.000% due 10/25/2037 ^		798	664
6.500% due 03/25/2032		44	45
Residential Mortgage Securities PLC
3.135% due 02/14/2041 •	GBP	1,535	1,976
Resloc UK PLC
0.000% due 12/15/2043 •	EUR	7,010	7,580
Ripon Mortgages PLC
1.689% due 08/20/2056 •	GBP	480,842	610,071
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,802	1,927
1.050% due 06/12/2044 •	GBP	16,251	19,322

1.073% due 06/12/2044 •		8,416	9,985
2.926% due 06/12/2044 •		$3,029	2,850
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,329	33,336
0.281% due 09/28/2055 •		997,072	1,142,392
0.431% due 09/28/2055 •		72,544	82,104
0.681% due 09/28/2055 •		49,462	55,642
1.000% due 09/28/2055 ~		18,402	3,020
1.181% due 09/28/2055 •		29,677	33,454
1.931% due 09/28/2055 •		49,461	53,731
Sequoia Mortgage Trust
2.820% due 07/20/2033 •		$80	77
3.090% due 08/20/2034 •		716	707
3.130% due 06/20/2033 •		386	387
3.220% due 05/20/2034 •		1,915	1,880
3.230% due 10/20/2027 •		4	4
3.230% due 04/20/2033 •		90	88
3.270% due 10/20/2027 •		55	53
3.314% due 04/20/2033 •		585	580
3.354% due 11/20/2034 •		214	212
3.469% due 08/20/2047 ~		9,023	7,847
3.755% due 07/20/2037 ^~		8,910	7,748
3.875% due 02/20/2047 ~		354	329
3.931% due 07/20/2037 ~		1,359	1,177
3.931% due 09/20/2046 ^~		600	492
4.083% due 09/20/2046 ^~		4,055	3,532
Slate PLC
1.000% due 01/24/2051 (g)	GBP	100	47,345
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M) due 09/25/2034 ~		$293	273
3.656% due 12/25/2037 ^•		8,359	7,269
3.667% due 02/25/2036 ^~		4,077	3,833
3.683% due 05/25/2036 ^~		5,982	5,037
3.910% due 11/25/2035 ^~		129	121
3.922% due 09/25/2036 ^~		15,897	12,181
3.946% due 05/25/2036 ^~		7,810	6,658
3.959% due 01/25/2036 ^~		5,091	3,787
4.033% due 03/25/2036 ^~		1,494	1,334
4.043% due 09/25/2036 ^~		17,017	16,632
4.056% due 05/25/2035 ~		34	30
4.089% due 04/25/2035 ~		84	82
4.113% due 03/25/2035 ~		9,205	7,947
4.141% due 12/25/2034 ~		49	47
4.168% due 02/25/2036 ^~		7,464	6,023
4.191% due 11/25/2035 ~		426	378
4.198% due 07/25/2035 ^~		3,937	3,640
4.203% due 10/25/2035 ^~		3,917	3,640
4.209% due 08/25/2035 ~		1,605	1,599
4.213% due 07/25/2037 ^~		46	39
4.217% due 01/25/2037 ^~		6,238	5,555
4.238% due 04/25/2034 ~		8	8
4.256% due 09/25/2036 ^~		4,071	3,676
4.293% due 10/25/2034 ~		141	142
4.298% due 12/25/2035 ~		315	301
4.348% due 03/25/2035 ~		1,017	1,015
4.359% due 05/25/2035 ~		6,690	6,148
4.370% due 09/25/2035 ~		4,242	3,800
4.385% due 10/25/2037 ^•		5,668	5,094
4.406% due 08/25/2034 ~		19	18
4.413% due 12/25/2034 ~		1,193	1,177
4.477% due 09/25/2034 ~		111	112
4.483% due 05/25/2036 ^~		191	182
4.629% due 11/25/2035 ^~		1,061	1,001
Structured Asset Mortgage Investments Trust
2.626% due 08/25/2036 •		12,845	11,777
2.686% due 01/25/2037 •		3,968	3,772
2.686% due 07/25/2046 •		13,295	12,310
2.696% due 06/25/2036 •		8,461	8,362
2.696% due 07/25/2046 ^•		10,450	8,344
2.706% due 05/25/2036 •		14,587	13,416
2.706% due 10/25/2036 •		6,491	5,871
2.716% due 04/25/2036 •		30,465	28,325
2.716% due 05/25/2036 •		302	277
2.716% due 08/25/2036 ^•		14,587	13,482
2.716% due 05/25/2046 •		194	165
2.716% due 09/25/2047 ^•		23,986	23,644
2.720% due 07/19/2035 •		2,313	2,255
2.726% due 09/25/2047 •		20,976	19,827
2.736% due 02/25/2036 ^•		55,822	53,581
2.736% due 02/25/2036 •		11,160	9,922
2.736% due 07/25/2036 ^•		29	15
2.786% due 02/25/2036 ^•		20,140	19,070
2.806% due 08/25/2036 ^•		6,221	5,106
2.966% due 05/25/2045 •		1,362	1,329
3.056% due 09/25/2047 ^•		30,848	26,966
3.150% due 05/19/2035 •		1,334	1,309

3.281% due 05/25/2047 ^~		42,652	38,204
3.356% due 05/25/2047 •		4,213	3,541
3.616% due 05/25/2045 ^~		136	108
4.354% due 02/19/2035 ~		4	4
Structured Asset Securities Corp.
2.856% due 03/25/2035 •		4,212	3,930
2.856% due 04/25/2035 •		386	364
4.368% due 12/25/2033 ~		701	695
Structured Asset Securities Corp. Mortgage Loan Trust
3.106% due 10/25/2027 •		275	272
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.199% due 03/25/2033 ~		146	146
4.275% due 11/25/2033 ~		91	91
4.293% due 01/25/2034 ~		174	174
4.343% due 09/25/2033 ~		288	290
4.499% due 07/25/2033 ~		390	391
4.653% due 11/25/2033 ~		317	316
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		2,944	2,966
5.750% due 08/25/2035		4,662	4,573
Suntrust Adjustable Rate Mortgage Loan Trust
3.881% due 04/25/2037 ^~		2,263	1,846
4.158% due 02/25/2037 ^~		7,300	6,543
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •	EUR	114	130
0.000% due 06/22/2045 •		446	502
3.190% due 03/22/2036 •		1,200	1,369
Terwin Mortgage Trust
2.786% due 10/25/2037 •		$35,313	12,220
Theatre Hospitals PLC
3.813% due 10/15/2031 •	GBP	62,515	74,352
Thornburg Mortgage Securities Trust
3.046% due 03/25/2044 •		$120	114
3.870% due 10/25/2043 ~		281	276
4.022% due 12/25/2044 ~		48	47
4.323% due 06/25/2047 •		8,012	7,322
Towd Point Mortgage Funding PLC
2.089% due 02/20/2054 •	GBP	4,141	5,284
Trinity Square PLC
1.963% due 07/15/2051 •		18,951	24,169
UBS Commercial Mortgage Trust
2.068% due 05/10/2045 ~(a)		$153,952	8,391
UBS-Barclays Commercial Mortgage Trust
1.130% due 04/10/2046 ~(a)		76,705	3,033
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	10,600	11,412
1.005% due 10/10/2040 •	GBP	31,600	37,825
Wachovia Mortgage Loan Trust LLC
4.277% due 03/20/2037 ^~		$80	73
4.292% due 08/20/2035 ^~		1,394	1,257
4.432% due 05/20/2036 ~		150	147
4.533% due 10/20/2035 ^~		953	934
4.677% due 10/20/2035 ~		1,231	1,144
4.690% due 10/20/2035 ~		195	200
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 07/25/2046 •		11,137	10,904
2.766% due 11/25/2045 •		787	781
2.776% due 12/25/2045 •		3,341	3,323
2.796% due 12/25/2045 •		6,239	6,172
2.836% due 01/25/2045 •		7,923	7,884
2.856% due 01/25/2045 •		134	134
2.857% due 02/25/2047 ^•		29,225	27,499
2.873% due 12/25/2046 ^•		17,042	15,801
2.887% due 01/25/2047 •		1,743	1,750
2.897% due 01/25/2047 ^•		7,471	7,055
2.907% due 06/25/2047 •		6,789	6,516
2.917% due 04/25/2047 •		4,912	4,849
2.946% due 07/25/2044 •		9,174	9,133
2.966% due 04/25/2045 •		8,682	8,703
2.993% due 05/25/2046 •		9,990	10,009
2.997% due 11/25/2046 •		15,813	14,471
3.030% due 01/25/2037 ^~		11,989	11,000
3.037% due 10/25/2046 ^•		55,798	52,362
3.044% due 01/25/2037 ^~		5,007	4,673
3.086% due 07/25/2045 •		2,406	2,384
3.117% due 09/25/2046 •		9,648	8,745
3.137% due 06/25/2046 •		1,170	1,136
3.137% due 07/25/2046 •		16,074	14,092
3.147% due 06/25/2046 •		2,918	2,819
3.186% due 01/25/2045 •		4,890	4,843
3.229% due 01/25/2037 ^~		6,873	6,250
3.246% due 11/25/2034 •		2,644	2,614
3.286% due 10/25/2044 •		1,949	1,954
3.286% due 10/25/2045 •		2,052	2,149
3.306% due 10/25/2044 •		2,527	2,512
3.319% due 10/25/2036 ^~		1,615	1,489

3.320% due 03/25/2037 ^~		34,404	31,740
3.357% due 11/25/2042 •		262	251
3.386% due 11/25/2034 •		53	52
3.386% due 05/25/2037 ^~		12,614	10,522
3.444% due 10/25/2036 ^~		388	359
3.474% due 02/25/2037 ^~		17,502	17,085
3.485% due 02/25/2037 ^~		3,877	3,590
3.513% due 03/25/2036 ~		4,401	4,281
3.525% due 06/25/2037 ^~		7,335	6,771
3.557% due 08/25/2042 •		126	124
3.570% due 03/25/2037 ^~		17,405	16,716
3.574% due 04/25/2037 ^~		22,417	21,459
3.591% due 06/25/2037 ^~		2,956	2,763
3.599% due 01/25/2036 ^~		485	467
3.600% due 02/25/2037 ^~		16,976	16,409
3.634% due 05/25/2037 ^~		1,756	1,659
3.645% due 12/25/2036 ^~		5,647	5,533
3.657% due 09/25/2036 ^~		10,404	9,610
3.667% due 11/25/2036 ^~		4,062	3,846
3.667% due 02/25/2037 ^~		27,678	27,088
3.672% due 03/25/2035 ~		1,863	1,837
3.701% due 08/25/2036 ^~		19,780	18,454
3.708% due 11/25/2036 ^~		1,314	1,272
3.756% due 07/25/2037 ^~		17,253	15,737
3.793% due 02/25/2033 ~		471	473
3.849% due 01/25/2036 ~		1,573	1,567
3.860% due 12/25/2036 ^~		86	79
3.877% due 08/25/2046 ^~		107	101
3.898% due 07/25/2037 ^~		3,155	2,908
3.903% due 01/25/2036 ~		4,424	4,118
3.918% due 08/25/2035 ~		34	32
4.038% due 10/25/2035 ~		4,189	4,136
4.126% due 09/25/2035 ~		521	521
4.180% due 08/25/2034 ~		940	954
4.215% due 12/25/2035 ~		16,235	16,066
4.314% due 01/25/2035 ~		2,510	2,570
WaMu Mortgage-Backed Pass-Through Certificates
3.294% due 12/19/2039 ~		120	120
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	200	175,503
0.000% due 12/21/2049 (g)		7	36,474
1.710% due 12/21/2049 •		456,153	577,158
2.410% due 09/21/2049 •		89,031	114,050
2.410% due 12/21/2049 •		46,014	58,319
2.910% due 12/21/2049 •		23,010	29,220
3.410% due 09/21/2049 •		50,900	64,689
3.410% due 12/21/2049 •		13,146	16,664
3.910% due 12/21/2049 •		13,146	16,543
Washington Mutual Mortgage Pass-Through Certificates Trust
2.696% due 07/25/2046 •		$419	365
2.736% due 12/25/2036 •		7,207	6,431
2.766% due 12/25/2035 •		548	518
2.857% due 01/25/2047 •		29,387	24,012
2.857% due 04/25/2047 •		7,142	5,948
2.877% due 12/25/2046 •		8,809	7,626
2.906% due 07/25/2035 •		1,680	1,502
2.927% due 04/25/2047 •		10,059	7,463
3.007% due 10/25/2046 ^•		18,870	16,419
3.077% due 09/25/2046 ^•		26,061	22,006
3.097% due 04/25/2046 •		41,552	37,989
3.106% due 03/25/2036 ^•		1,932	1,752
3.127% due 05/25/2046 ^•		4,672	3,929
3.725% due 06/25/2033 ~		134	136
3.956% due 09/25/2035 ^•		1,416	1,241
4.376% due 09/25/2036 ^Ø		36,618	17,099
4.506% due 10/25/2036 ^Ø		75	44
4.747% due 10/25/2036 ^Ø		7,303	3,361
5.500% due 06/25/2035		2,836	2,716
5.500% due 08/25/2035		83	80
5.500% due 11/25/2035 ^		669	582
5.750% due 11/25/2035 ^		970	869
6.000% due 11/25/2035 ^		3,517	3,514
6.000% due 04/25/2036 ^		4,064	3,670
6.000% due 07/25/2036 Ø		1,778	685
6.000% due 04/25/2037		13,775	13,270
6.221% due 07/25/2036 ^Ø		27,208	10,472
6.449% due 07/25/2036 ^Ø		2,475	952
6.500% due 11/25/2035 ^		1,142	886
6.500% due 03/25/2036		17,914	14,677
6.500% due 05/25/2036 ^Ø		6,139	5,298
6.500% due 08/25/2036 ^		33,452	25,272
7.500% due 04/25/2033		17	18
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		1,067	1,037
Wells Fargo Commercial Mortgage Trust
1.249% due 11/15/2043 ~(a)		82,559	1,382

1.696% due 10/15/2049 ~(a)	313,723	29,531
3.186% (LIBOR01M + 0.731%) due 12/15/2036 ~	26,400	26,199
3.324% due 01/15/2059	15,000	15,023
3.487% due 11/15/2048	5,000	5,063
4.612% LIBOR01M + 2.157%) due 12/15/2036 ~	5,000	4,948
Wells Fargo Mortgage Loan Trust
2.495% due 09/27/2047 •	40,413	37,236
4.115% due 12/27/2046 ~	21,321	15,430
Wells Fargo Mortgage-Backed Securities Trust
2.806% due 04/25/2037 ^•	391	358
4.048% due 03/25/2036 ^~	3,410	3,402
4.093% due 02/25/2035 ~	303	311
4.127% due 03/25/2035 ~	17,521	17,778
4.158% due 04/25/2037 ^~	358	350
4.209% due 04/25/2036 ~	2,567	2,506
4.252% due 04/25/2035 ~	442	447
4.309% due 07/25/2036 ^~	26,904	26,329
4.334% due 05/25/2036 ^~	3,101	3,177
4.338% due 03/25/2035 ~	12	12
4.422% due 06/25/2034 ~	206	210
4.422% due 03/25/2035 ~	85	86
4.424% due 06/25/2035 ~	120	124
4.428% due 06/25/2035 ~	158	163
4.434% due 07/25/2036 ^~	776	776
4.438% due 06/26/2035 ~	883	893
4.445% due 05/25/2035 ~	288	290
4.476% due 10/25/2035 ~	376	380
4.482% due 12/25/2034 ~	38	39
4.505% due 08/25/2033 ~	42	43
4.521% due 08/25/2036 ^~	927	896
4.545% due 07/25/2034 ~	161	166
4.551% due 10/25/2034 ~	7	7
4.569% due 10/25/2034 ~	72	72
4.607% due 03/25/2036 ~	950	967
4.620% due 04/25/2036 ^~	183	183
4.639% due 09/25/2034 ~	77	79
4.649% due 03/25/2036 ^~	585	568
4.662% due 04/25/2036 ^~	456	455
4.686% due 03/25/2036 ~	61	61
4.730% due 09/25/2034 ~	41	43
4.748% due 10/25/2036 ^~	1,093	1,100
4.766% due 07/25/2034 ~	81	83
4.789% due 11/25/2037 ^~	77	74
4.918% due 11/25/2034 ~	216	222
5.500% due 08/25/2035	26	27
5.500% due 11/25/2035	12,114	12,143
5.500% due 03/25/2036	367	355
5.500% due 04/25/2036	111	108
5.500% due 09/25/2037	240	239
5.750% due 03/25/2037 ^	1,157	1,113
6.000% due 06/25/2036 ^	736	717
6.000% due 07/25/2036 ^	96	96
6.000% due 08/25/2036 ^	829	813
6.000% due 09/25/2036 ^	63	60
6.000% due 11/25/2036 ^	247	244
6.000% due 04/25/2037 ^	143	140
6.000% due 06/25/2037 ^	1,614	1,597
6.000% due 07/25/2037 ^	2,349	2,312
6.000% due 08/25/2037 ^	160	156
6.000% due 08/25/2037	5	4
6.000% due 11/25/2037 ^	108	107
12.495% due 03/25/2036 •	98	112
Wells Fargo-RBS Commercial Mortgage Trust
0.434% due 03/15/2047 ~(a)	83,202	1,896
1.299% due 03/15/2047 ~(a)	91,597	4,262
2.078% due 04/15/2045 ~(a)	69,077	3,418
3.245% due 12/15/2045 •	38,522	38,690

Total Non-Agency Mortgage-Backed Securities (Cost $32,430,247)		33,158,109

ASSET-BACKED SECURITIES 24.1%
Aames Mortgage Investment Trust
3.515% due 06/25/2035 •	10,740	10,463
4.040% due 01/25/2035 ^•	136	137
AASET Trust
3.967% due 05/16/2042	9,639	9,627
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	15,344	16,934
Academic Loan Funding Trust
3.306% due 12/26/2044 •	3,535	3,525
Accredited Mortgage Loan Trust
2.726% due 02/25/2037 •	25,211	23,348
2.903% due 09/25/2035 •	7,220	6,948
3.106% due 04/25/2034 •	796	778
3.106% due 07/25/2034 •	6,440	6,381

3.211% due 04/25/2035 •	2,495	2,502
5.210% due 01/25/2034 Ø	2,089	2,146
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	213	109
2.596% due 07/25/2036 ^•	1,724	637
2.626% due 12/25/2036 •	10,628	5,432
2.636% due 12/25/2036 •	139,741	86,471
2.646% due 07/25/2036 •	80,498	68,290
2.646% due 12/25/2036 •	22,022	14,154
2.656% due 04/25/2036 •	20,097	19,665
2.656% due 07/25/2036 ^•	10,846	4,041
2.656% due 07/25/2036 •	31,245	13,356
2.696% due 02/25/2036 •	45,793	45,063
2.746% due 07/25/2036 •	13,978	6,099
2.776% due 08/25/2036 •	14,237	12,181
3.126% due 02/25/2036 ^•	2,940	2,759
3.166% due 11/25/2035 •	4,002	4,011
3.206% due 08/25/2045 •	4,009	3,938
3.271% due 08/25/2035 •	4,746	4,727
3.306% due 02/25/2034 •	143	144
3.361% due 07/25/2035 •	2,161	2,170
3.406% due 09/25/2033 •	2,062	2,052
3.481% due 06/25/2034 •	10,921	10,976
3.481% due 07/25/2035 •	18,000	18,138
3.496% due 06/25/2035 •	3,246	3,289
3.511% due 07/25/2035 •	17,500	17,405
3.556% due 12/25/2033 •	1,642	1,626
Aegis Asset-Backed Securities Trust
2.746% due 01/25/2037 •	10,523	8,318
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.556% due 01/25/2034 •	588	555
AFC Home Equity Loan Trust
3.106% due 09/27/2027 •	102	100
3.156% due 09/22/2028 •	238	231
3.386% due 02/25/2029 •	353	332
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (g)	5,112	4,558
2.756% due 07/15/2037 •	19,503	18,128
2.836% due 07/15/2037 •	27,000	22,612
3.104% due 12/23/2037 •	10,840	10,136
3.114% due 07/23/2035 •	22,952	22,482
3.144% due 09/23/2037 •	13,928	12,598
3.154% due 12/23/2036 •	28,186	26,199
3.164% due 09/23/2036 •	34,928	32,291
3.184% due 06/23/2036 •	22,998	21,376
3.186% due 05/01/2034 •	5,763	5,616
3.220% due 07/30/2034 •	7,000	6,423
3.224% due 07/23/2035 •	3,520	3,483
3.224% due 09/23/2037 •	2,255	1,866
3.274% due 06/23/2036 •	27,500	23,169
3.274% due 12/23/2036 •	7,500	6,319
3.294% due 12/23/2035 •	20,821	17,646
3.324% due 09/23/2036 •	12,000	10,230
3.344% due 07/23/2035 •	15,152	13,675
3.424% due 03/23/2035 •	5,000	4,338
3.474% due 12/23/2034 •	4,750	4,263
3.574% due 09/23/2038 •	64,532	60,628
3.774% due 09/23/2038 •	10,000	8,075
Allegro CLO Ltd.
3.740% due 01/30/2026 •	22,753	22,762
Ameriquest Mortgage Securities Trust
2.606% due 10/25/2036 •	9,367	3,967
2.746% due 10/25/2036 •	23,389	10,025
2.876% due 04/25/2036 •	13,000	12,356
Ameriquest Mortgage Securities, Inc. Asset-Backed Certificates
3.206% due 11/25/2033 •	82	81
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.936% due 01/25/2036 •	15,183	15,212
2.956% due 01/25/2036 •	5,798	5,802
3.086% due 01/25/2036 •	14,093	13,315
3.106% due 08/25/2035 •	263	264
3.156% due 08/25/2035 •	12,300	12,402
3.226% due 03/25/2035 •	1,215	1,219
3.301% due 03/25/2035 •	9,000	9,026
3.305% due 11/25/2034 •	16,732	16,869
3.376% due 07/25/2034 •	164	164
3.421% due 01/25/2035 •	1,189	1,186
3.481% due 05/25/2035 •	3,800	3,771
3.526% due 08/25/2034 •	16,732	16,718
3.526% due 10/25/2034 •	3,800	3,827
3.541% due 12/25/2033 •	391	389
3.656% due 08/25/2035 •	14,800	12,665
3.676% due 03/25/2035 •	1,500	1,360
4.225% due 07/25/2033 Ø	2,462	2,384
4.231% due 05/25/2034 •	11,176	11,214
5.140% due 10/25/2033 Ø	30	30

5.881% due 11/25/2032 ^•		2,502	2,562
6.031% due 11/25/2032 ^•		18	1
7.756% due 02/25/2033 •		2,412	2,161
Arbour CLO DAC
0.850% due 07/15/2027 •	EUR	95,200	109,001
Argent Securities Trust
2.596% due 07/25/2036 •		$6,017	2,228
2.616% due 09/25/2036 •		8,158	3,304
2.656% due 07/25/2036 •		137,111	93,160
2.681% due 04/25/2036 •		26,635	16,797
2.686% due 04/25/2036 •		7,915	3,223
2.696% due 03/25/2036 •		33	29
2.746% due 06/25/2036 •		6,590	2,368
2.746% due 07/25/2036 •		6,403	2,423
2.746% due 09/25/2036 •		5,097	2,086
2.776% due 05/25/2036 •		18,811	6,688
2.786% due 04/25/2036 •		7,871	3,265
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.996% due 10/25/2035 •		8,000	7,951
3.215% due 10/25/2034 •		3,769	3,732
3.541% due 01/25/2034 •		2,465	2,462
Asset-Backed Funding Certificates Trust
2.616% due 01/25/2037 •		15,204	9,692
2.636% due 01/25/2037 •		65,538	47,030
2.646% due 10/25/2036 •		50,976	45,645
2.646% due 11/25/2036 •		8,659	5,797
2.656% due 09/25/2036 •		17,510	17,084
2.666% due 11/25/2036 •		18,394	10,643
2.666% due 01/25/2037 •		85,339	54,754
2.726% due 01/25/2037 •		50,988	32,967
2.756% due 11/25/2036 •		3,713	2,160
2.786% due 09/25/2036 ^•		26,380	14,177
3.166% due 03/25/2035 •		5,213	5,166
3.181% due 06/25/2035 •		6,969	6,990
3.481% due 06/25/2035 •		11,635	9,580
3.506% due 06/25/2037 •		3,924	3,340
3.631% due 12/25/2032 •		1,155	1,168
Asset-Backed Securities Corp. Home Equity Loan Trust
2.646% due 07/25/2036 •		2,391	2,340
2.656% due 12/25/2036 •		7,027	6,847
2.666% due 05/25/2036 •		2,444	2,424
2.756% due 03/25/2036 •		10,132	7,592
2.926% due 01/25/2036 •		9,904	6,121
3.406% due 06/25/2035 •		15,798	15,697
3.430% due 12/15/2033 •		4,884	4,893
3.451% due 04/25/2035 •		1,369	1,372
3.451% due 05/25/2035 •		10,054	10,114
4.105% due 03/15/2032 •		314	319
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	49,200	56,125
Babson CLO Ltd.
3.619% due 07/20/2025 •		$11,543	11,544
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~		5,000	3,281
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	45,400	51,584
1.050% due 07/27/2030		4,400	5,034
Bayview Financial Acquisition Trust
2.856% due 05/28/2037 •		$7,419	7,003
Bayview Financial Asset Trust
2.956% due 03/25/2037 •		7,542	6,976
3.306% due 03/25/2037 •		3,919	3,783
3.406% due 03/25/2037 •		4,100	3,970
3.656% due 03/25/2037 •		2,228	2,180
4.006% due 03/25/2037 «•		2,063	1,976
Bayview Financial Mortgage Pass-Through Trust
3.376% due 04/28/2036 •		4,574	4,227
Bayview Financial Revolving Asset Trust
3.436% due 12/28/2040 •		3,939	3,825
Bayview Opportunity Master Fund Trust
4.213% due 10/29/2033 Ø		4,634	4,649
Bear Stearns Asset-Backed Securities Trust
2.222% due 09/25/2034 •		114	110
2.616% due 04/25/2031 •		4,296	6,062
2.646% due 10/25/2036 •		3,755	3,741
2.646% due 04/25/2037 •		10,712	11,438
2.656% due 06/25/2036 •		13,468	13,327
2.656% due 11/25/2036 •		2,595	2,530
2.676% due 10/25/2036 •		6,010	5,862
2.676% due 12/25/2036 ^•		9,362	9,746
2.686% due 06/25/2047 •		4,955	4,963
2.696% due 05/25/2037 •		2,811	3,151
2.726% due 06/25/2047 •		16,650	16,581
2.736% due 04/25/2036 •		15,142	18,704
2.746% due 06/25/2047 •		13,400	13,171
2.786% due 04/25/2036 •		1,842	1,847

2.806% due 06/25/2036 •	8,700	8,076
2.806% due 02/25/2037 •	20,612	14,991
2.826% due 01/25/2047 •	1,392	1,392
2.846% due 05/25/2036 ^•	3,929	4,679
2.856% due 05/25/2037 ^•	14,060	10,481
2.886% due 04/25/2036 •	7,925	9,272
2.886% due 01/25/2037 •	7,766	7,475
2.906% due 09/25/2046 •	5,896	5,695
2.926% due 12/25/2035 •	7,324	7,341
2.936% due 12/25/2035 •	6,836	6,778
2.946% due 12/25/2035 ^•	3,400	3,339
2.956% due 12/25/2035 •	10,821	9,593
2.956% due 08/25/2036 •	8,854	8,650
2.956% due 01/25/2047 •	23,349	22,468
2.990% due 11/25/2035 ^•	8,469	8,467
2.996% due 07/25/2035 •	25	25
2.996% due 06/25/2036 •	375	376
3.026% due 12/25/2035 •	22,915	22,418
3.046% due 05/25/2036 •	8,645	6,776
3.166% due 10/25/2032 •	15	15
3.186% due 10/25/2035 •	25,378	24,773
3.206% due 11/25/2035 ^•	34,444	27,814
3.207% due 07/25/2036 •	1,098	939
3.226% due 07/25/2035 •	2,445	2,462
3.290% due 02/25/2034 •	1,013	1,013
3.306% due 10/27/2032 •	77	74
3.376% due 02/25/2036 •	5,785	5,336
3.456% due 10/25/2037 •	15,178	14,691
3.481% due 08/25/2035 •	3,214	3,213
3.506% due 10/25/2037 •	27,094	26,416
3.506% due 11/25/2042 •	1,244	1,244
3.511% due 06/25/2035 •	20,997	21,004
3.586% due 06/25/2035 •	7,500	7,186
3.606% due 10/25/2033 •	125	123
3.631% due 02/25/2035 •	2,302	2,312
3.665% due 01/25/2036 •	4,485	4,207
3.676% due 10/25/2036 ~	123	103
4.006% due 04/25/2036 •	8,942	7,886
4.190% due 08/25/2034 •	837	833
4.256% due 09/25/2035 •	14,750	14,186
5.500% due 08/25/2035 ~	6,153	5,403
5.500% due 08/25/2036	1,562	1,562
5.750% due 10/25/2033 Ø	281	289
6.000% due 06/25/2034 Ø	398	397
6.000% due 10/25/2035 Ø	9,087	8,386
6.000% due 08/25/2036	6,767	5,907
6.250% due 12/25/2036 Ø	13,142	11,131
6.500% due 08/25/2036 ^	3,593	2,342
Benefit Street Partners CLO Ltd.
3.225% due 07/18/2027 •	21,000	20,822
BFNS LLC
3.994% due 01/25/2029 •	10,000	9,832
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	1,088	1,127
6.530% due 10/15/2028 ~	1,536	1,591
6.805% due 12/15/2030 ~	75	76
6.975% due 12/15/2029 ~	8,918	2,968
7.180% due 12/15/2029 ~	22,628	7,748
7.935% due 12/15/2030 ~	10,000	10,364
Buckingham CDO Ltd.
2.629% due 04/05/2041 •	680,792	108,927
2.629% due 09/05/2051 •	1,003,036	85,692
Business Jet Securities LLC
4.447% due 06/15/2033	28,027	28,348
Camber PLC
2.801% due 11/09/2053 •	183,696	9,589
Carrington Mortgage Loan Trust
2.656% due 04/25/2036 ^•	76,274	73,669
2.726% due 01/25/2037 •	17,797	13,864
2.756% due 10/25/2036 •	8,073	6,046
2.766% due 02/25/2037 •	14,000	13,083
2.926% due 02/25/2037 •	8,317	6,245
2.976% due 12/25/2035 •	11,717	11,685
CDC Mortgage Capital Trust
3.421% due 11/25/2034 •	108	107
Cent CLO Ltd.
3.839% due 10/29/2025 •	9,774	9,785
Centex Home Equity Loan Trust
2.826% due 06/25/2036 •	31,200	29,687
3.126% due 09/25/2034 •	734	729
Chase Funding Trust
3.006% due 05/25/2032 •	116	114
3.106% due 07/25/2033 •	9	8
CHEC Loan Trust
3.146% due 06/25/2034 •	243	241

CIT Group Home Equity Loan Trust
3.481% due 12/25/2031 •	177	176
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	66,223	67,092
3.956% due 10/25/2037 ^•	525	530
4.006% due 10/25/2037 •	30,000	29,793
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	2,064	1,573
2.586% due 01/25/2037 •	17,834	12,607
2.606% due 12/25/2036 •	4,704	3,202
2.646% due 12/25/2036 •	2,619	2,599
2.666% due 09/25/2036 •	7,261	6,074
2.666% due 12/25/2036 •	9,543	6,575
2.676% due 05/25/2037 •	53,687	44,560
2.686% due 01/25/2037 •	106,538	76,226
2.696% due 05/25/2037 •	47,223	35,761
2.716% due 12/25/2036 •	8,241	7,863
2.756% due 12/25/2036 ^•	14,644	11,789
2.756% due 01/25/2037 •	34,684	25,017
2.766% due 03/25/2036 •	6,148	5,227
2.776% due 05/25/2037 •	25,635	21,346
2.956% due 03/25/2037 •	21,391	20,644
3.106% due 12/25/2035 ^•	29,842	28,648
3.211% due 01/25/2036 •	7,204	7,005
4.569% due 10/25/2037 Ø	31,800	32,866
5.985% due 05/25/2036 Ø	15,727	8,943
Citigroup Mortgage Loan Trust, Inc.
2.766% due 03/25/2037 •	36,250	32,740
2.786% due 11/25/2036 •	20,842	20,655
2.796% due 10/25/2036 •	2,355	2,353
2.806% due 10/25/2036 •	15,436	15,005
2.916% due 10/25/2035 •	12,225	12,232
3.226% due 09/25/2035 ^•	4,504	4,520
3.556% due 02/25/2035 •	932	885
5.249% due 08/25/2035 Ø	44	44
Colony American Finance Ltd.
2.554% due 11/15/2048	18,217	17,763
Conseco Finance Corp.
6.280% due 09/01/2030	18,183	19,352
6.320% due 07/01/2030	8,001	8,303
6.440% due 12/01/2030	11,599	12,521
6.540% due 04/01/2029	5,215	5,428
6.660% due 06/01/2030 ~	1,964	2,048
6.760% due 03/01/2030 ~	1,333	1,397
6.810% due 12/01/2028 ~	293	299
7.220% due 03/15/2028 ~	5,285	5,403
7.240% due 11/15/2028 ~	5,845	6,201
7.860% due 03/01/2030 ~	15,166	10,934
Conseco Finance Securitizations Corp.
4.399% due 12/01/2033 •	11,456	11,739
6.910% due 05/01/2033 Ø	35,695	39,102
7.360% due 06/01/2030 ~	67,499	43,000
7.360% due 08/01/2032 ~	1,442	1,470
7.424% due 03/01/2033 ~	12,782	13,850
7.490% due 07/01/2031 Ø	33,554	36,333
7.770% due 09/01/2031 Ø	13,946	15,153
7.954% due 12/01/2033 ~	5,107	5,600
7.960% due 05/01/2031	23,391	13,806
7.970% due 05/01/2032	7,187	3,192
8.060% due 09/01/2029 ~	7,329	3,464
8.200% due 05/01/2031	32,566	19,737
8.260% due 12/01/2030 ~	80,206	46,733
8.310% due 05/01/2032 ~	40,884	18,914
8.850% due 12/01/2030 ~	1,838	844
Coronado CDO Ltd.
3.256% due 09/04/2038 •	1,371	1,369
Countrywide Asset-Backed Certificates
2.615% due 07/25/2036 •	712	710
2.646% due 05/25/2035 •	48,823	46,441
2.646% due 03/25/2037 •	30,369	29,920
2.646% due 05/25/2037 •	69,421	66,408
2.646% due 06/25/2037 •	29,077	27,332
2.646% due 07/25/2037 •	89,753	81,137
2.646% due 07/25/2037 ^•	45,772	39,891
2.646% due 08/25/2037 ^•	98,438	92,126
2.646% due 08/25/2037 •	11,096	10,925
2.646% due 04/25/2047 •	32,240	31,191
2.646% due 06/25/2047 •	29,741	27,656
2.656% due 01/25/2037 •	3,734	3,728
2.656% due 05/25/2037 •	10,268	10,151
2.656% due 12/25/2046 •	5,067	5,067
2.656% due 04/25/2047 ^•	9,072	8,690
2.656% due 06/25/2047 ^•	22,712	22,468
2.666% due 12/25/2035 ^•	49,917	49,194
2.666% due 09/25/2036 •	7,601	7,603
2.666% due 03/25/2037 •	9,358	9,290

2.666% due 09/25/2046 ^•	7,815	7,753
2.676% due 05/25/2037 •	1,569	1,562
2.676% due 06/25/2037 •	12,855	12,830
2.676% due 06/25/2047 •	1,577	1,566
2.686% due 06/25/2047 •	39,241	38,547
2.686% due 11/25/2047 ^•	43,643	35,807
2.696% due 11/25/2037 •	25,781	24,515
2.696% due 06/25/2047 •	15,223	15,027
2.706% due 09/25/2037 •	54,961	47,158
2.706% due 06/25/2047 ^•	29,864	26,413
2.706% due 09/25/2047 ^•	52,471	40,962
2.726% due 05/25/2037 •	6,000	5,707
2.726% due 06/25/2037 •	10,000	9,638
2.726% due 09/25/2037 ^•	17,437	14,713
2.726% due 06/25/2047 ^•	40,896	33,363
2.726% due 06/25/2047 •	25,937	24,737
2.726% due 09/25/2047 ^•	19,675	18,110
2.736% due 05/25/2037 •	13,000	12,226
2.736% due 07/25/2037 ^•	46,686	33,566
2.736% due 10/25/2047 •	17,138	16,459
2.746% due 11/25/2036 •	11,924	11,730
2.746% due 03/25/2037 •	24,109	16,337
2.746% due 04/25/2037 •	5,281	4,131
2.746% due 06/25/2037 •	13,106	13,017
2.746% due 12/25/2046 •	32,297	30,893
2.756% due 02/25/2036 •	9,200	8,643
2.756% due 03/25/2036 ^•	10,584	9,867
2.756% due 01/25/2037 •	35,636	34,184
2.756% due 01/25/2046 ^•	35,429	33,477
2.756% due 06/25/2047 •	32,146	29,939
2.756% due 11/25/2047 ^•	19,521	11,475
2.766% due 11/25/2037 •	55,400	51,771
2.796% due 11/25/2036 •	15,200	12,661
2.796% due 06/25/2037 •	15,449	14,981
2.796% due 05/25/2047 •	2,302	2,216
2.806% due 02/25/2037 •	24,010	23,435
2.826% due 10/25/2036 •	2,660	2,543
2.826% due 02/25/2037 ^•	6,000	5,119
2.826% due 05/25/2047 ^•	8,339	5,757
2.836% due 07/25/2036 •	855	805
2.846% due 12/25/2036 ^•	13,410	7,156
2.856% due 03/25/2036 ^•	3,832	3,482
2.876% due 04/25/2036 •	12,000	11,768
2.956% due 03/25/2047 ^•	7,413	5,613
3.006% due 01/25/2036 •	8,000	8,001
3.016% due 02/25/2036 •	18,000	17,828
3.026% due 01/25/2036 •	14,135	14,166
3.166% due 12/25/2035 •	13,300	13,401
3.175% due 05/25/2033 •	151	149
3.206% due 12/25/2033 •	1,413	1,392
3.256% due 05/25/2034 •	1,066	1,064
3.266% due 01/25/2036 •	2,675	2,478
3.306% due 10/25/2035 •	15,625	15,641
3.346% due 10/25/2047 •	31,087	30,639
3.406% due 05/25/2036 •	1,075	1,045
3.481% due 11/25/2034 •	5,008	5,015
3.556% due 07/25/2033 •	1,237	1,234
3.556% due 11/25/2034 •	8,282	8,282
3.571% due 08/25/2035 •	15,226	15,379
3.756% due 12/25/2034 •	2,725	2,743
3.915% due 04/25/2036 ~	6	6
4.081% due 08/25/2034 •	9,918	7,931
4.336% due 12/25/2035 •	6,500	2,895
4.437% due 02/25/2036 ~	261	262
4.700% due 10/25/2046 ^~	4,638	4,512
4.789% due 07/25/2036 ~	251	252
5.834% due 07/25/2034 ~	110	112
Countrywide Asset-Backed Certificates Trust
2.636% due 04/25/2046 •	39,593	37,271
2.646% due 02/25/2037 •	50,681	47,288
2.646% due 03/25/2037 •	55,319	52,866
2.656% due 02/25/2037 •	3,247	3,246
2.656% due 03/25/2047 ^•	19,846	19,399
2.666% due 03/25/2037 •	6,646	6,581
2.666% due 09/25/2046 •	7,650	7,521
2.746% due 02/25/2037 •	20,200	19,705
2.756% due 04/25/2046 ^•	4,476	4,341
2.966% due 05/25/2036 •	15,000	14,750
2.976% due 04/25/2036 •	31,420	31,287
2.996% due 04/25/2036 •	43,050	42,271
3.166% due 08/25/2035 •	17,997	17,887
3.226% due 05/25/2036 •	15,750	13,274
3.286% due 11/25/2034 •	533	533
3.306% due 08/25/2047 •	43,583	43,260
3.361% due 08/25/2034 •	8,295	8,110
3.406% due 11/25/2034 •	485	486

3.511% due 07/25/2034 •		2,615	2,613
3.590% due 04/25/2035 •		2,555	2,582
3.756% due 07/25/2035 •		7,400	7,339
4.681% due 07/25/2034 •		286	278
4.693% due 10/25/2035 ~		80	82
5.050% due 02/25/2036 ~		202	206
5.210% due 03/25/2034 ~		4,769	4,804
5.989% due 10/25/2046 ^~		34	32
Countrywide Asset-Baked Securities Notes Trust
3.506% due 08/25/2047 •		851	841
Credit Suisse First Boston Mortgage Securities Corp.
4.856% due 08/25/2032 •		174	164
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~		1,730,832	1,520,286
1.000% due 02/25/2056 «(g)		456	456
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •		7,776	5,040
2.726% due 07/25/2037 •		7,188	4,692
2.735% due 12/25/2035 •		19,631	17,842
2.846% due 07/25/2037 •		7,610	5,005
3.035% due 01/25/2035 •		7,881	7,780
3.335% due 11/25/2033 •		781	764
3.691% due 12/25/2035 Ø		10,076	9,837
3.791% due 06/25/2035 Ø		84	84
6.780% due 05/25/2035 Ø		3,635	3,632
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •		86	54
2.576% due 01/25/2037 ^•		609	265
2.646% due 10/25/2036 •		21,142	16,241
2.736% due 11/25/2036 •		7,671	4,918
2.756% due 07/25/2036 •		12,000	11,272
3.581% due 01/25/2037 ^Ø		258	119
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		17,700	17,638
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036 Ø		20,871	8,398
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •	EUR	77,300	88,532
CWHEQ Revolving Home Equity Loan Trust
2.685% due 02/15/2036 •		$2,758	2,677
DFC HEL Trust
4.381% due 12/25/2031 •		2,892	2,856
Duchess CLO BV
0.234% due 02/28/2023 •	EUR	1,382	1,583
Duke Funding High Grade Ltd.
2.660% due 08/02/2049 •		$797,050	65,757
2.750% due 08/02/2049 •		292,990	24,611
3.009% due 08/02/2049 •		102,000	1,204
Educational Funding Co. LLC
2.740% due 10/25/2029 •		449	448
Educational Funding Trust
3.557% due 02/15/2050 «		665,327	681,022
Ellington Loan Acquisition Trust
3.556% due 05/25/2037 •		74,309	74,258
EMC Mortgage Loan Trust
3.246% due 05/25/2040 •		68	67
3.446% due 04/25/2042 •		618	611
3.606% due 08/25/2040 •		416	403
3.606% due 11/25/2041 •		28	27
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •		5,071	5,063
Encore Credit Receivables Trust
3.196% due 07/25/2035 •		7,998	7,730
Equifirst Loan Securitization Trust
2.676% due 04/25/2037 •		58,044	55,394
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033 Ø		367	370
FAB UK Ltd.
1.521% due 12/06/2045 •	GBP	7,423	8,995
FBR Securitization Trust
3.196% due 11/25/2035 •		$10,000	9,937
Fieldstone Mortgage Investment Trust
2.435% due 11/25/2036 •		2,234	1,432
2.696% due 05/25/2036 •		40,055	30,683
Finance America Mortgage Loan Trust
3.556% due 09/25/2033 •		190	186
First Franklin Mortgage Loan Asset-Backed Certificates
3.331% due 05/25/2034 •		4,221	4,160
4.216% due 05/25/2034 •		211	200
First Franklin Mortgage Loan Trust
2.646% due 12/25/2036 •		4,269	2,530
2.656% due 05/25/2036 •		4,081	3,803
2.656% due 07/25/2036 •		3,383	3,368
2.656% due 12/25/2036 •		17,387	14,966
2.666% due 12/25/2037 •		31,038	26,904
2.695% due 03/25/2036 •		322	322

2.696% due 02/25/2036 •	22,964	21,350
2.706% due 02/25/2036 •	452	452
2.726% due 01/25/2038 •	439	325
2.796% due 02/25/2036 •	20,000	19,508
2.816% due 09/25/2036 •	20,034	18,007
2.855% due 03/25/2036 •	17,894	12,801
2.866% due 11/25/2035 •	38,116	36,414
2.886% due 02/25/2036 •	22,712	20,295
2.956% due 11/25/2036 •	37,673	37,685
2.976% due 07/25/2035 •	2,820	2,829
3.026% due 06/25/2036 •	16,775	14,493
3.106% due 07/25/2035 •	8,092	8,064
3.166% due 05/25/2036 •	1,041	1,040
3.241% due 12/25/2034 •	2,231	2,273
3.241% due 09/25/2035 •	9,877	9,918
3.286% due 09/25/2035 •	10,778	10,764
3.331% due 06/25/2034 •	10,889	10,731
3.361% due 04/25/2035 •	5,769	5,767
3.376% due 09/25/2034 •	5,610	5,614
3.406% due 01/25/2035 •	2,960	2,978
3.456% due 07/25/2033 •	3,545	3,418
3.481% due 05/25/2035 •	39,529	37,937
3.511% due 09/25/2035 •	12,600	10,175
3.781% due 07/25/2034 •	20,366	20,435
First NLC Trust
3.211% due 12/25/2035 •	5,659	5,694
Flagship CLO Ltd.
3.286% due 01/16/2026 •	12,785	12,738
Flagship Credit Auto Trust
1.930% due 12/15/2021	4,002	3,993
Flatiron CLO Ltd.
3.609% due 01/17/2026 •	18,644	18,631
Fremont Home Loan Trust
2.606% due 08/25/2036 •	5,988	2,662
2.636% due 11/25/2036 •	27,763	12,864
2.641% due 10/25/2036 •	14,103	13,179
2.666% due 08/25/2036 •	39,705	17,773
2.676% due 02/25/2036 •	19,390	18,079
2.676% due 02/25/2037 •	21,072	10,948
2.686% due 04/25/2036 •	1,627	1,307
2.726% due 01/25/2037 •	30,097	17,210
2.746% due 08/25/2036 •	7,282	3,284
2.756% due 05/25/2036 •	7,976	5,240
2.776% due 04/25/2036 •	22,370	13,549
2.956% due 01/25/2036 •	43,992	34,475
3.556% due 11/25/2034 •	6,246	6,255
3.661% due 06/25/2035 •	10,069	7,843
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	3	2
2.636% due 08/25/2036 •	6,008	5,829
Goal Structured Solutions Trust
3.156% due 09/25/2041 •	19,510	19,430
Greenpoint Manufactured Housing
5.940% due 10/14/2031 •	17,218	18,078
5.955% due 11/17/2031 •	13,175	12,956
6.000% due 06/08/2031 •	14,283	14,282
8.300% due 10/15/2026 ~	2,892	3,070
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates
4.504% due 11/22/2031 •	15,260	15,023
GSAA Home Equity Trust
2.566% due 05/25/2036 •	7,714	3,206
2.576% due 03/25/2036 •	29	15
2.626% due 06/25/2036 •	61,583	26,735
2.676% due 10/25/2036 •	51,178	24,401
2.676% due 02/25/2037 •	11,670	5,790
2.686% due 03/25/2036 •	29,300	15,240
2.686% due 05/25/2036 •	22,438	9,859
2.746% due 06/25/2036 •	4,253	2,322
2.776% due 10/25/2035 •	742	738
2.776% due 03/25/2036 •	25,040	17,215
2.826% due 04/25/2047 •	19,417	13,139
2.856% due 08/25/2037 •	14,097	13,214
2.876% due 06/25/2035 •	146	145
2.876% due 10/25/2035 •	15,325	14,939
2.996% due 06/25/2035 •	3,000	2,757
3.036% due 08/25/2035 •	4,304	3,856
5.344% due 09/25/2035 ~	310	266
5.772% due 11/25/2036 ^~	9,918	4,909
6.000% due 11/25/2037 ^	621	521
6.448% due 06/25/2036 Ø	24,783	11,538
GSAA Trust
2.726% due 05/25/2047 •	2,862	2,261
GSAMP Trust
2.576% due 12/25/2036 •	825	486
2.586% due 11/25/2036 •	1,339	796
2.596% due 01/25/2037 •	8,998	5,978

2.646% due 06/25/2036 •		19,168	18,711
2.646% due 08/25/2036 •		29,629	28,485
2.646% due 11/25/2036 •		32,593	19,585
2.656% due 05/25/2046 •		23,555	23,206
2.676% due 12/25/2036 •		6,985	4,206
2.676% due 01/25/2037 •		5,329	5,067
2.686% due 11/25/2035 •		206	37
2.706% due 11/25/2036 •		18,291	11,082
2.746% due 12/25/2035 •		10,010	10,004
2.746% due 06/25/2036 •		5,318	3,552
2.776% due 03/25/2047 •		29,288	26,475
2.806% due 06/25/2036 •		6,836	4,638
2.806% due 10/25/2036 ^•		1,614	139
2.936% due 11/25/2035 •		11,457	11,484
2.956% due 12/25/2035 •		7,502	4,913
3.151% due 11/25/2035 ^•		13,327	9,799
3.181% due 02/25/2035 •		1,617	1,617
3.241% due 07/25/2045 •		2,703	2,706
3.286% due 07/25/2045 •		19,366	19,251
3.656% due 12/25/2034 •		21,257	20,886
3.706% due 10/25/2034 •		1,409	1,409
GSRPM Mortgage Loan Trust
2.806% due 03/25/2035 •		438	436
2.806% due 09/25/2036 •		506	507
Harley Marine Financing LLC
5.682% due 05/15/2043		53,792	38,228
Home Equity Asset Trust
2.691% due 07/25/2037 •		2,209	2,210
2.976% due 01/25/2036 •		5,000	4,691
2.976% due 04/25/2036 •		18,000	17,216
3.206% due 12/25/2033 •		94	92
3.266% due 11/25/2032 •		128	125
3.406% due 11/25/2034 •		728	733
3.706% due 06/25/2032 ^•		2,037	2,018
Home Equity Mortgage Loan Asset-Backed Trust
2.666% due 11/25/2036 •		11,258	8,954
2.696% due 06/25/2036 •		6,668	6,527
2.706% due 07/25/2037 •		19,778	12,514
2.726% due 04/25/2037 •		66,737	53,168
2.746% due 08/25/2036 •		3,115	2,740
2.786% due 06/25/2036 •		8,000	7,301
2.806% due 03/25/2036 •		25,000	22,616
2.826% due 04/25/2037 •		15,738	14,017
2.946% due 03/25/2036 •		5,900	5,544
3.026% due 10/25/2035 •		13,050	11,983
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	2,865	3,285
Hout Bay Corp.
2.629% due 07/05/2041 •		$488,825	143,959
2.829% due 07/05/2041 •		34,165	2,238
2.959% due 07/05/2041 •		4,046	188
HSI Asset Loan Obligation Trust
4.954% due 12/25/2036 Ø		10,906	5,693
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •		2,857	1,393
2.616% due 10/25/2036 •		22,783	11,229
2.646% due 01/25/2037 •		73,137	58,462
2.666% due 03/25/2036 •		5,188	5,154
2.666% due 10/25/2036 •		11,937	5,936
2.666% due 05/25/2037 •		16,298	16,019
2.676% due 12/25/2036 •		33,849	12,301
2.696% due 04/25/2037 •		19,142	10,941
2.746% due 10/25/2036 •		2,659	1,341
2.766% due 04/25/2037 •		7,712	4,451
2.836% due 02/25/2036 •		14,678	13,656
2.856% due 02/25/2036 •		16,250	14,045
2.876% due 01/25/2036 •		5,152	5,141
IMC Home Equity Loan Trust
7.520% due 08/20/2028		41	43
IndyMac Mortgage Loan Trust
2.666% due 07/25/2036 •		34,654	15,823
IXIS Real Estate Capital Trust
2.656% due 01/25/2037 •		91,635	44,867
2.666% due 08/25/2036 •		72,644	28,546
2.666% due 05/25/2037 •		37,304	12,611
2.766% due 08/25/2036 •		36,883	14,702
2.906% due 03/25/2036 ^•		13,879	9,071
3.136% due 02/25/2036 •		4,433	4,441
3.451% due 02/25/2035 •		1,637	1,614
JPMorgan Mortgage Acquisition Corp.
2.686% due 02/25/2036 •		250	251
2.686% due 03/25/2036 •		20,834	20,453
2.776% due 03/25/2036 •		40,500	36,170
2.796% due 05/25/2035 •		11,088	11,087
3.091% due 01/25/2036 •		14,000	13,048
3.166% due 09/25/2035 •		10,232	10,210

3.211% due 09/25/2035 •	10,682	10,411
3.436% due 06/25/2035 •	16,467	15,607
JPMorgan Mortgage Acquisition Trust
2.606% due 03/25/2047 •	152	107
2.616% due 08/25/2036 •	3,495	2,610
2.636% due 08/25/2036 •	31,596	30,484
2.641% due 07/25/2036 •	40,942	33,059
2.646% due 10/25/2036 •	237	237
2.646% due 11/25/2036 •	18,386	16,709
2.656% due 07/25/2036 •	3,068	3,071
2.666% due 05/25/2036 •	465	466
2.666% due 06/25/2036 •	4,495	4,495
2.666% due 01/25/2037 •	1,245	1,247
2.676% due 04/25/2036 •	2,972	2,968
2.716% due 03/25/2037 •	13,214	13,186
2.736% due 07/25/2036 •	1,909	1,910
2.746% due 08/25/2036 •	29,404	22,363
2.746% due 05/25/2037 •	9,924	8,469
2.766% due 07/25/2036 •	16,341	15,975
2.776% due 07/25/2036 •	14,000	13,368
2.796% due 05/25/2036 •	19,000	14,960
2.826% due 04/25/2036 •	26,803	24,598
4.703% due 10/25/2030 ^Ø	1,887	1,387
4.703% due 01/25/2037 ^Ø	20	14
5.830% due 07/25/2036 ^Ø	6,852	3,412
6.410% due 07/25/2036 ^Ø	9,769	4,860
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	27,475	27,526
KGS-Alpha SBA COOF Trust
1.077% due 04/25/2038 «~(a)	32,874	871
Kodiak CDO Ltd.
2.929% due 11/07/2042 •	1,498	1,471
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (g)	475,155	466,511
0.000% due 08/26/2058 (g)	1,171	1,146
0.000% due 01/28/2070 «~(g)	9,789	7,200
3.164% due 12/25/2056 ~	1,257,612	1,081,453
3.226% due 12/26/2057 ~	837,890	852,953
3.804% due 02/25/2058 ~	1,263,368	1,272,195
3.903% due 08/26/2058	1,718,568	1,725,014
3.930% due 01/25/2058 ~	333,860	340,534
4.256% due 01/28/2070 •	1,021,004	1,040,170
8.437% due 01/28/2070 ~	377,926	371,970
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	62	62
Lehman XS Trust
2.646% due 02/25/2037 «•	0	4
2.656% due 04/25/2037 ^•	545	518
2.666% due 05/25/2036 •	33,810	33,479
2.676% due 02/25/2037 ^•	35,601	28,924
2.686% due 02/25/2037 •	24,010	23,067
2.736% due 02/25/2037 •	6,726	4,558
2.786% due 05/25/2036 •	16,758	16,401
6.140% due 04/25/2036 Ø	28,218	27,042
Long Beach Mortgage Loan Trust
2.596% due 09/25/2036 •	12,765	4,983
2.606% due 12/25/2036 •	10,382	5,008
2.616% due 11/25/2036 •	7,632	3,197
2.651% due 07/25/2036 •	32,388	23,915
2.656% due 05/25/2036 •	65,077	43,439
2.656% due 06/25/2036 •	74,905	41,912
2.656% due 09/25/2036 •	60,774	45,711
2.661% due 10/25/2036 •	61,939	41,279
2.666% due 08/25/2036 •	34,024	18,092
2.666% due 10/25/2036 •	3,214	1,407
2.666% due 12/25/2036 •	4,326	3,091
2.666% due 05/25/2046 •	13,923	12,383
2.676% due 12/25/2036 •	46,599	22,677
2.706% due 01/25/2036 •	35,938	33,660
2.726% due 02/25/2036 •	31,690	30,680
2.746% due 08/25/2036 •	8,127	4,370
2.766% due 05/25/2036 •	3,823	1,773
2.806% due 01/25/2036 •	45,989	41,250
3.136% due 01/25/2046 •	50,453	47,956
3.151% due 11/25/2035 •	35,599	35,217
3.156% due 09/25/2034 •	636	605
3.166% due 01/25/2046 •	1	1
3.266% due 08/25/2045 •	3,417	3,440
3.286% due 08/25/2035 •	557	544
3.301% due 06/25/2034 •	3,458	3,411
3.361% due 07/25/2034 •	2,383	2,370
3.631% due 05/25/2032 •	37	37
3.631% due 07/25/2033 •	4,191	4,198
3.706% due 11/25/2034 •	5,439	4,992
3.736% due 06/25/2033 •	6,189	6,182
5.506% due 11/25/2032 •	10	11

LP Credit Card ABS Master Trust
3.830% due 08/20/2024 •	57,995	58,131
Madison Avenue Manufactured Housing Contract Trust
5.756% due 03/25/2032 •	6,000	6,127
Marlette Funding Trust
3.200% due 09/15/2028	22,147	22,125
3.710% due 12/15/2028	17,495	17,539
MASTR Asset-Backed Securities Trust
2.556% due 08/25/2036 •	6,221	3,047
2.556% due 10/25/2036 •	47,210	20,691
2.556% due 11/25/2036 •	8	4
2.556% due 01/25/2037 •	37,019	14,372
2.606% due 08/25/2036 •	12,349	5,324
2.606% due 10/25/2036 •	10,913	6,805
2.606% due 11/25/2036 •	20,126	13,738
2.606% due 01/25/2037 •	38,662	15,089
2.626% due 10/25/2036 •	38,929	17,241
2.636% due 10/25/2036 •	33,090	20,169
2.651% due 10/25/2036 •	68,529	33,631
2.656% due 04/25/2036 •	31,855	11,637
2.656% due 08/25/2036 •	23,363	11,374
2.666% due 10/25/2036 •	4,353	2,736
2.666% due 01/25/2037 •	42,692	16,752
2.706% due 04/25/2036 •	71,852	20,704
2.716% due 11/25/2036 •	4,405	2,063
2.716% due 05/25/2037 •	3,167	3,009
2.746% due 06/25/2036 •	5,729	3,215
2.746% due 08/25/2036 •	58,892	28,183
2.751% due 10/25/2036 •	7,614	3,792
2.796% due 01/25/2036 •	10,810	10,604
2.806% due 05/25/2037 •	11,425	10,749
3.006% due 10/25/2035 ^•	18,394	17,260
3.106% due 01/25/2036 •	1,935	1,940
3.451% due 05/25/2035 •	3,505	3,557
3.656% due 08/25/2037 •	30,345	25,839
7.156% due 05/25/2033 •	5,045	4,985
MASTR Specialized Loan Trust
2.766% due 02/25/2036 •	5,595	5,518
2.876% due 01/25/2037 •	14,212	8,231
Mercury CDO Ltd.
3.107% due 12/08/2040 •	17,559	17,424
3.617% due 12/08/2040 •	6,000	1,089
Merrill Lynch First Franklin Mortgage Loan Trust
2.676% due 04/25/2037 •	3,967	2,322
2.676% due 05/25/2037 •	38,295	25,622
2.746% due 05/25/2037 •	67,629	45,732
2.756% due 04/25/2037 •	31,846	18,844
2.826% due 05/25/2037 •	42,258	28,920
Merrill Lynch Mortgage Investors Trust
2.475% due 04/25/2037 •	15,476	9,344
2.566% due 11/25/2037 •	4,910	2,601
2.656% due 08/25/2037 •	8,774	8,284
2.656% due 11/25/2037 •	29,957	16,174
2.666% due 03/25/2037 •	6,939	3,546
2.906% due 12/25/2036 •	994	815
2.956% due 02/25/2047 •	36,214	26,531
2.966% due 08/25/2036 •	15,600	15,368
3.226% due 05/25/2036 •	855	843
3.256% due 06/25/2036 •	5,266	5,298
3.436% due 07/25/2035 •	15,126	15,197
MESA Trust
5.731% due 11/25/2031 ^•	1,010	787
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	5,976	6,080
6.005% due 08/15/2037	2,224	2,398
Mid-State Trust
4.864% due 07/15/2038	866	914
MMcapS Funding Ltd.
2.771% due 12/01/2035 •	9,100	7,963
Monroe Capital BSL CLO Ltd.
3.797% due 05/22/2027 •	146,630	146,407
Morgan Stanley ABS Capital, Inc.
3.586% due 03/25/2033 •	43	42
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 09/25/2036 •	301	174
2.606% due 10/25/2036 •	5,635	3,423
2.606% due 11/25/2036 •	2,318	1,581
2.616% due 03/25/2037 •	3,754	1,955
2.636% due 09/25/2036 •	58,242	33,551
2.636% due 10/25/2036 •	24,745	23,450
2.636% due 12/25/2036 •	63,368	42,216
2.636% due 01/25/2037 •	29,297	16,665
2.646% due 08/25/2036 •	38,955	24,190
2.646% due 10/25/2036 •	47,719	29,133
2.646% due 11/25/2036 •	3,683	2,327
2.646% due 05/25/2037 •	379	335

2.656% due 09/25/2036 •	17,135	8,350
2.656% due 10/25/2036 •	20,671	13,078
2.656% due 12/25/2036 •	1,290	793
2.666% due 03/25/2036 •	30,448	30,105
2.666% due 09/25/2036 •	31,700	18,589
2.686% due 02/25/2037 •	29,859	12,883
2.686% due 03/25/2037 •	33,434	17,539
2.686% due 05/25/2037 •	20,425	18,082
2.706% due 02/25/2037 •	11,526	7,277
2.726% due 10/25/2036 •	1,738	1,072
2.726% due 11/25/2036 •	14,927	9,508
2.736% due 09/25/2036 •	4,821	2,857
2.736% due 10/25/2036 •	11,807	7,543
2.736% due 02/25/2037 •	36,276	15,744
2.756% due 04/25/2036 •	21,487	20,101
2.756% due 08/25/2036 •	15,656	10,013
2.756% due 03/25/2037 •	54,183	28,633
2.756% due 05/25/2037 •	17,693	15,760
2.766% due 05/25/2037 •	12,388	9,581
2.816% due 12/25/2035 •	22,826	22,508
2.836% due 02/25/2037 •	10,045	6,430
2.906% due 12/25/2035 •	12,427	11,355
3.121% due 11/25/2035 •	19,801	19,748
3.246% due 01/25/2034 •	6,533	6,501
3.316% due 04/25/2034 •	2,220	2,195
3.406% due 05/25/2034 •	5,955	5,938
3.436% due 07/25/2035 •	7,500	7,529
3.496% due 06/25/2035 •	18,300	18,192
3.526% due 10/25/2033 •	1,492	1,490
3.526% due 11/25/2034 •	122	120
3.566% due 09/25/2034 •	323	321
3.756% due 07/25/2037 •	14,010	13,021
4.406% due 02/25/2047 •	53,933	49,526
Morgan Stanley Capital, Inc. Trust
2.776% due 03/25/2036 •	123,439	96,111
2.796% due 01/25/2036 •	24,033	23,607
2.796% due 02/25/2036 •	16,955	16,738
Morgan Stanley Dean Witter Capital, Inc. Trust
3.856% due 02/25/2033 •	832	834
4.081% due 11/25/2032 •	1,664	1,665
Morgan Stanley Home Equity Loan Trust
2.606% due 12/25/2036 •	4,671	2,746
2.606% due 04/25/2037 •	7,448	4,815
2.646% due 12/25/2036 •	54,683	32,313
2.666% due 04/25/2036 •	11,483	8,745
2.676% due 04/25/2037 •	9,070	5,909
2.766% due 04/25/2036 •	17,603	13,690
2.856% due 04/25/2037 •	26,581	17,664
3.496% due 05/25/2035 •	11,698	11,504
Morgan Stanley IXIS Real Estate Capital Trust
2.576% due 11/25/2036 •	10,124	4,888
2.616% due 11/25/2036 •	30,724	14,897
2.656% due 07/25/2036 •	8,626	4,560
2.656% due 11/25/2036 •	3,660	1,782
2.726% due 11/25/2036 •	25,682	12,590
2.736% due 07/25/2036 •	33,570	18,030
Morgan Stanley Mortgage Loan Trust
2.736% due 02/25/2037 •	4,251	1,978
2.846% due 10/25/2036 •	3,225	1,579
2.866% due 04/25/2037 •	10,638	5,115
5.622% due 01/25/2047 Ø	371	334
5.750% due 04/25/2037 ^~	460	313
5.754% due 01/25/2047 Ø	9,059	5,499
5.965% due 09/25/2046 ^Ø	4,908	2,683
6.000% due 02/25/2037 ^~	426	387
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	67,163	67,189
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	61,425	34,639
Nationstar Home Equity Loan Trust
2.736% due 03/25/2037 •	550	545
2.756% due 06/25/2037 •	340	320
Navient Student Loan Trust
2.986% due 03/25/2066 •	1,073	1,073
New Century Home Equity Loan Trust
2.686% due 05/25/2036 •	645	604
3.246% due 08/25/2034 •	181	179
3.271% due 07/25/2035 •	836	838
Newcastle Investment Trust
8.114% due 05/01/2033 ~	101,822	96,137
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.656% due 07/25/2036 •	47,779	45,603
2.716% due 11/25/2035 •	10,656	10,562
2.796% due 03/25/2036 •	400	390
2.826% due 03/25/2036 •	4,024	3,723
2.836% due 11/25/2035 •	9,479	9,197

NovaStar Mortgage Funding Trust
2.636% due 03/25/2037 •	143,833	107,458
2.656% due 06/25/2036 •	2,178	1,705
2.686% due 09/25/2037 •	20,350	18,308
3.676% due 06/25/2035 •	5,000	4,852
NYMT Residential LLC
4.000% due 03/25/2021 Ø	654	654
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	2,717	2,810
5.410% due 11/15/2032	3,260	3,360
7.945% due 03/15/2022 ~	3,134	1,707
Ocean Trails CLO
3.518% due 08/13/2025 •	4,934	4,922
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,145	12,946
3.190% due 03/18/2026	952	953
4.100% due 03/20/2028	52	52
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •	39,261	28,283
2.646% due 02/25/2037 •	8,534	5,237
2.646% due 03/25/2037 •	91,972	63,831
2.686% due 04/25/2037 •	28,369	18,897
2.686% due 07/25/2037 •	6,949	4,857
2.726% due 04/25/2037 •	172,029	132,585
2.726% due 05/25/2037 •	149,829	103,911
2.806% due 01/25/2036 •	15,665	15,397
2.806% due 05/25/2037 •	5,073	3,148
3.406% due 01/25/2034 •	2,639	2,614
Option One Mortgage Loan Trust Asset-Backed Certificates
2.966% due 11/25/2035 •	15,400	14,798
3.361% due 10/25/2032 •	3,231	3,182
Origen Manufactured Housing Contract Trust
8.150% due 03/15/2032 Ø	2,250	2,307
Ownit Mortgage Loan Trust
3.106% due 10/25/2036 ^•	5,655	4,833
3.415% due 10/25/2035 Ø	8,832	5,399
Park Place Securities, Inc.
2.956% due 09/25/2035 •	7	7
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 09/25/2035 •	15,181	15,217
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
3.226% due 05/25/2035 •	11,774	11,638
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •	1,620	1,626
3.586% due 03/25/2035 •	4,308	4,330
People’s Choice Home Loan Securities Trust
3.035% due 05/25/2035 ^•	4,725	4,660
People’s Financial Realty Mortgage Securities Trust
2.646% due 09/25/2036 •	30,421	11,860
Popular ABS Mortgage Pass-Through Trust
2.756% due 06/25/2047 ^•	2,097	2,041
2.786% due 07/25/2035 •	378	378
2.866% due 05/25/2036 ^•	5,989	5,474
3.166% due 08/25/2035 •	1,110	1,114
3.838% due 01/25/2036 ^~	20	20
5.417% due 04/25/2035 Ø	129	129
RAAC Trust
2.796% due 05/25/2046 •	6,521	6,431
2.856% due 02/25/2046 •	3,046	2,953
2.856% due 11/25/2046 •	750	708
2.886% due 10/25/2046 •	12,196	11,985
2.906% due 09/25/2045 •	10,219	10,115
3.006% due 02/25/2037 •	5,000	4,659
3.156% due 02/25/2046 •	19,679	15,391
3.706% due 09/25/2047 •	1,643	1,654
4.006% due 09/25/2047 •	9,087	9,272
4.156% due 05/25/2039 •	4,000	3,951
Renaissance Home Equity Loan Trust
3.195% due 08/25/2033 •	1,074	1,055
5.512% due 04/25/2037 Ø	6,573	2,921
5.580% due 11/25/2036 Ø	10,622	5,774
5.744% due 06/25/2037 ^Ø	89,647	39,889
5.906% due 06/25/2037 Ø	23,928	10,950
6.115% due 08/25/2036 Ø	13,526	8,360
6.203% due 06/25/2037 Ø	23,512	11,392
7.750% due 09/25/2037 ^Ø	35,962	21,200
Residential Asset Mortgage Products Trust
2.686% due 11/25/2036 •	3,484	3,414
2.696% due 03/25/2036 •	213	214
2.726% due 12/25/2035 •	36,527	32,025
2.736% due 12/25/2036 •	15,000	11,474
2.776% due 10/25/2036 •	14,241	14,070
2.906% due 02/25/2036 •	10,980	10,867
3.046% due 07/25/2035 •	6,500	6,211
3.056% due 02/25/2035 •	1,857	1,862
3.096% due 08/25/2035 •	10,505	10,550

3.136% due 09/25/2035 •	10,000	9,479
3.151% due 11/25/2035 •	11,290	11,293
3.206% due 12/25/2035 •	49,863	42,433
3.256% due 04/25/2034 •	10,240	10,108
3.301% due 06/25/2035 •	4,808	4,827
3.376% due 02/25/2034 •	2,583	2,536
3.376% due 04/25/2034 •	6,865	6,774
3.376% due 10/25/2035 •	11,246	10,537
3.391% due 11/25/2035 •	7,000	6,912
3.496% due 10/25/2033 •	3,291	3,264
3.526% due 03/25/2035 •	7,451	7,396
3.571% due 07/25/2035 •	10,889	10,484
3.706% due 01/25/2035 ^•	2,718	2,135
4.081% due 04/25/2034 ^•	1,963	1,530
4.486% due 04/25/2034 ^•	2,821	2,164
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •	7,949	7,106
2.666% due 06/25/2036 •	3,093	3,092
2.666% due 07/25/2036 •	11,666	11,142
2.666% due 11/25/2036 ^•	5,640	5,393
2.676% due 11/25/2036 •	22,009	18,395
2.686% due 04/25/2036 •	728	728
2.716% due 04/25/2037 •	31,301	30,019
2.726% due 02/25/2037 •	5,000	4,653
2.746% due 10/25/2036 •	54,598	53,286
2.756% due 11/25/2036 ^•	87,091	74,383
2.766% due 07/25/2036 ^•	14,730	11,437
2.766% due 07/25/2036 •	2,074	2,028
2.776% due 04/25/2036 •	4,314	4,322
2.776% due 07/25/2036 •	11,852	9,587
2.786% due 04/25/2036 •	19,720	19,050
2.786% due 07/25/2036 •	16,300	13,970
2.846% due 04/25/2037 •	50,445	48,500
2.876% due 03/25/2036 •	13,168	13,146
2.886% due 02/25/2036 •	4,373	4,383
2.906% due 02/25/2036 •	10,985	10,463
2.916% due 11/25/2035 •	20,958	19,928
2.926% due 12/25/2035 •	721	720
2.946% due 11/25/2035 •	5,611	5,588
2.966% due 01/25/2036 •	10,500	10,400
3.096% due 08/25/2035 •	7,500	7,527
3.096% due 09/25/2035 •	5,250	5,209
3.156% due 06/25/2035 •	4,241	4,272
3.256% due 04/25/2034 •	2,429	2,394
3.301% due 01/25/2035 •	2,994	2,998
3.331% due 02/25/2034 •	3,907	3,889
3.346% due 12/25/2034 •	5,659	5,625
3.406% due 04/25/2035 •	3,691	3,716
3.556% due 07/25/2035 •	6,797	6,848
5.120% due 12/25/2033 ~	2,799	2,873
6.349% due 03/25/2032	42	38
Residential Funding Home Loan Trust
2.636% due 05/25/2036 •	716	682
Rise Ltd.
4.750% due 02/15/2039 «~(l)	2,408	2,360
Salomon Mortgage Loan Trust
3.215% due 11/25/2033 •	649	650
Saxon Asset Securities Trust
2.686% due 05/25/2037 •	37,848	30,337
2.815% due 03/25/2032 •	351	348
2.816% due 09/25/2047 •	27,193	26,242
3.290% due 12/25/2033 •	3,693	3,580
3.290% due 11/25/2035 •	6,000	3,058
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	541	186
2.586% due 11/25/2036 ^•	170	67
2.606% due 07/25/2036 •	26,963	14,678
2.646% due 07/25/2036 •	19,783	15,409
2.646% due 08/25/2036 •	30,121	15,817
2.656% due 07/25/2036 •	26,898	14,745
2.666% due 07/25/2036 •	6,847	3,274
2.666% due 11/25/2036 •	8,881	3,520
2.676% due 08/25/2036 ^•	10,735	4,482
2.706% due 12/25/2036 •	86,679	42,637
2.746% due 07/25/2036 •	4,922	2,730
2.756% due 05/25/2036 •	3,027	1,930
2.756% due 06/25/2036 •	26,854	21,464
2.796% due 12/25/2035 •	6,545	6,399
2.906% due 12/25/2035 •	14,656	6,757
3.086% due 11/25/2035 •	5,018	4,980
3.106% due 11/25/2035 •	34,202	25,423
3.181% due 01/25/2035 •	3,099	3,053
3.466% due 01/25/2036 ^•	1,782	1,339
Securitized Term Auto Receivables Trust
1.524% due 03/25/2020	1,249	1,245

SG Mortgage Securities Trust
2.646% due 10/25/2036 •		29,366	26,777
Sierra Madre Funding Ltd.
2.783% due 09/07/2039 •		55,422	49,242
SLM Private Credit Student Loan Trust
3.028% due 12/16/2041 •		4,000	3,900
SLM Private Education Loan Trust
3.505% due 05/17/2027 •		1,307	1,308
5.705% due 05/16/2044 •		6,250	6,335
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,303	1,490
0.083% due 10/25/2039 •		9,418	10,300
3.990% due 04/25/2023 •		$28,728	29,254
SMB Private Education Loan Trust
2.750% due 07/15/2027		5,979	5,921
2.980% due 07/15/2027		11,108	11,091
3.050% due 05/15/2026		119	118
SOFI Alternative Trust
4.585% due 06/15/2050 ~		779,486	799,065
4.623% due 05/16/2050 ~		444,602	456,759
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027		12,063	12,040
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		142	141
1.630% due 01/25/2036		6,355	6,340
2.340% due 04/25/2033		7,800	7,665
2.510% due 08/25/2033		7,221	7,120
2.720% due 10/27/2036		32,266	31,745
3.020% due 10/25/2027		662	662
3.020% due 02/25/2040		16,466	16,371
3.456% due 01/25/2039 •		2,567	2,586
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		61,450	61,165
Soundview Home Loan Trust
2.616% due 01/25/2037 •		291	224
2.616% due 02/25/2037 •		224	86
2.656% due 07/25/2036 •		55,331	54,242
2.656% due 03/25/2037 •		24,321	23,602
2.666% due 10/25/2036 •		9,788	9,721
2.666% due 01/25/2037 •		53,090	41,156
2.676% due 06/25/2036 •		13,037	12,925
2.676% due 11/25/2036 •		75,873	32,867
2.706% due 06/25/2037 •		196,567	146,190
2.716% due 06/25/2037 •		10,050	7,108
2.736% due 06/25/2036 •		10,000	9,569
2.746% due 07/25/2036 •		9,800	8,946
2.746% due 01/25/2037 •		23,105	18,037
2.756% due 10/25/2036 •		32,578	30,893
2.756% due 11/25/2036 •		335	308
2.776% due 12/25/2036 •		5,000	4,577
2.816% due 02/25/2036 •		14,610	13,935
2.856% due 12/25/2035 •		18,704	18,507
2.876% due 03/25/2036 •		14,893	10,532
2.876% due 02/25/2037 •		23,914	9,566
3.256% due 06/25/2035 •		17,750	15,972
3.271% due 08/25/2035 •		16,746	16,793
3.331% due 06/25/2035 •		1,333	1,321
3.806% due 11/25/2033 •		417	429
Specialty Underwriting & Residential Finance Trust
2.746% due 09/25/2037 •		20,837	10,317
2.756% due 06/25/2037 •		6,534	4,870
2.776% due 04/25/2037 •		4,831	2,990
3.676% due 12/25/2035 •		2,000	1,845
SpringCastle America Funding LLC
3.050% due 04/25/2029		56,381	55,908
Sprite Ltd.
4.250% due 12/15/2037		60,452	60,064
Streeterville ABS CDO Ltd.
2.932% due 11/03/2040 •		79,156	65,470
Structured Asset Investment Loan Trust
2.636% due 07/25/2036 •		49,381	39,501
2.646% due 06/25/2036 •		31,313	29,116
2.656% due 07/25/2036 •		7,806	7,538
2.679% due 07/25/2036 •		53,922	36,897
2.816% due 01/25/2036 •		61,263	56,518
3.166% due 12/25/2035 •		3,620	3,616
3.206% due 04/25/2033 •		411	403
3.226% due 10/25/2035 •		63,800	62,228
3.241% due 03/25/2035 •		7,086	7,088
3.241% due 08/25/2035 •		2,486	2,490
3.271% due 08/25/2035 •		32,258	31,374
3.286% due 07/25/2035 •		11,503	11,533
3.406% due 04/25/2035 •		12,640	12,442
3.481% due 09/25/2034 •		120	117
Structured Asset Securities Corp.
3.256% due 02/25/2035 •		9,991	9,617

Structured Asset Securities Corp. Mortgage Loan Trust
2.636% due 05/25/2036 •	29,015	27,590
2.641% due 07/25/2036 •	39,923	38,895
2.646% due 09/25/2036 •	1,620	1,618
2.646% due 08/25/2046 •	41,726	39,155
2.656% due 09/25/2036 •	8,300	8,069
2.666% due 03/25/2036 •	24,363	22,916
2.666% due 04/25/2036 •	29,230	28,651
2.676% due 06/25/2037 •	6,523	6,472
2.686% due 03/25/2037 •	6,261	3,881
2.706% due 02/25/2037 •	13,691	13,600
2.726% due 10/25/2037 •	49,724	36,506
2.736% due 01/25/2037 •	51,996	37,952
2.736% due 05/25/2047 •	5,166	4,920
2.756% due 09/25/2036 •	27,300	26,814
2.756% due 03/25/2037 •	27,217	17,021
2.776% due 04/25/2036 •	12,000	11,408
2.796% due 07/25/2036 ^•	8,112	3,962
2.796% due 07/25/2036 •	32,865	25,574
2.796% due 09/25/2036 •	62,675	46,842
2.806% due 04/25/2031 •	7,395	7,368
2.806% due 01/25/2037 •	13,630	8,769
2.806% due 03/25/2037 •	9,372	5,897
2.816% due 05/25/2036 •	34,000	29,448
2.816% due 12/25/2036 •	35,465	18,270
2.826% due 05/25/2037 •	2,557	2,547
2.976% due 02/25/2036 •	12,034	11,417
3.006% due 11/25/2037 •	5,100	4,511
3.106% due 12/25/2035 •	25,353	18,766
3.506% due 08/25/2037 •	12,262	12,312
3.511% due 11/25/2035 •	1,457	1,443
3.556% due 08/25/2037 •	7,000	6,835
3.606% due 10/25/2037 •	68,726	35,049
4.606% due 11/25/2035 •	3,000	3,041
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032	270	265
3.856% due 04/25/2033 •	139	139
4.786% due 06/25/2033 Ø	93	93
Structured Asset Securities Corp. Trust
7.127% due 05/25/2031 ~	3,222	3,115
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •	26,198	26,187
3.619% due 01/17/2026 •	20,340	20,352
Symphony CLO Ltd.
3.186% due 01/15/2024 •	9,190	9,195
3.466% due 10/15/2025 •	93,135	92,456
Taberna Preferred Funding Ltd.
2.807% due 07/05/2035 •	430	403
2.878% due 07/05/2035 •	28,483	26,703
2.982% due 02/05/2036 •	100,700	93,399
Terwin Mortgage Trust
2.676% due 07/25/2037 •	3,685	3,502
2.816% due 04/25/2037 •	15,805	15,153
2.906% due 09/25/2036 •	12,700	5,583
4.756% due 10/25/2038 •	2,795	2,840
THL Credit Wind River CLO Ltd.
3.886% due 01/15/2026 •	14,800	14,810
Trapeza CDO LLC
3.377% due 01/20/2034 •	385	384
Trapeza CDO Ltd.
2.698% due 04/06/2042 •	28,659	26,782
2.758% due 04/06/2042 •	8,300	7,138
2.839% due 01/27/2040 •	38,918	36,953
2.881% due 11/09/2042 •	28,842	26,953
2.900% due 01/25/2035 •	9,467	8,989
2.931% due 11/09/2042 •	14,000	11,725
Triaxx Prime CDO Ltd.
2.609% due 10/02/2039 •	10,721	6,165
3.322% due 10/02/2039 •	156,898	154,968
Tropic CDO Ltd.
2.726% due 07/15/2036 •	29,068	26,728
2.756% due 07/15/2036 •	34,630	31,496
Truman Capital Mortgage Loan Trust
2.766% due 03/25/2036 •	121	118
TruPS Financials Note Securitization Ltd.
3.973% due 03/30/2039 •	226,225	222,266
4.260% due 04/20/2038	17,354	17,311
4.299% due 04/20/2038 •	37,008	37,101
U.S. Capital Funding Ltd.
2.694% due 10/10/2040 •	53,116	47,778
Utah State Board of Regents
3.256% due 09/25/2056 •	32,883	32,840
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	5,898
Venture CDO Ltd.
2.699% due 01/20/2022 •	1,788	1,788

Vertical Bridge CC LLC
5.193% due 10/15/2046		10,840	11,013
WaMu Asset-Backed Certificates WaMu Trust
2.616% due 04/25/2037 •		57	29
2.656% due 01/25/2037 •		58,466	47,264
2.676% due 07/25/2047 •		18,158	12,840
2.731% due 05/25/2037 •		58,415	55,156
2.746% due 05/25/2037 •		30,659	25,605
2.756% due 05/25/2037 •		20,938	17,505
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •		164	80
2.656% due 05/25/2036 •		16,534	14,232
2.686% due 10/25/2036 •		16,517	8,140
2.746% due 08/25/2036 •		11,321	7,277
Wells Fargo Home Equity Asset-Backed Securities Trust
2.716% due 03/25/2037 •		2,814	2,666
2.736% due 04/25/2037 •		25,485	24,659
2.796% due 07/25/2036 •		6,700	6,369
3.451% due 11/25/2035 •		2,600	2,587
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
3.136% due 04/25/2034 •		107	100

Total Asset-Backed Securities (Cost $25,323,363)			26,097,593

SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	57,223	36,581
2.500% due 12/31/2038 Ø		$165,218	91,161
3.375% due 01/15/2023	EUR	49,690	45,166
3.875% due 01/15/2022		29,440	28,537
4.625% due 01/11/2023		$116,424	92,339
5.250% due 01/15/2028	EUR	14,700	12,146
5.625% due 01/26/2022		$77,270	65,486
5.875% due 01/11/2028		106,300	76,802
6.250% due 11/09/2047	EUR	10,700	8,856
6.625% due 07/06/2028 (n)		$17,400	12,889
6.875% due 01/26/2027 (n)		59,200	45,325
6.875% due 01/11/2048 (n)		11,800	8,275
7.125% due 07/06/2036		40,200	28,969
7.500% due 04/22/2026		100,700	81,001
7.625% due 04/22/2046 (n)		8,100	5,904
7.820% due 12/31/2033	EUR	93,048	90,313
41.328% (BADLARPP) due 10/04/2022 ~	ARS	67,048	2,822
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		121,800	3,208
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		10,202,532	261,260
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		219,068	5,816
59.257% (ARLLMONP) due 06/21/2020 ~(a)		10,519,227	300,879
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	39,100	48,243
4.950% due 02/11/2020		2,400	2,864
6.350% due 11/30/2041		5,500	8,114
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (g)	BRL	1,690,639	429,742
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$66,500	64,676
3.125% due 10/11/2027		134,900	129,169
4.125% due 10/11/2047		85,700	82,353
Export-Import Bank of China
0.250% due 12/02/2019	EUR	4,600	5,270
Kazakhstan Government International Bond
1.550% due 11/09/2023		11,340	13,083
2.375% due 11/09/2028		27,520	31,285
Kuwait International Government Bond
2.750% due 03/20/2022		$81,710	80,336
3.500% due 03/20/2027		300,400	299,550
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	17,206
5.940% due 02/12/2029		222,700	67,422
6.150% due 08/12/2032		279,510	84,579
6.350% due 08/12/2028		8,410	2,624
6.900% due 08/12/2037		9,217	2,934
6.950% due 08/12/2031		16,600	5,383
8.200% due 08/12/2026		85,190	29,702
Qatar Government International Bond
3.875% due 04/23/2023		$90,000	91,164
5.103% due 04/23/2048		50,100	52,736
Republic of Greece Government International Bond
3.000% due 02/24/2023 Ø	EUR	5,465	6,271
3.000% due 02/24/2024 Ø		10,304	11,719
3.000% due 02/24/2025 Ø		5,465	6,081
3.000% due 02/24/2026 Ø		11,175	12,305
3.000% due 02/24/2027 Ø		14,875	16,157
3.000% due 02/24/2028 Ø		10,716	11,577
3.000% due 02/24/2029 Ø		7,466	7,969
3.000% due 02/24/2030 Ø		16,266	17,156

3.000% due 02/24/2031 Ø	7,266	7,521
3.000% due 02/24/2032 Ø	6,166	6,298
3.000% due 02/24/2033 Ø	5,866	5,960
3.000% due 02/24/2034 Ø	46,343	45,985
3.000% due 02/24/2035 Ø	9,906	9,663
3.000% due 02/24/2036 Ø	19,180	18,523
3.000% due 02/24/2037 Ø	6,366	6,100
3.000% due 02/24/2038 Ø(n)	6,366	6,072
3.000% due 02/24/2039 Ø	8,600	8,112
3.000% due 02/24/2040 Ø	6,366	6,001
3.000% due 02/24/2041 Ø	7,066	6,634
3.000% due 02/24/2042 Ø	6,666	6,280
4.750% due 04/17/2019	132,100	153,100
Russia Government International Bond
3.500% due 01/16/2019	$1,200	1,200
Saudi Government International Bond
2.375% due 10/26/2021	400	386
2.875% due 03/04/2023	119,500	115,082
4.000% due 04/17/2025	530,220	526,676
4.500% due 04/17/2030	137,350	136,860
4.500% due 10/26/2046	86,500	78,465
4.625% due 10/04/2047	69,600	63,772
5.000% due 04/17/2049	94,042	90,844
Serbia Government International Bond
4.875% due 02/25/2020	6,200	6,262
Turkey Government International Bond
5.625% due 03/30/2021	46,500	46,644
7.250% due 12/23/2023	177,900	183,140
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)	67,641	15,642
7.000% due 03/31/2038 ^(d)	8,428	1,938
7.650% due 04/21/2025 ^(d)	40,703	9,463
7.750% due 10/13/2019 ^(d)	12,195	2,832
8.250% due 10/13/2024 ^(d)	51,977	12,215
9.000% due 05/07/2023 ^(d)	23,441	5,318
9.250% due 09/15/2027 ^(d)	60,703	14,417
9.250% due 05/07/2028 ^(d)	75,546	17,564
11.750% due 10/21/2026 ^(d)	6,260	1,557
11.950% due 08/05/2031 ^(d)	64,700	15,447

Total Sovereign Issues (Cost $5,211,503)		4,573,378

	SHARES
MUTUAL FUNDS 0.0%
MLM LLC	230	2

Total Mutual Funds (Cost $2)		2

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)	11,846,058	80,435

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «(e)	27,883	705

FINANCIALS 0.0%
Ardonagh Group Ltd. «(l)	4,916,832	6,057

HEALTH CARE 0.0%
NVHL S.A. ‘A’ «(e)(l)	8,220	16
NVHL S.A. ‘B’ «(e)(l)	8,220	15
NVHL S.A. ‘C’ «(e)(l)	8,220	15
NVHL S.A. ‘D’ «(e)(l)	8,220	15
NVHL S.A. ‘E’ «(e)(l)	8,220	15
NVHL S.A. ‘F’ «(e)(l)	8,220	15
NVHL S.A. ‘G’ «(e)(l)	8,220	15
NVHL S.A. ‘H’ «(e)(l)	8,220	15
NVHL S.A. ‘I’ «(e)(l)	8,220	15
NVHL S.A. ‘J’ «(e)(l)	8,220	15

		151

UTILITIES 0.0%
Eneva S.A. (e)(l)	106,360	441

Total Common Stocks (Cost $143,544)		87,789

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		684,000	164

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		116,700	60

Total Warrants (Cost $0)			224

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Encina Private Credit, LLC «		24,670	10
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)		87,500	8,794
Nationwide Building Society
10.250% ~		666,220	118,671
VEREIT, Inc.
6.700% due 01/31/2019 (j)		260,000	6,151

			133,626

INDUSTRIALS 0.0%
Sequa Corp.
9.000% «		14,384	9,606

Total Preferred Securities (Cost $158,948)			143,232

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc.		11,483,010	215,651

Total Real Estate Investment Trusts (Cost $157,895)			215,651

SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$194,232	194,347

REPURCHASE AGREEMENTS (m) 0.3%			287,014

SHORT-TERM NOTES 0.0%
Republic of Argentina Bond
3.750% due 02/08/2019	ARS	28,360	1,068

ARGENTINA TREASURY BILLS 0.4%
(0.826)% due 01/31/2019 - 06/28/2019 (f)(g)		14,307,889	407,106

GREECE TREASURY BILLS 0.0%
1.267% due 03/15/2019 (g)(h)	EUR	11,100	12,699

MEXICO TREASURY BILLS 0.1%
8.076% due 01/17/2019 (g)(h)	MXN	1,000,000	50,719

U.S. TREASURY BILLS 0.0%
2.302% due 01/03/2019 - 01/24/2019 (f)(g)(p)(r)		$22,429	22,409

Total Short-Term Instruments (Cost $971,256)			975,362

Total Investments in Securities (Cost $145,572,758)			145,305,039

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
COMMON STOCKS 0.0%
ENERGY
Dommo Energia S.A. «(e)(l)		153,992,971	29,563

INDUSTRIALS
Sierra Hamilton Holder LLC «(e)(l)	15,369,768	5,146

Total Common Stocks (Cost $7,917)		34,709

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	306,674	3,031

Total Short-Term Instruments (Cost $3,031)		3,031

Total Investments in Affiliates (Cost $10,948)		37,740

Total Investments 134.3% (Cost $145,583,706)		$145,342,779
Financial Derivative Instruments (o)(q) 0.7% (Cost or Premiums, net $(71,362))		703,172
Other Assets and Liabilities, net (35.0)%		(37,827,269)

Net Assets 100.0%		$108,218,682

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$6,587	$6,057	0.01%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	27,665	27,657	0.03
Britannia Property Owner LLC 5.967% due 10/09/2021	11/15/2018	48,267	48,093	0.04
Cheltenham 6.417% due 11/09/2021	11/15/2018	62,177	62,078	0.06
CIMIC Group Ltd. 1.000% due 04/09/2019	11/05/2018	63,005	62,989	0.06
CIMIC Group Ltd. 1.000% due 10/17/2019	11/08/2018	17,874	17,855	0.02
CIMIC Group Ltd. 1.000% due 10/31/2019	11/08/2018	24,108	24,088	0.02
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	29,563	0.03
Dream Hotel 7.405% due 01/31/2021	11/15/2018	41,910	41,863	0.04
Eneva S.A.	12/21/2017	457	441	0.00
Fidere Gestion De Vivienda 2.500% due 05/15/2020	10/31/2018	113,214	114,427	0.11
GHH Holdings Ltd. 2.655% due 12/04/2024	10/10/2018	98,437	94,660	0.09
Grey Barn LLC 5.767% due 09/09/2021	11/15/2018	95,347	94,999	0.09
Hotel (PL Property) Ltd. 2.713% due 02/07/2023	07/09/2018	71,550	68,380	0.06
Isla Vista Owner LLC 6.267% due 05/09/2020	11/15/2018	53,798	53,731	0.05
Kiinteisto oy Paulon Talo 2.300% due 02/15/2021	04/18/2018	61,677	57,031	0.05
Kiinteisto oy Paulon Talo 2.350% due 02/15/2021	04/18/2018	57,767	53,416	0.05
NVHL S.A. ‘A’	03/09/2012	26	16	0.00
NVHL S.A. ‘B’	03/09/2012	26	15	0.00
NVHL S.A. ‘C’	03/09/2012	26	15	0.00
NVHL S.A. ‘D’	03/09/2012	27	15	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	15	0.00
NVHL S.A. ‘G’	03/09/2012	27	15	0.00
NVHL S.A. ‘H’	03/09/2012	27	15	0.00
NVHL S.A. ‘I’	03/09/2012	27	15	0.00
NVHL S.A. ‘J’	03/09/2012	27	15	0.00
Oasis West 5.690% due 03/08/2022	07/13/2018	200,000	200,470	0.19
Presidential City 6.387% due 02/08/2025	03/08/2018	30,000	30,030	0.03
Rise Ltd. 4.750% due 02/15/2039	02/11/2014	2,414	2,360	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	5,146	0.00
Tawny Funding S.A. 3.150% due 03/16/2023	08/28/2018	346,104	337,570	0.31

		$1,430,542	$1,433,055	1.34%

Borrowings and Other Financing Transactions

(m)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	2.830%	12/31/2018	01/31/2019	$287,014	Ginnie Mae 2.500% - 5.500% due 08/16/2039 - 05/20/2048	$(333,557)	$287,014	$287,045

Total Repurchase Agreements						$(333,557)	$287,014	$287,045

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.500%	11/13/2018	02/01/2019			$(1,616)	$(1,622)
	2.530	11/07/2018	01/08/2019			(500,263)	(502,231)
	2.540	11/08/2018	01/10/2019			(67,725)	(67,988)
	2.550	11/05/2018	02/04/2019			(492,813)	(494,837)
	2.550	11/06/2018	01/29/2019			(104,000)	(104,420)
	2.550	11/16/2018	01/29/2019			(146,438)	(146,925)
	2.550	11/19/2018	01/29/2019			(145,875)	(146,330)
	2.600	12/21/2018	01/23/2019			(1,007)	(1,008)
	2.720	12/27/2018	02/27/2019			(170,625)	(170,702)
	2.730	12/28/2018	03/29/2019			(443,875)	(444,043)
	2.740	12/13/2018	02/11/2019			(100,000)	(100,152)
	2.740	12/31/2018	02/28/2019			(167,450)	(167,475)
	2.780	12/21/2018	01/11/2019			(17,631)	(17,648)
BOS	2.310	10/23/2018	01/23/2019			(3,534)	(3,550)
	2.480	12/24/2018	01/23/2019			(2,619)	(2,621)
	2.480	12/26/2018	01/23/2019			(4,462)	(4,464)
	2.750	12/13/2018	01/14/2019			(2,154,172)	(2,157,463)
BRC	(1.750)	07/06/2018	TBD	(3)	EUR	(5,174)	(5,877)
	(0.650)	12/27/2018	TBD	(3)		(4,593)	(5,262)
	2.580	12/31/2018	01/31/2019			$(287,014)	(287,055)
BSN	2.370	10/05/2018	01/07/2019			(238,750)	(240,149)
	2.430	11/15/2018	01/11/2019			(260,375)	(261,219)
	2.450	10/16/2018	01/16/2019			(777,921)	(782,050)
	2.450	11/13/2018	01/16/2019			(96,843)	(97,173)
	2.450	12/07/2018	01/07/2019			(218,250)	(218,636)
	2.450	12/14/2018	01/16/2019			(358)	(360)
	2.510	10/23/2018	01/23/2019			(525,783)	(528,386)
	2.510	10/24/2018	01/24/2019			(168,125)	(168,946)
	2.510	11/13/2018	01/14/2019			(329,749)	(330,899)
	2.510	11/13/2018	01/23/2019			(231,479)	(232,286)
	2.510	12/26/2018	01/14/2019			(121,050)	(121,109)
	2.510	12/26/2018	01/23/2019			(122,656)	(122,716)
	2.710	12/13/2018	01/14/2019			(121,235)	(121,418)
	2.710	12/26/2018	01/14/2019			(40,350)	(40,371)
	2.730	12/26/2018	01/14/2019			(196,250)	(196,354)
CFR	(1.750)	05/14/2018	TBD	(3)	EUR	(5,062)	(5,735)
	(0.500)	09/08/2017	TBD	(3)		(1,100)	(1,252)
	2.000	12/12/2018	TBD	(3)		$(7,900)	(7,909)
CIB	2.500	11/13/2018	01/29/2019			(98,138)	(98,479)
	2.560	11/16/2018	01/15/2019			(117,000)	(117,391)
	2.580	11/19/2018	01/17/2019			(909,466)	(912,334)
CSN	2.570	11/16/2018	01/16/2019			(265,712)	(266,604)
	2.720	12/13/2018	01/14/2019			(54,247)	(54,329)
DEU	2.480	11/05/2018	01/25/2019			(4,775)	(4,794)
	6.500	12/31/2018	01/02/2019			(111,870)	(111,910)
GRE	2.420	12/21/2018	01/17/2019			(12,291)	(12,301)
	2.440	12/21/2018	01/18/2019			(3,325)	(3,327)
	2.460	11/05/2018	01/22/2019			(11,460)	(11,505)
	2.460	12/21/2018	01/22/2019			(5,743)	(5,747)
	2.540	12/24/2018	02/13/2019			(1,831)	(1,832)
	2.550	12/21/2018	02/07/2019			(23,475)	(23,495)
	2.800	12/27/2018	01/28/2019			(138,950)	(139,015)
JML	(2.000)	04/19/2018	TBD	(3)	EUR	(7,178)	(8,105)
	(2.000)	12/12/2018	TBD	(3)		(1,020)	(1,168)
	(1.750)	04/17/2018	TBD	(3)		(10,164)	(11,496)
	(1.750)	04/18/2018	TBD	(3)		(5,088)	(5,756)
	(1.000)	09/21/2018	TBD	(3)		(4,666)	(5,331)
	1.250	12/19/2018	TBD	(3)		(482)	(553)
	1.250	12/19/2018	TBD	(3)		$(482)	(482)
JPS	2.580	11/20/2018	01/22/2019			(262,825)	(263,635)
MYI	(14.000)	05/03/2018	TBD	(3)	EUR	(86)	(89)
MZF	2.700	12/13/2018	01/14/2019			$(69,067)	(69,171)
NOM	1.950	12/21/2018	TBD	(3)		(3,933)	(3,936)
	2.250	12/21/2018	TBD	(3)		(5,626)	(5,630)
	2.450	12/21/2018	TBD	(3)		(17,056)	(17,070)
	2.500	12/21/2018	TBD	(3)		(5,922)	(5,927)
	2.510	10/22/2018	01/22/2019			(1,025,500)	(1,030,648)
NXN	2.380	11/28/2018	01/07/2019			(68,338)	(68,496)
	2.380	11/29/2018	01/07/2019			(185,963)	(186,380)
	2.380	11/30/2018	01/07/2019			(75,460)	(75,625)
	2.450	11/19/2018	01/18/2019			(32,853)	(32,951)
	2.450	11/29/2018	01/18/2019			(244,375)	(244,940)
	2.450	11/30/2018	01/18/2019			(314,580)	(315,286)
	2.710	12/13/2018	01/14/2019			(410,576)	(411,194)
	2.710	12/26/2018	01/14/2019			(272,363)	(272,506)
RCY	2.430	12/03/2018	01/02/2019			(1,568)	(1,571)
	2.470	12/26/2018	01/22/2019			(2,522)	(2,523)
	2.480	11/13/2018	01/23/2019			(20,131)	(20,200)
	2.480	11/19/2018	01/23/2019			(7,923)	(7,947)
	2.500	11/08/2018	01/09/2019			(481,250)	(483,088)
	2.500	11/13/2018	01/09/2019			(180,443)	(181,070)
	2.500	11/19/2018	01/09/2019			(1,063)	(1,066)
	2.500	11/27/2018	01/09/2019			(46,980)	(47,097)
	2.500	12/10/2018	01/09/2019			(14,186)	(14,209)
	2.530	11/13/2018	01/14/2019			(356,982)	(358,236)
	2.530	11/28/2018	01/14/2019			(3,686)	(3,695)
	2.570	11/16/2018	01/16/2019			(298,885)	(299,888)
	2.570	12/03/2018	01/16/2019			(1,955)	(1,959)
	2.570	12/10/2018	01/16/2019			(7,639)	(7,651)
	2.580	11/19/2018	01/18/2019			(411,570)	(412,868)
	2.580	12/03/2018	01/18/2019			(6,647)	(6,661)
	2.580	12/10/2018	01/18/2019			(6,547)	(6,558)
	2.620	11/27/2018	01/08/2019			(23,625)	(23,687)
	2.650	12/03/2018	01/10/2019			(71,932)	(72,091)
	2.660	12/31/2018	01/14/2019			(9,044)	(9,046)
	2.680	12/11/2018	01/14/2019			(428,963)	(429,665)
	2.680	12/13/2018	01/14/2019			(90,113)	(90,247)
	2.750	12/13/2018	01/14/2019			(49,909)	(49,985)
RDR	2.750	12/31/2018	01/31/2019			(49,219)	(49,227)
SAL	2.590	11/16/2018	02/19/2019			(121,182)	(121,592)
	2.590	12/13/2018	02/19/2019			(381,584)	(382,133)
SCX	2.550	11/06/2018	02/06/2019			(47,750)	(47,943)
	2.590	11/21/2018	01/02/2019			(119,375)	(119,736)
	2.590	12/10/2018	01/02/2019			(689)	(691)
	2.600	11/16/2018	01/16/2019			(292,875)	(293,869)
	2.630	11/23/2018	01/18/2019			(253,125)	(253,865)
	2.630	11/26/2018	01/22/2019			(608,000)	(609,643)
	2.630	12/10/2018	01/18/2019			(11,820)	(11,840)
	2.670	12/03/2018	01/03/2019			(497,700)	(498,807)
	2.800	12/18/2018	01/22/2019			(197,250)	(197,603)
	2.800	12/27/2018	01/22/2019			(13,114)	(13,120)
	2.810	12/24/2018	01/14/2019			(4,433)	(4,436)
	2.850	12/18/2018	01/17/2019			(25,094)	(25,124)
SGY	2.600	12/21/2018	01/02/2019			(2,216)	(2,218)
UAG	2.470	10/18/2018	01/18/2019			(421,025)	(423,220)

Total Reverse Repurchase Agreements							$(18,694,154)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BOS	2.500%	12/31/2018	01/08/2019	$(16,539)	$(16,541)
UBS	2.410	10/12/2018	01/14/2019	(290,154)	(291,747)
	2.410	12/03/2018	01/14/2019	(8,777)	(8,794)
	2.420	10/16/2018	01/16/2019	(176,997)	(177,925)
	2.420	10/17/2018	01/17/2019	(556,454)	(559,335)
	2.420	10/31/2018	01/17/2019	(2,312)	(2,322)
	2.420	11/05/2018	01/16/2019	(23,020)	(23,110)
	2.420	11/05/2018	01/17/2019	(125,992)	(126,487)
	2.420	11/09/2018	01/17/2019	(68,234)	(68,482)
	2.420	11/28/2018	01/17/2019	(3,896)	(3,905)
	2.420	11/30/2018	01/17/2019	(11,310)	(11,335)
	2.420	12/26/2018	01/17/2019	(3,300)	(3,302)
	2.430	10/23/2018	01/23/2019	(478,533)	(480,801)
	2.430	10/31/2018	01/25/2019	(1,927)	(1,935)
	2.430	11/05/2018	01/23/2019	(3,884)	(3,899)
	2.430	11/07/2018	01/23/2019	(2,228)	(2,236)
	2.440	10/30/2018	01/30/2019	(153,019)	(153,686)
	2.440	10/31/2018	01/30/2019	(5,299)	(5,322)
	2.440	12/26/2018	01/30/2019	(2,621)	(2,622)

Total Sale-Buyback Transactions					$(1,943,818)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.2)%
Fannie Mae, TBA	3.000%	02/01/2049	$1,022,815	$(982,542)	$(997,717)
Fannie Mae, TBA	3.500	01/01/2034	14,500	(14,575)	(14,678)
Fannie Mae, TBA	3.500	02/01/2049	4,030,000	(4,002,294)	(4,028,199)
Fannie Mae, TBA	4.000	01/01/2034	31,300	(31,849)	(32,030)
Fannie Mae, TBA	4.000	01/01/2049	1,143,710	(1,145,854)	(1,166,340)
Fannie Mae, TBA	4.000	02/01/2049	5,000,000	(5,068,111)	(5,094,634)
Fannie Mae, TBA	4.500	01/01/2034	6,000	(6,094)	(6,106)
Fannie Mae, TBA	4.500	01/01/2049	501,450	(153,295)	(154,231)
Fannie Mae, TBA	4.500	02/01/2049	35,650	(36,840)	(36,905)
Fannie Mae, TBA	5.000	01/01/2049	103,300	(108,072)	(108,252)
Fannie Mae, TBA	5.000	02/01/2049	309,000	(322,873)	(323,476)
Freddie Mac, TBA	3.000	01/01/2034	7,200	(7,112)	(7,173)
Freddie Mac, TBA	3.000	01/01/2049	550,000	(528,352)	(536,113)
Ginnie Mae, TBA	3.000	01/01/2049	124,550	(120,930)	(122,556)
Ginnie Mae, TBA	3.500	01/01/2049	354,700	(353,184)	(357,145)
Ginnie Mae, TBA	4.000	01/01/2049	160,100	(162,944)	(163,966)

Total Short Sales (12.2)%				$(13,044,921)	$(13,149,521)

(n)	Securities with an aggregate market value of $21,154,838 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(23,061,004) at a weighted average interest rate of 2.190%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(2,213) of deferred price drop.

(o)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$112.500	02/22/2019	17,700	$17,700	$151	$18

Total Purchased Options					$151	$18

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2019	13,391	$1,251,383	$14,963	$5,932	$0
Euro-Bund 10-Year Bond March Futures	03/2019	3	562	6	0	(1)
Euro-Buxl 30-Year Bond March Futures	03/2019	3	621	14	0	(2)
U.S. Treasury 2-Year Note March Futures	03/2019	9,239	1,961,555	13,414	1,299	0
U.S. Treasury 5-Year Note March Futures	03/2019	38,724	4,441,159	72,228	9,681	0
U.S. Treasury 10-Year Note March Futures	03/2019	24,154	2,947,165	70,787	9,435	0

				$171,412	$26,347	$(3)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond March Futures	03/2019	314	$(436,830)	$(1,561)	$172	$(430)
United Kingdom Long Gilt March Futures	03/2019	47,201	(7,410,201)	11,812	7,821	(24,065)

				$10,251	$7,993	$(24,495)

Total Futures Contracts				$181,663	$34,340	$(24,498)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Constellation Energy Group, Inc.	(1.000)%	Quarterly	06/20/2020	0.112%		$1,900	$(50)	$25	$(25)	$0	$0
Devon Energy Corp.	(1.000)	Quarterly	03/20/2019	0.159		1,800	(7)	3	(4)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.083		1,000	(8)	5	(3)	0	0

							$(65)	$33	$(32)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.482%		$25,200	$151	$232	$383	$5	$0
Chesapeake Energy Corp.	5.000	Quarterly	03/20/2019	1.249		2,500	(28)	53	25	0	0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146	EUR	27,200	(83)	73	(10)	7	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		55,500	(424)	168	(256)	21	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906		$7,900	1,454	(558)	896	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		19,400	(557)	324	(233)	4	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		72,800	(4,242)	957	(3,285)	24	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.346		11,600	229	648	877	2	0

							$(3,500)	$1,897	$(1,603)	$63	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$555,495	$(37,920)	$19,856	$(18,064)	$0	$(808)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	415,500	(19,747)	10,562	(9,185)	0	(687)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	2,070,000	(43,142)	20,642	(22,500)	0	(725)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	1,954,260	(35,150)	18,600	(16,550)	0	(668)

					$(135,959)	$69,660	$(66,299)	$0	$(2,888)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	Quarterly	06/20/2019	$61,503	$2,673	$(1,323)	$1,350	$0	$0
CDX.EM-24 5-Year Index	1.000	Quarterly	12/20/2020	30,337	(1,512)	1,470	(42)	23	0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	35,308	(1,454)	589	(865)	28	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	23,400	(436)	(421)	(857)	18	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	134,400	(6,320)	39	(6,281)	98	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,198,200	181,870	(107,825)	74,045	1,115	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,367,159	187,235	(101,192)	86,043	1,240	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	2,646,300	15,583	250	15,833	971	0

					$377,639	$(208,413)	$169,226	$3,493	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	Semi-Annual	03/19/2027	CAD	172,700	$9,232	$(6,914)	$2,318	$142	$0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(16,789)	13,173	320	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(5,653)	2,559	121	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,777)	2,194	25	0
Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	15,453	(4,893)	797	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	1,470	(2,574)	70	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$1,614,100	(4,420)	24,736	20,316	3,028	0
Pay	3-Month USD-LIBOR	3.140	Semi-Annual	10/19/2023		10,000,000	(18,429)	287,155	268,726	20,616	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		17,360,400	185,310	(319,930)	(134,620)	0	(33,868)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		288,400	20,102	(9,419)	10,683	0	(770)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		5,436,000	52,895	(183,754)	(130,859)	0	(21,059)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,896,200	66,288	151,555	217,843	0	(15,979)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		934,600	(1,630)	(25,063)	(26,693)	0	(5,566)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	690	689	80	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	(640)	(641)	51	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	285,800	4,733	(2,982)	1,751	19	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/15/2022		175,000	13,287	(3,196)	10,091	241	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023		3,175,400	195,330	(13,708)	181,622	5,568	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(2,867)	25,810	705	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(3,462)	32,100	845	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	11,449	45,501	2,301	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	6,229	38,275	1,572	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	577	451	61	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		74,920	(1,011)	(1,343)	(2,354)	0	(209)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,600,100	10,214	40,058	50,272	3,498	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024	EUR	875,000	(5,680)	(4,132)	(9,812)	0	(766)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		838,100	4,826	(18,869)	(14,043)	0	(1,226)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		183,500	(585)	(1,421)	(2,006)	0	(277)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	923,675	19,508	(25,727)	(6,219)	0	(4,422)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		25,900	(159)	(1,543)	(1,702)	0	(290)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	(7,099)	(11,954)	80	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(11,737)	5,722	119	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		44,520,000	229	(8,655)	(8,426)	0	(89)
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		330,000	24	(66)	(42)	0	(1)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	1,130	(3,643)	(2,513)	0	(37)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	10	(3,434)	(3,424)	0	(40)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		134,870,000	8,372	(26,514)	(18,142)	0	(301)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	3,225	(8,106)	(4,881)	0	(81)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		28,130,000	457	(5,920)	(5,463)	0	(93)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		8,670,000	(8)	(1,819)	(1,827)	0	(29)
Pay	6-Month JPY-LIBOR	0.372	Semi-Annual	10/22/2028		20,000,000	800	2,988	3,788	144	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,890,323,000	(90,127)	(356,079)	(446,206)	0	(8,770)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(3,181)	(3,291)	0	(77)
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	247	(6,901)	(6,654)	0	(168)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	(6,935)	(8,256)	0	(169)
Receive (6)	6-Month JPY-LIBOR	0.446	Semi-Annual	06/18/2029		13,110,000	291	(3,165)	(2,874)	0	(67)
Receive (6)	6-Month JPY-LIBOR	0.471	Semi-Annual	06/18/2029		13,120,000	(4)	(3,175)	(3,179)	0	(67)
Pay	28-Day MXN-TIIE	5.270	Lunar	02/05/2020	MXN	795,000	(2,079)	564	(1,515)	34	0
Pay	28-Day MXN-TIIE	5.145	Lunar	04/02/2020		361,300	(1,081)	277	(804)	18	0
Pay	28-Day MXN-TIIE	5.405	Lunar	11/19/2020		398,880	(1,213)	45	(1,168)	28	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021		4,693,990	(17,727)	1,009	(16,718)	344	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		2,401,200	(7,236)	(968)	(8,204)	197	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		942,600	(2,737)	(408)	(3,145)	78	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		1,090,000	(3,392)	(432)	(3,824)	93	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		4,822,600	(12,313)	(3,373)	(15,686)	424	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,103,200	(1,802)	(2,985)	(4,787)	199	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		3,691,700	(10,462)	(2,295)	(12,757)	332	0
Pay	28-Day MXN-TIIE	5.430	Lunar	11/17/2021		1,900,400	(7,124)	(863)	(7,987)	179	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		579,600	225	(1,174)	(949)	60	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		452,700	212	(930)	(718)	47	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		673,100	43	(1,311)	(1,268)	70	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,359,300	1,109	(3,166)	(2,057)	152	0
Pay	28-Day MXN-TIIE	5.810	Lunar	05/02/2022		994,200	(3,193)	(977)	(4,170)	108	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		2,684,200	(8,370)	(2,725)	(11,095)	291	0
Pay	28-Day MXN-TIIE	5.500	Lunar	09/02/2022		500,000	(2,096)	(416)	(2,512)	58	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/02/2022		2,193,000	(7,839)	(2,281)	(10,120)	259	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	(656)	(656)	77	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	(1,178)	(1,178)	135	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		16,651,100	7,709	(28,204)	(20,495)	2,403	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		569,400	0	(944)	(944)	82	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		1,061,400	0	(1,750)	(1,750)	153	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		706,500	0	(1,039)	(1,039)	102	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		4,145,300	(1,454)	(5,651)	(7,105)	600	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,641,000	0	(2,273)	(2,273)	244	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	(1,927)	(2,272)	249	0
Pay	28-Day MXN-TIIE	7.520	Lunar	04/18/2023		4,258,300	(492)	(7,999)	(8,491)	664	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/18/2023		1,951,200	(245)	(3,608)	(3,853)	304	0
Pay	28-Day MXN-TIIE	7.545	Lunar	04/18/2023		1,949,500	80	(3,875)	(3,795)	304	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/21/2023		492,300	0	(972)	(972)	77	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		8,127,700	(951)	(12,444)	(13,395)	1,295	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		940,200	(3,735)	(1,274)	(5,009)	141	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		631,300	(1,623)	(1,186)	(2,809)	104	0
Pay	28-Day MXN-TIIE	5.980	Lunar	08/26/2024		408,900	(1,731)	(774)	(2,505)	77	0
Pay	28-Day MXN-TIIE	7.710	Lunar	02/26/2025		2,047,200	167	(4,860)	(4,693)	441	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		4,609,000	118	(11,146)	(11,028)	991	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,002,230	(10,427)	(4,714)	(15,141)	412	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		3,105,200	(15,720)	(7,416)	(23,136)	641	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		3,652,700	(17,505)	(9,020)	(26,525)	761	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		2,636,700	(9,266)	(7,950)	(17,216)	590	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		107,000	(15)	(411)	(426)	26	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		1,118,200	2,917	(5,065)	(2,148)	285	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		811,100	2,212	(3,697)	(1,485)	207	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,626,900	4,518	(11,400)	(6,882)	667	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,138,400	2,610	(5,091)	(2,481)	292	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,585,000	2,430	(6,860)	(4,430)	402	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		5,948,700	(978)	(28,906)	(29,884)	1,498	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		694,100	188	(3,565)	(3,377)	175	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,985,800	(143)	(13,252)	(13,395)	787	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	3,514	3,501	0	(378)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	66	66	0	(7)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		7,726,300	(4,092)	23,564	19,472	0	(2,150)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	1,990	1,990	0	(172)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	89	89	0	(9)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	1,970	1,976	0	(225)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	1,304	1,458	0	(171)
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		407,400	(1,604)	(1,617)	(3,221)	111	0
Pay	28-Day MXN-TIIE	6.620	Lunar	02/18/2030		440,000	(1,998)	(1,764)	(3,762)	118	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		556,500	0	(4,342)	(4,342)	152	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		242,100	(37)	(1,901)	(1,938)	77	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	296	551	0	(20)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		700,000	390	(6,445)	(6,055)	222	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	1,409	6,217	7,626	0	(499)

							$499,308	$(761,833)	$(262,525)	$59,240	$(98,052)

Total Swap Agreements							$737,423	$(898,656)	$(161,233)	$62,796	$(100,941)

(p)

Securities with an aggregate market value of $1,677,620 and cash of $17,843 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(q)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2019	AUD	292,329		$213,553	$7,615	$0
	01/2019	GBP	675,976		863,995	2,056	0
BOA	01/2019	BRL	1,264,160		322,243	0	(3,929)
	01/2019	CAD	323,272		242,777	5,924	0
	01/2019	DKK	4,660,902		739,139	23,893	0
	01/2019	EUR	22,769		25,992	0	(113)
	01/2019	GBP	20,295		25,974	95	0
	01/2019	TRY	16,985		3,221	14	0
	01/2019		$3,452	ARS	140,550	212	0
	01/2019		3,638	AUD	5,039	0	(88)
	01/2019		326,252	BRL	1,264,160	0	(80)
	01/2019		1,466	CAD	1,962	0	(28)
	01/2019		6,274	DKK	41,045	25	0
	01/2019		305,206	MXN	6,127,240	6,270	0
	02/2019	SEK	1,048,630		$116,021	0	(2,705)
	02/2019		$321,890	BRL	1,264,160	3,693	0
BPS	01/2019	BRL	3,722,776		$1,042,483	83,248	(1,296)
	01/2019	DKK	151,500		24,567	1,319	0
	01/2019	PEN	76,286		22,780	144	0
	01/2019	TRY	211,474		39,992	65	(8)
	01/2019		$16,273	ARS	644,200	665	0
	01/2019		965,702	BRL	3,722,776	3,704	(8,876)
	01/2019		586,452	DKK	3,873,014	7,888	0
	01/2019		150,494	MXN	3,000,000	1,664	0
	01/2019		361	TRY	1,934	2	0
	02/2019	TRY	700,809		$128,915	0	(105)
	02/2019		$113,343	BRL	444,793	1,213	0
	02/2019		380,832	TRY	2,189,347	22,231	0
	02/2019		452	ZAR	6,289	0	(17)
	03/2019		29,750	INR	2,133,774	675	0
	03/2019		65,382	TRY	373,045	2,454	0
	04/2019	DKK	3,731,239		$569,539	0	(7,617)
	05/2019		$3,691	TRY	19,048	0	(343)
BRC	01/2019	AUD	140,000		$102,401	3,775	0
	01/2019	GBP	550,000		703,898	2,591	0
	01/2019	PEN	20,000		5,981	47	0
	01/2019		$9,139	GBP	7,216	62	0
	01/2019		543,099	MXN	11,111,826	21,414	0
	02/2019		535	ZAR	7,636	0	(7)
	07/2019		25,510	ARS	1,280,612	1,607	0
BSH	01/2019	BRL	9,329,400		$2,550,211	143,090	0
BSS	01/2019		1,657,845		427,853	105	0
	01/2019		$2,833,546	BRL	10,987,245	9,984	(8,661)
	04/2019	BRL	1,323,119		$339,557	414	0
	07/2019		$29,628	ARS	1,554,013	3,752	0
	09/2019		15,737		845,887	1,539	0
CBK	01/2019	BRL	6,149		$1,577	2	(11)
	01/2019	DKK	141,775		21,645	0	(111)
	01/2019	EUR	200,530		228,364	2	(1,547)
	01/2019	GBP	2,897,767		3,703,981	9,107	(76)
	01/2019		$83,887	ARS	3,363,302	3,866	0
	01/2019		28,772	AUD	39,637	0	(849)
	01/2019		1,587	BRL	6,149	0	0
	01/2019		3,551	CAD	4,672	0	(128)
	01/2019		2,088	EUR	1,831	12	0
	01/2019		11,019	JPY	1,245,900	352	0
	01/2019		362,102	MXN	7,268,000	6,790	0
	01/2019		83,543	TRY	532,000	16,258	0
	02/2019		269,312	JPY	30,419,034	9,079	0
	02/2019		92,194	RUB	6,222,619	0	(3,334)
	02/2019		12,585	TRY	72,765	811	0
	04/2019		21,818	DKK	141,775	112	0
DUB	01/2019	BRL	1,864,711		$481,241	118	0
	01/2019		$482,336	BRL	1,864,711	0	(1,213)
	02/2019	BRL	1,864,711		$481,402	1,147	0
FBF	01/2019		$10,827	ARS	456,150	1,067	0
	01/2019		242,933	RUB	16,311,651	0	(9,494)
	02/2019		148,699		10,000,000	0	(5,878)
	03/2019		15,280	ARS	702,289	1,637	0
GLM	01/2019	BRL	338,278		$87,237	20	(63)
	01/2019	EUR	121,957		139,098	0	(726)
	01/2019	GBP	28,661		36,230	0	(316)
	01/2019	TRY	384,539		72,405	267	0
	01/2019		$65,914	ARS	2,615,627	2,067	0
	01/2019		64,389	AUD	89,507	0	(1,333)
	01/2019		85,999	BRL	338,278	1,281	0
	01/2019		6,245	CAD	8,356	0	(123)
	01/2019		44,670	DKK	284,885	0	(953)
	01/2019		21,780	EUR	19,088	104	0
	01/2019		86,485	GBP	68,229	514	0
	01/2019		250,319	MXN	5,060,736	6,596	0
	01/2019		243,851	RUB	16,562,607	0	(6,821)
	02/2019	NZD	313,843		$211,917	1,104	0
	02/2019		$7,321	BRL	28,650	58	0
	02/2019		128,471	RUB	8,578,557	0	(5,968)
	02/2019		97,424	TRY	563,887	6,389	0
	02/2019		580	ZAR	8,069	0	(22)
	03/2019		202,570	INR	14,473,609	3,811	0
	03/2019		86,971	RUB	5,824,615	0	(4,100)
	04/2019	BRL	343,130		$86,695	0	(1,257)
	07/2019		$42,710	ARS	2,112,000	1,974	0
	03/2020		39,188		2,151,433	1,072	0
	06/2020		1,335		76,429	95	0
HUS	01/2019	ARS	2,233,107		$54,268	0	(3,961)
	01/2019	CHF	152		153	0	(2)
	01/2019	GBP	374,364		478,741	1,655	(266)
	01/2019	JPY	5,355,737		47,384	0	(1,496)
	01/2019	PEN	174,652		51,588	0	(236)
	01/2019		$27,715	ARS	1,103,245	530	0
	01/2019		1,868	AUD	2,587	0	(45)
	01/2019		66,705	CAD	87,930	0	(2,281)
	01/2019		60,799	DKK	397,688	229	0
	01/2019		2,523	EUR	2,211	12	0
	01/2019		176,955	MXN	3,557,758	3,512	0
	01/2019		148,292	RUB	10,000,000	0	(5,180)
	01/2019		158,858	TRY	971,487	23,388	0
	02/2019		7,046	ARS	291,695	164	0
	03/2019		6,349		292,673	701	0
	03/2019		168,365	INR	12,088,644	4,008	0
	03/2019		17,508	RUB	1,175,385	0	(785)
	04/2019	ARS	126,375		$2,970	0	(25)
	04/2019	DKK	3,103		479	0	(1)
	09/2019		$54,267	ARS	2,781,209	1,679	0
	12/2019		9,572		575,746	1,318	0
IND	01/2019	JPY	50,400		$445	0	(15)
	01/2019		$191,435	MXN	3,900,000	6,820	0
JPM	01/2019	AUD	1,661,003		$1,220,135	50,002	0
	01/2019	BRL	3,704,118		1,031,261	75,545	0
	01/2019	EUR	995,924		1,134,143	0	(7,689)
	01/2019	JPY	81,353,320		720,042	0	(22,439)
	01/2019	TRY	930,688		174,042	31	(631)
	01/2019		$11,708	ARS	445,082	0	(86)
	01/2019		971,905	BRL	3,704,118	66	(16,254)
	01/2019		9,210	EUR	8,026	0	(8)
	01/2019		17,664	GBP	14,067	273	0
	01/2019		37,469	MXN	752,648	788	0
	02/2019	PEN	243,000		$71,732	0	(278)
	02/2019	SEK	1,483,285		164,630	0	(3,308)
	02/2019	TRY	471,314		85,944	0	(826)
	02/2019		$1,167,647	TRY	6,866,668	96,519	0
	02/2019	ZAR	105,253		$7,135	0	(149)
	04/2019	BRL	24,390		6,188	0	(64)
	12/2019		$3,424	ARS	202,732	410	0
MSB	01/2019	BRL	339,700		$87,308	14	(353)
	01/2019	TRY	355,017		64,463	0	(2,137)
	01/2019		$88,062	BRL	339,700	0	(415)
	01/2019		147,324	RUB	9,943,434	0	(5,022)
	02/2019		30,880	BRL	121,259	350	0
	02/2019		29,453	RUB	1,964,064	0	(1,406)
	03/2019		44,248	INR	3,153,775	722	0
MYI	01/2019	EUR	158,710		$180,760	0	(1,202)
	01/2019	GBP	425,891		543,940	886	0
	01/2019	JPY	93,192,191		825,941	0	(24,588)
	01/2019	NZD	884,344		606,824	13,172	0
	01/2019		$2,512	AUD	3,557	0	(6)
	01/2019		9,476	MXN	192,890	329	0
	04/2019		80,719	DKK	521,725	0	(17)
RBC	01/2019		12,813	MXN	261,630	487	0
RYL	01/2019		14,958		298,096	169	0
	02/2019		14,829	RUB	1,000,000	0	(547)
SCX	01/2019	AUD	1,935,068		$1,413,892	50,688	0
	01/2019	BRL	1,125,000		299,896	9,630	0
	01/2019	NZD	510,156		350,003	7,540	0
	01/2019	TRY	1,609,847		300,853	0	(1,147)
	01/2019		$290,338	BRL	1,125,000	0	(71)
	01/2019		28,708	DKK	188,395	203	0
	01/2019		92,107	RUB	6,167,636	0	(3,804)
	01/2019		64,644	TRY	428,155	15,676	0
	02/2019	EUR	248,465	SEK	2,545,169	2,464	0
	02/2019	TRY	511,090		$90,836	0	(3,257)
SOG	01/2019		$219,575	RUB	14,751,218	0	(8,467)
	05/2019		461	TRY	2,381	0	(43)
SSB	01/2019		1,965	AUD	2,788	0	(1)
	01/2019		88,269	CAD	117,314	0	(2,316)
	01/2019		11,548	MXN	235,503	424	0
TOR	01/2019	EUR	4,528,845		$5,149,297	0	(43,049)
	01/2019	TRY	214,950		40,005	0	(318)
UAG	01/2019	JPY	24,772,300		219,134	0	(6,954)
	01/2019		$7,742	MXN	155,950	186	0
	01/2019		87,736	RUB	5,936,726	0	(2,775)
	01/2019		93,795	TRY	581,809	15,350	0
	02/2019		148,365	RUB	9,907,970	0	(6,877)

Total Forward Foreign Currency Contracts						$825,101	$(258,993)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-31 5-Year Index	Sell	102.500%	01/16/2019		$173,500	$(868)	$(1,931)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		320,800	(469)	(882)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,416,300	(1,507)	(2,299)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		306,500	(651)	(835)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		138,200	(166)	(186)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		254,200	(464)	(823)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		284,600	(322)	(478)
BPS	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	02/20/2019		217,700	(1,600)	(3,576)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		882,000	(882)	(2,425)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		294,000	(228)	(172)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		250,400	(332)	(535)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		269,700	(227)	(158)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		217,800	(377)	(368)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		31,300	(55)	(72)
CBK	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	01/16/2019		129,400	(531)	(624)
	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	01/16/2019		204,600	(818)	(1,748)
	Put - OTC CDX.HY-31 5-Year Index	Sell	94.000	03/20/2019		196,800	(886)	(707)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		267,600	(342)	(258)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		1,559,200	(1,255)	(913)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		545,800	(1,053)	(1,714)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		202,000	(343)	(341)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		137,000	(134)	(184)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		249,400	(390)	(679)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		154,000	(327)	(355)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		338,600	(372)	(569)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		380,500	(414)	(618)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		1,169,200	(1,403)	(4,165)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		274,200	(466)	(525)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	286,900	(554)	(455)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$225,100	(408)	(614)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		219,800	(409)	(369)
MYC	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	01/16/2019		88,800	(355)	(759)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		272,900	(409)	(443)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		274,800	(293)	(370)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		183,600	(341)	(290)

							$(19,651)	$(31,440)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	5.150	05/20/2019	$24,600	$(1,745)	$(2,597)
	Put - OTC USD versus TRY		5.150	05/20/2019	24,600	(1,656)	(284)
SOG	Call - OTC USD versus TRY		5.150	05/20/2019	7,700	(546)	(813)
	Put - OTC USD versus TRY		5.150	05/20/2019	7,700	(518)	(89)

						$(4,465)	$(3,783)

Total Written Options						$(24,116)	$(35,223)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2023	1.903%		$35,000	$(1,853)	$575	$0	$(1,278)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		38,800	162	(590)	0	(428)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	1.250		6,300	(952)	932	0	(20)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.311		21,400	(719)	796	77	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		20,900	(500)	(13)	0	(513)
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925	EUR	4,900	(484)	(21)	0	(505)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		$26,600	(1,406)	1,430	24	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		46,910	(3,714)	3,675	0	(39)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212		21,600	(841)	719	0	(122)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530		41,600	(1,127)	145	0	(982)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		37,800	(3,600)	2,455	0	(1,145)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.664		11,600	(1,179)	790	0	(389)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		15,000	(825)	154	0	(671)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746		11,500	(372)	382	10	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		32,100	(1,951)	779	0	(1,172)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		137,600	(2,920)	(455)	0	(3,375)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.785		16,500	(1,057)	1,080	23	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		37,644	(3,641)	3,603	0	(38)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300		14,000	(2,243)	2,198	0	(45)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.479		4,200	(584)	552	0	(32)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.795		3,500	(980)	916	0	(64)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.967		1,100	(169)	140	0	(29)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		40,000	4,599	(8,275)	0	(3,676)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		38,500	475	(4,346)	0	(3,871)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		118,300	(6,435)	2,117	0	(4,318)
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.528		12,900	(74)	92	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		21,000	39	(271)	0	(232)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		4,500	(87)	(23)	0	(110)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.785		10,100	(632)	646	14	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		34,913	(5,148)	5,113	0	(35)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.795		27,700	(7,297)	6,788	0	(509)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		10,700	(970)	486	0	(484)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.661		87,800	443	709	1,152	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		2,400	(138)	140	2	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.816		24,800	(1,538)	1,568	30	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		63,750	(5,055)	5,002	0	(53)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212		25,000	(923)	782	0	(141)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		37,400	(4,441)	3,308	0	(1,133)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.664		19,860	(2,138)	1,471	0	(667)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		77,200	(4,906)	3,692	0	(1,214)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		15,400	(1,086)	761	0	(325)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		15,200	(930)	250	0	(680)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199		9,200	107	(56)	51	0
	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		25,100	2,790	(5,097)	0	(2,307)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		41,116	1,101	(5,235)	0	(4,134)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		91,800	(5,367)	2,016	0	(3,351)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		68,900	(410)	(350)	0	(760)
	Deutsche Bank AG	1.000	Quarterly	12/20/2023	3.978	EUR	5,600	(830)	(29)	0	(859)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291		$12,900	(564)	588	24	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		700	(7)	(5)	0	(12)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		142,200	(2,983)	(505)	0	(3,488)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		7,200	(786)	779	0	(7)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		49,313	(2,734)	2,778	44	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.816		138,700	(8,809)	8,979	170	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		18,390	(1,472)	1,457	0	(15)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		30,700	(3,329)	2,399	0	(930)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.664		26,300	(2,281)	1,398	0	(883)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		300	1	1	2	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.508	EUR	18,200	(676)	374	0	(302)

	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$11,100	(556)	60	0	(496)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		36,050	4,003	(7,316)	0	(3,313)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		34,300	1,804	(5,253)	0	(3,449)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605		17,000	17	21	38	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		30,800	109	(449)	0	(340)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.311		13,800	(351)	401	50	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.289		700	0	(7)	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		19,700	(394)	(89)	0	(483)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		3,000	(283)	147	0	(136)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		19,100	(1,327)	925	0	(402)
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		25,900	3,036	(5,417)	0	(2,381)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199		3,500	27	(8)	19	0
	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		50,000	5,717	(10,313)	0	(4,596)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		35,000	1,794	(5,313)	0	(3,519)
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746		34,500	(1,171)	1,202	31	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		104,300	(5,303)	1,496	0	(3,807)
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.528		12,900	(74)	92	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		42,000	(458)	(6)	0	(464)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	1.250		7,300	(1,106)	1,082	0	(24)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		79,900	(733)	(667)	0	(1,400)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		90,400	(1,931)	(286)	0	(2,217)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		21,950	(2,327)	2,305	0	(22)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300		900	(134)	131	0	(3)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.479		9,600	(1,402)	1,328	0	(74)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.795		30,407	(8,279)	7,720	0	(559)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.967		21,800	(3,761)	3,179	0	(582)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		1,900	(176)	90	0	(86)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		42,400	(1,409)	1,447	38	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.816		9,700	(600)	612	12	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.995		3,100	(577)	578	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	1.025		2,700	(368)	368	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		10,800	(821)	812	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.357		76,300	(1,669)	688	0	(981)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530		443,100	(7,070)	(3,394)	0	(10,464)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		8,400	(950)	696	0	(254)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		9,400	(601)	453	0	(148)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		62,300	(4,361)	3,048	0	(1,313)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		15,800	(816)	(39)	0	(855)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199		2,900	38	(22)	16	0
	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		32,000	3,576	(6,517)	0	(2,941)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		42,300	1,128	(5,381)	0	(4,253)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		14,500	(778)	249	0	(529)
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.528		12,900	(62)	80	18	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.208		9,285	(141)	81	0	(60)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		55,100	243	(851)	0	(608)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291		25,800	(1,059)	1,108	49	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.311		5,200	(161)	180	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		137,200	(1,086)	(1,319)	0	(2,405)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		169,550	(3,213)	(946)	0	(4,159)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		79,102	(7,962)	7,882	0	(80)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300		10,600	(1,795)	1,761	0	(34)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.479		3,140	(445)	421	0	(24)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.795		13,900	(4,157)	3,902	0	(255)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		6,600	(605)	306	0	(299)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		38,300	(1,615)	1,649	34	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.816		40,240	(2,226)	2,275	49	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		26,370	(2,048)	2,026	0	(22)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.357		13,100	(59)	(109)	0	(168)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		18,340	(1,888)	1,332	0	(556)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.664		14,861	(2,032)	1,533	0	(499)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		26,700	(1,655)	1,235	0	(420)
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005		5,500	39	(592)	0	(553)
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746		13,500	(602)	614	12	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.528		12,900	(56)	74	18	0
	Deutsche Bank AG	1.000	Quarterly	12/20/2023	3.978	EUR	3,700	(549)	(19)	0	(568)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.291		$12,900	(564)	589	25	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.311		22,200	(766)	846	80	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		171,300	(3,696)	(506)	0	(4,202)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		13,418	(1,236)	1,222	0	(14)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.967		7,400	(1,201)	1,003	0	(198)
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925	EUR	4,900	(469)	(36)	0	(505)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		$27,300	(824)	848	24	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.816		31,700	(2,220)	2,259	39	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	1.046		34,600	(3,812)	3,797	0	(15)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		37,800	(4,481)	4,450	0	(31)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212		34,400	(1,340)	1,146	0	(194)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.623		9,200	(845)	566	0	(279)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		11,600	(819)	575	0	(244)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		154,200	(9,595)	2,699	0	(6,896)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		91,000	(5,032)	105	0	(4,927)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	8.004		68,800	7,692	(14,015)	0	(6,323)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		36,600	123	(527)	0	(404)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		50,100	(4,637)	4,586	0	(51)
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.426		1,400	(150)	166	16	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.661		13,000	62	109	171	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		5,000	(289)	293	4	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	1.062		9,100	(1,126)	1,118	0	(8)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.453		424,900	(8,072)	298	0	(7,774)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		7,600	(534)	374	0	(160)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.969		175,400	(3,681)	(2,459)	0	(6,140)
NGF	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		15,700	(816)	243	0	(573)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		24,300	(371)	(225)	0	(596)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		26,500	107	53	160	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		9,700	(597)	444	0	(153)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		39,700	(2,847)	2,010	0	(837)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		23,400	(1,213)	(54)	0	(1,267)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.582		19,300	1,130	(156)	974	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765		800	(59)	42	0	(17)

								$(207,295)	$62,883	$3,556	$(147,968)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$41,033	$(23,030)	$22,008	$0	$(1,022)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,956	(2,802)	2,087	0	(715)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	183,978	(5,160)	6,305	1,145	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	92	73	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	10,083	(2,410)	1,680	0	(730)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	12,904	(7,290)	6,969	0	(321)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	12,181	(433)	509	76	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	760	168	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	3,501	136	(94)	42	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	16,773	(8,177)	7,176	0	(1,001)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	99,099	(55,773)	53,305	0	(2,468)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,723	(2,046)	2,349	303	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	1,923	103	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,065	(10,161)	9,711	0	(450)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	16,542	(9,351)	6,965	0	(2,386)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	332	0	(674)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	154,939	(4,217)	5,181	964	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192,300	(8,719)	9,809	1,090	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	39,708	1,225	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	969	0	(36)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	300	92	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	26,855	(23,869)	16,354	0	(7,515)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	121,422	(68,249)	65,225	0	(3,024)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	96,651	(53,248)	39,309	0	(13,939)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	281,131	(9,123)	10,872	1,749	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	319,100	(10,824)	12,632	1,808	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,043	347	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	1,362	0	(254)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	598	183	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	15,013	(3,361)	2,274	0	(1,087)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	62,582	(25,265)	23,706	0	(1,559)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,956	(1,727)	1,012	0	(715)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	416,750	(5,102)	575	0	(4,527)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	241,086	(7,135)	8,635	1,500	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,600	(4,228)	4,889	661	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	3,587	136	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	7,673	0	(715)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	1,910	28	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	901	(379)	127	0	(252)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	15	0	(69)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	2,038	0	(3,469)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,600	(4,532)	5,102	570	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	36,562	1,212	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	1,593	0	(1,091)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,845	(2,379)	1,522	0	(857)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,947	(321)	370	49	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,800	(2,567)	2,844	277	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,743	300	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	11,826	0	(576)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	116,353	(14,836)	6,414	0	(8,422)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	20,646	(11,587)	11,073	0	(514)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	12,391	(7,006)	5,219	0	(1,787)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	490	0	(883)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	172,479	(4,763)	5,836	1,073	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	127,000	(4,348)	5,068	720	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,644	134	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	862	0	(33)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	853	171	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	385,000	(6,344)	2,162	0	(4,182)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,341	85	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	56,031	(2,049)	2,398	349	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,400	(820)	924	104	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,209	107	0

						$(559,891)	$511,329	$16,844	$(65,406)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$6,505	$6,367	$0
DUB	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022		$10,000,000	1,050	168,911	169,961	0
GLM	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	07/06/2022		10,000,000	(13,400)	178,720	165,320	0
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(206)	9,756	9,550	0
MYC	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	06/29/2022		$10,000,000	(4,665)	37,949	33,284	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	9,017	8,915	0

								$(17,461)	$410,858	$393,397	$0

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$64,800	$(37)	$221	$210	$(26)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	80,400	(12)	637	625	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	64,800	(124)	(536)	46	(706)

								$(173)	$322	$881	$(732)

Total Swap Agreements								$(784,820)	$985,392	$414,678	$(214,106)

(r)

Securities with an aggregate market value of $157,979 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,511,546	$1,611,243	$5,122,789
Corporate Bonds & Notes
Banking & Finance	0	15,961,808	131,782	16,093,590
Industrials	0	7,244,767	6,133	7,250,900
Specialty Finance	0	104,932	0	104,932
Utilities	0	2,663,430	0	2,663,430
Convertible Bonds & Notes
Industrials	0	27,948	0	27,948
Municipal Bonds & Notes
California	0	6,416	0	6,416
Illinois	0	147,634	0	147,634
Iowa	0	127	0	127
Missouri	0	12,311	0	12,311
Puerto Rico	0	52,707	0	52,707
Texas	0	3,873	0	3,873
U.S. Government Agencies	0	30,054,780	0	30,054,780
U.S. Treasury Obligations	0	18,512,262	0	18,512,262
Non-Agency Mortgage-Backed Securities	0	29,136,619	4,021,490	33,158,109
Asset-Backed Securities	0	25,403,704	693,889	26,097,593
Sovereign Issues	0	4,573,378	0	4,573,378
Mutual Funds	2	0	0	2
Common Stocks
Consumer Discretionary	80,435	0	0	80,435
Energy	0	0	705	705
Financials	0	0	6,057	6,057
Health Care	0	0	151	151
Utilities	441	0	0	441
Warrants
Industrials	0	0	164	164
Information Technology	0	0	60	60
Preferred Securities
Banking & Finance	6,151	127,465	10	133,626
Industrials	0	0	9,606	9,606
Real Estate Investment Trusts
Real Estate	215,651	0	0	215,651
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	194,347	0	194,347
Repurchase Agreements	0	287,014	0	287,014
Short-Term Notes	0	1,068	0	1,068
Argentina Treasury Bills	0	407,106	0	407,106
Greece Treasury Bills	0	12,699	0	12,699
Mexico Treasury Bills	0	50,719	0	50,719
U.S. Treasury Bills	0	22,409	0	22,409
	$302,680	$138,521,069	$6,481,290	$145,305,039

Investments in Affiliates, at Value
Common Stock
Energy	$0	$0	$29,563	$29,563
Industrials	0	$0	5,146	5,146
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,031	$0	$0	$3,031

	$3,031	$0	$34,709	$37,740

Total Investments	$305,711	$138,521,069	$6,515,999	$145,342,779

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,149,521)	$0	$(13,149,521)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34,340	62,814	0	97,154
Over the counter	0	1,238,763	1,016	1,239,779
	$34,340	$1,301,577	$1,016	$1,336,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24,498)	(100,941)	0	(125,439)
Over the counter	0	(508,322)	0	(508,322)

	$(24,498)	$(609,263)	$0	$(633,761)

Total Financial Derivative Instruments	$9,842	$692,314	$1,016	$703,172

Totals	$315,553	$126,063,862	$6,517,015	$132,896,430

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$311,607	$1,472,438	$(192,099)	$(31)	$332	$(23,138)	$116,674	$(74,540)	$1,611,243	$(21,746)
Corporate Bonds & Notes
Banking & Finance	70,557	65,480	(835)	0	(12)	(3,408)	0	0	131,782	(3,408)
Industrials	6,588	0	(475)	(6)	(13)	39	0	0	6,133	39
Non-Agency Mortgage-Backed Securities	4,543,314	3,796,040	(1,878,632)	(204)	(53,336)	82,560	0	(2,468,252)	4,021,490	122,801
Asset-Backed Securities	505,041	676,608	(495,024)	(250)	123	2,644	4,747	0	693,889	4,381
Common Stocks
Energy	1,091	0	0	0	0	(386)	0	0	705	(386)
Financials	8,278	0	0	0	0	(2,221)	0	0	6,057	(2,221)
Health Care	162	0	0	0	0	(11)	0	0	151	(11)
Warrants
Industrials	225	0	0	0	0	(61)	0	0	164	(61)
Information Technology	7	0	0	0	0	53	0	0	60	53
Preferred Securities
Banking & Finance	0	0	0	0	0	10	0	0	10	10
Industrials	11,408	1,538	0	0	0	(3,340)	0	0	9,606	(3,340)

	$5,458,278	$6,012,104	$(2,567,065)	$(491)	$(52,906)	$52,741	$121,421	$(2,542,792)	$6,481,290	$96,111

Investments in Affiliates, at Value
Common Stocks
Energy	$46,644	$0	$0	$0	$0	$(17,081)	$0	$0	$29,563	$(17,081)
Industrials	4,674	0	0	0	0	472	0	0	5,146	472

	$51,318	$0	$0	$0	$0	$(16,609)	$0	$0	$34,709	$(16,609)

Financial Derivative Instruments - Assets
Over the counter	$903	$0	$2	$0	$(36)	$147	$0	$0	$1,016	$147

Totals	$5,510,499	$6,012,104	$(2,567,063)	$(491)	$(52,942)	$36,279	$121,421	$(2,542,792)	$6,517,015	$79,649

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$575,032	Proxy Pricing	Base Price	96.340 - 99.926
	1,036,211	Third Party Vendor	Broker Quote	39.500 - 101.249
Corporate Bonds & Notes
Banking & Finance	15,480	Other Valuation Techniques (3)	—	—
	116,302	Proxy Pricing	Base Price	98.750 - 98.809
Industrials	5,176	Proxy Pricing	Base Price	106.000
	957	Third Party Vendor	Broker Quote	104.300
Non-Agency Mortgage-Backed Securities	3,916,645	Proxy Pricing	Base Price	46.230 - 1,324.820
	104,845	Third Party Vendor	Broker Quote	93.000
Asset-Backed Securities	7,200	Other Valuation Techniques (3)	—	—
	681,897	Proxy Pricing	Base Price	2.641 - 130,698.450
	4,792	Third Party Vendor	Broker Quote	95.750 - 100.000
Common Stocks
Energy	705	Other Valuation Techniques (3)	—	—
Financials	6,057	Fundamental Valuation	Company Equity Value	GBP 659,300,000.000
Health Care	151	Third Party Vendor	Broker Quote	EUR 1.600
Warrants
Industrials	164	Other Valuation Techniques (3)	—	—
Information Technology	60	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	10	Other Valuation Techniques (3)	—	—
Industrials	9,606	Fundamental Valuation	Company Equity Value	$417,000,000.000
Investments in Affiliates, at Value
Common Stock
Energy	29,563	Other Valuation Techniques (3)	—	—
Industrials	5,146	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	974	Other Valuation Techniques (3)	—
	42	Other Valuation Techniques (3)	—

Total	$6,517,015

(1)

Net Purchases and Sales/Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Fund (U.S. Dollar-Hedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.4% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	5,000	$4,545
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	131,380	3,364
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		8,364	222
59.257% (ARLLMONP) due 06/21/2020 ~(a)		200,580	5,737

Total Argentina (Cost $24,194)			13,868

AUSTRALIA 0.3%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Five Trust
2.954% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	11,576	8,141

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma
2.800% due 05/13/2045 •		2,766	1,948
RESIMAC Bastille Trust
3.229% due 12/16/2059 •		$3,355	3,352

			5,300

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	8,973	7,097

Total Australia (Cost $24,194)			20,538

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	2,007
5.999% due 01/27/2028		27,369	25,837
6.125% due 01/17/2022		3,258	3,352
7.250% due 03/17/2044		900	890
7.375% due 01/17/2027		11,400	11,736

			43,822

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	5,795

Total Brazil (Cost $51,047)			49,617

CANADA 5.0%
CORPORATE BONDS & NOTES 1.5%
Bank of Nova Scotia
1.875% due 04/26/2021		$33,900	33,109
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		9,700	9,759
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		10,400	10,367
3.488% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,678
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,200	10,498
HSBC Bank Canada
3.300% due 11/28/2021		$22,600	22,851
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,277
2.300% due 03/22/2021		22,000	21,703

Toronto-Dominion Bank
2.500% due 01/18/2022		29,300	28,964

			148,206

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
2.259% due 06/01/2020	CAD	6,334	4,642
2.459% due 07/01/2020		16,392	12,044
2.459% due 08/01/2020		6,166	4,526
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		3,068	2,240
3.650% due 08/12/2053		6,200	4,533

			27,985

SOVEREIGN ISSUES 3.2%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		10,440	8,946
Province of Alberta
1.250% due 06/01/2020		35,000	25,361
2.350% due 06/01/2025		33,600	24,136
Province of British Columbia
2.300% due 06/18/2026		7,400	5,305
Province of Ontario
2.500% due 04/27/2026		$4,000	3,867
2.600% due 06/02/2025	CAD	229,400	167,730
3.150% due 06/02/2022		3,400	2,557
3.500% due 06/02/2024		50,000	38,382
Province of Quebec
3.000% due 09/01/2023		19,200	14,411
3.500% due 12/01/2022		6,500	4,965
4.250% due 12/01/2021		8,800	6,814
5.000% due 12/01/2038		8,100	7,584
6.000% due 10/01/2029		3,200	3,020

			313,078

Total Canada (Cost $514,091)			489,269

CAYMAN ISLANDS 3.7%
ASSET-BACKED SECURITIES 3.3%
Atlas Senior Loan Fund Ltd.
3.296% due 02/17/2026 •		$2,834	2,822
Bowman Park CLO Ltd.
3.857% due 11/23/2025 •		19,500	19,481
Brookside Mill CLO Ltd.
3.269% due 01/17/2028 •		6,200	6,130
Cent CLO Ltd.
3.506% due 10/15/2026 •		23,400	23,206
CIFC Funding Ltd.
3.350% due 10/25/2027 •		18,450	18,212
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •		2,171	2,168
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		5,600	5,561
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		23,000	22,984
3.642% due 06/20/2027 •		15,400	15,303
Flagship CLO Ltd.
3.286% due 01/16/2026 •		5,200	5,181
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		12,050	11,891
Monarch Grove CLO
3.370% due 01/25/2028 •		15,000	14,848
Mountain Hawk CLO Ltd.
3.289% due 07/20/2024 •		7,081	7,065
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		4,400	4,392
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •		7,550	7,493
Oaktree CLO Ltd.
3.689% due 10/20/2026 •		8,500	8,499
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		6,850	6,765
3.536% due 04/15/2026 •		3,033	3,033
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		4,695	4,688
OZLM Ltd.
3.600% due 07/30/2027 •		23,300	23,114
Sound Point CLO Ltd.
3.359% due 01/20/2028 •		11,800	11,705
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		8,746	8,743

Symphony CLO Ltd.
3.316% due 04/15/2028 •		4,650	4,633
Telos CLO Ltd.
3.399% due 04/17/2028 •		13,050	13,028
TICP CLO Ltd.
3.309% due 04/20/2028 •		41,100	40,637
Tralee CLO Ltd.
3.869% due 10/20/2028 •		20,600	20,257
Venture CLO Ltd.
3.316% due 04/15/2027 •		4,500	4,453
WhiteHorse Ltd.
3.379% due 04/17/2027 •		4,900	4,876

			321,168

CORPORATE BONDS & NOTES 0.4%
Ambac LSNI LLC
7.803% due 02/12/2023 •		917	921
Goodman HK Finance
4.375% due 06/19/2024		4,800	4,824
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,414
QNB Finance Ltd.
4.057% (US0003M + 1.350%) due 05/31/2021 ~		4,400	4,437
Sands China Ltd.
4.600% due 08/08/2023		4,000	3,983
5.125% due 08/08/2025		4,100	4,067
5.400% due 08/08/2028		9,200	8,907
Tencent Holdings Ltd.
3.595% due 01/19/2028		1,300	1,224

			35,777

Total Cayman Islands (Cost $359,916)			356,945

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	639
China Government International Bond
3.380% due 05/23/2023		4,600	681
4.080% due 08/22/2023		4,600	701

Total China (Cost $2,147)			2,021

DENMARK 2.6%
CORPORATE BONDS & NOTES 2.6%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	35,000	5,408
2.000% due 10/01/2047		157,283	24,380
2.500% due 10/01/2047		83	13
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		121,548	18,806
2.500% due 10/01/2037		10,981	1,792
2.500% due 10/01/2047		100	16
Nykredit Realkredit A/S
1.500% due 10/01/2037		104,000	16,083
2.000% due 10/01/2047		690,082	106,798
2.500% due 10/01/2036		5,903	966
2.500% due 10/01/2047		2,172	349
Realkredit Danmark A/S
2.000% due 10/01/2047		506,534	78,469
2.500% due 07/01/2036		19,160	3,126
2.500% due 07/01/2047		79	13

Total Denmark (Cost $244,334)			256,219

FRANCE 3.7%
CORPORATE BONDS & NOTES 1.4%
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		$5,300	5,219
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,021
1.875% due 03/28/2019		$12,500	12,481
1.875% due 01/29/2020		5,500	5,450
1.875% due 09/15/2021		43,000	41,907
2.000% due 01/22/2021	EUR	19,500	23,359
2.250% due 02/18/2020		$14,400	14,316
2.500% due 01/25/2021		4,650	4,626
3.250% due 09/26/2023		6,800	6,895

Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,898
Pernod Ricard S.A.
4.450% due 01/15/2022		800	817
5.750% due 04/07/2021		1,000	1,049

			136,038

SOVEREIGN ISSUES 2.3%
France Government International Bond
2.000% due 05/25/2048	EUR	128,800	160,296
3.250% due 05/25/2045		38,900	61,296

			221,592

Total France (Cost $331,503)			357,630

GERMANY 1.3%
ASSET-BACKED SECURITIES 0.1%
Red & Black Auto Germany UG
0.132% due 09/15/2025 •	EUR	2,726	3,126
SC Germany Auto UG
0.032% due 12/13/2026 •		1,711	1,960

			5,086

CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~		700	781
1.875% due 02/28/2020	GBP	500	629
3.150% due 01/22/2021		$2,000	1,934
3.284% (US0003M + 0.815%) due 01/22/2021 ~		19,900	18,997
3.766% (US0003M + 1.290%) due 02/04/2021 ~		6,500	6,324
4.250% due 02/04/2021		9,200	9,069
4.250% due 10/14/2021		39,000	38,155
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,558
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	14,098
5.375% due 04/23/2024		15,000	11,379
Volkswagen Bank GmbH
0.109% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	3,700	4,164
0.625% due 09/08/2021		3,200	3,641
Volkswagen Leasing GmbH
0.132% (EUR003M + 0.450%) due 07/06/2021 •		2,700	3,041

			116,770

Total Germany (Cost $129,035)			121,856

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,501

Total Guernsey, Channel Islands (Cost $16,768)			16,501

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd.
3.900% due 04/06/2028		$5,960	5,983
ICBCIL Finance Co. Ltd.
2.125% due 09/29/2019		5,200	5,150

Total Hong Kong (Cost $11,082)			11,133

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
3.500% due 03/18/2020		$3,100	3,089

Total India (Cost $3,082)			3,089

INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	406
5.710% due 11/15/2023		800	815

Total Indonesia (Cost $1,187)			1,221

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.4%
Castle Park CLO
0.682% due 01/15/2028 •	EUR	1,300	1,493
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •		10,000	11,453
SCF Rahoituspalvelut DAC
0.135% due 11/25/2025 •		2,281	2,615
Toro European CLO DAC
0.900% due 10/15/2030 •		23,700	27,034

			42,595

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	700
4.625% due 10/30/2020		700	705
AIB Group PLC
4.750% due 10/12/2023		3,200	3,172
Bank of Ireland
7.375% due 06/18/2020 •(g)	EUR	4,229	5,067
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~		800	874
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$6,800	6,706
2.400% due 09/23/2021		1,900	1,838
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		1,150	1,130

			20,192

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	33,250

Total Ireland (Cost $93,446)			96,037

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$8,000	7,857
4.125% due 01/17/2048		6,300	6,184

Total Israel (Cost $14,192)			14,041

ITALY 3.1%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)	EUR	9,900	10,831
7.000% due 01/19/2021 •(g)		1,600	1,861
7.750% due 01/11/2027 •(g)		11,050	13,296
UniCredit SpA
7.830% due 12/04/2023		$22,190	23,237

			49,225

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Apulia Finance SRL
0.462% due 06/20/2058 •	EUR	924	1,059

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		56,300	63,484
1.450% due 11/15/2024		83,600	92,574
2.350% due 09/15/2024 (f)		1,935	2,342
2.450% due 09/01/2033		3,300	3,532
2.500% due 11/15/2025		36,200	42,013
2.950% due 09/01/2038		13,300	14,507
4.500% due 03/01/2024		22,500	29,003

Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	8,609

			256,064

Total Italy (Cost $314,294)			306,348

JAPAN 9.6%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,584
2.241% due 02/16/2021		2,300	2,249
2.362% due 05/28/2021		100	98
3.122% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,606
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		3,400	3,366
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		6,324	6,262
Mizuho Financial Group, Inc.
3.651% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,495
3.771% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,792
3.922% due 09/11/2024 •		9,600	9,707
NTT Finance Corp.
1.900% due 07/21/2021		2,400	2,315
ORIX Corp.
3.250% due 12/04/2024		2,500	2,424
Seven & i Holdings Co. Ltd.
3.350% due 09/17/2021		2,200	2,207
Sumitomo Mitsui Financial Group, Inc.
4.447% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,537

			133,642

SOVEREIGN ISSUES 8.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,737
2.000% due 10/19/2021		1,600	1,559
Japan Bank for International Cooperation
2.375% due 11/16/2022		4,900	4,812
3.250% due 07/20/2023		7,800	7,908
3.375% due 10/31/2023		4,000	4,078
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	53,691
2.625% due 04/20/2022		2,000	1,976
3.375% due 09/27/2023		10,600	10,778
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	69,949
1.400% due 09/20/2034		14,680,000	156,390
1.700% due 09/20/2032		40,530,000	444,685
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,640
2.500% due 06/08/2022		6,300	6,191

			800,394

Total Japan (Cost $872,878)			934,036

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	226
2.875% due 07/31/2043		400	475
Aptiv PLC
3.150% due 11/19/2020		$700	695

Total Jersey, Channel Islands (Cost $1,456)			1,396

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$6,700	6,587
3.500% due 03/20/2027		54,200	54,047

Total Kuwait (Cost $60,425)			60,634

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$14,600	15,465

Total Lithuania (Cost $15,412)			15,465

LUXEMBOURG 0.2%
ASSET-BACKED SECURITIES 0.0%
Bavarian Sky S.A.
0.032% due 07/15/2026 •	EUR	3,000	3,436

CORPORATE BONDS & NOTES 0.2%
Allergan Funding SCS
1.500% due 11/15/2023		700	809
3.000% due 03/12/2020		$2,000	1,992
Aroundtown S.A.
1.625% due 01/31/2028	EUR	2,200	2,260
Emerald Bay S.A.
0.000% due 10/08/2020 (d)		6,541	7,064
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		7,200	8,291

			20,416

Total Luxembourg (Cost $24,416)			23,852

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.1%
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	6,450	7,322
Chapel BV
0.042% due 07/17/2066 •		3,081	3,512
0.344% due 11/17/2064 •		443	508

			11,342

CORPORATE BONDS & NOTES 0.8%
BNG Bank NV
4.750% due 03/06/2023	AUD	11,010	8,460
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	5,976	7,031
6.625% due 06/29/2021 •(g)		3,000	3,742
6.875% due 03/19/2020		15,800	19,576
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,284
2.820% due 01/19/2022		2,700	2,642
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	1,849
ING Bank NV
2.625% due 12/05/2022		$25,000	24,632
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		2,700	2,588
Mylan NV
3.150% due 06/15/2021		1,800	1,764
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	2,500	3,108
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		$100	86
3.250% due 04/15/2022	EUR	3,400	3,934
Volkswagen International Finance NV
4.000% due 08/12/2020		$400	403

			81,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.682% due 07/17/2041 •	EUR	1,200	1,299

Total Netherlands (Cost $93,763)			93,740

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond
6.000% due 05/15/2021	NZD	10,000	7,379

Total New Zealand (Cost $8,033)			7,379

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,302

3.250% due 06/28/2023		6,500	6,563

			26,865

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	6,754

Total Norway (Cost $34,799)			33,619

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,687
4.000% due 10/25/2023		1,450	420

Total Poland (Cost $31,607)			34,107

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	20,700	6,878

Total Portugal (Cost $23,288)			6,878

QATAR 1.5%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,654
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,012

			8,666

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~		47,900	47,501

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
3.875% due 04/23/2023		58,650	59,408
4.500% due 04/23/2028		30,800	32,223

			91,631

Total Qatar (Cost $145,346)			147,798

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021		$74,300	71,675
2.875% due 03/04/2023		5,600	5,393
3.250% due 10/26/2026		6,200	5,811
3.625% due 03/04/2028		16,900	16,024
4.000% due 04/17/2025		32,800	32,581
4.500% due 04/17/2030		32,500	32,384

Total Saudi Arabia (Cost $167,147)			163,868

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,830
3.500% due 09/18/2027		4,100	3,857
3.609% (US0003M + 1.050%) due 05/02/2021 ~		2,000	2,009
Clifford Capital Pte. Ltd.
3.380% due 03/07/2028		9,400	9,387
DBS Bank Ltd.
3.300% due 11/27/2021		7,600	7,664
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		11,500	11,496
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		3,700	3,441

Total Singapore (Cost $39,765)			39,684

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$64,405	64,492
5.250% due 02/18/2024		19,817	21,350

Total Slovenia (Cost $85,065)			85,842

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$3,700	3,737

Total South Korea (Cost $3,679)			3,737

SPAIN 2.0%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	4,000	4,555
7.000% due 02/19/2019 •(g)		1,400	1,604
Banco Santander S.A.
6.250% due 09/11/2021 •(g)		4,500	5,072

			11,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •		308	353

SOVEREIGN ISSUES 1.9%
Autonomous Community of Catalonia
4.220% due 04/26/2035		3,500	4,166
4.801% due 07/31/2020		8,000	9,625
4.900% due 09/15/2021 (k)		17,700	21,839
4.950% due 02/11/2020		14,000	16,708
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,447
Spain Government International Bond
1.400% due 07/30/2028		88,700	101,511
2.900% due 10/31/2046		28,400	34,882
5.250% due 04/06/2029	GBP	900	1,354

			191,532

Total Spain (Cost $202,058)			203,116

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Development Bank
5.250% due 03/23/2022	AUD	200	153
Asian Development Bank
0.500% due 03/24/2020		7,300	5,012
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,218
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,084
0.500% due 12/21/2023		500	317
European Investment Bank
0.500% due 06/21/2023		13,600	8,710
0.500% due 08/10/2023		20,700	13,190

Total Supranational (Cost $41,362)			34,684

SWEDEN 4.6%
CORPORATE BONDS & NOTES 4.6%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	68,401
2.250% due 09/21/2022		507,100	60,864
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	50,075
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	33,254
Stadshypotek AB
1.500% due 12/15/2021		525,000	61,395

2.500% due 09/18/2019		98,000	11,271
2.500% due 04/05/2022		$21,700	21,384
4.500% due 09/21/2022	SEK	440,000	57,079
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	37,053
2.000% due 06/17/2026		102,000	12,099
Swedbank Hypotek AB
1.000% due 06/15/2022		326,100	37,585

Total Sweden (Cost $447,096)			450,460

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
6.500% due 08/08/2023		$12,914	13,503
6.500% due 08/08/2023 (h)		1,700	1,778
Credit Suisse Group AG
3.869% due 01/12/2029 •		2,600	2,425
3.978% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,019
7.500% due 07/17/2023 •(g)(h)		3,630	3,548
UBS AG
2.200% due 06/08/2020		18,300	18,017
3.347% due 06/08/2020 •		30,400	30,396
5.125% due 05/15/2024		11,600	11,572
7.625% due 08/17/2022 (h)		8,347	8,910
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		1,300	1,286
3.000% due 04/15/2021		4,600	4,566

			112,020

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,409

Total Switzerland (Cost $124,502)			123,429

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,845

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		7,100	6,905
3.125% due 10/11/2027		12,900	12,352

			19,257

Total United Arab Emirates (Cost $29,874)			29,102

UNITED KINGDOM 10.3%
CORPORATE BONDS & NOTES 5.0%
Barclays Bank PLC
5.125% due 01/08/2020		$1,200	1,219
7.625% due 11/21/2022 (h)		41,439	43,019
Barclays PLC
4.046% (US0003M + 1.430%) due 02/15/2023 ~		19,300	18,578
4.610% due 02/15/2023 •		14,300	14,189
6.500% due 09/15/2019 •(g)	EUR	6,950	7,780
7.000% due 09/15/2019 •(g)	GBP	5,300	6,626
7.750% due 09/15/2023 •(g)(h)		$13,000	12,538
7.875% due 09/15/2022 •(g)	GBP	1,400	1,791
8.000% due 12/15/2020 •(g)	EUR	8,100	9,857
BAT International Finance PLC
2.750% due 06/15/2020		$2,100	2,064
BG Energy Capital PLC
4.000% due 10/15/2021		1,000	1,014
British Telecommunications PLC
9.625% due 12/15/2030		7,950	10,773
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	5,450	7,263
FCE Bank PLC
1.875% due 06/24/2021	EUR	2,400	2,744
Frontier Finance PLC
8.000% due 03/23/2022	GBP	25,800	32,032
HSBC Holdings PLC
3.426% (US0003M + 0.650%) due 09/11/2021 ~		$23,900	23,593
4.156% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,364
4.292% due 09/12/2026 •		11,000	10,872

4.583% due 06/19/2029 •		3,400	3,376
4.750% due 07/04/2029 •(g)	EUR	9,600	9,964
5.007% (US0003M + 2.240%) due 03/08/2021 ~		$18,500	18,956
5.875% due 09/28/2026 •(g)	GBP	5,700	6,967
6.500% due 03/23/2028 •(g)(h)		$5,800	5,278
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,600	2,562
Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~		8,300	8,219
3.300% due 05/07/2021		10,200	10,172
4.875% due 03/30/2027	GBP	10,900	16,826
5.800% due 01/13/2020		$2,200	2,252
Lloyds Banking Group PLC
4.450% due 05/08/2025		4,200	4,178
6.375% due 06/27/2020 •(g)	EUR	500	567
7.000% due 06/27/2019 •(g)	GBP	21,064	26,910
7.625% due 06/27/2023 •(g)		2,900	3,812
7.875% due 06/27/2029 •(g)		1,700	2,329
Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	16,087
6.875% due 06/20/2019 •(g)	GBP	1,700	2,190
Natwest Markets PLC
0.084% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	15,100	17,224
0.625% due 03/02/2022		5,000	5,567
RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	1,300	1,587
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,569
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	100	115
3.875% due 09/12/2023		$1,100	1,056
4.086% (US0003M + 1.470%) due 05/15/2023 ~		200	194
4.372% (US0003M + 1.550%) due 06/25/2024 ~		27,700	26,483
4.519% due 06/25/2024 •		10,000	9,822
7.500% due 08/10/2020 •(g)(h)		6,400	6,352
8.625% due 08/15/2021 •(g)(h)		1,000	1,038
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	14,768
3.125% due 01/08/2021		4,000	3,935
3.373% due 01/05/2024 •		5,000	4,748
3.823% due 11/03/2028 •		2,600	2,355
7.375% due 06/24/2022 •(g)	GBP	1,000	1,283
Tesco PLC
6.125% due 02/24/2022		1,395	1,966
Tesco Property Finance PLC
5.411% due 07/13/2044		9,671	13,364
7.623% due 07/13/2039		933	1,553
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	12,374
WPP Finance
4.750% due 11/21/2021		$2,400	2,446

			491,760

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Business Mortgage Finance PLC
2.887% due 02/15/2041 •	GBP	5,244	6,667
EuroMASTR PLC
1.106% due 06/15/2040 •		145	175
Eurosail PLC
0.000% due 12/10/2044 •	EUR	2,366	2,674
0.000% due 12/15/2044 •		7,714	8,237
0.000% due 03/13/2045 •		200	225
1.060% due 03/13/2045 •	GBP	33	42
1.067% due 06/10/2044 •		3,413	4,309
1.600% due 09/13/2045 •		1,621	1,957
1.850% due 06/13/2045 •		880	1,088
Finsbury Square PLC
1.603% due 03/12/2059 •		5,422	6,896
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	20	22
0.000% due 03/18/2039 •		1,320	1,468
1.046% due 06/18/2039 •	GBP	32	39
2.931% due 06/18/2039 •		$1,201	1,157
Landmark Mortgage Securities PLC
1.126% due 06/17/2038 •	GBP	27	33
Ludgate Funding PLC
0.000% due 01/01/2061 •	EUR	195	207
Mansard Mortgages PLC
1.556% due 12/15/2049 •	GBP	7,777	9,572
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	4,185	4,262
0.289% due 12/15/2050 •		7,964	8,745
0.939% due 12/15/2050 •		1,654	1,790
0.987% due 12/01/2050 •	GBP	71	85

1.106% due 12/15/2050 •		3,610	4,177
1.189% due 12/15/2050 •	EUR	2,712	2,890
1.906% due 12/15/2050 •	GBP	3,638	4,414
2.156% due 12/15/2050 •		2,050	2,476
Paragon Mortgages PLC
0.009% due 06/15/2041 •	EUR	300	324
0.044% due 05/15/2041 •		272	299
1.247% due 05/15/2041 •	GBP	27	34
Resloc UK PLC
1.066% due 12/15/2043 •		687	819
1.126% due 12/15/2043 •		1,183	1,363
Ripon Mortgages PLC
1.689% due 08/20/2056 •		28,642	36,340
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	124	129
1.050% due 06/12/2044 •	GBP	2,153	2,558
1.073% due 06/12/2044 •		5,802	6,884
2.926% due 06/12/2044 •		$300	283
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	6	7
1.107% due 06/10/2059 •	GBP	3,890	4,718
1.257% due 06/10/2059 •		899	1,085
1.457% due 06/10/2059 •		703	852
1.657% due 06/10/2059 •		749	897
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	4,942
1.710% due 12/21/2049 •		61,759	78,142
2.410% due 12/21/2049 •		6,230	7,896
2.910% due 12/21/2049 •		3,115	3,956
3.410% due 12/21/2049 •		1,780	2,256
3.910% due 12/21/2049 •		1,780	2,240

			229,631

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society
10.250% ~		19,280	3,434

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.0%
United Kingdom Gilt
1.500% due 07/22/2047		$42,600	50,487
3.250% due 01/22/2044		99,800	163,146
3.500% due 01/22/2045		3,900	6,680
4.250% due 12/07/2040		40,600	74,995

			295,308

Total United Kingdom (Cost $1,054,038)			1,020,133

UNITED STATES 39.7%
ASSET-BACKED SECURITIES 4.3%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033 Ø		$146	141
ACE Securities Corp. Home Equity Loan Trust
2.896% due 02/25/2036 •		16,660	11,405
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.446% due 06/25/2029 •		221	213
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.326% due 02/25/2034 •		375	362
Asset-Backed Funding Certificates Trust
2.636% due 01/25/2037 •		6,013	4,315
Asset-Backed Securities Corp. Home Equity Loan Trust
3.601% due 02/25/2035 •		9,804	9,896
3.805% due 04/15/2033 •		1,036	1,027
Bear Stearns Asset-Backed Securities Trust
2.726% due 03/25/2037 •		10,667	9,038
3.166% due 10/25/2032 •		12	12
3.306% due 10/27/2032 •		40	39
3.506% due 10/25/2037 •		47	48
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •		314	240
2.656% due 12/25/2036 •		7,350	3,677
2.666% due 12/25/2036 •		3,588	2,296
2.676% due 05/25/2037 •		3,354	3,336
2.686% due 01/25/2037 •		7,042	5,038

2.766% due 03/25/2036 •	8,565	7,281
2.806% due 08/25/2036 •	16,899	15,675
4.569% due 10/25/2037 Ø	2,067	2,137
Citigroup Mortgage Loan Trust, Inc.
2.766% due 03/25/2037 •	3,076	2,778
2.766% due 06/25/2037 •	3,726	3,596
Countrywide Asset-Backed Certificates
2.636% due 12/25/2036 ^•	1,546	1,423
2.646% due 05/25/2035 •	5,339	5,078
2.646% due 06/25/2035 •	7,858	7,138
2.646% due 08/25/2037 ^•	5,979	5,595
2.666% due 05/25/2036 •	4,552	4,073
2.676% due 06/25/2047 •	1,695	1,683
2.706% due 06/25/2047 ^•	8,220	7,270
2.746% due 03/25/2036 •	1,823	1,629
2.796% due 07/25/2036 •	5,114	5,022
2.846% due 12/25/2036 ^•	383	204
3.156% due 01/25/2036 •	4,900	4,606
4.788% due 08/25/2035 ^~	1,599	1,445
Countrywide Asset-Backed Certificates Trust
3.511% due 10/25/2035 •	12,200	12,120
4.081% due 12/25/2034 •	10,071	9,719
4.740% due 10/25/2035 ~	51	52
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	44	43
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •	5	3
First Franklin Mortgage Loan Trust
3.406% due 03/25/2034 •	1,309	1,309
Fremont Home Loan Trust
2.656% due 10/25/2036 •	8,189	4,196
2.776% due 02/25/2036 •	7,522	6,060
GSAA Home Equity Trust
2.686% due 03/25/2036 •	9,053	4,709
GSAA Trust
5.995% due 03/25/2046 ^~	1,334	899
GSAMP Trust
2.636% due 12/25/2046 •	11,171	7,330
Home Equity Asset Trust
3.106% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
2.676% due 04/25/2037 •	5,579	4,169
2.746% due 04/25/2037 •	10,606	7,969
HSI Asset Securitization Corp. Trust
2.766% due 04/25/2037 •	8,655	4,996
2.916% due 01/25/2036 •	4,500	4,379
JPMorgan Mortgage Acquisition Trust
2.616% due 08/25/2036 •	69	51
2.641% due 07/25/2036 •	4,488	3,624
Long Beach Mortgage Loan Trust
3.026% due 08/25/2045 •	2,517	2,437
3.066% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
2.606% due 08/25/2036 •	8,084	3,989
2.656% due 03/25/2036 •	1,007	716
2.656% due 10/25/2036 •	13,952	6,207
2.726% due 10/25/2036 •	4,151	1,866
3.241% due 10/25/2035 •	10,803	9,888
Merrill Lynch Mortgage Investors Trust
2.586% due 09/25/2037 •	39	22
2.626% due 02/25/2037 •	55	24
3.226% due 05/25/2036 •	755	743
MESA Trust
3.306% due 12/25/2031 •	99	98
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 10/25/2036 •	1,077	1,020
2.646% due 05/25/2037 •	4,560	3,487
2.656% due 11/25/2036 •	13,121	8,996
2.746% due 06/25/2036 •	5,647	3,848
Morgan Stanley Home Equity Loan Trust
2.676% due 04/25/2037 •	13,699	8,926
2.736% due 04/25/2037 •	10,085	6,615
2.856% due 04/25/2037 •	1,451	964
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^Ø	1,701	724
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.796% due 03/25/2036 •	5,923	5,772
NovaStar Mortgage Funding Trust
2.636% due 03/25/2037 •	23,215	17,344
Option One Mortgage Loan Trust
2.646% due 02/25/2037 •	17,345	10,645
2.696% due 01/25/2036 •	106	106
2.726% due 05/25/2037 •	2,883	2,000
3.286% due 02/25/2035 •	7,954	7,712
RAAC Trust
3.006% due 02/25/2037 •	8,000	7,454

Renaissance Home Equity Loan Trust
3.506% due 12/25/2033 •		49	49
5.294% due 01/25/2037 Ø		14,518	7,696
5.675% due 06/25/2037 ^Ø		16,477	7,242
5.731% due 11/25/2036 Ø		27,251	15,189
Residential Asset Mortgage Products Trust
2.726% due 12/25/2035 •		3,346	2,933
2.806% due 03/25/2036 •		3,169	3,092
3.066% due 06/25/2032 •		46	44
Residential Asset Securities Corp. Trust
3.346% due 09/25/2034 •		971	960
Saxon Asset Securities Trust
4.256% due 12/25/2037 •		6,046	5,653
4.306% due 05/25/2031 •		1,157	1,040
Securitized Asset-Backed Receivables LLC Trust
2.636% due 05/25/2037 ^•		310	230
2.676% due 08/25/2036 ^•		724	302
SLM Student Loan Trust
1.450% due 03/15/2038 •	GBP	3,550	4,377
Soundview Home Loan Trust
2.566% due 11/25/2036 •		$41	17
2.756% due 11/25/2036 •		10,717	9,856
2.776% due 12/25/2036 •		8,457	7,741
Structured Asset Securities Corp. Mortgage Loan Trust
2.666% due 03/25/2036 •		2,561	2,409
2.726% due 12/25/2036 •		19,167	16,216
2.736% due 05/25/2047 •		4,478	4,264
WaMu Asset-Backed Certificates WaMu Trust
2.796% due 05/25/2037 •		6,761	5,675
Wells Fargo Home Equity Asset-Backed Securities Trust
2.736% due 01/25/2037 •		21,575	19,010

			424,956

CORPORATE BONDS & NOTES 8.2%
Ally Financial, Inc.
4.250% due 04/15/2021		200	197
8.000% due 03/15/2020		100	104
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
American Honda Finance Corp.
2.932% (US0003M + 0.350%) due 11/05/2021 ~		3,600	3,549
American International Group, Inc.
4.200% due 04/01/2028		2,500	2,418
American Tower Corp.
1.950% due 05/22/2026	EUR	3,800	4,364
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		$342	336
3.300% due 02/01/2023		6,600	6,432
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028		2,600	2,493
4.375% due 04/15/2038		4,300	3,853
Arrow Electronics, Inc.
3.250% due 09/08/2024		2,400	2,238
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	21,195
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$23,900	23,830
3.488% (US0003M + 0.750%) due 06/01/2021 ~		24,500	24,352
3.956% (US0003M + 1.180%) due 06/12/2024 ~		14,900	14,463
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~		14,500	14,481
7.125% due 10/15/2020		1,100	1,157
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	989
4.350% due 04/20/2028		4,100	3,884
Bank of America Corp.
5.875% due 03/15/2028 •(g)		12,150	11,077
BAT Capital Corp.
2.297% due 08/14/2020		2,000	1,953
3.204% due 08/14/2020 •		11,400	11,290
3.557% due 08/15/2027		8,600	7,653
4.390% due 08/15/2037		4,300	3,534
Bayer U.S. Finance LLC
2.750% due 07/15/2021		400	390
3.452% (US0003M + 0.630%) due 06/25/2021 ~		4,900	4,836
3.798% (US0003M + 1.010%) due 12/15/2023 ~		8,300	7,942
3.875% due 12/15/2023		2,700	2,654
4.250% due 12/15/2025		10,300	10,044
4.375% due 12/15/2028		8,700	8,328
Boston Scientific Corp.
6.000% due 01/15/2020		1,400	1,436
Brandywine Operating Partnership LP
3.950% due 11/15/2027		1,000	952
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,362

Campbell Soup Co.
3.300% due 03/15/2021		4,400	4,379
3.650% due 03/15/2023		6,900	6,735
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,383
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		3,100	3,105
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,321
4.191% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,034
4.464% due 07/23/2022		12,050	12,175
4.908% due 07/23/2025		2,500	2,488
6.384% due 10/23/2035		3,696	3,807
CIMIC Group Ltd.
1.000% due 06/03/2019 (i)		20,600	20,211
Citigroup, Inc.
2.050% due 06/07/2019		5,000	4,979
3.696% (US0003M + 0.930%) due 06/07/2019 ~		15,600	15,638
CNH Industrial Capital LLC
4.375% due 11/06/2020		500	504
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		2,100	2,080
Continental Resources, Inc.
4.375% due 01/15/2028		4,200	3,961
CVS Health Corp.
2.750% due 12/01/2022		1,000	963
3.350% due 03/09/2021		1,900	1,895
3.700% due 03/09/2023		6,100	6,040
4.100% due 03/25/2025		3,200	3,176
4.300% due 03/25/2028		6,300	6,180
4.780% due 03/25/2038		1,100	1,058
Dell International LLC
4.420% due 06/15/2021		3,700	3,698
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		12,100	12,047
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~		12,769	12,759
EMC Corp.
2.650% due 06/01/2020		2,300	2,209
Enable Midstream Partners LP
3.900% due 05/15/2024		900	864
4.950% due 05/15/2028		3,000	2,847
Energy Transfer Operating LP
4.650% due 06/01/2021		1,000	1,018
EQT Corp.
3.567% (US0003M + 0.770%) due 10/01/2020 ~		2,300	2,241
Equinix, Inc.
2.875% due 03/15/2024	EUR	5,100	5,845
ERAC USA Finance LLC
2.350% due 10/15/2019		$700	695
Eversource Energy
2.750% due 03/15/2022		2,100	2,056
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	4,100	4,709
1.700% due 06/30/2022	GBP	3,700	4,636
Ford Motor Credit Co. LLC
0.114% due 05/14/2021 •	EUR	2,300	2,521
1.897% due 08/12/2019		$4,000	3,961
2.597% due 11/04/2019		300	297
2.681% due 01/09/2020		3,800	3,738
2.989% (US0003M + 0.430%) due 11/02/2020 ~		400	389
3.200% due 01/15/2021		1,000	969
3.305% (US0003M + 0.880%) due 10/12/2021 ~		2,600	2,496
3.408% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,107
3.448% due 08/12/2019 •		4,800	4,782
3.470% due 04/05/2021		400	389
5.750% due 02/01/2021		3,300	3,367
8.125% due 01/15/2020		600	623
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,574
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		2,700	2,659
4.000% due 04/17/2025		500	493
6.610% due 10/15/2022		4,500	4,755
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		100	98
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		6,600	6,368
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,500	4,302
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		9,400	8,969
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		7,900	7,894
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,868

3.500% due 10/05/2021	2,600	2,609
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020	3,800	3,804
International Lease Finance Corp.
8.250% due 12/15/2020	500	538
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~	5,600	5,550
3.086% due 04/26/2021 •	13,700	13,645
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021	900	871
Kilroy Realty LP
3.450% due 12/15/2024	1,800	1,741
Kinder Morgan, Inc.
5.000% due 02/15/2021	1,600	1,640
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	11,800	11,706
Lifestorage LP
3.500% due 07/01/2026	4,400	4,134
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	6,000	5,961
MGM Resorts International
6.750% due 10/01/2020	200	206
Morgan Stanley
3.414% (US0003M + 0.800%) due 02/14/2020 ~	20,500	20,501
Navient Corp.
5.000% due 10/26/2020	200	192
5.875% due 03/25/2021	300	288
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	22,100	22,077
3.107% (US0003M + 0.400%) due 08/21/2020 ~	23,800	23,776
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	400	390
ONEOK, Inc.
4.550% due 07/15/2028	2,400	2,383
Plains All American Pipeline LP
2.600% due 12/15/2019	700	690
Reynolds American, Inc.
3.250% due 06/12/2020	800	795
6.875% due 05/01/2020	900	937
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	206
Sempra Energy
2.936% (US0003M + 0.500%) due 01/15/2021 ~	1,100	1,082
3.238% (US0003M + 0.450%) due 03/15/2021 ~	6,400	6,272
SL Green Operating Partnership LP
3.250% due 10/15/2022	2,200	2,127
Southern Co.
2.350% due 07/01/2021	10,900	10,603
2.750% due 06/15/2020	900	890
3.104% (US0003M + 0.490%) due 02/14/2020 ~	22,500	22,465
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	2,100	2,075
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~	900	895
Spirit AeroSystems, Inc.
3.588% (US0003M + 0.800%) due 06/15/2021 ~	1,100	1,092
3.950% due 06/15/2023	3,100	3,094
Springleaf Finance Corp.
8.250% due 12/15/2020	3,200	3,320
Sprint Capital Corp.
6.900% due 05/01/2019	1,400	1,412
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	4,300	4,230
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	500	498
3.600% due 08/15/2021	700	702
4.500% due 03/01/2021	1,100	1,125
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •	2,700	2,671
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~	3,800	3,787
Verizon Communications, Inc.
2.625% due 08/15/2026	7,000	6,361
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,200	1,165
4.125% due 03/16/2027	9,400	9,429
4.329% due 09/21/2028	19,035	19,163
VMware, Inc.
2.300% due 08/21/2020	500	490
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	18,900	18,779
3.558% (US0003M + 0.940%) due 11/12/2021 ~	17,900	17,732
3.875% due 11/13/2020	4,400	4,423
4.000% due 11/12/2021	13,600	13,636
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	5,800	5,781

Waste Management, Inc.
4.750% due 06/30/2020	1,400	1,433
Wells Fargo & Co.
3.597% (US0003M + 1.110%) due 01/24/2023 ~	19,200	19,025
Wells Fargo Bank N.A.
3.550% due 08/14/2023	4,800	4,785
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	400	396
3.150% due 04/01/2022	18,556	18,155

		801,875

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	9,900	9,272
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~	13,457	12,939
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~	286	276

		22,487

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	100	147
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	900	950
California State General Obligation Bonds, Series 2017
3.127% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,571
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	700	708
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	1,580	1,702
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	665	675
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	619
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,137

		20,509

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
4.156% due 09/25/2035 ^~	158	148
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	307	282
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	3,493	3,205
Banc of America Funding Trust
3.945% due 03/20/2036 ~	161	155
4.447% due 01/20/2047 ^~	163	156
4.631% due 02/20/2036 ~	1,329	1,313
4.647% due 11/20/2034 ~	425	415
5.500% due 01/25/2036	161	137
6.000% due 03/25/2037 ^	298	262
6.020% due 10/20/2046 ^~	59	46
Banc of America Mortgage Trust
3.959% due 04/25/2035 ~	212	198
4.363% due 09/25/2035 ^~	33	32
4.368% due 06/25/2035 ~	252	238
BCAP LLC Trust
2.793% due 01/26/2047 •	517	476
4.120% due 02/26/2036 ~	58	59
5.250% due 02/26/2036 ~	766	582
5.250% due 04/26/2037	1,834	1,524
5.250% due 08/26/2037 ~	453	461
Bear Stearns Adjustable Rate Mortgage Trust
3.123% due 05/25/2034 ~	110	101
4.271% due 05/25/2034 ~	160	157
4.368% due 02/25/2034 ~	19	19
4.383% due 07/25/2034 ~	142	144
4.486% due 10/25/2033 ~	87	87
4.715% due 11/25/2034 ~	3	4
4.810% due 01/25/2035 ~	339	341
Bear Stearns ALT-A Trust
3.848% due 08/25/2036 ^~	804	656
3.867% due 08/25/2036 ^~	1,374	908
3.918% due 08/25/2036 ^~	208	183
3.952% due 11/25/2036 ^~	394	350
3.975% due 01/25/2036 ^~	232	231
4.144% due 11/25/2035 ^~	81	71
4.209% due 09/25/2035 ^~	3,169	2,632
Bear Stearns Structured Products, Inc. Trust
5.425% due 12/26/2046 ^~	52	48

Chase Mortgage Finance Trust
3.614% due 07/25/2037 ~	920	821
4.369% due 02/25/2037 ~	372	376
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 05/25/2036 •	1,017	1,000
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	81	77
Citigroup Mortgage Loan Trust
3.436% due 03/25/2037 ^~	685	574
4.202% due 07/25/2046 ^~	835	763
4.238% due 09/25/2037 ^~	840	807
4.380% due 08/25/2035 ~	36	36
4.490% due 05/25/2035 •	71	71
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.132% due 09/25/2035 ^~	2,661	2,441
Commercial Mortgage Trust
0.607% due 03/10/2046 ~(a)	13,000	313
1.360% due 01/10/2046 ~(a)	6,250	279
1.921% due 07/10/2046 ~(a)	6,141	139
Countrywide Alternative Loan Trust
2.646% due 04/25/2047 •	1,033	985
2.660% due 09/20/2046 •	5,213	4,392
2.676% due 01/25/2037 ^•	159	155
2.680% due 03/20/2046 •	84	76
2.680% due 05/20/2046 ^•	696	577
2.680% due 07/20/2046 ^•	561	429
2.696% due 09/25/2046 ^•	747	688
2.716% due 07/25/2046 ^•	55	49
2.786% due 02/25/2037 •	311	282
2.856% due 05/25/2037 ^•	489	282
2.906% due 09/25/2035 ^•	246	195
2.923% due 11/25/2035 •	305	278
2.956% due 09/25/2035 ^•	1,517	1,203
3.407% due 11/25/2047 ^•	3,499	3,009
3.463% due 11/25/2035 •	295	279
3.537% due 11/25/2047 ^•	8,131	7,048
3.557% due 08/25/2035 •	348	345
3.888% due 02/25/2037 ^~	149	145
5.000% due 11/25/2035	6,547	5,296
5.250% due 06/25/2035 ^	155	142
6.250% due 08/25/2037 ^	447	371
6.500% due 08/25/2032	28	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.046% due 03/25/2035 •	552	529
3.086% due 04/25/2035 •	17	16
3.146% due 03/25/2035 •	511	465
3.166% due 02/25/2035 •	11	11
3.538% due 05/20/2036 ~	414	396
3.686% due 03/25/2037 ^~	248	226
3.790% due 04/20/2036 ~	8,011	7,372
3.791% due 02/25/2047 ^~	274	244
3.837% due 09/20/2036 ^~	147	127
3.910% due 08/25/2034 ^~	47	45
4.136% due 08/25/2034 ^~	133	129
4.290% due 11/25/2034 ~	645	642
4.571% due 02/20/2036 ^•	625	584
4.587% due 11/19/2033 ~	6	7
6.000% due 08/25/2037	1,856	1,532
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	11	11
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	16,942	97
0.709% due 11/10/2046 ~(a)	11,847	107
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.646% due 07/25/2047 •	555	531
2.696% due 08/25/2047 •	10,856	9,824
3.256% due 10/25/2047 •	3,457	3,054
Downey Savings & Loan Association Mortgage Loan Trust
2.790% due 07/19/2045 ^•	16	0
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	114	94
4.739% due 10/25/2035 ~	112	111
GMAC Mortgage Corp. Loan Trust
4.190% due 06/25/2034 ~	25	25
GreenPoint Mortgage Funding Trust
2.686% due 01/25/2037 •	531	496
2.716% due 04/25/2036 •	527	491
3.046% due 11/25/2045 •	117	103
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	18	18
GS Mortgage Securities Corp.
1.518% due 02/10/2046 ~(a)	11,917	611
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)	18,988	1,177
GSR Mortgage Loan Trust
3.830% due 03/25/2033 •	78	77

3.903% due 05/25/2035 ~	155	150
3.941% due 04/25/2035 ~	25	25
4.300% due 09/25/2035 ~	288	293
4.464% due 11/25/2035 ~	374	377
4.807% due 01/25/2035 ~	280	280
HarborView Mortgage Loan Trust
2.650% due 07/19/2046 ^•	1,193	917
2.660% due 09/19/2037 •	897	848
2.710% due 03/19/2036 ^•	148	137
4.065% due 07/19/2035 ^~	131	124
HomeBanc Mortgage Trust
3.228% due 04/25/2037 ^~	172	160
3.594% due 04/25/2037 ^~	1,224	1,121
Impac CMB Trust
3.226% due 10/25/2034 •	820	803
3.286% due 10/25/2034 •	358	350
3.506% due 07/25/2033 •	26	25
IndyMac Mortgage Loan Trust
2.686% due 07/25/2047 •	3,057	2,585
2.696% due 09/25/2046 •	3,056	2,733
2.746% due 06/25/2037 •	685	676
2.756% due 02/25/2037 •	967	676
2.806% due 11/25/2035 ^•	213	162
2.806% due 06/25/2037 ^•	395	241
3.261% due 03/25/2036 ~	6,428	5,905
3.896% due 08/25/2036 ~	571	562
4.261% due 12/25/2034 ~	64	64
4.460% due 11/25/2035 ^~	435	428
JPMBB Commercial Mortgage Securities Trust
1.117% due 04/15/2047 ~(a)	53,475	880
JPMorgan Alternative Loan Trust
2.746% due 10/25/2036 •	17,865	16,779
4.330% due 12/25/2035 ^~	7,598	6,642
5.500% due 11/25/2036 ^~	5	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.008% due 12/15/2047 ~(a)	54,095	1,777
4.070% due 11/15/2043	263	266
JPMorgan Mortgage Trust
3.968% due 02/25/2036 ^~	451	376
4.115% due 11/25/2033 ~	84	85
4.305% due 10/25/2035 ~	18	18
4.376% due 07/25/2035 ~	131	131
4.500% due 09/25/2035 ~	183	181
Luminent Mortgage Trust
2.676% due 12/25/2036 •	1,977	1,867
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •	1,821	1,638
3.106% due 05/25/2047 ^•	1,085	894
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	382	71
6.000% due 03/25/2036 ^	1,698	1,608
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.892% due 10/20/2029 •	13	14
2.935% due 06/15/2030 •	26	26
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	593	571
2.756% due 11/25/2035 •	811	763
3.977% due 06/25/2035 ~	259	259
4.302% due 02/25/2033 ~	103	101
Morgan Stanley Bank of America Merrill Lynch Trust
1.069% due 05/15/2046 ~(a)	49,267	1,873
1.347% due 02/15/2046 ~(a)	45,395	2,060
1.466% due 08/15/2045 ~(a)	31,962	1,319
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.266% due 08/25/2034 •	18	18
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.786% due 12/25/2035 •	1,388	1,285
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2047 •	1,777	1,076
2.686% due 07/25/2036 ^•	16,930	10,748
2.706% due 12/25/2046 ^•	660	579
2.716% due 04/25/2046 •	50	23
2.776% due 05/25/2046 ^•	384	332
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•	118	58
2.956% due 12/25/2036 ^•	370	111
5.750% due 02/25/2036	6,611	6,440
6.250% due 10/25/2036 ^	210	208
6.500% due 08/25/2036 ^	591	311
Residential Funding Mortgage Securities, Inc. Trust
4.451% due 09/25/2035 ^~	228	190
6.500% due 03/25/2032	33	33
Sequoia Mortgage Trust
4.083% due 09/20/2046 ^~	3,294	2,869
4.696% due 04/20/2035 ~	100	104

Structured Adjustable Rate Mortgage Loan Trust
3.922% due 09/25/2036 ^~	789	605
4.209% due 08/25/2035 ~	465	463
4.232% due 02/25/2034 ~	117	116
4.369% due 04/25/2034 ~	122	124
4.385% due 09/25/2034 ~	29	29
4.483% due 05/25/2036 ^~	340	323
4.528% due 02/25/2036 ^~	715	675
Structured Asset Mortgage Investments Trust
2.696% due 06/25/2036 •	88	87
2.716% due 05/25/2036 •	581	532
2.726% due 05/25/2036 •	3,461	3,132
2.726% due 09/25/2047 •	3,836	3,626
2.766% due 05/25/2046 ^•	39	56
2.806% due 08/25/2036 ^•	1,427	1,171
2.816% due 12/25/2035 ^•	8	8
3.050% due 07/19/2034 •	8	8
3.657% due 08/25/2047 ^•	1,457	1,372
Structured Asset Securities Corp.
2.786% due 01/25/2036 •	1,339	1,242
Structured Asset Securities Corp. Mortgage Loan Trust
2.796% due 10/25/2036 •	9,191	8,207
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035 ^	400	394
Thornburg Mortgage Securities Trust
2.636% due 06/25/2037 •	9,144	8,805
3.756% due 06/25/2037 ^•	818	758
3.870% due 10/25/2043 ~	46	45
4.216% due 09/25/2037 ~	37	37
4.273% due 06/25/2037 •	3,075	2,925
4.323% due 06/25/2047 ^•	1,890	1,739
4.323% due 06/25/2047 •	35	31
4.373% due 03/25/2037 ^•	749	668
UBS-Barclays Commercial Mortgage Trust
1.640% due 12/10/2045 ~(a)	53,028	2,626
UBS-Citigroup Commercial Mortgage Trust
2.183% due 01/10/2045 ~(a)	12,440	592
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •	192	189
2.579% due 10/25/2046 •	1,151	1,102
2.786% due 11/25/2045 •	3,834	3,683
2.816% due 01/25/2045 •	306	306
2.863% due 12/25/2046 •	149	146
3.137% due 06/25/2046 •	817	794
3.157% due 02/25/2046 •	1,927	1,918
3.246% due 11/25/2034 •	659	651
3.363% due 02/25/2037 ^~	6,137	5,632
3.734% due 04/25/2035 ~	339	344
3.828% due 08/25/2046 ^~	1,421	1,365
3.994% due 09/25/2036 ~	2,787	2,770
4.038% due 10/25/2035 ~	338	334
4.079% due 06/25/2033 ~	43	44
4.280% due 12/25/2035 ~	337	337
Washington Mutual Mortgage Pass-Through Certificates Trust
2.696% due 07/25/2046 •	4,191	3,651
2.756% due 07/25/2046 ^•	9	6
2.927% due 04/25/2047 •	10,470	7,768
2.997% due 05/25/2047 ^•	65	16
3.097% due 07/25/2046 ^•	459	333
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	203	182
4.127% due 03/25/2035 ~	2,050	2,080
4.476% due 10/25/2035 ~	109	110
4.501% due 10/25/2035 ~	600	608
4.503% due 06/25/2035 ~	159	163
4.561% due 04/25/2036 ~	18	18
4.748% due 10/25/2036 ^~	28	28
4.768% due 03/25/2036 ~	19	19
4.903% due 12/25/2033 ~	2	2
Wells Fargo-RBS Commercial Mortgage Trust
0.362% due 03/15/2048 ~(a)	40,000	557
1.210% due 03/15/2045 ~(a)	48,620	1,955
1.276% due 03/15/2048 ~(a)	87,549	3,714

		244,176

U.S. GOVERNMENT AGENCIES 18.0%
Fannie Mae
2.177% due 01/25/2022 ~(a)	17,112	520
2.500% due 04/01/2045	800	755
2.626% due 03/25/2034 •	28	27
2.906% due 06/25/2036 •	551	553
3.006% due 10/25/2040 - 11/25/2040 •	1,322	1,331
3.253% due 06/01/2043 •	45	44
3.500% due 01/01/2021 - 10/01/2048	273,732	273,979

3.575% due 01/01/2023 •	19	19
4.000% due 10/01/2045 - 09/01/2048	134,963	137,715
4.012% due 08/01/2036 •	71	74
4.085% due 04/01/2032 •	7	7
4.125% due 06/01/2035 •	89	91
4.258% due 08/01/2023 •	21	22
4.270% due 12/01/2034 •	120	124
4.295% due 06/01/2021	1,929	1,990
4.490% due 11/01/2034 •	792	838
4.947% due 12/01/2030 •	8	8
6.000% due 04/25/2043 - 07/25/2044	884	983
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049	1,087,400	1,087,527
4.000% due 01/01/2049 - 02/01/2049	183,370	186,853
Freddie Mac
0.843% due 09/25/2022 ~(a)	22,855	589
0.998% due 11/25/2022 ~(a)	32,023	1,016
1.258% due 08/25/2019 ~(a)	36,261	218
1.345% due 11/25/2019 ~(a)	32,311	320
1.492% due 10/25/2021 ~(a)	26,261	921
1.515% due 06/25/2020 ~(a)	30,244	502
1.567% due 01/15/2038 ~(a)	8,603	461
2.649% due 01/15/2038 •	8,603	8,555
2.935% due 10/15/2040 •	2,294	2,316
3.055% due 12/15/2037 •	331	333
3.156% due 02/25/2045 •	120	119
3.357% due 10/25/2044 •	1,620	1,630
3.500% due 07/01/2048	8,879	8,882
4.036% due 06/01/2022 •	32	33
4.521% due 09/01/2035 •	43	45
6.000% due 12/01/2033	519	551
6.500% due 11/15/2023	11	12
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~	42	43
3.125% due 11/20/2030 •	4	4
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	47	48
3.625% due 04/20/2027 - 05/20/2030 •	170	176
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	97	98
3.750% due 08/20/2027 •	15	15
6.000% due 08/20/2034	6,379	6,978
NCUA Guaranteed Notes
2.850% due 11/05/2020 •	21,516	21,597
2.940% due 12/08/2020 •	11,602	11,653
Small Business Administration
5.110% due 04/01/2025	17	18

		1,760,593

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
3.625% due 08/15/2043 (o)	2,200	2,440
5.250% due 02/15/2029	900	1,101
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (m)	7,151	6,943
0.125% due 04/15/2022 (m)	45,129	43,674
0.250% due 01/15/2025 (m)	47,565	45,565
0.500% due 01/15/2028	134,713	128,654
0.625% due 04/15/2023 (m)	4,480	4,407
0.625% due 01/15/2026 (m)	2,448	2,384
0.750% due 02/15/2045 (m)	1,020	915
1.000% due 02/15/2048 (k)	81,015	76,950
2.000% due 01/15/2026 (m)	14,652	15,644
2.375% due 01/15/2025 (m)	1,342	1,451
2.375% due 01/15/2027 (m)	5,267	5,817
2.500% due 01/15/2029 (m)	30,977	35,291
3.875% due 04/15/2029	11,537	14,700
U.S. Treasury Notes
2.000% due 08/15/2025 (k)(m)(o)	17,000	16,400
2.000% due 11/15/2026 (m)(o)	9,600	9,174
2.250% due 11/15/2025 (k)(m)(o)	5,600	5,480
2.625% due 06/15/2021 (m)(o)	5,500	5,519
2.875% due 04/30/2025 (m)(o)	179,700	182,903
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(m)	11,000	9,717

		615,129

Total United States (Cost $3,836,394)		3,889,725

SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (j) 0.3%
			26,549

SHORT-TERM NOTES 0.0%
Nutrien Ltd.
6.750% due 01/15/2019		$4,000	4,004

ARGENTINA TREASURY BILLS 0.1%
(1.729)% due 01/31/2019 - 04/30/2019 (c)(d)	ARS	201,991	5,733

FRANCE TREASURY BILLS 5.1%
(0.635)% due 01/04/2019 - 01/16/2019 (c)(d)	EUR	434,200	497,601

JAPAN TREASURY BILLS 4.5%
(0.169)% due 01/09/2019 - 03/11/2019 (c)(d)	JPY	48,030,000	438,297

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (d)(e)	EUR	40,900	46,896

Total Short-Term Instruments (Cost $1,017,107)			1,019,080

Total Investments in Securities (Cost $10,494,022)			10,538,097

	SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short Asset Portfolio		39,783,513	394,732
PIMCO Short-Term Floating NAV Portfolio III		18,272,078	180,601

Total Short-Term Instruments (Cost $579,146)			575,333

Total Investments in Affiliates (Cost $579,146)			575,333

Total Investments 113.3% (Cost $11,073,168)			$11,113,430
Financial Derivative Instruments (l)(n) (0.4)% (Cost or Premiums, net $35,527)			(44,238)
Other Assets and Liabilities, net (12.9)%			(1,263,714)

Net Assets 100.0%			$9,805,478

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	06/03/2019	12/19/2018	$20,200	$20,211	0.21%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$26,549	U.S. Treasury Notes 2.875% due 09/30/2023	$(27,084)	$26,549	$26,550

Total Repurchase Agreements						$(27,084)	$26,549	$26,550

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	2.370%	10/09/2018	01/09/2019			$(34,138)	$(34,328)
JML	(1.000)	10/09/2018	TBD	(3)	EUR	(1,073)	(1,227)

Total Reverse Repurchase Agreements							$(35,555)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
Sovereign Issues (0.8)%
Canada Government Bond	2.750%	12/01/2048	CAD	93,700	$(78,200)	$(77,471)
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.500	02/01/2049		$3,500	(3,612)	(3,623)

Total Short Sales (0.8)%					$(81,812)	$(81,094)

(k)	Securities with an aggregate market value of $35,903 and cash of $1,254 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(279,528) at a weighted average interest rate of 0.399%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $289 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$112.500	02/22/2019	2,098	$2,098	$18	$2
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	8,669	8,669	74	9
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	119.000	02/22/2019	171	171	2	0

Total Purchased Options					$94	$11

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	30,206	$7,346,854	$1,272	$0	$0
Australia Government 3-Year Note March Futures	03/2019	5,088	402,139	1,707	502	0
Australia Government 10-Year Bond March Futures	03/2019	1,073	100,271	1,018	475	0
Call Options Strike @ EUR 159.500 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	75	1	0	0	0
Canada Government 10-Year Bond March Futures	03/2019	954	95,575	2,948	0	(35)
Euro-Bobl March Futures	03/2019	2,549	387,027	897	0	(88)
Euro-Bund 10-Year Bond March Futures	03/2019	239	44,783	433	0	(52)
Euro-Buxl 30-Year Bond March Futures	03/2019	543	112,371	2,662	0	(510)
Euro-Schatz March Futures	03/2019	8,028	1,029,633	576	0	(92)
Japan Government 10-Year Bond March Futures	03/2019	475	660,809	3,562	650	(260)
U.S. Treasury 5-Year Note March Futures	03/2019	9,986	1,145,269	13,413	2,497	0
U.S. Treasury 10-Year Note March Futures	03/2019	108	13,178	144	42	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	214	34,380	1,682	127	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	18,852	2,971,906	2,598	150	(450)

				$32,912	$4,443	$(1,487)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,064	$(989,076)	$(2,139)	$0	$(102)
90-Day Eurodollar December Futures	12/2020	10,105	(2,463,852)	(19,775)	0	(884)
90-Day Eurodollar March Futures	03/2020	16,037	(3,906,814)	(10,555)	0	(802)
Call Options Strike @ EUR 133.000 on Euro-Bobl March 2019 Futures	02/2019	1,389	(358)	(56)	48	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	655	(503)	(168)	75	0
Euro-BTP Italy Government Bond March Futures	03/2019	919	(134,587)	(5,561)	0	(63)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	5,192	(897,069)	(853)	1,249	0
Put Options Strike @ EUR 131.250 on Euro-Bobl March 2019 Futures	02/2019	1,389	(103)	149	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	655	(143)	172	0	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	18,852	(2,967,401)	(5,670)	150	(901)
United Kingdom Long Gilt March Futures	03/2019	3,607	(566,272)	(194)	598	(1,839)

				$(44,650)	$2,120	$(4,599)

Total Futures Contracts				$(11,738)	$6,563	$(6,086)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.229%	EUR	4,800	$(139)	$52	$(87)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.212		1,000	(18)	0	(18)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.283		$16,500	(476)	241	(235)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.292	EUR	4,900	(78)	(3)	(81)	0	0

							$(711)	$290	$(421)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	3,200	$53	$(11)	$42	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		1,300	(10)	4	(6)	1	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.973		$6,400	113	(105)	8	0	(20)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.843	EUR	4,900	(145)	215	70	0	(10)
Tesco PLC	1.000	Quarterly	06/20/2022	1.146		10,675	(510)	453	(57)	0	(13)
Tesco PLC	1.000	Quarterly	06/20/2025	2.005		5,700	(188)	(208)	(396)	0	(13)

							$(687)	$348	$(339)	$1	$(56)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$19,300	$(1,419)	$992	$(427)	$0	$(32)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		2,400	(47)	21	(26)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	858,300	(10,726)	(4,886)	(15,612)	0	(1,336)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		588,200	(16,857)	7,888	(8,969)	0	(1,137)
iTraxx Europe Senior 30 5-Year Index	(1.000)	Quarterly	12/20/2023		137,200	258	406	664	0	(486)

						$(28,791)	$4,421	$(24,370)	$0	$(2,992)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$2,500	$(47)	$(44)	$(91)	$2	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		14,800	(696)	4	(692)	11	0
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	124,300	2,374	(1,498)	876	286	0

						$1,631	$(1,538)	$93	$299	$0

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$396,900	$0	$88	$88	$0	$(19)
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(61)	(61)	0	(35)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	92	92	6	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	110	110	6	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	348	376	31	0
3-Month USD-LIBOR (6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	(14)	(14)	0	(10)

					$28	$563	$591	$43	$(64)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		19,500	$0	$(492)	$(492)	$0	$(49)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		58,500	25	(1,549)	(1,524)	0	(149)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		18,100	(1)	(469)	(470)	0	(46)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		18,700	0	(503)	(503)	0	(48)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		19,200	0	(534)	(534)	0	(49)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		40,900	(1)	(1,144)	(1,145)	0	(104)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	14,300	13	125	138	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	635,300	(947)	1,914	967	121	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		102,200	(1,338)	2,460	1,122	0	(524)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	393	224	40	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$414,700	(2,392)	5,520	3,128	31	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		9,453,700	627	22,262	22,889	304	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		981,100	19,205	(5,084)	14,121	34	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		245,100	1,495	(1,842)	(347)	0	(36)
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		9,453,700	24	(31,865)	(31,841)	0	(1,297)
Pay (6)	3-Month USD-LIBOR	2.970	Semi-Annual	05/31/2023		200	0	3	3	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		62,400	(1,009)	1,493	484	122	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		566,300	6,883	15,186	22,069	0	(1,106)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		76,970	2,647	2,397	5,044	0	(247)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		332,600	20,127	(7,523)	12,604	0	(1,241)
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		350,800	(4,369)	(4,228)	(8,597)	0	(1,515)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		165,900	(5,066)	8,941	3,875	0	(948)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		99,000	10,534	(3,088)	7,446	0	(546)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		160,000	4,375	(8,945)	(4,570)	0	(953)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	(303)	(303)	0	(103)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	(1,147)	(1,147)	0	(380)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	(216)	(159)	15	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	24	208	14	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	1,260,300	(8,855)	27,362	18,507	1,012	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		324,300	2,110	1,527	3,637	284	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	8	1	0	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		619,000	(4,338)	14,710	10,372	906	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		580,300	1,850	4,493	6,343	878	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		71,500	1,614	(3,918)	(2,304)	0	(63)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	770,600	(54)	1,253	1,199	0	(50)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		637,300	1,807	887	2,694	21	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		353,400	(2,546)	872	(1,674)	11	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		770,600	(445)	(2,000)	(2,445)	0	(311)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		637,300	(278)	(1,576)	(1,854)	0	(339)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2024		40,000	(446)	52	(394)	0	(74)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		15,050	(129)	230	101	72	0
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		45,000	7	204	211	219	0
Pay (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		16,800	58	1,046	1,104	188	0
Pay (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		13,500	937	(72)	865	152	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021	JPY	9,090,000	1,686	(450)	1,236	3	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		69,170,000	(2,050)	4,322	2,272	93	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		40,087,000	(2,938)	(6,524)	(9,462)	0	(186)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		360,000	496	(59)	437	4	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		12,529,671	1,634	(6,177)	(4,543)	0	(115)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		4,990,000	1,169	2,477	3,646	0	(23)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	12/20/2048		9,086,171	280	6,206	6,486	34	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(480)	(480)	28	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(810)	(810)	49	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	(177)	(2,219)	60	0

							$40,424	$35,192	$75,616	$4,695	$(10,502)

Total Swap Agreements							$11,894	$39,276	$51,170	$5,039	$(13,614)

(m)

Securities with an aggregate market value of $162,198 and cash of $17,315 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	462,912	$	347,646	$8,483	$0
	01/2019	DKK	1,723,923		274,183	9,635	0
	01/2019	EUR	476,229		543,670	0	(2,329)
	01/2019	GBP	30,638		39,119	66	0
	01/2019		$4,531	ARS	184,462	279	0
	01/2019		1,061	CAD	1,426	0	(16)
	04/2019	CNH	121,064	$	17,426	0	(197)
BPS	01/2019	BRL	60,747		15,799	125	0
	01/2019	CAD	10,743		7,866	0	(4)
	01/2019		$15,678	BRL	60,747	0	(4)
	01/2019		1,168	CAD	1,564	0	(22)
	01/2019		254,268	DKK	1,679,159	3,410	0
	01/2019		38,872	GBP	30,939	565	0
	01/2019		20,902	KRW	23,558,954	218	0
	01/2019		19,466	NZD	28,616	0	(259)
	02/2019	RON	68,883	EUR	14,732	0	(4)
	02/2019		1,367	$	332	0	(4)
	03/2019	KRW	23,558,954		20,963	0	(249)
	04/2019	CNH	53,781		7,761	0	(67)
	04/2019	DKK	1,669,264		254,798	0	(3,408)
	04/2019		$35,760	CNH	246,668	145	0
	07/2019		14,805		101,425	0	(43)
BRC	01/2019		2,101	GBP	1,659	14	0
	01/2019		3,443	JPY	388,500	103	0
	01/2019		29,487	NOK	251,367	0	(414)
CBK	01/2019	AUD	202,394	$	148,269	5,688	0
	01/2019	BRL	219,726		56,279	0	(413)
	01/2019	DKK	9,883		1,509	0	(8)
	01/2019	EUR	821,807		937,969	0	(4,231)
	01/2019	GBP	9,429		12,052	29	0
	01/2019	MXN	230,416		11,177	0	(536)
	01/2019	SEK	299,550		33,310	0	(511)
	01/2019		$47,201	AUD	65,192	0	(1,275)
	01/2019		56,706	BRL	219,726	0	(14)
	01/2019		16,880	EUR	14,775	59	0
	01/2019		10,572	NOK	91,765	45	0
	01/2019		18,876	SEK	169,731	276	0
	02/2019	CNH	182,356	$	26,227	0	(320)
	02/2019	CZK	5,193		231	0	(1)
	02/2019	EUR	32,793		41,507	3,825	0
	02/2019	JPY	5,830,000		51,956	0	(1,387)
	02/2019		$48,693	COP	155,473,829	0	(928)
	03/2019	KRW	135,446,136	$	120,853	0	(1,096)
	03/2019		$4,071	KRW	4,556,263	31	0
	04/2019	SEK	59,912	EUR	5,766	0	(151)
	04/2019		$1,521	DKK	9,883	8	0
	05/2019	EUR	18,582	$	21,688	132	0
	06/2019	GBP	9,924		13,300	550	0
	06/2019		$386,642	EUR	332,265	0	(457)
	07/2019	CNH	104,468	$	15,500	294	0
	07/2019		$14,790	CNH	101,425	0	(27)
DUB	01/2019	BRL	325,636	$	84,182	163	0
	01/2019		$84,581	BRL	325,636	0	(562)
	01/2019		19,998	EUR	15,900	0	(1,749)
	02/2019	BRL	325,636	$	84,414	547	0
	03/2019		39,878		10,421	185	0
	03/2019		$8,868	MXN	190,250	708	0
	04/2019	SEK	37,096	EUR	3,602	0	(57)
FBF	01/2019		$6,990	RUB	473,070	0	(220)
	02/2019	ARS	137,635	$	3,277	0	(155)
	04/2019	EUR	7,736	SEK	79,347	86	0
GLM	01/2019	CAD	26,140	$	19,540	391	0
	01/2019	CHF	29,085		29,399	0	(192)
	01/2019	EUR	267,032		303,934	0	(2,130)
	01/2019	GBP	3,354		4,272	0	(5)
	01/2019	JPY	8,690,000		77,180	0	(2,117)
	01/2019	NZD	14,222		9,781	235	0
	01/2019	SEK	89,278		9,888	0	(186)
	01/2019		$103,394	AUD	143,939	0	(1,993)
	01/2019		39,197	CAD	52,431	0	(789)
	01/2019		7,283	DKK	46,445	0	(155)
	01/2019		40,608	EUR	35,576	180	0
	01/2019		13,354	GBP	10,533	77	0
	01/2019		23,524	MXN	483,406	1,049	0
	01/2019		34,082	NOK	294,286	17	(58)
	01/2019		31,278	SEK	281,365	490	0
	02/2019		274	CLP	186,290	0	(5)
	02/2019		26,227	CNH	182,251	305	0
	02/2019		271	ILS	995	0	(4)
	02/2019		21,627	RUB	1,432,456	0	(1,171)
	03/2019	IDR	14,851,544	$	1,010	0	(10)
	03/2019	JPY	33,510,000		298,349	0	(8,919)
	04/2019	CNY	19,335		2,773	0	(37)
	06/2019		$176,133	EUR	150,425	0	(1,297)
HUS	01/2019	CAD	31,661	$	23,706	508	0
	01/2019	EUR	308,591		354,242	1,205	(929)
	01/2019	GBP	6,389		8,077	0	(70)
	01/2019	KRW	4,200,000		3,750	0	(15)
	01/2019	NOK	58,168		6,774	44	0
	01/2019	PLN	126,870		34,544	637	0
	01/2019		$1,807	ARS	71,484	39	0
	01/2019		88,167	AUD	122,050	0	(2,192)
	01/2019		24,876	CAD	32,831	0	(821)
	01/2019		15,592	EUR	13,705	121	0
	01/2019		9,439	GBP	7,480	96	0
	01/2019		1,862	JPY	208,700	42	0
	02/2019		51	ARS	2,113	1	0
	02/2019		12,299	AUD	15,470	0	(1,395)
	03/2019	BRL	14,985	$	4,440	594	0
	03/2019		$4,440	MXN	87,446	0	(39)
	03/2019		334	THB	10,996	4	0
	05/2019		22,321	EUR	18,488	0	(873)
	07/2019	CNH	702,978	$	103,020	701	0
	07/2019		$106,459	CNH	730,648	0	(113)
IND	01/2019	NZD	47,000	$	31,975	425	0
	04/2019	CNH	58,801		8,482	0	(77)
JPM	01/2019	AUD	81,844		58,777	1,129	0
	01/2019	CAD	26,276		19,296	48	0
	01/2019	CHF	39,118		39,472	0	(326)
	01/2019	EUR	34,222		39,015	0	(198)
	01/2019	GBP	23,347		29,500	0	(260)
	01/2019	KRW	19,358,954		17,301	0	(54)
	01/2019	NOK	335,079		38,259	0	(496)
	01/2019	SEK	959,186		105,948	0	(2,351)
	01/2019		$373	ARS	14,479	7	0
	01/2019		28,869	AUD	40,979	0	(5)
	01/2019		30,144	EUR	26,016	159	(482)
	01/2019		94,926	MXN	1,955,817	4,272	0
	01/2019		9,996	NZD	14,893	1	0
	01/2019		59,167	SEK	534,088	1,099	0
	02/2019	ZAR	3,031	$	206	0	(4)
	03/2019	IDR	25,389,500		1,751	6	0
	03/2019		$19,182	KRW	21,479,045	157	0
	07/2019	CNH	30,807	$	4,527	43	0
MSB	04/2019		$54,254	CNH	373,210	72	0
	07/2019	CNH	95,246	$	13,936	73	0
MYI	01/2019	AUD	13,582		9,768	202	0
	01/2019	JPY	4,443,205		39,411	0	(1,127)
	01/2019	NZD	73,707		50,426	948	0
	01/2019	SEK	3,185,524		352,186	0	(7,461)
	06/2021		$805	EUR	630	0	(31)
NGF	03/2019	INR	16,114	$	226	0	(4)
	04/2019	CNH	72,262		10,429	0	(90)
RBC	01/2019	EUR	40,900		46,602	0	(369)
SCX	01/2019	GBP	449,042		574,129	1,554	0
	01/2019		$1,070	CAD	1,430	0	(23)
	01/2019		9,824	JPY	1,106,293	269	0
	04/2019	CNH	70,000	$	10,076	0	(114)
	04/2019		$38,450	CNH	265,125	143	0
SOG	01/2019	CHF	12,333	$	12,405	0	(151)
	01/2019	EUR	13,942		15,924	0	(60)
	01/2019		$3,830	RUB	253,766	0	(199)
	02/2019	RON	115,143	EUR	24,599	0	(37)
	03/2019	KRW	1,628,915	$	1,459	0	(8)
SSB	01/2019	JPY	72,628,800		642,070	0	(20,784)
	01/2019		$999	AUD	1,418	0	0
	01/2019		385	GBP	300	0	(2)
	03/2019	SGD	554	$	406	0	(2)
	03/2019	TWD	781,742		25,562	0	(177)
TOR	01/2019		$1,876	SEK	17,040	48	0
UAG	01/2019	EUR	1,958,725	$	2,234,083	0	(11,606)
	01/2019	NOK	2,038		239	3	0
	02/2019		$66,094	RUB	4,404,238	0	(3,201)

Total Forward Foreign Currency Contracts						$53,063	$(96,332)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	EUR	8,100	$498	$309
	Put - OTC EUR versus USD		1.308	09/22/2021		8,100	594	831
CBK	Call - OTC EUR versus USD		1.291	06/24/2021		373	23	14
	Put - OTC EUR versus USD		1.291	06/24/2021		400	29	37
GLM	Call - OTC USD versus CNH	CNH	7.110	02/11/2019	$	55,100	289	46
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	7,456	455	280
	Put - OTC EUR versus USD		1.291	06/24/2021		7,456	540	696

Total Purchased Options							$2,428	$2,213

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019	$	17,000	$(28)	$(28)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		19,500	(41)	(53)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		21,600	(46)	(46)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		27,600	(50)	(89)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		36,000	(41)	(60)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		20,400	(27)	(44)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		16,900	(14)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		18,800	(32)	(32)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		9,400	(17)	(22)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		18,500	(24)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		115,700	(93)	(68)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		39,300	(76)	(123)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		13,700	(23)	(23)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		10,200	(16)	(28)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		17,900	(38)	(41)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		21,400	(24)	(36)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		20,400	(19)	(33)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		23,000	(39)	(44)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	25,500	(49)	(40)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	$	17,800	(32)	(49)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		10,500	(20)	(18)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		19,800	(30)	(32)

							$(779)	$(937)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	28,225	$(896)	$(1,702)
	Call - OTC GBP versus USD		1.440	06/14/2019		28,197	(406)	(127)
GLM	Put - OTC USD versus CNH	CNH	6.840	02/11/2019		$55,100	(301)	(305)

							$(1,603)	$(2,134)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$0

Total Written Options						$(2,465)	$(3,071)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	Quarterly	03/20/2019	0.129%		$4,000	$0	$(12)	$0	$(12)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154		4,500	(156)	27	0	(129)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154		16,740	(598)	119	0	(479)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346		14,700	(363)	(49)	0	(412)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614		29,700	(566)	74	0	(492)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154		26,260	(909)	157	0	(752)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346		47,500	(1,188)	(143)	0	(1,331)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154		25,300	(898)	174	0	(724)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614		11,800	(228)	32	0	(196)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154		31,100	(1,092)	201	0	(891)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346		27,200	(678)	(84)	0	(762)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346		13,100	(314)	(53)	0	(367)

								$(6,990)	$443	$0	$(6,547)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.113%		$2,100	$(105)	$11	$0	$(94)
BRC	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	300	(44)	3	0	(41)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$1,900	(96)	11	0	(85)
GST	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		1,900	(98)	(5)	0	(103)
HUS	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	300	(42)	0	0	(42)
	Qatar Government International Bond	1.000	Quarterly	06/20/2023	0.753		$2,300	27	(2)	25	0
JPM	Barclays PLC	1.000	Quarterly	12/20/2023	3.022	EUR	4,300	(403)	(61)	0	(464)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$2,300	(129)	26	0	(103)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		12,600	(699)	17	0	(682)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		2,900	(151)	(6)	0	(157)

								$(1,740)	$(6)	$25	$(1,771)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,244	$(1,127)	$1,117	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	56,300	$63,836	$1,014	$(478)	$536	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	14,300	17,446	(12)	508	496	0
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	355,100	402,630	5,948	(2,596)	3,352	0
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		317,600	360,111	6,971	(4,002)	2,969	0
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		459,000	520,437	8,205	(3,837)	4,368	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	18,100	22,085	531	94	625	0
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	467,200	529,735	7,405	(2,945)	4,460	0

								$30,062	$(13,256)	$16,806	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$(837)	$0	$(837)
CBK	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	(515)	0	(515)
	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	(302)	0	(302)

								$0	$(1,654)	$0	$(1,654)

Total Swap Agreements								$23,576	$(15,600)	$17,948	$(9,972)

(o)

Securities with an aggregate market value of $54,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$13,868	$0	$13,868
Australia
Asset-Backed Securities	0	8,141	0	8,141
Non-Agency Mortgage-Backed Securities	0	5,300	0	5,300
Sovereign Issues	0	7,097	0	7,097
Brazil
Corporate Bonds & Notes	0	43,822	0	43,822
Loan Participations and Assignments	0	0	5,795	5,795
Canada
Corporate Bonds & Notes	0	148,206	0	148,206
Non-Agency Mortgage-Backed Securities	0	27,985	0	27,985
Sovereign Issues	0	313,078	0	313,078
Cayman Islands
Asset-Backed Securities	0	321,168	0	321,168
Corporate Bonds & Notes	0	35,777	0	35,777
China
Sovereign Issues	0	2,021	0	2,021
Denmark
Corporate Bonds & Notes	0	256,219	0	256,219
France
Corporate Bonds & Notes	0	136,038	0	136,038
Sovereign Issues	0	221,592	0	221,592
Germany
Asset-Backed Securities	0	5,086	0	5,086
Corporate Bonds & Notes	0	116,770	0	116,770
Guernsey, Channel Islands
Corporate Bonds & Notes	0	16,501	0	16,501
Hong Kong
Corporate Bonds & Notes	0	11,133	0	11,133
India
Corporate Bonds & Notes	0	3,089	0	3,089
Indonesia
Corporate Bonds & Notes	0	1,221	0	1,221
Ireland
Asset-Backed Securities	0	42,595	0	42,595
Corporate Bonds & Notes	0	20,192	0	20,192
Sovereign Issues	0	33,250	0	33,250
Israel
Sovereign Issues	0	14,041	0	14,041
Italy
Corporate Bonds & Notes	0	49,225	0	49,225
Non-Agency Mortgage-Backed Securities	0	1,059	0	1,059
Sovereign Issues	0	256,064	0	256,064
Japan
Corporate Bonds & Notes	0	133,642	0	133,642
Sovereign Issues	0	800,394	0	800,394
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,396	0	1,396
Kuwait
Sovereign Issues	0	60,634	0	60,634
Lithuania
Sovereign Issues	0	15,465	0	15,465
Luxembourg
Asset-Backed Securities	0	3,436	0	3,436
Corporate Bonds & Notes	0	20,416	0	20,416
Netherlands
Asset-Backed Securities	0	11,342	0	11,342
Corporate Bonds & Notes	0	81,099	0	81,099
Non-Agency Mortgage-Backed Securities	0	1,299	0	1,299
New Zealand
Sovereign Issues	0	7,379	0	7,379
Norway
Corporate Bonds & Notes	0	26,865	0	26,865
Sovereign Issues	0	6,754	0	6,754
Poland
Sovereign Issues	0	34,107	0	34,107
Portugal
Corporate Bonds & Notes	0	6,878	0	6,878
Qatar
Corporate Bonds & Notes	0	8,666	0	8,666
Loan Participations and Assignments	0	47,501	0	47,501
Sovereign Issues	0	91,631	0	91,631
Saudi Arabia
Sovereign Issues	0	163,868	0	163,868
Singapore
Corporate Bonds & Notes	0	39,684	0	39,684
Slovenia
Sovereign Issues	0	85,842	0	85,842
South Korea
Sovereign Issues	0	3,737	0	3,737
Spain
Corporate Bonds & Notes	0	11,231	0	11,231
Non-Agency Mortgage-Backed Securities	0	353	0	353
Sovereign Issues	0	191,532	0	191,532
Supranational
Corporate Bonds & Notes	0	34,684	0	34,684
Sweden
Corporate Bonds & Notes	0	450,460	0	450,460
Switzerland
Corporate Bonds & Notes	0	112,020	0	112,020
Sovereign Issues	0	11,409	0	11,409
United Arab Emirates
Corporate Bonds & Notes	0	9,845	0	9,845
Sovereign Issues	0	19,257	0	19,257
United Kingdom
Corporate Bonds & Notes	0	491,760	0	491,760
Non-Agency Mortgage-Backed Securities	0	229,631	0	229,631
Preferred Securities	0	3,434	0	3,434
Sovereign Issues	0	295,308	0	295,308
United States
Asset-Backed Securities	0	424,956	0	424,956
Corporate Bonds & Notes	0	801,875	0	801,875
Loan Participations and Assignments	0	22,487	0	22,487
Municipal Bonds & Notes	0	20,509	0	20,509
Non-Agency Mortgage-Backed Securities	0	244,176	0	244,176
U.S. Government Agencies	0	1,760,593	0	1,760,593
U.S. Treasury Obligations	0	615,129	0	615,129
Short-Term Instruments
Repurchase Agreements	0	26,549	0	26,549
Short-Term Notes	0	4,004	0	4,004
Argentina Treasury Bills	0	5,733	0	5,733
France Treasury Bills	0	497,601	0	497,601
Japan Treasury Bills	0	438,297	0	438,297
Netherlands Treasury Bills	0	46,896	0	46,896
	$0	$10,532,302	$5,795	$10,538,097

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$575,333	$0	$0	$575,333

Total Investments	$575,333	$10,532,302	$5,795	$11,113,430

Short Sales, at Value - Liabilities
Sovereign Issues	0	(77,471)	0	(77,471)
U.S. Government Agencies	0	(3,623)	0	(3,623)
	$0	$(81,094)	$0	$(81,094)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,563	5,050	0	11,613
Over the counter	0	73,224	0	73,224
	$6,563	$78,274	$0	$84,837

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,086)	(13,614)	0	(19,700)
Over the counter	0	(109,375)	0	(109,375)

	$(6,086)	$(122,989)	$0	$(129,075)

Total Financial Derivative Instruments	$477	$(44,715)	$0	$(44,238)

Totals	$575,810	$10,406,493	$5,795	$10,988,098

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Fund (Unhedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.4% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	600	$545
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	19,700	505
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,065	28
59.257% (ARLLMONP) due 06/21/2020 ~(a)		29,530	845

Total Argentina (Cost $3,402)			1,923

AUSTRALIA 0.6%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Five Trust
2.954% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,740	1,224

CORPORATE BONDS & NOTES 0.4%
Volkswagen Financial Services Australia Pty. Ltd.
2.950% due 06/22/2020		6,300	4,447

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma
2.800% due 05/13/2045 •		1,635	1,152

Total Australia (Cost $7,501)			6,823

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,625
5.999% due 01/27/2028		2,220	2,096
6.250% due 03/17/2024		1,000	1,018
7.250% due 03/17/2044		1,000	989
7.375% due 01/17/2027		1,000	1,029

			6,757

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	966

Total Brazil (Cost $7,600)			7,723

CANADA 5.8%
CORPORATE BONDS & NOTES 0.7%
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		$1,300	1,308
Enbridge, Inc.
2.900% due 07/15/2022		1,400	1,356
3.488% (US0003M + 0.700%) due 06/15/2020 ~		900	897
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,598
HSBC Bank Canada
3.300% due 11/28/2021		$3,000	3,033

			8,192

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
2.259% due 06/01/2020	CAD	1,083	793
2.459% due 07/01/2020		2,836	2,084
2.459% due 08/01/2020		1,018	747
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		1,246	910

			4,534

SOVEREIGN ISSUES 4.7%
Canada Housing Trust
2.900% due 06/15/2024 (j)		1,700	1,281
3.150% due 09/15/2023 (j)		2,700	2,054
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		1,276	1,093
Province of Alberta
1.250% due 06/01/2020 (j)		6,300	4,565
2.350% due 06/01/2025 (j)		6,500	4,669
Province of British Columbia
2.300% due 06/18/2026 (j)		7,700	5,521
Province of Ontario
2.500% due 04/27/2026		$4,200	4,060
2.600% due 06/02/2025 (j)	CAD	16,700	12,210
3.150% due 06/02/2022 (j)		25,100	18,876
Province of Quebec
2.500% due 09/01/2026 (j)		200	145
5.000% due 12/01/2038 (j)		3,200	2,996

			57,470

Total Canada (Cost $78,652)			70,196

CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 3.2%
Bowman Park CLO Ltd.
3.857% due 11/23/2025 •		$2,800	2,797
Cent CLO Ltd.
3.506% due 10/15/2026 •		3,300	3,273
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		3,200	3,177
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		800	794
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		3,300	3,298
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		1,927	1,919
3.669% due 01/17/2027 •		3,844	3,841
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		3,400	3,392
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		700	699
3.256% due 10/13/2027 •		3,300	3,274
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •		1,665	1,665
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •		1,548	1,550
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		4,638	4,636
Venture CLO Ltd.
3.316% due 04/15/2027 •		700	693
WhiteHorse Ltd.
3.379% due 04/17/2027 •		700	697
Zais CLO Ltd.
3.586% due 04/15/2028 •		3,400	3,393

			39,098

CORPORATE BONDS & NOTES 0.3%
Ambac LSNI LLC
7.803% due 02/12/2023 •		1	1
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,171
Sands China Ltd.
4.600% due 08/08/2023		500	498
5.125% due 08/08/2025		600	595
5.400% due 08/08/2028		1,500	1,452
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	282

			3,999

Total Cayman Islands (Cost $43,318)			43,097

DENMARK 3.7%
CORPORATE BONDS & NOTES 3.1%
Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	9,500	1,468

2.000% due 10/01/2047		8,843	1,371
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		33,903	5,245
2.000% due 10/01/2050		22,623	3,466
2.500% due 10/01/2037		1,285	210
2.500% due 10/01/2047		77	12
Nykredit Realkredit A/S
1.500% due 10/01/2037		12,900	1,995
2.000% due 10/01/2047		37,751	5,842
2.000% due 10/01/2050		9,961	1,522
2.500% due 10/01/2036		600	98
2.500% due 10/01/2047		108	17
Realkredit Danmark A/S
2.000% due 10/01/2047		110,272	17,083
2.500% due 07/01/2036		1,643	268
2.500% due 07/01/2047		79	13

			38,610

SOVEREIGN ISSUES 0.6%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	7,452

Total Denmark (Cost $45,591)			46,062

FRANCE 4.4%
CORPORATE BONDS & NOTES 2.2%
Altice France S.A.
7.375% due 05/01/2026		$2,200	2,024
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		900	886
3.750% due 04/24/2023		1,550	1,518
Danone S.A.
2.077% due 11/02/2021		3,500	3,383
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,237
2.250% due 02/18/2020		6,000	5,965
2.375% due 09/20/2022		1,700	1,670
2.500% due 01/25/2021		5,200	5,173
Electricite de France S.A.
4.600% due 01/27/2020		800	812

			27,668

SOVEREIGN ISSUES 2.2%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	15,800	19,664
3.250% due 05/25/2045 (j)		5,000	7,878

			27,542

Total France (Cost $52,658)			55,210

GERMANY 1.0%
ASSET-BACKED SECURITIES 0.1%
SC Germany Auto UG
0.032% due 12/13/2026 •	EUR	909	1,041

CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
3.150% due 01/22/2021		$1,800	1,740
3.284% (US0003M + 0.815%) due 01/22/2021 ~		3,300	3,150
3.766% (US0003M + 1.290%) due 02/04/2021 ~		1,300	1,265
4.250% due 10/14/2021		5,600	5,479

			11,634

Total Germany (Cost $13,030)			12,675

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$800	791
3.800% due 06/09/2023		1,200	1,179

Total Guernsey, Channel Islands (Cost $1,995)			1,970

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$900	903
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,300	1,300
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		700	671

Total Hong Kong (Cost $2,879)			2,874

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
3.500% due 03/18/2020		$800	797

Total India (Cost $795)			797

INDONESIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$600	609

Total Indonesia (Cost $596)			609

IRELAND 0.8%
ASSET-BACKED SECURITIES 0.3%
Toro European CLO DAC
0.900% due 10/15/2030 •	EUR	3,400	3,878

CORPORATE BONDS & NOTES 0.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	400
4.625% due 10/30/2020		300	302
AIB Group PLC
4.750% due 10/12/2023		500	496
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		1,703	1,719
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,677
2.400% due 09/23/2021		500	484
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		700	679

			5,757

Total Ireland (Cost $9,827)			9,635

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$1,200	1,179
4.125% due 01/17/2048		900	883

Total Israel (Cost $2,084)			2,062

ITALY 1.4%
CORPORATE BONDS & NOTES 0.6%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)	EUR	1,500	1,641
7.750% due 01/11/2027 •(g)		2,300	2,767
UniCredit SpA
7.830% due 12/04/2023		$2,900	3,037

			7,445

SOVEREIGN ISSUES 0.8%
Italy Buoni Poliennali Del Tesoro
2.450% due 10/01/2023	EUR	150	177
2.450% due 09/01/2033		1,600	1,712
2.500% due 11/15/2025 (j)		4,500	5,223

2.950% due 09/01/2038		2,200	2,400

			9,512

Total Italy (Cost $18,176)			16,957

JAPAN 12.6%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,839
2.362% due 05/28/2021		200	195
3.122% (US0003M + 0.540%) due 08/04/2020 ~		6,600	6,587
Japan Tobacco, Inc.
2.000% due 04/13/2021		1,000	972
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		500	495
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		690	683
Mizuho Financial Group, Inc.
3.651% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,173
3.771% (US0003M + 1.000%) due 09/11/2024 ~		800	800
3.922% due 09/11/2024 •		1,300	1,315
ORIX Corp.
3.250% due 12/04/2024		400	388
Sumitomo Mitsui Financial Group, Inc.
4.447% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,224

			18,671

SOVEREIGN ISSUES 11.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,870
Japan Bank for International Cooperation
2.375% due 11/16/2022		700	687
3.250% due 07/20/2023		1,700	1,723
3.375% due 10/31/2023		500	510
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,344
3.375% due 09/27/2023		1,000	1,017
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	9,309
1.400% due 09/20/2034		10,140,000	108,024
1.600% due 03/20/2033		2,000	22
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,752

			136,258

Total Japan (Cost $138,492)			154,929

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	500	650
Heathrow Funding Ltd.
4.875% due 07/15/2023		$500	517

Total Jersey, Channel Islands (Cost $1,271)			1,167

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	491
3.500% due 03/20/2027		7,200	7,180

Total Kuwait (Cost $7,639)			7,671

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$2,100	2,224

Total Lithuania (Cost $2,217)			2,224

LUXEMBOURG 0.5%
ASSET-BACKED SECURITIES 0.1%
Bavarian Sky S.A.
0.032% due 07/15/2026 •	EUR	600	687

CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS
1.500% due 11/15/2023		300	347
Emerald Bay S.A.
0.000% due 10/08/2020 (d)		1,000	1,080
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$400	410
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		1,800	1,790
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	1,000	1,151

			4,778

Total Luxembourg (Cost $5,583)			5,465

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.0%
Chapel BV
0.344% due 11/17/2064 •	EUR	39	45

CORPORATE BONDS & NOTES 1.6%
ABN AMRO Bank NV
2.450% due 06/04/2020		$600	593
BNG Bank NV
4.750% due 03/06/2023	AUD	3,000	2,305
British Transco International Finance BV
0.000% due 11/04/2021 (d)		$2,300	2,055
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		2,150	2,140
3.125% due 04/26/2021		800	797
6.875% due 03/19/2020	EUR	1,300	1,611
Enel Finance International NV
2.875% due 05/25/2022		$800	754
ING Bank NV
2.625% due 12/05/2022		6,050	5,961
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		1,200	1,151
Schaeffler Finance BV
4.750% due 05/15/2023		1,100	1,059
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	400	497
Vonovia Finance BV
5.000% due 10/02/2023		$500	518

			19,441

Total Netherlands (Cost $19,844)			19,486

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$2,800	2,759
3.250% due 06/28/2023		1,100	1,111

			3,870

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,434

Total Norway (Cost $5,830)			5,304

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,495
3.250% due 07/25/2025		300	84

Total Poland (Cost $4,247)			4,579

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	4,400	1,462

Total Portugal (Cost $4,951)			1,462

QATAR 1.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~		$7,000	6,942

SOVEREIGN ISSUES 1.3%
Qatar Government International Bond
3.875% due 04/23/2023		10,400	10,535
4.500% due 01/20/2022		300	309
4.500% due 04/23/2028		4,800	5,022
			15,866

Total Qatar (Cost $22,390)			22,808

SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	10,804
2.875% due 03/04/2023		1,300	1,252
3.250% due 10/26/2026		1,000	937
3.625% due 03/04/2028		2,500	2,371
4.000% due 04/17/2025		4,900	4,867
4.500% due 04/17/2030		4,800	4,783

Total Saudi Arabia (Cost $25,525)			25,014

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	289
3.500% due 09/18/2027		600	564
3.609% (US0003M + 1.050%) due 05/02/2021 ~		300	301
Clifford Capital Pte. Ltd.
3.380% due 03/07/2028		1,500	1,498
DBS Bank Ltd.
3.300% due 11/27/2021		1,000	1,009
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,700
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		1,000	930

Total Singapore (Cost $6,299)			6,291

SLOVENIA 1.0%
SOVEREIGN ISSUES 1.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,400	6,409
5.250% due 02/18/2024		5,177	5,577

Total Slovenia (Cost $11,717)			11,986

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$500	505
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	600	426

Total South Korea (Cost $985)			931

SPAIN 3.4%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	200	228
Banco Santander S.A.
3.848% due 04/12/2023		$600	583
4.750% due 03/19/2025 •(g)	EUR	800	732
Telefonica Emisiones S.A.
5.134% due 04/27/2020		$3,100	3,165

			4,708

SOVEREIGN ISSUES 3.0%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	595
4.900% due 09/15/2021		2,850	3,516
4.950% due 02/11/2020		3,300	3,938
Autonomous Community of Madrid
4.688% due 03/12/2020		1,000	1,212
Spain Government International Bond
0.750% due 07/30/2021		1,100	1,290
1.400% due 07/30/2028 (j)		16,400	18,769
1.450% due 10/31/2027		1,800	2,092
1.500% due 04/30/2027		1,400	1,641
2.900% due 10/31/2046		2,800	3,439

			36,492

Total Spain (Cost $40,752)			41,200

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,442
4.625% due 03/06/2019	NZD	13,000	8,765

Total Supranational (Cost $12,260)			10,207

SWEDEN 5.7%
CORPORATE BONDS & NOTES 5.7%
Danske Hypotek AB
1.000% due 12/20/2023	SEK	30,000	3,430
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		74,100	8,568
2.250% due 09/21/2022		46,300	5,557
Nordea Hypotek AB
1.000% due 04/08/2022		64,100	7,384
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	5,669
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,069
2.500% due 09/18/2019		72,000	8,281
2.500% due 04/05/2022		$2,200	2,168
4.500% due 09/21/2022	SEK	47,000	6,097
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		74,000	8,595
2.000% due 06/17/2026		15,000	1,779
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,351
1.000% due 06/15/2022		26,900	3,100

Total Sweden (Cost $70,045)			70,048

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023		$3,800	3,973
Credit Suisse Group AG
3.869% due 01/12/2029 •		400	373
UBS AG
2.200% due 06/08/2020		2,400	2,363
2.450% due 12/01/2020		1,700	1,669
3.218% (US0003M + 0.480%) due 12/01/2020 ~		1,800	1,792
3.347% due 06/08/2020 •		3,500	3,500
5.125% due 05/15/2024		2,663	2,657

			16,327

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,116

Total Switzerland (Cost $18,530)			18,443

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022		$1,600	1,557

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,600	2,529
3.125% due 10/11/2027		2,300	2,202

			4,731

Total United Arab Emirates (Cost $6,451)			6,288

UNITED KINGDOM 11.9%
CORPORATE BONDS & NOTES 6.5%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$4,400	4,568
Barclays PLC
3.250% due 02/12/2027	GBP	200	245
6.500% due 09/15/2019 •(g)	EUR	6,485	7,260
7.000% due 09/15/2019 •(g)	GBP	1,700	2,125
7.750% due 09/15/2023 •(g)(h)		$3,300	3,183
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,179
BP Capital Markets PLC
2.518% due 01/16/2020		1,700	1,688
British Telecommunications PLC
9.625% due 12/15/2030		1,200	1,626
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	600	800
Frontier Finance PLC
8.000% due 03/23/2022		3,800	4,718
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		$1,600	1,577
3.640% (US0003M + 1.000%) due 05/18/2024 ~		900	877
3.950% due 05/18/2024 •		300	299
4.750% due 07/04/2029 •(g)	EUR	1,200	1,246
5.007% (US0003M + 2.240%) due 03/08/2021 ~		$1,300	1,332
6.500% due 03/23/2028 •(g)(h)		800	728
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,300	3,251
Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~		1,300	1,287
3.300% due 05/07/2021		1,500	1,496
4.875% due 03/30/2027	GBP	1,700	2,624
6.500% due 03/24/2020	EUR	2,800	3,422
Lloyds Banking Group PLC
4.375% due 03/22/2028		$700	666
4.450% due 05/08/2025		600	597
7.000% due 06/27/2019 •(g)	GBP	2,500	3,194
7.625% due 06/27/2023 •(g)		500	657
Nationwide Building Society
3.766% due 03/08/2024 •		$3,000	2,890
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		1,300	1,249
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	1,000	1,151
2.500% due 03/22/2023		2,641	3,089
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$1,700	1,625
4.519% due 06/25/2024 •		2,000	1,964
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,200	1,182
3.125% due 01/08/2021		1,200	1,180
3.373% due 01/05/2024 •		2,100	1,994
7.375% due 06/24/2022 •(g)	GBP	400	513
Santander UK PLC
2.375% due 03/16/2020		$1,200	1,187
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029	GBP	500	832
Sky Ltd.
2.625% due 09/16/2019		$300	298
Tesco PLC
6.125% due 02/24/2022	GBP	316	445
Tesco Property Finance PLC
5.411% due 07/13/2044		821	1,135
5.744% due 04/13/2040		485	698
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	481

5.000% due 04/15/2027		1,300	1,574
Virgin Money PLC
2.250% due 04/21/2020		2,200	2,800
Vodafone Group PLC
3.426% (US0003M + 0.990%) due 01/16/2024 ~		$2,500	2,440
3.750% due 01/16/2024		900	888

			80,260

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Aggregator of Loans Backed by Assets PLC
1.981% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	2,025	2,579
Business Mortgage Finance PLC
2.887% due 02/15/2041 •		1,889	2,401
EuroMASTR PLC
1.106% due 06/15/2040 •		291	350
Eurosail PLC
1.850% due 06/13/2045 •		1,936	2,427
Finsbury Square PLC
1.553% due 09/12/2065 •		955	1,209
1.583% due 09/12/2065 •		800	1,010
Hawksmoor Mortgages PLC
2.292% due 05/25/2053 •		332	425
Paragon Mortgages PLC
1.247% due 05/15/2041 •		436	536
Precise Mortgage Funding PLC
1.583% due 03/12/2055 •		1,379	1,740
Ripon Mortgages PLC
1.689% due 08/20/2056 •		4,579	5,810
RMAC Securities PLC
2.926% due 06/12/2044 •		$250	235
Towd Point Mortgage Funding PLC
1.805% due 04/20/2045 •	GBP	1,461	1,861
2.089% due 02/20/2054 •		3,229	4,120
Uropa Securities PLC
1.107% due 06/10/2059 •		629	763
1.257% due 06/10/2059 •		146	176
1.457% due 06/10/2059 •		114	138
1.657% due 06/10/2059 •		121	145

			25,925

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society
10.250% ~		2,380	424

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
1.500% due 07/22/2047		$850	1,007
3.250% due 01/22/2044 (j)		4,200	6,866
3.500% due 01/22/2045 (j)		3,200	5,481
4.250% due 12/07/2040 (j)		12,300	22,720
4.750% due 12/07/2030 (j)		200	349
4.750% due 12/07/2038 (j)		2,100	4,041

			40,464

Total United Kingdom (Cost $151,942)			147,073

UNITED STATES 47.3%
ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp. Home Equity Loan Trust
2.656% due 07/25/2036 •		$2,659	1,294
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.376% due 07/25/2034 •		535	536
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.326% due 02/25/2034 •		268	259
Bear Stearns Asset-Backed Securities Trust
2.756% due 08/25/2020 ^•		197	135
2.906% due 09/25/2046 •		947	915
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •		24	24

Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	901	687
2.576% due 05/25/2037 •	108	79
Countrywide Asset-Backed Certificates
2.846% due 12/25/2036 ^•	67	35
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	1	1
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •	171	111
GSAMP Trust
2.636% due 12/25/2046 •	1,518	996
2.746% due 09/25/2036 •	2,101	1,027
Home Equity Asset Trust
3.106% due 11/25/2032 •	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^Ø	403	204
Lehman XS Trust
2.656% due 04/25/2037 ^•	345	328
Merrill Lynch Mortgage Investors Trust
2.586% due 09/25/2037 •	193	110
2.626% due 02/25/2037 •	44	19
3.256% due 06/25/2036 •	312	314
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 07/25/2036 •	65	33
3.451% due 06/25/2034 •	799	797
Morgan Stanley Home Equity Loan Trust
2.856% due 04/25/2037 •	1,451	964
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	453	218
5.919% due 09/25/2046 ^Ø	1,701	724
Navient Private Education Loan Trust
3.155% due 09/16/2024 •	493	494
Option One Mortgage Loan Trust
2.726% due 04/25/2037 •	1,792	1,379
People’s Choice Home Loan Securities Trust
3.665% due 01/25/2035 •	1,602	1,571
Popular ABS Mortgage Pass-Through Trust
2.816% due 06/25/2047 ^•	1,769	1,436
Renaissance Home Equity Loan Trust
3.506% due 12/25/2033 •	273	270
Securitized Asset-Backed Receivables LLC Trust
2.556% due 12/25/2036 •	36	21
2.566% due 12/25/2036 ^•	32	11
2.636% due 05/25/2037 ^•	471	351
SG Mortgage Securities Trust
2.656% due 10/25/2036 •	1,800	1,578
Soundview Home Loan Trust
2.566% due 11/25/2036 •	33	14
2.636% due 12/25/2036 •	210	210
2.756% due 08/25/2037 •	3,000	2,828
Structured Asset Investment Loan Trust
3.226% (US0001M + 0.720%) due 10/25/2035 ~	172	173
Structured Asset Securities Corp. Mortgage Loan Trust
3.849% due 04/25/2035 •	153	149
Terwin Mortgage Trust
3.446% due 11/25/2033 •	65	63
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •	50	24

		20,385

CORPORATE BONDS & NOTES 11.9%
AbbVie, Inc.
3.200% due 11/06/2022	800	789
Allergan Sales LLC
4.875% due 02/15/2021	700	717
Ally Financial, Inc.
3.500% due 01/27/2019	400	400
3.750% due 11/18/2019	100	100
4.125% due 03/30/2020	900	893
8.000% due 03/15/2020	100	104
American Honda Finance Corp.
2.932% (US0003M + 0.350%) due 11/05/2021 ~	500	493
American International Group, Inc.
4.200% due 04/01/2028	500	484
American Tower Corp.
2.800% due 06/01/2020	1,300	1,290
Andeavor Logistics LP
5.500% due 10/15/2019	1,000	1,009
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	489	481
3.300% due 02/01/2023	1,200	1,170
Anheuser-Busch InBev Worldwide, Inc.
3.165% (US0003M + 0.740%) due 01/12/2024 ~	1,000	971
4.000% due 04/13/2028	2,200	2,110
4.375% due 04/15/2038	700	627

AT&T, Inc.
1.800% due 09/05/2026	EUR	2,500	2,849
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$3,100	3,091
3.488% (US0003M + 0.750%) due 06/01/2021 ~		6,500	6,461
3.956% (US0003M + 1.180%) due 06/12/2024 ~		2,700	2,621
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~		1,200	1,198
7.125% due 10/15/2020		900	947
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		200	198
4.350% due 04/20/2028		1,800	1,705
Bank of America Corp.
5.875% due 03/15/2028 •(g)		1,900	1,732
BAT Capital Corp.
3.204% due 08/14/2020 •		900	891
3.222% due 08/15/2024		1,200	1,107
4.390% due 08/15/2037		1,300	1,068
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		700	691
3.798% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,148
3.875% due 12/15/2023		300	295
4.250% due 12/15/2025		1,700	1,658
4.375% due 12/15/2028		2,500	2,393
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,620
Broadcom Corp.
2.200% due 01/15/2021		500	484
Campbell Soup Co.
3.300% due 03/15/2021		500	498
3.650% due 03/15/2023		1,300	1,269
Celgene Corp.
2.250% due 08/15/2021		600	582
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		500	501
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		800	787
4.464% due 07/23/2022		600	606
4.908% due 07/23/2025		2,100	2,090
6.384% due 10/23/2035		3,800	3,914
CIT Group, Inc.
5.250% due 03/07/2025		800	784
Citigroup, Inc.
3.696% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,406
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	806
Conagra Brands, Inc.
3.800% due 10/22/2021		400	400
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		300	297
Continental Resources, Inc.
4.375% due 01/15/2028		600	566
CRH America Finance, Inc.
4.500% due 04/04/2048		500	447
CVS Health Corp.
3.350% due 03/09/2021		400	399
3.700% due 03/09/2023		1,000	990
4.100% due 03/25/2025		500	496
4.300% due 03/25/2028		800	785
4.780% due 03/25/2038		200	192
5.050% due 03/25/2048		100	98
D.R. Horton, Inc.
4.000% due 02/15/2020		600	601
4.375% due 09/15/2022		600	607
Dell International LLC
4.420% due 06/15/2021		500	500
Discover Bank
3.350% due 02/06/2023		400	390
Discovery Communications LLC
3.502% (US0003M + 0.710%) due 09/20/2019 ~		700	699
DISH DBS Corp.
7.875% due 09/01/2019		500	511
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		1,700	1,696
EMC Corp.
2.650% due 06/01/2020		400	384
EMD Finance LLC
2.400% due 03/19/2020		600	594
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,022
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		300	297
Equinix, Inc.
2.875% due 03/15/2024	EUR	800	917
ERAC USA Finance LLC
2.350% due 10/15/2019		$1,000	993

Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	689
1.700% due 06/30/2022	GBP	500	627
Ford Motor Credit Co. LLC
0.114% due 05/14/2021 •	EUR	600	658
2.597% due 11/04/2019		$2,900	2,869
8.125% due 01/15/2020		800	831
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		300	295
3.200% due 04/16/2021		200	199
3.459% (US0003M + 1.010%) due 10/17/2023 ~		200	195
4.000% due 04/17/2025		100	99
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		200	196
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,400	1,351
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		1,000	999
Harris Corp.
3.166% due 02/27/2019 ~		1,800	1,800
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		1,000	991
3.086% due 04/26/2021 •		2,000	1,992
Kilroy Realty LP
3.450% due 12/15/2024		200	193
Kimco Realty Corp.
3.300% due 02/01/2025		1,200	1,146
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	615
Komatsu Finance America, Inc.
2.118% due 09/11/2020		300	294
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~		1,600	1,587
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,500	1,490
MGM Resorts International
6.750% due 10/01/2020		600	618
Morgan Stanley
3.737% due 04/24/2024 •		2,400	2,384
MPLX LP
4.000% due 03/15/2028		700	658
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		3,040	2,919
Navient Corp.
4.875% due 06/17/2019		414	413
8.000% due 03/25/2020		400	407
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		2,700	2,697
Nissan Motor Acceptance Corp.
3.308% (US0003M + 0.520%) due 03/15/2021 ~		200	197
Norfolk Southern Railway Co.
9.750% due 06/15/2020		400	437
Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,195	1,139
ONEOK, Inc.
4.550% due 07/15/2028		400	397
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,533
Reynolds American, Inc.
6.875% due 05/01/2020		1,200	1,249
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	721
6.250% due 03/15/2022		200	210
Santander Holdings USA, Inc.
3.400% due 01/18/2023		700	673
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		1,200	1,176
Southern Co.
2.950% due 07/01/2023		2,900	2,805
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		300	286
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		300	298
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		500	499
Springleaf Finance Corp.
5.250% due 12/15/2019		100	100
Sprint Capital Corp.
6.900% due 05/01/2019		700	706
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		700	689
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		1,800	1,785
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •		700	693

United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~	700	698
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,464
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	2,500	2,426
5.250% due 03/16/2037	3,000	3,138
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	2,000	1,987
3.558% (US0003M + 0.940%) due 11/12/2021 ~	1,900	1,882
3.875% due 11/13/2020	1,400	1,407
4.000% due 11/12/2021	1,500	1,504
Wells Fargo & Co.
3.597% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,774
Wells Fargo Bank N.A.
3.550% due 08/14/2023	3,300	3,290
WRKCo, Inc.
3.750% due 03/15/2025	700	688
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,565
3.550% due 04/01/2025	1,500	1,428

		145,975

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,485	1,391

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	845
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	350	355

		1,200

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
4.156% due 09/25/2035 ^~	129	121
4.902% due 07/25/2035 ~	167	165
American Home Mortgage Assets Trust
2.696% due 09/25/2046 ^•	982	914
American Home Mortgage Investment Trust
4.385% due 09/25/2045 •	155	154
Banc of America Funding Trust
4.447% due 01/20/2047 ^~	163	156
4.647% due 11/20/2034 ~	579	564
5.500% due 09/25/2035	911	953
5.750% due 11/25/2035	455	464
6.000% due 08/25/2036 ^	136	131
6.020% due 10/20/2046 ^~	834	653
Banc of America Mortgage Trust
4.208% due 07/25/2035 ~	62	57
4.363% due 09/25/2035 ^~	154	149
BCAP LLC Trust
2.793% due 01/26/2047 •	614	565
4.120% due 02/26/2036 ~	58	58
5.250% due 02/26/2036 ~	939	713
5.250% due 08/26/2037 ~	477	486
Bear Stearns Adjustable Rate Mortgage Trust
3.123% due 05/25/2034 ~	75	69
4.009% due 11/25/2034 ~	770	714
4.088% due 02/25/2036 ^~	329	308
4.186% due 05/25/2033 ~	53	54
4.271% due 05/25/2034 ~	215	210
4.337% due 02/25/2033 ~	4	4
4.368% due 02/25/2034 ~	14	15
4.486% due 10/25/2033 ~	78	79
Bear Stearns ALT-A Trust
3.867% due 08/25/2036 ^~	1,264	835
3.918% due 08/25/2036 ^~	69	61
3.939% due 11/25/2036 ^~	1,395	1,155
3.952% due 11/25/2036 ^~	448	398
4.144% due 11/25/2035 ^~	54	47
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	114	103
BellaVista Mortgage Trust
2.720% due 05/20/2045 •	29	21
Chase Mortgage Finance Trust
3.614% due 07/25/2037 ~	140	125
4.369% due 02/25/2037 ~	362	365
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	86	82
Citigroup Mortgage Loan Trust
4.380% due 08/25/2035 ~	188	189

Citigroup Mortgage Loan Trust, Inc.
4.680% due 09/25/2035 •	317	322
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.132% due 09/25/2035 ^~	1,573	1,443
CitiMortgage Alternative Loan Trust
3.106% due 02/25/2037 •	5,257	4,389
5.750% due 07/25/2022	132	132
Commercial Mortgage Trust
0.607% due 03/10/2046 ~(a)	12,000	289
1.360% due 01/10/2046 ~(a)	12,499	559
Countrywide Alternative Loan Trust
2.666% due 02/25/2047 •	385	367
2.676% due 05/25/2047 •	350	327
2.680% due 03/20/2046 •	63	57
2.706% due 06/25/2037 •	1,026	959
2.716% due 05/25/2035 •	1,084	1,026
2.716% due 07/25/2046 ^•	55	49
2.716% due 07/25/2046 •	887	841
2.750% due 09/20/2046 •	1,259	714
2.756% due 09/25/2046 ^•	1,612	1,267
2.766% due 07/25/2046 ^•	821	482
2.786% due 12/25/2035 •	34	33
2.856% due 05/25/2037 ^•	515	297
2.906% due 06/25/2036 ^•	315	198
2.923% due 11/25/2035 •	448	409
3.463% due 11/25/2035 •	318	301
3.557% due 08/25/2035 •	302	300
5.250% due 06/25/2035 ^	180	165
6.250% due 08/25/2037 ^	474	393
6.500% due 08/25/2032	133	136
Countrywide Home Loan Mortgage Pass-Through Trust
2.846% due 03/25/2036 •	217	85
2.946% due 05/25/2035 ^•	110	82
3.086% due 04/25/2035 •	58	54
3.146% due 03/25/2035 •	977	887
3.166% due 02/25/2035 •	158	160
3.186% due 02/25/2035 •	66	65
3.712% due 04/20/2036 ^~	187	173
3.910% due 08/25/2034 ^~	63	59
4.058% due 09/25/2047 ^~	565	528
4.136% due 08/25/2034 ^~	21	21
4.290% due 11/25/2034 ~	38	37
4.386% due 01/20/2035 ~	45	45
4.530% due 11/20/2034 ~	334	337
4.587% due 11/19/2033 ~	5	5
4.592% due 02/20/2036 ^•	362	316
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	251	250
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	12	12
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036 ^	655	333
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	15,100	87
0.709% due 11/10/2046 ~(a)	10,542	95
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^	434	386
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.606% due 10/25/2036 ^•	60	47
6.300% due 07/25/2036 ^Ø	367	325
First Horizon Alternative Mortgage Securities Trust
3.772% due 08/25/2035 ^~	733	653
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	92	76
GMAC Mortgage Corp. Loan Trust
4.190% due 06/25/2034 ~	30	30
GreenPoint Mortgage Funding Trust
2.686% due 01/25/2037 •	796	744
2.706% due 12/25/2046 ^•	1,030	937
2.716% due 04/25/2036 •	527	491
2.946% due 06/25/2045 •	245	235
3.046% due 11/25/2045 •	59	51
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	44	44
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	1,029
1.518% due 02/10/2046 ~(a)	15,889	815
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)	18,916	1,173
GSR Mortgage Loan Trust
2.766% due 08/25/2046 •	702	388
3.830% due 03/25/2033 •	72	71
3.903% due 05/25/2035 ~	196	190
4.300% due 09/25/2035 ~	147	150
HarborView Mortgage Loan Trust
2.660% due 09/19/2037 •	854	807

2.669% due 07/21/2036 •	392	354
2.710% due 03/19/2036 ^•	138	127
2.780% due 11/19/2035 •	711	675
3.030% due 02/19/2036 •	405	340
3.170% due 01/19/2035 •	43	40
4.065% due 07/19/2035 ^~	79	75
4.463% due 07/19/2035 ^~	10	9
HomeBanc Mortgage Trust
2.686% due 12/25/2036 •	27	27
Impac CMB Trust
3.166% due 03/25/2035 •	27	26
3.286% due 10/25/2034 •	325	318
IndyMac Mortgage Loan Trust
2.716% due 05/25/2046 •	1,220	1,166
2.746% due 06/25/2037 •	526	519
2.756% due 02/25/2037 •	1,406	983
2.796% due 11/25/2036 ^•	400	327
3.909% due 08/25/2035 ~	227	204
4.261% due 12/25/2034 ~	87	87
4.304% due 11/25/2035 ^~	436	415
JPMorgan Alternative Loan Trust
2.746% due 10/25/2036 •	2,954	2,774
4.330% due 12/25/2035 ^~	2,250	1,967
5.500% due 11/25/2036 ^~	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.008% due 12/15/2047 ~(a)	54,095	1,777
JPMorgan Mortgage Trust
2.806% due 10/25/2035 •	2,823	2,334
3.503% due 07/27/2037 ~	891	890
4.101% due 07/25/2035 ~	172	175
4.115% due 11/25/2033 ~	79	79
4.140% due 02/25/2036 ^~	475	432
4.268% due 08/25/2035 ~	361	363
4.425% due 10/25/2035 ~	163	165
Lehman XS Trust
2.826% due 11/25/2046 ^•	768	609
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •	257	231
3.186% due 05/25/2047 ^•	957	581
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	427	80
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	3	2
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •	103	100
3.977% due 06/25/2035 ~	259	259
4.267% due 06/25/2037 ~	195	196
4.302% due 02/25/2033 ~	100	98
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~	26	22
Morgan Stanley Bank of America Merrill Lynch Trust
1.069% due 05/15/2046 ~(a)	47,807	1,817
1.347% due 02/15/2046 ~(a)	17,701	803
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.961% due 10/25/2035 ~	287	283
4.638% due 08/25/2035 ~	312	311
4.941% due 02/25/2036 ^~	166	146
5.820% due 03/25/2047 Ø	400	406
6.138% due 03/25/2047 Ø	342	347
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2047 •	1,202	727
2.716% due 04/25/2046 •	75	34
4.144% due 08/25/2035 ^~	122	79
5.107% due 09/25/2035 ^~	168	153
6.000% due 06/25/2037 ^	461	414
Residential Asset Securitization Trust
2.956% due 12/25/2036 ^•	370	111
6.250% due 10/25/2036 ^	210	208
6.500% due 08/25/2036 ^	682	359
Residential Funding Mortgage Securities, Inc. Trust
4.226% due 06/25/2035 ~	354	348
4.451% due 09/25/2035 ^~	228	190
Sequoia Mortgage Trust
2.820% due 07/20/2033 •	174	168
4.696% due 04/20/2035 ~	100	104
Structured Adjustable Rate Mortgage Loan Trust
2.726% due 05/25/2037 •	57	57
3.557% due 01/25/2035 ^•	27	26
4.089% due 04/25/2035 ~	936	923
4.232% due 02/25/2034 ~	114	113
4.369% due 04/25/2034 ~	204	206
4.385% due 10/25/2037 ^•	266	239
Structured Asset Mortgage Investments Trust
2.696% due 07/25/2046 ^•	779	646
2.716% due 04/25/2036 •	307	285
2.720% due 07/19/2035 •	146	144

2.726% due 09/25/2047 •	122	115
2.816% due 12/25/2035 ^•	24	23
2.966% due 05/25/2045 •	312	304
3.050% due 07/19/2034 •	6	6
3.657% due 08/25/2047 ^•	1,387	1,307
Structured Asset Securities Corp. Mortgage Loan Trust
2.796% due 10/25/2036 •	1,301	1,161
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 ^Ø	189	18
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•	1,721	1,585
UBS-Barclays Commercial Mortgage Trust
1.640% due 12/10/2045 ~(a)	52,282	2,589
UBS-Citigroup Commercial Mortgage Trust
2.183% due 01/10/2045 ~(a)	11,921	567
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 12/25/2046 •	503	497
2.579% due 11/25/2046 •	151	148
2.786% due 11/25/2045 •	281	270
2.796% due 10/25/2045 •	117	116
2.816% due 01/25/2045 •	124	124
2.863% due 12/25/2046 •	348	342
2.993% due 05/25/2046 •	909	911
3.086% due 07/25/2045 •	438	434
3.146% due 01/25/2045 •	83	85
3.161% due 04/25/2037 ^~	965	874
3.246% due 11/25/2034 •	659	652
3.363% due 02/25/2037 ^~	486	446
3.366% due 03/25/2036 ^~	1,076	987
3.485% due 02/25/2037 ^~	301	278
3.486% due 11/25/2034 •	447	447
3.557% due 06/25/2042 •	52	50
3.557% due 08/25/2042 •	51	50
3.672% due 03/25/2035 ~	374	378
3.676% due 12/25/2036 ^~	35	33
3.770% due 03/25/2034 ~	283	290
4.062% due 12/25/2035 ~	562	543
4.079% due 06/25/2033 ~	43	44
4.180% due 08/25/2034 ~	303	307
Washington Mutual Mortgage Pass-Through Certificates Trust
2.756% due 07/25/2046 ^•	22	15
3.097% due 07/25/2046 ^•	435	316
3.127% due 05/25/2046 ^•	1,577	1,326
3.686% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	519	397
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	103	96
Wells Fargo Mortgage-Backed Securities Trust
4.561% due 04/25/2036 ~	69	70
4.607% due 03/25/2036 ~	50	51
6.000% due 10/25/2036 ^	120	120
Wells Fargo-RBS Commercial Mortgage Trust
0.362% due 03/15/2048 ~(a)	26,228	365
1.210% due 03/15/2045 ~(a)	46,140	1,855

		87,937

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
2.177% due 01/25/2022 ~(a)	13,995	425
2.268% due 03/01/2033 •	51	51
2.375% due 07/25/2037 •	336	330
2.626% due 03/25/2034 •	4	4
2.656% due 08/25/2034 •	4	4
2.906% due 06/25/2029 - 06/25/2036 •	96	96
3.253% due 06/01/2043 - 10/01/2044 •	126	126
3.490% due 12/01/2020	4,500	4,551
4.000% due 01/01/2048	117	120
4.157% due 06/01/2035 •	36	38
4.258% due 12/01/2036 •	36	38
4.270% due 12/01/2034 •	17	18
4.490% due 11/01/2034 •	475	503
4.510% due 05/01/2026 •	5	5
4.542% due 09/01/2035 •	29	30
6.000% due 04/25/2043 - 07/25/2044	506	563
6.500% due 06/25/2044	9	10
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049	168,500	168,490
4.000% due 02/01/2049	39,280	40,023
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	110	110
Federal Housing Administration
6.896% due 07/01/2020	46	46
Freddie Mac
0.843% due 09/25/2022 ~(a)	21,941	565

0.998% due 11/25/2022 ~(a)		26,932	854
1.258% due 08/25/2019 ~(a)		34,892	210
1.345% due 11/25/2019 ~(a)		31,108	308
1.567% due 01/15/2038 ~(a)		1,409	75
2.636% due 08/25/2031 •		17	17
2.649% due 01/15/2038 •		1,409	1,401
2.905% due 12/15/2031 •		22	22
3.055% due 12/15/2037 •		312	314
3.357% due 10/25/2044 •		484	487
4.436% due 08/01/2035 •		29	31
4.459% due 06/01/2024 •		6	6
4.521% due 09/01/2035 •		20	21
4.625% due 03/01/2036 •		211	215
4.640% due 10/01/2035 •		21	22
4.676% due 11/01/2035 •		31	33
Ginnie Mae
3.125% due 10/20/2029 •		8	8
6.000% due 08/20/2034		3,011	3,294

			223,464

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (n)		223	217
0.125% due 04/15/2022 (l)(n)		5,927	5,736
0.500% due 01/15/2028 (j)		22,452	21,442
0.625% due 04/15/2023 (n)		1,527	1,503
0.625% due 01/15/2026		53	52
0.750% due 02/15/2045 (n)		54	48
1.000% due 02/15/2048 (j)(n)		10,973	10,422
1.375% due 02/15/2044 (n)		1,953	2,021
2.000% due 01/15/2026 (n)		573	612
2.375% due 01/15/2025 (n)		67	73
2.500% due 01/15/2029 (j)(n)		5,654	6,441
3.875% due 04/15/2029 (n)		1,846	2,352
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(n)		9,500	9,164
2.000% due 11/15/2026 (j)(l)(n)		5,300	5,064
2.250% due 11/15/2025 (n)		200	196
2.625% due 06/15/2021 (l)(n)		800	803
2.875% due 04/30/2025 (j)(n)		26,600	27,074
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)(l)		7,300	6,449
0.000% due 05/15/2026 (d)(l)(n)		1,442	1,186

			100,855

Total United States (Cost $574,974)			581,207

SHORT-TERM INSTRUMENTS 9.7%
REPURCHASE AGREEMENTS (i) 0.4%			4,923

ARGENTINA TREASURY BILLS 0.1%
(1.659)% due 01/31/2019 - 04/30/2019 (c)(d)	ARS	31,542	893

FRANCE TREASURY BILLS 3.3%
(0.625)% due 01/04/2019 - 01/16/2019 (c)(d)	EUR	35,000	40,110

JAPAN TREASURY BILLS 5.4%
(0.161)% due 02/12/2019 - 03/11/2019 (c)(d)	JPY	7,260,000	66,254

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (d)(e)	EUR	5,800	6,650

U.S. TREASURY BILLS 0.0%
2.320% due 01/03/2019 - 02/07/2019 (c)(d)(n)		$73	73

Total Short-Term Instruments (Cost $118,575)		118,903

Total Investments in Securities (Cost $1,538,623)		1,541,299

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio	6,436,588	63,864
PIMCO Short-Term Floating NAV Portfolio III	12,485	123

Total Short-Term Instruments (Cost $64,608)		63,987

Total Investments in Affiliates (Cost $64,608)		63,987

Total Investments 130.6% (Cost $1,603,231)		$1,605,286
Financial Derivative Instruments (k)(m) (1.2)% (Cost or Premiums, net $7,905)		(14,195)
Other Assets and Liabilities, net (29.4)%		(362,371)

Net Assets 100.0%		$1,228,720

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$4,923	U.S. Treasury Notes 2.875% due 09/30/2023	$(5,023)	$4,923	$4,923

Total Repurchase Agreements						$(5,023)	$4,923	$4,923

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.550%	11/05/2018	02/04/2019		$(1,115)	$(1,119)
BPS	(0.400)	12/13/2018	01/22/2019	EUR	(3,503)	(4,013)
	(0.300)	12/13/2018	01/22/2019		(14,053)	(16,099)
	(0.300)	12/24/2018	01/22/2019		(6,260)	(7,172)
BSN	2.380	10/10/2018	01/10/2019		$(6,599)	(6,636)
GRE	2.440	10/18/2018	01/18/2019		(7,100)	(7,136)
	2.540	11/13/2018	02/13/2019		(15,353)	(15,407)
IND	(0.380)	11/02/2018	01/22/2019	EUR	(3,051)	(3,493)
	0.830	10/04/2018	01/15/2019	GBP	(12,980)	(16,579)
	0.830	12/17/2018	01/15/2019		(17,675)	(22,575)
	2.550	11/14/2018	01/14/2019		$(1,524)	(1,529)
	2.570	11/20/2018	01/22/2019		(4,960)	(4,975)
RCY	2.570	11/16/2018	01/16/2019		(1,203)	(1,207)
	2.660	12/04/2018	01/04/2019		(6,639)	(6,653)
SCX	(0.520)	11/14/2018	01/22/2019	EUR	(7,588)	(8,688)
	2.550	11/06/2018	02/06/2019		$(3,958)	(3,974)
	2.630	11/23/2018	01/18/2019		(2,291)	(2,298)

Total Reverse Repurchase Agreements						$(129,553)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MSC	4.000%	12/31/2018	01/02/2019		$(2,047)	$(2,047)
RBC	1.850	11/15/2018	01/07/2019	CAD	(2,776)	(2,102)
	1.910	11/15/2018	01/07/2019		(40,381)	(30,584)
TDM	1.850	12/13/2018	01/10/2019		(1,735)	(1,301)
	1.950	12/13/2018	01/10/2019		(6,218)	(4,662)

Total Sale-Buyback Transactions						$(40,696)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
Canada (0.6)%
Sovereign Issues (0.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	9,100	$(7,593)	$(7,525)

Total Short Sales (0.6)%					$(7,593)	$(7,525)

(j)	Securities with an aggregate market value of $170,552 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(110,778) at a weighted average interest rate of 1.227%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(11) of deferred price drop.
(4)	Payable for short sales includes $29 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	128	$128	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	159	159	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.500	02/22/2019	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	525	525	5	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.000	02/22/2019	373	373	3	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	493	493	4	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	100.000	02/22/2019	10	10	0	0

Total Purchased Options					$14	$2

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	3,934	$956,847	$4	$0	$0
Australia Government 3-Year Note March Futures	03/2019	608	48,054	172	60	0
Australia Government 10-Year Bond March Futures	03/2019	154	14,391	139	68	0
Call Options Strike @ EUR 138.500 on Euro-Bobl March 2019 Futures	02/2019	177	1	0	0	0
Call Options Strike @ EUR 159.500 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	117	1	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	700	8	(1)	0	0
Canada Government 10-Year Bond March Futures	03/2019	70	7,013	215	0	(3)
Euro-Bobl March Futures	03/2019	347	52,687	109	0	(12)
Euro-Bono March Futures	03/2019	5	829	8	0	(2)
Euro-Bund 10-Year Bond March Futures	03/2019	90	16,864	206	0	(20)
Euro-Buxl 30-Year Bond March Futures	03/2019	45	9,313	210	0	(42)
Japan Government 10-Year Bond March Futures	03/2019	41	57,038	311	56	(22)
Put Options Strike @ EUR 127.250 on Euro-Bobl March 2019 Futures	02/2019	243	1	0	0	0
Put Options Strike @ EUR 128.000 on Euro-Bobl March 2019 Futures	02/2019	493	3	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	237	3	0	0	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	50	1	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	1,377	157,925	1,818	344	0
U.S. Treasury 10-Year Note March Futures	03/2019	43	5,247	57	17	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	14	2,249	85	9	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	2,272	358,167	322	18	(54)

				$3,655	$572	$(155)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	931	$(226,582)	$(490)	$0	$(23)
90-Day Eurodollar December Futures	12/2020	1,366	(333,065)	(2,662)	0	(120)
90-Day Eurodollar March Futures	03/2020	1,637	(398,794)	(1,028)	0	(82)
Call Options Strike @ EUR 133.000 on Euro-Bobl March 2019 Futures	02/2019	177	(46)	(7)	6	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	79	(61)	(20)	9	0
Euro-BTP Italy Government Bond March Futures	03/2019	64	(9,373)	(439)	0	(4)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	640	(110,579)	(290)	154	0
Put Options Strike @ EUR 131.250 on Euro-Bobl March 2019 Futures	02/2019	177	(13)	19	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	79	(17)	20	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	2,272	(357,624)	(702)	18	(109)
United Kingdom Long Gilt March Futures	03/2019	481	(75,513)	(21)	80	(245)

				$(5,620)	$267	$(584)

Total Futures Contracts				$(1,965)	$839	$(739)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (3)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.229%	EUR	200	$(6)	$3	$(3)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.212		200	(4)	0	(4)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.283		$3,400	(100)	52	(48)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.292	EUR	300	(5)	0	(5)	0	0

							$(115)	$55	$(60)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (3)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	600	$10	$(2)	$8	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		800	(6)	2	(4)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.973	$	900	16	(15)	1	0	(3)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.843	EUR	2,000	(36)	64	28	0	(4)
Tesco PLC	1.000	Quarterly	06/20/2025	2.005		2,500	(83)	(90)	(173)	0	(6)

							$(99)	$(41)	$(140)	$0	$(13)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (3)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$	4,000	$(294)	$206	$(88)	$0	$(7)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		99,800	(2,096)	1,011	(1,085)	0	(35)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	239,300	(2,832)	(1,521)	(4,353)	0	(373)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		107,700	(3,050)	1,408	(1,642)	0	(208)
iTraxx Europe Senior 30 5-Year Index	(1.000)	Quarterly	12/20/2023		26,100	53	73	126	0	(92)

						$(8,219)	$1,177	$(7,042)	$0	$(715)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin (3)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$2,600	$(119)	$(3)	$(122)	$2	$0
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	8,600	164	(103)	61	20	0

						$45	$(106)	$(61)	$22	$0

Interest Rate Swaps - Basis Swaps

								Variation Margin (3)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR (7)	1-Month USD-LIBOR + 0.117%	Quarterly	03/02/2020	$98,800	$0	$22	$22	$0	$(5)
3-Month USD-LIBOR (7)	1-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	69,900	0	(9)	(9)	0	(5)
3-Month USD-LIBOR	1-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	13,800	0	15	15	1	0
3-Month USD-LIBOR	1-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	9,900	0	15	15	1	0
3-Month USD-LIBOR	1-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	49,900	4	46	50	4	0
3-Month USD-LIBOR (7)	1-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	35,300	0	(2)	(2)	0	(1)

					$4	$87	$91	$6	$(11)

Interest Rate Swaps

										Variation Margin (3)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$2,900	$0	$(73)	$(73)	$0	$(7)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		8,600	4	(228)	(224)	0	(22)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		2,500	0	(65)	(65)	0	(6)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		2,800	0	(75)	(75)	0	(7)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		2,800	0	(78)	(78)	0	(7)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		6,200	0	(174)	(174)	0	(16)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	2,100	2	18	20	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	89,300	(132)	268	136	17	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		9,900	(99)	208	109	0	(51)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	53	41	7	0
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	13,650	13	35	48	1	0
Pay (7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		$1,244,100	85	2,927	3,012	40	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		361,400	6,784	(1,583)	5,201	12	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		9,600	70	(84)	(14)	0	(1)
Receive (7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		1,244,100	1	(4,191)	(4,190)	0	(171)
Pay (7)	3-Month USD-LIBOR	2.970	Semi-Annual	05/31/2023		100	0	2	2	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,100	366	(169)	197	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,800	357	(141)	216	0	(15)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		73,200	625	(1,193)	(568)	0	(143)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		18,400	475	242	717	0	(36)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		33,020	1,060	1,104	2,164	0	(106)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		76,300	4,454	(1,566)	2,888	0	(285)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		6,300	(22)	295	273	25	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		4,700	(35)	148	113	18	0
Receive (7)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		29,500	(377)	(346)	(723)	0	(127)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		21,600	(670)	1,175	505	0	(123)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,500	1,056	(341)	715	0	(52)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		22,200	606	(1,240)	(634)	0	(132)
Receive (7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		2,300	0	(41)	(41)	0	(14)
Receive (7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		8,800	0	(161)	(161)	0	(54)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	(29)	(21)	2	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	46	35	2	0
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	124,900	63	361	424	10	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		159,000	446	1,889	2,335	128	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	06/19/2024		19,000	100	113	213	17	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		66,900	(357)	1,478	1,121	98	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		69,100	179	576	755	105	0
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		5,175	120	(287)	(167)	0	(4)
Receive (7)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	118,300	(8)	192	184	0	(8)
Pay (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		98,500	279	137	416	3	0
Pay (7)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		34,700	(233)	69	(164)	1	0
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		118,300	(68)	(307)	(375)	0	(48)
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		98,500	(43)	(244)	(287)	0	(52)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		8,900	(8)	(92)	(100)	0	(16)
Pay (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		6,400	50	(20)	30	32	0
Pay (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,200	18	389	407	70	0
Pay (7)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	9,250,000	(272)	576	304	12	0
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,233,000	(103)	(188)	(291)	0	(6)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,672,130	218	(824)	(606)	0	(15)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		800,000	(1,680)	158	(1,522)	0	(11)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		100,000	(26)	(47)	(73)	0	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	(170)	(177)	15	0

							$13,276	$(1,498)	$11,778	$615	$(1,550)

Total Swap Agreements							$4,892	$(326)	$4,566	$643	$(2,289)

(l)

Securities with an aggregate market value of $9,494 and cash of $16,525 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	1,812		$1,354	$26	$0
	01/2019	CHF	1,128		1,144	0	(3)
	01/2019	DKK	223,144		35,490	1,247	0
	01/2019	EUR	67,722		77,312	0	(331)
	01/2019	GBP	4,030		5,146	9	0
	01/2019	JPY	88,600		788	0	(20)
	01/2019	MXN	29,808		1,472	0	(44)
	01/2019	SEK	484,985		53,591	0	(1,168)
	01/2019		$694	ARS	28,270	43	0
	01/2019		122,193	CAD	162,722	0	(2,971)
	01/2019		127,061	EUR	111,295	540	0
BPS	01/2019	CHF	1,409		$1,429	0	(4)
	01/2019	JPY	37,700		336	0	(8)
	01/2019	KRW	1,119		1	0	0
	01/2019		$2,302	CAD	3,144	1	0
	01/2019		5,114	GBP	4,070	74	0
	01/2019		2,762	KRW	3,112,667	29	0
	01/2019		2,496	NZD	3,669	0	(33)
	01/2019		24,237	PLN	91,327	171	0
	02/2019	RON	26,821	EUR	5,736	0	(1)
	03/2019	KRW	3,112,667		$2,770	0	(33)
	04/2019	CNH	7,181		1,036	0	(9)
	04/2019		$4,480	CNH	30,904	18	0
	07/2019		2,007		13,749	0	(6)
BRC	01/2019	JPY	620,900		$5,605	0	(61)
	01/2019	NOK	3,935		456	1	0
	01/2019		$3,879	NOK	33,066	0	(54)
CBK	01/2019	BRL	28,316		$7,253	0	(53)
	01/2019	EUR	109,819		125,342	0	(565)
	01/2019	GBP	643		820	0	0
	01/2019	NZD	4,153		2,877	89	0
	01/2019	SEK	43,525		4,840	0	(74)
	01/2019		$131,658	AUD	179,827	0	(4,975)
	01/2019		7,308	BRL	28,316	0	(2)
	01/2019		1,057	CAD	1,435	0	(5)
	01/2019		32,935	DKK	215,728	169	0
	01/2019		664	EUR	582	4	0
	01/2019		1,661	GBP	1,298	1	(6)
	01/2019		411	MXN	8,343	13	0
	01/2019		2,917	NOK	24,890	0	(37)
	01/2019		2,546	SEK	22,890	37	0
	02/2019	CNH	24,488		$3,522	0	(43)
	02/2019	EUR	4,961		6,279	579	0
	02/2019	JPY	600,000		5,347	0	(143)
	02/2019		$6,412	COP	20,376,209	0	(153)
	03/2019	KRW	18,078,270		$16,131	0	(146)
	03/2019		$1,176	KRW	1,316,179	9	0
	04/2019	DKK	215,727		$33,199	0	(171)
	05/2019	EUR	2,750		3,210	19	0
	06/2019	GBP	1,441		1,931	80	0
	06/2019		$70,197	EUR	60,196	0	(233)
	07/2019	CNH	15,057		$2,234	42	0
	07/2019		$2,005	CNH	13,749	0	(4)
DUB	01/2019	BRL	40,373		$10,441	24	0
	01/2019		$10,486	BRL	40,373	0	(70)
	01/2019		3,773	EUR	3,000	0	(330)
	02/2019	BRL	40,373		$10,466	68	0
	03/2019		6,245		1,632	29	0
	03/2019		$1,389	MXN	29,799	111	0
	04/2019	SEK	5,500	EUR	534	0	(8)
FBF	01/2019		$3,190	RUB	215,896	0	(100)
	04/2019	EUR	1,058	SEK	10,852	12	0
GLM	01/2019	BRL	6,778		$1,763	14	0
	01/2019	CAD	3,427		2,562	51	0
	01/2019	CHF	8,456		8,549	0	(57)
	01/2019	EUR	35,329		40,253	0	(240)
	01/2019	GBP	3,482		4,414	0	(26)
	01/2019	JPY	429,500		3,796	0	(124)
	01/2019	MXN	23,899		1,215	1	0
	01/2019	NOK	40,705		4,756	46	0
	01/2019	NZD	6,328		4,310	62	0
	01/2019	PLN	2,782		738	0	(6)
	01/2019	RUB	34,601		522	27	0
	01/2019	SEK	13,170		1,458	0	(28)
	01/2019		$12,030	AUD	16,820	0	(181)
	01/2019		1,749	BRL	6,778	0	0
	01/2019		5,027	CAD	6,724	0	(101)
	01/2019		1,380	DKK	8,800	0	(29)
	01/2019		5,029	EUR	4,404	20	0
	01/2019		86,221	GBP	67,436	10	(243)
	01/2019		2,827	MXN	58,118	128	0
	01/2019		4,298	NOK	37,118	2	(7)
	01/2019		4,639	SEK	41,740	73	0
	02/2019	CLP	5,315,216		$7,639	0	(27)
	02/2019		$7,801	CLP	5,301,817	0	(155)
	02/2019		3,522	CNH	24,474	41	0
	03/2019	JPY	6,660,000		$59,296	0	(1,773)
	03/2019		$33,285	IDR	489,288,061	345	0
HUS	01/2019	BRL	1,508		$389	0	0
	01/2019	CAD	26,470		19,977	583	0
	01/2019	CHF	1,642		1,651	0	(21)
	01/2019	DKK	2,615		400	0	(1)
	01/2019	EUR	27,997		32,204	170	(81)
	01/2019	GBP	1,737		2,196	0	(19)
	01/2019	KRW	924,000		825	0	(3)
	01/2019	NZD	957		657	15	0
	01/2019	PLN	17,092		4,654	86	0
	01/2019		$151	ARS	5,982	3	0
	01/2019		6,185	AUD	8,566	0	(151)
	01/2019		391	BRL	1,508	0	(2)
	01/2019		1,181	GBP	936	12	0
	01/2019		47,372	MXN	901,992	0	(1,624)
	01/2019		125,163	NOK	1,074,731	0	(820)
	02/2019		1,884	AUD	2,370	0	(214)
	03/2019	BRL	2,092		$620	83	0
	03/2019		$620	MXN	12,211	0	(5)
	04/2019	ARS	19,543		$457	0	(6)
	05/2019		$3,303	EUR	2,736	0	(129)
	07/2019	CNH	97,009		$14,210	90	0
	07/2019		$14,431	CNH	99,043	0	(15)
IND	01/2019	MXN	24,340		$1,195	0	(42)
	01/2019		$18,770	JPY	2,127,665	649	0
	01/2019		96,141	NZD	141,317	0	(1,277)
	03/2019		578	KRW	646,932	4	0
	04/2019	CNH	7,851		$1,132	0	(10)
JPM	01/2019	AUD	35,040		25,662	978	0
	01/2019	CAD	3,295		2,420	6	0
	01/2019	CHF	4,750		4,793	0	(40)
	01/2019	EUR	8,304		9,489	0	(29)
	01/2019	GBP	3,284		4,154	1	(33)
	01/2019	KRW	2,187,547		1,955	0	(6)
	01/2019	NOK	42,016		4,797	0	(62)
	01/2019		$3,620	AUD	5,139	0	(1)
	01/2019		2,732	EUR	2,404	23	0
	01/2019		1,256	NZD	1,872	0	0
	01/2019		7,425	SEK	67,023	138	0
	03/2019	IDR	52,882,360		$3,620	6	(21)
	03/2019		$2,114	KRW	2,367,151	17	0
	07/2019	CNH	1,659		$244	2	0
MSB	04/2019		$7,205	CNH	49,561	9	0
	07/2019	CNH	12,815		$1,875	10	0
MYI	01/2019	AUD	2,407		1,723	28	0
	01/2019	JPY	613,737		5,443	0	(157)
	01/2019	NZD	9,142		6,258	121	0
	01/2019	SEK	46,182		5,099	0	(112)
	01/2019		$7,152	EUR	6,259	24	0
	06/2021		92		72	0	(4)
NGF	04/2019	CNH	9,648		$1,392	0	(12)
RBC	01/2019	EUR	5,800		6,609	0	(52)
	01/2019		$716	NOK	6,260	9	0
RYL	01/2019	NZD	1,365		$939	23	0
	01/2019		$4,203	JPY	476,300	144	0
	03/2019		768	IDR	11,328,852	11	0
	04/2019	SEK	7,720	EUR	743	0	(20)
SCX	01/2019	RUB	89,844		$1,348	62	0
	01/2019		$1,288	JPY	145,021	35	0
	02/2019		42,144	RUB	2,794,727	0	(2,235)
	04/2019	CNH	25,201		$3,627	0	(41)
	04/2019		$4,845	CNH	33,405	18	0
SOG	01/2019		127,862	CHF	127,118	1,553	0
SSB	01/2019		22,624	EUR	19,850	134	0
	03/2019	TWD	102,228		$3,343	0	(23)
TOR	01/2019		$1,777	EUR	1,550	0	0
UAG	01/2019	EUR	109,340		$124,711	0	(648)
	01/2019	NOK	382		45	1	0
	01/2019		$700	CHF	693	6	0
	01/2019		631	GBP	500	7	0
	02/2019		562	RUB	37,592	0	(25)

Total Forward Foreign Currency Contracts						$9,326	$(22,802)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC GBP versus USD		$0.910	03/01/2019	GBP	9,000	$1	$0
BPS	Put - OTC AUD versus USD		0.640	01/02/2019	AUD	75,000	5	0
	Put - OTC AUD versus USD		0.630	01/18/2019		85,000	6	0
	Put - OTC EUR versus USD		1.040	01/02/2019	EUR	50,000	6	0
	Put - OTC GBP versus USD		1.070	01/02/2019	GBP	50,000	6	0
BRC	Call - OTC EUR versus USD		1.308	09/22/2021	EUR	1,100	68	42
	Put - OTC EUR versus USD		1.308	09/22/2021		1,100	81	113
GLM	Call - OTC USD versus CNH	CNH	7.110	02/11/2019		$7,400	39	6
HUS	Put - OTC EUR versus USD		$1.062	01/10/2019	EUR	4,900	1	0
	Call - OTC USD versus CAD	CAD	1.415	01/04/2019		$40,000	4	0
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	1,067	65	40
	Put - OTC EUR versus USD		1.291	06/24/2021		1,067	77	100

Total Purchased Options							$359	$301

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900%	01/16/2019		$2,300	$(4)	$(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		2,600	(5)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		3,000	(6)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		3,200	(6)	(10)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		2,500	(3)	(5)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		3,100	(3)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		2,500	(4)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,200	(2)	(3)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		2,800	(4)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		14,900	(12)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		5,100	(10)	(16)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		1,800	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		2,100	(3)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		2,200	(5)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		2,600	(3)	(4)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		2,600	(2)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		2,900	(5)	(6)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	3,200	(6)	(5)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$2,000	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		2,800	(5)	(5)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		2,600	(4)	(4)

							$(99)	$(116)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	4,099	$(130)	$(247)
	Call - OTC GBP versus USD		1.440	06/14/2019		4,144	(60)	(19)
GLM	Put - OTC USD versus CNH	CNH	6.840	02/11/2019		$7,400	(40)	(41)

							$(230)	$(307)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Total Written Options						$(399)	$(423)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.154%	$600	$(21)	$4	$0	$(17)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	4,700	(168)	33	0	(135)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	3,900	(96)	(13)	0	(109)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	2,200	(42)	6	0	(36)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	1,600	(55)	9	0	(46)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	5,800	(146)	(17)	0	(163)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	2,600	(92)	18	0	(74)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.614	3,700	(72)	11	0	(61)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	3,200	(113)	21	0	(92)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.154	4,200	(142)	22	0	(120)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	2,200	(55)	(7)	0	(62)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	2,700	(65)	(11)	0	(76)

							$(1,067)	$76	$0	$(991)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.113%		$300	$(15)	$1	$0	$(14)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		300	(15)	2	0	(13)
GST	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		300	(15)	(1)	0	(16)
JPM	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925	EUR	700	(66)	(6)	0	(72)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.113		$300	(17)	4	0	(13)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		1,700	(94)	2	0	(92)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		200	(10)	(1)	0	(11)

								$(232)	$1	$0	$(231)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR 4,500	$236	$(119)	$117	$0

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR 6,300	$7,143	$113	$(53)	$60	$0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP 1,600	1,952	(1)	57	56	0
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR 48,600	55,105	814	(355)	459	0
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	42,200	47,848	926	(531)	395	0
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.27% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	63,400	71,886	1,133	(530)	603	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP 2,900	3,539	85	15	100	0
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR 65,100	73,814	1,032	(411)	621	0

							$4,102	$(1,808)	$2,294	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	2.013%	Quarterly	07/10/2027	KRW	5,636,300	$0	$(88)	$0	$(88)
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027		10,227,900	0	(154)	0	(154)

								$0	$(242)	$0	$(242)

Total Swap Agreements								$3,039	$(2,092)	$2,411	$(1,464)

(n)

Securities with an aggregate market value of $17,104 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,923	$0	$1,923
Australia
Asset-Backed Securities	0	1,224	0	1,224
Corporate Bonds & Notes	0	4,447	0	4,447
Non-Agency Mortgage-Backed Securities	0	1,152	0	1,152
Brazil
Corporate Bonds & Notes	0	6,757	0	6,757
Loan Participations and Assignments	0	0	966	966
Canada
Corporate Bonds & Notes	0	8,192	0	8,192
Non-Agency Mortgage-Backed Securities	0	4,534	0	4,534
Sovereign Issues	0	57,470	0	57,470
Cayman Islands
Asset-Backed Securities	0	39,098	0	39,098
Corporate Bonds & Notes	0	3,999	0	3,999
Denmark
Corporate Bonds & Notes	0	38,610	0	38,610
Sovereign Issues	0	7,452	0	7,452
France
Corporate Bonds & Notes	0	27,668	0	27,668
Sovereign Issues	0	27,542	0	27,542
Germany
Asset-Backed Securities	0	1,041	0	1,041
Corporate Bonds & Notes	0	11,634	0	11,634
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,970	0	1,970
Hong Kong
Corporate Bonds & Notes	0	2,874	0	2,874
India
Corporate Bonds & Notes	0	797	0	797
Indonesia
Corporate Bonds & Notes	0	609	0	609
Ireland
Asset-Backed Securities	0	3,878	0	3,878
Corporate Bonds & Notes	0	5,757	0	5,757
Israel
Sovereign Issues	0	2,062	0	2,062
Italy
Corporate Bonds & Notes	0	7,445	0	7,445
Sovereign Issues	0	9,512	0	9,512
Japan
Corporate Bonds & Notes	0	18,671	0	18,671
Sovereign Issues	0	136,258	0	136,258
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,167	0	1,167
Kuwait
Sovereign Issues	0	7,671	0	7,671
Lithuania
Sovereign Issues	0	2,224	0	2,224
Luxembourg
Asset-Backed Securities	0	687	0	687
Corporate Bonds & Notes	0	4,778	0	4,778
Netherlands
Asset-Backed Securities	0	45	0	45
Corporate Bonds & Notes	0	19,441	0	19,441
Norway
Corporate Bonds & Notes	0	3,870	0	3,870
Sovereign Issues	0	1,434	0	1,434
Poland
Sovereign Issues	0	4,579	0	4,579
Portugal
Corporate Bonds & Notes	0	1,462	0	1,462
Qatar
Loan Participations and Assignments	0	6,942	0	6,942
Sovereign Issues	0	15,866	0	15,866
Saudi Arabia
Sovereign Issues	0	25,014	0	25,014
Singapore
Corporate Bonds & Notes	0	6,291	0	6,291
Slovenia
Sovereign Issues	0	11,986	0	11,986
South Korea
Sovereign Issues	0	931	0	931
Spain
Corporate Bonds & Notes	0	4,708	0	4,708
Sovereign Issues	0	36,492	0	36,492
Supranational
Corporate Bonds & Notes	0	10,207	0	10,207
Sweden
Corporate Bonds & Notes	0	70,048	0	70,048
Switzerland
Corporate Bonds & Notes	0	16,327	0	16,327
Sovereign Issues	0	2,116	0	2,116
United Arab Emirates
Corporate Bonds & Notes	0	1,557	0	1,557
Sovereign Issues	0	4,731	0	4,731
United Kingdom
Corporate Bonds & Notes	0	80,260	0	80,260
Non-Agency Mortgage-Backed Securities	0	25,925	0	25,925
Preferred Securities	0	424	0	424
Sovereign Issues	0	40,464	0	40,464
United States
Asset-Backed Securities	0	20,385	0	20,385
Corporate Bonds & Notes	0	145,975	0	145,975
Loan Participations and Assignments	0	1,391	0	1,391
Municipal Bonds & Notes	0	1,200	0	1,200
Non-Agency Mortgage-Backed Securities	0	87,937	0	87,937
U.S. Government Agencies	0	223,464	0	223,464
U.S. Treasury Obligations	0	100,855	0	100,855
Short-Term Instruments
Repurchase Agreements	0	4,923	0	4,923
Argentina Treasury Bills	0	893	0	893
France Treasury Bills	0	40,110	0	40,110
Japan Treasury Bills	0	66,254	0	66,254
Netherlands Treasury Bills	0	6,650	0	6,650
U.S. Treasury Bills	0	73	0	73
	$0	$1,540,333	$966	$1,541,299

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,987	$0	$0	$63,987

Total Investments	$63,987	$1,540,333	$966	$1,605,286

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(7,525)	$0	$(7,525)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	839	645	0	1,484
Over the counter	0	12,038	0	12,038
	$839	$12,683	$0	$13,522

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(739)	(2,289)	0	(3,028)
Over the counter	0	(24,689)	0	(24,689)

	$(739)	$(26,978)	$0	$(27,717)

Total Financial Derivative Instruments	$100	$(14,295)	$0	$(14,195)

Totals	$64,087	$1,518,513	$966	$1,583,566

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.3% ¤
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 8.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.625% due 10/30/2020		300	302
Ally Financial, Inc.
4.250% due 04/15/2021		100	99
Ambac Assurance Corp.
5.100% due 06/07/2020		28	37
Ambac LSNI LLC
7.803% due 02/12/2023 •		123	123
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	200	228
7.000% due 02/19/2019 •(g)		600	687
8.875% due 04/14/2021 •(g)		600	747
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$670	611
5.999% due 10/21/2025 ~	MXN	57,000	3,713
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$2,100	2,180
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	8,095	397
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	596
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	199
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		1,500	1,481
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,305
Goldman Sachs Group, Inc.
3.988% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,316
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		400	400
ING Bank NV
2.625% due 12/05/2022		1,200	1,182
International Lease Finance Corp.
5.875% due 04/01/2019		100	100
6.250% due 05/15/2019		400	404
8.250% due 12/15/2020		100	108
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	8	1
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,817
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$700	693
7.000% due 06/27/2019 •(g)	GBP	6,800	8,687
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$1,100	1,092
Nationwide Building Society
6.875% due 06/20/2019 •(g)	GBP	700	902
Navient Corp.
5.875% due 03/25/2021		$100	96
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		18	3
Realkredit Danmark A/S
2.500% due 07/01/2047		79	13
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,052
4.519% due 06/25/2024 •		700	687
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	5,120	5,896
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~		$2,100	2,103
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,776
UBS Group Funding Switzerland AG
4.216% (US0003M + 1.780%) due 04/14/2021 •		10,400	10,570

UniCredit SpA
7.830% due 12/04/2023		8,050	8,430

			66,133

INDUSTRIALS 1.5%
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	5,889
BAT Capital Corp.
3.204% due 08/14/2020 •		$1,500	1,486
Dell International LLC
3.480% due 06/01/2019		200	199
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		700	698
eBay, Inc.
2.750% due 01/30/2023		700	674
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,695
Ryder System, Inc.
2.450% due 09/03/2019		100	99
Telefonica Emisiones S.A.
5.877% due 07/15/2019		200	202
Time Warner Cable LLC
8.250% due 04/01/2019		100	101
VMware, Inc.
3.900% due 08/21/2027		200	178
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	299

			11,520

SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC
3.000% due 02/04/2019 (j)		500	500

UTILITIES 1.9%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		2,800	2,792
3.488% (US0003M + 0.750%) due 06/01/2021 ~		1,600	1,590
5.000% due 03/01/2021		100	103
5.150% due 02/15/2050		900	838
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		400	396
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		1,950	1,948
Petrobras Global Finance BV
6.125% due 01/17/2022		645	664
7.250% due 03/17/2044		5,100	5,042
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		800	784
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	299
Sprint Communications, Inc.
7.000% due 03/01/2020		800	822

			15,278

Total Corporate Bonds & Notes (Cost $97,008)			93,431

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		165	162

Total Municipal Bonds & Notes (Cost $130)			162

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae, TBA
3.500% due 02/01/2049		71,770	71,738
4.000% due 01/01/2049 - 02/01/2049		56,400	57,477

Total U.S. Government Agencies (Cost $127,936)			129,215

U.S. TREASURY OBLIGATIONS 67.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (q)		320	320
3.000% due 02/15/2048 (q)		70	70
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (o)(q)		5,151	5,079
0.125% due 04/15/2020 (l)		18,682	18,268
0.125% due 04/15/2021 (o)(q)		5,442	5,294
0.125% due 04/15/2021		28,581	27,807
0.125% due 04/15/2022 (l)		98,431	95,258

0.125% due 01/15/2023 (o)		7,416	7,164
0.125% due 07/15/2026 (l)		21,079	19,805
0.125% due 07/15/2026		7,132	6,701
0.250% due 01/15/2025 (l)		22,045	21,119
0.375% due 07/15/2025 (o)(q)		9,704	9,362
0.375% due 07/15/2025		13,461	12,987
0.375% due 01/15/2027		13,861	13,175
0.500% due 01/15/2028 (l)		22,019	21,029
0.625% due 07/15/2021 (o)(q)		3,029	2,997
0.625% due 04/15/2023 (o)		6,394	6,290
0.625% due 01/15/2024		7,607	7,491
0.625% due 01/15/2026 (o)		17,273	16,825
0.625% due 01/15/2026 (l)		40,645	39,591
0.625% due 02/15/2043 (q)		1,540	1,353
0.750% due 07/15/2028		7,354	7,204
0.750% due 02/15/2042 (q)		627	570
0.750% due 02/15/2045		3,018	2,706
0.875% due 02/15/2047		6,558	6,035
1.000% due 02/15/2046		8,784	8,348
1.000% due 02/15/2048 (l)		33,197	31,532
1.375% due 01/15/2020 (l)		18,945	18,829
1.375% due 02/15/2044		9,538	9,871
1.375% due 02/15/2044 (q)		358	371
1.750% due 01/15/2028 (q)		430	457
2.000% due 01/15/2026		5,704	6,090
2.125% due 02/15/2040 (q)		690	813
2.125% due 02/15/2041 (q)		2,413	2,857
2.375% due 01/15/2025 (l)		41,749	45,156
2.375% due 01/15/2027		13,418	14,818
2.500% due 01/15/2029 (l)		21,213	24,167
2.500% due 01/15/2029 (o)(q)		3,828	4,361
3.375% due 04/15/2032		3,733	4,796
3.875% due 04/15/2029		2,774	3,534

Total U.S. Treasury Obligations (Cost $537,075)			530,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust
2.746% due 07/25/2037 •		864	765
Banc of America Alternative Loan Trust
3.156% due 12/25/2035 ^•		923	759
Banc of America Mortgage Trust
4.368% due 06/25/2035 ~		167	157
4.371% due 08/25/2035 ^~		153	152
4.521% due 11/25/2035 ^~		138	137
BCAP LLC Trust
3.790% due 04/26/2036 ~		735	624
Bear Stearns Adjustable Rate Mortgage Trust
3.578% due 03/25/2035 ~		15	15
4.176% due 07/25/2036 ^~		299	279
Countrywide Alternative Loan Trust
2.616% due 06/25/2046 •		236	225
2.665% due 12/20/2046 ^•		277	245
4.179% due 10/25/2035 ^~		40	34
5.500% due 11/25/2035 ^		73	67
5.500% due 01/25/2036		334	290
6.000% due 08/25/2036 ^•		136	112
6.000% due 04/25/2037 ^		430	355
6.250% due 11/25/2036 ^		122	105
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •		389	372
4.305% due 04/20/2035 ~		17	17
6.000% due 05/25/2037 ^		548	424
Deutsche ALT-A Securities, Inc.
2.806% due 04/25/2037 •		756	488
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.300% due 07/25/2036 ^Ø		344	305
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		80	61
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	427	432
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~		$26	26
6.000% due 11/25/2035 ^		448	340
IndyMac Mortgage Loan Trust
2.686% due 07/25/2047 •		707	598
JPMorgan Mortgage Trust
3.855% due 06/25/2035 ~		13	13
Lehman Mortgage Trust
5.221% due 01/25/2036 ^~		483	475
MASTR Alternative Loan Trust
2.906% due 03/25/2036 •^		427	80
Morgan Stanley Mortgage Loan Trust
4.274% due 06/25/2036 ~		173	176

New York Mortgage Trust
4.037% due 05/25/2036 ^~		215	210
Residential Asset Securitization Trust
2.906% due 05/25/2035 •		584	500
2.906% due 01/25/2046 ^•		1,157	568
6.250% due 11/25/2036 ^		189	121
Structured Asset Mortgage Investments Trust
2.716% due 05/25/2036 •		511	469
2.726% due 05/25/2036 •		629	569
2.786% due 02/25/2036 ^•		677	641
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 02/25/2037 ^~		84	77
3.667% due 11/25/2036 ^~		557	527
4.038% due 10/25/2035 ~		1,455	1,436
4.392% due 09/25/2033 ~		13	13
Wells Fargo Mortgage-Backed Securities Trust
4.476% due 10/25/2035 ~		54	55
4.620% due 04/25/2036 ^~		288	287
4.828% due 12/25/2033 ~		33	34
4.848% due 11/25/2034 ~		77	78

Total Non-Agency Mortgage-Backed Securities (Cost $13,298)			13,713

ASSET-BACKED SECURITIES 9.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.319% due 08/15/2033 •		107	106
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	1,300	1,483
B&M CLO Ltd.
3.166% due 04/16/2026 •		$357	356
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	300	341
Barings Euro CLO BV
0.680% due 07/27/2030 •		400	454
CIFC Funding Ltd.
3.350% due 10/25/2027 •		$1,020	1,007
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		507	514
Citigroup Mortgage Loan Trust
2.586% due 01/25/2037 •		351	248
Citigroup Mortgage Loan Trust, Inc.
2.836% due 10/25/2036 •		2,300	2,176
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 •		500	452
2.706% due 09/25/2037 •		131	112
2.736% due 05/25/2037 •		1,100	1,034
2.756% due 03/25/2037 •		2,200	2,067
5.805% due 04/25/2036 ~^		95	86
Countrywide Asset-Backed Certificates Trust
3.466% due 10/25/2035 •		2,696	2,703
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^Ø		568	236
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •		645	645
Dorchester Park CLO DAC
3.369% due 04/20/2028 •		800	794
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	300	340
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		$1,400	1,390
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		900	894
First Franklin Mortgage Loan Trust
2.976% due 11/25/2036 •		2,600	2,290
Fremont Home Loan Trust
2.641% due 10/25/2036 •		311	291
2.656% due 10/25/2036 •		5,372	2,753
2.746% due 10/25/2036 •		2,953	1,531
GSAMP Trust
2.666% due 05/25/2046 •		127	126
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		800	795
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		474	378
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •		670	666
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •		952	418
Jamestown CLO Ltd.
3.306% due 01/15/2028 •		1,700	1,678
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		610	609
Lehman XS Trust
2.666% due 05/25/2036 •		1,438	1,424
5.012% due 06/25/2036 Ø		928	841

Long Beach Mortgage Loan Trust
2.806% due 01/25/2036 •		2,068	1,836
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		970	957
MASTR Asset-Backed Securities Trust
2.746% due 06/25/2036 •		304	171
3.076% due 01/25/2036 •		5,000	4,889
MidOcean Credit CLO
3.236% due 04/15/2027 •		1,000	997
Monarch Grove CLO
3.370% due 01/25/2028 •		1,350	1,336
Morgan Stanley ABS Capital, Inc. Trust
2.576% due 10/25/2036 •		171	103
2.616% due 10/25/2036 •		24	15
2.636% due 10/25/2036 •		1,390	1,317
2.656% due 06/25/2036 •		1,834	1,228
Morgan Stanley Mortgage Loan Trust
2.736% due 02/25/2037 •		224	104
5.726% due 10/25/2036 ^Ø		259	128
Navient Student Loan Trust
3.656% due 03/25/2066 •		1,355	1,361
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •		750	744
NovaStar Mortgage Funding Trust
2.676% due 11/25/2036 •		196	89
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		320	316
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •		77	78
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •		6,231	3,354
Residential Asset Securities Corp. Trust
2.746% due 08/25/2036 •		600	459
2.756% due 11/25/2036 •^		4,286	3,661
Saxon Asset Securities Trust
4.034% due 06/25/2033 Ø		19	20
Securitized Asset-Backed Receivables LLC Trust
2.756% due 05/25/2036 •		1,056	673
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		1,500	1,493
3.349% due 07/20/2027 •		400	398
Soundview Home Loan Trust
2.566% due 11/25/2036 •		147	63
2.786% due 05/25/2036 •		500	483
Structured Asset Investment Loan Trust
3.226% due 10/25/2035 •		4,300	4,194
Structured Asset Securities Corp. Mortgage Loan Trust
3.849% due 04/25/2035 •		31	30
Symphony CLO Ltd.
3.316% due 04/15/2028 •		300	299
Telos CLO Ltd.
3.399% due 04/17/2028 •		570	569
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.269% due 07/20/2027 •		380	377
3.309% due 04/20/2028 •		800	790
Tralee CLO Ltd.
3.499% due 10/20/2027 •		1,200	1,195
Venture CLO Ltd.
3.316% due 04/15/2027 •		730	722
3.316% due 07/15/2027 •		1,000	990
3.507% due 02/28/2026 •		3,290	3,274
WhiteHorse Ltd.
3.379% due 04/17/2027 •		1,100	1,095

Total Asset-Backed Securities (Cost $67,603)			71,296

SOVEREIGN ISSUES 9.6%
Argentina Government International Bond
5.875% due 01/11/2028		1,800	1,300
6.875% due 01/26/2027		140	107
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,665	94
59.257% (ARLLMONP) due 06/21/2020 ~(a)		74,652	2,135
Australia Government International Bond
1.250% due 02/21/2022	AUD	18,749	13,484
3.000% due 09/20/2025		7,745	6,292
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	700	864
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,667
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (d)	BRL	3,540	900
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	2,536	3,029

0.250% due 07/25/2024 (f)		1,724	2,112
1.850% due 07/25/2027 (f)		3,628	5,064
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (f)		6,068	7,343
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	14,635	10,372
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,272
6.150% due 08/12/2032		7,700	2,330
Qatar Government International Bond
3.875% due 04/23/2023		$2,200	2,228
5.103% due 04/23/2048		1,700	1,789
Saudi Government International Bond
4.000% due 04/17/2025		3,710	3,685
United Kingdom Gilt
0.125% due 11/22/2065 (f)	GBP	391	1,038
1.750% due 09/07/2037		5,600	7,149

Total Sovereign Issues (Cost $83,257)			75,254

	SHARES
COMMON STOCKS 1.4%
COMMUNICATION SERVICES 0.1%
Tribune Media Co. ‘A’		16,666	756

ENERGY 0.2%
Cheniere Energy, Inc. (b)		6,092	361
Energy Transfer Equity LP (m)		25,095	331
Enterprise Products Partners LP (m)		13,890	342
ONEOK, Inc.		6,033	325
Plains All American Pipeline LP		16,704	335

			1,694

HEALTH CARE 0.1%
BTG PLC (b)		19,444	206
TESARO, Inc. (b)		10,199	757

			963

INDUSTRIALS 0.6%
USG Corp.		98,479	4,201

INFORMATION TECHNOLOGY 0.4%
ARRIS International PLC (b)		24,048	735
Integrated Device Technology, Inc. (b)		24,517	1,187
Red Hat, Inc. (b)		6,670	1,172

			3,094

Total Common Stocks (Cost $10,845)			10,708

REAL ESTATE INVESTMENT TRUSTS 8.8%
REAL ESTATE 8.8%
Alexandria Real Estate Equities, Inc.		20,853	2,403
American Campus Communities, Inc.		26,840	1,111
American Homes 4 Rent ‘A’		14,618	290
American Tower Corp.		9,589	1,517
Apartment Investment & Management Co. ‘A’		25,929	1,138
AvalonBay Communities, Inc.		18,407	3,204
Boston Properties, Inc.		16,758	1,886
Brandywine Realty Trust (m)		17,472	225
Camden Property Trust		14,358	1,264
Corporate Office Properties Trust		23,750	499
CubeSmart		28,488	817
CyrusOne, Inc.		5,481	290
Digital Realty Trust, Inc.		21,188	2,258
Douglas Emmett, Inc.		33,308	1,137
Duke Realty Corp.		51,299	1,329
Equinix, Inc.		6,245	2,202
Equity LifeStyle Properties, Inc.		8,736	849
Equity Residential		56,376	3,721
Essex Property Trust, Inc.		7,916	1,941
Extra Space Storage, Inc. (m)		7,690	696
Federal Realty Investment Trust		8,971	1,059
First Industrial Realty Trust, Inc.		21,361	616
HCP, Inc.		45,112	1,260
Healthcare Realty Trust, Inc.		17,089	486
Healthcare Trust of America, Inc. ‘A’		10,964	278

Host Hotels & Resorts, Inc.		86,264	1,438
Hudson Pacific Properties, Inc.		35,762	1,039
Invitation Homes, Inc.		49,604	996
Kilroy Realty Corp.		19,025	1,196
Liberty Property Trust		19,734	826
Mid-America Apartment Communities, Inc.		14,211	1,360
Park Hotels & Resorts, Inc. (m)		11,694	304
Prologis, Inc.		65,061	3,820
Public Storage		16,136	3,266
Regency Centers Corp.		15,736	923
Rexford Industrial Realty, Inc.		27,068	798
Ryman Hospitality Properties, Inc. (m)		14,836	989
SBA Communications Corp. (b)		6,396	1,035
Simon Property Group, Inc.		35,899	6,031
SL Green Realty Corp.		14,094	1,115
STORE Capital Corp.		5,678	161
Sun Communities, Inc.		30,890	3,142
Taubman Centers, Inc.		13,439	611
UDR, Inc.		36,305	1,438
Ventas, Inc.		53,080	3,110
Vornado Realty Trust		22,411	1,390
Welltower, Inc. (m)		28,694	1,992

Total Real Estate Investment Trusts (Cost $66,058)			69,456

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (k) 0.9%			7,280

ARGENTINA TREASURY BILLS 0.2%
(5.618)% due 02/28/2019 - 04/30/2019 (c)(d)	ARS	45,850	1,365

GREECE TREASURY BILLS 0.3%
0.909% due 02/01/2019 - 03/01/2019 (c)(d)	EUR	1,800	2,061

JAPAN TREASURY BILLS 2.3%
(0.321)% due 02/04/2019 (d)(e)	JPY	2,020,000	18,432

U.S. TREASURY BILLS 0.3%
2.376% due 01/31/2019 - 03/14/2019 (c)(d)(q)		$2,221	2,213

Total Short-Term Instruments (Cost $30,993)			31,351

Total Investments in Securities (Cost $1,034,203)			1,025,086

	SHARES
INVESTMENTS IN AFFILIATES 13.6%
MUTUAL FUNDS 13.0% (h)
PIMCO Emerging Markets Currency and Short-Term Investments Fund		10,772,435	86,072
PIMCO Senior Floating Rate Fund		1,688,995	15,944

Total Mutual Funds (Cost $121,048)			102,016

SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		469,126	4,637

Total Short-Term Instruments (Cost $4,637)			4,637

Total Investments in Affiliates (Cost $125,685)			106,653

Total Investments 143.9% (Cost $1,159,888)			$1,131,739
Financial Derivative Instruments (n)(p) (0.4)%(Cost or Premiums, net $(7,866))			(3,471)
Other Assets and Liabilities, net (43.5)%			(341,610)

Net Assets 100.0%			$786,658

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$500	$500	0.06%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$660	U.S. Treasury Notes 2.875% due 09/30/2023	$(674)	$660	$660
	1.350	12/31/2018	01/02/2019	520	U.S. Treasury Notes 2.875% due 08/31/2023	(531)	520	520
TDM	3.130	12/31/2018	01/02/2019	6,100	U.S. Treasury Notes 2.000% due 04/30/2024 (l)	(6,269)	6,100	6,101

Total Repurchase Agreements						$(7,474)	$7,280	$7,281

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.550%	11/28/2018	01/14/2019	$(19,325)	$(19,373)
	2.550	12/19/2018	01/14/2019	(20,175)	(20,195)
GRE	2.460	10/19/2018	01/22/2019	(8,568)	(8,612)
	2.460	11/27/2018	01/22/2019	(20,480)	(20,531)
	2.540	11/14/2018	02/14/2019	(79,682)	(79,957)
	2.750	12/27/2018	01/28/2019	(47,260)	(47,282)
RCY	2.580	11/19/2018	01/18/2019	(8,937)	(8,965)
	2.650	11/29/2018	01/10/2019	(1,029)	(1,031)
	2.660	12/04/2018	01/04/2019	(10,046)	(10,068)

Total Reverse Repurchase Agreements					$(216,014)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	3.100%	12/31/2018	01/02/2019	$(1,698)	$(1,698)

Total Sale-Buyback Transactions					$(1,698)

(l)	Securities with an aggregate market value of $219,934 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(m)

Securities with an aggregate market value of $2,548 have been pledged as collateral as of December 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(221,941) at a weighted average interest rate of 2.047%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	197	$197	$2	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	108.000	02/22/2019	454	454	4	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	130.000	02/22/2019	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	131.500	02/22/2019	37	37	0	1
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	132.000	02/22/2019	189	189	1	3
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	171.000	02/22/2019	198	198	2	3
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	195.000	02/22/2019	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	200.000	02/22/2019	6	6	0	0

					$9	$7

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE S&P 500	2,525.000	01/04/2019	8	$1	$15	$16
Call - CBOE S&P 500	2,600.000	01/18/2019	8	1	16	12
Put - CBOE S&P 500	2,700.000	03/15/2019	19	2	186	397
Put - CBOE S&P 500	2,750.000	06/21/2019	20	2	251	544
Put - CBOE S&P 500	2,800.000	09/20/2019	20	2	220	653

					$688	$1,622

Total Purchased Options					$697	$1,629

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude April 2019 Futures	$54.000	03/15/2019	8	$8	$(10)	$(11)
Call - NYMEX Crude February 2019 Futures	66.000	01/16/2019	12	12	(13)	0
Call - NYMEX Crude February 2019 Futures	67.000	01/16/2019	12	12	(16)	0
Call - NYMEX Crude February 2019 Futures	68.000	01/16/2019	12	12	(14)	0

					$(53)	$(11)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	30	$30	$(14)	$(13)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	45	45	(18)	(18)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	60	60	(25)	(25)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	38	38	(28)	(4)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	30	30	(23)	(23)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	110	110	(38)	(125)

					$(146)	$(208)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE S&P 500	2,575.000	01/04/2019	8	1	$(6)	$(4)
Put - CBOE S&P 500	2,350.000	01/18/2019	8	1	(17)	(10)
Put - CBOE S&P 500	2,475.000	01/18/2019	7	1	(21)	(26)
Put - CBOE S&P 500	2,600.000	03/15/2019	19	2	(141)	(266)
Put - CBOE S&P 500	2,650.000	06/21/2019	20	2	(197)	(412)
Put - CBOE S&P 500	2,700.000	09/20/2019	20	2	(176)	(519)

					$(558)	$(1,237)

Total Written Options					$(757)	$(1,456)

Futures Contracts:

Long Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	6	$1,460	$(2)	$0	$0
90-Day Eurodollar June Futures	06/2019	873	212,390	473	11	0
90-Day Eurodollar March Futures	03/2019	6	1,459	(5)	0	0
90-Day Eurodollar September Futures	09/2019	6	1,460	(3)	0	0
Aluminum March Futures	03/2019	25	1,155	(83)	0	0
Brent Crude December Futures	10/2019	56	3,088	(1,016)	35	0
Brent Crude December Futures	10/2020	398	22,399	(4,849)	287	0
Brent Crude July Futures	05/2019	27	1,479	(206)	16	0
Brent Crude June Futures	04/2019	190	10,368	(3,959)	106	0
Call Options Strike @ EUR 113.900 on Euro-Schatz March 2019 Futures	02/2019	56	0	0	0	0
Call Options Strike @ EUR 137.000 on Euro-Bobl February 2019 Futures	01/2019	28	0	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	442	5	0	0	0
Chicago Ethanol (Platts) February Futures	02/2019	260	13,814	(411)	0	(82)
Chicago Ethanol (Platts) January Futures	01/2019	62	3,196	(255)	0	(19)
Cocoa March Futures	03/2019	17	411	26	1	0
Cocoa May Futures	05/2019	64	1,567	20	8	0
Copper December Futures	12/2019	10	1,490	(104)	0	0
Copper March Futures	03/2019	6	395	(10)	0	(8)
Copper May Futures	05/2019	36	2,373	(104)	0	(45)
Cotton No. 2 March Futures	03/2019	33	1,191	(115)	0	0
Cotton No. 2 May Futures	05/2019	66	2,426	(185)	0	0
Euro STOXX 50 March Futures	03/2019	118	4,021	(10)	69	0
Euro-Bund 10-Year Bond March Futures	03/2019	164	30,730	391	0	(36)
Euro-Buxl 30-Year Bond March Futures	03/2019	12	2,483	56	0	(11)
Euro-Schatz March Futures	03/2019	108	13,852	5	0	(1)
Henry Hub Natural Gas Swap April Futures	03/2019	12	80	(5)	0	(4)
Henry Hub Natural Gas Swap August Futures	07/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap December Futures	11/2019	12	88	3	0	(3)
Henry Hub Natural Gas Swap February Futures	01/2019	12	88	3	0	(11)
Henry Hub Natural Gas Swap July Futures	06/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap June Futures	05/2019	12	82	(4)	0	(3)
Henry Hub Natural Gas Swap March Futures	02/2019	12	86	0	0	(9)
Henry Hub Natural Gas Swap May Futures	04/2019	12	80	(5)	0	(3)
Henry Hub Natural Gas Swap November Futures	10/2019	12	84	(1)	0	(3)
Henry Hub Natural Gas Swap October Futures	09/2019	12	83	(3)	0	(3)
Henry Hub Natural Gas Swap September Futures	08/2019	12	82	(4)	0	(3)
Lead May Futures	05/2019	40	2,023	73	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04/2019	22	114	36	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2019	26	112	17	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2019	26	99	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures	02/2019	22	112	34	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures	01/2019	22	110	31	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2019	26	119	24	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06/2019	22	107	28	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures	03/2019	22	114	36	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05/2019	22	112	34	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2019	26	103	7	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2019	26	105	10	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2019	26	107	12	0	0
Natural Gas October Futures	09/2019	253	6,963	163	0	(243)
New York Harbor ULSD May Futures	04/2019	30	2,085	(416)	20	0
Nickel March Futures	03/2019	45	2,884	(79)	0	0
Nickel May Futures	05/2019	14	901	(12)	0	0
Platinum April Futures	04/2019	209	8,366	(8)	44	0
Put Options Strike @ EUR 111.300 on Euro-Schatz March 2019 Futures	02/2019	108	1	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	186	2	0	0	0
RBOB Gasoline March Futures	02/2019	75	4,133	(259)	8	0
Soybean July Futures	07/2019	226	10,399	320	0	(8)
Soybean Meal March Futures	03/2019	16	496	(13)	0	(5)
Topix Index Futures March Futures	03/2019	38	5,178	(317)	196	(2)
U.S. Treasury 10-Year Note March Futures	03/2019	148	18,058	99	58	0
White Sugar March Futures	02/2019	91	1,513	57	0	(30)
WTI Crude April Futures	03/2019	2	92	1	0	0
WTI Crude December Futures	11/2020	241	12,007	(2,652)	248	0
WTI Crude February Futures	01/2019	1	45	(16)	0	0
WTI Crude June Futures	05/2019	379	17,786	(6,844)	110	0
WTI Crude June Futures	05/2020	162	7,956	(1,658)	144	0
WTI Crude June Futures	05/2021	297	14,948	(1,992)	321	0
WTI Crude March Futures	02/2020	539	26,271	(4,565)	410	0
WTI Crude September Futures	08/2019	409	19,567	(5,985)	196	0
WTI Houston (Argus) vs. WTI Trade April Futures	03/2019	9	42	21	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2019	9	38	17	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2019	9	33	11	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2019	9	42	21	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2019	9	40	19	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2019	9	42	20	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2019	9	42	21	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2019	9	42	20	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2019	9	33	12	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2019	9	34	13	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2019	9	37	15	0	0
WTI Midland vs WTI Trade April Futures	03/2020	9	2	11	0	0
WTI Midland vs WTI Trade August Futures	07/2020	9	2	11	0	0
WTI Midland vs WTI Trade December Futures	11/2020	9	2	11	0	0
WTI Midland vs WTI Trade July Futures	06/2020	9	2	11	0	0
WTI Midland vs WTI Trade June Futures	05/2020	9	2	11	0	0
WTI Midland vs WTI Trade May Futures	04/2020	9	2	11	0	0
WTI Midland vs WTI Trade November Futures	10/2020	9	2	11	0	0
WTI Midland vs WTI Trade October Futures	09/2020	9	2	11	0	0
WTI Midland vs WTI Trade September Futures	08/2020	9	2	11	0	0
Zinc March Futures	03/2019	9	556	(25)	0	0
Zinc May Futures	05/2019	33	2,028	(23)	0	0

				$(33,957)	$2,288	$(538)

Short Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	867	$(211,342)	$(964)	$0	$(54)
Aluminum May Futures	05/2019	56	(2,596)	138	0	0
Arabica Coffee March Futures	03/2019	10	(382)	(2)	0	(3)
Australia Government 3-Year Note March Futures	03/2019	226	(17,862)	(89)	0	(22)
Australia Government 10-Year Bond March Futures	03/2019	23	(2,149)	(27)	0	(10)
Brent Crude December Futures	10/2021	31	(1,782)	291	0	(22)
Brent Crude December Futures	10/2022	65	(3,815)	(57)	0	(43)
Brent Crude June Futures	05/2020	84	(4,686)	1,191	0	(57)
Brent Crude June Futures	04/2021	84	(4,783)	617	0	(61)
Brent Crude March Futures	01/2019	17	(915)	242	0	(10)
Brent Crude September Futures	07/2019	380	(20,870)	6,222	0	(228)
Copper December Futures	12/2019	22	(1,455)	136	25	0
Corn March Futures	03/2019	529	(9,919)	(132)	13	0
Corn May Futures	05/2019	127	(2,432)	43	2	0
E-mini S&P 500 Index March Futures	03/2019	97	(12,150)	(1)	6	(8)
Euro-Bobl March Futures	03/2019	28	(4,251)	(13)	1	0
Euro-BTP Italy Government Bond March Futures	03/2019	169	(24,730)	(538)	0	(12)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	346	(59,782)	(280)	83	0
FTSE 100 Index March Futures	03/2019	3	(255)	0	49	(2)
Gas Oil March Futures	03/2019	121	(6,192)	634	0	(197)
Gas Oil May Futures	05/2019	31	(1,587)	(24)	0	(46)
Gold 100 oz. February Futures	02/2019	83	(10,635)	(385)	14	0
Hard Red Winter Wheat March Futures	03/2019	39	(953)	22	14	0
Henry Hub Natural Gas April Futures	03/2019	12	(80)	3	4	0
Henry Hub Natural Gas August Futures	07/2019	12	(83)	1	3	0
Henry Hub Natural Gas December Futures	11/2019	12	(88)	(5)	3	0
Henry Hub Natural Gas February Futures	01/2019	12	(88)	(5)	11	0
Henry Hub Natural Gas July Futures	06/2019	12	(83)	0	3	0
Henry Hub Natural Gas June Futures	05/2019	12	(82)	2	3	0
Henry Hub Natural Gas March Futures	02/2019	12	(86)	(2)	9	0
Henry Hub Natural Gas May Futures	04/2019	12	(80)	3	3	0
Henry Hub Natural Gas November Futures	10/2019	12	(84)	(1)	3	0
Henry Hub Natural Gas October Futures	09/2019	12	(83)	1	3	0
Henry Hub Natural Gas September Futures	08/2019	12	(82)	2	3	0
Japan Government 10-Year Bond March Futures	03/2019	1	(1,391)	(6)	1	(1)
Live Cattle February Futures	02/2019	73	(3,617)	(104)	9	0
Mini MSCI Emerging Markets Index March Futures	03/2019	37	(1,789)	(11)	7	0
Natural Gas April Futures	03/2019	203	(5,446)	(14)	274	0
Natural Gas March Futures	02/2019	85	(2,423)	884	252	0
New York Harbor ULSD March Futures	02/2019	4	(281)	39	0	(3)
RBOB Gasoline May Futures	04/2019	7	(442)	24	0	(1)
Soybean March Futures	03/2019	17	(761)	14	0	0
Soybean May Futures	05/2019	61	(2,769)	12	2	0
Soybean November Futures	11/2019	226	(10,568)	(526)	6	0
Soybean Oil March Futures	03/2019	42	(702)	26	0	0
Sugar No. 11 March Futures	02/2019	98	(1,320)	42	40	0
Sugar No. 11 May Futures	04/2019	136	(1,843)	128	52	0
U.S. Treasury 5-Year Note March Futures	03/2019	403	(46,219)	(389)	0	(101)
U.S. Treasury 10-Year Ultra March Futures	03/2019	213	(27,707)	(842)	0	(100)
U.S. Treasury 30-Year Bond March Futures	03/2019	377	(55,042)	(2,197)	0	(177)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	8	(1,285)	(7)	0	(5)
United Kingdom Long Gilt March Futures	03/2019	657	(103,144)	(672)	109	(335)
Wheat March Futures	03/2019	54	(1,359)	37	22	0
Wheat May Futures	05/2019	80	(2,042)	45	33	0
WTI Brent Financial April Futures	04/2019	31	(246)	(42)	0	(10)
WTI Brent Financial August Futures	08/2019	35	(247)	(9)	0	(4)
WTI Brent Financial December Futures	12/2019	35	(239)	0	1	0
WTI Brent Financial February Futures	02/2019	31	(254)	(49)	0	(13)
WTI Brent Financial January Futures	01/2019	31	(257)	(52)	0	(15)
WTI Brent Financial July Futures	07/2019	35	(253)	(15)	0	(5)
WTI Brent Financial June Futures	06/2019	31	(232)	(27)	0	(7)
WTI Brent Financial March Futures	03/2019	31	(251)	(46)	0	(11)
WTI Brent Financial May Futures	05/2019	31	(239)	(34)	0	(9)
WTI Brent Financial November Futures	11/2019	35	(239)	0	0	0
WTI Brent Financial October Futures	10/2019	35	(240)	(2)	0	(1)
WTI Brent Financial September Futures	09/2019	35	(244)	(5)	0	(2)
WTI Crude December Futures	11/2019	883	(42,720)	14,030	0	(556)
WTI Crude December Futures	11/2020	730	(36,369)	6,266	0	(752)
WTI Crude December Futures	11/2021	35	(1,781)	12	0	(38)
WTI Crude June Futures	05/2019	379	(17,786)	7,331	0	(110)
WTI Crude May Futures	04/2019	11	(512)	(19)	0	(3)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2020	9	(32)	8	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2019	9	(32)	8	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2020	9	(32)	8	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	9	(31)	9	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	9	(31)	9	0	0
WTI Midland vs WTI Trade February Futures	01/2020	9	(9)	1	0	0
WTI Midland vs WTI Trade January Futures	12/2019	9	(9)	1	0	0
WTI Midland vs WTI Trade March Futures	02/2020	9	(9)	1	0	0

				$30,953	$1,063	$(3,034)

Total Futures Contracts				$(3,004)	$3,351	$(3,572)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.389%	$1,000	$(30)	$15	$(15)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	760	$13	$(3)	$10	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146		1,300	(4)	4	0	0	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		200	(2)	1	(1)	0	0

							$7	$2	$9	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$21,400	$(997)	$524	$(473)	$0	$(36)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		136,000	(529)	(285)	(814)	0	(55)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	20,100	(309)	(56)	(365)	0	(31)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		57,300	(1,574)	700	(874)	0	(111)

						$(3,409)	$883	$(2,526)	$0	$(233)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,120	$16	$767	$783	$0	$(17)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	36	41	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	8	13	0	(5)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	5,200	16	(234)	(218)	0	(12)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$220	4	(1)	3	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		37,200	(1,437)	526	(911)	64	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	25	25	10	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	22	22	10	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	23	23	10	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	34	(33)	16	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		16,500	(38)	163	125	49	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		58,700	575	179	754	0	(164)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		6,960	173	285	458	0	(23)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	1	27	0	(1)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		48,620	(146)	(403)	(549)	0	(101)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,990	261	(110)	151	0	(15)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		48,400	0	(538)	(538)	0	(96)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,140	(919)	232	(687)	50	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	4,232	(4)	(44)	(48)	0	(7)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		5,060	81	(115)	(34)	0	(24)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,430	(170)	(55)	(225)	0	(39)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	640,000	(12)	(79)	(91)	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,820,000	(198)	(350)	(548)	0	(9)
Pay	6-Month JPY-LIBOR	0.372	Semi-Annual	10/22/2028		1,410,000	36	231	267	10	0
Pay	6-Month JPY-LIBOR	0.309	Semi-Annual	10/31/2028		580,000	(18)	93	75	4	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,570,000	(140)	(467)	(607)	0	(12)
Pay	28-Day MXN-TIIE	9.182	Lunar	11/28/2028	MXN	66,800	0	83	83	21	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028	EUR	4,500	1	108	109	9	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,900	(3)	(72)	(75)	0	(6)
Receive	CPTFEMU	1.796	Maturity	11/15/2038		3,320	0	130	130	10	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		7,050	84	337	421	41	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		1,810	0	103	103	10	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$1,320	0	(8)	(8)	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		4,800	0	(51)	(51)	4	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	(56)	(56)	0	0
Pay	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	(110)	111	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	(53)	(53)	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(45)	46	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(37)	28	0	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	(16)	(16)	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	(208)	(208)	0	(11)
Pay	CPURNSA	2.263	Maturity	05/09/2023		1,820	0	(44)	(44)	0	(1)
Pay	CPURNSA	2.281	Maturity	05/10/2023		5,590	0	(148)	(148)	0	(11)
Pay	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	(15)	(15)	0	(7)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,700	(145)	82	(63)	3	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		6,600	(67)	(33)	(100)	9	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		2,160	(100)	67	(33)	3	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		2,000	(92)	63	(29)	3	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,700	(82)	52	(30)	2	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	24	24	3	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	53	53	7	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		5,520	12	191	203	13	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		1,820	0	73	73	3	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		2,740	0	112	112	5	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		5,590	0	229	229	10	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	520	0	(3)	(3)	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		6,080	(1)	(87)	(88)	0	(5)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		3,070	0	121	121	9	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		10,020	1	418	419	30	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,620	0	71	71	5	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		720	0	58	58	2	0
Receive	UKRPI	3.513	Maturity	09/15/2028	GBP	4,200	0	(20)	(20)	32	0
Receive	UKRPI	3.593	Maturity	11/15/2028		2,670	0	22	22	20	0
Receive	UKRPI	3.595	Maturity	11/15/2028		1,400	0	12	12	11	0
Receive	UKRPI	3.633	Maturity	12/15/2028		2,800	0	38	38	20	0
Receive	UKRPI	3.718	Maturity	12/15/2028		4,460	0	121	121	33	0
Receive	UKRPI	3.325	Maturity	08/15/2030		100	0	(2)	(2)	1	0
Receive	UKRPI	3.300	Maturity	12/15/2030		4,475	(266)	68	(198)	41	0
Receive	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	(32)	(323)	26	0
Receive	UKRPI	3.530	Maturity	10/15/2031		1,330	34	(41)	(7)	14	0
Receive	UKRPI	3.500	Maturity	09/15/2033		10,380	8	(193)	(185)	118	0
Receive	UKRPI	3.579	Maturity	10/15/2033		210	0	2	2	3	0
Pay	UKRPI	3.585	Maturity	10/15/2046		60	(4)	0	(4)	0	(2)
Pay	UKRPI	3.428	Maturity	03/15/2047		3,200	206	(29)	177	0	(92)

							$(2,279)	$1,564	$(715)	$747	$(666)

Total Swap Agreements							$(5,711)	$2,464	$(3,247)	$747	$(899)

(o)

Securities with an aggregate market value of $17,188 and cash of $2,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $7and liability of $(1) for closed futures is outstanding at period end.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	57,754		$1,419	$0	$(87)
	01/2019	CAD	366		273	5	0
	01/2019	EUR	51,070		58,304	0	(248)
BPS	01/2019	ARS	13,160		338	0	(11)
	01/2019	BRL	54,235		14,496	532	(29)
	01/2019	CLP	624,840		935	35	0
	01/2019	RUB	74,233		1,079	16	0
	01/2019		$337	ARS	13,160	12	0
	01/2019		13,103	BRL	50,771	0	(3)
	01/2019		907	PHP	48,211	11	0
	01/2019		918	ZAR	12,656	0	(38)
	02/2019	PEN	7,279		$2,146	0	(11)
	02/2019	TRY	2,671		470	0	(22)
	03/2019		$311	ARS	13,160	8	0
BRC	01/2019	MXN	28,351		$1,392	0	(49)
	01/2019		$1,492	ARS	57,754	14	0
	01/2019		876	GBP	691	5	0
	01/2019		4,048	MXN	82,414	142	0
	01/2019		921	PHP	48,693	6	0
	01/2019		918	ZAR	13,200	0	(2)
	02/2019		341		4,915	0	(1)
	03/2019		149	MYR	624	2	0
	03/2019		144	TWD	4,411	1	0
	04/2019	ARS	64,305		$1,492	0	(1)
CBK	01/2019	AUD	39,588		29,001	1,112	0
	01/2019	BRL	12,581		3,309	63	0
	01/2019	CAD	3,392		2,578	93	0
	01/2019	GBP	1,272		1,626	5	0
	01/2019	PLN	5,626		1,519	16	0
	01/2019		$3,247	BRL	12,581	0	(1)
	01/2019		309	TRY	1,687	8	0
	02/2019	CHF	124		$124	0	(2)
	02/2019	JPY	1,010,000		8,956	0	(280)
	02/2019		$2,006	COP	6,405,743	0	(38)
	02/2019		1,538	CZK	35,060	25	0
	02/2019		825	ILS	3,026	0	(13)
	03/2019		164	HUF	45,820	0	0
DUB	01/2019	BRL	8,712		$2,246	10	(11)
	01/2019	RUB	74,431		1,113	46	0
	01/2019		$438	BRL	1,693	0	(1)
	02/2019	BRL	1,693		$437	1	0
	03/2019		$321	IDR	4,725,154	3	0
FBF	03/2019		647	PHP	34,204	2	0
GLM	01/2019	AUD	1,235		$887	17	0
	01/2019	BRL	20,144		5,191	1	(7)
	01/2019	CLP	1,222,097		1,776	18	(3)
	01/2019	GBP	16,811		21,485	58	(10)
	01/2019		$38	ARS	1,530	1	0
	01/2019		4,315	BRL	16,666	2	(17)
	01/2019		6,635	EUR	5,828	47	0
	01/2019		918	MXN	18,337	12	0
	01/2019		5,400	RUB	369,607	0	(110)
	02/2019		1,229	CLP	835,257	0	(24)
	03/2019	HUF	204,247		$728	0	(5)
	03/2019	KRW	168,337		150	0	(2)
	03/2019		$517	INR	37,622	19	0
	04/2019	BRL	3,540		$906	0	(1)
	04/2019		$3,919	CNY	27,328	52	0
HUS	01/2019	CLP	614,563		$893	8	0
	01/2019	NZD	1,223		840	19	0
	01/2019	PLN	596		158	0	(1)
	01/2019		$1,216	ARS	48,218	28	0
	01/2019		1,769	EUR	1,556	15	0
	01/2019		918	INR	66,674	41	0
	01/2019		3,292	TRY	17,940	73	0
	01/2019		877	ZAR	12,826	13	0
	02/2019	CLP	176,363		$258	4	0
	02/2019	JPY	1,010,000		8,991	0	(244)
	02/2019		$188	ARS	7,791	4	0
	02/2019		176	PEN	590	0	(1)
	02/2019		195	RUB	13,053	0	(9)
	03/2019		2,323	INR	166,763	55	0
	03/2019		476	PHP	25,415	6	0
	03/2019		1,470	THB	48,395	19	0
	04/2019	ARS	69,221		$1,624	0	(17)
	04/2019		$484	CNY	3,351	3	0
IND	01/2019	BRL	8,800		$2,271	1	0
	01/2019	NZD	14,411		9,804	130	0
	01/2019		$2,265	BRL	8,800	5	0
	01/2019		6,190	JPY	701,700	214	0
	03/2019		170	THB	5,548	1	0
JPM	01/2019	BRL	53,029		$14,280	598	0
	01/2019	RUB	115,173		1,722	70	0
	01/2019		$747	ARS	29,013	15	0
	01/2019		13,590	BRL	53,029	93	0
	01/2019		408	EUR	357	1	0
	01/2019		789	GBP	628	12	0
	02/2019		1,141	ZAR	16,830	24	0
	04/2019		3,736	CNH	25,784	17	0
MSB	01/2019	BRL	39,635		$10,219	2	(10)
	01/2019		$10,314	BRL	39,635	46	(133)
	02/2019	RUB	309,178		$4,636	221	0
	02/2019		$889	BRL	3,493	10	0
RYL	02/2019		251	RUB	16,882	0	(10)
SCX	01/2019	BRL	23,000		$6,161	227	0
	01/2019		$5,891	BRL	23,000	44	0
SOG	01/2019		924	PHP	48,802	5	0
	03/2019		2,193	HUF	618,223	23	0
	03/2019		451	INR	31,882	4	0
	04/2019	CNH	23,771		$3,393	0	(67)
SSB	01/2019	BRL	1,583		405	0	(4)
	03/2019	HKD	5,800		744	1	0
	03/2019		$1,301	MYR	5,449	19	0
	03/2019		804	SGD	1,099	4	0
	03/2019		1,048	TWD	32,037	7	0
UAG	03/2019		238	HKD	1,860	0	0

Total Forward Foreign Currency Contracts						$4,482	$(1,523)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Buy	1.800%	02/20/2019	$84,600	$12	$6
GST	Put - OTC CDX.IG-31 5-Year Index	Buy	2.000	02/20/2019	9,600	1	0

						$13	$6

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$57,000	$2	$0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	75.500	01/07/2019	69,000	3	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	19,970	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	70.000	01/07/2019	26,000	1	0

					$7	$0

Total Purchased Options					$20	$6

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$	5,800	$(8)	$(16)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		9,300	(13)	(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		5,600	(12)	(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		4,900	(11)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,900	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		3,800	(7)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		6,200	(7)	(10)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		3,200	(4)	(7)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		4,700	(4)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		2,900	(5)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,600	(3)	(4)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		9,200	(18)	(29)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		2,300	(4)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		2,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		3,500	(5)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		3,200	(7)	(7)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		6,100	(7)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		2,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		4,100	(7)	(8)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	1,300	(2)	(2)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	$	3,100	(6)	(5)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		4,600	(7)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		4,200	(4)	(6)

							$(147)	$(193)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC USD versus BRL	BRL	3.680	02/28/2019	$	7,486	$(66)	$(35)
HUS	Put - OTC EUR versus USD		$1.100	02/13/2019	EUR	4,887	(28)	(3)

							$(94)	$(38)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	$(86)	$(7)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(29)	27
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	04/10/2020		5,400	(29)	26
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(3)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(3)

							$(289)	$40

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$162,700	$(126)	$(80)

Total Written Options						$(656)	$(271)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARG3 CAL20	$10.000	Maturity	12/31/2020	16,800	$0	$(31)	$0	$(31)
	Receive	JETBRENT 1Q19 «	2.727	Maturity	03/31/2019	14,205	0	53	53	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	56,820	0	(80)	0	(80)
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	5,200	0	(405)	0	(405)
CBK	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	134,400	(2)	145	143	0
GST	Receive	COCL CAL19	5.300	Maturity	12/31/2019	81,600	(6)	(169)	0	(175)
	Receive	JETBRENT 1Q19 «	0.000	Maturity	03/31/2019	8,850	0	29	29	0
	Pay	JETBRENT CAL19 «	0.000	Maturity	12/31/2019	35,400	0	(52)	0	(52)
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	74,800	(5)	124	119	0
	Receive	PLATGOLD N9	411.500	Maturity	07/08/2019	600	0	(46)	0	(46)
JPM	Pay	CBOT Wheat March Futures	5.070	Maturity	02/22/2019	360,000	0	13	13	0
	Receive	EURMARG3 CAL20	9.900	Maturity	12/31/2020	32,400	0	(57)	0	(57)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	14,400	0	(52)	0	(52)
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	69,600	(4)	(139)	0	(143)
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	63,800	0	98	98	0
MYC	Receive	EURMARG3 CAL19	8.920	Maturity	12/31/2019	69,600	0	(123)	0	(123)
	Receive	EURMARG3 CAL20	9.970	Maturity	12/31/2020	16,800	0	(31)	0	(31)
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	17,400	0	(27)	0	(27)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	36,000	0	(130)	0	(130)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	10,800	0	(38)	0	(38)

							$(17)	$(918)	$455	$(1,390)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$60	$0	$(35)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	500	(16)	19	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	126	5	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	134	0	(8)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	296	0	(144)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	94	0	(57)

						$(965)	$729	$8	$(244)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	15,210	$0	$9	$9	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,270	0	(6)	0	(6)
DUB	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,120	0	5	5	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		28,540	0	4	4	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		17,640	0	9	9	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,820	1	6	7	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		6,010	0	8	8	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,700	0	(6)	0	(6)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,530	0	(2)	0	(2)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,320	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,990	0	(2)	0	(2)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		14,600	0	5	5	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026	$	3,600	0	(66)	0	(66)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		9,900	0	(167)	0	(167)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		900	0	(14)	0	(14)

								$1	$(212)	$52	$(263)

Total Return Swaps on Commodity and Equity Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SX5E Dividend Swap	11	N/A	Maturity	12/20/2019	EUR	7,923	$0	$162	$162	$0
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	08/30/2019		$7,548	0	14	14	0
CIB	Receive	PIMCODB Index (8)	626,820	0.000%	Monthly	02/15/2019		42,186	0	(1,663)	0	(1,663)
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	03/05/2019		32,760	0	38	38	0
GST	Receive	BCOMGC Index	237,924	0.070%	Monthly	02/15/2019		80,023	0	1,884	1,884	0
JPM	Receive	BCOMF1T Index	77,399	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019		42,271	0	(1,849)	0	(1,849)
	Receive	JMABNIC2 Index (9)	11,192	0.170%	Monthly	02/15/2019		22,578	(118)	(754)	0	(872)
	Pay	DWRTFT Index	77	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019		716	0	(2)	0	(2)
	Receive	JP1BSFTN Index	26,329	1-Month USD-LIBOR plus a specified spread	Monthly	11/20/2019		1,777	0	(2)	0	(2)
MAC	Receive	PIMCODB Index (10)	175,110	0.000%	Monthly	02/15/2019		53,948	(360)	(1,765)	0	(2,125)
SOG	Receive	DWRTFT Index	557	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2019		5,198	0	0	0	0

									$(478)	$(3,937)	$2,098	$(6,513)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	GOLDLNPM Index (7)	3.240%	Maturity	07/08/2019	$6,250	$0	$110	$110	$0
	Receive	SLVRLND Index (7)	7.290	Maturity	07/08/2019	4,167	0	(151)	0	(151)
	Pay	SPGCIAP Index (7)	4.452	Maturity	08/01/2019	731	0	(2)	0	(2)
MYC	Pay	GOLDLNPM Index (7)	3.294	Maturity	07/17/2019	7,989	0	140	140	0
	Pay	GOLDLNPM Index (7)	3.240	Maturity	07/26/2019	8,004	0	132	132	0
	Pay	GOLDLNPM Index (7)	3.063	Maturity	10/08/2019	7,943	0	90	90	0
	Pay	GOLDLNPM Index (7)	1.960	Maturity	05/12/2020	5,107	0	2	2	0
	Receive	SLVRLND Index (7)	3.706	Maturity	07/09/2019	7,117	0	(6)	0	(6)
	Receive	SLVRLND Index (7)	7.317	Maturity	07/17/2019	5,360	0	(191)	0	(191)
	Receive	SLVRLND Index (7)	7.398	Maturity	07/26/2019	5,297	0	(187)	0	(187)
	Receive	SLVRLND Index (7)	7.023	Maturity	10/08/2019	5,245	0	(122)	0	(122)
	Receive	SLVRLND Index (7)	4.580	Maturity	05/12/2020	3,341	0	1	1	0
SOG	Pay	GOLDLNPM Index (7)	1.782	Maturity	06/08/2020	4,345	0	(8)	0	(8)
	Receive	SLVRLND Index (7)	4.410	Maturity	06/08/2020	2,762	0	10	10	0
	Receive	SPGCIAP Index (7)	3.276	Maturity	08/01/2019	1,305	0	14	14	0
	Receive	SPGCICP Index (7)	4.000	Maturity	07/26/2019	1,425	0	(6)	0	(6)

							$0	$(174)	$499	$(673)

Total Swap Agreements							$(1,459)	$(4,512)	$3,112	$(9,083)

(q)

Securities with an aggregate market value of $7,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap

(8)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	2.9%	$1,221
Arabica Coffee March Futures	0.3	113
Brent Crude July Futures	2.3	959
Brent Crude March Futures	7.1	3,006
Cocoa March Futures	0.8	266
Copper March Futures	0.6	732
Copper May Futures	1.7	1,641
Corn March Futures	3.9	912
Cotton No. 02 March Futures	2.2	451
Cotton No. 02 May Futures	1.1	1,653
Gas Oil March Futures	3.9	90
Gold 100 oz. February Futures	0.2	934
Lead May Futures	2.2	1,397
Lean Hogs June Futures	3.3	2,324
Live Cattle June Futures	5.5	5,131
New York Harbor ULSD March Futures	12.2	2,075
New York Harbor ULSD May Futures	4.9	1,395
Nickel March Futures	3.3	1,352
NYMEX—Natural Gas May Futures	3.2	4,175
Platinum April Futures	9.9	1,451
RBOB Gasoline March Futures	3.4	2,371
RBOB Gasoline May Futures	5.6	312
Silver March Futures	0.7	1,363
Soybean Meal March Futures	3.2	588
Soybean Oil March Futures	1.4	252
Soybeans March Futures	0.6	254
Sugar No. 11 March Futures	0.6	149
WTI Crude March Futures	0.4	2,590
WTI Crude May Futures	6.1	280
Zinc March Futures	0.7	999
Zinc May Futures	2.4	1,418

Total Long Futures Contracts		$41,854

Cash	0.8%	$332

Total Notional Amount		$42,186

(9)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	16.6%	$3,746
Copper May Futures	8.4	1,885
Gold 100 oz. April Futures	13.6	3,074
Lean Hogs April Futures	1.1	240
Live Cattle April Futures	2.6	595
New York Harbor ULSD May Futures	6.7	1,523
Nickel May Futures	8.6	1,943
RBOB Gasoline May Futures	10.1	2,275
Silver May Futures	3.9	873
Soybean Meal May Futures	8.0	1,816
Soybeans May Futures	18.4	4,159
Sugar No. 11 May Futures	2.0	449

Total Long Futures Contracts		$22,578

Total Notional Amount		$22,578

(10)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	2.9%	$1,561
Arabica Coffee March Futures	0.3	144
Brent Crude July Futures	2.3	1,227
Brent Crude March Futures	7.1	3,844
Cocoa March Futures	0.6	425
Copper March Futures	1.7	341
Copper May Futures	3.9	936
Corn March Futures	2.2	2,099
Cotton No. 02 March Futures	1.1	1,166
Cotton No. 02 May Futures	3.9	577
Gas Oil March Futures	0.2	2,114
Gold 100 oz. February Futures	2.2	116
Lead May Futures	3.3	1,195
Lean Hogs June Futures	5.5	1,786
Live Cattle June Futures	12.2	2,972
New York Harbor ULSD March Futures	4.9	6,562
New York Harbor ULSD May Futures	3.3	2,654
Nickel March Futures	3.2	1,783
NYMEX—Natural Gas May Futures	9.9	1,729
Platinum April Futures	3.4	5,339
RBOB Gasoline March Futures	5.6	1,855
RBOB Gasoline May Futures	0.7	3,032
Silver March Futures	3.2	400
Soybean Meal March Futures	1.4	1,742
Soybean Oil March Futures	0.6	752
Soybeans March Futures	0.6	322
Sugar No. 11 March Futures	0.4	324
WTI Crude March Futures	6.1	190
WTI Crude May Futures	0.7	3,313
Zinc March Futures	2.4	358
Zinc May Futures	3.4	1,277

Total Long Futures Contracts		$53,523

Cash	0.8%	$425

Total Notional Amount		$53,948

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$66,133	$0	$66,133
Industrials	0	11,520	0	11,520
Specialty Finance	0	500	0	500
Utilities	0	15,278	0	15,278
Municipal Bonds & Notes
West Virginia	0	162	0	162
U.S. Government Agencies	0	129,215	0	129,215
U.S. Treasury Obligations	0	530,500	0	530,500
Non-Agency Mortgage-Backed Securities	0	13,713	0	13,713
Asset-Backed Securities	0	71,296	0	71,296
Sovereign Issues	0	75,254	0	75,254
Common Stocks
Communication Services	756	0	0	756
Energy	1,694	0	0	1,694
Health Care	963	0	0	963
Industrials	4,201	0	0	4,201
Information Technology	3,094	0	0	3,094
Real Estate Investment Trusts
Real Estate	69,456	0	0	69,456
Short-Term Instruments
Repurchase Agreements	0	7,280	0	7,280
Argentina Treasury Bills	0	1,365	0	1,365
Greece Treasury Bills	0	2,061	0	2,061
Japan Treasury Bills	0	18,432	0	18,432
U.S. Treasury Bills	0	2,213	0	2,213
	$80,164	$944,922	$0	$1,025,086

Investments in Affiliates, at Value
Mutual Funds	102,016	0	0	102,016
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,637	0	0	4,637

	$106,653	$0	$0	$106,653

Total Investments	$186,817	$944,922	$0	$1,131,739

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,351	2,376	0	5,727
Over the counter	0	7,518	82	7,600
	$3,351	$9,894	$82	$13,327

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,662)	(2,265)	0	(5,927)
Over the counter	0	(10,745)	(132)	(10,877)

	$(3,662)	$(13,010)	$(132)	$(16,804)

Total Financial Derivative Instruments	$(311)	$(3,116)	$(50)	$(3,477)

Totals	$186,506	$941,806	$(50)	$1,128,262

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Credit Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.2%
AECOM Technology Corp.
4.256% (LIBOR03M + 1.750%) due 03/13/2025 ~	$3,364	$3,213
Alphabet Holding Co., Inc.
6.022% (LIBOR03M + 3.500%) due 09/26/2024 ~	1,580	1,436
Altra Industrial Motion Corp.
4.522% (LIBOR03M + 2.000%) due 10/01/2025 ~	3,940	3,763
Ancestry.com Operations, Inc.
5.780% (LIBOR03M + 3.250%) due 10/19/2023 ~	8,959	8,567
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~	20,395	19,686
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(k)	12,661	12,658
Caesars Entertainment Operating Co.
4.522% (LIBOR03M + 2.000%) due 10/06/2024 ~	990	944
Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~	16,137	15,492
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	8,023	7,971
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	316	296
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~	8,143	7,829
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~	6,819	6,552
CPG International, Inc.
6.633% (LIBOR03M + 3.750%) due 05/05/2024 «~	10,104	9,699
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~	309	307
CSC Holdings LLC
4.955% (LIBOR03M + 2.500%) due 01/25/2026 ~	6,169	5,917
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~	43,500	42,434
Delta Air Lines, Inc.
4.703% (LIBOR03M + 1.900%) due 09/30/2019 ~(k)	12,209	12,212
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~	6,328	5,917
DJO Finance LLC
5.646% - 5.772% (LIBOR03M + 3.250%) due 06/08/2020 ~	977	969
FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~	5,187	5,005
Gardner Denver, Inc.
5.272% (LIBOR03M + 2.750%) due 07/30/2024 ~	1,113	1,079
HCA, Inc.
4.272% (LIBOR03M + 1.750%) due 03/18/2023 ~	1,345	1,315
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	142,684	136,531
Level 3 Financing, Inc.
4.754% (LIBOR03M + 2.250%) due 02/22/2024 ~	14,034	13,297
Lightstone Generation LLC
6.272% (LIBOR03M + 3.750%) due 01/30/2024 ~	17,691	16,829
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~	5,200	5,077
Meredith Corp.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	923	898
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~	8,967	8,205
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(k)	11,867	11,539
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(k)	5,959	5,988
Qatar National Bank SAQ
3.516% due 12/22/2020	5,000	4,958
RegionalCare Hospital Partners Holdings, Inc.
7.129% (LIBOR03M + 4.500%) due 11/16/2025 ~	8,600	8,163
Resideo Funding, Inc.
4.490% (LIBOR03M + 2.000%) due 10/24/2025 ~	1,000	969
RPI Finance Trust
4.522% (LIBOR03M + 2.000%) due 03/27/2023 ~	14,188	13,774
Sedgwick CMS, Inc.
TBD% due 11/06/2025	800	767
Sequa Mezzanine Holdings LLC
7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~	6,304	6,020
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	2,402	2,283

SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	11,020	10,457
Stars Group Holdings BV
6.303% (LIBOR03M + 3.500%) due 07/10/2025 ~	5,970	5,800
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	25,300	24,434
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~	7,188	7,096
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~	23,100	23,047
Verscend Holding Corp.
7.022% (LIBOR03M + 4.500%) due 08/27/2025 ~	7,500	7,275
Vistra Operations Co. LLC
4.772% (LIBOR03M + 2.250%) due 12/14/2023 ~	980	948
Western Digital Corp.
4.006% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,570	1,503
Westmoreland Coal Co.
TBD% due 12/16/2020 ^«(c)	394	156
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 ~µ	1,312	1,338
Wyndham Hotels & Resorts, Inc.
4.272% (LIBOR03M + 1.750%) due 05/30/2025 ~	6,783	6,537

Total Loan Participations and Assignments (Cost $513,827)		497,150

CORPORATE BONDS & NOTES 81.1%
BANKING & FINANCE 43.4%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	5,600	5,598
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,500	3,330
3.500% due 01/15/2025	7,600	6,946
3.750% due 05/15/2019	1,335	1,335
3.875% due 01/23/2028	6,700	5,861
4.125% due 07/03/2023	15,200	14,794
4.250% due 07/01/2020	2,500	2,506
AIA Group Ltd.
3.312% (US0003M + 0.520%) due 09/20/2021 ~	2,300	2,292
AIB Group PLC
4.750% due 10/12/2023	5,000	4,955
Air Lease Corp.
3.625% due 04/01/2027	8,741	7,836
Aircastle Ltd.
4.400% due 09/25/2023	18,000	17,721
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,300	4,147
3.900% due 06/15/2023	5,000	5,035
3.950% due 01/15/2028	600	581
4.300% due 01/15/2026	12,535	12,558
Alleghany Corp.
5.625% due 09/15/2020	1,000	1,034
Alpha Star Holding Ltd.
4.970% due 04/09/2019	10,300	10,277
Ambac LSNI LLC
7.803% due 02/12/2023 •	13,661	13,729
American Financial Group, Inc.
3.500% due 08/15/2026	27,350	25,857
American Homes 4 Rent LP
4.250% due 02/15/2028	13,667	13,240
American International Group, Inc.
4.375% due 01/15/2055	3,800	3,172
5.750% due 04/01/2048 •	2,100	1,832
6.250% due 05/01/2036	1,200	1,311
American Tower Corp.
2.800% due 06/01/2020	1,725	1,712
3.375% due 10/15/2026	2,100	1,958
3.550% due 07/15/2027	4,300	4,043
4.000% due 06/01/2025	19,400	19,067
4.400% due 02/15/2026	481	482
5.050% due 09/01/2020	400	410
Ardonagh Midco PLC
8.625% due 07/15/2023 (m)	13,100	11,200
Assurant, Inc.
4.072% (US0003M + 1.250%) due 03/26/2021 ~	9,500	9,497
4.200% due 09/27/2023	2,000	2,008
Athene Global Funding
4.000% due 01/25/2022	7,200	7,277
4.038% (US0003M + 1.230%) due 07/01/2022 ~	23,800	23,912
AvalonBay Communities, Inc.
2.866% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,788
Aviation Capital Group LLC
3.500% due 11/01/2027	13,054	11,821
3.688% (US0003M + 0.950%) due 06/01/2021 ~	700	699
6.750% due 04/06/2021	700	743
7.125% due 10/15/2020	10,350	10,887

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		15,400	14,589
Axis Bank Ltd.
3.250% due 05/21/2020		15,900	15,714
AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	16,500
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 • (i)	EUR	8,600	9,794
7.000% due 02/19/2019 • (i)		6,000	6,873
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$19,683	19,161
Banco do Brasil S.A.
9.000% due 06/18/2024 •(i)		3,130	3,194
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		4,800	4,800
Banco General S.A.
4.125% due 08/07/2027		3,900	3,586
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	8,760
Banco Santander Mexico S.A.
4.125% due 11/09/2022		10,000	9,875
Banco Santander S.A.
3.125% due 02/23/2023		600	568
3.545% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,317
3.848% due 04/12/2023		3,400	3,307
4.379% due 04/12/2028		3,000	2,808
6.250% due 09/11/2021 •(i)	EUR	12,600	14,202
Banistmo S.A.
3.650% due 09/19/2022		$16,000	15,260
Bank of America Corp.
2.816% due 07/21/2023 •		5,700	5,516
3.300% due 01/11/2023		1,125	1,109
3.419% due 12/20/2028 •		28,245	26,431
3.487% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,520
3.541% (US0003M + 0.790%) due 03/05/2024 ~		1,639	1,594
3.705% due 04/24/2028 •		800	769
3.970% due 03/05/2029 •		38,900	37,878
4.000% due 04/01/2024		8,539	8,592
4.382% due 10/21/2025 ~	MXN	50,000	3,257
5.875% due 03/15/2028 •(i)		$49,100	44,763
8.050% due 06/15/2027		12,000	14,649
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,323
Bank of China Ltd.
1.875% due 03/01/2019		2,500	2,497
3.788% (US0003M + 1.050%) due 03/01/2019 ~		7,800	7,806
Bank of Ireland
7.375% due 06/18/2020 •(i)	EUR	600	719
Bank of New York Mellon Corp.
3.000% due 02/24/2025		$7,000	6,768
3.450% due 08/11/2023		3,400	3,413
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,569
Barclays Bank PLC
7.625% due 11/21/2022 (j)		39,011	40,498
14.000% due 06/15/2019 •(i)	GBP	400	535
Barclays PLC
2.375% due 10/06/2023 •		1,100	1,361
3.200% due 08/10/2021		$3,200	3,111
3.250% due 02/12/2027	GBP	3,000	3,675
3.650% due 03/16/2025		$1,000	924
4.009% (US0003M + 1.380%) due 05/16/2024 ~		21,200	20,201
4.039% (US0003M + 1.625%) due 01/10/2023 ~		6,700	6,538
4.046% (US0003M + 1.430%) due 02/15/2023 ~		13,200	12,706
4.338% due 05/16/2024 •		2,200	2,141
4.375% due 01/12/2026		30,065	28,620
4.610% due 02/15/2023 •		17,400	17,265
4.728% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,916
6.500% due 09/15/2019 •(i)	EUR	4,200	4,702
7.250% due 03/15/2023 •(i)	GBP	7,565	9,658
7.750% due 09/15/2023 •(i)(j)		$1,500	1,447
7.875% due 09/15/2022 •(i)	GBP	200	256
BBVA Bancomer S.A.
5.125% due 01/18/2033 •		$20,600	17,948
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	21,194
Blackstone CQP Holdco LP
6.000% due 08/18/2021		11,100	11,171
6.500% due 03/20/2021		60,932	61,391
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		2,300	2,131
5.000% due 06/15/2044		3,900	3,894
BNP Paribas S.A.
3.500% due 03/01/2023		18,400	17,855
4.400% due 08/14/2028		14,100	13,797
7.375% due 08/19/2025 •(i)(j)		1,200	1,199

BOC Aviation Ltd.
3.000% due 03/30/2020		400	398
3.609% (US0003M + 1.050%) due 05/02/2021 ~		14,400	14,466
BPCE S.A.
4.000% due 09/12/2023		11,350	11,179
4.000% due 04/15/2024		1,000	1,007
4.016% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,235
4.500% due 03/15/2025		10,700	10,373
4.625% due 09/12/2028		5,150	5,090
Brighthouse Financial, Inc.
3.700% due 06/22/2027		8,800	7,453
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		8,000	7,320
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,200	5,027
3.591% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,983
3.650% due 06/15/2024		2,200	2,139
3.850% due 02/01/2025		5,475	5,301
3.900% due 03/15/2027		300	285
4.125% due 06/15/2026		3,900	3,784
Brookfield Finance LLC
4.000% due 04/01/2024		17,000	16,825
CaixaBank S.A.
5.250% due 03/23/2026 •(i)	EUR	4,600	4,498
Camden Property Trust
3.500% due 09/15/2024		$800	789
Cantor Fitzgerald LP
6.500% due 06/17/2022		450	477
7.875% due 10/15/2019		26,675	27,466
CBL & Associates LP
4.600% due 10/15/2024		600	452
5.250% due 12/01/2023		1,900	1,511
5.950% due 12/15/2026		22,550	17,307
Charles Schwab Corp.
5.000% due 12/01/2027 •(i)		11,000	9,256
China Evergrande Group
6.250% due 06/28/2021 (m)		4,200	4,014
7.500% due 06/28/2023		7,400	6,550
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020		2,000	1,990
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		7,000	6,858
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,478
Citigroup, Inc.
2.900% due 12/08/2021		15,700	15,456
3.200% due 10/21/2026		25,200	23,296
3.204% (US0003M + 0.790%) due 01/10/2020 ~		36,100	36,153
3.400% due 05/01/2026		2,200	2,074
3.450% (US0003M + 0.960%) due 04/25/2022 ~		2,000	1,975
3.696% (US0003M + 0.930%) due 06/07/2019 ~		27,300	27,366
3.700% due 01/12/2026		17,100	16,474
3.749% (US0003M + 1.190%) due 08/02/2021 ~		15,100	15,147
3.761% (US0003M + 1.023%) due 06/01/2024 ~		23,500	23,035
4.075% due 04/23/2029 •		25,800	25,208
6.300% due 05/15/2024 •(i)		16,800	15,519
8.125% due 07/15/2039		2,786	3,877
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,217
5.300% due 09/15/2043		6,400	7,495
CoBank ACB
6.250% due 10/01/2026 •(i)		9,300	9,346
Columbia Property Trust Operating Partnership LP
3.650% due 08/15/2026		2,411	2,265
Cooperatieve Rabobank UA
3.682% (US0003M + 0.860%) due 09/26/2023 ~		2,900	2,864
3.875% due 09/26/2023		11,700	11,747
4.625% due 05/23/2029	GBP	9,600	13,179
5.500% due 06/29/2020 •(i)	EUR	4,439	5,223
6.625% due 06/29/2021 •(i)		2,400	2,993
6.875% due 03/19/2020		15,300	18,957
Corestate Capital Holding S.A.
3.500% due 04/15/2023		1,100	1,225
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,075
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021 (m)		1,700	1,703
7.250% due 04/04/2021		8,100	8,116
7.500% due 03/09/2020		19,600	19,880
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,083
3.750% due 04/24/2023		2,400	2,351
7.500% due 06/23/2026 •(i)	GBP	300	397
Credit Suisse AG
6.500% due 08/08/2023 (j)		$25,450	26,611
6.500% due 08/08/2023		12,905	13,494

Credit Suisse Group AG
3.574% due 01/09/2023		13,650	13,328
3.869% due 01/12/2029 •		21,800	20,331
4.016% (US0003M + 1.240%) due 06/12/2024 ~		16,600	16,362
4.207% due 06/12/2024 •		31,550	31,498
7.500% due 07/17/2023 •(i)(j)		12,400	12,121
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,733
3.750% due 03/26/2025		1,000	958
3.800% due 09/15/2022		19,550	19,423
3.800% due 06/09/2023		15,800	15,519
4.735% (US0003M + 2.290%) due 04/16/2021 ~		14,400	14,813
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,341
3.200% due 09/01/2024		11,200	10,614
3.400% due 02/15/2021		600	600
4.000% due 03/01/2027		3,100	2,973
4.450% due 02/15/2026		6,800	6,784
5.250% due 01/15/2023		7,883	8,193
DBS Group Holdings Ltd.
3.257% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,199
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(i)		7,000	6,912
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,700	4,129
1.875% due 02/28/2020	GBP	1,400	1,762
2.700% due 07/13/2020		$4,779	4,649
2.850% due 05/10/2019		1,300	1,292
3.150% due 01/22/2021		2,600	2,514
3.300% due 11/16/2022		9,015	8,362
3.406% (US0003M + 0.970%) due 07/13/2020 ~		36,700	35,742
3.766% (US0003M + 1.290%) due 02/04/2021 ~		7,200	7,004
3.819% (US0003M + 1.190%) due 11/16/2022 ~		10,300	9,404
3.950% due 02/27/2023		3,800	3,591
4.250% due 10/14/2021		43,800	42,851
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,073
Discover Financial Services
4.100% due 02/09/2027		10,650	9,965
5.200% due 04/27/2022		8,598	8,926
Doctors Co.
6.500% due 10/15/2023		12,300	13,289
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,106	3,227
E*TRADE Financial Corp.
4.500% due 06/20/2028		5,645	5,577
5.300% due 03/15/2023 •(i)		6,300	5,230
5.875% due 09/15/2026 •(i)		9,700	8,754
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,165
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	8,734	9,432
Encina Business Credit, LLC
5.303% due 12/05/2025 «		$2,380	2,380
EPR Properties
4.500% due 04/01/2025		7,200	7,118
4.500% due 06/01/2027		2,100	2,029
4.750% due 12/15/2026		8,000	7,930
4.950% due 04/15/2028		5,500	5,455
ERP Operating LP
2.375% due 07/01/2019		5,200	5,184
4.500% due 06/01/2045		400	403
Essex Portfolio LP
3.375% due 04/15/2026		11,400	10,919
3.500% due 04/01/2025		1,875	1,826
3.625% due 08/15/2022		300	300
3.875% due 05/01/2024		3,900	3,915
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	18,713
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$22,440	23,756
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,445
4.600% due 11/15/2024		5,115	5,202
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,702
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,064
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		12,450	11,981
2.459% due 03/27/2020		800	783
2.989% (US0003M + 0.430%) due 11/02/2020 ~		3,400	3,306
3.157% due 08/04/2020		2,300	2,254
3.200% due 01/15/2021		300	291
3.448% due 08/12/2019 •		500	498
3.470% due 04/05/2021		1,800	1,750

3.566% (US0003M + 0.790%) due 06/12/2020 ~		12,425	12,253
3.662% (US0003M + 1.080%) due 08/03/2022 ~		19,400	18,193
3.754% (US0003M + 0.930%) due 09/24/2020 ~		21,500	21,120
5.750% due 02/01/2021		9,700	9,897
5.875% due 08/02/2021		5,900	6,054
8.125% due 01/15/2020		7,374	7,657
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		5,200	5,232
Freedom Mortgage Corp.
8.125% due 11/15/2024		11,880	10,246
8.250% due 04/15/2025		8,400	7,224
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		6,997	6,755
4.418% due 11/15/2035		49,626	41,868
General Motors Financial Co., Inc.
3.200% due 07/13/2020		15,700	15,508
Global Bank Corp.
4.500% due 10/20/2021		2,500	2,430
GLP Capital LP
5.250% due 06/01/2025		15,400	15,329
5.300% due 01/15/2029		500	491
5.750% due 06/01/2028		6,300	6,387
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		10,500	10,008
3.487% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,084
3.500% due 01/23/2025		21,000	19,931
3.750% due 05/22/2025		23,115	22,144
3.786% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,443
3.801% (US0003M + 1.050%) due 06/05/2023 ~		23,000	22,460
4.223% due 05/01/2029 •		64,100	61,843
4.459% (US0003M + 1.770%) due 02/25/2021 ~		21,700	22,002
5.750% due 01/24/2022		13,551	14,194
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	3,920
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,400	10,877
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		11,920	11,950
Grupo Aval Ltd.
4.750% due 09/26/2022		3,331	3,119
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		2,100	2,005
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,259
High Street Funding Trust
4.111% due 02/15/2028		3,500	3,446
Hospitality Properties Trust
4.375% due 02/15/2030		5,100	4,682
4.500% due 06/15/2023		1,200	1,211
5.000% due 08/15/2022		3,500	3,577
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,531
4.000% due 06/15/2025		6,050	5,886
6.000% due 10/01/2021		6,100	6,406
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,114
HSBC Holdings PLC
2.950% due 05/25/2021		1,500	1,479
3.240% (US0003M + 0.600%) due 05/18/2021 ~		19,000	18,724
3.950% due 05/18/2024 •		5,500	5,473
4.156% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,337
4.292% due 09/12/2026 •		4,500	4,448
4.300% due 03/08/2026		33,700	33,289
5.007% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,504
5.250% due 09/16/2022 •(i)	EUR	3,900	4,446
5.875% due 09/28/2026 •(i)	GBP	21,000	25,669
6.000% due 09/29/2023 •(i)	EUR	23,035	27,992
6.250% due 03/23/2023 •(i)(j)		$22,000	20,652
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,682
2.350% due 03/05/2020		2,950	2,920
ICICI Bank Ltd.
3.500% due 03/18/2020		9,900	9,865
4.800% due 05/22/2019		6,000	6,025
5.750% due 11/16/2020		2,000	2,061
IFC Development Corporate Treasury Ltd.
2.375% due 05/21/2019		6,000	5,974
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		6,000	6,004
Industrial & Commercial Bank of China Ltd.
3.341% (US0003M + 0.750%) due 11/08/2020 ~		4,400	4,393
ING Bank NV
1.650% due 08/15/2019		2,300	2,278
ING Groep NV
3.797% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,194
4.100% due 10/02/2023		4,500	4,502
4.625% due 01/06/2026		5,800	5,851

Intercontinental Exchange, Inc.
3.750% due 12/01/2025		1,600	1,610
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	4,892
International Lease Finance Corp.
6.250% due 05/15/2019		4,600	4,641
8.250% due 12/15/2020		10,600	11,406
8.625% due 01/15/2022		14,500	16,131
Intesa Sanpaolo SpA
3.375% due 01/12/2023		5,300	4,914
5.017% due 06/26/2024		6,890	6,242
5.710% due 01/15/2026		10,000	9,184
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		2,000	1,985
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(i)(j)		13,500	12,690
6.125% due 12/12/2022 •(i)		5,300	4,982
Jackson National Life Global Funding
2.500% due 06/27/2022		7,300	7,061
Jefferies Finance LLC
6.875% due 04/15/2022		2,750	2,688
7.250% due 08/15/2024		2,300	2,139
7.375% due 04/01/2020		28,775	28,811
7.500% due 04/15/2021		800	802
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		14,300	13,822
3.300% due 04/01/2026		14,203	13,546
3.390% (US0003M + 0.900%) due 04/25/2023 ~		39,000	38,516
3.411% (US0003M + 0.610%) due 06/18/2022 ~		22,700	22,461
3.509% due 01/23/2029 •		4,400	4,172
3.540% due 05/01/2028 •		10,200	9,742
3.900% due 07/15/2025		7,150	7,094
4.005% due 04/23/2029 •		52,900	52,087
4.203% due 07/23/2029 •		44,400	44,344
5.990% (US0003M + 3.470%) due 01/30/2019 ~(i)		23,472	23,237
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		250	249
KBC Group NV
4.250% due 10/24/2025 •(i)	EUR	8,800	8,606
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$2,500	2,350
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,784
4.375% due 10/01/2025		4,600	4,625
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,463
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,425
4.500% due 09/19/2028		3,500	3,510
LeasePlan Corp. NV
2.875% due 01/22/2019		2,730	2,729
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,283
Life Storage LP
3.875% due 12/15/2027		1,200	1,145
Lifestorage LP
3.500% due 07/01/2026		4,300	4,040
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,699
Lloyds Bank PLC
3.300% due 05/07/2021		$38,050	37,946
7.500% due 04/02/2032 Ø		18,200	14,626
Lloyds Banking Group PLC
3.000% due 01/11/2022		3,800	3,678
3.574% due 11/07/2028 •		7,500	6,688
3.590% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,090
4.050% due 08/16/2023		12,400	12,262
4.375% due 03/22/2028		3,400	3,233
6.375% due 06/27/2020 •(i)	EUR	900	1,021
7.000% due 06/27/2019 •(i)	GBP	8,700	11,115
7.500% due 09/27/2025 •(i)(j)		$10,000	9,677
7.625% due 06/27/2023 •(i)	GBP	7,848	10,316
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$28,970	28,988
Manulife Financial Corp.
4.150% due 03/04/2026		550	556
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,325
3.500% due 03/10/2025		10,750	10,579
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		5,400	5,346
Mercury General Corp.
4.400% due 03/15/2027		800	775
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,275

MetLife, Inc.
10.750% due 08/01/2069	4,000	5,850
MGIC Investment Corp.
5.750% due 08/15/2023	10,000	9,987
Mid-America Apartments LP
3.600% due 06/01/2027	300	289
3.750% due 06/15/2024	1,650	1,636
4.200% due 06/15/2028	5,900	5,939
4.300% due 10/15/2023	25,435	26,099
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	4,000	3,946
3.368% (US0003M + 0.860%) due 07/26/2023 ~	13,500	13,356
3.455% due 03/02/2023	14,100	14,021
3.839% (US0003M + 1.060%) due 09/13/2021 ~	51,200	51,308
4.618% (US0003M + 1.880%) due 03/01/2021 ~	11,515	11,799
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	8,000	7,851
3.651% (US0003M + 0.880%) due 09/11/2022 ~	21,000	20,867
3.919% (US0003M + 1.140%) due 09/13/2021 ~	5,200	5,222
Morgan Stanley
2.750% due 05/19/2022	20,000	19,466
3.168% (US0003M + 0.550%) due 02/10/2021 ~	800	791
3.399% (US0003M + 0.930%) due 07/22/2022 ~	13,300	13,120
3.414% (US0003M + 0.800%) due 02/14/2020 ~	1,100	1,100
3.649% (US0003M + 1.180%) due 01/20/2022 ~	15,000	14,955
3.737% due 04/24/2024 •	16,800	16,688
3.811% (US0003M + 1.220%) due 05/08/2024 ~	11,900	11,731
3.875% due 01/27/2026	15,000	14,651
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	5,600	5,377
MUFG Bank Ltd.
2.300% due 03/05/2020	19,600	19,415
2.850% due 09/08/2021	13,950	13,764
Multibank, Inc.
4.375% due 11/09/2022	2,400	2,334
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	4,400	4,399
3.850% due 06/30/2026	10,000	9,645
4.250% due 06/01/2024	9,100	9,178
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~	5,000	4,963
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/2023	4,800	4,692
Nationwide Building Society
4.302% due 03/08/2029 •	4,500	4,239
Navient Corp.
4.875% due 06/17/2019	207	206
5.875% due 03/25/2021	3,400	3,268
6.500% due 06/15/2022	10,555	9,848
6.625% due 07/26/2021	800	774
7.250% due 01/25/2022	600	581
8.000% due 03/25/2020	1,800	1,833
Neuberger Berman Group LLC
4.500% due 03/15/2027	7,800	7,810
Newmark Group, Inc.
6.125% due 11/15/2023	5,600	5,520
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	3,700	3,645
2.350% due 03/04/2019	1,800	1,797
3.203% (US0003M + 0.390%) due 09/28/2020 ~	3,400	3,363
3.326% (US0003M + 0.890%) due 01/13/2022 ~	3,200	3,146
NTT Finance Corp.
1.900% due 07/21/2021	3,650	3,521
Nuveen Finance LLC
4.125% due 11/01/2024	1,000	1,020
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	8,075	8,117
4.950% due 04/01/2024	1,200	1,221
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	6,800	6,919
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022	2,000	1,986
3.875% due 03/20/2027	1,900	1,894
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	900	896
Physicians Realty LP
3.950% due 01/15/2028	3,800	3,598
4.300% due 03/15/2027	4,100	3,990
Pinnacol Assurance
8.625% due 06/25/2034 «(k)	6,000	5,815
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023	3,900	3,738
5.250% due 04/25/2019	7,700	7,742
Progressive Corp.
5.375% due 03/15/2023 •(i)	5,500	5,161

Protective Life Corp.
4.300% due 09/30/2028		10,900	10,833
Protective Life Global Funding
1.999% due 09/14/2021		14,850	14,380
2.856% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,001
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	1,911
Prudential PLC
5.700% due 12/19/2063 •	GBP	900	1,242
Quicken Loans, Inc.
5.250% due 01/15/2028		$28,828	25,621
RBS Capital Trust
6.425% due 01/03/2034 •(i)		14,500	17,182
Regency Centers LP
3.600% due 02/01/2027		2,200	2,108
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,883
3.850% due 09/19/2023		5,500	5,549
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	2,000
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,972
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		1,100	1,056
4.086% (US0003M + 1.470%) due 05/15/2023 ~		3,400	3,300
4.372% (US0003M + 1.550%) due 06/25/2024 ~		23,500	22,467
4.800% due 04/05/2026		9,050	8,833
5.076% due 01/27/2030 •		7,500	7,250
7.500% due 08/10/2020 •(i)(j)		2,300	2,283
8.625% due 08/15/2021 •(i)(j)		6,300	6,536
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,666
4.450% due 12/03/2021		14,800	15,066
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,597
2.875% due 08/05/2021		30,900	29,845
3.373% due 01/05/2024 •		9,600	9,117
3.823% due 11/03/2028 •		15,626	14,155
4.750% due 09/15/2025		38,261	36,074
4.796% due 11/15/2024 •		15,000	14,909
7.375% due 06/24/2022 •(i)	GBP	2,630	3,374
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,186
2.375% due 03/16/2020		950	940
3.358% (US0003M + 0.620%) due 06/01/2021 ~		11,000	10,882
3.400% due 06/01/2021		13,600	13,538
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •		4,700	4,713
6.125% due 02/07/2022		7,600	7,819
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,201
Select Income REIT
4.250% due 05/15/2024		2,700	2,582
Siam Commercial Bank PCL
3.500% due 04/07/2019		8,000	8,009
SL Green Operating Partnership LP
3.250% due 10/15/2022		1,926	1,862
3.609% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,142
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,685
SLM Corp.
5.125% due 04/05/2022		4,800	4,668
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	292
4.125% due 07/15/2023		5,600	5,629
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		8,300	7,067
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,739
Springleaf Finance Corp.
5.250% due 12/15/2019		20,800	20,902
7.125% due 03/15/2026		6,100	5,456
7.750% due 10/01/2021		5,000	5,037
8.250% due 12/15/2020		4,100	4,254
State Bank of India
3.250% due 01/24/2022		12,500	12,232
3.622% due 04/17/2019		7,000	7,009
Stearns Holdings LLC
9.375% due 08/15/2020		12,695	11,997
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	10,650	13,241
STORE Capital Corp.		$3,400	3,293
4.500% due 03/15/2028
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		9,800	9,728
2.755% (US0003M + 0.310%) due 10/18/2019 ~		3,000	2,998

Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		5,900	5,840
3.102% due 01/17/2023		14,000	13,740
3.310% (US0003M + 0.860%) due 07/19/2023 ~		4,700	4,676
3.590% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,283
4.447% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,587
Sunac China Holdings Ltd.
8.625% due 07/27/2020		2,200	2,215
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,585
Synchrony Financial
3.812% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,342
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	44,044
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,990	8,277
5.661% due 10/13/2041		3,345	4,748
5.801% due 10/13/2040		6,260	9,069
Times China Holdings Ltd.
7.850% due 06/04/2021		$1,000	980
Trust F
5.250% due 12/15/2024		2,000	1,928
5.250% due 01/30/2026		10,660	10,194
6.950% due 01/30/2044		5,683	5,399
U.S. Bancorp
5.300% due 04/15/2027 •(i)		5,500	5,184
UBS AG
2.450% due 12/01/2020		13,000	12,765
3.218% (US0003M + 0.480%) due 12/01/2020 ~		8,500	8,462
3.347% due 06/08/2020 •		47,700	47,694
5.125% due 05/15/2024		21,530	21,478
7.625% due 08/17/2022 (j)		40,917	43,679
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		24,000	23,508
4.125% due 09/24/2025		11,150	11,088
UDR, Inc.
3.500% due 01/15/2028		7,200	6,836
3.700% due 10/01/2020		3,000	3,013
3.750% due 07/01/2024		1,125	1,119
4.000% due 10/01/2025		14,200	14,183
UniCredit SpA
7.830% due 12/04/2023		45,500	47,646
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		8,700	8,719
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,192
4.625% due 11/01/2025		12,500	12,547
4.875% due 06/01/2026		5,499	5,507
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	700	796
Vonovia Finance BV
5.000% due 10/02/2023		$1,100	1,139
Vornado Realty LP
3.500% due 01/15/2025		6,200	5,987
Washington Prime Group LP
5.950% due 08/15/2024		22,350	19,629
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,792
3.150% due 04/05/2022		2,340	2,306
3.250% due 10/05/2020		10,250	10,236
3.750% due 09/17/2024		10,905	10,839
Wells Fargo & Co.
2.625% due 07/22/2022		41,600	40,131
3.000% due 04/22/2026		13,451	12,553
3.069% due 01/24/2023		1,900	1,852
3.500% due 03/08/2022		1,000	997
3.548% (US0003M + 0.930%) due 02/11/2022 ~		18,000	17,891
3.550% due 09/29/2025		19,850	19,258
3.584% due 05/22/2028 •		53,786	51,723
3.597% (US0003M + 1.110%) due 01/24/2023 ~		41,950	41,568
3.757% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,154
4.076% (US0003M + 1.340%) due 03/04/2021 ~		14,550	14,707
4.400% due 06/14/2046		1,250	1,159
6.558% (US0003M + 3.770%) due 03/15/2019 ~(i)		3,413	3,396
Wells Fargo Bank N.A.
2.940% (SOFRRATE + 0.480%) due 03/25/2020 ~		6,250	6,222
2.987% (US0003M + 0.510%) due 10/22/2021 ~		4,500	4,448
3.389% (US0003M + 0.650%) due 12/06/2019 ~		7,500	7,519
3.625% due 10/22/2021		3,900	3,924
Welltower, Inc.
4.250% due 04/15/2028		2,500	2,481
4.950% due 01/15/2021		2,500	2,560
6.125% due 04/15/2020		1,975	2,038
Weyerhaeuser Co.
3.250% due 03/15/2023		6,000	5,902
4.625% due 09/15/2023		4,430	4,601

7.125% due 07/15/2023	2,026	2,305
7.375% due 10/01/2019	19,871	20,422
7.375% due 03/15/2032	19,459	23,865
7.950% due 03/15/2025	12,479	14,807
8.500% due 01/15/2025	12,449	15,179
WP Carey, Inc.
4.250% due 10/01/2026	9,100	8,917
4.600% due 04/01/2024	6,064	6,161
XLIT Ltd.
4.450% due 03/31/2025	1,800	1,792
Yingde Gases Investment Ltd.
6.250% due 01/19/2023	1,100	1,037

		5,107,541

INDUSTRIALS 29.0%
AbbVie, Inc.
2.850% due 05/14/2023	17,385	16,768
3.200% due 05/14/2026	8,250	7,662
3.600% due 05/14/2025	19,718	18,948
Activision Blizzard, Inc.
3.400% due 09/15/2026	4,700	4,424
3.400% due 06/15/2027	4,800	4,533
Adecoagro S.A.
6.000% due 09/21/2027	3,500	2,984
Aetna, Inc.
2.800% due 06/15/2023	6,253	5,952
Air Canada Pass-Through Trust
4.125% due 11/15/2026	7,710	7,657
5.375% due 11/15/2022	1,232	1,246
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	10,000	9,263
Alimentation Couche-Tard, Inc.
2.700% due 07/26/2022	7,200	6,953
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	11,300	10,675
Allergan Funding SCS
3.850% due 06/15/2024	1,854	1,831
4.550% due 03/15/2035	12,302	11,714
Allergan Sales LLC
4.875% due 02/15/2021	12,942	13,262
5.000% due 12/15/2021	3,650	3,758
Altice Financing S.A.
7.500% due 05/15/2026	5,000	4,575
Altice France S.A.
8.125% due 02/01/2027	7,000	6,615
Altice Luxembourg S.A.
7.750% due 05/15/2022	7,200	6,579
America Movil S.A.B. de C.V.
5.000% due 03/30/2020	5,800	5,903
American Airlines Pass-Through Trust
3.350% due 04/15/2031	9,535	9,029
3.375% due 11/01/2028	4,140	3,940
3.600% due 04/15/2031	3,600	3,424
3.700% due 04/01/2028	2,839	2,759
4.000% due 01/15/2027	1,057	1,052
5.250% due 07/31/2022	1,449	1,481
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026	10,900	10,420
American Woodmark Corp.
4.875% due 03/15/2026	4,000	3,560
Amgen, Inc.
3.625% due 05/22/2024	10,000	9,981
4.663% due 06/15/2051	39,404	37,330
Andeavor Logistics LP
5.250% due 01/15/2025	6,300	6,421
6.375% due 05/01/2024	2,400	2,487
6.875% due 02/15/2023 •(i)	7,800	6,957
Anheuser-Busch Cos. LLC
3.650% due 02/01/2026	24,900	23,558
4.700% due 02/01/2036	20,698	19,329
4.900% due 02/01/2046	1,400	1,303
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	14,739	12,902
Anthem, Inc.
3.650% due 12/01/2027	30,100	28,829
AP Moller - Maersk A/S
3.875% due 09/28/2025	2,200	2,121
Apple, Inc.
2.450% due 08/04/2026	11,700	10,830
2.750% due 01/13/2025	6,500	6,276
Aptiv PLC
3.150% due 11/19/2020	5,200	5,163
Arrow Electronics, Inc.
3.250% due 09/08/2024	3,500	3,264

Ashtead Capital, Inc.
5.250% due 08/01/2026	600	582
Associated Materials LLC
9.000% due 01/01/2024	1,700	1,649
Autodesk, Inc.
3.600% due 12/15/2022	3,000	2,977
AutoNation, Inc.
3.350% due 01/15/2021	8,530	8,468
Bacardi Ltd.
4.700% due 05/15/2028	19,600	18,881
5.150% due 05/15/2038	10,700	9,868
Baidu, Inc.
2.875% due 07/06/2022	5,000	4,862
3.500% due 11/28/2022	5,000	4,954
3.875% due 09/29/2023	17,400	17,347
4.375% due 05/14/2024	8,100	8,183
4.375% due 03/29/2028	10,000	9,822
4.875% due 11/14/2028	4,300	4,374
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	1,200	1,106
BAT Capital Corp.
3.557% due 08/15/2027	6,800	6,051
4.390% due 08/15/2037	30,700	25,228
BAT International Finance PLC
2.750% due 06/15/2020	800	786
Baxalta, Inc.
2.875% due 06/23/2020	268	266
Bayer U.S. Finance LLC
2.750% due 07/15/2021	110	107
3.000% due 10/08/2021	10,957	10,720
3.375% due 07/15/2024	3,900	3,714
3.875% due 12/15/2023	6,000	5,897
4.250% due 12/15/2025	600	585
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	6,400	5,648
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	500	484
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	3,977
3.850% due 05/15/2025	27,051	26,660
Brambles USA, Inc.
5.350% due 04/01/2020	1,100	1,125
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,234
5.750% due 04/15/2021	300	310
6.450% due 02/03/2024	9,700	10,222
BRF GmbH
4.350% due 09/29/2026	2,090	1,813
BRF S.A.
3.950% due 05/22/2023	1,500	1,354
4.750% due 05/22/2024 (m)	4,300	3,972
Broadcom Corp.
2.650% due 01/15/2023	4,320	4,024
3.000% due 01/15/2022	2,900	2,791
3.625% due 01/15/2024	63,980	60,596
3.875% due 01/15/2027	5,000	4,496
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022	3,400	3,399
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,703
Caesars Resort Collection LLC
5.250% due 10/15/2025	9,500	8,194
Campbell Soup Co.
3.418% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,471
3.650% due 03/15/2023	13,516	13,193
3.950% due 03/15/2025	3,000	2,879
4.150% due 03/15/2028	11,500	10,733
4.800% due 03/15/2048	10,000	8,511
Canadian Pacific Railway Co.
6.125% due 09/15/2115	10,000	11,705
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,163	2,044
Celgene Corp.
3.900% due 02/20/2028	5,900	5,548
4.350% due 11/15/2047	6,175	5,227
4.550% due 02/20/2048	1,411	1,229
Cenovus Energy, Inc.
5.250% due 06/15/2037	22,300	19,721
5.700% due 10/15/2019	4,365	4,444
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	13,820
4.500% due 01/15/2021	500	510
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	398
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	26,208

4.200% due 03/15/2028	10,600	9,951
4.464% due 07/23/2022	32,765	33,104
4.500% due 02/01/2024	600	600
4.908% due 07/23/2025	16,600	16,522
5.375% due 04/01/2038	8,600	8,038
5.375% due 05/01/2047	6,900	6,282
5.750% due 04/01/2048	15,590	14,666
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	7,400	7,014
Churchill Downs, Inc.
4.750% due 01/15/2028	1,200	1,092
Cigna Corp.
3.326% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,872
3.438% (US0003M + 0.650%) due 09/17/2021 ~	5,100	5,030
Cimarex Energy Co.
4.375% due 06/01/2024	33,442	33,293
Comcast Corp.
2.350% due 01/15/2027	587	526
3.038% (US0003M + 0.630%) due 04/15/2024 ~	11,700	11,440
3.127% (US0003M + 0.330%) due 10/01/2020 ~	5,785	5,760
3.150% due 03/01/2026	6,500	6,228
3.237% (US0003M + 0.440%) due 10/01/2021 ~	7,815	7,744
3.300% due 10/01/2020	1,300	1,305
3.300% due 02/01/2027	700	668
3.700% due 04/15/2024	2,100	2,114
3.999% due 11/01/2049	9,131	8,215
4.000% due 03/01/2048	800	732
4.250% due 10/15/2030	3,000	3,040
Community Health Systems, Inc.
5.125% due 08/01/2021	1,525	1,422
6.250% due 03/31/2023	1,875	1,711
8.625% due 01/15/2024	6,300	6,237
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	2,500	2,494
4.300% due 05/01/2024	15,900	15,822
Concho Resources, Inc.
3.750% due 10/01/2027	3,500	3,303
4.300% due 08/15/2028	21,150	20,742
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,576
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)	3,621	1,503
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	438	438
4.750% due 07/12/2022	1,618	1,640
7.250% due 05/10/2021	9,258	9,511
Continental Resources, Inc.
4.375% due 01/15/2028	24,700	23,293
5.000% due 09/15/2022	6,437	6,399
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,347
Covey Park Energy LLC
7.500% due 05/15/2025	3,150	2,725
Cox Communications, Inc.
3.250% due 12/15/2022	10,200	9,973
CRH America Finance, Inc.
3.950% due 04/04/2028	13,500	12,877
CRH America, Inc.
3.875% due 05/18/2025	3,200	3,081
Crown Americas LLC
4.750% due 02/01/2026	2,000	1,903
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	3,940
4.241% due 07/15/2048	4,400	4,387
CSN Resources S.A.
6.500% due 07/21/2020	4,900	4,751
CVS Health Corp.
3.700% due 03/09/2023	800	792
4.300% due 03/25/2028	50,100	49,150
5.125% due 07/20/2045	1,500	1,467
CVS Pass-Through Trust
4.163% due 08/11/2036	369	350
4.704% due 01/10/2036	8,740	8,602
5.789% due 01/10/2026	68	70
5.926% due 01/10/2034	405	437
6.036% due 12/10/2028	2,757	2,936
8.353% due 07/10/2031	386	468
D.R. Horton, Inc.
3.750% due 03/01/2019	4,223	4,223
4.000% due 02/15/2020	2,950	2,956
5.750% due 08/15/2023	12,030	12,659
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,173
5.000% due 08/01/2024	3,800	3,686
5.250% due 11/15/2021	200	197
5.750% due 11/15/2023	6,100	6,054

Danone S.A.
1.691% due 10/30/2019	800	789
2.077% due 11/02/2021	13,279	12,836
Dell International LLC
3.480% due 06/01/2019	11,600	11,567
4.420% due 06/15/2021	59,152	59,125
5.450% due 06/15/2023	40,200	40,946
6.020% due 06/15/2026	7,500	7,548
Diamond Resorts International, Inc.
7.750% due 09/01/2023	6,100	5,879
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,584
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,178
6.750% due 06/01/2021	19,488	19,336
DP World Crescent Ltd.
4.848% due 09/26/2028	24,800	24,341
DP World Ltd.
6.850% due 07/02/2037	5,720	6,375
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	925	930
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	3,300	3,301
eBay, Inc.
3.600% due 06/05/2027	19,400	18,146
4.000% due 07/15/2042	15,900	11,893
Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,791
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,218
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~	36,600	36,485
6.250% due 03/01/2078 •	8,700	7,851
Energy Transfer Operating LP
4.050% due 03/15/2025	14,239	13,517
4.150% due 10/01/2020	5,240	5,273
4.750% due 01/15/2026	7,050	6,865
5.150% due 03/15/2045	1,250	1,089
5.300% due 04/15/2047	13,200	11,688
5.950% due 10/01/2043	1,000	955
6.050% due 06/01/2041	6,400	6,140
6.125% due 12/15/2045	4,300	4,224
6.500% due 02/01/2042	3,600	3,608
6.625% due 10/15/2036	290	299
7.500% due 07/01/2038	4,302	4,820
Energy Transfer Partners LP
4.500% due 11/01/2023	8,900	8,912
5.000% due 10/01/2022	2,550	2,604
5.750% due 09/01/2020	1,860	1,909
5.875% due 03/01/2022	9,278	9,660
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,111
4.050% due 09/01/2023	1,160	1,190
Enterprise Products Operating LLC
4.150% due 10/16/2028	21,130	21,079
4.250% due 02/15/2048	3,000	2,673
4.450% due 02/15/2043	6,890	6,282
4.875% due 08/16/2077 •	8,400	6,984
5.700% due 02/15/2042	15,002	16,027
EQM Midstream Partners LP
4.000% due 08/01/2024	21,160	20,269
4.750% due 07/15/2023	11,700	11,657
5.500% due 07/15/2028	1,800	1,767
EQT Corp.
3.000% due 10/01/2022	11,800	11,198
3.900% due 10/01/2027	11,600	10,024
4.875% due 11/15/2021	2,247	2,291
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	4,965
5.250% due 10/01/2020	1,100	1,135
Flex Ltd.
4.625% due 02/15/2020	1,100	1,106
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	2,883
7.900% due 05/15/2019	2,000	2,030
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023	12,400	12,281
Freeport Minerals Corp.
9.500% due 06/01/2031	200	227
Frontera Energy Corp.
9.700% due 06/25/2023	8,000	7,920
GATX Corp.
2.500% due 07/30/2019	600	596
3.302% (US0003M + 0.720%) due 11/05/2021 ~	2,000	1,980
General Electric Co.
2.200% due 01/09/2020	440	434

3.100% due 01/09/2023	1,115	1,041
3.450% due 05/15/2024	1,000	940
5.000% due 01/21/2021 •(i)	36,700	28,121
5.550% due 05/04/2020	1,351	1,374
5.550% due 01/05/2026	33,200	32,534
5.875% due 01/14/2038	2,396	2,300
6.875% due 01/10/2039	1,108	1,163
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~	3,975	3,936
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,684
5.125% due 03/31/2027	4,600	4,275
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	3,900	3,900
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,614
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	2,997
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	7,500	7,480
3.166% due 02/27/2019 ~	6,400	6,399
HCA, Inc.
4.750% due 05/01/2023	2,650	2,617
5.000% due 03/15/2024	5,000	4,963
Health and Happiness International Holdings Ltd.
7.250% due 06/21/2021	2,004	2,006
Hidrovias International Finance SARL
5.950% due 01/24/2025	3,300	3,015
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	3,000	2,843
Humana, Inc.
3.150% due 12/01/2022	5,000	4,902
3.950% due 03/15/2027	1,500	1,469
Hyundai Capital America
2.500% due 03/18/2019	2,900	2,895
3.601% due 09/18/2020 •	11,400	11,356
IHS Markit Ltd.
4.125% due 08/01/2023	5,900	5,847
4.750% due 08/01/2028	6,450	6,305
Imperial Brands Finance PLC
3.750% due 07/21/2022	11,755	11,669
Indika Energy Capital Pte. Ltd.
6.875% due 04/10/2022 (m)	3,100	3,113
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	5,500	5,508
3.750% due 10/01/2021	4,500	4,530
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,175	1,909
4.875% due 12/15/2027	12,400	10,509
Kansas City Southern
3.000% due 05/15/2023	4,200	4,112
3.125% due 06/01/2026	3,645	3,404
4.950% due 08/15/2045	1,631	1,670
Kerr-McGee Corp.
6.950% due 07/01/2024	2,679	2,990
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	8,500	8,457
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,610	2,704
6.550% due 09/15/2040	3,300	3,576
7.300% due 08/15/2033	6,300	7,313
7.400% due 03/15/2031	500	583
7.500% due 11/15/2040	5,500	6,369
Kinetic Concepts, Inc.
12.500% due 11/01/2021	3,000	3,225
KLA-Tencor Corp.
4.125% due 11/01/2021	7,885	8,017
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,000	1,960
2.437% due 09/11/2022	2,400	2,312
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	13,700	13,590
3.950% due 07/15/2025	8,851	8,582
5.000% due 06/04/2042	10,400	9,342
6.875% due 01/26/2039	20,000	22,400
Laboratory Corp. of America Holdings
3.600% due 02/01/2025	5,250	5,065
Land O’ Lakes, Inc.
7.000% due 09/18/2028 (i)	6,000	5,861
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	7,658	9,099
Magellan Health, Inc.
4.400% due 09/22/2024	16,000	15,073
Marathon Oil Corp.
3.850% due 06/01/2025	6,791	6,382
4.400% due 07/15/2027	15,000	14,286

Marriott International, Inc.
3.750% due 03/15/2025		3,375	3,260
4.500% due 10/01/2034		6,099	5,839
Marvell Technology Group Ltd.
4.200% due 06/22/2023		11,200	11,178
4.875% due 06/22/2028		11,200	10,939
Masco Corp.
3.500% due 11/15/2027		5,000	4,620
5.950% due 03/15/2022		3,808	4,038
7.125% due 03/15/2020		2,697	2,818
Masonite International Corp.
5.750% due 09/15/2026		16,500	15,593
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	165
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		41,700	38,395
Metinvest BV
7.750% due 04/23/2023		7,800	7,125
MGM Resorts International
4.625% due 09/01/2026		10,300	9,296
6.000% due 03/15/2023		19,500	19,646
7.750% due 03/15/2022		5,000	5,331
Microchip Technology, Inc.
3.922% due 06/01/2021		3,800	3,772
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,160	11,321
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		3,400	3,397
Mitchells & Butlers Finance PLC
1.356% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	969	1,162
Moody’s Corp.
4.875% due 02/15/2024		$1,500	1,580
MPLX LP
4.500% due 04/15/2038		10,100	8,858
4.900% due 04/15/2058		2,600	2,183
Mylan NV
3.150% due 06/15/2021		3,830	3,753
3.750% due 12/15/2020		340	340
3.950% due 06/15/2026		29,000	26,528
5.250% due 06/15/2046		5,000	4,232
Mylan, Inc.
3.125% due 01/15/2023		10,460	9,817
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (i)		19,200	19,488
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		4,000	3,618
Newell Brands, Inc.
2.600% due 03/29/2019		2,500	2,496
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023 «		832	843
7.027% due 05/01/2021		915	945
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		4,707	4,625
Novolipetsk Steel Via Steel Funding DAC
4.500% due 06/15/2023		1,400	1,368
NVR, Inc.
3.950% due 09/15/2022		4,000	3,936
NXP BV
4.125% due 06/01/2021		3,900	3,861
4.625% due 06/15/2022		2,950	2,913
4.625% due 06/01/2023		5,300	5,207
5.350% due 03/01/2026		11,100	11,303
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (f)(i)		276	5
0.000% due 01/31/2019 (f)(i)		3,303	59
Oil India Ltd.
3.875% due 04/17/2019		200	200
ONEOK Partners LP
3.375% due 10/01/2022		7,991	7,852
4.900% due 03/15/2025		5,700	5,785
5.000% due 09/15/2023		7,200	7,426
ONGC Videsh Ltd.
3.250% due 07/15/2019		400	400
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		7,300	7,454
Oracle Corp.
3.250% due 11/15/2027		10,100	9,758
3.800% due 11/15/2037		17,500	16,417
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		2,800	2,534
Owens Corning
3.400% due 08/15/2026		14,050	12,858
4.300% due 07/15/2047		7,219	5,463
4.400% due 01/30/2048		1,900	1,443
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		2,930	2,968
6.000% due 04/07/2023		8,600	9,156

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	500	483
4.500% due 03/15/2023	16,900	15,844
5.250% due 08/15/2022	400	389
Penske Truck Leasing Co. LP
4.125% due 08/01/2023	7,800	7,794
4.875% due 07/11/2022	1,700	1,761
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,001
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	3,750	3,478
Petroleos Mexicanos
6.500% due 03/13/2027	35,500	33,459
Petronas Capital Ltd.
5.250% due 08/12/2019	2,100	2,127
Pioneer Natural Resources Co.
3.950% due 07/15/2022	7,915	7,944
4.450% due 01/15/2026	12,950	13,119
7.200% due 01/15/2028	4,497	5,476
7.500% due 01/15/2020	22,748	23,642
QVC, Inc.
3.125% due 04/01/2019	6,900	6,885
4.375% due 03/15/2023	6,400	6,146
4.450% due 02/15/2025	900	831
4.850% due 04/01/2024	4,057	3,939
5.125% due 07/02/2022	2,002	2,025
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	870
6.750% due 09/30/2019	8,100	8,254
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	7,800	7,495
3.384% (US0003M + 0.560%) due 06/24/2022 ~	2,200	2,163
RELX Capital, Inc.
3.500% due 03/16/2023	4,100	4,071
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,347
Rockwell Collins, Inc.
3.500% due 03/15/2027	5,000	4,704
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,200	1,265
5.625% due 03/01/2025	6,800	7,073
5.750% due 05/15/2024	13,010	13,651
5.875% due 06/30/2026	9,925	10,528
6.250% due 03/15/2022	7,000	7,365
Sands China Ltd.
5.125% due 08/08/2025	18,800	18,649
SASOL Financing USA LLC
5.875% due 03/27/2024	10,900	10,888
Schaeffler Finance BV
4.750% due 05/15/2023	800	770
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,309	14,111
2.400% due 09/23/2021	2,800	2,709
Sigma Holdco BV
7.875% due 05/15/2026	1,600	1,392
Southern Co.
2.350% due 07/01/2021	5,800	5,642
3.104% (US0003M + 0.490%) due 02/14/2020 ~	15,700	15,676
3.250% due 07/01/2026	14,315	13,438
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	4,955	4,769
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	9,763	9,665
4.738% due 09/20/2029	19,100	18,790
Standard Industries, Inc.
4.750% due 01/15/2028	3,000	2,531
5.000% due 02/15/2027	8,900	7,810
Stevens Holding Co., Inc.
6.125% due 10/01/2026	1,200	1,188
Studio City Co. Ltd.
5.875% due 11/30/2019 (m)	8,200	8,282
Sunny Optical Technology Group Co. Ltd.
3.750% due 01/23/2023	300	287
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	5,861	5,427
5.350% due 05/15/2045	7,100	6,313
Suntory Holdings Ltd.
2.550% due 06/28/2022	4,000	3,837
Syngenta Finance NV
3.933% due 04/23/2021	1,200	1,184
4.441% due 04/24/2023	7,900	7,620
4.892% due 04/24/2025	5,500	5,210
Tech Data Corp.
3.700% due 02/15/2022	3,500	3,436
4.950% due 02/15/2027	1,700	1,599

Telefonica Emisiones S.A.
4.103% due 03/08/2027		12,400	11,977
4.665% due 03/06/2038		10,600	9,628
5.877% due 07/15/2019		10,370	10,496
Tencent Holdings Ltd.
3.595% due 01/19/2028		7,000	6,588
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,427	4,197
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		8,484	7,509
3.650% due 11/10/2021		11,954	11,333
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	1,500	1,452
1.700% due 07/19/2019		$200	197
2.200% due 07/21/2021		13,091	12,040
2.800% due 07/21/2023		28,110	24,233
3.250% due 04/15/2022	EUR	1,650	1,909
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		$17,300	17,156
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,532
3.000% due 04/15/2023		12,800	12,465
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,507
4.500% due 09/15/2042		9,000	7,268
5.000% due 02/01/2020		7,400	7,505
8.250% due 04/01/2019		5,950	6,017
8.750% due 02/14/2019		6,262	6,297
Times Square Hotel Trust
8.528% due 08/01/2026		543	626
Toll Brothers Finance Corp.
4.350% due 02/15/2028		700	602
4.875% due 03/15/2027		1,200	1,092
TopBuild Corp.
5.625% due 05/01/2026		1,174	1,080
Transocean Guardian Ltd.
5.875% due 01/15/2024		7,600	7,315
Transocean Pontus Ltd.
6.125% due 08/01/2025		1,900	1,843
Transocean, Inc.
7.250% due 11/01/2025		4,400	3,861
Trimble, Inc.
4.150% due 06/15/2023		4,300	4,327
4.900% due 06/15/2028		9,200	9,081
Triumph Group, Inc.
4.875% due 04/01/2021		1,800	1,625
7.750% due 08/15/2025		4,500	3,983
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,480	3,038
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,448	1,583
United Airlines Pass-Through Trust
2.875% due 04/07/2030		17,427	16,055
3.100% due 04/07/2030		4,830	4,472
3.450% due 01/07/2030		10,609	10,271
3.700% due 09/01/2031		3,700	3,617
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,367
United Technologies Corp.
4.125% due 11/16/2028		$28,600	28,456
UnitedHealth Group, Inc.
3.750% due 07/15/2025		1,000	1,014
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	1,995
Univision Communications, Inc.
5.125% due 02/15/2025		5,800	5,104
Valero Energy Partners LP
4.375% due 12/15/2026		2,500	2,464
4.500% due 03/15/2028		8,100	7,951
Vedanta Resources PLC
8.250% due 06/07/2021		1,900	1,887
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,275	1,294
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	6,700	8,226
Viterra, Inc.
5.950% due 08/01/2020		$470	485
VMware, Inc.
2.950% due 08/21/2022		10,800	10,302
3.900% due 08/21/2027		15,345	13,643
VOC Escrow Ltd.
5.000% due 02/15/2028		1,800	1,670
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		2,800	2,774
3.388% (US0003M + 0.770%) due 11/13/2020 ~		15,400	15,301
3.558% (US0003M + 0.940%) due 11/12/2021 ~		13,900	13,770
4.625% due 11/13/2025		9,100	9,013
4.750% due 11/13/2028		3,500	3,398

Vulcan Materials Co.
3.388% (US0003M + 0.600%) due 06/15/2020 ~	4,250	4,224
Wabtec Corp.
4.700% due 09/15/2028	10,600	9,966
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	2,600	2,579
Western Digital Corp.
4.750% due 02/15/2026	7,600	6,622
Western Gas Partners LP
4.750% due 08/15/2028	10,100	9,638
WestJet Airlines Ltd.
3.500% due 06/16/2021	5,000	4,959
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)	6,000	2,325
Willamette Industries, Inc.
7.350% due 07/01/2026	2,000	2,328
9.000% due 10/01/2021	1,500	1,714
Williams Cos., Inc.
4.850% due 03/01/2048	11,000	10,052
5.100% due 09/15/2045	650	603
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,230
3.700% due 03/15/2028	6,100	5,656
WRKCo, Inc.
3.000% due 09/15/2024	805	759
Wyndham Destinations, Inc.
5.750% due 04/01/2027	8,300	7,646
Wynn Las Vegas LLC
4.250% due 05/30/2023	15,700	14,817
5.250% due 05/15/2027	2,300	2,027
5.500% due 03/01/2025	22,000	20,570
Wynn Macau Ltd.
4.875% due 10/01/2024	17,100	15,262
5.500% due 10/01/2027	42,370	36,968
Yara International ASA
4.750% due 06/01/2028	16,500	16,486
Yellowstone Energy LP
5.750% due 12/31/2026 «	3,745	3,982
ZF North America Capital, Inc.
4.500% due 04/29/2022	3,329	3,254
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	7,748	7,675
3.150% due 04/01/2022	10,000	9,784
3.700% due 03/19/2023	1,000	990
4.625% due 11/30/2019	1,580	1,599
Zoetis, Inc.
3.000% due 09/12/2027	2,300	2,127

		3,420,348

UTILITIES 8.7%
American Electric Power Co., Inc.
3.650% due 12/01/2021	9,300	9,376
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,495
Antero Midstream Partners LP
5.375% due 09/15/2024	5,100	4,781
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,487
3.488% (US0003M + 0.750%) due 06/01/2021 ~	59,700	59,339
3.504% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,857
3.956% (US0003M + 1.180%) due 06/12/2024 ~	38,700	37,566
4.100% due 02/15/2028	19,670	18,957
4.125% due 02/17/2026	19,000	18,592
4.300% due 02/15/2030	59,979	56,841
4.500% due 03/09/2048	11,100	9,606
4.550% due 03/09/2049	6,615	5,724
5.150% due 02/15/2050	7,526	7,007
5.350% due 09/01/2040	636	621
BellSouth LLC
4.333% due 04/26/2021	40,500	40,627
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049	16,700	16,581
Blue Racer Midstream LLC
6.625% due 07/15/2026	1,500	1,403
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,950	2,980
6.875% due 07/30/2019	9,150	9,296
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	11,476
CNOOC Finance Ltd.
4.250% due 01/26/2021	700	710

Duke Energy Carolinas LLC
2.500% due 03/15/2023		1,000	967
2.950% due 12/01/2026		160	153
Duke Energy Corp.
2.650% due 09/01/2026		4,200	3,832
3.114% (US0003M + 0.500%) due 05/14/2021 ~		3,300	3,285
3.150% due 08/15/2027		2,200	2,062
Duke Energy Florida LLC
3.200% due 01/15/2027		1,100	1,066
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		15,400	14,534
Electricite de France S.A.
4.875% due 01/22/2044		500	453
Emera U.S. Finance LP
2.700% due 06/15/2021		7,693	7,499
Enable Midstream Partners LP
3.900% due 05/15/2024		8,956	8,601
4.400% due 03/15/2027		13,850	12,961
Enel Finance International NV
2.875% due 05/25/2022		10,000	9,429
3.625% due 05/25/2027		13,262	11,726
Entergy Corp.
4.000% due 07/15/2022		900	909
5.125% due 09/15/2020		3,800	3,879
Entergy New Orleans LLC
5.100% due 12/01/2020		10,000	10,073
Exelon Corp.
3.950% due 06/15/2025		6,400	6,338
5.150% due 12/01/2020		4,500	4,600
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,037
FirstEnergy Corp.
2.850% due 07/15/2022		1,922	1,875
Fortis, Inc.
2.100% due 10/04/2021		2,145	2,063
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		5,600	5,506
6.000% due 11/27/2023		7,800	8,081
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,200	5,391
4.950% due 07/19/2022		$3,700	3,739
4.950% due 03/23/2027		6,000	5,737
6.510% due 03/07/2022		5,700	5,967
Genesis Energy LP
6.750% due 08/01/2022		2,150	2,107
Georgia Power Co.
3.250% due 03/30/2027		420	394
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	7,941
Mississippi Power Co.
3.950% due 03/30/2028		9,000	8,904
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		26,500	26,473
4.800% due 12/01/2077 •		4,500	3,807
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,283	1,239
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		2,727	1,551
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		6,284	5,868
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		14,307	3,827
ONEOK, Inc.
4.550% due 07/15/2028		29,100	28,890
4.950% due 07/13/2047		5,500	5,106
5.200% due 07/15/2048		4,300	4,134
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,337
3.250% due 09/15/2021		3,407	3,155
3.300% due 03/15/2027		3,800	3,149
3.300% due 12/01/2027		18,500	15,198
3.500% due 10/01/2020		5,450	5,220
3.850% due 11/15/2023		545	490
4.250% due 05/15/2021		5,100	4,849
4.650% due 08/01/2028		11,400	10,093
Pennsylvania Electric Co.
6.150% due 10/01/2038		1,600	1,842
Petrobras Global Finance BV
5.299% due 01/27/2025		2,656	2,543
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,500	1,313
Plains All American Pipeline LP
2.850% due 01/31/2023		5,402	5,097
3.600% due 11/01/2024		12,900	12,291
3.850% due 10/15/2023		25,812	25,280
4.500% due 12/15/2026		8,600	8,301

4.650% due 10/15/2025	13,994	13,788
4.700% due 06/15/2044	2,385	2,056
4.900% due 02/15/2045	3,300	2,833
5.150% due 06/01/2042	5,000	4,515
6.650% due 01/15/2037	1,600	1,692
PPL WEM Ltd.
5.375% due 05/01/2021	2,200	2,273
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	9,685
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,153
Rio Oil Finance Trust
8.200% due 04/06/2028	17,400	18,270
9.750% due 01/06/2027	12,326	13,542
Sempra Energy
2.936% (US0003M + 0.500%) due 01/15/2021 ~	1,000	984
3.238% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,430
3.400% due 02/01/2028	2,800	2,565
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	891
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	22,300	22,079
2.125% due 05/03/2019	1,300	1,296
Southern California Edison Co.
3.700% due 08/01/2025	3,800	3,796
6.650% due 04/01/2029	3,500	3,907
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,131
3.875% due 11/15/2025	2,300	2,275
4.400% due 05/30/2047	5,154	4,845
Southern Power Co.
1.950% due 12/15/2019	6,000	5,911
2.500% due 12/15/2021	6,000	5,831
3.342% (US0003M + 0.550%) due 12/20/2020 ~	10,800	10,670
Sprint Communications, Inc.
7.000% due 08/15/2020	618	634
Sprint Corp.
7.250% due 09/15/2021	26,181	26,862
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	17,900	18,085
Tallgrass Energy Partners LP
5.500% due 09/15/2024	10,000	9,875
5.500% due 01/15/2028	5,000	4,825
Targa Resources Partners LP
5.000% due 01/15/2028	14,425	13,091
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,742
Transcanada Trust
5.300% due 03/15/2077 •	22,550	19,506
Transocean Proteus Ltd.
6.250% due 12/01/2024	800	770
Verizon Communications, Inc.
3.376% due 02/15/2025	29,366	28,530
3.716% (US0003M + 1.100%) due 05/15/2025 ~	13,200	12,810
3.850% due 11/01/2042	5,200	4,520
4.522% due 09/15/2048	10,100	9,513
4.672% due 03/15/2055	14,845	13,709
5.012% due 04/15/2049	7,827	7,840
5.012% due 08/21/2054	13,074	12,724
Virginia Electric & Power Co.
3.800% due 04/01/2028	14,300	14,396
Vodafone Group PLC
3.750% due 01/16/2024	2,900	2,861
4.375% due 05/30/2028	6,800	6,613

		1,020,808

Total Corporate Bonds & Notes (Cost $9,836,705)		9,548,697

MUNICIPAL BONDS & NOTES 0.2%
COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,755
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,350	2,298
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,315	5,028

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007	2,115	2,077
7.467% due 06/01/2047

Total Municipal Bonds & Notes (Cost $16,318)		18,158

U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae
3.000% due 01/01/2045	332	326
3.500% due 07/01/2046	4,738	4,754
Fannie Mae, TBA
3.000% due 01/01/2049	57,900	56,504
3.500% due 01/01/2049 - 02/01/2049	879,500	879,257
Farm Credit Bank of Texas	3,000	2,947
6.200% due 06/15/2028 •(i)
Freddie Mac
5.992% due 11/25/2055 «~	3,480	2,091
11.506% due 03/25/2029 •	499	566

Total U.S. Government Agencies (Cost $933,415)		946,445

U.S. TREASURY OBLIGATIONS 26.6%
U.S. Treasury Bonds
2.500% due 02/15/2045	41,640	37,821
2.500% due 02/15/2046	89,225	80,732
2.500% due 05/15/2046 (m)	93,508	84,517
2.750% due 11/15/2047	32	30
2.875% due 08/15/2045	27,317	26,663
2.875% due 11/15/2046	10,966	10,685
3.000% due 05/15/2042	2,750	2,759
3.000% due 11/15/2044	4,454	4,457
3.000% due 08/15/2048 (m)	60,612	60,448
3.125% due 02/15/2042	74,170	76,090
3.125% due 08/15/2044	70,025	71,633
3.125% due 05/15/2048 (m)	106,663	108,907
3.375% due 05/15/2044 (m)	175,750	187,573
3.500% due 02/15/2039	707	775
3.625% due 02/15/2044	21,050	23,365
4.375% due 05/15/2040	6,695	8,234
6.125% due 11/15/2027	3,750	4,769
6.250% due 05/15/2030	5,950	7,987
U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025 (o)	10,344	9,979
0.375% due 01/15/2027 (m)	96,523	91,749
0.500% due 01/15/2028	22,432	21,423
U.S. Treasury Notes
1.375% due 09/30/2020 (o)(q)	34,200	33,531
1.625% due 11/15/2022 (o)(q)	3,000	2,905
1.625% due 04/30/2023 (m)(o)(q)	219,100	211,336
1.625% due 05/31/2023 (m)(o)(q)	128,400	123,736
1.625% due 05/15/2026 (m)	40,000	37,386
1.750% due 09/30/2022 (m)(o)(q)	37,000	36,032
1.750% due 01/31/2023 (o)(q)	900	874
1.875% due 01/31/2022 (o)(q)	9,222	9,060
1.875% due 02/28/2022 (o)	7,370	7,238
1.875% due 04/30/2022 (o)	16,980	16,659
1.875% due 07/31/2022 (o)(q)	1,895	1,856
2.000% due 11/30/2022 (o)(q)	47,700	46,844
2.000% due 05/31/2024 (o)(q)	6,800	6,618
2.000% due 06/30/2024 (o)	4,914	4,780
2.000% due 08/15/2025 (m)(o)(q)	100,500	96,951
2.000% due 11/15/2026 (o)(q)	26,401	25,228
2.125% due 12/31/2022 (m)(o)(q)	140,300	138,363
2.125% due 03/31/2024 (o)	24,900	24,414
2.125% due 05/15/2025 (m)(q)	201,615	196,308
2.250% due 01/31/2024 (q)	1,039	1,026
2.250% due 10/31/2024 (q)	550	541
2.250% due 02/15/2027 (m)	137,299	133,462
2.250% due 11/15/2027 (m)(q)	179,097	173,188
2.375% due 05/15/2027 (m)	61,373	60,151
2.875% due 09/30/2023 (o)(q)	5,000	5,082
2.875% due 10/31/2023	3,000	3,050
2.875% due 05/15/2028 (m)	160,468	163,083
2.875% due 08/15/2028 (m)	187,866	190,942
3.000% due 09/30/2025	6,800	6,979
3.125% due 11/15/2028 (m)	440,678	457,481

Total U.S. Treasury Obligations (Cost $3,132,242)		3,135,700

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Investment Trust
4.635% due 11/25/2045 ^•	944	701

Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	777	742
Banc of America Funding Trust
2.660% due 10/20/2036 •	2,338	2,068
2.750% due 06/20/2047 •	1,740	1,487
2.906% due 05/25/2037 ^•	623	546
30.880% due 07/25/2047 ^•	1,010	1,668
BCAP LLC Trust
2.726% due 05/25/2047 ^•	1,360	1,268
3.881% due 07/26/2036 ~	279	255
Bear Stearns ALT-A Trust
2.826% due 08/25/2036 •	870	907
3.867% due 08/25/2036 ^~	1,318	871
4.018% due 03/25/2036 ^~	301	254
ChaseFlex Trust
2.846% due 08/25/2037 •	698	726
Citigroup Mortgage Loan Trust
3.732% due 03/25/2037 ^~	587	530
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	1,187	900
Countrywide Alternative Loan Trust
2.660% due 09/20/2046 •	3,639	3,066
2.666% due 07/25/2036 •	1,656	1,595
2.666% due 12/25/2046 ^•	113	111
2.676% due 11/25/2036 •	229	220
2.680% due 09/20/2046 •	3,379	2,612
2.696% due 09/25/2046 ^•	3,355	3,090
2.856% due 05/25/2037 ^•	974	560
6.000% due 03/25/2036 ^	1,289	1,004
6.000% due 05/25/2036 ^	131	101
6.500% due 12/25/2036 ^	500	354
Credit Suisse Mortgage Capital Certificates
4.490% due 04/28/2037 ~	2,634	2,528
Credit Suisse Mortgage Capital Trust
3.690% due 05/27/2037 ~	4,984	3,819
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	309
HarborView Mortgage Loan Trust
2.970% due 01/19/2036 •	3,166	2,496
3.850% due 06/19/2036 ^~	1,096	740
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	169	153
JPMorgan Alternative Loan Trust
2.726% due 09/25/2036 ^•	245	242
4.107% due 05/25/2037 ^~	1,549	1,390
6.310% due 08/25/2036 ^Ø	2,618	2,311
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	409	384
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •	12	11
4.398% due 05/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ^~	465	197
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	45	47
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^Ø	1,271	649
Residential Accredit Loans, Inc. Trust
2.686% due 05/25/2036 •	2,104	1,896
2.696% due 08/25/2036 ^•	1,794	1,656
4.425% due 07/25/2035 ~	381	358
4.753% due 01/25/2036 ^~	2,297	2,060
5.107% due 09/25/2035 ^~	226	205
Structured Adjustable Rate Mortgage Loan Trust
2.806% due 08/25/2036 ^•	1,236	954
3.946% due 05/25/2036 ^~	1,857	1,583
4.155% due 07/25/2036 ^~	2,926	2,571
4.528% due 02/25/2036 ^~	734	692
Thornburg Mortgage Securities Trust
4.216% due 09/25/2037 ~	12	12
Wachovia Mortgage Loan Trust LLC
4.694% due 05/20/2036 ^~	782	766
WaMu Mortgage Pass-Through Certificates Trust
3.898% due 07/25/2037 ^~	615	567
Washington Mutual Mortgage Pass-Through Certificates Trust
2.997% due 11/25/2046 ^•	1,802	1,592
6.000% due 07/25/2036	330	269
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	206	191

Total Non-Agency Mortgage-Backed Securities (Cost $44,929)		56,293

ASSET-BACKED SECURITIES 1.9%
Aames Mortgage Investment Trust
3.515% due 06/25/2035 •	3,978	3,875

AASET Trust
3.967% due 05/16/2042	5,530	5,523
ACE Securities Corp. Home Equity Loan Trust
2.666% due 08/25/2036 ^•	1,768	586
2.706% due 12/25/2036 •	5,957	2,260
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 Ø	4,508	4,540
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.196% due 07/25/2035 •	853	856
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036 Ø	2,802	2,859
Argent Securities Trust
2.616% due 09/25/2036 •	1,950	790
2.776% due 05/25/2036 •	1,537	547
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.886% due 02/25/2036 •	3,297	2,546
Asset-Backed Funding Certificates Trust
2.636% due 01/25/2037 •	5,440	3,904
Asset-Backed Securities Corp. Home Equity Loan Trust
4.381% due 09/25/2034 •	1,194	1,232
Bear Stearns Asset-Backed Securities Trust
2.856% due 12/25/2035 ^•	484	320
2.916% due 12/25/2035 •	127	127
3.506% due 08/25/2035 •	191	160
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 Ø	5,281	5,384
Business Jet Securities LLC
4.335% due 02/15/2033	3,591	3,614
Citigroup Mortgage Loan Trust
2.766% due 03/25/2036 •	2,122	1,803
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 ^•	2,792	2,433
2.726% due 09/25/2047 ^•	788	725
2.746% due 03/25/2036 •	2,094	1,871
Credit-Based Asset Servicing & Securitization Trust
2.656% due 11/25/2036 •	1,556	987
ECAF Ltd.
3.473% due 06/15/2040	931	923
4.947% due 06/15/2040	6,835	7,059
Fremont Home Loan Trust
2.656% due 01/25/2037 •	1,822	1,034
2.676% due 02/25/2037 •	2,406	1,250
3.196% due 01/25/2035 •	335	336
GSAA Home Equity Trust
3.846% due 03/25/2036 ~	2,165	1,412
Home Equity Loan Trust
2.846% due 04/25/2037 •	3,100	2,552
JPMorgan Mortgage Acquisition Trust
2.656% due 01/25/2037 •	1,633	1,630
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	4,550	4,558
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	12,323	12,568
Lehman XS Trust
2.686% due 06/25/2036 •	731	622
Long Beach Mortgage Loan Trust
2.686% due 03/25/2046 •	7,819	5,879
MAPS Ltd.
4.212% due 05/15/2043	6,641	6,716
MASTR Asset-Backed Securities Trust
2.746% due 03/25/2036 •	3,698	2,676
3.006% due 10/25/2035 ^•	1,709	1,604
Merrill Lynch Mortgage Investors Trust
2.676% due 07/25/2037 •	1,583	914
2.766% due 03/25/2037 •	12,855	11,033
2.956% due 02/25/2047 •	7,042	5,159
METAL LLC
4.581% due 10/15/2042	12,982	13,101
Morgan Stanley ABS Capital, Inc. Trust
2.646% due 10/25/2036 •	1,326	809
2.656% due 11/25/2036 •	2,057	1,410
2.656% due 12/25/2036 •	968	595
2.656% due 02/25/2037 •	5,033	3,161
2.686% due 02/25/2037 •	13,543	5,843
2.706% due 02/25/2037 •	660	417
2.726% due 10/25/2036 •	1,449	893
2.736% due 02/25/2037 •	5,161	2,240
2.756% due 08/25/2036 •	8,155	5,216
3.756% due 07/25/2037 •	2,100	1,952
Morgan Stanley Home Equity Loan Trust
2.606% due 04/25/2037 •	304	197
2.856% due 04/25/2037 •	1,451	964
National Collegiate Student Loan Trust
2.766% due 02/26/2029 •	268	266
2.776% due 03/26/2029 •	144	143

NovaStar Mortgage Funding Trust
2.656% due 03/25/2037 •		1,397	641
2.716% due 01/25/2037 •		5,321	2,484
2.756% due 10/25/2036 •		1,436	854
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •		5,603	3,544
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^Ø		12,682	7,481
Residential Asset Mortgage Products Trust
2.966% due 12/25/2035 •		10,804	9,110
Rise Ltd.
4.750% due 02/15/2039 «~(k)		5,211	5,106
S-Jets Ltd.
3.967% due 08/15/2042		11,844	11,964
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		10,688	10,714
Securitized Asset-Backed Receivables LLC Trust
2.756% due 03/25/2036 •		1,587	1,190
Specialty Underwriting & Residential Finance Trust
2.656% due 06/25/2037 •		706	473
2.776% due 04/25/2037 •		1,572	973
3.981% due 02/25/2037 ^Ø		1,906	1,032
Sprite Ltd.
4.250% due 12/15/2037		8,577	8,522
Structured Asset Investment Loan Trust
2.656% due 09/25/2036 •		1,121	1,082
2.666% due 05/25/2036 •		556	523
Structured Asset Securities Corp. Mortgage Loan Trust
3.006% due 11/25/2037 •		8,000	7,076
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032 Ø		3,082	3,131

Total Asset-Backed Securities (Cost $214,720)			227,974

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
6.250% due 11/09/2047	EUR	2,000	1,655
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	142,710	4,082
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		$3,600	3,595
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,931
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,671
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	1,200	1,390
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	34,602
Mexico Government International Bond
4.600% due 02/10/2048		2,900	2,583
Peru Government International Bond
5.940% due 02/12/2029	PEN	18,400	5,571
6.350% due 08/12/2028		77,900	24,307
8.200% due 08/12/2026		142,200	49,579
Qatar Government International Bond
3.875% due 04/23/2023		$37,600	38,086
Saudi Government International Bond
2.375% due 10/26/2021		15,000	14,470
2.875% due 03/04/2023		14,200	13,675
4.000% due 04/17/2025		6,700	6,655
Slovenia Government International Bond
4.125% due 02/18/2019		300	300
5.250% due 02/18/2024		1,550	1,670
Ukraine Government International Bond
7.375% due 09/25/2032		2,300	1,833

Total Sovereign Issues (Cost $216,471)			207,655

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	3
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		141,128	18

Total Common Stocks (Cost $10,278)			21

WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		11,865	17

Total Warrants (Cost $31)			17

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500%		7,750	9,780
Welltower, Inc.
6.500%		84,000	5,305

Total Convertible Preferred Securities (Cost $9,723)			15,085

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)		30,000	3,075
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)		106,000	10,653
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		25,000	2,512
Encina Private Credit, LLC «		3,793	2
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)(k)		13,000	14,495
Nationwide Building Society
10.250% ~		156,400	27,859

			58,596

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (i)		341,100	6,204

Total Preferred Securities (Cost $70,592)			64,800

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC
3.324% (US0003M + 0.500%) due 09/24/2020 ~		$10,700	10,703

REPURCHASE AGREEMENTS (l) 0.0%			1,715

ARGENTINA TREASURY BILLS 0.2%
(5.490)% due 01/31/2019 - 04/30/2019 (e)(f)	ARS	736,000	21,220

U.S. TREASURY BILLS 0.0%
2.343% due 02/19/2019 (f)(g)(q)		$47	47

Total Short-Term Instruments (Cost $33,615)			33,685

Total Investments in Securities (Cost $15,032,866)			14,751,680

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		12,603	125

Total Short-Term Instruments (Cost $125)			125

Total Investments in Affiliates (Cost $125)			125

Total Investments 125.3% (Cost $15,032,991)			$14,751,805
Financial Derivative Instruments (n)(p) (0.0)% (Cost or Premiums, net $19,102)			(5,841)
Other Assets and Liabilities, net (25.3)%			(2,975,491)

Net Assets 100.0%			$11,770,473

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$12,661	$12,658	0.11%
Delta Air Lines, Inc.	4.703	09/30/2019	09/29/2014	12,209	12,212	0.11
Farm Credit Bank of Texas	10.000	12/15/2020	08/26/2010 - 12/03/2010	13,263	14,495	0.12
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	11,867	11,539	0.10
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	5,959	5,988	0.05
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	5,815	0.05
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 04/26/2016	5,203	5,106	0.04

				$67,162	$67,813	0.58%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,715	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,751)	$1,715	$1,715

Total Repurchase Agreements						$(1,751)	$1,715	$1,715

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(4.250)%	11/13/2018	TBD	(3)	$(2,816)	$(2,798)
	0.350	07/18/2018	TBD	(3)	(1,013)	(1,012)
	0.350	11/16/2018	TBD	(3)	(391)	(391)
	0.750	12/12/2018	TBD	(3)	(1,714)	(1,715)
	1.850	10/01/2018	TBD	(3)	(1,203)	(1,208)
BSN	2.370	11/15/2018	01/07/2019		(178,719)	(179,283)
	2.370	11/15/2018	01/09/2019		(60,025)	(60,215)
JML	1.250	10/12/2018	TBD	(3)	(1,032)	(1,034)
	1.500	10/09/2018	TBD	(3)	(599)	(601)
RCY	2.470	11/16/2018	01/22/2019		(4,148)	(4,161)
SGY	2.500	12/12/2018	01/14/2019		(59,854)	(59,942)
	2.600	12/18/2018	01/02/2019		(4,536)	(4,541)

Total Reverse Repurchase Agreements						$(316,901)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	2.900%	12/27/2018	01/10/2019	$(4,972)	$(4,974)
BOS	2.750	12/28/2018	01/04/2019	(8,966)	(8,969)
	3.350	12/31/2018	01/02/2019	(4,284)	(4,284)
	4.500	12/31/2018	01/02/2019	(16,294)	(16,298)
GSC	2.450	12/13/2018	01/24/2019	(217,846)	(218,143)
	2.750	12/18/2018	01/02/2019	(214,913)	(215,159)
TDM	2.900	12/28/2018	01/11/2019	(28,878)	(28,890)
	6.500	12/31/2018	01/02/2019	(11,959)	(11,964)
UBS	2.410	12/20/2018	01/14/2019	(4,080)	(4,083)
	2.420	10/16/2018	01/16/2019	(185,615)	(186,596)
	2.420	10/17/2018	01/17/2019	(536,771)	(539,571)
	2.420	12/20/2018	01/17/2019	(874)	(875)
	2.420	12/31/2018	01/16/2019	(8,120)	(8,121)
	2.420	12/31/2018	01/17/2019	(1,761)	(1,761)
	2.430	10/23/2018	01/23/2019	(522,051)	(524,562)
	2.430	10/29/2018	01/25/2019	(7,608)	(7,641)
	2.430	12/31/2018	01/23/2019	(18,099)	(18,102)
	2.440	10/30/2018	01/30/2019	(21,902)	(21,997)
	2.440	12/31/2018	01/30/2019	(685)	(685)

Total Sale-Buyback Transactions					$(1,822,675)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	3.500%	01/01/2049	$119,000	$(117,608)	$(119,026)

Total Short Sales (1.0)%				$(117,608)	$(119,026)

(m)	Securities with an aggregate market value of $2,193,838 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,167,529) at a weighted average interest rate of 2.156%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,910) of deferred price drop.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2019	5	$467	$4	$2	$0
U.S. Treasury 5-Year Note March Futures	03/2019	4,739	543,504	8,979	1,185	0
U.S. Treasury 10-Year Note March Futures	03/2019	3,623	442,063	9,115	1,415	0

				$18,098	$2,602	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	571	$(106,992)	$(1,138)	$124	$0
United Kingdom Long Gilt March Futures	03/2019	151	(23,706)	(196)	25	(77)

				$(1,334)	$149	$(77)

Total Futures Contracts				$16,764	$2,751	$(77)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.174%	$13,100	$(355)	$141	$(214)	$4	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.182	11,500	(222)	81	(141)	4	0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.169	3,800	(86)	24	(62)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.083	400	(4)	3	(1)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.185	7,000	15	(128)	(113)	0	0

						$(652)	$121	$(531)	$8	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.625%		$7,000	$(136)	$201	$65	$0	$(4)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.769		10,600	(304)	378	74	7	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	1.061		11,700	(123)	104	(19)	0	(13)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.287		22,500	315	(74)	241	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.482		28,750	198	239	437	6	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577		36,650	416	111	527	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.648		22,400	463	(159)	304	9	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.769		19,400	(120)	314	194	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.910		10,000	(132)	179	47	6	0
Chesapeake Energy Corp.	5.000	Quarterly	06/20/2021	5.226		7,000	429	(452)	(23)	0	(5)
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2021	5.794		2,500	(7)	(41)	(48)	11	0
Daimler AG	1.000	Quarterly	12/20/2020	0.442	EUR	3,500	58	(12)	46	0	0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146		9,200	(28)	25	(3)	2	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		1,900	(14)	5	(9)	1	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	6.003		$8,500	461	(731)	(270)	33	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	6.702		400	3	(27)	(24)	2	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.642		10,000	(271)	377	106	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.486		800	(31)	43	12	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.601		9,800	(272)	405	133	0	(7)
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.449		1,800	278	(95)	183	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.369		12,000	1,827	(533)	1,294	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.648		2,000	365	(155)	210	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	1.174		10,300	1,587	(637)	950	0	(20)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	1.395		900	153	(60)	93	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	1.689		1,100	190	(71)	119	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906		10,900	2,010	(774)	1,236	0	(1)
Ford Motor Credit Co. LLC	0.000	Quarterly	12/20/2023	2.398		2,600	353	(56)	297	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		18,700	(662)	(182)	(844)	6	0
General Motors Co.	5.000	Quarterly	06/20/2022	1.343		2,600	443	(127)	316	0	(5)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.500		4,000	61	(26)	35	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.607		12,200	180	(61)	119	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.667		16,000	212	(55)	157	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.766		6,100	68	(19)	49	0	(3)
HCP, Inc.	1.000	Quarterly	12/20/2020	0.360		10,000	(142)	269	127	1	0
Hess Corp.	1.000	Quarterly	06/20/2021	0.769		45,000	(1,511)	1,776	265	0	(58)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.877		4,200	650	(58)	592	0	(2)
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.787		6,300	(773)	1,039	266	0	(2)
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.554		2,800	(4)	44	40	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.612		34,500	305	151	456	0	(20)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706		40,500	818	(356)	462	6	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.974		2,800	(69)	73	4	0	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.432		66,700	1,037	(464)	573	0	(24)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.673		5,000	63	(7)	56	0	(2)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	1.158	EUR	11,300	2,457	(716)	1,741	0	(12)
Schaeffler Finance BV	5.000	Quarterly	06/20/2023	1.580		4,000	835	(141)	694	0	(3)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.978		$5,900	99	(92)	7	1	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.492		6,900	20	99	119	0	(2)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.277		12,300	552	238	790	0	(37)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.651		1,800	35	(11)	24	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.464		4,700	60	(4)	56	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.899	EUR	11,200	100	(38)	62	0	(8)

							$12,502	$(164)	$12,338	$97	$(252)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR 276,100	$(8,545)	$4,335	$(4,210)	$0	$(534)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(77)	$21	$0	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	(18)	10	0	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	92,500	1,337	(491)	846	0	(9)
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	634	(165)	469	9	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	309,700	4,831	(2,208)	2,623	106	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	1,076,200	18,090	(11,651)	6,439	395	0

					$25,018	$(14,610)	$10,408	$510	$(9)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month NZD-BBR	5.000%	Semi-Annual	12/17/2024	NZD	80,800	$7,257	$950	$8,207	$136	$0
Receive	3-Month USD-LIBOR	3.040	Semi-Annual	12/17/2023		$8,100	(8)	(166)	(174)	0	(16)
Receive	3-Month USD-LIBOR	2.960	Semi-Annual	12/19/2023		60,300	(73)	(990)	(1,063)	0	(119)
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023		52,500	(71)	(696)	(767)	0	(103)
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023		51,100	(66)	(749)	(815)	0	(99)
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023		52,100	(61)	(735)	(796)	0	(101)
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		105,300	(114)	(1,621)	(1,735)	0	(213)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		60,900	(78)	(917)	(995)	0	(122)
Receive (6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		52,800	(61)	(637)	(698)	0	(698)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,400	9,863	(725)	9,138	0	(779)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	66,500	273	(1,387)	(1,114)	0	(97)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		76,700	(173)	(665)	(838)	0	(116)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		11,600	276	(650)	(374)	0	(10)
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	74,500	(1,381)	1,064	(317)	129	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		188,300	2,946	(4,214)	(1,268)	0	(902)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		41,700	(179)	(2,562)	(2,741)	0	(468)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(43)	(592)	(635)	0	(11)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	(3,074)	(3,508)	0	(69)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	(271)	(271)	0	(6)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	(105)	(1,839)	0	(18)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	(46)	(2,501)	0	(18)
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(38)	(27)	2	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	(45)	(489)	12	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	(31)	(356)	9	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	(137)	(766)	20	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	(86)	(533)	14	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	(57)	(405)	10	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	(357)	(2,775)	67	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(27)	(27)	2	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	(1,132)	(1,132)	133	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	(823)	(758)	87	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	(983)	(983)	86	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		2,583,400	(1,736)	(2,692)	(4,428)	374	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		1,514,900	0	(2,663)	(2,663)	227	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		385,300	0	(663)	(663)	58	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		1,485,600	(103)	3,847	3,744	0	(413)
Pay	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	(111)	576	1	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	(29)	137	0	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	(559)	(215)	398	0

							$8,507	$(25,374)	$(16,867)	$1,765	$(4,378)

Total Swap Agreements							$36,830	$(35,692)	$1,138	$2,380	$(5,173)

(o)

Securities with an aggregate market value of $215,242 and cash of $18,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	10,000	$	7,510	$183	$0
	01/2019	GBP	5,436		6,957	26	0
	01/2019		$13,026	ARS	530,272	801	0
	01/2019		21,408	EGP	400,972	793	0
	03/2019	SGD	10,942	$	7,999	0	(44)
BPS	01/2019	PEN	36,160		10,904	174	0
	01/2019		$4,237	ARS	169,702	188	0
	02/2019	RUB	2,196,532	$	32,458	1,091	0
	03/2019		$30,970	SGD	42,300	120	0
BRC	01/2019	JPY	377,400	$	3,407	0	(37)
	01/2019		$1,658	MXN	33,267	33	0
CBK	01/2019	BRL	56,756	$	14,537	0	(107)
	01/2019	EUR	217,387		248,103	0	(1,132)
	01/2019	MXN	276,108		13,394	0	(642)
	01/2019	NZD	5,410		3,747	116	0
	01/2019		$14,647	BRL	56,756	0	(4)
	01/2019		8,779	EUR	7,698	47	0
	02/2019		7,671	CAD	10,136	0	(238)
	03/2019	KRW	35,652,590	$	31,811	0	(288)
DUB	01/2019	BRL	56,756		14,647	4	0
	01/2019	PEN	225,998		66,766	0	(276)
	01/2019		$0	ARS	1	0	0
	01/2019		14,677	BRL	56,756	0	(33)
	02/2019	BRL	56,756	$	14,648	31	0
	03/2019		$30,692	IDR	451,207,930	321	0
FBF	01/2019		11,757	RUB	795,722	0	(369)
	02/2019	ARS	1,025,823	$	24,349	0	(1,233)
	04/2019	CNH	4,654		663	0	(14)
GLM	01/2019	ARS	1		0	0	0
	01/2019	EUR	2,977		3,364	0	(49)
	01/2019	GBP	124,903		159,723	458	0
	01/2019		$3,876	EUR	3,387	7	0
	01/2019		1,829	GBP	1,444	12	0
	01/2019		30,489	MXN	626,859	1,377	0
	01/2019		1,144	NZD	1,687	0	(12)
	03/2019		1,669	ARS	51,726	0	(413)
HUS	01/2019	MXN	110,235	$	5,790	198	0
	01/2019		$816	ARS	32,561	16	0
	01/2019		1,390	PLN	5,104	0	(26)
	02/2019		259	ARS	10,753	6	0
	03/2019		30,733	INR	2,206,630	732	0
IND	01/2019	JPY	570,165	$	5,030	0	(174)
JPM	01/2019	ARS	537,105		13,667	0	(338)
	01/2019	AUD	1,238		914	42	0
	01/2019		$1,186	MXN	23,862	27	0
	02/2019	TRY	110,375	$	19,667	0	(654)
	02/2019		$18,901	TRY	113,177	1,935	0
	02/2019	ZAR	15,209	$	1,031	0	(22)
	02/2020		$13,667	ARS	759,874	553	0
SCX	01/2019		13,463	EGP	251,623	469	0
SSB	03/2019	SGD	73,089	$	53,484	0	(235)
	03/2019	TWD	971,799		31,777	0	(219)
UAG	02/2019		$52,277	RUB	3,483,547	0	(2,532)
	03/2019	HKD	3,288	$	421	0	0

Total Forward Foreign Currency Contracts						$9,760	$(9,091)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus MXN	MXN 19.760	05/29/2019	$23,630	$357	$612

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$197,500	$469	$66
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107	09/12/2019	160,400	754	1,880
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	273,000	2,002	3,022
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	31,300	933	502
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	34,300	1,646	1,480
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	14,600	689	633
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	51,200	2,424	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	26,600	807	426
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	22,200	627	305
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	18,100	1,222	112
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	47,200	2,360	185
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	20,400	632	327
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	48,200	2,217	2,146
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	15,900	763	695
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	17,000	978	150

							$18,523	$12,008

Total Purchased Options							$18,880	$12,620

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$33,300	$(49)	$(92)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		64,000	(87)	(104)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		31,300	(66)	(85)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		31,900	(69)	(68)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,700	(16)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		35,000	(64)	(113)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		42,700	(48)	(72)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		47,900	(44)	(132)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		25,300	(33)	(54)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		30,500	(26)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		21,900	(38)	(37)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		20,000	(35)	(46)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	1.100	02/20/2019	EUR	35,000	(61)	(58)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		$24,500	(31)	(24)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		171,100	(138)	(100)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		53,500	(135)	(191)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		51,000	(99)	(161)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		19,300	(33)	(33)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,200	(13)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		35,000	(55)	(95)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		22,400	(48)	(52)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		27,800	(31)	(47)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	1.200	02/20/2019	EUR	45,500	(77)	(48)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		$29,200	(29)	(47)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,700	(11)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		26,100	(44)	(50)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	25,100	(48)	(40)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$28,300	(51)	(77)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		21,000	(39)	(35)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		27,000	(40)	(44)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		42,400	(45)	(57)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		26,200	(49)	(41)

							$(1,652)	$(2,075)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	22.840	05/29/2019	$23,630	$(418)	$(186)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$(513)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$61,200	$(80)	$(426)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	61,200	(67)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	134,600	(955)	(622)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(1,393)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(596)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	39,500	(469)	(67)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	35,300	(755)	(1,385)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(2,104)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(69)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	(529)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(643)	(366)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/14/2019	57,900	(77)	(520)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	52,900	(59)	(447)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	52,900	(59)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	51,600	(83)	(125)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	51,600	(68)	(33)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	49,800	(57)	(722)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	49,800	(50)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	50,200	(68)	(352)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	50,200	(63)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	52,100	(68)	(259)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	52,100	(63)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	78,700	(1,221)	(51)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(115)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	(405)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(1,956)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(654)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(66)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	56,600	(65)	(714)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	65,500	(64)	0

							$(19,850)	$(13,983)

Total Written Options							$(22,433)	$(16,244)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	BHP Billiton Finance USA Ltd.	1.000%	Quarterly	06/20/2021	0.353%		$800	$(24)	$37	$13	$0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.260		1,400	(27)	47	20	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.568		6,850	(82)	(92)	0	(174)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	6,450	(844)	(51)	0	(895)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		$35,050	(685)	(175)	0	(860)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.003		37,700	(2,053)	2,066	13	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143		6,600	(720)	713	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222		15,500	(776)	467	0	(309)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		1,900	(115)	6	0	(109)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		6,600	(379)	(176)	0	(555)
BRC	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		500	(7)	2	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		3,300	(34)	(24)	0	(58)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		1,850	(36)	(9)	0	(45)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222		4,600	(237)	145	0	(92)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.821		5,800	(158)	(32)	0	(190)
	Bausch Health Companies, Inc.	5.000	Quarterly	12/20/2020	1.141		400	10	20	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		24,100	(432)	(159)	0	(591)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		9,500	(793)	644	0	(149)
DUB	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.568		3,550	(41)	(49)	0	(90)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.242		86,900	94	247	341	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.506		1,600	(145)	89	0	(56)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		3,700	(335)	168	0	(167)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		12,200	(758)	59	0	(699)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.147		12,500	(590)	551	0	(39)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		10,900	(504)	106	0	(398)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.318		6,000	(310)	411	101	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		1,200	(16)	4	0	(12)
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.856		64,200	(796)	1,040	244	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		14,800	(137)	(122)	0	(259)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		15,650	(309)	(75)	0	(384)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.003		9,600	(545)	548	3	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.654		6,000	(642)	245	0	(397)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222		16,000	(798)	479	0	(319)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.699		6,100	(58)	78	20	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903		10,800	(684)	290	0	(394)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		700	(9)	2	0	(7)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		23,400	(205)	(205)	0	(410)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		11,200	(165)	(110)	0	(275)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		3,700	(225)	13	0	(212)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		5,000	(287)	(134)	0	(421)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		51,350	(910)	(350)	0	(1,260)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222		2,800	(150)	94	0	(56)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652		8,250	(711)	338	0	(373)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		10,000	(627)	54	0	(573)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	3.298		2,300	(141)	(86)	0	(227)
	Southern Co.	1.000	Quarterly	12/20/2022	0.585		13,400	166	48	214	0
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.318		24,000	(795)	1,197	402	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.227		2,900	6	0	6	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.242		44,400	(173)	347	174	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.431		10,000	(980)	1,120	140	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		3,100	(50)	(26)	0	(76)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682		9,500	(783)	634	0	(149)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.582		4,300	252	(35)	217	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.609		1,550	(103)	73	0	(30)

								$(19,856)	$10,472	$1,938	$(11,322)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$393	$435	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(328)	1,238	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	3,800	443	(118)	325	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	219	1,274	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(101)	479	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,900	(187)	26	0	(161)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	318	1,070	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	4,000	555	(57)	498	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	8,200	975	(273)	702	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	23	0	(13)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	17	102	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(42)	149	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(1,113)	2,541	0
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	7,000	(993)	(967)	0	(1,960)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,400	(244)	75	0	(169)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	5,350	(751)	(747)	0	(1,498)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(481)	109	0	(372)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,200	(1,431)	441	0	(990)
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(166)	428	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	78	0	(46)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	(218)	0	(1,326)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	50	0	(30)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	32	0	(20)

						$5,005	$(2,349)	$9,241	$(6,585)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025		$5,500	$0	$61	$61	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	677	812	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	2,026	2,458	0
JPM	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		6,200	109	521	630	0

								$676	$3,285	$3,961	$0

Total Swap Agreements								$(14,175)	$11,408	$15,140	$(17,907)

(q)

Securities with an aggregate market value of $13,677 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$390,399	$106,751	$497,150
Corporate Bonds & Notes
Banking & Finance	0	5,099,346	8,195	5,107,541
Industrials	0	3,415,523	4,825	3,420,348
Utilities	0	1,020,808	0	1,020,808
Municipal Bonds & Notes
Colorado	0	8,755	0	8,755
Michigan	0	2,298	0	2,298
Virginia	0	5,028	0	5,028
West Virginia	0	2,077	0	2,077
U.S. Government Agencies	0	944,354	2,091	946,445
U.S. Treasury Obligations	0	3,135,700	0	3,135,700
Non-Agency Mortgage-Backed Securities	0	56,293	0	56,293
Asset-Backed Securities	0	222,868	5,106	227,974
Sovereign Issues	0	207,655	0	207,655
Common Stocks
Consumer Discretionary	21	0	0	21
Warrants
Utilities	17	0	0	17
Convertible Preferred Securities
Banking & Finance	15,085	0	0	15,085
Preferred Securities
Banking & Finance	0	58,594	2	58,596
Utilities	6,204	0	0	6,204
Short-Term Instruments
Certificates of Deposit	0	10,703	0	10,703
Repurchase Agreements	0	1,715	0	1,715
Argentina Treasury Bills	0	21,220	0	21,220
U.S. Treasury Bills	0	47	0	47
	$21,327	$14,603,383	$126,970	$14,751,680

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125	$0	$0	$125

Total Investments	$21,452	$14,603,383	$126,970	$14,751,805

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(119,026)	$0	$(119,026)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,751	2,380	0	5,131
Over the counter	0	37,303	217	37,520
	$2,751	$39,683	$217	$42,651

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(5,173)	0	(5,250)
Over the counter	0	(43,242)	0	(43,242)

	$(77)	$(48,415)	$0	$(48,492)

Total Financial Derivative Instruments	$2,674	$(8,732)	$217	$(5,841)

Totals	$24,126	$14,475,625	$127,187	$14,626,938

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$143,188	$36,970	$(55,453)	$17	$172	$(1,309)	$15,875	$(32,709)	$106,751	$(1,726)
Corporate Bonds & Notes
Banking & Finance	11,886	2,380	(5,500)	6	24	(601)	0	0	8,195	(692)
Industrials	4,058	0	(130)	0	0	54	843	0	4,825	54
U.S. Government Agencies	2,106	0	(33)	27	13	(22)	0	0	2,091	(22)
Asset-Backed Securities	11,413	0	(1,490)	3	(2)	(92)	5,988	(10,714)	5,106	(105)
Preferred Securities
Banking & Finance	0	0	0	0	0	2	0	0	2	2

	$172,651	$39,350	$(62,606)	$53	$207	$(1,968)	$22,706	$(43,423)	$126,970	$(2,489)
Financial Derivative Instruments - Assets
Over the counter	$188	$0	$0	$0	$0	$29	$0	$0	$217	$29

Totals	$172,839	$39,350	$(62,606)	$53	$207	$(1,939)	$22,706	$(43,423)	$127,187	$(2,460)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$77,666	Proxy Pricing	Base Price	96.125 - 99.875
	29,085	Third Party Vendor	Broker Quote	39.500 - 98.000
Corporate Bonds & Notes
Banking & Finance	2,380	Other Valuation Techniques (3)	—	—
	5,815	Reference Instrument	Option Adjusted Spread	625.508 bps
Industrials	3,982	Proxy Pricing	Base Price	106.000
	843	Third Party Vendor	Broker Quote	101.340
U.S. Government Agencies	2,091	Proxy Pricing	Base Price	59.688
Asset-Backed Securities	5,106	Third Party Vendor	Broker Quote	98.000
Preferred Securities
Banking & Finance	2	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	217	Indicative Market Quotation	Broker Quote	4.865

Total	$127,187

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
State of Rio de Janeiro
6.024% due 12/20/2020 «	$1,100	$1,062

Total Loan Participations and Assignments (Cost $1,100)		1,062

CORPORATE BONDS & NOTES 68.3%
BANKING & FINANCE 27.4%
ABN AMRO Bank NV
1.800% due 09/20/2019	200	198
3.261% (US0003M + 0.570%) due 08/27/2021 ~	3,000	2,984
AerCap Ireland Capital DAC
3.300% due 01/23/2023	1,500	1,427
3.500% due 01/15/2025	3,500	3,199
3.875% due 01/23/2028	2,000	1,750
4.125% due 07/03/2023	2,800	2,725
Aflac, Inc.
4.750% due 01/15/2049	5,800	5,934
AIA Group Ltd.
3.900% due 04/06/2028	7,700	7,729
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	938
Air Lease Corp.
3.625% due 04/01/2027	200	179
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,453
Ally Financial, Inc.
8.000% due 11/01/2031	2,700	3,010
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	1,985
4.500% due 06/15/2047	7,400	6,674
American Homes 4 Rent LP
4.250% due 02/15/2028	500	484
American International Group, Inc.
4.750% due 04/01/2048	6,900	6,347
5.750% due 04/01/2048 •	3,700	3,228
American Tower Corp.
4.000% due 06/01/2025	1,300	1,278
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	9,792
Asian Development Bank
5.820% due 06/16/2028	500	609
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~	2,800	2,796
4.125% due 08/01/2025	200	194
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023	100	97
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	2,100	1,989
5.000% due 04/20/2048	12,000	10,568
Bank of America Corp.
2.881% due 04/24/2023 •	11,800	11,481
3.550% due 03/05/2024 •	1,100	1,087
3.705% due 04/24/2028 •	9,100	8,743
5.875% due 03/15/2028 •(e)	2,700	2,462
Bank of Ireland Group PLC
4.500% due 11/25/2023	7,600	7,453
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •	4,700	4,573
3.400% due 01/29/2028	3,900	3,799
Banque Federative du Credit Mutuel S.A.
3.199% (US0003M + 0.730%) due 07/20/2022 ~	6,800	6,719
3.429% (US0003M + 0.960%) due 07/20/2023 ~	2,000	1,976
Barclays Bank PLC
10.179% due 06/12/2021	9,060	10,190
Barclays PLC
4.337% due 01/10/2028	5,500	5,102
4.610% due 02/15/2023 •	7,700	7,640
7.750% due 09/15/2023 •(e)(f)	200	193
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	9,600	10,010

BGC Partners, Inc.
5.125% due 05/27/2021		2,000	2,018
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027		2,100	1,981
6.250% due 08/15/2042		2,000	2,298
BNP Paribas S.A.
3.375% due 01/09/2025		4,600	4,337
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,541
3.500% due 01/31/2023		600	592
BPCE S.A.
3.000% due 05/22/2022		3,800	3,674
4.016% (US0003M + 1.240%) due 09/12/2023 ~		5,100	5,022
4.625% due 09/12/2028		3,800	3,756
Brandywine Operating Partnership LP
3.950% due 02/15/2023		300	299
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(e)		1,100	1,006
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,890
Brookfield Finance LLC
4.000% due 04/01/2024		100	99
Brookfield Finance, Inc.
3.900% due 01/25/2028		1,800	1,703
4.700% due 09/20/2047		5,600	5,175
Carlyle Finance LLC
5.650% due 09/15/2048		4,400	4,387
CBL & Associates LP
5.950% due 12/15/2026		2,100	1,612
Charles Schwab Corp.
3.850% due 05/21/2025		2,600	2,655
5.000% due 12/01/2027 •(e)		400	337
CIT Group, Inc.
5.250% due 03/07/2025		100	98
6.125% due 03/09/2028		500	499
Citigroup, Inc.
3.190% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	2,500	1,766
4.044% due 06/01/2024 •		$13,300	13,364
4.650% due 07/23/2048		1,900	1,867
8.125% due 07/15/2039		5,571	7,752
CME Group, Inc.
3.750% due 06/15/2028		700	711
4.150% due 06/15/2048		4,400	4,474
5.300% due 09/15/2043		3,740	4,380
Columbia Property Trust Operating Partnership LP
3.650% due 08/15/2026		300	282
Compass Bank
2.750% due 09/29/2019		500	497
Cooperatieve Rabobank UA
3.682% (US0003M + 0.860%) due 09/26/2023 ~		1,800	1,778
5.500% due 06/29/2020 •(e)	EUR	8,875	10,442
Credit Agricole S.A.
3.750% due 04/24/2023		$400	392
8.375% due 10/13/2019 •(e)		10,000	10,275
Credit Suisse AG
6.500% due 08/08/2023 (f)		13,000	13,593
Credit Suisse Group AG
2.997% due 12/14/2023 •		1,600	1,524
3.869% due 01/12/2029 •		1,600	1,492
7.500% due 07/17/2023 •(e)(f)		3,500	3,421
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026		1,000	992
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,390
4.450% due 02/15/2026		800	798
Danske Bank A/S
4.375% due 06/12/2028		7,400	7,023
Deutsche Bank AG
2.700% due 07/13/2020		5,800	5,642
3.284% (US0003M + 0.815%) due 01/22/2021 ~		10,500	10,024
3.300% due 11/16/2022		6,800	6,307
3.766% (US0003M + 1.290%) due 02/04/2021 ~		3,000	2,919
Digital Realty Trust LP
4.450% due 07/15/2028		6,800	6,788
E*TRADE Financial Corp.
4.500% due 06/20/2028		2,000	1,976
EPR Properties
4.950% due 04/15/2028		1,500	1,488
5.250% due 07/15/2023		500	516
Equinix, Inc.
2.875% due 03/15/2024	EUR	4,500	5,157
ERP Operating LP
4.500% due 06/01/2045		$700	705
Essex Portfolio LP
4.500% due 03/15/2048		200	193

Farmers Insurance Exchange
4.747% due 11/01/2057 •		4,400	3,903
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	741
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,522
FMR LLC
4.950% due 02/01/2033		3,000	3,264
5.150% due 02/01/2043		11,300	12,164
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		500	485
3.754% (US0003M + 0.930%) due 09/24/2020 ~		8,600	8,448
5.875% due 08/02/2021		300	308
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	4,255	3,207
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		$30,310	25,572
General Motors Financial Co., Inc.
3.258% (US0003M + 0.850%) due 04/09/2021 ~		200	196
GLP Capital LP
5.250% due 06/01/2025		3,700	3,683
5.300% due 01/15/2029		3,100	3,044
Goldman Sachs Bank USA
3.200% due 06/05/2020		1,700	1,697
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		8,300	7,911
2.908% due 06/05/2023 •		600	576
3.500% due 01/23/2025		800	759
3.814% due 04/23/2029 •		4,900	4,583
4.223% due 05/01/2029 •		1,500	1,447
6.750% due 10/01/2037		4,035	4,569
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		7,400	7,075
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		7,700	7,347
Great-West Lifeco Finance LP
4.581% due 05/17/2048		1,900	1,918
Guardian Life Global Funding
2.500% due 05/08/2022		9,300	9,043
Harley-Davidson Financial Services, Inc.
3.146% (US0003M + 0.500%) due 05/21/2020 ~		3,100	3,096
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048		6,500	6,095
6.625% due 03/30/2040		500	592
High Street Funding Trust
4.111% due 02/15/2028		200	197
4.682% due 02/15/2048		500	477
Hospitality Properties Trust
4.500% due 06/15/2023		300	303
Host Hotels & Resorts LP
4.000% due 06/15/2025		100	97
HSBC Holdings PLC
3.600% due 05/25/2023		7,500	7,461
3.640% (US0003M + 1.000%) due 05/18/2024 ~		2,800	2,729
5.875% due 09/28/2026 •(e)	GBP	3,700	4,523
6.250% due 03/23/2023 •(e)(f)		$3,400	3,192
6.500% due 03/23/2028 •(e)(f)		8,300	7,553
Hudson Pacific Properties LP
3.950% due 11/01/2027		900	839
ING Bank NV
2.450% due 03/16/2020		800	792
ING Groep NV
4.550% due 10/02/2028		2,700	2,676
4.625% due 01/06/2026		1,100	1,110
International Lease Finance Corp.
8.625% due 01/15/2022		1,900	2,114
Intesa Sanpaolo SpA
3.375% due 01/12/2023		3,600	3,338
Jackson National Life Global Funding
3.250% due 01/30/2024		7,600	7,457
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		2,000	1,956
3.411% (US0003M + 0.610%) due 06/18/2022 ~		5,000	4,947
3.509% due 01/23/2029 •		2,900	2,750
3.540% due 05/01/2028 •		8,500	8,118
4.203% due 07/23/2029 •		3,500	3,496
4.260% due 02/22/2048 •		2,600	2,427
5.990% (US0003M + 3.470%) due 01/30/2019 ~(e)		1,004	994
6.100% due 10/01/2024 •(e)		13,900	13,830
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,714
Kimco Realty Corp.
4.125% due 12/01/2046		5,900	5,119
Lazard Group LLC
4.500% due 09/19/2028		700	702

Legg Mason, Inc.
5.625% due 01/15/2044	2,000	1,983
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)	1,200	24
Life Storage LP
3.875% due 12/15/2027	1,400	1,336
Lifestorage LP
3.500% due 07/01/2026	1,400	1,315
Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~	2,500	2,476
5.800% due 01/13/2020	300	307
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~	4,300	4,259
4.344% due 01/09/2048	8,000	6,338
4.375% due 03/22/2028	2,500	2,378
4.550% due 08/16/2028	200	193
7.500% due 09/27/2025 •(e)(f)	2,700	2,613
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048	8,900	8,128
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,207
5.875% due 03/15/2028 •(e)	6,500	6,248
Metropolitan Life Global Funding
3.000% due 09/19/2027	7,700	7,259
3.450% due 12/18/2026	7,000	6,866
Mid-America Apartments LP
4.200% due 06/15/2028	900	906
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	1,600	1,578
3.158% (US0003M + 0.650%) due 07/26/2021 ~	800	797
3.368% (US0003M + 0.860%) due 07/26/2023 ~	10,300	10,190
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,584
2.601% due 09/11/2022	5,000	4,838
2.953% due 02/28/2022	8,300	8,140
MUFG Bank Ltd.
2.300% due 03/05/2020	300	297
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •	8,200	8,292
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	6,751
Nationwide Building Society
4.302% due 03/08/2029 •	11,200	10,550
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	500	760
Navient Corp.
8.000% due 03/25/2020	4,200	4,278
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,289
Nissan Motor Acceptance Corp.
3.420% (US0003M + 0.630%) due 09/21/2021 ~	1,300	1,275
3.450% due 03/15/2023	7,200	7,058
Nordea Bank Abp
2.500% due 09/17/2020	300	296
Northern Trust Corp.
4.600% due 10/01/2026 •(e)	9,600	8,928
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	12,195
Nuveen LLC
4.000% due 11/01/2028	1,100	1,136
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,184
4.950% due 04/01/2024	2,000	2,035
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,203
9.250% due 06/15/2039	9,300	14,325
Protective Life Corp.
4.300% due 09/30/2028	5,100	5,068
Prudential Financial, Inc.
4.500% due 09/15/2047 •	7,700	6,603
Quicken Loans, Inc.
5.250% due 01/15/2028	8,100	7,199
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,071
4.372% (US0003M + 1.550%) due 06/25/2024 ~	2,800	2,677
4.892% due 05/18/2029 •	4,200	4,019
5.076% due 01/27/2030 •	3,100	2,997
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	5,500	5,223
3.823% due 11/03/2028 •	2,000	1,812
4.796% due 11/15/2024 •	5,500	5,467
Santander UK PLC
3.358% (US0003M + 0.620%) due 06/01/2021 ~	3,000	2,968
Siam Commercial Bank PCL
3.500% due 04/07/2019	1,600	1,602

SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~	1,800	1,790
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	400	388
Societe Generale S.A.
7.375% due 10/04/2023 •(e)(f)	9,800	9,151
Springleaf Finance Corp.
6.875% due 03/15/2025	500	449
STORE Capital Corp.
4.500% due 03/15/2028	300	291
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/2023	6,300	6,183
3.236% (US0003M + 0.800%) due 10/16/2023 ~	7,100	7,046
3.748% due 07/19/2023	4,800	4,833
Svenska Handelsbanken AB
3.159% (US0003M + 0.470%) due 05/24/2021 ~	6,450	6,394
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	5,380
4.375% due 09/15/2054 •	4,800	4,871
6.850% due 12/16/2039	582	759
UBS AG
2.200% due 06/08/2020	20,600	20,282
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	2,200	2,188
UDR, Inc.
3.500% due 07/01/2027	300	286
3.500% due 01/15/2028	200	190
UniCredit SpA
7.830% due 12/04/2023	10,200	10,681
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	372
4.875% due 06/01/2026	300	300
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,209
WEA Finance LLC
4.750% due 09/17/2044	500	501
Wells Fargo & Co.
3.000% due 04/22/2026	1,600	1,493
3.757% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,788
5.900% due 06/15/2024 •(e)	8,200	7,823
Wells Fargo Bank N.A.
2.977% (US0003M + 0.500%) due 07/23/2021 ~	2,100	2,089
Welltower, Inc.
5.125% due 03/15/2043	12,400	12,540
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	21,094
XLIT Ltd.
6.250% due 05/15/2027	100	115

		918,065

INDUSTRIALS 27.6%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,376
4.750% due 11/15/2046	700	763
5.400% due 10/01/2043	3,600	4,175
6.200% due 12/15/2034	2,000	2,440
AbbVie, Inc.
3.375% due 11/14/2021	6,700	6,700
ADT Security Corp.
4.125% due 06/15/2023	8,300	7,615
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,000
3.750% due 12/01/2047	1,000	921
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027	400	373
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,611	4,370
3.250% due 04/15/2030	3,133	2,993
3.700% due 04/01/2028	1,944	1,890
4.000% due 01/15/2027	375	373
Amgen, Inc.
2.650% due 05/11/2022	800	782
4.400% due 05/01/2045	13,000	12,236
4.663% due 06/15/2051	10,879	10,306
Anadarko Petroleum Corp.
6.450% due 09/15/2036	4,400	4,769
Anheuser-Busch Cos. LLC
4.900% due 02/01/2046	700	651
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	11,800	10,329
Anthem, Inc.
3.350% due 12/01/2024	2,800	2,731
3.650% due 12/01/2027	4,000	3,831

AP Moller - Maersk A/S
3.750% due 09/22/2024	600	583
Arrow Electronics, Inc.
3.250% due 09/08/2024	900	839
Bacardi Ltd.
4.450% due 05/15/2025	2,800	2,768
4.700% due 05/15/2028	5,300	5,106
Baidu, Inc.
4.875% due 11/14/2028	1,100	1,119
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	3,300	3,042
BAT Capital Corp.
4.390% due 08/15/2037	11,790	9,689
4.540% due 08/15/2047	7,510	6,007
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	1,966
4.250% due 12/15/2025	2,200	2,145
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	200	193
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	16,725
Boyd Gaming Corp.
6.000% due 08/15/2026	1,100	1,033
Braskem Finance Ltd.
6.450% due 02/03/2024	300	316
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,100	3,805
Broadcom Corp.
3.125% due 01/15/2025	400	362
3.875% due 01/15/2027	7,400	6,654
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	250
Campbell Soup Co.
3.650% due 03/15/2023	2,000	1,952
3.950% due 03/15/2025	1,600	1,536
4.150% due 03/15/2028	4,100	3,826
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,230
CBS Corp.
3.375% due 02/15/2028	1,700	1,545
Celgene Corp.
4.350% due 11/15/2047	10,800	9,142
Cenovus Energy, Inc.
4.250% due 04/15/2027	1,800	1,643
5.250% due 06/15/2037	2,000	1,769
6.750% due 11/15/2039	200	196
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~	4,000	3,935
4.200% due 03/15/2028	2,200	2,065
4.464% due 07/23/2022	5,800	5,860
5.375% due 04/01/2038	800	748
5.375% due 05/01/2047	2,000	1,821
5.750% due 04/01/2048	1,100	1,035
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,115
CHRISTUS Health
4.341% due 07/01/2028	6,400	6,541
City of Hope
4.378% due 08/15/2048	1,010	998
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,317
Comcast Corp.
3.950% due 10/15/2025	3,300	3,343
3.969% due 11/01/2047	728	653
3.999% due 11/01/2049	19,524	17,565
4.150% due 10/15/2028	7,000	7,121
4.400% due 08/15/2035	4,300	4,176
4.950% due 10/15/2058	4,000	4,084
7.050% due 03/15/2033	7,590	9,450
Community Health Systems, Inc.
8.625% due 01/15/2024	4,400	4,356
Conagra Brands, Inc.
5.300% due 11/01/2038	9,000	8,539
Constellation Brands, Inc.
3.600% due 02/15/2028	2,600	2,400
4.100% due 02/15/2048	7,000	5,932
Continental Resources, Inc.
5.000% due 09/15/2022	400	398
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	7,767
4.600% due 08/15/2047	1,100	995
CRH America Finance, Inc.
3.400% due 05/09/2027	600	552
3.950% due 04/04/2028	300	286
4.400% due 05/09/2047	200	174

CRH America, Inc.
3.875% due 05/18/2025	2,600	2,503
Crown Castle Towers LLC
3.720% due 07/15/2043	600	599
4.241% due 07/15/2048	3,300	3,290
CSX Corp.
6.150% due 05/01/2037	800	950
CVS Health Corp.
4.300% due 03/25/2028	700	687
4.780% due 03/25/2038	2,100	2,021
5.050% due 03/25/2048	1,400	1,369
CVS Pass-Through Trust
6.036% due 12/10/2028	101	108
7.507% due 01/10/2032	16,632	19,246
DAE Funding LLC
4.000% due 08/01/2020	100	98
4.500% due 08/01/2022	100	96
5.000% due 08/01/2024	1,300	1,261
5.250% due 11/15/2021	1,700	1,677
5.750% due 11/15/2023	1,600	1,588
Danone S.A.
2.589% due 11/02/2023	700	666
Dell International LLC
4.420% due 06/15/2021	3,400	3,398
8.350% due 07/15/2046	2,400	2,609
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	13,587
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,142
5.200% due 09/20/2047	2,400	2,227
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,108
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,489
eBay, Inc.
2.600% due 07/15/2022	900	871
4.000% due 07/15/2042	600	449
Edwards Lifesciences Corp.
4.300% due 06/15/2028	700	710
Energy Transfer Operating LP
5.300% due 04/15/2047	9,200	8,146
6.050% due 06/01/2041	3,200	3,070
6.625% due 10/15/2036	5,200	5,360
7.500% due 07/01/2038	3,475	3,893
Eni SpA
4.000% due 09/12/2023	3,700	3,647
4.750% due 09/12/2028	800	784
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	912
4.850% due 08/15/2042	642	621
4.850% due 03/15/2044	1,850	1,803
5.750% due 03/01/2035	600	636
5.950% due 02/01/2041	1,500	1,653
6.125% due 10/15/2039	800	906
6.450% due 09/01/2040	200	236
6.875% due 03/01/2033	10,000	12,293
FAGE International S.A.
5.625% due 08/15/2026	300	258
Fair Isaac Corp.
5.250% due 05/15/2026	200	195
FedEx Corp.
4.950% due 10/17/2048	6,600	6,411
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023	900	891
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,248
General Electric Co.
2.200% due 01/09/2020	200	197
5.000% due 01/21/2021 •(e)	2,000	1,533
5.500% due 01/08/2020	600	607
5.550% due 05/04/2020	300	305
5.550% due 01/05/2026	2,600	2,548
6.150% due 08/07/2037	500	490
6.875% due 01/10/2039	500	525
General Mills, Inc.
4.000% due 04/17/2025	200	197
4.200% due 04/17/2028	100	98
4.550% due 04/17/2038	100	93
6.610% due 10/15/2022	5,200	5,495
Georgia-Pacific LLC
7.750% due 11/15/2029	80	107
8.000% due 01/15/2024	1,750	2,102
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,403
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	5,200	5,186

HCA, Inc.
5.375% due 09/01/2026	800	780
5.625% due 09/01/2028	3,600	3,483
Heineken NV
3.500% due 01/29/2028	12,100	11,698
Hess Corp.
7.300% due 08/15/2031	839	910
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~	900	893
Home Depot, Inc.
4.500% due 12/06/2048	11,400	11,830
Hyundai Capital America
3.601% due 09/18/2020 •	2,800	2,789
IHS Markit Ltd.
4.750% due 08/01/2028	1,600	1,564
Indonesia Asahan Aluminium Persero PT
5.710% due 11/15/2023	700	713
International Flavors & Fragrances, Inc.
5.000% due 09/26/2048	5,400	5,407
International Paper Co.
5.000% due 09/15/2035	100	98
5.150% due 05/15/2046	4,700	4,434
6.000% due 11/15/2041	500	529
Kansas City Southern
3.125% due 06/01/2026	1,100	1,027
4.700% due 05/01/2048	4,300	4,170
4.950% due 08/15/2045	5,200	5,324
Kerr-McGee Corp.
6.950% due 07/01/2024	800	893
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	6,900	7,387
7.300% due 08/15/2033	3,000	3,482
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,490
5.200% due 07/15/2045	6,960	6,390
6.500% due 02/09/2040	9,600	10,241
6.875% due 01/26/2039	600	672
7.125% due 08/01/2039	3,150	3,623
Lennar Corp.
4.750% due 11/29/2027	800	725
Marathon Oil Corp.
6.600% due 10/01/2037	700	788
Marriott International, Inc.
4.000% due 04/15/2028	2,100	2,024
Martin Marietta Materials, Inc.
3.292% (US0003M + 0.500%) due 12/20/2019 ~	800	798
Marvell Technology Group Ltd.
4.200% due 06/22/2023	7,000	6,986
4.875% due 06/22/2028	1,000	977
Masco Corp.
3.500% due 04/01/2021	500	498
3.500% due 11/15/2027	700	647
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,020
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	8,600	8,544
3.800% due 04/01/2028	6,000	5,906
4.450% due 03/01/2047	1,000	961
4.450% due 09/01/2048	5,300	5,069
Moody’s Corp.
5.250% due 07/15/2044	8,000	8,666
Mylan NV
3.950% due 06/15/2026	3,400	3,110
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	10,000	10,150
New York and Presbyterian Hospital
4.063% due 08/01/2056	900	873
4.763% due 08/01/2116	3,500	3,471
Newell Brands, Inc.
5.375% due 04/01/2036	539	514
Norfolk Southern Corp.
5.100% due 08/01/2118	5,700	5,629
Northern Natural Gas Co.
4.300% due 01/15/2049	2,000	1,957
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,600	3,432
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,431	5,336
NVIDIA Corp.
3.200% due 09/16/2026	4,200	3,995
NXP BV
5.350% due 03/01/2026	1,600	1,629
ONEOK Partners LP
4.900% due 03/15/2025	1,200	1,218
6.125% due 02/01/2041	1,700	1,759

Oracle Corp.
3.250% due 11/15/2027	7,100	6,860
3.800% due 11/15/2037	4,200	3,940
3.850% due 07/15/2036	2,800	2,652
4.000% due 11/15/2047	1,100	1,028
4.300% due 07/08/2034	2,000	2,013
4.500% due 07/08/2044	900	909
Owens Corning
3.400% due 08/15/2026	600	549
4.300% due 07/15/2047	100	76
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022	200	194
5.500% due 02/15/2024	100	97
PeaceHealth Obligated Group
4.787% due 11/15/2048	2,730	2,895
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	4,100	4,024
4.125% due 08/01/2023	700	699
Pernod Ricard S.A.
4.450% due 01/15/2022	2,000	2,041
Pertamina Persero PT
6.500% due 11/07/2048	1,700	1,794
Philip Morris International, Inc.
6.375% due 05/16/2038	1,400	1,627
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,105
Pride International LLC
7.875% due 08/15/2040	3,500	2,608
QVC, Inc.
5.950% due 03/15/2043	3,500	3,153
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	925
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,246
Reynolds American, Inc.
7.250% due 06/15/2037	200	219
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	4,935
S&P Global, Inc.
2.950% due 01/22/2027	200	189
4.000% due 06/15/2025	2,300	2,345
4.500% due 05/15/2048	5,500	5,373
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,301
5.000% due 03/15/2027	2,700	2,712
5.625% due 04/15/2023	700	738
5.750% due 05/15/2024	1,100	1,154
5.875% due 06/30/2026	5,900	6,259
6.250% due 03/15/2022	800	842
salesforce.com, Inc.
3.700% due 04/11/2028	500	504
Sands China Ltd.
4.600% due 08/08/2023	200	199
5.125% due 08/08/2025	1,400	1,389
5.400% due 08/08/2028	500	484
SASOL Financing USA LLC
5.875% due 03/27/2024	3,100	3,097
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,257
2.875% due 09/23/2023	700	662
3.200% due 09/23/2026	500	453
Southern Co.
3.250% due 07/01/2026	500	469
4.250% due 07/01/2036	5,400	5,118
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,339
Spirit AeroSystems, Inc.
3.588% (US0003M + 0.800%) due 06/15/2021 ~	2,200	2,183
3.850% due 06/15/2026	400	369
4.600% due 06/15/2028	4,800	4,619
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,200	2,178
4.738% due 09/20/2029	2,700	2,656
5.152% due 09/20/2029	4,800	4,728
Suntory Holdings Ltd.
2.550% due 06/28/2022	1,300	1,247
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021	6,800	6,897
5.000% due 11/26/2028	7,200	7,372
Telefonica Emisiones S.A.
4.665% due 03/06/2038	6,300	5,723
4.895% due 03/06/2048	6,700	5,943
7.045% due 06/20/2036	7,100	8,119
Tencent Holdings Ltd.
3.595% due 01/19/2028	4,000	3,765

Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,412
7.625% due 04/01/2037	4,720	5,603
8.375% due 06/15/2032	3,600	4,357
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	44
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	7,467
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,935
Time Warner Cable LLC
4.500% due 09/15/2042	100	81
5.875% due 11/15/2040	1,000	946
6.550% due 05/01/2037	14,450	14,883
6.750% due 06/15/2039	2,700	2,754
7.300% due 07/01/2038	1,225	1,333
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,050	4,598
TransCanada PipeLines Ltd.
4.875% due 05/15/2048	5,500	5,385
5.100% due 03/15/2049	6,300	6,287
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,176
4.600% due 03/15/2048	2,000	1,880
Transocean Guardian Ltd.
5.875% due 01/15/2024	1,500	1,444
Transocean Pontus Ltd.
6.125% due 08/01/2025	3,600	3,492
Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	300	293
Trimble, Inc.
4.900% due 06/15/2028	4,700	4,639
TTX Co.
4.200% due 07/01/2046	3,000	2,891
Tyson Foods, Inc.
2.250% due 08/23/2021	700	678
5.100% due 09/28/2048	1,700	1,640
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	4,741	4,781
4.625% due 12/03/2026	4,378	4,544
5.900% due 04/01/2026	2,620	2,800
United Airlines Pass-Through Trust
2.875% due 04/07/2030	568	524
3.100% due 04/07/2030	568	526
4.000% due 10/11/2027	1,611	1,609
4.300% due 02/15/2027	11,636	11,909
United Technologies Corp.
4.125% due 11/16/2028	6,765	6,731
4.450% due 11/16/2038	1,900	1,851
UnitedHealth Group, Inc.
4.250% due 06/15/2048	1,900	1,906
4.750% due 07/15/2045	5,700	6,053
University of Notre Dame du Lac
3.394% due 02/15/2048	7,000	6,637
University of Southern California
3.841% due 10/01/2047	2,800	2,858
Valley Children’s Hospital
4.399% due 03/15/2048	2,000	1,991
VMware, Inc.
2.300% due 08/21/2020	2,300	2,253
2.950% due 08/21/2022	500	477
Wabtec Corp.
4.700% due 09/15/2028	6,700	6,299
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,281
Westrock Co.
4.650% due 03/15/2026	2,800	2,848
4.900% due 03/15/2029	900	927
Whirlpool Corp.
4.500% due 06/01/2046	1,100	925
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	6,464
3.700% due 03/15/2028	2,500	2,318
WRKCo, Inc.
4.000% due 03/15/2028	2,700	2,570
Yara International ASA
4.750% due 06/01/2028	4,600	4,596
Zimmer Biomet Holdings, Inc.
3.700% due 03/19/2023	600	594
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,034
3.900% due 08/20/2028	4,300	4,224

		926,418

UTILITIES 13.3%
AEP Texas, Inc.
3.950% due 06/01/2028	2,500	2,510
6.650% due 02/15/2033	1,800	2,284
Alabama Power Co.
4.300% due 07/15/2048	2,000	2,011
American Water Capital Corp.
2.950% due 09/01/2027	2,000	1,893
3.750% due 09/01/2047	3,400	3,067
4.300% due 12/01/2042	2,600	2,588
AT&T, Inc.
3.488% (US0003M + 0.750%) due 06/01/2021 ~	6,800	6,759
3.956% (US0003M + 1.180%) due 06/12/2024 ~	4,800	4,659
4.500% due 05/15/2035	700	631
4.500% due 03/09/2048	65	56
4.550% due 03/09/2049	30,507	26,396
4.900% due 08/15/2037	11,300	10,578
5.150% due 02/15/2050	10,800	10,056
5.250% due 03/01/2037	3,900	3,845
5.350% due 09/01/2040	2,932	2,864
BellSouth LLC
4.333% due 04/26/2021	3,900	3,912
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,246	2,686
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,315
BP Capital Markets America, Inc.
4.234% due 11/06/2028	2,500	2,577
British Telecommunications PLC
4.500% due 12/04/2023	12,400	12,581
9.625% due 12/15/2030	730	989
CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(e)	11,800	11,520
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	6,787
4.973% due 05/01/2046	1,000	983
Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	2,200	2,261
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	2,500	2,428
4.650% due 12/01/2048	8,000	8,339
6.750% due 04/01/2038	4,190	5,361
Consumers Energy Co.
4.350% due 04/15/2049	2,800	2,920
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	1,850
4.000% due 09/30/2042	400	386
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	9,100	9,060
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,131
3.850% due 11/15/2042	4,600	4,319
6.350% due 09/15/2037	200	251
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	125
Duke Energy Progress LLC
6.300% due 04/01/2038	800	996
Enel Finance International NV
2.875% due 05/25/2022	2,100	1,980
3.500% due 04/06/2028	6,300	5,414
3.625% due 05/25/2027	1,100	973
Engie S.A.
2.875% due 10/10/2022	700	687
Exelon Corp.
5.100% due 06/15/2045	19,400	20,296
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,029
3.950% due 03/01/2048	1,300	1,275
4.050% due 10/01/2044	1,805	1,800
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019	2,300	2,334
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	937
ITC Holdings Corp.
2.700% due 11/15/2022	7,400	7,159
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,894
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,080
National Grid USA
5.803% due 04/01/2035	120	135

New England Power Co.
3.800% due 12/05/2047	2,300	2,127
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,643
NextEra Energy Capital Holdings, Inc.
3.342% due 09/01/2020	700	702
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,390
Northern States Power Co.
3.600% due 09/15/2047	6,300	5,807
Oglethorpe Power Corp.
5.050% due 10/01/2048	7,000	7,032
Ohio Power Co.
5.375% due 10/01/2021	700	741
5.850% due 10/01/2035	100	116
ONEOK, Inc.
4.550% due 07/15/2028	1,600	1,588
5.200% due 07/15/2048	7,400	7,115
Pacific Gas & Electric Co.
4.000% due 12/01/2046	4,900	3,728
4.250% due 03/15/2046	690	541
6.350% due 02/15/2038	13,200	12,543
PacifiCorp
4.125% due 01/15/2049	10,100	9,980
5.750% due 04/01/2037	60	72
6.000% due 01/15/2039	2,040	2,456
6.100% due 08/01/2036	60	73
Pennsylvania Electric Co.
5.200% due 04/01/2020	200	205
Perusahaan Listrik Negara PT
6.250% due 01/25/2049	2,600	2,647
Petrobras Global Finance BV
5.999% due 01/27/2028	8,046	7,595
6.125% due 01/17/2022	3,224	3,317
Plains All American Pipeline LP
3.600% due 11/01/2024	400	381
4.500% due 12/15/2026	200	193
4.900% due 02/15/2045	5,800	4,979
5.150% due 06/01/2042	800	722
6.650% due 01/15/2037	500	529
PPL Capital Funding, Inc.
4.000% due 09/15/2047	6,500	5,825
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,670
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,479
San Diego Gas & Electric Co.
4.150% due 05/15/2048	9,400	9,146
SES S.A.
3.600% due 04/04/2023	4,600	4,533
5.300% due 04/04/2043	3,800	3,339
Shell International Finance BV
4.375% due 05/11/2045	2,200	2,270
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,583
Sinopec Group Overseas Development Ltd.
4.125% due 09/12/2025	9,900	9,931
Southern California Edison Co.
3.650% due 03/01/2028	200	195
6.000% due 01/15/2034	3,600	4,026
6.650% due 04/01/2029	400	447
Southern California Gas Co.
4.125% due 06/01/2048	5,300	5,285
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,200	2,615
Transcanada Trust
5.300% due 03/15/2077 •	4,400	3,806
Verizon Communications, Inc.
4.522% due 09/15/2048	30,821	29,029
4.672% due 03/15/2055	1,676	1,548
4.862% due 08/21/2046	5,100	5,038
5.250% due 03/16/2037	6,200	6,484
5.500% due 03/16/2047	3,800	4,061
Virginia Electric & Power Co.
3.800% due 09/15/2047	1,100	1,017
4.600% due 12/01/2048	1,500	1,573
Vodafone Group PLC
4.125% due 05/30/2025	1,600	1,584
5.250% due 05/30/2048	15,200	14,340
WEC Energy Group, Inc.
3.375% due 06/15/2021	5,200	5,200

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,573

		445,786

Total Corporate Bonds & Notes (Cost $2,343,948)		2,290,269

MUNICIPAL BONDS & NOTES 3.8%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,196
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,231
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,053
Tulare County, California Revenue Bonds, Series 2018
4.109% due 06/01/2029	2,700	2,766
Tulare County, California Revenue Notes, Series 2018
4.009% due 06/01/2028	1,000	1,027
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	15,286

		31,559

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,387

DELAWARE 0.0%
University of Delaware Revenue Bonds, Series 2018
4.221% due 11/01/2058	500	514

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.712% due 10/01/2027	3,000	3,062
3.762% due 10/01/2028	500	511

		3,573

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,323	5,642
6.655% due 04/01/2057	13,775	15,157

		20,799

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,266
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	640
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	107

		14,013

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,864

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,983

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,003

NEW YORK 0.4%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2018
3.480% due 08/01/2026	4,245	4,231
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	9,400	9,599

		13,830

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	1,175

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,430

		6,605

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	605
4.144% due 06/01/2038	500	506

		1,111

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,025
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	11,640	11,832

		18,857

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,585	7,449

Total Municipal Bonds & Notes (Cost $116,876)		127,547

U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (c)	43,912	30,489
2.375% due 07/25/2037 •	17	17
2.636% due 03/25/2036 •	6	6
2.906% due 09/25/2032 •	10	10
3.000% due 10/25/2046 - 12/25/2046	1,498	1,317
3.250% due 11/01/2042	2,731	2,589
3.253% due 06/01/2043 •	116	115
3.716% due 12/01/2034 •	299	308
3.787% due 06/01/2035 •	773	804
3.953% due 10/01/2035 •	114	119
3.955% due 04/01/2035 •	380	399
4.000% due 09/01/2048	99	101
4.111% due 06/01/2035 •	798	829
4.120% due 05/25/2035 ~	426	447
4.178% due 12/01/2033 •	22	23
4.269% due 09/01/2035 •	23	24
4.420% due 08/01/2035 •	49	51
4.490% due 11/01/2034 •	665	704
4.780% due 11/01/2035 •	11	11
5.000% due 08/25/2033	55	59
5.500% due 04/25/2033 - 09/25/2035	4,666	5,411
5.900% due 07/25/2042	9	10
6.000% due 07/25/2031 - 03/25/2036	891	1,093
6.080% due 09/01/2028	1,800	2,264
6.500% due 05/25/2032 Ø	1	1
Fannie Mae, TBA
3.000% due 01/01/2049	36,000	35,132
4.000% due 02/01/2049	110,000	112,082
5.500% due 01/01/2049	10,100	10,697
Federal Farm Credit Bank
5.125% due 07/09/2029	500	591
5.750% due 12/07/2028	20	25
Freddie Mac
0.000% due 03/15/2031 (c)	11,600	7,769
2.855% due 01/15/2033 •	4	4
2.955% due 09/15/2030 •	2	2
3.156% due 02/25/2045 •	7	7
3.357% due 10/25/2044 •	31	31
3.950% due 12/25/2029	13,500	14,009
4.000% due 06/15/2041	14,638	15,411
4.040% due 04/01/2035 •	42	44
4.374% due 06/01/2035 •	10	11
4.403% due 10/01/2035 •	28	29
5.000% due 03/01/2038 - 12/01/2038	788	837
5.500% due 02/15/2024	81	82
6.000% due 06/15/2035 - 10/01/2037	485	578
6.500% due 10/25/2043	69	80
Ginnie Mae
3.625% due 05/20/2030 •	56	58
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (c)	9,298	7,907
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030	244,067	172,077
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029	30,294	23,006
Small Business Administration
5.290% due 12/01/2027	259	270
5.510% due 11/01/2027	64	68

Total U.S. Government Agencies (Cost $425,067)		448,008

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
3.000% due 08/15/2048 (i)	14,580	14,541
3.125% due 11/15/2041 (i)	41,470	42,552
4.250% due 11/15/2040 (i)	3,100	3,753
4.375% due 05/15/2040 (i)	28,430	34,965
4.375% due 05/15/2041 (i)	15,200	18,745
4.500% due 08/15/2039 (i)	2,000	2,497
4.750% due 02/15/2037 (i)	3,200	4,084
4.750% due 02/15/2041 (i)	2,480	3,211
6.250% due 05/15/2030 (i)(m)	6,240	8,376
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022 (k)	7,903	7,648
0.375% due 01/15/2027 (k)(m)	7,569	7,195
0.375% due 07/15/2027 (k)(m)	4,611	4,377
0.500% due 01/15/2028 (i)(k)	15,511	14,814
0.625% due 01/15/2026 (i)(k)	3,895	3,794
0.750% due 07/15/2028 (i)(k)(m)	54,603	53,489
0.875% due 02/15/2047 (i)	9,638	8,869
1.000% due 02/15/2048 (i)(k)(m)	15,177	14,416
1.750% due 01/15/2028 (i)(k)	9,271	9,852
2.500% due 01/15/2029 (i)(m)	27,232	31,024
U.S. Treasury Notes
2.750% due 06/30/2025 (i)	44,500	44,971
2.875% due 08/15/2028 (i)	1,100	1,118
3.125% due 11/15/2028 (i)	19,900	20,659
U.S. Treasury STRIPS
0.000% due 05/15/2034 (c)(i)(k)	71,900	46,068
0.000% due 08/15/2034 (c)(i)	32,970	20,979
0.000% due 05/15/2035 (c)(k)	32,500	20,208
0.000% due 11/15/2036 (c)(i)	37,600	22,300
0.000% due 08/15/2037 (c)(k)	8,900	5,149
0.000% due 08/15/2040 (c)(k)	5,930	3,133

Total U.S. Treasury Obligations (Cost $473,326)		472,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,476
American Home Mortgage Assets Trust
3.077% due 11/25/2046 •	1,902	960
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	11	11
AREIT Trust
3.290% due 02/14/2035 •	2,364	2,344
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046 ~	13,300	13,342
Banc of America Funding Trust
4.356% due 05/25/2035 ~	12	13
4.447% due 01/20/2047 ^~	44	42
4.631% due 02/20/2036 ~	420	415
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,538
4.957% due 08/10/2035 ~	8,700	8,535
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	48	46
3.961% due 05/25/2047 ^~	1,256	1,164
4.000% due 05/25/2034 ~	1	1
4.170% due 11/25/2034 ~	27	27
4.368% due 02/25/2034 ~	12	12
4.730% due 10/25/2035 •	84	84
Bear Stearns ALT-A Trust
3.939% due 11/25/2036 ^~	157	130
4.209% due 09/25/2035 ^~	4,349	3,613
4.463% due 11/25/2036 ~	224	206
BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	7,262
Chase Mortgage Finance Trust
3.786% due 03/25/2037 ^~	452	443
5.500% due 11/25/2035	3,639	3,523
Citigroup Mortgage Loan Trust
2.576% due 01/25/2037 •	48	44
3.115% due 08/25/2035 ^•	246	231
4.820% due 10/25/2035 •	48	48
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	80	81
4.680% due 09/25/2035 •	119	121
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	719	718
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,157

3.815% due 04/10/2033 ~	7,300	7,193
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,134
Countrywide Alternative Loan Trust
2.665% due 12/20/2046 ^•	943	833
2.680% due 03/20/2046 •	230	209
2.696% due 09/25/2046 ^•	1,216	1,120
2.786% due 02/25/2037 •	96	87
5.500% due 03/25/2036 ^	101	75
6.250% due 08/25/2037 ^	158	131
Countrywide Home Loan Mortgage Pass-Through Trust
2.966% due 05/25/2035 •	96	88
3.146% due 03/25/2035 •	272	241
3.910% due 08/25/2034 ^~	29	27
4.136% due 08/25/2034 ^~	53	52
4.225% due 02/20/2035 ~	23	23
4.274% due 11/20/2034 ~	17	17
4.290% due 11/25/2034 ~	106	106
4.305% due 04/20/2035 ~	11	11
4.592% due 02/20/2036 ^•	88	76
4.667% due 02/20/2036 ^•	162	148
5.250% due 05/25/2035	172	148
Countrywide Home Loan Reperforming REMIC Trust
2.926% due 07/25/2036 •	4,257	4,104
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	18	18
Credit Suisse Mortgage Capital Certificates
2.485% due 11/27/2036 •	9,378	9,370
DBUBS Mortgage Trust
3.771% due 07/12/2044 •	2,468	2,494
DLJ Mortgage Acceptance Corp.
4.800% due 11/25/2023 ~	4	4
Downey Savings & Loan Association Mortgage Loan Trust
2.730% due 08/19/2045 •	124	119
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	20	17
4.674% due 12/25/2034 ~	5	5
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,659
3.602% due 10/10/2049 ~	5,225	5,233
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •	634	563
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~	58	59
4.464% due 11/25/2035 ~	10	10
HarborView Mortgage Loan Trust
2.650% due 07/19/2046 ^•	2,087	1,604
2.660% due 01/19/2038 •	627	606
2.710% due 03/19/2036 ^•	212	195
4.463% due 07/19/2035 ^~	71	64
IndyMac Mortgage Loan Trust
2.706% due 06/25/2046 •	752	643
3.527% due 04/25/2037 ^~	264	232
3.602% due 04/25/2037 ~	157	145
4.261% due 12/25/2034 ~	17	17
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,600	3,578
JPMorgan Mortgage Trust
4.327% due 07/25/2035 ~	2,642	2,737
4.336% due 02/25/2035 ~	7	7
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •	723	651
4.438% due 11/21/2034 ~	113	116
MASTR Alternative Loan Trust
5.500% due 01/25/2025	60	60
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	48	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	66	64
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	284	273
2.756% due 11/25/2035 •	2	2
4.122% due 02/25/2034 ~	13	13
4.267% due 05/25/2033 ~	22	22
4.398% due 05/25/2033 ~	11	11
4.513% due 07/25/2034 ~	135	136
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,033
Morgan Stanley Capital Trust
4.418% due 07/11/2040	3,500	3,680
Motel 6 Trust
3.375% due 08/15/2034 •	12,057	11,871
Prime Mortgage Trust
2.906% due 02/25/2034 •	3	3
Residential Accredit Loans, Inc. Trust
2.716% due 04/25/2046 •	225	103

6.000% due 06/25/2036 ^	65	59
Residential Asset Securitization Trust
2.906% due 01/25/2046 ^•	241	118
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	13,400	12,477
Structured Adjustable Rate Mortgage Loan Trust
2.726% due 05/25/2037 •	210	209
3.557% due 01/25/2035 ^•	76	71
4.209% due 08/25/2035 ~	28	28
4.413% due 12/25/2034 ~	146	144
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •	1,080	1,004
2.720% due 07/19/2035 •	43	42
2.726% due 05/25/2036 •	257	233
2.786% due 02/25/2036 ^•	519	491
2.816% due 12/25/2035 ^•	8	8
3.130% due 10/19/2034 •	25	25
Structured Asset Securities Corp.
4.368% due 12/25/2033 ~	20	19
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 05/25/2046 •	42	40
2.579% due 09/25/2046 •	22	22
2.579% due 10/25/2046 •	6	6
2.579% due 11/25/2046 •	75	74
2.776% due 12/25/2045 •	73	72
2.796% due 10/25/2045 •	1,017	1,009
2.816% due 01/25/2045 •	54	54
2.857% due 02/25/2047 ^•	650	612
2.857% due 03/25/2047 ^•	387	359
2.876% due 05/25/2034 •	586	535
2.887% due 01/25/2047 •	2	2
2.917% due 04/25/2047 •	1,494	1,481
3.157% due 08/25/2046 •	1,971	1,847
3.474% due 02/25/2037 ^~	427	419
3.557% due 08/25/2042 •	2	2
3.676% due 12/25/2036 ^~	343	323
3.770% due 03/25/2034 ~	165	168
Washington Mutual Mortgage Pass-Through Certificates Trust
3.127% due 05/25/2046 ^•	579	487
Wells Fargo Mortgage-Backed Securities Trust
4.607% due 09/25/2034 ~	50	52
4.607% due 03/25/2036 ~	479	486
4.869% due 01/25/2035 ~	10	11
Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	3,263

Total Non-Agency Mortgage-Backed Securities (Cost $148,659)		152,127

ASSET-BACKED SECURITIES 2.5%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,205	1,241
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø	440	440
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033 Ø	96	96
3.721% due 02/28/2033 Ø	578	575
Bear Stearns Asset-Backed Securities Trust
4.240% due 07/25/2036 ~	77	78
4.684% due 10/25/2036 ~	30	30
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	10	8
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,041	2,049
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •	26	17
3.215% due 07/25/2035 •	67	66
4.186% due 04/25/2037 Ø	615	620
Credit-Based Asset Servicing & Securitization Trust
2.576% due 01/25/2037 ^•	32	14
Crown Point CLO Ltd.
3.389% due 07/17/2028 •	3,100	3,089
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	3,400	3,376
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •	2,057	2,056
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034 Ø	889	896
Fannie Mae
3.750% due 01/01/2029 «(a)	4,850	4,956
3.840% due 01/01/2031 «(a)	7,484	7,627
3.990% due 01/01/2029 «(a)	2,275	2,369
First NLC Trust
2.576% due 08/25/2037 •	20	12
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	5,700	5,674

GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •		1	1
GSAMP Trust
2.576% due 12/25/2036 •		7	4
Horizon Aircraft Finance Ltd.
4.458% due 12/15/2038		2,600	2,653
Lehman ABS Mortgage Loan Trust
2.596% due 06/25/2037 •		18	13
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •		5	5
M360 Advisors LLC
4.395% due 07/24/2028		800	803
MASTR Specialized Loan Trust
2.766% due 02/25/2036 •		5,952	5,869
MESA Trust
3.306% due 12/25/2031 •		28	28
Navient Student Loan Trust
3.656% due 03/25/2066 •		2,710	2,722
Nelnet Student Loan Trust
4.327% due 11/25/2024 •		341	344
New Century Home Equity Loan Trust
3.246% due 08/25/2034 •		17	16
3.586% due 01/25/2034 •		253	254
4.682% due 08/25/2035 Ø		155	158
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024		1,700	1,704
Palmer Square CLO Ltd.
3.466% due 08/15/2026 •		3,716	3,694
Rise Ltd.
4.750% due 02/15/2039 «~(g)		3,536	3,465
Securitized Asset-Backed Receivables LLC Trust
2.636% due 05/25/2037 ^•		54	40
SLM Student Loan Trust
2.530% due 01/25/2019 •		168	168
3.090% due 10/25/2029 •		2,000	2,009
3.990% due 04/25/2023 •		8,535	8,586
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027		2,386	2,380
Soundview Home Loan Trust
2.586% due 06/25/2037 •		13	9
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		5,506	5,469
3.250% due 06/25/2047 Ø		46	46
Wells Fargo Home Equity Asset-Backed Securities Trust
2.776% due 07/25/2036 •		3,400	3,348
Zais CLO Ltd.
3.586% due 04/15/2028 •		5,200	5,190

Total Asset-Backed Securities (Cost $83,132)			84,267

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
5.875% due 01/11/2028 (i)		4,800	3,468
6.875% due 01/11/2048		4,400	3,085
Colombia Government International Bond
7.375% due 09/18/2037		720	874
Indonesia Government International Bond
4.750% due 02/11/2029		5,500	5,597
4.750% due 07/18/2047		6,800	6,410
Israel Government International Bond
3.250% due 01/17/2028		3,800	3,732
Korea Expressway Corp.
3.625% due 10/22/2021		1,700	1,718
Mexico Government International Bond
4.600% due 01/23/2046		3,335	2,966
5.750% due 10/12/2110		10,400	9,815
6.050% due 01/11/2040		4,785	5,077
Peru Government International Bond
8.200% due 08/12/2026	PEN	25,400	8,855
Qatar Government International Bond
3.875% due 04/23/2023		$4,500	4,558
Saudi Government International Bond
4.000% due 04/17/2025		15,700	15,595
4.625% due 10/04/2047		3,800	3,482
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	1,100
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	15,237

Uruguay Government International Bond
4.975% due 04/20/2055	$4,500	4,291

Total Sovereign Issues (Cost $100,091)		95,860

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.	3,712	146

Total Common Stocks (Cost $108)		146

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500%	15,300	19,308

Total Convertible Preferred Securities (Cost $15,981)		19,308

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	20,000	429

UTILITIES 0.2%
Entergy Texas, Inc.
5.625% due 06/01/2064	156,000	3,881
SCE Trust
5.750% (US0003M + 2.990%) due 03/15/2024 ~(e)	43,000	995

		4,876

Total Preferred Securities (Cost $5,375)		5,305

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~	$10,200	10,206
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~	6,600	6,602

		16,808

COMMERCIAL PAPER 0.1%
Campbell Soup Co.
3.100% due 02/13/2019	800	797
Entergy Corp.
2.900% due 02/04/2019	1,700	1,695
Ford Motor Credit Co.
3.150% due 02/06/2019	600	598

Humana, Inc.
3.000% due 01/15/2019	900	899

		3,989

REPURCHASE AGREEMENTS (h) 0.0%		1,022

Total Short-Term Instruments (Cost $21,812)		21,819

Total Investments in Securities (Cost $3,735,475)		3,718,505

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio	10,927,636	108,424
PIMCO Short-Term Floating NAV Portfolio III	1,903,669	18,816

Total Short-Term Instruments (Cost $128,294)		127,240

Total Investments in Affiliates (Cost $128,294)		127,240

Total Investments 114.7% (Cost $3,863,769)		$3,845,745
Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $7,361)		(668)
Other Assets and Liabilities, net (14.7)%		(492,700)

Net Assets 100.0%		$3,352,377

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$3,544	$3,465	0.10%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,022	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,046)	$1,022	$1,022

Total Repurchase Agreements						$(1,046)	$1,022	$1,022

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	11/27/2018	01/23/2019		$(2,400)	$(2,406)
BOS	2.500	11/08/2018	01/08/2019		(34,763)	(34,896)
	2.550	11/14/2018	01/14/2019		(61,651)	(61,865)
	2.650	12/17/2018	01/07/2019		(4,988)	(4,993)
BSN	2.370	10/09/2018	01/09/2019		(1,402)	(1,410)
GRE	2.460	10/19/2018	01/22/2019		(13,481)	(13,550)
IND	2.570	11/20/2018	01/22/2019		(4,212)	(4,225)
	2.650	12/17/2018	01/17/2019		(20,125)	(20,149)
NOM	2.550	12/21/2018	TBD	(3)	(3,550)	(3,553)
RCY	2.470	10/22/2018	01/22/2019		(20,053)	(20,153)
	2.480	10/23/2018	01/23/2019		(3,207)	(3,223)
	2.580	11/19/2018	01/18/2019		(20,108)	(20,171)
	2.620	11/27/2018	01/08/2019		(11,921)	(11,952)
	2.660	12/04/2018	01/04/2019		(4,689)	(4,699)
SCX	2.550	11/06/2018	02/06/2019		(7,459)	(7,489)
	2.590	11/21/2018	01/02/2019		(49,195)	(49,344)
	2.850	12/18/2018	01/17/2019		(14,453)	(14,470)
	2.860	12/18/2018	01/17/2019		(10,009)	(10,021)
SGY	2.600	12/18/2018	01/02/2019		(20,036)	(20,058)

Total Reverse Repurchase Agreements						$(308,627)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	2.430%	10/23/2018	01/23/2019	$(52,526)	$(52,778)

Total Sale-Buyback Transactions					$(52,778)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (1.6)%
Fannie Mae, TBA	3.500%	02/01/2049	$13,600	$(13,506)	$(13,594)
Fannie Mae, TBA	4.500	01/01/2049	8,600	(8,882)	(8,911)
Fannie Mae, TBA	4.500	02/01/2049	25,000	(25,801)	(25,880)
Fannie Mae, TBA	6.000	01/01/2049	5,000	(5,375)	(5,372)

Total U.S. Government Agencies				(53,564)	(53,757)

U.S. Treasury Obligations 0.0%
U.S. Treasury Bonds	3.000%	08/15/2048	100	(97)	(101)

Total Short Sales (1.6)%				$(53,661)	$(53,858)

(i)	Securities with an aggregate market value of $372,779 and cash of $260 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(799,976) at a weighted average interest rate of 2.042%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(75) of deferred price drop.
(5)	Payable for short sales includes $1 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	4,563	$4,563	$39	$5
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	107.875	02/22/2019	1,250	2,500	11	19
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.000	02/22/2019	146	292	1	2
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.125	02/22/2019	116	232	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.250	02/22/2019	699	1,398	6	1
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.500	02/22/2019	287	574	2	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	113.000	02/22/2019	119	119	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	2,532	2,532	22	35

Total Purchased Options					$83	$62

Written Options:
Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$120.500	01/25/2019	63	$63	$(20)	$(7)
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	121.000	01/25/2019	190	190	(29)	(30)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.000	01/25/2019	63	63	(17)	(29)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	123.000	01/25/2019	190	190	(36)	(35)

Total Written Options					$(102)	$(101)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	2,305	$560,778	$1,705	$29	$0
U.S. Treasury 10-Year Note March Futures	03/2019	4,281	522,349	12,487	1,672	0
U.S. Treasury 30-Year Bond March Futures	03/2019	654	95,484	4,393	307	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	8,960	1,439,480	75,267	5,320	0

				$93,852	$7,328	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	2,305	$(561,873)	$(3,574)	$0	$(144)
90-Day Eurodollar September Futures	09/2019	2,801	(681,623)	3,809	0	(70)
U.S. Treasury 2-Year Note March Futures	03/2019	2,724	(578,339)	(3,961)	0	(383)
U.S. Treasury 5-Year Note March Futures	03/2019	486	(55,738)	(913)	0	(121)
U.S. Treasury 10-Year Ultra March Futures	03/2019	4,223	(549,320)	(17,622)	0	(1,980)
United Kingdom Long Gilt March Futures	03/2019	663	(104,086)	(861)	110	(338)

				$(23,122)	$110	$(3,036)

Total Futures Contracts				$70,730	$7,438	$(3,036)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ford Motor Credit Co. LLC	0.000%	Quarterly	12/20/2023	2.398%	$1,300	$174	$(26)	$148	$1	$0
Hess Corp.	1.000	Quarterly	06/20/2021	0.769	7,300	97	(54)	43	0	(10)

						$271	$(80)	$191	$1	$(10)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$	130,600	$(2,918)	$1,378	$(1,540)	$0	$(29)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		171,000	(3,621)	1,821	(1,800)	0	(43)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		60,000	(185)	(174)	(359)	0	(22)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	23,900	(627)	348	(279)	0	(52)

						$(7,351)	$3,373	$(3,978)	$0	$(146)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$	100	$(4)	$2	$(2)	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		9,500	24	(47)	(23)	0	(26)
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019		593,500	461	1,075	1,536	0	(75)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,700	(4)	17	13	0	0
Pay (6)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		1,713,500	(739)	1,852	1,113	377	0
Receive (6)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		1,713,500	875	(3,520)	(2,645)	0	(738)
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023		106,700	(507)	1,294	787	213	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	257	394	651	0	(64)
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028		9,400	0	225	225	37	0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028		24,800	(68)	1,168	1,100	100	0
Receive (6)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		63,600	(323)	(630)	(953)	0	(92)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		31,600	441	1,829	2,270	0	(178)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	7,042	12,481	0	(747)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,200	352	(231)	121	0	(30)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60,480	5,928	(1,379)	4,549	0	(334)
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		2,800	32	133	165	0	(15)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		24,200	1,500	(2,191)	(691)	0	(144)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	196,000	411	288	699	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		196,000	(1)	313	312	13	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		17,900	(110)	(1,066)	(1,176)	0	(201)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	JPY	1,913,700	(59)	(700)	(759)	0	(6)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/07/2019	MXN	211,800	114	(117)	(3)	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		29,700	0	(56)	(56)	3	0
Receive	CPURNSA	2.137	Maturity	01/15/2029	$	22,700	(38)	402	364	53	0

							$13,981	$6,097	$20,078	$796	$(2,653)

Total Swap Agreements							$6,901	$9,390	$16,291	$797	$(2,809)

(k)

Securities with an aggregate market value of $53,017 and cash of $5,027 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	16,013	$	18,281	$0	$(78)
	02/2019	GBP	1,823		2,338	9	0
	02/2019	$	1,262	GBP	994	7	0
	02/2019		14,299	SEK	129,240	333	0
BPS	02/2019	PEN	30,772	$	9,085	0	(34)
CBK	01/2019	CAD	3,851		2,927	105	0
	02/2019	GBP	1,642		2,079	0	(18)
	02/2019	$	3,073	COP	9,687,975	0	(96)
GLM	01/2019		1,866	RUB	123,644	0	(97)
	03/2019		3,337	IDR	49,052,860	35	0
HUS	01/2019	MXN	17,983	$	944	32	0
	01/2019	$	3,000	MXN	60,313	59	0
	01/2019		9,907	RUB	672,178	0	(288)
	02/2019	AUD	2,347	$	1,698	44	0
JPM	02/2019	ZAR	17,284		1,172	0	(24)
NAB	02/2019	JPY	58,100		515	0	(17)
NGF	03/2019	$	3,281	INR	234,437	62	0
SSB	03/2019	TWD	456,364	$	14,923	0	(103)
UAG	02/2019	$	20,616	GBP	15,895	0	(313)

Total Forward Foreign Currency Contracts						$686	$(1,068)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400%	05/16/2019	$164,200	$2,094	$195
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	15,700	293	26
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	16,900	312	89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	75,300	1,596	633
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250	01/31/2019	398,100	1,194	5,646
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	174,800	526	1,174
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	09/27/2019	80,000	1,750	598

Total Purchased Options							$7,765	$8,361

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$20,700	$(30)	$(57)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	46,600	(64)	(76)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	22,600	(48)	(48)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	18,600	(16)	(11)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	25,700	(44)	(43)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	13,600	(19)	(22)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	34,000	(58)	(65)

						$(279)	$(322)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750%	05/16/2019	$164,200	$(747)	$(45)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	69,900	(295)	(9)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.510	07/31/2019	72,200	(323)	(39)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	11/07/2019	308,600	(1,593)	(352)
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.000	01/31/2019	398,100	(438)	(3,805)
	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.125	01/31/2019	398,100	(756)	(4,723)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.570	09/27/2019	336,000	(1,700)	(269)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	35,100	(412)	(656)

							$(6,264)	$(9,898)

Total Written Options							$(6,910)	$(10,220)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.464%	$200	$(18)	$16	$0	$(2)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	1,700	79	(250)	0	(171)
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.464	400	(34)	29	0	(5)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	1,800	64	(245)	0	(181)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	3,100	177	(489)	0	(312)
	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.339	2,300	32	6	38	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212	6,800	(195)	157	0	(38)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	10,017	8	1	9	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.464	500	(42)	36	0	(6)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.464	8,630	(447)	337	0	(110)

Total Swap Agreements							$(376)	$(402)	$47	$(825)

(m)

Securities with an aggregate market value of $2,752 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,062	$1,062
Corporate Bonds & Notes
Banking & Finance	0	914,858	3,207	918,065
Industrials	0	926,418	0	926,418
Utilities	0	445,786	0	445,786
Municipal Bonds & Notes
California	0	31,559	0	31,559
Colorado	0	1,387	0	1,387
Delaware	0	514	0	514
Florida	0	3,573	0	3,573
Georgia	0	20,799	0	20,799
Illinois	0	14,013	0	14,013
Kansas	0	2,864	0	2,864
Mississippi	0	3,983	0	3,983
New Mexico	0	1,003	0	1,003
New York	0	13,830	0	13,830
Ohio	0	6,605	0	6,605
Pennsylvania	0	1,111	0	1,111
Texas	0	18,857	0	18,857
West Virginia	0	7,449	0	7,449
U.S. Government Agencies	0	448,008	0	448,008
U.S. Treasury Obligations	0	472,787	0	472,787
Non-Agency Mortgage-Backed Securities	0	152,127	0	152,127
Asset-Backed Securities	0	65,850	18,417	84,267
Sovereign Issues	0	95,860	0	95,860
Common Stocks
Financials	146	0	0	146
Convertible Preferred Securities
Banking & Finance	19,308	0	0	19,308
Preferred Securities
Industrials	429	0	0	429
Utilities	4,876	0	0	4,876
Short-Term Instruments
Certificates of Deposit	0	16,808	0	16,808
Commercial Paper	0	3,989	0	3,989
Repurchase Agreements	0	1,022	0	1,022
	$24,759	$3,671,060	$22,686	$3,718,505

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127,240	$0	$0	$127,240

Total Investments	$151,999	$3,671,060	$22,686	$3,845,745

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(53,757)	0	(53,757)
U.S. Treasury Obligations	0	(101)	0	(101)
	$0	$(53,858)	$0	$(53,858)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,438	859	0	8,297
Over the counter	0	9,094	0	9,094
	$7,438	$9,953	$0	$17,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,130)	(2,816)	0	(5,946)
Over the counter	0	(12,113)	0	(12,113)

	$(3,130)	$(14,929)	$0	$(18,059)

Total Financial Derivative Instruments	$4,308	$(4,976)	$0	$(668)

Totals	$156,307	$3,612,226	$22,686	$3,791,219

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
AECOM Technology Corp.
4.256% (LIBOR03M + 1.750%) due 03/13/2025 ~	$909	$868
Aramark Services, Inc.
4.272% (LIBOR03M + 1.750%) due 03/11/2025 ~	466	453
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(i)	9,116	9,113
Brand Energy & Infrastructure Services, Inc.
6.727% - 6.759% (LIBOR03M + 4.250%) due 06/21/2024 ~	2,955	2,809
Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~	4,653	4,467
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~	540	538
CSC Holdings LLC
4.955% (LIBOR03M + 2.500%) due 01/25/2026 ~	1,692	1,622
Dell International LLC
4.530% due 09/07/2023	100	96
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~	9,000	8,779
Delta Air Lines, Inc.
4.703% (LIBOR03M + 1.900%) due 09/30/2019 ~(i)	9,511	9,514
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,800	1,685
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	28,401	27,176
Level 3 Financing, Inc.
4.754% (LIBOR03M + 2.250%) due 02/22/2024 ~	500	474
Lightstone Generation LLC
6.272% (LIBOR03M + 3.750%) due 01/30/2024 ~	3,187	3,032
Meredith Corp.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	284	276
MH Sub LLC
6.254% (LIBOR03M + 3.750%) due 09/13/2024 ~	4,666	4,456
Nielsen Finance LLC
4.387% (LIBOR03M + 2.000%) due 10/04/2023 ~	392	381
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(i)	13,471	13,099
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(i)	6,495	6,526
RegionalCare Hospital Partners Holdings, Inc.
7.129% (LIBOR03M + 4.500%) due 11/16/2025 ~	1,800	1,709
Resideo Funding, Inc.
4.490% (LIBOR03M + 2.000%) due 10/24/2025 ~	300	291
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	985	936
SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	2,596	2,464
State Of Qatar
3.603% due 12/21/2020 «	5,000	4,975
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	6,700	6,471
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~	6,544	6,460
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~	5,600	5,587
Traverse Midstream Partners LLC
6.600% (LIBOR03M + 4.000%) due 09/27/2024 ~	363	349
U.S. Foods, Inc.
4.522% due 06/27/2023	499	474
Unitymedia Finance LLC
4.705% (LIBOR03M + 2.250%) due 01/15/2026 ~	1,500	1,452
Westmoreland Coal Co.
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 ~µ	882	900
WR Grace & Co.
4.553% (LIBOR03M + 1.750%) due 04/03/2025 ~	257	250
4.563% (LIBOR03M + 1.750%) due 04/03/2025 ~	441	429

Total Loan Participations and Assignments (Cost $131,374)		128,111

CORPORATE BONDS & NOTES 66.4%
BANKING & FINANCE 25.8%
Air Lease Corp.
4.625% due 10/01/2028	600	568

Alexandria Real Estate Equities, Inc.
4.700% due 07/01/2030		700	710
Allstate Corp.
6.500% due 05/15/2067 •		1,400	1,459
Ally Financial, Inc.
8.000% due 11/01/2031		4,300	4,792
American Financial Group, Inc.
4.500% due 06/15/2047		7,700	6,945
American International Group, Inc.
4.375% due 01/15/2055		13,200	11,019
4.800% due 07/10/2045		6,291	5,899
5.750% due 04/01/2048 •		600	524
American Tower Corp.
3.125% due 01/15/2027		6,300	5,716
3.375% due 10/15/2026		3,500	3,263
Arch Capital Finance LLC
5.031% due 12/15/2046		500	525
AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,555
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,000	947
5.000% due 04/20/2048		4,100	3,611
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)	EUR	10,000	11,454
Banco Santander S.A.
6.250% due 09/11/2021 •(g)		9,700	10,933
Bank of America Corp.
3.419% due 12/20/2028 •		$4,738	4,434
3.593% due 07/21/2028 •		7,200	6,839
5.875% due 03/15/2028 •(g)		18,000	16,410
7.750% due 05/14/2038		7,700	9,996
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,388
Barclays Bank PLC
7.625% due 11/21/2022 (h)		200	208
Barclays PLC
3.650% due 03/16/2025		4,400	4,067
4.337% due 01/10/2028		2,400	2,226
4.375% due 01/12/2026		5,000	4,760
4.972% due 05/16/2029 •		3,400	3,286
7.250% due 03/15/2023 •(g)	GBP	3,140	4,009
7.750% due 09/15/2023 •(g)(h)		$2,200	2,122
7.875% due 09/15/2022 •(g)	GBP	800	1,024
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		$2,400	2,394
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,800	2,818
6.500% due 03/20/2021		17,619	17,752
BNP Paribas S.A.
7.000% due 08/16/2028 •(g)(h)		900	858
7.375% due 08/19/2025 •(g)(h)		4,900	4,894
Brighthouse Financial, Inc.
4.700% due 06/22/2047		6,200	4,637
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,000	4,621
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,209
Carlyle Finance LLC
5.650% due 09/15/2048		3,100	3,091
CBL & Associates LP
5.950% due 12/15/2026		700	537
Charles Schwab Corp.
5.000% due 12/01/2027 •(g)		2,500	2,104
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,860
Citigroup, Inc.
3.200% due 10/21/2026		11,200	10,354
3.400% due 05/01/2026		1,000	943
3.668% due 07/24/2028 •		2,500	2,366
4.075% due 04/23/2029 •		7,400	7,230
4.750% due 05/18/2046		11,800	10,936
6.300% due 05/15/2024 •(g)		2,550	2,356
8.125% due 07/15/2039		2,900	4,035
CME Group, Inc.
4.150% due 06/15/2048		1,800	1,830
CoBank ACB
6.250% due 10/01/2026 •(g)		3,700	3,718
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	4,000	4,706
6.625% due 06/29/2021 •(g)		2,400	2,993
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		$3,000	3,006
Credit Agricole S.A.
7.500% due 06/23/2026 •(g)	GBP	400	530
Credit Suisse AG
6.500% due 08/08/2023 (h)		$6,875	7,189
6.500% due 08/08/2023		800	837

Credit Suisse Group AG
7.250% due 09/12/2025 •(g)(h)		5,000	4,729
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	1,979
Crown Castle International Corp.
4.000% due 03/01/2027		200	192
4.750% due 05/15/2047		2,400	2,230
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		8,250	8,147
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,142
Digital Realty Trust LP
4.450% due 07/15/2028		3,400	3,394
Discover Bank
3.450% due 07/27/2026		2,000	1,838
Discover Financial Services
5.500% due 10/30/2027 •(g)		3,000	2,496
Doctors Co.
6.500% due 10/15/2023		10,150	10,966
E*TRADE Financial Corp.
4.500% due 06/20/2028		800	790
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	8,567	9,251
EPR Properties
4.500% due 06/01/2027		$1,567	1,514
4.950% due 04/15/2028		100	99
ERP Operating LP
4.500% due 07/01/2044		3,040	3,075
4.500% due 06/01/2045		1,200	1,209
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,364
Farmers Exchange Capital
5.454% due 10/15/2054 •		10,200	9,903
Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	6,210
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,153
First American Financial Corp.
4.300% due 02/01/2023		900	904
First Republic Bank
4.625% due 02/13/2047		2,000	1,932
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,386
FMR LLC
6.450% due 11/15/2039		4,500	5,530
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		3,300	3,321
Freedom Mortgage Corp.
8.250% due 04/15/2025		4,100	3,526
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,734
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		32,615	27,516
GLP Capital LP
5.300% due 01/15/2029		3,600	3,534
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	5,875
4.017% due 10/31/2038 •		23,500	20,712
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,442
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,530
Guardian Life Insurance Co. of America
4.850% due 01/24/2077		7,903	7,813
Hartford Financial Services Group, Inc.
4.741% due 02/12/2067 •		2,900	2,327
High Street Funding Trust
4.682% due 02/15/2048		700	668
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,891
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(g)	GBP	400	609
HSBC Holdings PLC
3.600% due 05/25/2023		$3,000	2,984
4.041% due 03/13/2028 •		5,600	5,366
4.583% due 06/19/2029 •		1,900	1,887
5.250% due 09/16/2022 •(g)	EUR	9,600	10,944
5.875% due 09/28/2026 •(g)	GBP	3,300	4,034
6.000% due 09/29/2023 •(g)	EUR	1,055	1,282
6.250% due 03/23/2023 •(g)(h)		$4,400	4,130
6.500% due 03/23/2028 •(g)(h)		9,800	8,918
6.500% due 09/15/2037		100	114
6.800% due 06/01/2038		220	261
7.625% due 05/17/2032		1,800	2,275

Intercontinental Exchange, Inc.
4.250% due 09/21/2048		1,100	1,085
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)	EUR	600	722
Itau Unibanco Holding S.A.
6.500% due 03/19/2023 •(g)(k)		$3,000	2,843
Jefferies Finance LLC
6.875% due 04/15/2022		600	587
7.375% due 04/01/2020		11,800	11,815
JPMorgan Chase & Co.
3.897% due 01/23/2049 •		16,000	14,088
4.005% due 04/23/2029 •		700	689
4.260% due 02/22/2048 •		1,900	1,774
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		10,759	10,651
6.100% due 10/01/2024 •(g)		8,823	8,779
6.125% due 04/30/2024 •(g)		11,377	11,306
8.750% due 09/01/2030		275	361
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		700	658
Kimco Realty Corp.
4.450% due 09/01/2047		2,000	1,822
Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,388
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		900	1,072
Lincoln National Corp.
4.350% due 03/01/2048		3,000	2,783
Lloyds Bank PLC
7.500% due 04/02/2032 Ø		4,600	3,697
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,000	3,567
4.344% due 01/09/2048		300	238
4.550% due 08/16/2028		5,600	5,394
7.000% due 06/27/2019 •(g)	GBP	500	639
7.500% due 09/27/2025 •(g)(h)		$5,000	4,838
7.875% due 06/27/2029 •(g)	GBP	500	685
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	7,874
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,325
4.350% due 01/30/2047		200	188
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		1,000	1,002
8.875% due 06/01/2039		1,805	2,713
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		1,900	1,881
MetLife Capital Trust
7.875% due 12/15/2067		11,950	13,593
MetLife, Inc.
5.875% due 03/15/2028 •(g)		1,200	1,153
Morgan Stanley
4.000% due 07/23/2025		15,000	14,818
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,459
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,798
Navient Corp.
5.625% due 08/01/2033		6,015	4,000
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	401
4.875% due 04/15/2045		1,700	1,523
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	8,537
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	625
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (k)		4,500	4,419
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	598
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	22,496
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,319
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		7,000	6,784
Progressive Corp.
4.125% due 04/15/2047		500	491
Prudential Financial, Inc.
5.200% due 03/15/2044 •		5,000	4,687
Quicken Loans, Inc.
5.250% due 01/15/2028		2,500	2,222
RBS Capital Trust
6.425% due 01/03/2034 •(g)		1,400	1,659
Regency Centers LP
4.125% due 03/15/2028		100	99
4.400% due 02/01/2047		1,100	1,034

Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,470
4.892% due 05/18/2029 •		2,700	2,584
5.076% due 01/27/2030 •		3,700	3,577
7.500% due 08/10/2020 •(g)(h)		1,000	992
7.648% due 09/30/2031 •(g)		700	865
8.625% due 08/15/2021 •(g)(h)		200	208
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)	GBP	700	878
7.375% due 06/24/2022 •(g)		600	770
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •		$3,300	3,309
SL Green Realty Corp.
4.500% due 12/01/2022		2,800	2,836
Societe Generale S.A.
6.750% due 04/06/2028 •(g)(h)		400	341
7.375% due 10/04/2023 •(g)(h)		4,800	4,482
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,925
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,191
State Street Corp.
5.625% due 12/15/2023 •(g)		2,000	1,892
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,457
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	5,195	6,459
Suzano Austria GmbH
6.000% due 01/15/2029		$1,400	1,432
7.000% due 03/16/2047		4,340	4,464
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,363
4.375% due 09/15/2054 •		4,000	4,059
6.850% due 12/16/2039		371	484
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	773	1,068
5.661% due 10/13/2041		49	70
5.744% due 04/13/2040		97	140
7.623% due 07/13/2039		3,274	5,453
Times China Holdings Ltd.
7.850% due 06/04/2021		$3,600	3,529
Travelers Cos., Inc.
4.050% due 03/07/2048		1,000	973
Trust F
6.950% due 01/30/2044		3,300	3,135
U.S. Bancorp
5.300% due 04/15/2027 •(g)		3,600	3,393
UBS AG
7.625% due 08/17/2022 (h)		13,050	13,931
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	6,564
7.000% due 02/19/2025 •(g)		3,600	3,672
UDR, Inc.
4.000% due 10/01/2025		600	599
4.400% due 01/26/2029		700	708
UniCredit SpA
6.625% due 06/03/2023 •(g)	EUR	2,200	2,378
7.830% due 12/04/2023		$9,200	9,634
VEREIT Operating Partnership LP
3.950% due 08/15/2027		1,100	1,024
4.875% due 06/01/2026		300	300
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	394
5.700% due 07/15/2043		630	683
6.125% due 09/15/2023 •(g)		800	760
Wachovia Capital Trust
5.570% due 01/31/2019 •(g)		1,180	1,069
Washington Prime Group LP
5.950% due 08/15/2024		5,450	4,787
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,391
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,179
3.584% due 05/22/2028 •		3,500	3,366
5.375% due 02/07/2035		1,600	1,763
5.375% due 11/02/2043		3,100	3,246
5.900% due 06/15/2024 •(g)		3,000	2,862
6.558% (US0003M + 3.770%) due 03/15/2019 ~(g)		6,033	6,003
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	4,589
Welltower, Inc.
4.950% due 09/01/2048		5,000	4,976
5.125% due 03/15/2043		2,300	2,326
6.500% due 03/15/2041		900	1,056
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	19,878

7.950% due 03/15/2025	200	237
XLIT Ltd.
5.500% due 03/31/2045	2,000	2,078

		879,050

INDUSTRIALS 28.8%
AbbVie, Inc.
4.450% due 05/14/2046	7,000	6,154
4.700% due 05/14/2045	11,100	10,144
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	1,400	1,371
Activision Blizzard, Inc.
4.500% due 06/15/2047	4,800	4,328
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	1,400	1,288
Allergan Funding SCS
4.550% due 03/15/2035	4,700	4,475
4.750% due 03/15/2045	3,000	2,862
4.850% due 06/15/2044	3,300	3,131
Amazon.com, Inc.
3.875% due 08/22/2037	1,800	1,753
4.050% due 08/22/2047	9,300	9,123
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,609	2,466
Amgen, Inc.
4.663% due 06/15/2051	24,953	23,640
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	1,881
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,257
6.450% due 09/15/2036	1,100	1,192
6.600% due 03/15/2046	300	333
7.000% due 11/15/2027	600	649
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	9,339
4.900% due 02/01/2046	23,900	22,241
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	6,500	5,690
4.950% due 01/15/2042	5,600	5,250
Anthem, Inc.
4.375% due 12/01/2047	4,700	4,395
4.550% due 03/01/2048	1,900	1,832
5.100% due 01/15/2044	500	510
Apache Corp.
5.250% due 02/01/2042	2,300	2,134
Apple, Inc.
3.750% due 09/12/2047	1,600	1,476
4.250% due 02/09/2047	9,800	9,804
4.375% due 05/13/2045	400	408
Bacardi Ltd.
5.150% due 05/15/2038	900	830
5.300% due 05/15/2048	3,600	3,265
Baker Hughes a GE Co. LLC
4.080% due 12/15/2047	500	414
BAT Capital Corp.
4.390% due 08/15/2037	1,300	1,068
4.540% due 08/15/2047	9,700	7,759
Bausch Health Cos., Inc.
5.500% due 11/01/2025	300	281
Bayer U.S. Finance LLC
4.875% due 06/25/2048	3,400	3,071
Berry Global, Inc.
4.500% due 02/15/2026	700	642
Biogen, Inc.
5.200% due 09/15/2045	1,000	1,033
Boston Scientific Corp.
7.000% due 11/15/2035	1,500	1,882
Braskem America Finance Co.
7.125% due 07/22/2041	3,200	3,486
Braskem Netherlands Finance BV
4.500% due 01/10/2028	3,500	3,248
BRF S.A.
4.750% due 05/22/2024 (k)	600	554
Broadcom Corp.
3.875% due 01/15/2027	8,500	7,643
Caesars Resort Collection LLC
5.250% due 10/15/2025	3,200	2,760
Canadian Pacific Railway Co.
6.125% due 09/15/2115	8,300	9,715
CBS Corp.
4.900% due 08/15/2044	5,700	5,227
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	492	465

Celgene Corp.
4.350% due 11/15/2047	1,800	1,524
4.550% due 02/20/2048	400	348
4.625% due 05/15/2044	300	265
5.000% due 08/15/2045	2,500	2,323
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	1,500	1,416
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	3,307
5.400% due 06/15/2047	1,175	1,019
6.750% due 11/15/2039	6,200	6,073
Centene Corp.
5.375% due 06/01/2026	2,700	2,632
Charter Communications Operating LLC
5.375% due 05/01/2047	10,100	9,195
5.750% due 04/01/2048	6,100	5,739
6.834% due 10/23/2055	12,555	12,827
Church & Dwight Co., Inc.
3.950% due 08/01/2047	900	823
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,302
4.375% due 06/01/2024	200	199
Comcast Corp.
3.400% due 07/15/2046	5,500	4,575
3.969% due 11/01/2047	6,517	5,848
4.000% due 08/15/2047	9,400	8,493
4.750% due 03/01/2044	1,300	1,307
4.950% due 10/15/2058	19,000	19,397
Community Health Systems, Inc.
8.625% due 01/15/2024	4,300	4,257
Conagra Brands, Inc.
5.400% due 11/01/2048	1,400	1,296
Concho Resources, Inc.
4.850% due 08/15/2048	1,000	962
4.875% due 10/01/2047	1,100	1,051
Constellation Brands, Inc.
4.100% due 02/15/2048	2,000	1,695
4.500% due 05/09/2047	1,200	1,101
5.250% due 11/15/2048	400	403
Continental Resources, Inc.
4.900% due 06/01/2044	3,500	3,108
Corp. Nacional del Cobre de Chile
4.500% due 08/01/2047	5,100	4,937
Covey Park Energy LLC
7.500% due 05/15/2025	850	735
Cox Communications, Inc.
4.800% due 02/01/2035	4,800	4,392
CRH America Finance, Inc.
4.500% due 04/04/2048	1,600	1,430
CVS Health Corp.
4.780% due 03/25/2038	400	385
5.050% due 03/25/2048	3,900	3,813
CVS Pass-Through Trust
4.704% due 01/10/2036	1,627	1,602
7.507% due 01/10/2032	14,349	16,604
8.353% due 07/10/2031	306	370
Dell International LLC
6.020% due 06/15/2026	3,000	3,019
8.100% due 07/15/2036	17,000	18,387
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	9,000	8,763
Diamond Resorts International, Inc.
7.750% due 09/01/2023	2,000	1,927
Diamondback Energy, Inc.
5.375% due 05/31/2025	200	196
Discovery Communications LLC
5.200% due 09/20/2047	3,400	3,155
DP World Ltd.
5.625% due 09/25/2048	4,800	4,531
6.850% due 07/02/2037	4,010	4,470
eBay, Inc.
4.000% due 07/15/2042	2,500	1,870
Ecopetrol S.A.
7.375% due 09/18/2043	3,750	4,144
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	11,275
Enbridge, Inc.
4.500% due 06/10/2044	271	260
Encana Corp.
6.625% due 08/15/2037	300	321
7.200% due 11/01/2031	4,700	5,331
Endo Dac
6.000% due 07/15/2023	1,350	1,036
Energy Transfer Operating LP
5.150% due 03/15/2045	3,500	3,050
6.125% due 12/15/2045	4,725	4,641
6.500% due 02/01/2042	4,400	4,409
7.500% due 07/01/2038	14,004	15,689

EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	976
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	17,048
4.850% due 03/15/2044	13,179	12,841
5.250% due 08/16/2077 •	2,900	2,424
5.950% due 02/01/2041	600	661
ERAC USA Finance LLC
3.300% due 12/01/2026	100	94
FedEx Corp.
4.950% due 10/17/2048	6,900	6,703
GATX Corp.
4.500% due 03/30/2045	1,038	953
General Electric Co.
5.000% due 01/21/2021 •(g)	22,300	17,087
6.875% due 01/10/2039	500	525
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,188
Georgia-Pacific LLC
8.875% due 05/15/2031	300	440
Gilead Sciences, Inc.
4.150% due 03/01/2047	3,465	3,204
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	500	630
Halliburton Co.
5.000% due 11/15/2045	4,600	4,572
HCA, Inc.
5.500% due 06/15/2047	5,000	4,750
Heineken NV
4.350% due 03/29/2047	3,000	2,868
Hess Corp.
5.800% due 04/01/2047	1,400	1,263
7.300% due 08/15/2031	1,974	2,142
Hidrovias International Finance SARL
5.950% due 01/24/2025	1,000	914
Humana, Inc.
4.800% due 03/15/2047	1,600	1,610
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	800	735
5.000% due 09/26/2048	7,100	7,109
International Paper Co.
4.400% due 08/15/2047	9,600	8,115
5.150% due 05/15/2046	1,000	943
Interpublic Group of Cos., Inc.
5.400% due 10/01/2048	1,000	952
Jeld-Wen, Inc.
4.625% due 12/15/2025	1,300	1,141
4.875% due 12/15/2027	2,628	2,227
Kaiser Foundation Hospitals
4.150% due 05/01/2047	500	495
Kansas City Southern
4.300% due 05/15/2043	700	654
4.700% due 05/01/2048	5,000	4,849
4.950% due 08/15/2045	3,400	3,481
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	3,300	3,283
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	5,597
7.400% due 03/15/2031	100	117
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	3,985
7.420% due 02/15/2037	2,980	3,119
8.050% due 10/15/2030	3,825	4,500
Kraft Heinz Foods Co.
5.000% due 07/15/2035	1,600	1,508
5.200% due 07/15/2045	13,626	12,509
6.875% due 01/26/2039	3,500	3,920
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	2,521	2,200
Lockheed Martin Corp.
4.090% due 09/15/2052	200	188
Lowe’s Cos., Inc.
4.050% due 05/03/2047	2,000	1,730
Marathon Oil Corp.
5.200% due 06/01/2045	800	743
6.600% due 10/01/2037	500	563
Masco Corp.
4.500% due 05/15/2047	6,000	5,150
McDonald’s Corp.
4.450% due 03/01/2047	1,400	1,346
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,106
4.625% due 03/15/2045	9,750	10,260

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	12,100	11,142
Metinvest BV
7.750% due 04/23/2023	2,000	1,827
MGM Resorts International
4.625% due 09/01/2026	2,100	1,895
5.750% due 06/15/2025	3,400	3,298
Microsoft Corp.
3.450% due 08/08/2036	2,000	1,899
3.700% due 08/08/2046	1,900	1,834
4.100% due 02/06/2037	8,800	9,064
4.450% due 11/03/2045	3,500	3,726
4.500% due 02/06/2057	7,700	8,241
4.750% due 11/03/2055	4,000	4,502
Moody’s Corp.
3.250% due 01/15/2028	1,800	1,708
Motorola Solutions, Inc.
5.500% due 09/01/2044	1,400	1,278
MPLX LP
4.900% due 04/15/2058	1,900	1,595
Mylan NV
5.250% due 06/15/2046	15,400	13,035
Mylan, Inc.
5.400% due 11/29/2043	300	255
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)	11,000	11,165
NBCUniversal Media LLC
4.450% due 01/15/2043	11,000	10,640
5.950% due 04/01/2041	2,400	2,763
Nestle Holdings, Inc.
3.900% due 09/24/2038	800	778
4.000% due 09/24/2048	800	788
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	1,260	1,246
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,431
NXP BV
5.550% due 12/01/2028	600	615
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/31/2019 (e)(g)	1,253	22
ONEOK Partners LP
6.125% due 02/01/2041	7,090	7,335
6.200% due 09/15/2043	3,311	3,564
Oracle Corp.
3.850% due 07/15/2036	9,900	9,378
Owens Corning
4.300% due 07/15/2047	5,000	3,784
4.400% due 01/30/2048	300	228
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	6,300	5,906
Petroleos Mexicanos
6.350% due 02/12/2048	19,889	15,941
6.375% due 01/23/2045	5,200	4,205
6.750% due 09/21/2047	14,500	12,026
Pfizer, Inc.
5.600% due 09/15/2040	3,000	3,654
7.200% due 03/15/2039	5,224	7,235
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,244
4.250% due 11/10/2044	5,000	4,576
6.375% due 05/16/2038	10,600	12,316
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	20,722
QVC, Inc.
4.450% due 02/15/2025	4,615	4,260
5.450% due 08/15/2034	900	789
5.950% due 03/15/2043	3,365	3,031
Reynolds American, Inc.
6.150% due 09/15/2043	500	489
7.250% due 06/15/2037	660	723
Rockwell Collins, Inc.
3.500% due 03/15/2027	1,200	1,129
4.350% due 04/15/2047	700	647
Sands China Ltd.
5.400% due 08/08/2028	1,300	1,259
SASOL Financing USA LLC
6.500% due 09/27/2028	2,700	2,707
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	1,000	990
Southern Co.
4.250% due 07/01/2036	1,600	1,516
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,646
Spectra Energy Partners LP
4.500% due 03/15/2045	1,675	1,522

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		4,300	4,235
Standard Industries, Inc.
4.750% due 01/15/2028		700	591
5.000% due 02/15/2027		2,500	2,194
Stryker Corp.
4.625% due 03/15/2046		5,000	5,049
Syngenta Finance NV
5.676% due 04/24/2048		4,300	3,570
Takeda Pharmaceutical Co. Ltd.
5.000% due 11/26/2028		3,400	3,481
Tech Data Corp.
4.950% due 02/15/2027		900	847
Telefonica Emisiones S.A.
4.895% due 03/06/2048		7,000	6,209
5.213% due 03/08/2047		1,900	1,748
Tencent Holdings Ltd.
3.925% due 01/19/2038		400	357
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,543
Texas Eastern Transmission LP
4.150% due 01/15/2048		7,000	6,264
7.000% due 07/15/2032		1,000	1,211
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	997
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,101
5.500% due 09/01/2041	$	3,225	2,862
5.875% due 11/15/2040		2,641	2,499
6.550% due 05/01/2037		1,400	1,442
6.750% due 06/15/2039		4,859	4,956
7.300% due 07/01/2038		6,900	7,507
Toll Brothers Finance Corp.
4.350% due 02/15/2028		200	172
4.875% due 03/15/2027		700	637
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		7,100	6,952
7.625% due 01/15/2039		1,900	2,376
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,400	4,136
Transocean Guardian Ltd.
5.875% due 01/15/2024		800	770
Transocean, Inc.
7.250% due 11/01/2025		2,200	1,930
Tyson Foods, Inc.
4.550% due 06/02/2047		200	176
4.875% due 08/15/2034		2,700	2,624
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021 «		656	677
United Airlines Pass-Through Trust
4.300% due 02/15/2027		55	57
United Technologies Corp.
4.450% due 11/16/2038		1,300	1,267
4.625% due 11/16/2048		2,500	2,427
UnitedHealth Group, Inc.
3.750% due 10/15/2047		200	184
4.625% due 07/15/2035		9,238	9,833
4.750% due 07/15/2045		7,240	7,688
Univision Communications, Inc.
5.125% due 02/15/2025		1,900	1,672
Vale Overseas Ltd.
6.875% due 11/21/2036		1,248	1,433
6.875% due 11/10/2039		300	348
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,299	1,318
Wabtec Corp.
4.700% due 09/15/2028		2,000	1,880
Warner Media LLC
4.900% due 06/15/2042		3,700	3,386
Western Gas Partners LP
5.450% due 04/01/2044		2,000	1,742
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)		4,300	1,666
Williams Cos., Inc.
4.850% due 03/01/2048		3,800	3,473
5.100% due 09/15/2045		400	371
Woodside Finance Ltd.
3.650% due 03/05/2025		100	95
Wynn Las Vegas LLC
5.500% due 03/01/2025		300	281
Wynn Macau Ltd.
5.500% due 10/01/2027		22,700	19,806
Yara International ASA
4.750% due 06/01/2028		1,100	1,099
Yellowstone Energy LP
5.750% due 12/31/2026 «		1,423	1,513

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	185
Zoetis, Inc.
3.950% due 09/12/2047		1,400	1,294
4.450% due 08/20/2048		1,200	1,182

			978,996

UTILITIES 11.8%
American Water Capital Corp.
3.750% due 09/01/2047		1,300	1,173
AT&T, Inc.
1.800% due 09/05/2026	EUR	100	114
2.350% due 09/05/2029		100	112
3.386% (US0003M + 0.950%) due 07/15/2021 ~	$	5,150	5,135
4.300% due 02/15/2030		16,372	15,515
4.300% due 12/15/2042		6,813	5,813
4.350% due 06/15/2045		10,443	8,869
4.500% due 03/09/2048		21,177	18,328
4.750% due 05/15/2046		400	357
4.800% due 06/15/2044		6,000	5,401
5.150% due 11/15/2046		3,500	3,268
5.150% due 02/15/2050		5,400	5,028
5.300% due 08/15/2058		7,500	6,987
5.450% due 03/01/2047		19,100	18,745
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		8,300	8,241
BG Energy Capital PLC
5.125% due 10/15/2041		3,100	3,209
British Telecommunications PLC
9.625% due 12/15/2030		3,600	4,878
CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(g)		2,200	2,148
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	393
Commonwealth Edison Co.
4.000% due 03/01/2048		700	678
Connecticut Light & Power Co.
6.350% due 06/01/2036		535	663
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058		8,800	8,548
4.650% due 12/01/2048		1,900	1,981
Consumers Energy Co.
4.050% due 05/15/2048		2,500	2,475
DTE Electric Co.
4.050% due 05/15/2048		1,600	1,592
Duke Energy Carolinas LLC
3.950% due 03/15/2048		6,000	5,767
Duke Energy Corp.
3.750% due 09/01/2046		9,050	7,867
3.950% due 08/15/2047		2,300	2,087
Duke Energy Progress LLC
3.600% due 09/15/2047		5,900	5,258
E.ON International Finance BV
6.650% due 04/30/2038		600	705
Electricite de France S.A.
4.950% due 10/13/2045		2,100	1,906
Emera U.S. Finance LP
4.750% due 06/15/2046		2,100	2,029
Emera, Inc.
6.750% due 06/15/2076 •		1,000	1,007
Enable Midstream Partners LP
5.000% due 05/15/2044		7,193	5,938
Enel Finance International NV
4.750% due 05/25/2047		3,000	2,560
4.875% due 06/14/2029		2,800	2,678
Exelon Corp.
5.625% due 06/15/2035		200	217
Exelon Generation Co. LLC
5.600% due 06/15/2042		2,100	2,064
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	6,910
Florida Power & Light Co.
3.950% due 03/01/2048		4,600	4,511
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	7,000	8,985
Genesis Energy LP
6.250% due 05/15/2026	$	500	431
Indiana Michigan Power Co.
4.550% due 03/15/2046		400	405
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	293
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,321

MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,517
Monongahela Power Co.
5.400% due 12/15/2043		4,224	4,945
New England Power Co.
3.800% due 12/05/2047		6,300	5,827
NGPL PipeCo LLC
7.768% due 12/15/2037		1,800	2,061
NiSource, Inc.
3.950% due 03/30/2048		1,200	1,073
4.375% due 05/15/2047		1,700	1,590
5.650% due 02/01/2045		500	547
5.800% due 02/01/2042		300	334
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		475	459
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		1,010	574
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,296	1,210
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		4,820	1,289
Ohio Power Co.
4.150% due 04/01/2048		900	892
ONEOK, Inc.
4.950% due 07/13/2047		4,100	3,806
5.200% due 07/15/2048		4,000	3,846
Orange S.A.
9.000% due 03/01/2031		685	951
Pacific Gas & Electric Co.
3.750% due 08/15/2042		1,800	1,346
3.950% due 12/01/2047		6,100	4,670
4.250% due 03/15/2046		7,800	6,112
PacifiCorp
4.125% due 01/15/2049		8,700	8,596
Petrobras Global Finance BV
5.299% due 01/27/2025		3,081	2,950
5.999% due 01/27/2028		5,895	5,565
6.250% due 12/14/2026	GBP	900	1,189
7.375% due 01/17/2027		$6,300	6,486
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,000	876
Plains All American Pipeline LP
4.300% due 01/31/2043		1,500	1,190
4.700% due 06/15/2044		2,500	2,155
4.900% due 02/15/2045		8,200	7,040
5.150% due 06/01/2042		7,400	6,682
6.650% due 01/15/2037		2,212	2,339
PPL Capital Funding, Inc.
4.000% due 09/15/2047		1,700	1,523
Puget Sound Energy, Inc.
4.223% due 06/15/2048		2,700	2,711
Rio Oil Finance Trust
8.200% due 04/06/2028		4,600	4,830
9.250% due 07/06/2024		3,284	3,518
San Diego Gas & Electric Co.
4.150% due 05/15/2048		1,200	1,168
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,166
Shell International Finance BV
3.625% due 08/21/2042		1,000	910
3.750% due 09/12/2046		2,500	2,334
4.375% due 05/11/2045		1,925	1,986
Southern California Edison Co.
4.125% due 03/01/2048		1,200	1,141
6.650% due 04/01/2029		1,000	1,116
Southern California Gas Co.
3.750% due 09/15/2042		1,200	1,119
4.300% due 01/15/2049		3,600	3,698
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		3,400	3,196
Southwestern Electric Power Co.
6.200% due 03/15/2040		8,200	9,746
Sprint Corp.
7.250% due 09/15/2021		4,969	5,098
Tampa Electric Co.
4.450% due 06/15/2049		5,100	5,000
Verizon Communications, Inc.
4.672% due 03/15/2055		28,203	26,045
4.862% due 08/21/2046		2,000	1,976
5.012% due 08/21/2054		25,328	24,649
5.500% due 03/16/2047		2,700	2,886
Virginia Electric & Power Co.
3.800% due 09/15/2047		300	277

Vodafone Group PLC
5.250% due 05/30/2048	5,100	4,812

		401,612

Total Corporate Bonds & Notes (Cost $2,382,120)		2,259,658

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	3,050
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,516
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	932
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,556
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,565
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	385

		17,004

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,181	11,203

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,450	1,489
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	400	429
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,467

		4,385

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,098

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	655	641

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	912

NEW YORK 0.7%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,813
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,077

		23,890

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	6,338
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,329
8.084% due 02/15/2050	1,000	1,594

		15,261

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,197

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,023

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,156

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,150	2,980

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,409

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,040	1,021

Total Municipal Bonds & Notes (Cost $90,088)		103,180

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
3.500% due 12/01/2047 - 08/01/2048	38,801	38,830
Fannie Mae, TBA
3.000% due 01/01/2049	16,000	15,614
3.500% due 01/01/2049 - 02/01/2049	168,700	168,665

Total U.S. Government Agencies (Cost $219,981)		223,109

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Bonds
2.500% due 02/15/2045	24,000	21,799
2.500% due 05/15/2046	59,539	53,814
2.750% due 08/15/2042 (m)(o)	125,000	119,931
2.750% due 11/15/2042 (m)(o)	97,900	93,817
2.750% due 08/15/2047 (m)(o)	34,296	32,550
3.000% due 11/15/2044 (m)(o)	23,400	23,414
3.000% due 02/15/2048 (m)(o)	32,583	32,476
3.000% due 08/15/2048	123,800	123,464
3.125% due 05/15/2048 (k)	36,281	37,044
U.S. Treasury Inflation Protected Securities (f)	16,316	15,741
0.375% due 07/15/2025 (m)
0.375% due 01/15/2027 (m)	24,497	23,286
0.500% due 01/15/2028	6,162	5,884
U.S. Treasury Notes
2.875% due 08/15/2028 (k)	16,200	16,465
3.125% due 11/15/2028 (o)	83,415	86,596
U.S. Treasury STRIPS
0.000% due 08/15/2048 (e)	2,250	916

Total U.S. Treasury Obligations (Cost $689,318)		687,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
5.500% due 01/25/2036	241	205
5.750% due 03/25/2036	270	267
Bear Stearns Adjustable Rate Mortgage Trust
4.170% due 11/25/2034 ~	875	851
Bear Stearns ALT-A Trust
4.317% due 11/25/2034 ~	52	51
Chase Mortgage Finance Trust
3.870% due 12/25/2037 ^~	371	337
Citigroup Mortgage Loan Trust
2.746% due 11/25/2036 •	845	843
Countrywide Alternative Loan Trust
2.836% due 09/25/2035 •	601	501
Countrywide Home Loan Mortgage Pass-Through Trust
4.305% due 04/20/2035 ~	9	9
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.646% due 07/25/2047 •	277	265
GSMPS Mortgage Loan Trust
2.856% due 03/25/2035 •	1,093	1,026
IndyMac Mortgage Loan Trust
2.806% due 07/25/2035 •	476	453
JPMorgan Mortgage Trust
4.115% due 11/25/2033 ~	16	16
Merrill Lynch Mortgage Investors Trust
4.267% due 05/25/2033 ~	14	14
NAAC Reperforming Loan REMIC Trust Certificates
2.956% due 02/25/2035 ^•	1,560	1,395
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.576% due 02/25/2035 •	1,000	940
4.638% due 08/25/2035 ~	340	339
OBP Depositor LLC Trust
4.646% due 07/15/2045	3,000	3,052
Residential Accredit Loans, Inc. Trust
3.919% due 02/25/2035 ^~	751	644
4.240% due 03/25/2035 ^~	315	297

Residential Funding Mortgage Securities, Inc. Trust
4.450% due 02/25/2036 ^~		490	448
Sequoia Mortgage Trust
3.214% due 05/20/2034 •		879	873
Structured Adjustable Rate Mortgage Loan Trust
4.145% due 03/25/2034 ~		21	21
WaMu Mortgage Pass-Through Certificates Trust
2.014% due 11/25/2041 ~		238	236
2.946% due 07/25/2044 •		435	433
Wells Fargo Mortgage-Backed Securities Trust
4.717% due 01/25/2035 ~		366	379
4.828% due 12/25/2033 ~		17	17
4.869% due 01/25/2035 ~		31	32

Total Non-Agency Mortgage-Backed Securities (Cost $13,054)			13,944

ASSET-BACKED SECURITIES 1.4%
ACE Securities Corp. Home Equity Loan Trust
3.301% due 01/25/2035 •		1,082	1,066
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 Ø		3,065	3,087
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		4,963	5,112
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.181% due 07/25/2035 •		2,172	2,177
3.376% due 07/25/2034 •		535	536
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •		2,000	1,992
Bayview Financial Acquisition Trust
6.101% due 05/28/2037 Ø		20	20
Bear Stearns Asset-Backed Securities Trust
2.926% due 12/25/2035 •		2,000	2,005
3.246% due 01/25/2034 •		5	5
Business Jet Securities LLC
4.335% due 02/15/2033		958	964
ECAF Ltd.
4.947% due 06/15/2040		3,190	3,294
First Franklin Mortgage Loan Trust
3.226% due 05/25/2035 •		140	140
3.241% due 09/25/2035 •		1,179	1,184
Home Equity Asset Trust
3.556% due 07/25/2035 •		290	291
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		1,225	1,227
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,081	3,142
Lehman XS Trust
3.306% due 10/25/2035 •		254	251
MAPS Ltd.
4.212% due 05/15/2043		1,803	1,823
METAL LLC
4.581% due 10/15/2042		3,402	3,433
Morgan Stanley Home Equity Loan Trust
3.211% due 08/25/2035 •		398	400
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •		775	777
RAAC Trust
2.886% due 10/25/2046 •		129	127
2.986% due 03/25/2037 •		774	776
Residential Asset Mortgage Products Trust
2.756% due 08/25/2046 •		1,417	1,410
Residential Asset Securities Corp. Trust
2.966% due 10/25/2035 •		288	289
Rise Ltd.
4.750% due 02/15/2039 «~(i)		2,495	2,445
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		2,906	2,913
Saxon Asset Securities Trust
3.110% due 03/25/2035 ^•		683	667
SLM Student Loan Trust
3.990% due 04/25/2023 •		5,382	5,415
Sprite Ltd.
4.250% due 12/15/2037		2,306	2,291

Total Asset-Backed Securities (Cost $47,114)			49,259

SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
6.250% due 11/09/2047	EUR	4,200	3,476
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	38,700	1,107
Brazil Government International Bond
5.000% due 01/27/2045		$10,710	9,389
Mexico Government International Bond
4.600% due 01/23/2046		6,075	5,402
4.600% due 02/10/2048		4,100	3,652

Peru Government International Bond
6.350% due 08/12/2028	PEN	26,800	8,363
8.200% due 08/12/2026		40,000	13,946
Qatar Government International Bond
5.103% due 04/23/2048		$4,300	4,526
Saudi Government International Bond
4.500% due 10/26/2046		11,300	10,250
4.625% due 10/04/2047		2,500	2,291
5.000% due 04/17/2049		1,200	1,159
Ukraine Government International Bond
7.375% due 09/25/2032		1,000	797

Total Sovereign Issues (Cost $71,075)			64,358

	SHARES
WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		8,823	12

Total Warrants (Cost $23)			12

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,100
Nationwide Building Society
10.250% ~		6,800	1,211
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,366
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)		22,800	558

			7,235

UTILITIES 0.3%
Entergy Arkansas LLC
4.750% due 06/01/2063		39,925	885
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,538
SCE Trust
5.000% due 06/26/2022 (g)		99,200	1,804
5.750% (US0003M + 2.990%) due 03/15/2024 ~(g)		161,000	3,725

			9,952

Total Preferred Securities (Cost $18,160)			17,187

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.1%			4,193

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.2%
(5.509)% due 01/31/2019 - 04/30/2019 (d)(e)	ARS	221,281	6,393

Total Short-Term Instruments (Cost $10,568)			10,586

Total Investments in Securities (Cost $3,672,875)			3,556,601

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		2,938,912	29,048

Total Short-Term Instruments (Cost $29,042)	29,048

Total Investments in Affiliates (Cost $29,042)	29,048

Total Investments 105.4% (Cost $3,701,917)	$3,585,649
Financial Derivative Instruments (l)(n) 0.0% (Cost or Premiums, net $25,556)	(444)
Other Assets and Liabilities, net (5.4)%	(181,696)

Net Assets 100.0%	$3,403,509

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$9,116	$9,113	0.27%
Delta Air Lines, Inc.	4.703	09/30/2019	09/29/2014	9,511	9,514	0.28
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014 - 09/08/2014	13,471	13,099	0.38
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	6,495	6,526	0.19
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	6,784	0.20
Rise Ltd.	4.750	02/15/2039	02/11/2014	2,501	2,445	0.07

				$48,094	$47,481	1.39%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$4,193	U.S. Treasury Notes 2.875% due 09/30/2023	$(4,277)	$4,193	$4,193

Total Repurchase Agreements						$(4,277)	$4,193	$4,193

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.750%	12/24/2018	TBD	(3)	$(4,241)	$(4,243)
BRC	1.750	10/19/2018	TBD	(3)	(2,340)	(2,347)
JML	1.900	12/21/2018	TBD	(3)	(477)	(477)

Total Reverse Repurchase Agreements						$(7,067)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
MSC	2.690%	11/28/2018	01/09/2019	$(8,547)	$(8,570)
UBS	2.420	11/28/2018	01/17/2019	(13,702)	(13,734)

Total Sale-Buyback Transactions					$(22,304)

(k)	Securities with an aggregate market value of $31,122 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(458,044) at a weighted average interest rate of 1.942%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(18) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	1,266	$1,266	$11	$2
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	282	282	2	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.125	02/22/2019	107	214	1	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.250	02/22/2019	18	36	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.500	02/22/2019	709	1,418	6	1
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	107.000	02/22/2019	224	224	2	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	108.000	02/22/2019	71	71	1	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	111.000	02/22/2019	11	11	0	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	112.000	02/22/2019	1	1	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	105.000	02/22/2019	102	102	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	108.000	02/22/2019	107	107	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	112.000	02/22/2019	2	2	0	0

Total Purchased Options					$25	$3

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	1,576	$192,297	$4,601	$616	$0
U.S. Treasury 30-Year Bond March Futures	03/2019	307	44,822	2,062	144	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	120	19,279	999	71	0

				$7,662	$831	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	834	$(177,069)	$(1,225)	$0	$(117)

Total Futures Contracts				$6,437	$831	$(117)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.187%	$3,200	$(85)	$34	$(51)	$0	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.195	1,925	(51)	20	(31)	0	0

						$(136)	$54	$(82)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2020	0.329%		$3,900	$82	$(30)	$52	$1	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.482		8,900	203	(68)	135	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577		4,650	104	(37)	67	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.648		6,050	129	(47)	82	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.865		5,000	86	(53)	33	3	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	6.702		8,300	(43)	(454)	(497)	40	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.449		600	104	(43)	61	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.773		1,400	263	(114)	149	0	(2)
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.369		10,300	1,581	(470)	1,111	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.648		5,100	583	(47)	536	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906		2,600	463	(168)	295	0	0
Ford Motor Credit Co. LLC	0.000	Quarterly	12/20/2023	2.398		700	84	(4)	80	0	0
General Electric Co.	1.000	Quarterly	06/20/2023	1.989		1,400	9	(64)	(55)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		700	(6)	(26)	(32)	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2020	0.479		6,200	105	(56)	49	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.500		17,800	317	(160)	157	0	(7)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.516		1,800	33	(16)	17	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.877		1,200	186	(17)	169	0	(1)
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.787		1,300	(161)	216	55	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.416		5,700	137	(55)	82	0	(1)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.455		18,000	440	(175)	265	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.612		6,800	165	(75)	90	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706		8,600	197	(99)	98	1	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.432		10,000	158	(72)	86	0	(4)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.673		900	11	(1)	10	0	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	3.853		2,000	39	(165)	(126)	2	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.432		9,400	216	(84)	132	0	(1)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	1.158	EUR	2,800	652	(221)	431	0	(3)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.978		$7,200	111	(102)	9	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.734	EUR	3,300	63	(27)	36	0	(2)
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	1.051		3,200	(5)	(3)	(8)	0	0

							$6,306	$(2,737)	$3,569	$54	$(35)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$16	$(29)	$1	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,649	(60)	20	(40)	1	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	1,100	(22)	(18)	(40)	1	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	6,600	(311)	2	(309)	5	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	1,839,000	30,807	(19,804)	11,003	675	0

					$30,369	$(19,784)	$10,585	$683	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	Semi-Annual	09/19/2023		$35,200	$(743)	$1,666	$923	$66	$0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		29,600	(32)	(456)	(488)	0	(60)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		17,200	(22)	(259)	(281)	0	(35)
Receive (6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		14,800	(17)	(179)	(196)	0	(196)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	46,900	68	(854)	(786)	0	(69)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		26,500	(60)	(230)	(290)	0	(40)
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	75,500	(1,399)	1,078	(321)	130	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		74,000	1,175	(1,673)	(498)	0	(354)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		9,350	(25)	(590)	(615)	0	(105)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(368)	(308)	104	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	8	(1,113)	0	(1)
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,564)	(373)	(1,937)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,510,900	(11)	(192)	(203)	0	(3)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(17)	(63)	(80)	0	(2)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	(1)	(7)	(8)	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(985)	(278)	(1,263)	0	(12)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	(45)	(195)	5	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		1,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	(313)	(288)	33	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		468,600	0	(744)	(744)	67	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		4,700	0	(8)	(8)	1	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		626,900	(421)	(654)	(1,075)	91	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		616,900	0	(1,084)	(1,084)	93	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		144,600	10	362	372	0	(40)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		260,000	144	687	831	0	(72)
Pay	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	(29)	85	0	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		19,500	482	(128)	354	1	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	(124)	(59)	109	0
Pay	UKRPI	3.585	Maturity	10/15/2046		800	32	17	49	23	0

							$(4,393)	$(4,837)	$(9,230)	$726	$(989)

Total Swap Agreements							$32,146	$(27,304)	$4,842	$1,463	$(1,024)

(m)

Securities with an aggregate market value of $99,370 and cash of $6,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	GBP	1,432		$1,833	$7	$0
	01/2019		$5,438	ARS	221,374	335	0
	01/2019		5,633	EGP	105,506	209	0
BPS	01/2019	ARS	97,143		$2,500	0	(33)
	01/2019		$1,194	ARS	47,826	53	0
	02/2019	PEN	77,559		$22,871	0	(113)
	02/2019	RUB	492,051		7,271	244	0
	03/2019		$5,770	SGD	7,881	22	0
BRC	01/2019		277	MXN	5,564	6	0
CBK	01/2019	BRL	14,249		$3,650	0	(27)
	01/2019	EUR	76,738		87,587	0	(394)
	01/2019	GBP	1,083		1,387	6	0
	01/2019	MXN	254,372		12,339	0	(592)
	01/2019		$3,677	BRL	14,249	0	(1)
	01/2019		2,265	RUB	150,091	0	(117)
	03/2019	KRW	328,570		$293	0	(3)
DUB	01/2019	BRL	14,249		3,677	1	0
	01/2019		$3,682	BRL	14,249	0	(5)
	02/2019	BRL	14,249		$3,675	5	0
	03/2019		$7,484	IDR	110,026,804	78	0
FBF	04/2019	CNH	1,273		$181	0	(4)
GLM	01/2019	EUR	1,111		1,269	0	(5)
	01/2019	GBP	25,359		32,428	93	0
	01/2019		$7,238	MXN	148,812	327	0
	01/2019		365	PLN	1,364	0	(1)
	03/2019	HUF	622,892		$2,214	0	(18)
HUS	01/2019		$258	ARS	10,295	5	0
	02/2019		77		3,197	2	0
	03/2019		652	HUF	183,829	7	0
	04/2019	ARS	161,592		$3,791	0	(40)
IND	01/2019	JPY	197,765		1,745	0	(60)
JPM	01/2019	AUD	170		125	6	0
	01/2019		$9,829	MXN	200,393	336	0
	02/2019	TRY	46,450		$8,276	0	(275)
	02/2019		$7,954	TRY	47,628	814	0
	02/2019	ZAR	4,214		$286	0	(5)
MSB	03/2019		$7,386	INR	526,402	120	0
	04/2019	ARS	171,623		$3,942	0	(126)
SCX	01/2019		$3,544	EGP	66,237	123	0
	02/2019		9,072	RUB	601,618	0	(481)
SOG	02/2019		4,903		326,868	0	(235)
SSB	03/2019	SGD	19,752		$14,454	0	(64)
UAG	03/2019	HKD	1,834		235	0	0

Total Forward Foreign Currency Contracts						$2,799	$(2,599)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus MXN	MXN	19.760	05/29/2019	$6,650	$100	$172

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$52,000	$124	$18
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	72,450	531	802
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	8,500	253	136
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	8,700	418	375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	3,900	184	169
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	22,700	1,075	35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	10,400	315	167
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	18,000	508	247
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	300	14	19
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	5,000	338	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	20,900	1,045	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	5,000	155	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	12,700	584	566
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	3,900	187	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	4,600	265	41
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	12,800	1,216	577

							$7,212	$3,515

Total Purchased Options							$7,312	$3,687

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$8,900	$(13)	$(24)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		8,000	(13)	(13)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		8,300	(18)	(23)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		11,400	(24)	(24)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		3,900	(5)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		7,100	(13)	(23)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		12,100	(14)	(20)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		12,500	(11)	(34)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		7,200	(9)	(15)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		8,300	(7)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		6,200	(11)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		3,100	(5)	(7)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		6,300	(8)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		46,300	(37)	(27)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		15,300	(39)	(55)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		12,600	(24)	(40)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		5,400	(9)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		3,700	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		7,100	(11)	(19)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		6,300	(13)	(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		7,100	(8)	(12)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	1.200	02/20/2019	EUR	9,000	(15)	(10)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		$8,000	(7)	(13)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		3,900	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		7,400	(13)	(14)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	7,200	(14)	(11)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$9,200	(17)	(25)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		6,000	(11)	(10)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		7,200	(11)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		10,100	(11)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		7,500	(14)	(12)

							$(412)	$(518)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	22.840	05/29/2019	$6,650	$(118)	$(53)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(30)	0

						$(214)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$17,400	$(23)	$(121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	17,400	(19)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	36,600	(260)	(169)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	38,300	(418)	(353)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	17,100	(183)	(159)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	10,400	(123)	(18)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	6,900	(531)	(558)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(31)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	44,700	(315)	(207)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	77,600	(522)	(297)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/14/2019	16,700	(22)	(150)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,500	(15)	(19)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	15,100	(17)	(128)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	15,100	(17)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	14,100	(22)	(34)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	14,100	(19)	(9)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	14,000	(16)	(203)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	14,000	(14)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	14,100	(19)	(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	14,100	(18)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	14,700	(19)	(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	14,700	(18)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	21,800	(338)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,055)	(51)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	21,500	(156)	(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	55,900	(587)	(516)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	17,100	(186)	(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	(18)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	16,000	(18)	(202)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	16,000	(16)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(551)

							$(7,634)	$(4,240)

Total Written Options							$(8,378)	$(4,811)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2023	1.568%		$3,600	$(43)	$(48)	$0	$(91)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	2,700	(343)	(32)	0	(375)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		$5,800	(116)	(26)	0	(142)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		1,000	(61)	(23)	0	(84)
	UniCredit SpA	1.000	Quarterly	06/20/2023	4.050	EUR	400	(54)	(3)	0	(57)
BRC	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		$100	(1)	0	0	(1)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946	EUR	100	(15)	1	0	(14)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		$900	(9)	(7)	0	(16)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		1,800	(76)	(27)	0	(103)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		400	(21)	(13)	0	(34)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.821		1,400	(38)	(8)	0	(46)
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.934		26,000	(765)	823	58	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	1.800		2,300	(64)	6	0	(58)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		13,550	(274)	(58)	0	(332)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		3,000	(178)	(74)	0	(252)
DUB	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.568		1,100	(13)	(15)	0	(28)
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619		15,050	116	(98)	18	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		2,100	(84)	(36)	0	(120)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		2,200	(129)	(56)	0	(185)
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		300	(4)	1	0	(3)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		2,500	(23)	(21)	0	(44)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		5,100	(85)	(40)	0	(125)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		1,200	(48)	(21)	0	(69)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140		500	(29)	(13)	0	(42)
HUS	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255		200	(3)	1	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		3,400	(30)	(30)	0	(60)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		13,800	(228)	(111)	0	(339)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.654		3,300	(327)	109	0	(218)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817		700	(29)	(11)	0	(40)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		14,700	(268)	(93)	0	(361)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.654		1,700	(171)	59	0	(112)
	Southern Co.	1.000	Quarterly	12/20/2022	0.585		3,500	43	13	56	0
	UniCredit SpA	1.000	Quarterly	06/20/2023	4.050	EUR	300	(41)	(2)	0	(43)
MYC	Entergy Corp.	1.000	Quarterly	03/20/2021	0.241		$2,500	(271)	313	42	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619		22,600	138	(111)	27	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		7,450	(138)	(45)	0	(183)

								$(3,682)	$304	$201	$(3,579)

Credit Default Swaps on Credit Indices - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020		$900	$23	$60	$83	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	(64)	240	0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,100	128	(34)	94	0
BRC	iTraxx Japan 30 5-Year Index	1.000	Quarterly	12/20/2023	JPY	23,000	4	(2)	2	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$250	20	10	30	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,600	166	(29)	137	0
	iTraxx Japan 30 5-Year Index	1.000	Quarterly	12/20/2023	JPY	10,000	2	(1)	1	0
DUB	iTraxx Japan 30 5-Year Index	1.000	Quarterly	12/20/2023		48,000	10	(7)	3	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$31,000	(1,534)	1,598	64	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,500	211	89	300	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		1,300	180	(18)	162	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		2,400	286	(81)	205	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		600	(18)	12	0	(6)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,200	(111)	116	5	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		4,800	(693)	(651)	0	(1,344)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		5,000	(492)	70	0	(422)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	5	18	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	(4)	12	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		7,900	970	(294)	676	0
	iTraxx Japan 30 5-Year Index	1.000	Quarterly	12/20/2023	JPY	89,000	18	(12)	6	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$1,600	(87)	90	3	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		2,400	(347)	(325)	0	(672)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		1,600	(153)	(30)	0	(183)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		2,275	(221)	29	0	(192)
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		1,200	143	(40)	103	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		800	(24)	15	0	(9)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,000	(38)	34	0	(4)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		1,200	(167)	(169)	0	(336)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,400	(353)	(58)	0	(411)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		700	(20)	12	0	(8)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		500	(14)	9	0	(5)

							$(1,778)	$330	$2,144	$(3,592)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$21,700	$(89)	$(561)	$0	$(650)
MYC	Receive	U.S. Treasury Bonds	N/A	Federal Funds Rate plus a Specificed Spread	Maturity	01/14/2019	200,000	0	4,800	4,800	0

								$(89)	$4,239	$4,800	$(650)

Total Swap Agreements								$(5,549)	$4,873	$7,145	$(7,821)

(o)

Securities with an aggregate market value of $7,163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$82,340	$45,771	$128,111
Corporate Bonds & Notes
Banking & Finance	0	872,266	6,784	879,050
Industrials	0	976,806	2,190	978,996
Utilities	0	401,612	0	401,612
Municipal Bonds & Notes
California	0	17,004	0	17,004
Georgia	0	11,203	0	11,203
Illinois	0	4,385	0	4,385
Indiana	0	1,098	0	1,098
Michigan	0	641	0	641
New Jersey	0	912	0	912
New York	0	23,890	0	23,890
Ohio	0	15,261	0	15,261
Pennsylvania	0	14,197	0	14,197
Tennessee	0	4,023	0	4,023
Texas	0	5,156	0	5,156
Virginia	0	2,980	0	2,980
Washington	0	1,409	0	1,409
West Virginia	0	1,021	0	1,021
U.S. Government Agencies	0	223,109	0	223,109
U.S. Treasury Obligations	0	687,197	0	687,197
Non-Agency Mortgage-Backed Securities	0	13,944	0	13,944
Asset-Backed Securities	0	46,814	2,445	49,259
Sovereign Issues	0	64,358	0	64,358
Warrants
Utilities	12	0	0	12
Preferred Securities
Banking & Finance	1,924	5,311	0	7,235
Utilities	9,952	0	0	9,952
Short-Term Instruments
Repurchase Agreements	0	4,193	0	4,193
Argentina Treasury Bills	0	6,393	0	6,393
	$11,888	$3,487,523	$57,190	$3,556,601

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,048	$0	$0	$29,048

Total Investments	$40,936	$3,487,523	$57,190	$3,585,649
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	831	1,466	0	2,297
Over the counter	0	13,631	0	13,631
	$831	$15,097	$0	$15,928
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(117)	(1,024)	0	(1,141)
Over the counter	0	(15,231)	0	(15,231)
	$(117)	$(16,255)	$0	$(16,372)

Total Financial Derivative Instruments	$714	$(1,158)	$0	$(444)

Totals	$41,650	$3,486,365	$57,190	$3,585,205

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$61,532	$10,534	$(13,633)	$4	$65	$(350)	$0	$(12,381)	$45,771	$(311)
Corporate Bonds & Notes
Banking & Finance	13,752	0	(6,300)	7	27	(702)	0	0	6,784	(807)
Industrials	1,542	0	(50)	0	0	21	677	0	2,190	20
Asset-Backed Securities	8,946	0	(1,193)	(7)	(5)	(138)	2,867	(8,025)	2,445	(47)

Totals	$85,772	$10,534	$(21,176)	$4	$87	$(1,169)	$3,544	$(20,406)	$57,190	$(1,145)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)(% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$40,796	Proxy Pricing	Base Price	96.125 - 99.875
	4,975	Third Party Vendor	Broker Quote	99.500
Corporate Bonds & Notes
Banking & Finance	6,784	Reference Instrument	OAS Spread	625.508 bps
Industrials	1,513	Proxy Pricing	Base Price	106.000
	677	Third Party Vendor	Broker Quote	103.242
Asset-Backed Securities	2,445	Third Party Vendor	Broker Quote	98.000

Total	$57,190

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Real Return Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.9% ¤
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$101
Bank of America Corp.
5.875% due 03/15/2028 •(f)		160	146
Barclays PLC
6.500% due 09/15/2019 •(f)	EUR	300	336
8.000% due 12/15/2020 •(f)		220	268
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)		200	235
Deutsche Bank AG
3.895% (US0003M + 1.450%) due 01/18/2019 ~		$100	100
4.250% due 10/14/2021		1,000	978
Emerald Bay S.A.
0.000% due 10/08/2020 (c)	EUR	492	531
International Lease Finance Corp.
6.250% due 05/15/2019		$100	101
8.250% due 12/15/2020		1,000	1,076
John Deere Capital Corp.
3.114% (US0003M + 0.290%) due 06/22/2020 ~		200	200
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	49	8
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$200	198
7.000% due 06/27/2019 •(f)	GBP	200	256
Macquarie Bank Ltd.
2.758% (US0003M + 0.350%) due 04/04/2019 ~		$100	100
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		100	99
Navient Corp.
4.875% due 06/17/2019		138	138
8.000% due 03/25/2020		300	306
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		114	18
Realkredit Danmark A/S
2.500% due 07/01/2047		98	16
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$300	287
4.519% due 06/25/2024 •		200	196
UBS AG
3.347% due 06/08/2020 •		700	700
UniCredit SpA
7.830% due 12/04/2023		1,300	1,361

			7,755

INDUSTRIALS 3.9%
Allergan Funding SCS
3.000% due 03/12/2020		100	100
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,030
BAT Capital Corp.
3.204% due 08/14/2020 •		200	198
Daimler Finance North America LLC
2.250% due 09/03/2019		500	497
Dell International LLC
3.480% due 06/01/2019		800	798
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.750% due 01/30/2023		200	192
EMC Corp.
2.650% due 06/01/2020		600	576
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		300	299
Hyundai Capital America
3.601% due 09/18/2020 •		1,200	1,195
Mylan NV
3.750% due 12/15/2020		700	700

Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		300	303
Telefonica Emisiones S.A.
5.877% due 07/15/2019		400	405
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		90	89
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	693
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,288
3.375% due 11/30/2021		200	198

			8,761

UTILITIES 1.6%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		600	598
3.488% (US0003M + 0.750%) due 06/01/2021 ~		400	398
5.150% due 02/15/2050		200	186
5.300% due 08/15/2058		100	93
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		100	99
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		470	470
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	991
6.250% due 12/14/2026	GBP	100	132
7.375% due 01/17/2027		$400	412
8.750% due 05/23/2026		100	112
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		100	98
Sprint Communications, Inc.
7.000% due 03/01/2020		100	103

			3,692

Total Corporate Bonds & Notes (Cost $20,522)			20,208

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049		25,810	25,838
4.000% due 02/01/2049		12,500	12,737
Freddie Mac
2.686% due 10/25/2029 •		199	198
2.786% due 09/25/2031 •		31	30
6.002% due 05/15/2035 •		32	35

Total U.S. Government Agencies (Cost $38,375)			38,838

U.S. TREASURY OBLIGATIONS 126.8%
U.S. Treasury Bonds
3.000% due 08/15/2048 (h)		6,000	5,984
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020		1,231	1,204
0.125% due 04/15/2021		1,067	1,038
0.125% due 04/15/2022 (j)		12,800	12,388
0.125% due 01/15/2023		657	635
0.375% due 07/15/2025 (l)		107	103
0.625% due 04/15/2023		845	831
0.625% due 01/15/2026 (l)		511	498
0.625% due 02/15/2043		4,488	3,944
0.750% due 07/15/2028		705	691
0.750% due 02/15/2042		22,596	20,556
0.875% due 02/15/2047		14,045	12,924
1.000% due 02/15/2046		14,173	13,471
1.000% due 02/15/2048 (h)		46,177	43,860
1.375% due 02/15/2044		18,859	19,517
2.125% due 02/15/2040 (h)		23,412	27,581
2.125% due 02/15/2041 (h)		36,710	43,453
2.500% due 01/15/2029 (h)		35,250	40,158
3.375% due 04/15/2032 (j)		2,670	3,430
3.875% due 04/15/2029 (h)		28,661	36,518

Total U.S. Treasury Obligations (Cost $301,745)			288,784

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust
3.915% due 01/25/2036 ^~		110	104
Alliance Bancorp Trust
2.746% due 07/25/2037 •		224	198
Banc of America Funding Trust
3.945% due 03/20/2036 ~		191	184
Banc of America Mortgage Trust
4.521% due 11/25/2035 ^~		17	17

Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~	21	19
4.176% due 07/25/2036 ^~	39	36
Citigroup Mortgage Loan Trust
3.925% due 03/25/2037 ^~	377	368
4.490% due 05/25/2035 •	30	30
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	27	27
4.179% due 12/25/2035 ^~	286	211
Countrywide Alternative Loan Trust
3.157% due 12/25/2035 •	236	209
3.888% due 02/25/2037 ^~	149	145
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^	40	31
GMAC Mortgage Corp. Loan Trust
4.278% due 11/19/2035 ~	184	175
Merrill Lynch Mortgage Investors Trust
3.166% due 09/25/2029 •	182	179
Residential Accredit Loans, Inc. Trust
2.686% due 06/25/2046 •	184	74
Residential Asset Securitization Trust
2.906% due 05/25/2035 •	286	245
2.956% due 12/25/2036 ^•	370	111
5.000% due 08/25/2019	17	17
5.750% due 03/25/2037 ^	131	80
6.250% due 10/25/2036 ^	210	208
Structured Adjustable Rate Mortgage Loan Trust
4.198% due 07/25/2035 ^~	114	106
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •	15	14
Thornburg Mortgage Securities Trust
3.246% due 09/25/2044 •	173	170
Wachovia Mortgage Loan Trust LLC
4.677% due 10/20/2035 ~	120	111
WaMu Mortgage Pass-Through Certificates Trust
2.776% due 12/25/2045 •	95	95
3.765% due 08/25/2036 ^~	68	64
4.331% due 09/25/2033 ~	57	59
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	19	16
Wells Fargo Mortgage-Backed Securities Trust
4.766% due 07/25/2034 ~	89	91

Total Non-Agency Mortgage-Backed Securities (Cost $3,382)		3,394

ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	32	16
Apidos CLO
3.430% due 01/19/2025 •	37	37
Argent Mortgage Loan Trust
2.986% due 05/25/2035 •	67	64
Citigroup Mortgage Loan Trust
2.736% due 12/25/2036 •	103	72
Citigroup Mortgage Loan Trust, Inc.
2.836% due 10/25/2036 •	300	284
Countrywide Asset-Backed Certificates
2.646% due 05/25/2035 •	38	36
2.646% due 07/25/2037 •	25	23
2.696% due 11/25/2037 •	629	598
2.756% due 03/25/2037 •	200	188
Credit-Based Asset Servicing & Securitization LLC
2.726% due 07/25/2037 •	761	497
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •	23	14
Crown Point CLO Ltd.
3.389% due 07/17/2028 •	600	598
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •	200	199
Figueroa CLO Ltd.
3.642% due 06/20/2027 •	400	397
First Franklin Mortgage Loan Trust
2.976% due 11/25/2036 •	500	440
Fremont Home Loan Trust
2.641% due 10/25/2036 •	72	67
GSAMP Trust
3.481% due 03/25/2035 ^•	398	346
Home Equity Asset Trust
3.361% due 08/25/2034 •	31	31
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •	126	101
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •	250	249
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •	119	52

Jamestown CLO Ltd.
3.306% due 01/15/2028 •		300	296
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		250	249
Lehman XS Trust
5.012% due 06/25/2036 Ø		77	70
Long Beach Mortgage Loan Trust
2.626% due 08/25/2036 •		117	62
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		400	395
MASTR Specialized Loan Trust
3.706% due 07/25/2035 •		1,417	1,348
Monarch Grove CLO
3.370% due 01/25/2028 •		400	396
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 10/25/2036 •		137	130
Morgan Stanley Mortgage Loan Trust
4.135% due 11/25/2036 ^•		787	380
Navient Student Loan Trust
3.656% due 03/25/2066 •		452	454
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		290	286
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •		470	253
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		134	129
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		500	498
Soundview Home Loan Trust
2.566% due 11/25/2036 •		326	139
2.706% due 06/25/2037 •		510	379
2.786% due 05/25/2036 •		200	193
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		570	569
Symphony CLO Ltd.
3.466% due 10/15/2025 •		653	648
Telos CLO Ltd.
3.399% due 04/17/2028 •		300	299
Venture CLO Ltd.
3.507% due 02/28/2026 •		640	637
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		145	144
WhiteHorse Ltd.
3.379% due 04/17/2027 •		300	299

Total Asset-Backed Securities (Cost $12,900)			12,562

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
5.875% due 01/11/2028		230	166
6.875% due 01/26/2027		580	444
41.328% (BADLARPP) due 10/04/2022 ~	ARS	100	4
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		2,116	54
59.257% (ARLLMONP) due 06/21/2020 ~(a)		11,164	319
Australia Government International Bond
1.250% due 02/21/2022	AUD	637	458
3.000% due 09/20/2025		1,230	1,225
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (c)	BRL	750	191
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	763	716
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	223	311
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020		100	117
2.350% due 09/15/2024 (e)		743	899
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	60,484	569
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	7,450	399
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	430	305
2.500% due 09/20/2035		1,365	1,040
Peru Government International Bond
5.940% due 02/12/2029	PEN	700	212
Qatar Government International Bond
3.875% due 04/23/2023		$300	304
5.103% due 04/23/2048		200	210
United Kingdom Gilt
0.125% due 03/22/2046 (e)	GBP	100	200
0.125% due 08/10/2048 (e)		93	192
0.125% due 11/22/2065 (e)		342	908
1.750% due 09/07/2037		350	447
4.250% due 12/07/2027		200	322

Total Sovereign Issues (Cost $11,058)			10,012

SHORT-TERM INSTRUMENTS 3.8%
COMMERCIAL PAPER 1.4%
Bank of Montreal
2.068% due 01/04/2019	CAD	400	293
C.I.B.C.
2.060% due 01/03/2019		1,100	805
Royal Bank of Canada
2.055% due 01/02/2019		2,000	1,465
Toronto-Dominion Bank
2.063% due 01/03/2019		800	586

			3,149

REPURCHASE AGREEMENTS (g) 0.3%			601

ARGENTINA TREASURY BILLS 0.1%
(7.731)% due 01/31/2019 - 04/30/2019 (b)(c)	ARS	5,540	164

JAPAN TREASURY BILLS 2.0%
(0.321)% due 02/04/2019 (c)(d)	JPY	510,000	4,654

Total Short-Term Instruments (Cost $8,582)			8,568

Total Investments in Securities (Cost $396,564)			382,366

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		171,879	1,699

Total Short-Term Instruments (Cost $1,699)			1,699

Total Investments in Affiliates (Cost $1,699)			1,699

Total Investments 168.6% (Cost $398,263)			$384,065

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(1,770))			(148)
Other Assets and Liabilities, net (68.5)%			(156,089)

Net Assets 100.0%			$227,828

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$601	U.S. Treasury Notes 2.875% due 09/30/2023	$(618)	$601	$601

Total Repurchase Agreements						$(618)	$601	$601

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	2.480%	10/29/2018	01/25/2019	$(24,438)	$(24,547)
GRE	2.460	10/19/2018	01/22/2019	(16,600)	(16,685)
	2.540	11/13/2018	02/13/2019	(10,640)	(10,677)
	2.540	11/14/2018	02/14/2019	(24,003)	(24,086)
RCY	2.570	11/16/2018	01/16/2019	(32,505)	(32,614)
	2.660	12/14/2018	01/14/2019	(6,457)	(6,466)
SGY	2.500	12/12/2018	01/14/2019	(5,925)	(5,934)

Total Reverse Repurchase Agreements					$(121,009)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Fannie Mae, TBA	3.000%	01/01/2049	$2,900	$(2,756)	$(2,830)

Total Short Sales (1.2)%				$(2,756)	$(2,830)

(h)	Securities with an aggregate market value of $121,991 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(132,235) at a weighted average interest rate of 2.095%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.000	02/22/2019	53	$53	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	106.500	02/22/2019	261	261	2	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	27	27	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	18	18	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	169.000	02/22/2019	34	34	0	1
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	170.000	02/22/2019	5	5	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	174.000	02/22/2019	80	80	1	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.500	02/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.750	02/22/2019	136	136	1	2
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	339	339	3	5
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.250	02/22/2019	18	18	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	121.000	02/22/2019	69	69	1	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	195.000	02/22/2019	1	1	0	0

Total Purchased Options					$9	$9

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	4	$4	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	7	7	(3)	(2)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	9	9	(4)	(4)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	6	6	(4)	(1)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	4	4	(3)	(3)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	18	18	(6)	(20)

Total Written Options					$(22)	$(32)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	137	$33,330	$73	$2	$0
Euro-Bund 10-Year Bond March Futures	03/2019	28	5,247	62	0	(6)
U.S. Treasury 10-Year Note March Futures	03/2019	420	51,247	1,225	164	0

				$1,360	$166	$(6)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	137	$(33,395)	$(152)	$0	$(8)
Australia Government 3-Year Note March Futures	03/2019	7	(553)	(3)	0	(1)
Australia Government 10-Year Bond March Futures	03/2019	6	(561)	(6)	0	(3)
Euro-BTP Italy Government Bond March Futures	03/2019	25	(3,661)	(109)	0	(2)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	44	(7,602)	(47)	10	0
Japan Government 10-Year Bond March Futures	03/2019	2	(2,782)	(13)	1	(3)
U.S. Treasury 5-Year Note March Futures	03/2019	545	(62,505)	(1,024)	0	(136)
U.S. Treasury 10-Year Ultra March Futures	03/2019	240	(31,219)	(1,001)	0	(112)
U.S. Treasury 30-Year Bond March Futures	03/2019	123	(17,958)	(795)	0	(58)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	1	(161)	(8)	0	(1)

				$(3,158)	$11	$(324)

Total Futures Contracts				$(1,798)	$177	$(330)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	100	$1	$0	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		$100	(5)	1	(4)	0	0

							$(4)	$1	$(3)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$3,500	$(250)	$173	$(77)	$0	$(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(24)	(2)	(26)	0	(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(110)	51	(59)	0	(7)

						$(384)	$222	$(162)	$0	$(15)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,020	$3	$109	$112	$0	$(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		100	0	2	2	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	3	6	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	1	1	0	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(54)	(50)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$8,280	155	(36)	119	0	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	(53)	23	10	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	(15)	(6)	3	0
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,250	(4)	85	81	0	(6)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	13	163	0	(16)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	36	125	0	(27)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		5,690	(17)	(47)	(64)	0	(12)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	07/18/2028		190	2	(3)	(1)	0	(1)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		5,300	0	(59)	(59)	0	(11)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		1,240	124	59	183	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		240	29	(11)	18	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,100	66	(97)	(31)	0	(7)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021	GBP	7,450	49	(14)	35	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		5,640	91	(129)	(38)	0	(27)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,900	(64)	(127)	(191)	0	(33)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(8)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	(7)	(8)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		320,000	(17)	(58)	(75)	0	(2)
Pay	28-Day MXN-TIIE	9.182	Lunar	11/28/2028	MXN	8,400	0	11	11	2	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	560	0	11	11	1	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		100	0	2	2	0	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		670	0	22	22	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(11)	(12)	0	(1)
Receive	CPTFEMU	1.796	Maturity	11/15/2038		360	0	14	14	1	0
Receive	CPTFEMU	1.808	Maturity	11/15/2038		200	0	8	8	1	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	17	18	2	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		100	0	6	6	1	0
Receive	CPTFEMU	1.950	Maturity	11/15/2048		190	1	10	11	1	0
Receive	CPURNSA	2.070	Maturity	10/04/2019		$5,500	0	13	13	0	(3)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	4	(13)	(9)	0	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	(14)	(9)	0	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	(21)	34	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	(8)	10	0	0
Pay	CPURNSA	2.220	Maturity	04/13/2023		2,040	0	(45)	(45)	0	(1)
Pay	CPURNSA	2.263	Maturity	05/09/2023		400	0	(10)	(10)	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		610	0	(16)	(16)	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	48	(47)	2	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	18	(12)	1	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		400	0	16	16	1	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		600	0	24	24	1	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		610	0	25	25	1	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		1,300	0	52	52	2	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		15,300	(3)	638	635	25	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	120	0	(1)	(1)	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		50	0	(1)	(1)	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		550	0	(8)	(8)	0	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		810	0	16	16	1	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		290	0	12	12	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,440	0	60	60	4	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		200	0	9	9	1	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		1,410	0	61	61	4	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		230	1	18	19	1	0
Receive	UKRPI	3.513	Maturity	09/15/2028	GBP	500	0	(2)	(2)	4	0
Receive	UKRPI	3.595	Maturity	11/15/2028		220	0	2	2	2	0
Receive	UKRPI	3.603	Maturity	11/15/2028		420	0	4	4	3	0
Receive	UKRPI	3.633	Maturity	12/15/2028		400	0	6	6	3	0
Receive	UKRPI	3.695	Maturity	12/15/2028		80	0	2	2	1	0
Receive	UKRPI	3.470	Maturity	09/15/2032		640	(3)	(9)	(12)	7	0
Receive	UKRPI	3.500	Maturity	09/15/2033		30	0	(1)	(1)	0	0
Receive	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	109	(122)	71	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(12)	(14)	0	(7)
Pay	UKRPI	3.428	Maturity	03/15/2047		980	75	(21)	54	0	(28)

							$541	$631	$1,172	$160	$(197)

Total Swap Agreements							$153	$854	$1,007	$160	$(212)

(j)

Securities with an aggregate market value of $1,156 and cash of $1,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	5,781	$	142	$0	$(9)
	01/2019	EUR	4,464		5,096	0	(22)
BPS	01/2019	BRL	8,846		2,386	104	0
	01/2019	$	2,280	BRL	8,846	3	(1)
CBK	01/2019	AUD	4,234	$	3,102	119	0
	01/2019	BRL	3,052		799	12	(1)
	01/2019	CAD	2,306		1,753	63	0
	01/2019	NZD	1,836		1,272	39	0
	01/2019	$	788	BRL	3,052	0	0
	02/2019	JPY	255,000	$	2,261	0	(71)
	02/2019	$	602	COP	1,923,177	0	(11)
DUB	01/2019	BRL	773	$	200	0	0
	01/2019	$	200	BRL	773	0	0
	02/2019	BRL	773	$	199	0	0
	03/2019	$	385	IDR	5,661,240	4	0
FBF	04/2019	CNH	4,136	$	589	0	(13)
GLM	01/2019	BRL	3,524		909	0	0
	01/2019	CAD	400		302	9	0
	01/2019	GBP	2,787		3,559	9	(4)
	01/2019	$	912	BRL	3,524	0	(3)
	01/2019		830	EUR	729	6	0
	04/2019	BRL	750	$	192	0	0
HUS	01/2019	MXN	3,693		194	7	0
	02/2019	JPY	255,000		2,270	0	(62)
IND	01/2019	$	823	JPY	93,300	29	0
JPM	01/2019	BRL	10,535	$	2,835	117	0
	01/2019	JPY	7,600		67	0	(2)
	01/2019	$	107	ARS	4,142	2	0
	01/2019		2,700	BRL	10,535	18	0
	04/2019		585	CNH	4,037	3	0
MSB	01/2019	BRL	7,751	$	1,998	1	(2)
	01/2019	$	2,017	BRL	7,751	9	(26)
	02/2019		188		739	2	0
MYI	01/2019	CAD	800	$	604	18	0
SCX	01/2019	BRL	4,174		1,121	44	0
	01/2019	CAD	3,100		2,349	78	0
	01/2019	$	1,069	BRL	4,174	8	0
SOG	01/2019		518	RUB	34,320	0	(27)

Total Forward Foreign Currency Contracts						$704	$(254)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Buy	2.000%	02/20/2019	$16,000	$2	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	$71.000	02/06/2019	$12,000	$0	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 02/01/2049	108.500	02/06/2019	1,100	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	72.000	01/07/2019	5,710	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	72.500	02/06/2019	17,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	100	0	0

					$1	$0

Total Purchased Options					$3	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$600	$(1)	$(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		900	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		600	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		800	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		300	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		600	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		900	(1)	(2)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		500	(1)	(1)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		500	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		300	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		500	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		2,200	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		400	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		300	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		600	(1)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,000	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		300	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		600	(1)	(1)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	200	0	0
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$500	(1)	(1)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		500	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		600	(1)	(1)

							$(23)	$(28)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Put - OTC EUR versus USD	$1.100	02/13/2019	EUR	831	$(5)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(34)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(13)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(13)
							$(1,858)	$(60)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	$21,400	$(16)	$(10)

Total Written Options						$(1,902)	$(99)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.227%	$1,000	$(17)	$19	$2	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	3,480	$0	$1	$1	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	0	0	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		1,830	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	(1)	0	(1)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$900	6	(99)	0	(93)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(180)	0	(180)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,430	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	0	0	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,130	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	0	0	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		1,760	0	1	1	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	(1)	(1)	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$300	0	(5)	0	(5)

								$6	$(279)	$6	$(279)

Total Swap Agreements								$(11)	$(260)	$8	$(279)

(l)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,755	$0	$7,755
Industrials	0	8,761	0	8,761
Utilities	0	3,692	0	3,692
U.S. Government Agencies	0	38,838	0	38,838
U.S. Treasury Obligations	0	288,784	0	288,784
Non-Agency Mortgage-Backed Securities	0	3,394	0	3,394
Asset-Backed Securities	0	12,562	0	12,562
Sovereign Issues	0	10,012	0	10,012
Short-Term Instruments
Commercial Paper	0	3,149	0	3,149
Repurchase Agreements	0	601	0	601
Argentina Treasury Bills	0	164	0	164
Japan Treasury Bills	0	4,654	0	4,654
	$0	$382,366	$0	$382,366

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,699	$0	$0	$1,699

Total Investments	$1,699	$382,366	$0	$384,065

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,830)	$0	$(2,830)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	177	169	0	346
Over the counter	0	712	0	712
	$177	$881	$0	$1,058

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(339)	(235)	0	(574)
Over the counter	0	(632)	0	(632)
	$(339)	$(867)	$0	$(1,206)

Total Financial Derivative Instruments	$(162)	$14	$0	$(148)

Totals	$1,537	$379,550	$0	$381,087

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.8% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
3.757% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$5,986

INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,705	1,571
3.100% due 04/07/2030	1,705	1,578
Vessel Management Services, Inc.
3.432% due 08/15/2036	4,942	4,831

		7,980

UTILITIES 0.2%
BellSouth LLC
4.333% due 04/26/2021	2,000	2,006

Total Corporate Bonds & Notes (Cost $16,360)		15,972

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	9,217
2.375% due 07/25/2037 •	169	166
2.500% due 11/01/2046	296	279
2.655% due 03/18/2031 •	2	2
2.790% due 04/01/2030	2,127	2,003
2.956% due 10/25/2030 •	2	2
3.253% due 06/01/2043 - 03/01/2044 •	338	336
3.406% due 04/25/2032 •	20	20
3.500% due 06/25/2044	2,792	2,792
3.556% due 03/25/2022 •	11	11
3.843% due 10/01/2024 •	21	21
3.891% due 04/01/2028 •	14	14
4.000% due 09/25/2044 - 10/25/2044	14,237	14,775
4.101% due 12/01/2027 •	22	23
4.156% due 11/01/2023 •	7	7
4.250% due 04/25/2037	528	552
4.327% due 07/01/2035 •	46	48
4.500% due 10/25/2023 - 06/25/2025	1,686	1,726
4.609% due 11/01/2034 •	43	45
4.615% due 02/01/2028 •	3	3
4.815% due 05/01/2025 •	3	3
5.000% due 10/01/2024 •	1	1
5.625% due 04/17/2028	200	240
6.000% due 05/17/2027	194	206
6.500% due 02/01/2022 - 08/01/2037	884	970
6.750% due 06/25/2032	1,237	1,400
6.900% due 05/25/2023	24	26
6.950% due 07/25/2020	1	1
7.000% due 12/25/2022 - 03/01/2038	1,131	1,211
7.800% due 10/25/2022	3	3
9.000% due 06/01/2027 - 11/01/2030	12	13
Fannie Mae, TBA
4.000% due 01/01/2049 - 02/01/2049	21,000	21,403
5.500% due 01/01/2049	3,400	3,601
Federal Farm Credit Bank
5.125% due 07/09/2029	675	797
5.750% due 12/07/2028	500	614
Federal Housing Administration
6.896% due 07/01/2020	57	57
7.430% due 10/01/2022 - 01/01/2024	14	14
Freddie Mac
2.855% due 01/15/2033 •	41	41
2.880% due 10/25/2023 •	16	17
2.955% due 04/15/2029 - 12/15/2032 •	36	36
3.005% due 06/15/2031 •	16	16
3.357% due 10/25/2044 •	2,048	2,062
3.455% due 09/15/2021 •	10	10
3.500% due 05/15/2042	5,490	5,482
3.557% due 07/25/2044 •	526	546

3.650% due 02/25/2028 ~	200	205
3.875% due 05/01/2022 •	1	1
4.000% due 07/15/2042	4,411	4,747
4.000% due 12/15/2042 •	4,716	4,075
4.006% due 10/01/2026 •	12	12
4.075% due 09/01/2027 •	15	15
4.130% due 06/01/2022 •	1	1
4.270% due 01/01/2028 •	18	18
4.500% due 02/15/2035 - 07/15/2035	2,717	2,820
4.646% due 01/01/2028 •	10	10
5.500% due 06/15/2035	7,349	8,623
6.000% due 05/15/2028 - 09/15/2029	33	35
6.250% due 09/15/2023	301	314
6.500% due 08/01/2022 - 10/25/2043	319	343
7.000% due 07/15/2022 - 01/15/2024	62	66
Ginnie Mae
3.125% due (H15T1Y + 1.500%) 12/20/2020 - 10/20/2026 ~	21	21
3.125% due 10/20/2026 - 11/20/2027 •	46	47
3.375% due (H15T1Y + 1.500%) 03/20/2023 - 03/20/2026 ~	13	13
3.375% due 01/20/2027 - 01/20/2028 •	61	63
3.420% due 03/20/2031 •	95	95
3.500% due (H15T1Y + 1.500%) 03/20/2021 - 03/20/2025 ~	5	5
3.625% due (H15T1Y + 1.500%) 04/20/2022 - 06/20/2026 ~	62	64
3.625% due 04/20/2027 - 05/20/2032 •	178	181
3.750% due (H15T1Y + 1.500%) 08/20/2021 - 09/20/2026 ~	55	56
4.000% due 08/20/2044 - 09/20/2044	29,222	30,556
6.000% due 08/20/2033	1,631	1,779
6.500% due 08/20/2034 - 09/20/2034	11	13
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,244	33,183
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	9,150
Small Business Administration
5.240% due 08/01/2023	363	376
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	5,007

Total U.S. Government Agencies (Cost $163,544)		172,706

U.S. TREASURY OBLIGATIONS 69.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	36,580	33,225
2.500% due 05/15/2046	17,200	15,546
2.750% due 08/15/2042	3,500	3,358
2.750% due 11/15/2042	24,500	23,478
2.875% due 05/15/2043	80,220	78,488
3.000% due 05/15/2042	35,070	35,186
3.000% due 11/15/2044	37,130	37,152
3.000% due 05/15/2045	91,200	91,219
3.000% due 11/15/2045	680	680
3.125% due 11/15/2041	7,400	7,593
3.125% due 02/15/2043	95,625	97,754
3.375% due 05/15/2044	101,520	108,349
3.625% due 08/15/2043	73,900	81,966
3.625% due 02/15/2044	70,700	78,476
4.250% due 11/15/2040	1,300	1,574
4.375% due 05/15/2040	41,800	51,409
4.625% due 02/15/2040	5,160	6,552
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	2,600	2,516
0.500% due 01/15/2028	11,862	11,328
0.750% due 07/15/2028	6,448	6,316
0.750% due 02/15/2045	1,396	1,252
1.000% due 02/15/2048	5,128	4,870
1.375% due 02/15/2044	1,053	1,089
1.750% due 01/15/2028	19,776	21,017
2.500% due 01/15/2029	10,554	12,023
U.S. Treasury Notes
1.750% due 04/30/2022 (e)(g)	4,000	3,908
1.750% due 01/31/2023 (e)	49,450	48,032
2.000% due 10/31/2021 (e)(g)	3,100	3,061
2.000% due 11/30/2022 (e)	14,700	14,437
2.125% due 02/29/2024 (g)	1,017	998
2.250% due 02/15/2027	14,200	13,803
2.250% due 08/15/2027	3,000	2,906
2.750% due 06/30/2025	2,000	2,021
2.875% due 05/31/2025	53,200	54,144

Total U.S. Treasury Obligations (Cost $960,620)		955,726

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046 ~	9,800	9,831
Bear Stearns Adjustable Rate Mortgage Trust
4.035% due 02/25/2033 ~	6	5

4.319% due 04/25/2033 ~	22	22
4.368% due 02/25/2034 ~	126	129
4.835% due 01/25/2034 ~	51	52
Bear Stearns ALT-A Trust
4.209% due 09/25/2035 ^~	373	310
Bear Stearns Mortgage Securities, Inc.
4.256% due 06/25/2030 ~	1	1
BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,391
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,707
3.815% due 04/10/2033 ~	2,600	2,562
Countrywide Alternative Loan Trust
2.686% due 05/25/2047 •	477	463
2.716% due 05/25/2035 •	430	407
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •	87	81
3.146% due 03/25/2035 •	608	547
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	45	47
6.500% due 04/25/2033	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	102	102
Credit Suisse Mortgage Capital Certificates
2.485% due 11/27/2036 •	3,536	3,532
Credit Suisse Mortgage Capital LLC
3.953% due 09/15/2037	10,000	10,134
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,406
HarborView Mortgage Loan Trust
2.710% due 03/19/2036 ^•	423	390
2.910% due 05/19/2035 •	352	342
4.463% due 07/19/2035 ^~	122	110
Impac CMB Trust
3.006% due 10/25/2035 •	1,779	1,717
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	4,400	4,330
3.217% due 07/15/2034 •	3,100	3,071
JPMorgan Mortgage Trust
4.327% due 07/25/2035 ~	157	163
Morgan Stanley Capital Trust
4.418% due 07/11/2040	2,800	2,944
Motel 6 Trust
3.375% due 08/15/2034 •	5,359	5,276
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.961% due 10/25/2035 ~	1,423	1,405
Residential Accredit Loans, Inc. Trust
2.915% due 08/25/2035 •	339	301
6.000% due 06/25/2036 ^	856	776
Sequoia Mortgage Trust
2.820% due 07/20/2033 •	218	210
3.170% due 10/19/2026 •	9	9
3.230% due 10/20/2027 •	4	4
Structured Adjustable Rate Mortgage Loan Trust
2.726% due 05/25/2037 •	941	935
Structured Asset Mortgage Investments Trust
2.726% due 05/25/2036 •	143	129
3.130% due 09/19/2032 •	7	7
3.310% due 10/19/2033 •	81	76
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 08/25/2046 •	300	292
2.766% due 11/25/2045 •	28	28
2.816% due 01/25/2045 •	430	430
2.863% due 12/25/2046 •	497	489
3.157% due 02/25/2046 •	774	770
3.557% due 06/25/2042 •	16	15
3.557% due 08/25/2042 •	13	13
Wells Fargo Mortgage-Backed Securities Trust
4.607% due 03/25/2036 ~	378	383
Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,582

Total Non-Agency Mortgage-Backed Securities (Cost $69,234)		67,928

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
3.166% due 10/25/2032 •	36	36
3.506% due 11/25/2042 •	311	311
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	20	20
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •	14	8
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •	984	983

LA Arena Funding LLC
7.656% due 12/15/2026	15	17
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •	193	193
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024	6,200	6,215
SLM Student Loan Trust
3.090% due 10/25/2029 •	900	904
Soundview Home Loan Trust
2.566% due 11/25/2036 •	163	70
Specialty Underwriting & Residential Finance Trust
3.306% due 10/25/2035 •	1,501	1,464
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •	99	48

Total Asset-Backed Securities (Cost $10,359)		10,269

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (c) 6.6%		90,158

Total Short-Term Instruments (Cost $90,158)		90,158

Total Investments in Securities (Cost $1,310,275)		1,312,759

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	4,476,820	44,419
PIMCO Short-Term Floating NAV Portfolio III	25,599	253

Total Short-Term Instruments (Cost $45,109)		44,672

Total Investments in Affiliates (Cost $45,109)		44,672

Total Investments 99.1% (Cost $1,355,384)		$1,357,431
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $8,708)		377
Other Assets and Liabilities, net 0.9%		12,127

Net Assets 100.0%		$1,369,935

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	5.500%	12/31/2018	01/02/2019	$9,500	U.S. Treasury Bonds 2.875% due 11/15/2046	$(9,737)	$9,500	$9,503
BSN	3.100	12/31/2018	01/02/2019	78,200	U.S. Treasury Notes 2.500% due 05/15/2024	(79,995)	78,200	78,214
FICC	2.000	12/31/2018	01/02/2019	2,458	U.S. Treasury Notes 2.875% due 09/30/2023	(2,511)	2,458	2,458

Total Repurchase Agreements						$(92,243)	$90,158	$90,175

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.7)%
Fannie Mae, TBA	3.000%	01/01/2049	$14,700	$(14,015)	$(14,346)
Fannie Mae, TBA	3.500	02/01/2049	13,500	(13,407)	(13,494)
Fannie Mae, TBA	4.500	01/01/2049	11,600	(11,980)	(12,019)
Fannie Mae, TBA	4.500	02/01/2049	24,200	(24,975)	(25,052)

Total Short Sales (4.7)%				$(64,377)	$(64,911)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(218,584) at a weighted average interest rate of 1.998%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$110.500	02/22/2019	35	$35	$0	$0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	134.000	02/22/2019	37	37	1	0

Total Purchased Options					$1	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$119.000	01/25/2019	45	$45	$(11)	$(2)
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	119.500	01/25/2019	169	169	(37)	(6)
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	120.500	01/25/2019	56	56	(17)	(6)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	121.000	01/25/2019	45	45	(11)	(49)
Put - CBOT U.S. Treasury 10-Year Note February 2019 Futures	121.000	01/25/2019	26	26	(4)	(4)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	121.500	01/25/2019	106	106	(27)	(77)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.000	01/25/2019	119	119	(34)	(55)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	123.000	01/25/2019	26	26	(5)	(5)

Total Written Options					$(146)	$(204)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	796	$193,657	$588	$10	$0
U.S. Treasury 5-Year Note March Futures	03/2019	977	112,050	1,834	244	0
U.S. Treasury 30-Year Bond March Futures	03/2019	596	87,016	4,003	280	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	3,503	562,779	26,412	2,080	0

				$32,837	$2,614	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	796	$(194,035)	$(1,233)	$0	$(50)
U.S. Treasury 2-Year Note March Futures	03/2019	623	(132,271)	(915)	0	(87)
U.S. Treasury 10-Year Note March Futures	03/2019	66	(8,053)	(209)	0	(26)
U.S. Treasury 10-Year Ultra March Futures	03/2019	1,591	(206,954)	(6,639)	0	(746)

				$(8,996)	$0	$(909)

Total Futures Contracts				$23,841	$2,614	$(909)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545%	Annual	12/20/2047	$4,500	$11	$(22)	$(11)	$0	$(12)
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019	339,200	263	615	878	0	(43)
Pay (1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	835,200	(360)	903	543	183	0
Receive (1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	835,200	427	(1,716)	(1,289)	0	(360)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	58	90	148	0	(15)
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	3,300	0	79	79	13	0
Pay	3-Month USD-LIBOR	3.210	Semi-Annual	11/15/2028	3,400	(10)	158	148	14	0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	15,000	(41)	706	665	61	0
Receive (1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	31,000	(158)	(306)	(464)	0	(45)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	50,800	2,209	2,449	4,658	0	(279)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,200	149	(98)	51	0	(12)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	53,000	5,181	(1,195)	3,986	0	(292)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	12,000	764	(1,107)	(343)	0	(71)
Receive	CPURNSA	2.137	Maturity	01/15/2029	11,600	0	186	186	27	0

Total Swap Agreements						$8,493	$742	$9,235	$298	$(1,129)

(e)

Securities with an aggregate market value of $19,082 and cash of $730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400%	05/16/2019	$61,400	$783	$73
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	11/07/2019	34,300	800	357
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	6,700	125	11
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	07/31/2019	2,200	41	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	3,200	68	27
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250	01/31/2019	152,800	458	2,167
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	181,100	474	1,216
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	10,600	231	43

Total Purchased Options							$2,980	$3,906

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	0

						$(217)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	11/07/2019	$144,500	$(807)	$(179)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	05/16/2019	61,400	(279)	(17)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	29,700	(125)	(4)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.510	07/31/2019	9,100	(41)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	11/07/2019	12,900	(67)	(15)
MYC	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.000	01/31/2019	152,800	(168)	(1,460)
	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	3.125	01/31/2019	152,800	(290)	(1,813)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.710	09/16/2019	43,650	(230)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	36,700	(396)	(686)

							$(2,403)	$(4,199)

Total Written Options							$(2,620)	$(4,199)

(g)

Securities with an aggregate market value of $309 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	The underlying instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,986	$0	$5,986
Industrials	0	7,980	0	7,980
Utilities	0	2,006	0	2,006
U.S. Government Agencies	0	172,706	0	172,706
U.S. Treasury Obligations	0	955,726	0	955,726
Non-Agency Mortgage-Backed Securities	0	67,928	0	67,928
Asset-Backed Securities	0	10,269	0	10,269
Short-Term Instruments
Repurchase Agreements	0	90,158	0	90,158
	$0	$1,312,759	$0	$1,312,759

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,672	$0	$0	$44,672

Total Investments	$44,672	$1,312,759	$0	$1,357,431

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(64,911)	$0	$(64,911)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,614	298	0	2,912
Over the counter	0	3,906	0	3,906
	$2,614	$4,204	$0	$6,818

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(918)	(1,324)	0	(2,242)
Over the counter	0	(4,199)	0	(4,199)

	$(918)	$(5,523)	$0	$(6,441)

Total Financial Derivative Instruments	$1,696	$(1,319)	$0	$377

Totals	$46,368	$1,246,529	$0	$1,292,897

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration ESG Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.5% ¤
CORPORATE BONDS & NOTES 61.9%
BANKING & FINANCE 41.9%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	400	$463
2.100% due 01/18/2019		$1,000	1,001
AerCap Ireland Capital DAC
4.625% due 10/30/2020		700	705
American Express Co.
3.165% (US0003M + 0.525%) due 05/17/2021 ~		1,000	996
3.192% (US0003M + 0.600%) due 11/05/2021 ~		600	598
3.700% due 11/05/2021		600	606
American Tower Corp.
2.800% due 06/01/2020		1,500	1,489
3.400% due 02/15/2019		1,600	1,601
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	300
Asian Development Bank
1.875% due 08/10/2022		800	780
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	457
3.300% due 05/17/2021		$500	500
Aviation Capital Group LLC
2.875% due 01/20/2022		600	581
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,200	1,186
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	66
Bank of America Corp.
3.499% due 05/17/2022 •		$1,900	1,901
3.541% (US0003M + 0.790%) due 03/05/2024 ~		1,000	972
Bank of China Ltd.
1.875% due 07/12/2019		1,600	1,589
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	980
4.046% (US0003M + 1.430%) due 02/15/2023 ~		$700	674
4.610% due 02/15/2023 •		800	794
BNG Bank NV
2.125% due 12/14/2020		3,000	2,969
Citibank N.A.
2.861% (US0003M + 0.320%) due 05/01/2020 ~		700	698
3.050% due 05/01/2020		300	300
Citigroup, Inc.
2.450% due 01/10/2020		200	198
3.142% due 01/24/2023 •		600	590
3.199% (US0003M + 0.690%) due 10/27/2022 ~		600	586
3.204% (US0003M + 0.790%) due 01/10/2020 ~		1,000	1,001
Compass Bank
3.501% (US0003M + 0.730%) due 06/11/2021 ~		500	492
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		1,300	1,294
3.125% due 04/26/2021		1,300	1,296
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		1,900	1,871
Dexia Credit Local S.A.
2.500% due 01/25/2021		1,400	1,393
Ford Motor Credit Co. LLC
3.512% (US0003M + 0.930%) due 11/04/2019 ~		500	498
3.988% (US0003M + 1.580%) due 01/08/2019 ~		500	500
General Motors Financial Co., Inc.
3.100% due 01/15/2019		600	600
Goldman Sachs Group, Inc.
3.637% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,204
3.850% (US0003M + 1.360%) due 04/23/2021 ~		500	504
6.000% due 06/15/2020		400	414
HSBC France S.A.
0.625% due 12/03/2020	EUR	900	1,043
HSBC Holdings PLC
3.033% due 11/22/2023 •		$1,200	1,162
3.426% (US0003M + 0.650%) due 09/11/2021 ~		500	494
ING Bank NV
0.750% due 11/24/2020	EUR	400	464

International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,513
2.250% due 01/17/2023	CAD	2,800	2,054
International Lease Finance Corp.
8.250% due 12/15/2020		$500	538
JPMorgan Chase & Co.
2.550% due 10/29/2020		300	297
3.367% (US0003M + 0.890%) due 07/23/2024 ~		500	489
3.411% (US0003M + 0.610%) due 06/18/2022 ~		400	396
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		1,800	1,784
2.868% (US0003M + 0.250%) due 02/13/2020 ~		600	599
3.086% due 04/26/2021 •		800	797
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		4,400	4,302
Macquarie Bank Ltd.
3.629% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,005
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	397
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		2,200	2,091
Mizuho Bank Ltd.
2.400% due 03/26/2020		600	594
Mizuho Financial Group, Inc.
3.331% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	774
Morgan Stanley
2.450% due 02/01/2019		$600	600
3.887% (US0003M + 1.400%) due 10/24/2023 ~		500	498
7.300% due 05/13/2019		600	609
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	342
3.450% due 12/04/2023		$1,500	1,524
3.625% due 06/20/2023		1,500	1,498
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		800	794
Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		2,100	2,062
NTT Finance Corp.
1.900% due 07/21/2021		500	482
Private Export Funding Corp.
2.100% due 12/19/2019		1,500	1,489
2.650% due 02/16/2021		1,000	1,001
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,500	1,486
Royal Bank of Canada
3.350% due 10/22/2021		2,300	2,325
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		500	478
SBA Communications Corp.
4.875% due 09/01/2024		400	377
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		700	699
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~		600	597
Stadshypotek AB
2.500% due 04/05/2022		500	493
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		1,700	1,677
2.806% (US0003M + 0.370%) due 10/16/2020 ~		900	894
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	900	1,024
Sumitomo Mitsui Trust Bank Ltd.
3.355% (US0003M + 0.910%) due 10/18/2019 ~		$1,200	1,205
Swedbank AB
0.250% due 11/07/2022	EUR	400	455
Toronto-Dominion Bank
2.250% due 09/25/2019		$1,400	1,394
3.350% due 10/22/2021		2,300	2,325
U.S. Bank N.A.
2.737% (US0003M + 0.250%) due 07/24/2020 ~		1,200	1,197
3.050% due 07/24/2020		600	599
UBS AG
2.450% due 12/01/2020		1,300	1,277
3.218% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,294
3.347% due 06/08/2020 •		200	200
UBS Group Funding Switzerland AG
4.216% due 04/14/2021 •		800	813
UniCredit SpA
7.830% due 12/04/2023		1,200	1,257
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	984
3.050% due 05/15/2020		600	600

3.100% due 06/03/2021	AUD	1,600	1,138

			93,127

INDUSTRIALS 13.1%
Apple, Inc.
2.850% due 02/23/2023		$1,200	1,186
CA, Inc.
3.600% due 08/01/2020		300	300
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~		1,200	1,190
3.418% (US0003M + 0.630%) due 03/15/2021 ~		500	490
Coca-Cola Co.
1.375% due 05/30/2019		400	398
Comcast Corp.
3.237% (US0003M + 0.440%) due 10/01/2021 ~		600	595
Conagra Brands, Inc.
3.800% due 10/22/2021		900	901
CVS Health Corp.
3.125% due 03/09/2020		600	599
Danone S.A.
1.691% due 10/30/2019		300	296
2.077% due 11/02/2021		580	561
2.589% due 11/02/2023		600	571
Dell International LLC
3.480% due 06/01/2019		2,200	2,194
4.420% due 06/15/2021		900	900
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~		692	691
eBay, Inc.
2.150% due 06/05/2020		800	790
3.800% due 03/09/2022		700	703
ERAC USA Finance LLC
2.600% due 12/01/2021		300	292
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		500	492
5.650% due 02/15/2019		500	501
Georgia-Pacific LLC
2.539% due 11/15/2019		800	794
5.400% due 11/01/2020		200	207
Heathrow Funding Ltd.
4.875% due 07/15/2023		600	620
Intel Corp.
1.700% due 05/19/2021		400	389
2.698% (US0003M + 0.080%) due 05/11/2020 ~		700	698
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,000	988
Komatsu Finance America, Inc.
2.118% due 09/11/2020		500	490
2.437% due 09/11/2022		500	482
Kraft Heinz Foods Co.
3.500% due 07/15/2022		500	493
Local Initiatives Support Corp.
3.005% due 03/01/2022		700	698
Marriott International, Inc.
3.000% due 03/01/2019		300	300
Microsoft Corp.
1.100% due 08/08/2019		400	396
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		400	394
2.000% due 10/28/2021		1,400	1,342
Mondelez International, Inc.
3.000% due 05/07/2020		500	498
Oracle Corp.
1.900% due 09/15/2021		1,000	971
2.375% due 01/15/2019		1,200	1,200
5.000% due 07/08/2019		600	606
RELX Capital, Inc.
8.625% due 01/15/2019		200	200
SES Global Americas Holdings GP
2.500% due 03/25/2019		500	499
Telefonica Emisiones S.A.
5.134% due 04/27/2020		1,000	1,021
5.462% due 02/16/2021		500	518
WestRock RKT Co.
4.450% due 03/01/2019		100	100
4.900% due 03/01/2022		700	721
Zoetis, Inc.
3.250% due 02/01/2023		900	886

			29,161

UTILITIES 6.9%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		400	399

Avangrid, Inc.
3.150% due 12/01/2024	1,200	1,160
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	1,002
British Telecommunications PLC
2.350% due 02/14/2019	2,400	2,397
Consolidated Edison, Inc.
2.000% due 05/15/2021	900	873
Electricite de France S.A.
4.600% due 01/27/2020	500	507
Exelon Corp.
2.850% due 06/15/2020	500	496
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,492
3.053% (US0003M + 0.315%) due 09/03/2019 ~	200	200
3.107% (US0003M + 0.400%) due 08/21/2020 ~	500	499
4.500% due 06/01/2021	1,100	1,120
Sempra Energy
2.400% due 03/15/2020	500	493
2.936% (US0003M + 0.500%) due 01/15/2021 ~	1,200	1,180
3.238% (US0003M + 0.450%) due 03/15/2021 ~	700	686
Southern Power Co.
1.950% due 12/15/2019	1,700	1,675
Telstra Corp. Ltd.
4.800% due 10/12/2021	600	624
Vodafone Group PLC
3.750% due 01/16/2024	500	493

		15,296

Total Corporate Bonds & Notes (Cost $139,360)		137,584

U.S. GOVERNMENT AGENCIES 51.7%
Fannie Mae
1.000% due 01/25/2043	23	21
2.665% due 09/25/2042 •	59	59
3.253% due 07/01/2042 •	12	12
3.303% due 09/01/2041 •	36	36
3.330% due 11/01/2023	1,190	1,212
3.406% due 06/25/2021 - 09/25/2021 •	1	1
3.453% due 09/01/2040 •	3	3
3.457% due 08/01/2029 •	11	11
3.500% due 02/25/2043 (a)	1,323	175
3.844% due 11/01/2035 •	6	6
3.905% due 07/01/2035 •	5	5
3.917% due 05/01/2035 •	7	7
4.000% due 06/01/2048 - 10/01/2048	18,094	18,470
4.119% due 11/01/2034 •	4	4
4.401% due 11/01/2035 •	14	14
4.420% due 08/01/2035 •	55	57
5.000% due 01/25/2040 - 07/25/2040	321	340
5.379% due 12/25/2042 ~	5	6
5.500% due 01/01/2025 - 02/01/2028	318	331
5.750% due 10/25/2035	14	15
5.858% due 02/01/2031 •	6	6
6.000% due 05/01/2037	1	1
7.500% due 07/25/2022	6	6
Fannie Mae, TBA
3.000% due 02/01/2049	2,000	1,951
3.500% due 01/01/2049	14,000	14,003
4.000% due 02/01/2049	44,000	44,833
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	104	104
Freddie Mac
2.000% due 11/15/2026	524	514
2.355% due 12/25/2036 •	17	17
2.699% due 12/15/2042 •	1,568	1,568
2.905% due 11/15/2030 •	1	1
3.156% due 02/25/2045 •	30	30
3.165% due 10/15/2037 •	60	61
4.000% due 06/01/2048 - 11/01/2048	9,726	9,926
4.295% due 07/01/2035 •	9	10
4.315% due 06/01/2035 •	36	38
4.438% due 08/01/2035 •	31	33
5.000% due 10/01/2033	6	6
5.752% due 08/15/2044 •	434	454
6.500% due 07/25/2043	57	65
7.000% due 04/15/2023	2	2
Ginnie Mae
2.649% due 10/20/2043 •	1,187	1,187
2.734% due 06/20/2065 •	296	296
2.749% due 11/20/2045 •	228	227
2.764% due 04/20/2065 •	202	202
2.814% due 07/20/2067 •	1,499	1,503
2.894% due 05/20/2066 •	548	550
2.914% due 04/20/2065 •	220	221

2.944% due 03/20/2065 •		1,006	1,012
3.005% due 12/16/2025 •		2	2
3.034% due 02/20/2066 •		708	711
3.084% due 10/20/2066 •		904	916
3.375% due 02/20/2032 •		10	10
3.527% due 06/20/2067 •		1,150	1,183
3.625% due 06/20/2027 - 05/20/2030 •		23	23
5.000% due 02/20/2041 (a)		3	0
5.000% due 09/20/2048		9,040	9,435
Ginnie Mae, TBA
5.000% due 01/01/2049		3,000	3,121

Total U.S. Government Agencies (Cost $113,921)			115,013

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022		1,872	1,811
0.625% due 04/15/2023		3,258	3,205

Total U.S. Treasury Obligations (Cost $5,007)			5,016

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •		10	10
4.885% due 02/25/2045 •		11	11
Banc of America Funding Trust
4.356% due 05/25/2035 ~		192	201
Banc of America Mortgage Trust
4.434% due 03/25/2033 ~		186	185
4.640% due 08/25/2034 ~		104	106
Bear Stearns Adjustable Rate Mortgage Trust
4.035% due 02/25/2033 ~		1	1
4.835% due 01/25/2034 ~		8	9
Bear Stearns ALT-A Trust
4.032% due 05/25/2035 ~		51	52
4.209% due 09/25/2035 ^~		12	10
Citigroup Mortgage Loan Trust
2.576% due 01/25/2037 •		55	51
4.490% due 05/25/2035 •		12	12
4.820% due 10/25/2035 •		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~		27	27
4.290% due 11/25/2034 ~		31	31
4.667% due 02/20/2036 ^•		54	49
Credit Suisse Mortgage Capital Certificates
3.975% due 09/26/2047 ~		99	100
Eurosail PLC
1.600% due 09/13/2045 •	GBP	7	9
1.850% (BP0003M + 0.950%) due 06/13/2045 ~		1,095	1,397
First Horizon Alternative Mortgage Securities Trust
3.982% due 01/25/2035 ~		$181	180
Firstmac Mortgage Funding Trust
2.945% due 03/08/2049 •	AUD	616	432
3.195% due 03/08/2049 •		800	562
GMAC Mortgage Corp. Loan Trust
4.638% due 11/19/2035 ~		$12	12
Great Hall Mortgages PLC
2.931% due 06/18/2039 •		160	154
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	502
GSR Mortgage Loan Trust
3.605% due 06/25/2034 ~		15	15
4.300% due 09/25/2035 ~		58	59
4.464% due 11/25/2035 ~		64	64
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		32	25
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		2	2
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.786% due 12/25/2035 •		58	54
Prime Mortgage Trust
2.906% due 02/25/2034 •		3	3
RBSSP Resecuritization Trust
4.052% due 01/26/2036 •		159	160
4.212% due 12/25/2035 ~		178	182
Structured Adjustable Rate Mortgage Loan Trust
3.557% due 01/25/2035 ^•		49	46
4.232% due 02/25/2034 ~		42	42
4.406% due 08/25/2034 ~		56	56
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		19	19
2.766% due 03/25/2037 •		92	66
2.786% due 02/25/2036 ^•		23	21
WaMu Mortgage Pass-Through Certificates Trust
2.776% due 12/25/2045 •		16	16

2.796% due 10/25/2045 •		108	107
3.246% due 11/25/2034 •		53	52
3.557% due 06/25/2042 •		12	11
Washington Mutual Mortgage Pass-Through Certificates Trust
3.686% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
4.476% due 10/25/2035 ~		229	232
4.513% due 06/25/2035 ~		81	83

Total Non-Agency Mortgage-Backed Securities (Cost $5,754)			5,426

ASSET-BACKED SECURITIES 6.5%
American Express Credit Account Master Trust
1.640% due 12/15/2021		1,200	1,194
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.616% due 03/25/2035 •		1,300	1,292
BA Credit Card Trust
2.835% due 06/15/2021 •		1,200	1,200
Bear Stearns Asset-Backed Securities Trust
3.506% due 10/25/2037 •		119	119
CARDS Trust
2.825% due 04/18/2022 •		1,000	1,000
Countrywide Asset-Backed Certificates
2.926% due 01/25/2045 •		360	358
Countrywide Asset-Backed Certificates Trust
3.246% due 12/25/2034 •		1,765	1,770
Edsouth Indenture LLC
3.656% due 09/25/2040 •		112	113
Ford Credit Auto Owner Trust
2.440% due 01/15/2027		400	397
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •		2	1
Gracechurch Card Funding PLC
2.855% due 07/15/2022 •		600	601
JPMorgan Mortgage Acquisition Corp.
2.736% due 05/25/2035 •		5	5
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •		25	25
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 07/25/2036 •		11	5
Navient Private Education Loan Trust
2.805% due 12/15/2059 •		391	391
Nelnet Student Loan Trust
4.327% due 11/25/2024 •		546	550
NovaStar Mortgage Funding Trust
2.826% due 05/25/2036 •		352	347
NYMT Residential LLC
4.000% due 03/25/2021 Ø		22	22
Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •		552	547
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		107	107
Penarth Master Issuer PLC
2.835% due 03/18/2022 •		600	599
2.905% due 09/18/2022 •		600	599
RAAC Trust
2.986% due 03/25/2037 •		43	43
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•		48	16
SLC Student Loan Trust
2.888% due 09/15/2026 •		263	263
2.898% due 03/15/2027 •		248	247
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	62	70
2.580% due 10/25/2024 •		$151	151
2.580% due 01/26/2026 •		339	338
2.610% due 01/25/2027 •		247	246
2.640% due 10/25/2029 •		504	502
2.990% due 04/25/2024 •		188	188
3.040% due 10/26/2026 •		61	61
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		121	120
Structured Asset Investment Loan Trust
3.211% due 03/25/2034 •		115	114
3.481% due 10/25/2033 •		28	28
Vericrest Opportunity Loan Transferee LLC
3.250% due 06/25/2047 Ø		273	273
Volkswagen Auto Loan Enhanced Trust
3.050% due 08/20/2021		500	501

Total Asset-Backed Securities (Cost $14,038)			14,403

SOVEREIGN ISSUES 3.4%
Export Development Canada
1.800% due 09/01/2022	CAD	1,700	1,230

Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	491
2.500% due 06/01/2022		1,600	1,578
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	720
2.450% due 03/01/2023		3,000	2,209
Spain Government International Bond
4.000% due 04/30/2020	EUR	1,100	1,334

Total Sovereign Issues (Cost $7,925)			7,562

SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$1,200	1,201
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		1,000	1,000

			2,201

REPURCHASE AGREEMENTS (f) 4.1%			9,112

U.S. TREASURY BILLS 0.2%
2.379% due 03/07/2019 (c)(d)(i)		553	551

Total Short-Term Instruments (Cost $11,863)			11,864

Total Investments in Securities (Cost $297,868)			296,868

Total Investments 133.5% (Cost $297,868)			$296,868
Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $299)			(223)
Other Assets and Liabilities, net (33.4)%			(74,235)

Net Assets 100.0%			$222,410

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$512	U.S. Treasury Notes 2.875% due 09/30/2023	$(526)	$512	$512
TDM	3.130	12/31/2018	01/02/2019	8,600	U.S. Treasury Notes 2.000% due 04/30/2024	(8,834)	8,600	8,602

Total Repurchase Agreements						$(9,360)	$9,112	$9,114

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.2)%
Ginnie Mae, TBA	5.000%	01/01/2049	$9,000	$(9,350)	$(9,364)

Total Short Sales (4.2)%				$(9,350)	$(9,364)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(959) at a weighted average interest rate of 2.375%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	196	$196	$2	$3
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	131.500	02/22/2019	27	27	0	1
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	133.500	02/22/2019	41	41	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	137.500	02/22/2019	6	6	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.500	02/22/2019	269	538	2	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.500	02/22/2019	19	19	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.500	02/22/2019	32	32	0	0

Total Purchased Options					$5	$4

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	234	$67,221	$5	$0	$(3)
90-Day Eurodollar March Futures	03/2019	118	28,701	(55)	0	0
90-Day Eurodollar September Futures	09/2019	23	5,597	15	1	0
Call Options Strike @ EUR 160.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	4	0	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	9	0	0	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	69	12,929	112	0	(15)
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	69	1	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2019	620	131,634	890	87	0

				$967	$88	$(18)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	90	$(21,944)	$(85)	$0	$(8)
90-Day Eurodollar June Futures	06/2020	99	(24,132)	(79)	0	(4)
90-Day Eurodollar March Futures	03/2020	20	(4,872)	(19)	0	(1)
90-Day Eurodollar September Futures	09/2020	109	(26,581)	(148)	0	(8)
Canada Government 10-Year Bond March Futures	03/2019	30	(3,005)	(93)	1	0
Euro-BTP Italy Government Bond March Futures	03/2019	138	(19,505)	(522)	0	(10)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	72	(12,440)	(60)	17	0
U.S. Treasury 5-Year Note March Futures	03/2019	236	(27,066)	(407)	0	(55)
U.S. Treasury 10-Year Note March Futures	03/2019	271	(33,066)	(783)	0	(106)
U.S. Treasury 30-Year Bond March Futures	03/2019	4	(584)	(27)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2020	89	(14,014)	(17)	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	89	(14,019)	(16)	1	(3)
United Kingdom Long Gilt March Futures	03/2019	5	(785)	(7)	1	(3)

				$(2,263)	$22	$(203)

Total Futures Contracts				$(1,296)	$110	$(221)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.128%	$200	$3	$(2)	$1	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.138	500	8	(5)	3	0	0

						$11	$(7)	$4	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$5,300	$168	$(84)	$84	$0	$(19)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	139	(41)	98	0	(10)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	4,100	87	(115)	(28)	0	(20)
Pay (5)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,270,000	40	2	42	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		990,000	(57)	(95)	(152)	0	(1)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	1	1	2	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		310,000	7	(130)	(123)	0	(1)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		40,000	(1)	(28)	(29)	1	0

							$384	$(490)	$(106)	$3	$(51)

Total Swap Agreements							$395	$(497)	$(102)	$3	$(51)

Cash of $2,273 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$1,815	SGD	2,475	$4	$0
BOA	01/2019	CAD	8,424		$6,326	154	0
	01/2019	GBP	712		911	3	0
	02/2019	JPY	101,900		912	0	(21)
	03/2019	SGD	1,292		943	0	(6)
BPS	02/2019		$1,448	JPY	162,500	40	0
	03/2019		615	SGD	840	2	0
BRC	01/2019		2,563	GBP	2,022	15	0
	02/2019		113	EUR	99	1	0
CBK	01/2019	AUD	4,174		$3,058	117	0
	01/2019	GBP	2,065		2,644	11	0
	01/2019	JPY	100,000		885	0	(28)
	01/2019		$269	DKK	1,760	1	0
	02/2019	EUR	197		$225	0	(1)
	02/2019	JPY	1,034,300		9,232	0	(232)
	02/2019		$3,727	EUR	3,269	32	0
	02/2019		6,189	JPY	700,400	221	0
	04/2019	DKK	1,760		$271	0	(2)
GLM	01/2019		1,760		276	6	0
	01/2019	GBP	1,343		1,703	0	(10)
	01/2019		$4,159	GBP	3,252	0	(12)
	02/2019	EUR	259		$297	0	(1)
	02/2019		$115	EUR	100	0	0
	02/2019		5,845	JPY	660,000	194	0
HUS	01/2019	GBP	197		$249	0	(2)
	01/2019		$883	JPY	100,000	30	0
	02/2019	EUR	78		$90	0	0
	02/2019	JPY	171,400		1,530	0	(39)
	02/2019		$2,388	JPY	270,000	83	0
	03/2019	SGD	1,193		$871	0	(6)
IND	02/2019		$2,302	JPY	260,000	76	0
JPM	01/2019	GBP	2,297		$2,923	4	(10)
	02/2019	JPY	987,000		8,783	0	(250)
	02/2019		$666	JPY	74,700	17	0
	03/2019	SGD	221		$161	0	(1)
MYI	02/2019	JPY	488,600		4,399	0	(71)
SSB	02/2019	EUR	9,243		10,475	0	(153)

Total Forward Foreign Currency Contracts						$1,011	$(845)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	$78.000	01/07/2019	$2,000	$0	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	1,000	0	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	9,400	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	72.000	01/07/2019	1,500	0	0

Total Purchased Options					$1	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$12,000	$(102)	$(132)	$0	$(234)

Total Swap Agreements						$(102)	$(132)	$0	$(234)

(i)

Securities with an aggregate market value of $266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,127	$0	$93,127
Industrials	0	29,161	0	29,161
Utilities	0	15,296	0	15,296
U.S. Government Agencies	0	115,013	0	115,013
U.S. Treasury Obligations	0	5,016	0	5,016
Non-Agency Mortgage-Backed Securities	0	5,426	0	5,426
Asset-Backed Securities	0	14,403	0	14,403
Sovereign Issues	0	7,562	0	7,562
Short-Term Instruments
Certificates of Deposit	0	2,201	0	2,201
Repurchase Agreements	0	9,112	0	9,112
U.S. Treasury Bills	0	551	0	551

Total Investments	$0	$296,868	$0	$296,868

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,364)	$0	$(9,364)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	110	7	0	117
Over the counter	0	1,011	0	1,011
	$110	$1,018	$0	$1,128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(221)	(51)	0	(272)
Over the counter	0	(1,079)	0	(1,079)

	$(221)	$(1,130)	$0	$(1,351)

Total Financial Derivative Instruments	$(111)	$(112)	$0	$(223)

Totals	$(111)	$287,392	$0	$287,281

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State Of Qatar
3.603% due 12/21/2020 «		$57,100	$56,815

Total Loan Participations and Assignments (Cost $56,672)			56,815

CORPORATE BONDS & NOTES 44.1%
BANKING & FINANCE 29.0%
ABN AMRO Bank NV
3.261% (US0003M + 0.570%) due 08/27/2021 ~		21,500	21,385
AerCap Ireland Capital DAC
4.500% due 05/15/2021		4,300	4,315
AIG Global Funding
3.282% (US0003M + 0.460%) due 06/25/2021 ~		5,500	5,460
Air Lease Corp.
3.375% due 06/01/2021		1,300	1,288
Aircastle Ltd.
5.125% due 03/15/2021		600	610
Ally Financial, Inc.
3.500% due 01/27/2019		400	400
4.125% due 03/30/2020		800	794
7.500% due 09/15/2020		1,000	1,040
Ambac LSNI LLC
7.803% due 02/12/2023 •		1,081	1,086
American Express Co.
3.165% (US0003M + 0.525%) due 05/17/2021 ~		22,400	22,307
3.192% (US0003M + 0.600%) due 11/05/2021 ~		21,600	21,524
3.700% due 11/05/2021		21,600	21,807
American Express Credit Corp.
2.375% due 05/26/2020		23,000	22,760
American Tower Corp.
2.800% due 06/01/2020		49,110	48,742
3.450% due 09/15/2021		7,600	7,603
Australia & New Zealand Banking Group Ltd.
3.300% due 05/17/2021		20,900	20,885
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~		21,400	21,371
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,955	3,910
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	1,000	332
Bank of America Corp.
2.600% due 01/15/2019		$1,099	1,099
3.541% (US0003M + 0.790%) due 03/05/2024 ~		25,000	24,307
3.870% (US0003M + 1.420%) due 04/19/2021 ~		11,900	12,068
Bank of Montreal
2.375% due 01/25/2019		4,631	4,629
Bank of Nova Scotia
1.950% due 01/15/2019		1,200	1,200
Barclays Bank PLC
14.000% due 06/15/2019 •(h)	GBP	3,700	4,946
Barclays PLC
3.200% due 08/10/2021		$1,200	1,166
4.046% (US0003M + 1.430%) due 02/15/2023 ~		30,100	28,974
4.610% due 02/15/2023 •		30,100	29,866
4.728% (US0003M + 2.110%) due 08/10/2021 ~		18,900	19,063
Blackstone CQP Holdco LP
6.500% due 03/20/2021		37,200	37,481
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		21,300	21,229
Citibank N.A.
2.861% (US0003M + 0.320%) due 05/01/2020 ~		12,800	12,758
3.050% due 05/01/2020		34,200	34,158
Citigroup, Inc.
3.199% (US0003M + 0.690%) due 10/27/2022 ~		25,000	24,407
3.450% (US0003M + 0.960%) due 04/25/2022 ~		900	889
3.696% (US0003M + 0.930%) due 06/07/2019 ~		6,300	6,315
3.818% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,411
4.168% (US0003M + 1.430%) due 09/01/2023 ~		3,200	3,203
4.183% (US0003M + 1.380%) due 03/30/2021 ~		18,369	18,498
Citizens Bank N.A.
2.500% due 03/14/2019		14,000	13,987

Compass Bank
3.501% (US0003M + 0.730%) due 06/11/2021 ~		21,250	20,925
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		500	498
3.125% due 04/26/2021		600	598
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		700	695
4.735% (US0003M + 2.290%) due 04/16/2021 ~		15,000	15,430
DBS Bank Ltd.
3.300% due 11/27/2021		25,900	26,119
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	13,500	15,064
1.875% due 02/28/2020	GBP	2,100	2,643
3.766% (US0003M + 1.290%) due 02/04/2021 ~		$21,600	21,013
4.250% due 10/14/2021		7,200	7,044
Dexia Credit Local S.A.
2.500% due 01/25/2021		27,000	26,859
FCE Bank PLC
1.114% due 05/13/2020	EUR	500	573
1.875% due 06/24/2021		1,300	1,486
First Republic Bank
2.375% due 06/17/2019		$300	299
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		1,400	1,385
3.512% (US0003M + 0.930%) due 11/04/2019 ~		53,500	53,313
3.754% (US0003M + 0.930%) due 09/24/2020 ~		800	786
5.750% due 02/01/2021		6,300	6,428
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	500	546
General Motors Financial Co., Inc.
3.100% due 01/15/2019		$18,474	18,473
3.200% due 07/13/2020		3,900	3,852
3.996% (US0003M + 1.560%) due 01/15/2020 ~		38,700	38,887
4.496% (US0003M + 2.060%) due 01/15/2019 ~		25,400	25,413
Goldman Sachs Bank USA
3.200% due 06/05/2020		2,700	2,695
Goldman Sachs Group, Inc.
3.427% (US0003M + 0.750%) due 02/23/2023 ~		18,200	17,600
3.530% (US0003M + 1.040%) due 04/25/2019 ~		8,816	8,831
3.552% (US0003M + 0.730%) due 12/27/2020 ~		39,950	39,796
3.579% (US0003M + 0.800%) due 12/13/2019 ~		5,000	5,002
3.637% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,007
3.786% (US0003M + 1.170%) due 05/15/2026 ~		200	192
3.850% (US0003M + 1.360%) due 04/23/2021 ~		19,600	19,752
3.988% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,135
4.306% (US0003M + 1.600%) due 11/29/2023 ~		18,500	18,346
5.375% due 03/15/2020		5,000	5,112
6.000% due 06/15/2020		6,033	6,247
Harley-Davidson Financial Services, Inc.
3.146% (US0003M + 0.500%) due 05/21/2020 ~		14,800	14,782
3.647% (US0003M + 0.940%) due 03/02/2021 ~		21,500	21,482
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		20,400	20,104
HSBC USA, Inc.
3.228% (US0003M + 0.610%) due 11/13/2019 ~		60,750	60,814
ICICI Bank Ltd.
4.800% due 05/22/2019		9,600	9,640
Jackson National Life Global Funding
2.736% (US0003M + 0.300%) due 10/15/2020 ~		21,200	20,998
JPMorgan Chase & Co.
2.250% due 01/23/2020		1,801	1,783
3.367% (US0003M + 0.890%) due 07/23/2024 ~		21,500	21,022
3.411% (US0003M + 0.610%) due 06/18/2022 ~		13,000	12,863
3.714% (US0003M + 1.205%) due 10/29/2020 ~		29,500	29,784
4.625% due 05/10/2021		400	412
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		40,000	39,642
2.868% (US0003M + 0.250%) due 02/13/2020 ~		35,400	35,359
2.968% (US0003M + 0.230%) due 09/01/2020 ~		17,000	16,938
3.086% due 04/26/2021 •		5,800	5,777
KeyBank N.A.
3.350% due 06/15/2021		12,500	12,547
LeasePlan Corp. NV
2.875% due 01/22/2019		5,800	5,798
Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~		11,900	11,784
Macquarie Bank Ltd.
3.629% (US0003M + 1.120%) due 07/29/2020 ~		56,200	56,510
Metropolitan Life Global Funding
2.300% due 04/10/2019		6,900	6,889
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		987	977
3.478% (US0003M + 0.740%) due 03/02/2023 ~		43,400	42,705
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	300

Mizuho Financial Group, Inc.
3.331% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	20,276
3.541% (US0003M + 0.790%) due 03/05/2023 ~		$21,300	20,953
Morgan Stanley
3.399% (US0003M + 0.930%) due 07/22/2022 ~		1,400	1,381
3.649% (US0003M + 1.180%) due 01/20/2022 ~		6,900	6,879
3.811% (US0003M + 1.220%) due 05/08/2024 ~		5,800	5,718
3.887% (US0003M + 1.400%) due 10/24/2023 ~		1,500	1,494
3.916% (US0003M + 1.375%) due 02/01/2019 ~		32,000	32,026
5.500% due 01/26/2020		2,100	2,148
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~		3,200	3,199
National Australia Bank Ltd.
3.625% due 06/20/2023		2,300	2,297
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		10,000	9,927
Natwest Markets PLC
0.084% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	13,500	15,399
Navient Corp.
5.875% due 03/25/2021		$100	96
8.000% due 03/25/2020		500	509
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		4,031	4,023
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		25,300	25,292
Private Export Funding Corp.
2.650% due 02/16/2021		19,900	19,921
Regions Bank
3.118% (US0003M + 0.500%) due 08/13/2021 ~		22,900	22,497
Reliance Standard Life Global Funding
2.500% due 01/15/2020		2,000	1,981
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,805
3.350% due 10/22/2021		43,100	43,565
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		8,300	8,475
Santander Holdings USA, Inc.
4.450% due 12/03/2021		3,100	3,156
Santander UK PLC
3.276% (US0003M + 0.660%) due 11/15/2021 ~		31,300	31,022
3.358% (US0003M + 0.620%) due 06/01/2021 ~		14,550	14,394
3.400% due 06/01/2021		2,100	2,090
Siam Commercial Bank PCL
3.500% due 04/07/2019		26,300	26,330
Skandinaviska Enskilda Banken AB
3.070% (US0003M + 0.430%) due 05/17/2021 ~		20,950	20,819
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~		7,600	7,556
Springleaf Finance Corp.
6.000% due 06/01/2020		700	704
6.125% due 05/15/2022		12,075	11,770
8.250% due 12/15/2020		100	104
Standard Chartered PLC
3.558% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,057
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		6,000	5,956
2.799% (US0003M + 0.350%) due 01/17/2020 ~		23,700	23,683
2.806% (US0003M + 0.370%) due 10/16/2020 ~		25,300	25,138
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		400	399
3.355% (US0003M + 0.910%) due 10/18/2019 ~		3,700	3,716
Svenska Handelsbanken AB
3.159% (US0003M + 0.470%) due 05/24/2021 ~		21,100	20,916
Synchrony Bank
3.650% due 05/24/2021		19,700	19,286
Synchrony Financial
2.600% due 01/15/2019		2,500	2,499
3.812% (US0003M + 1.230%) due 02/03/2020 ~		42,500	42,475
Toronto-Dominion Bank
3.350% due 10/22/2021		25,900	26,182
Toyota Motor Credit Corp.
2.514% (US0003M + 0.100%) due 01/10/2020 ~		3,100	3,094
3.040% due 05/17/2022 •		21,500	21,272
U.S. Bank N.A.
2.737% (US0003M + 0.250%) due 07/24/2020 ~		21,500	21,453
2.828% (US0003M + 0.320%) due 04/26/2021 ~		34,200	34,080
3.150% due 04/26/2021		34,200	34,241
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~		27,000	26,997
3.347% due 06/08/2020 •		2,400	2,400
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	297
3.000% due 04/15/2021		5,700	5,658
4.216% due 04/14/2021 •		51,000	51,835
Unibail-Rodamco SE
3.206% (US0003M + 0.770%) due 04/16/2019 ~		58,900	59,010

UniCredit SpA
7.830% due 12/04/2023		45,200	47,332
Wells Fargo & Co.
2.625% due 07/22/2022		6,400	6,174
3.349% (US0003M + 0.880%) due 07/22/2020 ~		4,600	4,609
3.548% (US0003M + 0.930%) due 02/11/2022 ~		2,300	2,286
3.757% (US0003M + 1.230%) due 10/31/2023 ~		3,200	3,192
4.076% (US0003M + 1.340%) due 03/04/2021 ~		13,149	13,291
Wells Fargo Bank N.A.
2.940% (SOFRRATE + 0.480%) due 03/25/2020 ~		21,200	21,104
2.977% (US0003M + 0.500%) due 07/23/2021 ~		21,400	21,286
2.987% (US0003M + 0.510%) due 10/22/2021 ~		9,000	8,897
3.625% due 10/22/2021		1,500	1,509
Westpac Banking Corp.
2.896% (US0003M + 0.280%) due 05/15/2020 ~		20,800	20,703
Weyerhaeuser Co.
7.375% due 10/01/2019		3,400	3,494

			2,375,554

INDUSTRIALS 12.6%
AbbVie, Inc.
3.375% due 11/14/2021		24,480	24,481
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		17,100	16,935
Altria Group, Inc.
9.250% due 08/06/2019		4,000	4,135
Amazon.com, Inc.
1.900% due 08/21/2020		5,900	5,815
BAT Capital Corp.
2.297% due 08/14/2020		7,500	7,324
BAT International Finance PLC
0.375% due 03/13/2019	EUR	3,400	3,896
2.750% due 06/15/2020		$5,500	5,405
Bayer U.S. Finance LLC
3.452% (US0003M + 0.630%) due 06/25/2021 ~		21,900	21,616
3.500% due 06/25/2021		500	497
3.798% (US0003M + 1.010%) due 12/15/2023 ~		2,300	2,201
BMW U.S. Capital LLC
3.100% due 04/12/2021		300	297
Boston Scientific Corp.
2.850% due 05/15/2020		13,600	13,514
3.375% due 05/15/2022		4,100	4,077
Broadcom Corp.
2.375% due 01/15/2020		21,885	21,615
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~		38,725	38,387
3.418% (US0003M + 0.630%) due 03/15/2021 ~		15,200	14,910
Charter Communications Operating LLC
3.579% due 07/23/2020		20,800	20,782
4.464% due 07/23/2022		2,200	2,223
Conagra Brands, Inc.
2.908% (US0003M + 0.500%) due 10/09/2020 ~		10,900	10,781
3.800% due 10/22/2021		7,400	7,407
Constellation Brands, Inc.
3.209% (US0003M + 0.700%) due 11/15/2021 ~		16,800	16,606
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021		443	450
CVS Health Corp.
2.125% due 06/01/2021		1,500	1,452
2.800% due 07/20/2020		400	396
3.125% due 03/09/2020		11,300	11,279
3.397% (US0003M + 0.630%) due 03/09/2020 ~		25,700	25,658
Daimler Finance North America LLC
1.750% due 10/30/2019		5,750	5,674
2.972% (US0003M + 0.390%) due 05/04/2020 ~		21,200	21,086
3.048% (US0003M + 0.430%) due 02/12/2021 ~		6,000	5,939
3.132% (US0003M + 0.550%) due 05/04/2021 ~		21,300	21,117
3.875% due 09/15/2021		4,800	4,831
Dell International LLC
3.480% due 06/01/2019		12,087	12,053
4.420% due 06/15/2021		5,700	5,697
Dell, Inc.
5.875% due 06/15/2019		1,400	1,411
Delta Air Lines, Inc.
3.400% due 04/19/2021		1,000	992
Diageo Capital PLC
2.880% (US0003M + 0.240%) due 05/18/2020 ~		4,400	4,383
3.000% due 05/18/2020		3,800	3,804
Discovery Communications LLC
2.750% due 11/15/2019		1,300	1,287
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		17,900	17,771
EMC Corp.
2.650% due 06/01/2020		1,100	1,057

Energy Transfer Operating LP
9.700% due 03/15/2019		1,500	1,518
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		20,600	20,396
General Electric Co.
5.550% due 05/04/2020		2,000	2,035
6.000% due 08/07/2019		11,205	11,327
General Mills, Inc.
6.610% due 10/15/2022		15,000	15,850
Georgia-Pacific LLC
2.539% due 11/15/2019		33,800	33,549
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~		20,500	20,446
3.166% due 02/27/2019 ~		18,900	18,897
Heathrow Funding Ltd.
4.875% due 07/15/2023		300	310
Hyundai Capital America
3.601% due 09/18/2020 •		21,100	21,018
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		5,000	5,073
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		31,500	31,469
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		522	522
Komatsu Finance America, Inc.
2.118% due 09/11/2020		880	862
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~		2,200	2,182
3.375% due 06/15/2021		16,500	16,469
Marathon Oil Corp.
2.800% due 11/01/2022		2,400	2,256
Marriott International, Inc.
3.229% (US0003M + 0.600%) due 12/01/2020 ~		21,500	21,454
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		21,800	21,658
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		11,700	11,689
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		1,000	959
Mondelez International, Inc.
3.000% due 05/07/2020		21,300	21,225
Moody’s Corp.
3.250% due 06/07/2021		4,450	4,435
Motorola Solutions, Inc.
3.500% due 09/01/2021		2,200	2,184
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «		525	522
Oracle Corp.
1.900% due 09/15/2021		42,700	41,454
5.000% due 07/08/2019		2,884	2,915
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		8,310	8,270
QUALCOMM, Inc.
3.000% due 05/20/2022		19,100	18,799
Reynolds American, Inc.
3.250% due 06/12/2020		4,700	4,672
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		20,600	20,315
Southern Co.
3.503% (US0003M + 0.700%) due 09/30/2020 ~		6,200	6,183
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		1,100	1,113
Syngenta Finance NV
3.698% due 04/24/2020		3,800	3,773
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		17,300	17,409
4.000% due 11/26/2021		12,900	13,084
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		4,541	4,557
Time Warner Cable LLC
8.250% due 04/01/2019		7,621	7,707
8.750% due 02/14/2019		19,913	20,025
Tyson Foods, Inc.
3.096% (US0003M + 0.450%) due 08/21/2020 ~		4,500	4,443
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		7,800	7,774
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	26,700	32,782
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		$21,800	21,597
3.388% (US0003M + 0.770%) due 11/13/2020 ~		26,800	26,628
3.558% (US0003M + 0.940%) due 11/12/2021 ~		25,800	25,558
3.875% due 11/13/2020		25,800	25,932
4.000% due 11/12/2021		27,000	27,072
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		2,000	1,993

WestRock RKT Co.
4.450% due 03/01/2019		3,155	3,160
ZF North America Capital, Inc.
4.000% due 04/29/2020		3,200	3,186

			1,027,947

SPECIALTY FINANCE 0.3%
CIMIC Group Ltd.
1.000% due 05/07/2019 (i)	AUD	34,769	24,162
1.000% due 07/03/2019 (i)		2,163	1,493

			25,655

UTILITIES 2.2%
Ameren Corp.
2.700% due 11/15/2020		$2,600	2,566
American Electric Power Co., Inc.
3.650% due 12/01/2021		8,000	8,065
AT&T, Inc.
3.086% (US0003M + 0.650%) due 01/15/2020 ~		8,000	7,987
3.386% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,581
3.488% (US0003M + 0.750%) due 06/01/2021 ~		25,600	25,445
3.733% (US0003M + 0.930%) due 06/30/2020 ~		5,135	5,131
BellSouth LLC
4.333% due 04/26/2021		21,500	21,567
BG Energy Capital PLC
4.000% due 10/15/2021		2,692	2,731
British Telecommunications PLC
2.350% due 02/14/2019		6,600	6,591
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		5,200	5,151
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,256
Entergy Arkansas LLC
3.750% due 02/15/2021		1,800	1,818
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		2,100	2,098
3.107% (US0003M + 0.400%) due 08/21/2020 ~		25,400	25,375
3.342% due 09/01/2020		10,000	10,022
Orange S.A.
2.750% due 02/06/2019		2,900	2,898
PacifiCorp
5.500% due 01/15/2019		700	700
Pennsylvania Electric Co.
5.200% due 04/01/2020		1,800	1,845
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		21,100	20,677
Sprint Capital Corp.
6.900% due 05/01/2019		5,400	5,447
Sprint Communications, Inc.
7.000% due 03/01/2020		4,100	4,213
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	961

			182,125

Total Corporate Bonds & Notes (Cost $3,626,993)			3,611,281

U.S. GOVERNMENT AGENCIES 55.6%
Fannie Mae
1.000% due 01/25/2043		1,652	1,495
2.375% due 12/25/2036 •		650	647
2.500% due 05/25/2028 (a)		13,821	865
2.626% due 06/25/2034 •		192	190
2.756% due 01/25/2037 •		7	7
2.806% due 03/25/2037 - 12/25/2042 •		1,352	1,349
2.856% due 03/25/2037 - 03/25/2044 •		1,581	1,580
2.866% due 03/25/2037 •		56	56
2.886% due 07/25/2037 •		1,141	1,148
2.906% due 06/25/2032 - 10/25/2040 •		2,384	2,389
2.956% due 12/25/2040 •		24	24
2.976% due 07/25/2037 - 12/25/2040 •		2,209	2,227
3.006% due 08/25/2037 - 05/25/2040 •		6,737	6,804
3.056% due 09/25/2041 •		23	23
3.135% due 01/01/2021 •		2	2
3.156% due 12/25/2037 •		1,587	1,603
3.176% due 03/25/2038 •		44	45
3.189% due 01/01/2035 •		970	1,009
3.206% due 10/25/2037 •		6,043	6,131
3.253% due 07/01/2042 - 07/01/2044 •		467	464
3.256% due 03/25/2038 - 01/25/2040 •		983	1,002
3.303% due 09/01/2041 •		40	40
3.356% due 02/25/2040 •		840	858
3.357% due 03/01/2035 •		186	197
3.453% due 10/01/2030 - 11/01/2039 •		508	500

3.489% due 01/25/2043 •	5,019	4,778
3.500% due 02/01/2047 - 07/01/2048	369,621	370,033
3.544% due 10/25/2042 •(a)	32,718	5,342
3.626% due 04/01/2034 •	266	278
3.644% due 11/25/2042 •(a)	46,343	6,205
3.905% due 07/01/2035 •	642	666
3.912% due 03/01/2035 •	1,790	1,842
3.917% due 05/01/2035 •	255	266
3.960% due 01/01/2024 •	20	20
4.000% due 11/01/2047 - 12/01/2048	577,349	589,282
4.000% due 07/01/2048 - 11/01/2048 (k)	1,446,155	1,475,764
4.035% due 10/01/2034 •	398	409
4.050% due 03/01/2035 •	61	63
4.119% due 11/01/2034 •	125	131
4.144% due 01/25/2042 •(a)	3,289	499
4.164% due 05/01/2035 •	656	684
4.178% due 12/01/2033 •	76	79
4.250% due 05/25/2033	458	462
4.258% due 06/01/2035 - 12/01/2036 •	234	248
4.279% due 09/01/2032 •	361	380
4.300% due 08/01/2035 •	1,138	1,190
4.317% due 07/01/2035 •	971	1,015
4.345% due 11/01/2027 •	7	7
4.359% due 08/01/2029 •	231	241
4.377% due 04/01/2024 •	14	15
4.383% due 06/01/2035 •	196	204
4.390% due 09/01/2035 •	1,232	1,285
4.420% due 08/01/2035 •	358	376
4.464% due 10/01/2024 •	57	58
4.472% due 10/01/2035 •	890	928
4.500% due 08/01/2019 - 11/01/2048	17,927	18,634
4.502% due 03/01/2024 •	60	60
4.507% due 01/01/2028 •	4	4
4.511% due 09/01/2035 •	13	14
4.532% due 02/01/2028 •	1	1
4.615% due 02/01/2028 •	35	35
4.787% due 11/01/2035 •	8	9
5.000% due 08/01/2025 - 08/01/2040	4,897	5,212
5.188% due 09/01/2034 •	14	15
5.379% due 12/25/2042 ~	1,153	1,212
5.500% due 06/01/2021 - 08/25/2034	7,739	8,203
6.000% due 01/01/2021 - 01/01/2039	9,895	10,501
6.500% due 07/25/2023 - 03/01/2038	2,613	2,927
7.000% due 04/01/2034	18	21
8.000% due 11/25/2023 - 11/01/2031	453	531
8.500% due 04/01/2025	29	31
9.000% due 03/25/2021 - 04/25/2021	14	14
9.500% due 03/25/2020 - 11/01/2025	55	60
Fannie Mae, TBA
3.500% due 02/01/2049	42,000	41,981
4.000% due 12/01/2048 - 02/01/2049	394,000	401,534
4.500% due 01/01/2049 - 02/01/2049	465,700	482,154
5.500% due 01/01/2049	8,000	8,473
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	15	16
Freddie Mac
1.345% due 11/25/2019 ~(a)	176,506	1,747
2.000% due 11/15/2026	43,688	42,847
2.636% due 08/25/2031 •	1,046	1,041
2.785% due 02/15/2037 •	50	50
2.786% due 09/25/2031 •	1,695	1,679
2.795% due 02/15/2037 •	50	50
2.855% due 05/15/2037 •	15	16
2.905% due 11/15/2030 - 12/15/2031 •	46	46
2.975% due 05/15/2036 •	16	16
3.000% due 03/15/2027 - 05/15/2027 (a)	23,194	1,670
3.000% due 03/15/2041	2,659	2,628
3.005% due 01/15/2042 •	44	44
3.305% due 12/15/2039 •	1	1
3.310% due 01/15/2038 •	3,784	3,865
3.392% due 05/15/2040 (a)	8,841	8,961
3.405% due 10/15/2020 •	1	1
3.455% due 03/15/2021 •	1	1
3.495% due 08/15/2043 •(a)	57,840	8,875
3.500% due 02/01/2047 - 06/01/2047	23,614	23,666
3.557% due 07/25/2044 •	284	295
3.643% due 04/01/2035 •	493	519
3.726% due 03/01/2035 •	516	541
3.795% due 03/01/2035 •	237	244
3.863% due 03/01/2035 •	190	199
3.872% due 01/01/2024 •	3	3
3.896% due 08/15/2032 ~	23	24
3.936% due 04/01/2035 •	332	347
4.000% due 01/15/2024 (a)	175	12
4.000% due 08/01/2048 - 09/01/2048 (k)	351,734	358,822
4.000% due 08/01/2048 - 11/01/2048	59,712	60,915

4.015% due 07/15/2036 •(a)	1,910	288
4.189% due 02/01/2037 •	22	23
4.295% due 07/01/2035 •	10	10
4.370% due 05/01/2037 •	33	34
4.403% due 10/01/2035 •	921	962
4.409% due 08/01/2035 •	2,187	2,282
4.424% due 10/01/2027 •	9	9
4.432% due 07/01/2027 •	14	15
4.459% due 06/01/2024 •	6	6
4.573% due 04/01/2035 •	536	559
4.654% due 12/01/2022 •	8	8
4.674% due 09/01/2023 •	3	3
4.675% due 10/01/2023 •	16	16
4.695% due 08/15/2036 •(a)	5,337	913
4.740% due 11/01/2023 •	4	4
5.000% due 01/01/2026 - 07/01/2041	278	294
5.500% due 07/15/2034	658	705
5.752% due 08/15/2044 •	18,708	19,563
6.000% due 12/15/2028 - 07/15/2029	42	46
6.500% due 02/01/2022 - 07/25/2043	12,324	13,981
7.000% due 01/01/2030 - 04/01/2032	12	13
7.500% due 07/15/2030	70	80
8.000% due 04/15/2021 - 12/01/2024	16	16
8.500% due 07/01/2024 - 11/01/2025	90	95
9.000% due 12/15/2020 - 08/01/2022	12	13
9.500% due 06/01/2019 - 09/01/2021	1	1
Ginnie Mae
2.914% due 03/20/2065 •	11,561	11,617
3.005% due 12/16/2025 •	23	23
3.114% due 05/20/2066 •	4,111	4,165
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	487	495
3.125% due 11/20/2026 - 12/20/2027 •	83	85
3.214% due 04/20/2066 •	5,619	5,717
3.375% due 01/20/2022 - 03/20/2026 ~	281	287
3.375% due 01/20/2027 - 02/20/2032 •	1,604	1,652
3.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	262	266
3.625% due 04/20/2027 - 05/20/2030 •	136	140
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	528	536
3.750% due 07/20/2027 - 07/20/2034 •	246	254
5.000% due 02/20/2041 (a)	228	0
5.000% due 09/20/2048 - 12/20/2048	245,666	256,434
5.000% due 01/20/2049 (b)	87,000	90,696
Ginnie Mae, TBA
5.000% due 01/01/2049 - 02/01/2049	131,000	136,278
Vendee Mortgage Trust
6.500% due 05/15/2029	8,786	9,515

Total U.S. Government Agencies (Cost $4,504,009)		4,552,271

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022	69,142	66,913
0.625% due 04/15/2023	120,020	118,079

Total U.S. Treasury Obligations (Cost $184,680)		184,992

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
ABN Amro Mortgage Corp.
5.500% due 01/25/2034	104	104
American Home Mortgage Assets Trust
3.046% due 11/25/2035 •	1,143	1,095
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	15,981	16,177
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	6,345	6,497
Banc of America Funding Trust
2.710% due 05/20/2035 •	1,569	1,547
4.356% due 05/25/2035 ~	216	226
4.631% due 02/20/2036 ~	832	823
5.500% due 09/25/2035	940	997
Banc of America Mortgage Trust
3.681% due 02/25/2035 ~	200	198
4.363% due 09/25/2035 ^~	3,004	2,911
4.460% due 05/25/2033 ~	31	31
6.500% due 10/25/2031	361	372
BCAP LLC Trust
2.644% due 11/26/2046 •	2,567	2,564
2.815% due 05/26/2035 •	766	761
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	13	13
3.578% due 03/25/2035 ~	26	25
3.950% due 04/25/2033 ~	910	919
4.035% due 02/25/2033 ~	106	98
4.172% due 08/25/2035 ^~	13,350	12,362

4.337% due 02/25/2033 ~		58	58
4.343% due 01/25/2035 ~		706	697
4.345% due 08/25/2033 ~		172	168
4.427% due 01/25/2035 ~		3	3
4.443% due 08/25/2035 ^~		2,160	1,963
4.490% due 08/25/2033 ~		503	505
4.498% due 10/25/2036 ^~		991	954
4.835% due 01/25/2034 ~		13	13
Bear Stearns ALT-A Trust
3.949% due 04/25/2035 ~		5,483	5,494
4.032% due 05/25/2035 ~		696	703
4.209% due 09/25/2035 ^~		1,951	1,621
4.740% due 09/25/2034 ~		510	505
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~		4,393	3,976
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.786% due 01/25/2035 •		563	557
Citigroup Mortgage Loan Trust
4.006% due 03/25/2036 ^~		4,569	4,508
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~		624	628
4.680% due 09/25/2035 •		32	32
Countrywide Alternative Loan Trust
2.906% due 06/25/2036 ^•		554	349
Countrywide Home Loan Mortgage Pass-Through Trust
4.667% due 02/20/2036 ^•		8,081	7,359
5.000% due 08/25/2019		22	22
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~		499	477
3.925% due 04/25/2034 ~		2,650	2,673
5.302% due 06/25/2032 ~		46	45
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.512% due 10/25/2033 ~		63	63
Credit Suisse Mortgage Capital Certificates
3.975% due 09/26/2047 ~		1,000	1,006
4.035% due 02/26/2036 ~		555	554
4.084% due 08/28/2036 ~		418	419
CSMCM Trust Certificates
4.080% due 07/25/2050 (a)		81,565	83,727
EMF-NL BV
0.682% due 07/17/2041 •	EUR	7,300	7,903
EMF-NL Prime BV
0.532% due 04/17/2041 •		3,000	2,647
Eurosail PLC
1.060% due 03/13/2045 •	GBP	1,169	1,460
1.067% due 12/10/2044 •		416	522
1.600% due 09/13/2045 •		529	674
1.850% (BP0003M + 0.950%) due 06/13/2045 ~		6,741	8,597
First Horizon Alternative Mortgage Securities Trust
4.092% due 09/25/2035 ^~		$445	428
4.225% due 09/25/2034 ~		166	164
First Horizon Mortgage Pass-Through Trust
4.009% due 02/25/2035 ~		132	133
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	921	1,024
2.931% due 06/18/2039 •		$9,739	9,385
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	26,115
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)		10,913	677
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~		614	626
4.327% due 07/25/2035 ~		875	770
4.431% due 09/25/2035 ~		70	71
4.494% due 09/25/2035 ~		8,347	8,583
6.000% due 03/25/2032		39	40
HarborView Mortgage Loan Trust
4.065% due 07/19/2035 ^~		3,080	2,921
IndyMac Mortgage Loan Trust
2.716% due 05/25/2046 •		2,060	1,969
JPMorgan Chase Commercial Mortgage Securities Trust
1.576% due 05/15/2045 ~(a)		30,588	1,331
JPMorgan Mortgage Trust
3.991% due 04/25/2037 ^~		464	388
4.366% due 08/25/2035 ^~		3,639	3,561
4.570% due 07/25/2035 ~		202	208
MASTR Adjustable Rate Mortgages Trust
4.438% due 11/21/2034 ~		150	155
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		108	105
Morgan Stanley Mortgage Loan Trust
2.766% due 04/25/2035 •		4,736	4,640
2.826% due 01/25/2035 •		604	591
3.937% due 08/25/2034 ~		391	368
5.500% due 11/25/2035		2,155	2,201

MortgageIT Trust
3.146% due 02/25/2035 •		657	654
Newgate Funding PLC
0.289% due 12/15/2050 •	EUR	1,666	1,830
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.786% due 12/25/2035 •		$4,766	4,413
Pepper Residential Securities Trust
2.950% due 08/13/2057 •	AUD	3,096	2,178
Prime Mortgage Trust
2.906% due 02/25/2034 •		$508	486
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		73	68
Structured Adjustable Rate Mortgage Loan Trust
4.232% due 02/25/2034 ~		49	49
Structured Asset Mortgage Investments Trust
2.766% due 03/25/2037 •		92	66
2.786% due 02/25/2036 ^•		2,370	2,244
3.130% due 09/19/2032 •		932	910
6.389% due 06/25/2029 ~		71	70
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.369% due 06/25/2033 ~		88	86
Suntrust Adjustable Rate Mortgage Loan Trust
4.496% due 01/25/2037 ^~		1,807	1,687
Thornburg Mortgage Securities Trust
3.966% due 12/25/2045 ^•		5,474	5,284
4.365% due 10/25/2045 •		9,516	8,982
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 10/25/2045 •		81	80
3.157% due 08/25/2046 •		72	67
3.246% due 11/25/2034 •		3,601	3,560
3.557% due 06/25/2042 •		597	578
3.849% due 01/25/2036 ~		237	236
6.000% due 06/25/2034		1,038	1,113
Washington Mutual Mortgage Pass-Through Certificates Trust
3.686% due 02/25/2033 ~		47	45
4.391% due 02/25/2033 ~		46	47
Wells Fargo Commercial Mortgage Trust
1.783% due 10/15/2045 ~(a)		87,387	4,748
Wells Fargo Mortgage-Backed Securities Trust
3.994% due 03/25/2035 ~		142	145
4.093% due 02/25/2035 ~		237	242
4.422% due 06/25/2034 ~		5,742	5,860
4.434% due 07/25/2036 ^~		3,266	3,265
4.503% due 06/25/2035 ~		13,241	13,585
4.607% due 03/25/2036 ~		3,557	3,620
4.607% due 03/25/2036 ^~		495	491
4.620% due 04/25/2036 ^~		530	529
4.662% due 04/25/2036 ^~		112	112
4.717% due 01/25/2035 ~		620	642
4.903% due 12/25/2033 ~		300	309
4.973% due 12/25/2034 ~		6,138	6,261
Wells Fargo-RBS Commercial Mortgage Trust
1.329% due 03/15/2044 ~(a)		103,729	2,601

Total Non-Agency Mortgage-Backed Securities (Cost $322,514)			332,199

ASSET-BACKED SECURITIES 11.7%
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •		828	828
3.206% due 04/25/2035 •		102	102
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.956% due 10/25/2035 •		5,955	5,975
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.006% due 09/25/2035 •		7,300	7,327
3.196% due 07/25/2035 •		1,899	1,906
3.856% due 02/25/2033 •		1,336	1,337
Asset-Backed Securities Corp. Home Equity Loan Trust
2.975% due 06/15/2031 •		4	4
Bear Stearns Asset-Backed Securities Trust
3.506% due 10/25/2037 •		8,739	8,768
3.506% due 11/25/2042 •		410	410
4.306% due 03/25/2043 •		2,079	2,077
CARDS Trust
2.805% due 04/17/2023 •		42,500	42,564
3.047% due 04/17/2023		42,500	42,521
Cent CLO Ltd.
3.506% due 10/15/2026 •		21,600	21,421
Centex Home Equity Loan Trust
3.126% due 09/25/2034 •		1,873	1,859
Chesapeake Funding LLC
2.825% due 08/15/2030 •		17,200	17,161
3.230% due 08/15/2030		14,700	14,771
Countrywide Asset-Backed Certificates
2.846% due 04/25/2036 •		1,604	1,606
2.926% due 01/25/2045 •		9,354	9,296

3.256% due 03/25/2034 •	2,024	2,032
Countrywide Asset-Backed Certificates Trust
3.226% due 07/25/2034 •	2,555	2,563
3.436% due 08/25/2035 •	119	120
Crown Point CLO Ltd.
3.389% due 07/17/2028 •	13,000	12,955
Discover Card Execution Note Trust
1.900% due 10/17/2022	14,407	14,213
Drug Royalty LP
5.286% due 07/15/2023 •	57	57
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	23,300	23,133
Edsouth Indenture LLC
3.656% due 09/25/2040 •	9,713	9,778
Enterprise Fleet Financing LLC
3.380% due 05/20/2024	21,600	21,694
EquiFirst Mortgage Loan Trust
2.986% due 01/25/2034 •	322	312
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •	21,800	21,649
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	14,849	14,831
3.050% due 12/15/2021	18,795	18,762
Figueroa CLO Ltd.
3.336% due 01/15/2027 •	21,500	21,485
First Franklin Mortgage Loan Asset-Backed Certificates
3.331% due 05/25/2034 •	2,222	2,189
First Franklin Mortgage Loan Trust
2.956% due 06/25/2036 •	1,105	1,109
3.226% due 05/25/2035 •	392	393
First NLC Trust
3.211% due 12/25/2035 •	2,983	3,002
Ford Credit Auto Owner Trust
2.440% due 01/15/2027	8,400	8,332
Fremont Home Loan Trust
2.566% due 01/25/2037 •	224	126
3.226% due 07/25/2035 •	204	204
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	21,500	21,402
GMF Floorplan Owner Revolving Trust
2.755% due 03/15/2022 •	17,300	17,263
3.130% due 03/15/2023	22,300	22,312
Gracechurch Card Funding PLC
2.855% due 07/15/2022 •	20,500	20,539
GSAMP Trust
2.576% due 12/25/2036 •	1,844	1,085
3.186% due 11/25/2034 •	155	155
3.376% due 11/25/2034 •	2,634	2,605
Hertz Fleet Lease Funding LP
2.887% due 05/10/2032 •	17,700	17,726
Home Equity Asset Trust
2.786% due 08/25/2036 •	17,810	17,653
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •	44	21
JPMorgan Mortgage Acquisition Corp.
2.686% due 02/25/2036 •	229	229
M360 Advisors LLC
4.395% due 07/24/2028	13,000	13,055
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •	3,146	3,152
Merrill Lynch Mortgage Investors Trust
2.816% due 08/25/2036 •	5,000	5,004
Mid-State Trust
4.864% due 07/15/2038	231	244
MMAF Equipment Finance LLC
2.920% due 07/12/2021	13,789	13,779
Morgan Stanley ABS Capital, Inc. Trust
3.211% due 12/25/2034 •	639	591
Morgan Stanley IXIS Real Estate Capital Trust
2.556% due 11/25/2036 •	17	8
Navient Private Education Loan Trust
2.805% due 12/15/2059 •	9,194	9,185
New Century Home Equity Loan Trust
2.836% due 02/25/2036 •	8,553	8,556
3.226% due 03/25/2035 •	2,002	1,932
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.996% due 05/25/2035 •	2,681	2,691
NovaStar Mortgage Funding Trust
2.826% due 05/25/2036 •	5,440	5,361
NYMT Residential LLC
4.000% due 03/25/2021 Ø	316	316
Option One Mortgage Loan Trust
3.241% due 08/25/2035 •	2,745	2,743
OSCAR U.S. Funding Trust LLC
2.437% due 08/12/2019	134	133
2.857% due 08/10/2021 •	18,300	18,313

3.150% due 08/10/2021		14,000	13,997
Palmer Square CLO Ltd.
3.466% due 08/15/2026 •		20,488	20,366
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •		22,700	22,606
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		80	81
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.346% due 01/25/2036 •		1,043	1,045
Penarth Master Issuer PLC
2.835% due 03/18/2022 •		21,500	21,469
2.905% due 09/18/2022 •		13,600	13,571
RAAC Trust
2.986% due 03/25/2037 •		2,237	2,241
3.206% due 03/25/2034 •		287	281
Renaissance Home Equity Loan Trust
3.206% due 08/25/2032 •		40	38
Residential Asset Securities Corp. Trust
3.181% due 09/25/2035 •		1,492	1,488
3.301% due 01/25/2035 •		584	585
3.331% due 07/25/2034 •		1,618	1,599
Santander Drive Auto Receivables Trust
2.730% due 04/15/2021		21,100	21,062
Saxon Asset Securities Trust
2.826% due 09/25/2047 •		4,206	4,168
3.110% due 03/25/2035 ^•		1,878	1,835
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•		3,364	1,159
2.636% due 05/25/2037 ^•		646	481
Securitized Term Auto Receivables Trust
3.060% due 02/25/2021		21,600	21,618
SLC Student Loan Trust
2.888% due 09/15/2026 •		14,474	14,453
2.898% due 03/15/2027 •		13,030	12,974
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	220	252
0.000% due 06/17/2024 •		227	259
0.239% due 12/15/2033 •		1,132	1,249
2.580% due 10/25/2024 •		$8,434	8,427
2.580% due 01/26/2026 •		9,839	9,809
2.610% due 01/25/2027 •		5,414	5,390
2.640% due 10/25/2029 •		25,721	25,605
2.990% due 04/25/2024 •		5,542	5,551
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		4,873	4,848
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027		6,958	6,942
Sound Point CLO Ltd.
3.359% due 01/20/2028 •		19,700	19,541
Soundview Home Loan Trust
2.566% due 11/25/2036 •		1,379	589
South Carolina Student Loan Corp.
3.738% due 09/03/2024 •		2,559	2,573
Structured Asset Investment Loan Trust
3.196% due 06/25/2035 •		718	719
3.211% due 03/25/2034 •		4,979	4,914
3.226% due 02/25/2035 •		3,415	3,428
3.406% due 09/25/2034 •		404	403
3.481% due 10/25/2033 •		2,470	2,468
Structured Asset Securities Corp.
3.166% due 02/25/2035 •		857	855
Structured Asset Securities Corp. Mortgage Loan Trust
3.181% due 11/25/2035 •		5,000	5,013
TICP CLO Ltd.
3.309% due 04/20/2028 •		25,600	25,344
Venture CDO Ltd.
2.699% due 01/20/2022 •		5,455	5,455
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		22,300	22,298
Westlake Automobile Receivables Trust
2.840% due 09/15/2021		22,896	22,865
WhiteHorse Ltd.
3.379% due 04/17/2027 •		13,600	13,532
Zais CLO Ltd.
3.586% due 04/15/2028 •		21,200	21,159

Total Asset-Backed Securities (Cost $950,727)			961,530

SOVEREIGN ISSUES 4.8%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	463,800	15,156
6.250% due 04/22/2019 (k)		$2,500	2,526
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	2,510	72
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (f)	BRL	1,022,326	259,864

Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	36,599
Korea Resources Corp.
2.250% due 04/29/2020		9,700	9,541
Provincia de Buenos Aires
53.677% due 04/12/2025 •(a)	ARS	28,931	659
Qatar Government International Bond
3.875% due 04/23/2023		$9,100	9,217
Spain Government International Bond
4.000% due 04/30/2020	EUR	49,800	60,414

Total Sovereign Issues (Cost $412,330)			394,048

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	1

Total Common Stocks (Cost $607)			1

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(d)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$43,300	43,326
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		21,600	21,606
3.324% (US0003M + 0.500%) due 09/24/2020 ~		25,000	25,006

			89,938

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
3.150% due 02/06/2019		6,200	6,180

REPURCHASE AGREEMENTS (j) 0.0%			290

SHORT-TERM NOTES 0.1%
Pepper Residential Securities Trust
2.955% due 03/16/2019 •		5,700	5,694
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019		4,864	4,862

			10,556

ARGENTINA TREASURY BILLS 0.2%
0.880% due 02/22/2019 - 05/31/2019 (e)(f)	ARS	588,629	16,721

GREECE TREASURY BILLS 0.2%
1.245% due 03/15/2019 (e)(f)	EUR	12,700	14,529

U.S. TREASURY BILLS 0.2%
2.355% due 01/03/2019 - 03/14/2019 (e)(f)(m)(o)		$15,137	15,089

Total Short-Term Instruments (Cost $154,575)		153,303

Total Investments in Securities (Cost $10,213,107)		10,246,440

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short Asset Portfolio	60,569,038	600,966
PIMCO Short-Term Floating NAV Portfolio III	275,224	2,720

Total Short-Term Instruments (Cost $608,776)		603,686

Total Investments in Affiliates (Cost $608,776)		603,686

Total Investments 132.5% (Cost $10,821,883)		$10,850,126
Financial Derivative Instruments (l)(n) 0.2% (Cost or Premiums, net $14,044)		15,032
Other Assets and Liabilities, net (32.7)%		(2,674,508)

Net Assets 100.0%		$8,190,650

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	05/07/2019	12/19/2018	$24,354	$24,162	0.30%
CIMIC Group Ltd.	1.000	07/03/2019	12/19/2018	1,505	1,493	0.02

				$25,859	$25,655	0.32%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$290	U.S. Treasury Notes 2.875% due 09/30/2023	$(296)	$290	$290

Total Repurchase Agreements						$(296)	$290	$290

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.750%	12/13/2018	01/14/2019		$(529,579)	$(530,388)
	2.950	12/31/2018	01/14/2019		(24,335)	(24,339)
BSN	2.510	12/26/2018	01/23/2019		(48,012)	(48,035)
IND	2.680	12/13/2018	01/14/2019		(521,073)	(521,849)
NOM	1.900	12/28/2018	TBD	(3)	(2,476)	(2,477)

Total Reverse Repurchase Agreements						$(1,127,088)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.7)%
Freddie Mac, TBA	4.000%	01/01/2049	$41,000	$(41,267)	$(41,800)
Freddie Mac, TBA	5.000	01/01/2049	300	(314)	(314)
Ginnie Mae, TBA	5.000	01/01/2049	331,000	(343,895)	(344,402)

Total Short Sales (4.7)%				$(385,476)	$(386,516)

(k)	Securities with an aggregate market value of $1,168,307 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(525,312) at a weighted average interest rate of 2.376%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	8,629	$8,629	$74	$122
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.625	02/22/2019	3,700	7,400	32	4
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.750	02/22/2019	1,465	2,930	12	2
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.875	02/22/2019	6,500	13,000	56	7
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	103.750	02/22/2019	4,804	4,804	41	5

					$215	$140

Total Purchased Options					$215	$140

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	9,520	$2,734,792	$178	$0	$(136)
90-Day Eurodollar March Futures	03/2019	5,881	1,430,406	234	0	0
90-Day Eurodollar September Futures	09/2019	2,545	619,326	1,771	63	0
Euro-Bund 10-Year Bond March Futures	03/2019	3,053	572,059	5,668	0	(665)
U.S. Treasury 2-Year Note March Futures	03/2019	20,289	4,307,608	28,424	2,853	0
U.S. Treasury 5-Year Note March Futures	03/2019	1,946	223,182	3,723	598	0

				$39,998	$3,514	$(801)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	3,373	$(822,422)	$(4,066)	$0	$(295)
90-Day Eurodollar June Futures	06/2020	3,618	(881,933)	(3,403)	8	(174)
90-Day Eurodollar March Futures	03/2020	862	(209,994)	(837)	0	(43)
90-Day Eurodollar September Futures	09/2020	4,591	(1,119,573)	(5,176)	0	(315)
Euro-BTP Italy Government Bond March Futures	03/2019	5,263	(742,963)	(21,776)	0	(378)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	2,504	(432,639)	(858)	603	0
U.S. Treasury 10-Year Note March Futures	03/2019	11,845	(1,445,275)	(32,493)	0	(4,497)
U.S. Treasury 30-Year Bond March Futures	03/2019	254	(37,084)	(1,693)	0	(119)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2020	3,724	(586,384)	(725)	59	(149)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	3,724	(586,592)	(674)	59	(119)
United Kingdom Long Gilt March Futures	03/2019	504	(79,124)	(656)	84	(257)

				$(72,357)	$813	$(6,346)

Total Futures Contracts				$(32,359)	$4,327	$(7,147)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.865%		$10,000	$198	$(132)	$66	$6	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146	EUR	18,400	(57)	50	(7)	5	0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		14,700	(116)	48	(68)	6	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		$16,400	(426)	229	(197)	3	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.128		34,100	309	(232)	77	0	0

							$(92)	$(37)	$(129)	$20	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$206,900	$6,993	$(3,734)	$3,259	$0	$(753)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		82,400	4,619	(1,500)	3,119	0	(308)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	126,000	1,971	(2,819)	(848)	0	(603)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	47,270,000	1,475	78	1,553	82	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		24,240,000	(1,392)	(2,328)	(3,720)	0	(30)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		4,840,000	(68)	(872)	(940)	0	(16)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		13,810,000	292	(5,771)	(5,479)	0	(45)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(1,036)	(1,082)	7	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	3,510,700	(45)	473	428	293	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020		3,309,900	0	450	450	277	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		2,383,300	271	(528)	(257)	0	(201)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		3,371,000	35	(250)	(215)	0	(283)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		789,100	0	(191)	(191)	0	(68)

							$14,105	$(18,028)	$(3,923)	$659	$(2,307)

Total Swap Agreements							$14,013	$(18,065)	$(4,052)	$679	$(2,307)

(m)

Securities with an aggregate market value of $5,204 and cash of $85,735 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	86,830		$2,133	$0	$(131)
	01/2019	CAD	41,039		30,820	752	0
	01/2019	EUR	7,493		8,554	0	(36)
	01/2019	MXN	1,103,113		54,351	0	(1,726)
	01/2019		$1,036	DKK	6,517	0	(36)
	02/2019	GBP	87,711		$111,762	123	(394)
BPS	01/2019	JPY	1,670,000		14,773	0	(466)
	01/2019	MXN	705,380		34,609	0	(1,249)
	01/2019		$31,213	CAD	41,792	0	(593)
	01/2019		42,892	MXN	887,198	2,208	0
	02/2019		55,595	JPY	6,241,200	1,524	0
	03/2019		23,918	SGD	32,667	93	0
	03/2019		24,872	TRY	141,908	933	0
	05/2019	ARS	13,010		$297	0	0
BRC	02/2019	EUR	2,854		3,257	0	(25)
	02/2019	GBP	103,805		133,069	479	0
	02/2019	JPY	19,684,800		175,207	0	(4,945)
	02/2019		$4,352	EUR	3,801	18	0
	02/2019		8,836	GBP	6,951	49	(6)
CBK	01/2019	AUD	32,470		$23,787	912	0
	01/2019	BRL	19,464		4,985	0	(37)
	01/2019	DKK	6,517		995	0	(5)
	01/2019	JPY	21,350,000		188,951	0	(5,965)
	01/2019	MXN	778,755		37,833	0	(1,754)
	01/2019		$5,023	BRL	19,464	0	(1)
	01/2019		52,463	TRY	343,068	11,895	0
	02/2019	EUR	193,024		$220,154	0	(1,798)
	02/2019	GBP	19,108		24,033	0	(374)
	02/2019	JPY	58,210,000		519,895	0	(12,711)
	02/2019	NOK	1,400		165	3	0
	02/2019		$4,857	EUR	4,222	7	(9)
	02/2019		617,083	JPY	69,684,100	20,570	0
	03/2019	KRW	292,560		$261	0	(2)
	03/2019		$70,778	SGD	96,563	194	0
	04/2019		1,003	DKK	6,517	5	0
DUB	01/2019	BRL	19,464		$5,023	1	0
	01/2019		$5,029	BRL	19,464	0	(7)
	02/2019	BRL	19,464		$5,020	7	0
FBF	04/2019	CNH	2,204		314	0	(7)
GLM	01/2019	ARS	309,601		7,900	0	(195)
	01/2019	AUD	35,851		25,558	302	0
	01/2019	BRL	19,900		5,136	1	0
	01/2019	MXN	550,224		26,761	0	(1,209)
	01/2019		$25,830	AUD	36,362	0	(214)
	01/2019		5,283	BRL	19,900	0	(149)
	02/2019	EUR	12,085		$13,861	1	(37)
	02/2019		$57,860	EUR	50,874	638	0
	02/2019		276,090	GBP	215,781	587	(1,061)
	04/2019	BRL	385,000		$101,302	2,619	0
HUS	01/2019		$4,629	ARS	180,521	78	0
	01/2019		188,620	JPY	21,350,000	6,296	0
	01/2019		34,207	MXN	702,224	1,435	0
	02/2019	EUR	9,229		$10,556	3	(58)
	02/2019	JPY	20,830,900		185,187	0	(5,455)
	02/2019		$67,953	EUR	59,624	607	0
	02/2019		154,968	JPY	17,520,500	5,340	0
	03/2019	EUR	17,100		$21,841	2,131	0
	03/2019	SGD	44,714		32,640	0	(224)
	03/2019	THB	57,166		1,737	0	(22)
	05/2019	AUD	34,769		24,817	277	0
	05/2019		$299	ARS	13,010	0	(1)
IND	01/2019		11,290	CHF	11,203	115	0
	02/2019		66,390	JPY	7,500,000	2,190	0
JPM	01/2019	ARS	93,690		$2,354	0	(89)
	01/2019	BRL	184,800		50,047	2,366	0
	01/2019		$47,881	BRL	184,800	0	(199)
	01/2019		1,732	MXN	35,274	60	0
	01/2019		1,351	TRY	8,814	302	0
	02/2019	EUR	2,084		$2,387	0	(9)
	02/2019	GBP	7,433		9,412	0	(83)
	02/2019	JPY	13,281,700		118,669	0	(2,883)
	02/2019	SEK	3,235		359	0	(7)
	02/2019	TRY	593,384		99,096	0	(10,148)
	02/2019		$25,058	JPY	2,809,200	652	0
	03/2019	SGD	61,073		$44,646	0	(242)
	04/2019	BRL	637,326		168,413	5,053	0
MSB	01/2019		139,600		36,028	9	0
	01/2019		$35,773	BRL	139,600	246	0
MYI	01/2019	JPY	135,000		$1,212	0	(22)
	02/2019		16,102,500		145,004	0	(2,305)
	07/2019	AUD	2,162		1,545	17	0
NGF	03/2019	INR	15,057		211	0	(4)
RBC	01/2019		$14,750	JPY	1,670,000	489	0
	02/2019		47,482	GBP	36,735	0	(561)
RYL	01/2019		1,192	JPY	135,000	41	0
SCX	01/2019		141,653	GBP	110,790	0	(383)
	01/2019		13,826	TRY	91,575	3,353	0
	02/2019	EUR	2,865		$3,274	0	(20)
	02/2019		$469	RUB	31,085	0	(25)
SOG	01/2019	CHF	11,583		$11,651	0	(142)
SSB	01/2019		$879	MXN	17,931	32	0
	03/2019	SGD	296		$216	0	(1)
UAG	02/2019	GBP	197,751		255,250	2,663	0

Total Forward Foreign Currency Contracts						$77,676	$(58,025)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	02/20/2019	$50,300	$(67)	$(107)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019	63,600	(99)	(173)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	22,900	(18)	(31)

Total Written Options						$(184)	$(311)

(o)

Securities with an aggregate market value of $9,467 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$56,815	$56,815
Corporate Bonds & Notes
Banking & Finance	0	2,375,554	0	2,375,554
Industrials	0	1,027,425	522	1,027,947
Specialty Finance	0	25,655	0	25,655
Utilities	0	182,125	0	182,125
U.S. Government Agencies	0	4,552,271	0	4,552,271
U.S. Treasury Obligations	0	184,992	0	184,992
Non-Agency Mortgage-Backed Securities	0	332,199	0	332,199
Asset-Backed Securities	0	961,530	0	961,530
Sovereign Issues	0	394,048	0	394,048
Common Stocks
Consumer Discretionary	1	0	0	1
Short-Term Instruments
Certificates of Deposit	0	89,938	0	89,938
Commercial Paper	0	6,180	0	6,180
Repurchase Agreements	0	290	0	290
Short-Term Notes	0	10,556	0	10,556
Argentina Treasury Bills	0	16,721	0	16,721
Greece Treasury Bills	0	14,529	0	14,529
U.S. Treasury Bills	0	15,089	0	15,089
	$1	$10,189,102	$57,337	$10,246,440

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$603,686	$0	$0	$603,686

Total Investments	$603,687	$10,189,102	$57,337	$10,850,126

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(386,516)	$0	$(386,516)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,327	819	0	5,146
Over the counter	0	77,676	0	77,676
	$4,327	$78,495	$0	$82,822

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,147)	(2,307)	0	(9,454)
Over the counter	0	(58,336)	0	(58,336)
	$(7,147)	$(60,643)	$0	$(67,790)

Total Financial Derivative Instruments	$(2,820)	$17,852	$0	$15,032

Totals	$600,867	$9,820,438	$57,337	$10,478,642
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.2% ¤
CORPORATE BONDS & NOTES 37.4%
BANKING & FINANCE 18.6%
AIG Global Funding
3.282% (US0003M + 0.460%) due 06/25/2021 ~	$900	$894
American Express Co.
3.700% due 11/05/2021	900	909
American Express Credit Corp.
2.375% due 05/26/2020	4,500	4,453
AvalonBay Communities, Inc.
3.625% due 10/01/2020	900	905
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~	900	899
Bank of America Corp.
2.600% due 01/15/2019	1,200	1,200
2.650% due 04/01/2019	3,500	3,496
3.300% due 01/11/2023	200	197
3.447% (US0003M + 0.650%) due 10/01/2021 ~	100	99
Boeing Capital Corp.
4.700% due 10/27/2019	1,176	1,191
Branch Banking & Trust Co.
1.450% due 05/10/2019	1,900	1,889
Capital One Financial Corp.
3.450% due 04/30/2021	1,000	998
Caterpillar Financial Services Corp.
1.350% due 05/18/2019	411	409
7.150% due 02/15/2019	1,900	1,909
Citibank N.A.
3.050% due 05/01/2020	1,400	1,398
Citigroup, Inc.
2.450% due 01/10/2020	300	298
Citizens Bank N.A.
2.500% due 03/14/2019	800	799
Goldman Sachs Group, Inc.
3.427% (US0003M + 0.750%) due 02/23/2023 ~	700	677
3.552% (US0003M + 0.730%) due 12/27/2020 ~	2,000	1,992
3.850% (US0003M + 1.360%) due 04/23/2021 ~	600	605
3.988% (US0003M + 1.200%) due 09/15/2020 ~	700	703
4.306% (US0003M + 1.600%) due 11/29/2023 ~	100	99
Harley-Davidson Financial Services, Inc.
3.146% (US0003M + 0.500%) due 05/21/2020 ~	1,100	1,099
3.647% (US0003M + 0.940%) due 03/02/2021 ~	900	899
John Deere Capital Corp.
1.950% due 01/08/2019	1,600	1,600
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~	900	880
3.411% (US0003M + 0.610%) due 06/18/2022 ~	900	891
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~	2,000	1,982
2.868% (US0003M + 0.250%) due 02/13/2020 ~	1,200	1,199
2.968% (US0003M + 0.230%) due 09/01/2020 ~	700	697
3.086% due 04/26/2021 •	600	598
KeyBank N.A.
3.350% due 06/15/2021	1,100	1,104
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,100	1,098
Morgan Stanley
2.450% due 02/01/2019	1,200	1,199
7.300% due 05/13/2019	1,100	1,117
New York Life Global Funding
2.150% due 06/18/2019	130	130
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	1,307	1,303
2.150% due 09/28/2020	500	486
2.350% due 03/04/2019	2,300	2,296
PNC Bank N.A.
2.250% due 07/02/2019	1,785	1,779
Private Export Funding Corp.
2.100% due 12/19/2019	2,500	2,481
2.650% due 02/16/2021	1,400	1,402
Regions Bank
3.118% (US0003M + 0.500%) due 08/13/2021 ~	900	884

Reliance Standard Life Global Funding
2.500% due 01/15/2020	2,800	2,773
State Street Corp.
3.540% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,809
Toyota Motor Credit Corp.
1.700% due 01/09/2019	1,400	1,400
1.700% due 02/19/2019	1,500	1,497
2.514% (US0003M + 0.100%) due 01/10/2020 ~	1,200	1,198
3.040% due 05/17/2022 •	900	890
U.S. Bank N.A.
2.737% (US0003M + 0.250%) due 07/24/2020 ~	900	898
2.828% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,096
3.050% due 07/24/2020	900	899
3.150% due 04/26/2021	1,500	1,502
Wells Fargo & Co.
2.100% due 07/26/2021	600	581
Wells Fargo Bank N.A.
2.977% (US0003M + 0.500%) due 07/23/2021 ~	1,800	1,790
3.389% (US0003M + 0.650%) due 12/06/2019 ~	900	902

		68,378

INDUSTRIALS 13.7%
AbbVie, Inc.
2.300% due 05/14/2021	1,100	1,075
2.900% due 11/06/2022	1,300	1,266
3.200% due 11/06/2022	1,000	986
Altria Group, Inc.
9.250% due 08/06/2019	2,393	2,474
Apple, Inc.
1.700% due 02/22/2019	3,100	3,094
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,100	1,072
3.452% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,086
BMW U.S. Capital LLC
1.500% due 04/11/2019	1,900	1,893
3.100% due 04/12/2021	900	891
Cisco Systems, Inc.
3.238% (US0003M + 0.500%) due 03/01/2019 ~	300	300
4.950% due 02/15/2019	1,400	1,403
Crown Castle Towers LLC
3.222% due 05/15/2042	800	788
Daimler Finance North America LLC
1.750% due 10/30/2019	1,900	1,875
3.048% (US0003M + 0.430%) due 02/12/2021 ~	1,100	1,089
eBay, Inc.
3.021% (US0003M + 0.480%) due 08/01/2019 ~	5,000	4,997
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,291
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,283
5.400% due 11/01/2020	1,900	1,969
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,000	980
Oracle Corp.
1.900% due 09/15/2021	1,400	1,359
5.000% due 07/08/2019	900	910
Philip Morris International, Inc.
1.625% due 02/21/2019	1,900	1,896
Phillips 66
3.289% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,088
QUALCOMM, Inc.
3.000% due 05/20/2022	1,000	984
Roche Holdings, Inc.
3.143% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,503
Ryder System, Inc.
2.650% due 03/02/2020	1,000	991
Southern Co.
2.350% due 07/01/2021	1,000	973
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	1,800	1,788
3.558% (US0003M + 0.940%) due 11/12/2021 ~	1,100	1,090
3.875% due 11/13/2020	1,800	1,809
4.000% due 11/12/2021	1,100	1,103

		50,306

UTILITIES 5.1%
AT&T, Inc.
2.300% due 03/11/2019	1,900	1,897
3.386% (US0003M + 0.950%) due 07/15/2021 ~	1,000	997
3.441% (US0003M + 0.670%) due 03/11/2019 ~	1,500	1,501
BellSouth LLC
4.333% due 04/26/2021	1,900	1,906

Commonwealth Edison Co.
2.150% due 01/15/2019	1,400	1,399
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	1,000	991
DTE Energy Co.
2.400% due 12/01/2019	400	396
Duke Energy Progress LLC
2.947% (US0003M + 0.180%) due 09/08/2020 ~	1,200	1,196
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	1,500	1,498
3.107% (US0003M + 0.400%) due 08/21/2020 ~	900	899
Ohio Power Co.
5.375% due 10/01/2021	300	317
PacifiCorp
5.500% due 01/15/2019	1,900	1,902
Public Service Co. of Oklahoma
4.400% due 02/01/2021	1,150	1,170
Union Electric Co.
6.700% due 02/01/2019	975	977
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,757

		18,803

Total Corporate Bonds & Notes (Cost $137,979)		137,487

U.S. GOVERNMENT AGENCIES 59.2%
Fannie Mae
2.956% due 10/25/2030 •	20	20
3.189% due 01/01/2035 •	42	43
3.253% due 07/01/2042 •	65	65
3.256% due 06/25/2040 •	1,144	1,163
3.303% due 09/01/2041 •	196	195
3.453% due 08/01/2030 •	43	43
3.500% due 07/01/2047 - 11/01/2047	13,800	13,826
3.625% due 01/01/2024 •	22	22
3.744% due 01/25/2040 •(a)	1,753	249
3.905% due 07/01/2035 •	29	30
4.000% due 01/25/2033 - 09/01/2048	39,108	39,912
4.230% due 12/01/2034 •	112	115
4.258% due 06/01/2035 •	432	458
4.293% due 05/01/2038 •	371	389
4.428% due 09/01/2028 •	14	15
4.490% due 11/01/2034 •	249	263
4.500% due 02/01/2020 - 06/01/2048	7,334	7,592
5.379% due 12/25/2042 ~	59	62
6.000% due 11/01/2022	9	9
8.000% due 11/25/2023	17	18
Fannie Mae, TBA
3.500% due 01/01/2049	4,000	4,001
4.000% due 01/01/2049 - 02/01/2049	81,400	82,949
4.500% due 02/01/2049	15,700	16,253
Freddie Mac
0.000% due 05/15/2037 (b)(c)	386	349
2.000% due 11/15/2026	1,277	1,252
2.699% due 12/15/2042 •	1,359	1,359
3.005% due 07/15/2041 •	758	765
3.156% due 02/25/2045 •	210	209
3.175% due 05/15/2037 •	316	321
3.995% due 04/15/2037 •(a)	1,538	236
4.000% due 08/01/2048	7,274	7,441
4.295% due 07/01/2035 •	43	45
5.752% due 08/15/2044 •	921	964
6.500% due 07/25/2043	464	528
8.500% due 06/01/2025	2	2
Ginnie Mae
2.734% due 06/20/2065 •	591	592
2.814% due 07/20/2067 •	3,174	3,184
2.914% due 03/20/2065 •	1,790	1,799
2.944% due 03/20/2065 •	1,780	1,790
3.084% due 10/20/2066 •	1,176	1,190
3.114% due 05/20/2066 •	705	714
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	92	95
3.164% due 04/20/2066 •	1,342	1,363
3.214% due 04/20/2066 •	1,183	1,203
3.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	63	63
3.625% due 04/20/2027 - 05/20/2027 •	74	76
3.628% due 09/20/2067 •	2,489	2,565
3.750% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	84	85
3.750% due 07/20/2030 •	44	45
5.000% due 09/20/2048	15,000	15,655

Ginnie Mae, TBA
5.000% due 01/01/2049	5,500	5,723

Total U.S. Government Agencies (Cost $216,196)		217,305

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022	3,119	3,019
0.625% due 04/15/2023	5,497	5,408

Total U.S. Treasury Obligations (Cost $8,413)		8,427

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	57	57
4.885% due 02/25/2045 •	91	92
Banc of America Funding Trust
4.356% due 05/25/2035 ~	431	452
Bear Stearns Adjustable Rate Mortgage Trust
4.035% due 02/25/2033 ~	6	5
4.337% due 02/25/2033 ~	3	3
4.479% due 02/25/2036 ^~	33	32
4.835% due 01/25/2034 ~	55	57
Bear Stearns ALT-A Trust
4.032% due 05/25/2035 ~	287	290
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	62	62
4.680% due 09/25/2035 •	60	60
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~	73	73
4.290% due 11/25/2034 ~	81	81
4.587% due 11/19/2033 ~	19	20
4.667% due 02/20/2036 ^•	343	312
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~	29	28
5.302% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates
3.975% due 09/26/2047 ~	99	100
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	904
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,004
GSR Mortgage Loan Trust
3.605% due 06/25/2034 ~	438	431
4.300% due 09/25/2035 ~	384	391
HomeBanc Mortgage Trust
2.746% due 07/25/2035 •	914	904
Impac CMB Trust
3.206% due 02/25/2036 •	872	863
JPMorgan Mortgage Trust
4.642% due 04/25/2035 ~	477	486
MASTR Adjustable Rate Mortgages Trust
4.438% due 11/21/2034 ~	583	599
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.315% due 08/15/2032 •	1,263	1,218
Merrill Lynch Mortgage Investors Trust
3.677% due 02/25/2035 ~	145	150
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,959
Prime Mortgage Trust
2.906% due 02/25/2034 •	26	24
RBSSP Resecuritization Trust
4.052% due 01/26/2036 •	317	320
4.212% due 12/25/2035 ~	355	364
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •	85	83
2.766% due 03/25/2037 •	254	181
3.130% due 09/19/2032 •	52	50
3.665% due 05/19/2035 •	1,017	990
6.389% due 06/25/2029 ~	44	44
WaMu Mortgage Pass-Through Certificates Trust
2.776% due 12/25/2045 •	89	88
2.796% due 10/25/2045 •	63	63
3.046% due 07/25/2045 •	78	78
3.227% due 01/25/2046 •	417	420
3.557% due 06/25/2042 •	24	23
Wells Fargo Mortgage-Backed Securities Trust
4.503% due 06/25/2035 ~	1,130	1,158
4.869% due 01/25/2035 ~	194	198

Total Non-Agency Mortgage-Backed Securities (Cost $15,536)		15,719

ASSET-BACKED SECURITIES 14.9%
Accredited Mortgage Loan Trust
3.206% due 04/25/2035 •	83	83

American Express Credit Account Master Trust
1.640% due 12/15/2021	1,800	1,792
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021	900	890
2.685% due 07/19/2021 •	974	973
Asset-Backed Securities Corp. Home Equity Loan Trust
3.700% due 08/15/2033 •	437	437
4.105% due 03/15/2032 •	151	153
Bear Stearns Asset-Backed Securities Trust
3.506% due 10/25/2037 •	284	285
Capital Auto Receivables Asset Trust
2.540% due 10/20/2020	958	957
Capital One Multi-Asset Execution Trust
2.905% due 02/15/2022 •	3,100	3,103
CarMax Auto Owner Trust
2.730% due 08/16/2021	1,823	1,819
Chesapeake Funding LLC
2.825% due 08/15/2030 •	1,500	1,497
3.230% due 08/15/2030	1,100	1,105
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •	16	10
Discover Card Execution Note Trust
1.900% due 10/17/2022	900	888
2.885% due 07/15/2021 •	1,900	1,900
Edsouth Indenture LLC
3.656% due 09/25/2040 •	392	395
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	1,249	1,247
3.050% due 12/15/2021	1,566	1,564
First Franklin Mortgage Loan Trust
3.226% due 05/25/2035 •	14	14
Ford Credit Auto Lease Trust
2.710% due 12/15/2020	3,649	3,642
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	1,900	1,886
2.735% due 05/15/2023 •	1,500	1,493
2.915% due 11/15/2021 •	1,900	1,902
Fremont Home Loan Trust
2.566% due 01/25/2037 •	8	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	33	33
GMF Floorplan Owner Revolving Trust
2.755% due 03/15/2022 •	1,800	1,796
2.835% due 03/15/2023 •	1,800	1,802
3.130% due 03/15/2023	1,800	1,801
GSAMP Trust
2.576% due 12/25/2036 •	58	34
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	1,500	1,505
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •	94	40
MMAF Equipment Finance LLC
2.920% due 07/12/2021	1,091	1,090
Navient Private Education Loan Trust
2.805% due 12/15/2059 •	522	521
Nelnet Student Loan Trust
4.327% due 11/25/2024 •	819	825
NYMT Residential LLC
4.000% due 03/25/2021 Ø	37	37
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •	267	268
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.586% due 03/25/2035 •	479	481
Santander Drive Auto Receivables Trust
2.730% due 04/15/2021	1,900	1,897
Santander Retail Auto Lease Trust
2.710% due 10/20/2020	730	729
2.740% due 10/20/2020 •	730	730
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	95	33
SLC Student Loan Trust
2.888% due 09/15/2026 •	439	438
SLM Student Loan Trust
2.580% due 10/25/2024 •	251	251
2.610% due 01/25/2027 •	939	935
2.990% due 04/25/2024 •	362	363
3.040% due 10/26/2026 •	44	44
3.258% due 12/15/2027 •	532	532
SMB Private Education Loan Trust
2.805% due 03/16/2026 •	975	975
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	272	271
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	1,590	1,587
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	2,013	1,996

Structured Asset Investment Loan Trust
3.481% due 10/25/2033 •	72	72
Westlake Automobile Receivables Trust
1.800% due 07/15/2020	1,011	1,008
2.240% due 12/15/2020	1,068	1,066
2.840% due 09/15/2021	1,623	1,620
World Omni Automobile Lease Securitization Trust
2.130% due 04/15/2020	1,100	1,093
2.590% due 11/16/2020	862	860

Total Asset-Backed Securities (Cost $54,810)		54,773

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 2.0%		7,460

SHORT-TERM NOTES 0.1%
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019	438	438

U.S. TREASURY BILLS 0.0%
2.379% due 03/07/2019 (c)(d)	67	66

Total Short-Term Instruments (Cost $7,965)		7,964

Total Investments in Securities (Cost $440,899)		441,675

	SHARES
INVESTMENTS IN AFFILIATES 13.8%
SHORT-TERM INSTRUMENTS 13.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%
PIMCO Short Asset Portfolio	5,091,245	50,515
PIMCO Short-Term Floating NAV Portfolio III	21,579	214

Total Short-Term Instruments (Cost $51,142)		50,729

Total Investments in Affiliates (Cost $51,142)		50,729

Total Investments 134.0% (Cost $492,041)		$492,404
Financial Derivative Instruments (g)(h) 0.0% (Cost or Premiums, net $597)		19
Other Assets and Liabilities, net (34.0)%		(125,023)

Net Assets 100.0%		$367,400

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$360	U.S. Treasury Notes 2.875% due 09/30/2023	$(368)	$360	$360
TDM	3.130	12/31/2018	01/02/2019	7,100	U.S. Treasury Notes 2.000% due 04/30/2024	(7,295)	7,100	7,101

Total Repurchase Agreements						$(7,663)	$7,460	$7,461

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.2)%
Ginnie Mae, TBA	5.000%	01/01/2049	$15,000	$(15,583)	$(15,607)

Total Short Sales (4.2)%				$(15,583)	$(15,607)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(2,212) at a weighted average interest rate of 2.210%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	286	$286	$3	$4
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	133.500	02/22/2019	102	102	1	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	135.000	02/22/2019	61	61	1	1
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	135.500	02/22/2019	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	137.500	02/22/2019	45	45	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.500	02/22/2019	50	100	0	0

Total Purchased Options					$5	$5

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	386	$93,885	$(367)	$0	$0
90-Day Eurodollar September Futures	09/2019	172	41,856	(36)	5	0
U.S. Treasury 2-Year Note March Futures	03/2019	827	175,582	1,189	116	0

				$786	$121	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	149	$(36,330)	$(158)	$0	$(13)
90-Day Eurodollar June Futures	06/2020	163	(39,733)	(145)	0	(7)
90-Day Eurodollar March Futures	03/2020	37	(9,014)	(36)	0	(2)
90-Day Eurodollar September Futures	09/2020	206	(50,236)	(237)	0	(14)
U.S. Treasury 5-Year Note March Futures	03/2019	132	(15,139)	(7)	5	(7)
U.S. Treasury 10-Year Note March Futures	03/2019	769	(93,830)	(2,205)	0	(300)
U.S. Treasury 30-Year Bond March Futures	03/2019	11	(1,606)	(73)	0	(5)

				$(2,861)	$5	$(348)

Total Futures Contracts				$(2,075)	$126	$(348)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.255%	$6,400	$78	$(53)	$25	$0	$0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2019	0.217	600	8	(6)	2	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.128	500	6	(5)	1	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.129	5,500	75	(50)	25	0	0

						$167	$(114)	$53	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$7,400	$235	$(118)	$117	$0	$(27)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,200	224	(66)	158	0	(16)

						$459	$(184)	$275	$0	$(43)

Total Swap Agreements						$626	$(298)	$328	$0	$(43)

Cash of $6,063 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SAL	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$69.000	01/07/2019	$2,300	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	72.000	01/07/2019	2,500	0	0

Total Purchased Options					$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$313	$279	$0

Total Swap Agreements						$(34)	$313	$279	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$68,378	$0	$68,378
Industrials	0	50,306	0	50,306
Utilities	0	18,803	0	18,803
U.S. Government Agencies	0	217,305	0	217,305
U.S. Treasury Obligations	0	8,427	0	8,427
Non-Agency Mortgage-Backed Securities	0	15,719	0	15,719
Asset-Backed Securities	0	54,773	0	54,773
Short-Term Instruments
Repurchase Agreements	0	7,460	0	7,460
Short-Term Notes	0	438	0	438
U.S. Treasury Bills	0	66	0	66
	$0	$441,675	$0	$441,675

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,729	$0	$0	$50,729

Total Investments	$50,729	$441,675	$0	$492,404

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,607)	$0	$(15,607)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	127	4	0	131
Over the counter	0	279	0	279
	$127	$283	$0	$410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(348)	$(43)	$0	$(391)

Total Financial Derivative Instruments	$(221)	$240	$0	$19

Totals	$50,508	$426,308	$0	$476,816

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%
Alphabet Holding Co., Inc.
6.022% (LIBOR03M + 3.500%) due 09/26/2024 ~		$99	$90
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,400	1,320
Apollo Aviation Securitization Equity Trust
4.212% due 11/15/2041 (k)		10,990	11,117
Aramark Services, Inc.
4.272% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	91
Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~		47	46
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~		4,134	3,990
Axalta Coating Systems U.S. Holdings, Inc.
4.553% (LIBOR03M + 1.750%) due 06/01/2024 ~		69	66
Beacon Roofing Supply, Inc.
4.682% (LIBOR03M + 2.250%) due 01/02/2025 ~		79	76
BWAY Holding Co.
5.658% (LIBOR03M + 3.250%) due 04/03/2024 ~		69	65
Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~		792	760
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		348	326
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		1,742	1,675
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		8,844	8,497
Concordia International Corp.
7.887% (LIBOR03M + 5.500%) due 09/06/2024 ~		1,393	1,328
Core & Main LP
5.707% - 5.738% (LIBOR03M + 3.000%) due 08/01/2024 ~		47	45
Cortes NP Acquisition Corp.
6.707% (LIBOR03M + 4.000%) due 11/30/2023 «~		75	69
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~		39	38
CSC Holdings LLC
4.955% (LIBOR03M + 2.500%) due 01/25/2026 ~		199	191
Dell International LLC
4.530% (LIBOR03M + 2.000%) due 09/07/2023 ~		4,269	4,111
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~		629	613
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~		2,127	1,989
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		5,551	5,200
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~		2,600	2,435
Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	4,000	4,509
6.272% (LIBOR03M + 3.750%) due 10/01/2025 ~		$3,200	3,002
Forest City Enterprises LP
6.383% (LIBOR03M + 4.000%) due 12/07/2025 «~		700	684
Gardner Denver, Inc.
5.272% (LIBOR03M + 2.750%) due 07/30/2024 ~		668	647
Gates Global LLC
5.272% (LIBOR03M + 2.750%) due 04/01/2024 ~		825	786
Genworth Holdings, Inc.
6.955% (LIBOR03M + 4.500%) due 03/07/2023 «~		50	49
Gray Television, Inc.
TBD% due 11/02/2025		500	484
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~		4,007	3,866
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(c)		26,357	17,626
TBD% due 07/30/2019 ^(c)		2,620	1,758
Intelsat Jackson Holdings S.A.
6.256% (LIBOR03M + 3.750%) due 11/27/2023 ~		1,118	1,087
6.625% due 01/02/2024		225	223
IRB Holding Corp.
5.682% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~		99	95
Kinetic Concepts, Inc.
6.053% (LIBOR03M + 3.250%) due 02/02/2024 ~		4,748	4,582
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~		1,058	1,013

Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~		700	683
McDermott Technology Americas, Inc.
7.522% (LIBOR03M + 5.000%) due 05/12/2025 ~		3,418	3,198
Meredith Corp.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		71	69
Messer Industrie GmbH
TBD% due 10/01/2025		600	575
MH Sub LLC
6.254% (LIBOR03M + 3.750%) due 09/13/2024 ~		168	160
Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		200	197
Multi Color Corp.
4.522% (LIBOR03M + 2.000%) due 10/31/2024 «~		28	26
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		3,788	3,466
Neiman Marcus Group Ltd. LLC
5.630% (LIBOR03M + 3.250%) due 10/25/2020 ~		7,309	6,231
Nielsen Finance LLC
4.387% (LIBOR03M + 2.000%) due 10/04/2023 ~		98	95
Parexel International Corp.
5.272% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	90
PetSmart, Inc.
5.380% (LIBOR03M + 3.000%) due 03/11/2022 ~		955	757
Post Holdings, Inc.
4.510% (LIBOR03M + 2.000%) due 05/24/2024 ~		42	40
Qatar National Bank SAQ
3.516% due 12/22/2020		2,100	2,083
RPI Finance Trust
4.522% (LIBOR03M + 2.000%) due 03/27/2023 ~		70	68
SBA Senior Finance LLC
4.530% (LIBOR03M + 2.000%) due 04/11/2025 ~		100	96
Sequa Mezzanine Holdings LLC
7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~		12,036	11,494
11.520% (LIBOR03M + 9.000%) due 04/28/2022 «~		1,572	1,509
Sigma Bidco BV
3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	1,000	1,115
Sprint Communications, Inc.
5.063% (LIBOR03M + 2.500%) due 02/02/2024 ~		$983	941
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		274	261
SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~		687	652
Starfruit Finco B.V
3.750% (EUR003M + 3.750%) due 10/01/2025 ~	EUR	1,000	1,132
5.599% (LIBOR03M + 3.250%) due 10/01/2025 «~		$1,300	1,222
Syniverse Holdings, Inc.
7.455% (LIBOR03M + 5.000%) due 03/09/2023 «~		89	78
Tronox Blocked Borrower LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		22	22
Tronox Finance LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~		52	51
Unitymedia Finance LLC
4.705% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	97
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	400	456
Univision Communications, Inc.
5.272% (LIBOR03M + 2.750%) due 03/15/2024 ~		$1,009	917
Valeant Pharmaceuticals International, Inc.
5.129% (LIBOR03M + 2.750%) due 11/27/2025 ~		541	513
5.379% (LIBOR03M + 3.000%) due 06/02/2025 ~		343	330
West Corp.
6.527% (LIBOR03M + 4.000%) due 10/10/2024 ~		76	70
Wyndham Hotels & Resorts, Inc.
4.272% (LIBOR03M + 1.750%) due 05/30/2025 ~		200	192
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		4,680	4,659

Total Loan Participations and Assignments (Cost $134,134)			128,094

CORPORATE BONDS & NOTES 41.8%
BANKING & FINANCE 18.8%
ABN AMRO Bank NV
2.450% due 06/04/2020		4,000	3,953
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		9,900	9,896
AerCap Ireland Capital DAC
3.500% due 05/26/2022		1,360	1,320
4.450% due 10/01/2025		5,800	5,517
4.500% due 05/15/2021		800	803
4.625% due 10/30/2020		1,754	1,767
4.625% due 07/01/2022		1,000	1,004
5.000% due 10/01/2021		3,450	3,506

Air Lease Corp.
2.500% due 03/01/2021		7,675	7,486
3.500% due 01/15/2022		4,038	3,976
Aircastle Ltd.
5.125% due 03/15/2021		2,140	2,176
5.500% due 02/15/2022		1,368	1,401
7.625% due 04/15/2020		210	220
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	120
Ally Financial, Inc.
3.500% due 01/27/2019		$5,660	5,659
3.750% due 11/18/2019		1,614	1,612
4.125% due 03/30/2020		4,980	4,940
4.250% due 04/15/2021		2,742	2,701
7.500% due 09/15/2020		510	530
8.000% due 03/15/2020		930	965
8.000% due 11/01/2031		510	568
Ambac LSNI LLC
7.803% due 02/12/2023 •		5,456	5,483
American International Group, Inc.
5.750% due 04/01/2048 •		364	318
American Tower Corp.
2.250% due 01/15/2022		548	525
3.000% due 06/15/2023		236	227
3.300% due 02/15/2021		405	403
3.500% due 01/31/2023		1,200	1,180
5.050% due 09/01/2020		600	615
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,460	1,583
Assurant, Inc.
4.200% due 09/27/2023		$164	165
Athene Holding Ltd.
4.125% due 01/12/2028		110	100
Aviation Capital Group LLC
2.875% due 01/20/2022		2,966	2,872
7.125% due 10/15/2020		200	210
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		6,882	6,590
5.500% due 01/15/2023		2,692	2,618
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		74	73
4.350% due 04/20/2028		406	385
5.000% due 04/20/2048		236	208
Axis Bank Ltd.
3.250% due 05/21/2020		200	198
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(i)	EUR	15,800	18,098
Banco do Brasil S.A.
6.000% due 01/22/2020		$900	922
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		150	150
Banco Santander S.A.
3.848% due 04/12/2023		200	195
6.250% due 09/11/2021 •(i)	EUR	600	676
Bank of America Corp.
3.472% (US0003M + 0.650%) due 06/25/2022 ~		$1,840	1,817
3.541% (US0003M + 0.790%) due 03/05/2024 ~		290	282
5.875% due 03/15/2028 •(i)		7,025	6,404
Bank of China Ltd.
1.875% due 03/01/2019		4,500	4,494
3.788% (US0003M + 1.050%) due 03/01/2019 ~		17,350	17,364
Bank of Ireland
7.375% due 06/18/2020 •(i)	EUR	5,975	7,159
Banque PSA Finance S.A.
5.750% due 04/04/2021		$82	85
Barclays Bank PLC
7.625% due 11/21/2022 (j)		3,000	3,114
14.000% due 06/15/2019 •(i)	GBP	8,325	11,128
Barclays PLC
3.125% due 01/17/2024		600	756
3.250% due 01/17/2033		400	451
4.009% (US0003M + 1.380%) due 05/16/2024 ~		$1,600	1,525
4.046% (US0003M + 1.430%) due 02/15/2023 ~		2,000	1,925
4.338% due 05/16/2024 •		1,500	1,460
4.610% due 02/15/2023 •		2,000	1,984
4.972% due 05/16/2029 •		400	387
5.875% due 09/15/2024 •(i)	GBP	600	694
6.500% due 09/15/2019 •(i)	EUR	3,890	4,355
7.000% due 09/15/2019 •(i)	GBP	4,870	6,088
7.250% due 03/15/2023 •(i)		1,540	1,966
7.750% due 09/15/2023 •(i)(j)		$8,890	8,574
7.875% due 09/15/2022 •(i)	GBP	200	256
8.000% due 12/15/2020 •(i)	EUR	12,681	15,432
BNP Paribas S.A.
4.400% due 08/14/2028		$1,000	979
7.000% due 08/16/2028 •(i)(j)		400	381

7.625% due 03/30/2021 •(i)(j)		1,800	1,838
BOC Aviation Ltd.
3.000% due 03/30/2020		700	696
3.609% (US0003M + 1.050%) due 05/02/2021 ~		550	553
3.947% (US0003M + 1.125%) due 09/26/2023 ~		800	798
Boston Properties LP
3.200% due 01/15/2025		74	71
BPCE S.A.
12.500% due 09/30/2019 •(i)		800	850
Brighthouse Financial, Inc.
3.700% due 06/22/2027		90	76
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,588
Brookfield Finance, Inc.
3.900% due 01/25/2028		188	178
4.700% due 09/20/2047		340	314
Capital One Financial Corp.
3.450% due 04/30/2021		1,000	998
CBL & Associates LP
5.950% due 12/15/2026		78	60
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020		400	398
CIT Group, Inc.
4.125% due 03/09/2021		178	176
5.000% due 08/15/2022		2,500	2,472
5.000% due 08/01/2023		998	981
5.250% due 03/07/2025		84	82
Citigroup, Inc.
3.190% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	14,210	10,038
3.437% (US0003M + 0.950%) due 07/24/2023 ~		$380	371
3.450% (US0003M + 0.960%) due 04/25/2022 ~		290	286
4.168% (US0003M + 1.430%) due 09/01/2023 ~		570	571
CNH Industrial Capital LLC
3.875% due 10/15/2021		20	20
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	570	760
Columbia Property Trust Operating Partnership LP
3.650% due 08/15/2026		$670	629
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)	EUR	14,135	16,630
6.625% due 06/29/2021 •(i)		8,800	10,976
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		$250	246
3.750% due 04/24/2023		250	245
Credit Suisse AG
5.750% due 09/18/2025 •	EUR	700	859
6.500% due 08/08/2023 (j)		$1,000	1,046
Credit Suisse Group AG
3.574% due 01/09/2023		500	488
7.250% due 09/12/2025 •(i)(j)		600	567
7.500% due 07/17/2023 •(i)(j)		1,400	1,368
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		8,800	8,707
3.750% due 03/26/2025		4,500	4,311
Crown Castle International Corp.
2.250% due 09/01/2021		660	638
3.200% due 09/01/2024		36	34
3.400% due 02/15/2021		900	900
3.650% due 09/01/2027		194	180
CTR Partnership LP
5.250% due 06/01/2025		66	64
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	4,400	4,910
0.335% (EUR003M + 0.650%) due 09/10/2021 ~		2,500	2,760
1.875% due 02/28/2020	GBP	7,300	9,187
2.700% due 07/13/2020		$222	216
3.150% due 01/22/2021		8,200	7,929
3.406% (US0003M + 0.970%) due 07/13/2020 ~		1,070	1,042
3.766% (US0003M + 1.290%) due 02/04/2021 ~		1,520	1,479
4.250% due 10/14/2021		5,120	5,009
Digital Realty Trust LP
3.700% due 08/15/2027		15	14
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		421	438
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	2,083	2,249
EPR Properties
4.750% due 12/15/2026		$112	111
4.950% due 04/15/2028		316	313
Equinix, Inc.
2.875% due 03/15/2024	EUR	400	458
2.875% due 02/01/2026		400	436
ERP Operating LP
3.500% due 03/01/2028		$104	101
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		186	179

FCE Bank PLC
0.184% due 08/26/2020 •	EUR	1,500	1,685
0.869% due 09/13/2021		3,900	4,339
1.114% due 05/13/2020		300	344
1.660% due 02/11/2021		800	918
1.875% due 06/24/2021		4,000	4,574
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •		4,690	5,019
0.114% due 05/14/2021 •		3,970	4,352
2.343% due 11/02/2020		$600	577
2.459% due 03/27/2020		2,400	2,350
2.989% (US0003M + 0.430%) due 11/02/2020 ~		400	389
3.157% due 08/04/2020		1,750	1,715
3.200% due 01/15/2021		550	533
3.305% (US0003M + 0.880%) due 10/12/2021 ~		1,000	960
3.566% (US0003M + 0.790%) due 06/12/2020 ~		300	296
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,490	1,397
6.750% due 03/15/2022		8,375	8,427
Freedom Mortgage Corp.
8.250% due 04/15/2025		40	34
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	150	164
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$200	193
3.373% due 11/15/2025		700	623
4.418% due 11/15/2035		1,300	1,097
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	114	147
5.875% due 11/04/2020		24	32
General Motors Financial Co., Inc.
0.240% due 03/26/2022 •	EUR	1,950	2,146
0.364% due 05/10/2021 •		2,300	2,567
3.200% due 07/13/2020		$1,900	1,877
3.550% due 04/09/2021		166	164
GLP Capital LP
5.250% due 06/01/2025		340	338
5.300% due 01/15/2029		982	964
Goldman Sachs Group, Inc.
3.618% (US0003M + 1.110%) due 04/26/2022 ~		3,150	3,116
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		279	266
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		200	200
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		3,200	3,145
Howard Hughes Corp.
5.375% due 03/15/2025		729	689
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,380
3.640% (US0003M + 1.000%) due 05/18/2024 ~		600	585
4.292% due 09/12/2026 •		7,500	7,413
4.583% due 06/19/2029 •		1,600	1,589
4.750% due 07/04/2029 •(i)	EUR	1,800	1,868
5.875% due 09/28/2026 •(i)	GBP	4,900	5,990
6.000% due 09/29/2023 •(i)	EUR	2,730	3,318
6.250% due 03/23/2023 •(i)(j)		$900	845
6.500% due 03/23/2028 •(i)(j)		1,570	1,429
Hudson Pacific Properties LP
3.950% due 11/01/2027		52	48
Hunt Cos., Inc.
6.250% due 02/15/2026		60	51
Industrial & Commercial Bank of China Ltd.
3.341% (US0003M + 0.750%) due 11/08/2020 ~		315	315
3.548% (US0003M + 0.770%) due 12/14/2020 ~		565	565
3.581% (US0003M + 0.875%) due 11/29/2019 ~		5,270	5,282
ING Bank NV
2.500% due 10/01/2019		5,100	5,077
ING Groep NV
3.797% (US0003M + 1.000%) due 10/02/2023 ~		1,200	1,189
4.100% due 10/02/2023		1,800	1,801
4.550% due 10/02/2028		1,200	1,189
International Lease Finance Corp.
5.875% due 08/15/2022		130	136
8.250% due 12/15/2020		3,300	3,551
8.625% due 01/15/2022		2,000	2,225
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		6,180	6,133
iStar, Inc.
4.625% due 09/15/2020		22	21
5.250% due 09/15/2022		85	80
Jefferies Finance LLC
6.875% due 04/15/2022		2,000	1,955
7.250% due 08/15/2024		200	186
7.375% due 04/01/2020		6,000	6,007

John Deere Capital Corp.
2.588% (US0003M + 0.180%) due 01/07/2020 ~		375	375
JPMorgan Chase & Co.
3.390% (US0003M + 0.900%) due 04/25/2023 ~		860	849
3.717% (US0003M + 1.230%) due 10/24/2023 ~		480	480
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	8,781	524
Kennedy Wilson Europe Real Estate Ltd.
3.950% due 06/30/2022	GBP	13,120	16,633
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$202	190
Life Storage LP
3.875% due 12/15/2027		494	471
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		800	799
Lloyds Bank PLC
2.700% due 08/17/2020		4,100	4,048
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	2,050	2,503
4.000% due 03/07/2025	AUD	1,000	705
4.050% due 08/16/2023		$1,600	1,582
4.375% due 03/22/2028		400	380
4.550% due 08/16/2028		1,400	1,349
7.000% due 06/27/2019 •(i)	GBP	13,032	16,649
7.500% due 06/27/2024 •(i)(j)		$600	580
7.500% due 09/27/2025 •(i)(j)		4,800	4,645
7.625% due 06/27/2023 •(i)	GBP	5,060	6,651
7.875% due 06/27/2029 •(i)		2,708	3,711
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$14,810	14,819
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	594
MetLife, Inc.
5.875% due 03/15/2028 •(i)		42	40
Mizuho Bank Ltd.
2.400% due 03/26/2020		200	198
Mizuho Financial Group, Inc.
3.771% (US0003M + 1.000%) due 09/11/2024 ~		9,100	9,094
3.922% due 09/11/2024 •		8,300	8,393
Morgan Stanley
3.887% (US0003M + 1.400%) due 10/24/2023 ~		290	289
MPT Operating Partnership LP
5.250% due 08/01/2026		2,140	2,028
Nationstar Mortgage LLC
6.500% due 07/01/2021		600	586
Nationwide Building Society
3.766% due 03/08/2024 •		5,700	5,491
4.302% due 03/08/2029 •		5,600	5,275
6.875% due 06/20/2019 •(i)	GBP	11,000	14,170
Natwest Markets PLC
0.084% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	10,950	12,490
0.625% due 03/02/2022		12,990	14,463
1.125% due 06/14/2023		3,440	3,831
Navient Corp.
4.875% due 06/17/2019		$15,841	15,791
5.000% due 10/26/2020		250	240
5.875% due 03/25/2021		7,520	7,229
6.500% due 06/15/2022		3,648	3,404
6.625% due 07/26/2021		925	895
7.250% due 01/25/2022		6,750	6,539
8.000% due 03/25/2020		12,090	12,315
Newmark Group, Inc.
6.125% due 11/15/2023		484	477
NTT Finance Corp.
1.900% due 07/21/2021		4,800	4,631
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		130	131
4.500% due 01/15/2025		400	395
4.950% due 04/01/2024		1,000	1,017
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		52	52
Physicians Realty LP
3.950% due 01/15/2028		111	105
Poly Real Estate Finance Ltd.
5.250% due 04/25/2019		1,300	1,307
Provident Funding Associates LP
6.375% due 06/15/2025		30	27
QNB Finance Ltd.
4.015% (US0003M + 1.570%) due 07/18/2021 ~		1,800	1,811
4.068% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,594
Realogy Group LLC
4.500% due 04/15/2019		2,000	1,997
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	8,250	9,279
2.500% due 03/22/2023		2,100	2,456
3.498% due 05/15/2023 •		$593	571

3.875% due 09/12/2023		2,100	2,015
4.086% (US0003M + 1.470%) due 05/15/2023 ~		478	464
4.519% due 06/25/2024 •		1,700	1,670
5.076% due 01/27/2030 •		3,000	2,900
7.500% due 08/10/2020 •(i)(j)		8,850	8,784
8.000% due 08/10/2025 •(i)(j)		1,500	1,500
8.625% due 08/15/2021 •(i)(j)		5,777	5,994
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	112
3.700% due 03/28/2022		52	51
4.400% due 07/13/2027		78	74
4.450% due 12/03/2021		6,590	6,708
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	3,100	3,808
3.373% due 01/05/2024 •		$1,000	950
3.571% due 01/10/2023		22,555	21,608
3.823% due 11/03/2028 •		1,700	1,540
4.796% due 11/15/2024 •		11,100	11,033
6.750% due 06/24/2024 •(i)	GBP	3,496	4,387
7.375% due 06/24/2022 •(i)		4,150	5,324
Santander UK PLC
3.358% (US0003M + 0.620%) due 06/01/2021 ~		$200	198
3.400% due 06/01/2021		4,200	4,181
SBA Tower Trust
3.156% due 10/10/2045		1,300	1,288
3.168% due 04/09/2047		500	494
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (k)		3,300	3,300
Siam Commercial Bank PCL
3.500% due 04/07/2019		2,000	2,002
SL Green Operating Partnership LP
3.250% due 10/15/2022		792	766
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		4,500	4,367
4.125% due 07/15/2023		800	804
Societe Generale S.A.
2.625% due 09/16/2020		2,800	2,767
6.750% due 04/06/2028 •(i)(j)		400	341
7.375% due 10/04/2023 •(i)(j)		3,200	2,988
Society of Lloyd’s
4.750% due 10/30/2024	GBP	400	533
Springleaf Finance Corp.
5.250% due 12/15/2019		$4,631	4,654
5.625% due 03/15/2023		2,600	2,405
6.000% due 06/01/2020		320	322
6.125% due 05/15/2022		5,148	5,018
6.875% due 03/15/2025		3,100	2,782
7.750% due 10/01/2021		2,400	2,418
8.250% due 12/15/2020		18,850	19,557
Standard Chartered PLC
3.558% (US0003M + 1.150%) due 01/20/2023 ~		700	695
4.247% due 01/20/2023 •		1,330	1,319
Starwood Property Trust, Inc.
4.750% due 03/15/2025		139	125
Stearns Holdings LLC
9.375% due 08/15/2020		3,200	3,024
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	3,100	3,854
STORE Capital Corp.
4.500% due 03/15/2028		$106	103
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	474	697
TP ICAP PLC
5.250% due 01/26/2024		2,100	2,508
UBS AG
7.625% due 08/17/2022 (j)		$3,400	3,629
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •		258	248
4.125% due 09/24/2025		900	895
UDR, Inc.
3.500% due 01/15/2028		50	47
4.625% due 01/10/2022		13	13
UniCredit SpA
7.830% due 12/04/2023		11,400	11,938
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	835	1,166
6.542% due 03/30/2021		1,318	1,750
7.395% due 03/28/2024		2,956	4,134
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$56	52
4.875% due 06/01/2026		670	671
Volkswagen Bank GmbH
0.109% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	900	1,013
0.625% due 09/08/2021		3,100	3,527
Volkswagen Financial Services AG
0.750% due 10/14/2021		500	569

Volkswagen Leasing GmbH
0.132% due 07/06/2021 •		1,100	1,239
Vornado Realty LP
3.500% due 01/15/2025		$66	64
WEA Finance LLC
2.700% due 09/17/2019		200	199
Wells Fargo & Co.
2.625% due 07/22/2022		250	241
3.597% (US0003M + 1.110%) due 01/24/2023 ~		2,886	2,860
Wells Fargo Bank N.A.
2.977% (US0003M + 0.500%) due 07/23/2021 ~		1,100	1,094
3.325% due 07/23/2021 •		2,500	2,498
Welltower, Inc.
3.950% due 09/01/2023		218	219
4.250% due 04/15/2028		263	261
WeWork Cos., Inc.
7.875% due 05/01/2025		276	246
Weyerhaeuser Co.
4.700% due 03/15/2021		100	103
WPC Eurobond BV
2.125% due 04/15/2027	EUR	300	330
2.250% due 04/09/2026		1,000	1,133

			850,452

INDUSTRIALS 20.2%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	11,000	13,067
4.249% due 07/31/2043		6,492	8,440
AbbVie, Inc.
2.300% due 05/14/2021		$38	37
2.900% due 11/06/2022		9,040	8,804
3.375% due 11/14/2021		1,608	1,608
3.750% due 11/14/2023		688	685
4.250% due 11/14/2028		123	120
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,680	2,612
2.600% due 06/15/2022		1,500	1,456
Aetna, Inc.
2.750% due 11/15/2022		2,300	2,208
Afren PLC
10.250% due 04/08/2019 ^(c)		2,830	12
Air Canada Pass-Through Trust
3.700% due 07/15/2027		46	44
ALROSA Finance S.A.
7.750% due 11/03/2020		2,100	2,221
Altice Financing S.A.
5.250% due 02/15/2023	EUR	28,500	33,011
6.625% due 02/15/2023		$9,200	8,855
Altice France S.A.
5.625% due 05/15/2024	EUR	200	232
5.875% due 02/01/2027		2,900	3,300
6.250% due 05/15/2024		$500	468
7.375% due 05/01/2026		2,900	2,668
8.125% due 02/01/2027		9,300	8,788
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,500	2,677
American Airlines Group, Inc.
5.500% due 10/01/2019		$8,000	8,060
American Airlines Pass-Through Trust
3.350% due 04/15/2031		68	64
Andeavor Logistics LP
3.500% due 12/01/2022		578	560
4.250% due 12/01/2027		26	25
5.500% due 10/15/2019		3,670	3,701
Anthem, Inc.
2.500% due 11/21/2020		200	197
Arrow Electronics, Inc.
3.250% due 09/08/2024		215	201
3.500% due 04/01/2022		2,600	2,567
Associated Materials LLC
9.000% due 01/01/2024		2,100	2,037
Autodesk, Inc.
3.125% due 06/15/2020		200	199
AutoNation, Inc.
3.350% due 01/15/2021		600	596
Bacardi Ltd.
4.450% due 05/15/2025		2,000	1,977
4.700% due 05/15/2028		2,400	2,312
Baidu, Inc.
3.875% due 09/29/2023		300	299
BAT Capital Corp.
2.297% due 08/14/2020		1,734	1,693
2.764% due 08/15/2022		4,340	4,103

BAT International Finance PLC
2.750% due 06/15/2020	1,377	1,353
3.250% due 06/07/2022	596	573
3.500% due 06/15/2022	1,048	1,026
Bausch Health Cos., Inc.
5.500% due 11/01/2025	30	28
6.500% due 03/15/2022	21,852	22,050
7.000% due 03/15/2024	163	165
Bayer U.S. Finance LLC
2.750% due 07/15/2021	568	554
3.000% due 10/08/2021	600	587
3.452% (US0003M + 0.630%) due 06/25/2021 ~	1,800	1,777
3.500% due 06/25/2021	700	695
BC Unlimited Liability Co.
4.250% due 05/15/2024	289	267
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	1,904	1,841
Broadcom Corp.
2.200% due 01/15/2021	2,210	2,138
2.375% due 01/15/2020	2,600	2,568
3.000% due 01/15/2022	4,558	4,386
3.625% due 01/15/2024	2,252	2,133
3.875% due 01/15/2027	2,700	2,428
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~	360	357
3.418% (US0003M + 0.630%) due 03/15/2021 ~	1,362	1,336
Canadian Natural Resources Ltd.
3.450% due 11/15/2021	1,230	1,222
Canadian Pacific Railway Co.
4.500% due 01/15/2022	90	93
CCO Holdings LLC
5.250% due 09/30/2022	250	248
Celanese U.S. Holdings LLC
4.625% due 11/15/2022	2,680	2,757
Celgene Corp.
2.250% due 08/15/2021	1,000	970
3.250% due 08/15/2022	250	246
3.550% due 08/15/2022	200	198
Charter Communications Operating LLC
3.579% due 07/23/2020	3,250	3,247
4.191% (US0003M + 1.650%) due 02/01/2024 ~	1,022	1,005
4.200% due 03/15/2028	218	205
4.464% due 07/23/2022	3,042	3,073
4.500% due 02/01/2024	260	260
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	700	698
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	1,812	1,801
3.326% (US0003M + 0.890%) due 07/15/2023 ~	3,000	2,956
3.400% due 09/17/2021	24,570	24,529
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	7,993	8,023
7.625% due 03/15/2020	7,166	7,038
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	72	67
Comcast Corp.
3.038% (US0003M + 0.630%) due 04/15/2024 ~	3,634	3,553
3.127% (US0003M + 0.330%) due 10/01/2020 ~	3,562	3,546
3.237% (US0003M + 0.440%) due 10/01/2021 ~	1,364	1,352
Community Health Systems, Inc.
5.125% due 08/01/2021	8,839	8,242
6.250% due 03/31/2023	8,367	7,635
8.625% due 01/15/2024	4,672	4,625
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	2,500	2,494
3.800% due 10/22/2021	5,500	5,505
Constellation Brands, Inc.
2.250% due 11/06/2020	500	491
3.209% (US0003M + 0.700%) due 11/15/2021 ~	900	890
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020	123	123
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(c)	1,200	0
9.250% due 06/30/2020 ^(c)	2,300	0
Covidien International Finance S.A.
3.200% due 06/15/2022	1,650	1,646
Cox Communications, Inc.
3.250% due 12/15/2022	400	391
CSC Holdings LLC
8.625% due 02/15/2019	1,400	1,407
CSN Resources S.A.
6.500% due 07/21/2020	140	136
CVS Pass-Through Trust
7.507% due 01/10/2032	83	96
D.R. Horton, Inc.
4.375% due 09/15/2022	660	668

DAE Funding LLC
4.000% due 08/01/2020		20,363	19,905
4.500% due 08/01/2022		4,243	4,084
5.000% due 08/01/2024		530	514
5.250% due 11/15/2021		2,762	2,724
5.750% due 11/15/2023		1,880	1,866
Daimler Finance North America LLC
2.200% due 10/30/2021		1,800	1,737
3.875% due 09/15/2021		600	604
Danone S.A.
2.077% due 11/02/2021		200	193
2.589% due 11/02/2023		600	571
3.000% due 06/15/2022		1,200	1,179
Dell International LLC
4.420% due 06/15/2021		10,495	10,490
6.020% due 06/15/2026		800	805
Dell, Inc.
5.875% due 06/15/2019		1,700	1,713
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		474	502
7.750% due 06/17/2021		46	48
Delta Air Lines, Inc.
2.600% due 12/04/2020		7,830	7,701
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		810	778
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,923	2,817
Discovery Communications LLC
2.750% due 11/15/2019		20	20
2.800% due 06/15/2020		4,877	4,826
2.950% due 03/20/2023		51	49
3.950% due 03/20/2028		67	62
DISH DBS Corp.
5.125% due 05/01/2020		15,910	15,751
6.750% due 06/01/2021		5,210	5,169
7.875% due 09/01/2019		21,509	21,999
DJO Finance LLC
8.125% due 06/15/2021		8,300	8,570
Dolphin Energy Ltd. LLC
5.888% due 06/15/2019		202	203
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		300	296
DP World Ltd.
2.375% due 09/25/2026	EUR	400	452
4.250% due 09/25/2030	GBP	300	379
DXC Technology Co.
4.750% due 04/15/2027		$40	40
eBay, Inc.
2.600% due 07/15/2022		5,650	5,466
3.800% due 03/09/2022		2,400	2,412
EMC Corp.
2.650% due 06/01/2020		4,376	4,204
Energy Transfer Operating LP
4.150% due 10/01/2020		7,030	7,074
4.200% due 09/15/2023		296	292
4.650% due 06/01/2021		640	651
4.950% due 06/15/2028		430	422
5.200% due 02/01/2022		1,050	1,079
6.000% due 06/15/2048		70	68
9.000% due 04/15/2019		407	414
Energy Transfer Partners LP
5.000% due 10/01/2022		1,900	1,940
5.750% due 09/01/2020		1,030	1,057
5.875% due 03/01/2022		380	396
Enterprise Products Operating LLC
3.500% due 02/01/2022		226	227
5.200% due 09/01/2020		300	309
EQT Corp.
2.500% due 10/01/2020		700	685
3.567% (US0003M + 0.770%) due 10/01/2020 ~		142	138
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		544	538
3.600% due 08/15/2021		122	122
ERAC USA Finance LLC
2.600% due 12/01/2021		1,290	1,256
3.300% due 10/15/2022		700	686
4.500% due 08/16/2021		900	919
5.250% due 10/01/2020		1,565	1,615
Eurofins Scientific SE
2.250% due 01/27/2022	EUR	1,100	1,271
Exela Intermediate LLC
10.000% due 07/15/2023		$124	119
Express Scripts Holding Co.
3.050% due 11/30/2022		600	581
Fidelity National Information Services, Inc.
2.250% due 08/15/2021		300	290

Flex Ltd.
4.625% due 02/15/2020		220	221
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		200	206
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		90	90
5.750% due 02/15/2021		708	730
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		5,900	5,842
4.850% due 06/01/2021		170	176
General Electric Co.
0.375% due 05/17/2022	EUR	310	335
2.200% due 01/09/2020		$156	154
3.100% due 01/09/2023		182	170
3.450% due 05/15/2024		32	30
4.375% due 09/16/2020		18	18
5.000% due 01/21/2021 •(i)		6,046	4,633
5.550% due 05/04/2020		163	166
5.550% due 01/05/2026		439	430
5.875% due 01/14/2038		84	81
6.150% due 08/07/2037		14	14
6.875% due 01/10/2039		28	29
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		1,478	1,456
3.200% due 04/16/2021		68	68
Georgia-Pacific LLC
5.400% due 11/01/2020		390	404
Greene King Finance PLC
4.064% due 03/15/2035	GBP	3,033	4,113
5.106% due 03/15/2034		4,883	7,116
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~		$100	100
3.166% due 02/27/2019 ~		1,000	1,000
HCA, Inc.
4.500% due 02/15/2027		100	95
4.750% due 05/01/2023		500	494
6.500% due 02/15/2020		90	92
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,710
3.500% due 10/05/2021		4,700	4,716
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		430	414
Hyundai Capital America
3.601% due 09/18/2020 •		890	887
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)		7,704	5,200
9.000% due 03/01/2021 ^(c)		16,722	11,287
9.000% due 09/15/2022 ^(c)		400	268
10.625% due 03/15/2023 ^(c)		1,040	702
11.250% due 03/01/2021 ^(c)		7,720	5,059
IHS Markit Ltd.
4.000% due 03/01/2026		15	14
5.000% due 11/01/2022		200	203
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,800	2,759
3.750% due 07/21/2022		2,990	2,968
Incitec Pivot Finance LLC
6.000% due 12/10/2019		106	108
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		800	812
5.710% due 11/15/2023		600	611
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		680	588
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,750	2,406
8.000% due 02/15/2024		9,365	9,669
8.500% due 10/15/2024		3,345	3,261
9.750% due 07/15/2025		116	117
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		5,240	4,795
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020		500	500
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		580	581
3.750% due 10/01/2021		900	906
4.000% due 03/15/2022		1,066	1,076
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	109
3.250% due 03/15/2025		100	113
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021		$730	707
3.551% due 05/25/2021		3,450	3,447
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	308
Komatsu Finance America, Inc.
2.118% due 09/11/2020		600	588

2.437% due 09/11/2022		540	520
Kraft Heinz Foods Co.
2.800% due 07/02/2020		2,154	2,136
3.188% (US0003M + 0.570%) due 02/10/2021 ~		850	843
3.500% due 06/06/2022		1,100	1,092
3.500% due 07/15/2022		5,673	5,595
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,178	1,135
Marathon Oil Corp.
2.700% due 06/01/2020		1,606	1,583
2.800% due 11/01/2022		4,732	4,448
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		429	416
Masco Corp.
3.500% due 04/01/2021		290	289
5.950% due 03/15/2022		84	89
McCormick & Co., Inc.
3.900% due 07/15/2021		2,080	2,100
MGM Resorts International
5.250% due 03/31/2020		20	20
6.625% due 12/15/2021		570	586
6.750% due 10/01/2020		3,036	3,127
8.625% due 02/01/2019		875	880
Microchip Technology, Inc.
3.922% due 06/01/2021		3,800	3,772
Midea Investment Development Co. Ltd.
2.375% due 06/03/2019		800	797
Mitchells & Butlers Finance PLC
3.238% (US0003M + 0.450%) due 12/15/2030 ~		7,495	6,972
Molson Coors Brewing Co.
2.100% due 07/15/2021		2,410	2,325
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		3,445	3,303
NetApp, Inc.
3.300% due 09/29/2024		24	23
3.375% due 06/15/2021		370	369
Netflix, Inc.
3.625% due 05/15/2027	EUR	700	779
4.625% due 05/15/2029		1,500	1,692
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021		$5,000	5,063
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	198
Nokia Oyj
4.375% due 06/12/2027		41	38
NXP BV
4.875% due 03/01/2024		4,800	4,827
5.350% due 03/01/2026		4,100	4,175
5.550% due 12/01/2028		2,100	2,154
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (f)(i)		690	12
0.000% due 01/31/2019 (f)(i)		230	4
ONEOK Partners LP
3.375% due 10/01/2022		1,400	1,376
ONGC Videsh Ltd.
3.250% due 07/15/2019		200	200
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,412	1,278
Owens Corning
4.200% due 12/15/2022		2,300	2,286
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		1,640	1,661
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		9,998	9,648
4.500% due 03/15/2023		1,667	1,563
5.250% due 08/15/2022		5,588	5,427
5.500% due 02/15/2024		1,740	1,683
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		200	197
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		400	397
3.375% due 02/01/2022		1,520	1,504
Pernod Ricard S.A.
4.250% due 07/15/2022		1,800	1,827
4.450% due 01/15/2022		600	612
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		3,300	499
5.500% due 04/12/2037 ^(c)		4,350	674
6.000% due 05/16/2024 ^(c)		1,410	219
6.000% due 11/15/2026 ^(c)		3,434	517
9.000% due 11/17/2021 ^(c)		100	19
9.750% due 05/17/2035 ^(c)		840	160
Petroleos Mexicanos
6.500% due 03/13/2027		190	179
6.750% due 09/21/2047		70	58

Petronas Capital Ltd.
5.250% due 08/12/2019		1,500	1,520
PetSmart, Inc.
5.875% due 06/01/2025		118	86
Philip Morris International, Inc.
2.375% due 08/17/2022		600	577
Pioneer Natural Resources Co.
3.950% due 07/15/2022		170	171
QVC, Inc.
3.125% due 04/01/2019		4,000	3,991
4.375% due 03/15/2023		1,800	1,729
4.850% due 04/01/2024		30	29
RAC Bond Co. PLC
4.565% due 05/06/2046	GBP	4,000	5,020
Radiate Holdco LLC
6.875% due 02/15/2023		$150	137
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		300	306
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		9,000	8,648
3.384% (US0003M + 0.560%) due 06/24/2022 ~		1,300	1,278
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,275	1,429
6.250% due 05/15/2026		$577	558
6.875% due 11/15/2026	EUR	200	212
Reynolds American, Inc.
3.250% due 06/12/2020		$550	547
4.000% due 06/12/2022		450	445
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,357	1,355
Rockies Express Pipeline LLC
5.625% due 04/15/2020		800	804
6.000% due 01/15/2019		1,300	1,301
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		22	21
Rockwell Collins, Inc.
2.800% due 03/15/2022		13,100	12,742
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,300	3,401
6.250% due 03/15/2022		2,200	2,315
Sands China Ltd.
4.600% due 08/08/2023		1,000	996
5.125% due 08/08/2025		1,400	1,389
5.400% due 08/08/2028		1,800	1,743
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,609
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$50	43
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		1,110	1,074
Sky Ltd.
3.125% due 11/26/2022		200	197
SoftBank Group Corp.
4.000% due 04/20/2023	EUR	2,150	2,543
Southern Co.
2.350% due 07/01/2021		$1,475	1,435
3.104% (US0003M + 0.490%) due 02/14/2020 ~		8,600	8,587
Spirit Issuer PLC
6.582% due 03/28/2025	GBP	1,575	2,031
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$413	408
4.738% due 09/20/2029		2,000	1,967
5.152% due 09/20/2029		6,200	6,107
Starfruit Finco BV
6.500% due 10/01/2026	EUR	300	319
Stryker Corp.
1.125% due 11/30/2023		7,600	8,825
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		$400	405
Sunoco LP
4.875% due 01/15/2023		118	115
Suntory Holdings Ltd.
2.550% due 06/28/2022		200	192
Syngenta Finance NV
3.698% due 04/24/2020		2,100	2,085
3.933% due 04/23/2021		6,800	6,710
4.441% due 04/24/2023		5,900	5,691
4.892% due 04/24/2025		200	189
5.182% due 04/24/2028		2,600	2,417
T-Mobile USA, Inc.
4.750% due 02/01/2028		51	46
Takeda Pharmaceutical Co. Ltd.
0.784% (EUR003M + 1.100%) due 11/21/2022 ~	EUR	2,600	2,970
1.125% due 11/21/2022		1,300	1,501
3.800% due 11/26/2020		$4,400	4,428
4.000% due 11/26/2021		7,850	7,962

Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	47
Telefonica Emisiones S.A.
5.462% due 02/16/2021		352	365
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	182
Tenet Healthcare Corp.
4.625% due 07/15/2024		264	246
6.000% due 10/01/2020		480	488
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		7,400	7,202
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	3,300	3,695
1.700% due 07/19/2019		$200	197
2.200% due 07/21/2021		32,804	30,171
3.250% due 04/15/2022	EUR	1,000	1,157
Texas Eastern Transmission LP
4.125% due 12/01/2020		$400	403
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		500	496
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		246	245
4.700% due 05/01/2020		90	92
Time Warner Cable LLC
5.000% due 02/01/2020		902	915
Times Square Hotel Trust
8.528% due 08/01/2026		225	260
Transocean Pontus Ltd.
6.125% due 08/01/2025		40	39
Triumph Group, Inc.
4.875% due 04/01/2021		684	617
5.250% due 06/01/2022		132	115
TTX Co.
2.600% due 06/15/2020		250	247
UAL Pass-Through Trust
6.636% due 01/02/2024		1,182	1,231
United Group BV
4.375% due 07/01/2022	EUR	13,550	15,436
4.875% due 07/01/2024		7,945	8,964
United Technologies Corp.
3.100% due 06/01/2022		$1,500	1,470
3.279% (US0003M + 0.650%) due 08/16/2021 ~		620	618
3.650% due 08/16/2023		986	983
4.125% due 11/16/2028		906	901
Univision Communications, Inc.
5.125% due 05/15/2023		2,237	2,013
5.125% due 02/15/2025		10,404	9,156
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	190	208
ViaSat, Inc.
5.625% due 09/15/2025		$60	55
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	121
VMware, Inc.
2.300% due 08/21/2020		$10,240	10,032
2.950% due 08/21/2022		13,670	13,040
3.900% due 08/21/2027		5,380	4,783
VOC Escrow Ltd.
5.000% due 02/15/2028		128	119
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~		6,700	6,657
3.558% (US0003M + 0.940%) due 11/12/2021 ~		6,700	6,637
3.875% due 11/13/2020		6,700	6,734
4.000% due 11/12/2021		6,700	6,718
Volkswagen International Finance NV
4.000% due 08/12/2020		170	171
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		5,310	5,292
Warner Media LLC
3.400% due 06/15/2022		1,100	1,086
4.000% due 01/15/2022		300	304
Western Digital Corp.
4.750% due 02/15/2026		712	620
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	415
2.750% due 01/20/2024 •		400	411
3.125% due 01/20/2025		200	205
5.000% due 01/20/2026		$200	166
WPP Finance
4.750% due 11/21/2021		6,600	6,726
Wyndham Destinations, Inc.
3.900% due 03/01/2023		2,458	2,266
4.250% due 03/01/2022		34	33
5.400% due 04/01/2024		639	612
5.750% due 04/01/2027		2,507	2,310

Yara International ASA
4.750% due 06/01/2028		454	454
Yellowstone Energy LP
5.750% due 12/31/2026 «		2,247	2,389
ZF North America Capital, Inc.
4.000% due 04/29/2020		1,350	1,344
4.500% due 04/29/2022		550	538
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	783
3.375% due 11/30/2021		100	99
3.554% (US0003M + 0.750%) due 03/19/2021 ~		780	773

			918,059

SPECIALTY FINANCE 0.5%
CIMIC Group Ltd.
1.000% due 02/04/2019 (k)	AUD	33,049	23,214

UTILITIES 2.3%
American Electric Power Co., Inc.
2.150% due 11/13/2020		$850	833
American Transmission Systems, Inc.
5.250% due 01/15/2022		400	421
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		497	496
3.488% (US0003M + 0.750%) due 06/01/2021 ~		5,356	5,324
3.956% (US0003M + 1.180%) due 06/12/2024 ~		1,393	1,352
4.900% due 08/15/2037		430	403
5.000% due 03/01/2021		2,608	2,698
Baltimore Gas & Electric Co.
3.500% due 11/15/2021		300	302
BellSouth LLC
4.333% due 04/26/2021		9,700	9,730
BG Energy Capital PLC
4.000% due 10/15/2021		900	913
British Transco International Finance BV
0.000% due 11/04/2021 (f)		300	268
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		200	199
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		200	198
CNOOC Finance Ltd.
4.250% due 01/26/2021		200	203
Duke Energy Corp.
2.400% due 08/15/2022		900	865
3.050% due 08/15/2022		700	687
3.550% due 09/15/2021		400	401
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		400	417
Emera U.S. Finance LP
2.700% due 06/15/2021		262	255
Enable Midstream Partners LP
4.950% due 05/15/2028		227	215
Entergy Corp.
4.000% due 07/15/2022		880	888
5.125% due 09/15/2020		330	337
Eversource Energy
2.750% due 03/15/2022		266	260
Exelon Corp.
5.150% due 12/01/2020		400	409
Fortis, Inc.
2.100% due 10/04/2021		400	385
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		500	492
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	2,094
8.625% due 04/28/2034		300	372
9.250% due 04/23/2019		2,900	2,943
IPALCO Enterprises, Inc.
3.450% due 07/15/2020		520	520
ITC Holdings Corp.
2.700% due 11/15/2022		490	474
LG&E & KU Energy LLC
3.750% due 11/15/2020		1,665	1,672
Majapahit Holding BV
7.750% due 01/20/2020		2,380	2,480
8.000% due 08/07/2019		800	823
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/2023		1,300	1,300
Niagara Mohawk Power Corp.
2.721% due 11/28/2022		500	490
NiSource, Inc.
2.650% due 11/17/2022		550	527
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		882	852

Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	1,756	999
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	32	30
ONEOK, Inc.
4.250% due 02/01/2022	210	212
4.550% due 07/15/2028	326	324
5.200% due 07/15/2048	260	250
Pacific Gas & Electric Co.
2.450% due 08/15/2022	1,019	908
2.950% due 03/01/2026	336	278
3.250% due 09/15/2021	101	94
3.250% due 06/15/2023	36	32
3.300% due 12/01/2027	200	164
3.500% due 10/01/2020	412	395
3.750% due 02/15/2024	27	24
3.750% due 08/15/2042	140	105
4.250% due 05/15/2021	470	447
4.250% due 08/01/2023	830	773
Petrobras Global Finance BV
5.999% due 01/27/2028	451	426
6.125% due 01/17/2022	648	667
7.375% due 01/17/2027	750	772
8.750% due 05/23/2026	350	393
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	200	199
Plains All American Pipeline LP
3.650% due 06/01/2022	500	491
Progress Energy, Inc.
4.400% due 01/15/2021	2,077	2,117
Public Service Enterprise Group, Inc.
2.650% due 11/15/2022	1,200	1,156
Rio Oil Finance Trust
8.200% due 04/06/2028	400	420
9.250% due 07/06/2024	1,008	1,080
9.750% due 01/06/2027	187	205
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	200	198
Southern California Edison Co.
3.650% due 03/01/2028	30	29
5.750% due 04/01/2035	58	63
6.000% due 01/15/2034	18	20
6.650% due 04/01/2029	134	150
Southern Co. Gas Capital Corp.
3.500% due 09/15/2021	350	350
Sprint Capital Corp.
6.900% due 05/01/2019	16,813	16,960
Sprint Communications, Inc.
6.000% due 11/15/2022	1,000	984
7.000% due 03/01/2020	7,600	7,809
7.000% due 08/15/2020	8,260	8,477
Sprint Corp.
7.125% due 06/15/2024	1,000	994
7.250% due 09/15/2021	7,340	7,531
7.625% due 03/01/2026	328	325
7.875% due 09/15/2023	400	411
Tampa Electric Co.
2.600% due 09/15/2022	2,300	2,232
Telstra Corp. Ltd.
4.800% due 10/12/2021	1,700	1,767
Transocean Phoenix Ltd.
7.750% due 10/15/2024	39	39
Transocean Proteus Ltd.
6.250% due 12/01/2024	8	8

		104,806

Total Corporate Bonds & Notes (Cost $1,952,220)		1,896,531

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	200	248

Total Convertible Bonds & Notes (Cost $363)		248

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	49
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	220

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	27
7.350% due 07/01/2035	20	22
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	360	344

		738

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(c)	10	5
5.250% due 07/01/2037 ^(c)	60	33
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(c)	20	11
5.700% due 07/01/2023 ^(c)	100	54
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(c)	40	22
6.000% due 07/01/2039 ^(c)	30	16
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)	95	51
5.750% due 07/01/2041 ^(c)	100	54
6.500% due 07/01/2040 ^(c)	15	8
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)	225	120
5.500% due 07/01/2039 ^(c)	300	161

		535

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	950	966

Total Municipal Bonds & Notes (Cost $1,998)		2,239

U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
2.665% due 09/25/2042 •	10	10
3.500% due 09/01/2047 - 10/01/2048	120,585	120,670
3.500% due 03/01/2048 (m)	32,162	32,184
4.000% due 05/01/2048	593	605
4.749% due 09/01/2037 •	2,145	2,238
6.000% due 04/25/2043	7	8
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	242,800	242,756
4.000% due 01/01/2049 - 02/01/2049	133,903	136,454
Ginnie Mae
2.755% due 12/16/2026 •	24	24
Ginnie Mae, TBA
5.000% due 01/01/2049	69,000	71,794

Total U.S. Government Agencies (Cost $599,603)		606,743

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	949
3.000% due 08/15/2048	90	90
U.S. Treasury Inflation Protected Securities (h)
0.750% due 07/15/2028	30,828	30,199
U.S. Treasury Notes
1.875% due 01/31/2022 (o)(q)	24,600	24,167
2.125% due 08/15/2021 (m)(o)(q)	72,800	72,147
2.125% due 07/31/2024 (m)(q)	4,900	4,795
2.500% due 01/31/2025 (m)(q)	23,130	23,048

Total U.S. Treasury Obligations (Cost $157,810)		155,395

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust
4.106% due 11/25/2035 ^~	151	127
4.119% due 10/25/2035 ^~	418	393
4.392% due 08/25/2035 ~	268	265
American Home Mortgage Assets Trust
2.631% due 03/25/2047 •	5,471	5,007
2.696% due 12/25/2046 ^•	9,062	7,745
3.097% due 10/25/2046 •	5,470	4,827
American Home Mortgage Investment Trust
2.956% due 09/25/2035 •	2,086	2,004
4.635% due 12/25/2035 •	10,559	4,772
Ashford Hospitality Trust
3.705% due 04/15/2035 •	5,000	4,957
4.555% due 04/15/2035 •	5,000	4,938
BAMLL Re-REMIC Trust
5.930% due 06/17/2050 ~	2,358	2,322

Banc of America Commercial Mortgage Trust
6.034% due 02/10/2051 ~		1,288	1,302
Banc of America Funding Trust
3.847% due 05/20/2036 ^~		169	160
3.971% due 06/25/2034 ~		23	23
4.407% due 09/20/2035 ^~		89	82
5.888% due 04/25/2037 ^Ø		200	173
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.520% due 10/10/2045 ~		3,492	3,532
Banc of America Mortgage Trust
4.369% due 01/25/2036 ^~		49	44
4.449% due 11/20/2046 ^~		534	518
5.500% due 12/25/2020		25	25
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)		13,400	177
3.155% due 02/15/2033 •		5,185	5,195
3.505% due 02/15/2033 •		1,800	1,788
3.705% due 02/15/2033 •		1,300	1,289
4.505% due 02/15/2033 •		900	892
5.555% due 02/15/2033 •		5,800	5,755
BCAP LLC Trust
3.738% due 03/27/2036 ~		1,063	910
4.194% due 10/26/2037 ~		3,897	3,932
6.000% due 04/25/2037		3,027	2,446
6.500% due 06/26/2037 ~		8,321	4,044
Bear Stearns Adjustable Rate Mortgage Trust
4.343% due 01/25/2035 ~		8	8
Cascade Funding Mortgage Trust
4.000% due 10/25/2068 «~		5,518	5,546
CD Mortgage Trust
5.648% due 10/15/2048		2,173	2,236
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •		3,320	3,272
3.805% due 02/15/2037 •		1,320	1,295
4.755% due 02/15/2037 •		3,250	3,197
Chase Mortgage Finance Trust
4.171% due 02/25/2037 ~		150	152
5.500% due 12/25/2022 ^		752	532
Citigroup Commercial Mortgage Trust
3.555% due 07/15/2030 •		3,834	3,832
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^		94	93
Civic Mortgage LLC
3.892% due 06/25/2022 Ø		2,876	2,873
4.349% due 11/25/2022 Ø		381	381
Countrywide Alternative Loan Trust
2.666% due 07/25/2036 •		9,960	9,593
2.670% due 07/20/2046 ^•		161	123
2.676% due 11/25/2036 •		1,191	1,148
2.676% due 06/25/2046 •		164	158
2.686% due 04/25/2046 •		2,523	2,230
2.750% due 09/20/2046 •		1,111	630
2.906% due 02/25/2036 •		253	194
2.980% due 11/20/2035 ^•		71	31
3.537% due 11/25/2047 ^•		2,000	1,733
5.500% due 03/25/2036 ^		65	48
6.000% due 03/25/2036 ^		625	486
6.000% due 05/25/2037 ^		562	400
Countrywide Asset-Backed Certificates
3.226% due 11/25/2035 •		858	852
Countrywide Home Loan Mortgage Pass-Through Trust
2.833% due 04/25/2035 ~		195	179
3.871% due 02/20/2036 ^~		87	74
5.500% due 11/25/2035 ^		68	59
Countrywide Home Loan Reperforming REMIC Trust
2.866% due 03/25/2035 ^•		1,263	1,169
Credit Suisse Commercial Mortgage Trust
5.724% due 01/15/2049 ~		15,000	19,626
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~		51	49
5.100% due 08/15/2038 ~		395	398
6.000% due 01/25/2036 ^		293	261
Credit Suisse Mortgage Capital Trust
3.405% due 02/15/2031 •		4,200	4,185
CSMCM Trust Certificates
4.080% due 07/25/2050 (a)		23,547	24,171
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.656% due 03/25/2037 ^•		407	372
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^Ø		129	120
5.886% due 10/25/2036 ^Ø		129	120
Downey Savings & Loan Association Mortgage Loan Trust
2.780% due 10/19/2036 ^•		367	280
Dragon Finance BV
1.911% due 07/13/2023 •	GBP	3,288	4,023

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	251	283
Eurosail PLC
1.600% due 09/13/2045 •	GBP	3,018	3,645
First Horizon Asset Securities, Inc.
4.462% due 02/25/2036 ~		$115	109
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		156	117
GMAC Commercial Mortgage Securities, Inc.
4.806% due 05/10/2043		1,003	1,014
GS Mortgage Securities Trust
5.730% due 07/15/2031 •		1,400	1,399
GSR Mortgage Loan Trust
4.039% due 11/25/2035 ~		26	26
HarborView Mortgage Loan Trust
2.929% due 06/19/2045 ^•		1,003	647
Impac Secured Assets Trust
2.676% due 01/25/2037 •		271	262
IMT Trust
3.155% due 06/15/2034 •		300	299
3.405% due 06/15/2034 •		328	327
3.555% due 06/15/2034 •		200	200
IndyMac Mortgage Loan Trust
3.690% due 05/25/2037 ^~		2,268	1,752
3.874% due 09/25/2035 ^~		101	94
4.273% due 08/25/2037 ~		449	411
JPMorgan Alternative Loan Trust
2.826% due 09/25/2036 •		55	55
3.866% due 12/25/2036 ~		188	216
4.001% due 05/25/2036 ^~		221	175
JPMorgan Chase Commercial Mortgage Securities Trust
3.217% due 07/15/2034 •		4,000	3,962
3.387% due 07/15/2034 •		2,000	1,980
5.354% due 06/12/2041 ~		4,119	4,146
5.590% due 01/12/2043 ~		642	642
5.821% due 03/15/2046 ~		1,289	1,303
6.233% due 02/12/2051 ~		5,550	5,606
JPMorgan Mortgage Trust
3.670% due 06/25/2037 ^~		477	460
3.789% due 05/25/2036 ~		686	665
4.314% due 07/25/2035 ~		72	72
6.500% due 09/25/2035		318	306
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		297	291
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •		557	501
MASTR Alternative Loan Trust
6.750% due 07/25/2036		483	321
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		2,596	2,691
Merrill Lynch Alternative Note Asset Trust
2.485% due 02/25/2037 •		2,097	2,081
2.806% due 03/25/2037 •		766	331
Merrill Lynch Mortgage Investors Trust
4.674% due 11/25/2035 •		115	116
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041 ~		3,797	3,799
5.791% due 06/12/2050 ~		26	26
Morgan Stanley Capital Trust
5.150% due 10/12/2052 ~		2,000	1,999
5.947% due 06/11/2042 ~		4,027	4,264
6.121% due 06/11/2049 ~		329	328
Morgan Stanley Mortgage Loan Trust
4.274% due 07/25/2035 ^~		33	31
Mortgage Equity Conversion Asset Trust
3.110% due 01/25/2042 «•		16,524	15,463
Motel 6 Trust
3.375% due 08/15/2034 •		4,115	4,051
3.645% due 08/15/2034 •		3,541	3,483
4.605% due 08/15/2034 •		383	378
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.360% due 04/25/2036 ^~		4,035	3,686
RBSSP Resecuritization Trust
4.102% due 01/26/2036 ~		8,775	8,765
Residential Accredit Loans, Inc. Trust
2.666% due 01/25/2037 •		24,163	22,593
2.696% due 07/25/2036 •		323	296
3.007% due 09/25/2046 •		6,099	5,468
3.517% due 09/25/2045 •		410	384
6.000% due 09/25/2036 ^		570	391
Residential Funding Mortgage Securities, Inc. Trust
4.959% due 08/25/2036 ^~		133	125
Resource Capital Corp. Ltd.
3.255% (LIBOR01M + 0.800%) due 07/15/2034 ~		2,098	2,099
4.455% (LIBOR01M + 2.000%) due 07/15/2034 ~		1,612	1,584

RETL
4.205% due 03/15/2033 •		4,575	4,572
Ripon Mortgages PLC
1.689% due 08/20/2056 •	GBP	2,498	3,169
Sequoia Mortgage Trust
3.250% due 09/20/2034 •		$1,255	1,233
Structured Adjustable Rate Mortgage Loan Trust
4.370% due 09/25/2035 ~		598	535
Structured Asset Mortgage Investments Trust
2.766% due 03/25/2037 •		2,251	1,601
Structured Asset Securities Corp.
2.756% due 07/25/2035 •		23,736	22,473
2.766% due 05/25/2043 •		14,085	13,231
Structured Asset Securities Corp. Mortgage Loan Trust
2.756% due 05/25/2036 •		23,505	20,953
Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		3,532	3,506
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 ^Ø		473	45
Thrones PLC
1.737% due 11/15/2049 •	GBP	2,072	2,636
Uropa Securities PLC
1.107% due 06/10/2059 •		1,175	1,424
1.155% due 10/10/2040 •		4,100	4,695
1.257% due 06/10/2059 •		272	328
1.457% due 06/10/2059 •		212	257
1.657% due 06/10/2059 •		226	271
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$8,379	8,473
5.773% due 02/15/2051 ~		1,752	1,734
5.861% due 06/15/2049 ~		3,885	3,925
WaMu Commercial Mortgage Securities Trust
4.035% due 03/23/2045 ~		12,845	12,923
WaMu Mortgage Pass-Through Certificates Trust
2.786% due 11/25/2045 •		773	742
2.863% due 12/25/2046 •		298	293
3.357% due 11/25/2042 •		128	123
4.392% due 09/25/2033 ~		90	91
Wells Fargo Commercial Mortgage Trust
3.282% due 12/13/2031 •		5,100	5,082
3.532% due 12/13/2031 •		4,200	4,176
4.277% due 12/13/2031 •		100	99
Wells Fargo Mortgage-Backed Securities Trust
3.206% due 03/25/2036 •		3,326	3,092
4.334% due 05/25/2036 ^~		51	53
4.440% due 09/25/2033 ~		96	98
4.789% due 11/25/2037 ^~		582	560

Total Non-Agency Mortgage-Backed Securities (Cost $403,652)			403,884

ASSET-BACKED SECURITIES 19.1%
Aames Mortgage Trust
6.950% due 11/25/2031 Ø		1,651	1,553
7.150% due 01/25/2032 Ø		394	386
AccessLex Institute
3.032% due 09/26/2033 •		9,603	9,380
Adams Mill CLO Ltd.
3.536% due 07/15/2026 •		234	233
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		243	250
Airspeed Ltd.
2.725% due 06/15/2032 •		4,606	4,424
Allegro CLO Ltd.
3.740% due 01/30/2026 •		491	491
American Credit Acceptance Receivables Trust
2.920% due 08/12/2021		6,738	6,728
Ameriquest Mortgage Securities Trust
2.846% due 04/25/2036 •		8,100	7,969
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.596% due 06/25/2033 ^•		2,515	2,428
3.856% due 03/25/2033 •		333	332
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •		12,400	12,347
Arbor Realty Commercial Real Estate Notes Ltd.
4.955% due 04/15/2027 •		2,200	2,225
Argent Securities Trust
2.656% due 06/25/2036 •		1,384	492
2.696% due 03/25/2036 •		5,214	4,666
2.746% due 07/25/2036 •		1,281	485
Aspen Funding Ltd.
4.014% due 07/10/2037 •		2,079	2,071
Babson CLO Ltd.
3.619% due 07/20/2025 •		1,199	1,199
Bayview Opportunity Master Fund Trust
4.213% due 10/29/2033 Ø		1,206	1,210

Bear Stearns Asset-Backed Securities Trust
2.746% due 06/25/2047 •		1,000	983
4.456% due 08/25/2035 •		9,678	8,430
Black Diamond CLO Ltd.
3.499% due 02/06/2026 •		4,038	4,033
BSPRT Issuer Ltd.
3.630% due 06/15/2027 •		1,260	1,261
Capitalsource Real Estate Loan Trust
2.859% due 01/20/2037 •		729	729
2.981% due 01/20/2037 •		2,050	1,883
3.081% due 01/20/2037 •		650	601
Carrington Mortgage Loan Trust
4.306% due 05/25/2035 •		15,328	12,183
Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		7,473	7,596
Cavendish Square Funding PLC
0.284% due 02/11/2055 •	EUR	2,108	2,393
1.534% due 02/11/2055 •		5,000	5,571
Cent CLO Ltd.
3.506% due 10/15/2026 •		$16,250	16,115
Centex Home Equity Loan Trust
3.156% due 03/25/2033 •		5,840	5,701
Citigroup Mortgage Loan Trust, Inc.
3.166% due 02/25/2035 •		663	649
College Avenue Student Loans LLC
3.706% due 12/26/2047 •		2,773	2,766
4.130% due 12/26/2047		3,746	3,807
4.156% due 11/26/2046 •		1,469	1,491
Conseco Finance Corp.
6.280% due 09/01/2030		6,930	7,376
7.500% due 03/01/2030 ~		3,705	2,587
Conseco Finance Securitizations Corp.
7.954% due 12/01/2033 ~		8,219	9,013
Countrywide Asset-Backed Certificates
2.646% due 06/25/2047 ^•		4,032	3,651
2.856% due 03/25/2036 ^•		6,945	6,311
Countrywide Asset-Backed Certificates Trust
2.656% due 03/25/2047 ^•		113	110
2.746% due 03/25/2047 ^•		6,698	5,925
2.776% due 09/25/2046 •		1,979	1,333
3.406% due 04/25/2035 •		4,753	4,848
4.081% due 12/25/2034 •		1,205	1,163
4.740% due 10/25/2035 ~		51	52
5.499% due 02/25/2035 ~		4,460	4,273
Credit Suisse Mortgage Capital Asset-Backed Trust
3.106% due 09/25/2037 •		279	273
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.681% due 12/15/2034 •		13,557	4,542
2.899% due 02/16/2041 •		128,899	7,399
Credit-Based Asset Servicing & Securitization LLC
3.106% due 07/25/2035 •		5,409	5,359
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		400	399
3.975% due 10/20/2028 •		10,850	10,801
CWHEQ Revolving Home Equity Loan Resuritization Trust
2.715% due 05/15/2034 •		5,556	5,500
CWHEQ Revolving Home Equity Loan Trust
2.685% due 02/15/2036 •		9,773	9,471
Denali Capital CLO LLC
3.558% due 10/26/2027 •		14,365	14,275
Drive Auto Receivables Trust
2.725% due 10/15/2020 •		12,400	12,393
2.780% due 10/15/2020		9,800	9,790
Dryden Euro CLO BV
0.693% due 05/17/2027 •	EUR	2,900	3,311
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		$22,200	22,041
ECMC Group Student Loan Trust
3.556% due 05/25/2067 •		2,935	2,981
EFS Volunteer LLC
3.340% due 10/25/2035 •		2,646	2,651
EMC Mortgage Loan Trust
4.506% due 11/25/2030 •		4,518	4,493
Euromax ABS Ltd.
0.107% due 04/18/2097 •	EUR	678	776
First Franklin Mortgage Loan Trust
2.656% due 05/25/2036 •		$5,238	4,881
2.746% due 04/25/2036 •		7,600	6,993
First Investors Auto Owner Trust
1.860% due 10/15/2021		940	936
Flatiron CLO Ltd.
3.609% due 01/17/2026 •		15,238	15,228
Greystone Commercial Real Estate Ltd.
4.005% due 03/15/2027 •		4,000	4,001
GSAA Home Equity Trust
2.956% due 08/25/2037 •		447	420

GSAA Trust
2.626% due 05/25/2047 •		1,839	1,440
2.726% (US0001M + 0.220%) due 03/25/2047 ~		8,000	4,556
3.156% due 06/25/2035 •		7,366	7,327
GSAMP Trust
2.676% due 01/25/2037 •		2,716	2,583
2.746% due 09/25/2036 •		10,998	5,376
3.256% due 01/25/2034 •		2,630	2,597
Harley Marine Financing LLC
5.682% due 05/15/2043		1,081	768
Harvest SBA Loan Trust
4.754% due 08/25/2044 •		8,043	8,035
Home Equity Loan Trust
2.696% due 04/25/2037 •		20,650	19,312
2.736% due 04/25/2037 •		1,500	1,346
Home Equity Mortgage Loan Asset-Backed Trust
2.696% due 04/25/2037 •		8,159	6,098
House of Europe Funding PLC
0.000% due 11/08/2090 •	EUR	1,016	1,158
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •		$74	32
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		6,929	6,900
JPMorgan Mortgage Acquisition Corp.
3.091% due 01/25/2036 •		9,226	8,599
Jubilee CLO BV
0.522% due 07/12/2028 •	EUR	2,450	2,795
LCM LP
3.379% due 10/20/2027 •		$2,900	2,888
Legacy Mortgage Asset Trust
4.256% due 01/28/2070 •		25,571	26,051
Lehman XS Trust
2.626% due 02/25/2037 •		10,425	11,102
2.666% due 02/25/2037 •		4,248	4,465
Long Beach Mortgage Loan Trust
2.656% due 06/25/2036 •		10,019	5,606
2.656% due 09/25/2036 •		17,010	12,794
2.806% due 02/25/2036 •		9,531	7,876
LP Credit Card ABS Master Trust
3.830% due 08/20/2024 •		2,080	2,085
Madison Park Funding Ltd.
3.729% due 07/20/2026 •		768	769
Marlette Funding Trust
3.060% due 07/17/2028		3,462	3,457
3.200% due 09/15/2028		1,877	1,875
3.710% due 12/15/2028		585	587
MASTR Asset-Backed Securities Trust
2.556% due 01/25/2037 •		329	128
Merrill Lynch Mortgage Investors Trust
2.575% due 04/25/2037 •		882	549
METAL LLC
4.581% due 10/15/2042		4,477	4,518
Morgan Stanley ABS Capital, Inc. Trust
2.776% due 03/25/2036 •		6,493	6,368
3.211% due 12/25/2034 •		137	127
Morgan Stanley Home Equity Loan Trust
3.556% due 12/25/2034 •		7,238	7,234
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		10,400	10,382
Munda CLO BV
0.785% due 12/05/2024 •	EUR	2,044	2,343
National Collegiate Student Loan Trust
2.746% due 07/25/2030 •		$1,593	1,570
2.776% due 03/26/2029 •		2,044	2,024
2.776% due 09/25/2029 •		792	787
2.796% due 10/25/2033 •		8,714	8,436
2.826% due 10/27/2031 •		10,000	9,280
2.986% due 12/26/2033 •		3,454	3,385
Navient Student Loan Trust
2.756% due 06/27/2067 •		3,782	3,776
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.656% due 07/25/2036 •		10,075	9,616
2.836% due 10/25/2036 ^•		2,454	810
NovaStar Mortgage Funding Trust
2.826% due 05/25/2036 •		3,732	3,678
4.606% due 12/25/2034 •		74	73
OneMain Financial Issuance Trust
4.100% due 03/20/2028		129	129
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •		500	498
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.996% due 09/25/2035 •		12,188	12,142
People’s Choice Home Loan Securities Trust
3.260% due 05/25/2035 ^•		1,600	1,393
Quest Trust
2.796% due 08/25/2036 •		13,189	11,169

Residential Asset Securities Corp. Trust
2.746% due 09/25/2036 •		7,522	7,453
2.776% due 07/25/2036 •		1,481	1,198
3.156% due 09/25/2035 •		4,500	4,457
Rise Ltd.
4.750% due 02/15/2039 «~(k)		2,306	2,260
RMAT LP
4.090% due 05/25/2048 Ø		13,778	13,778
RMF Buyout Issuance Trust
3.436% due 11/25/2028 «~		9,351	9,290
Saranac CLO Ltd.
3.924% due 06/22/2030 •		6,600	6,592
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		10,551	10,182
4.256% due 12/25/2037 •		5,992	5,979
Saybrook Point CBO Ltd.
3.419% due 02/25/2036 •		3,541	3,522
Securitized Asset-Backed Receivables LLC Trust
2.796% due 12/25/2035 •		386	377
SLM Private Education Loan Trust
4.705% due 06/16/2042 •		6,545	6,672
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	255	292
0.000% due 01/25/2024 •		1,538	1,756
0.000% due 06/17/2024 •		946	1,080
3.040% due 04/27/2026 •		$1,499	1,502
3.990% due 04/25/2023 •		6,405	6,491
SMB Private Education Loan Trust
2.755% due 09/15/2025 •		9,654	9,640
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		19,426	18,857
3.606% due 10/27/2036 •		511	518
SoFi Professional Loan Program Trust
3.120% due 02/25/2048		9,255	9,257
Sorin Real Estate CDO Ltd.
2.797% due 06/07/2040 •		4,172	4,158
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		750	747
Soundview Home Loan Trust
2.676% due 07/25/2037 •		8,665	7,365
2.706% due 06/25/2037 •		60,721	45,159
Specialty Underwriting & Residential Finance Trust
3.186% due 01/25/2034 •		17	17
Spirit Master Funding LLC
4.360% due 12/20/2047		13,925	14,098
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,096
Sprite Ltd.
4.250% due 12/15/2037		4,703	4,673
St Paul’s CLO DAC
0.850% due 08/20/2030 •	EUR	30,600	34,948
Trainer Wortham First Republic CBO Ltd.
1.950% due 04/10/2037 •		$5,011	4,900
Tralee CLO Ltd.
3.869% due 10/20/2028 •		1,500	1,475
TruPS Financials Note Securitization Ltd.
4.362% due 09/20/2039 •		7,608	7,551
Vericrest Opportunity Loan Transferee LLC
3.250% due 06/25/2047 Ø		2,438	2,432
WAVE Trust
3.844% due 11/15/2042		8,732	8,747
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		9,750	9,749
Wrightwood Capital Real Estate CDO Ltd.
3.326% due 11/21/2040 •		3,411	3,426

Total Asset-Backed Securities (Cost $869,234)			866,203

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	190	121
2.500% due 12/31/2038 Ø		$2,308	1,273
3.375% due 01/15/2023	EUR	890	809
3.875% due 01/15/2022		2,600	2,520
4.625% due 01/11/2023		$5,410	4,291
5.250% due 01/15/2028	EUR	200	165
5.625% due 01/26/2022		$460	390
5.875% due 01/11/2028		200	144
6.250% due 11/09/2047	EUR	200	166
6.875% due 01/26/2027		$300	230
6.875% due 01/11/2048		700	491
7.125% due 07/06/2036		150	108
7.500% due 04/22/2026		500	402
7.820% due 12/31/2033	EUR	853	830
41.328% (BADLARPP) due 10/04/2022 ~	ARS	4,184	176

48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		2,700	71
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		107,719	2,758
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		5,426	144
59.257% (ARLLMONP) due 06/21/2020 ~(a)		172,213	4,926
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	250	308
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (f)	BRL	7,844	1,994
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$900	875
3.125% due 10/11/2027		1,300	1,245
4.125% due 10/11/2047		1,000	961
Export-Import Bank of China
0.250% due 12/02/2019	EUR	1,000	1,146
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	4,600	3,298
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	420	485
2.375% due 11/09/2028		1,300	1,478
Peru Government International Bond
5.700% due 08/12/2024	PEN	1,800	554
5.940% due 02/12/2029		19,500	5,904
6.350% due 08/12/2028		260	81
6.950% due 08/12/2031		300	97
8.200% due 08/12/2026		2,570	897
Qatar Government International Bond
3.875% due 04/23/2023		$1,200	1,216
5.103% due 04/23/2048		800	842
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,080	1,252
Saudi Government International Bond
2.875% due 03/04/2023		$1,200	1,156
4.000% due 04/17/2025		9,100	9,039
4.500% due 04/17/2030		2,800	2,790
5.000% due 04/17/2049		2,000	1,932
Serbia Government International Bond
4.875% due 02/25/2020		400	404
Turkey Government International Bond
5.625% due 03/30/2021		700	702
7.250% due 12/23/2023		8,400	8,647
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		408	94
7.000% due 03/31/2038 ^(c)		124	29
7.650% due 04/21/2025 ^(c)		3,123	726
7.750% due 10/13/2019 ^(c)		400	93
8.250% due 10/13/2024 ^(c)		1,321	310
9.000% due 05/07/2023 ^(c)		268	61
9.250% due 09/15/2027 ^(c)		729	173
9.250% due 05/07/2028 ^(c)		2,886	671
11.750% due 10/21/2026 ^(c)		130	32
11.950% due 08/05/2031 ^(c)		6,600	1,576
12.750% due 08/23/2022 ^(c)		930	223

Total Sovereign Issues (Cost $81,152)			71,306

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)		34,648	235
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		82,130	10

			245

ENERGY 0.1%
Dommo Energia S.A. «(d)(k)		16,912,139	3,247
Dommo Energia S.A. SP - ADR «(d)		3,069	77

			3,324

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		345,787	0

UTILITIES 0.0%
Eneva S.A. (d)(k)		11,681	49

Total Common Stocks (Cost $7,182)			3,618

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society
10.250% ~		6,880	1,225

Total Preferred Securities (Cost $1,355)			1,225

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.4%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$17,740	17,750

COMMERCIAL PAPER 2.5%
Campbell Soup Co.
2.900% due 01/15/2019		2,300	2,297
Energy Transfer Partners LP
3.650% due 03/07/2019		8,200	8,152
Ford Motor Credit Co.
3.150% due 02/06/2019		600	598
HSBC Holdings PLC
2.141% due 01/10/2019	CAD	49,800	36,459
Humana, Inc.
3.000% due 01/16/2019		$2,100	2,097
Mondelez International, Inc.
3.100% due 02/26/2019		17,670	17,585
NiSource, Inc.
3.120% due 01/29/2019		3,000	2,993
Royal Bank of Canada
2.115% due 01/10/2019	CAD	59,400	43,487

			113,668

REPURCHASE AGREEMENTS (l) 0.1%			2,762

SHORT-TERM NOTES 0.1%
Drive Auto Receivables Trust
2.451% due 09/16/2019		$3,656	3,655

ARGENTINA TREASURY BILLS 0.1%
(0.634)% due 01/31/2019 - 04/30/2019 (e)(f)	ARS	253,195	7,219

GREECE TREASURY BILLS 0.1%
1.267% due 03/15/2019 (f)(g)	EUR	3,172	3,629

JAPAN TREASURY BILLS 5.0%
(0.252)% due 01/09/2019 - 03/25/2019 (e)(f)	JPY	24,920,000	227,391

U.S. TREASURY BILLS 0.1%
2.294% due 01/03/2019 - 01/31/2019 (e)(f)(q)		$3,656	3,656

Total Short-Term Instruments (Cost $373,362)			379,730

Total Investments in Securities (Cost $4,582,065)			4,515,216

	SHARES
INVESTMENTS IN AFFILIATES 11.7%
SHORT-TERM INSTRUMENTS 11.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III		53,591,968	529,703

Total Short-Term Instruments (Cost $529,647)			529,703

Total Investments in Affiliates (Cost $529,647)	529,703

Total Investments 111.2% (Cost $5,111,712)	$5,044,919
Financial Derivative Instruments (n)(p) 0.0% (Cost or Premiums, net $8,481)	569
Other Assets and Liabilities, net (11.2)%	(507,869)

Net Assets 100.0%	$4,537,619

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Apollo Aviation Securitization Equity Trust 4.212% due 11/15/2041	03/15/2018 - 08/02/2018	$11,072	$11,117	0.25%
CIMIC Group Ltd. 1.000% due 02/04/2019	11/05/2018	23,765	23,214	0.51
Dommo Energia S.A.	12/21/2017 - 12/26/2017	442	3,247	0.07
Eneva S.A.	12/21/2017	50	49	0.00
Rise Ltd. 4.750% due 02/15/2039	02/11/2014	2,311	2,260	0.05
Sberbank of Russia Via SB Capital S.A. 4.150% due 03/06/2019	01/16/2018	3,304	3,300	0.07

		$40,944	$43,187	0.95%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$2,762	U.S. Treasury Notes 2.875% due 09/30/2023	$(2,818)	$2,762	$2,762

Total Repurchase Agreements						$(2,818)	$2,762	$2,762

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
CSN	2.800%	12/20/2018	01/22/2019	$(30,210)	$(30,240)
DEU	2.480	10/29/2018	01/25/2019	(16,745)	(16,820)
RCY	2.430	10/30/2018	01/02/2019	(2,556)	(2,567)

Total Reverse Repurchase Agreements					$(49,627)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.440%	10/30/2018	01/30/2019	$(70,015)	$(70,319)

Total Sale-Buyback Transactions					$(70,319)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Fannie Mae, TBA	4.000%	01/01/2049	$12,503	$(12,698)	$(12,750)
Fannie Mae, TBA	5.000	01/01/2049	5,100	(5,341)	(5,345)
Fannie Mae, TBA	5.000	02/01/2049	63,900	(66,782)	(66,894)

Total Short Sales (1.9)%				$(84,821)	$(84,989)

(m)	Securities with an aggregate market value of $122,670 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(123,183) at a weighted average interest rate of 2.257%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(133) of deferred price drop.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2019	126	11,775	$113	$56	$0
Euro-BTP Italy Government Bond March Futures	03/2019	20	2,929	104	1	0
U.S. Treasury 10-Year Note March Futures	03/2019	5,314	648,391	13,885	2,020	(1)

				$14,102	$2,077	$(1)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	17	(3,185)	$(26)	$4	$0
Euro-Buxl 30-Year Bond March Futures	03/2019	6	(1,242)	(28)	5	0
United Kingdom Long Gilt March Futures	03/2019	1,019	(159,975)	266	169	(519)

				$212	$178	$(519)

Total Futures Contracts				$14,314	$2,255	$(520)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.482%		$300	$7	$(2)	$5	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450	EUR	100	(1)	0	(1)	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.398		$800	79	(42)	37	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		1,750	(83)	4	(79)	1	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.346		5,000	424	(47)	377	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.482	EUR	300	8	(4)	4	0	0

							$434	$(91)	$343	$2	$0

Credit Default Swaps on Credit Indices - Buy Protection (5)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$11,630	$(771)	$394	$(377)	$0	$(17)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	23,700	(1,320)	796	(524)	0	(39)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	106,990	(1,890)	984	(906)	0	(37)

					$(3,981)	$2,174	$(1,807)	$0	$(93)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$970	$(36)	$12	$(24)	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	5,100	(241)	3	(238)	4	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	16,800	139	(39)	100	6	0

					$(138)	$(24)	$(162)	$11	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$280,000	$2,668	$(4,839)	$(2,171)	$0	$(546)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2024		34,600	889	(697)	192	0	(86)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,700	2,785	(1,168)	1,617	0	(160)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		41,000	(144)	(843)	(987)	0	(159)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		98,400	10,343	(2,942)	7,401	0	(543)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		62,000	330	(2,101)	(1,771)	0	(369)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	26	20	0	(2)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(5)	(7)	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	(105)	(105)	8	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	128	214	29	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	918	2,542	226	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	11,400	(25)	(143)	(168)	0	(9)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		2,200	9	(46)	(37)	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	3,500	56	(80)	(24)	0	(17)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		8,200	(50)	(489)	(539)	0	(92)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(433)	(411)	0	(4)
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(170)	(170)	0	(2)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(151)	(104)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(869)	(576)	0	(10)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(177)	(163)	0	(3)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(176)	(177)	0	(3)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		24,060,000	(1,018)	(4,661)	(5,679)	0	(112)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	(17)	(89)	2	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	(14)	(57)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	(15)	(13)	1	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	(12)	(10)	1	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	(12)	(13)	1	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(8)	(6)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	(63)	(46)	5	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	(17)	(17)	2	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	(45)	(52)	4	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	(5)	(5)	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	(5)	(6)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(7)	(20)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(18)	(48)	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(29)	(18)	2	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(13)	(7)	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(21)	(14)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(60)	(77)	4	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(131)	(141)	8	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	57	47	0	(5)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(14)	(19)	2	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	5	5	0	(3)
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(13)	(13)	2	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(14)	(20)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	4	7	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(139)	(183)	7	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	104	126	0	(8)

							$17,733	$(19,535)	$(1,802)	$312	$(2,137)

Total Swap Agreements							$14,048	$(17,476)	$(3,428)	$325	$(2,230)

(o)

Securities with an aggregate market value of $22,657 and cash of $8,704 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	BRL	8,308		$2,118	$0	$(26)
	01/2019	JPY	480,482		4,273	0	(112)
	01/2019		$1,281	ARS	52,156	79	0
	01/2019		2,144	BRL	8,308	0	(1)
	02/2019		2,115		8,308	24	0
	02/2019		2,505	CAD	3,300	0	(85)
BPS	01/2019	BRL	39,549		$10,443	239	0
	01/2019	JPY	15,630,000		138,379	0	(4,247)
	01/2019		$2,166	ARS	86,652	94	0
	01/2019		10,230	BRL	39,549	17	(42)
	02/2019	CAD	109,022		$81,684	1,740	0
	02/2019	PEN	6,027		1,777	0	(9)
	02/2019		$18,823	RUB	1,260,235	0	(827)
BSS	01/2019	BRL	45,528		$11,750	3	0
	01/2019		$11,712	BRL	45,528	45	(9)
	04/2019	BRL	5,914		$1,518	2	0
CBK	01/2019	AUD	110,574		81,004	3,107	0
	01/2019	BRL	23,634		6,053	0	(44)
	01/2019	EUR	304,289		347,309	0	(1,560)
	01/2019		$6,099	BRL	23,634	0	(2)
	02/2019	CAD	13,501		$10,218	318	0
	02/2019	CHF	6,997		7,012	0	(134)
	02/2019		$12,649	JPY	1,431,400	451	0
DUB	01/2019	BRL	31,942		$8,243	2	0
	01/2019		$8,262	BRL	31,942	0	(21)
	02/2019	BRL	31,942		$8,246	20	0
	03/2019		$2,396	IDR	35,225,182	25	0
FBF	01/2019		3,095	RUB	209,469	0	(97)
	04/2019	CNH	752		$107	0	(2)
GLM	01/2019	BRL	1,619		418	0	0
	01/2019	EUR	8,499		9,694	0	(51)
	01/2019	GBP	148,989		190,505	542	(13)
	01/2019		$1,168	AUD	1,617	0	(29)
	01/2019		412	BRL	1,619	6	0
	01/2019		5,930	EUR	5,218	53	0
	02/2019	NZD	24,778		$16,717	74	0
	02/2019		$7,219	CHF	7,133	66	0
	04/2019	BRL	1,640		$414	0	(6)
HUS	01/2019	GBP	981		1,240	0	(11)
	01/2019		$486	ARS	19,393	9	0
	01/2019		12,318	MXN	247,624	242	0
	02/2019		107	ARS	4,421	2	0
	02/2019		7,679	CAD	10,200	0	(200)
	04/2019	ARS	12,474		$293	0	(3)
IND	01/2019		$3,131	MXN	63,751	110	0
JPM	01/2019	BRL	14,683		$3,977	188	0
	01/2019	EUR	845		966	0	(3)
	01/2019	TRY	103,194		19,254	0	(104)
	01/2019		$14	ARS	552	0	0
	01/2019		3,860	BRL	14,683	0	(72)
	01/2019		5,740	EUR	5,017	15	(3)
	01/2019		22,219	MXN	453,204	767	0
	02/2019		30,932	TRY	184,487	3,032	0
	03/2019	JPY	9,290,000		$82,563	0	(2,728)
MSB	01/2019	BRL	1,500		387	0	0
	01/2019		$389	BRL	1,500	0	(2)
SCX	01/2019	BRL	20,200		$6,052	840	0
	01/2019		$5,213	BRL	20,200	0	(1)
	01/2019		1,358	TRY	8,998	329	0
	02/2019		12,281	RUB	814,375	0	(651)
	04/2019	BRL	290		$70	0	(5)
UAG	01/2019	JPY	4,472,412		39,482	0	(1,336)

Total Forward Foreign Currency Contracts						$12,441	$(12,436)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-31 5-Year Index	Sell	102.500%	01/16/2019	$	5,400	$(27)	$(60)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		9,900	(15)	(27)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		48,200	(54)	(78)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		9,900	(21)	(27)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		5,000	(6)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		8,900	(16)	(29)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		45,900	(52)	(77)
BPS	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	02/20/2019		6,700	(49)	(110)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		27,000	(27)	(74)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		8,800	(7)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		8,900	(12)	(19)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		8,400	(7)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		7,500	(13)	(13)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		77,100	(137)	(178)
CBK	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	01/16/2019		4,000	(16)	(19)
	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	01/16/2019		6,300	(25)	(54)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		8,500	(11)	(8)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		17,600	(34)	(55)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		7,000	(12)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		5,200	(5)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		8,800	(14)	(24)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		5,400	(12)	(13)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		4,500	(6)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		34,500	(41)	(123)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		10,600	(18)	(20)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	11,100	(21)	(18)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	$	13,800	(25)	(38)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		8,300	(15)	(14)
MYC	Put - OTC CDX.HY-31 5-Year Index	Sell	102.000	01/16/2019		2,700	(11)	(23)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		8,800	(13)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		10,500	(11)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		7,200	(13)	(12)

Total Written Options							$(746)	$(1,184)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	8.109%	$400	$10	$(40)	$0	$(30)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	800	(40)	11	0	(29)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	600	(14)	(1)	0	(15)
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.109	1,900	0	73	73	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212	300	(12)	10	0	(2)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	900	(55)	22	0	(33)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	4,800	(98)	(20)	0	(118)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	900	11	(101)	0	(90)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	3,400	(186)	62	0	(124)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	200	(4)	(1)	0	(5)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652	100	(10)	5	0	(5)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212	3,500	(170)	150	0	(20)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199	150	2	(1)	1	0
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	947	26	(121)	0	(95)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	2,500	(146)	55	0	(91)
	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.071	6,000	0	353	353	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.090	1,800	210	(108)	102	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307	1,100	(14)	2	0	(12)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	300	(3)	(2)	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	8,400	(145)	(61)	0	(206)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	700	37	(107)	0	(70)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	600	(12)	(3)	0	(15)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652	100	(9)	4	0	(5)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.557	1,325	(51)	37	0	(14)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.866	5,800	(638)	820	182	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	800	41	(121)	0	(80)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	2,800	(143)	41	0	(102)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307	1,400	(15)	0	0	(15)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	3,600	(74)	(14)	0	(88)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.967	1,200	(219)	187	0	(32)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	2.230	1,400	(124)	69	0	(55)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.212	3,900	(131)	109	0	(22)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	10,000	(159)	(77)	0	(236)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	1.332	2,000	(123)	116	0	(7)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.866	650	(72)	92	20	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	1,300	31	(162)	0	(131)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	400	(22)	7	0	(15)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	10,000	(79)	(96)	0	(175)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	7,600	(134)	(52)	0	(186)
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	100	1	(11)	0	(10)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	5,800	(121)	(21)	0	(142)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.765	300	(21)	15	0	(6)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	3,100	(168)	0	0	(168)
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.086	6,000	0	221	221	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.557	2,760	(90)	62	0	(28)
NGF	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	400	(21)	6	0	(15)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	1,000	(13)	(12)	0	(25)
	Russia Government International Bond	0.000	Quarterly	06/20/2023	1.453	11,900	(335)	117	0	(218)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828	600	4	0	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	400	(22)	0	0	(22)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.582	200	12	(2)	10	0

							$(3,308)	$1,512	$966	$(2,762)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(6)	$83	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	68	0	(59)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(125)	(148)	0	(273)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	(124)	0	(462)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	6,100	(33)	(86)	0	(119)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,645	66	6	72	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	414	0	(44)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	41	0	(38)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	(61)	0	(88)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	184	0	(19)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	17,900	2	(196)	0	(194)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	42,400	(282)	(545)	0	(827)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	47,651	315	(18)	297	0

						$(1,200)	$(471)	$452	$(2,123)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$400,000	$0	$6,798	$6,798	$0

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	$30,000	$(162)	$(771)	$0	$(933)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	28,000	(151)	(329)	0	(480)

								$(313)	$(1,100)	$0	$(1,413)

Total Swap Agreements								$(4,821)	$6,739	$8,216	$(6,298)

(q)

Securities with an aggregate market value of $7,518 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$109,300	$18,794	$128,094
Corporate Bonds & Notes
Banking & Finance	0	849,928	524	850,452
Industrials	0	915,670	2,389	918,059
Specialty Finance	0	23,214	0	23,214
Utilities	0	104,806	0	104,806
Convertible Bonds & Notes
Industrials	0	248	0	248
Municipal Bonds & Notes
Illinois	0	738	0	738
Puerto Rico	0	535	0	535
Texas	0	966	0	966
U.S. Government Agencies	0	606,743	0	606,743
U.S. Treasury Obligations	0	155,395	0	155,395
Non-Agency Mortgage-Backed Securities	0	382,875	21,009	403,884
Asset-Backed Securities	0	854,653	11,550	866,203
Sovereign Issues	0	71,306	0	71,306
Common Stocks
Consumer Discretionary	245	0	0	245
Energy	0	0	3,324	3,324
Utilities	49	0	0	49
Preferred Securities
Banking & Finance	0	1,225	0	1,225
Short-Term Instruments
Certificates of Deposit	0	17,750	0	17,750
Commercial Paper	0	113,668	0	113,668
Repurchase Agreements	0	2,762	0	2,762
Short-Term Notes	0	3,655	0	3,655
Argentina Treasury Bills	0	7,219	0	7,219
Greece Treasury Bills	0	3,629	0	3,629
Japan Treasury Bills	0	227,391	0	227,391
U.S. Treasury Bills	0	3,656	0	3,656
	$294	$4,457,332	$57,590	$4,515,216

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$529,703	$0	$0	$529,703

Total Investments	$529,997	$4,457,332	$57,590	$5,044,919
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,989)	$0	$(84,989)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,255	325	0	2,580
Over the counter	0	20,647	10	20,657
	$2,255	$20,972	$10	$23,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(520)	(2,230)	0	(2,750)
Over the counter	0	(19,918)	0	(19,918)

	$(520)	$(22,148)	$0	$(22,668)

Total Financial Derivative Instruments	$1,735	$(1,176)	$10	$569

Totals	$531,732	$4,371,167	$57,600	$4,960,499

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$17,361	$4,789	$(4,009)	$(1)	$(17)	$(172)	$15,114	$(14,271)	$18,794	$(136)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	524	0	0	524	524
Industrials	2,617	0	(133)	0	0	28	0	(123)	2,389	32
Non-Agency Mortgage-Backed Securities	0	21,507	(668)	11	40	119	0	0	21,009	119
Asset-Backed Securities	286	10,000	(1,024)	(1)	0	(111)	2,650	(250)	11,550	(104)
Common Stocks
Energy	5,243	0	0	0	0	(1,919)	0	0	3,324	(1,918)

	$25,507	$36,296	$(5,834)	$9	$23	$(1,531)	$17,764	$(14,644)	$57,590	$(1,483)
Financial Derivative Instruments - Assets
Over the counter	$9	$0	$0	$0	$0	$1	$0	$0	$10	$1

Totals	$25,516	$36,296	$(5,834)	$9	$23	$(1,530)	$17,764	$(14,644)	$57,600	$(1,482)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$197	Proxy Pricing	Base Price	98.326
	18,597	Third Party Vendor	Broker Quote	88.000 - 100.125
Corporate Bonds & Notes
Banking & Finance	524	Other Valuation Techniques (3)	—	—
Industrials	2,389	Proxy Pricing	Base Price	106.000
Non-Agency Mortgage-Backed Securities	21,009	Third Party Vendor	Broker Quote	93.580 - 100.521
Asset-Backed Securities	9,290	Proxy Pricing	Base Price	100.000
	2,260	Third Party Vendor	Broker Quote	98.000
Common Stocks
Energy	3,324	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	10	Indicative Market Quotation	Broker Quote	4.865

Total	$57,600

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4% ¤
CORPORATE BONDS & NOTES 45.7%
BANKING & FINANCE 30.1%
ABN AMRO Bank NV
2.450% due 06/04/2020		$1,400	$1,384
Air Lease Corp.
3.500% due 01/15/2022		4,746	4,674
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		4,082	4,205
Ally Financial, Inc.
4.125% due 03/30/2020		500	496
Ambac LSNI LLC
7.803% due 02/12/2023 •		3,107	3,122
American Express Co.
3.165% (US0003M + 0.525%) due 05/17/2021 ~		3,300	3,286
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,343
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	95
3.200% due 01/15/2028		2,200	2,090
Aviation Capital Group LLC
3.875% due 05/01/2023		5,000	4,903
4.125% due 08/01/2025		3,300	3,208
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(h)	EUR	2,200	2,738
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)		1,400	465
Bank of America Corp.
2.650% due 04/01/2019		$1,800	1,798
3.499% due 05/17/2022 •		4,000	4,002
3.541% (US0003M + 0.790%) due 03/05/2024 ~		3,900	3,792
Barclays Bank PLC
7.625% due 11/21/2022 (i)		3,300	3,426
10.179% due 06/12/2021		1,500	1,687
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,463
3.125% due 01/17/2024	GBP	700	882
4.046% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,139
4.610% due 02/15/2023 •		4,300	4,267
4.728% (US0003M + 2.110%) due 08/10/2021 ~		4,800	4,841
6.500% due 09/15/2019 •(h)	EUR	300	336
8.000% due 12/15/2020 •(h)		1,000	1,217
BGC Partners, Inc.
5.375% due 07/24/2023		$2,000	2,031
Blackstone CQP Holdco LP
6.500% due 03/20/2021		6,200	6,247
BPCE S.A.
4.000% due 09/12/2023		4,300	4,235
Capital One Financial Corp.
2.400% due 10/30/2020		3,400	3,329
2.970% (US0003M + 0.450%) due 10/30/2020 ~		3,400	3,377
CIT Group, Inc.
4.125% due 03/09/2021		700	691
Citibank N.A.
3.050% due 05/01/2020		1,500	1,498
Citigroup, Inc.
2.350% due 08/02/2021		6,000	5,832
2.700% due 10/27/2022		3,300	3,184
2.750% due 04/25/2022		4,100	3,978
3.450% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,048
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,300	3,235
Citizens Bank N.A.
2.500% due 03/14/2019		1,600	1,599
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		4,100	4,081
6.625% due 06/29/2021 •(h)	EUR	1,800	2,245
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		$2,900	2,872
3.450% due 04/16/2021		3,000	2,991
3.800% due 09/15/2022		3,900	3,875
4.735% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,835
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,200	3,571

3.284% (US0003M + 0.815%) due 01/22/2021 ~		$4,000	3,819
3.406% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,506
3.950% due 02/27/2023		800	756
4.528% (US0003M + 1.910%) due 05/10/2019 ~		7,400	7,377
Dexia Credit Local S.A.
2.500% due 01/25/2021		6,800	6,764
Digital Realty Trust LP
4.450% due 07/15/2028		3,200	3,194
FCE Bank PLC
1.875% due 06/24/2021	EUR	600	686
Ford Motor Credit Co. LLC
0.114% due 05/14/2021 •		300	329
2.943% due 01/08/2019		$1,000	1,000
3.200% due 01/15/2021		2,400	2,327
3.754% (US0003M + 0.930%) due 09/24/2020 ~		3,300	3,242
8.125% due 01/15/2020		1,100	1,142
General Motors Financial Co., Inc.
2.450% due 11/06/2020		200	194
3.150% due 01/15/2020		1,600	1,591
3.200% due 07/13/2020		4,900	4,840
3.700% due 11/24/2020		500	498
GLP Capital LP
5.250% due 06/01/2025		2,600	2,588
Goldman Sachs Group, Inc.
3.427% (US0003M + 0.750%) due 02/23/2023 ~		3,400	3,288
3.500% due 01/23/2025		1,600	1,519
3.786% (US0003M + 1.170%) due 05/15/2026 ~		3,200	3,074
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021		3,400	3,408
3.647% (US0003M + 0.940%) due 03/02/2021 ~		3,500	3,497
HCP, Inc.
4.000% due 12/01/2022		2,500	2,498
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,508
HSBC Holdings PLC
3.400% due 03/08/2021		200	199
5.100% due 04/05/2021		300	310
6.250% due 03/23/2023 •(h)(i)		10,400	9,763
ING Groep NV
4.100% due 10/02/2023		4,000	4,002
International Lease Finance Corp.
8.625% due 01/15/2022		2,200	2,447
Jackson National Life Global Funding
3.300% due 06/11/2021		3,900	3,899
John Deere Capital Corp.
3.316% (US0003M + 0.550%) due 06/07/2023 ~		3,600	3,544
JPMorgan Chase & Co.
2.400% due 06/07/2021		5,100	4,990
3.367% (US0003M + 0.890%) due 07/23/2024 ~		3,400	3,324
3.411% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,672
3.514% due 06/18/2022 •		4,000	4,010
4.218% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,255
4.350% due 08/15/2021		1,900	1,945
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		7,000	6,937
2.968% (US0003M + 0.230%) due 09/01/2020 ~		2,300	2,292
3.010% (SOFRRATE + 0.550%) due 10/19/2020 ~		3,500	3,494
3.086% due 04/26/2021 •		3,500	3,486
Kilroy Realty LP
3.800% due 01/15/2023		800	797
Lloyds Bank PLC
2.400% due 03/17/2020		1,200	1,183
2.700% due 08/17/2020		600	592
5.800% due 01/13/2020		2,200	2,252
Lloyds Banking Group PLC
3.385% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,013
4.000% due 03/07/2025		5,350	3,772
7.000% due 06/27/2019 •(h)	GBP	2,300	2,938
7.500% due 09/27/2025 •(h)(i)		$4,200	4,064
7.625% due 06/27/2023 •(h)	GBP	400	526
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/2021		$4,000	4,013
Mizuho Bank Ltd.
2.400% due 03/26/2020		4,200	4,159
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		4,000	4,045
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~		4,000	3,957
3.737% due 04/24/2024 •		4,100	4,073
3.875% due 01/27/2026		1,900	1,856
MUFG Bank Ltd.
2.300% due 03/05/2020		2,800	2,774
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,142
3.450% due 12/04/2023		4,200	4,266

Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,275
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		2,700	2,699
Physicians Realty LP
4.300% due 03/15/2027		500	487
Reckson Operating Partnership LP
7.750% due 03/15/2020		700	733
Regions Bank
3.118% (US0003M + 0.500%) due 08/13/2021 ~		3,300	3,242
Royal Bank of Canada
2.300% due 03/22/2021		3,500	3,453
Royal Bank of Scotland Group PLC
2.000% due 03/04/2025 •	EUR	200	225
2.500% due 03/22/2023		3,600	4,211
Santander Holdings USA, Inc.
4.450% due 12/03/2021		$4,200	4,275
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,052
3.125% due 01/08/2021		500	492
Santander UK PLC
3.750% due 11/15/2021		4,300	4,291
Skandinaviska Enskilda Banken AB
3.250% due 05/17/2021		3,400	3,397
SL Green Operating Partnership LP
3.250% due 10/15/2022		2,148	2,077
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,764
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		1,600	1,587
2.514% due 01/17/2020		3,400	3,375
2.799% (US0003M + 0.350%) due 01/17/2020 ~		3,400	3,398
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,563
Svenska Handelsbanken AB
3.350% due 05/24/2021		3,500	3,499
Synchrony Bank
3.650% due 05/24/2021		3,500	3,426
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,377	1,955
Toronto-Dominion Bank
2.500% due 01/18/2022		$5,500	5,437
3.350% due 10/22/2021		4,300	4,347
U.S. Bank N.A.
3.150% due 04/26/2021		4,100	4,105
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~		2,400	2,400
3.218% (US0003M + 0.480%) due 12/01/2020 ~		1,400	1,394
3.347% due 06/08/2020 •		3,800	3,799
3.588% (US0003M + 0.850%) due 06/01/2020 ~		1,100	1,105
5.125% due 05/15/2024		5,800	5,786
7.625% due 08/17/2022 (i)		250	267
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,169
4.125% due 09/24/2025		100	99
UniCredit SpA
7.830% due 12/04/2023		7,800	8,168
United Overseas Bank Ltd.
2.957% (US0003M + 0.480%) due 04/23/2021 ~		6,000	5,987
Washington Prime Group LP
5.950% due 08/15/2024		2,200	1,932
Wells Fargo & Co.
2.625% due 07/22/2022		4,200	4,052
Wells Fargo Bank N.A.
3.625% due 10/22/2021		3,000	3,019
Welltower, Inc.
3.750% due 03/15/2023		250	250
Westpac Banking Corp.
2.100% due 02/25/2021		300	295

			426,336

INDUSTRIALS 12.8%
AbbVie, Inc.
3.375% due 11/14/2021		4,100	4,100
Amazon.com, Inc.
1.900% due 08/21/2020		2,800	2,760
BAT Capital Corp.
2.297% due 08/14/2020		2,900	2,832
2.764% due 08/15/2022		4,200	3,971
Bayer U.S. Finance LLC
3.875% due 12/15/2023		6,900	6,782
4.250% due 12/15/2025		4,100	3,998
Boston Scientific Corp.
6.000% due 01/15/2020		1,300	1,333

Broadcom Corp.
2.200% due 01/15/2021		2,400	2,321
3.000% due 01/15/2022		731	703
Campbell Soup Co.
3.300% due 03/15/2021		4,100	4,081
Canadian Pacific Railway Co.
4.500% due 01/15/2022		2,950	3,042
Celgene Corp.
2.875% due 08/15/2020		3,100	3,079
Centene Corp.
5.375% due 06/01/2026		2,700	2,633
Charter Communications Operating LLC
4.464% due 07/23/2022		3,900	3,940
Cigna Corp.
4.000% due 02/15/2022		1,000	1,011
Conagra Brands, Inc.
3.250% due 09/15/2022		1,800	1,762
Constellation Brands, Inc.
2.250% due 11/06/2020		2,100	2,060
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022 «		9	9
CVS Health Corp.
3.125% due 03/09/2020		1,500	1,497
3.700% due 03/09/2023		4,300	4,258
D.R. Horton, Inc.
4.750% due 02/15/2023		600	608
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,636
2.450% due 05/18/2020		500	494
3.700% due 05/04/2023		3,400	3,387
Dell International LLC
4.420% due 06/15/2021		2,100	2,099
5.450% due 06/15/2023		2,000	2,037
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		700	691
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~		538	538
Energy Transfer Partners LP
5.750% due 09/01/2020		1,645	1,689
Enterprise Products Operating LLC
2.550% due 10/15/2019		2,700	2,686
EQT Corp.
2.500% due 10/01/2020		1,950	1,907
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		900	890
ERAC USA Finance LLC
2.700% due 11/01/2023		3,245	3,069
General Electric Co.
5.000% due 01/21/2021 •(h)		2,000	1,533
6.875% due 01/10/2039		400	420
General Mills, Inc.
3.150% due 12/15/2021		1,000	993
Georgia-Pacific LLC
5.400% due 11/01/2020		800	829
GlaxoSmithKline Capital PLC
3.125% due 05/14/2021		3,400	3,406
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~		4,000	3,967
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,100	3,054
INEOS Finance PLC
4.000% due 05/01/2023	EUR	3,700	4,257
Japan Tobacco, Inc.
2.000% due 04/13/2021		$700	681
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		3,400	3,397
Kraft Heinz Foods Co.
4.000% due 06/15/2023		4,000	3,993
5.375% due 02/10/2020		1,200	1,228
Laboratory Corp. of America Holdings
3.200% due 02/01/2022		1,700	1,688
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		3,300	3,278
MGM Resorts International
6.625% due 12/15/2021		800	822
6.750% due 10/01/2020		1,100	1,133
Mondelez International, Inc.
3.000% due 05/07/2020		3,500	3,488
Mylan NV
3.150% due 06/15/2021		900	882
3.950% due 06/15/2026		4,300	3,933
Penske Truck Leasing Co. LP
4.125% due 08/01/2023		2,000	1,998
Pernod Ricard S.A.
4.450% due 01/15/2022		2,700	2,756

Philip Morris International, Inc.
2.375% due 08/17/2022	1,600	1,538
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,600	1,606
Prime Security Services Borrower LLC
9.250% due 05/15/2023	81	84
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,500	3,452
Siemens Financieringsmaatschappij NV
3.125% due 03/16/2024	1,600	1,568
Southern Co.
2.350% due 07/01/2021	3,100	3,016
2.950% due 07/01/2023	3,200	3,095
3.503% (US0003M + 0.700%) due 09/30/2020 ~	4,200	4,189
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,681	2,654
Syngenta Finance NV
3.698% due 04/24/2020	3,300	3,277
Takeda Pharmaceutical Co. Ltd.
4.400% due 11/26/2023	4,300	4,351
Telefonica Emisiones S.A.
5.134% due 04/27/2020	200	204
Teva Pharmaceutical Finance Netherlands BV
6.000% due 04/15/2024	3,400	3,283
Time Warner Cable LLC
4.000% due 09/01/2021	1,500	1,492
Tyson Foods, Inc.
4.500% due 06/15/2022	760	777
United Technologies Corp.
3.950% due 08/16/2025	2,200	2,187
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	3,600	3,577
3.558% (US0003M + 0.940%) due 11/12/2021 ~	3,600	3,566
3.875% due 11/13/2020	3,600	3,618
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	900	897
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026	1,500	1,448

		180,518

UTILITIES 2.8%
AEP Texas, Inc.
3.950% due 06/01/2028	3,300	3,313
AT&T, Inc.
3.488% (US0003M + 0.750%) due 06/01/2021 ~	4,000	3,976
Baltimore Gas & Electric Co.
3.500% due 11/15/2021	700	705
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	3,300	3,285
Jersey Central Power & Light Co.
4.700% due 04/01/2024	2,900	3,023
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	5,400	5,395
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	1,400	1,373
Rio Oil Finance Trust
9.250% due 07/06/2024	650	697
Sprint Capital Corp.
6.900% due 05/01/2019	800	807
Tampa Electric Co.
2.600% due 09/15/2022	1,800	1,747
Telstra Corp. Ltd.
4.800% due 10/12/2021	1,700	1,767
Verizon Communications, Inc.
3.376% due 02/15/2025	7,646	7,428
Vodafone Group PLC
3.750% due 01/16/2024	3,500	3,453
Wisconsin Power & Light Co.
2.250% due 11/15/2022	2,500	2,401

		39,370

Total Corporate Bonds & Notes (Cost $653,317)		646,224

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,950
5.633% due 01/01/2020	800	804
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.951% due 01/01/2019	135	135

Total Municipal Bonds & Notes (Cost $2,885)		2,889

U.S. GOVERNMENT AGENCIES 38.7%
Fannie Mae
2.310% due 08/01/2022	200	197
2.375% due 07/25/2037 •	291	286
2.749% due 09/25/2046 •	2,983	2,987
3.253% due 10/01/2044 •	26	26
3.504% due 02/01/2037 •	8	8
3.598% due 02/01/2035 •	17	18
3.640% due 05/01/2037 •	9	10
3.690% due 05/01/2037 •	2	2
3.806% due 04/01/2027 •	2	2
3.903% due 03/01/2034 •	14	14
4.000% due 03/01/2029 - 12/01/2048	156,922	160,166
4.283% due 06/01/2036 •	7	7
4.293% due 05/01/2038 •	1,722	1,805
4.344% due 10/01/2037 •	9	10
4.373% due 09/01/2036 •	8	9
4.387% due 06/01/2035 •	819	859
4.500% due 07/01/2020 - 07/01/2042	1,068	1,109
4.710% due 11/01/2035 •	1	1
5.000% due 01/01/2027 •	3	3
5.000% due 07/01/2029 - 04/01/2039	1,424	1,508
5.379% due 12/25/2042 ~	113	118
5.500% due 06/01/2022 - 07/01/2041	7,422	7,962
6.000% due 01/01/2021 - 10/01/2040	560	610
6.500% due 06/25/2021 - 06/25/2044	24,042	26,421
7.000% due 08/01/2022 - 09/01/2031	4	5
7.500% due 01/01/2031 - 07/25/2041	8	10
8.000% due 11/01/2019 - 08/01/2031	4	5
Fannie Mae, TBA
3.000% due 01/01/2049	37,000	36,108
3.500% due 01/01/2049 - 02/01/2049	121,000	120,958
4.000% due 02/01/2049	105,562	107,560
5.500% due 01/01/2049	1,000	1,059
Freddie Mac
2.955% due 10/15/2040 •	3,178	3,189
3.055% due 12/15/2037 •	126	127
4.000% due 10/01/2047 - 11/01/2048	35,824	36,546
4.370% due 05/01/2037 •	17	18
4.500% due 11/01/2029 - 05/01/2036	3,116	3,253
5.000% due 10/01/2033 - 07/01/2041	67	71
5.187% due 05/01/2035 •	29	31
5.500% due 07/01/2019 - 07/01/2038	331	357
6.000% due 03/01/2020 - 11/01/2037	141	153
6.500% due 12/01/2021 - 07/25/2043	26	29
7.000% due 01/01/2033	15	17
8.500% due 04/15/2025	40	45
Ginnie Mae
2.764% due 04/20/2065 •	2,960	2,965
2.914% due 08/20/2065 •	3,245	3,261
3.125% (H15T1Y + 1.500%) due 11/20/2025 ~	2	2
3.375% due 03/20/2028 •	80	82
3.500% due 10/15/2047	1,966	1,982
3.527% due 06/20/2067 •	2,500	2,561
3.625% due 06/20/2032 - 11/20/2034 •	3	3
3.750% due 07/20/2034 •	24	25
5.500% due 11/20/2032	5,202	5,432
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	13	15
7.000% due 07/15/2031 - 12/15/2032	14	16
9.500% due 08/15/2021 - 12/15/2021	1	1
Ginnie Mae, TBA
5.000% due 01/01/2049 - 02/01/2049	13,000	13,524
Small Business Administration
4.340% due 03/01/2024	6	7
4.727% due 02/10/2019	1,600	1,603
4.750% due 07/01/2025	1,679	1,730
5.130% due 09/01/2023	1	1

Total U.S. Government Agencies (Cost $537,615)		546,912

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Inflation Protected Securities (g)
0.625% due 01/15/2026 (l)	6,386	6,220
0.750% due 07/15/2028	17,427	17,071
U.S. Treasury Notes
1.750% due 09/30/2022 (l)	1,402	1,365
1.875% due 07/31/2022 (l)	8,227	8,058
2.000% due 08/31/2021 (p)	800	790
2.000% due 07/31/2022 (n)(p)	1,200	1,181
2.000% due 11/30/2022 (p)	315	310

Total U.S. Treasury Obligations (Cost $35,180)		34,995

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Adjustable Rate Mortgage Trust
4.119% due 10/25/2035 ^~		42	40
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •		306	310
Banc of America Funding Trust
2.710% due 05/20/2035 •		1,883	1,856
4.356% due 05/25/2035 ~		2,898	3,040
4.631% due 02/20/2036 ~		176	174
Banc of America Mortgage Trust
3.917% due 02/25/2034 ~		43	43
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~		15	15
4.035% due 02/25/2033 ~		11	10
4.263% due 07/25/2034 ~		30	30
4.337% due 02/25/2033 ~		7	7
4.343% due 01/25/2035 ~		40	39
4.368% due 02/25/2034 ~		36	36
4.498% due 10/25/2036 ^~		923	888
Bear Stearns ALT-A Trust
3.046% due 08/25/2035 •		1,688	1,680
3.919% due 10/25/2033 ~		5	5
4.032% due 05/25/2035 ~		982	993
4.209% due 09/25/2035 ^~		348	289
4.267% due 10/25/2035 ^~		2,245	2,270
Chase Mortgage Finance Trust
3.786% due 03/25/2037 ^~		626	614
4.171% due 02/25/2037 ~		158	159
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		250	254
Citigroup Commercial Mortgage Trust
3.305% due 07/15/2032 •		3,500	3,490
3.735% due 07/15/2027 •		1,900	1,891
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~		32	32
4.680% due 09/25/2035 •		1,516	1,536
CitiMortgage Alternative Loan Trust
3.156% due 12/25/2036 •		2,250	1,807
Countrywide Alternative Loan Trust
3.046% due 08/25/2035 •		3,013	2,032
3.157% due 12/25/2035 •		54	47
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •		64	60
3.764% due 03/25/2034 ~		447	444
4.225% due 02/20/2035 ~		371	373
4.290% due 11/25/2034 ~		438	436
5.000% due 08/25/2019		2	2
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~		15	14
Eurohome UK Mortgages PLC
1.056% due 06/15/2044 •	GBP	1,399	1,709
Eurosail PLC
1.050% due 03/13/2045 •		3,664	4,532
1.066% due 12/15/2044 •		161	202
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$88	91
GSMSC Pass-Through Trust
5.500% due 10/26/2035 ~		613	523
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~		646	658
4.494% due 09/25/2035 ~		84	86
IndyMac Adjustable Rate Mortgage Trust
3.909% due 01/25/2032 ~		23	23
IndyMac Mortgage Loan Trust
2.756% due 02/25/2037 •		9,578	6,696
JPMorgan Mortgage Trust
4.131% due 02/25/2034 ~		32	32
LMREC, Inc.
3.484% due 02/22/2032 •		3,000	2,992
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		122	130
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.315% due 08/15/2032 •		83	81
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		18	17
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~		98	101
MortgageIT Trust
2.786% due 10/25/2035 •		602	593
Nomura Resecuritization Trust
2.515% due 12/26/2035 •		3,372	3,350

Prime Mortgage Trust
2.906% due 02/25/2034 •		53	50
Residential Funding Mortgage Securities, Inc. Trust
4.451% due 09/25/2035 ^~		228	190
4.687% due 09/25/2035 ~		315	247
5.750% due 02/25/2036		449	413
Resloc UK PLC
1.066% due 12/15/2043 •	GBP	1,283	1,528
Structured Adjustable Rate Mortgage Loan Trust
3.736% due 02/25/2037 ^~		$2,164	1,847
4.312% due 07/25/2034 ~		123	123
Structured Asset Mortgage Investments Trust
2.706% due 08/25/2036 •		191	237
2.720% due 07/19/2035 •		564	557
3.310% due 10/19/2033 •		21	20
Waldorf Astoria Boca Raton Trust
3.805% due 06/15/2029 •		3,000	2,997
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 10/25/2045 •		279	277
3.667% due 02/25/2037 ^~		2,045	2,002
3.860% due 12/25/2036 ^~		1,703	1,571
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~		1,162	1,137
4.422% due 03/25/2035 ~		118	119
4.503% due 06/25/2035 ~		53	54
4.607% due 03/25/2036 ~		572	582
4.848% due 11/25/2034 ~		1,096	1,108
4.869% due 01/25/2035 ~		729	747

Total Non-Agency Mortgage-Backed Securities (Cost $58,978)			62,538

ASSET-BACKED SECURITIES 11.3%
Ally Auto Receivables Trust
2.720% due 05/17/2021		4,000	3,994
American Express Credit Account Master Trust
1.640% due 12/15/2021		5,400	5,375
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021		3,600	3,560
2.685% due 07/19/2021 •		2,029	2,028
Capital One Multi-Asset Execution Trust
2.905% due 02/15/2022 •		3,900	3,904
CARDS Trust
2.805% due 04/17/2023 •		3,300	3,305
3.047% due 04/17/2023		3,300	3,302
Centex Home Equity Loan Trust
5.170% due 09/25/2034 Ø		3	3
Chapel BV
0.042% due 07/17/2066 •	EUR	1,610	1,835
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		$2,348	2,379
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •		467	299
3.126% due 12/25/2035 •		1,235	1,239
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.451% due 10/25/2034 •		3,000	3,013
Countrywide Asset-Backed Certificates
2.646% due 06/25/2035 •		476	433
2.766% due 12/25/2036 ^•		1,200	1,154
2.906% due 06/25/2036 •		8,500	8,340
Countrywide Asset-Backed Certificates Trust
2.646% due 03/25/2037 •		249	238
3.511% due 08/25/2035 •		500	502
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		4,000	3,994
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		4,000	3,986
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		3,300	3,277
Exeter Automobile Receivables Trust
3.050% due 12/15/2021		3,133	3,127
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		3,400	3,398
Flagship Credit Auto Trust
1.850% due 07/15/2021		988	983
Fremont Home Loan Trust
2.776% due 02/25/2036 •		1,000	806
3.296% due 12/25/2029 •		31	30
GSAMP Trust
2.896% due 01/25/2036 •		6,000	5,949
3.256% due 01/25/2034 •		2,942	2,906
4.156% due 10/25/2034 •		63	61
Hertz Fleet Lease Funding LP
2.887% due 05/10/2032 •		5,000	5,007
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		970	968

JPMorgan Mortgage Acquisition Trust
2.746% due 05/25/2036 •		8	8
2.766% due 06/25/2037 •		11,500	11,301
KVK CLO Ltd.
3.336% due 01/14/2028 •		3,000	2,964
LoanCore Issuer Ltd.
3.585% due 05/15/2028 •		3,300	3,296
LP Credit Card ABS Master Trust
3.830% due 08/20/2024 •		3,214	3,222
MASTR Specialized Loan Trust
2.766% due 02/25/2036 •		623	614
2.766% due 06/25/2046 •		660	622
2.876% due 01/25/2037 •		331	192
MidOcean Credit CLO
3.236% due 04/15/2027 •		3,400	3,390
Morgan Stanley ABS Capital, Inc. Trust
3.436% due 11/25/2034 •		2,415	2,395
Morgan Stanley Capital, Inc. Trust
2.686% due 03/25/2036 •		47	36
Navient Private Education Loan Trust
3.955% due 01/16/2035 •		164	164
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		1,360	1,369
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.306% due 12/25/2034 •		1,352	1,372
Penarth Master Issuer PLC
2.905% due 09/18/2022 •		4,000	3,991
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		930	421
Residential Asset Mortgage Products Trust
2.726% due 12/25/2035 •		692	607
2.866% due 02/25/2036 •		1,000	931
Residential Asset Securities Corp. Trust
2.746% due 10/25/2036 •		2,922	2,851
Securitized Term Auto Receivables Trust
3.060% due 02/25/2021		3,600	3,603
SLM Student Loan Trust
2.530% due 04/25/2019 •		584	583
3.040% due 04/27/2026 •		1,341	1,343
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		794	790
SoFi Professional Loan Program LLC
1.630% due 01/25/2036		379	378
Soundview Home Loan Trust
3.181% due 06/25/2035 •		1,461	1,452
Structured Asset Investment Loan Trust
3.406% due 05/25/2035 •		2,500	2,488
Structured Asset Securities Corp. Mortgage Loan Trust
2.716% due 02/25/2037 •		2,595	2,559
3.511% due 11/25/2035 •		500	495
Tralee CLO Ltd.
3.869% due 10/20/2028 •		4,000	3,933
Venture CLO Ltd.
3.316% due 04/15/2027 •		3,400	3,364
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		4,000	4,000
Wells Fargo Home Equity Asset-Backed Securities Trust
2.756% due 07/25/2036 •		1,221	1,220
Westlake Automobile Receivables Trust
2.530% due 09/16/2019		1,888	1,887
2.980% due 01/18/2022		4,600	4,599
World Omni Automobile Lease Securitization Trust
2.130% due 04/15/2020		4,300	4,276
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •		3,500	3,481

Total Asset-Backed Securities (Cost $152,873)			159,592

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	51,200	1,673
6.250% due 04/22/2019 (l)		$3,900	3,940
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	770	22
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$300	305
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (e)	BRL	41,200	10,473
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,700	3,638
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,443
3.375% due 09/27/2023		5,300	5,389
Province of Ontario
1.650% due 09/27/2019		12,000	11,908
2.000% due 01/30/2019		25,000	24,990

3.150% due 06/02/2022	CAD	3,100	2,331
4.000% due 06/02/2021		2,000	1,528
4.400% due 06/02/2019		50,800	37,601
Province of Quebec
3.500% due 07/29/2020		$600	608
3.500% due 12/01/2022	CAD	600	458
4.250% due 12/01/2021		10,600	8,208
4.500% due 12/01/2020		900	689
Provincia de Buenos Aires
53.677% due 04/12/2025 •(a)	ARS	4,228	96
Qatar Government International Bond
3.875% due 04/23/2023		$3,600	3,647
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	2,000	2,318

Total Sovereign Issues (Cost $134,129)			123,265

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)(j)		4,000	4,460

Total Preferred Securities (Cost $4,120)			4,460

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$7,100	7,104
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		3,300	3,301

			10,405

COMMERCIAL PAPER 0.3%
Ford Motor Credit Co.
2.780% due 02/19/2019		3,400	3,385

REPURCHASE AGREEMENTS (k) 0.1%
			1,730

ARGENTINA TREASURY BILLS 0.4%
0.841% due 02/22/2019 - 04/30/2019 (d)(e)	ARS	163,536	4,763

GREECE TREASURY BILLS 0.1%
0.683% due 03/15/2019 (e)(f)	EUR	800	915

U.S. TREASURY BILLS 0.0%
2.344% due 02/07/2019 - 02/19/2019 (d)(e)(p)		$365	364

Total Short-Term Instruments (Cost $21,587)			21,562

Total Investments in Securities (Cost $1,600,684)			1,602,437

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio		9,012,089	89,418

PIMCO Short-Term Floating NAV Portfolio III	12,479	123

Total Short-Term Instruments (Cost $90,337)		89,541

Total Investments in Affiliates (Cost $90,337)		89,541

Total Investments 119.7% (Cost $1,691,021)		$1,691,978
Financial Derivative Instruments (m)(o) 0.1% (Cost or Premiums, net $(3,553))		1,647
Other Assets and Liabilities, net (19.8)%		(279,911)

Net Assets 100.0%		$1,413,714

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,460	0.32%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,730	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,766)	$1,730	$1,730

Total Repurchase Agreements						$(1,766)	$1,730	$1,730

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	2.800%	12/28/2018	01/11/2019		$(4,980)	$(4,982)
GRE	2.540	11/13/2018	02/13/2019		(9,278)	(9,311)
NOM	2.050	12/21/2018	TBD	(3)	(1,385)	(1,386)

Total Reverse Repurchase Agreements						$(15,679)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
MSC	4.000%	12/31/2018	01/02/2019		$(1,247)	$(1,248)
UBS	2.440	10/30/2018	01/30/2019		(2,388)	(2,398)

Total Sale-Buyback Transactions						$(3,646)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Freddie Mac, TBA	4.000%	01/01/2049	$25,000	$(25,172)	$(25,488)
Ginnie Mae, TBA	4.000	01/01/2049	3,000	(3,053)	(3,072)

Total Short Sales (2.0)%				$(28,225)	$(28,560)

(l)	Securities with an aggregate market value of $19,422 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(89,424) at a weighted average interest rate of 2.061%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.000	02/22/2019	2,666	$2,666	$23	$3
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.500	02/22/2019	26	26	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	169.000	02/22/2019	593	593	5	17
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	103.750	02/22/2019	3,484	3,484	30	4
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	227	227	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	2	2	0	0

Total Purchased Options					$60	$24

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	635	$182,415	$(3)	$0	$(9)
90-Day Eurodollar March Futures	03/2019	172	41,835	2	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	518	97,061	575	0	(113)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	163	2	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	5,494	630,093	10,399	1,437	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,692	328,466	7,864	1,052	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	87	13,977	729	52	0

				$19,566	$2,541	$(122)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	206	$(50,228)	$(189)	$0	$(18)
90-Day Eurodollar June Futures	06/2020	653	(159,177)	(356)	0	(39)
90-Day Eurodollar March Futures	03/2020	346	(84,290)	(312)	0	(17)
90-Day Eurodollar September Futures	09/2020	353	(86,083)	(163)	0	(20)
Australia Government 10-Year Bond March Futures	03/2019	484	(45,230)	(561)	0	(214)
Canada Government 10-Year Bond March Futures	03/2019	148	(14,827)	(458)	6	0
Euro-BTP Italy Government Bond March Futures	03/2019	1,023	(149,818)	(6,317)	0	(70)
Euro-Buxl 30-Year Bond March Futures	03/2019	78	(16,142)	(365)	73	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	737	(127,338)	(167)	177	0
U.S. Treasury 30-Year Bond March Futures	03/2019	1,528	(223,088)	(10,056)	0	(716)
United Kingdom Long Gilt March Futures	03/2019	148	(23,235)	194	25	(76)

				$(18,750)	$281	$(1,170)

Total Futures Contracts				$816	$2,822	$(1,292)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	1.450%	EUR	3,100	$(24)	$10	$(14)	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		$4,000	(186)	5	(181)	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.516		11,900	181	(66)	115	1	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.787		3,000	(90)	217	127	0	(1)

							$(119)	$166	$47	$4	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	(1.000)%	Quarterly	06/20/2023		$46,100	$(800)	$410	$(390)	$0	$(16)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	19,600	(347)	118	(229)	0	(42)

						$(1,147)	$528	$(619)	$0	$(58)

Credit Default Swaps on Credit Indices - Sell Protection (1)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023		$3,400	$204	$(93)	$111	$5	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023		700	37	(22)	15	1	0

						$241	$(115)	$126	$6	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	1,100	$119	$37	$156	$5	$0
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		$86,600	0	(683)	(683)	0	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		46,400	(1,035)	1,832	797	91	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	60,200	(362)	1,372	1,010	88	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		22,100	70	172	242	33	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		12,400	0	547	547	15	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		4,700	(94)	245	151	4	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	22,700	(20)	(236)	(256)	0	(39)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		6,000	149	(189)	(40)	0	(29)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		5,100	(39)	15	(24)	0	(25)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,100	(19)	(185)	(204)	0	(35)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		9,900	(688)	54	(634)	0	(111)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,130,000	(716)	(1,146)	(1,862)	7	(7)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	(66)	(103)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	63	(181)	(118)	0	(2)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		3,410,000	134	528	662	11	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		140,000	0	(30)	(30)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,590,000	(88)	(287)	(375)	0	(7)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,710,000	73	(751)	(678)	0	(6)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		150,000	0	(70)	(70)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		440,000	28	(158)	(130)	0	(4)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		230,000	1	(101)	(100)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,895,000	114	(801)	(687)	0	(17)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		160,000	(5)	(112)	(117)	1	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	MXN	276,600	0	37	37	23	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		1,030,400	(70)	181	111	87	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		320,100	0	(20)	(20)	0	(27)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		834,600	21	(224)	(203)	0	(72)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		137,700	0	(33)	(33)	0	(12)

							$(2,401)	$(253)	$(2,654)	$365	$(397)

Total Swap Agreements							$(3,426)	$326	$(3,100)	$375	$(456)

(n)

Securities with an aggregate market value of $709 and cash of $25,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$7,451	SGD	10,160	$16	$0
BOA	01/2019	CAD	71,161		$53,442	1,304	0
	02/2019	GBP	29,760		38,038	92	(67)
	02/2019	JPY	316,800		2,873	0	(26)
BPS	01/2019	MXN	118,121		5,795	0	(209)
	02/2019		$3,951	JPY	443,500	108	0
	03/2019		4,012	SGD	5,479	16	0
BRC	01/2019	MXN	25,518		$1,268	0	(29)
	02/2019	EUR	5,746		6,562	0	(45)
	02/2019	JPY	3,194,400		28,421	0	(814)
	02/2019		$1,571	EUR	1,372	7	0
	02/2019		4,696	GBP	3,676	9	(9)
CBK	01/2019	MXN	230,496		$11,200	0	(517)
	02/2019	AUD	11,347		8,170	171	0
	02/2019	EUR	6,404		7,333	0	(31)
	02/2019	GBP	3,227		4,059	0	(63)
	02/2019	JPY	9,740,000		86,992	0	(2,127)
	02/2019		$28,398	EUR	24,899	234	(2)
	02/2019		4,991	GBP	3,880	0	(35)
	02/2019		44,305	JPY	5,011,100	1,556	0
GLM	01/2019	ARS	94,056		$2,400	0	(59)
	01/2019	BRL	7,700		1,987	1	0
	01/2019	MXN	309,489		15,053	0	(680)
	01/2019		$2,044	BRL	7,700	0	(58)
	02/2019	EUR	3,635		$4,168	0	(12)
	02/2019	ILS	428		116	2	0
	02/2019		$3,459	EUR	3,029	24	0
	02/2019		47,052	GBP	36,778	102	(178)
	02/2019		60,482	JPY	6,830,000	2,010	0
HUS	01/2019	MXN	509,239		$25,332	0	(497)
	01/2019		$11,930	MXN	245,189	513	0
	01/2019		338	RUB	22,485	0	(17)
	02/2019	AUD	3,415		$2,512	104	0
	02/2019	EUR	12,264		13,984	0	(118)
	02/2019	JPY	3,242,600		28,817	0	(859)
	02/2019		$2,271	AUD	3,104	0	(82)
	02/2019		25,734	JPY	2,910,000	891	0
	03/2019	SGD	7,721		$5,636	0	(39)
	03/2019	THB	6,693		203	0	(3)
IND	01/2019		$7,124	MXN	145,054	250	0
	02/2019		10,800	JPY	1,220,000	356	0
	03/2019		4,402	SGD	6,003	11	0
JPM	01/2019	BRL	71,300		$19,309	913	0
	01/2019		$18,702	BRL	71,300	0	(306)
	01/2019		1,218	MXN	24,800	42	0
	02/2019	GBP	1,652		$2,092	0	(18)
	02/2019	JPY	2,384,100		21,315	0	(504)
	02/2019	TRY	65,154		10,893	0	(1,102)
	02/2019		$4,376	JPY	490,600	114	0
	02/2019		8,740	TRY	49,049	291	0
	03/2019	SGD	11,207		$8,191	0	(46)
	04/2019	BRL	41,200		10,869	308	0
MSB	01/2019		23,000		5,936	1	0
	01/2019		$5,894	BRL	23,000	40	0
MYI	02/2019	JPY	2,796,400		$25,185	0	(398)
SCX	01/2019		$14,715	GBP	11,509	0	(40)
	01/2019		2,444	TRY	16,184	593	0
	02/2019	RUB	22,109		$333	18	0
SSB	01/2019		$200	MXN	4,068	7	0
	02/2019	EUR	29,193		$33,084	0	(484)
UAG	01/2019		$26,750	MXN	509,181	0	(924)
	02/2019	GBP	33,464		$43,200	456	0
	04/2019	EUR	2,000		2,521	209	0

Total Forward Foreign Currency Contracts						$10,769	$(10,398)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$4,400	$211	$190
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	1,100	53	48

Total Purchased Options							$264	$238

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	02/20/2019	$2,100	$(3)	$(5)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	5,000	(9)	(8)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	1,500	(1)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	12,200	(26)	(28)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	3,900	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	3,300	(6)	(6)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	2,200	(4)	(4)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	5,700	(6)	(8)

						$(58)	$(66)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$19,500	$(213)	$(180)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	4,900	(53)	(46)

							$(266)	$(226)

Total Written Options							$(324)	$(292)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.997%	$1,700	$11	$(10)	$1	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997	4,700	30	(28)	2	0
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	2,700	(168)	22	0	(146)

Total Swap Agreements							$(127)	$(16)	$3	$(146)

(p)

Securities with an aggregate market value of $1,935 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$426,336	$0	$426,336
Industrials	0	180,509	9	180,518
Utilities	0	39,370	0	39,370
Municipal Bonds & Notes
Illinois	0	2,889	0	2,889
U.S. Government Agencies	0	546,912	0	546,912
U.S. Treasury Obligations	0	34,995	0	34,995
Non-Agency Mortgage-Backed Securities	0	62,538	0	62,538
Asset-Backed Securities	0	159,592	0	159,592
Sovereign Issues	0	123,265	0	123,265
Preferred Securities
Banking & Finance	0	4,460	0	4,460
Short-Term Instruments
Certificates of Deposit	0	10,405	0	10,405
Commercial Paper	0	3,385	0	3,385
Repurchase Agreements	0	1,730	0	1,730
Argentina Treasury Bills	0	4,763	0	4,763
Greece Treasury Bills	0	915	0	915
U.S. Treasury Bills	0	364	0	364
	$0	$1,602,428	$9	$1,602,437

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$89,541	$0	$0	$89,541

Total Investments	$89,541	$1,602,428	$9	$1,691,978

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(28,560)	$0	$(28,560)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,822	399	0	3,221
Over the counter	0	11,010	0	11,010
	$2,822	$11,409	$0	$14,231

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,292)	(456)	0	(1,748)
Over the counter	0	(10,836)	0	(10,836)

	$(1,292)	$(11,292)	$0	$(12,584)

Total Financial Derivative Instruments	$1,530	$117	$0	$1,647

Totals	$91,071	$1,573,985	$9	$1,665,065

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities and Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	$2,100	$2,090

Total Loan Participations and Assignments (Cost $2,070)		2,090

CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.4%
Fannie Mae
3.575% due 02/01/2026 «(c)	12,198	12,363
3.740% due 01/01/2031 «(c)	13,890	14,115
3.780% due 01/01/2029 «(c)	5,350	5,469
3.840% due 02/01/2029 «(c)	2,537	2,601
3.850% due 01/01/2029 «(c)	8,383	8,603
Preferred Term Securities Ltd.
3.088% (US0003M + 0.300%) due 03/22/2037 ~	405	372
3.088% (US0003M + 0.300%) due 09/22/2037 ~	3,409	3,084
3.138% (US0003M + 0.350%) due 03/22/2038 ~	2,035	1,841
3.168% (US0003M + 0.380%) due 09/23/2035 ~	511	485
3.368% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,480
Ventas Realty LP
4.125% due 01/15/2026	11,400	11,328

		63,741

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,612
Times Square Hotel Trust
8.528% due 08/01/2026	361	417

		2,029

Total Corporate Bonds & Notes (Cost $63,013)		65,770

U.S. GOVERNMENT AGENCIES 79.0%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	16,715	13,047
0.200% due 02/25/2043 •(a)	8,479	85
0.266% due 01/25/2044 ~(a)	7,431	70
0.866% due 09/25/2022 ~(a)	109,960	2,464
0.976% due 01/25/2043 •	2,027	1,353
1.302% due 01/25/2043 •	1,155	882
1.394% due 07/25/2044 ~(a)	2,786	131
1.397% due 10/25/2046 ~(a)	875	43
1.440% due 07/25/2044 ~(a)	3,587	175
1.444% due 08/25/2047 •(a)	83,401	5,090
1.457% due 04/25/2046 ~(a)	2,943	125
1.458% due 03/25/2045 ~(a)	2,552	115
1.494% due 01/25/2033 •	3,525	2,956
1.500% due 03/25/2042	2,360	1,896
1.508% due 07/25/2052 ~(a)	2,612	115
1.548% due 09/25/2045 ~(a)	2,889	154
1.562% due 01/25/2045 ~(a)	2,987	117
1.582% due 04/25/2055 ~(a)	4,335	232
1.593% due 08/25/2044 ~(a)	2,763	132
1.644% due 02/25/2033 •	4,706	4,088
1.682% due 07/25/2045 ~(a)	11,936	672
1.716% due 05/25/2043 •	3,311	2,676
1.723% due 08/25/2054 ~(a)	1,797	93
1.758% due 08/25/2055 ~(a)	2,712	143
1.786% due 09/01/2043 •	8,526	8,355
1.841% due 05/25/2047 •	8,220	6,348
2.000% due 12/25/2042	82	54
2.241% due 01/25/2043 •	2,724	2,306
2.393% due 03/25/2043 •	23,299	19,325
2.412% due 01/01/2047 •	242	237
2.461% due 10/25/2042 •	509	384
2.500% due 06/25/2022 - 01/01/2033	5,656	5,509
2.500% due 12/25/2027 - 02/25/2028 (a)	25,597	1,828
2.600% due 09/01/2024 (f)	15,400	15,143
2.626% due 03/25/2043 •	1,974	1,795

2.651% due 03/25/2047 •	256	221
2.693% due 03/25/2033 •	11,009	10,190
2.806% due 05/25/2048 - 12/25/2048 •	96,495	96,464
2.954% due 12/31/2048 «(c)	18,343	18,289
2.990% due 09/01/2025	6,990	6,986
3.000% due 12/25/2021 - 12/25/2048 (a)	273,148	32,789
3.000% due 09/25/2022 - 05/25/2048	48,576	46,662
3.000% due 04/01/2031 - 09/25/2048 (f)	126,381	124,230
3.056% due 06/25/2042 •	24,827	24,993
3.094% due 06/25/2044 •(a)	13,268	1,876
3.106% due 02/25/2024 •	6	6
3.225% due 04/01/2048 •	540	543
3.250% due 05/01/2047 •	7,330	7,384
3.330% due 07/01/2022	1,894	1,937
3.356% due 07/25/2038 - 12/25/2039 •	3,131	3,200
3.360% due 02/01/2032	11,385	11,220
3.370% due 10/01/2025 (f)	33,576	34,087
3.430% due 03/01/2033	1,000	973
3.440% due 02/01/2032	6,731	6,669
3.444% due 10/25/2043 •(a)	31,498	5,609
3.465% due 05/01/2048 •	708	716
3.485% due 11/25/2042 - 05/25/2043 •	361	316
3.490% due 07/01/2026	4,064	4,159
3.494% due 07/25/2046 - 12/25/2046 •(a)	55,647	10,332
3.500% due 10/25/2021 - 12/25/2046 (a)	243,434	38,344
3.500% due 01/01/2026 «(c)	20,750	21,082
3.500% due 03/01/2038 - 01/01/2047 (f)	38,793	39,130
3.500% due 03/01/2040 - 11/25/2045	16,468	16,272
3.541% due 06/01/2048 •	2,370	2,405
3.544% due 10/25/2042 - 02/25/2047 •(a)	58,775	10,123
3.594% due 06/25/2037 - 03/25/2045 •(a)	46,666	8,587
3.600% due 08/01/2023	438	457
3.603% due 06/01/2048 •	732	744
3.643% due 01/01/2035 •	832	879
3.644% due 05/25/2042 - 09/25/2048 •(a)	78,943	12,882
3.690% due 08/01/2023 (f)	3,519	3,654
3.694% due 06/25/2040 - 05/25/2048 •(a)	86,734	14,612
3.694% due 05/25/2048 •	16,881	17,222
3.744% due 08/25/2041 - 02/25/2043 •(a)	44,273	5,672
3.750% due 05/25/2033 - 01/25/2044	2,515	2,589
3.764% due 12/25/2042 - 10/25/2043 •	5,444	5,006
3.852% due 11/25/2042 - 10/25/2045 •	6,710	6,035
3.891% due 12/01/2034 •	319	330
3.924% due 03/25/2042 •(a)	3,900	701
3.928% due 01/01/2035 •	352	367
4.000% due 01/25/2033 - 06/25/2048 (a)	175,494	36,682
4.000% due 06/01/2033 - 10/01/2047	322,227	329,445
4.000% due 03/01/2037 - 12/01/2047 (f)	291,405	299,515
4.000% due 12/25/2046 - 03/25/2047 •	467	411
4.050% due 12/01/2028 (f)	3,720	3,919
4.094% due 09/25/2040 •(a)	3,799	408
4.144% due 05/25/2036 - 04/25/2037 •(a)	4,496	373
4.194% due 10/25/2026 - 08/25/2040 •(a)	8,579	939
4.225% due 06/01/2035 •	142	150
4.244% due 09/25/2039 •(a)	140	20
4.294% due 11/25/2036 •(a)	2,120	343
4.334% due 08/25/2033 •	812	812
4.349% due 08/25/2043 ~	49	50
4.365% due 05/25/2042 ~	43	44
4.394% due 04/25/2038 •(a)	1,049	152
4.500% due 08/01/2019 - 07/01/2042	12,614	13,130
4.500% due 05/25/2025 - 09/25/2046 (a)	4,076	788
4.500% due 12/01/2038 (f)	10,000	10,510
4.516% due 12/01/2035 •	1,498	1,582
4.594% due 10/25/2034 •(a)	1,965	262
5.000% due 04/25/2033 - 07/25/2040	289	309
5.000% due 06/01/2048 (f)	6,873	7,294
5.002% due 10/25/2041 •	687	643
5.088% due 06/25/2043 •	6,798	7,110
5.102% due 11/25/2041 •	3,331	3,462
5.194% due 08/25/2034 •(a)	1,119	190
5.469% due 08/25/2043 •	1,109	1,121
5.500% due 02/25/2029 (a)	15	2
5.500% due 01/25/2032 ~(a)	280	50
5.500% due 07/25/2034 - 11/01/2036	3,453	3,764
5.975% due 05/25/2043 •	611	694
6.000% due 04/25/2032 - 02/25/2033 (a)	471	95
6.000% due 02/25/2034	172	199
6.300% due 06/25/2031 ~	47	48
6.500% due 04/25/2038 (a)	506	105
7.000% due 12/25/2023 - 03/25/2049	76	91
7.648% due 03/25/2040 •	298	331
10.983% due 09/25/2024 •	13	15
12.711% due 09/25/2023 •	4	4
15.495% due 12/25/2036 •	119	161

Fannie Mae, TBA
2.500% due 01/01/2034 - 01/01/2049	96,800	92,523
3.000% due 01/01/2034 - 02/01/2034	58,200	58,072
3.500% due 01/01/2034 - 03/01/2049	828,150	828,442
4.000% due 01/01/2034	9,500	9,722
6.000% due 01/01/2049	2,000	2,149
Freddie Mac
0.000% due 09/15/2032 - 10/15/2058 (b)(e)	65,943	52,344
0.531% due 08/25/2022 ~(a)	105,560	1,633
0.618% due 07/25/2024 ~(a)	140,208	3,938
0.843% due 09/25/2022 ~(a)	43,882	1,131
1.071% due 10/15/2037 ~(a)	865	33
1.135% due 10/15/2037 ~(a)	331	13
1.258% due 08/25/2019 ~(a)	139,553	838
1.264% due 05/15/2037 ~(a)	624	31
1.345% due 11/25/2019 ~(a)	93,667	927
1.392% due 03/15/2037 ~(a)	979	57
1.471% due 01/15/2033 •	1,276	1,110
1.493% due 10/15/2038 ~(a)	11,748	636
1.495% due 07/15/2047 •(a)	63,176	3,834
1.567% due 01/15/2038 ~(a)	8,024	430
1.568% due 08/15/2041 ~(a)	892	45
1.580% due 10/15/2041 ~(a)	1,646	67
1.616% due 11/15/2036 ~(a)	2,395	159
1.647% due 02/15/2038 ~(a)	2,132	111
1.658% due 11/15/2038 ~(a)	2,864	151
1.733% due 06/15/2038 ~(a)	1,626	103
1.745% due 08/15/2036 ~(a)	1,712	110
2.045% due 08/15/2040 •(a)	4,518	319
2.317% due 02/15/2033 - 08/15/2047 •	9,598	8,552
2.394% due 10/15/2042 •	1,426	1,086
2.454% due 01/15/2043 •	4,719	3,766
2.500% due 09/15/2027 - 03/15/2031 (a)	83,023	5,993
2.500% due 01/15/2033	8,778	8,164
2.545% due 04/15/2042 •(a)	4,432	492
2.581% due 11/15/2042 •	2,319	2,029
2.634% due 03/15/2045 •	587	519
2.641% due 11/15/2032 •	375	340
2.649% due 10/15/2037 •	27,089	27,210
2.649% due 01/15/2038 - 10/15/2038 •(f)	16,822	16,769
2.955% due 06/15/2042 •	27,155	27,289
3.000% due 04/15/2027 - 09/15/2048 (a)	82,268	10,999
3.000% due 08/15/2042 - 06/15/2048	48,446	46,974
3.314% due 12/15/2027 ~(a)	2,780	228
3.404% due 07/15/2043 •	552	502
3.435% due 09/15/2043 •(a)	26,388	4,192
3.439% due 09/25/2024 ~	13,400	12,201
3.500% due 01/15/2032 - 04/15/2046 (a)	102,032	17,143
3.500% due 01/01/2038 - 04/15/2054	23,640	23,527
3.500% due 02/01/2047 - 04/01/2047 (f)	16,589	16,629
3.545% due 10/15/2036 - 08/15/2042 •(a)	67,427	10,596
3.579% due 12/15/2042 •	1,732	1,636
3.595% due 08/15/2041 - 09/15/2044 •(a)	22,365	3,551
3.630% due 05/15/2043 •	933	837
3.645% due 12/15/2042 - 02/15/2044 •(a)	29,438	4,467
3.695% due 08/15/2025 - 10/15/2048 •(a)	200,769	28,621
3.745% due 01/15/2033 - 06/15/2048 •(a)	28,544	4,397
3.852% due 07/15/2037 - 08/15/2045 •	8,200	8,002
3.975% due 02/15/2037 •(a)	1,000	147
3.995% due 04/15/2032 •(a)	2,986	386
4.000% due 04/15/2019 - 03/01/2048	27,816	28,656
4.000% due 01/15/2033 - 02/15/2047 •	12,044	11,468
4.000% due 03/15/2042 - 09/15/2048 (a)	30,221	6,011
4.000% due 04/01/2044 - 02/01/2048 (f)	57,040	58,410
4.045% due 01/15/2039 •(a)	2,610	102
4.125% due 06/15/2041 Ø	8,257	8,417
4.145% due 01/15/2041 •(a)	748	112
4.195% due 02/15/2032 - 03/15/2035 •(a)	2,141	207
4.245% due 09/15/2026 - 07/15/2042 •(a)	6,837	939
4.295% due 03/15/2037 •(a)	1,021	121
4.500% due 04/01/2019 - 02/01/2048	3,998	4,202
4.500% due 12/01/2041 (f)	3,641	3,812
4.500% due 07/15/2042 (a)	5,240	1,119
4.500% due 04/15/2044 - 12/15/2046 •	8,090	7,544
4.890% due 10/15/2040 •	284	303
4.990% due 01/15/2041 •	1,081	1,141
5.000% due 10/15/2042 - 11/15/2046 •	10,538	10,781
5.002% due 09/15/2041 •	1,655	1,594
5.500% due 02/15/2033 - 01/01/2038	2,017	2,178
5.500% due 05/15/2041 •	110	119
5.502% due 09/17/2032 •	37	39
5.545% due 06/15/2031 •(a)	249	45
6.000% due 07/15/2035	446	582
6.000% due 03/15/2044 (a)	590	150
6.002% due 05/15/2035 •	274	300
6.117% due 04/15/2043 •	1,648	1,936

6.471% due 12/15/2023 •(a)	462	43
6.603% due 05/15/2041 •	842	976
7.000% due 03/01/2039	47	54
7.095% due 02/15/2041 •	642	766
7.500% due 06/15/2042 •	1,283	1,388
7.540% due 05/15/2024 •(a)	253	37
8.090% due 05/15/2033 •	7	9
8.251% due 05/15/2033 •	22	25
9.331% due 05/15/2035 •	103	104
9.919% due 10/15/2033 •	357	427
10.776% due 11/15/2034 •	13	16
11.706% due 10/25/2027 •	249	311
12.883% due 10/15/2023 •	39	44
13.256% due 03/25/2025 •	679	894
Freddie Mac, TBA
3.500% due 01/01/2049	7,000	6,998
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(e)	53,468	45,405
0.000% due 05/16/2050 ~	5,994	13
0.151% due 08/20/2047 ~(a)	18,085	441
0.215% due 04/16/2053 ~(a)	2,158	17
0.271% due 06/20/2046 ~(a)	14,275	287
0.317% due 05/20/2047 ~(a)	33,770	849
0.331% due 12/20/2045 ~(a)	4,292	94
0.332% due 11/20/2046 ~(a)	22,132	555
0.450% due 01/20/2047 ~(a)	19,594	436
0.454% due 08/16/2048 ~(a)	12,863	260
0.567% due 11/20/2046 ~(a)	1,405	30
0.579% due 10/20/2046 ~(a)	20,431	420
0.602% due 07/20/2046 ~(a)	20,541	495
0.655% due 09/20/2045 ~(a)	6,218	174
0.676% due 11/20/2045 ~(a)	3,804	106
0.785% due 08/20/2045 ~(a)	2,571	67
0.801% due 06/20/2043 ~(a)	3,933	106
0.806% due 04/20/2043 ~(a)	28,027	679
0.903% due 05/20/2040 ~(a)	13,123	440
0.952% due 07/20/2041 ~(a)	4,216	113
0.976% due 06/20/2042 ~(a)	5,067	185
1.026% due 06/20/2042 ~(a)	4,757	193
1.673% due 05/16/2053 ~(a)	442	31
2.250% due 07/16/2045	3,515	2,853
2.346% due 12/20/2042 ~	2,172	2,035
2.500% due 03/20/2045	2	2
2.649% due 08/20/2046 •(f)	39,563	39,502
2.764% due 11/20/2060 •	1,348	1,350
2.814% due 03/20/2061 •	698	700
2.834% due 08/20/2062 •	1,190	1,194
3.000% due 05/20/2039 - 06/20/2046 (a)	48,033	6,591
3.000% due 03/20/2048	300	295
3.064% due 09/20/2065 - 11/20/2065 •	17,101	17,287
3.080% due 09/20/2043 •(a)	3,296	334
3.080% due 01/20/2044 •	4,000	3,709
3.364% due 02/20/2066 •	4,003	4,091
3.500% due 03/20/2042 - 01/20/2048	36,656	36,870
3.500% due 11/20/2042 - 09/20/2046 (a)	12,689	2,914
3.500% due 01/20/2047 (f)	2,659	2,685
3.595% due 06/16/2039 •(a)	2,244	255
3.610% due 11/20/2045 •(a)	12,222	2,190
3.630% due 01/20/2035 - 07/20/2043 •(a)	5,125	661
3.645% due 11/16/2034 •(a)	800	105
3.730% due 09/20/2048 •(a)	31,580	2,861
3.780% due 02/20/2042 •(a)	568	42
3.780% due 04/20/2048 •	8,785	8,851
3.803% due 02/20/2045 •	564	494
3.852% due 09/20/2045 •	323	297
3.945% due 01/16/2038 •(a)	5,150	473
3.995% due 02/16/2040 •(a)	4,419	665
4.000% due 07/20/2039 - 08/15/2048	12,568	12,963
4.000% due 10/16/2044 (a)	2,817	505
4.000% due 11/20/2046 •	4,039	3,902
4.110% due 10/20/2033 •(a)	1,205	154
4.230% due 05/20/2041 •(a)	4,035	522
4.500% due 07/20/2039 - 07/20/2048	26,355	27,224
4.500% due 12/16/2041 - 05/20/2043 (a)	4,350	738
4.660% due 12/20/2040 •	3,255	3,323
5.000% due 08/20/2034 - 12/20/2048	75,205	78,493
5.000% due 09/20/2038 - 05/16/2043 (a)	2,341	462
5.000% due 06/20/2045 - 08/20/2045 •	1,755	1,814
5.000% due 10/20/2048 - 11/20/2048 (f)	6,991	7,283
5.000% due 01/20/2049 (c)	4,500	4,691
5.500% due 02/20/2034 - 04/20/2040	471	484
5.500% due 11/16/2037 (a)	76	7
6.000% due 07/20/2038 - 06/20/2041	673	731
6.500% due 03/15/2035	840	952
7.500% due 11/15/2030	11	12
8.000% due 05/17/2034 •	115	119

9.720% due 10/20/2045 •		2,782	3,238
Ginnie Mae, TBA
3.000% due 01/01/2049		12,300	12,103
4.000% due 01/01/2049		143,100	146,555
5.000% due 01/01/2049 - 03/01/2049		161,650	168,071

Total U.S. Government Agencies (Cost $3,687,930)			3,663,905

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Notes
1.750% due 03/31/2022 (h)		22,900	22,391
1.750% due 05/31/2022 (f)		69,340	67,710
1.750% due 06/30/2022 (h)(j)		2,800	2,733
1.750% due 09/30/2022 (f)		57,200	55,704
1.750% due 01/31/2023 (h)		25,350	24,623
1.875% due 08/31/2022 (f)(h)(j)		57,200	55,990
2.000% due 07/31/2022 (f)(h)		37,500	36,892
2.000% due 10/31/2022 (f)		64,100	62,978
2.000% due 11/30/2022 (f)		15,000	14,731
2.125% due 12/31/2021 (f)		92,400	91,509
2.125% due 06/30/2022 (f)(h)(j)		100,300	99,132
2.250% due 11/15/2025 (j)		1,600	1,566
2.250% due 02/15/2027 (f)(j)		137,850	133,997
2.250% due 08/15/2027 (f)		21,700	21,023
2.375% due 01/31/2023 (f)		61,800	61,531
2.375% due 05/15/2027 (f)		50,700	49,691
2.500% due 03/31/2023 (f)		45,750	45,766
2.625% due 06/30/2023 (f)		25,000	25,135
2.750% due 06/30/2025 (f)		5,100	5,154
2.750% due 02/15/2028		3,300	3,320
2.875% due 11/30/2025		75,400	76,802
3.000% due 09/30/2025 (f)(j)		22,000	22,578

Total U.S. Treasury Obligations (Cost $991,005)			980,956

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.7%
Adjustable Rate Mortgage Trust
3.656% due 02/25/2035 •		4,594	4,283
American Home Mortgage Assets Trust
2.736% due 06/25/2037 •		12,889	10,074
2.796% due 08/25/2037 ^•		11,171	10,099
3.818% due 01/25/2036 ~		1,602	1,322
American Home Mortgage Investment Trust
2.906% due 03/25/2046 •		9,882	9,451
4.886% due 06/25/2045 •		348	347
Anthracite Ltd.
5.678% due 06/20/2041		7,900	2,467
Ashford Hospitality Trust
3.705% due 04/15/2035 •		8,335	8,264
3.755% due 05/15/2035 •		2,200	2,184
4.055% due 05/15/2035 •		1,600	1,585
4.555% due 04/15/2035 •		8,500	8,395
5.205% due 05/15/2035 •		2,300	2,277
Banc of America Alternative Loan Trust
2.866% due 06/25/2037 •		622	489
4.134% due 06/25/2037 ^•(a)		669	102
6.000% due 06/25/2046 ^		2,830	2,537
Banc of America Commercial Mortgage Trust
5.752% due 02/10/2051 ~		4,617	4,657
6.034% due 02/10/2051 ~		5,374	5,429
Banc of America Funding Trust
2.716% due 05/26/2037 •		34,685	29,995
4.317% due 02/20/2036 ^~		1,660	1,553
4.447% due 01/20/2047 ^~		430	410
6.000% due 09/25/2036		28	27
Banc of America Mortgage Trust
4.045% due 04/25/2035 ^~		404	383
4.193% due 05/25/2034 ~		79	80
4.282% due 06/25/2034 ~		108	106
4.449% due 11/20/2046 ^~		171	166
Bancaja Fondo de Titulizacion de Activos
0.000% due 02/20/2036 •	EUR	1,139	1,290
Barclays Commercial Mortgage Securities Trust
4.846% due 07/15/2037 •		$10,600	10,401
BCAP LLC Trust
2.485% due 01/26/2037 ~		4,717	4,255
4.000% due 03/26/2036 ~		481	481
4.293% due 01/26/2034 ~		255	250
Bear Stearns Adjustable Rate Mortgage Trust
4.105% due 10/25/2036 ^~		582	548
4.108% due 05/25/2037 ~		6,254	5,916
4.792% due 12/25/2046 ^•		1,008	919
4.817% due 12/25/2046 •		4,129	3,687
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •		56	56

2.826% due 08/25/2036 ^•	9,182	9,450
3.006% due 01/25/2036 ^•	1,859	1,894
3.848% due 08/25/2036 ^~	7,087	5,785
4.257% due 04/25/2035 ~	147	137
Bear Stearns Mortgage Funding Trust
2.736% due 09/25/2046 ^•	163	167
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	4,236	3,833
BSPRT Issuer Ltd.
3.555% due 10/15/2034 •	11,025	10,904
BX Commercial Mortgage Trust
3.205% due 11/15/2035 •	58,613	58,314
BX Trust
3.655% due 07/15/2034 •	9,095	9,000
BXP Trust
3.379% due 06/13/2039	10,300	10,085
Chase Mortgage Finance Trust
4.256% due 02/25/2037 ~	115	115
ChaseFlex Trust
2.656% due 08/25/2037 •	5,393	5,524
2.846% due 05/25/2037 •	2,705	2,586
Citigroup Commercial Mortgage Trust
3.735% due 07/15/2027 •	4,300	4,281
Citigroup Mortgage Loan Trust
3.934% due 06/27/2037 ~	7,028	6,848
4.085% due 02/20/2036 ~	5,165	4,886
4.490% due 05/25/2035 •	18	18
4.980% due 03/25/2036 ^•	64	61
5.500% due 09/25/2035 ~	4,313	4,299
6.000% due 08/25/2037 ~	2,998	2,240
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	3,556	3,552
4.349% due 11/25/2022 Ø	1,485	1,486
CLNS Trust
3.200% due 06/11/2032 •	10,100	10,045
Commercial Mortgage Trust
1.547% due 12/10/2045 ~(a)	5,790	291
2.867% due 02/10/2048	5,000	4,165
3.424% due 03/10/2031	10,000	10,167
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	66	53
Countrywide Alternative Loan Trust
2.626% due 06/25/2036 •	4,329	4,025
2.646% due 04/25/2047 •	542	516
2.686% due 11/25/2036 •	6,742	6,311
2.696% due 09/25/2046 ^•	3,130	2,883
2.744% due 02/25/2035 •(a)	25	0
2.786% due 08/25/2047 ^•	5,145	4,427
2.790% due 11/20/2035 •	521	491
2.906% due 06/25/2036 ^•	2,284	1,439
3.094% due 06/25/2036 •(a)	2,260	422
3.206% due 05/25/2036 •	263	158
3.557% due 08/25/2035 •	7,296	7,243
3.582% due 03/25/2047 ^•	178	154
3.643% due 05/25/2036 ~	4,277	3,780
3.657% due 09/25/2035 •	705	694
4.444% due 10/25/2037 ^•(a)	8,396	2,075
5.500% due 07/25/2035	10,680	9,938
6.000% due 07/25/2036 ^	26,529	19,590
6.000% due 08/25/2036	3,029	3,055
6.000% due 08/25/2036 •	2,444	2,427
6.000% due 04/25/2037	5,721	4,314
6.000% due 04/25/2037 ^	1,263	915
6.000% due 07/25/2037	17,572	12,855
6.500% due 12/25/2036	11,739	8,828
Countrywide Asset-Backed Certificates
2.746% due 04/25/2036 ^•	370	296
Countrywide Home Loan Mortgage Pass-Through Trust
3.166% due 02/25/2035 •	666	672
3.536% due 01/25/2036 ~	110	105
3.568% due 01/25/2036 ^~	5,065	4,685
3.686% due 03/25/2037 ^~	807	735
3.791% due 02/25/2047 ^~	1,078	960
4.587% due 11/19/2033 ~	13	13
5.500% due 01/25/2035	351	350
5.750% due 05/25/2037 ^	39	29
5.750% due 07/25/2037 ^	2,827	2,390
6.000% due 01/25/2038	428	337
6.250% due 09/25/2037 ^	124	111
6.500% due 11/25/2037 ^	6,557	4,958
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^	953	967
Credit Suisse Mortgage Capital Certificates
3.806% due 01/26/2047 ~	5,414	4,237
4.046% due 09/27/2047 ~	7,720	7,796
5.624% due 10/26/2036 ~	1,474	1,310

Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~		2,347	2,349
CSMCM Trust Certificates
4.080% due 07/25/2050 (a)		10,733	11,018
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.656% due 03/25/2037 ^•		1,953	1,788
2.746% due 01/25/2047 •		1,938	1,605
2.806% due 09/25/2047 ^•		30,755	27,179
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	1,246	1,402
Eurosail PLC
1.600% due 09/13/2045 •	GBP	861	1,097
1.670% due 09/13/2045 •		1,570	1,905
Fannie Mae
3.820% due 01/01/2029 «(c)		$5,000	5,045
First Horizon Alternative Mortgage Securities Trust
2.716% due 07/25/2036 ~		144	126
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~		181	149
4.695% due 11/25/2035 ~		36	35
Freddie Mac
0.000% due 08/15/2056 (b)(e)		84,349	65,307
0.000% due 08/15/2057 (b)(e)		61,475	47,233
Global Mortgage Securitization Ltd.
2.776% due 04/25/2032 •		896	874
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^~		10,305	10,294
GMAC Mortgage Corp. Loan Trust
4.376% due 05/25/2035 ~		31	30
Great Hall Mortgages PLC
2.931% due 06/18/2039 •		734	708
GS Mortgage Securities Corp.
4.579% due 10/10/2032		26,200	26,539
GS Mortgage Securities Corp. Trust
3.655% due 07/15/2031 •		9,225	9,170
3.905% due 07/15/2031 •		3,293	3,259
4.067% due 02/10/2029 ~		26,000	25,806
GS Mortgage Securities Trust
1.354% due 08/10/2043 ~(a)		56,721	954
5.730% due 07/15/2031 •		1,800	1,799
GSMPS Mortgage Loan Trust
2.906% due 04/25/2036 •		9,257	7,814
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,003	612
HarborView Mortgage Loan Trust
2.660% due 01/19/2038 •		27,228	26,321
2.680% due 11/19/2036 •		9,790	8,701
3.090% due 08/19/2045 •		68	67
4.157% due 10/19/2035 •		31,619	24,668
4.265% due 04/19/2034 ~		153	152
HSI Asset Loan Obligation Trust
2.876% due 12/25/2036 •		982	407
4.124% due 12/25/2036 •(a)		961	194
HSI Asset Securitization Corp. Trust
3.316% due 07/25/2035 •		13,265	13,186
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~		10,000	9,575
Impac Secured Assets Trust
2.676% due 01/25/2037 •		1,930	1,866
2.786% due 08/25/2036 •		2,422	1,989
2.856% due 05/25/2036 •		66	65
IndyMac Mortgage Loan Trust
3.286% due 12/25/2034 •		474	424
3.564% due 09/25/2036 ^~		3,909	3,401
3.736% due 06/25/2037 ^~		17,946	15,160
3.804% due 09/25/2036 ^~		281	252
3.973% due 08/25/2035 ~		87	78
Jefferies Resecuritization Trust
4.208% due 02/26/2036 ~		318	318
7.615% due 06/25/2047 ~		1,201	1,094
JPMorgan Alternative Loan Trust
2.666% due 11/25/2036 ^•		2,987	2,870
2.826% due 09/25/2036 •		709	702
4.052% due 11/25/2036 ^~		3,337	3,512
6.000% due 12/27/2036		4,412	3,557
JPMorgan Chase Commercial Mortgage Securities Trust
4.165% due 06/15/2035 •		2,500	2,472
4.595% due 10/15/2032 •		3,900	3,892
5.337% due 05/15/2047		34,650	34,688
JPMorgan Mortgage Trust
4.126% due 04/25/2035 ~		64	65
4.220% due 11/25/2035 ~		6,878	6,737
4.570% due 07/25/2035 ~		12	12
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		8,563	7,457

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		8,181	8,101
La Hipotecaria Panamanian Mortgage Trust
2.500% due 09/08/2039 «•		8,308	8,038
3.258% due 11/24/2042 «•		15,300	15,189
LB-UBS Commercial Mortgage Trust
0.182% due 02/15/2040 ~(a)		7,617	1
5.612% due 02/15/2040 ~		5,698	5,708
Lehman Mortgage Trust
2.826% due 08/25/2036 ^•		195	155
5.750% due 02/25/2037 ^		7,074	6,243
Lehman XS Trust
2.746% due 08/25/2036 ^•		299	286
3.406% due 08/25/2047 ^•		4,278	3,663
Luminent Mortgage Trust
2.736% due 05/25/2037 ^•		54	49
MASTR Asset Securitization Trust
6.250% due 01/25/2038		923	792
MASTR Reperforming Loan Trust
7.000% due 07/25/2035		3,293	3,282
MASTR Resecuritization Trust
6.000% due 10/25/2036 ~		4,073	3,821
Merrill Lynch Mortgage Investors Trust
4.601% due 02/25/2036 ^~		1,025	895
ML-CFC Commercial Mortgage Trust
5.324% due 12/12/2049 ~		6,400	6,244
Morgan Stanley Bank of America Merrill Lynch Trust
0.994% due 12/15/2048 ~(a)		8,407	274
Morgan Stanley Mortgage Loan Trust
2.876% due 11/25/2035 •		1,287	1,290
3.406% due 02/25/2036 ^•		479	455
4.372% due 09/25/2035 ^~		115	98
5.500% due 10/25/2037 ^		892	883
5.701% due 02/25/2047 Ø		2,970	1,921
Mortgage Equity Conversion Asset Trust
3.080% due 02/25/2042 «•		4,126	3,845
3.110% due 01/25/2042 «•		35,614	33,328
3.120% due 05/25/2042 «•		16,551	15,392
MortgageIT Securities Corp. Mortgage Loan Trust
2.736% due 06/25/2047 •		4,665	4,382
Motel 6 Trust
3.375% due 08/15/2034 •		11,483	11,306
3.645% due 08/15/2034 •		10,143	9,978
4.605% due 08/15/2034 •		1,053	1,039
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
5.000% due 01/22/2026		1,400	1,428
New York Mortgage Trust
3.166% due 08/25/2035 •		1,503	1,438
PFP Ltd.
3.335% due 07/14/2035 •		10,839	10,718
3.705% due 07/14/2035 •		7,874	7,793
RBSGC Mortgage Loan Trust
2.806% due 01/25/2037 •		22,742	9,905
RBSSP Resecuritization Trust
2.822% due 09/26/2034 •		47	47
6.000% due 06/26/2037 ~		692	571
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	18,505	13,508
3.650% due 08/12/2053		8,300	6,069
Residential Accredit Loans, Inc. Trust
2.646% due 01/25/2037 •		$5,962	5,715
2.696% due 05/25/2037 •		7,326	6,959
2.706% due 10/25/2046 •		2,291	2,183
2.856% due 08/25/2035 ^•		1,497	1,282
2.915% due 08/25/2035 •		264	235
3.306% due 10/25/2045 •		210	192
3.517% due 09/25/2045 •		4,084	3,827
4.999% due 05/25/2035 ^~		97	76
8.000% due 04/25/2036 ^•		306	298
Residential Asset Securitization Trust
6.250% due 08/25/2036		808	710
Residential Funding Mortgage Securities, Inc. Trust
4.886% due 04/25/2037 ~		706	658
RESIMAC Bastille Trust
3.229% due 12/16/2059 •		1,766	1,764
Sequoia Mortgage Trust
3.931% due 07/20/2037 ~		157	136
Structured Adjustable Rate Mortgage Loan Trust
2.656% due 02/25/2037 •		6,802	6,251
3.656% due 12/25/2037 ^•		4,812	4,185
4.056% due 05/25/2035 ~		2,239	1,962
4.209% due 08/25/2035 ~		665	663
Structured Asset Mortgage Investments Trust
2.686% due 07/25/2046 •		94	87
2.696% due 07/25/2046 ^•		6,939	5,474

Structured Asset Securities Corp.
2.766% due 11/25/2035 •		9,999	9,214
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.343% due 09/25/2033 ~		153	154
Theatre Hospitals PLC
3.813% due 10/15/2031 •	GBP	1,215	1,445
Thornburg Mortgage Securities Trust
3.406% due 03/25/2044 •		$42	41
UBS-Barclays Commercial Mortgage Trust
0.204% due 08/10/2049 ~(a)		178,586	1,500
Wachovia Bank Commercial Mortgage Trust
5.773% due 02/15/2051 ~		6,068	6,002
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 01/25/2047 •		2,731	2,670
2.927% due 04/25/2047 ^•		1,454	1,315
3.246% due 11/25/2034 •		1,266	1,251
3.286% due 10/25/2044 •		4,783	4,797
3.546% due 07/25/2037 ^~		118	105
3.570% due 03/25/2037 ^~		9,611	9,231
3.693% due 12/25/2036 ^~		1,604	1,548
3.898% due 07/25/2037 ^~		70	65
4.008% due 12/25/2035 ^~		1,637	1,518
4.314% due 01/25/2035 ~		8,368	8,567
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,896
1.710% due 12/21/2049 •		23,663	29,940
2.410% due 12/21/2049 •		2,387	3,025
2.910% due 12/21/2049 •		1,193	1,515
3.410% due 12/21/2049 •		682	865
3.910% due 12/21/2049 •		682	858
Washington Mutual Mortgage Pass-Through Certificates Trust
2.756% due 02/25/2036 •		$409	361
2.857% due 01/25/2047 •		2,693	2,200
4.376% due 09/25/2036 ^Ø		6,716	3,137
5.750% due 11/25/2035 ^		1,413	1,265
6.500% due 03/25/2036 ^		11,528	9,315
Wells Fargo Alternative Loan Trust
3.046% due 03/25/2037 ^•		953	804
Wells Fargo Commercial Mortgage Trust
3.282% due 12/13/2031 •		11,140	11,101
3.532% due 12/13/2031 •		9,273	9,220
4.277% due 12/13/2031 •		220	217
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 06/25/2037 ^•		141	120
4.083% due 02/25/2035 ~		12	13
4.334% due 05/25/2036 ^~		60	62
4.505% due 08/25/2033 ~		11	11
4.620% due 04/25/2036 ^~		111	111
4.686% due 03/25/2036 ~		288	289
4.717% due 01/25/2035 ~		56	58
4.789% due 11/25/2037 ^~		12,250	11,791
6.000% due 09/25/2036 ^		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $1,209,776)			1,237,552

ASSET-BACKED SECURITIES 34.6%
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •		228	228
2.903% due 09/25/2035 •		3,405	3,276
ACE Securities Corp. Home Equity Loan Trust
2.806% due 02/25/2036 •		2,394	2,375
3.121% due 12/25/2035 •		17,261	16,759
3.481% due 11/25/2033 •		1,245	1,225
3.676% due 02/25/2035 •		19,079	18,941
Aegis Asset-Backed Securities Trust
3.015% due 03/25/2035 •		7,050	6,747
3.136% due 06/25/2035 •		4,000	2,908
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.336% due 12/25/2034 •		2,487	2,217
Airspeed Ltd.
2.725% due 06/15/2032 •		1,991	1,912
Allegro CLO Ltd.
3.740% due 01/30/2026 •		4,147	4,149
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.181% due 07/25/2035 •		6,319	6,334
3.211% due 05/25/2035 •		2,244	2,248
3.421% due 01/25/2035 •		5,152	5,140
3.631% due 08/25/2034 •		2,266	2,251
4.456% due 06/25/2034 •		646	605
Argent Securities Trust
2.656% due 07/25/2036 •		21,413	17,992
2.696% due 03/25/2036 •		3,837	3,434
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.871% due 10/25/2033 •		909	908

Asset-Backed Funding Certificates Trust
3.126% due 04/25/2034 •		1,273	1,277
3.756% due 06/25/2034 •		1,799	1,798
Asset-Backed Securities Corp. Home Equity Loan Trust
3.226% due 06/25/2035 •		656	659
3.466% due 11/25/2033 •		2,666	2,593
Avery Point CLO Ltd.
3.565% due 01/18/2025 •		1,073	1,071
B&M CLO Ltd.
3.166% due 04/16/2026 •		8,714	8,678
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033 Ø		3,329	3,342
Bear Stearns Asset-Backed Securities Trust
2.656% due 11/25/2036 •		3,529	3,441
2.706% due 12/25/2036 •		6,073	6,062
2.706% due 04/25/2037 ^•		1,834	2,466
2.746% due 07/25/2036 •		10,308	9,825
3.006% due 12/25/2035 •		218	218
3.226% due 12/25/2035 •		5,541	4,242
Benefit Street Partners CLO Ltd.
3.225% due 07/18/2027 •		1,400	1,395
BNC Mortgage Loan Trust
2.796% due 05/25/2037 •		10,000	7,686
Business Jet Securities LLC
4.447% due 06/15/2033		814	823
Business Loan Express Business Loan Trust
2.796% due 09/25/2038 •		3,527	3,364
Carrington Mortgage Loan Trust
2.726% due 10/25/2036 •		11,809	8,039
Catamaran CLO Ltd.
3.359% due 01/27/2028 •		6,900	6,853
Cent CLO Ltd.
3.506% due 10/15/2026 •		4,400	4,364
3.839% due 10/29/2025 •		1,892	1,894
Chapel BV
0.344% due 11/17/2064 •	EUR	426	489
Citigroup Mortgage Loan Trust
2.636% due 08/25/2036 •		$15,031	14,862
2.656% due 12/25/2036 •		4,046	2,024
2.666% due 09/25/2036 •		596	445
2.686% due 01/25/2037 •		3,883	2,778
2.766% due 07/25/2045 •		8,534	6,656
2.806% due 10/25/2036 •		9,185	7,244
Citigroup Mortgage Loan Trust, Inc.
2.916% due 10/25/2035 •		1,064	1,065
2.956% due 10/25/2035 ^•		4,229	4,180
College Avenue Student Loans LLC
3.706% due 12/26/2047 •		3,260	3,252
4.130% due 12/26/2047		4,476	4,549
4.156% due 11/26/2046 •		8,035	8,156
Columbia Cent CLO Ltd.
3.640% due 10/25/2028 •		4,420	4,397
Conseco Finance Corp.
6.280% due 09/01/2030		9,649	10,269
Countrywide Asset-Backed Certificates
2.615% due 07/25/2036 •		178	177
2.636% due 12/25/2036 ^•		1,432	1,319
2.646% due 06/25/2037 •		9,255	8,700
2.646% due 07/25/2037 ^•		3,146	2,742
2.646% due 06/25/2047 •		3,337	3,103
2.656% due 05/25/2037 •		4,386	4,336
2.686% due 06/25/2047 •		122	121
2.706% due 09/25/2047 ^•		1,411	1,102
2.726% due 09/25/2037 ^•		929	784
2.726% due 09/25/2047 ^•		3,204	2,950
2.796% due 01/25/2037 •		16,600	13,292
2.876% due 07/25/2036 •		14,425	12,204
2.986% due 01/25/2036 •		352	353
3.136% due 02/25/2036 •		6,398	6,243
3.226% due 01/25/2036 •		14,300	14,423
3.406% due 05/25/2036 •		2,070	2,011
3.466% due 08/25/2035 •		17	17
3.526% due 10/25/2032 •		3,362	3,211
Countrywide Asset-Backed Certificates Trust
2.666% due 03/25/2037 •		872	864
2.746% due 03/25/2037 •		21,060	19,649
2.746% due 10/25/2046 •		10,000	9,478
2.756% due 04/25/2046 ^•		4,895	4,748
2.766% due 09/25/2046 •		3,100	2,926
3.306% due 08/25/2047 •		267	265
3.406% due 10/25/2034 •		981	971
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,179	1,184
Credit-Based Asset Servicing & Securitization CBO Ltd.
2.681% due 12/15/2034 •		20,169	6,757
2.899% due 02/16/2041 •		248,640	14,272

Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •		166	108
2.656% due 05/25/2036 •		3,911	3,189
2.746% due 05/25/2036 •		6,267	5,183
3.451% due 04/25/2036 •		10,145	10,132
6.250% due 10/25/2036 Ø		1,100	1,130
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •		2,732	1,713
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		16,000	15,944
3.975% due 10/20/2028 •		2,000	1,991
4.255% due 10/20/2028 •		8,500	8,504
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^Ø		72	23
CWHEQ Revolving Home Equity Loan Trust
2.635% due 05/15/2036 •		10,986	10,813
Driven Brands Funding LLC
4.739% due 04/20/2048		4,975	5,074
Dryden Euro CLO BV
0.693% due 05/17/2027 •	EUR	250	285
Ellington Loan Acquisition Trust
3.556% due 05/25/2037 •		$3,864	3,861
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	21,500	24,375
EMC Mortgage Loan Trust
3.606% due 08/25/2040 •		$965	937
Encore Credit Receivables Trust
3.541% due 10/25/2035 •		3,552	3,318
Equifirst Loan Securitization Trust
2.696% due 04/25/2037 •		10,459	9,981
First Franklin Mortgage Loan Trust
2.666% due 04/25/2036 •		4,893	4,752
3.006% due 12/25/2035 •		6,100	5,674
3.316% due 04/25/2035 •		1,449	1,455
First Investors Auto Owner Trust
1.860% due 10/15/2021		2,899	2,885
Flagship Credit Auto Trust
1.850% due 07/15/2021		5,316	5,291
Flatiron CLO Ltd.
3.609% due 01/17/2026 •		3,796	3,793
Fremont Home Loan Trust
2.666% due 05/25/2036 •		19,992	12,909
2.666% due 08/25/2036 •		26,474	11,850
3.436% due 04/25/2035 •		10,657	10,175
Gallatin CLO Ltd.
3.485% due 01/21/2028 •		2,700	2,688
Goodgreen Trust
3.930% due 10/15/2053 ~		13,190	13,436
GSAA Home Equity Trust
2.736% due 04/25/2047 •		7,107	4,787
6.000% due 08/25/2047 ^		1,113	1,046
GSAA Trust
2.806% (US0001M + 0.300%) due 05/25/2047 ~		663	535
GSAMP Trust
2.626% due 12/25/2036 •		1,042	621
Harley Marine Financing LLC
5.682% due 05/15/2043		15,032	10,683
Harvest CLO DAC
0.604% due 11/15/2028 •	EUR	2,500	2,862
Harvest SBA Loan Trust
4.754% due 08/25/2044 •		$11,881	11,870
Hildene TruPS Financials Note Securitization Ltd.
3.767% due 10/10/2038 •		22,730	22,765
Holland Park CLO Ltd.
0.614% due 05/14/2027 •	EUR	15,483	17,720
Home Equity Asset Trust
2.976% due 01/25/2036 •		$17,500	16,418
Home Equity Mortgage Loan Asset-Backed Trust
2.746% due 08/25/2036 •		7,500	6,597
2.746% due 04/25/2037 •		6,469	4,861
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	784	898
HSI Asset Securitization Corp. Trust
2.656% due 12/25/2036 •		$7,242	5,738
2.896% due 11/25/2035 •		1,700	1,645
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •		20,000	19,881
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •		13,941	6,119
Invitation Homes Trust
3.555% due 01/17/2038 •		64,304	64,965
JPMorgan Mortgage Acquisition Corp.
2.846% due 02/25/2036 ^•		9,161	8,936
JPMorgan Mortgage Acquisition Trust
2.666% due 05/25/2036 •		559	560
2.676% due 04/25/2036 •		2,172	2,169

Legacy Mortgage Asset Trust
4.256% due 01/28/2070 •	43,846	44,669
Lehman XS Trust
2.626% due 02/25/2037 •	15,374	16,372
2.666% due 02/25/2037 •	5,708	6,000
2.676% due 01/25/2037 •	117	112
Long Beach Mortgage Loan Trust
2.651% due 07/25/2036 •	22,167	16,368
2.656% due 05/25/2036 •	1,933	1,290
3.211% due 11/25/2035 •	8,897	7,036
3.301% due 06/25/2034 •	102	100
3.406% due 06/25/2035 •	10,971	11,001
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	20,000	19,736
LP Credit Card ABS Master Trust
3.830% due 08/20/2024 •	2,931	2,937
M360 Advisors LLC
4.395% due 07/24/2028	2,500	2,511
6.121% due 07/24/2028	19,700	19,840
Madison Park Funding Ltd.
3.729% due 07/20/2026 •	16,986	17,003
MAPS Ltd.
4.212% due 05/15/2043	8,254	8,347
Marlette Funding Trust
3.060% due 07/17/2028	4,658	4,652
3.710% due 12/15/2028	2,535	2,542
MASTR Asset-Backed Securities Trust
2.656% due 06/25/2036 •	9,588	5,276
2.666% due 10/25/2036 •	3,051	1,918
2.676% due 10/25/2036 •	798	782
2.736% due 01/25/2037 •	12,400	4,890
2.746% due 10/25/2036 •	8,703	7,995
3.006% due 10/25/2035 ^•	6,602	6,195
3.086% due 12/25/2035 •	3,222	3,222
3.181% due 10/25/2035 •	3	3
Merrill Lynch Mortgage Investors Trust
2.616% due 08/25/2037 •	647	401
3.026% due 06/25/2035 •	622	622
3.226% due 06/25/2035 •	540	531
Monarch Grove CLO
3.370% due 01/25/2028 •	5,900	5,840
Morgan Stanley ABS Capital, Inc. Trust
3.436% due 07/25/2034 •	324	327
3.556% due 04/25/2035 •	200	193
4.406% due 02/25/2047 •	4,593	4,217
Morgan Stanley Home Equity Loan Trust
3.241% due 08/25/2035 •	7,900	7,832
Morgan Stanley IXIS Real Estate Capital Trust
2.656% due 11/25/2036 •	15,629	7,609
Morgan Stanley Mortgage Loan Trust
2.746% due 04/25/2037 •	2,057	978
5.726% due 10/25/2036 ^Ø	3,273	1,617
Mountain Hawk CLO Ltd.
3.289% due 07/20/2024 •	1,696	1,693
Mountain View CLO Ltd.
3.236% due 10/15/2026 •	8,000	7,986
National Collegiate Student Loan Trust
3.202% due 06/25/2029 •	1,632	1,610
Navient Private Education Loan Trust
3.250% due 05/15/2040	7,500	7,492
Navient Student Loan Trust
3.306% due 07/26/2066 •	19,495	19,549
3.656% due 03/25/2066 •	3,086	3,101
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •	2,100	2,084
New Century Home Equity Loan Trust
3.451% due 06/25/2035 •	1,332	1,295
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.916% due 02/25/2036 •	1,706	1,713
NovaStar Mortgage Funding Trust
4.606% due 12/25/2034 •	120	118
Oaktree CLO Ltd.
3.689% due 10/20/2026 •	4,100	4,099
OCP CLO Ltd.
3.236% due 07/15/2027 •	13,400	13,293
OFSI Fund Ltd.
3.086% due 03/20/2025 •	3,442	3,436
3.345% due 10/18/2026 •	5,388	5,375
Option One Mortgage Loan Trust
2.636% due 07/25/2037 •	3,361	2,335
2.686% due 04/25/2037 •	238	159
2.696% due 01/25/2036 •	409	409
3.006% due 08/25/2032 •	629	619
Option One Mortgage Loan Trust Asset-Backed Certificates
3.146% due 07/25/2033 •	830	823

Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •		9,119	9,034
3.150% due 11/15/2026 •		2,550	2,539
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.526% due 10/25/2034 •		5,277	5,334
3.631% due 10/25/2034 •		21,500	20,617
4.381% due 09/25/2034 •		540	542
4.606% due 09/25/2034 •		5,557	5,442
People’s Choice Home Loan Securities Trust
3.391% due 06/25/2034 •		6,540	6,527
Prestige Auto Receivables Trust
1.800% due 11/16/2020		2,601	2,598
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024		1,308	1,306
RAAC Trust
2.806% due 06/25/2044 •		67	59
3.206% due 03/25/2034 •		216	211
4.006% due 09/25/2047 •		5,900	6,020
Residential Asset Mortgage Products Trust
2.666% due 02/25/2037 •		1,034	1,029
2.846% due 12/25/2035 •		12,358	10,509
4.381% due 10/25/2034 •		7,100	6,490
Residential Asset Securities Corp. Trust
2.656% due 07/25/2036 •		5,025	4,770
2.736% due 06/25/2036 •		21,000	20,262
2.756% due 04/25/2037 •		199	197
3.511% due 05/25/2035 •		3,794	3,791
RMF Buyout Issuance Trust
3.436% due 11/25/2028 «~		14,962	14,864
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		26,344	26,420
Saranac CLO Ltd.
3.924% due 06/22/2030 •		10,000	9,988
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		3,156	3,045
3.065% due 11/25/2035 •		9,000	8,497
SCF Reality Capital Funding LLC
4.100% due 06/25/2047 «		10,427	10,468
Securitized Asset-Backed Receivables LLC Trust
3.481% due 03/25/2035 •		218	218
SG Mortgage Securities Trust
2.936% due 10/25/2035 •		2,036	2,040
SLC Student Loan Trust
2.898% due 03/15/2027 •		9,702	9,698
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,057	1,208
0.000% due 01/25/2024 •		6,455	7,370
0.000% due 06/17/2024 •		3,955	4,514
0.233% due 07/25/2039 •		880	976
0.239% due 12/15/2033 •		1,477	1,629
1.450% due 03/15/2038 •	GBP	3,359	4,142
3.090% due 10/25/2029 •		$3,882	3,899
SoFi Consumer Loan Program LLC
3.260% due 08/25/2025		2,314	2,310
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027		789	788
SoFi Professional Loan Program LLC
1.720% due 09/25/2040		1,949	1,936
2.630% due 07/25/2040		5,200	5,048
2.650% due 09/25/2040		1,400	1,378
Sound Point CLO Ltd.
3.349% due 07/20/2027 •		6,400	6,368
Specialty Underwriting & Residential Finance Trust
2.656% due 09/25/2037 •		2,002	1,187
2.656% due 11/25/2037 •		929	696
2.856% due 03/25/2037 •		614	331
Sprite Ltd.
4.250% due 12/15/2037		3,938	3,913
St Paul’s CLO DAC
0.850% due 08/20/2030 •	EUR	16,650	19,016
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •		$1,149	1,150
Store Master Funding LLC
4.290% due 10/20/2048		4,385	4,548
Structured Asset Investment Loan Trust
2.679% due 07/25/2036 •		2,277	1,558
3.306% due 04/25/2034 •		6,272	6,257
Structured Asset Securities Corp. Mortgage Loan Trust
2.641% due 07/25/2036 •		1,148	1,119
2.716% due 02/25/2037 •		14,999	14,791
Symphony CLO Ltd.
3.716% due 07/14/2026 •		25,066	25,072
Taberna Preferred Funding Ltd.
2.922% due 05/05/2038 •		7,504	7,185
2.942% due 12/05/2036 •		33,346	29,594
3.012% due 11/05/2035 •		3,133	2,929

Telos CLO Ltd.
3.399% due 04/17/2028 •	20,000	19,967
Thunderbolt Aircraft Lease Ltd.
4.147% due 09/15/2038 Ø	22,491	22,719
TICP CLO Ltd.
3.269% due 07/20/2027 •	2,200	2,183
3.309% due 04/20/2028 •	20,000	19,744
Tralee CLO Ltd.
3.869% due 10/20/2028 •	2,000	1,967
4.459% due 10/20/2028 •	3,150	3,084
Tropic CDO Ltd.
2.756% due 07/15/2036 •	11,969	10,886
3.186% due 04/15/2034 •	1,619	1,553
U.S. Capital Funding Ltd.
2.694% due 10/10/2040 •	1,029	926
Upstart Securitization Trust
3.015% due 08/20/2025	1,613	1,612
3.887% due 08/20/2025	5,450	5,439
4.997% due 08/20/2025	8,300	8,305
Venture CLO Ltd.
3.316% due 04/15/2027 •	5,280	5,225
3.507% due 02/28/2026 •	15,000	14,925
3.650% due 10/22/2031 •	4,000	3,996
Voya CLO Ltd.
3.210% due 07/25/2026 •	6,450	6,442
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •	4,600	4,600
Wells Fargo Home Equity Asset-Backed Securities Trust
3.376% due 03/25/2035 •	463	465
4.606% due 11/25/2035 •	5,000	4,878
WhiteHorse Ltd.
3.379% due 04/17/2027 •	3,500	3,483
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •	5,800	5,768
Zais CLO Ltd.
3.586% due 04/15/2028 •	4,100	4,092

Total Asset-Backed Securities (Cost $1,571,856)		1,605,291

SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
2.359% due 01/03/2019 - 03/07/2019 (d)(e)(j)	17,727	17,693

Total Short-Term Instruments (Cost $17,693)		17,693

Total Investments in Securities (Cost $7,543,343)		7,573,257

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	6,359,676	62,859

Total Short-Term Instruments (Cost $62,846)		62,859

Total Investments in Affiliates (Cost $62,846)		62,859

Total Investments 164.6% (Cost $7,606,189)		$7,636,116
Financial Derivative Instruments (g)(i) (0.4)% (Cost or Premiums, net $6,187)		(19,178)
Other Assets and Liabilities, net (64.2)%		(2,977,650)

Net Assets 100.0%		$4,639,288

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	2.750%	12/13/2018	01/14/2019	$(59,818)	$(59,909)
	2.760	12/13/2018	01/14/2019	(54,513)	(54,597)
	2.770	12/13/2018	01/14/2019	(113,756)	(113,931)
BSN	2.510	10/23/2018	01/23/2019	(14,380)	(14,451)
	2.510	11/13/2018	01/14/2019	(191,660)	(192,328)
CSN	2.720	12/13/2018	01/14/2019	(78,725)	(78,844)
RCY	2.530	11/13/2018	01/14/2019	(105,785)	(106,157)
	2.750	12/13/2018	01/14/2019	(25,752)	(25,791)

Total Reverse Repurchase Agreements					$(646,008)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
UBS	2.420%	10/17/2018	01/17/2019	$(307,953)	$(309,551)
	2.420	11/28/2018	01/17/2019	(123,719)	(124,011)
	2.430	10/23/2018	01/23/2019	(50,355)	(50,597)
	2.430	10/29/2018	01/25/2019	(164,095)	(164,815)
	2.440	10/30/2018	01/30/2019	(155,387)	(156,062)

Total Sale-Buyback Transactions					$(805,036)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (35.0)%
Fannie Mae, TBA	3.000%	01/01/2049	$289,000	$(277,734)	$(282,033)
Fannie Mae, TBA	4.000	01/01/2049	543,150	(551,768)	(553,897)
Fannie Mae, TBA	4.000	02/01/2049	513,550	(520,649)	(523,270)
Fannie Mae, TBA	4.500	01/01/2049	98,600	(101,569)	(102,164)
Fannie Mae, TBA	4.500	02/01/2049	64,400	(66,463)	(66,667)
Fannie Mae, TBA	5.000	02/01/2049	15,050	(15,734)	(15,755)
Fannie Mae, TBA	5.500	01/01/2049	11,500	(12,215)	(12,179)
Freddie Mac, TBA	3.000	01/01/2049	17,000	(16,331)	(16,571)
Freddie Mac, TBA	4.000	01/01/2049	39,500	(39,744)	(40,271)
Ginnie Mae, TBA	3.500	01/01/2049	11,000	(10,945)	(11,076)

Total Short Sales (35.0)%				$(1,613,152)	$(1,623,883)

(f)	Securities with an aggregate market value of $1,498,961 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,423,714) at a weighted average interest rate of 2.142%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1,112) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,488	$361,919	$112	$0	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,423	$(1,076,448)	$(885)	$0	$(111)
90-Day Eurodollar June Futures	06/2020	769	(187,453)	(212)	0	(48)
90-Day Eurodollar March Futures	03/2020	1,488	(362,495)	(372)	0	(74)
90-Day Eurodollar March Futures	03/2021	15,400	(3,756,060)	(5,199)	0	(1,733)
U.S. Treasury 10-Year Note March Futures	03/2019	118	(14,398)	(116)	0	(46)

				$(6,784)	$0	$(2,012)

Total Futures Contracts				$(6,672)	$0	$(2,012)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.170%	Semi-Annual	05/11/2019		$754,600	$521	$1,522	$2,043	$0	$(79)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	07/11/2019		788,700	158	(4,058)	(3,900)	25	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		145,600	3,008	(912)	2,096	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		92,700	359	(490)	(131)	0	(14)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		32,800	1,428	(624)	804	0	(57)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		118,400	1,429	(2,347)	(918)	0	(231)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	1,695	411	2,106	0	(78)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		1,500	39	28	67	0	(5)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,700	(86)	132	46	26	(37)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	04/25/2028		6,600	0	(169)	(169)	0	(26)
Receive	3-Month USD-LIBOR	3.036	Semi-Annual	05/16/2028		63,800	0	(1,798)	(1,798)	0	(251)
Receive	3-Month USD-LIBOR	2.530	Semi-Annual	05/23/2028		94,500	1,803	(395)	1,408	0	(360)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028		63,700	630	(666)	(36)	0	(233)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		70,800	4,267	(1,508)	2,759	0	(254)
Pay	3-Month USD-LIBOR	3.183	Semi-Annual	10/16/2028		38,700	0	1,669	1,669	159	0
Pay	3-Month USD-LIBOR	3.260	Semi-Annual	10/23/2028		124,200	0	6,191	6,191	512	0
Pay	3-Month USD-LIBOR	3.265	Semi-Annual	10/23/2028		45,600	0	2,293	2,293	188	0
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028		15,900	0	746	746	65	0
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028		22,500	0	951	951	93	0
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028		54,500	0	2,744	2,744	226	0
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028		28,000	0	1,084	1,084	116	0
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028		56,000	0	2,023	2,023	231	0
Pay	3-Month USD-LIBOR	2.945	Semi-Annual	12/17/2028		26,900	0	557	557	109	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		93,050	1,215	(3,455)	(2,240)	0	(360)
Pay (1)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		6,550	94	56	150	27	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		156,700	(5,751)	9,411	3,660	0	(895)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		100,500	9,040	(1,481)	7,559	0	(554)
Receive	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	4,900	20	(102)	(82)	0	(7)

Total Swap Agreements							$19,869	$11,813	$31,682	$1,782	$(3,441)

(h)

Securities with an aggregate market value of $48,818 and cash of $10,123 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2019	$	2,429	CAD	3,200	$0	$(83)
CBK	01/2019	EUR	75,626	$	86,317	0	(389)
	02/2019	CAD	32,634		24,698	768	0
GLM	01/2019	GBP	38,596		49,355	141	0
	01/2019	$	1,356	EUR	1,188	7	0
	01/2019		1,235	GBP	975	8	0
HUS	02/2019		1,937	CAD	2,573	0	(50)
JPM	01/2019		1,439	GBP	1,146	22	0

Total Forward Foreign Currency Contracts						$946	$(522)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400%	05/19/2027	$236,100	$1,334	$1,384
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019	28,000	218	0
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	01/04/2019	317,100	2,018	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	06/06/2019	137,700	840	378
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	919,000	761	66
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	40,800	265	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/11/2019	61,000	340	15
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	124,500	925	0

							$6,701	$1,843

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$315,000	$12	$0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2049	72.000	01/07/2019	88,000	3	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	75.000	01/07/2019	29,000	1	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	60.000	01/07/2019	50,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	63.000	01/07/2019	20,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2049	62.000	01/07/2019	125,000	5	0

					$24	$0

Total Purchased Options					$6,725	$1,843

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650%	06/06/2019	$137,700	$(930)	$(1,651)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$97.449	01/07/2019	$86,000	$(430)	$(2,173)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.969	02/06/2019	31,000	(68)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.969	02/06/2019	31,000	(48)	(324)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.383	01/07/2019	37,000	(201)	(949)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.953	01/07/2019	24,500	(141)	(489)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	15,000	(26)	(161)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	15,000	(38)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.043	01/07/2019	36,000	(83)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.719	02/06/2019	28,000	(132)	(20)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.789	02/06/2019	44,500	(75)	(517)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	96.031	01/07/2019	26,500	(85)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.332	01/07/2019	40,500	(266)	(1,071)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.531	01/07/2019	26,500	(110)	(648)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.125	01/07/2019	14,500	(25)	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.719	01/07/2019	15,000	(56)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.875	02/06/2019	15,000	(30)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.031	02/06/2019	14,500	(48)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.875	02/06/2019	15,000	(23)	(169)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.164	02/06/2019	13,500	(36)	(120)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.172	02/06/2019	30,000	(43)	(264)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.328	02/06/2019	13,500	(40)	(103)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.781	03/06/2019	29,500	(114)	(77)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.859	03/06/2019	19,000	(71)	(53)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.781	03/06/2019	29,500	(101)	(185)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.859	03/06/2019	19,000	(59)	(112)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.938	03/06/2019	20,000	(39)	(110)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	100.547	03/06/2019	35,500	(67)	(67)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	100.703	03/06/2019	35,500	(67)	(67)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.656	01/07/2019	30,000	(68)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.656	01/07/2019	30,000	(47)	(388)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.766	01/07/2019	31,000	(73)	(367)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	15,000	(23)	(161)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	101.297	01/07/2019	19,000	(43)	(127)
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.258	02/06/2019	30,000	(80)	(14)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.977	02/06/2019	18,500	(74)	(184)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.273	02/06/2019	21,000	(46)	(157)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.473	02/06/2019	20,000	(36)	(118)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.566	02/06/2019	11,000	(26)	(57)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.766	01/07/2019	31,000	(92)	0
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	15,000	(36)	0
SAL	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.203	01/07/2019	37,500	(111)	(665)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.344	01/07/2019	23,000	(50)	(376)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.578	01/07/2019	31,000	(109)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.578	01/07/2019	31,000	(73)	(425)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	99.406	01/07/2019	24,250	(99)	0

					$(3,608)	$(10,722)

Total Written Options					$(4,538)	$(12,373)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$4,696	$(1,620)	$1,340	$0	$(280)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	9,891	(2,164)	1,448	0	(716)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	711	(159)	107	0	(52)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,436	52	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	211	0	(181)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	(13)	0	(31)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	101	0	(7)
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	43,071	(950)	1,218	268	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,000	(608)	721	113	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	70	0	(69)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,462	8	1	9	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	800	(38)	43	5	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	341	13	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	12	0	(1)
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	101	0	(7)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	506	0	(228)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	(209)	0	(577)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	50,000	(1,889)	2,172	283	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,431)	1,376	0	(55)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,922	(1,161)	732	0	(429)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	33,100	(891)	531	0	(360)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,000	(1,424)	(1,931)	0	(3,355)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	(234)	0	(184)

						$(15,869)	$10,080	$743	$(6,532)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.715%	Quarterly	01/02/2019	$225,000	$0	$155	$155	$0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.699	Quarterly	01/30/2019	205,000	0	210	210	0
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.685	Quarterly	02/01/2019	200,000	0	233	233	0

							$0	$598	$598	$0

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	8,176	$0	$(74)	$0	$(74)
	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,015	0	(19)	0	(19)
	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,425	0	(13)	0	(13)
JPS	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	6,257	0	(56)	0	(56)
SAL	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,934	0	(28)	0	(28)
	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,216	0	(20)	0	(20)

								$0	$(210)	$0	$(210)

Total Swap Agreements								$(15,869)	$10,468	$1,341	$(6,742)

(j)

Securities with an aggregate market value of $15,434 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,090	$0	$2,090
Corporate Bonds & Notes
Banking & Finance	0	20,590	43,151	63,741
Industrials	0	2,029	0	2,029
U.S. Government Agencies	0	3,624,534	39,371	3,663,905
U.S. Treasury Obligations	0	980,956	0	980,956
Non-Agency Mortgage-Backed Securities	0	1,148,614	88,938	1,237,552
Asset-Backed Securities	0	1,579,959	25,332	1,605,291
Short-Term Instruments
U.S. Treasury Bills	0	17,693	0	17,693
	$0	$7,376,465	$196,792	$7,573,257

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,859	$0	$0	$62,859

Total Investments	$62,859	$7,376,465	$196,792	$7,636,116

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,623,883)	$0	$(1,623,883)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,782	0	1,782
Over the counter	0	4,130	0	4,130
	$0	$5,912	$0	$5,912

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,012)	(3,441)	0	(5,453)
Over the counter	0	(19,637)	0	(19,637)

	$(2,012)	$(23,078)	$0	$(25,090)

Total Financial Derivative Instruments	$(2,012)	$(17,166)	$0	$(19,178)

Totals	$60,847	$5,735,416	$196,792	$5,993,055

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,647	$0	$0	$0	$504	$0	$0	$43,151	$504
U.S. Government Agencies	24,865	39,094	(12,613)	146	0	80	0	(12,201)	39,371	278
Non-Agency Mortgage-Backed Securities	56,660	36,246	(5,832)	77	338	1,449	0	0	88,938	1,449
Asset-Backed Securities	38,685	16,000	(2,916)	0	1	(18)	0	(26,420)	25,332	(61)

Totals	$120,210	$133,987	$(21,361)	$223	$339	$2,015	$0	$(38,621)	$196,792	$2,170

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$43,151	Proxy Pricing	Base Price	100.063 - 101.563
U.S. Government Agencies	39,371	Proxy Pricing	Base Price	99.688 - 100.281
Non-Agency Mortgage-Backed Securities	28,335	Proxy Pricing	Base Price	97.563 - 100.063
	60,603	Third Party Vendor	Broker Quote	93.000 - 96.750
Asset-Backed Securities	14,864			—
	10,468	Proxy Pricing	Base Price	98.625 - 100.000

Total	$196,792

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.5% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 1.0%
Fannie Mae
3.575% due 02/01/2026 «(c)	$500	$507
3.740% due 01/01/2031 «(c)	300	305
Preferred Term Securities Ltd.
3.684% (US0003M + 0.860%) due 07/03/2033 ~	553	524

		1,336

INDUSTRIALS 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	905	889

Total Corporate Bonds & Notes (Cost $2,129)		2,225

U.S. GOVERNMENT AGENCIES 147.1%
Fannie Mae
0.000% due 07/25/2022 (b)(d)	5	5
0.200% due 02/25/2043 •(a)	298	3
1.394% due 07/25/2044 ~(a)	199	9
1.397% due 10/25/2046 ~(a)	51	2
1.440% due 07/25/2044 ~(a)	163	8
1.458% due 03/25/2045 ~(a)	182	8
1.508% due 07/25/2052 ~(a)	187	8
1.548% due 09/25/2045 ~(a)	170	9
1.562% due 01/25/2045 ~(a)	159	6
1.582% due 04/25/2055 ~(a)	310	17
1.593% due 08/25/2044 ~(a)	156	7
1.682% due 07/25/2045 ~(a)	689	39
1.723% due 08/25/2054 ~(a)	262	14
1.758% due 08/25/2055 ~(a)	194	10
2.000% due 01/01/2028 - 09/01/2029	575	563
2.177% due 01/25/2022 ~(a)	4,707	143
2.241% due 06/25/2043 •	897	750
2.375% due 12/25/2036 •	1,091	1,078
2.476% due 04/25/2043 - 06/25/2043 •	1,300	1,166
2.500% due 06/01/2028 - 12/01/2046	1,551	1,499
2.626% due 06/25/2033 - 03/25/2043 •	480	453
2.656% due 08/25/2034 •	14	14
2.735% due 02/01/2042 •	180	187
2.743% due 02/01/2036 •	268	268
2.766% due 06/25/2032 •	95	92
2.806% due 12/25/2048 •	986	986
2.846% due 11/25/2032 •	33	32
2.855% due 04/18/2028 •	1	1
2.944% due 07/25/2039	1,077	1,052
2.956% due 05/25/2023 - 07/25/2036 •	601	605
3.000% due 06/01/2029 - 09/25/2048	4,640	4,539
3.000% due 04/25/2046 (a)	645	90
3.006% due 03/25/2032 •	153	154
3.094% due 06/25/2044 •(a)	997	141
3.156% due 02/25/2024 •	75	75
3.166% due 04/25/2037 •	694	688
3.206% due 10/25/2037 •	715	725
3.211% due 01/01/2035 •	18	19
3.253% due 08/01/2042 - 10/01/2044 •	674	671
3.284% due 02/01/2035 •	46	47
3.344% due 03/01/2035 •	16	16
3.353% due 12/01/2034 •	10	11
3.395% due 05/01/2023 •	1	1
3.440% due 02/01/2032	495	490
3.470% due 02/01/2035 •	28	30
3.500% due 09/01/2039 - 07/25/2048	7,127	7,118
3.500% due 02/01/2046 (f)	3,496	3,514
3.500% due 04/25/2046 (a)	531	63
3.506% due 04/25/2023 - 04/25/2032 •	79	81
3.522% due 03/01/2035 •	12	12
3.578% due 04/01/2035 •	56	59
3.616% due 02/01/2035 •	14	15
3.742% due 02/01/2035 •	14	15
3.752% due 02/01/2035 •	24	25

3.792% due 03/01/2032 •	15	15
3.852% due 10/25/2045 •	203	195
3.874% due 08/01/2027 •	72	73
3.951% due 09/01/2041 •	225	236
3.971% due 04/01/2033 •	45	47
3.985% due 11/01/2035 •	32	34
4.000% due 06/01/2033 - 08/01/2047	13,380	13,761
4.000% due 12/01/2034 •	3	3
4.000% due 07/01/2038 - 07/01/2043 (f)	4,830	4,983
4.021% due 07/01/2035 •	20	21
4.034% due 02/01/2035 •	18	19
4.035% due 03/01/2035 •	3	3
4.051% due 05/01/2035 •	76	80
4.052% due 01/01/2035 •	22	22
4.055% due 01/01/2035 •	26	27
4.058% due 01/01/2035 •	106	109
4.066% due 01/01/2035 •	39	40
4.075% due 05/01/2035 •	17	17
4.079% due 11/25/2035 •(a)	1,518	191
4.091% due 05/01/2035 •	142	147
4.092% due 05/01/2035 •	65	68
4.106% due 10/01/2035 •	10	10
4.120% due 05/25/2035 ~	97	102
4.175% due 09/01/2034 •	143	149
4.188% due 10/01/2035 •	24	26
4.225% due 07/01/2035 •	42	44
4.257% due 06/01/2030 - 11/01/2034 •	17	17
4.264% due 01/01/2036 •	231	243
4.293% due 05/01/2038 •	675	708
4.374% due 10/01/2037 •	938	982
4.487% due 09/01/2035 •	14	14
4.499% due 07/01/2035 •	61	65
4.500% due 08/01/2023 - 08/25/2043	3,324	3,502
4.600% due 10/01/2028 •	7	7
4.635% due 12/01/2034 •	139	143
4.650% due 12/01/2035 •	169	171
4.755% due 10/01/2032 •	119	119
4.780% due 11/01/2035 •	48	49
5.000% due 01/01/2019 - 01/01/2024	196	199
5.500% due 08/01/2024 - 11/01/2039	629	675
6.000% due 03/01/2022 - 11/01/2040	1,604	1,730
6.500% due 09/25/2023 - 11/01/2037	924	1,013
6.500% due 04/25/2038 (a)	31	6
7.000% due 09/25/2023	7	7
7.500% due 09/01/2034	1	1
7.750% due 08/25/2022	7	7
Fannie Mae, TBA
3.000% due 02/01/2034	6,800	6,781
3.500% due 01/01/2049 - 02/01/2049	14,300	14,297
4.000% due 01/01/2034	1,100	1,126
4.500% due 01/01/2034	1,000	1,018
Freddie Mac
0.000% due 10/15/2058 (b)(d)	522	415
0.780% due 01/25/2023 ~(a)	21,661	562
0.998% due 11/25/2022 ~(a)	9,903	314
1.071% due 10/15/2037 ~(a)	51	2
1.135% due 10/15/2037 ~(a)	24	1
1.149% due 04/25/2021 ~(a)	6,012	138
1.264% due 05/15/2037 ~(a)	45	2
1.325% due 11/15/2040 •	357	293
1.329% due 11/25/2019 ~(a)	3,040	24
1.345% due 11/25/2019 ~(a)	32,654	323
1.392% due 03/15/2037 ~(a)	55	3
1.568% due 08/15/2041 ~(a)	50	3
1.580% due 10/15/2041 ~(a)	118	5
1.616% due 11/15/2036 ~(a)	141	9
1.647% due 02/15/2038 ~(a)	121	6
1.658% due 11/15/2038 ~(a)	162	9
1.733% due 06/15/2038 ~(a)	96	6
1.745% due 08/15/2036 ~(a)	122	8
2.500% due 12/01/2032 (f)	1,757	1,715
2.500% due 01/15/2045 - 09/01/2046	1,281	1,223
2.649% due 10/15/2037 - 04/15/2038 •	1,166	1,165
2.677% due 11/25/2021 •	103	103
2.697% due 09/25/2021 •	69	69
2.705% due 05/15/2035 •	42	42
2.855% due 12/15/2032 •	5	5
2.905% due 12/15/2031 •	64	64
2.955% due 09/15/2030 - 06/15/2042 •	618	621
3.000% due 06/01/2027 - 05/15/2048	7,156	6,877
3.156% due 02/25/2045 •	187	186
3.309% due 11/01/2028 •	1	1
3.355% due 02/15/2021 •	40	40
3.496% due 01/01/2035 •	21	22
3.500% due 12/15/2022 - 12/01/2047	1,041	1,021
3.500% due 03/01/2035 •	9	9

3.500% due 01/15/2043 - 08/15/2045 (a)	1,173	228
3.547% due 02/01/2035 •	3	3
3.745% due 01/15/2043 •(a)	2,171	326
3.836% due 02/01/2035 •	14	15
3.904% due 03/01/2035 •	7	7
3.916% due 08/01/2025 •	1	1
3.975% due 02/01/2035 •	5	6
4.000% due 03/15/2042 - 05/15/2048	1,470	1,487
4.000% due 08/01/2042 - 09/01/2042 (f)	2,386	2,449
4.000% due 09/15/2045 - 04/15/2046 (a)	2,282	404
4.105% due 02/01/2028 •	20	20
4.108% due 04/01/2035 •	43	46
4.125% due 04/01/2035 •	29	31
4.163% due 10/01/2039 •	616	645
4.224% due 05/01/2032 •	15	16
4.331% due 01/01/2034 •	14	14
4.362% due 06/01/2035 •	26	27
4.412% due 08/01/2036 •	23	24
4.454% due 09/01/2035 •	135	141
4.500% due 03/15/2021 - 04/01/2044	739	772
4.519% due 09/01/2034 •	361	381
4.549% due 11/01/2036 •	133	140
4.725% due 11/01/2031 •	21	23
5.000% due 09/01/2033 - 07/01/2041	2,487	2,633
5.453% due 08/15/2046 •	146	150
5.500% due 04/01/2027 - 06/01/2040	1,874	2,014
5.500% due 10/15/2035 (a)	211	48
6.000% due 02/01/2024 - 05/01/2040	1,382	1,501
6.002% due 05/15/2035 •	137	150
6.500% due 12/15/2023 - 05/15/2028	159	171
6.603% due 05/15/2041 •	199	231
8.000% due 06/15/2026	3	4
Freddie Mac, TBA
2.500% due 01/01/2049	2,000	1,892
3.000% due 01/01/2049	8,000	7,798
3.500% due 01/01/2049	13,660	13,657
4.000% due 01/01/2049	8,500	8,666
5.000% due 01/01/2049	500	523
Ginnie Mae
0.331% due 12/20/2045 ~(a)	307	7
0.655% due 09/20/2045 ~(a)	366	10
0.676% due 11/20/2045 ~(a)	272	8
0.801% due 06/20/2043 ~(a)	241	6
0.976% due 06/20/2042 ~(a)	310	11
1.026% due 06/20/2042 ~(a)	284	12
2.000% due 03/20/2043	77	69
2.649% due 08/20/2044 •	2,584	2,570
2.655% due 07/16/2032 •	1	1
2.705% due 08/16/2032 •	56	56
3.000% due 05/20/2039 (a)	278	23
3.000% due 03/20/2043 - 09/20/2047	919	889
3.005% due 04/16/2032 •	64	65
3.034% due 09/20/2063 •	909	916
3.064% due 09/20/2065 •	881	891
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
3.314% due 04/20/2063 - 08/20/2063 •	3,090	3,141
3.500% due 02/15/2042 - 02/20/2048	6,681	6,691
3.500% due 08/20/2042 (a)	486	76
3.500% due 03/20/2047 - 03/20/2048 (f)	3,165	3,188
3.610% due 11/20/2045 •(a)	1,083	194
3.614% due 09/20/2063 •	760	775
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	8	9
3.852% due 09/20/2045 •	138	127
4.000% due 03/15/2045 - 09/20/2048	6,365	6,562
4.000% due 06/20/2045 (a)	1,236	235
4.070% due 01/15/2050 (f)	1,245	1,257
4.500% due 01/15/2035 - 06/20/2043	237	257
4.500% due 06/15/2040 (f)	1,606	1,679
5.000% due 11/20/2034 - 12/20/2048	4,399	4,620
5.000% due 08/20/2045 •	85	82
5.000% due 01/20/2049 (c)	500	521
5.500% due 09/15/2033 - 12/15/2039	254	273
6.000% due 05/20/2042	77	84
6.500% due 07/15/2024 - 08/15/2038	438	483
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 01/01/2049	7,500	7,382
3.500% due 01/01/2049	1,700	1,711
4.000% due 01/01/2049	5,300	5,429
4.500% due 02/01/2049	8,000	8,269

5.000% due 01/01/2049	5,850	6,087

Total U.S. Government Agencies (Cost $207,922)		207,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Banc of America Funding Trust
3.050% due 05/20/2035 ^•	47	41
4.447% due 01/20/2047 ^~	326	311
Banc of America Mortgage Trust
4.817% due 07/20/2032 ~	7	7
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.786% due 01/25/2035 •	27	27
Citigroup Mortgage Loan Trust
3.115% due 08/25/2035 ^•	524	492
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	196	196
COLT Mortgage Loan Trust
3.000% due 05/25/2046	66	66
Countrywide Alternative Loan Trust
2.670% due 07/20/2046 ^•	76	58
2.685% due 11/25/2035 ^•	1	0
2.716% due 05/25/2035 •	393	371
2.750% due 09/20/2046 •	333	189
2.756% due 09/25/2046 ^•	427	335
2.756% due 10/25/2046 ^•	86	68
2.776% due 05/25/2036 ^•	5	2
2.846% due 10/25/2046 ^•	363	239
Countrywide Home Loan Mortgage Pass-Through Trust
2.806% due 04/25/2046 ^•	17	1
2.833% due 04/25/2035 ~	475	435
2.846% due 03/25/2036 •	39	15
2.856% due 02/25/2036 ^•	16	4
3.086% due 04/25/2035 •	149	138
3.426% due 09/25/2034 •	146	98
4.092% due 06/19/2031 ~	32	32
Credit Suisse First Boston Mortgage Securities Corp.
4.348% due 09/25/2034 ~	61	60
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	469	470
Fannie Mae
3.820% due 01/01/2029 «(c)	500	513
Freddie Mac
0.000% due 08/15/2056 (b)(d)	1,475	1,140
GreenPoint Mortgage Funding Trust
2.706% due 10/25/2046 ^•	296	253
2.706% due 12/25/2046 ^•	309	281
2.776% due 04/25/2036 ^•	18	49
2.826% due 09/25/2046 ^•	351	255
2.846% due 10/25/2046 ^•	340	250
GSR Mortgage Loan Trust
2.766% due 08/25/2046 •	263	145
HarborView Mortgage Loan Trust
2.669% due 07/21/2036 •	90	81
2.710% due 03/19/2036 ^•	48	44
HomeBanc Mortgage Trust
2.686% due 12/25/2036 •	110	108
IndyMac Mortgage Loan Trust
2.706% due 06/25/2046 •	116	99
2.706% due 11/25/2046 •	240	219
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	751	744
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042 «•	864	858
Lehman XS Trust
2.826% due 11/25/2046 ^•	345	274
MASTR Adjustable Rate Mortgages Trust
3.106% due 05/25/2047 ^•	287	237
3.186% due 05/25/2047 ^•	287	174
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	989	185
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	59	58
Motel 6 Trust
3.375% due 08/15/2034 •	957	942
Residential Accredit Loans, Inc. Trust
2.706% due 12/25/2046 ^•	212	186
2.736% due 05/25/2037 ^•	37	26
2.776% due 05/25/2046 ^•	160	138
4.144% due 08/25/2035 ^~	195	126
Sequoia Mortgage Trust
3.170% due 10/19/2026 •	37	37
3.230% due 10/20/2027 •	7	7
Structured Asset Mortgage Investments Trust
3.130% due 09/19/2032 •	22	21

Thornburg Mortgage Securities Trust
4.270% due 10/25/2046 •	149	149
UBS-Barclays Commercial Mortgage Trust
1.130% due 04/10/2046 ~(a)	3,082	122
WaMu Mortgage Pass-Through Certificates Trust
3.006% due 07/25/2044 •	117	117
3.206% due 12/25/2045 •	303	219
Washington Mutual Mortgage Pass-Through Certificates Trust
2.756% due 07/25/2046 ^•	7	5
2.877% due 12/25/2046 •	198	172
Wells Fargo Commercial Mortgage Trust
1.783% due 10/15/2045 ~(a)	2,588	141

Total Non-Agency Mortgage-Backed Securities (Cost $11,397)		12,030

ASSET-BACKED SECURITIES 15.5%
ACE Securities Corp. Home Equity Loan Trust
2.646% due 07/25/2036 •	1,673	1,337
Aegis Asset-Backed Securities Trust
3.015% due 03/25/2035 •	300	287
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	10	9
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.001% due 06/25/2028 •	41	40
3.136% due 09/25/2028 •	140	143
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033 Ø	61	61
4.213% due 10/29/2033 Ø	152	152
Centex Home Equity Loan Trust
2.806% due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	61	61
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •	875	560
Conseco Finance Home Equity Loan Trust
3.955% due 05/15/2032 •	204	203
Countrywide Asset-Backed Certificates
2.646% due 04/25/2047 •	215	208
3.186% due 06/25/2033 •	52	52
Crown Point CLO Ltd.
3.389% due 07/17/2028 •	3,000	2,990
EMC Mortgage Loan Trust
4.006% due 08/25/2040 •	54	53
Figueroa CLO Ltd.
3.336% due 01/15/2027 •	2,400	2,398
Flagship Ltd.
3.589% due 01/20/2026 •	226	226
GSAA Home Equity Trust
2.806% due 03/25/2037 •	280	167
Home Equity Asset Trust
3.106% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust
2.646% due 01/25/2037 •	456	364
Jamestown CLO Ltd.
3.669% due 01/17/2027 •	2,210	2,209
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 01/25/2037 •	1,167	594
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	699	336
Mountain Hawk CLO Ltd.
3.289% due 07/20/2024 •	1,033	1,030
Navient Student Loan Trust
3.656% due 03/25/2066 •	903	907
NYMT Residential LLC
4.000% due 03/25/2021 Ø	59	59
OFSI Fund Ltd.
3.086% due 03/20/2025 •	226	226
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •	861	648
Residential Asset Securities Corp. Trust
2.756% due 11/25/2036 ^•	745	637
RMAT LP
4.090% due 05/25/2048 Ø	911	911
Saxon Asset Securities Trust
4.256% due 12/25/2037 •	235	219
Securitized Asset-Backed Receivables LLC Trust
2.936% due 01/25/2035 •	562	528
SLM Student Loan Trust
2.530% due 01/25/2019 •	46	46
Specialty Underwriting & Residential Finance Trust
3.186% due 01/25/2034 •	35	34
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •	100	100
Structured Asset Investment Loan Trust
2.816% due 01/25/2036 •	1,442	1,331

United National Home Loan Owner Trust
7.410% due 03/25/2025 ^Ø	32	32
Utah State Board of Regents
3.256% due 01/25/2057 •	1,269	1,268
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	654	649
3.250% due 06/25/2047 Ø	841	839

Total Asset-Backed Securities (Cost $21,172)		21,928

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (e) 0.8%		1,096

Total Short-Term Instruments (Cost $1,096)		1,096

Total Investments in Securities (Cost $243,716)		244,812

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	299,906	2,964

Total Short-Term Instruments (Cost $2,964)		2,964

Total Investments in Affiliates (Cost $2,964)		2,964

Total Investments 175.6% (Cost $246,680)		$247,776
Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $625)		(176)
Other Assets and Liabilities, net (75.5)%		(106,473)

Net Assets 100.0%		$141,127

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.500%	12/28/2018	01/04/2019	$912	U.S. Treasury Notes 2.750% due 08/31/2025	$(918)	$912	$912
FICC	2.000	12/31/2018	01/02/2019	184	U.S. Treasury Notes 2.875% due 09/30/2023	(189)	184	184

Total Repurchase Agreements						$(1,107)	$1,096	$1,096

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.750%	12/13/2018	01/14/2019	$(13,817)	$(13,838)
	2.780	12/19/2018	01/18/2019	(1,628)	(1,630)
CSN	2.800	12/18/2018	01/18/2019	(2,578)	(2,581)

Total Reverse Repurchase Agreements					$(18,049)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (44.5)%
Fannie Mae, TBA	2.500%	01/01/2034	$2,350	$(2,276)	$(2,295)
Fannie Mae, TBA	2.500	01/01/2049	1,000	(933)	(944)
Fannie Mae, TBA	3.000	01/01/2049	10,450	(9,950)	(10,198)
Fannie Mae, TBA	4.000	02/01/2049	26,700	(27,034)	(27,205)
Fannie Mae, TBA	4.500	02/01/2049	11,500	(11,868)	(11,905)
Fannie Mae, TBA	5.000	02/01/2049	2,500	(2,614)	(2,617)
Fannie Mae, TBA	5.500	01/01/2049	1,500	(1,593)	(1,589)
Fannie Mae, TBA	6.000	01/01/2049	2,500	(2,688)	(2,686)
Ginnie Mae, TBA	4.500	01/01/2049	2,000	(2,066)	(2,070)
Ginnie Mae, TBA	5.000	01/01/2049	1,300	(1,352)	(1,351)

Total U.S. Government Agencies				(62,374)	(62,860)

U.S. Treasury Obligations (0.7)%
U.S. Treasury Notes	2.750	08/31/2025	900	(903)	(918)

Total Short Sales (45.2)%				$(63,277)	$(63,778)

(f)	Securities with an aggregate market value of $18,786 and cash of $12 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(10,365) at a weighted average interest rate of 2.286%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $8 of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra March Futures	03/2019	24	$3,122	$97	$11	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	10	$(1,220)	$(29)	$0	$(4)

Total Futures Contracts				$68	$11	$(4)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$13,200	$495	$(174)	$321	$0	$(24)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	2,500	30	(49)	(19)	0	(5)
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	231	277	0	(38)
Pay	3-Month USD-LIBOR	2.894	Semi-Annual	06/04/2028	600	0	10	10	2	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	1,200	0	21	21	5	0
Pay	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	300	0	8	8	1	0
Pay	3-Month USD-LIBOR	2.915	Semi-Annual	07/09/2028	1,000	0	27	27	4	0
Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2028	600	0	16	16	2	0
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	600	0	28	28	3	0
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	600	0	25	25	2	0
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	6,300	0	317	317	26	0
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	600	0	23	23	3	0
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	1,200	0	43	43	5	0
Pay	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	100	0	3	3	0	0
Pay	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	200	0	7	7	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	300	(2)	(5)	(7)	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,050	(77)	125	48	0	(12)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,900	142	1	143	0	(10)

Total Swap Agreements						$634	$657	$1,291	$54	$(90)

Cash of $883 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/13/2019	$1,000	$8	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	1,300	8	0
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	2,800	21	0

							$37	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$2,500	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	72.500	02/06/2019	5,000	0	0
GSC	Put - OTC Freddie Mac, TBA 3.500% due 01/01/2049	72.000	01/07/2019	11,000	1	0
JPM	Put - OTC Freddie Mac, TBA 4.000% due 01/01/2049	70.000	01/07/2019	4,000	0	0
	Put - OTC Ginnie Mae, TBA 3.500% due 02/01/2049	69.000	02/06/2019	500	0	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	10,000	0	0

					$1	$0

Total Purchased Options					$38	$0

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$97.449	01/07/2019	$1,500	$(7)	$(38)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.969	02/06/2019	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.969	02/06/2019	500	(1)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	500	(1)	(5)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	500	(1)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.043	01/07/2019	500	(1)	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	96.031	01/07/2019	500	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.531	01/07/2019	500	(2)	(12)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.719	01/07/2019	500	(2)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.875	02/06/2019	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.875	02/06/2019	500	(1)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.164	02/06/2019	500	(1)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.172	02/06/2019	500	(1)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.328	02/06/2019	500	(1)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.781	03/06/2019	500	(2)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.859	03/06/2019	500	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.781	03/06/2019	500	(2)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.859	03/06/2019	500	(2)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.938	03/06/2019	500	(1)	(3)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.656	01/07/2019	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.656	01/07/2019	500	(1)	(7)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.766	01/07/2019	500	(1)	(6)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	500	(1)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	101.297	01/07/2019	500	(1)	(3)
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.258	02/06/2019	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.473	02/06/2019	500	(1)	(3)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.766	01/07/2019	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	500	(1)	0
SAL	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.203	01/07/2019	1,000	(3)	(18)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.578	01/07/2019	500	(2)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.578	01/07/2019	500	(1)	(7)

Total Written Options					$(47)	$(139)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.715%	Quarterly	01/02/2019	$5,000	$0	$3	$3	$0

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$501	$0	$(4)	$0	$(4)
	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	284	0	(3)	0	(3)
JPS	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	224	0	(2)	0	(2)
SAL	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	162	0	(2)	0	(2)

								$0	$(11)	$0	$(11)

Total Swap Agreements								$0	$(8)	$3	$(11)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$524	$812	$1,336
Industrials	0	889	0	889
U.S. Government Agencies	0	207,533	0	207,533
Non-Agency Mortgage-Backed Securities	0	9,915	2,115	12,030
Asset-Backed Securities	0	21,928	0	21,928
Short-Term Instruments
Repurchase Agreements	0	1,096	0	1,096
	$0	$241,885	$2,927	$244,812

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,964	$0	$0	$2,964

Total Investments	$2,964	$241,885	$2,927	$247,776

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(62,860)	0	(62,860)
U.S. Treasury Obligations	0	(918)	0	(918)
	$0	$(63,778)	$0	$(63,778)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	54	0	65
Over the counter	0	3	0	3
	$11	$57	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(90)	0	(94)
Over the counter	0	(150)	0	(150)

	$(4)	$(240)	$0	$(244)

Total Financial Derivative Instruments	$7	$(183)	$0	$(176)

Totals	$2,971	$177,924	$2,927	$183,822

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$802	$0	$0	$0	$10	$0	$0	$812	$10
Non-Agency Mortgage-Backed Securities	1,732	507	(161)	(1)	(5)	43	0	0	2,115	43

Totals	$1,732	$1,309	$(161)	$(1)	$(5)	$53	$0	$0	$2,927	$53

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$812	Proxy Pricing	Base Price	100.063 - 100.469
Non-Agency Mortgage-Backed Securities	2,115	Proxy Pricing	Base Price	97.563 - 101.406

Total	$2,927

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 17.5% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.6%
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~	$200	$191
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~	100	92
HSBC Holdings PLC
6.250% due 03/23/2023 •(e)(g)	200	188
JPMorgan Chase & Co.
3.411% (US0003M + 0.610%) due 06/18/2022 ~	100	99
		570
INDUSTRIALS 0.2%
Woodside Finance Ltd.
4.600% due 05/10/2021	200	202

Total Corporate Bonds & Notes (Cost $803)		772

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae, TBA
3.500% due 01/01/2049	4,300	4,301
4.000% due 01/01/2049	1,400	1,428

Total U.S. Government Agencies (Cost $5,624)		5,729

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds
3.000% due 02/15/2048	300	299
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	107	104
0.125% due 01/15/2022	335	326
0.125% due 04/15/2022	624	604
0.125% due 07/15/2022	440	427
0.750% due 07/15/2028	201	197
1.000% due 02/15/2048	308	292
2.000% due 01/15/2026	2,421	2,585
U.S. Treasury Notes
2.375% due 08/15/2024	800	793
2.750% due 02/15/2024 (j)	100	101

Total U.S. Treasury Obligations (Cost $5,875)		5,728

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Impac Secured Assets Trust
2.666% due 03/25/2037 •	145	134
MortgageIT Trust
2.766% due 12/25/2035 •	141	139
Residential Asset Securitization Trust
6.000% due 04/25/2036	118	87
Residential Funding Mortgage Securities, Inc. Trust
4.411% due 04/25/2037 ~	117	112

Total Non-Agency Mortgage-Backed Securities (Cost $477)		472

ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust
2.986% due 04/25/2036 •	187	167
Bear Stearns Asset-Backed Securities Trust
3.556% due 08/25/2037 •	155	139
Countrywide Asset-Backed Certificates
2.656% due 05/25/2037 •	67	66
2.746% due 04/25/2037 •	148	116
GSAMP Trust
3.481% due 03/25/2035 ^•	133	115

Total Asset-Backed Securities (Cost $593)		603

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
2.500% due 12/31/2038 Ø	150	83

5.875% due 01/11/2028		50	36
Peru Government International Bond
5.940% due 02/12/2029	PEN	100	30
6.350% due 08/12/2028		100	31
Saudi Government International Bond
4.000% due 04/17/2025		$200	199

Total Sovereign Issues (Cost $410)			379

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (h) 0.5%			426

SHORT-TERM NOTES 1.3%
Federal Home Loan Bank
2.432% due 02/13/2019 (b)(c)		$1,200	1,197

U.S. TREASURY BILLS 1.3%
2.354% due 01/31/2019 - 03/14/2019 (a)(b)(l)		1,215	1,211

Total Short-Term Instruments (Cost $2,834)			2,834

Total Investments in Securities (Cost $16,616)			16,517

	SHARES
INVESTMENTS IN AFFILIATES 88.0%
MUTUAL FUNDS (f) 77.0%
PIMCO CommoditiesPLUS® Strategy Fund		655,226	3,093
PIMCO Credit Opportunities Bond Fund		1,615,376	15,556
PIMCO Dynamic Bond Fund		752,555	8,022
PIMCO EqS® Long/Short Fund		954,436	10,489
PIMCO Mortgage Opportunities and Bond Fund		587,162	6,330
PIMCO Preferred and Capital Securities Fund		284,397	2,699
PIMCO RAE Worldwide Long/Short PLUS Fund		1,368,914	13,415
PIMCO RealEstateRealReturn Strategy Fund		363,714	2,837
PIMCO TRENDS Managed Futures Strategy Fund		1,055,873	10,432

Total Mutual Funds (Cost $74,068)			72,873

SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III		1,055,323	10,431

Total Short-Term Instruments (Cost $10,431)			10,431

Total Investments in Affiliates (Cost $84,499)			83,304

Total Investments 105.5% (Cost $101,115)			$99,821
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $304)			(105)
Other Assets and Liabilities, net (5.4)%			(5,086)

Net Assets 100.0%			$94,630

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$426	U.S. Treasury Notes 2.875% due 09/30/2023	$(439)	$426	$426

Total Repurchase Agreements						$(439)	$426	$426

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(633) at a weighted average interest rate of 1.927%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	29	$29	$0	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	16	16	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	170.000	02/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	171.000	02/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	172.000	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	174.000	02/22/2019	3	3	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	50	50	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.000	02/22/2019	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	5	5	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	195.000	02/22/2019	8	8	0	0

Total Purchased Options					$1	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	4	$4	$(1)	$0

Total Written Options					$(1)	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	110	$26,755	$(25)	$0	$0
90-Day Eurodollar September Futures	09/2020	17	4,146	16	1	0
Euro-Bobl March Futures	03/2019	3	456	1	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	4	750	8	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2019	57	6,537	99	14	0
U.S. Treasury 10-Year Note March Futures	03/2019	45	5,491	136	18	0

				$235	$33	$(1)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	110	$(26,797)	$(89)	$0	$(6)
90-Day Eurodollar September Futures	09/2021	17	(4,146)	(20)	0	(2)
Australia Government 10-Year Bond March Futures	03/2019	7	(654)	(7)	0	(3)
U.S. Treasury 30-Year Bond March Futures	03/2019	11	(1,606)	(33)	0	(5)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	1	(161)	(8)	0	(1)

				$(157)	$0	$(17)

Total Futures Contracts				$78	$33	$(18)

Swap Agreements:

Interest Rate Swaps

											Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	2,900	$(82)	$24	$(58)	$3	$0
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		$8,600	1	29	30	2	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		8,600	0	(37)	(37)	0	(4)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		1,600	0	(30)	(30)	0	(5)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		500	0	(10)	(10)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		1,800	111	(45)	66	0	(5)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		4,600	(50)	(4)	(54)	11	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	0	3	3	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,100	233	(78)	155	0	(15)
Pay(1)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		1,100	0	25	25	2	0
Pay(1)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		1,400	(5)	35	30	7	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		1,000	6	(31)	(25)	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		700	77	(24)	53	0	(4)
Pay(1)	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	09/15/2027	AUD	200	0	3	3	0	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	09/15/2027	EUR	3,400	7	(70)	(63)	0	(3)
Pay(1)	6-Month EUR-EURIBOR	2.010	Annual	02/03/2037		500	(3)	9	6	0	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		100	(2)	(1)	(3)	0	0
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	7,200	16	10	26	0	0
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		7,300	4	8	12	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		300	(17)	6	(11)	0	0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/15/2027		3,000	(4)	(39)	(43)	0	(10)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		300	5	(7)	(2)	0	(1)
Receive(1)	6-Month GBP-LIBOR	1.994	Semi-Annual	02/01/2037		300	(2)	(8)	(10)	0	(1)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		100	(1)	(3)	(4)	0	0
Receive(1)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		200	1	(8)	(7)	0	(1)
Receive(1)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		200	0	(8)	(8)	0	(1)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		100	(1)	(6)	(7)	0	(1)
Pay(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	940,000	27	23	50	0	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		370,000	(8)	(31)	(39)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		260,000	1	(38)	(37)	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		20,000	1	(8)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		20,000	22	(13)	9	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	0	(2)	(2)	0	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	200	0	(2)	(2)	2	0
Receive	UKRPI	3.593	Maturity	11/15/2028		100	0	1	1	1	0

Total Swap Agreements							$337	$(327)	$10	$29	$(61)

(j)	Securities with an aggregate market value of $66 and cash of $573 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	357		$268	$6	$0
	01/2019	GBP	62		79	0	0
	01/2019		$78	ARS	3,175	5	0
	01/2019		32	CAD	43	0	(1)
	02/2019		190	NOK	1,610	0	(3)
	03/2019	NOK	852		$100	1	0
	03/2019	NZD	5		3	0	0
	03/2019	SEK	901		100	0	(2)
	03/2019		$293	ZAR	4,333	6	0
BPS	01/2019		8	CAD	11	0	0
	03/2019	CLP	139,609		$204	3	0
	03/2019	INR	14,407		200	0	(6)
	03/2019	NOK	2,493		300	11	0
	03/2019		$100	CLP	67,553	0	(3)
	03/2019		198	COP	637,306	0	(3)
	03/2019		100	PEN	340	1	0
BRC	03/2019	MYR	420		$100	0	(2)
	03/2019		$295	INR	21,903	18	0
	03/2019		100	JPY	11,262	3	0
	03/2019		182	MYR	759	2	0
	03/2019		303	RUB	20,195	0	(16)
CBK	01/2019	EUR	38		$43	0	0
	01/2019	GBP	51		65	0	0
	01/2019	JPY	5,800		51	0	(2)
	01/2019		$10	CAD	13	0	0
	01/2019		69	EUR	61	1	0
	03/2019	KRW	86,633		$77	0	(1)
	03/2019	PEN	339		100	0	0
	03/2019		$805	AUD	1,119	0	(16)
	03/2019		23	GBP	18	0	0
	03/2019		1	PEN	3	0	0
FBF	01/2019		71	RUB	4,796	0	(2)
	03/2019		100	CLP	69,245	0	0
GLM	01/2019	GBP	147		$188	1	0
	01/2019		$9	GBP	7	0	0
	02/2019	JPY	2,600		$23	0	(1)
	03/2019	BRL	9		2	0	0
	03/2019		$200	AUD	276	0	(5)
	03/2019		100	BRL	384	0	(2)
	03/2019		100	INR	7,134	2	0
	03/2019		329	MXN	6,764	12	0
	03/2019		376	NOK	3,138	0	(12)
	03/2019		100	ZAR	1,467	1	0
	04/2019	CNY	1,204		$173	0	(2)
HUS	01/2019		$7	CAD	10	0	0
	01/2019		0	MXN	3	0	0
	03/2019	CHF	98		$100	0	(1)
	03/2019	EUR	87		100	0	0
	03/2019	JPY	11,239		100	0	(3)
	03/2019	SEK	7,902		883	0	(13)
	03/2019		$19	CAD	24	0	(1)
	03/2019		100	EUR	86	0	0
	03/2019		217	JPY	24,180	5	0
	03/2019		6	PHP	341	0	0
	03/2019		100	RUB	6,758	0	(4)
JPM	01/2019	AUD	17		$13	0	0
	01/2019		$9	GBP	7	0	0
	02/2019	JPY	1,000		$9	0	0
	02/2019		$200	CNH	1,393	3	0
	02/2019		12	TRY	66	0	0
	03/2019	BRL	394		$100	0	(1)
	03/2019	EUR	1,169		1,357	9	0
	03/2019	KRW	351,597		314	0	(3)
	03/2019		$197	IDR	3,014,844	11	0
	03/2019		315	TRY	1,894	30	0
	11/2019	CNH	1,399		$200	0	(4)
NAB	02/2019	JPY	1,200		11	0	0
NGF	02/2019		$12	CNH	84	0	0
	11/2019	CNH	84		$12	0	0
RBC	03/2019	CHF	996		1,005	0	(15)
	03/2019	SEK	897		100	0	(2)
RYL	04/2019		$173	CNH	1,203	3	0
SCX	02/2019		151		1,052	2	0
	11/2019	CNH	1,057		$151	0	(3)
SOG	01/2019	RUB	4,890		74	4	0
SSB	03/2019	SGD	308		225	0	(1)
	03/2019	TWD	5,656		185	0	(1)
UAG	01/2019		$8	CAD	10	0	0

Total Forward Foreign Currency Contracts						$140	$(131)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	80	$2	$0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	84	1	0

							$3	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$5,000	$19	$34
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	3,100	11	21
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	4,500	5	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	10,500	38	71
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	800	32	18

							$105	$144

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$69.000	01/07/2019	$6,200	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	70.000	01/07/2019	1,400	0	0

					$0	$0

Total Purchased Options					$108	$144

Written Options:

Credit default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$900	$(1)	$0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	1,000	(2)	(1)

						$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$62	$(1)	$(1)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		28	0	0
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	160	(2)	0
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	243	(5)	(2)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		167	(1)	0

							$(9)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$5,000	$(24)	$(37)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	3,100	(15)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	900	(5)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	10,500	(49)	(82)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	5,800	(32)	(10)

							$(125)	$(153)

Total Written Options							$(137)	$(157)

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	30,992	1-Month USD-LIBOR plus a specified spread	Monthly	11/06/2019	$8,828	$0	$(167)	$0	$(167)
CBK	Pay	S&P 500 Total Return Index	2,005	1-Month USD-LIBOR plus a specified spread	Monthly	11/06/2019	10,143	0	160	160	0
DUB	Receive	ERAUSLT Index	32,964	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	9,390	0	(178)	0	(178)
	Pay	S&P 500 Total Return Index	1,669	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	8,443	0	134	134	0
FBF	Receive	CSPMBKL1 Index(2)	1,264	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	1,110	0	(1)	0	(1)
	Pay	CSPMBKS1 Index(3)	1,177	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	955	0	1	1	0
GST	Receive	CMDSKEWLS Index	3,921	0.250%	Monthly	02/15/2019	699	0	(5)	0	(5)
JPM	Receive	JPQIPRL1 Index(4)	386	1-Month USD-LIBOR less a specified spread	Monthly	02/13/2019	13,365	0	(5)	0	(5)
	Pay	JPQIPRS1 Index(5)	637	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	10,668	0	5	5	0
	Receive	JMABFNJ1 Index(6)	17,954	0.350%	Monthly	02/15/2019	3,074	(4)	(22)	0	(26)
MEI	Receive	MLPIEML1 Index(7)	48,027	1-Month USD-LIBOR plus a specified spread	Monthly	10/31/2019	4,726	0	(6)	0	(6)
	Pay	MLPIEMS1 Index(8)	41,016	1-Month USD-LIBOR less a specified spread	Monthly	10/31/2019	3,985	0	4	4	0

Total Swap Agreements								$(4)	$(80)	$304	$(388)

(l)

Securities with an aggregate market value of $233 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Information Technology
RTL Group S.A.	0.3%	$3	Check Point Software Technologies Ltd.	0.3%	$3
Other Communication Services◀	5.8	66	Intel Corp.	0.3	3

Total Communication Services		$69	Open Text Corp.	0.3	3

Consumer Discretionary			Oracle	0.3	3
AutoZone, Inc.	0.3%	$3	Venture Corp Ltd.	0.2	2
Compass Group PLC	0.3	3	Other Information Technology◀	8.2	92

Eutelsat Communications S.A.	0.2	2	Total Information Technology	0.3	$106

PulteGroup, Inc.	0.3	3	Materials
Schaeffler AG	0.3	3	Amcor Ltd.	0.3%	$3
Other Consumer Discretionary◀	11.1	125	Boliden AB	0.2	2

Total Consumer Discretionary		$139	Rio Tinto Ltd.	0.3	3

Consumer Staples			Rio Tinto PLC	0.3	3
Kimberly-Clark Corp.	0.3%	$3	Other Materials◀	6.9	78

Koninklijke Ahold Delhaize NV	0.3	3	Total Materials		$89

MEIJI Holdings Co. Ltd.	0.2	2	Real Estate
Procter & Gamble Co.	0.3	3	Capitaland Mall Trust	0.3%	$3
Other Consumer Staples◀	5.6	63	GPT Group	0.3	3

Total Consumer Staples		$74	Link REIT	0.3	3

Energy			Scenture Group	0.3	3
Caltex Australia Ltd.	0.2%	$2	Other Real Estate◀	5.6	64

Eni SpA	0.3	3	Total Real Estate		$76

Enagas S.A.	0.3	3	Utilities
Total S.A.	0.3	3	AGL Energy Ltd.	0.3%	$3
Other Energy◀	4.0	46	CLP Holdings Ltd.	0.3	3

Total Energy		$57	Endesa S.A.	0.3	3

Financials			Enel SpA	0.3	3
Bank Leumi Le-Israel BM	0.3%	$3	SCANA Corp.	0.3	3
Commonwealth Bank of Australia	0.3	3	Other Utilities◀	3.4	40

Direct Line Insurance Group PLC	0.3	3	Total Utilities		$55

KBC Group NV	0.3	3	Total Value		$1,110

National Australia Bank Ltd.	0.3	3
New York Community Bancorp, Inc.	0.2	2
Sampo Oyj ‘A’	0.3	3
Singapore Exchange Ltd.	0.2	2
Swedbank AB ‘A’	0.3	3
Other Financials◀	13.2	148

Total Financials		$173

Health Care
H Lundbeck A/S	0.3%	$3
Roche Holding AG	0.3	3
Smith & Nephew PLC	0.3	3
Sumitomo Dainippon Pharma Co Ltd.	0.3	3
Other Health Care◀	7.0	79

Total Health Care		$91

Industrials
Brambles Ltd.	0.3%	$3
Jardine Matheson Holdings Ltd.	0.3	3
RELX PLC	0.3	3
Singapore Technologies Engineering Ltd.	0.3	3
Smiths Group PLC	0.3	3
Other Industrials◀	14.9	166

Total Industrials		$181

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

(3)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Information Technology
Line Corp.	0.4%	$4	Hamamatsu Photonics KK	0.3%	$3
Tele2 AB ‘B’	0.3	3	Keyence Corp.	0.3	3
United Internet AG	0.3	3	Microchip Technology Inc.	0.3	3
Zayo Group Holdings Inc.	0.3	3	Palo Alto Networks Inc.	0.3	3
Other Communication Services◀	4.3	41	salesforce.com, Inc.	0.3	3

Total Communication Services		$54	Shopify Inc.	0.3	3

Consumer Discretionary			Splunk Inc.	0.3	3
Lennar Corp.	0.3%	$3	Workday Inc.	0.3	3
Mercadolibre Inc.	0.3	3	Other Information Technology◀	8.2	77

Newell Brands Inc.	0.2	3	Total Information Technology	0.3	$101

Shangri-La Asia Ltd.	0.3	3	Materials
Other Consumer Discretionary◀	11.6	110	Kansai Paint Co. Ltd.	0.3%	3

Total Consumer Discretionary		$122	Wheaton Precious Metals Corp.	0.3	3

Consumer Staples			Other Materials◀	6.6	62

FamilyMart UNY Holdings Co. Ltd.	0.4%	$4	Total Materials		$68

Shiseido Co. Ltd.	0.3	3	Real Estate
Unilever NV	0.3	3	City Developments Ltd.	0.3%	$3
Yakult Honsha Co. Ltd.	0.3	3	Digital Realty Trust, Inc.	0.3	3
Other Consumer Staples◀	6.3	60	Invitation Homes, Inc.	0.3	3

Total Consumer Staples		$73	Mitsui Fudosan Co. Ltd.	0.3	3

Energy			Shoei Company Ltd.	0.3	3
Cheniere Energy, Inc.	0.3%	$3	Tokyo Tatemono Co Ltd.	0.3	3
Chevron Corp.	0.3	3	Tokyu Fudosan Holdings Corp.	0.3	3
Other Energy◀	3.6	34	Other Real Estate◀	5.3	50

Total Energy		$40	Total Real Estate		$71

Financials			Utilities
Bank of Kyoto Ltd.	0.3%	$3	Ck Infrastructure Holdings Ltd.	0.3%	$3
Other Financials◀	13.6	129	E.ON SE	0.3	3

Total Financials		$132	Evergy, Inc.	0.3	3

Health Care			Other Utilities◀	3.4	42

Alnylam Pharmaceuticals Inc.	0.3%	$3	Total Utilities		$51

Becton Dickinson and Co.	0.3	3	Total Value		$955

Biomarin Pharmaceuticals Inc.	0.3	3
Seattle Genetics Inc.	0.3	3
Teleflex, Inc.	0.3	3
Other Health Care◀	7.4	70

Total Health Care		$85

Industrials
CoStar Group, Inc.	0.3%	$3
Daifuku Co. Ltd.	0.3	3
Getlink	0.3	3
IHS Markit Ltd.	0.3	3
Japan Airport Terminal Co	0.3	3
Keihin Electric Express Railway	0.3	3
Keisei Electric Railway Co Ltd	0.3	3
MISUMI Group, Inc.	0.3	3
Mitsui OSK Lines Ltd.	0.3	3
Nippon Yusen KK	0.3	3
Other Industrials◀	13.5	128

Total Industrials		$158

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

(4)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
RTL Group S.A.	0.3%	$9	Brambles Ltd.	0.3%	$9
Other Communication Services◀	5.7	176	Jardine Matheson Holdings Ltd.	0.3	9

Total Communication Services		$185	RELX PLC	0.3	9

Consumer Discretionary			Singapore Technologies Engineering Ltd.	0.3	9
AutoZone, Inc.	0.3%	$9	Smiths Group PLC	0.3	9
Compass Group PLC	0.3	9	Other Industrials◀	14.9	459

Eutelsat Communications S.A.	0.2	6	Total Industrials		$504

PulteGroup, Inc.	0.3	9	Information Technology
Schaeffler AG	0.3	9	Check Point Software Technologies Ltd.	0.3%	$9
Other Consumer Discretionary◀	11.1	342	Intel Corp.	0.3	9

Total Consumer Discretionary		$384	Open Text Corp.	0.3	9

Consumer Staples			Oracle	0.3	9
Kimberly-Clark Corp.	0.3%	$9	Other Information Technology ◀	8.5	262

Koninklijke Ahold Delhaize NV	0.3	9	Total Information Technology		$298

MEIJI Holdings Co. Ltd.	0.2	6	Materials
Procter & Gamble Co.	0.3	9	Amcor Ltd.	0.3%	$9
Other Consumer Staples◀	5.6	173	Boliden AB	0.2	6

Total Consumer Staples		$206	Rio Tinto Ltd.	0.3	9

			Rio Tinto PLC	0.3	9
Energy			Other Materials◀	7.0	216

Caltex Australia Ltd.	0.2%	$6	Total Materials		$249

Enagas S.A.	0.3	9	Real Estate
Eni SpA	0.3	9	Capitaland Mall Trust	0.3%	$9
Total S.A.	0.3	9	GPT Group	0.3	9
Other Energy◀	4.0	124	Link REIT	0.3	9

Total Energy		$157	Mirvac Group	0.2	6

Financials			Scenture Group	0.3	9
Bank Leumi Le-Israel BM	0.3%	$9	Other Real Estate◀	5.4	167

Commonwealth Bank of Australia	0.3	9	Total Real Estate		$209

Direct Line Insurance Group PLC	0.3	9	Utilities
KBC Group NV	0.3	9	AGL Energy Ltd.	0.3%	$9
National Australia Bank Ltd.	0.3	9	CLP Holdings Ltd.	0.3	9
New York Community Bancorp, Inc.	0.2	6	Endesa S.A.	0.3	9
Sampo Oyj ‘A’	0.3	9	Enel SpA	0.3	9
Singapore Exchange Ltd.	0.2	6	SCANA Corp.	0.3	9
Swedbank AB ‘A’	0.3	9	Other Utilities ◀	3.4	106

Other Financials◀	13.1	404	Total Utilities		$151

Total Financials		$479	Total Value		$3,074

Health Care
H Lundbeck A/S	0.3%	$9
Roche Holding AG	0.3	9
Smith & Nephew PLC	0.3	9
Sumitomo Dainippon Pharma Co Ltd.	0.3	9
Other Health Care◀	7.0	216

Total Health Care		$252

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
Line Corp.	0.4%	$43	CoStar Group, Inc.	0.3%	$32
Tele2 AB ‘B’	0.3	32	Daifuku Co. Ltd.	0.3	32

United Internet AG	0.3	32	Getlink	0.3	32

Zayo Group Holdings Inc.	0.3	32	IHS Markit Ltd.	0.3	32

Other Communication Services◀	4.3	459	Japan Airport Terminal Co	0.3	32

Total Communication Services		$598	Keihin Electric Express Railway	0.3	32

Consumer Discretionary			Keisei Electric Railway Co Ltd	0.3	32
Lennar Corp.	0.3%	$32	MISUMI Group, Inc.	0.3	32
Mercadolibre Inc.	0.3	32	Mitsui OSK Lines Ltd.	0.3	32

Newell Brands Inc.	0.3	32	Nippon Yusen KK	0.3	32

Shangri-La Asia Ltd.	0.3	32	Other Industrials◀	13.5	1,440

Other Consumer Discretionary◀	11.5	1,227	Total Industrials		$1,760

Total Consumer Discretionary		$1,355	Information Technology

Consumer Staples			Hamamatsu Photonics KK	0.3%	$32
FamilyMart UNY Holdings Co. Ltd.	0.4%	$43	Keyence Corp.	0.3	32
Shiseido Co. Ltd.	0.3	32	Microchip Technology Inc.	0.3	32
Unilever NV	0.3	32	Palo Alto Networks Inc.	0.3	32
Yakult Honsha Co. Ltd.	0.3	32	salesforce.com, Inc.	0.3	32
Other Consumer Staples◀	6.3	672	Shopify Inc.	0.3	32

Total Consumer Staples		$811	Splunk Inc.	0.3	32

			Workday Inc.	0.3	32
Energy			Other Information Technology ◀	8.3	885

Cheniere Energy, Inc.	0.3%	$32	Total Information Technology		$1,141

Chevron Corp.	0.3	32	Materials
Other Energy◀	3.6	384	Kansai Paint Co. Ltd.	0.3%	$32

Total Energy		$448	Wheaton Precious Metals Corp.	0.3	32

Financials			Other Materials◀	6.5	693
Bank of Kyoto Ltd.	0.3%	$32	Total Materials		$757
Other Financials◀	13.8	1,473	Real Estate

Total Financials		$1,505	City Developments Ltd.	0.3%	$32

Health Care			Digital Realty Trust, Inc.	0.3	32
Alnylam Pharmaceuticals Inc.	0.3%	$32	Invitation Homes, Inc.	0.3	32
Becton Dickinson and Co.	0.3	32	Mitsui Fudosan Co. Ltd.	0.3	32
Biomarin Pharmaceuticals Inc.	0.3	32	Shoei Company Ltd.	0.3	32
Seattle Genetics Inc.	0.3	32	Tokyo Tatemono Co Ltd.	0.3	32
Teleflex, Inc.	0.3	32	Tokyu Fudosan Holdings Corp.	0.3	32
Other Health Care◀	7.4	789	Other Real Estate◀	5.2	555

Total Health Care		$949	Total Real Estate		$779

			Utilities
			Ck Infrastructure Holdings Ltd.	0.3%	$32
			E.ON SE	0.3	32
			Evergy, Inc.	0.3	32
			Other Utilities ◀	4.4	469

			Total Utilities		$565

			Total Value		$10,668

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

(6)	The following table represents the individual positions within the total return swap as of December 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude June Futures	4.0%	$122	Aluminum May Futures	7.5%	$231
Cocoa May Futures	4.3	133	Corn May Futures	7.1	218
Cotton No. 02 May Futures	6.9	211	Gas Oil May Futures	4.6	141
Lead May Futures	5.8	179	Gold 100 oz. June Futures	11.1	341
LME—Copper May Futures	6.9	213	RBOB Gasoline May Futures	1.2	37
New York Harbor ULSD May Futures	5.8	179	Silver May Futures	1.5	45
Nickel May Futures	2.7	82	Soybeans May Futures	8.2	251
Platinum April Futures	3.9	121	Sugar No. 11 May Futures	5.3	164
Zinc May Futures	5.9	180	Wheat May Futures	5.9	183
			WTI Crude May Futures	1.4	43

Total Long Futures Contracts		$1,420	Total Short Futures Contracts		$1,654

Total Notional Amount					$3,074

(7)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
Advanced Info Service PCL	0.7%	$33	Other Industrials◀	6.7%	$318

Astro Malaysia Holdings Bhd	0.7	33	Total Industrials		$318

China Telecom Corp Ltd	0.8	38	Information Technology
DiGi.Com Bhd	0.8	38	Advantech Co Ltd	0.6%	$28
Emirates Telecommunications Group Co PJSC	0.7	33	AU Optronics Corp	0.6	28
Globe Telecom Inc	0.7	33	Chicony Electronics Co Ltd	0.6	28
Maxis Bhd	0.7	33	China Railway Signal & Communication Corp Ltd	0.8	38
Ooredoo QPSC	0.7	33	Foxconn Technology Co Ltd	0.6	28
SK Telecom Co Ltd	0.8	38	Innolux Corp	0.6	28
Vodacom Group Ltd	0.8	38	LG Display Co Ltd	0.8	38
Other Communication Services◀	3.6	170	Lite-On Technology Corp	0.7	33

Total Communication Services		$520	MediaTek Inc	0.6	28

Consumer Discretionary			Nanya Technology Corp	0.6	28
Nexteer Automotive Group Ltd	0.5%	$24	Novatek Microelectronics Corp	0.7	33
Yum China Holdings Inc	0.5	24	Phison Electronics Corp	0.6	28
Other Consumer Discretionary◀	9.7	459	Powertech Technology Inc	0.5	24

Total Consumer Discretionary		$507	Realtek Semiconductor Corp	0.7	33

Consumer Staples			Samsung Electronics Co Ltd	0.7	33
Other Consumer Staples◀	5.8	$275	Samsung Electronics Co Ltd	0.7	33

Total Consumer Staples		$275	SK Hynix Inc	0.7	33

Energy			Taiwan Semiconductor Manufacturing Co Ltd	0.6	28
China Petroleum & Chemical Corp	0.6	$28	Zhen Ding Technology Holding Ltd	0.6	28
CNOOC Ltd	0.6	28	Other Information Technology ◀	2.9	137

LUKOIL PJSC	0.5	24	Total Information Technology		$715

Other Energy◀	4.8	227	Materials

Total Energy		$307	Other Materials◀	7.4%	$350

Financials			Total Materials		$350

Agricultural Bank of China Ltd	0.5%	$24	Real Estate
Bank of China Ltd	0.6	28	Other Real Estate◀	3.1%	$147

Bank of Communications Co Ltd	0.6	28	Total Real Estate		$147

China Cinda Asset Management Co Ltd	0.5	24	Utilities
China CITIC Bank Corp Ltd	0.5	24	China Mobile Ltd	0.8%	$38
China Construction Bank Corp	0.6	28	China Tower Corp Ltd	1.0	47
China Everbright Bank Co Ltd	0.6	28	Telefonica Brasil S.A.	0.8	38
China Everbright Ltd	0.6	28	Telekomunikasi Indonesia Persero Tbk PT	0.7	33
China Reinsurance Group Corp	0.6	28	Other Utilities ◀	2.7	128

Chongqing Rural Commercial Bank Co Ltd	0.5	24	Total Utilities		$284

Far East Horizon Ltd	0.6	28	Total Value		$4,726

Industrial & Commercial Bank of China Ltd	0.6	28
Other Financials◀	18.3	865

Total Financials		$1,185

Health Care
Other Health Care◀	2.5	118

Total Health Care		$118

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	% of Index	Value	Referenced Entity	% of Index	Value
Communication Services			Industrials
58.com Inc	0.6%	$24	Airtac International Group	0.6%	$24

Autohome Inc	0.7	28	ASE Technology Holding Co. Ltd	0.8	32

Baidu Inc	0.6	24	Banpu Public Company Ltd	0.5	20

CD Projekt SA	0.8	32	Evergreen Marine Corp Taiwan Ltd	0.6	24

China Literature Ltd	0.6	24	Other Industrials◀	5.5	218

Empresa Nacional de Telecomunicaciones SA	0.7	28	Total Industrials		$318

Kakao Corp	0.8	32	Information Technology
Naspers Ltd	0.8	32	HTC Corp	0.9%	$36
NAVER Corp	0.5	20	Lenovo Group Ltd	0.5	20
NetEase Inc	0.7	28	Samsung SDI Co Ltd	0.6	24
Netmarble Corp	0.8	32	TravelSky Technology Ltd	0.6	24

Pearl Abyss Corp	0.8	32	True Corporation PCL	0.7	28

SINA Corp/China	0.6	24	Walsin Technology Corp	0.7	28

Weibo Corp	0.7	28	Wistron Corp	0.9	36

Other Communication Services◀	2.1	84	Xinyi Solar Holdings Ltd	0.6	24

Total Communication Services		$472	Yageo Corp	0.7	28

Consumer Discretionary			Other Information Technology ◀	8.2	326
Eclat Textile Co Ltd	0.6%	$24	Total Information Technology		$574
UMW Holdings Bhd	0.6	24	Materials
Other Consumer Discretionary◀	8.6	343	AngloGold Ashanti Ltd	0.5%	$20

Total Consumer Discretionary		$391	Other Materials◀	7.6	302

Consumer Staples			Total Materials		$322
Other Consumer Staples◀	6.3%	$251	Real Estate

Total Consumer Staples		$251	Highwealth Construction Corp	0.6%	$24

Energy			Other Real Estate◀	3.7	147
Dialog Group Bhd	0.6%	$24	Total Real Estate		$171
Energy Absolute PCL	0.6	24	Utilities
Exxaro Resources Ltd	0.6	24	Other Utilities ◀	2.7%	$108
SK Innovation Co Ltd	0.5	20	Total Utilities		$108

Ultrapar Participacoes SA	0.6	24	Total Value		$3,985

Other Energy◀	3.9	154

Total Energy		$270

Financials
Alibaba Pictures Group Ltd	0.9%	$36
Bank Danamon Indonesia Tbk PT	0.5	20
BDO Unibank Inc.	0.5	20
Capitec Bank Holdings Ltd	0.6	24
mBank SA	0.6	24
Metropolitan Bank & Trust Co	0.6	24
Powszechna Kasa Oszczednosci Bank Polski SA	0.5	20
PSG Group Ltd	0.6	24
Qatar Islamic Bank SAQ	0.5	20
Samsung Securities Co Ltd	0.5	20
Sanlam Ltd	0.5	20
Santander Bank Polska SA	0.5	20
Standard Bank Group Ltd	0.5	20

Other Financials◀	17.8	709

Total Financials		$1,001

Health Care
TaiMed Biologics Inc	0.6%	$24

Other Health Care◀	2.1	83

Total Health Care		$107

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$570	$0	$570
Industrials	0	202	0	202
U.S. Government Agencies	0	5,729	0	5,729
U.S. Treasury Obligations	0	5,728	0	5,728
Non-Agency Mortgage-Backed Securities	0	472	0	472
Asset-Backed Securities	0	603	0	603
Sovereign Issues	0	379	0	379
Short-Term Instruments
Repurchase Agreements	0	426	0	426
Short-Term Notes	0	1,197	0	1,197
U.S. Treasury Bills	0	1,211	0	1,211
	$0	$16,517	$0	$16,517

Investments in Affiliates, at Value
Mutual Funds	72,873	0	0	72,873
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,431	0	0	10,431

	$83,304	$0	$0	$83,304

Total Investments	$83,304	$16,517	$0	$99,821

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	29	0	62
Over the counter	0	588	0	588
	$33	$617	$0	$650

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(61)	0	(79)
Over the counter	0	(676)	0	(676)

	$(18)	$(737)	$0	$(755)

Total Financial Derivative Instruments	$15	$(120)	$0	$(105)

Totals	$83,319	$16,397	$0	$99,716

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0% ¤
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2019 «	$420	$421

INDUSTRIALS 0.9%
Toledo Hospital
5.325% due 11/15/2028	7,000	7,112

Total Corporate Bonds & Notes (Cost $7,420)		7,533

MUNICIPAL BONDS & NOTES 94.7%
ALABAMA 1.8%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,719
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.424% due 06/01/2049 ~	2,000	1,987

		13,706

ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,222
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042 (a)	2,500	2,519

		6,741

CALIFORNIA 12.7%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,653
5.000% due 12/01/2032	3,000	3,386
5.000% due 12/01/2033	3,500	3,942
5.000% due 12/01/2034	3,000	3,367
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,380
5.000% due 04/01/2038	10,000	11,363
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,022
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	10,000	11,060
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,460	1,477
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,412
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,005
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,803
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,805
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	4,000	3,857
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,433
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	610
5.000% due 05/01/2029	500	589
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,042
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2037	6,000	7,028
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,383
5.125% due 05/01/2030	1,500	1,591
5.125% due 05/01/2031	1,500	1,589

		96,797

COLORADO 3.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,071
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,394
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,666
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043 (e)	7,000	7,162
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.504% (0.7*US0001M + 0.860% ) due 11/15/2031 ~	1,700	1,702
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.579% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,000	1,001
2.729% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,216
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	9,416

		27,628

CONNECTICUT 0.8%
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,897
5.000% due 06/15/2038	1,115	1,220
Connecticut State General Obligation Notes, Series 2018
5.000% due 09/15/2027	2,500	2,872

		5,989

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.545% due 08/01/2037	5,000	5,000
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,752

		7,752

FLORIDA 3.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,607
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,933
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	794
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,900	1,745
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	2,041
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,262
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	4,000	4,427
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	3,780

		25,589

GEORGIA 4.7%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,981
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,099
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.324% (0.67*US0001M + 0.750%) due 04/01/2048 ~	10,000	9,890
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,096

		36,066

ILLINOIS 12.6%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	2,000	1,994
Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	2,000	2,112
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,442
5.000% due 07/01/2038	1,000	1,102
5.000% due 01/01/2039	2,000	2,214
5.000% due 01/01/2053	10,000	11,051
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,085
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,726

Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,715
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	4,953
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,250
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	489
Illinois Finance Authority Revenue Bonds, Series 2016
2.994% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,004
4.000% due 02/15/2036	3,290	3,366
5.000% due 02/15/2029	4,500	5,253
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,500	923
5.250% due 12/01/2052	2,000	1,145
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,704
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,502
5.250% due 02/01/2034	3,500	3,636
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,481
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	892
5.000% due 05/01/2036	1,610	1,678
5.000% due 05/01/2042	2,200	2,266
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,141
5.000% due 11/01/2026	3,000	3,221
5.000% due 11/01/2027	1,500	1,613
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,500	2,157
3.000% due 06/15/2033	1,000	837
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	5,000	5,532
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
4.950% due 12/15/2047 (d)	2,500	1,375
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,550
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,892

		96,301

INDIANA 0.7%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,051
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,165
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	500
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	1,002

		5,718

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	517

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,098

MARYLAND 1.5%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,696
5.000% due 09/01/2039	1,500	1,626
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,219

		11,541

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	2,058
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,675
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,285

		12,018

MICHIGAN 0.8% s
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,120
Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 11/15/2041	4,000	4,315

		6,435

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	3,847

NEBRASKA 1.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,389
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,232

		8,621

NEVADA 0.7%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	4,202
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,012
5.000% due 06/01/2033	220	252

		5,466

NEW JERSEY 3.6%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,105
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	500	559
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.260% (MUNIPSA + 1.550%) due 09/01/2027 ~	2,500	2,464
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,330
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.340% (0.7*US0001M + 0.700%) due 01/01/2024 ~	6,000	6,015
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	3,963
5.000% due 06/01/2046	10,000	10,273

		27,709

NEW MEXICO 0.2%
University of New Mexico Revenue Notes, Series 2016
5.000% due 06/01/2026	1,000	1,183

NEW YORK 13.5%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,234
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,681
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,079
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	10,843
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,110
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2043 (e)	3,605	3,710
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (e)	2,000	1,929
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,175
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,336
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,781
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,304
New York City, New York General Obligation Bonds, Series 2018
4.000% due 12/01/2041	2,000	2,070
5.000% due 12/01/2038	5,000	5,791
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2037	2,500	2,885

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2037	4,500	5,211
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,361
5.750% due 11/15/2051	5,000	5,480
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,150	2,209
5.375% due 11/15/2040	2,000	2,101
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 02/15/2038	6,000	6,812
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	5,000	5,044
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,594
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,710	1,724
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	1,500	1,639
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,209
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,540
5.000% due 06/01/2041	1,500	1,550

		103,402

NORTH CAROLINA 0.4%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,679

OHIO 4.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	17,000	463
5.125% due 06/01/2024	9,465	8,840
5.375% due 06/01/2024	2,390	2,254
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,284
6.375% due 01/15/2043	1,000	1,025
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.250% due 12/01/2038	1,250	1,357
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,665
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	2,500	2,490
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,041
5.250% due 02/15/2029	2,900	3,227
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2032 (e)	5,000	5,294

		34,940

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	1,375	1,376
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,066
5.000% due 06/15/2031	500	532

		2,974

PENNSYLVANIA 4.0%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,180
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	250	267
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2050	4,000	4,307
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	3,500	3,604
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,766
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,273
5.000% due 06/01/2032	2,000	2,270
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	3,000	3,331
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,347
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,215

		30,560

PUERTO RICO 1.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.000% due 07/01/2028	1,005	1,035
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,406
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,167
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,461

		13,069

TENNESSEE 0.8%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	400	416
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,343
5.000% due 02/01/2024	1,400	1,540

		6,299

TEXAS 11.1%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	841
5.000% due 01/01/2031	800	888
5.000% due 01/01/2032	655	723
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2037	2,000	2,309
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,563
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,426
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,780
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.423% (0.67*US0003M + 0.670%) due 08/15/2035 ~	2,850	2,605
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,151
5.000% due 07/01/2034	1,000	1,164
5.000% due 07/01/2035	1,460	1,695
5.000% due 07/01/2036	1,000	1,155
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,136
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	209
4.000% due 08/15/2035 (e)	700	729
4.000% due 08/15/2036 (e)	500	517
4.000% due 08/15/2037 (e)	800	824
4.000% due 08/15/2040 (e)	2,800	2,857
5.000% due 01/01/2042	2,000	2,005
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2039	4,230	4,681
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	8,750	9,646
North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	4,000	4,421
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,251
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	95
6.000% due 09/15/2046	235	220
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017
5.000% due 02/01/2047	5,000	5,666
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,324
5.250% due 12/15/2022	3,825	4,220
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,860	2,127
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,426
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,541
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	700	730

		84,925

UTAH 1.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,319
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,750	1,942
Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	5,000	5,053

		10,314

VIRGINIA 0.6%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,136
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,222

		4,358

WASHINGTON 1.9%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (e)	4,000	4,134
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,410
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,054
5.000% due 01/01/2047	2,000	2,185

		14,783

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,064
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	1,665	1,607

		3,671

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,454
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2035	5,500	6,164
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,500	3,515

		11,133

Total Municipal Bonds & Notes (Cost $693,989)		723,829

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%
		1,591

U.S. TREASURY BILLS 0.1%
2.325% due 01/31/2019 (b)(c)	656	655

Total Short-Term Instruments (Cost $2,246)		2,246

Total Investments in Securities (Cost $703,655)		733,608

	SHARES
INVESTMENTS IN AFFILIATES 8.8%
SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio III	6,784,156	67,055

Total Short-Term Instruments (Cost $67,042)		67,055

Total Investments in Affiliates (Cost $67,042)		67,055

Total Investments 104.8% (Cost $770,697)		$800,663
Financial Derivative Instruments (h) (0.0)% (Cost or Premiums, net $0)		(208)
Other Assets and Liabilities, net (4.8)%		(36,639)

Net Assets 100.0%		$763,816

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$700	$730	0.10%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,591	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,623)	$1,591	$1,591

Total Repurchase Agreements						$(1,623)	$1,591	$1,591

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	476	(58,079)	$(1,380)	$0	$(186)
U.S. Treasury 30-Year Bond March Futures	03/2019	48	(7,008)	(318)	0	(22)

Total Futures Contracts				$(1,698)	$0	$(208)

Cash of $944 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$421	$421
Industrials	0	7,112	0	7,112
Municipal Bonds & Notes
Alabama	0	13,706	0	13,706
Arizona	0	6,741	0	6,741
California	0	96,797	0	96,797
Colorado	0	27,628	0	27,628
Connecticut	0	5,989	0	5,989
District of Columbia	0	7,752	0	7,752
Florida	0	25,589	0	25,589
Georgia	0	36,066	0	36,066
Illinois	0	96,301	0	96,301
Indiana	0	5,718	0	5,718
Kansas	0	517	0	517
Kentucky	0	1,098	0	1,098
Maryland	0	11,541	0	11,541
Massachusetts	0	12,018	0	12,018
Michigan	0	6,435	0	6,435
Minnesota	0	3,847	0	3,847
Nebraska	0	8,621	0	8,621
Nevada	0	5,466	0	5,466
New Jersey	0	27,709	0	27,709
New Mexico	0	1,183	0	1,183
New York	0	103,402	0	103,402
North Carolina	0	2,679	0	2,679
Ohio	0	34,940	0	34,940
Oregon	0	2,974	0	2,974
Pennsylvania	0	30,560	0	30,560
Puerto Rico	0	13,069	0	13,069
Tennessee	0	6,299	0	6,299
Texas	0	84,925	0	84,925
Utah	0	10,314	0	10,314
Virginia	0	4,358	0	4,358
Washington	0	14,783	0	14,783
West Virginia	0	3,671	0	3,671
Wisconsin	0	11,133	0	11,133
Short-Term Instruments
Repurchase Agreements	0	1,591	0	1,591
U.S. Treasury Bills	0	655	0	655
	$0	$733,187	$421	$733,608

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,055	$0	$0	$67,055

Total Investments	$67,055	$733,187	$421	$800,663

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(208)	$0	$0	$(208)

Total Financial Derivative Instruments	$(208)	$0	$0	$(208)

Totals	$66,847	$733,187	$421	$800,455

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3% ¤
MUNICIPAL BONDS & NOTES 92.6%
ALABAMA 1.3%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	$1,000	$1,047

ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	337
5.000% due 07/01/2030	350	390
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018
5.000% due 07/01/2029	500	594

		1,321

COLORADO 3.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	583
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,116
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.729% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	766
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	629	616

		3,081

CONNECTICUT 6.7%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,148
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,146
Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,131
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.547% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,003
Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2030	1,000	1,174

		5,602

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	506

FLORIDA 1.9%
Escambia County, Florida Revenue Bonds, Series 2003
2.600% due 06/01/2023	1,000	1,004
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	580

		1,584

GEORGIA 1.2%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	997

GUAM 1.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	940

ILLINOIS 6.9%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	1,000	1,056
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,055
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	307
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,010

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030 (a)	1,000	1,187
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2025	1,000	1,135

		5,750

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2031	750	900
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	501

		1,401

KENTUCKY 1.3%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	1,000	1,058

LOUISIANA 1.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	994
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	561

		1,555

MARYLAND 1.3%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,127

MASSACHUSETTS 2.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	748
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	571
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,125

		2,444

MICHIGAN 0.7%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	560

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	42

NEBRASKA 1.0%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	798

NEW JERSEY 5.8%
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	627
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,060
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	539
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	874
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	278
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	316
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2028	1,000	1,138

		4,832

NEW MEXICO 1.1%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	904

NEW YORK 8.7%
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,186
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	872

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,107
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,141
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,009
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,044
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	854

		7,213

NORTH CAROLINA 2.9%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,322
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,140

		2,462

OHIO 4.0%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	218
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,124
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,136
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	829

		3,307

OREGON 0.7%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	630

PENNSYLVANIA 8.8%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	1,000	1,067
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	570
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,176
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,120
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	577
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.684% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	751
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.310% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	996
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	285
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	767

		7,309

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	320

SOUTH DAKOTA 0.7%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	613

TENNESSEE 2.7%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2025	1,000	1,106
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,137

		2,243

TEXAS 14.8%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	875	981
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,108
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	359

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	765
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	548
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,186
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	809
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	1,090	1,149
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	594
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	618
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,036
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,395	1,595
Texas State University System Revenue Bonds, Series 2017
5.000% due 03/15/2030	330	387
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	1,000	1,210

		12,345

UTAH 1.9%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	593
Weber County, Utah Revenue Bonds, Series 2000
1.700% due 02/15/2031	1,000	1,000

		1,593

WASHINGTON 1.9%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,018
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	586

		1,604

WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	500	499

WISCONSIN 1.7%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028	900	1,070
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	393

		1,463

Total Municipal Bonds & Notes (Cost $75,526)		77,150

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%
		598

Total Short-Term Instruments (Cost $598)		598

Total Investments in Securities (Cost $76,124)		77,748

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	581,206	5,745

Total Short-Term Instruments (Cost $5,743)		5,745

Total Investments in Affiliates (Cost $5,743)		5,745

Total Investments 100.2% (Cost $81,867)		$83,493
Other Assets and Liabilities, net (0.2)%		(205)

Net Assets 100.0%		$83,288

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$598	U.S. Treasury Notes 2.875% due 09/30/2023	$(613)	$598	$598

Total Repurchase Agreements						$(613)	$598	$598

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,047	$0	$1,047
Arizona	0	1,321	0	1,321
Colorado	0	3,081	0	3,081
Connecticut	0	5,602	0	5,602
District of Columbia	0	506	0	506
Florida	0	1,584	0	1,584
Georgia	0	997	0	997
Guam	0	940	0	940
Illinois	0	5,750	0	5,750
Indiana	0	1,401	0	1,401
Kentucky	0	1,058	0	1,058
Louisiana	0	1,555	0	1,555
Maryland	0	1,127	0	1,127
Massachusetts	0	2,444	0	2,444
Michigan	0	560	0	560
Missouri	0	42	0	42
Nebraska	0	798	0	798
New Jersey	0	4,832	0	4,832
New Mexico	0	904	0	904
New York	0	7,213	0	7,213
North Carolina	0	2,462	0	2,462
Ohio	0	3,307	0	3,307
Oregon	0	630	0	630
Pennsylvania	0	7,309	0	7,309
Puerto Rico	0	320	0	320
South Dakota	0	613	0	613
Tennessee	0	2,243	0	2,243
Texas	0	12,345	0	12,345
Utah	0	1,593	0	1,593
Washington	0	1,604	0	1,604
West Virginia	0	499	0	499
Wisconsin	0	1,463	0	1,463
Short-Term Instruments
Repurchase Agreements	0	598	0	598
	$0	$77,748	$0	$77,748
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,745	$0	$0	$5,745

Total Investments	$5,745	$77,748	$0	$83,493

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2% ¤
MUNICIPAL BONDS & NOTES 96.9%
NEW YORK 95.5%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045	$1,000	$1,129
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,408
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	786
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,758
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	598
5.000% due 08/01/2040	500	547
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,560
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (d)	4,000	4,999
5.000% due 08/01/2035	400	455
5.000% due 08/01/2036	500	566
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	485
5.000% due 07/01/2044	1,000	1,083
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,094
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,389
5.000% due 07/01/2035	1,100	1,269
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	349
5.000% due 09/15/2027	275	318
5.000% due 09/15/2028	275	317
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	292
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,758
5.000% due 07/01/2041	1,500	1,594
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,119
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,394
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,028
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,515
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	568
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,027
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,273
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,733
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,169
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,806
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,220
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,703
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (d)	280	293
4.000% due 07/01/2043 (d)	1,720	1,770
4.000% due 10/01/2047	2,130	2,115
5.000% due 12/01/2046	1,000	1,094
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,766
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018
5.000% due 05/01/2028	1,000	1,218
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,941

New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2047 (d)	1,000	965
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	505
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,702
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
1.690% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,190
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,935
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,152
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
1.770% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,700	3,082
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,240
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,031
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2038	5,000	5,791
New York City, New York Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,032
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,107
5.000% due 07/15/2035	2,500	2,912
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2037	2,500	2,895
5.000% due 05/01/2038	2,500	2,884
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2016
4.000% due 04/01/2027	1,570	1,768
New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	7,500	8,457
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	512
5.000% due 11/15/2029	1,000	1,155
5.000% due 11/15/2045	2,000	2,224
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	614
0.000% due 06/01/2055 (b)	6,375	257
New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	7,500	465
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,115	2,569
New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,028
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,672
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,500	4,624
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,155
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,080
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,007
5.500% due 05/01/2037	400	405
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,565
5.000% due 07/01/2035	500	521
5.500% due 07/01/2040	1,000	1,055
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	531
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,190
5.000% due 12/15/2026	4,000	4,429
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,331
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,213
5.000% due 07/01/2050	1,285	1,417
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,256
5.000% due 02/15/2038	1,600	1,817
5.000% due 07/01/2038	1,000	1,145
5.000% due 07/01/2043	1,530	1,736
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,539
4.000% due 07/01/2041	2,000	2,067
5.000% due 03/15/2030	5,000	5,972
5.000% due 07/01/2048	1,675	1,903
5.000% due 10/01/2048	1,500	1,981
5.250% due 03/15/2038	3,500	4,142

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	4,036
New York State Environmental Facilities Corp., Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,247
New York State Environmental Facilities Corp., Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	3,007
New York State Environmental Facilities Corp., Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	2,893
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,281
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,055
New York State Urban Development Corp., Revenue Bonds, Series 2017
4.000% due 03/15/2046	1,560	1,592
New York Transportation Development Corp., Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	4,786
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,127
5.000% due 01/01/2034	2,000	2,215
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,132
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002
5.000% due 09/15/2028	2,640	2,647
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,793
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,123
5.250% due 10/15/2057	2,000	2,277
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,641
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	685	714
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	602
5.000% due 07/01/2038	300	343
Syracuse Industrial Development Agency, New York Revenue Bonds, (AMBAC Insured), Series 1999
3.542% due 12/01/2029	1,375	1,375
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	5,000	5,110
5.000% due 11/15/2030	1,000	1,243
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,500	3,644
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,939
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	5,000	4,821
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,100
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,717
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	932
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (d)	3,000	3,400

		264,661

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	892

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,827
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,055

		2,882

Total Municipal Bonds & Notes (Cost $263,339)		268,435

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (e) 0.4%
		1,047

SHORT-TERM NOTES 1.8%
Chenango Valley Central School District
2.750% due 06/28/2019	102	102

County of Nassau NY
4.000% due 12/10/2019 (a)	2,500	2,548
County of Suffolk NY
5.000% due 07/24/2019	2,500	2,537

		5,187

U.S. TREASURY BILLS 0.1%
2.325% due 01/31/2019 (b)(c)	273	272

Total Short-Term Instruments (Cost $6,504)		6,506

Total Investments in Securities (Cost $269,843)		274,941

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	1,596,186	15,777

Total Short-Term Instruments (Cost $15,774)		15,777

Total Investments in Affiliates (Cost $15,774)		15,777

Total Investments 104.9% (Cost $285,617)		$290,718
Financial Derivative Instruments (f) (0.1)% (Cost or Premiums, net $0)		(161)
Other Assets and Liabilities, net (4.8)%		(13,309)

Net Assets 100.0%		$277,248

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,047	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,072)	$1,047	$1,047

Total Repurchase Agreements						$(1,072)	$1,047	$1,047

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	195	$(23,793)	$(379)	$0	$(76)
U.S. Treasury 30-Year Bond March Futures	03/2019	180	(26,280)	(1,200)	0	(85)

Total Futures Contracts				$(1,579)	$0	$(161)

Cash of $785 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$264,661	$0	$264,661
Ohio	0	892	0	892
Puerto Rico	0	2,882	0	2,882
Short-Term Instruments
Repurchase Agreements	0	1,047	0	1,047
Short-Term Notes	0	5,187	0	5,187
U.S. Treasury Bills	0	272	0	272
	$0	$274,941	$0	$274,941
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,777	$0	$0	$15,777

Total Investments	$15,777	$274,941	$0	$290,718

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(161)	$0	$0	$(161)

Total Financial Derivative Instruments	$(161)	$0	$0	$(161)

Totals	$15,616	$274,941	$0	$290,557

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Preferred and Capital Securities Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9% ¤
CORPORATE BONDS & NOTES 80.2%
BANKING & FINANCE 74.9%
Abanca Corp. Bancaria S.A.
7.500% due 10/02/2023 •(c)	EUR	1,400	$1,519
American International Group, Inc.
5.750% due 04/01/2048 •		$5,400	4,712
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
5.125% (H15T5Y + 3.265%) due 06/01/2048 ~		2,000	1,855
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 •(c)		7,950	7,821
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(c)	EUR	2,000	2,133
8.875% due 04/14/2021 •(c)		6,000	7,467
Banco Santander S.A.
4.750% due 03/19/2025 •(c)		800	732
6.250% due 09/11/2021 •(c)		2,000	2,254
Bankia S.A.
6.375% due 09/19/2023 •(c)		5,400	5,859
Barclays Bank PLC
7.625% due 11/21/2022 (d)		$7,300	7,578
Barclays PLC
7.250% due 03/15/2023 •(c)	GBP	2,700	3,447
7.750% due 09/15/2023 •(c)(d)		$6,000	5,787
BNP Paribas S.A.
7.000% due 08/16/2028 •(c)(d)		11,000	10,491
BPCE S.A.
5.700% due 10/22/2023		3,000	3,112
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(c)		2,000	1,830
CaixaBank S.A.
5.250% due 03/23/2026 •(c)	EUR	3,000	2,933
6.750% (EUSA5 + 6.498%) due 06/13/2024 ~(c)		1,000	1,161
CBL & Associates LP
5.950% due 12/15/2026		$2,710	2,080
Charles Schwab Corp.
5.000% due 12/01/2027 •(c)		4,000	3,366
Citigroup, Inc.
6.300% due 05/15/2024 •(c)		7,000	6,466
Citizens Financial Group, Inc.
6.375% due 04/06/2024 •(c)		3,000	2,813
Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(c)	EUR	5,400	5,958
Credit Agricole S.A.
7.500% due 06/23/2026 •(c)	GBP	3,000	3,973
Credit Suisse Group AG
7.250% due 09/12/2025 •(c)(d)		$5,000	4,729
7.500% due 07/17/2023 •(c)		8,000	7,820
7.500% due 12/11/2023 •(c)		2,000	2,039
CYBG PLC
7.875% due 12/14/2028 •	GBP	900	1,168
Danske Bank A/S
7.000% due 06/26/2025 •(c)		$5,000	4,535
Deutsche Bank AG
4.875% due 12/01/2032 •(d)		5,000	3,894
Discover Financial Services
5.500% due 10/30/2027 •(c)		4,000	3,328
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(c)		7,500	6,226
Erste Group Bank AG
8.875% due 10/15/2021 •(c)	EUR	4,000	5,146
Freedom Mortgage Corp.
8.250% due 04/15/2025		$1,350	1,161
General Motors Financial Co., Inc.
5.750% due 09/30/2027 •(c)		1,000	796
Goldman Sachs Group, Inc.
5.000% due 11/10/2022 •(c)		3,000	2,537
HBOS Sterling Finance Jersey LP
7.881% due 12/09/2031 •(c)	GBP	1,500	2,598
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(c)		3,000	4,567
HSBC Holdings PLC
4.750% due 07/04/2029 •(c)	EUR	2,000	2,076

5.875% due 09/28/2026 •(c)	GBP	4,300	5,256
ING Groep NV
6.500% due 04/16/2025 •(c)(d)		$8,973	8,314
JPMorgan Chase & Co.
5.990% (US0003M + 3.470%) due 01/30/2019 ~(c)		15,000	14,850
KBC Group NV
4.250% due 10/24/2025 •(c)	EUR	8,000	7,824
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(c)(d)		$10,000	9,677
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		8,000	7,920
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/2023		1,000	978
Navient Corp.
6.750% due 06/15/2026		1,500	1,249
Nippon Life Insurance Co.
4.000% due 09/19/2047 •		2,000	1,843
Progressive Corp.
5.375% due 03/15/2023 •(c)		4,000	3,753
Quicken Loans, Inc.
5.250% due 01/15/2028		3,000	2,666
RBS Capital Trust
6.425% due 01/03/2034 •(c)		2,200	2,607
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 •(c)(d)		5,000	5,000
8.625% due 08/15/2021 •(c)(d)		6,000	6,225
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(c)	GBP	3,500	4,392
Societe Generale S.A.
6.750% due 04/06/2028 •(c)(d)		$8,500	7,238
7.375% due 10/04/2023 •(c)(d)		3,800	3,548
Springleaf Finance Corp.
7.125% due 03/15/2026		3,000	2,683
State Street Corp.
5.625% due 12/15/2023 •(c)		8,000	7,570
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (c)	EUR	1,200	1,492
Sumitomo Life Insurance Co.
4.000% (US0003M + 2.993%) due 09/14/2077 ~		$7,100	6,568
Svenska Handelsbanken AB
5.250% due 03/01/2021 •(c)		4,840	4,672
U.S. Bancorp
5.300% due 04/15/2027 •(c)		750	707
UBS AG
7.625% due 08/17/2022 (d)		4,015	4,286
UBS Group Funding Switzerland AG
7.000% due 02/19/2025 •(c)		5,000	5,100
UniCredit SpA
7.830% due 12/04/2023		6,300	6,597
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(c)	GBP	3,400	4,512
VIVAT NV
7.000% (EUSA5 + 6.463%) due 06/19/2025 ~(c)	EUR	1,000	1,172
Voya Financial, Inc.
6.125% due 09/15/2023 •(c)		$4,000	3,800
Wells Fargo & Co.
6.558% (US0003M + 3.770%) due 03/15/2019 ~(c)		10,000	9,950

			300,416

INDUSTRIALS 4.1%
AA Bond Co. Ltd.
5.500% due 07/31/2043	GBP	400	412
Andeavor Logistics LP
6.875% due 02/15/2023 •(c)		$1,500	1,338
Enbridge, Inc.
6.250% due 03/01/2078 •		2,000	1,805
General Electric Co.
5.000% due 01/21/2021 •(c)		9,095	6,969
Land O’ Lakes, Inc.
7.000% due 09/18/2028 (c)		6,000	5,861

			16,385

UTILITIES 1.2%
CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(c)		5,000	4,881

Total Corporate Bonds & Notes (Cost $343,670)			321,682

U.S. GOVERNMENT AGENCIES 1.7%
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(c)	7,000	6,878

Total U.S. Government Agencies (Cost $7,000)		6,878

	SHARES
COMMON STOCKS 0.8%
FINANCIALS 0.8%
Discover Financial Services	10,000	590
State Street Corp.	35,000	2,207
Wells Fargo & Co.	5,950	274

Total Common Stocks (Cost $4,103)		3,071

PREFERRED SECURITIES 3.5%
BANKING & FINANCE 3.5%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(c)	2,000	201
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)(e)	3,000	3,345
Morgan Stanley
5.850% (US0003M + 3.491%) due 04/15/2027 ~(c)	100,000	2,428
Nationwide Building Society
10.250% ~	45,001	8,016

Total Preferred Securities (Cost $15,180)		13,990

SHORT-TERM INSTRUMENTS 10.7%
REPURCHASE AGREEMENTS (f) 10.1%		40,633

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.6%
2.342% due 01/03/2019 - 02/26/2019 (a)(b)(i)	2,173	2,169

Total Short-Term Instruments (Cost $42,802)		42,802

Total Investments in Securities (Cost $412,755)		388,423

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,119	149

Total Short-Term Instruments (Cost $149)		149

Total Investments in Affiliates (Cost $149)		149

Total Investments 96.9% (Cost $412,904)		$388,572
Financial Derivative Instruments (g)(h) (0.3)% (Cost or Premiums, net $(805))		(1,082)
Other Assets and Liabilities, net 3.4%		13,523

Net Assets 100.0%		$401,013

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	05/16/2017	$3,683	$3,345	0.83%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	3.100%	12/31/2018	01/02/2019	$31,400	U.S. Treasury Notes 2.750% due 02/15/2024	$(32,130)	$31,400	$31,405
FICC	2.000	12/31/2018	01/02/2019	833	U.S. Treasury Notes 2.875% due 09/30/2023	(853)	833	833
NOM	3.150	12/31/2018	01/02/2019	8,400	U.S. Treasury Bonds 3.125% due 02/15/2043	(8,605)	8,400	8,402

Total Repurchase Agreements						$(41,588)	$40,633	$40,640

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(158) at a weighted average interest rate of 1.427%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	15	$1,720	$27	$4	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	11	$(2,061)	$(22)	$2	$0
U.S. Treasury 10-Year Note March Futures	03/2019	7	(854)	(20)	0	(3)

				$(42)	$2	$(3)

Total Futures Contracts				$(15)	$6	$(3)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/20/2029	GBP 6,400	$103	$(146)	$(43)	$0	$(30)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049	700	2	(48)	(46)	0	(8)

Total Swap Agreements						$105	$(194)	$(89)	$0	$(38)

Cash of $615 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	33,725		$38,502	$0	$(163)
CBK	01/2019		9,162		10,457	0	(47)
	01/2019		$1,341	EUR	1,179	11	0
	01/2019		408	GBP	320	0	0
GLM	01/2019	EUR	3,254		$3,716	0	(15)
	01/2019	GBP	28,300		36,180	100	(7)
	01/2019		$148	EUR	130	1	0
HUS	01/2019		222		195	2	0
JPM	01/2019		3,227		2,824	11	0
	01/2019		393	GBP	313	6	0
SCX	01/2019		91		72	1	0
UAG	01/2019	GBP	2,990		$3,783	0	(29)

Total Forward Foreign Currency Contracts						$132	$(261)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Swap Agreements, at Value (4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Banco BPM SpA	5.000%	Quarterly	06/20/2023	6.803%	EUR	1,100	$(76)	$(9)	$0	$(85)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.946		6,000	(834)	1	0	(833)

Total Swap Agreements								$(910)	$(8)	$0	$(918)

(i)

Securities with an aggregate market value of $1,016 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$300,416	$0	$300,416
Industrials	0	16,385	0	16,385
Utilities	0	4,881	0	4,881
U.S. Government Agencies	0	6,878	0	6,878
Common Stocks
Financials	3,071	0	0	3,071
Preferred Securities
Banking & Finance	2,428	11,562	0	13,990
Short-Term Instruments
Repurchase Agreements	0	40,633	0	40,633
U.S. Treasury Bills	0	2,169	0	2,169
	$5,499	$382,924	$0	$388,423

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149	$0	$0	$149

Total Investments	$5,648	$382,924	$0	$388,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	0	0	6
Over the counter	0	132	0	132
	$6	$132	$0	$138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(38)	0	(41)
Over the counter	0	(1,179)	0	(1,179)

	$(3)	$(1,217)	$0	$(1,220)

Total Financial Derivative Instruments	$3	$(1,085)	$0	$(1,082)

Totals	$5,651	$381,839	$0	$387,490

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,073	$1,031
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~		691	598

Total Loan Participations and Assignments (Cost $1,758)			1,629

CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 7.5%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,042
Banco del Estado de Chile
4.125% due 10/07/2020		5,300	5,348
Banco Santander S.A.
6.250% due 09/11/2021 •(g)	EUR	900	1,014
Bank of America Corp.
3.541% (US0003M + 0.790%) due 03/05/2024 ~		$2,000	1,945
Bank of Ireland
7.375% due 06/18/2020 •(g)	EUR	1,600	1,917
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$1,800	1,869
10.179% due 06/12/2021		2,400	2,699
Barclays PLC
3.200% due 08/10/2021		1,000	972
4.009% (US0003M + 1.380%) due 05/16/2024 ~		3,100	2,954
4.610% due 02/15/2023 •		2,500	2,481
6.500% due 09/15/2019 •(g)	EUR	1,000	1,120
7.000% due 09/15/2019 •(g)	GBP	700	875
8.000% due 12/15/2020 •(g)	EUR	1,900	2,312
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$700	705
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,100	3,039
CNH Industrial Capital LLC
4.375% due 11/06/2020		300	302
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	1,500	1,765
6.625% due 06/29/2021 •(g)		1,000	1,247
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~		1,200	1,339
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$2,800	2,587
4.250% due 10/14/2021		3,800	3,718
Erste Group Bank AG
8.875% due 10/15/2021 •(g)	EUR	200	257
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028		1,100	1,255
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$1,300	1,296
2.597% due 11/04/2019		1,300	1,286
3.448% due 08/12/2019 •		6,900	6,874
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,300	2,259
General Motors Financial Co., Inc.
2.350% due 10/04/2019		500	496
3.678% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,506
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,000	998
4.306% (US0003M + 1.600%) due 11/29/2023 ~		100	99
GSPA Monetization Trust
6.422% due 10/09/2029		115	133
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,183
3.640% (US0003M + 1.000%) due 05/18/2024 ~		600	585
3.908% (US0003M + 1.500%) due 01/05/2022 ~		600	606
4.292% due 09/12/2026 •		1,300	1,285
4.750% due 07/04/2029 •(g)	EUR	1,700	1,765
5.875% due 09/28/2026 •(g)	GBP	1,200	1,467
6.500% due 03/23/2028 •(g)(h)		$700	637
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,542
3.411% (US0003M + 0.610%) due 06/18/2022 ~		3,100	3,067
3.717% (US0003M + 1.230%) due 10/24/2023 ~		300	300

3.797% due 07/23/2024 •		1,100	1,103
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		1,400	1,386
Lloyds Banking Group PLC
4.050% due 08/16/2023		1,500	1,483
4.550% due 08/16/2028		1,500	1,445
7.000% due 06/27/2019 •(g)	GBP	2,000	2,555
7.500% due 09/27/2025 •(g)(h)		$500	484
Mitsubishi UFJ Financial Group, Inc.
3.368% (US0003M + 0.860%) due 07/26/2023 ~		1,100	1,088
Morgan Stanley
3.811% (US0003M + 1.220%) due 05/08/2024 ~		200	197
Nationwide Building Society
4.363% due 08/01/2024 •		1,300	1,275
6.875% due 06/20/2019 •(g)	GBP	1,800	2,319
Navient Corp.
8.000% due 03/25/2020		$400	407
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		300	287
3.086% (US0003M + 0.650%) due 07/13/2022 ~		600	583
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		1,700	1,627
7.500% due 08/10/2020 •(g)(h)		1,200	1,191
8.625% due 08/15/2021 •(g)(h)		2,400	2,490
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,000	1,988
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,317
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	170	211
UBS AG
5.125% due 05/15/2024		$1,600	1,596
7.625% due 08/17/2022 (h)		2,350	2,509
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	495
4.125% due 09/24/2025		500	497
UniCredit SpA
7.830% due 12/04/2023		4,800	5,027
WPC Eurobond BV
2.250% due 04/09/2026	EUR	2,800	3,172

			107,878

INDUSTRIALS 2.1%
Andeavor Logistics LP
5.500% due 10/15/2019		$100	101
BAT Capital Corp.
2.764% due 08/15/2022		600	567
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,000	981
Campbell Soup Co.
3.300% due 03/15/2021		400	398
3.418% (US0003M + 0.630%) due 03/15/2021 ~		300	294
3.650% due 03/15/2023		1,800	1,757
Canadian Pacific Railway Co.
4.500% due 01/15/2022		200	206
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,444
4.464% due 07/23/2022		3,100	3,132
4.908% due 07/23/2025		1,000	995
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		1,500	1,485
Dell International LLC
4.420% due 06/15/2021		2,700	2,699
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		300	299
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,900	3,070
Keurig Dr Pepper, Inc.
4.417% due 05/25/2025		$900	898
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,600	1,590
Mylan NV
3.150% due 06/15/2021		800	784
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		200	199
Reynolds American, Inc.
4.000% due 06/12/2022		200	198
SASOL Financing USA LLC
5.875% due 03/27/2024		700	699
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	375
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		1,500	1,488

United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~	500	498
3.650% due 08/16/2023	1,600	1,595
3.950% due 08/16/2025	300	298
4.125% due 11/16/2028	1,600	1,592
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	700	694
ZF North America Capital, Inc.
4.500% due 04/29/2022	400	391

		30,974

UTILITIES 1.7%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	900	897
3.488% (US0003M + 0.750%) due 06/01/2021 ~	4,400	4,373
3.956% (US0003M + 1.180%) due 06/12/2024 ~	3,300	3,203
BellSouth LLC
4.333% due 04/26/2021	6,000	6,019
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	1,900	1,892
Mississippi Power Co.
3.472% (US0003M + 0.650%) due 03/27/2020 ~	2,600	2,596
NextEra Energy Capital Holdings, Inc.
3.342% due 09/01/2020	50	50
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,653
Rio Oil Finance Trust
8.200% due 04/06/2028	1,200	1,260
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	900	882
Verizon Communications, Inc.
3.376% due 02/15/2025	505	491
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,359

		24,675

Total Corporate Bonds & Notes (Cost $167,464)		163,527

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	212

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,460
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	1,024
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	450	496
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	285	303
6.725% due 04/01/2035	585	628

		3,911

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (d)	1,935	1,679

Total Municipal Bonds & Notes (Cost $5,149)		5,802

U.S. GOVERNMENT AGENCIES 24.0%
Fannie Mae
2.310% due 08/01/2022	200	197
2.870% due 09/01/2027	1,000	975
3.500% due 02/01/2043 - 09/01/2048	66,637	66,691
3.802% due 12/01/2034 •	109	114
3.820% due 09/01/2021	4,530	4,649
3.873% due 07/01/2035 •	232	243
4.050% due 03/01/2034 •	165	170
4.500% due 09/25/2040	2,063	2,319
6.000% due 05/01/2036 - 04/01/2041	1,675	1,817
6.500% due 09/01/2036	292	314
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	130,400	130,394
4.000% due 02/01/2049	117,600	119,826
Freddie Mac
3.500% due 07/15/2042	6,656	6,525
6.500% due 05/01/2035	384	417
Ginnie Mae
2.699% due 08/20/2047 •	1,166	1,166

3.210% due 04/20/2068 •	3,789	3,869
Ginnie Mae, TBA
5.000% due 02/01/2049	4,800	4,990
Small Business Administration
5.490% due 03/01/2028	82	88
6.020% due 08/01/2028	693	744

Total U.S. Government Agencies (Cost $341,459)		345,508

U.S. TREASURY OBLIGATIONS 20.0%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	599
4.625% due 02/15/2040 (n)	3,100	3,936
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (l)(n)	5,655	5,502
0.125% due 01/15/2022 (l)(n)	11,843	11,499
0.125% due 04/15/2022	25,580	24,755
0.125% due 07/15/2022	17,485	16,987
0.125% due 07/15/2024	28,117	26,971
0.375% due 01/15/2027 (n)	4,711	4,478
0.375% due 07/15/2027 (n)	1,241	1,178
0.500% due 01/15/2028	410	392
0.625% due 01/15/2026 (n)	2,661	2,592
0.750% due 07/15/2028 (n)	16,421	16,086
1.000% due 02/15/2048	16,511	15,682
1.750% due 01/15/2028 (l)(n)	10,623	11,289
2.000% due 01/15/2026 (n)	11,467	12,243
2.375% due 01/15/2025 (n)	6,305	6,820
2.375% due 01/15/2027	58,812	64,952
U.S. Treasury Notes
1.125% due 09/30/2021 (l)(n)	17,200	16,588
1.500% due 08/15/2026 (l)(n)	4,700	4,339
2.125% due 05/15/2025 (l)(n)	33,150	32,277
2.375% due 05/15/2027	9,700	9,507

Total U.S. Treasury Obligations (Cost $295,312)		288,672

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
4.419% due 01/25/2036 ^~	3,940	3,578
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø	1,005	879
Banc of America Funding Trust
4.339% due 09/20/2046 ^~	5,120	4,630
Bear Stearns Adjustable Rate Mortgage Trust
4.248% due 08/25/2033 ~	139	139
Bear Stearns ALT-A Trust
4.032% due 05/25/2035 ~	184	186
Chase Mortgage Finance Trust
4.204% due 09/25/2036 ^~	1,173	1,095
Citigroup Mortgage Loan Trust
2.746% due 11/25/2036 •	463	462
4.238% due 09/25/2037 ^~	93	89
CitiMortgage Alternative Loan Trust
3.106% due 04/25/2037 •	1,304	1,055
Countrywide Alternative Loan Trust
2.626% due 12/25/2046 •	5,812	5,600
2.676% due 11/25/2036 •	2,344	2,259
5.500% due 06/25/2025	1,595	1,589
5.500% due 11/25/2035 ^	566	505
6.000% due 12/25/2035 ^	2,028	1,912
6.000% due 05/25/2036 ^	239	183
6.250% due 08/01/2036	3,549	3,053
7.000% due 10/25/2037	464	277
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	1,294	1,069
6.000% due 02/25/2037 ^	1,368	1,117
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	445	431
Credit Suisse Mortgage Capital Certificates
3.876% due 06/25/2050 ~	2,373	1,775
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.696% due 02/25/2037 ^•	4,722	4,245
Downey Savings & Loan Association Mortgage Loan Trust
2.660% due 10/19/2036 •	1,014	890
First Horizon Alternative Mortgage Securities Trust
4.172% due 06/25/2036 ^~	3,704	3,418
Impac CMB Trust
3.146% due 03/25/2035 •	1,126	1,094
IndyMac Mortgage Loan Trust
2.706% due 11/25/2046 •	4,418	4,042
2.986% due 07/25/2035 •	1,559	1,512
JPMorgan Mortgage Trust
3.503% due 07/27/2037 ~	670	670
4.314% due 07/25/2035 ~	693	696

5.750% due 01/25/2036 ^	48	37
Lehman Mortgage Trust
3.156% due 11/25/2036 •	958	674
Lehman XS Trust
2.731% due 08/25/2046 •	2,550	2,382
Luminent Mortgage Trust
3.934% due 04/25/2036 ~	4,456	4,554
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	969	924
Merrill Lynch Alternative Note Asset Trust
2.485% due 02/25/2037 •	177	175
2.706% due 03/25/2037 •	9,149	3,908
6.000% due 03/25/2037	253	190
Merrill Lynch Mortgage Investors Trust
4.121% due 04/25/2035 ~	88	85
4.176% due 02/25/2036 ~	9	9
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	419	333
MortgageIT Trust
2.766% due 12/25/2035 •	2,671	2,651
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^Ø	152	111
NovaStar Mortgage Funding Trust
2.711% due 09/25/2046 •	2,833	1,364
Prime Mortgage Trust
6.000% due 06/25/2036 ^	637	585
RBSSP Resecuritization Trust
2.565% due 02/26/2037 •	2,244	2,208
2.822% due 04/26/2037 •	95	95
Residential Accredit Loans, Inc. Trust
2.756% due 08/25/2037 •	132	123
6.000% due 01/25/2037 ^	230	212
6.000% due 03/25/2037	575	523
Residential Funding Mortgage Securities, Inc. Trust
4.411% due 04/25/2037 ~	1,370	1,308
Sequoia Mortgage Trust
3.931% due 09/20/2046 ^~	785	643
Structured Adjustable Rate Mortgage Loan Trust
4.033% due 03/25/2036 ^~	273	244
4.062% due 08/25/2035 ~	206	183
Structured Asset Securities Corp.
5.500% due 06/25/2035	3,151	3,264
Thornburg Mortgage Securities Trust
2.883% due 03/25/2044 ~	624	612
3.997% due 12/25/2044 ~	877	881
4.282% due 09/25/2037 ~	8	8
WaMu Mortgage Pass-Through Certificates Trust
2.776% due 12/25/2045 •	137	136
3.157% due 02/25/2046 •	422	420
3.286% due 01/25/2045 •	5,130	5,082
3.525% due 06/25/2037 ^~	832	768
3.600% due 06/25/2037 ^~	316	302
4.038% due 10/25/2035 ~	171	169
4.215% due 12/25/2035 ~	1,613	1,596
4.314% due 01/25/2035 ~	404	414
Washington Mutual Mortgage Pass-Through Certificates Trust
2.756% due 02/25/2036 •	3,277	2,895
2.907% due 02/25/2047 ^•	5,028	4,458
3.097% due 04/25/2046 •	389	355
Wells Fargo Mortgage-Backed Securities Trust
4.424% due 06/25/2035 ~	390	402
4.482% due 12/25/2034 ~	52	53
4.709% due 09/25/2036 ^~(b)	68	68

Total Non-Agency Mortgage-Backed Securities (Cost $91,748)		93,854

ASSET-BACKED SECURITIES 10.2%
Allegro CLO Ltd.
3.740% due 01/30/2026 •	600	600
Americredit Automobile Receivables Trust
2.429% due 08/19/2019	2,559	2,558
Argent Securities Trust
2.696% due 03/25/2036 •	5,378	4,812
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø	581	582
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	307	307
3.844% due 04/28/2033 Ø	1,797	1,805
Bear Stearns Asset-Backed Securities Trust
3.556% due 08/25/2037 •	3,069	2,733
4.240% due 07/25/2036 ~	264	267
Centex Home Equity Loan Trust
3.151% due 03/25/2034 •	499	491
CIFC Funding Ltd.
3.350% due 10/25/2027 •	2,000	1,974

Citigroup Mortgage Loan Trust
2.696% due 05/25/2037 •		3,460	2,620
6.750% due 05/25/2036 Ø		484	354
Citigroup Mortgage Loan Trust, Inc.
2.806% due 10/25/2036 •		2,266	2,203
3.406% due 09/25/2035 ^•		3,400	3,420
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 •		2,351	2,125
2.696% due 07/25/2036 •		1,404	1,401
Countrywide Asset-Backed Certificates Trust
2.646% due 03/25/2037 •		1,218	1,164
2.656% due 03/25/2047 ^•		4,691	4,585
2.666% due 03/25/2037 •		158	156
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 Ø		7,989	3,437
Encore Credit Receivables Trust
3.241% due 11/25/2035 •		350	345
First Franklin Mortgage Loan Trust
2.666% due 11/25/2036 •		2,083	2,027
2.816% due 09/25/2036 •		485	436
2.866% due 11/25/2035 •		3,127	2,988
3.366% due 08/25/2032 •		1,428	1,411
Fremont Home Loan Trust
2.656% due 10/25/2036 •		4,239	2,172
3.241% due 01/25/2035 •		1,600	1,576
3.241% due 07/25/2035 •		200	199
GSAA Home Equity Trust
2.576% due 03/25/2036 •		918	472
2.826% due 04/25/2047 •		2,164	1,464
6.295% due 06/25/2036 Ø		1,455	678
GSAMP Trust
2.606% due 12/25/2046 •		648	394
2.636% due 12/25/2046 •		3,552	2,331
2.736% due 01/25/2037 •		1,300	1,097
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		800	799
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		1,517	1,209
Long Beach Mortgage Loan Trust
2.726% due 02/25/2036 •		4,589	4,443
Merrill Lynch Mortgage Investors Trust
2.616% due 08/25/2037 •		14,805	9,184
Monarch Grove CLO
3.370% due 01/25/2028 •		2,400	2,376
Morgan Stanley ABS Capital, Inc. Trust
2.721% due 03/25/2037 •		3,292	1,638
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		923	923
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		209	209
New Century Home Equity Loan Trust
2.756% due 12/25/2035 •		3	3
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^Ø		940	360
NovaStar Mortgage Funding Trust
2.706% due 09/25/2037 •		3,589	3,475
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		3,000	2,963
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		282	281
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		900	900
Option One Mortgage Loan Trust
2.646% due 03/25/2037 •		1,217	906
2.866% due 01/25/2036 •		6,400	5,681
3.286% due 02/25/2035 •		2,976	2,885
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •		893	481
5.586% due 11/25/2036 Ø		2,143	1,166
Residential Asset Securities Corp. Trust
2.946% due 12/25/2035 •		4,700	4,500
3.086% due 06/25/2033 •		400	368
RMAT LP
4.090% due 05/25/2048 Ø		3,188	3,188
Securitized Asset-Backed Receivables LLC Trust
2.986% due 10/25/2035 •		4,800	4,201
Seneca Park CLO Ltd.
3.569% due 07/17/2026 •		3,867	3,858
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		703	713
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,920	2,195
3.990% due 04/25/2023 •		$1,500	1,509
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027		811	807

Soundview Home Loan Trust
2.676% due 07/25/2037 •		1,824	1,550
3.806% due 10/25/2037 •		2,200	1,852
South Carolina Student Loan Corp.
3.738% due 09/03/2024 •		1,024	1,029
Specialty Underwriting & Residential Finance Trust
2.806% due 12/25/2036 •		3,721	3,626
Structured Asset Investment Loan Trust
3.226% (US0001M + 0.720%) due 10/25/2035 ~		1,877	1,881
3.286% due 02/25/2035 •		5,572	5,476
Structured Asset Securities Corp. Mortgage Loan Trust
2.846% due 02/25/2036 •		1,263	1,266
Telos CLO Ltd.
3.399% due 04/17/2028 •		2,500	2,496
3.719% due 01/17/2027 •		6,800	6,800
TICP CLO Ltd.
3.269% due 07/20/2027 •		1,300	1,290
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		959	952
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		2,800	2,800

Total Asset-Backed Securities (Cost $146,626)			147,423

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		4,400	2,428
5.875% due 01/11/2028		1,200	867
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,436	37
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		265	7
59.257% (ARLLMONP) due 06/21/2020 ~(a)		23,423	670
Brazil Government International Bond
5.625% due 02/21/2047		$1,300	1,231
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	5,049	1,463
6.000% due 05/15/2055		3,787	1,151
Israel Government International Bond
4.125% due 01/17/2048		$300	294
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,733,880	16,325
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,500	1,059
6.350% due 08/12/2028		15,800	4,930
8.200% due 08/12/2026		6,700	2,336
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	4,904
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,391
4.500% due 04/17/2030		1,200	1,196
5.000% due 04/17/2049		750	724

Total Sovereign Issues (Cost $42,959)			41,013

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)(i)		7,400	8,251

Total Preferred Securities (Cost $7,622)			8,251

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.9%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$4,300	4,303
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		1,600	1,600

			5,903

COMMERCIAL PAPER 0.4%
Ford Motor Credit Co.
2.780% due 02/19/2019		5,000	4,978

REPURCHASE AGREEMENTS (j) 0.0%
			558

ARGENTINA TREASURY BILLS 0.0%
(9.194)% due 01/31/2019 - 03/29/2019 (c)(d)	ARS	5,014	150

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	2,100	2,403

JAPAN TREASURY BILLS 10.7%
(0.264)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	16,880,000	154,014

U.S. TREASURY BILLS 0.2%
2.325% due 01/31/2019 (d)(e)(l)(n)		$2,156	2,152

Total Short-Term Instruments (Cost $165,621)			170,158

Total Investments in Securities (Cost $1,265,718)			1,265,837

	SHARES
INVESTMENTS IN AFFILIATES 34.0%
SHORT-TERM INSTRUMENTS 34.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.0%
PIMCO Short Asset Portfolio		21,681,459	215,124
PIMCO Short-Term Floating NAV Portfolio III		27,916,565	275,927

Total Short-Term Instruments (Cost $492,850)			491,051

Total Investments in Affiliates (Cost $492,850)			491,051

Total Investments 121.8% (Cost $1,758,568)			$1,756,888
Financial Derivative Instruments (k)(m) (1.2)% (Cost or Premiums, net $31,480)			(17,695)
Other Assets and Liabilities, net (20.6)%			(296,655)

Net Assets 100.0%			$1,442,538

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$7,622	$8,251	0.57%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$558	U.S. Treasury Notes 2.875% due 09/30/2023	$(572)	$558	$558

Total Repurchase Agreements						$(572)	$558	$558

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	5.000%	02/01/2049		$4,800	$(5,018)	$(5,025)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	10,500	(8,761)	(8,681)

Total Short Sales (0.9)%					$(13,779)	$(13,706)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $32 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(8) at a weighted average interest rate of 2.450%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	12	$12	$0	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.000	02/22/2019	153	153	2	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	1,669	1,669	14	2

Total Purchased Options					$16	$2

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	6,316	$1,536,209	$47	$0	$0
90-Day Eurodollar September Futures	09/2020	664	161,925	667	50	0
Euro-Bobl March Futures	03/2019	473	71,818	186	0	(16)
Euro-Bund 10-Year Bond March Futures	03/2019	114	21,361	248	0	(25)
U.S. Treasury 5-Year Note March Futures	03/2019	2,311	265,043	3,337	578	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,141	261,235	6,247	836	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	472	75,830	1,552	280	0
United Kingdom Long Gilt March Futures	03/2019	7	1,099	8	4	(1)

				$12,292	$1,748	$(42)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	6,316	$(1,538,657)	$(6,905)	$0	$(316)
90-Day Eurodollar September Futures	09/2021	664	(161,933)	(792)	0	(91)
Australia Government 10-Year Bond March Futures	03/2019	313	(29,250)	(294)	0	(139)
U.S. Treasury 2-Year Note March Futures	03/2019	1,283	(272,397)	(1,871)	0	(180)
U.S. Treasury 30-Year Bond March Futures	03/2019	785	(114,610)	(2,289)	0	(368)

				$(12,151)	$0	$(1,094)

Total Futures Contracts				$141	$1,748	$(1,136)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,400	$(448)	$243	$(205)	$2	$0
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	41,800	(936)	443	(493)	0	(9)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	14,200	(305)	155	(150)	0	(4)

					$(1,689)	$841	$(848)	$2	$(13)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$8,100	$485	$(221)	$264	$12	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	6,300	313	(174)	139	10	0

					$798	$(395)	$403	$22	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	27,500	$(3)	$(308)	$(311)	$0	$(3)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	11,500	(216)	342	126	0	(61)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$95,600	983	(244)	739	13	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		9,500	(62)	25	(37)	0	(2)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	(430)	(1,359)	(1,789)	17	0
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		380,300	(34)	1,353	1,319	83	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		380,500	58	(1,675)	(1,617)	0	(163)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	139	119	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		27,300	1,041	(377)	664	0	(49)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		98,600	0	2,632	2,632	182	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		45,900	(486)	737	251	90	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	30	(60)	(30)	57	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		700	34	5	39	0	(1)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		134,500	(13)	(2,550)	(2,563)	0	(394)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		42,600	0	(826)	(826)	0	(125)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		133,100	8,375	(3,486)	4,889	0	(358)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	19	27	0	(3)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	143	40	0	(42)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		196,510	15,124	(2,244)	12,880	0	(630)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		1,600	123	22	145	0	(5)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		52,200	246	519	765	0	(188)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,800	846	(324)	522	0	(52)
Pay (5)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		93,400	0	2,154	2,154	188	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		7,900	0	(172)	(172)	0	(32)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		103,000	(361)	2,569	2,208	529	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		76,700	459	(2,393)	(1,934)	0	(468)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,700	49	91	140	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		48,700	5,461	(1,798)	3,663	0	(269)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		18,100	(32)	(920)	(952)	0	(108)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		6,400	0	(308)	(308)	0	(39)
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		1,700	0	(50)	(50)	0	(10)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	2,800	44	(54)	(10)	0	(3)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		17,900	100	142	242	1	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		9,000	(141)	(106)	(247)	0	(8)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	260,300	115	813	928	0	(4)
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		261,000	730	(314)	416	17	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		4,200	(195)	45	(150)	0	(2)
Receive	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		1,700	41	(18)	23	0	(2)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		16,100	(14)	(167)	(181)	0	(28)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		15,200	451	(553)	(102)	0	(73)
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		2,700	(73)	(33)	(106)	0	(12)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		13,200	(369)	(155)	(524)	0	(60)
Receive (5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		20,000	126	(810)	(684)	0	(74)
Receive (5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		16,300	0	(648)	(648)	0	(61)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		8,500	25	(584)	(559)	0	(95)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	43,010,000	1,177	1,110	2,287	21	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		17,100,000	(270)	(1,557)	(1,827)	0	(55)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		6,460,000	14	548	562	19	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		11,840,000	656	1,117	1,773	39	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		570,000	0	(266)	(266)	0	(5)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,710,000	109	(614)	(505)	0	(15)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		880,000	3	(386)	(383)	0	(8)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		5,305,000	266	(2,190)	(1,924)	0	(49)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,190,000	1,156	(596)	560	0	(7)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	(68)	(71)	0	(6)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,300	5	73	78	8	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	18,500	(2)	(151)	(153)	139	0
Receive	UKRPI	3.593	Maturity	11/15/2028		3,500	0	29	29	27	0
Receive	UKRPI	3.595	Maturity	11/15/2028		3,400	0	29	29	26	0
Receive	UKRPI	3.603	Maturity	11/15/2028		3,300	0	33	33	25	0

							$35,028	$(13,675)	$21,353	$1,481	$(3,593)

Total Swap Agreements							$34,137	$(13,229)	$20,908	$1,505	$(3,606)

(l)

Securities with an aggregate market value of $22,088 and cash of $4,026 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	22,449		$16,859	$411	$0
	01/2019	EUR	24,152		27,573	0	(117)
	01/2019	GBP	2,237		2,863	10	0
	01/2019		$1,071	ARS	43,619	66	0
	01/2019		8,575	CAD	11,488	0	(158)
	02/2019		14,823	NOK	125,595	0	(269)
	02/2019		8,052	TRY	45,966	411	0
BPS	01/2019	JPY	2,210,000		$19,620	0	(547)
CBK	01/2019	BRL	7,867		2,015	0	(15)
	01/2019	JPY	2,810,000		24,949	0	(692)
	01/2019		$2,030	BRL	7,866	0	(1)
	01/2019		3,034	CAD	3,992	0	(109)
	03/2019	EUR	2,100		$2,673	252	0
	03/2019	KRW	3,599,979		3,212	0	(29)
	03/2019	SGD	908		664	0	(3)
DUB	01/2019	BRL	7,867		2,030	0	0
	01/2019		$2,035	BRL	7,866	0	(5)
	02/2019	BRL	7,867		$2,031	5	0
FBF	04/2019	CNH	48,268		6,880	0	(146)
GLM	01/2019	AUD	830		595	10	0
	01/2019	EUR	1,417		1,615	0	(10)
	01/2019	GBP	13,146		16,811	48	0
	01/2019	JPY	2,555,000		22,669	0	(657)
	04/2019		$6,778	CNY	47,265	91	0
HUS	01/2019	CAD	699		$523	11	0
	03/2019	TWD	40,041		1,313	0	(5)
	01/2021	BRL	2,050		316	0	(176)
JPM	01/2019	AUD	665		491	23	0
	01/2019	CAD	3,077		2,336	81	0
	01/2019	JPY	2,555,000		22,593	0	(733)
	01/2019		$972	EUR	847	0	(1)
	01/2019		806	MXN	16,447	28	0
	02/2019	TRY	40,727		$6,801	0	(696)
	02/2019		$16,804	CNH	117,023	232	0
	03/2019	EUR	7,264		$8,670	305	0
	11/2019	CNH	117,544		16,804	0	(303)
MYI	01/2019	CAD	4,084		3,103	111	0
RBC	03/2019	KRW	735,915		657	0	(6)
RYL	01/2019	CAD	5,526		4,128	80	0
	01/2019	JPY	156,700		1,408	0	(22)
SCX	02/2019		$12,013	CNH	83,716	174	0
	11/2019	CNH	84,098		$12,013	0	(226)
SOG	01/2019	CAD	6,314		4,747	121	0
	01/2019	RUB	6,236		94	5	0
SSB	01/2019	JPY	6,750,000		59,745	0	(1,914)
	01/2019		$2,179	CAD	2,896	0	(57)
	03/2019	SGD	16,182		$11,842	0	(52)
	03/2019	TWD	456,061		14,913	0	(103)
UAG	01/2019	JPY	2,043,074		18,036	0	(611)

Total Forward Foreign Currency Contracts						$2,475	$(7,663)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	7,050	$212	$6
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	6,768	63	7

							$275	$13

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$351,700	$1,301	$2,377
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	215,400	782	1,464
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	117,000	123	3
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	738,400	2,673	5,020
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	33,600	1,351	749
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	632,700	723	2,995

							$6,953	$12,608

Total Purchased Options							$7,228	$12,621

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$5,263	$(62)	$(42)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,430	(29)	(20)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	14,100	(212)	(1)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	19,370	(398)	(157)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		13,536	(63)	(3)

							$(764)	$(223)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$351,700	$(1,684)	$(2,627)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	215,400	(1,046)	(1,672)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	23,400	(123)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	738,400	(3,470)	(5,751)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	244,000	(1,352)	(423)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	253,100	(723)	(2,757)

							$(8,398)	$(13,232)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «	04/30/2019	$45,300	$(45)	$(45)

Total Written Options				$(10,596)	$(13,500)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	1,700	$316	$(37)	$279	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		850	156	(17)	139	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		850	162	(23)	139	0

								$634	$(77)	$557	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,007	$(205)	$132	$0	$(73)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,000	268	(168)	100	0

						$63	$(36)	$100	$(73)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$5	$3	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	4,593	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$187,615	$0	$10,132	$10,132	$0
	Pay	S&P 500 Total Return Index	8,091	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	40,929	0	649	649	0
BPS	Pay	S&P 500 Total Return Index	2,844	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	162,213	0	2,573	2,573	0
	Pay	S&P 500 Total Return Index	9,423	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	238,988	0	3,770	3,770	0
	Pay	S&P 500 Total Return Index	23,896	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2019	130,124	0	12,800	12,800	0
	Pay	S&P 500 Total Return Index	17,816	1-Month USD-LIBOR plus a specified spread	Monthly	10/10/2019	131,295	0	2,079	2,079	0
BRC	Receive	ERAUSLT Index	81,869	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	23,320	0	(443)	0	(443)
CBK	Receive	ERAUSLT Index	80,968	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	210,996	0	(15,355)	0	(15,355)
	Receive	ERAUSLT Index	423,088	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	120,517	0	(2,291)	0	(2,291)
	Receive	ERAUSLT Index	259,446	1-Month USD-LIBOR plus a specified spread	Monthly	10/10/2019	292,388	0	(5,540)	0	(5,540)
DUB	Receive	ERAUSLT Index	209,853	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	226,411	0	(4,299)	0	(4,299)
	Pay	S&P 500 Total Return Index	41,868	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	282,663	0	10,258	10,258	0
	Receive	ERAUSLT Index	129,409	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	118,357	0	(2,238)	0	(2,238)
FAR	Pay	S&P 500 Total Return Index	10,278	1-Month USD-LIBOR plus a specified spread	Monthly	11/20/2019	52,000	0	823	823	0
GST	Pay	S&P 500 Total Return Index	24,792	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	125,412	0	1,993	1,993	0
	Pay	S&P 500 Total Return Index	7,246	1-Month USD-LIBOR plus a specified spread	Monthly	11/20/2019	34,799	0	(1,299)	0	(1,299)
JPM	Receive	ERAUSLT Index	567,659	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	165,796	0	(11,318)	0	(11,318)
MYI	Receive	ERAUSLT Index	433,915	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	123,601	0	(2,372)	0	(2,372)
	Pay	S&P 500 Total Return Index	23,164	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	117,177	0	1,863	1,863	0
SOG	Receive	ERAUSLT Index	378,080	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2019	116,993	0	(12,804)	0	(12,804)
	Receive	ERAUSLT Index	176,340	1-Month USD-LIBOR plus a specified spread	Monthly	11/20/2019	86,400	0	352	352	0
UAG	Receive	ERAUSLT Index	91,874	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	25,704	0	(61)	0	(61)

								$0	$(10,728)	$47,292	$(58,020)

Total Swap Agreements								$695	$(10,836)	$47,952	$(58,093)

(n)

Securities with an aggregate market value of $64,105 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,629	$0	$1,629
Corporate Bonds & Notes
Banking & Finance	0	107,878	0	107,878
Industrials	0	30,974	0	30,974
Utilities	0	24,675	0	24,675
Municipal Bonds & Notes
California	0	212	0	212
Illinois	0	3,911	0	3,911
New Jersey	0	1,679	0	1,679
U.S. Government Agencies	0	345,508	0	345,508
U.S. Treasury Obligations	0	288,672	0	288,672
Non-Agency Mortgage-Backed Securities	0	93,854	0	93,854
Asset-Backed Securities	0	147,423	0	147,423
Sovereign Issues	0	41,013	0	41,013
Preferred Securities
Banking & Finance	0	8,251	0	8,251
Short-Term Instruments
Certificates of Deposit	0	5,903	0	5,903
Commercial Paper	0	4,978	0	4,978
Repurchase Agreements	0	558	0	558
Argentina Treasury Bills	0	150	0	150
Greece Treasury Bills	0	2,403	0	2,403
Japan Treasury Bills	0	154,014	0	154,014
U.S. Treasury Bills	0	2,152	0	2,152
	$0	$1,265,837	$0	$1,265,837

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$491,051	$0	$0	$491,051

Total Investments	$491,051	$1,265,837	$0	$1,756,888

Short Sales, at Value - Liabilities
Sovereign Issues	0	(8,681)	0	(8,681)
U.S. Government Agencies	0	(5,025)	0	(5,025)
	$0	$(13,706)	$0	$(13,706)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,748	1,507	0	3,255
Over the counter	0	63,048	0	63,048
	$1,748	$64,555	$0	$66,303

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,136)	(3,606)	0	(4,742)
Over the counter	0	(79,211)	(45)	(79,256)

	$(1,136)	$(82,817)	$(45)	$(83,998)

Total Financial Derivative Instruments	$612	$(18,262)	$(45)	$(17,695)

Totals	$491,663	$1,233,869	$(45)	$1,725,487

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.6% ¤
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 10.4%
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(f)	EUR	600	$747
Bank of America Corp.
3.004% due 12/20/2023 •		$5,830	5,663
Barclays Bank PLC
7.625% due 11/21/2022 (g)		1,800	1,869
Barclays PLC
2.750% due 11/08/2019		1,000	994
4.009% (US0003M + 1.380%) due 05/16/2024 ~		2,000	1,906
4.610% due 02/15/2023 •		1,500	1,488
4.972% due 05/16/2029 •		800	773
6.500% due 09/15/2019 •(f)	EUR	1,200	1,343
7.250% due 03/15/2023 •(f)	GBP	300	383
8.000% due 12/15/2020 •(f)	EUR	600	730
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$5,000	5,038
Citigroup, Inc.
3.740% (US0003M + 1.100%) due 05/17/2024 ~		300	293
3.761% (US0003M + 1.023%) due 06/01/2024 ~		2,000	1,961
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(f)	EUR	400	499
6.875% due 03/19/2020		1,400	1,735
Credit Suisse AG
6.500% due 08/08/2023		$200	209
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,200	1,339
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$4,100	3,788
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	600	685
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$2,000	1,994
3.448% due 08/12/2019 •		3,400	3,387
3.754% (US0003M + 0.930%) due 09/24/2020 ~		1,400	1,375
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,038
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		6,000	5,988
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		800	788
3.640% (US0003M + 1.000%) due 05/18/2024 ~		400	390
4.292% due 09/12/2026 •		700	692
4.750% due 07/04/2029 •(f)	EUR	700	727
5.875% due 09/28/2026 •(f)	GBP	600	733
6.250% due 03/23/2023 •(f)(g)		$1,600	1,502
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		1,300	1,271
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		1,400	1,386
Lloyds Banking Group PLC
4.050% due 08/16/2023		700	692
4.550% due 08/16/2028		600	578
7.500% due 09/27/2025 •(f)(g)		300	290
7.625% due 06/27/2023 •(f)	GBP	1,400	1,840
Nationwide Building Society
6.875% due 06/20/2019 •(f)		500	644
Navient Corp.
8.000% due 03/25/2020		$200	204
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,900	2,774
3.086% (US0003M + 0.650%) due 07/13/2022 ~		5,000	4,855
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		1,100	1,052
4.519% due 06/25/2024 •		600	589
5.076% due 01/27/2030 •		900	870
7.500% due 08/10/2020 •(f)(g)		700	695
8.000% due 08/10/2025 •(f)(g)		200	200
8.625% due 08/15/2021 •(f)(g)		800	830
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,200	1,193
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	1,160	1,442

UBS AG
5.125% due 05/15/2024	$2,100	2,095
7.625% due 08/17/2022 (g)	950	1,014
UniCredit SpA
7.830% due 12/04/2023	2,850	2,984
Wells Fargo & Co.
6.558% (US0003M + 3.770%) due 03/15/2019 ~(f)	900	896

		86,451

INDUSTRIALS 2.3%
Allergan Sales LLC
4.875% due 02/15/2021	1,209	1,239
5.000% due 12/15/2021	400	412
BAT Capital Corp.
2.764% due 08/15/2022	1,300	1,229
Charter Communications Operating LLC
4.464% due 07/23/2022	3,200	3,233
4.908% due 07/23/2025	2,200	2,190
CNPC General Capital Ltd.
2.750% due 05/14/2019	2,000	1,999
CVS Health Corp.
3.500% due 07/20/2022	300	298
Hyundai Capital America
2.500% due 03/18/2019	2,000	1,997
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	900	894
Nakilat, Inc.
6.067% due 12/31/2033	1,500	1,636
SASOL Financing USA LLC
5.875% due 03/27/2024	400	400
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,960	3,905

		19,432

UTILITIES 1.1%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	4,200	4,188
3.956% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,747
5.000% due 03/01/2021	500	517
Petrobras Global Finance BV
5.299% due 01/27/2025	1,700	1,628
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	900	873

		8,953

Total Corporate Bonds & Notes (Cost $116,081)		114,836

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	805	863

Total Municipal Bonds & Notes (Cost $787)		863

U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	447	450
Fannie Mae, TBA
3.500% due 02/01/2049	142,300	142,236
4.000% due 01/01/2049 - 02/01/2049	51,800	52,791
Freddie Mac
2.855% due 11/15/2043 •	307	308
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	9,117	9,191
Ginnie Mae, TBA
5.000% due 02/01/2049	2,900	3,015

Total U.S. Government Agencies (Cost $206,455)		207,991

U.S. TREASURY OBLIGATIONS 43.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	400	399
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	4,801	4,671
0.125% due 01/15/2022	10,168	9,871
0.125% due 04/15/2022	21,733	21,032
0.125% due 07/15/2022	14,956	14,530
0.125% due 07/15/2024 (k)	28,756	27,585
0.750% due 07/15/2028	9,772	9,573
1.000% due 02/15/2048	11,793	11,202
1.750% due 01/15/2028 (k)	966	1,026
2.375% due 01/15/2027	42,259	46,671
2.500% due 01/15/2029	14,605	16,639

U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	36,500	35,786
1.375% due 10/31/2020 (k)(m)	5,600	5,487
1.750% due 12/31/2020 (i)(k)(m)	30,900	30,460
1.750% due 09/30/2022 (k)	8,100	7,888
1.750% due 05/15/2023 (k)(m)	2,100	2,035
2.000% due 11/30/2020 (k)(m)	5,500	5,449
2.000% due 11/30/2022 (i)	86,600	85,047
2.125% due 08/31/2020 (k)(m)	10,600	10,531
2.250% due 12/31/2023 (m)	6,000	5,925
2.750% due 11/15/2023 (k)(m)	900	910
2.750% due 02/28/2025	6,400	6,467

Total U.S. Treasury Obligations (Cost $365,846)		359,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
Banc of America Mortgage Trust
4.460% due 05/25/2033 ~	71	73
BCAP LLC Trust
2.716% due 05/25/2047 •	192	177
5.250% due 04/26/2037	1,859	1,545
Bear Stearns Adjustable Rate Mortgage Trust
4.368% due 02/25/2034 ~	167	170
4.426% due 08/25/2035 ^~	1,083	1,045
4.479% due 02/25/2036 ^~	17	16
Bear Stearns ALT-A Trust
2.826% due 01/25/2047 ^•	12,265	12,570
2.986% due 02/25/2036 •	4,599	4,369
3.939% due 11/25/2036 ^~	840	695
4.287% due 01/25/2036 ~	1,646	1,624
Bear Stearns Mortgage Funding Trust
2.676% due 06/25/2047 •	1,426	1,339
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	4,202	3,803
Citigroup Commercial Mortgage Trust
1.800% due 09/10/2045 ~(a)	5,351	268
Citigroup Mortgage Loan Trust
2.576% due 01/25/2037 •	2,214	2,061
Citigroup Mortgage Loan Trust, Inc.
5.500% due 07/25/2034	6,414	6,852
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^	3,842	3,593
Countrywide Alternative Loan Trust
2.665% due 12/20/2046 ^•	2,517	2,223
3.306% due 08/25/2035 •	3,157	2,177
6.000% due 08/25/2036 ^	3,240	2,657
6.000% due 03/25/2037 ^	1,085	716
Countrywide Asset-Backed Certificates
3.306% due 11/25/2035 •	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
3.587% due 02/20/2036 ~	1,960	1,582
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^	235	234
GSR Mortgage Loan Trust
3.828% due 04/25/2036 ~	157	140
4.300% due 09/25/2035 ~	294	300
4.464% due 11/25/2035 ~	187	189
6.250% due 10/25/2036 ^	1,201	1,171
HarborView Mortgage Loan Trust
2.503% due 09/19/2046 ^•	294	264
2.620% due 01/25/2047 •	785	755
2.710% due 12/19/2036 ^•	46	42
JPMorgan Mortgage Trust
6.000% due 06/25/2037	3,398	2,632
Lehman XS Trust
2.666% due 03/25/2047 ^•	774	761
MASTR Alternative Loan Trust
6.500% due 12/25/2034	2,614	2,888
Merrill Lynch Alternative Note Asset Trust
2.706% due 03/25/2037 •	28,146	12,786
Prime Mortgage Trust
2.906% due 02/25/2034 •	358	342
Residential Accredit Loans, Inc. Trust
2.706% due 05/25/2047 •	546	521
6.000% due 05/25/2037 ^	5,604	5,056
Structured Adjustable Rate Mortgage Loan Trust
3.656% due 12/25/2037 ^•	6,974	6,065
Structured Asset Mortgage Investments Trust
2.706% due 10/25/2036 •	2,704	2,446
2.766% due 03/25/2037 •	416	296
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 09/25/2046 •	710	711
3.557% due 08/25/2042 •	3	3

Washington Mutual Mortgage Pass-Through Certificates Trust
2.435% due 10/25/2036 ^•		8,656	4,395
3.686% due 02/25/2033 ~		172	166
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		3,852	3,578
Wells Fargo Mortgage-Backed Securities Trust
4.209% due 04/25/2036 ~		92	89

Total Non-Agency Mortgage-Backed Securities (Cost $94,594)			95,390

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
3.481% due 05/25/2034 •		1,552	1,541
3.481% due 07/25/2035 •		500	504
4.381% due 05/25/2034 •		406	394
Ameriquest Mortgage Securities Trust
2.896% due 03/25/2036 •		400	397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.421% due 01/25/2035 •		4,558	4,547
Asset-Backed Funding Certificates Trust
3.506% due 06/25/2037 •		57	48
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •		846	541
4.569% due 10/25/2037 Ø		945	977
Countrywide Asset-Backed Certificates
2.646% due 06/25/2035 •		2,429	2,206
2.646% due 08/25/2037 ^•		1,508	1,411
2.646% due 06/25/2047 ^•		684	620
2.656% due 01/25/2037 •		2,014	1,951
2.686% due 11/25/2047 ^•		2,666	2,188
2.706% due 06/25/2037 ^•		1,991	1,794
2.706% due 06/25/2047 ^•		1,957	1,731
2.746% due 03/25/2036 •		1,529	1,366
2.836% due 07/25/2036 •		462	435
Countrywide Asset-Backed Certificates Trust
2.636% due 04/25/2046 •		2,290	2,156
2.656% due 02/25/2037 •		169	169
2.666% due 03/25/2037 •		436	432
2.766% due 09/25/2046 •		5,600	5,285
First Franklin Mortgage Loan Trust
2.616% due 12/25/2037 •		14,941	12,883
GE-WMC Asset-Backed Pass-Through Certificates
2.756% due 12/25/2035 •		4,599	4,577
GSAMP Trust
4.156% due 10/25/2034 •		363	352
Home Equity Loan Trust
2.666% due 04/25/2037 •		2,332	2,322
JPMorgan Mortgage Acquisition Trust
2.596% due 07/25/2036 •		1,790	1,053
2.641% due 07/25/2036 •		3,104	2,506
2.766% due 06/25/2037 •		5,600	5,503
MASTR Asset-Backed Securities Trust
2.746% due 08/25/2036 •		3,691	1,989
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 09/25/2036 •		155	90
2.636% due 10/25/2036 •		509	482
2.746% due 06/25/2036 •		3,402	2,318
2.756% due 03/25/2037 •		1,418	749
3.436% due 03/25/2035 •		587	591
NovaStar Mortgage Funding Trust
2.676% due 11/25/2036 •		8,592	3,912
Popular ABS Mortgage Pass-Through Trust
2.756% due 06/25/2047 ^•		2,244	2,184
Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 ^Ø		2,283	1,347
Residential Asset Mortgage Products Trust
2.726% due 12/25/2036 •		8,872	8,655
3.126% due 07/25/2034 •		8,791	7,012
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •		864	773
Securitized Asset-Backed Receivables LLC Trust
2.756% due 05/25/2036 •		2,112	1,346
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	449	513
Soundview Home Loan Trust
2.616% due 02/25/2037 •		$518	198
2.656% due 06/25/2036 •		162	161
2.666% due 11/25/2036 •		421	411
Specialty Underwriting & Residential Finance Trust
3.481% due 12/25/2035 •		1,602	1,594
SpringCastle America Funding LLC
3.050% due 04/25/2029		8,488	8,417
Structured Asset Securities Corp. Mortgage Loan Trust
2.736% due 01/25/2037 •		4,253	3,104
2.846% due 02/25/2036 •		2,105	2,109

Structured Asset Securities Corp. Trust
2.966% due 09/25/2035 •		5,100	4,825

Total Asset-Backed Securities (Cost $100,931)			112,669

SOVEREIGN ISSUES 4.1%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		3,750	2,069
5.875% due 01/11/2028		1,800	1,301
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	6,221	159
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		2,054	55
59.257% (ARLLMONP) due 06/21/2020 ~(a)		109,220	3,124
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	13,570	3,931
6.000% due 05/15/2055		10,414	3,165
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	2,948
Israel Government International Bond
4.125% due 01/17/2048		700	687
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	967,747	9,112
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,300	696
6.350% due 08/12/2028		8,950	2,793
8.200% due 08/12/2026		4,050	1,412
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	993
4.500% due 04/17/2030		800	797
5.000% due 04/17/2049		550	531

Total Sovereign Issues (Cost $39,217)			33,773

SHORT-TERM INSTRUMENTS 11.2%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		900	900

REPURCHASE AGREEMENTS (h) 0.0%
			210

ARGENTINA TREASURY BILLS 0.1%
(2.422)% due 02/22/2019 - 06/28/2019 (b)(c)	ARS	19,285	541

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (c)(d)	EUR	2,400	2,746

JAPAN TREASURY BILLS 10.7%
(0.263)% due 01/09/2019 - 01/21/2019 (b)(c)	JPY	9,780,000	89,233

Total Short-Term Instruments (Cost $91,176)			93,630

Total Investments in Securities (Cost $1,015,087)			1,018,336

	SHARES
INVESTMENTS IN AFFILIATES 15.3%
SHORT-TERM INSTRUMENTS 15.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%
PIMCO Short Asset Portfolio		12,674,925	125,760
PIMCO Short-Term Floating NAV Portfolio III		91,523	905

Total Short-Term Instruments (Cost $127,655)			126,665

Total Investments in Affiliates (Cost $127,655)			126,665

Total Investments 137.9% (Cost $1,142,742)			$1,145,001
Financial Derivative Instruments (j)(l) (1.5)% (Cost or Premiums, net $(1,646))			(12,509)
Other Assets and Liabilities, net (36.4)%			(302,134)

Net Assets 100.0%			$830,358

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$210	U.S. Treasury Notes 2.875% due 09/30/2023	$(214)	$210	$210

Total Repurchase Agreements						$(214)	$210	$210

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.950%	12/28/2018	01/04/2019	$(1,670)	$(1,671)
CIB	2.560	11/16/2018	01/15/2019	(11,505)	(11,544)
GRE	2.800	12/27/2018	01/28/2019	(6,851)	(6,854)
RCY	2.470	10/22/2018	01/22/2019	(15,597)	(15,674)
	2.680	12/11/2018	01/14/2019	(2,824)	(2,829)
SCX	2.810	12/13/2018	01/14/2019	(33,010)	(33,061)

Total Reverse Repurchase Agreements					$(71,633)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.420%	10/17/2018	01/17/2019	$(39,338)	$(39,543)

Total Sale-Buyback Transactions					$(39,543)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$2,900	$(3,032)	$(3,036)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	6,400	(5,340)	(5,291)

Total Short Sales (1.0)%					$(8,372)	$(8,327)

(i)	Securities with an aggregate market value of $112,040 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(135,848) at a weighted average interest rate of 2.028%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(43) of deferred price drop.
(4)	Payable for short sales includes $(20) of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$133.500	02/22/2019	692	$692	$6	$1
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	135.500	02/22/2019	16	16	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	136.500	02/22/2019	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	137.500	02/22/2019	103	103	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.000	02/22/2019	222	222	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	181	181	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	254	254	2	2

Total Purchased Options					$13	$3

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	332	$332	$(54)	$(16)

Total Written Options					$(54)	$(16)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	3,318	$807,021	$(920)	$0	$0
90-Day Eurodollar September Futures	09/2020	591	144,123	579	44	0
Euro-Bobl March Futures	03/2019	144	21,864	50	0	(5)
Euro-Bund 10-Year Bond March Futures	03/2019	56	10,493	122	0	(12)
U.S. Treasury 5-Year Note March Futures	03/2019	289	33,145	236	72	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	483	77,597	2,180	287	0
United Kingdom Long Gilt March Futures	03/2019	209	32,811	253	107	(35)

				$2,500	$510	$(52)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	3,318	$(808,306)	$(2,463)	$0	$(166)
90-Day Eurodollar September Futures	09/2021	591	(144,130)	(707)	0	(81)
Australia Government 10-Year Bond March Futures	03/2019	175	(16,354)	(165)	0	(78)
U.S. Treasury 2-Year Note March Futures	03/2019	103	(21,868)	(151)	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2019	813	(99,199)	(2,357)	0	(318)
U.S. Treasury 30-Year Bond March Futures	03/2019	482	(70,372)	(1,405)	0	(226)

				$(7,248)	$0	$(883)

Total Futures Contracts				$(4,748)	$510	$(935)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$249,100	$(5,310)	$2,602	$(2,708)	$0	$(87)

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	74,900	$(9)	$(837)	$(846)	$0	$(7)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	6,900	(131)	207	76	0	(36)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		$576,000	17	(1,441)	(1,424)	49	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		203,300	2,056	(484)	1,572	27	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		18,800	(87)	228	141	1	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		64,900	(375)	124	(251)	0	(12)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		269,600	44	891	935	59	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		269,600	(9)	(1,137)	(1,146)	0	(116)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		119,500	0	3,190	3,190	221	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		51,100	(541)	820	279	100	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		15,800	0	309	309	31	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		71,300	(7)	(1,352)	(1,359)	0	(209)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		22,500	0	(436)	(436)	0	(66)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		31,600	2,341	(1,184)	1,157	0	(85)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		111,410	(1,376)	8,682	7,306	0	(357)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	448	(85)	363	0	(36)
Pay(4)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		54,500	0	1,257	1,257	110	0
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		56,900	0	(1,236)	(1,236)	0	(229)
Pay(4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		63,300	(221)	1,578	1,357	325	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		47,100	281	(1,469)	(1,188)	0	(287)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		17,700	0	(931)	(931)	0	(106)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		20,000	(33)	(874)	(907)	0	(121)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		7,100	0	(341)	(341)	0	(43)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	37,200	11	492	503	2	0
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		11,200	(175)	(133)	(308)	0	(10)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	296,000	625	430	1,055	0	(4)
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		307,600	53	437	490	20	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		11,500	321	(398)	(77)	0	(55)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		13,500	(104)	41	(63)	0	(66)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		11,700	3	(465)	(462)	0	(53)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,500	(50)	(764)	(814)	0	(93)
Receive(4)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		11,700	74	(474)	(400)	0	(44)
Receive(4)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		9,500	0	(378)	(378)	0	(36)
Pay(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	27,430,000	789	670	1,459	13	0
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		10,910,000	(232)	(934)	(1,166)	0	(35)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		3,820,000	8	324	332	12	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		6,100,000	355	559	914	20	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		340,000	0	(159)	(159)	0	(3)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		980,000	63	(352)	(289)	0	(9)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		480,000	2	(211)	(209)	0	(4)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		2,710,000	120	(1,103)	(983)	0	(25)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		740,000	164	184	348	0	(4)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	604	317	5	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,400	(3)	(92)	(95)	0	(8)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,400	7	136	143	14	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	11,400	(1)	(93)	(94)	86	0
Receive	UKRPI	3.593	Maturity	11/15/2028		2,200	0	18	18	17	0
Receive	UKRPI	3.595	Maturity	11/15/2028		2,000	0	17	17	15	0
Receive	UKRPI	3.603	Maturity	11/15/2028		1,800	0	18	18	14	0

							$4,141	$3,853	$7,994	$1,141	$(2,159)

Total Swap Agreements							$(1,169)	$6,455	$5,286	$1,141	$(2,246)

(k)

Securities with an aggregate market value of $14,410 and cash of $2,993 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	13,133		$9,863	$241	$0
	01/2019	GBP	1,196		1,531	6	0
	01/2019		$2,464	ARS	100,321	152	0
	01/2019		5,182	CAD	6,942	0	(95)
	02/2019		12,076	TRY	68,938	616	0
BPS	01/2019	ARS	118,784		$3,057	0	(40)
	01/2019	JPY	1,360,000		12,074	0	(337)
BRC	01/2019		118,300		1,068	0	(12)
CBK	01/2019	BRL	21,519		5,512	0	(40)
	01/2019	JPY	1,730,000		15,360	0	(426)
	01/2019	MXN	2,830		137	0	(7)
	01/2019	NZD	1,896		1,313	41	0
	01/2019		$5,554	BRL	21,520	0	(1)
	01/2019		2,074	CAD	2,729	0	(75)
	01/2019		397	DKK	2,600	2	0
	02/2019	EUR	5,126		$5,845	0	(49)
	03/2019		2,400		3,055	288	0
	03/2019	KRW	698,144		623	0	(6)
	04/2019	DKK	2,600		400	0	(2)
DUB	01/2019	BRL	21,519		5,554	1	0
	01/2019		$5,566	BRL	21,520	0	(14)
	02/2019	BRL	21,520		$5,556	13	0
GLM	01/2019	AUD	478		343	6	0
	01/2019	DKK	2,600		408	9	0
	01/2019	GBP	6,815		8,715	25	0
	01/2019	JPY	1,030,000		9,139	0	(265)
	02/2019	EUR	4,071		4,652	0	(29)
	02/2019		$3,415	TRY	19,767	224	0
	03/2019		210	HUF	58,982	2	0
	04/2019	CNY	36,965		$5,301	0	(71)
HUS	01/2019		$345	ARS	13,761	7	0
	01/2019		8,758	NOK	75,205	0	(57)
	02/2019		54	ARS	2,227	1	0
	01/2021	BRL	4,390		$677	0	(377)
IND	02/2019	EUR	5,501		6,275	0	(50)
JPM	01/2019	AUD	357		264	12	0
	01/2019	CAD	1,761		1,337	46	0
	01/2019	JPY	1,030,000		9,108	0	(295)
	02/2019	EUR	449		514	0	(2)
	02/2019	TRY	82,757		14,103	0	(1,133)
	02/2019		$10,016	CNH	69,751	138	0
	03/2019	EUR	9,761		$11,650	410	0
	11/2019	CNH	70,062		10,016	0	(180)
MYI	01/2019	CAD	2,796		2,124	76	0
RYL	01/2019		3,278		2,449	47	0
	01/2019	GBP	1,390		1,753	0	(20)
	04/2019		$5,219	CNH	36,395	79	0
SCX	02/2019		7,161		49,903	104	0
	11/2019	CNH	50,131		$7,161	0	(135)
SOG	01/2019	CAD	3,935		2,958	75	0
	01/2019	RUB	7,696		116	6	0
SSB	01/2019	JPY	4,630,000		40,980	0	(1,313)
	01/2019		$1,239	CAD	1,647	0	(32)
	02/2019		10,227	EUR	9,024	150	0
	03/2019	SGD	9,382		$6,866	0	(30)
	03/2019	TWD	274,239		8,967	0	(62)
	03/2019		$720	MYR	3,016	11	0
UAG	01/2019	JPY	1,154,600		$10,193	0	(345)
	03/2019		$1,089	HKD	8,499	0	(1)

Total Forward Foreign Currency Contracts						$2,788	$(5,501)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	3,910	$118	$3
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	3,751	34	4

							$152	$7

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$189,300	$700	$1,279
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	115,900	421	788
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	216,000	227	6
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	397,400	1,439	2,702
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	28,300	1,138	630
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	368,000	420	1,742

							$4,345	$7,147

Total Purchased Options							$4,497	$7,154

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$41,500	$(58)	$(24)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	41,600	(54)	(24)

						$(112)	$(48)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$2,932	$(35)	$(24)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		1,354	(16)	(11)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	7,820	(118)	(1)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	11,289	(232)	(91)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		7,503	(34)	(2)

							$(435)	$(129)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$189,300	$(906)	$(1,414)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	115,900	(563)	(900)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	43,200	(227)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	397,400	(1,868)	(3,095)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	205,400	(1,138)	(356)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	147,200	(420)	(1,603)

							$(5,122)	$(7,372)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (1)«	04/30/2019	$32,000	$(32)	$(31)

Total Written Options				$(5,701)	$(7,580)

Swap Agreements:

Credit Default Swaps on Corporate issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	1,000	$186	$(23)	$163	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		500	92	(10)	82	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		500	95	(13)	82	0

								$373	$(46)	$327	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$3,000	$402	$(252)	$150	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$24	$17	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	2,438,894	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2019	$277,473	$0	$(781)	$0	$(781)
JPM	Receive	RALVEIET Index	3,555,235	1-Month USD-LIBOR plus a specified spread	Maturity	10/17/2019	407,430	0	(7,113)	0	(7,113)
MEI	Receive	RALVEIET Index	1,140,573	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2019	151,470	0	(427)	0	(427)

								$0	$(8,321)	$0	$(8,321)

Total Swap Agreements								$768	$(8,595)	$494	$(8,321)

(m)

Securities with an aggregate market value of $17,854 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$86,451	$0	$86,451
Industrials	0	19,432	0	19,432
Utilities	0	8,953	0	8,953
Municipal Bonds & Notes
Illinois	0	863	0	863
U.S. Government Agencies	0	207,991	0	207,991
U.S. Treasury Obligations	0	359,184	0	359,184
Non-Agency Mortgage-Backed Securities	0	95,390	0	95,390
Asset-Backed Securities	0	112,669	0	112,669
Sovereign Issues	0	33,773	0	33,773
Short-Term Instruments
Certificates of Deposit	0	900	0	900
Repurchase Agreements	0	210	0	210
Argentina Treasury Bills	0	541	0	541
Greece Treasury Bills	0	2,746	0	2,746
Japan Treasury Bills	0	89,233	0	89,233
	$0	$1,018,336	$0	$1,018,336

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$126,665	$0	$0	$126,665

Total Investments	$126,665	$1,018,336	$0	$1,145,001

Short Sales, at Value - Liabilities
Sovereign Issues	0	(5,291)	0	(5,291)
U.S. Government Agencies	0	(3,036)	0	(3,036)
	$0	$(8,327)	$0	$(8,327)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	510	1,144	0	1,654
Over the counter	0	10,436	0	10,436
	$510	$11,580	$0	$12,090

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(935)	(2,262)	0	(3,197)
Over the counter	0	(21,371)	(31)	(21,402)

	$(935)	$(23,633)	$(31)	$(24,599)

Total Financial Derivative Instruments	$(425)	$(12,053)	$(31)	$(12,509)

Totals	$126,240	$997,956	$(31)	$1,124,165

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.3% ¤
CORPORATE BONDS & NOTES 19.2%
BANKING & FINANCE 12.6%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		$200	$189
Bank of America Corp.
2.650% due 04/01/2019		100	100
Barclays Bank PLC
10.179% due 06/12/2021		400	450
Barclays PLC
3.200% due 08/10/2021		800	778
4.009% (US0003M + 1.380%) due 05/16/2024 ~		400	381
4.610% due 02/15/2023 •		400	397
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	302
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		500	490
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		500	462
4.250% due 10/14/2021		1,300	1,272
Discover Bank
4.650% due 09/13/2028		400	391
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	114
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$200	199
3.754% (US0003M + 0.930%) due 09/24/2020 ~		400	393
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		700	703
Goldman Sachs Group, Inc.
3.637% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,305
3.786% (US0003M + 1.170%) due 11/15/2021 ~		300	299
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		200	197
3.908% (US0003M + 1.500%) due 01/05/2022 ~		300	303
4.292% due 09/12/2026 •		200	198
4.750% due 07/04/2029 •(f)	EUR	200	208
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		$400	391
3.411% (US0003M + 0.610%) due 06/18/2022 ~		400	396
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	198
4.550% due 08/16/2028		200	193
Morgan Stanley
3.875% due 04/29/2024		600	597
Nationwide Building Society
4.363% due 08/01/2024 •		200	196
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	96
3.086% (US0003M + 0.650%) due 07/13/2022 ~		300	291
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		300	298
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		400	392
WPC Eurobond BV
2.250% due 04/09/2026	EUR	500	566

			12,745

INDUSTRIALS 3.6%
Bacardi Ltd.
4.700% due 05/15/2028		$200	193
BAT Capital Corp.
2.764% due 08/15/2022		100	95
3.496% (US0003M + 0.880%) due 08/15/2022 ~		200	196
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		600	590
4.908% due 07/23/2025		400	398
CNPC General Capital Ltd.
2.750% due 05/14/2019		700	700
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		600	599

INEOS Finance PLC
2.125% due 11/15/2025	EUR	400	423
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		$300	298
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		190	187

			3,679

UTILITIES 3.0%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		100	100
3.488% (US0003M + 0.750%) due 06/01/2021 ~		700	696
3.956% (US0003M + 1.180%) due 06/12/2024 ~		500	485
BellSouth LLC
4.333% due 04/26/2021		800	803
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		300	299
Petrobras Global Finance BV
5.299% due 01/27/2025		531	508
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~		200	194

			3,085

Total Corporate Bonds & Notes (Cost $19,824)			19,509

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
2.375% due 07/25/2037 •		12	11
Fannie Mae, TBA
3.500% due 02/01/2049		15,200	15,193
4.000% due 01/01/2049 - 02/01/2049		10,100	10,299
Freddie Mac
2.855% due 11/15/2043 •		307	308
Ginnie Mae, TBA
5.000% due 02/01/2049		500	520

Total U.S. Government Agencies (Cost $25,978)			26,331

U.S. TREASURY OBLIGATIONS 26.3%
U.S. Treasury Bonds
3.000% due 08/15/2048		100	100
4.375% due 05/15/2040 (k)		1,100	1,353
4.625% due 02/15/2040		1,200	1,523
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (i)		854	831
0.125% due 01/15/2022		1,788	1,736
0.125% due 04/15/2022		3,847	3,723
0.125% due 07/15/2022 (k)		2,199	2,137
0.125% due 07/15/2024		3,408	3,269
0.375% due 07/15/2023		2,717	2,657
0.375% due 01/15/2027 (k)		105	100
0.375% due 07/15/2027 (k)		103	98
0.500% due 01/15/2028		103	98
0.625% due 01/15/2026 (i)		639	622
0.750% due 07/15/2028 (k)		1,511	1,480
1.000% due 02/15/2048		1,231	1,169
2.375% due 01/15/2025		2,817	3,047
U.S. Treasury Notes
2.250% due 02/15/2027 (k)		300	291
2.250% due 08/15/2027 (k)		2,600	2,519

Total U.S. Treasury Obligations (Cost $27,401)			26,753

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Investment Trust
6.500% due 03/25/2047 Ø		808	773
BCAP LLC Trust
2.716% due 05/25/2047 •		193	177
5.250% due 04/26/2037		496	412
Bear Stearns Adjustable Rate Mortgage Trust
4.291% due 01/25/2034 ~		61	59
4.368% due 02/25/2034 ~		167	170
Bear Stearns ALT-A Trust
4.463% due 11/25/2036 ~		349	321
Bear Stearns Mortgage Funding Trust
2.676% due 06/25/2047 •		81	76
2.686% due 10/25/2036 •		459	424
Citigroup Commercial Mortgage Trust
1.800% due 09/10/2045 ~(a)		669	33
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •		18	19
Countrywide Alternative Loan Trust
2.716% due 07/25/2046 •		460	436

2.726% due 08/25/2047 •		628	621
2.786% due 12/25/2035 •		24	24
3.006% due 12/25/2035 ^•		104	75
3.306% due 08/25/2035 •		661	456
6.000% due 01/25/2037 ^		477	396
6.250% due 08/01/2036		532	458
Countrywide Home Loan Mortgage Pass-Through Trust
3.587% due 02/20/2036 ~		460	371
3.943% due 10/20/2035 ~		209	185
4.290% due 11/25/2034 ~		16	16
4.667% due 02/20/2036 ^•		343	312
4.696% due 10/19/2032 ~		10	10
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		59	58
Credit Suisse First Boston Mortgage Securities Corp.
3.156% due 11/25/2031 •		45	40
IndyMac Mortgage Loan Trust
3.649% due 05/25/2036 ^~		113	101
4.238% due 06/25/2035 ^~		190	181
JPMorgan Mortgage Trust
4.284% due 08/25/2036 ^~		23	21
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •		8	7
Merrill Lynch Alternative Note Asset Trust
2.706% due 03/25/2037 •		3,225	1,377
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		1	1
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		468	396
Puma
2.743% due 10/18/2045 •	AUD	163	114
2.800% due 05/13/2045 •		162	114
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		$19	19
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		23	22
WaMu Mortgage Pass-Through Certificates Trust
3.157% due 02/25/2046 •		42	42
Washington Mutual Mortgage Pass-Through Certificates Trust
2.907% due 02/25/2047 ^•		813	721
Wells Fargo Mortgage-Backed Securities Trust
4.127% due 03/25/2035 ~		290	294

Total Non-Agency Mortgage-Backed Securities (Cost $9,712)			9,332

ASSET-BACKED SECURITIES 20.0%
ACE Securities Corp. Home Equity Loan Trust
3.126% due 02/25/2036 ^•		441	414
Americredit Automobile Receivables Trust
2.429% due 08/19/2019		416	415
Bear Stearns Asset-Backed Securities Trust
2.956% due 08/25/2036 •		248	242
3.710% due 01/25/2035 •		13	13
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •		272	208
2.666% due 12/25/2036 •		175	112
Countrywide Asset-Backed Certificates
2.636% due 12/25/2036 ^•		1,986	1,828
2.646% due 08/25/2037 ^•		416	389
2.646% due 06/25/2047 ^•		635	575
2.746% due 04/25/2037 •		844	660
2.756% due 06/25/2047 •		300	279
3.226% due 02/25/2036 •		23	23
GSAMP Trust
2.636% due 12/25/2046 •		577	378
2.646% due 06/25/2036 •		442	432
2.656% due 09/25/2036 •		1,356	650
4.156% due 10/25/2034 •		84	82
HSI Asset Securitization Corp. Trust
2.616% due 12/25/2036 •		1,616	587
JPMorgan Mortgage Acquisition Corp.
3.211% due 09/25/2035 •		239	233
Long Beach Mortgage Loan Trust
3.066% due 09/25/2034 •		312	315
MASTR Asset-Backed Securities Trust
2.746% due 08/25/2036 •		913	492
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 09/25/2036 •		34	20
2.636% due 10/25/2036 •		117	111
Navient Private Education Loan Trust
3.155% due 09/16/2024 •		107	107
Option One Mortgage Loan Trust
2.726% due 01/25/2037 •		146	93
Popular ABS Mortgage Pass-Through Trust
2.756% due 06/25/2047 ^•		528	514

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		2,500	1,361
Residential Asset Mortgage Products Trust
2.846% due 03/25/2036 •		2,700	2,605
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •		199	178
2.676% due 11/25/2036 •		641	536
2.946% due 12/25/2035 •		700	670
Santander Drive Auto Receivables Trust
2.629% due 11/15/2019		914	913
Securitized Asset-Backed Receivables LLC Trust
2.986% due 10/25/2035 •		700	613
Soundview Home Loan Trust
2.666% due 11/25/2036 •		91	89
Specialty Underwriting & Residential Finance Trust
3.481% due 12/25/2035 •		374	372
SpringCastle America Funding LLC
3.050% due 04/25/2029		474	470
Structured Asset Securities Corp. Mortgage Loan Trust
2.686% due 05/25/2047 •		1,980	1,920
WaMu Asset-Backed Certificates WaMu Trust
2.656% due 01/25/2037 •		1,722	1,392

Total Asset-Backed Securities (Cost $19,865)			20,291

SOVEREIGN ISSUES 5.8%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		700	386
5.875% due 01/11/2028		300	217
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	452	12
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		198	5
59.257% (ARLLMONP) due 06/21/2020 ~(a)		8,260	236
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	2,525	731
6.000% due 05/15/2055		1,893	575
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	272,179	2,563
Peru Government International Bond
5.940% due 02/12/2029	PEN	300	91
6.350% due 08/12/2028		2,050	640
8.200% due 08/12/2026		100	35
Saudi Government International Bond
4.000% due 04/17/2025		$200	199
4.500% due 04/17/2030		200	199

Total Sovereign Issues (Cost $6,515)			5,889

SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		500	500
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		400	400

			900

REPURCHASE AGREEMENTS (g) 0.5%			462

ARGENTINA TREASURY BILLS 0.0%
(3.492)% due 01/31/2019 - 06/28/2019 (b)(c)	ARS	1,725	50

GREECE TREASURY BILLS 0.5%
1.267% due 03/15/2019 (c)(d)	EUR	400	457

Total Short-Term Instruments (Cost $1,903)			1,869

Total Investments in Securities (Cost $111,198)			109,974

	SHARES
INVESTMENTS IN AFFILIATES 20.3%
SHORT-TERM INSTRUMENTS 20.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%
PIMCO Short-Term Floating NAV Portfolio III		2,088,998	20,648

Total Short-Term Instruments (Cost $20,641)	20,648

Total Investments in Affiliates (Cost $20,641)	20,648

Total Investments 128.6% (Cost $131,839)	$130,622
Financial Derivative Instruments (h)(j) (3.6)% (Cost or Premiums, net $1,862)	(3,707)
Other Assets and Liabilities, net (25.0)%	(25,347)

Net Assets 100.0%	$101,568

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$257	U.S. Treasury Notes 2.875% due 09/30/2023	$(265)	$257	$257
JPS	3.300	12/31/2018	01/02/2019	205	U.S. Treasury Notes 2.875% due 08/15/2028	(206)	205	205

Total Repurchase Agreements						$(471)	$462	$462

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
U.S. Government Agencies (0.5)%
Fannie Mae, TBA	5.000%	02/01/2049		$500	$(523)	$(523)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	2.875	08/15/2028		200	(202)	(206)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	700	(584)	(579)

Total Short Sales (1.3)%					$(1,309)	$(1,308)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $4 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(225) at a weighted average interest rate of 2.350%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	73	$73	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	109.000	02/22/2019	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.500	02/22/2019	44	44	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	141	141	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.750	02/22/2019	134	134	1	2
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.250	02/22/2019	59	59	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.750	02/22/2019	14	14	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	121.000	02/22/2019	78	78	1	1

Total Purchased Options					$5	$3

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	445	$108,235	$211	$0	$0
90-Day Eurodollar September Futures	09/2020	53	12,925	53	4	0
Euro-Bobl March Futures	03/2019	6	911	2	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	8	1,499	13	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2019	278	33,920	827	108	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	54	8,675	148	32	0
United Kingdom Long Gilt March Futures	03/2019	1	157	1	1	0

				$1,255	$145	$(2)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	445	$(108,408)	$(738)	$0	$(22)
90-Day Eurodollar September Futures	09/2021	53	(12,925)	(62)	0	(7)
Australia Government 10-Year Bond March Futures	03/2019	20	(1,869)	(23)	0	(9)
U.S. Treasury 2-Year Note March Futures	03/2019	68	(14,437)	(99)	0	(10)
U.S. Treasury 5-Year Note March Futures	03/2019	350	(40,141)	(552)	0	(88)
U.S. Treasury 30-Year Bond March Futures	03/2019	62	(9,052)	(194)	0	(29)

				$(1,668)	$0	$(165)

Total Futures Contracts				$(413)	$145	$(167)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$1,300	$(22)	$(7)	$(29)	$0	$(2)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	6,300	(31)	(6)	(37)	0	(2)

					$(53)	$(13)	$(66)	$0	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	13,800	$(2)	$(154)	$(156)	$0	$(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	700	(16)	24	8	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		$1,400	0	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		13,200	133	(31)	102	2	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		5,200	(30)	10	(20)	0	(1)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		36,600	3	124	127	8	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		36,400	(5)	(150)	(155)	0	(16)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		46,900	0	1,252	1,252	87	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		19,500	(25)	11	(14)	27	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		3,600	175	27	202	0	(8)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		19,700	(1)	(374)	(375)	0	(58)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		6,500	0	(126)	(126)	0	(19)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		19,400	1,115	(403)	712	0	(52)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		7,000	(6)	16	10	0	(10)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,600	(53)	223	170	0	(8)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	45	27	72	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,600	106	(37)	69	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		6,200	333	(98)	235	0	(23)
Pay(4)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		7,400	16	155	171	15	0
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,500	0	(76)	(76)	0	(14)
Pay(4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		8,200	(36)	212	176	42	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		6,100	44	(198)	(154)	0	(37)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,900	188	(45)	143	0	(10)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		4,000	(7)	(203)	(210)	0	(24)
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		300	0	(9)	(9)	0	(2)
Receive(4)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	15	15	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	500	8	(10)	(2)	0	(1)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		3,000	5	35	40	0	0
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		700	(11)	(8)	(19)	0	(1)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	27,000	22	74	96	0	0
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		27,000	8	35	43	2	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		1,800	(15)	(49)	(64)	0	(1)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		700	11	(16)	(5)	0	(3)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		1,400	(14)	(41)	(55)	0	(6)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		700	(14)	(14)	(28)	0	(3)
Receive(4)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		1,100	(8)	(30)	(38)	0	(4)
Receive(4)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		1,800	0	(72)	(72)	0	(7)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		300	(2)	(18)	(20)	0	(3)
Pay(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	3,680,000	91	105	196	2	0
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		1,470,000	(9)	(148)	(157)	0	(5)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		1,080,000	2	92	94	3	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		140,000	0	21	21	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		90,000	0	(42)	(42)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		260,000	17	(94)	(77)	0	(2)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		140,000	0	(61)	(61)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		130,000	0	(47)	(47)	0	(1)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		110,000	30	22	52	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	300	0	(12)	(12)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	17	18	2	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	3,000	0	(25)	(25)	22	0
Receive	UKRPI	3.593	Maturity	11/15/2028		600	0	5	5	5	0
Receive	UKRPI	3.603	Maturity	11/15/2028		500	0	5	5	4	0

							$2,099	$(88)	$2,011	$221	$(350)

Total Swap Agreements							$2,046	$(101)	$1,945	$221	$(354)

(i)	Securities with an aggregate market value of $961 and cash of $1,003 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	1,796		$1,349	$33	$0
	01/2019		$188	ARS	7,644	12	0
	01/2019		561	CAD	752	0	(10)
	02/2019	NOK	1,370		$162	4	0
	02/2019		$2,448	NOK	20,745	0	(44)
	02/2019		2,598	TRY	14,833	133	0
	02/2019	ZAR	369		$27	1	0
	04/2019	CNY	258		37	0	0
BPS	01/2019	JPY	360,000		3,196	0	(89)
	03/2019	TRY	671		121	0	(2)
BRC	01/2019	MXN	13,277		642	0	(33)
	02/2019	NOK	1,225		143	1	0
CBK	01/2019	BRL	4,230		1,083	0	(8)
	01/2019	EUR	388		441	0	(4)
	01/2019	GBP	709		904	0	(1)
	01/2019	JPY	473,700		4,208	0	(115)
	01/2019		$1,092	BRL	4,230	0	0
	01/2019		320	CAD	421	0	(12)
	03/2019	EUR	400		$509	48	0
	03/2019	KRW	517,862		462	0	(4)
	03/2019	SGD	170		124	0	(1)
DUB	01/2019	BRL	4,230		1,092	0	0
	01/2019		$1,099	BRL	4,230	0	(7)
	02/2019	BRL	4,230		$1,096	7	0
FBF	03/2019		$42	KRW	46,507	0	0
	04/2019	CNH	4,265		$608	0	(13)
GLM	01/2019	EUR	225		257	0	(1)
	01/2019	GBP	125		158	0	(1)
	01/2019	JPY	415,000		3,682	0	(107)
	01/2019	MXN	770		37	0	(2)
	01/2019		$146	EUR	128	0	0
	02/2019	NOK	355		$41	0	0
	02/2019	ZAR	418		29	0	0
	03/2019		$164	TWD	5,005	1	0
	04/2019		589	CNY	4,104	8	0
HUS	01/2019	CAD	209		$156	3	0
	01/2019	TRY	185		34	0	(1)
	01/2019		$183	CAD	242	0	(6)
	01/2019		121	JPY	13,700	4	0
	02/2019		152	NOK	1,295	0	(2)
	03/2019	TWD	4,910		$161	0	(1)
	03/2019		$992	SGD	1,358	6	0
	03/2019		1,210	TWD	36,863	4	0
	01/2021	BRL	1,010		$156	0	(87)
IND	01/2019	JPY	320,800		2,830	0	(98)
JPM	01/2019	AUD	369		272	12	0
	01/2019	CAD	338		257	9	0
	01/2019		$247	MXN	5,039	9	0
	02/2019	NOK	9,565		$1,124	16	0
	02/2019	TRY	13,372		2,233	0	(229)
	03/2019	EUR	1,305		1,558	55	0
MYI	01/2019	CAD	430		327	12	0
NGF	02/2019		$2,766	CNH	19,268	39	0
	11/2019	CNH	19,356		$2,766	0	(51)
RBC	03/2019	KRW	42,564		38	0	0
RYL	01/2019	CAD	335		250	5	0
	03/2019		$125	KRW	140,431	1	0
SCX	02/2019		1,978	CNH	13,784	29	0
	11/2019	CNH	13,847		$1,978	0	(37)
SOG	01/2019	CAD	445		335	8	0
	01/2019	RUB	1,044		15	0	0
	01/2019		$10,974	JPY	1,235,000	297	0
SSB	01/2019		243	CAD	323	0	(6)
	03/2019	SGD	2,500		$1,829	0	(8)
	03/2019	TWD	73,744		2,411	0	(17)
UAG	03/2019		$36	KRW	40,418	0	0

Total Forward Foreign Currency Contracts						$757	$(997)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	1,110	$33	$1
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	1,074	10	1

							$43	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$52,400	$194	$354
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	32,100	117	218
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	27,000	28	1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	109,900	398	747
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	5,100	205	114
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	98,800	113	468

							$1,055	$1,902

Total Purchased Options							$1,098	$1,904

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$831	$(10)	$(6)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		384	(5)	(3)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	2,220	(33)	0
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	3,129	(64)	(25)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		2,147	(10)	(1)

							$(122)	$(35)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$52,400	$(251)	$(391)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	32,100	(156)	(249)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	5,400	(28)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	109,900	(516)	(856)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	37,300	(207)	(65)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	39,500	(113)	(430)

							$(1,271)	$(1,992)

Total Written Options							$(1,393)	$(2,027)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$800	$107	$(67)	$40	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	6,500	$(1)	$3	$2	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	RALVEIUT Index	318,509	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	48,748	$0	$(1,823)	$0	$(1,823)
	Receive	RALVEIUT Index	9,354	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2019	16,367	0	(26)	0	(26)
SOG	Receive	RALVEIUT Index	247,066	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	37,813	0	(1,385)	0	(1,385)

								$0	$(3,234)	$0	$(3,234)

Total Swap Agreements								$106	$(3,298)	$42	$(3,234)

(k)

Securities with an aggregate market value of $5,129 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,745	$0	$12,745
Industrials	0	3,679	0	3,679
Utilities	0	3,085	0	3,085
U.S. Government Agencies	0	26,331	0	26,331
U.S. Treasury Obligations	0	26,753	0	26,753
Non-Agency Mortgage-Backed Securities	0	9,332	0	9,332
Asset-Backed Securities	0	20,291	0	20,291
Sovereign Issues	0	5,889	0	5,889
Short-Term Instruments
Certificates of Deposit	0	900	0	900
Repurchase Agreements	0	462	0	462
Argentina Treasury Bills	0	50	0	50
Greece Treasury Bills	0	457	0	457
	$0	$109,974	$0	$109,974

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,648	$0	$0	$20,648

Total Investments	$20,648	$109,974	$0	$130,622

Short Sales, at Value - Liabilities
Sovereign Issues	0	(579)	0	(579)
U.S. Government Agencies	0	(523)	0	(523)
U.S. Treasury Obligations	0	(206)	0	(206)
	$0	$(1,308)	$0	$(1,308)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	145	224	0	369
Over the counter	0	2,703	0	2,703
	$145	$2,927	$0	$3,072

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(167)	(354)	0	(521)
Over the counter	0	(6,258)	0	(6,258)

	$(167)	$(6,612)	$0	$(6,779)

Total Financial Derivative Instruments	$(22)	$(3,685)	$0	$(3,707)

Totals	$20,626	$104,981	$0	$125,607

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.530% due 04/30/2025		$1,365	$1,313

Total Loan Participations and Assignments (Cost $1,364)			1,313

CORPORATE BONDS & NOTES 15.6%
BANKING & FINANCE 11.8%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		500	474
Bank of America Corp.
2.650% due 04/01/2019		4,500	4,495
Barclays Bank PLC
10.179% due 06/12/2021		300	337
Barclays PLC
3.200% due 08/10/2021		2,100	2,041
4.009% (US0003M + 1.380%) due 05/16/2024 ~		1,400	1,334
4.610% due 02/15/2023 •		1,000	992
6.500% due 09/15/2019 •(f)	EUR	800	896
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,720
Citigroup, Inc.
3.200% due 10/21/2026		600	555
3.761% (US0003M + 1.023%) due 06/01/2024 ~		1,400	1,372
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)	EUR	400	471
6.875% due 03/19/2020		400	496
Credit Suisse Group AG
4.016% (US0003M + 1.240%) due 06/12/2024 ~		$2,700	2,661
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	596
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,755
4.250% due 10/14/2021		1,500	1,468
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	571
Ford Motor Credit Co. LLC
3.448% due 08/12/2019 •		$600	598
3.754% (US0003M + 0.930%) due 09/24/2020 ~		1,000	982
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		5,100	5,121
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,896
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		600	591
3.400% due 03/08/2021		800	798
3.640% (US0003M + 1.000%) due 05/18/2024 ~		200	195
3.908% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,314
5.875% due 09/28/2026 •(f)	GBP	400	489
6.250% due 03/23/2023 •(f)(g)		$600	563
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		1,000	978
3.411% (US0003M + 0.610%) due 06/18/2022 ~		1,300	1,286
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		1,100	1,089
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		900	891
4.050% due 08/16/2023		500	494
4.550% due 08/16/2028		500	482
7.000% due 06/27/2019 •(f)	GBP	400	511
7.500% due 09/27/2025 •(f)(g)		$200	194
Morgan Stanley
5.500% due 01/26/2020		3,500	3,580
Nationwide Building Society
3.766% due 03/08/2024 •		800	771
4.363% due 08/01/2024 •		700	686
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		700	669
4.519% due 06/25/2024 •		400	393
7.500% due 08/10/2020 •(f)(g)		500	496
8.000% due 08/10/2025 •(f)(g)		100	100
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		700	696

SL Green Realty Corp.
4.500% due 12/01/2022	1,300	1,317
UBS AG
7.625% due 08/17/2022 (g)	1,900	2,028
UniCredit SpA
7.830% due 12/04/2023	1,750	1,833
Wells Fargo & Co.
2.625% due 07/22/2022	600	579

		54,854

INDUSTRIALS 2.0%
AbbVie, Inc.
2.900% due 11/06/2022	100	97
3.200% due 11/06/2022	100	99
Allergan Sales LLC
4.875% due 02/15/2021	465	477
BAT Capital Corp.
2.764% due 08/15/2022	500	473
3.496% (US0003M + 0.880%) due 08/15/2022 ~	900	883
Charter Communications Operating LLC
4.464% due 07/23/2022	600	606
CNPC General Capital Ltd.
2.750% due 05/14/2019	1,200	1,199
CVS Health Corp.
3.500% due 07/20/2022	100	99
Hyundai Capital America
2.500% due 03/18/2019	1,200	1,198
Keurig Dr Pepper, Inc.
4.417% due 05/25/2025	400	399
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	800	795
Sands China Ltd.
5.125% due 08/08/2025	1,100	1,091
5.400% due 08/08/2028	700	678
SASOL Financing USA LLC
5.875% due 03/27/2024	300	300
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	980	966

		9,360

UTILITIES 1.8%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	2,400	2,393
3.488% (US0003M + 0.750%) due 06/01/2021 ~	2,100	2,088
3.956% (US0003M + 1.180%) due 06/12/2024 ~	1,400	1,359
Petrobras Global Finance BV
5.299% due 01/27/2025	212	203
Verizon Communications, Inc.
3.376% due 02/15/2025	1,479	1,437
3.716% (US0003M + 1.100%) due 05/15/2025 ~	600	582

		8,062

Total Corporate Bonds & Notes (Cost $73,154)		72,276

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	220
7.750% due 01/01/2042	550	590

		810

RHODE ISLAND 0.2%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
3.049% (US0001M + 0.700%) due 10/02/2028 ~	881	876

Total Municipal Bonds & Notes (Cost $1,617)		1,686

U.S. GOVERNMENT AGENCIES 30.6%
Fannie Mae
2.375% due 07/25/2037 •	576	566
3.500% due 04/01/2029	73	74
Fannie Mae, TBA
3.500% due 02/01/2049	80,600	80,564
4.000% due 01/01/2049 - 02/01/2049	42,600	43,410
Freddie Mac
2.855% due 11/15/2043 •	13,643	13,677
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045	1,881	1,896

Ginnie Mae, TBA
5.000% due 02/01/2049	1,800	1,871

Total U.S. Government Agencies (Cost $140,914)		142,058

U.S. TREASURY OBLIGATIONS 32.0%
U.S. Treasury Bonds
2.750% due 08/15/2047 (i)	900	854
3.000% due 08/15/2048	300	299
4.375% due 05/15/2040 (i)	7,700	9,470
4.625% due 02/15/2040 (i)(m)	5,600	7,110
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (m)	2,561	2,492
0.125% due 01/15/2022 (k)(m)	5,475	5,315
0.125% due 04/15/2022	11,750	11,371
0.125% due 07/15/2022 (i)(k)	21,224	20,619
0.125% due 01/15/2023 (i)(k)	17,420	16,829
0.125% due 07/15/2024 (m)	1,491	1,430
0.250% due 01/15/2025	11,943	11,441
0.375% due 01/15/2027 (m)	2,764	2,627
0.500% due 01/15/2028	205	196
0.750% due 07/15/2028	6,649	6,514
1.000% due 02/15/2048 (m)	6,563	6,234
2.375% due 01/15/2025 (m)	4,025	4,353
2.500% due 01/15/2029	7,892	8,991
U.S. Treasury Notes
1.375% due 10/31/2020 (k)(m)	2,000	1,959
1.500% due 08/15/2026 (m)	3,100	2,862
1.875% due 09/30/2022 (i)(k)(m)	7,500	7,339
2.250% due 08/15/2027 (m)	900	872
2.375% due 05/15/2027 (i)	19,500	19,112
2.500% due 05/15/2024 (m)	500	499

Total U.S. Treasury Obligations (Cost $152,891)		148,788

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Assets Trust
2.696% due 10/25/2046 •	276	198
BCAP LLC Trust
2.716% due 05/25/2047 •	192	177
5.250% due 04/26/2037	1,487	1,236
Bear Stearns Adjustable Rate Mortgage Trust
4.368% due 02/25/2034 ~	167	170
Bear Stearns ALT-A Trust
4.287% due 01/25/2036 ~	254	251
Bear Stearns Mortgage Funding Trust
2.676% due 06/25/2047 •	619	581
2.686% due 10/25/2036 •	3,283	3,031
Citigroup Commercial Mortgage Trust
1.800% due 09/10/2045 ~(a)	14,716	736
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	41	41
Countrywide Alternative Loan Trust
3.306% due 08/25/2035 •	1,454	1,003
4.207% due 10/20/2035 •	1,340	1,026
Countrywide Home Loan Mortgage Pass-Through Trust
3.587% due 02/20/2036 ~	1,104	892
Downey Savings & Loan Association Mortgage Loan Trust
4.154% due 07/19/2044 ~	27	27
HarborView Mortgage Loan Trust
2.620% due 01/25/2047 •	422	406
4.463% due 07/19/2035 ^~	286	258
HomeBanc Mortgage Trust
2.776% due 10/25/2035 •	185	185
IndyMac Mortgage Loan Trust
2.986% due 04/25/2035 •	1,196	1,148
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	74	71
Merrill Lynch Alternative Note Asset Trust
2.616% due 03/25/2037 •	15,625	6,604
2.706% due 03/25/2037 •	14,516	6,594
Merrill Lynch Mortgage Investors Trust
4.121% due 04/25/2035 ~	433	419
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~	245	210
Prime Mortgage Trust
2.906% due 02/25/2034 •	27	26
RBSSP Resecuritization Trust
2.795% due 06/27/2036 •	1,300	1,218
Residential Asset Securitization Trust
5.500% due 08/25/2034	473	475
Structured Adjustable Rate Mortgage Loan Trust
4.282% due 04/25/2035 ~	59	57
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •	88	81

Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•	2,420	2,212
WaMu Mortgage Pass-Through Certificates Trust
2.816% due 01/25/2045 •	108	107
2.907% due 06/25/2047 •	2,132	2,046
3.600% due 06/25/2037 ^~	2,001	1,912
Washington Mutual Mortgage Pass-Through Certificates Trust
3.686% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
4.209% due 04/25/2036 ~	214	209
5.750% due 05/25/2036 ^	411	398

Total Non-Agency Mortgage-Backed Securities (Cost $37,815)		34,006

ASSET-BACKED SECURITIES 25.8%
ACE Securities Corp. Home Equity Loan Trust
3.406% due 08/25/2035 •	1,800	1,731
Argent Securities Trust
2.696% due 03/25/2036 •	2,871	2,569
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.886% due 02/25/2036 •	1,548	1,195
Bear Stearns Asset-Backed Securities Trust
2.616% due 02/25/2037 •	530	557
Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •	1,718	1,162
2.906% due 11/25/2046 •	1,222	1,191
Citigroup Mortgage Loan Trust, Inc.
2.766% due 03/25/2037 •	578	522
Countrywide Asset-Backed Certificates
2.646% due 05/25/2035 •	785	746
2.646% due 06/25/2035 •	2,405	2,185
2.646% due 05/25/2037 •	5,052	4,833
2.646% due 06/25/2037 •	3,232	3,038
2.646% due 08/25/2037 ^•	832	778
2.646% due 06/25/2047 ^•	342	310
2.706% due 06/25/2047 ^•	1,142	1,010
2.736% due 05/25/2037 •	6,000	5,643
2.996% due 02/25/2036 •	6,000	5,969
4.306% due 12/25/2033 •	113	113
Countrywide Asset-Backed Certificates Trust
3.306% due 08/25/2047 •	748	742
Ellington Loan Acquisition Trust
3.556% due 05/25/2037 •	3,535	3,533
First Franklin Mortgage Loan Trust
2.986% due 12/25/2035 •	238	238
GSAMP Trust
4.156% due 10/25/2034 •	190	184
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •	3,500	3,493
HSI Asset Securitization Corp. Trust
2.836% due 02/25/2036 •	2,385	2,219
JPMorgan Mortgage Acquisition Trust
2.646% due 10/25/2036 •	194	195
2.666% due 05/25/2036 •	127	128
2.766% due 06/25/2037 •	3,200	3,145
Long Beach Mortgage Loan Trust
2.656% due 05/25/2036 •	2,051	1,369
2.666% due 08/25/2036 •	2,148	1,142
MASTR Asset-Backed Securities Trust
2.746% due 08/25/2036 •	2,191	1,180
3.196% due 06/25/2035 •	501	502
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 09/25/2036 •	82	48
2.636% due 10/25/2036 •	294	278
2.736% due 09/25/2036 •	5,456	3,234
4.306% due 03/25/2034 •	420	369
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	5,305	5,307
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.656% due 07/25/2036 •	553	538
NovaStar Mortgage Funding Trust
2.676% due 11/25/2036 •	4,182	1,904
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	1,596	1,594
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •	5,000	5,001
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.496% due 09/25/2034 •	582	581
Popular ABS Mortgage Pass-Through Trust
2.756% due 06/25/2047 ^•	1,214	1,182
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø	5,982	3,255
Residential Asset Mortgage Products Trust
2.726% due 12/25/2035 •	2,123	1,861
2.846% due 03/25/2036 •	2,500	2,412
3.406% due 08/25/2034 •	750	751

Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •		447	400
2.746% due 11/25/2036 •		8,400	5,516
2.906% due 02/25/2036 •		1,000	952
2.926% due 10/25/2035 •		300	298
Securitized Asset-Backed Receivables LLC Trust
2.596% due 07/25/2036 •		4,096	1,936
2.756% due 05/25/2036 •		1,408	898
2.776% due 03/25/2036 •		424	391
3.466% due 01/25/2036 ^•		3,628	2,726
Seneca Park CLO Ltd.
3.569% due 07/17/2026 •		2,021	2,016
Soundview Home Loan Trust
2.616% due 02/25/2037 •		293	112
2.666% due 11/25/2036 •		220	214
Specialty Underwriting & Residential Finance Trust
3.481% due 08/25/2034 •		655	638
3.481% due 12/25/2035 •		854	850
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,418	2,398
Structured Asset Investment Loan Trust
2.636% due 07/25/2036 •		2,672	2,137
Structured Asset Securities Corp. Mortgage Loan Trust
2.736% due 05/25/2047 •		3,100	2,952
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		3,580	3,578
Symphony CLO Ltd.
3.466% due 10/15/2025 •		4,568	4,535
Telos CLO Ltd.
3.719% due 01/17/2027 •		3,000	3,000
WaMu Asset-Backed Certificates WaMu Trust
2.656% due 01/25/2037 •		1,107	895
Wells Fargo Home Equity Asset-Backed Securities Trust
3.006% due 12/25/2035 •		3,400	3,269

Total Asset-Backed Securities (Cost $112,432)			119,648

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		2,500	1,379
5.875% due 01/11/2028		1,200	867
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,702	44
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		633	17
59.257% (ARLLMONP) due 06/21/2020 ~(a)		30,984	886
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	8,836	2,560
6.000% due 05/15/2055		8,836	2,685
Israel Government International Bond
4.125% due 01/17/2048		$300	294
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	735,891	6,929
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	377
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,400	424
6.350% due 08/12/2028		5,550	1,732
8.200% due 08/12/2026		2,450	854
Saudi Government International Bond
4.000% due 04/17/2025		$600	596
4.500% due 04/17/2030		400	399
5.000% due 04/17/2049		350	338

Total Sovereign Issues (Cost $22,938)			20,381

SHORT-TERM INSTRUMENTS 5.9%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		600	600

REPURCHASE AGREEMENTS (h) 0.1%			653

ARGENTINA TREASURY BILLS 0.0%
(4.264)% due 01/31/2019 - 06/28/2019 (b)(c)	ARS	6,148	180

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (c)(d)	EUR	1,200	1,373

JAPAN TREASURY BILLS 5.4%
(0.221)% due 01/09/2019 - 01/15/2019 (b)(c)	JPY	2,740,000	24,999

Total Short-Term Instruments (Cost $27,020)			27,805

Total Investments in Securities (Cost $570,145)			567,961

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short Asset Portfolio	4,708,946	46,722
PIMCO Short-Term Floating NAV Portfolio III	3,853,913	38,092

Total Short-Term Instruments (Cost $85,224)		84,814

Total Investments in Affiliates (Cost $85,224)		84,814

Total Investments 140.6% (Cost $655,369)		$652,775
Financial Derivative Instruments (j)(l) (4.3)% (Cost or Premiums, net $7,739)		(19,987)
Other Assets and Liabilities, net (36.3)%		(168,465)

Net Assets 100.0%		$464,323

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$653	U.S. Treasury Notes 2.875% due 09/30/2023	$(669)	$653	$653

Total Repurchase Agreements						$(669)	$653	$653

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RCY	2.660%	12/04/2018	01/14/2019	$(2,205)	$(2,210)
	2.680	12/11/2018	01/14/2019	(22,957)	(22,994)
SCX	2.810	12/13/2018	01/14/2019	(7,565)	(7,577)
	2.820	12/13/2018	01/14/2019	(2,659)	(2,664)
	2.850	12/18/2018	01/17/2019	(5,918)	(5,925)

Total Reverse Repurchase Agreements					$(41,370)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$1,800	$(1,882)	$(1,884)
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	3,800	(3,170)	(3,142)

Total Short Sales (1.1)%					$(5,052)	$(5,026)

(i)	Securities with an aggregate market value of $41,801 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(4,338) at a weighted average interest rate of 2.453%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $12 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$110.500	02/22/2019	135	$135	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.000	02/22/2019	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.500	02/22/2019	85	85	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	177	177	2	3
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.250	02/22/2019	165	165	1	1
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.500	02/22/2019	29	29	0	0

Total Purchased Options					$5	$4

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	208	$208	$(34)	$(10)

Total Written Options					$(34)	$(10)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	2,151	$523,177	$259	$0	$0
90-Day Eurodollar September Futures	09/2020	331	80,718	381	25	0
Euro-Bobl March Futures	03/2019	120	18,220	42	0	(4)
Euro-Bund 10-Year Bond March Futures	03/2019	24	4,497	52	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2019	373	45,512	1,085	146	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	228	36,630	719	135	0
United Kingdom Long Gilt March Futures	03/2019	112	17,583	134	57	(19)

				$2,672	$363	$(28)

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	2,151	$(524,010)	$(2,682)	$0	$(108)
90-Day Eurodollar September Futures	09/2021	331	(80,723)	(426)	0	(46)
Australia Government 10-Year Bond March Futures	03/2019	131	(12,242)	(123)	0	(58)
U.S. Treasury 5-Year Note March Futures	03/2019	496	(56,885)	(814)	0	(124)
U.S. Treasury 30-Year Bond March Futures	03/2019	272	(39,712)	(793)	0	(127)

				$(4,838)	$0	$(463)

Total Futures Contracts				$(2,166)	$363	$(491)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$6,100	$(102)	$(33)	$(135)	$0	$(10)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	28,700	(144)	(28)	(172)	0	(10)

					$(246)	$(61)	$(307)	$0	$(20)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	56,700	$(7)	$(633)	$(640)	$0	$(5)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	3,900	(73)	116	43	0	(21)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		$191,800	909	(1,383)	(474)	16	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		53,700	799	(384)	415	7	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		32,100	(20)	(104)	(124)	0	(6)
Pay (4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		170,300	(74)	665	591	37	0
Receive (4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		170,300	51	(775)	(724)	0	(73)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		10,300	443	(193)	250	0	(19)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		68,200	0	1,821	1,821	126	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		27,400	(290)	440	150	54	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		34,900	8	(691)	(683)	0	(69)
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		108,300	(901)	821	(80)	150	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		41,600	(4)	(789)	(793)	0	(122)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		12,900	0	(250)	(250)	0	(38)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		65,300	4,045	(1,645)	2,400	0	(176)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		49,800	391	(321)	70	0	(72)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,000	37	(21)	16	0	(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		27,200	1,317	(287)	1,030	0	(102)
Pay (4)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		37,600	0	867	867	76	0
Receive (4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		24,600	94	(628)	(534)	0	(99)
Pay (4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		35,700	(125)	890	765	183	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		26,600	159	(830)	(671)	0	(162)
Receive	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		14,700	0	(743)	(743)	0	(88)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		10,000	0	(526)	(526)	0	(60)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		3,800	0	(183)	(183)	0	(23)
Receive (4)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		1,200	9	(45)	(36)	0	(7)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	18,100	(99)	343	244	1	0
Receive (4)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		6,800	(106)	(81)	(187)	0	(6)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	148,300	(138)	667	529	0	(2)
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		148,300	684	(448)	236	10	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		8,200	149	(204)	(55)	0	(39)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		3,400	(26)	10	(16)	0	(17)
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,400	(128)	(124)	(252)	0	(29)
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,500	(153)	(145)	(298)	0	(34)
Receive (4)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		8,100	51	(328)	(277)	0	(30)
Receive (4)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		6,600	0	(262)	(262)	0	(25)
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,200	7	(152)	(145)	0	(25)
Pay (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	17,680,000	508	432	940	9	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		7,040,000	(149)	(603)	(752)	0	(22)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		2,640,000	6	224	230	8	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		5,110,000	300	465	765	17	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		240,000	0	(112)	(112)	0	(2)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		690,000	44	(248)	(204)	0	(6)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		350,000	1	(153)	(152)	0	(3)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		2,115,000	100	(867)	(767)	0	(19)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		580,000	562	(289)	273	0	(3)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,150	(1)	(45)	(46)	0	(4)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,150	3	66	69	7	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	7,800	(1)	(64)	(65)	58	0
Receive	UKRPI	3.593	Maturity	11/15/2028		1,400	0	12	12	11	0
Receive	UKRPI	3.595	Maturity	11/15/2028		1,300	0	11	11	10	0
Receive	UKRPI	3.603	Maturity	11/15/2028		1,100	0	11	11	8	0

							$8,382	$(6,695)	$1,687	$788	$(1,412)

Total Swap Agreements							$8,136	$(6,756)	$1,380	$788	$(1,432)

(k)

Securities with an aggregate market value of $7,787 and cash of $2,054 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	8,583	$	6,446	$157	$0
	01/2019	$	706	ARS	28,743	43	0
	01/2019		3,072	CAD	4,116	0	(57)
	01/2019		523	DKK	3,420	2	0
	02/2019		5,597	NOK	47,425	0	(102)
	02/2019		9,295	TRY	53,063	474	0
BPS	01/2019	ARS	7,003	$	180	0	(2)
	01/2019	JPY	930,000		8,256	0	(230)
BRC	01/2019	BRL	1,346		342	0	(5)
	01/2019	JPY	53,900		487	0	(5)
	01/2019	$	347	BRL	1,346	0	0
	02/2019	SEK	4,860	$	535	0	(15)
CBK	01/2019	BRL	17,388		4,454	0	(33)
	01/2019	EUR	1,188		1,351	0	(11)
	01/2019	JPY	1,170,000		10,388	0	(288)
	01/2019	$	4,487	BRL	17,388	0	(1)
	01/2019		1,117	CAD	1,469	0	(40)
	03/2019	EUR	1,200	$	1,527	144	0
	03/2019	KRW	1,484,139		1,324	0	(12)
	04/2019	DKK	25		4	0	0
DUB	01/2019	BRL	18,734		4,835	1	0
	01/2019	$	4,866	BRL	18,734	0	(32)
	02/2019	BRL	18,734	$	4,856	31	0
FBF	04/2019	$	117	CNH	819	3	0
GLM	01/2019	AUD	377	$	270	5	0
	01/2019	EUR	3,133		3,566	0	(26)
	01/2019	GBP	5,364		6,843	15	(13)
	01/2019	JPY	1,236,100		10,966	0	(318)
	01/2019	$	687	GBP	545	8	0
	04/2019	CNY	1,261	$	181	0	(3)
HUS	01/2019	$	535	AUD	741	0	(13)
	03/2019		552	HKD	4,305	0	(1)
	03/2019		306	TWD	9,389	3	0
	01/2021	BRL	2,330	$	359	0	(200)
IND	01/2019	MXN	5,365		263	0	(9)
JPM	01/2019	AUD	654		483	22	0
	01/2019	CAD	1,092		829	29	0
	01/2019	JPY	1,050,000		9,285	0	(301)
	01/2019	TRY	1,648		301	0	(8)
	01/2019	$	3,117	EUR	2,728	11	0
	01/2019		1,191	JPY	134,600	37	0
	02/2019	TRY	48,307	$	8,067	0	(826)
	03/2019	EUR	4,824		5,757	203	0
MYI	01/2019	CAD	1,505		1,143	41	0
	02/2019	$	534	SEK	4,805	10	0
NGF	02/2019		6,403	CNH	44,603	90	0
	11/2019	CNH	44,808	$	6,403	0	(118)
RYL	01/2019	CAD	2,147		1,604	31	0
SCX	01/2019	DKK	3,445		525	0	(4)
	01/2019	$	3,555	CAD	4,750	0	(75)
	02/2019		4,577	CNH	31,896	66	0
	11/2019	CNH	32,042	$	4,577	0	(86)
SOG	01/2019	CAD	2,137		1,607	41	0
	01/2019	RUB	2,294		34	1	0
SSB	01/2019	AUD	862		622	14	0
	01/2019	JPY	740,000		6,550	0	(210)
	01/2019	$	771	CAD	1,025	0	(20)
	01/2019		19,720	JPY	2,200,000	369	0
	02/2019	NOK	5,170	$	609	10	0
	03/2019	SGD	5,981		4,377	0	(19)
	03/2019	TWD	176,365		5,767	0	(40)
UAG	01/2019	CAD	3,819		2,856	58	0
	01/2019	JPY	871,229		7,691	0	(261)
	03/2019	HKD	4,806		616	1	0

Total Forward Foreign Currency Contracts						$1,920	$(3,384)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	3,010	$91	$2
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	2,853	26	3

							$117	$5

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$139,700	$517	$944
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	85,600	311	582
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	98,500	103	3
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	293,300	1,062	1,994
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	15,500	623	345
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	235,200	269	1,114

							$2,885	$4,982

Total Purchased Options							$3,002	$4,987

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$25,900	$(36)	$(15)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	26,000	(34)	(15)

						$(70)	$(30)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019	$	2,269	$(27)	$(18)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		1,048	(12)	(8)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	6,020	(91)	(1)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	7,248	(149)	(59)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		5,705	(26)	(1)

							$(305)	$(87)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$139,700	$(669)	$(1,043)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	85,600	(416)	(665)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	19,700	(103)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	293,300	(1,378)	(2,284)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	112,200	(622)	(195)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	94,100	(269)	(1,025)

							$(3,457)	$(5,214)

Options on Equity Repurhcase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(1)	04/30/2019	$22,500	$(22)	$(22)

Total Written Options				$(3,854)	$(5,353)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	650	$121	$(14)	$107	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		300	55	(6)	49	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		300	57	(8)	49	0

								$233	$(28)	$205	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$1,900	$254	$(159)	$95	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$13	$10	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	RALVEIIT Index	175,531	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	$22,045	$0	$(58)	$0	$(58)
JPM	Receive	RALVEIIT Index	337,995	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2019	62,500	0	(162)	0	(162)
	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	Maturity	01/09/2020	190,284	0	(8,612)	0	(8,612)
MEI	Receive	RALVEIIT Index	652,459	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	81,942	0	(201)	0	(201)
MYI	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	120,774	0	(8,656)	0	(8,656)

								$0	$(17,689)	$0	$(17,689)

Total Swap Agreements								$484	$(17,863)	$310	$(17,689)

(m)

Securities with an aggregate market value of $30,795 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,313	$0	$1,313
Corporate Bonds & Notes
Banking & Finance	0	54,854	0	54,854
Industrials	0	9,360	0	9,360
Utilities	0	8,062	0	8,062
Municipal Bonds & Notes
Illinois	0	810	0	810
Rhode Island	0	876	0	876
U.S. Government Agencies	0	142,058	0	142,058
U.S. Treasury Obligations	0	148,788	0	148,788
Non-Agency Mortgage-Backed Securities	0	34,006	0	34,006
Asset-Backed Securities	0	119,648	0	119,648
Sovereign Issues	0	20,381	0	20,381
Short-Term Instruments
Certificates of Deposit	0	600	0	600
Repurchase Agreements	0	653	0	653
Argentina Treasury Bills	0	180	0	180
Greece Treasury Bills	0	1,373	0	1,373
Japan Treasury Bills	0	24,999	0	24,999
	$0	$567,961	$0	$567,961

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,814	$0	$0	$84,814

Total Investments	$84,814	$567,961	$0	$652,775

Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,142)	0	(3,142)
U.S. Government Agencies	0	(1,884)	0	(1,884)
	$0	$(5,026)	$0	$(5,026)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	363	792	0	1,155
Over the counter	0	7,217	0	7,217
	$363	$8,009	$0	$8,372

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(491)	(1,442)	0	(1,933)
Over the counter	0	(26,404)	(22)	(26,426)

	$(491)	$(27,846)	$(22)	$(28,359)

Total Financial Derivative Instruments	$(128)	$(19,837)	$(22)	$(19,987)

Totals	$84,686	$543,098	$(22)	$627,762

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS EMG Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~		$913	$790
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		4,100	4,091

Total Loan Participations and Assignments (Cost $4,989)			4,881

CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 7.2%
AerCap Ireland Capital DAC
4.125% due 07/03/2023		2,700	2,628
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,100
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,000	1,895
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(f)	EUR	2,400	2,987
Banco del Estado de Chile
4.125% due 10/07/2020		$7,600	7,669
Banco Santander S.A.
6.250% due 09/11/2021 •(f)	EUR	2,000	2,254
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$2,100	2,180
10.179% due 06/12/2021		4,000	4,499
Barclays PLC
2.750% due 11/08/2019		3,600	3,577
4.009% (US0003M + 1.380%) due 05/16/2024 ~		5,700	5,432
4.610% due 02/15/2023 •		4,600	4,564
4.972% due 05/16/2029 •		2,200	2,126
6.500% due 09/15/2019 •(f)	EUR	1,200	1,343
7.000% due 09/15/2019 •(f)	GBP	400	500
8.000% due 12/15/2020 •(f)	EUR	1,300	1,582
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,900	1,914
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		5,900	5,783
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)	EUR	1,600	1,882
6.625% due 06/29/2021 •(f)		3,600	4,490
6.875% due 03/19/2020		4,700	5,823
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$500	479
Danske Bank A/S
3.836% (US0003M + 1.060%) due 09/12/2023 ~		2,300	2,214
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,300	2,566
0.335% (EUR003M + 0.650%) due 09/10/2021 ~		800	883
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$7,600	7,021
4.250% due 10/14/2021		6,200	6,066
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,900	2,168
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$8,100	7,939
3.408% (US0003M + 1.000%) due 01/09/2020 ~		2,300	2,277
3.448% due 08/12/2019 •		10,400	10,361
3.754% (US0003M + 0.930%) due 09/24/2020 ~		4,300	4,224
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,355
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,795
GSPA Monetization Trust
6.422% due 10/09/2029		1,060	1,222
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,168
3.400% due 03/08/2021		1,000	997
3.640% (US0003M + 1.000%) due 05/18/2024 ~		1,000	975
4.292% due 09/12/2026 •		2,400	2,372
4.750% due 07/04/2029 •(f)	EUR	3,400	3,529
5.875% due 09/28/2026 •(f)	GBP	1,900	2,322
6.000% due 09/29/2023 •(f)	EUR	200	243
6.250% due 03/23/2023 •(f)(f)		$2,000	1,878

6.500% due 03/23/2028 •(f)(g)		1,400	1,274
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		4,900	4,791
3.411% (US0003M + 0.610%) due 06/18/2022 ~		5,400	5,343
3.797% due 07/23/2024 •		1,900	1,905
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		3,000	2,970
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		3,300	3,269
4.050% due 08/16/2023		1,600	1,582
4.550% due 08/16/2028		1,600	1,541
7.000% due 06/27/2019 •(f)	GBP	7,000	8,943
7.500% due 09/27/2025 •(f)(g)		$1,200	1,161
7.625% due 06/27/2023 •(f)	GBP	332	436
Nationwide Building Society
4.363% due 08/01/2024 •		$2,800	2,746
6.875% due 06/20/2019 •(f)	GBP	2,300	2,963
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$1,200	1,148
3.086% (US0003M + 0.650%) due 07/13/2022 ~		2,200	2,136
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		3,100	2,964
4.519% due 06/25/2024 •		1,800	1,768
4.892% due 05/18/2029 •		3,100	2,966
7.500% due 08/10/2020 •(f)(g)		3,500	3,474
8.625% due 08/15/2021 •(f)(g)		600	623
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,800	3,777
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	550	684
UBS AG
5.125% due 05/15/2024		$7,963	7,944
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		600	594
3.566% (US0003M + 0.950%) due 08/15/2023 ~		2,000	1,959
4.125% due 09/24/2025		700	696
UniCredit SpA
7.830% due 12/04/2023		10,250	10,734
Wells Fargo & Co.
3.000% due 02/19/2025		900	849
6.558% (US0003M + 3.770%) due 03/15/2019 ~(f)		3,200	3,184
WPC Eurobond BV
2.250% due 04/09/2026	EUR	5,500	6,231

			223,937

INDUSTRIALS 3.2%
AbbVie, Inc.
2.900% due 11/06/2022		$3,600	3,506
3.375% due 11/14/2021		2,900	2,900
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,478
Allergan Sales LLC
4.875% due 02/15/2021		419	429
Andeavor Logistics LP
5.500% due 10/15/2019		6,600	6,656
AutoNation, Inc.
3.350% due 01/15/2021		300	298
BAT Capital Corp.
2.764% due 08/15/2022		1,600	1,513
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,800	1,766
Braskem Finance Ltd.
5.750% due 04/15/2021		600	619
Campbell Soup Co.
3.300% due 03/15/2021		900	896
3.418% (US0003M + 0.630%) due 03/15/2021 ~		400	392
3.650% due 03/15/2023		4,000	3,904
Charter Communications Operating LLC
3.579% due 07/23/2020		3,200	3,197
4.191% (US0003M + 1.650%) due 02/01/2024 ~		6,500	6,395
4.464% due 07/23/2022		8,100	8,184
4.908% due 07/23/2025		1,500	1,493
CVS Health Corp.
3.500% due 07/20/2022		300	298
3.700% due 03/09/2023		3,700	3,664
Danone S.A.
2.077% due 11/02/2021		200	193
Dell International LLC
4.420% due 06/15/2021		5,800	5,797
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
2.820% due 01/19/2022		700	685
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,000	997
Enterprise Products Operating LLC
3.500% due 02/01/2022		500	502

General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		300	297
INEOS Finance PLC
2.125% due 11/15/2025	EUR	5,000	5,294
Keurig Dr Pepper, Inc.
4.417% due 05/25/2025		$1,600	1,596
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	99
5.000% due 07/15/2035		100	94
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		2,100	2,086
Medtronic, Inc.
3.150% due 03/15/2022		500	499
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		300	288
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		1,000	1,019
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		6,200	5,958
Sands China Ltd.
5.125% due 08/08/2025		5,000	4,960
5.400% due 08/08/2028		3,500	3,388
SASOL Financing USA LLC
5.875% due 03/27/2024		1,500	1,498
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,710	2,673
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,057
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		900	897
3.650% due 08/16/2023		3,000	2,991
3.950% due 08/16/2025		600	597
4.125% due 11/16/2028		3,000	2,985

			98,186

UTILITIES 0.9%
AT&T, Inc.
3.086% (US0003M + 0.650%) due 01/15/2020 ~		100	100
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,188
3.488% (US0003M + 0.750%) due 06/01/2021 ~		9,000	8,945
3.800% due 03/15/2022		1,600	1,608
3.956% (US0003M + 1.180%) due 06/12/2024 ~		5,700	5,533
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		3,500	3,485
Petrobras Global Finance BV
5.999% due 01/27/2028		1,517	1,432
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		66	67
Rio Oil Finance Trust
8.200% due 04/06/2028		1,700	1,785
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~		2,500	2,426

			29,569

Total Corporate Bonds & Notes (Cost $356,261)			351,692

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		500	713
7.043% due 04/01/2050		1,100	1,567
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		2,900	4,066
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	106
7.021% due 08/01/2040		100	106

			6,558

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	661
7.750% due 01/01/2042		605	648

			1,309

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	131

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	134

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,950	1,982

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,074

Total Municipal Bonds & Notes (Cost $10,482)		13,188

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
2.310% due 08/01/2022	400	394
2.856% due 07/25/2037 •	38	38
2.870% due 09/01/2027	4,100	3,997
2.886% due 07/25/2037 •	64	64
2.906% due 09/25/2035 •	142	142
3.000% due 08/01/2021 - 10/01/2021	2,733	2,729
3.006% due 09/25/2041 •	6,869	6,955
3.226% due 06/25/2037 •	434	442
3.236% due 06/25/2040 •	501	508
3.445% due 03/01/2022	8,626	8,762
3.500% due 03/01/2027 - 10/01/2048	74,807	74,860
4.000% due 12/01/2024 - 09/01/2048	17,729	18,093
4.500% due 02/01/2019 - 06/01/2030	1,162	1,209
5.000% due 07/01/2023 - 08/01/2043	13,396	14,221
5.500% due 09/01/2025 - 09/01/2041	11,887	12,753
6.000% due 11/01/2021 - 05/01/2041	10,753	11,733
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	294,400	294,318
4.000% due 01/01/2034 - 02/01/2049	181,400	184,842
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	753	753
Freddie Mac
3.005% due 07/15/2041 •	318	321
3.155% due 08/15/2037 •	363	369
3.165% due 10/15/2037 •	60	61
3.175% due 05/15/2037 - 09/15/2037 •	416	423
5.000% due 07/01/2023 - 09/01/2040	5,389	5,702
5.500% due 03/01/2037 - 04/01/2038	195	210
Ginnie Mae
2.699% due 08/20/2047 •	2,954	2,953
3.500% due 02/15/2045	198	200
5.000% due 08/15/2033 - 04/15/2042	7,095	7,509
Ginnie Mae, TBA
5.000% due 01/01/2049	10,000	10,405
Small Business Administration
6.220% due 12/01/2028	15	16

Total U.S. Government Agencies (Cost $659,152)		664,982

U.S. TREASURY OBLIGATIONS 28.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	800	798
4.375% due 05/15/2040	7,900	9,716
4.625% due 02/15/2040	8,100	10,284
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	10,243	9,966
0.125% due 01/15/2022	54,078	52,503
0.125% due 04/15/2022	46,793	45,284
0.125% due 07/15/2022	32,001	31,089
0.125% due 01/15/2023 (j)	28,704	27,731
0.125% due 07/15/2024	125,672	120,555
0.375% due 07/15/2023	27,601	26,996
0.375% due 01/15/2027	21,702	20,629
0.375% due 07/15/2027	6,823	6,478
0.500% due 01/15/2028	1,845	1,762
0.625% due 01/15/2026	3,299	3,214
0.750% due 07/15/2028	30,626	30,001
1.000% due 02/15/2048	28,304	26,884
1.750% due 01/15/2028	30,661	32,584
2.000% due 01/15/2026	7,517	8,026
2.375% due 01/15/2027	2,132	2,354
2.500% due 01/15/2029	4,947	5,636
3.625% due 04/15/2028	782	960
U.S. Treasury Notes
1.375% due 09/30/2020 (j)	51,000	50,002
1.375% due 10/31/2020 (j)(l)	27,900	27,335

1.500% due 08/15/2026 (l)	6,100	5,631
1.750% due 12/31/2020 (j)	84,200	83,000
1.875% due 08/31/2022	44,800	43,852
2.000% due 11/30/2020 (j)(l)	14,900	14,763
2.000% due 07/31/2022 (j)(l)	26,100	25,677
2.000% due 08/15/2025 (l)	8,300	8,007
2.000% due 11/15/2026 (l)	32,100	30,674
2.125% due 08/31/2020 (j)(l)	42,300	42,023
2.125% due 08/15/2021 (l)	300	297
2.125% due 05/15/2025 (l)	35,900	34,955
2.250% due 11/15/2025 (l)	1,100	1,077
2.375% due 08/15/2024 (l)	22,650	22,450
2.375% due 05/15/2027	4,100	4,018
2.750% due 02/15/2024 (l)	11,110	11,232

Total U.S. Treasury Obligations (Cost $898,871)		878,443

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø	1,113	974
Banc of America Funding Trust
2.700% due 02/20/2047 •	4,839	4,647
3.974% due 02/20/2035 ~	103	101
Banc of America Mortgage Trust
4.368% due 06/25/2035 ~	78	73
BCAP LLC Trust
4.093% due 02/26/2035 ~	177	176
4.172% due 12/26/2035 ~	1,586	1,575
Bear Stearns ALT-A Trust
2.826% due 08/25/2036 •	2,908	3,033
Chase Mortgage Finance Trust
4.151% due 12/25/2035 ^~	750	720
Citigroup Mortgage Loan Trust
2.576% due 01/25/2037 •	396	369
4.280% due 10/25/2035 ^•	242	244
4.980% due 03/25/2036 ^•	379	365
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	492	495
Countrywide Alternative Loan Trust
2.626% due 12/25/2046 •	9,869	9,509
2.676% due 05/25/2047 •	987	922
2.706% due 05/25/2036 •	565	500
Countrywide Asset-Backed Certificates
3.226% due 11/25/2035 •	12,000	11,916
Countrywide Home Loan Mortgage Pass-Through Trust
4.667% due 02/20/2036 ^•	18	16
5.500% due 09/25/2035 ^	7,383	7,056
6.000% due 07/25/2036	2,446	2,031
6.500% due 12/25/2037	2,232	1,701
Credit Suisse First Boston Mortgage Securities Corp.
3.629% due 02/25/2034 ~	118	117
Credit Suisse Mortgage Capital Certificates
2.781% due 11/30/2037 ~	5,800	5,076
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.666% due 01/25/2047 •	1,409	1,365
Downey Savings & Loan Association Mortgage Loan Trust
3.290% due 09/19/2044 •	279	279
First Horizon Mortgage Pass-Through Trust
4.099% due 10/25/2035 ^~	1,129	1,084
GSR Mortgage Loan Trust
4.494% due 09/25/2035 ~	176	181
HarborView Mortgage Loan Trust
2.690% due 07/19/2047 •	13,327	12,944
2.810% due 06/20/2035 •	875	863
2.970% due 01/19/2036 •	3,829	3,018
HomeBanc Mortgage Trust
2.816% due 03/25/2035 •	1,757	1,532
Impac CMB Trust
3.146% due 03/25/2035 •	1,153	1,121
IndyMac Mortgage Loan Trust
2.766% due 06/25/2035 •	266	253
JPMorgan Alternative Loan Trust
5.780% due 12/25/2036 ^Ø	910	908
JPMorgan Mortgage Trust
4.200% due 07/25/2035 ~	432	434
4.327% due 07/25/2035 ~	6,902	7,090
4.366% due 08/25/2035 ^~	299	293
5.750% due 01/25/2036 ^	16	12
Lehman Mortgage Trust
3.156% due 11/25/2036 •	2,302	1,618
Lehman XS Trust
2.731% due 08/25/2046 •	4,328	4,043
Luminent Mortgage Trust
3.934% due 04/25/2036 ~	22,322	22,810

Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •	777	731
4.363% due 09/25/2035 ^~	278	253
Morgan Stanley Mortgage Loan Trust
2.766% due 04/25/2035 •	2,118	2,075
3.683% due 07/25/2035 ~	788	694
6.315% due 06/25/2036 Ø	4,786	2,030
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,200	1,102
Provident Funding Mortgage Loan Trust
4.464% due 10/25/2035 ~	1,427	1,431
Residential Accredit Loans, Inc. Trust
2.686% due 09/25/2036 •	3,093	2,874
3.006% due 03/25/2035 •	1,183	1,008
3.006% due 08/25/2035 ^•	3,971	3,089
3.657% due 08/25/2035 •	99	93
4.745% due 12/25/2035 ^~	3,535	3,196
5.107% due 09/25/2035 ^~	596	540
RESIMAC Bastille Trust
3.229% due 12/16/2059 •	3,620	3,616
Sequoia Mortgage Trust
2.861% due 07/20/2034 •	1,674	1,657
Structured Adjustable Rate Mortgage Loan Trust
3.656% due 12/25/2037 ^•	3,917	3,406
Structured Asset Mortgage Investments Trust
2.966% due 05/25/2045 •	9	9
Wachovia Mortgage Loan Trust LLC
4.537% due 10/20/2035 ^~	577	579
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 10/25/2046 •	5,462	5,227
2.579% due 11/25/2046 •	3,570	3,513
2.796% due 12/25/2045 •	843	834
3.044% due 01/25/2037 ^~	514	480
3.086% due 11/25/2045 •	6,041	5,969
3.600% due 06/25/2037 ^~	2,728	2,606
3.667% due 02/25/2037 ^~	1,626	1,591
3.693% due 12/25/2036 ^~	272	262
Washington Mutual Mortgage Pass-Through Certificates Trust
4.376% due 09/25/2036 Ø	3,761	1,755
Wells Fargo Mortgage-Backed Securities Trust
4.422% due 03/25/2035 ~	458	463

Total Non-Agency Mortgage-Backed Securities (Cost $153,026)		162,547

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust
3.121% due 12/25/2035 •	18,011	16,720
Allegro CLO Ltd.
3.740% due 01/30/2026 •	1,146	1,146
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.781% due 05/25/2033 •	1,064	1,055
Argent Securities Trust
2.656% due 07/25/2036 •	3,649	3,066
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •	2,400	2,390
B&M CLO Ltd.
3.166% due 04/16/2026 •	3,224	3,211
Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 Ø	689	692
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •	1,402	1,659
3.186% due 10/25/2035 •	8,680	8,472
CIFC Funding Ltd.
3.350% due 10/25/2027 •	3,400	3,356
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	2,522	2,555
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036 Ø	2,030	1,486
Citigroup Mortgage Loan Trust, Inc.
2.786% due 08/25/2036 •	13,000	12,474
Countrywide Asset-Backed Certificates
2.706% due 08/25/2036 •	6,900	6,832
2.746% due 04/25/2037 •	2,003	1,567
2.796% due 08/25/2036 •	151	150
Countrywide Asset-Backed Certificates Trust
3.146% due 02/25/2036 •	14,000	13,760
3.306% due 08/25/2047 •	2,671	2,651
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •	5,900	5,859
Fremont Home Loan Trust
2.641% due 10/25/2036 •	2,847	2,661
GSAA Home Equity Trust
2.706% due 03/25/2037 •	8,404	4,102
GSAA Trust
5.995% due 03/25/2046 ^~	9,335	6,286

GSAMP Trust
2.636% due 12/25/2046 •		7,600	4,987
2.736% due 01/25/2037 •		3,800	3,205
GSRPM Mortgage Loan Trust
3.406% due 03/25/2035 •		4,100	3,905
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		1,300	1,298
HSI Asset Securitization Corp. Trust
2.896% due 12/25/2035 •		21,531	20,277
JPMorgan Mortgage Acquisition Trust
2.746% due 05/25/2036 •		4,667	4,647
Long Beach Mortgage Loan Trust
2.666% due 12/25/2036 •		2,626	1,877
2.726% due 02/25/2036 •		8,221	7,958
3.481% due 04/25/2035 •		6,830	6,832
MASTR Asset-Backed Securities Trust
2.606% due 08/25/2036 •		13,355	6,589
MASTR Specialized Loan Trust
3.256% due 11/25/2035 •		3,700	3,626
Morgan Stanley ABS Capital, Inc. Trust
2.686% due 03/25/2037 •		5,316	2,789
Morgan Stanley Mortgage Loan Trust
5.963% due 01/25/2047 Ø		531	290
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		1,692	1,692
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		754	754
New Century Home Equity Loan Trust
3.286% due 03/25/2035 •		1,346	1,279
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.916% due 02/25/2036 •		2,184	2,193
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		469	469
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		1,600	1,600
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •		2,911	1,841
2.646% due 03/25/2037 •		3,469	3,102
2.726% due 04/25/2037 •		2,149	1,654
2.726% due 05/25/2037 •		2,805	1,945
3.286% due 02/25/2035 •		7,656	7,424
Park Place Securities, Inc.
2.956% due 09/25/2035 •		16	16
RAAC Trust
2.846% due 02/25/2036 •		2,876	2,865
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		6,362	3,462
Residential Asset Mortgage Products Trust
4.381% due 10/25/2034 •		8,047	7,355
Residential Asset Securities Corp. Trust
2.886% due 02/25/2036 •		5,251	5,263
2.946% due 12/25/2035 •		7,786	7,455
3.196% due 11/25/2035 •		900	887
3.376% due 08/25/2035 •		3,042	3,051
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		6,057	5,845
Securitized Asset-Backed Receivables LLC Trust
2.746% due 07/25/2036 •		1,715	951
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		323	327
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	502	574
Soundview Home Loan Trust
2.636% due 12/25/2036 •		$346	346
2.676% due 08/25/2037 •		4,110	3,742
2.706% due 06/25/2037 •		4,847	3,605
3.806% due 10/25/2037 •		5,900	4,967
Specialty Underwriting & Residential Finance Trust
2.656% due 09/25/2037 •		2,621	1,553
Structured Asset Investment Loan Trust
3.436% due 06/25/2035 •		13,234	12,220
3.556% due 08/25/2034 •		1,360	1,352
TICP CLO Ltd.
3.269% due 07/20/2027 •		3,900	3,871
3.309% due 04/20/2028 •		2,800	2,764
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		3,000	2,980
3.250% due 06/25/2047 Ø		1,429	1,426
3.375% due 10/25/2047 Ø		3,186	3,162
Washington Mutual Asset-Backed Certificates Trust
2.566% due 11/25/2036 •		4,100	1,878

Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		5,200	5,199

Total Asset-Backed Securities (Cost $261,341)			281,499

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		9,850	5,435
5.875% due 01/11/2028		4,100	2,962
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)	ARS	1,947	52
59.257% (ARLLMONP) due 06/21/2020 ~(a)		75,590	2,162
Brazil Government International Bond
5.625% due 02/21/2047		$4,000	3,786
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	15,463	4,479
6.000% due 05/15/2055		11,676	3,549
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,234
Israel Government International Bond
4.125% due 01/17/2048		1,000	982
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	3,135,098	29,519
Peru Government International Bond
5.940% due 02/12/2029	PEN	9,000	2,725
6.350% due 08/12/2028		32,450	10,125
8.200% due 08/12/2026		14,300	4,986
Qatar Government International Bond
5.250% due 01/20/2020		$7,600	7,764
Saudi Government International Bond
4.000% due 04/17/2025		2,400	2,384
4.500% due 04/17/2030		2,000	1,993
5.000% due 04/17/2049		1,350	1,304

Total Sovereign Issues (Cost $97,974)			92,441

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		1,000	1,115
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)		4,800	5,364

Total Preferred Securities (Cost $7,222)			6,479

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.0%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$11,500	11,507
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		3,800	3,801

			15,308

COMMERCIAL PAPER 0.2%
Energy Transfer Partners LP
3.650% due 03/07/2019		5,200	5,169
NiSource, Inc.
3.120% due 01/29/2019		2,100	2,095

			7,264

ARGENTINA TREASURY BILLS 0.0%
(6.335)% due 01/31/2019 - 03/29/2019 (b)(c)	ARS	13,224	397

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	4,600	5,263

JAPAN TREASURY BILLS 9.0%
(0.262)% due 01/09/2019 - 01/21/2019 (b)(c)	JPY	30,720,000	280,291

U.S. TREASURY BILLS 0.1%
2.325% due 01/31/2019 (c)(d)(l)	$1,346	1,343

Total Short-Term Instruments (Cost $301,559)		309,866

Total Investments in Securities (Cost $2,750,877)		2,766,018

	SHARES
INVESTMENTS IN AFFILIATES 28.5%
SHORT-TERM INSTRUMENTS 28.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.5%
PIMCO Short Asset Portfolio	29,297,539	290,690
PIMCO Short-Term Floating NAV Portfolio III	60,214,395	595,159

Total Short-Term Instruments (Cost $888,353)		885,849

Total Investments in Affiliates (Cost $888,353)		885,849

Total Investments 117.6% (Cost $3,639,230)		$3,651,867
Financial Derivative Instruments (i)(k) (2.1)% (Cost or Premiums, net $27,108)		(65,328)
Other Assets and Liabilities, net (15.5)%		(481,352)

Net Assets 100.0%		$3,105,187

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,030	$1,115	0.04%

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (1)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$10,000	$(10,455)	$(10,468)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	23,900	(19,942)	(19,760)

Total Short Sales (1.0)%					$(30,397)	$(30,228)

(1)	Payable for short sales includes $73 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(2,390) at a weighted average interest rate of 1.085%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Cash of $413 has been pledged as collateral under the terms of master agreements as of December 31, 2018.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	802	$802	$7	$1

Total Purchased Options					$7	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	1,168	$1,168	$(190)	$(56)

Total Written Options					$(190)	$(56)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	10,448	$2,541,215	$(1,077)	$0	$0
90-Day Eurodollar September Futures	09/2020	1,305	318,241	1,257	98	0
Euro-Bobl March Futures	03/2019	264	40,084	92	0	(9)
Euro-Bund 10-Year Bond March Futures	03/2019	154	28,856	335	0	(34)
Mini MSCI Emerging Markets Index March Futures	03/2019	117	5,656	(49)	0	(21)
U.S. Treasury 5-Year Note March Futures	03/2019	2,930	336,034	3,614	732	0
U.S. Treasury 10-Year Note March Futures	03/2019	4,449	542,848	12,967	1,738	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	622	99,928	2,169	369	0
United Kingdom Long Gilt March Futures	03/2019	39	6,123	47	20	(6)

				$19,355	$2,957	$(70)

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	10,448	$(2,545,263)	$(10,114)	$0	$(522)
90-Day Eurodollar September Futures	09/2021	1,305	(318,257)	(1,536)	0	(179)
Australia Government 10-Year Bond March Futures	03/2019	539	(50,369)	(625)	0	(239)
U.S. Treasury 2-Year Note March Futures	03/2019	1,926	(408,914)	(2,801)	0	(271)
U.S. Treasury 30-Year Bond March Futures	03/2019	1,794	(261,924)	(5,219)	0	(841)

				$(20,295)	$0	$(2,052)

Total Futures Contracts				$(940)	$2,957	$(2,122)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.906%	$400	$74	$(29)	$45	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	1.083	1,200	191	(55)	136	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2022	1.343	100	17	(5)	12	0	0

						$282	$(89)	$193	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$39,300	$(478)	$15	$(463)	$0	$(9)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	50,900	(806)	270	(536)	0	(13)

					$(1,284)	$285	$(999)	$0	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$5,500	$328	$(149)	$179	$8	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	4,400	219	(122)	97	7	0

					$547	$(271)	$276	$15	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	84,600	$(10)	$(945)	$(955)	$0	$(8)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	25,500	(475)	755	280	0	(134)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$110,900	1,122	(265)	857	15	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		28,700	(166)	55	(111)	0	(5)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		684,400	63	2,310	2,373	149	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		684,400	22	(2,931)	(2,909)	0	(294)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,200	312	(113)	199	0	(15)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		213,300	0	5,694	5,694	394	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		140,200	(1,484)	2,249	765	275	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	(150)	64	(86)	161	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		5,000	243	38	281	0	(11)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		246,700	(25)	(4,676)	(4,701)	0	(722)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		77,300	0	(1,499)	(1,499)	0	(226)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		281,900	17,409	(7,052)	10,357	0	(758)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	1,850	413	0	(58)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	130	43	0	(5)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	185	115	0	(118)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		124,310	1,781	6,367	8,148	0	(398)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,500	252	155	407	0	(15)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		153,000	(73)	2,315	2,242	0	(551)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		60,800	3,454	(1,152)	2,302	0	(227)
Pay(6)	3-Month USD-LIBOR	3.406	Semi-Annual	10/12/2028		171,800	0	3,814	3,814	345	0
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		27,400	0	(595)	(595)	0	(110)
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		235,600	(817)	5,869	5,052	1,211	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		175,300	1,044	(5,464)	(4,420)	0	(1,070)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	403	403	0	(27)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		58,200	6,652	(2,274)	4,378	0	(321)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		34,700	171	(1,996)	(1,825)	0	(207)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		19,600	0	(942)	(942)	0	(119)
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		7,600	0	(224)	(224)	0	(46)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	5,400	86	(105)	(19)	0	(6)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		31,100	7	413	420	2	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		12,900	(202)	(152)	(354)	0	(12)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	449,800	978	626	1,604	0	(6)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		11,100	(420)	286	(134)	1	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		461,800	69	666	735	30	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		32,200	(2,475)	1,329	(1,146)	0	(17)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		37,500	1,192	(1,445)	(253)	0	(180)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,600	1	(183)	(182)	0	(21)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		19,600	0	(779)	(779)	0	(89)
Receive(6)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		36,600	231	(1,482)	(1,251)	0	(136)
Receive(6)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		30,200	0	(1,200)	(1,200)	0	(113)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,200	(44)	(429)	(473)	0	(81)
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	75,300,000	2,165	1,840	4,005	37	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		29,950,000	(637)	(2,564)	(3,201)	0	(96)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		11,520,000	25	977	1,002	35	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		16,780,000	1,035	1,478	2,513	55	0
Pay	6-Month JPY-LIBOR	0.338	Semi-Annual	11/12/2028		15,000	0	2	2	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,020,000	0	(477)	(477)	0	(9)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		3,210,000	205	(1,152)	(947)	0	(28)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		820,000	0	(357)	(357)	0	(8)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		9,330,000	498	(3,881)	(3,383)	0	(86)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,110,000	454	68	522	0	(7)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	454	238	4	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		4,600	(6)	(176)	(182)	0	(15)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,900	13	160	173	17	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	35,300	(4)	(288)	(292)	265	0
Receive	UKRPI	3.593	Maturity	11/15/2028		6,300	0	52	52	48	0
Receive	UKRPI	3.595	Maturity	11/15/2028		7,000	0	60	60	53	0
Receive	UKRPI	3.603	Maturity	11/15/2028		7,700	0	76	76	59	0

							$30,686	$(4,058)	$26,628	$3,156	$(6,355)

Total Swap Agreements							$30,231	$(4,133)	$26,098	$3,171	$(6,378)

(j)

Securities with an aggregate market value of $37,879 and cash of $4,926 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	41,335	$	31,043	$757	$0
	01/2019	EUR	5,400		6,165	0	(26)
	01/2019	$	2,709	ARS	110,275	167	0
	01/2019		19,415	CAD	26,011	0	(358)
BPS	01/2019	CAD	1,937	$	1,460	40	0
	01/2019	JPY	4,230,000		37,552	0	(1,047)
	03/2019	$	436	INR	31,273	10	0
BRC	01/2019	JPY	336,100	$	3,034	0	(33)
	02/2019	EUR	1,024		1,171	0	(7)
CBK	01/2019	AUD	953		695	24	0
	01/2019	BRL	26,363		6,752	0	(50)
	01/2019	GBP	3,170		4,058	16	0
	01/2019	JPY	5,380,000		47,768	0	(1,325)
	01/2019	MXN	11,224		544	0	(26)
	01/2019	$	6,804	BRL	26,363	0	(2)
	01/2019		8,013	CAD	10,542	0	(289)
	02/2019	EUR	5,977	$	6,814	0	(59)
	02/2019	$	27,511	NOK	232,830	0	(531)
	03/2019	EUR	4,600	$	5,855	553	0
	03/2019	KRW	2,842,459		2,536	0	(23)
DUB	01/2019	BRL	26,363		6,804	2	0
	01/2019	$	6,819	BRL	26,363	0	(17)
	02/2019	BRL	26,363	$	6,806	16	0
FBF	04/2019	CNH	39,535		5,635	0	(120)
GLM	01/2019	AUD	1,386		998	22	0
	01/2019	GBP	21,809		27,889	80	0
	01/2019	JPY	4,895,000		43,430	0	(1,259)
	01/2019	$	5,669	CAD	7,515	0	(163)
	01/2019		2,094	GBP	1,652	13	0
	02/2019	EUR	3,658	$	4,198	0	(8)
	04/2019	$	3,588	CNY	25,020	48	0
HUS	01/2019	CAD	7,791	$	5,859	150	0
	01/2019	$	24	ARS	961	1	0
	01/2019		1,390	CAD	1,832	0	(47)
	04/2019	ARS	1,718	$	40	0	0
	01/2021	BRL	2,630		405	0	(225)
IND	02/2019	EUR	12,247		13,971	0	(111)
JPM	01/2019	CAD	5,446		4,134	144	0
	01/2019	JPY	4,895,000		43,285	0	(1,404)
	02/2019	TRY	138,811		23,578	0	(1,978)
	02/2019	$	33,639	CNH	234,262	464	0
	02/2019		26,658	TRY	152,716	1,457	0
	02/2019	ZAR	8,084	$	548	0	(11)
	03/2019	EUR	18,954		22,622	796	0
	11/2019	CNH	235,305		33,639	0	(606)
MYI	01/2019	CAD	10,546		8,013	286	0
RYL	01/2019		12,317		9,202	177	0
	01/2019	GBP	7,022		8,855	0	(99)
SCX	02/2019	EUR	684		782	0	(5)
	02/2019	$	24,049	CNH	167,592	349	0
	11/2019	CNH	168,357	$	24,049	0	(452)
SOG	01/2019	CAD	14,990		11,270	287	0
SSB	01/2019	JPY	11,320,000		100,194	0	(3,210)
	01/2019	$	3,822	CAD	5,080	0	(100)
	02/2019	EUR	11,393	$	12,911	0	(189)
	03/2019	SGD	31,352		22,943	0	(101)
	03/2019	TWD	883,860		28,901	0	(200)
UAG	01/2019	JPY	3,714,618		32,792	0	(1,110)
	03/2019	$	537	HKD	4,194	0	(1)

Total Forward Foreign Currency Contracts						$5,859	$(15,192)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	12,640	$380	$11
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	12,123	112	12

							$492	$23

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$591,000	$2,187	$3,995
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	362,600	1,317	2,465
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	375,000	394	10
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	1,243,100	4,500	8,451
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	61,000	2,452	1,359
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	1,155,200	1,320	5,468

							$12,170	$21,748

Total Purchased Options							$12,662	$21,771

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$145,900	$(204)	$(85)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	145,000	(189)	(85)

						$(393)	$(170)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$9,461	$(112)	$(76)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		4,442	(53)	(36)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	25,280	(380)	(3)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	38,616	(794)	(312)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		24,245	(112)	(6)

							$(1,451)	$(433)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$591,000	$(2,829)	$(4,414)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	362,600	(1,761)	(2,815)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	75,000	(394)	(7)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	1,243,100	(5,842)	(9,681)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	442,700	(2,453)	(768)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	461,900	(1,320)	(5,031)

							$(14,599)	$(22,716)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs(1)«	04/30/2019	$78,900	$(78)	$(78)

Total Written Options				$(16,578)	$(23,397)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	3,650	$680	$(83)	$597	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,800	330	(35)	295	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,650	315	(45)	270	0

								$1,325	$(163)	$1,162	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$2,000	$268	$(168)	$100	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,961	(617)	402	0	(215)

						$(349)	$234	$100	$(215)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	48,456	1-Month USD-LIBOR plus a specified spread	Maturity	06/20/2019	$144,375	$0	$(19,902)	$0	$(19,902)
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	54,454	0	(150)	0	(150)
JPM	Receive	ERAEMLT Index	20,964	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	282,362	0	(773)	0	(773)
	Receive	ERAEMLT Index	128,364	1-Month USD-LIBOR plus a specified spread	Monthly	09/18/2019	420,160	0	(1,135)	0	(1,135)
	Receive	ERAEMLT Index	111,718	1-Month USD-LIBOR plus a specified spread	Monthly	09/25/2019	369,419	0	(998)	0	(998)
	Receive	ERAEMLT Index	175,381	1-Month USD-LIBOR plus a specified spread	Maturity	11/06/2019	455,624	0	2,284	2,284	0
MEI	Receive	ERAEMLT Index	8,942	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	232,443	0	(615)	0	(615)
	Receive	ERAEMLT Index	139,834	1-Month USD-LIBOR plus a specified spread	Monthly	08/14/2019	400,337	0	(1,086)	0	(1,086)
	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Maturity	08/22/2019	237,765	0	(20,571)	0	(20,571)
	Receive	ERAEMLT Index	137,855	1-Month USD-LIBOR plus a specified spread	Maturity	10/17/2019	365,665	0	(6,685)	0	(6,685)
	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	Maturity	01/09/2020	156,307	0	(3,305)	0	(3,305)
UAG	Receive	ERAEMLT Index	7,031	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2019	18,489	0	(53)	0	(53)

								$0	$(52,989)	$2,284	$(55,273)

Total Swap Agreements								$976	$(52,918)	$3,546	$(55,488)

(l)

Securities with an aggregate market value of $93,418 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$790	$4,091	$4,881
Corporate Bonds & Notes
Banking & Finance	0	223,937	0	223,937
Industrials	0	98,186	0	98,186
Utilities	0	29,569	0	29,569
Municipal Bonds & Notes
California	0	6,558	0	6,558
Illinois	0	1,309	0	1,309
Nebraska	0	131	0	131
Tennessee	0	134	0	134
Texas	0	1,982	0	1,982
Washington	0	3,074	0	3,074
U.S. Government Agencies	0	664,982	0	664,982
U.S. Treasury Obligations	0	878,443	0	878,443
Non-Agency Mortgage-Backed Securities	0	162,547	0	162,547
Asset-Backed Securities	0	281,499	0	281,499
Sovereign Issues	0	92,441	0	92,441
Preferred Securities
Banking & Finance	0	6,479	0	6,479
Short-Term Instruments
Certificates of Deposit	0	15,308	0	15,308
Commercial Paper	0	7,264	0	7,264
Argentina Treasury Bills	0	397	0	397
Greece Treasury Bills	0	5,263	0	5,263
Japan Treasury Bills	0	280,291	0	280,291
U.S. Treasury Bills	0	1,343	0	1,343
	$0	$2,761,927	$4,091	$2,766,018

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$885,849	$0	$0	$885,849

Total Investments	$885,849	$2,761,927	$4,091	$3,651,867

Short Sales, at Value - Liabilities
Sovereign Issues	0	(19,760)	0	(19,760)
U.S. Government Agencies	0	(10,468)	0	(10,468)
	$0	$(30,228)	$0	$(30,228)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,957	3,172	0	6,129
Over the counter	0	31,176	0	31,176
	$2,957	$34,348	$0	$37,305

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,122)	(6,434)	0	(8,556)
Over the counter	0	(93,999)	(78)	(94,077)

	$(2,122)	$(100,433)	$(78)	$(102,633)

Total Financial Derivative Instruments	$835	$(66,085)	$(78)	$(65,328)

Totals	$886,684	$2,665,614	$4,013	$3,556,311

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,853	$1,781
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,700	2,694

Total Loan Participations and Assignments (Cost $4,537)			4,475

CORPORATE BONDS & NOTES 11.5%
BANKING & FINANCE 9.0%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,000
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,300	1,231
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(g)	EUR	1,400	1,742
Banco del Estado de Chile
4.125% due 10/07/2020		$4,000	4,036
Bank of America Corp.
2.650% due 04/01/2019		16,900	16,883
3.004% due 12/20/2023 •		2,483	2,412
Barclays Bank PLC
10.179% due 06/12/2021		2,200	2,474
14.000% due 06/15/2019 •(g)	GBP	1,075	1,437
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		$3,600	3,430
4.610% due 02/15/2023 •		3,100	3,076
6.500% due 09/15/2019 •(g)	EUR	600	672
7.000% due 09/15/2019 •(g)	GBP	1,100	1,375
8.000% due 12/15/2020 •(g)	EUR	2,000	2,434
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,023
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,700	3,627
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	200	235
6.625% due 06/29/2021 •(g)		1,200	1,497
6.875% due 03/19/2020		3,000	3,717
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)		$1,700	1,662
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026		1,100	1,091
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		5,300	4,896
4.250% due 10/14/2021		6,200	6,066
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,200	1,369
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$1,100	1,097
3.408% (US0003M + 1.000%) due 01/09/2020 ~		1,800	1,782
3.448% due 08/12/2019 •		7,300	7,273
3.754% (US0003M + 0.930%) due 09/24/2020 ~		3,000	2,947
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,194
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,595
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,577
3.400% due 03/08/2021		700	698
3.640% (US0003M + 1.000%) due 05/18/2024 ~		600	585
4.292% due 09/12/2026 •		1,500	1,483
4.300% due 03/08/2026		500	494
4.750% due 07/04/2029 •(g)	EUR	1,300	1,349
5.875% due 09/28/2026 •(g)	GBP	1,400	1,711
6.250% due 03/23/2023 •(g)(h)		$1,800	1,690
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,031
3.411% (US0003M + 0.610%) due 06/18/2022 ~		3,600	3,562
3.797% due 07/23/2024 •		1,300	1,303
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		1,900	1,881
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		2,400	2,377

7.000% due 06/27/2019 •(g)	GBP	1,000	1,278
7.500% due 09/27/2025 •(g)(h)		$1,600	1,548
7.625% due 06/27/2023 •(g)	GBP	780	1,025
Morgan Stanley
3.887% (US0003M + 1.400%) due 10/24/2023 ~		$200	199
Nationwide Building Society
4.363% due 08/01/2024 •		1,500	1,471
6.875% due 06/20/2019 •(g)	GBP	200	258
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$1,400	1,339
3.086% (US0003M + 0.650%) due 07/13/2022 ~		2,400	2,331
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,912
4.519% due 06/25/2024 •		1,200	1,179
5.076% due 01/27/2030 •		1,700	1,643
7.500% due 08/10/2020 •(g)(h)		200	198
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,500	2,485
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	690	858
UBS AG
5.125% due 05/15/2024		$3,000	2,993
7.625% due 08/17/2022 (h)		3,350	3,576
UniCredit SpA
7.830% due 12/04/2023		6,100	6,388
Wells Fargo & Co.
3.000% due 04/22/2026		1,000	933

			143,628

INDUSTRIALS 1.2%
AbbVie, Inc.
3.200% due 11/06/2022		100	99
Allergan Finance LLC
3.250% due 10/01/2022		300	294
Allergan Funding SCS
3.450% due 03/15/2022		1,800	1,774
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,029
BAT Capital Corp.
2.764% due 08/15/2022		900	851
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,600	1,570
Charter Communications Operating LLC
4.464% due 07/23/2022		700	707
4.908% due 07/23/2025		1,500	1,493
CVS Health Corp.
3.500% due 07/20/2022		200	199
3.700% due 03/09/2023		2,800	2,772
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,296
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		2,700	2,673
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		750	743
Kraft Heinz Foods Co.
3.500% due 07/15/2022		200	197
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,788
SASOL Financing USA LLC
5.875% due 03/27/2024		1,000	999
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		960	947

			19,431

UTILITIES 1.3%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,100	4,088
3.488% (US0003M + 0.750%) due 06/01/2021 ~		5,900	5,864
3.956% (US0003M + 1.180%) due 06/12/2024 ~		3,900	3,786
Petrobras Global Finance BV
5.999% due 01/27/2028		2,101	1,983
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~		2,500	2,470

Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,700	1,650

		19,841

Total Corporate Bonds & Notes (Cost $185,801)		182,900

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,568

COLORADO 0.5%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,409

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	550	606
7.750% due 01/01/2042	900	964

		1,570

Total Municipal Bonds & Notes (Cost $10,486)		10,547

U.S. GOVERNMENT AGENCIES 27.5%
Fannie Mae
2.310% due 08/01/2022	200	197
2.375% due 12/25/2036 •	65	65
2.665% due 09/25/2042 •	246	244
2.856% due 03/25/2037 - 07/25/2037 •	37	37
2.886% due 07/25/2037 •	42	42
2.906% due 09/25/2035 •	98	98
2.920% due 06/01/2022	2,328	2,337
3.136% due 05/25/2040 •	71	72
3.155% due 05/01/2022	1,760	1,770
3.226% due 06/25/2037 •	46	46
3.236% due 06/25/2040 •	508	515
3.253% due 06/01/2043 - 07/01/2044 •	134	133
3.256% due 11/25/2039 - 01/25/2040 •	113	115
3.326% due 12/25/2039 •	29	29
3.406% due 07/25/2039 •	17	17
3.446% due 01/01/2035 •	64	67
3.500% due 07/01/2045 - 09/01/2048	46,735	46,769
3.575% due 12/01/2033 •	16	17
3.844% due 11/01/2035 •	27	28
3.917% due 05/01/2035 •	5	5
4.000% due 12/01/2018 - 11/01/2028	2,477	2,537
4.035% due 10/01/2034 •	8	9
4.050% due 03/01/2035 •	2	2
4.119% due 11/01/2034 •	2	2
4.120% due 05/25/2035 ~	15	16
4.178% due 12/01/2033 •	73	77
4.188% due 10/01/2035 •	24	25
4.258% due 06/01/2035 •	200	212
4.269% due 09/01/2035 •	76	79
4.314% due 07/01/2035 •	74	78
4.322% due 05/01/2036 •	55	57
4.327% due 07/01/2035 •	62	65
4.340% due 07/01/2036 •	57	59
4.342% due 09/01/2036 •	45	46
4.387% due 06/01/2035 •	107	112
4.415% due 07/01/2034 •	122	127
4.420% due 08/01/2035 •	158	166
4.436% due 08/01/2036 •	53	55
4.455% due 08/01/2035 •	44	46
4.487% due 09/01/2035 •	10	10
4.500% due 04/01/2019 - 06/01/2042	4,468	4,648
5.000% due 06/01/2023 - 05/01/2041	3,803	4,038
5.500% due 10/01/2021 - 12/01/2039	1,922	2,061
6.000% due 05/01/2035 - 05/01/2041	512	556
6.500% due 09/01/2034	5	5
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	195,976	195,931
4.000% due 01/01/2034 - 02/01/2049	138,600	141,227
4.500% due 01/01/2034	1,000	1,018
Freddie Mac
2.636% due 08/25/2031 •	53	53
2.785% due 02/15/2037 •	4	4
3.005% due 07/15/2041 •	493	497
3.025% due 06/15/2041 •	521	525
3.125% due 08/15/2037 •	133	135
3.155% due 08/15/2037 •	163	165

3.156% due 02/25/2045 •	22	22
3.310% due 01/15/2038 •	82	83
4.500% due 01/15/2041 - 04/01/2041	321	340
5.000% due 03/01/2038	2,459	2,608
5.500% due 06/01/2027 - 05/01/2040	1,211	1,298
6.000% due 02/01/2034 - 10/01/2039	1,424	1,547
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	12,757	12,859
5.000% due 06/15/2034 - 06/15/2041	2,717	2,879
6.000% due 05/15/2037 - 07/15/2037	90	97
Ginnie Mae, TBA
5.000% due 01/01/2049	6,200	6,451
NCUA Guaranteed Notes
2.830% due 10/07/2020 •	98	98
Small Business Administration
5.290% due 12/01/2027	91	94
5.600% due 09/01/2028	864	928

Total U.S. Government Agencies (Cost $432,373)		436,550

U.S. TREASURY OBLIGATIONS 22.0%
U.S. Treasury Bonds
2.750% due 08/15/2047 (m)	700	664
3.000% due 08/15/2048	600	598
4.375% due 05/15/2040 (m)	12,100	14,882
4.625% due 02/15/2040 (m)	8,700	11,046
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (k)(m)	7,256	7,059
0.125% due 01/15/2022 (m)	15,084	14,645
0.125% due 04/15/2022 (k)(m)	31,819	30,793
0.125% due 07/15/2022 (k)(m)	45,747	44,444
0.125% due 01/15/2023 (k)(m)	21,473	20,745
0.125% due 07/15/2024 (k)(m)	21,939	21,046
0.250% due 01/15/2025 (m)	427	409
0.375% due 01/15/2027 (m)	9,841	9,354
0.375% due 07/15/2027 (m)	414	393
0.500% due 01/15/2028	820	783
0.750% due 07/15/2028 (m)	93,994	92,076
1.000% due 02/15/2048 (m)	18,664	17,728
1.750% due 01/15/2028 (m)	362	385
U.S. Treasury Notes
2.000% due 07/31/2022 (k)(m)	21,900	21,545
2.000% due 11/15/2026 (m)	8,600	8,218
2.375% due 08/15/2024 (m)	18,300	18,138
2.375% due 05/15/2027	5,700	5,586
2.750% due 02/15/2024 (m)	9,000	9,099

Total U.S. Treasury Obligations (Cost $355,886)		349,636

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	40	40
APS Resecuritization Trust
2.423% due 08/28/2054 ~	12,849	12,105
Banc of America Funding Trust
2.660% due 10/20/2046 ^•	229	211
2.750% due 06/20/2047 •	522	446
5.912% due 10/25/2036 Ø	4,866	4,435
Bear Stearns Adjustable Rate Mortgage Trust
4.689% due 01/25/2034 ~	401	405
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	211	210
2.946% due 07/25/2035 •	491	491
4.209% due 09/25/2035 ~	50	41
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ~	204	185
BellaVista Mortgage Trust
3.104% due 01/22/2045 •	1,829	1,773
Chase Mortgage Finance Trust
4.256% due 02/25/2037 ~	733	736
ChaseFlex Trust
2.806% due 07/25/2037 •	726	668
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.756% due 01/25/2036 •	551	540
2.756% due 06/25/2036 •	559	562
2.806% due 08/25/2035 •	1,970	1,960
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	59	59
4.820% due 10/25/2035 •	27	28
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034	1,385	1,416
Countrywide Alternative Loan Trust
2.666% due 12/25/2046 ^•	528	522
2.686% due 05/25/2047 •	215	208
2.696% due 09/25/2046 ^•	977	900

2.786% due 02/25/2037 •	1,101	999
3.006% due 05/25/2035 ^•	6,384	5,579
3.325% due 05/25/2036 ~	942	748
3.717% due 08/25/2035 •	2,700	2,644
6.000% due 06/25/2047	5,402	4,417
Countrywide Home Loan Mortgage Pass-Through Trust
3.306% due 09/25/2034 •	126	116
4.592% due 02/20/2036 ^•	29	25
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.836% due 02/25/2036 •	2,555	2,345
First Horizon Alternative Mortgage Securities Trust
3.772% due 08/25/2035 ^~	293	261
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	94	77
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	70	70
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~	173	176
4.464% due 11/25/2035 ~	79	79
6.000% due 05/25/2037 ^	548	501
HarborView Mortgage Loan Trust
2.970% due 01/19/2036 •	663	522
3.010% due 03/19/2035 •	2,443	2,363
IndyMac Mortgage Loan Trust
2.706% due 11/25/2046 •	17,566	16,069
3.928% due 01/25/2036 ^~	177	160
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	16	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	317	308
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	146	141
Residential Accredit Loans, Inc. Trust
2.691% due 08/25/2036 •	1,623	1,480
4.745% due 12/25/2035 ~	575	520
Residential Asset Securitization Trust
6.000% due 09/25/2036	1,054	640
6.000% due 05/25/2037 ^	523	444
6.250% due 07/25/2036 ^	589	583
Sequoia Mortgage Trust
2.670% due 07/20/2036 •	473	453
2.680% due 06/20/2036 •	508	488
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 10/25/2035 •	3,206	3,040
3.557% due 01/25/2035 •	173	163
3.982% due 01/25/2035 ~	172	170
4.209% due 08/25/2035 ~	127	126
4.370% due 09/25/2035 ~	149	134
4.406% due 08/25/2034 ~	198	199
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •	75	74
2.786% due 02/25/2036 ^•	113	107
3.281% due 05/25/2047 ~	3,920	3,511
Wachovia Mortgage Loan Trust LLC
4.694% due 05/20/2036 ^~	244	239
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •	86	85
2.518% due 12/25/2046 •	528	522
2.579% due 08/25/2046 •	7,253	7,059
2.579% due 10/25/2046 •	121	116
2.776% due 12/25/2045 •	6,051	6,004
2.796% due 10/25/2045 •	36	36
3.030% due 01/25/2037 ^~	1,028	943
3.146% due 01/25/2045 •	206	212
3.147% due 06/25/2046 •	6,969	6,733
3.157% due 02/25/2046 •	549	546
3.357% due 11/25/2042 •	43	41
3.600% due 06/25/2037 ^~	2,829	2,703
3.676% due 12/25/2036 ^~	314	297
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	2,427	2,136
Wells Fargo Alternative Loan Trust
4.486% due 07/25/2037 ^~	4,626	4,315
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~	1,688	1,652
4.607% due 03/25/2036 ~	135	137

Total Non-Agency Mortgage-Backed Securities (Cost $98,014)		111,461

ASSET-BACKED SECURITIES 9.2%
ACE Securities Corp. Home Equity Loan Trust
3.121% due 12/25/2035 •	4,500	4,178
Allegro CLO Ltd.
3.740% due 01/30/2026 •	764	764

Americredit Automobile Receivables Trust
2.429% due 08/19/2019		3,084	3,083
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.326% due 02/25/2034 •		1,338	1,295
Asset-Backed Funding Certificates Trust
2.726% due 01/25/2037 •		3,750	2,424
3.556% due 03/25/2034 •		3,982	3,705
Asset-Backed Securities Corp. Home Equity Loan Trust
2.796% due 03/25/2036 •		11,443	9,107
3.466% due 07/25/2035 •		500	498
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •		1,897	2,244
2.776% due 06/25/2036 •		4,800	4,769
3.186% due 10/25/2035 •		3,561	3,476
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		4,217	4,273
Citigroup Mortgage Loan Trust
2.666% due 09/25/2036 •		4,338	3,242
Citigroup Mortgage Loan Trust, Inc.
3.406% due 09/25/2035 ^•		3,987	4,010
Countrywide Asset-Backed Certificates
2.656% due 01/25/2037 •		2,071	2,067
2.706% due 06/25/2037 ^•		3,528	3,178
2.756% due 01/25/2046 •		8,216	7,763
2.756% due 06/25/2047 •		2,200	2,049
2.766% due 12/25/2036 •		7,400	7,115
4.700% due 10/25/2046 ^~		1,601	1,564
Credit Suisse Mortgage Capital Asset-Backed Trust
3.106% due 09/25/2037 •		4,057	3,972
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •		27	17
CWABS Revolving Home Equity Loan Trust
2.675% due 12/15/2029 •		194	192
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		2,800	2,782
Fremont Home Loan Trust
2.566% due 01/25/2037 •		14	8
GSAMP Trust
2.736% due 01/25/2037 •		4,200	3,543
2.746% due 12/25/2035 •		1,654	1,651
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		1,000	998
Home Equity Asset Trust
4.106% due 12/25/2034 •		985	972
Lehman XS Trust
2.646% due 02/25/2037 «•		0	4
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •		17	17
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 01/25/2037 •		4,195	2,136
2.756% due 03/25/2037 •		3,544	1,873
3.436% due 11/25/2034 •		676	671
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø		970	530
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		1,153	1,154
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		754	754
NovaStar Mortgage Funding Trust
2.636% due 03/25/2037 •		6,027	4,503
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		329	328
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		1,100	1,100
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		27	27
Residential Asset Mortgage Products Trust
2.666% due 02/25/2037 •		1,203	1,197
Residential Asset Securities Corp. Trust
2.926% due 10/25/2035 •		1,000	994
Securitized Asset-Backed Receivables LLC Trust
2.756% due 05/25/2036 •		11,262	7,181
SG Mortgage Securities Trust
2.686% due 02/25/2036 •		11,651	7,544
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		58	58
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	291	332
Soundview Home Loan Trust
2.676% due 03/25/2037 •		$475	473
Specialty Underwriting & Residential Finance Trust
2.806% due 12/25/2036 •		2,605	2,538
Structured Asset Investment Loan Trust
3.226% due 06/25/2035 •		20,000	19,972
Structured Asset Securities Corp. Mortgage Loan Trust
2.666% due 03/25/2036 •		2,982	2,805

2.716% due 02/25/2037 •		4,247	4,188
2.826% due 05/25/2037 •		610	607

Total Asset-Backed Securities (Cost $129,865)			145,925

SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		6,950	3,835
5.875% due 01/11/2028		3,400	2,456
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	4,607	118
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,633	43
59.257% (ARLLMONP) due 06/21/2020 ~(a)		81,636	2,335
Brazil Government International Bond
5.625% due 02/21/2047		$3,300	3,124
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	21,775	6,308
6.000% due 05/15/2055		16,726	5,083
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,778
Israel Government International Bond
4.125% due 01/17/2048		800	785
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	2,076,624	19,553
Peru Government International Bond
5.940% due 02/12/2029	PEN	5,100	1,544
6.350% due 08/12/2028		19,000	5,928
8.200% due 08/12/2026		8,400	2,929
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	3,678
Saudi Government International Bond
4.000% due 04/17/2025		1,700	1,689
4.500% due 04/17/2030		1,400	1,395
5.000% due 04/17/2049		850	821

Total Sovereign Issues (Cost $72,485)			66,402

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.2%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
2.890% due 10/25/2019		$7,900	7,905
Lloyds Bank Corporate Markets PLC
2.908% due 10/26/2020		4,000	4,001

			11,906

REPURCHASE AGREEMENTS (i) 0.0%
			584

ARGENTINA TREASURY BILLS 0.0%
(5.251)% due 01/31/2019 - 06/28/2019 (c)(d)	ARS	14,717	435

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	3,300	3,775

JAPAN TREASURY BILLS 12.1%
(0.264)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	21,020,000	191,788

U.S. TREASURY BILLS 0.1%
2.346% due 02/07/2019 (c)(d)(m)	$1,409	1,406

Total Short-Term Instruments (Cost $204,230)		209,894

Total Investments in Securities (Cost $1,493,677)		1,517,790

	SHARES
INVESTMENTS IN AFFILIATES 39.1%
SHORT-TERM INSTRUMENTS 39.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 39.1%
PIMCO Short Asset Portfolio	27,020,755	268,100
PIMCO Short-Term Floating NAV Portfolio III	35,683,804	352,699

Total Short-Term Instruments (Cost $623,087)		620,799

Total Investments in Affiliates (Cost $623,087)		620,799

Total Investments 134.7% (Cost $2,116,764)		$2,138,589
Financial Derivative Instruments (j)(l) (9.0)% (Cost or Premiums, net $12,778)		(143,236)
Other Assets and Liabilities, net (25.7)%		(407,927)

Net Assets 100.0%		$1,587,426

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$584	U.S. Treasury Notes 2.875% due 09/30/2023	$(597)	$584	$584

Total Repurchase Agreements						$(597)	$584	$584

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$6,200	$(6,482)	$(6,491)
Sovereign Issues (0.7)%
Canada Government Bond	2.750	12/01/2048	CAD	13,500	(11,265)	(11,161)

Total Short Sales (1.1)%					$(17,747)	$(17,652)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,368) at a weighted average interest rate of 1.567%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $41 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	408	$408	$3	$1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	1,579	1,579	14	2
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	338	338	3	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	676	676	6	5

Total Purchased Options					$26	$8

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	709	$709	$(116)	$(34)

Total Written Options					$(116)	$(34)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	7,306	$1,777,002	$(1,098)	$0	$0
90-Day Eurodollar September Futures	09/2020	900	219,476	867	68	0
Euro-Bobl March Futures	03/2019	450	68,326	177	0	(15)
Euro-Bund 10-Year Bond March Futures	03/2019	159	29,793	346	0	(35)
U.S. Treasury 5-Year Note March Futures	03/2019	1,222	140,148	1,290	305	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,059	251,230	6,008	804	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	458	73,581	951	272	0
United Kingdom Long Gilt March Futures	03/2019	162	25,433	194	83	(27)

				$8,735	$1,532	$(77)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	7,307	$(1,780,077)	$(6,652)	$0	$(365)
90-Day Eurodollar September Futures	09/2021	900	(219,488)	(1,059)	0	(124)
Australia Government 10-Year Bond March Futures	03/2019	350	(32,707)	(329)	0	(155)
U.S. Treasury 2-Year Note March Futures	03/2019	504	(107,006)	(740)	0	(71)
U.S. Treasury 30-Year Bond March Futures	03/2019	994	(145,124)	(2,898)	0	(466)

				$(11,678)	$0	$(1,181)

Total Futures Contracts				$(2,943)	$1,532	$(1,258)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.906%	$900	$166	$(64)	$102	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	1.083	2,700	449	(144)	305	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2022	1.343	350	59	(16)	43	0	(1)

						$674	$(224)	$450	$0	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$1,800	$109	$(51)	$58	$3	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	1,400	69	(38)	31	2	0

					$178	$(89)	$89	$5	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	120,300	$(15)	$(1,344)	$(1,359)	$0	$(11)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,500	(277)	436	159	0	(77)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$37,600	(217)	72	(145)	0	(7)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(6,622)	(1,827)	17	0
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		464,000	76	1,533	1,609	101	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		464,000	(16)	(1,956)	(1,972)	0	(199)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		45,400	1,708	(604)	1,104	0	(82)
Receive	3-Month USD-LIBOR	2.980	Semi-Annual	09/26/2023		194,600	180	(5,109)	(4,929)	0	(361)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		283,700	0	7,573	7,573	524	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		64,400	(682)	1,033	351	126	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	78	(103)	194	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		160,100	(16)	(3,035)	(3,051)	0	(469)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		50,000	0	(969)	(969)	0	(146)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		192,000	11,935	(4,880)	7,055	0	(516)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	196	54	0	(6)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	222	138	0	(143)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		125,820	(2,982)	11,227	8,245	0	(403)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,900	554	341	895	0	(33)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	1,026	480	0	(117)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(387)	432	0	(43)
Pay (5)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		120,100	0	2,770	2,770	242	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		35,900	0	(779)	(779)	0	(145)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		130,600	(456)	3,256	2,800	671	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		97,200	581	(3,032)	(2,451)	0	(593)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		42,100	0	(2,214)	(2,214)	0	(251)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		9,000	0	(433)	(433)	0	(54)
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		5,400	0	(159)	(159)	0	(32)
Receive (5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		5,100	0	(151)	(151)	0	(31)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	40,700	0	550	550	2	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		18,300	(286)	(217)	(503)	0	(17)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	414,900	902	577	1,479	0	(6)
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		414,900	29	632	661	27	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		50,500	(45)	(523)	(568)	0	(88)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		11,400	424	(501)	(77)	0	(55)
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,900	2	(274)	(272)	0	(31)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		29,300	0	(1,164)	(1,164)	0	(133)
Receive (5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		25,700	162	(1,041)	(879)	0	(96)
Receive (5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		21,000	0	(835)	(835)	0	(79)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,300	(39)	(375)	(414)	0	(71)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	47,590,000	1,368	1,163	2,531	23	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		18,930,000	(403)	(1,620)	(2,023)	0	(60)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		8,070,000	17	685	702	24	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		14,090,000	864	1,246	2,110	47	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(322)	(322)	0	(6)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,060,000	132	(740)	(608)	0	(18)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		520,000	0	(226)	(226)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		6,515,000	365	(2,727)	(2,362)	0	(60)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,540,000	593	131	724	0	(9)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(123)	(127)	0	(10)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	182	191	19	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	(197)	(200)	181	0
Receive	UKRPI	3.593	Maturity	11/15/2028		4,300	0	35	35	33	0
Receive	UKRPI	3.595	Maturity	11/15/2028		4,300	0	37	37	33	0
Receive	UKRPI	3.603	Maturity	11/15/2028		4,400	0	43	43	34	0

							$19,121	$(7,515)	$11,606	$2,298	$(4,463)

Total Swap Agreements							$19,973	$(7,828)	$12,145	$2,303	$(4,466)

(k)

Securities with an aggregate market value of $29,124 and cash of $2,927 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	29,236		$21,956	$536	$0
	01/2019		$1,939	ARS	78,929	119	0
	01/2019		10,913	CAD	14,620	0	(202)
	02/2019		18,491	NOK	156,670	0	(336)
	02/2019		24,865	TRY	141,952	1,269	0
BPS	01/2019	JPY	2,870,000		$25,479	0	(710)
	03/2019		$930	INR	66,692	21	0
BRC	01/2019	JPY	177,000		$1,598	0	(17)
CBK	01/2019	BRL	38,671		9,905	0	(73)
	01/2019	GBP	2,211		2,830	11	0
	01/2019	JPY	3,650,000		32,408	0	(899)
	01/2019		$9,980	BRL	38,671	0	(2)
	01/2019		4,310	CAD	5,671	0	(155)
	02/2019	EUR	2,950		$3,362	0	(30)
	03/2019		3,300		4,200	397	0
	03/2019	KRW	5,154,332		4,599	0	(42)
DUB	01/2019	BRL	38,671		9,980	2	0
	01/2019		$10,003	BRL	38,671	0	(25)
	02/2019	BRL	38,671		$9,983	24	0
FBF	04/2019	CNH	1,156		165	0	(4)
GLM	01/2019	AUD	936		671	12	0
	01/2019	GBP	18,652		23,818	60	(25)
	01/2019	JPY	3,330,000		29,545	0	(856)
	01/2019		$1,066	GBP	841	6	0
	02/2019	EUR	5,855		$6,687	0	(46)
HUS	01/2019		$23	ARS	921	1	0
	01/2019		12	MXN	251	0	0
	02/2019		2,563	EUR	2,227	0	(2)
	04/2019	ARS	1,183		$28	0	0
	01/2021	BRL	3,320		512	0	(285)
IND	02/2019	EUR	11,327		12,922	0	(103)
JPM	01/2019	AUD	761		562	26	0
	01/2019	CAD	3,747		2,844	99	0
	01/2019	JPY	3,496,000		30,921	0	(995)
	02/2019	TRY	129,946		22,169	0	(1,754)
	02/2019		$22,193	CNH	154,552	306	0
	03/2019	EUR	13,166		$15,714	553	0
	11/2019	CNH	155,240		22,193	0	(400)
MYI	01/2019	CAD	5,807		4,412	157	0
RYL	01/2019		6,648		4,967	96	0
SCX	02/2019		$15,866	CNH	110,567	230	0
	11/2019	CNH	111,071		$15,866	0	(299)
SOG	01/2019	CAD	8,558		6,434	164	0
	01/2019	RUB	7,837		118	6	0
SSB	01/2019	JPY	7,840,000		69,392	0	(2,223)
	01/2019		$2,638	CAD	3,506	0	(69)
	02/2019		4,750	EUR	4,191	69	0
	03/2019	SGD	20,565		$15,049	0	(66)
	03/2019	TWD	597,980		19,553	0	(135)
UAG	01/2019	JPY	2,362,385		20,855	0	(706)
	03/2019	HKD	4,015		514	1	0

Total Forward Foreign Currency Contracts						$4,165	$(10,459)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	8,320	$250	$7
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	8,081	75	8

							$325	$15

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$396,100	$1,466	$2,677
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	242,900	882	1,651
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	266,500	280	8
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	832,700	3,014	5,661
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	42,000	1,688	936
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	791,400	905	3,746

							$8,235	$14,679

Total Purchased Options							$8,560	$14,694

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$88,600	$(124)	$(52)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	88,700	(115)	(52)

						$(239)	$(104)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019	$	6,205	$(73)	$(50)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,865	(34)	(23)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	16,640	(250)	(2)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	24,852	(511)	(201)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		16,163	(75)	(4)

							$(943)	$(280)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$396,100	$(1,896)	$(2,958)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	242,900	(1,179)	(1,886)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	53,300	(280)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	832,700	(3,914)	(6,485)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	304,900	(1,689)	(528)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	316,600	(905)	(3,449)

							$(9,863)	$(15,311)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs(1)«	04/30/2019	$ 54,100	$(54)	$(54)

Total Written Options				$(11,117)	$(15,749)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	2,100	$391	$(47)	$344	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,150	211	(23)	188	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,050	200	(28)	172	0

								$802	$(98)	$704	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$27,362	$(5,638)	$3,658	$0	$(1,980)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,200	295	(185)	110	0

						$(5,343)	$3,473	$110	$(1,980)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(7)	$21	$14	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	1,508,393	1-Month USD-LIBOR plus a specified spread	Monthly	08/14/2019	$422,003	$0	$(1,003)	$0	$(1,003)
CBK	Receive	ERAUSLT Index	1,508,393	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2019	481,720	0	(64,631)	0	(64,631)
JPM	Receive	ERAUSLT Index	571,170	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	159,796	0	(378)	0	(378)
	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	217,721	0	(4,122)	0	(4,122)
	Receive	ERAUSLT Index	26,742	1-Month USD-LIBOR plus a specified spread	Monthly	09/19/2019	7,482	0	(19)	0	(19)
	Receive	ERAUSLT Index	1,353,704	1-Month USD-LIBOR plus a specified spread	Maturity	10/17/2019	437,991	0	(62,667)	0	(62,667)

								$0	$(132,820)	$0	$(132,820)

Total Swap Agreements								$(4,548)	$(129,424)	$828	$(134,800)

(m)

Securities with an aggregate market value of $229,083 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,781	$2,694	$4,475
Corporate Bonds & Notes
Banking & Finance	0	143,628	0	143,628
Industrials	0	19,431	0	19,431
Utilities	0	19,841	0	19,841
Municipal Bonds & Notes
California	0	1,568	0	1,568
Colorado	0	7,409	0	7,409
Illinois	0	1,570	0	1,570
U.S. Government Agencies	0	436,550	0	436,550
U.S. Treasury Obligations	0	349,636	0	349,636
Non-Agency Mortgage-Backed Securities	0	111,461	0	111,461
Asset-Backed Securities	0	145,921	4	145,925
Sovereign Issues	0	66,402	0	66,402
Short-Term Instruments
Certificates of Deposit	0	11,906	0	11,906
Repurchase Agreements	0	584	0	584
Argentina Treasury Bills	0	435	0	435
Greece Treasury Bills	0	3,775	0	3,775
Japan Treasury Bills	0	191,788	0	191,788
U.S. Treasury Bills	0	1,406	0	1,406
	$0	$1,515,092	$2,698	$1,517,790

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$620,799	$0	$0	$620,799

Total Investments	$620,799	$1,515,092	$2,698	$2,138,589

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,161)	0	(11,161)
U.S. Government Agencies	0	(6,491)	0	(6,491)
	$0	$(17,652)	$0	$(17,652)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,532	2,311	0	3,843
Over the counter	0	19,687	0	19,687
	$1,532	$21,998	$0	$23,530

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,258)	(4,500)	0	(5,758)
Over the counter	0	(160,954)	(54)	(161,008)

	$(1,258)	$(165,454)	$(54)	$(166,766)

Total Financial Derivative Instruments	$274	$(143,456)	$(54)	$(143,236)

Totals	$621,073	$1,353,984	$2,644	$1,977,701

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS International Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$488	$469
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~		1,778	1,537

Total Loan Participations and Assignments (Cost $2,252)			2,006

CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 8.2%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		300	301
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,111
Barclays PLC
3.200% due 08/10/2021		2,800	2,722
4.009% (US0003M + 1.380%) due 05/16/2024 ~		900	858
4.610% due 02/15/2023 •		400	397
6.500% due 09/15/2019 •(h)	EUR	600	672
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,400	1,411
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	400	496
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$900	831
4.250% due 10/14/2021		2,500	2,446
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		474	492
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	342
FCE Bank PLC
1.875% due 06/24/2021		100	114
Ford Motor Credit Co. LLC
2.989% (US0003M + 0.430%) due 11/02/2020 ~		$400	389
3.448% due 08/12/2019 •		2,500	2,491
3.754% (US0003M + 0.930%) due 09/24/2020 ~		400	393
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		843	847
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,000	998
Hospitality Properties Trust
5.000% due 08/15/2022		800	818
HSBC Holdings PLC
3.400% due 03/08/2021		700	698
3.908% (US0003M + 1.500%) due 01/05/2022 ~		600	606
4.300% due 03/08/2026		500	494
4.750% due 07/04/2029 •(h)	EUR	300	311
4.875% due 01/14/2022		$900	931
5.875% due 09/28/2026 •(h)	GBP	200	244
6.500% due 03/23/2028 •(h)(i)		$300	273
JPMorgan Chase & Co.
5.990% (US0003M + 3.470%) due 01/30/2019 ~(h)		400	396
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)	GBP	2,200	2,811
Nationwide Building Society
4.363% due 08/01/2024 •		$300	294
Navient Corp.
5.875% due 03/25/2021		100	96
8.000% due 03/25/2020		200	204
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)		1,300	1,290
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		200	194
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	350	435
UBS AG
7.625% due 08/17/2022 (i)		$1,200	1,281
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		200	198
3.566% (US0003M + 0.950%) due 08/15/2023 ~		200	196
4.125% due 09/24/2025		200	199

UniCredit SpA
7.830% due 12/04/2023	1,300	1,361
Wells Fargo & Co.
3.757% (US0003M + 1.230%) due 10/31/2023 ~	200	199
6.558% (US0003M + 3.770%) due 03/15/2019 ~(h)	300	298

		32,138

INDUSTRIALS 2.8%
AbbVie, Inc.
2.900% due 11/06/2022	800	779
Activision Blizzard, Inc.
2.600% due 06/15/2022	700	680
Allergan Sales LLC
5.000% due 12/15/2021	500	515
BAT Capital Corp.
2.297% due 08/14/2020	400	391
2.764% due 08/15/2022	800	756
Charter Communications Operating LLC
4.464% due 07/23/2022	900	909
4.908% due 07/23/2025	800	796
Conagra Brands, Inc.
3.800% due 10/22/2021	400	400
Constellation Brands, Inc.
2.250% due 11/06/2020	300	294
CVS Health Corp.
3.500% due 07/20/2022	100	99
Danone S.A.
2.077% due 11/02/2021	200	193
Dell International LLC
4.420% due 06/15/2021	600	600
Ecolab, Inc.
4.350% due 12/08/2021	300	309
EQT Corp.
2.500% due 10/01/2020	100	98
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~	200	198
Georgia-Pacific LLC
5.400% due 11/01/2020	200	207
Imperial Brands Finance PLC
2.950% due 07/21/2020	600	591
Interpublic Group of Cos., Inc.
4.000% due 03/15/2022	500	505
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021	200	206
Komatsu Finance America, Inc.
2.118% due 09/11/2020	200	196
Kraft Heinz Foods Co.
3.500% due 06/06/2022	800	794
5.200% due 07/15/2045	100	92
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	300	298
SASOL Financing USA LLC
5.875% due 03/27/2024	200	200
TTX Co.
2.600% due 06/15/2020	250	247
United Technologies Corp.
3.100% due 06/01/2022	600	588

		10,941

UTILITIES 0.9%
AT&T, Inc.
3.956% (US0003M + 1.180%) due 06/12/2024 ~	500	485
Baltimore Gas & Electric Co.
3.500% due 11/15/2021	100	101
BG Energy Capital PLC
4.000% due 10/15/2021	300	304
Duke Energy Corp.
3.050% due 08/15/2022	500	490
3.550% due 09/15/2021	300	301
Entergy Corp.
5.125% due 09/15/2020	100	102
NextEra Energy Capital Holdings, Inc.
4.500% due 06/01/2021	600	611
Petrobras Global Finance BV
5.299% due 01/27/2025	106	102
Telstra Corp. Ltd.
4.800% due 10/12/2021	500	520

Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	400	388

		3,404

Total Corporate Bonds & Notes (Cost $47,027)		46,483

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	35	38
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	595

		633

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	330

Total Municipal Bonds & Notes (Cost $928)		963

U.S. GOVERNMENT AGENCIES 25.9%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	956	875
2.836% due 04/25/2037 •	10	10
2.856% due 07/25/2037 •	18	18
3.026% due 10/25/2040 •	60	60
3.544% due 03/25/2037 •(a)	515	64
3.594% due 04/25/2037 •(a)	1,386	176
3.644% due 11/25/2039 •(a)	244	33
3.874% due 03/25/2037 •(a)	638	86
3.894% due 05/25/2037 •(a)	1,688	240
4.209% due 11/25/2040 •	4	4
4.284% due 04/25/2037 •(a)	2,980	515
4.694% due 02/25/2037 •(a)	270	39
5.000% due 08/01/2033	58	62
5.144% due 07/25/2033 •(a)	155	25
5.500% due 03/01/2028	13	13
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	67,100	67,084
4.000% due 01/01/2049 - 02/01/2049	27,000	27,518
Freddie Mac
2.755% due 05/15/2037 •	18	18
4.115% due 09/15/2036 •(a)	493	71
5.000% due 04/15/2041	1,624	1,857
5.500% due 03/15/2034	294	317
5.835% due 02/15/2041 •	3	4
5.950% due 02/15/2040 •	169	196
7.502% due 09/15/2041 •	602	750
Ginnie Mae, TBA
5.000% due 02/01/2049	1,300	1,351

Total U.S. Government Agencies (Cost $100,300)		101,386

U.S. TREASURY OBLIGATIONS 27.7%
U.S. Treasury Bonds
3.000% due 08/15/2048	200	199
3.125% due 05/15/2048	560	572
4.625% due 02/15/2040	1,500	1,905
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021 (m)	2,241	2,180
0.125% due 04/15/2022 (m)	12,062	11,673
0.125% due 07/15/2022 (m)	1,540	1,496
0.250% due 01/15/2025	480	460
0.375% due 01/15/2027	628	597
0.500% due 01/15/2028	103	98
0.750% due 07/15/2028	6,951	6,809
1.000% due 02/15/2048	4,307	4,091
1.750% due 01/15/2028	1,086	1,155
2.000% due 01/15/2026	4,077	4,353
2.375% due 01/15/2025 (o)	29,448	31,851
2.375% due 01/15/2027	2,759	3,047
U.S. Treasury Notes
1.375% due 09/30/2020 (o)	200	196
1.375% due 10/31/2020 (o)	100	98
1.750% due 12/31/2020 (o)	200	197
2.000% due 11/30/2020 (o)	100	99
2.000% due 12/31/2021 (m)(o)	34,500	34,035
2.125% due 08/31/2020 (o)	100	99
2.750% due 05/31/2023 (m)(o)	2,200	2,225
2.875% due 08/15/2028	1,000	1,017

Total U.S. Treasury Obligations (Cost $110,298)		108,452

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Assets Trust
3.077% due 11/25/2046 •	11,440	5,772
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	204	207
Banc of America Funding Trust
4.360% due 06/20/2037 ^~	134	126
6.000% due 08/25/2036 ^	78	75
Banc of America Mortgage Trust
3.917% due 02/25/2034 ~	50	50
4.162% due 01/25/2035 ~	54	52
4.392% due 06/25/2034 ~	66	66
4.460% due 05/25/2033 ~	115	117
Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~	801	751
4.910% due 02/25/2036 •	36	36
Bear Stearns ALT-A Trust
2.826% due 01/25/2047 ^•	326	335
Chase Mortgage Finance Trust
4.032% due 01/25/2036 ^~	64	60
ChaseFlex Trust
2.806% due 07/25/2037 •	3,775	3,471
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 05/25/2036 •	950	934
Citigroup Mortgage Loan Trust
4.280% due 10/25/2035 ^•	200	202
4.820% due 10/25/2035 •	126	127
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	191	193
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^	410	392
6.000% due 06/25/2037 ^	524	506
Countrywide Alternative Loan Trust
2.680% due 09/20/2046 •	140	109
2.770% due 11/20/2035 •	408	391
2.806% due 08/25/2035 •	2,116	2,016
3.026% due 12/25/2035 •	51	50
3.557% due 08/25/2035 •	181	180
3.637% due 01/25/2036 •	596	600
6.000% due 08/25/2036 ^•	326	268
Countrywide Home Loan Mortgage Pass-Through Trust
3.106% due 05/25/2035 •	345	318
3.166% due 02/25/2035 •	34	34
4.225% due 10/20/2034 ~	110	101
5.750% due 05/25/2037 ^	34	28
Credit Suisse First Boston Mortgage Securities Corp.
4.254% due 09/25/2034 ~	140	140
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	106	97
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.006% due 02/25/2035 •	504	498
First Horizon Alternative Mortgage Securities Trust
3.813% due 12/25/2035 ~	264	236
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~	1,585	1,632
GSR Mortgage Loan Trust
3.980% due 04/25/2032 •	67	60
4.039% due 11/25/2035 ~	86	86
4.332% due 07/25/2035 ~	57	57
4.431% due 09/25/2035 ~	281	284
4.447% due 12/25/2034 ~	62	62
4.464% due 11/25/2035 ~	206	209
5.500% due 01/25/2037	240	253
HarborView Mortgage Loan Trust
4.157% due 10/19/2035 •	2,246	1,752
Impac Secured Assets CMN Owner Trust
4.203% due 07/25/2035 ~	230	195
IndyMac Mortgage Loan Trust
2.696% due 09/25/2046 •	458	409
JPMorgan Mortgage Trust
3.855% due 06/25/2035 ~	38	38
4.101% due 07/25/2035 ~	22	22
4.486% due 07/25/2035 ~	622	631
MASTR Adjustable Rate Mortgages Trust
4.438% due 11/21/2034 ~	80	82
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.315% due 08/15/2032 •	233	225
Merrill Lynch Alternative Note Asset Trust
2.616% due 03/25/2037 •	727	307
Merrill Lynch Mortgage Investors Trust
3.630% due 05/25/2036 ~	515	473
4.385% due 02/25/2033 •	167	165

Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	258
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~		21	22
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		296	250
Sequoia Mortgage Trust
3.194% due 05/20/2034 •		139	135
Structured Adjustable Rate Mortgage Loan Trust
3.982% due 01/25/2035 ~		391	386
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •		307	285
Suntrust Adjustable Rate Mortgage Loan Trust
4.496% due 01/25/2037 ^~		583	544
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		1,107	1,036
4.323% due 06/25/2047 •		143	129
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 08/25/2046 •		300	292
2.776% due 12/25/2045 •		1,164	1,157
2.863% due 12/25/2046 •		137	134
2.907% due 06/25/2047 •		1,189	1,141
4.087% due 08/25/2035 ~		210	212
4.222% due 06/25/2033 ~		269	272
Wells Fargo Mortgage-Backed Securities Trust
4.083% due 02/25/2035 ~		215	218
4.334% due 05/25/2036 ^~		50	51

Total Non-Agency Mortgage-Backed Securities (Cost $30,151)			32,002

ASSET-BACKED SECURITIES 11.3%
Bear Stearns Asset-Backed Securities Trust
2.676% due 03/25/2037 •		4,461	6,159
Centex Home Equity Loan Trust
3.151% due 03/25/2034 •		1,107	1,090
Chase Funding Trust
3.146% due 08/25/2032 •		64	63
Citigroup Mortgage Loan Trust
2.806% due 10/25/2036 •		664	523
Countrywide Asset-Backed Certificates
2.726% due 09/25/2037 ^•		1,600	1,350
2.776% due 03/25/2036 •		1,659	1,532
2.796% due 06/25/2036 •		409	408
2.946% due 04/25/2036 •		4,100	4,087
Countrywide Asset-Backed Certificates Trust
2.666% due 03/25/2037 •		150	149
EMC Mortgage Loan Trust
3.806% due 02/25/2041 •		32	31
GSAA Home Equity Trust
2.606% due 05/25/2037 •		1,060	543
3.560% due 03/25/2036 ~		942	425
MASTR Asset-Backed Securities Trust
5.206% due 07/25/2034 •		1,000	983
Morgan Stanley ABS Capital, Inc. Trust
2.596% due 01/25/2037 •		848	480
2.616% due 03/25/2037 •		3,316	1,726
2.636% due 02/25/2037 •		4,062	1,963
2.721% due 03/25/2037 •		11,255	5,602
3.421% due 03/25/2035 •		1,000	998
Morgan Stanley Dean Witter Capital, Inc. Trust
3.486% due 02/25/2033 •		531	521
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		503	502
North Carolina State Education Assistance Authority
3.306% due 07/25/2039 •		1,624	1,628
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		400	400
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		133	134
Residential Asset Mortgage Products Trust
2.806% due 03/25/2036 •		2,025	1,976
Securitized Asset-Backed Receivables LLC Trust
2.746% due 07/25/2036 •		1,286	713
3.466% due 01/25/2036 ^•		1,699	1,277
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	178	203
Specialty Underwriting & Residential Finance Trust
2.656% due 06/25/2037 •		$235	158
Structured Asset Investment Loan Trust
5.656% due 08/25/2033 •		540	505
Structured Asset Securities Corp. Mortgage Loan Trust
2.716% due 02/25/2037 •		4,105	4,049
Vericrest Opportunity Loan Transferee LLC
3.250% due 06/25/2047 Ø		1,219	1,216

Wells Fargo Home Equity Asset-Backed Securities Trust
3.006% due 12/25/2035 •		1,900	1,827
3.451% due 03/25/2035 •		1,100	1,107

Total Asset-Backed Securities (Cost $40,591)			44,328

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		600	331
5.875% due 01/11/2028		600	434
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,101	79
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		327	9
59.257% (ARLLMONP) due 06/21/2020 ~(a)		23,041	659
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	600	740
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	1,041
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	3,156	914
6.000% due 05/15/2055		2,209	671
Israel Government International Bond
4.125% due 01/17/2048		$500	491
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	302,421	2,847
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	333
6.350% due 08/12/2028		3,900	1,217
8.200% due 08/12/2026		1,600	558
Saudi Government International Bond
4.000% due 04/17/2025		$500	497
4.500% due 04/17/2030		400	399
5.000% due 04/17/2049		250	242

Total Sovereign Issues (Cost $12,879)			11,462

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.2%
Dommo Energia S.A. «(c)(j)		3,400,262	653
Dommo Energia S.A. SP - ADR «(c)		613	15

			668

UTILITIES 0.0%
Eneva S.A. (c)(j)		2,348	10

Total Common Stocks (Cost $99)			678

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
SL Green Realty Corp.
6.500% due 01/31/2019 (h)		121,300	3,060

Total Preferred Securities (Cost $3,016)			3,060

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (k) 0.1%			481

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
(1.643)% due 01/31/2019 - 06/28/2019 (d)(e)	ARS	11,276	340

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (e)(f)	EUR	1,100	1,258

JAPAN TREASURY BILLS 6.5%
(0.262)% due 01/09/2019 - 01/21/2019 (d)(e)	JPY	2,790,000	25,456

Total Short-Term Instruments (Cost $26,841)			27,535

Total Investments in Securities (Cost $374,382)			378,355

	SHARES
INVESTMENTS IN AFFILIATES 32.5%
SHORT-TERM INSTRUMENTS 32.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.5%
PIMCO Short-Term Floating NAV Portfolio III	12,883,337	127,339

Total Short-Term Instruments (Cost $127,331)		127,339

Total Investments in Affiliates (Cost $127,331)		127,339

Total Investments 129.1% (Cost $501,713)		$505,694
Financial Derivative Instruments (l)(n) (4.6)% (Cost or Premiums, net $1,605)		(18,195)
Other Assets and Liabilities, net (24.5)%		(95,794)

Net Assets 100.0%		$391,705

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$89	$653	0.17%
Eneva S.A.	12/21/2017	10	10	0.00

		$99	$663	0.17%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$481	U.S. Treasury Notes 2.875% due 09/30/2023	$(495)	$481	$481

Total Repurchase Agreements						$(495)	$481	$481

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	5.000%	02/01/2049		$1,300	$(1,359)	$(1,361)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	2,700	(2,253)	(2,232)

Total Short Sales (0.9)%					$(3,612)	$(3,593)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $8 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(41,312) at a weighted average interest rate of 1.869%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	114	$114	$(19)	$(6)

Total Written Options					$(19)	$(6)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,634	$397,430	$(36)	$0	$0
90-Day Eurodollar September Futures	09/2020	287	69,989	324	21	0
Euro-Bobl March Futures	03/2019	96	14,576	34	0	(3)
Mini MSCI EAFE Index March Futures	03/2019	25	2,145	(24)	1	0
U.S. Treasury 2-Year Note March Futures	03/2019	205	43,524	299	29	0
U.S. Treasury 5-Year Note March Futures	03/2019	2	229	2	1	0
U.S. Treasury 10-Year Note March Futures	03/2019	256	31,236	698	100	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	73	11,728	254	43	0

				$1,551	$195	$(3)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	1,634	$(398,063)	$(1,569)	$0	$(82)
90-Day Eurodollar September Futures	09/2021	287	(69,992)	(357)	0	(40)
Australia Government 10-Year Bond March Futures	03/2019	64	(5,981)	(75)	0	(28)
Euro-Bund 10-Year Bond March Futures	03/2019	23	(4,310)	(40)	5	0
U.S. Treasury 30-Year Bond March Futures	03/2019	218	(31,828)	(641)	0	(102)

				$(2,682)	$5	$(252)

Total Futures Contracts				$(1,131)	$200	$(255)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	0.713%	$2,500	$241	$(134)	$107	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$6,200	$(444)	$307	$(137)	$0	$(10)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	25,200	(489)	276	(213)	0	(9)

					$(933)	$583	$(350)	$0	$(19)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	16,600	$(38)	$(150)	$(188)	$0	$(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	2,700	(51)	81	30	0	(14)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$15,900	129	(6)	123	2	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		14,200	(118)	63	(55)	0	(2)
Pay (6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		121,200	(69)	489	420	26	0
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		126,400	35	(572)	(537)	0	(54)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		27,800	0	742	742	51	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		18,000	(191)	289	98	35	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	(120)	(39)	73	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		22,500	21	(450)	(429)	0	(66)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		6,400	0	(124)	(124)	0	(19)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		19,500	1,256	(538)	718	0	(52)
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	17	36	53	0	(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	12	13	0	(2)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		1,900	(4)	7	3	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		77,400	1,268	(133)	1,135	0	(279)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,400	304	(100)	204	0	(20)
Pay (6)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		27,000	101	522	623	54	0
Pay (6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		28,600	(103)	716	613	147	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		21,300	131	(668)	(537)	0	(130)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		200	20	(5)	15	0	(1)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		9,000	98	(571)	(473)	0	(54)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		1,500	0	(68)	(68)	0	(9)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		2,500	0	(120)	(120)	0	(15)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	15,200	(106)	311	205	1	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		4,000	(61)	(49)	(110)	0	(4)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	144,700	197	319	516	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		143,700	147	82	229	9	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		13,200	(629)	159	(470)	0	(7)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		100	(2)	3	1	1	0
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	(3)	(9)	(12)	0	(1)
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		9,200	(146)	(220)	(366)	0	(42)
Receive (6)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		7,700	(36)	(227)	(263)	0	(29)
Receive (6)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		2,700	0	(107)	(107)	0	(10)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		700	4	(50)	(46)	0	(8)
Pay (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	13,250,000	358	347	705	7	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		5,280,000	(72)	(492)	(564)	0	(17)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		1,080,000	2	92	94	3	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		3,840,000	214	361	575	13	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		110,000	0	(51)	(51)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		290,000	19	(105)	(86)	0	(2)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		140,000	0	(61)	(61)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,585,000	(40)	(535)	(575)	0	(15)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		400,000	367	(179)	188	0	(2)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(49)	(51)	0	(4)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,000	4	56	60	6	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	3,300	0	(27)	(27)	25	0
Receive	UKRPI	3.593	Maturity	11/15/2028		800	0	7	7	6	0
Receive	UKRPI	3.595	Maturity	11/15/2028		1,200	0	10	10	9	0
Receive	UKRPI	3.603	Maturity	11/15/2028		600	0	6	6	5	0

							$3,103	$(1,076)	$2,027	$473	$(871)

Total Swap Agreements							$2,411	$(627)	$1,784	$474	$(890)

(m)

Securities with an aggregate market value of $5,676 and cash of $3,084 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	$	1,278	ARS	52,017	$79	$0
	02/2019		2,657	NOK	22,515	0	(48)
	02/2019		3,787	TRY	21,621	193	0
BPS	01/2019	ARS	46,255	$	1,191	0	(15)
	01/2019	JPY	390,000		3,462	0	(96)
	01/2019	$	12	ARS	446	0	0
	02/2019		1,789	CAD	2,390	0	(37)
BRC	01/2019	JPY	49,400	$	446	0	(5)
	02/2019	$	463	NOK	3,965	0	(4)
CBK	01/2019	BRL	9,071	$	2,323	0	(17)
	01/2019	EUR	1,546		1,758	0	(14)
	01/2019	GBP	430		550	2	0
	01/2019	JPY	500,000		4,439	0	(123)
	01/2019	$	2,341	BRL	9,071	0	(1)
	02/2019	CAD	4,842	$	3,667	116	0
	02/2019	$	257	NOK	2,175	0	(5)
	03/2019	EUR	1,100	$	1,400	132	0
	03/2019	KRW	837,199		747	0	(7)
	03/2019	SGD	560		409	0	(2)
DUB	01/2019	BRL	9,071		2,341	1	0
	01/2019	$	2,346	BRL	9,071	0	(6)
	02/2019	BRL	9,071	$	2,342	6	0
GLM	01/2019	EUR	568		647	0	(4)
	01/2019	GBP	5,387		6,882	17	(5)
	01/2019	JPY	440,000		3,904	0	(113)
	02/2019	CAD	115		87	3	0
	02/2019	$	3,119	TRY	18,053	205	0
	03/2019	TWD	19,896	$	652	0	(3)
	04/2019	CNY	57,344		8,224	0	(110)
HUS	01/2019	$	126	MXN	2,593	6	0
	02/2019	CAD	4,730	$	3,569	101	0
	02/2019	$	13	ARS	540	0	0
	02/2019		2,442	CAD	3,242	0	(65)
	02/2019		488	NOK	4,165	0	(5)
	03/2019	SGD	935	$	682	0	(5)
	03/2019	TWD	27,380		898	0	(3)
	01/2021	BRL	970		150	0	(83)
IND	01/2019	JPY	389,300		3,434	0	(119)
	01/2019	MXN	17,200		845	0	(30)
JPM	01/2019	AUD	267		197	9	0
	01/2019	JPY	473,500		4,187	0	(136)
	01/2019	$	862	MXN	17,572	30	0
	02/2019	CAD	1,291	$	982	35	0
	02/2019	TRY	37,964		6,560	0	(429)
	02/2019	$	3,033	CNH	21,122	42	0
	02/2019		362	NOK	3,080	0	(5)
	03/2019	EUR	5,221	$	6,231	219	0
	11/2019	CNH	21,216		3,033	0	(55)
MYI	02/2019	CAD	1,242		929	18	0
RBC	02/2019	$	578	CAD	761	0	(19)
	03/2019	KRW	141,134	$	126	0	(1)
RYL	03/2019		103,357		92	0	(1)
	04/2019	$	8,194	CNH	57,145	124	0
SCX	02/2019		2,168		15,108	32	0
	11/2019	CNH	15,177	$	2,168	0	(41)
SSB	01/2019	JPY	1,020,000		9,028	0	(289)
	03/2019	SGD	3,325		2,433	0	(11)
	03/2019	TWD	91,563		2,994	0	(21)
TOR	02/2019	CAD	790		592	12	0
UAG	03/2019	HKD	1,920		246	0	0
	03/2019	KRW	132,483		118	0	(1)

Total Forward Foreign Currency Contracts						$1,382	$(1,934)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	1,210	$36	$1
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	1,155	11	1

							$47	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$58,200	$216	$393
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	35,600	129	242
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	135,500	142	4
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	122,100	442	830
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	13,500	543	301
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	103,500	118	490

							$1,590	$2,260

Total Purchased Options							$1,637	$2,262

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$14,200	$(20)	$(8)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	14,300	(18)	(8)

						$(38)	$(16)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$911	$(11)	$(7)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		421	(5)	(4)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	2,420	(36)	0
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	3,359	(69)	(27)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		2,310	(11)	(1)

							$(132)	$(39)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$58,200	$(279)	$(435)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	35,600	(173)	(276)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	27,100	(142)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	122,100	(574)	(951)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	97,800	(542)	(170)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	41,500	(118)	(452)

							$(1,828)	$(2,286)

Total Written Options							$(1,998)	$(2,341)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	500	$93	$(11)	$82	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		200	37	(5)	32	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		200	38	(5)	33	0

								$168	$(21)	$147	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,843	$(593)	$387	$0	$(206)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(1)	$4	$3	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERADXULT Index	64,026	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	$104,656	$0	$(255)	$0	$(255)
MEI	Receive	ERADXULT Index	5,346	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	8,899	0	(172)	0	(172)
	Receive	ERADXULT Index	25,392	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2019	166,039	0	(3,205)	0	(3,205)
SOG	Receive	ERADXULT Index	68,950	1-Month USD-LIBOR plus a specified spread	Maturity	10/10/2019	124,986	0	(13,399)	0	(13,399)

								$0	$(17,031)	$0	$(17,031)

Total Swap Agreements								$(426)	$(16,661)	$150	$(17,237)

(o)

Securities with an aggregate market value of $27,804 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,006	$0	$2,006
Corporate Bonds & Notes
Banking & Finance	0	32,138	0	32,138
Industrials	0	10,941	0	10,941
Utilities	0	3,404	0	3,404
Municipal Bonds & Notes
Illinois	0	633	0	633
Ohio	0	330	0	330
U.S. Government Agencies	0	101,386	0	101,386
U.S. Treasury Obligations	0	108,452	0	108,452
Non-Agency Mortgage-Backed Securities	0	32,002	0	32,002
Asset-Backed Securities	0	44,328	0	44,328
Sovereign Issues	0	11,462	0	11,462
Common Stocks
Energy	0	0	668	668
Utilities	10	0	0	10
Preferred Securities
Banking & Finance	3,060	0	0	3,060
Short-Term Instruments
Repurchase Agreements	0	481	0	481
Argentina Treasury Bills	0	340	0	340
Greece Treasury Bills	0	1,258	0	1,258
Japan Treasury Bills	0	25,456	0	25,456
	$3,070	$374,617	$668	$378,355

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127,339	$0	$0	$127,339

Total Investments	$130,409	$374,617	$668	$505,694

Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,232)	0	(2,232)
U.S. Government Agencies	0	(1,361)	0	(1,361)
	$0	$(3,593)	$0	$(3,593)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	200	474	0	674
Over the counter	0	3,794	0	3,794
	$200	$4,268	$0	$4,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(255)	(896)	0	(1,151)
Over the counter	0	(21,512)	0	(21,512)

	$(255)	$(22,408)	$0	$(22,663)

Total Financial Derivative Instruments	$(55)	$(18,140)	$0	$(18,195)

Totals	$130,354	$352,884	$668	$483,906

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS Small Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~		$467	$451
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~		99	85

Total Loan Participations and Assignments (Cost $565)			536

CORPORATE BONDS & NOTES 10.6%
BANKING & FINANCE 6.2%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		100	95
Barclays Bank PLC
7.625% US0003M + 0.400%) due 11/21/2022 (h)		300	311
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		200	191
4.610% due 02/15/2023 •		200	198
4.972% due 05/16/2029 •		200	193
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	101
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		200	196
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(g)	EUR	200	249
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		$200	178
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	239
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		300	277
4.250% due 10/14/2021		300	294
Discover Bank
4.650% due 09/13/2028		250	244
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	114
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$200	192
3.448% due 08/12/2019 •		500	498
3.754% (US0003M + 0.930%) due 09/24/2020 ~		200	196
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		300	301
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		100	100
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		200	197
3.908% (US0003M + 1.500%) due 01/05/2022 ~		200	202
4.300% due 03/08/2026		200	198
6.250% due 03/23/2023 •(g)(h)		200	188
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		200	196
3.411% (US0003M + 0.610%) due 06/18/2022 ~		200	198
3.797% due 07/23/2024 •		100	100
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		100	99
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	198
Nationwide Building Society
4.363% due 08/01/2024 •		200	196
6.875% due 06/20/2019 •(g)	GBP	100	129
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$100	96
3.086% (US0003M + 0.650%) due 07/13/2022 ~		100	97
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		200	191
7.500% due 08/10/2020 •(g)(h)		200	199
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		200	199
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	30	37
UBS AG
5.125% due 05/15/2024		$200	200
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		200	196

UniCredit SpA
7.830% due 12/04/2023		400	419
WPC Eurobond BV
2.250% due 04/09/2026	EUR	200	227

			7,929

INDUSTRIALS 3.2%
AbbVie, Inc.
2.900% due 11/06/2022		$200	195
BAT Capital Corp.
2.764% due 08/15/2022		100	94
3.496% (US0003M + 0.880%) due 08/15/2022 ~		100	98
Campbell Soup Co.
3.650% due 03/15/2023		200	195
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		300	295
4.464% due 07/23/2022		200	202
4.908% due 07/23/2025		200	199
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	200
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~		100	100
3.800% due 10/22/2021		100	100
CVS Health Corp.
3.500% due 07/20/2022		200	199
3.700% due 03/09/2023		100	99
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		300	299
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		100	100
INEOS Finance PLC
2.125% due 11/15/2025	EUR	200	212
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	206
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		100	99
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		200	192
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		30	30
Southern Co.
2.350% due 07/01/2021		200	195
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		100	99
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		300	297
United Technologies Corp.
3.650% due 08/16/2023		100	100
4.125% due 11/16/2028		200	199

			4,004

UTILITIES 1.2%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		300	299
3.488% (US0003M + 0.750%) due 06/01/2021 ~		400	398
3.956% (US0003M + 1.180%) due 06/12/2024 ~		200	194
BellSouth LLC
4.333% due 04/26/2021		400	401
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		100	100
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		100	98
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~		100	97

			1,587

Total Corporate Bonds & Notes (Cost $13,710)			13,520

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		50	55
7.750% due 01/01/2042		90	96

Total Municipal Bonds & Notes (Cost $138)			151

U.S. GOVERNMENT AGENCIES 24.6%
Fannie Mae
3.500% due 03/01/2048		1,435	1,436
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049		16,248	16,241
4.000% due 01/01/2049		12,300	12,543

Freddie Mac
5.000% due 04/15/2041	400	458
5.500% due 03/15/2034	203	220
Ginnie Mae, TBA
5.000% due 02/01/2049	400	416

Total U.S. Government Agencies (Cost $30,929)		31,314

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Bonds
3.000% due 08/15/2048	200	199
4.375% due 05/15/2040	300	369
4.625% due 02/15/2040	300	381
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	427	415
0.125% due 01/15/2022	782	759
0.125% due 04/15/2022	1,768	1,711
0.125% due 07/15/2022	1,210	1,175
0.250% due 01/15/2025	2,883	2,762
0.375% due 01/15/2027	1,570	1,493
0.375% due 07/15/2027	517	491
0.500% due 01/15/2028	103	98
0.750% due 07/15/2028	1,310	1,283
1.000% due 02/15/2048	1,231	1,169
1.750% due 01/15/2028	483	513
2.375% due 01/15/2027	6,521	7,201
U.S. Treasury Notes
1.375% due 09/30/2020 (m)	3,600	3,530
1.375% due 10/31/2020 (m)	1,900	1,862
1.500% due 08/15/2026 (m)	800	739
1.750% due 12/31/2020 (m)	5,800	5,717
2.000% due 11/30/2020 (m)	1,050	1,040
2.000% due 11/15/2026	300	287
2.125% due 08/31/2020 (m)	3,000	2,980
2.250% due 08/15/2027 (m)	500	484

Total U.S. Treasury Obligations (Cost $37,377)		36,658

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Mortgage Trust
3.917% due 02/25/2034 ~	37	37
4.162% due 01/25/2035 ~	56	54
Bear Stearns Adjustable Rate Mortgage Trust
4.910% due 02/25/2036 •	36	36
Bear Stearns ALT-A Trust
2.846% due 12/25/2046 ^•	46	47
4.649% due 11/25/2035 ^~	640	596
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	166	116
ChaseFlex Trust
2.806% due 07/25/2037 •	415	381
Citigroup Mortgage Loan Trust
4.380% due 08/25/2035 ^~	80	61
4.820% due 10/25/2035 •	20	21
Citigroup Mortgage Loan Trust, Inc.
4.471% due 08/25/2035 ~	23	23
Countrywide Alternative Loan Trust
2.626% due 12/25/2046 •	384	370
2.676% due 11/25/2036 •	544	524
2.700% due 05/20/2046 ^•	36	29
2.770% due 11/20/2035 •	60	58
3.557% due 08/25/2035 •	30	30
3.637% due 01/25/2036 •	128	128
Countrywide Home Loan Mortgage Pass-Through Trust
3.166% due 02/25/2035 •	34	34
3.910% due 08/25/2034 ~	64	62
4.225% due 10/20/2034 ~	214	196
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	7	6
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	132	110
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.006% due 02/25/2035 •	434	428
Downey Savings & Loan Association Mortgage Loan Trust
2.660% due 10/19/2036 •	163	143
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	75	64
GSR Mortgage Loan Trust
4.039% due 11/25/2035 ~	63	62
4.464% due 11/25/2035 ~	34	35
5.500% due 01/25/2037	221	233
JPMorgan Mortgage Trust
4.486% due 07/25/2035 ~	312	313

Luminent Mortgage Trust
2.746% due 04/25/2036 •		318	275
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~		20	20
Morgan Stanley Re-REMIC Trust
2.828% due 02/26/2037 •		227	198
5.250% due 05/26/2037 ~		222	188
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2036 ^		155	140
Structured Adjustable Rate Mortgage Loan Trust
2.806% due 08/25/2036 ^•		387	299
Structured Asset Mortgage Investments Trust
2.736% due 02/25/2036 ^•		813	781
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		343	316
4.323% due 06/25/2047 ^•		13	12
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 08/25/2046 •		300	292
2.786% due 11/25/2045 •		51	49
3.600% due 06/25/2037 ^~		105	101
Wells Fargo Mortgage-Backed Securities Trust
4.758% due 11/25/2036 ^~		55	54

Total Non-Agency Mortgage-Backed Securities (Cost $5,924)			6,922

ASSET-BACKED SECURITIES 3.8%
Americredit Automobile Receivables Trust
2.429% due 08/19/2019		197	197
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		188	191
Countrywide Asset-Backed Certificates
2.946% due 04/25/2036 •		300	299
EMC Mortgage Loan Trust
3.406% due 05/25/2043 •		60	59
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		200	199
GSAMP Trust
2.636% due 12/25/2046 •		273	179
2.736% due 01/25/2037 •		200	169
HSI Asset Securitization Corp. Trust
2.686% due 04/25/2037 •		1,238	969
Long Beach Mortgage Loan Trust
2.726% due 02/25/2036 •		353	342
Morgan Stanley ABS Capital, Inc. Trust
2.721% due 03/25/2037 •		1,335	664
Morgan Stanley Dean Witter Capital, Inc. Trust
3.486% due 02/25/2033 •		448	439
Morgan Stanley Mortgage Loan Trust
2.676% due 11/25/2036 •		199	85
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		200	200
Santander Drive Auto Receivables Trust
2.629% due 11/15/2019		783	782
Securitized Asset-Backed Receivables LLC Trust
2.746% due 07/25/2036 •		61	34
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	62	71

Total Asset-Backed Securities (Cost $4,475)			4,879

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		$400	221
5.875% due 01/11/2028		200	145
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	210	5
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		86	2
59.257% (ARLLMONP) due 06/21/2020 ~(a)		3,653	105
Brazil Government International Bond
5.625% due 02/21/2047		$200	189
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	947	274
6.000% due 05/15/2055		631	192
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	131,049	1,234
Peru Government International Bond
5.940% due 02/12/2029	PEN	300	91
6.350% due 08/12/2028		1,150	359
8.200% due 08/12/2026		500	174

Total Sovereign Issues (Cost $3,283)			2,991

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.2%
Dommo Energia S.A. «(b)(i)		1,391,265	267
Dommo Energia S.A. SP - ADR «(b)		253	6

			273

UTILITIES 0.0%
Eneva S.A. (b)(i)		961	4

Total Common Stocks (Cost $40)			277

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.2%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
2.890% due 10/25/2019 ~		$500	500
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		300	300

			800

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co.
3.150% due 02/06/2019		600	598

REPURCHASE AGREEMENTS (j) 7.3%			9,229

ARGENTINA TREASURY BILLS 0.0%
(7.057)% due 01/31/2019 - 03/29/2019 (c)(d)	ARS	638	19

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	200	229

JAPAN TREASURY BILLS 9.6%
(0.262)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	1,330,000	12,135

Total Short-Term Instruments (Cost $22,651)			23,010

Total Investments in Securities (Cost $119,092)			120,258

	SHARES
INVESTMENTS IN AFFILIATES 33.4%
SHORT-TERM INSTRUMENTS 33.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.4%
PIMCO Short Asset Portfolio		1,403,428	13,925
PIMCO Short-Term Floating NAV Portfolio III		2,879,497	28,461

Total Short-Term Instruments (Cost $42,507)			42,386

Total Investments in Affiliates (Cost $42,507)			42,386

Total Investments 128.0% (Cost $161,599)			$162,644
Financial Derivative Instruments (k)(l) (7.6)% (Cost or Premiums, net $478)			(9,644)
Other Assets and Liabilities, net (20.4)%			(25,960)

Net Assets 100.0%			$127,040

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$36	$267	0.21%
Eneva S.A.	12/21/2017	4	4	0.00

		$40	$271	0.21%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$929	U.S. Treasury Notes 2.875% due 09/30/2023	$(949)	$929	$929
TDM	3.130	12/31/2018	01/02/2019	8,300	U.S. Treasury Notes 2.000% due 04/30/2024	(8,527)	8,300	8,301

Total Repurchase Agreements						$(9,476)	$9,229	$9,230

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	5.000%	02/01/2049		$400	$(418)	$(419)

Sovereign Issues (0.5)%
Canada Government Bond	2.750%	12/01/2048	CAD	800	(668)	(661)

Total Short Sales (0.8)%					$(1,086)	$(1,080)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $2 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	10	$10	$0	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	18	18	0	0

Total Purchased Options					$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	43	$43	$(7)	$(2)

Total Written Options					$(7)	$(2)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	480		$116,748	$(23)	$0	$0
90-Day Eurodollar September Futures	09/2020	58		14,144	48	4	0
Euro-Bobl March Futures	03/2019	6	EUR	911	1	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	13		2,436	22	0	(3)
U.S. Treasury 5-Year Note March Futures	03/2019	154		$17,662	74	38	0
U.S. Treasury 10-Year Note March Futures	03/2019	91		11,103	269	36	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	16		2,571	36	10	0

					$427	$88	$(3)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	480		$(116,934)	$(476)	$0	$(24)
90-Day Eurodollar September Futures	09/2021	58		(14,145)	(59)	0	(8)
Australia Government 10-Year Bond March Futures	03/2019	21	AUD	(1,962)	(24)	0	(9)
U.S. Treasury 2-Year Note March Futures	03/2019	38		(8,068)	(11)	0	(5)
U.S. Treasury 30-Year Bond March Futures	03/2019	60		(8,760)	(175)	0	(28)
United Kingdom Long Gilt March Futures	03/2019	7	GBP	(1,099)	(10)	1	(4)

					$(755)	$1	$(78)

Total Futures Contracts					$(328)	$89	$(81)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$1,100	$(83)	$58	$(25)	$0	$(2)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	1,700	(17)	(2)	(19)	0	0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	2,300	(36)	12	(24)	0	(1)

					$(136)	$68	$(68)	$0	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	4,900	$(1)	$(54)	$(55)	$0	$(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	800	(16)	25	9	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$16,700	169	(40)	129	2	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		1,500	(9)	3	(6)	0	0
Pay (4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		29,400	18	84	102	7	0
Receive (4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		29,400	(18)	(107)	(125)	0	(13)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		1,200	46	(17)	29	0	(2)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		7,700	0	206	206	14	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		3,700	(39)	59	20	7	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	3	(4)	8	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,400	(65)	(228)	(293)	0	(45)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		3,400	0	(66)	(66)	0	(10)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		11,200	703	(292)	411	0	(30)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	9	6	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,300	(34)	185	151	0	(7)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	48	24	72	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		300	(5)	10	5	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,400	473	(155)	318	0	(31)
Pay (4)	3-Month USD-LIBOR	3.406	Semi-Annual	10/12/2028		9,100	29	173	202	18	0
Receive (4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		1,700	0	(37)	(37)	0	(7)
Pay (4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		7,900	(28)	197	169	41	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		5,800	34	(180)	(146)	0	(35)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,400	160	(55)	105	0	(8)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		1,700	(21)	(68)	(89)	0	(10)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		500	0	(24)	(24)	0	(3)
Receive (4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		200	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	200	3	(4)	(1)	0	0
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		2,200	5	25	30	1	0
Receive (4)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		500	(8)	(6)	(14)	0	0
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	25,300	49	41	90	0	(1)
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		23,400	4	33	37	2	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		500	(5)	(13)	(18)	0	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		1,200	32	(40)	(8)	0	(6)
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	0	(12)	(12)	0	(1)
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		1,600	(11)	(53)	(64)	0	(7)
Receive (4)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		2,200	(10)	(65)	(75)	0	(7)
Receive (4)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		1,300	0	(52)	(52)	0	(5)
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		300	(2)	(18)	(20)	0	(3)
Pay (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	2,650,000	76	65	141	1	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		1,050,000	(22)	(90)	(112)	0	(3)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		230,000	0	20	20	1	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		1,230,000	74	110	184	4	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		50,000	0	(23)	(23)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		140,000	9	(50)	(41)	0	(1)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		80,000	0	(35)	(35)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		400,000	22	(167)	(145)	0	(4)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		60,000	24	4	28	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(6)	(6)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		150	0	9	9	1	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,500	0	(12)	(12)	11	0
Receive	UKRPI	3.593	Maturity	11/15/2028		300	0	2	2	2	0
Receive	UKRPI	3.595	Maturity	11/15/2028		300	0	3	3	2	0
Receive	UKRPI	3.603	Maturity	11/15/2028		200	0	2	2	2	0

							$1,674	$(683)	$991	$124	$(258)

Total Swap Agreements							$1,538	$(615)	$923	$124	$(261)

Cash of $1,499 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	1,765	$	1,325	$32	$0
	01/2019	EUR	1,057		1,207	0	(5)
	01/2019	GBP	130		166	1	0
	01/2019	$	90	ARS	3,659	5	0
	01/2019		653	CAD	875	0	(12)
	02/2019		1,178	NOK	9,980	0	(21)
	02/2019		1,299	TRY	7,416	66	0
BPS	01/2019	JPY	190,000	$	1,687	0	(47)
CBK	01/2019	BRL	2,871		736	0	(5)
	01/2019	GBP	838		1,068	0	(1)
	01/2019	JPY	241,400		2,145	0	(58)
	01/2019	$	741	BRL	2,872	0	0
	01/2019		322	CAD	424	0	(12)
	02/2019		163	NOK	1,415	1	0
	03/2019	EUR	200	$	255	24	0
	03/2019	KRW	319,183		285	0	(3)
DUB	01/2019	BRL	2,872		741	0	0
	01/2019	$	743	BRL	2,872	0	(2)
	02/2019	BRL	2,872	$	741	2	0
FBF	01/2019	$	119	RUB	8,046	0	(4)
GLM	01/2019	JPY	210,000	$	1,863	0	(54)
HUS	01/2019	$	1	MXN	16	0	0
	03/2019	KRW	65,737	$	59	0	0
	03/2019	SGD	222		163	0	0
	03/2019	TWD	5,872		193	0	0
	01/2021	BRL	330		51	0	(28)
IND	01/2019	JPY	146,700		1,294	0	(45)
JPM	01/2019	AUD	44		32	1	0
	01/2019	CAD	223		169	6	0
	01/2019	EUR	165		189	0	0
	01/2019	JPY	210,000		1,857	0	(60)
	02/2019	TRY	6,736		1,125	0	(115)
	03/2019	EUR	681		813	28	0
MYI	01/2019	CAD	430		327	12	0
NGF	02/2019	$	1,348	CNH	9,390	19	0
	11/2019	CNH	9,433	$	1,348	0	(25)
RYL	01/2019	CAD	338		252	5	0
SCX	01/2019		263		193	1	0
	02/2019	$	964	CNH	6,718	14	0
	11/2019	CNH	6,748	$	964	0	(18)
SOG	01/2019	CAD	560		421	11	0
	01/2019	RUB	8,457		128	7	0
	02/2019	$	77	BRL	299	0	0
SSB	01/2019	JPY	490,000	$	4,337	0	(139)
	01/2019	$	155	CAD	206	0	(4)
	03/2019	SGD	1,294	$	947	0	(4)
	03/2019	TWD	38,139		1,247	0	(9)

Total Forward Foreign Currency Contracts						$235	$(671)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	520	$15	$0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	511	5	1

							$20	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$24,400	$90	$165
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	14,900	54	101
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	14,000	15	1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	51,200	185	348
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	2,300	93	51
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	49,400	57	234

							$494	$900

Total Purchased Options							$514	$901

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$5,400	$(7)	$(4)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	5,400	(7)	(3)

						$(14)	$(7)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$395	$(5)	$(3)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		183	(2)	(2)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	1,040	(15)	0
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	1,501	(31)	(12)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		1,022	(5)	0

							$(58)	$(17)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$24,400	$(117)	$(182)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	14,900	(72)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	2,800	(15)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	51,200	(241)	(399)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	16,900	(94)	(29)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	19,800	(56)	(216)

							$(595)	$(942)

Total Written Options							$(667)	$(966)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	150	$28	$(3)	$25	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		50	9	(1)	8	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		100	19	(3)	16	0

								$56	$(7)	$49	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$4,738	$(982)	$639	$0	$(343)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	200	27	(17)	10	0

						$(955)	$622	$10	$(343)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$(1)	$2	$1	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$27,272	$0	$(3,778)	$0	$(3,778)
CBK	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	27,272	0	(3,787)	0	(3,787)
FAR	Receive	ERAUSST Index	368	1-Month USD-LIBOR plus a specified spread	Monthly	08/08/2019	4,938	0	(6)	0	(6)
JPM	Receive	ERAUSST Index	15,480	1-Month USD-LIBOR plus a specified spread	Monthly	10/10/2019	73,404	0	(1,158)	0	(1,158)

								$0	$(8,729)	$0	$(8,729

Total Swap Agreements								$(900)	$(8,112)	$60	$(9,072)

(m)

Securities with an aggregate market value of $10,746 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$536	$0	$536
Corporate Bonds & Notes
Banking & Finance	0	7,929	0	7,929
Industrials	0	4,004	0	4,004
Utilities	0	1,587	0	1,587
Municipal Bonds & Notes
Illinois	0	151	0	151
U.S. Government Agencies	0	31,314	0	31,314
U.S. Treasury Obligations	0	36,658	0	36,658
Non-Agency Mortgage-Backed Securities	0	6,922	0	6,922
Asset-Backed Securities	0	4,879	0	4,879
Sovereign Issues	0	2,991	0	2,991
Common Stocks
Energy	0	0	273	273
Utilities	4	0	0	4
Short-Term Instruments
Certificates of Deposit	0	800	0	800
Commercial Paper	0	598	0	598
Repurchase Agreements	0	9,229	0	9,229
Argentina Treasury Bills	0	19	0	19
Greece Treasury Bills	0	229	0	229
Japan Treasury Bills	0	12,135	0	12,135
	$4	$119,981	$273	$120,258

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,386	$0	$0	$42,386

Total Investments	$42,390	$119,981	$273	$162,644

Short Sales, at Value - Liabilities
Sovereign Issues	0	(661)	0	(661)
U.S. Government Agencies	0	(419)	0	(419)
	$0	$(1,080)	$0	$(1,080)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	124	0	213
Over the counter	0	1,196	0	1,196
	$89	$1,320	$0	$1,409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(263)	0	(344)
Over the counter	0	(10,709)	0	(10,709)

	$(81)	$(10,972)	$0	$(11,053)

Total Financial Derivative Instruments	$8	$(9,652)	$0	$(9,644)

Totals	$42,398	$109,249	$273	$151,920

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
4.530% due 04/30/2025		$2,820	$2,712
Las Vegas Sands LLC
4.272% due 03/27/2025		3,170	3,033

Total Loan Participations and Assignments (Cost $5,994)			5,745

CORPORATE BONDS & NOTES 13.1%
BANKING & FINANCE 8.6%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		600	582
4.125% due 07/03/2023		3,400	3,309
ASR Nederland NV
5.125% due 09/29/2045 •	EUR	300	364
Aviation Capital Group LLC
2.875% due 01/20/2022		$1,000	968
7.125% due 10/15/2020		800	842
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		800	758
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(f)	EUR	800	996
Banco Santander S.A.
6.250% due 09/11/2021 •(f)		800	902
Bank of America Corp.
2.650% due 04/01/2019		$3,700	3,696
Barclays Bank PLC
10.179% due 06/12/2021		400	450
14.000% due 06/15/2019 •(f)	GBP	900	1,203
Barclays PLC
3.200% due 08/10/2021		$5,200	5,055
4.009% (US0003M + 1.380%) due 05/16/2024 ~		2,200	2,096
4.610% due 02/15/2023 •		2,900	2,877
7.000% due 09/15/2019 •(f)	GBP	400	500
8.000% due 12/15/2020 •(f)	EUR	1,000	1,217
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,200	2,217
BPCE S.A.
2.500% due 07/15/2019		1,300	1,297
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		2,400	2,353
4.044% due 06/01/2024 •		3,900	3,919
Cooperatieve Rabobank UA
2.500% due 01/19/2021		1,500	1,476
5.500% due 06/29/2020 •(f)	EUR	700	824
6.625% due 06/29/2021 •(f)		1,800	2,245
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		$2,200	1,963
Credit Suisse Group AG
7.500% due 07/17/2023 •(f)(g)		1,400	1,368
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	958
Danske Bank A/S
3.836% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,059
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,800	2,008
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$4,200	3,880
4.250% due 10/14/2021		2,400	2,348
Discover Bank
4.650% due 09/13/2028		2,300	2,246
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		526	547
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	700	799
FCE Bank PLC
1.660% due 02/11/2021		400	459
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$600	577
3.157% due 08/04/2020		1,300	1,274
3.408% (US0003M + 1.000%) due 01/09/2020 ~		1,600	1,584
3.448% due 08/12/2019 •		6,200	6,177
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,400	2,358

General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		1,100	1,105
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,094
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,183
3.400% due 03/08/2021		1,800	1,795
3.640% (US0003M + 1.000%) due 05/18/2024 ~		400	390
3.908% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,021
4.292% due 09/12/2026 •		400	395
4.750% due 07/04/2029 •(f)	EUR	500	519
5.875% due 09/28/2026 •(f)	GBP	1,200	1,467
6.250% due 03/23/2023 •(f)(g)		$1,700	1,596
6.500% due 03/23/2028 •(f)(g)		500	455
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	899
JPMorgan Chase & Co.
3.125% due 01/23/2025		600	572
3.367% (US0003M + 0.890%) due 07/23/2024 ~		2,600	2,542
3.411% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,672
3.797% due 07/23/2024 •		1,100	1,103
3.900% due 07/15/2025		500	496
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		1,600	1,584
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		1,800	1,783
4.050% due 08/16/2023		700	692
4.550% due 08/16/2028		600	578
6.375% due 06/27/2020 •(f)	EUR	200	227
7.000% due 06/27/2019 •(f)	GBP	1,200	1,533
7.500% due 09/27/2025 •(f)(g)		$600	581
7.625% due 06/27/2023 •(f)	GBP	925	1,216
Morgan Stanley
5.500% due 01/26/2020		$500	511
5.500% due 07/24/2020		200	206
Nationwide Building Society
4.363% due 08/01/2024 •		1,500	1,471
6.875% due 06/20/2019 •(f)	GBP	400	515
Nissan Motor Acceptance Corp.
3.777% due 03/08/2019 •		$2,800	2,803
NTT Finance Corp.
1.900% due 07/21/2021		500	482
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,530
4.519% due 06/25/2024 •		1,000	982
4.892% due 05/18/2029 •		1,200	1,148
7.500% due 08/10/2020 •(f)(g)		1,200	1,191
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,200	2,187
Santander UK PLC
3.400% due 06/01/2021		400	398
Springleaf Finance Corp.
7.750% due 10/01/2021		300	302
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	560	696
UBS AG
5.125% due 05/15/2024		$3,900	3,891
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		800	792
3.566% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,371
UniCredit SpA
7.830% due 12/04/2023		5,600	5,864
Volkswagen Financial Services AG
0.750% due 10/14/2021	EUR	300	342
Wells Fargo & Co.
3.000% due 02/19/2025		$900	849
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	2,929
WPC Eurobond BV
2.250% due 04/09/2026	EUR	2,900	3,285

			133,994

INDUSTRIALS 3.3%
AbbVie, Inc.
2.300% due 05/14/2021		$200	195
2.900% due 11/06/2022		2,000	1,948
Allergan Sales LLC
4.875% due 02/15/2021		558	572
Bacardi Ltd.
4.700% due 05/15/2028		400	385
BAT Capital Corp.
2.764% due 08/15/2022		300	284
3.496% (US0003M + 0.880%) due 08/15/2022 ~		600	589
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,743

Campbell Soup Co.
3.300% due 03/15/2021		300	299
3.418% (US0003M + 0.630%) due 03/15/2021 ~		200	196
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		3,500	3,443
4.464% due 07/23/2022		3,700	3,738
4.908% due 07/23/2025		1,600	1,592
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~		900	898
3.800% due 10/22/2021		1,200	1,201
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		132	136
CVS Health Corp.
2.750% due 12/01/2022		1,500	1,445
3.500% due 07/20/2022		1,600	1,590
Dell International LLC
4.420% due 06/15/2021		3,100	3,099
Deutsche Telekom International Finance BV
2.820% due 01/19/2022		3,100	3,034
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		3,400	3,392
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		700	698
EQT Corp.
4.875% due 11/15/2021		400	408
Imperial Brands Finance PLC
2.950% due 07/21/2020		500	493
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,700	2,859
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		$1,300	1,291
Reynolds American, Inc.
4.000% due 06/12/2022		1,400	1,386
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,200	1,237
Sands China Ltd.
5.125% due 08/08/2025		2,600	2,579
SASOL Financing USA LLC
5.875% due 03/27/2024		800	799
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,220	2,189
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		275	272
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		500	498
3.650% due 08/16/2023		1,600	1,595
3.950% due 08/16/2025		300	298
4.125% due 11/16/2028		1,600	1,592
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,400	3,368
3.375% due 11/30/2021		400	396

			51,737

UTILITIES 1.2%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		1,800	1,795
3.488% (US0003M + 0.750%) due 06/01/2021 ~		4,700	4,672
3.956% (US0003M + 1.180%) due 06/12/2024 ~		3,400	3,300
BellSouth LLC
4.333% due 04/26/2021		3,600	3,611
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		1,300	1,294
NextEra Energy Capital Holdings, Inc.
3.342% due 09/01/2020		50	50
Rio Oil Finance Trust
9.250% due 07/06/2024		195	209
Sprint Capital Corp.
6.900% due 05/01/2019		600	605
Sprint Communications, Inc.
7.000% due 03/01/2020		1,200	1,233
Verizon Communications, Inc.
3.376% due 02/15/2025		634	616
3.716% (US0003M + 1.100%) due 05/15/2025 ~		1,000	971

			18,356

Total Corporate Bonds & Notes (Cost $207,085)			204,087

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		520	573
7.750% due 01/01/2042		880	943

Total Municipal Bonds & Notes (Cost $1,377)			1,516

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
3.344% due 03/25/2041 •(a)	5,499	751
3.500% due 06/01/2045 - 10/01/2048	87,792	87,854
4.194% due 03/25/2036 •(a)	3,038	364
4.244% due 05/25/2036 •(a)	360	11
16.535% due 12/25/2036 •	198	263
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	118,800	118,757
4.000% due 01/01/2049 - 02/01/2049	126,200	128,611
Freddie Mac
4.015% due 07/15/2036 •(a)	2,865	432
4.245% due 04/15/2036 •(a)	907	82
Ginnie Mae
3.210% due 04/20/2068 •	3,191	3,258
Ginnie Mae, TBA
5.000% due 01/01/2049	5,400	5,619

Total U.S. Government Agencies (Cost $343,236)		346,002

U.S. TREASURY OBLIGATIONS 30.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	400	399
4.375% due 05/15/2040	10,000	12,299
4.625% due 02/15/2040	1,300	1,650
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	4,055	3,945
0.125% due 01/15/2022	8,492	8,244
0.125% due 04/15/2022	22,461	21,736
0.125% due 07/15/2022	18,914	18,376
0.125% due 07/15/2024	19,170	18,390
0.250% due 01/15/2025	118,512	113,529
0.375% due 01/15/2027	18,007	17,116
0.375% due 07/15/2027	4,962	4,711
0.500% due 01/15/2028	1,538	1,469
0.750% due 07/15/2028	22,466	22,007
1.000% due 02/15/2048	15,383	14,611
1.750% due 01/15/2028	5,432	5,773
2.000% due 01/15/2026	12,996	13,876
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)	42,400	41,570
1.375% due 10/31/2020 (j)(l)	44,800	43,893
1.750% due 05/15/2023 (j)(l)	2,330	2,259
2.000% due 07/31/2022 (j)(l)	87,500	86,080
2.125% due 08/31/2020 (j)(l)	10,000	9,935
2.125% due 08/15/2021 (l)	300	297
2.250% due 12/31/2023 (l)	2,700	2,666
2.875% due 05/15/2028	13,300	13,517

Total U.S. Treasury Obligations (Cost $486,032)		478,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust
4.156% due 09/25/2035 ^~	49	46
4.419% due 01/25/2036 ^~	3,690	3,352
American Home Mortgage Investment Trust
6.500% due 03/25/2047 Ø	880	841
Banc of America Funding Trust
2.680% due 04/20/2047 ^•	137	123
4.746% due 09/20/2034 ~	54	55
BCAP LLC Trust
5.250% due 04/26/2037	124	103
Bear Stearns Adjustable Rate Mortgage Trust
3.997% due 04/25/2033 ~	66	67
4.263% due 07/25/2034 ~	219	216
4.337% due 02/25/2033 ~	9	9
4.343% due 01/25/2035 ~	14	14
4.368% due 02/25/2034 ~	19	19
4.490% due 08/25/2033 ~	119	119
4.724% due 01/25/2033 ~	1,060	1,083
Bear Stearns ALT-A Trust
3.006% due 01/25/2036 ^•	235	239
3.919% due 10/25/2033 ~	5	5
4.032% due 05/25/2035 ~	82	83
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	7	7
Countrywide Alternative Loan Trust
2.635% due 11/25/2035 •	6,448	5,956
2.676% due 11/25/2036 •	197	190
2.686% due 05/25/2047 •	382	370
2.906% due 08/25/2037 •	348	293
3.157% due 12/25/2035 •	231	219

5.500% due 11/25/2035		121	92
6.250% due 08/01/2036		3,213	2,764
Countrywide Home Loan Mortgage Pass-Through Trust
3.166% due 02/25/2035 •		57	55
3.910% due 08/25/2034 ~		114	110
4.058% due 09/25/2047 ^~		3	3
4.531% due 11/19/2033 ~		152	153
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~		10	10
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.256% due 10/25/2047 •		5,277	4,663
Eurohome UK Mortgages PLC
1.056% due 06/15/2044 •	GBP	548	669
GSR Mortgage Loan Trust
4.464% due 11/25/2035 ~		$10	10
6.000% due 03/25/2032		2	2
HarborView Mortgage Loan Trust
2.690% due 07/19/2047 •		6,776	6,582
IndyMac Mortgage Loan Trust
2.986% due 07/25/2035 •		3	3
3.146% due 07/25/2045 •		105	101
JPMorgan Mortgage Trust
4.130% due 04/25/2037 ~		171	162
Lehman XS Trust
2.756% due 08/25/2037 •		2,864	2,794
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •		8	7
4.228% due 10/25/2033 ~		1,591	1,335
Merrill Lynch Alternative Note Asset Trust
2.706% due 03/25/2037 •		8,465	3,615
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		510	480
4.267% due 05/25/2033 ~		160	160
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~		16	14
Residential Accredit Loans, Inc. Trust
2.676% due 01/25/2037 •		5,561	5,093
Sequoia Mortgage Trust
2.764% due 03/20/2035 •		25	24
3.766% due 01/20/2047 ^~		10	8
Structured Adjustable Rate Mortgage Loan Trust
4.629% due 11/25/2035 ^~		4,641	4,375
Structured Asset Mortgage Investments Trust
3.170% due 02/19/2035 •		65	64
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		23	22
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 12/25/2046 •		402	398
2.678% due 07/25/2047 •		954	869
3.030% due 01/25/2037 ^~		5	4
3.037% due 10/25/2046 ^•		11,844	11,115
3.161% due 04/25/2037 ^~		13	12
3.676% due 12/25/2036 ^~		4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
2.907% due 02/25/2047 ^•		4,991	4,425
3.127% due 05/25/2046 ^•		6	5
3.686% due 02/25/2033 ~		4	4
4.391% due 02/25/2033 ~		7	7
Wells Fargo Alternative Loan Trust
4.486% due 07/25/2037 ^~		129	121
6.250% due 07/25/2037 ^		4,740	4,403
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		12,000	12,051

Total Non-Agency Mortgage-Backed Securities (Cost $76,618)			80,197

ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp. Home Equity Loan Trust
4.306% due 10/25/2032 •		55	56
Allegro CLO Ltd.
3.740% due 01/30/2026 •		437	437
Americredit Automobile Receivables Trust
2.429% due 08/19/2019		2,843	2,842
Argent Securities Trust
2.616% due 09/25/2036 •		1,369	554
Carrington Mortgage Loan Trust
2.766% due 02/25/2037 •		7,685	7,181
Citigroup Mortgage Loan Trust
2.656% due 12/25/2036 •		7,013	3,509
2.666% due 09/25/2036 •		960	718
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 ^•		4,918	4,286
2.646% due 12/25/2046 •		13,385	11,955
2.656% due 06/25/2047 ^•		3,417	3,380
2.696% due 06/25/2047 •		1,677	1,655

2.756% due 01/25/2046 ^•		9,653	9,121
2.756% due 06/25/2047 •		2,300	2,142
2.786% due 09/25/2036 •		2,871	2,867
2.906% due 06/25/2036 •		1,100	1,079
3.601% due 12/25/2034 •		1,723	1,732
Countrywide Asset-Backed Certificates Trust
2.656% due 03/25/2047 ^•		4,410	4,310
3.631% due 12/25/2034 •		4,058	4,120
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		4,600	4,584
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		2,600	2,582
First Franklin Mortgage Loan Trust
3.366% due 08/25/2032 •		1,402	1,386
Fremont Home Loan Trust
2.836% due 01/25/2036 •		1,344	1,287
GSAA Home Equity Trust
2.626% due 06/25/2036 •		1,365	592
GSAMP Trust
2.636% due 12/25/2046 •		4,007	2,629
2.656% due 12/25/2046 •		648	396
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		600	599
Home Equity Mortgage Loan Asset-Backed Trust
2.716% due 04/25/2037 •		515	387
HSI Asset Securitization Corp. Trust
2.616% due 12/25/2036 •		16,966	6,166
JPMorgan Mortgage Acquisition Trust
2.656% due 07/25/2036 •		1,328	789
Lehman XS Trust
2.646% due 02/25/2037 «•		0	7
Long Beach Mortgage Loan Trust
2.726% due 02/25/2036 •		5,031	4,870
3.481% due 04/25/2035 •		3,300	3,301
MASTR Asset-Backed Securities Trust
2.666% due 10/25/2036 •		6,314	3,969
2.746% due 03/25/2036 •		1,068	773
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 01/25/2037 •		4,944	2,813
2.636% due 02/25/2037 •		8,077	7,435
2.646% due 08/25/2036 •		8,560	5,316
Morgan Stanley Home Equity Loan Trust
2.676% due 04/25/2037 •		5,224	3,404
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •		741	356
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		692	692
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		377	377
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.836% due 10/25/2036 ^•		2,804	926
NovaStar Mortgage Funding Trust
2.666% due 10/25/2036 •		4,340	2,528
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		188	188
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		600	600
Ownit Mortgage Loan Trust
3.106% due 10/25/2036 ^•		848	725
People’s Choice Home Loan Securities Trust
3.035% due 05/25/2035 ^•		255	251
RAAC Trust
2.846% due 08/25/2036 •		1,300	1,302
Residential Asset Mortgage Products Trust
3.181% due 11/25/2035 •		3,700	3,632
Santander Drive Auto Receivables Trust
2.629% due 11/15/2019		5,938	5,935
Securitized Asset-Backed Receivables LLC Trust
2.986% due 10/25/2035 •		4,400	3,851
3.086% due 11/25/2035 •		5,188	5,148
Silver Arrow Canada LP
2.278% due 02/15/2020	CAD	3,888	2,849
Soundview Home Loan Trust
2.586% due 06/25/2037 •		$1,315	920
2.706% due 06/25/2037 •		2,431	1,808
2.766% due 02/25/2037 •		2,450	961
WaMu Asset-Backed Certificates WaMu Trust
2.746% due 05/25/2037 •		10,691	8,929

Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		2,900	2,900

Total Asset-Backed Securities (Cost $153,300)			160,107

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		3,800	2,097
5.875% due 01/11/2028		1,600	1,156
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	36,000	1,030
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,400	1,671
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	14,517	4,205
6.000% due 05/15/2055		11,045	3,357
Israel Government International Bond
4.125% due 01/17/2048		$400	392
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,693,558	15,946
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,300	1,302
6.350% due 08/12/2028		17,250	5,382
8.200% due 08/12/2026		7,700	2,685
Saudi Government International Bond
4.000% due 04/17/2025		$1,000	993
4.500% due 04/17/2030		800	797
5.000% due 04/17/2049		500	483

Total Sovereign Issues (Cost $44,676)			41,496

SHORT-TERM INSTRUMENTS 11.5%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		6,900	6,904
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		1,800	1,800

			8,704

REPURCHASE AGREEMENTS (h) 0.3%			4,479

ARGENTINA TREASURY BILLS 0.0%
(0.269)% due 01/31/2019 - 02/28/2019 (b)(c)	ARS	6,436	188

GREECE TREASURY BILLS 0.1%
1.267% due 03/15/2019 (c)(d)	EUR	1,900	2,174

JAPAN TREASURY BILLS 10.2%
(0.263)% due 01/09/2019 - 01/21/2019 (b)(c)	JPY	17,500,000	159,671

U.S. TREASURY BILLS 0.3%
2.313% due 01/03/2019 - 03/14/2019 (b)(c)(j)(l)		$5,397	5,388

Total Short-Term Instruments (Cost $175,862)			180,604

Total Investments in Securities (Cost $1,494,180)			1,498,102

	SHARES
INVESTMENTS IN AFFILIATES 23.3%
SHORT-TERM INSTRUMENTS 23.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.3%
PIMCO Short Asset Portfolio		15,361,009	152,412
PIMCO Short-Term Floating NAV Portfolio III		21,323,210	210,758

Total Short-Term Instruments (Cost $364,421)			363,170

Total Investments in Affiliates (Cost $364,421)			363,170

Total Investments 119.3% (Cost $1,858,601)			$1,861,272
Financial Derivative Instruments (i)(k) (1.5)% (Cost or Premiums, net $19,952)			(23,440)
Other Assets and Liabilities, net (17.8)%			(277,555)

Net Assets 100.0%			$1,560,277

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$2,843	U.S. Treasury Notes 2.875% due 09/30/2023	$(2,904)	$2,843	$2,843
JPS	3.300	12/31/2018	01/02/2019	1,636	U.S. Treasury Notes 2.875% due 08/15/2028	(1,644)	1,636	1,636

Total Repurchase Agreements						$(4,548)	$4,479	$4,479

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$5,400	$(5,645)	$(5,653)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875%	08/15/2028		1,600	(1,615)	(1,644)

Sovereign Issues (0.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	12,300	(10,264)	(10,169)

Total Short Sales (1.1)%					$(17,524)	$(17,466)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $55 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(891) at a weighted average interest rate of 1.553%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	634	$634	$(103)	$(30)

Total Written Options					$(103)	$(30)

Futures Contracts:

Long Futures Contracts

					Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	6,556	$1,594,583	$462	$0	$0
90-Day Eurodollar September Futures	09/2020	604	147,293	660	45	0
Euro-Bobl March Futures	03/2019	119	18,068	41	0	(4)
Euro-Bund 10-Year Bond March Futures	03/2019	148	27,732	322	0	(32)
U.S. Treasury 5-Year Note March Futures	03/2019	835	95,764	666	209	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,207	269,288	6,440	862	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	394	63,299	1,158	234	0

				$9,749	$1,350	$(36)

Short Futures Contracts

					Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	6,556	$(1,597,124)	$(7,770)	$0	$(328)
90-Day Eurodollar September Futures	09/2021	604	(147,301)	(779)	0	(83)
Australia Government 10-Year Bond March Futures	03/2019	262	(24,484)	(246)	0	(116)
E-mini S&P 500 Index March Futures	03/2019	316	(39,582)	(1,749)	0	(303)
Euro STOXX 50 March Futures	03/2019	578	(19,695)	(451)	0	(338)
FTSE 100 Index March Futures	03/2019	140	(11,883)	(301)	14	(245)
Nikkei 225 Yen-denominated March Futures	03/2019	86	(7,774)	(148)	86	(4)
U.S. Treasury 30-Year Bond March Futures	03/2019	919	(134,174)	(2,680)	0	(431)
United Kingdom Long Gilt March Futures	03/2019	122	(19,153)	(159)	20	(62)

				$(14,283)	$120	$(1,910)

Total Futures Contracts				$(4,534)	$1,470	$(1,946)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2023	2.369%	$500	$74	$(20)	$54	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	79,800	$(10)	$(891)	$(901)	$0	$(8)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	13,400	(252)	399	147	0	(71)
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		$36,700	(330)	188	(142)	0	(7)
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		356,900	(173)	1,411	1,238	78	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		357,400	176	(1,695)	(1,519)	0	(154)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		113,300	0	3,025	3,025	209	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		44,000	(466)	706	240	86	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	137	(246)	(109)	205	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		130,700	155	(2,645)	(2,490)	0	(383)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		37,700	0	(731)	(731)	0	(110)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		158,500	9,784	(3,980)	5,804	0	(427)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	70	62	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		11,920	480	303	783	0	(38)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		3,400	190	117	307	0	(11)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		16,200	(186)	427	241	0	(58)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		166,400	10,761	(4,461)	6,300	0	(622)
Pay (5)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		97,500	0	2,248	2,248	196	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		19,500	0	(423)	(423)	0	(79)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		120,700	(422)	3,010	2,588	621	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		89,800	537	(2,801)	(2,264)	0	(548)
Receive	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		50,300	374	(2,915)	(2,541)	0	(300)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		16,700	0	(878)	(878)	0	(100)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		300	0	(14)	(14)	0	(2)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		6,100	0	(293)	(293)	0	(37)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	2,900	46	(56)	(10)	0	(3)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		20,900	(83)	365	282	1	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		7,800	(122)	(92)	(214)	0	(7)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	320,100	604	537	1,141	0	(5)
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		320,700	316	195	511	21	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		14,100	(810)	308	(502)	0	(7)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		1,900	70	(83)	(13)	0	(9)
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,000	(74)	(163)	(237)	0	(27)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		11,600	(143)	(318)	(461)	0	(53)
Receive (5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		24,000	129	(950)	(821)	0	(89)
Receive (5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		17,000	0	(676)	(676)	0	(64)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		8,000	(37)	(489)	(526)	0	(90)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	37,310,000	1,057	927	1,984	18	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		14,850,000	(299)	(1,288)	(1,587)	0	(47)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		6,560,000	14	557	571	20	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		10,460,000	643	924	1,567	35	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		570,000	0	(266)	(266)	0	(5)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,710,000	109	(614)	(505)	0	(15)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		880,000	3	(386)	(383)	0	(8)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		4,625,000	246	(1,923)	(1,677)	0	(43)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,060,000	830	(332)	498	0	(6)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(67)	(69)	0	(6)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	99	104	10	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	19,500	(2)	(160)	(162)	146	0
Receive	UKRPI	3.593	Maturity	11/15/2028		3,900	0	32	32	30	0
Receive	UKRPI	3.595	Maturity	11/15/2028		3,800	0	33	33	29	0
Receive	UKRPI	3.603	Maturity	11/15/2028		3,800	0	38	38	29	0

							$23,247	$(13,917)	$9,330	$1,734	$(3,446)

Total Swap Agreements							$23,321	$(13,937)	$9,384	$1,734	$(3,446)

(j)

Securities with an aggregate market value of $25,167 and cash of $3,734 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	111,930		$84,060	$2,051	$0
	01/2019	EUR	57,146		65,241	0	(277)
	01/2019	GBP	1,754		2,245	8	0
	01/2019	RUB	109,834		1,619	47	0
	01/2019		$1,838	ARS	74,826	113	0
	01/2019		14,351	CAD	19,336	0	(185)
	01/2019		6,640	DKK	41,777	0	(229)
	01/2019		4,257	SEK	38,522	93	0
	02/2019		12,277	TRY	70,087	626	0
BPS	01/2019	JPY	2,330,000		$20,685	0	(577)
	01/2019	PLN	14,115		3,746	0	(26)
	01/2019		$1,179	CAD	1,578	0	(22)
	01/2019		2,998	HKD	23,473	0	0
	02/2019	ILS	6,824		$1,825	0	(5)
BRC	01/2019		$1,254	GBP	989	7	0
	03/2019		2,260	MYR	9,328	0	0
CBK	01/2019	AUD	22,061		$16,161	620	0
	01/2019	CAD	3,964		3,013	109	0
	01/2019	DKK	41,777		6,378	0	(33)
	01/2019	EUR	4,060		4,619	0	(36)
	01/2019	JPY	3,337,000		29,615	0	(836)
	01/2019		$4,729	GBP	3,711	3	0
	02/2019	CLP	5,397,733		$8,003	218	0
	02/2019	COP	528,467		167	5	0
	02/2019	CZK	62,447		2,775	0	(9)
	02/2019	ILS	27,102		7,388	120	0
	03/2019	EUR	1,900		2,418	228	0
	03/2019	KRW	53,019,414		47,307	0	(429)
	04/2019		$1,548	CNH	10,812	26	0
	04/2019		6,429	DKK	41,777	33	0
DUB	03/2019		2,181	IDR	32,066,486	23	0
FBF	03/2019	PHP	41,009		$775	0	(3)
	04/2019	CNH	38,383		5,471	0	(116)
GLM	01/2019	AUD	493		356	9	0
	01/2019	CHF	1,433		1,449	0	(10)
	01/2019	EUR	2,234		2,546	0	(15)
	01/2019	GBP	108,749		139,065	399	0
	01/2019	JPY	2,675,000		23,734	0	(688)
	01/2019	RUB	173,711		2,611	125	0
	01/2019		$1,510	GBP	1,191	9	0
	01/2019		1,431	JPY	161,900	47	0
	02/2019	ILS	1,585		$431	6	0
	03/2019	HUF	487,179		1,732	0	(15)
	04/2019		$6,942	CNY	48,404	93	0
HUS	01/2019	AUD	2,980		$2,154	55	0
	01/2019	CHF	8,223		8,295	0	(78)
	01/2019	NZD	2,264		1,555	35	0
	01/2019	PLN	34,382		9,361	173	0
	01/2019		$413	MXN	8,526	19	0
	01/2019		8,247	NOK	70,816	0	(54)
	03/2019	THB	591,810		$17,982	0	(232)
	03/2019		$2,630	TWD	79,898	2	(2)
	01/2021	BRL	3,920		$604	0	(336)
IND	01/2019		797		206	0	0
	01/2019	NZD	8,947		6,087	81	0
	01/2019		$205	BRL	797	0	0
	03/2019		1,204	INR	84,959	7	0
JPM	01/2019	CAD	3,516		$2,669	93	0
	01/2019	JPY	2,814,800		24,891	0	(807)
	01/2019		$2,338	AUD	3,166	0	(107)
	01/2019		793	EUR	692	1	0
	01/2019		3,001	MXN	61,202	104	0
	02/2019	TRY	62,185		$10,491	0	(957)
	02/2019		$2,313	ZAR	34,119	48	0
	03/2019	EUR	7,264		$8,670	305	0
	03/2019		$2,215	KRW	2,466,270	5	0
	03/2019		745	TWD	22,750	4	0
MYI	01/2019	CAD	4,943		$3,756	134	0
NGF	02/2019		$19,164	CNH	133,496	270	0
	03/2019	INR	1,276,457		$17,865	0	(336)
	11/2019	CNH	134,110		19,164	0	(353)
RBC	03/2019	KRW	1,963,561		1,753	0	(15)
RYL	01/2019	CAD	6,203		4,634	89	0
	01/2019		$1,428	JPY	159,000	23	0
SCX	02/2019		13,700	CNH	95,472	198	0
	11/2019	CNH	95,908		$13,700	0	(258)
SOG	01/2019	CAD	7,667		5,764	147	0
	01/2019	CHF	29,171		29,342	0	(356)
	01/2019	RUB	1,131,675		17,082	886	0
	03/2019	KRW	6,407,517		5,746	0	(23)
	04/2019	CNH	5,503		797	0	(4)
SSB	01/2019	JPY	6,870,000		60,807	0	(1,948)
	01/2019		$2,490	CAD	3,310	0	(65)
	03/2019	HKD	8,456		$1,084	2	0
	03/2019	MYR	156,113		37,267	0	(551)
	03/2019	SGD	25,618		18,746	0	(82)
	03/2019	TWD	2,127,527		69,568	0	(480)
UAG	01/2019	JPY	20,964,688		185,072	0	(6,265)
	03/2019	HKD	450,331		57,711	70	0
	03/2019		$557	KRW	622,756	4	0
	03/2019		546	TWD	16,643	2	0

Total Forward Foreign Currency Contracts						$7,775	$(16,820)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	6,880	$207	$6
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	6,685	62	6

							$269	$12

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$324,700	$1,201	$2,195
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	198,800	722	1,352
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	147,500	155	4
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	681,700	2,468	4,634
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	24,000	965	535
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	691,300	790	3,272

							$6,301	$11,992

Total Purchased Options							$6,570	$12,004

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$79,200	$(111)	$(46)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	79,300	(103)	(47)

						$(214)	$(93)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$5,160	$(61)	$(42)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,383	(28)	(19)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	13,760	(207)	(1)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	21,984	(452)	(178)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		13,369	(62)	(3)

							$(810)	$(243)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$324,700	$(1,555)	$(2,425)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	198,800	(965)	(1,543)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	29,500	(155)	(3)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	681,700	(3,204)	(5,309)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	174,600	(967)	(303)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	276,500	(790)	(3,012)

							$(7,636)	$(12,595)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(1)	04/30/2019	$ 31,500	$(31)	$(31)

Total Written Options				$(8,691)	$(12,962)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	2,000	$372	$(45)	$327	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		950	174	(18)	156	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,000	191	(27)	164	0

								$737	$(90)	$647	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$5,922	$(1,235)	$806	$0	$(429)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	13,700	1,858	(1,174)	684	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,845	(2,499)	1,642	0	(857)

						$(1,876)	$1,274	$684	$(1,286)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$24	$18	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	7,445	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	$91,100	$0	$1,445	$1,445	$0
	Pay	S&P 500 Total Return Index	42,624	1-Month USD-LIBOR plus a specified spread	Monthly	03/15/2019	224,435	0	12,268	12,268	0
	Pay	S&P 500 Total Return Index	7,599	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	110,323	0	1,741	1,741	0
	Receive	RALVEIET Index	1,009,580	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2019	117,076	0	(329)	0	(329)
	Receive	RALVEIET Index	151,870	1-Month USD-LIBOR plus a specified spread	Monthly	10/10/2019	17,149	0	106	106	0
BRC	Pay	NDDUWXUS Index	3,700	1-Month USD-LIBOR less a specified spread	Monthly	10/17/2019	19,724	0	337	337	0
CBK	Receive	RALVEIUT Index	2,474,589	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	504,094	0	(10,460)	0	(10,460)
	Pay	NDUEEGF Index	12,961	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	14,101	0	29	29	0
	Pay	NDDUWXUS Index	7,363	1-Month USD-LIBOR less a specified spread	Monthly	10/17/2019	38,621	0	78	78	0
	Pay	NDUEEGF Index	48,693	1-Month USD-LIBOR plus a specified spread	Monthly	10/17/2019	21,686	0	18	18	0
DUB	Receive	RALVEIUT Index	643,156	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	168,945	0	(3,793)	0	(3,793)
FBF	Receive	RALVEIIT Index	2,045,469	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	339,457	0	(5,350)	0	(5,350)
	Receive	RALVEIIT Index	1,302,269	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	163,552	0	(431)	0	(431)
	Pay	NDUEEGF Index	47,834	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	37,556	0	39	39	0
GST	Receive	RALVEIET Index	335,168	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	65,611	0	400	400	0
	Pay	NDUEEGF Index	34,845	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	22,672	0	21	21	0
	Receive	RALVEIUT Index	460,459	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	87,746	0	(1,972)	0	(1,972)
JPM	Receive	RALVEIET Index	610,179	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	152,153	0	620	719	(99)
	Receive	RALVEIIT Index	720,342	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	229,135	0	(3,607)	0	(3,607)
	Receive	RALVEIET Index	192,342	1-Month USD-LIBOR plus a specified spread	Monthly	10/17/2019	81,755	0	503	503	0
MEI	Pay	NDDUWXUS Index	49,013	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	288,572	0	607	607	0
	Pay	NDDUWXUS Index	7,586	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	128,097	0	2,190	2,190	0
MYI	Receive	RALVEIUT Index	413,735	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	121,520	0	(2,736)	0	(2,736)
	Pay	S&P 500 Total Return Index	203	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	33,875	0	153	153	0
	Receive	RALVEIIT Index	318,746	1-Month USD-LIBOR plus a specified spread	Monthly	02/21/2019	67,151	0	(173)	0	(173)
	Receive	RALVEIIT Index	320,632	1-Month USD-LIBOR plus a specified spread	Monthly	10/17/2019	130,286	0	(1,855)	0	(1,855)
	Receive	RALVEIUT Index	272,357	1-Month USD-LIBOR plus a specified spread	Monthly	10/17/2019	77,692	0	(1,748)	0	(1,748)
SOG	Pay	S&P 500 Total Return Index	3,884	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	26,284	0	419	419	0
	Receive	RALVEIIT Index	58,328	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	24,099	0	(61)	0	(61)
UAG	Pay	NDUEEGF Index	277,362	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	139,586	0	360	360	0
	Receive	RALVEIET Index	312,758	1-Month USD-LIBOR plus a specified spread	Monthly	08/14/2019	35,582	0	(101)	0	(101)

								$0	$(11,282)	$21,433	$(32,715)

Total Swap Agreements								$(1,145)	$(10,074)	$22,782	$(34,001)

(l)

Securities with an aggregate market value of $56,298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,745	$0	$5,745
Corporate Bonds & Notes
Banking & Finance	0	133,994	0	133,994
Industrials	0	51,737	0	51,737
Utilities	0	18,356	0	18,356
Municipal Bonds & Notes
Illinois	0	1,516	0	1,516
U.S. Government Agencies	0	346,002	0	346,002
U.S. Treasury Obligations	0	478,348	0	478,348
Non-Agency Mortgage-Backed Securities	0	80,197	0	80,197
Asset-Backed Securities	0	160,100	7	160,107
Sovereign Issues	0	41,496	0	41,496
Short-Term Instruments
Certificates of Deposit	0	8,704	0	8,704
Repurchase Agreements	0	4,479	0	4,479
Argentina Treasury Bills	0	188	0	188
Greece Treasury Bills	0	2,174	0	2,174
Japan Treasury Bills	0	159,671	0	159,671
U.S. Treasury Bills	0	5,388	0	5,388
	$0	$1,498,095	$7	$1,498,102

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$363,170	$0	$0	$363,170

Total Investments	$363,170	$1,498,095	$7	$1,861,272

Short Sales, at Value - Liabilities
Sovereign Issues	0	(10,169)	0	(10,169)
U.S. Government Agencies	0	(5,653)	0	(5,653)
U.S. Treasury Obligations	0	(1,644)	0	(1,644)
	$0	$(17,466)	$0	$(17,466)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,470	1,734	0	3,204
Over the counter	0	42,561	0	42,561
	$1,470	$44,295	$0	$45,765

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,946)	(3,476)	0	(5,422)
Over the counter	0	(63,752)	(31)	(63,783)

	$(1,946)	$(67,228)	$(31)	$(69,205)

Total Financial Derivative Instruments	$(476)	$(22,933)	$(31)	$(23,440)

Totals	$362,694	$1,457,696	$(24)	$1,820,366
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.2% ¤
CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 3.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$800	$800
4.625% due 10/30/2020		400	403
Air Lease Corp.
4.750% due 03/01/2020		300	304
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	600
Ally Financial, Inc.
3.500% due 01/27/2019		$600	600
3.750% due 11/18/2019		300	300
4.250% due 04/15/2021		100	98
8.000% due 11/01/2031		800	892
American Tower Corp.
2.800% due 06/01/2020		875	868
3.450% due 09/15/2021		200	200
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)	EUR	1,400	1,594
7.000% due 02/19/2019 •(f)		1,200	1,375
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$6,580	5,999
Bank of Ireland
7.375% due 06/18/2020 •(f)	EUR	2,960	3,547
Barclays PLC
6.500% due 09/15/2019 •(f)		4,100	4,590
7.000% due 09/15/2019 •(f)	GBP	700	875
8.000% due 12/15/2020 •(f)	EUR	1,800	2,191
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)		5,300	6,236
6.625% due 06/29/2021 •(f)		5,600	6,985
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	129,718	6,363
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,550	11,475
Deutsche Bank AG
4.250% due 10/14/2021		49,600	48,526
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,200	1,178
Erste Group Bank AG
8.875% due 10/15/2021 •(f)	EUR	200	257
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$200	200
2.943% due 01/08/2019		100	100
3.606% (US0003M + 0.830%) due 03/12/2019 ~		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	694
3.678% (US0003M + 1.270%) due 10/04/2019 ~		100	100
4.496% (US0003M + 2.060%) due 01/15/2019 ~		300	300
Goldman Sachs Group, Inc.
3.988% (US0003M + 1.200%) due 09/15/2020 ~		49,000	49,241
ING Bank NV
2.625% due 12/05/2022		14,700	14,483
International Lease Finance Corp.
5.875% due 04/01/2019		100	100
6.250% due 05/15/2019		600	605
8.250% due 12/15/2020		900	968
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	1,949
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	84	14
LeasePlan Corp. NV
2.875% due 01/22/2019		$500	500
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(f)	EUR	700	794
7.000% due 06/27/2019 •(f)	GBP	5,000	6,388
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$5,400	5,360
Nationwide Building Society
6.875% due 06/20/2019 •(f)	GBP	3,100	3,993
Navient Corp.
4.875% due 06/17/2019		$862	859

5.875% due 03/25/2021		200	192
8.000% due 03/25/2020		200	204
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	29	5
Nykredit Realkredit A/S
2.500% due 10/01/2047		168	27
Realkredit Danmark A/S
2.500% due 07/01/2047		79	13
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,230
4.519% due 06/25/2024 •		6,900	6,777
7.500% due 08/10/2020 •(f)(g)		3,492	3,466
8.625% due 08/15/2021 •(f)(g)		2,830	2,936
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	8,530	9,822
Springleaf Finance Corp.
5.250% due 12/15/2019		$1,400	1,407
6.000% due 06/01/2020		100	101
Toronto-Dominion Bank
2.250% due 03/15/2021		600	592
UBS AG
3.347% due 06/08/2020 •		31,500	31,496
UniCredit SpA
7.830% due 12/04/2023		54,350	56,914

			317,186

INDUSTRIALS 0.6%
Allergan Funding SCS
3.000% due 03/12/2020		3,394	3,381
Allergan Sales LLC
5.000% due 12/15/2021		2,600	2,677
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,319
7.750% due 05/15/2022		$800	731
BAT Capital Corp.
3.204% due 08/14/2020 •		9,400	9,310
BAT International Finance PLC
2.750% due 06/15/2020		200	197
Baxalta, Inc.
2.875% due 06/23/2020		120	119
D.R. Horton, Inc.
3.750% due 03/01/2019		200	200
Daimler Finance North America LLC
2.250% due 09/03/2019		500	497
Dell International LLC
3.480% due 06/01/2019		2,800	2,792
DISH DBS Corp.
7.875% due 09/01/2019		100	102
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		7,300	7,282
eBay, Inc.
2.750% due 01/30/2023		5,500	5,292
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		10,500	10,467
Energy Transfer Partners LP
5.750% due 09/01/2020		300	308
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		800	791
ERAC USA Finance LLC
5.250% due 10/01/2020		100	103
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		490	485
Hyundai Capital America
1.750% due 09/27/2019		300	296
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	690
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		500	502
NXP BV
4.125% due 06/15/2020		100	100
Ryder System, Inc.
2.450% due 09/03/2019		500	498
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	309
Sky Ltd.
2.625% due 09/16/2019		600	596
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		100	99
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		206	204
Telefonica Emisiones S.A.
5.877% due 07/15/2019		100	101
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		200	195

Time Warner Cable LLC
5.000% due 02/01/2020		1,200	1,217
8.250% due 04/01/2019		500	506
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		200	201
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,005	2,192
VMware, Inc.
3.900% due 08/21/2027		1,900	1,689
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,281	4,261
2.450% due 11/20/2019		1,500	1,486
Wind Tre SpA
2.625% due 01/20/2023	EUR	300	311

			63,506

SPECIALTY FINANCE 0.5%
CIMIC Group Ltd.
1.000% due 04/04/2019 (h)		$4,000	3,956
1.000% due 08/03/2019 (h)		7,800	7,599
3.906% due 06/06/2019 (h)		4,600	4,514
4.120% due 07/01/2019 (h)		1,900	1,858
11.000% due 02/25/2019 (h)	AUD	14,300	10,021
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		$5,461	5,456
3.536% due 09/04/2019 (h)		5,000	4,987
3.536% due 09/02/2020 (h)		5,000	4,966
3.536% due 09/02/2021 (h)		5,000	4,946

			48,303

UTILITIES 0.9%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		23,500	23,431
3.488% (US0003M + 0.750%) due 06/01/2021 ~		14,100	14,015
5.000% due 03/01/2021		400	414
5.150% due 02/15/2050		8,900	8,286
5.300% due 08/15/2058		3,100	2,888
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		3,800	3,764
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		200	202
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~		19,360	19,340
Petrobras Global Finance BV
5.299% due 01/27/2025		2,263	2,167
5.999% due 01/27/2028		5,781	5,457
Plains All American Pipeline LP
2.600% due 12/15/2019		300	295
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		3,900	3,822

			84,280

Total Corporate Bonds & Notes (Cost $523,323)			513,275

U.S. GOVERNMENT AGENCIES 19.1%
Fannie Mae
2.375% due 12/25/2036 - 07/25/2037 •		557	548
2.636% due 03/25/2036 •		200	198
2.856% due 07/25/2037 - 05/25/2042 •		184	185
2.946% due 05/25/2036 •		43	43
2.951% due 02/25/2037 •		353	353
3.253% due 06/01/2043 - 10/01/2044 •		814	809
3.275% due 02/01/2032 •		5	5
3.522% due 02/01/2034 •		14	15
3.569% due 04/01/2033 •		185	193
3.591% due 04/01/2032 •		20	20
3.806% due 04/01/2027 •		34	34
3.965% due 11/01/2033 •		19	19
4.018% due 10/01/2033 •		3	3
4.120% due 05/25/2035 ~		15	16
4.164% due 05/01/2035 •		91	95
4.258% due 12/01/2036 •		40	41
4.293% due 05/01/2036 •		15	16
4.500% due 09/01/2034 •		7	8
4.610% due 04/01/2035 •		86	90
5.188% due 09/01/2034 •		18	19
6.500% due 06/25/2028		30	33
Fannie Mae, TBA
3.500% due 02/01/2034 - 02/01/2049		859,080	859,060
4.000% due 01/01/2049 - 02/01/2049		937,500	955,322

Freddie Mac
2.355% due 12/25/2036 •	120	120
2.636% due 08/25/2031 •	173	173
2.725% due 01/15/2037 •	6	6
2.786% due 09/25/2031 •	401	397
3.156% due 02/25/2045 •	699	696
3.557% due 07/25/2044 •	142	147
3.890% due 01/01/2034 •	230	243
4.251% due 07/01/2036 •	70	73
4.254% due 09/01/2036 •	64	66
4.279% due 06/01/2033 •	130	136
4.447% due 10/01/2036 •	46	48
4.500% due 07/15/2020	94	94
4.825% due 01/01/2034 •	200	212
6.500% due 01/25/2028	12	13
7.000% due 10/15/2030	30	34
Ginnie Mae
2.855% due 06/16/2031 - 03/16/2032 •	24	24
3.125% due 12/20/2035 •	423	440
3.142% due 01/20/2060 •	21,165	21,344
3.750% due 07/20/2035 •	16	16

Total U.S. Government Agencies (Cost $1,822,652)		1,841,407

U.S. TREASURY OBLIGATIONS 92.9%
U.S. Treasury Bonds
3.000% due 02/15/2048 (n)	750	748
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (l)(n)	27,597	27,211
0.125% due 04/15/2020 (j)	408,069	399,029
0.125% due 04/15/2021 (j)(l)	519,781	505,700
0.125% due 01/15/2022 (l)(n)	29,361	28,506
0.125% due 04/15/2022 (j)(l)	303,656	293,867
0.125% due 07/15/2022 (l)	88,332	85,816
0.125% due 01/15/2023 (l)	69,746	67,381
0.125% due 07/15/2024 (n)	16,056	15,402
0.125% due 07/15/2026	233,134	219,039
0.250% due 01/15/2025	484,213	463,854
0.375% due 07/15/2023	133,696	130,765
0.375% due 07/15/2025	284,056	274,049
0.375% due 01/15/2027 (n)	45,503	43,252
0.500% due 01/15/2028	198,278	189,361
0.625% due 07/15/2021 (l)	287,034	283,954
0.625% due 04/15/2023	6,526	6,420
0.625% due 01/15/2024	51,454	50,667
0.625% due 01/15/2026 (j)	825,043	803,654
0.625% due 02/15/2043 (n)	37,179	32,674
0.750% due 07/15/2028	30,928	30,297
0.750% due 02/15/2042	123,649	112,488
0.750% due 02/15/2045	111,998	100,414
0.875% due 02/15/2047	184,065	169,377
1.000% due 02/15/2046	175,062	166,382
1.000% due 02/15/2048	227,241	215,840
1.250% due 07/15/2020 (l)	24,612	24,565
1.375% due 01/15/2020 (l)	203,323	202,081
1.375% due 02/15/2044	425,206	440,056
1.750% due 01/15/2028	218,888	232,623
1.875% due 07/15/2019 (l)(n)	13,714	13,673
2.000% due 01/15/2026	211,268	225,568
2.125% due 02/15/2040	117,002	137,840
2.125% due 02/15/2041	33,122	39,206
2.375% due 01/15/2025 (j)	572,994	619,754
2.375% due 01/15/2027	103,357	114,147
2.500% due 01/15/2029 (j)	411,699	469,028
3.375% due 04/15/2032	53,336	68,524
3.625% due 04/15/2028 (j)	684,922	841,286
3.875% due 04/15/2029 (j)	525,246	669,219
U.S. Treasury Notes
2.750% due 02/15/2024 (j)(n)	138,000	139,513

Total U.S. Treasury Obligations (Cost $9,209,150)		8,953,230

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
4.119% due 10/25/2035 ^~	606	569
4.392% due 08/25/2035 ~	454	448
Alliance Bancorp Trust
2.746% due 07/25/2037 •	5,926	5,251
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	531	488
2.716% due 10/25/2046 •	7,530	5,416
American Home Mortgage Investment Trust
4.385% due 09/25/2045 •	449	448
Banc of America Funding Trust
4.447% due 01/20/2047 ^~	252	241

5.753% due 10/25/2036 ^Ø	211	191
5.837% due 01/25/2037 ^Ø	172	162
5.888% due 04/25/2037 ^Ø	143	124
Banc of America Mortgage Trust
4.239% due 07/25/2035 ^~	481	448
4.521% due 11/25/2035 ^~	673	673
4.723% due 12/25/2034 ~	550	554
BCAP LLC Trust
2.676% due 01/25/2037 ^•	1,539	1,447
3.790% due 04/26/2036 ~	4,070	3,453
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	65	63
3.961% due 05/25/2047 ^~	1,107	1,026
4.088% due 02/25/2036 ^~	308	289
4.176% due 07/25/2036 ^~	1,516	1,414
4.368% due 02/25/2034 ~	712	726
4.488% due 10/25/2035 ~	744	747
4.689% due 01/25/2034 ~	691	698
4.715% due 11/25/2034 ~	86	87
4.835% due 01/25/2034 ~	201	206
Bear Stearns ALT-A Trust
3.848% due 08/25/2036 ^~	452	369
3.918% due 08/25/2036 ^~	364	321
4.032% due 05/25/2035 ~	51	52
4.209% due 09/25/2035 ^~	75	62
4.463% due 11/25/2036 ~	1,122	1,032
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •	13,200	13,008
Chase Mortgage Finance Trust
4.137% due 02/25/2037 ~	75	75
4.224% due 12/25/2035 ^~	629	611
4.369% due 02/25/2037 ~	55	56
ChaseFlex Trust
3.006% due 06/25/2035 •	303	161
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.686% due 07/25/2036 •	337	333
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	431	434
Citigroup Mortgage Loan Trust
4.202% due 07/25/2046 ^~	854	780
4.238% due 09/25/2037 ^~	354	340
4.490% due 05/25/2035 •	248	249
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	125	126
3.890% due 09/25/2035 •	254	248
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	166	166
Countrywide Alternative Loan Trust
2.616% due 06/25/2046 •	943	901
2.650% due 02/20/2047 ^•	89	72
2.665% due 12/20/2046 ^•	5,058	4,469
2.676% due 01/25/2037 ^•	149	145
2.680% due 03/20/2046 •	209	190
2.680% due 07/20/2046 ^•	4,608	3,522
2.790% due 11/20/2035 •	622	586
3.157% due 12/25/2035 •	999	883
3.206% due 10/25/2035 ^•	148	123
3.888% due 02/25/2037 ^~	3,014	2,920
5.500% due 11/25/2035 ^	46	43
5.750% due 05/25/2036	1,360	946
6.000% due 01/25/2037 ^	2,325	1,929
6.000% due 02/25/2037 ^	88	62
6.500% due 08/25/2032	269	275
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •	455	435
3.457% due 04/25/2035 ^~	330	300
3.686% due 03/25/2037 ^~	233	212
3.712% due 04/20/2036 ^~	176	162
3.791% due 02/25/2047 ^~	257	228
3.871% due 02/20/2036 ^~	87	74
4.290% due 11/25/2034 ~	13	12
4.305% due 04/20/2035 ~	69	68
4.344% due 01/20/2035 ~	129	132
4.386% due 01/20/2035 ~	43	43
4.530% due 11/20/2034 ~	122	124
4.531% due 11/19/2033 ~	29	30
5.500% due 11/25/2035 ^	169	147
5.500% due 04/25/2038	402	410
6.000% due 04/25/2036	2,414	1,969
Credit Suisse First Boston Mortgage Securities Corp.
3.925% due 04/25/2034 ~	46	47
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	9	9
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	459	217

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.738% due 10/25/2035 ~		100	86
First Horizon Alternative Mortgage Securities Trust
4.225% due 09/25/2034 ~		189	187
4.290% due 06/25/2034 ~		424	420
6.000% due 02/25/2037 ^		1,051	804
6.250% due 08/25/2037 ^		241	184
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~		515	426
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •		767	736
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	194	196
GSR Mortgage Loan Trust
3.850% due 04/25/2035 ~		$87	88
4.039% due 11/25/2035 ~		555	552
4.332% due 07/25/2035 ~		328	330
4.464% due 11/25/2035 ~		49	50
4.474% due 11/25/2035 ^~		749	695
HarborView Mortgage Loan Trust
2.669% due 07/21/2036 •		401	362
2.710% due 03/19/2036 ^•		868	800
2.780% due 11/19/2035 •		1,031	979
2.810% due 06/20/2035 •		276	272
2.910% due 05/19/2035 •		8	8
2.970% due 01/19/2036 •		1,841	1,451
4.265% due 04/19/2034 ~		109	108
4.290% due 01/19/2035 ~		429	424
HomeBanc Mortgage Trust
3.594% due 04/25/2037 ^~		1,224	1,121
Impac CMB Trust
3.406% due 10/25/2033 •		36	36
IndyMac Mortgage Loan Trust
2.706% due 06/25/2046 •		2,094	1,788
2.786% due 07/25/2035 •		421	377
2.806% due 11/25/2035 ^•		202	153
2.806% due 06/25/2037 ^•		370	226
3.627% due 06/25/2036 ~		277	265
3.754% due 10/25/2035 ~		155	139
3.874% due 01/25/2036 ^~		194	176
3.896% due 08/25/2036 ~		535	527
3.909% due 08/25/2035 ~		213	191
3.909% due 08/25/2035 ^~		170	152
4.261% due 12/25/2034 ~		75	75
4.304% due 11/25/2035 ^~		349	332
4.315% due 10/25/2034 ~		415	424
4.460% due 11/25/2035 ^~		22	21
JPMorgan Alternative Loan Trust
2.966% due 03/25/2036 •		3,924	3,763
6.000% due 12/27/2036		180	145
JPMorgan Mortgage Trust
3.855% due 06/25/2035 ~		38	38
4.059% due 06/25/2036 ^~		39	37
4.101% due 07/25/2035 ~		137	139
4.107% due 10/25/2035 ^~		131	115
4.187% due 04/25/2035 ~		46	47
4.268% due 08/25/2035 ~		361	363
4.314% due 07/25/2035 ~		477	480
4.385% due 11/25/2035 ^~		291	283
4.452% due 07/25/2035 ~		68	69
4.603% due 08/25/2035 ~		358	360
Lehman XS Trust
2.756% due 08/25/2037 •		6,556	6,396
Luminent Mortgage Trust
2.686% due 12/25/2036 ^•		778	723
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •		2,012	1,811
3.981% due 12/25/2033 ~		873	846
4.438% due 11/21/2034 ~		338	348
4.567% due 12/25/2033 ~		47	47
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•		944	176
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •		91	91
3.195% due 09/15/2030 •		46	46
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.892% due 10/20/2029 •		62	63
2.895% due 12/15/2030 •		168	163
2.935% due 06/15/2030 •		90	88
3.315% due 08/15/2032 •		189	182
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		470	444
3.092% due 03/25/2030 •		35	34
3.292% due 11/25/2029 •		22	22
3.677% due 02/25/2035 ~		344	348
3.969% due 12/25/2035 ~		160	148

4.122% due 02/25/2034 ~		1,383	1,386
4.151% due 12/25/2034 ~		447	448
4.250% due 05/25/2036 ~		47	46
4.267% due 06/25/2037 ~		325	327
4.302% due 02/25/2033 ~		1,159	1,137
4.363% due 09/25/2035 ^~		152	139
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 Ø		273	177
New York Mortgage Trust
4.037% due 05/25/2036 ^~		269	262
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.941% due 02/25/2036 ^~		157	137
5.820% due 03/25/2047 Ø		370	375
6.138% due 03/25/2047 Ø		342	347
Provident Funding Mortgage Loan Trust
4.069% due 04/25/2034 ~		21	21
4.336% due 08/25/2033 ~		590	595
Residential Accredit Loans, Inc. Trust
2.686% due 06/25/2046 •		3,060	1,239
2.915% due 08/25/2035 •		91	81
3.066% due 12/25/2045 •		1,273	1,094
3.517% due 09/25/2045 •		191	179
5.107% due 09/25/2035 ^~		159	144
Residential Asset Securitization Trust
2.906% due 05/25/2035 •		7,100	6,087
2.906% due 01/25/2046 ^•		72	35
5.000% due 08/25/2019		26	25
5.500% due 06/25/2033		112	113
6.250% due 10/25/2036 ^		840	833
Sequoia Mortgage Trust
2.670% due 07/20/2036 •		1,300	1,245
3.170% due 10/19/2026 •		26	26
3.194% due 05/20/2034 •		468	455
3.230% due 10/20/2027 •		37	35
3.270% due 10/20/2027 •		76	74
3.370% due 12/20/2032 •		64	63
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 10/25/2035 •		697	661
3.557% due 01/25/2035 ^•		22	20
3.910% due 11/25/2035 ^~		129	121
3.922% due 09/25/2036 ^~		740	567
4.209% due 08/25/2035 ~		127	126
4.232% due 02/25/2034 ~		280	281
4.369% due 04/25/2034 ~		7	8
4.370% due 09/25/2035 ~		651	583
4.385% due 09/25/2034 ~		11	12
4.385% due 10/25/2037 ^•		266	239
4.483% due 05/25/2036 ^~		318	303
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •		876	814
2.716% due 05/25/2036 •		3,733	3,422
2.720% due 07/19/2035 •		774	761
2.736% due 02/25/2036 •		369	328
2.766% due 03/25/2037 •		154	110
2.816% due 12/25/2035 ^•		280	271
3.130% due 09/19/2032 •		146	143
3.130% due 10/19/2034 •		69	68
3.170% due 03/19/2034 •		184	183
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.509% due 01/25/2034 ~		17	17
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 ^Ø		1,230	116
Trinity Square PLC
1.963% due 07/15/2051 •	GBP	16,627	21,205
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •		$738	725
2.857% due 03/25/2047 ^•		5,463	5,068
2.873% due 12/25/2046 ^•		2,643	2,450
2.927% due 05/25/2047 •		776	727
3.030% due 01/25/2037 ^~		1,483	1,361
3.056% due 07/25/2044 •		1,575	1,585
3.086% due 07/25/2045 •		25	24
3.137% due 06/25/2046 •		93	90
3.157% due 02/25/2046 •		689	686
3.161% due 04/25/2037 ^~		963	873
3.186% due 01/25/2045 •		1,032	1,022
3.306% due 10/25/2044 •		332	330
3.357% due 11/25/2042 •		51	49
3.363% due 02/25/2037 ^~		2,180	2,001
3.386% due 05/25/2037 ^~		1,896	1,582
3.485% due 02/25/2037 ^~		418	387
3.557% due 06/25/2042 •		94	91
3.672% due 03/25/2035 ~		108	109
3.676% due 12/25/2036 ^~		953	900
3.765% due 08/25/2036 ^~		169	158
3.770% due 03/25/2034 ~		77	78

4.062% due 12/25/2035 ~		432	418
4.079% due 06/25/2033 ~		372	376
4.126% due 09/25/2035 ~		297	297
4.280% due 12/25/2035 ~		41	41
Washington Mutual Mortgage Pass-Through Certificates Trust
3.127% due 05/25/2046 ^•		1,613	1,356
6.500% due 08/25/2035		310	265
Wells Fargo Mortgage-Backed Securities Trust
4.513% due 06/25/2035 ~		17	18
4.561% due 04/25/2036 ~		136	136
4.567% due 03/25/2035 ~		199	203
4.662% due 04/25/2036 ^~		185	184
4.694% due 06/25/2035 ~		68	68
4.717% due 01/25/2035 ~		437	452
4.729% due 10/25/2036 ~		38	37
4.752% due 10/25/2035 ~		704	695
4.768% due 03/25/2036 ~		95	97
4.931% due 01/25/2035 ~		225	227
6.000% due 08/25/2036		875	861

Total Non-Agency Mortgage-Backed Securities (Cost $161,368)			171,764

ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp. Home Equity Loan Trust
4.306% due 10/25/2032 •		46	46
4.306% due 06/25/2034 •		186	179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.436% due 05/25/2035 •		1,800	1,788
Argent Mortgage Loan Trust
2.986% due 05/25/2035 •		2,344	2,224
Argent Securities Trust
2.656% due 07/25/2036 •		4,540	3,814
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.866% due 10/25/2035 •		1,146	1,149
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	2,800	3,194
B&M CLO Ltd.
3.166% due 04/16/2026 •		$3,137	3,124
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	1,900	2,157
Barings Euro CLO BV
0.680% due 07/27/2030 •		3,800	4,318
1.050% due 07/27/2030		600	686
Bear Stearns Asset-Backed Securities Trust
2.616% due 04/25/2031 •		$190	267
CIFC Funding Ltd.
3.350% due 10/25/2027 •		9,400	9,279
Citigroup Mortgage Loan Trust
2.736% due 12/25/2036 •		4,132	2,886
Citigroup Mortgage Loan Trust, Inc.
2.726% due 08/25/2036 •		1,250	1,246
2.836% due 10/25/2036 •		17,188	16,263
Countrywide Asset-Backed Certificates
2.646% due 08/25/2037 ^•		260	243
2.696% due 06/25/2047 •		872	861
2.756% due 03/25/2037 •		10,300	9,678
5.805% due 04/25/2036 ^~		854	772
Countrywide Asset-Backed Certificates Trust
2.656% due 02/25/2037 •		241	241
3.286% due 11/25/2034 •		551	551
3.436% due 08/25/2035 •		43	43
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		6,260	6,283
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		13,000	12,955
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 Ø		212	91
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •		3,655	3,652
Dorchester Park CLO DAC
3.369% due 04/20/2028 •		4,150	4,117
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	2,300	2,608
Equity One Mortgage Pass-Through Trust
3.106% due 04/25/2034 •		$135	123
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		11,600	11,520
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		9,100	9,043
First Franklin Mortgage Loan Trust
2.976% due 11/25/2036 •		14,950	13,168
3.226% due 05/25/2035 •		154	154
Flagship CLO Ltd.
3.286% due 01/16/2026 •		6,850	6,825

Fremont Home Loan Trust
2.641% due 10/25/2036 •		3,350	3,130
GSAMP Trust
2.876% due 03/25/2047 •		3,000	2,629
3.481% due 03/25/2035 ^•		4,454	3,871
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		6,000	5,966
HSI Asset Securitization Corp. Trust
2.776% due 02/25/2036 •		2,300	2,290
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •		5,450	5,417
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •		4,879	2,141
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		13,550	13,518
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		5,869	4,134
Lehman XS Trust
2.666% due 05/25/2036 •		5,563	5,509
3.306% due 10/25/2035 •		445	439
5.012% due 06/25/2036 Ø		5,414	4,907
Long Beach Mortgage Loan Trust
3.241% due 08/25/2035 •		72	72
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		9,360	9,237
Merrill Lynch Mortgage Investors Trust
2.586% due 09/25/2037 •		128	73
2.626% due 02/25/2037 •		131	57
MidOcean Credit CLO
3.236% due 04/15/2027 •		3,950	3,939
Monarch Grove CLO
3.370% due 01/25/2028 •		8,610	8,523
Morgan Stanley ABS Capital, Inc. Trust
2.846% due 03/25/2037 •		567	302
Morgan Stanley Dean Witter Capital, Inc. Trust
3.856% due 02/25/2033 •		672	674
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		153	104
6.000% due 02/25/2037 ^~		159	124
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		7,400	7,387
Navient Student Loan Trust
3.656% due 03/25/2066 •		15,507	15,579
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •		5,390	5,349
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.796% due 03/25/2036 •		4,100	3,995
NovaStar Mortgage Funding Trust
2.676% due 11/25/2036 •		1,633	744
3.211% due 01/25/2036 •		2,200	2,177
3.586% due 06/25/2035 •		2,517	2,510
OCP CLO Ltd.
3.236% due 07/15/2027 •		1,490	1,478
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		2,940	2,904
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.996% due 09/25/2035 •		3,800	3,786
3.481% due 10/25/2034 •		664	667
3.496% due 09/25/2034 •		582	581
3.556% due 10/25/2034 •		4,900	4,955
Popular ABS Mortgage Pass-Through Trust
3.196% due 06/25/2035 •		626	613
Renaissance Home Equity Loan Trust
3.506% due 12/25/2033 •		423	419
3.606% due 09/25/2037 •		36,919	19,875
Residential Asset Securities Corp. Trust
2.746% due 08/25/2036 •		4,700	3,598
Residential Mortgage Loan Trust
3.815% due 09/25/2029 •		9	9
Saxon Asset Securities Trust
3.035% due 05/25/2035 •		500	453
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		899	912
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	378	432
3.390% due 07/25/2023 •		$9,620	9,640
3.990% due 04/25/2023 •		79,841	80,321
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		11,000	10,949
3.349% due 07/20/2027 •		2,800	2,786
Structured Asset Investment Loan Trust
2.946% due 12/25/2035 •		581	577
3.211% due 03/25/2034 •		351	347
3.226% (US0001M + 0.720%) due 10/25/2035 ~		150	150
Structured Asset Securities Corp. Mortgage Loan Trust
2.886% due 10/25/2036 •		1,700	1,681

3.849% due 04/25/2035 •		138	134
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		11,146	11,142
Symphony CLO Ltd.
3.316% due 04/15/2028 •		2,040	2,033
3.466% due 10/15/2025 •		15,662	15,548
Telos CLO Ltd.
3.399% due 04/17/2028 •		5,870	5,860
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •		800	800
TICP CLO Ltd.
3.269% due 07/20/2027 •		4,560	4,526
3.309% due 04/20/2028 •		6,420	6,338
Tralee CLO Ltd.
3.499% due 10/20/2027 •		6,900	6,871
Venture CDO Ltd.
2.699% due 01/20/2022 •		125	125
Venture CLO Ltd.
3.316% due 04/15/2027 •		5,490	5,432
3.316% due 07/15/2027 •		7,100	7,031
3.507% due 02/28/2026 •		29,660	29,511
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		3,799	3,773
Wells Fargo Home Equity Asset-Backed Securities Trust
4.906% due 12/25/2034 •		400	398
WhiteHorse Ltd.
3.379% due 04/17/2027 •		7,000	6,965

Total Asset-Backed Securities (Cost $499,223)			503,965

SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
5.875% due 01/11/2028 (j)		10,150	7,333
6.875% due 01/26/2027 (j)		23,120	17,701
41.328% (BADLARPP) due 10/04/2022 ~	ARS	6,900	290
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	69
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		57,500	1,473
59.257% (ARLLMONP) due 06/21/2020 ~(a)		425,774	12,178
Australia Government International Bond
1.250% due 02/21/2022	AUD	15,780	11,349
3.000% due 09/20/2025		68,726	55,836
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	14,201
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (c)	BRL	28,960	7,361
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	32,065	30,095
France Government International Bond
1.850% due 07/25/2027 (e)(j)	EUR	11,796	16,465
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)(j)		28,413	34,383
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	2,822,596	26,577
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,042	52
7.750% due 05/29/2031		206,976	9,718
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	98,237	69,621
3.000% due 09/20/2030		19,627	15,436
Peru Government International Bond
5.940% due 02/12/2029	PEN	30,600	9,264
Qatar Government International Bond
3.875% due 04/23/2023		$11,000	11,142
5.103% due 04/23/2048		8,500	8,947
Saudi Government International Bond
4.000% due 04/17/2025		12,970	12,883

Total Sovereign Issues (Cost $415,917)			372,374

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society
10.250% ~		13,832	2,464

Total Preferred Securities (Cost $2,693)			2,464

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (i) 0.0%			2,457

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
(7.579)% due 01/31/2019 - 04/30/2019 (b)(c)	ARS	202,999	6,024

JAPAN TREASURY BILLS 1.9%
(0.321)% due 02/04/2019 (c)(d)	JPY	20,130,000	183,681

Total Short-Term Instruments (Cost $188,643)			192,162

Total Investments in Securities (Cost $12,822,969)			12,550,641

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		5,022,781	49,645

Total Short-Term Instruments (Cost $49,635)			49,645

Total Investments in Affiliates (Cost $49,635)			49,645

Total Investments 130.7% (Cost $12,872,604)			$12,600,286
Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $(6,184))			4,278
Other Assets and Liabilities, net (30.7)%			(2,963,007)

Net Assets 100.0%			$9,641,557

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	08/03/2019	08/13/2018	$7,618	$7,599	0.08%
CIMIC Group Ltd.	1.000	04/04/2019	09/26/2018	3,962	3,956	0.04
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	4,523	4,514	0.05
CIMIC Group Ltd.	4.120	07/01/2019	07/10/2018	1,863	1,858	0.02
CIMIC Group Ltd.	11.000	02/25/2019	09/26/2018	10,333	10,021	0.10
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	5,461	5,456	0.06
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	5,000	4,987	0.05
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	5,000	4,966	0.05
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	5,000	4,946	0.05

				$48,760	$48,303	0.50%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$2,457	U.S. Treasury Notes 2.875% due 09/30/2023	$(2,506)	$2,457	$2,457

Total Repurchase Agreements						$(2,506)	$2,457	$2,457

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CIB	2.500%	11/15/2018	01/29/2019			$(51,813)	$(51,985)
	2.520	11/02/2018	01/29/2019			(115,565)	(116,058)
	2.560	11/16/2018	01/15/2019			(200,500)	(201,170)
GRE	2.550	11/07/2018	02/07/2019			(19,000)	(19,075)
IND	(0.300)	12/28/2018	01/22/2019		EUR	(14,498)	(16,610)
	(0.200)	12/28/2018	01/22/2019			(30,142)	(34,535)
NOM	2.450	12/21/2018	TBD	(3)		$(3,138)	(3,141)
	2.550	12/21/2018	TBD	(3)		(7,507)	(7,513)
RCY	2.470	10/22/2018	01/22/2019			(96,446)	(96,922)
	2.480	10/23/2018	01/23/2019			(192,286)	(193,227)
	2.500	11/08/2018	01/09/2019			(103,609)	(104,005)
	2.520	11/13/2018	01/14/2019			(102,500)	(102,859)
	2.540	12/31/2018	01/14/2019			(121,613)	(121,630)
SCX	2.630	11/23/2018	01/18/2019			(4,886)	(4,901)
	2.850	12/18/2018	01/17/2019			(134,347)	(134,507)
	2.860	12/18/2018	01/17/2019			(66,662)	(66,741)

Total Reverse Repurchase Agreements							$(1,274,879)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Fannie Mae, TBA	3.000%	01/01/2049	$298,150	$(284,407)	$(290,962)

Total Short Sales (3.0)%				$(284,407)	$(290,962)

(j)	Securities with an aggregate market value of $1,333,414 and cash of $170 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(3,082,767) at a weighted average interest rate of 2.094%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.000	02/22/2019	3,221	$3,221	$28	$3
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	106.500	02/22/2019	505	505	4	1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	74	74	1	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.250	02/22/2019	284	284	2	2
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.500	02/22/2019	385	385	3	3

Total Purchased Options					$38	$9

Written Options: Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	189	$189	$(85)	$(85)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	278	278	(109)	(109)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	379	379	(159)	(160)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	257	257	(193)	(26)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	194	194	(148)	(148)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	773	773	(271)	(876)

Total Written Options					$(965)	$(1,404)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	69	$16,793	$(22)	$2	$0
90-Day Eurodollar June Futures	06/2019	5,862	1,426,151	3,229	73	0
90-Day Eurodollar March Futures	03/2019	69	16,783	(59)	0	0
90-Day Eurodollar September Futures	09/2019	69	16,791	(31)	2	0
Call Options Strike @ EUR 113.500 on Euro-Schatz March 2019 Futures	02/2019	320	2	0	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	1,305	244,526	2,300	0	(284)
Euro-Buxl 30-Year Bond March Futures	03/2019	9	1,863	42	0	(8)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	189	2	0	0	0
U.S. Treasury 2-Year Note March Futures	03/2019	62	13,163	90	8	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,247	274,169	6,576	878	0

				$12,125	$963	$(292)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	5,793	$(1,412,116)	$(6,501)	$0	$(362)
Australia Government 3-Year Note March Futures	03/2019	190	(15,017)	(76)	0	(19)
Australia Government 10-Year Bond March Futures	03/2019	306	(28,596)	(288)	0	(136)
Euro-BTP Italy Government Bond March Futures	03/2019	1,066	(155,959)	(3,263)	0	(73)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	1,921	(331,909)	(1,119)	462	0
Japan Government 10-Year Bond March Futures	03/2019	101	(140,509)	(539)	56	(138)
U.S. Treasury 5-Year Note March Futures	03/2019	918	(105,283)	(1,725)	0	(230)
U.S. Treasury 10-Year Ultra March Futures	03/2019	5,219	(678,878)	(21,778)	0	(2,446)
U.S. Treasury 30-Year Bond March Futures	03/2019	3,390	(494,940)	(21,590)	0	(1,589)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	42	(6,748)	(355)	0	(25)
United Kingdom Long Gilt March Futures	03/2019	1,353	(212,411)	(2,075)	224	(690)

				$(59,309)	$742	$(5,708)

Total Futures Contracts				$(47,184)	$1,705	$(6,000)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	3,690	$61	$(12)	$49	$0	$(1)
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		1,500	(12)	5	(7)	1	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		$2,000	(50)	26	(24)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		4,100	(227)	42	(185)	1	0

							$(228)	$61	$(167)	$2	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$89,800	$(6,382)	$4,397	$(1,985)	$0	$(148)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	56,300	(987)	(37)	(1,024)	0	(88)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		161,450	(4,280)	1,818	(2,462)	0	(312)

						$(11,649)	$6,178	$(5,471)	$0	$(548)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$42,320	$99	$4,556	$4,655	$0	$(100)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		8,500	21	164	185	0	(23)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		18,483	105	103	208	0	(50)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		6,490	16	29	45	0	(17)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(2,112)	(1,969)	0	(109)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$402,740	7,557	(1,760)	5,797	14	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(498)	(356)	(854)	11	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(3,983)	(1,344)	159	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		446,020	561	(6,090)	(5,529)	658	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		69,400	(2,681)	981	(1,700)	120	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	462	462	190	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	243	243	115	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	255	255	110	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		94,190	(733)	357	(376)	182	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		204,400	(1,376)	3,008	1,632	413	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		48,300	274	219	493	0	(139)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	664	2,247	0	(431)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	823	2,804	0	(536)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	261	2,191	0	(172)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	234	1,970	0	(154)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	640	10,754	0	(1,038)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	575	1,095	0	(239)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	2,563	5,393	0	(264)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		225,720	(675)	(1,873)	(2,548)	0	(471)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		14,590	786	(234)	552	0	(54)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		128,900	1,497	(3,052)	(1,555)	0	(504)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		218,300	0	(2,429)	(2,429)	0	(434)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		41,280	2,463	(3,642)	(1,179)	0	(246)
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	2,252	42	(32)	10	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		49,448	(44)	(513)	(557)	0	(86)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		42,440	730	(1,016)	(286)	0	(203)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		76,920	(2,405)	(2,650)	(5,055)	0	(862)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(15)	(139)	(154)	0	(2)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		13,210,000	(707)	(2,411)	(3,118)	0	(61)
Pay	28-Day MXN-TIIE	9.182	Lunar	11/28/2028	MXN	632,200	0	787	787	199	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	36,640	0	702	702	40	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		13,830	0	334	334	28	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		25,580	2	823	825	53	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		9,100	(12)	(348)	(360)	0	(29)
Receive	CPTFEMU	1.796	Maturity	11/15/2038		14,800	2	579	581	45	0
Receive	CPTFEMU	1.808	Maturity	11/15/2038		16,000	0	674	674	48	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		9,100	23	520	543	53	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		5,230	0	299	299	29	0
Receive	CPTFEMU	1.950	Maturity	11/15/2048		8,460	29	471	500	46	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$54,700	3	(330)	(327)	0	(18)
Pay	CPURNSA	1.925	Maturity	05/08/2019		31,660	0	(203)	(203)	74	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		48,200	0	(509)	(509)	38	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	(321)	(321)	3	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	(297)	(297)	4	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(526)	540	15	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(432)	331	4	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	(154)	(154)	0	(1)
Pay	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	(2,232)	(2,232)	0	(115)
Pay	CPURNSA	2.263	Maturity	04/27/2023		55,580	(12)	(1,345)	(1,357)	0	(16)
Pay	CPURNSA	2.263	Maturity	05/09/2023		16,720	0	(400)	(400)	0	(5)
Pay	CPURNSA	2.281	Maturity	05/10/2023		25,570	0	(675)	(675)	0	(50)
Receive	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	953	(736)	32	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	1,322	(776)	54	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,000	(190)	114	(76)	7	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	787	(383)	33	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	777	(368)	33	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	629	(352)	26	0
Receive	CPURNSA	1.800	Maturity	09/21/2026		5,000	(60)	(20)	(80)	7	0
Receive	CPURNSA	1.855	Maturity	09/27/2026		5,000	(30)	(25)	(55)	7	0
Receive	CPURNSA	1.945	Maturity	10/11/2026		2,100	(55)	49	(6)	3	0
Receive	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	359	359	59	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		19,680	0	329	329	34	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		19,500	0	264	264	35	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		43,700	0	631	631	79	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		59,140	128	2,051	2,179	144	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		16,720	0	669	669	29	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		25,150	0	1,024	1,024	44	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		25,570	0	1,049	1,049	45	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	893	893	39	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		14,700	(8)	619	611	25	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	4,870	0	(24)	(24)	0	(3)
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		2,180	1	(26)	(25)	0	(1)
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	(336)	(337)	0	(18)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		34,430	10	675	685	55	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		13,040	0	516	516	38	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		56,090	(1)	2,346	2,345	169	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		8,070	0	354	354	24	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		34,940	0	1,518	1,518	96	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		11,230	33	872	905	32	0
Receive	UKRPI	3.513	Maturity	09/15/2028	GBP	18,700	1	(89)	(88)	140	0
Receive	UKRPI	3.595	Maturity	11/15/2028		9,350	0	81	81	71	0
Receive	UKRPI	3.603	Maturity	11/15/2028		17,930	0	177	177	137	0
Receive	UKRPI	3.633	Maturity	12/15/2028		18,500	0	254	254	135	0
Receive	UKRPI	3.190	Maturity	04/15/2030		14,600	(464)	(184)	(648)	129	0
Receive	UKRPI	3.350	Maturity	05/15/2030		58,020	173	(577)	(404)	535	0
Receive	UKRPI	3.400	Maturity	06/15/2030		32,300	443	(404)	39	302	0
Receive	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,671)	(1,499)	(3,170)	1,151	0
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	2	(27)	5	0
Receive	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	111	(3,420)	270	0
Receive	UKRPI	3.530	Maturity	10/15/2031		3,700	91	(112)	(21)	38	0
Receive	UKRPI	3.470	Maturity	09/15/2032		51,215	6	(958)	(952)	563	0
Receive	UKRPI	3.500	Maturity	09/15/2033		5,610	4	(104)	(100)	64	0
Receive	UKRPI	3.579	Maturity	10/15/2033		7,300	0	74	74	91	0
Receive	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	72	(410)	237	0
Pay	UKRPI	3.585	Maturity	10/15/2046		25,200	(1,234)	(295)	(1,529)	0	(730)
Pay	UKRPI	3.428	Maturity	03/15/2047		41,890	2,654	(340)	2,314	0	(1,202)

							$19,062	$(4,160)	$14,902	$7,668	$(8,387)

Total Swap Agreements							$7,185	$2,079	$9,264	$7,670	$(8,936)

(l)

Securities with an aggregate market value of $92,641 and cash of $13,666 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	215,593		$5,296	$0	$(326)
	01/2019	CAD	99,424		74,667	1,822	0
BPS	01/2019	BRL	409,701		110,099	4,423	(27)
	01/2019	CLP	3,364,097		5,036	188	0
	01/2019	RUB	310,973		4,489	35	0
	01/2019		$100,837	BRL	391,058	85	(24)
	01/2019		4,881	PHP	259,563	60	0
	01/2019		4,940	ZAR	68,137	0	(207)
BRC	01/2019	MXN	161,924		$7,949	0	(282)
	01/2019		$5,571	ARS	215,593	51	0
	01/2019		4,954	PHP	262,027	33	0
	01/2019		4,940	ZAR	71,070	0	(12)
	04/2019	ARS	240,049		$5,571	0	(2)
CBK	01/2019	AUD	170,436		124,857	4,789	0
	01/2019	BRL	102,295		26,905	511	0
	01/2019	DKK	12,632		1,929	0	(10)
	01/2019	EUR	176,715		201,697	0	(908)
	01/2019	GBP	6,997		8,959	37	0
	01/2019		$26,400	BRL	102,295	0	(6)
	01/2019		1,286	EUR	1,125	4	0
	02/2019	AUD	14,300		$10,390	308	0
	02/2019	CHF	263		264	0	(5)
	02/2019	JPY	10,065,000		89,246	0	(2,788)
	02/2019		$25,367	COP	80,995,986	0	(483)
	04/2019		15,064	CNH	103,979	72	0
	04/2019		1,944	DKK	12,632	10	0
DUB	01/2019	BRL	68,282		$17,607	56	(58)
	01/2019	RUB	309,688		4,632	191	0
	01/2019		$7,884	BRL	30,512	0	(12)
	02/2019	BRL	30,512		$7,869	11	0
	03/2019		$16,857	IDR	247,813,640	176	0
GLM	01/2019	BRL	155,134		$39,995	9	(37)
	01/2019	CLP	6,577,596		9,561	95	(15)
	01/2019	GBP	136,288		174,178	474	(77)
	01/2019		$35,321	BRL	136,417	13	(137)
	01/2019		1,980	DKK	12,630	0	(42)
	01/2019		31,593	EUR	27,753	226	0
	01/2019		3,779	GBP	2,982	23	0
	01/2019		4,940	MXN	98,728	67	0
	01/2019		19,696	RUB	1,348,123	0	(403)
	02/2019		620	TRY	3,591	41	0
	03/2019	KRW	23,096,376		$20,553	0	(242)
	04/2019	BRL	28,960		7,412	0	(11)
	07/2019		$4,520	ARS	223,496	209	0
HUS	01/2019	CLP	3,308,766		$4,810	40	0
	01/2019		$542	ARS	21,518	11	0
	01/2019		4,940	INR	358,792	218	0
	01/2019		454	PLN	1,694	0	(2)
	01/2019		17,725	TRY	96,588	391	0
	01/2019		4,720	ZAR	69,052	67	0
	02/2019	JPY	10,065,000		$89,598	0	(2,436)
	02/2019		$121	ARS	5,023	3	0
IND	01/2019	NZD	119,507		$81,303	1,079	0
	01/2019		$33,798	JPY	3,831,223	1,168	0
JPM	01/2019	BRL	432,286		$116,402	4,866	0
	01/2019	RUB	619,776		9,265	378	0
	01/2019		$110,781	BRL	432,286	755	0
	01/2019		51,869	EUR	45,205	4	(45)
	01/2019		109,606	GBP	85,842	37	(185)
	02/2019	ZAR	4,149		$282	0	(5)
	04/2019		$6,783	CNH	46,813	31	0
MSB	01/2019	BRL	323,046		$83,286	19	(83)
	01/2019		$84,067	BRL	323,046	370	(1,087)
	02/2019		7,281		28,592	83	0
	03/2019		12,413	INR	884,733	203	0
RYL	01/2019	JPY	336,300		$3,021	0	(48)
SCX	01/2019	BRL	186,000		49,839	1,848	0
	01/2019		$47,637	BRL	186,000	354	0
	01/2019		2,315	GBP	1,829	17	0
SOG	01/2019		4,974	PHP	262,745	28	0
	04/2019	CNH	154,766		$22,093	0	(435)
SSB	01/2019		$1,297	CAD	1,724	0	(34)
	03/2019	SGD	14,190		$10,384	0	(46)
	03/2019	TWD	332,180		10,862	0	(75)

Total Forward Foreign Currency Contracts						$25,989	$(10,595)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Buy	1.750%	01/16/2019	$26,400	$3	$0

Total Purchased Options						$3	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$26,300	$(38)	$(72)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		63,100	(88)	(102)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		25,000	(53)	(68)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		32,800	(71)	(70)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,000	(16)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		25,700	(47)	(83)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		37,400	(42)	(63)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		21,000	(28)	(45)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		20,800	(17)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		19,300	(33)	(33)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		11,000	(19)	(25)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		20,800	(27)	(20)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		96,800	(78)	(57)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		41,400	(80)	(130)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		16,100	(27)	(27)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		12,200	(12)	(17)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		23,100	(36)	(63)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		21,200	(45)	(49)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		25,600	(28)	(43)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		22,300	(20)	(36)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		13,100	(10)	(18)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		25,300	(43)	(48)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	8,200	(16)	(13)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$22,100	(40)	(60)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		19,100	(36)	(32)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		23,600	(35)	(38)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		25,900	(28)	(35)

							$(1,013)	$(1,277)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Put - OTC EUR versus USD	$1.100	02/13/2019	EUR	34,671	$(202)	$(23)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		$264,700	$(2,362)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(175)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(190)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(67)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(60)

							$(9,302)	$(302)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	$876,900	$(680)	$(430)

Total Written Options						$(11,197)	$(2,032)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$23,700	$(1,245)	$1,293	$48	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	345	10	0

						$(1,580)	$1,638	$58	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	141,370	$0	$24	$24	$0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		86,740	0	50	50	0
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		29,770	(2)	38	36	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$50,000	330	(5,481)	0	(5,151)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	74,520	0	42	42	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		16,030	0	(32)	0	(32)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		71,730	0	25	25	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		15,310	0	26	26	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,880	4	30	34	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		18,170	0	(29)	0	(29)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	(10)	0	(10)
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$9,860	0	(152)	0	(152)

								$332	$(5,469)	$237	$(5,374)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.900%	Maturity	01/11/2019	$200,000	$0	$(11)	$0	$(11)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.780%	Maturity	02/12/2019	100,000	0	115	115	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.810%	Maturity	02/15/2019	36,100	0	204	204	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.840%	Maturity	02/18/2019	36,100	0	128	128	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.840%	Maturity	02/20/2019	100,000	0	453	453	0
JPM	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.800%	Maturity	01/09/2019	200,000	0	156	156	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.750%	Maturity	01/17/2019	7,900	0	40	40	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.800%	Maturity	01/18/2019	50,000	0	(74)	0	(74)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.740%	Maturity	01/30/2019	50,000	0	0	0	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	Federal Funds Rate plus a Specificed Spread	Maturity	03/08/2019	400,000	0	293	293	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	Federal Funds Rate plus a Specificed Spread	Maturity	03/12/2019	200,000	0	1,647	1,647	0

								$0	$2,951	$3,036	$(85)

Total Swap Agreements								$(1,248)	$(880)	$3,331	$(5,459)

(n)

Securities with an aggregate market value of $6,591 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$317,186	$0	$317,186
Industrials	0	63,506	0	63,506
Specialty Finance	0	48,303	0	48,303
Utilities	0	84,280	0	84,280
U.S. Government Agencies	0	1,841,407	0	1,841,407
U.S. Treasury Obligations	0	8,953,230	0	8,953,230
Non-Agency Mortgage-Backed Securities	0	171,764	0	171,764
Asset-Backed Securities	0	503,965	0	503,965
Sovereign Issues	0	372,374	0	372,374
Preferred Securities
Banking & Finance	0	2,464	0	2,464
Short-Term Instruments
Repurchase Agreements	0	2,457	0	2,457
Argentina Treasury Bills	0	6,024	0	6,024
Japan Treasury Bills	0	183,681	0	183,681
	$0	$12,550,641	$0	$12,550,641

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,645	$0	$0	$49,645

Total Investments	$49,645	$12,550,641	$0	$12,600,286

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(290,962)	$0	$(290,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,705	7,679	0	9,384
Over the counter	0	29,320	0	29,320
	$1,705	$36,999	$0	$38,704

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,417)	(9,923)	0	(16,340)
Over the counter	0	(18,086)	0	(18,086)

	$(6,417)	$(28,009)	$0	$(34,426)

Total Financial Derivative Instruments	$(4,712)	$8,990	$0	$4,278

Totals	$44,933	$12,268,669	$0	$12,313,602

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.0% ¤
CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 3.6%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$101
Ally Financial, Inc.
3.500% due 01/27/2019		1,100	1,100
7.500% due 09/15/2020		100	104
8.000% due 03/15/2020		100	104
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)	EUR	200	228
7.000% due 02/19/2019 •(g)		200	229
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,140	1,039
Bank of Ireland
7.375% due 06/18/2020 •(g)	EUR	640	767
Barclays PLC
6.500% due 09/15/2019 •(g)		200	224
7.000% due 09/15/2019 •(g)	GBP	400	500
8.000% due 12/15/2020 •(g)	EUR	1,400	1,704
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)		1,300	1,530
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,689
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,066
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	99
Goldman Sachs Group, Inc.
3.988% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,034
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,144
ING Bank NV
2.625% due 12/05/2022		$2,000	1,971
International Lease Finance Corp.
5.875% due 04/01/2019		100	100
6.250% due 05/15/2019		200	202
8.250% due 12/15/2020		500	538
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	24	4
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$1,300	1,288
7.000% due 06/27/2019 •(g)	GBP	300	383
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$900	893
Nationwide Building Society
6.875% due 06/20/2019 •(g)	GBP	500	644
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	4	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		17	3
Realkredit Danmark A/S
2.500% due 07/01/2047		79	13
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		$1,900	1,816
4.519% due 06/25/2024 •		1,200	1,179
7.500% due 08/10/2020 •(g)(h)		600	595
8.625% due 08/15/2021 •(g)(h)		1,320	1,369
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	2,960
UBS AG
3.347% due 06/08/2020 •		4,600	4,599
UniCredit SpA
7.830% due 12/04/2023		9,200	9,634

			52,854

INDUSTRIALS 1.1%
AbbVie, Inc.
3.375% due 11/14/2021		1,200	1,200
BAT Capital Corp.
3.204% due 08/14/2020 •		1,500	1,486

Bayer U.S. Finance LLC
3.000% due 10/08/2021	1,200	1,174
Conagra Brands, Inc.
3.800% due 10/22/2021	1,500	1,501
Dell International LLC
3.480% due 06/01/2019	200	199
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~	1,400	1,397
eBay, Inc.
2.750% due 01/30/2023	1,200	1,155
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~	1,700	1,695
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	2,100	2,098
Microchip Technology, Inc.
3.922% due 06/01/2021	1,700	1,687
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,100	1,055
Ryder System, Inc.
2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	100	103
Telefonica Emisiones S.A.
5.877% due 07/15/2019	200	202
Time Warner Cable LLC
8.250% due 04/01/2019	100	101
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	278	304
VMware, Inc.
3.900% due 08/21/2027	200	178
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	400	398

		16,033

UTILITIES 1.0%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	4,100	4,088
3.488% (US0003M + 0.750%) due 06/01/2021 ~	2,600	2,584
5.000% due 03/01/2021	100	103
5.150% due 02/15/2050	1,400	1,304
5.300% due 08/15/2058	500	466
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	700	693
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	3,280	3,277
Petrobras Global Finance BV
5.299% due 01/27/2025	2,137	2,046
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	800	784

		15,345

Total Corporate Bonds & Notes (Cost $85,284)		84,232

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
3.253% due 09/01/2044 - 10/01/2044 •	23	23
4.000% due 09/01/2048	196	200
Fannie Mae, TBA
3.500% due 01/01/2034 - 02/01/2049	141,630	141,638
4.000% due 01/01/2049 - 02/01/2049	80,000	81,523
Freddie Mac
3.055% due 12/15/2037 •	147	149
4.251% due 07/01/2036 •	66	69
4.254% due 09/01/2036 •	61	63
4.447% due 10/01/2036 •	44	45
NCUA Guaranteed Notes
2.940% due 12/08/2020 •	663	666

Total U.S. Government Agencies (Cost $221,295)		224,376

U.S. TREASURY OBLIGATIONS 107.8%
U.S. Treasury Bonds
3.000% due 02/15/2048 (n)	140	139
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (j)	180,072	177,553
0.125% due 04/15/2020 (j)(l)(n)	380,057	371,638
0.125% due 04/15/2021 (j)	296,769	288,730
0.125% due 04/15/2022 (j)(l)	127,301	123,197
0.125% due 07/15/2022 (n)	350	340
0.125% due 01/15/2023	11,529	11,138
0.125% due 07/15/2024 (n)	6,520	6,255
0.125% due 07/15/2026	11,331	10,646
0.250% due 01/15/2025 (n)	25,805	24,720
0.375% due 07/15/2025 (j)	59,481	57,385

0.375% due 01/15/2027 (j)(n)	3,298	3,135
0.500% due 01/15/2028 (j)	104,750	100,039
0.625% due 07/15/2021 (j)	77,096	76,269
0.625% due 04/15/2023 (l)(n)	7,381	7,262
0.625% due 01/15/2024 (n)	4,477	4,409
0.625% due 01/15/2026 (j)	67,731	65,975
0.750% due 07/15/2028 (n)	7,596	7,441
0.750% due 02/15/2045 (n)	2,363	2,118
0.875% due 02/15/2047 (n)	10,272	9,452
1.000% due 02/15/2046 (n)	2,561	2,434
1.000% due 02/15/2048 (n)	21,312	20,243
1.250% due 07/15/2020 (l)	37,528	37,457
1.375% due 02/15/2044 (n)	3,472	3,593
1.750% due 01/15/2028	46,809	49,747
1.875% due 07/15/2019	37,781	37,669
2.000% due 01/15/2026	18,514	19,767
2.125% due 02/15/2040 (n)	35	41
2.125% due 02/15/2041 (n)	2,229	2,638
2.375% due 01/15/2025 (j)	48,042	51,963
2.375% due 01/15/2027 (n)	226	249
2.500% due 01/15/2029 (n)	10,894	12,411
3.375% due 04/15/2032 (n)	8,011	10,292
3.875% due 04/15/2029 (n)	4,829	6,152

Total U.S. Treasury Obligations (Cost $1,637,310)		1,602,497

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust
2.746% due 07/25/2037 •	768	680
BCAP LLC Trust
3.790% due 04/26/2036 ~	735	624
Bear Stearns Adjustable Rate Mortgage Trust
4.088% due 02/25/2036 ^~	526	493
4.176% due 07/25/2036 ^~	183	171
4.526% due 01/25/2035 ~	78	79
Chase Mortgage Finance Trust
4.224% due 12/25/2035 ^~	42	41
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	6	6
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	86	86
4.240% due 09/25/2035 •	12	12
4.680% due 09/25/2035 •	8	8
Countrywide Alternative Loan Trust
2.616% due 06/25/2046 •	193	184
5.500% due 11/25/2035	131	121
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	175	175
6.000% due 04/25/2036	427	348
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	64	62
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.206% due 10/25/2035 ^•	441	342
Credit Suisse Mortgage Capital Certificates
5.624% due 10/26/2036 ~	32	28
6.000% due 05/27/2037	23	23
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	483	369
GS Mortgage Securities Trust
4.592% due 08/10/2043	1,100	1,122
GSR Mortgage Loan Trust
4.354% due 01/25/2036 ^~	109	108
4.494% due 09/25/2035 ~	42	43
HarborView Mortgage Loan Trust
2.910% due 05/19/2035 •	555	539
HomeBanc Mortgage Trust
2.776% due 10/25/2035 •	103	103
IndyMac Mortgage Loan Trust
2.786% due 07/25/2035 •	3,499	3,133
JPMorgan Mortgage Trust
3.855% due 06/25/2035 ~	243	241
Residential Asset Securitization Trust
2.906% due 05/25/2035 •	1,254	1,075
2.906% due 01/25/2046 ^•	313	154
5.750% due 03/25/2037	317	195
Structured Adjustable Rate Mortgage Loan Trust
4.033% due 03/25/2036 ^~	251	224
4.436% due 12/25/2034 ~	26	25
Structured Asset Mortgage Investments Trust
2.716% due 04/25/2036 •	15	14
Thornburg Mortgage Securities Trust
4.216% due 09/25/2037 ~	97	98
WaMu Mortgage Pass-Through Certificates Trust
3.765% due 08/25/2036 ^~	12	12

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		94	80
Wells Fargo Mortgage-Backed Securities Trust
4.607% due 03/25/2036 ^~		99	98
4.729% due 10/25/2036 ~		8	7
4.752% due 10/25/2035 ~		44	44

Total Non-Agency Mortgage-Backed Securities (Cost $11,168)			11,167

ASSET-BACKED SECURITIES 7.2%
ACE Securities Corp. Home Equity Loan Trust
4.306% due 06/25/2034 •		77	74
Argent Mortgage Loan Trust
2.986% due 05/25/2035 •		692	656
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	1,300	1,483
B&M CLO Ltd.
3.166% due 04/16/2026 •		$610	607
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	300	340
Barings Euro CLO BV
0.680% due 07/27/2030 •		600	682
CIFC Funding Ltd.
3.350% due 10/25/2027 •		$1,660	1,638
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		2,159	2,188
Citigroup Mortgage Loan Trust
2.736% due 12/25/2036 •		51	36
Citigroup Mortgage Loan Trust, Inc.
2.836% due 10/25/2036 •		1,300	1,230
Countrywide Asset-Backed Certificates
2.646% due 05/25/2035 •		191	182
2.646% due 07/25/2037 •		700	633
2.696% due 11/25/2037 •		2,933	2,789
2.706% due 09/25/2037 •		183	157
2.746% due 05/25/2036 •		4,559	3,253
2.756% due 03/25/2037 •		1,200	1,128
5.805% due 04/25/2036 ~		848	766
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		907	911
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		200	199
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •		430	430
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	270	306
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •		$800	794
FBR Securitization Trust
3.246% due 11/25/2035 •		10	10
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		2,700	2,683
First Franklin Mortgage Loan Trust
2.976% due 11/25/2036 •		2,900	2,554
3.376% due 09/25/2035 •		7,000	6,915
Flagship CLO Ltd.
3.286% due 01/16/2026 •		2,000	1,993
Fremont Home Loan Trust
2.641% due 10/25/2036 •		909	850
3.241% due 07/25/2035 •		100	100
GSAMP Trust
3.241% due 09/25/2035 ^•		91	90
3.481% due 03/25/2035 ^•		995	864
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		900	895
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		759	604
HSI Asset Securitization Corp. Trust
2.776% due 02/25/2036 •		500	498
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •		1,030	1,024
IndyMac Mortgage Loan Trust
2.576% due 07/25/2036 •		5,665	2,486
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		500	499
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,310	4,445
Lehman XS Trust
5.012% due 06/25/2036 Ø		1,547	1,402
Long Beach Mortgage Loan Trust
2.626% due 08/25/2036 •		499	264
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		1,210	1,194
MASTR Asset-Backed Securities Trust
2.676% due 06/25/2036 •		2,026	1,731

Merrill Lynch Mortgage Investors Trust
3.226% due 05/25/2036 •		151	149
MidOcean Credit CLO
3.236% due 04/15/2027 •		500	499
Monarch Grove CLO
3.370% due 01/25/2028 •		2,000	1,980
Mountain View CLO Ltd.
3.236% due 10/15/2026 •		500	499
3.256% due 10/13/2027 •		1,830	1,816
Navient Student Loan Trust
3.656% due 03/25/2066 •		1,882	1,891
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •		1,200	1,191
NovaStar Mortgage Funding Trust
3.211% due 01/25/2036 •		2,002	1,981
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •		520	513
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •		4,655	2,506
Residential Asset Securities Corp. Trust
2.746% due 08/25/2036 •		1,900	1,454
Saxon Asset Securities Trust
4.034% due 06/25/2033 Ø		105	107
Securitized Asset-Backed Receivables LLC Trust
2.756% due 05/25/2036 •		6,335	4,039
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	616	705
Sound Point CLO Ltd.
3.296% due 04/15/2027 •		$1,600	1,593
3.349% due 07/20/2027 •		400	398
Soundview Home Loan Trust
2.706% due 06/25/2037 •		5,690	4,232
Structured Asset Securities Corp.
3.166% due 02/25/2035 •		94	94
Structured Asset Securities Corp. Mortgage Loan Trust
2.886% due 10/25/2036 •		2,477	2,449
Symphony CLO Ltd.
3.316% due 04/15/2028 •		490	488
Telos CLO Ltd.
3.399% due 04/17/2028 •		700	699
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.309% due 04/20/2028 •		1,760	1,737
Tralee CLO Ltd.
3.499% due 10/20/2027 •		1,200	1,195
Venture CLO Ltd.
3.286% due 01/15/2028 •		7,500	7,433
3.316% due 04/15/2027 •		1,730	1,712
3.316% due 07/15/2027 •		1,000	990
3.507% due 02/28/2026 •		6,150	6,119
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		1,380	1,371
Wells Fargo Home Equity Asset-Backed Securities Trust
4.906% due 12/25/2034 •		700	696
WhiteHorse Ltd.
3.379% due 04/17/2027 •		4,200	4,179

Total Asset-Backed Securities (Cost $105,287)			106,548

SOVEREIGN ISSUES 5.4%
Argentina Government International Bond
5.875% due 01/11/2028		1,850	1,337
6.875% due 01/26/2027		3,620	2,772
41.328% (BADLARPP) due 10/04/2022 ~	ARS	300	13
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		9,934	254
59.257% (ARLLMONP) due 06/21/2020 ~(a)		65,957	1,887
Australia Government International Bond
1.250% due 02/21/2022	AUD	9,750	7,012
3.000% due 09/20/2025		9,694	7,875
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,506
Canadian Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	5,191	4,872
Denmark Government Bond
0.100% due 11/15/2023 (f)	DKK	18,699	3,045
France Government International Bond
1.850% due 07/25/2027 (f)(j)	EUR	2,003	2,796
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	473,793	4,461
Mexico Government International Bond
4.500% due 11/22/2035 (f)	MXN	6,548	351
New Zealand Government International Bond
3.000% due 09/20/2030	NZD	13,760	10,822

Peru Government International Bond
5.940% due 02/12/2029	PEN	4,900	1,483
Qatar Government International Bond
3.875% due 04/23/2023		$1,800	1,823
5.103% due 04/23/2048		1,400	1,474
Saudi Government International Bond
4.000% due 04/17/2025		3,070	3,049
United Kingdom Gilt
0.125% due 03/22/2046 (f)	GBP	95	189
0.125% due 08/10/2048 (f)		673	1,388
0.125% due 11/22/2056 (f)		752	1,731
0.125% due 11/22/2065 (f)		724	1,922
0.750% due 11/22/2047 (f)		27	64
1.750% due 09/07/2037		9,220	11,771
1.875% due 11/22/2022 (f)		1,812	2,698
4.250% due 12/07/2027		1,400	2,253

Total Sovereign Issues (Cost $87,633)			79,848

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.7%
Hilton Worldwide Holdings, Inc.		89,890	6,454
Marriott International, Inc. ‘A’		37,204	4,039

			10,493

INFORMATION TECHNOLOGY 0.3%
InterXion Holding NV (b)		81,628	4,421

Total Common Stocks (Cost $14,468)			14,914

REAL ESTATE INVESTMENT TRUSTS 41.9%
REAL ESTATE 41.9%
Alexandria Real Estate Equities, Inc.		180,044	20,748
American Campus Communities, Inc.		228,148	9,443
American Homes 4 Rent ‘A’		132,812	2,636
American Tower Corp.		107,917	17,071
Apartment Investment & Management Co. ‘A’		319,869	14,036
AvalonBay Communities, Inc.		156,812	27,293
Boston Properties, Inc.		161,631	18,192
Brandywine Realty Trust		277,574	3,572
Camden Property Trust		122,358	10,774
Corporate Office Properties Trust		167,427	3,521
CubeSmart		243,061	6,973
CyrusOne, Inc.		49,805	2,634
Digital Realty Trust, Inc.		172,417	18,371
Douglas Emmett, Inc.		283,777	9,685
Duke Realty Corp.		490,495	12,704
Equinix, Inc.		50,111	17,667
Equity LifeStyle Properties, Inc.		138,787	13,480
Equity Residential		541,012	35,712
Essex Property Trust, Inc.		68,140	16,709
Extra Space Storage, Inc.		54,832	4,961
Federal Realty Investment Trust		66,880	7,895
First Industrial Realty Trust, Inc.		152,313	4,396
HCP, Inc.		507,904	14,186
Healthcare Realty Trust, Inc.		121,850	3,465
Healthcare Trust of America, Inc. ‘A’		99,609	2,521
Host Hotels & Resorts, Inc.		852,878	14,217
Hudson Pacific Properties, Inc.		304,933	8,861
Invitation Homes, Inc.		544,160	10,927
Kilroy Realty Corp.		162,084	10,192
Liberty Property Trust		179,296	7,509
Mid-America Apartment Communities, Inc.		115,650	11,068
Park Hotels & Resorts, Inc.		106,249	2,760
Prologis, Inc.		540,830	31,758
Public Storage		156,775	31,733
Regency Centers Corp.		120,974	7,099
Rexford Industrial Realty, Inc.		190,632	5,618
Ryman Hospitality Properties, Inc.		126,188	8,416
SBA Communications Corp. (b)		80,454	13,025
Simon Property Group, Inc.		326,756	54,892
SL Green Realty Corp.		120,380	9,520
STORE Capital Corp.		90,212	2,554
Sun Communities, Inc.		295,597	30,065
Taubman Centers, Inc.		64,967	2,955
UDR, Inc.		310,099	12,286
Ventas, Inc.		432,448	25,337
Vornado Realty Trust		116,284	7,213
Welltower, Inc.		245,946	17,071

Total Real Estate Investment Trusts (Cost $612,986)			623,721

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.2%
COMMERCIAL PAPER 1.1%
Mondelez International, Inc.
3.100% due 02/27/2019		$16,000	15,922

REPURCHASE AGREEMENTS (i) 0.0%			396

ARGENTINA TREASURY BILLS 0.0%
(7.262)% due 02/28/2019 - 04/30/2019 (c)(d)	ARS	23,974	717

JAPAN TREASURY BILLS 2.1%
(0.321)% due 02/04/2019 (d)(e)	JPY	3,510,000	32,028

Total Short-Term Instruments (Cost $48,448)			49,063

Total Investments in Securities (Cost $2,823,879)			2,796,366

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		77,683	768

Total Short-Term Instruments (Cost $768)			768

Total Investments in Affiliates (Cost $768)			768

Total Investments 188.1% (Cost $2,824,647)			$2,797,134
Financial Derivative Instruments (k)(m) (1.3)% (Cost or Premiums, net $(1,021))			(18,912)
Other Assets and Liabilities, net (86.8)%			(1,291,101)

Net Assets 100.0%			$1,487,121

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$396	U.S. Treasury Notes 2.875% due 09/30/2023	$(408)	$396	$396

Total Repurchase Agreements						$(408)	$396	$396

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.740%	12/31/2018	02/28/2019		$(41,108)	$(41,114)
BOS	2.480	12/26/2018	01/23/2019		(5,978)	(5,981)
	2.500	11/08/2018	01/08/2019		(2,416)	(2,425)
	2.550	11/14/2018	01/14/2019		(2,705)	(2,715)
	2.550	12/17/2018	01/16/2019		(9,292)	(9,303)
BSN	2.370	10/09/2018	01/09/2019		(167,604)	(168,542)
	2.370	11/13/2018	01/07/2019		(22,487)	(22,561)
	2.370	11/13/2018	01/09/2019		(34,120)	(34,232)
	2.370	12/12/2018	01/09/2019		(170,256)	(170,491)
	2.370	12/17/2018	01/07/2019		(10,237)	(10,248)
	2.370	12/31/2018	01/07/2019		(79,219)	(79,229)
	2.380	12/12/2018	01/10/2019		(8,290)	(8,301)
CIB	2.500	11/15/2018	01/29/2019		(51,813)	(51,985)
	2.520	11/02/2018	01/29/2019		(98,987)	(99,409)
IND	(0.300)	12/28/2018	01/22/2019	EUR	(2,462)	(2,821)
	2.550	11/14/2018	01/14/2019		$(180,913)	(181,541)
	2.650	12/17/2018	01/17/2019		(7,434)	(7,443)
SCX	2.550	11/06/2018	02/06/2019		(2,985)	(2,998)
	2.600	11/21/2018	01/02/2019		(105,306)	(105,626)
	2.810	12/20/2018	01/14/2019		(4,241)	(4,245)
	2.820	12/13/2018	01/14/2019		(6,608)	(6,618)
	2.820	12/20/2018	01/14/2019		(3,949)	(3,953)
	2.860	12/18/2018	01/17/2019		(39,437)	(39,484)

Total Reverse Repurchase Agreements						$(1,061,265)

(j)	Securities with an aggregate market value of $1,061,599 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,013,274) at a weighted average interest rate of 2.130%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	585	$585	$5	$1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	107.000	02/22/2019	13	13	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	12	12	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	169.000	02/22/2019	54	54	1	2
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	170.000	02/22/2019	9	9	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	171.000	02/22/2019	853	853	7	13
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	185.000	02/22/2019	46	46	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	103.500	02/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	103.750	02/22/2019	9	9	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	441	441	4	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	190.000	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	195.000	02/22/2019	23	23	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	200.000	02/22/2019	95	95	1	0

Total Purchased Options					$18	$16

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	$122.000	01/25/2019	28	$28	$(13)	$(13)
Call - CBOT U.S. Treasury 10-Year Note February 2019 Futures	122.250	01/25/2019	43	43	(17)	(17)
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	122.500	02/22/2019	56	56	(23)	(24)
Put - CBOT U.S. Treasury 30-Year Bond February 2019 Futures	141.000	01/25/2019	41	41	(31)	(4)
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	148.000	02/22/2019	28	28	(21)	(21)
Call - CBOT U.S. Treasury 5-Year Note February 2019 Futures	113.500	01/25/2019	129	129	(45)	(146)

Total Written Options					$(150)	$(225)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	11	$2,677	$(4)	$0	$0
90-Day Eurodollar June Futures	06/2019	994	241,828	543	13	0
90-Day Eurodollar March Futures	03/2019	11	2,675	(9)	0	0
90-Day Eurodollar September Futures	09/2019	11	2,677	(5)	0	0
Call Options Strike @ EUR 113.900 on Euro-Schatz March 2019 Futures	02/2019	120	1	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	241	3	0	0	0
Euro-Bobl March Futures	03/2019	4	607	1	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	228	42,722	560	0	(50)
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	242	3	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	451	51,724	847	113	0
U.S. Treasury 10-Year Note March Futures	03/2019	437	53,321	1,273	171	0

				$3,206	$297	$(50)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	983	$(239,619)	$(1,101)	$0	$(61)
Australia Government 3-Year Note March Futures	03/2019	118	(9,326)	(47)	0	(12)
Australia Government 10-Year Bond March Futures	03/2019	40	(3,738)	(38)	0	(18)
Euro-BTP Italy Government Bond March Futures	03/2019	83	(12,116)	(357)	0	(6)
Euro-OAT France Government 10-Year Bond March Futures	03/2019	187	(32,310)	(151)	45	0
Japan Government 10-Year Bond March Futures	03/2019	4	(5,565)	(26)	2	(5)
U.S. Treasury 10-Year Ultra March Futures	03/2019	388	(50,470)	(1,619)	0	(182)
U.S. Treasury 30-Year Bond March Futures	03/2019	966	(141,036)	(6,266)	0	(453)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	122	(19,600)	(1,061)	0	(72)
United Kingdom Long Gilt March Futures	03/2019	566	(88,858)	(628)	94	(288)

				$(11,294)	$141	$(1,097)

Total Futures Contracts				$(8,088)	$438	$(1,147)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.442%	EUR	630	$10	$(3)	$7	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		300	(2)	1	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		$400	(11)	6	(5)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		700	(40)	9	(31)	0	0

							$(43)	$13	$(30)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$21,200	$(1,518)	$1,049	$(469)	$0	$(35)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	6,900	(121)	(4)	(125)	0	(11)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(654)	305	(349)	0	(44)

						$(2,293)	$1,350	$(943)	$0	$(90)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$788	$810	$0	$(17)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	29	33	0	(4)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	12	31	0	(7)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	8	12	0	(5)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(365)	(340)	0	(19)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$85,020	1,595	(371)	1,224	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		51,400	1,415	(2,053)	(638)	76	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	(1,688)	(1,532)	182	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	403	(698)	49	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	101	101	42	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	39	39	18	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	41	41	18	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	44	(44)	21	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		83,600	(564)	1,232	668	169	0
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		9,400	(37)	178	141	0	(27)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	272	261	0	(20)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	626	1,482	0	(143)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	186	768	0	(167)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	3,857	2,672	0	(131)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		40,940	(123)	(339)	(462)	0	(85)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,560	1,102	(362)	740	0	(73)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		15,650	182	(371)	(189)	0	(61)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		38,000	0	(423)	(423)	0	(75)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,932	286	(147)	139	0	(34)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		770	77	37	114	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,080	845	(312)	533	0	(39)
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	(17)	(17)	0	(5)
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(38)	(38)	0	(12)
Receive	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,300	0	(24)	(24)	0	(8)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		7,400	442	(653)	(211)	0	(44)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049	EUR	10,800	257	(605)	(348)	0	(10)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	9,930	160	(227)	(67)	0	(48)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		14,630	(413)	(549)	(962)	0	(164)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	1,307,000	(24)	(162)	(186)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		490,000	(8)	(58)	(66)	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,340,000	(125)	(427)	(552)	0	(11)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	93	(160)	0	(1)
Pay	28-Day MXN-TIIE	9.182	Lunar	11/28/2028	MXN	139,100	0	173	173	44	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	13,140	0	252	252	14	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		4,300	1	103	104	9	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,970	0	160	160	10	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,500	(2)	(57)	(59)	0	(5)
Receive	CPTFEMU	1.796	Maturity	11/15/2038		2,500	0	98	98	8	0
Receive	CPTFEMU	1.808	Maturity	11/15/2038		2,600	0	109	109	8	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,500	4	85	89	9	0
Receive	CPTFEMU	1.945	Maturity	11/15/2048		890	0	51	51	5	0
Receive	CPTFEMU	1.950	Maturity	11/15/2048		1,370	5	76	81	7	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$65,340	4	(395)	(391)	0	(22)
Pay	CPURNSA	2.168	Maturity	07/15/2020		9,600	0	(101)	(101)	8	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	(37)	(37)	0	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	(35)	(35)	0	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(75)	77	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(58)	44	1	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	(31)	(31)	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	(353)	(353)	0	(18)
Pay	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	(139)	(141)	0	(2)
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	(75)	(75)	0	(1)
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	(128)	(128)	0	(9)
Receive	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	136	(105)	5	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	106	(51)	4	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	58	58	6	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	46	46	6	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		7,700	0	112	112	14	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	324	344	23	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	125	125	5	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	192	192	8	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	199	199	9	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	753	753	33	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	142	141	6	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	860	0	(4)	(4)	0	(1)
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		260	0	(3)	(3)	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	(54)	(54)	0	(3)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		5,460	2	107	109	9	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		1,470	0	58	58	4	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		9,630	0	403	403	29	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,350	0	59	59	4	0
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		730	0	31	31	2	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,680	5	130	135	5	0
Receive	UKRPI	3.513	Maturity	09/15/2028	GBP	3,100	0	(15)	(15)	23	0
Receive	UKRPI	3.593	Maturity	11/15/2028		3,140	0	26	26	24	0
Receive	UKRPI	3.595	Maturity	11/15/2028		1,620	0	14	14	12	0
Receive	UKRPI	3.633	Maturity	12/15/2028		3,200	0	44	44	23	0
Receive	UKRPI	3.718	Maturity	12/15/2028		280	0	8	8	2	0
Receive	UKRPI	3.350	Maturity	05/15/2030		700	(13)	8	(5)	6	0
Receive	UKRPI	3.400	Maturity	06/15/2030		13,170	61	(45)	16	123	0
Receive	UKRPI	3.325	Maturity	08/15/2030		9,600	(265)	32	(233)	85	0
Receive	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	60	(230)	47	0
Receive	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	24	(206)	19	0
Receive	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	34	(329)	26	0
Receive	UKRPI	3.470	Maturity	09/15/2032		13,140	(7)	(237)	(244)	145	0
Receive	UKRPI	3.500	Maturity	09/15/2033		700	1	(13)	(12)	8	0
Receive	UKRPI	3.579	Maturity	10/15/2033		550	0	6	6	7	0
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	44	(251)	0	(120)
Pay	UKRPI	3.428	Maturity	03/15/2047		4,370	251	(10)	241	0	(125)

							$2,839	$1,278	$4,117	$1,425	$(1,523)

Total Swap Agreements							$503	$2,641	$3,144	$1,425	$(1,613)

(l)

Securities with an aggregate market value of $12,438 and cash of $7,830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received	Asset	Liability
BOA	01/2019	ARS	9,651		$237	$0	$(15)
	01/2019	CAD	16,540		12,421	303	0
	01/2019	DKK	17,452		2,774	96	0
	01/2019	EUR	25,126		28,685	0	(122)
BPS	01/2019	BRL	2,042		527	0	0
	01/2019	JPY	60,900		542	0	(14)
	01/2019		$518	BRL	2,042	9	0
	03/2019		146	INR	10,510	3	0
BRC	01/2019	MXN	1,662		$82	0	(3)
CBK	01/2019	AUD	34,624		25,365	973	0
	01/2019	BRL	3,509		899	0	(7)
	01/2019	GBP	1,317		1,686	7	0
	01/2019		$906	BRL	3,509	0	0
	01/2019		2,664	DKK	17,451	14	0
	02/2019	CHF	124		$124	0	(2)
	02/2019	JPY	1,755,000		15,562	0	(486)
	02/2019		$4,180	COP	13,345,376	0	(80)
	03/2019	KRW	4,354,995		$3,886	0	(35)
	04/2019	DKK	17,451		2,686	0	(14)
	04/2019		$4,317	CNH	29,798	20	0
DUB	03/2019		2,536	IDR	37,282,820	26	0
FBF	04/2019	CNH	30,297		$4,318	0	(92)
GLM	01/2019	GBP	24,906		31,829	86	(15)
	01/2019		$18	ARS	705	0	0
	01/2019		6,114	EUR	5,369	42	0
HUS	01/2019		203	ARS	8,068	5	0
	02/2019	JPY	1,755,000		$15,623	0	(425)
	02/2019		$80	ARS	3,312	2	0
IND	01/2019	NZD	15,359		$10,449	139	0
	01/2019		$5,980	JPY	677,874	207	0
JPM	01/2019	BRL	1,320		$341	0	0
	01/2019		$653	ARS	25,358	13	0
	01/2019		335	BRL	1,320	5	0
	01/2019		2,865	EUR	2,497	0	(2)
	01/2019		1,107	GBP	882	17	0
	01/2019		1,025	MXN	20,903	35	0
SOG	01/2019		3,795	RUB	251,413	0	(197)
SSB	03/2019	SGD	2,639		$1,931	0	(8)
	03/2019	TWD	58,793		1,922	0	(13)
	03/2019		$115	MYR	481	2	0

Total Forward Foreign Currency Contracts						$2,004	$(1,530)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600%	02/20/2019	$107,700	$21	$20
GST	Put - OTC CDX.IG-31 5-Year Index	Buy	2.000	02/20/2019	8,700	1	0

						$22	$20

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC EUR versus USD		$1.348	01/24/2019	EUR	1,160	$14	$0
	Call - OTC GBP versus USD		1.620	02/25/2019	GBP	3,000	0	0
HUS	Call - OTC AUD versus USD		0.780	01/10/2019	AUD	13,000	1	0
	Call - OTC AUD versus USD		0.799	02/25/2019		1,400	0	0
	Call - OTC EUR versus USD		1.210	01/10/2019	EUR	6,300	1	0
	Put - OTC USD versus CAD	CAD	1.260	01/11/2019	$	7,100	1	0

							$17	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	$72.500	02/06/2019	$100,000	$4	$0

Total Purchased Options					$43	$20

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$4,300	$(6)	$(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	8,400	(12)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	4,100	(9)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	5,700	(12)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	2,300	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019	4,300	(8)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	6,000	(7)	(10)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	3,700	(5)	(8)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	3,400	(3)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	3,300	(6)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	1,900	(3)	(4)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019	3,400	(4)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	15,300	(12)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	6,900	(13)	(22)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	2,700	(5)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	2,000	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019	4,000	(6)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	3,600	(8)	(8)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	4,400	(5)	(7)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	6,300	(7)	(10)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	2,100	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	3,900	(7)	(7)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	3,900	(7)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	3,000	(5)	(5)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	3,500	(5)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	4,000	(4)	(5)

						$(166)	$(211)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.215	01/24/2019	EUR	1,160	$(23)	$(77)
HUS	Put - OTC EUR versus USD	1.100	02/13/2019		5,586	(32)	(4)

						$(55)	$(81)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(24)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(12)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(9)

							$(1,121)	$(45)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	$154,600	$(120)	$(76)

Total Written Options						$(1,462)	$(413)

Swap Agreements:

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$(3)	$0	$(3)
	Pay	CPURNSA	1.570	Maturity	11/23/2020		$35,400	0	340	340	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	12,950	0	7	7	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,790	0	(6)	0	(6)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		12,070	0	4	4	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$3,600	26	(397)	0	(371)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	0	(3,498)	0	(3,498)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	23,820	0	3	3	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,810	0	8	8	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,980	1	5	6	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,020	0	7	7	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,130	0	(2)	0	(2)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,770	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,660	0	(1)	0	(1)
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		2,570	0	3	3	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		$1,300	0	(20)	0	(20)

								$27	$(3,545)	$383	$(3,901)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	1,585	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	$35,034	$0	$(84)	$0	$(84)
BRC	Receive	DWRTFT Index	1,092	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	106,363	0	(253)	0	(253)
	Receive	DWRTFT Index	60,568	1-Month USD-LIBOR plus a specified spread	Maturity	06/06/2019	569,317	0	(13,569)	0	(13,569)
SOG	Receive	DWRTFT Index	10,404	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	122,761	0	(295)	0	(295)
UAG	Receive	DWRTFT Index	573	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	5,510	0	(168)	0	(168)

								$0	$(14,369)	$0	$(14,369)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
SOG	Receive	DWRTFT Index	287	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2019	$2,678	$0	$0	$0	$0

Total Swap Agreements								$27	$(17,914)	$383	$(18,270)

(n)

Securities with an aggregate market value of $48,994 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52,854	$0	$52,854
Industrials	0	16,033	0	16,033
Utilities	0	15,345	0	15,345
U.S. Government Agencies	0	224,376	0	224,376
U.S. Treasury Obligations	0	1,602,497	0	1,602,497
Non-Agency Mortgage-Backed Securities	0	11,167	0	11,167
Asset-Backed Securities	0	106,548	0	106,548
Sovereign Issues	0	79,848	0	79,848
Common Stocks
Consumer Discretionary	10,493	0	0	10,493
Information Technology	4,421	0	0	4,421
Real Estate Investment Trusts
Real Estate	623,721	0	0	623,721
Short-Term Instruments
Commercial Paper	0	15,922	0	15,922
Repurchase Agreements	0	396	0	396
Argentina Treasury Bills	0	717	0	717
Japan Treasury Bills	0	32,028	0	32,028
	$638,635	$2,157,731	$0	$2,796,366

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$768	$0	$0	$768

Total Investments	$639,403	$2,157,731	$0	$2,797,134

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	438	1,441	0	1,879
Over the counter	0	2,407	0	2,407
	$438	$3,848	$0	$4,286

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,209)	(1,776)	0	(2,985)
Over the counter	0	(20,213)	0	(20,213)

	$(1,209)	$(21,989)	$0	$(23,198)

Total Financial Derivative Instruments	$(771)	$(18,141)	$0	$(18,912)

Totals	$638,632	$2,139,590	$0	$2,778,222

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2020 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.7% ¤
MUTUAL FUNDS (a) 90.3%
PIMCO CommodityRealReturn Strategy Fund®	41,732	$231
PIMCO Emerging Local Bond Fund	43,959	289
PIMCO High Yield Fund	69,583	576
PIMCO Income Fund	151,981	1,795
PIMCO International Bond Fund (U.S. Dollar-Hedged)	62,667	667
PIMCO Long Duration Total Return Fund	40,441	407
PIMCO Long-Term Credit Bond Fund	37,240	406
PIMCO Long-Term Real Return Fund	68,962	539
PIMCO Real Return Fund	97,369	1,028
PIMCO RealEstateRealReturn Strategy Fund	43,791	342
PIMCO Short Asset Investment Fund	96,986	970
PIMCO StocksPLUS® Fund	270,043	2,433
PIMCO Total Return Fund	122,874	1,220

Total Mutual Funds (Cost $10,701)		10,903

EXCHANGE-TRADED FUNDS 7.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	9,483	957

Total Exchange-Traded Funds (Cost $962)		957

SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	30,324	300

Total Short-Term Instruments (Cost $300)		300

Total Investments in Affiliates (Cost $11,963)		12,160

Total Investments 100.7% (Cost $11,963)		$12,160
Financial Derivative Instruments (b)(c) 0.5% (Cost or Premiums, net $63)		59
Other Assets and Liabilities, net (1.2)%		(145)

Net Assets 100.0%		$12,074

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	03/15/2019	3	$0	$11	$2
Put - CBOE S&P 500	2,175.000	03/15/2019	3	0	17	6
Put - CBOE S&P 500	1,975.000	06/21/2019	3	0	12	7
Put - CBOE S&P 500	2,175.000	06/21/2019	3	0	10	14
Put - CBOE S&P 500	2,100.000	09/30/2019	3	0	18	16
Put - CBOE S&P 500	2,300.000	09/30/2019	3	0	10	29

Total Purchased Options					$78	$74

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	03/15/2019	3	$0	$(5)	$(1)
Put - CBOE S&P 500	1,650.000	06/21/2019	3	0	(4)	(2)
Put - CBOE S&P 500	1,725.000	09/30/2019	3	0	(6)	(5)

Total Written Options					$(15)	$(8)

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
HUS	01/2019	PLN	125		$34	$1	$0
JPM	01/2019		$66	AUD	89	0	(3)

Total Forward Foreign Currency Contracts						$1	$(3)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	34,164	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$585	$0	$(1)	$0	$(1)
GST	Receive	Vanguard FTSE Developed Markets ETF	15,367	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,268	0	(3)	0	(3)
	Receive	Vanguard Small-Cap ETF	2,136	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	282	0	(1)	0	(1)

Total Swap Agreements								$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Affiliates, at Value
Mutual Funds	$10,903	$0	$0	$10,903
Exchange-Traded Funds	957	0	0	957
Short-Term Instruments
Central Funds Used for Cash Management Purposes	300	0	0	300

Total Investments	$12,160	$0	$0	$12,160

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	1	0	1
	$0	$75	$0	$75

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(8)	0	(8)

	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$59	$0	$59

Totals	$12,160	$59	$0	$12,219

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2025 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 101.6% ¤
MUTUAL FUNDS (a) 89.4%
PIMCO CommodityRealReturn Strategy Fund®	34,622	$192
PIMCO Emerging Local Bond Fund	29,077	191
PIMCO High Yield Fund	45,077	373
PIMCO Income Fund	84,294	995
PIMCO International Bond Fund (U.S. Dollar-Hedged)	31,441	335
PIMCO Long Duration Total Return Fund	47,408	477
PIMCO Long-Term Credit Bond Fund	43,666	476
PIMCO Long-Term Real Return Fund	80,736	631
PIMCO Real Return Fund	48,696	514
PIMCO RealEstateRealReturn Strategy Fund	44,726	349
PIMCO Short Asset Investment Fund	119,363	1,194
PIMCO StocksPLUS® Fund	278,619	2,510
PIMCO Total Return Fund	62,013	616

Total Mutual Funds (Cost $8,628)		8,853

EXCHANGE-TRADED FUNDS 12.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11,915	1,203

Total Exchange-Traded Funds (Cost $1,209)		1,203

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	347	4

Total Short-Term Instruments (Cost $4)		4

Total Investments in Affiliates (Cost $9,841)		10,060

Total Investments 101.6% (Cost $9,841)		$10,060
Financial Derivative Instruments (b)(c) 0.6% (Cost or Premiums, net $55)		57
Other Assets and Liabilities, net (2.2)%		(220)

Net Assets 100.0%		$9,897

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	03/15/2019	3	$0	$11	$2
Put - CBOE S&P 500	2,175.000	03/15/2019	2	0	11	4
Put - CBOE S&P 500	1,975.000	06/21/2019	3	0	12	7
Put - CBOE S&P 500	2,175.000	06/21/2019	3	0	10	14
Put - CBOE S&P 500	2,100.000	09/30/2019	2	0	12	11
Put - CBOE S&P 500	2,300.000	09/30/2019	3	0	10	29

Total Purchased Options					$66	$67

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	03/15/2019	2	$0	$(3)	$(1)
Put - CBOE S&P 500	1,650.000	06/21/2019	3	0	(4)	(2)
Put - CBOE S&P 500	1,725.000	09/30/2019	2	0	(4)	(3)

Total Written Options					$(11)	$(6)

Cash of $42 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
HUS	01/2019	PLN	148		$40	$1	$0
JPM	01/2019		$47	AUD	63	0	(2)

Total Forward Foreign Currency Contracts						$1	$(2)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	15,835	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$604	$0	$(1)	$0	$(1)
GST	Receive	Vanguard FTSE Developed Markets ETF	35,206	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,306	0	(2)	0	(2)
	Receive	Vanguard Small-Cap ETF	2,202	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	290	0	0	0	0

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Affiliates, at Value
Mutual Funds	$8,853	$0	$0	$8,853
Exchange-Traded Funds	1,203	0	0	1,203
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4	0	0	4

Total Investments	$10,060	$0	$0	$10,060

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	67	0	67
Over the counter	0	1	0	1
	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(5)	0	(5)
	$0	$(11)	$0	$(11)

Total Financial Derivative Instruments	$0	$57	$0	$57

Totals	$10,060	$57	$0	$10,117

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2030 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.0% ¤
SHORT-TERM INSTRUMENTS 3.0%
U.S. TREASURY BILLS 3.0%
(12.180)% due 01/03/2019 - 02/26/2019 (a)(b)(e)	$561	$560

Total Short-Term Instruments (Cost $560)		560

Total Investments in Securities (Cost $560)		560

	SHARES
INVESTMENTS IN AFFILIATES 101.5%
MUTUAL FUNDS (c) 87.9%
PIMCO CommodityRealReturn Strategy Fund®	66,446	368
PIMCO Emerging Local Bond Fund	46,487	305
PIMCO High Yield Fund	71,505	592
PIMCO Income Fund	123,504	1,459
PIMCO International Bond Fund (U.S. Dollar-Hedged)	43,612	464
PIMCO Long Duration Total Return Fund	86,009	865
PIMCO Long-Term Credit Bond Fund	80,263	876
PIMCO Long-Term Real Return Fund	147,215	1,151
PIMCO Real Return Fund	67,689	715
PIMCO RealEstateRealReturn Strategy Fund	100,086	781
PIMCO Short Asset Investment Fund	251,423	2,514
PIMCO StocksPLUS® Fund	622,125	5,605
PIMCO Total Return Fund	86,108	855

Total Mutual Funds (Cost $16,084)		16,550

EXCHANGE-TRADED FUNDS 13.1%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	24,534	2,477

Total Exchange-Traded Funds (Cost $2,490)		2,477

SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	9,001	89

Total Short-Term Instruments (Cost $89)		89

Total Investments in Affiliates (Cost $18,663)		19,116

Total Investments 104.5% (Cost $19,223)		$19,676
Financial Derivative Instruments (d) (0.1)% (Cost or Premiums, net $0)		(13)
Other Assets and Liabilities, net (4.4)%		(841)

Net Assets 100.0%		$18,822

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019	EUR	42	$	48	$0	$0
HUS	01/2019	PLN	247		67	1	0
JPM	01/2019	$	48	AUD	65	0	(2)
	02/2019	ZAR	428	$	29	0	(1)

Total Forward Foreign Currency Contracts						$1	$(3)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	35,403	1-Month USD- LIBOR plus a specified spread	Monthly	07/15/2019	$1,349	$0	$(3)	$0	$(3)
GST	Receive	Vanguard FTSE Developed Markets ETF	78,709	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	2,920	0	(7)	0	(7)
	Receive	Vanguard Small-Cap ETF	4,921	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	649	0	(1)	0	(1)

								$0	$(11)	$0	$(11)

Total Swap Agreements								$0	$(11)	$0	$(11)

Securities with an aggregate market value of $283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$560	$0	$560
	$0	$560	$0	$560

Investments in Affiliates, at Value
Mutual Funds	16,550	0	0	16,550
Exchange-Traded Funds	2,477	0	0	2,477
Short-Term Instruments
Central Funds Used for Cash Management Purposes	89	0	0	89
	$19,116	$0	$0	$19,116

Total Investments	$19,116	$560	$0	$19,676

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(14)	$0	$(14)

Total Financial Derivative Instruments	$0	$(13)	$0	$(13)

Totals	$19,116	$547	$0	$19,663

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2035 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.0% ¤
SHORT-TERM INSTRUMENTS 3.0%
U.S. TREASURY BILLS 3.0%
2.340% due 01/31/2019 - 02/07/2019 (a)(b)(e)	$298	$298

Total Short-Term Instruments (Cost $297)		298

Total Investments in Securities (Cost $297)		298

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (c) 84.9%
PIMCO CommodityRealReturn Strategy Fund®	34,452	191
PIMCO Emerging Local Bond Fund	20,990	138
PIMCO High Yield Fund	32,264	267
PIMCO Income Fund	50,282	594
PIMCO International Bond Fund (U.S. Dollar-Hedged)	17,004	181
PIMCO Long Duration Total Return Fund	33,006	332
PIMCO Long-Term Credit Bond Fund	30,095	328
PIMCO Long-Term Real Return Fund	55,201	432
PIMCO Real Return Fund	26,364	279
PIMCO RealEstateRealReturn Strategy Fund	59,235	462
PIMCO Short Asset Investment Fund	147,822	1,478
PIMCO StocksPLUS® Fund	367,252	3,309
PIMCO Total Return Fund	33,570	333

Total Mutual Funds (Cost $7,970)		8,324

EXCHANGE-TRADED FUNDS 14.8%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	14,421	1,455

Total Exchange-Traded Funds (Cost $1,464)		1,455

SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	2,630	26

Total Short-Term Instruments (Cost $26)		26

Total Investments in Affiliates (Cost $9,460)		9,805

Total Investments 103.0% (Cost $9,757)		$10,103
Financial Derivative Instruments (d) (0.1)% (Cost or Premiums, net $0)		(8)
Other Assets and Liabilities, net (2.9)%		(284)

Net Assets 100.0%		$9,811

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019	EUR	29		$33	$0	$0
	01/2019	JPY	2,500		22	0	(1)
HUS	01/2019	PLN	226		62	1	0
JPM	01/2019		$30	AUD	41	0	(2)

Total Forward Foreign Currency Contracts						$1	$(3)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	20,899	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$796	$0	$(2)	$0	$(2)
GST	Receive	Vanguard FTSE Developed Markets ETF	46,462	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,724	0	(3)	0	(3)
	Receive	Vanguard Small-Cap ETF	2,905	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	383	0	(1)	0	(1)

Total Swap Agreements								$0	$(6)	$0	$(6)

Securities with an aggregate market value of $297 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$298	$0	$298
	$0	$298	$0	$298

Investments in Affiliates, at Value
Mutual Funds	8,324	0	0	8,324
Exchange-Traded Funds	1,455	0	0	1,455
Short-Term Instruments
Central Funds Used for Cash Management Purposes	26	0	0	26
	$9,805	$0	$0	$9,805

Total Investments	$9,805	$298	$0	$10,103

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(9)	$0	$(9)

Total Financial Derivative Instruments	$0	$(8)	$0	$(8)

Totals	$9,805	$290	$0	$10,095

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2040 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.3% ¤
SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (d) 0.8%		$130

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 3.5%
2.342% due 01/03/2019 - 02/26/2019 (a)(b)(f)	$541	540

Total Short-Term Instruments (Cost $670)		670

Total Investments in Securities (Cost $670)		670

	SHARES
INVESTMENTS IN AFFILIATES 100.6%
MUTUAL FUNDS (c) 83.5%
PIMCO CommodityRealReturn Strategy Fund®	55,030	305
PIMCO Emerging Local Bond Fund	27,311	179
PIMCO High Yield Fund	42,052	348
PIMCO Income Fund	63,396	749
PIMCO International Bond Fund (U.S. Dollar-Hedged)	20,049	213
PIMCO Long Duration Total Return Fund	36,415	366
PIMCO Long-Term Credit Bond Fund	33,221	363
PIMCO Long-Term Real Return Fund	60,962	477
PIMCO Real Return Fund	31,128	329
PIMCO RealEstateRealReturn Strategy Fund	104,101	812
PIMCO Short Asset Investment Fund	249,444	2,494
PIMCO StocksPLUS® Fund	644,557	5,808
PIMCO Total Return Fund	39,580	393

Total Mutual Funds (Cost $12,293)		12,836

EXCHANGE-TRADED FUNDS 16.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	24,351	2,458

Total Exchange-Traded Funds (Cost $2,472)		2,458

SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	17,329	171

Total Short-Term Instruments (Cost $171)		171

Total Investments in Affiliates (Cost $14,936)		15,465

Total Investments 104.9% (Cost $15,606)		$16,135
Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(11)
Other Assets and Liabilities, net (4.8)%		(737)

Net Assets 100.0%		$15,387

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$130	U.S. Treasury Notes 2.875% due 09/30/2023	$(133)	$130	$130

Total Repurchase Agreements						$(133)	$130	$130

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019	EUR	28		$32	$0	$0
	01/2019		$40	GBP	31	0	0
HUS	01/2019	PLN	198		$54	1	0
JPM	01/2019		$30	AUD	41	0	(1)

Total Forward Foreign Currency Contracts						$1	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	36,679	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$1,398	$0	$(3)	$0	$(3)
GST	Receive	Vanguard FTSE Developed Markets ETF	81,547	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	3,025	0	(7)	0	(7)
	Receive	Vanguard Small-Cap ETF	5,099	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	673	0	(1)	0	(1)

Total Swap Agreements								$0	$(11)	$0	$(11)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$130	$0	$130
U.S. Treasury Bills	0	540	0	540
	$0	$670	$0	$670

Investments in Affiliates, at Value
Mutual Funds	12,836	0	0	12,836
Exchange-Traded Funds	2,458	0	0	2,458
Short-Term Instruments
Central Funds Used for Cash Management Purposes	171	0	0	171

	$15,465	$0	$0	$15,465

Total Investments	$15,465	$670	$0	$16,135

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$(11)	$0	$(11)

Totals	$15,465	$659	$0	$16,124

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2045 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 7.0% ¤
SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (d) 3.3%		$245

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 3.7%
2.338% due 01/31/2019 - 02/07/2019 (a)(b)(f)	$277	276

Total Short-Term Instruments (Cost $521)		521

Total Investments in Securities (Cost $521)		521

	SHARES
INVESTMENTS IN AFFILIATES 103.8%
MUTUAL FUNDS (c) 83.1%
PIMCO CommodityRealReturn Strategy Fund®	26,784	148
PIMCO Emerging Local Bond Fund	8,603	56
PIMCO High Yield Fund	15,256	126
PIMCO Income Fund	21,973	260
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,862	73
PIMCO Long Duration Total Return Fund	12,326	124
PIMCO Long-Term Credit Bond Fund	11,990	131
PIMCO Long-Term Real Return Fund	22,216	174
PIMCO Real Return Fund	10,634	112
PIMCO RealEstateRealReturn Strategy Fund	55,135	430
PIMCO Short Asset Investment Fund	141,871	1,419
PIMCO StocksPLUS® Fund	338,037	3,046
PIMCO Total Return Fund	13,430	133

Total Mutual Funds (Cost $5,926)		6,232

EXCHANGE-TRADED FUNDS 20.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	15,309	1,546

Total Exchange-Traded Funds (Cost $1,555)		1,546

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,326	13

Total Short-Term Instruments (Cost $13)		13

Total Investments in Affiliates (Cost $7,494)		7,791

Total Investments 110.8% (Cost $8,015)		$8,312
Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (10.7)%		(806)

Net Assets 100.0%		$7,501

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$245	U.S. Treasury Notes 2.875% due 09/30/2023	$(250)	$245	$245

Total Repurchase Agreements						$(250)	$245	$245

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019		$23	GBP	18	$0	$0
HUS	01/2019	PLN	138		$38	1	0
JPM	01/2019		$18	AUD	24	0	(1)

Total Forward Foreign Currency Contracts						$1	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	19,251	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$733	$0	$(1)	$0	$(1)
GST	Receive	Vanguard FTSE Developed Markets ETF	42,848	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,590	0	(3)	0	(3)
	Receive	Vanguard Small-Cap ETF	2,6761	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	353	0	(1)	0	(1)

Total Swap Agreements								$0	$(5)	$0	$(5)

Securities with an aggregate market value of $276 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$245	$0	$245
U.S. Treasury Bills	0	276	0	276
	$0	$521	$0	$521

Investments in Affiliates, at Value
Mutual Funds	6,232	0	0	6,232
Exchange-Traded Funds	1,546	0	0	1,546
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13	0	0	13

	$7,791	$0	$0	$7,791

Total Investments	$7,791	$521	$0	$8,312

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$(5)	$0	$(5)

Totals	$7,791	$516	$0	$8,307

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2050 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 6.5% ¤
SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (d) 2.7%		$417

U.S. TREASURY BILLS 3.8%
2.351% due 01/03/2019 - 02/26/2019 (a)(b)(f)	$599	598

Total Short-Term Instruments (Cost $1,015)		1,015

Total Investments in Securities (Cost $1,015)		1,015

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS 81.1% (c)
PIMCO CommodityRealReturn Strategy Fund®	55,022	305
PIMCO Emerging Local Bond Fund	15,202	100
PIMCO High Yield Fund	23,375	193
PIMCO Income Fund	31,608	373
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,043	107
PIMCO Long Duration Total Return Fund	23,443	236
PIMCO Long-Term Credit Bond Fund	21,588	235
PIMCO Long-Term Real Return Fund	39,795	311
PIMCO Real Return Fund	15,572	164
PIMCO RealEstateRealReturn Strategy Fund	120,626	941
PIMCO Short Asset Investment Fund	285,198	2,852
PIMCO StocksPLUS® Fund	739,797	6,666
PIMCO Total Return Fund	19,824	197

Total Mutual Funds (Cost $11,953)		12,680

EXCHANGE-TRADED FUNDS 18.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	27,827	2,809

Total Exchange-Traded Funds (Cost $2,825)		2,809

SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	12,500	124

Total Short-Term Instruments (Cost $124)		124

Total Investments in Affiliates (Cost $14,902)		15,613

Total Investments 106.4% (Cost $15,917)		$16,628
Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(13)
Other Assets and Liabilities, net (6.3)%		(992)

Net Assets 100.0%		$15,623

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$417	U.S. Treasury Notes 2.875% due 09/30/2023	$(429)	$417	$417

Total Repurchase Agreements						$(429)	$417	$417

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019	EUR	28		$32	$0	$0
	01/2019		$45	GBP	35	0	0
HUS	01/2019	PLN	249		$68	1	0
JPM	01/2019		$34	AUD	46	0	(2)

Total Forward Foreign Currency Contracts						$1	$(2)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	42,104	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$1,604	$0	$(4)	$0	$(4)
GST	Receive	Vanguard FTSE Developed Markets ETF	93,607	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	3,473	0	(7)	0	(7)
	Receive	Vanguard Small-Cap ETF	5,853	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	772	0	(1)	0	(1)

Total Swap Agreements								$0	$(12)	$0	$(12)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$417	$0	$417
U.S. Treasury Bills	0	598	0	598
	$0	$1,015	$0	$1,015

Investments in Affiliates, at Value
Mutual Funds	12,680	0	0	12,680
Exchange-Traded Funds	2,809	0	0	2,809
Short-Term Instruments
Central Funds Used for Cash Management Purposes	124	0	0	124

	$15,613	$0	$0	$15,613

Total Investments	$15,613	$1,015	$0	$16,628

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(14)	$0	$(14)

Total Financial Derivative Instruments	$0	$(13)	$0	$(13)

Totals	$15,613	$1,002	$0	$16,615

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2055 Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.9% ¤
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (b) 3.9%		$217

Total Short-Term Instruments (Cost $217)		217

Total Investments in Securities (Cost $217)		217

	SHARES
INVESTMENTS IN AFFILIATES 100.7%
MUTUAL FUNDS (a) 78.2%
PIMCO CommodityRealReturn Strategy Fund®	19,827	110
PIMCO Emerging Local Bond Fund	5,251	34
PIMCO High Yield Fund	8,335	69
PIMCO Income Fund	11,316	134
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,512	37
PIMCO Long Duration Total Return Fund	8,402	85
PIMCO Long-Term Credit Bond Fund	8,189	89
PIMCO Long-Term Real Return Fund	14,235	111
PIMCO Real Return Fund	5,769	61
PIMCO RealEstateRealReturn Strategy Fund	43,222	337
PIMCO Short Asset Investment Fund	87,193	872
PIMCO StocksPLUS® Fund	265,056	2,388
PIMCO Total Return Fund	6,701	67

Total Mutual Funds (Cost $4,412)		4,394

EXCHANGE-TRADED FUNDS 15.3%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	8,509	859

Total Exchange-Traded Funds (Cost $863)		859

SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	41,268	408

Total Short-Term Instruments (Cost $408)		408

Total Investments in Affiliates (Cost $5,683)		5,661

Total Investments 104.6% (Cost $5,900)		$5,878
Financial Derivative Instruments (c) (0.1)% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net (4.5)%		(256)

Net Assets 100.0%		$5,618

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$217	U.S. Treasury Notes 2.875% due 09/30/2023	$(225)	$217	$217

Total Repurchase Agreements						$(225)	$217	$217

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
HUS	01/2019	PLN	13	$4	$0	$0

Total Forward Foreign Currency Contracts					$0	$0

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	15,086	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$575	$0	$(1)	$0	$(1)
GST	Receive	Vanguard FTSE Developed Markets ETF	33,539	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,244	0	(3)	0	(3)
	Receive	Vanguard Small-Cap ETF	2,097	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	277	0	0	0	0

Total Swap Agreements								$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$217	$0	$217
	$0	$217	$0	$217

Investments in Affiliates, at Value
Mutual Funds	4,394	0	0	4,394
Exchange-Traded Funds	859	0	0	859
Short-Term Instruments
Central Funds Used for Cash Management Purposes	408	0	0	408

	$5,661	$0	$0	$5,661

Total Investments	$5,661	$217	$0	$5,878

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$(4)	$0	$(4)

Totals	$5,661	$213	$0	$5,874

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.0% ¤
MUTUAL FUNDS (a) 89.7%
PIMCO CommodityRealReturn Strategy Fund®	42,770	237
PIMCO Emerging Local Bond Fund	46,930	308
PIMCO High Yield Fund	75,164	622
PIMCO Income Fund	167,028	1,973
PIMCO International Bond Fund (U.S. Dollar-Hedged)	69,852	743
PIMCO Long Duration Total Return Fund	36,992	372
PIMCO Long-Term Credit Bond Fund	34,070	372
PIMCO Long-Term Real Return Fund	63,164	494
PIMCO Real Return Fund	108,410	1,145
PIMCO RealEstateRealReturn Strategy Fund	42,694	333
PIMCO Short Asset Investment Fund	79,758	798
PIMCO StocksPLUS® Fund	261,827	2,359
PIMCO Total Return Fund	136,905	1,359

Total Mutual Funds (Cost $11,336)		11,115

EXCHANGE-TRADED FUNDS 6.3%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7,783	786

Total Exchange-Traded Funds (Cost $790)		786

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	37,287	368

Total Short-Term Instruments (Cost $368)		368

Total Investments in Affiliates (Cost $12,494)		12,269

Total Investments 99.0% (Cost $12,494)		$12,269
Financial Derivative Instruments (b)(c) 0.5% (Cost or Premiums, net $63)		60
Other Assets and Liabilities, net 0.5%		68

Net Assets 100.0%		$12,397

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,000.000	03/15/2019	3	$0	$11	$2
Put - CBOE S&P 500	2,175.000	03/15/2019	3	0	17	6
Put - CBOE S&P 500	1,975.000	06/21/2019	3	0	12	7
Put - CBOE S&P 500	2,175.000	06/21/2019	3	0	10	14
Put - CBOE S&P 500	2,100.000	09/30/2019	3	0	18	16
Put - CBOE S&P 500	2,300.000	09/30/2019	3	0	10	29

Total Purchased Options					$78	$74

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	03/15/2019	3	$0	$(5)	$(1)
Put - CBOE S&P 500	1,650.000	06/21/2019	3	0	(4)	(2)
Put - CBOE S&P 500	1,725.000	09/30/2019	3	0	(6)	(5)

Total Written Options					$(15)	$(8)

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2019		$18	GBP	14	$0	$0
HUS	01/2019	PLN	121		$33	1	0
JPM	01/2019		$67	AUD	91	0	(3)

Total Forward Foreign Currency Contracts						$1	$(3)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	14,923	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	$569	$0	$(1)	$0	$(1)
GST	Receive	Vanguard FTSE Developed Markets ETF	33,131	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	1,229	0	(3)	0	(3)
	Receive	Vanguard Small-Cap ETF	2,072	1-Month USD-LIBOR plus a specified spread	Monthly	07/15/2019	273	0	0	0	0

Total Swap Agreements								$0	$(4)	$0	$(4)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Affiliates, at Value
Mutual Funds	$11,115	$0	$0	$11,115
Exchange-Traded Funds	786	0	0	786
Short-Term Instruments
Central Funds Used for Cash Management Purposes	368	0	0	368

Total Investments	$12,269	$0	$0	$12,269

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	1	0	1
	$0	$75	$0	$75

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(7)	0	(7)

	$0	$(15)	$0	$(15)

Total Financial Derivative Instruments	$0	$60	$0	$60

Totals	$12,269	$60	$0	$12,329

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 81.1%
Acadia Healthcare Co., Inc.
5.022% (LIBOR03M + 2.500%) due 02/16/2023 ~		$2,765	$2,674
Advanced Disposal Services, Inc.
4.669% (LIBOR03M + 2.250%) due 11/10/2023 ~		1,436	1,384
AECOM Technology Corp.
4.256% (LIBOR03M + 1.750%) due 03/13/2025 ~		1,842	1,760
Albertsons LLC
5.691% (LIBOR03M + 3.000%) due 06/22/2023 ~		1,083	1,035
Alliant Holdings, Inc.
5.205% (LIBOR03M + 2.750%) due 05/09/2025 ~		1,767	1,675
Alpha BV
5.803% (LIBOR03M + 3.000%) due 01/31/2024 ~		2,100	2,009
Alphabet Holding Co., Inc.
6.022% (LIBOR03M + 3.500%) due 09/26/2024 ~		2,868	2,607
Altice Financing S.A.
5.174% - 5.220% (LIBOR03M + 2.750%) due 07/15/2025 ~		2,180	2,057
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,750	1,649
Altra Industrial Motion Corp.
4.522% (LIBOR03M + 2.000%) due 10/01/2025 ~		616	588
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025 ~	EUR	1,853	2,099
American Builders & Contractors Supply Co., Inc.
4.522% (LIBOR03M + 2.000%) due 10/31/2023 ~		$1,546	1,475
American Renal Holdings, Inc.
5.772% (LIBOR03M + 3.250%) due 06/21/2024 «~		763	738
AmWINS Group, Inc.
5.137% - 5.272% (LIBOR03M + 2.750%) due 01/25/2024 ~		1,226	1,174
Ancestry.com Operations, Inc.
5.780% (LIBOR03M + 3.250%) due 10/19/2023 ~		2,183	2,088
Apergy Corp.
5.063% (LIBOR03M + 2.500%) due 05/09/2025 «~		557	527
Asurion LLC
5.522% (LIBOR03M + 3.000%) due 08/04/2022 ~		647	624
5.522% (LIBOR03M + 3.000%) due 11/03/2023 ~		1,641	1,576
Atlantic Aviation FBO, Inc.
6.130% (LIBOR03M + 3.750%) due 11/29/2025 «~		500	497
AURIS Luxembourg S.A.
TBD% due 07/20/2025		2,575	2,511
Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~		1,382	1,343
Avaya, Inc.
6.694% - 6.705% (LIBOR03M + 4.250%) due 12/15/2024 ~		2,886	2,802
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~		3,062	2,955
Axalta Coating Systems U.S. Holdings, Inc.
4.553% (LIBOR03M + 1.750%) due 06/01/2024 ~		1,554	1,470
B.C. Unlimited Liability Co.
4.772% (LIBOR03M + 2.250%) due 02/16/2024 ~		1,490	1,422
Banff Merger Sub, Inc.
7.053% (LIBOR03M + 4.250%) due 10/02/2025 ~		2,511	2,417
Beacon Roofing Supply, Inc.
4.682% (LIBOR03M + 2.250%) due 01/02/2025 ~		1,185	1,130
Belron Finance U.S. LLC
4.839% (LIBOR03M + 2.250%) due 11/07/2024 «~		1,073	1,028
Berry Global, Inc.
4.387% (LIBOR03M + 2.000%) due 10/01/2022 ~		1,130	1,102
Blackhawk Network Holdings, Inc.
5.522% (LIBOR03M + 3.000%) due 06/15/2025 ~		1,685	1,608
Boyd Gaming Corp.
4.666% (LIBOR03M + 2.250%) due 09/15/2023 ~		1,963	1,879
Bracket Intermediate Holding Corp.
7.001% (LIBOR03M + 4.250%) due 09/05/2025 «~		424	423
Brand Energy & Infrastructure Services, Inc.
6.727% - 6.759% (LIBOR03M + 4.250%) due 06/21/2024 ~		2,135	2,029
Brookfield Property REIT Inc.
5.022% (LIBOR03M + 2.500%) due 08/27/2025 ~		2,500	2,362
BWAY Holding Co.
5.658% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,690	1,596
Cabot Microelectronics Corp.
4.813% (LIBOR03M + 2.250%) due 11/14/2025 ~		325	314
Caesars Entertainment Operating Co.
4.522% (LIBOR03M + 2.000%) due 10/06/2024 ~		2,071	1,975

Caesars Resort Collection LLC
5.272% (LIBOR03M + 2.750%) due 12/22/2024 ~	1,926	1,849
California Resources Corp.
7.256% (LIBOR03M + 4.750%) due 12/31/2022 «~	2,400	2,256
Callaway Golf Co.
TBD% due 12/04/2025 «	400	397
Camelot UK Holdco Ltd.
5.772% (LIBOR03M + 3.250%) due 10/03/2023 ~	1,372	1,313
Catalent Pharma Solutions, Inc.
4.772% (LIBOR03M + 2.250%) due 05/20/2024 ~	1,114	1,085
CBS Radio, Inc.
5.256% (LIBOR03M + 2.750%) due 11/18/2024 «~	623	586
CCS-CMGC Holdings, Inc.
8.022% (LIBOR03M + 5.500%) due 10/01/2025 ~	555	541
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	2,128	1,993
CH Hold Corp.
5.522% (LIBOR03M + 3.000%) due 02/01/2024 ~	1,088	1,079
Champ Acquisition Corp.
TBD% due 12/12/2025	1,425	1,394
Change Healthcare Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 03/01/2024 ~	2,661	2,536
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~	2,832	2,723
Chobani LLC
6.022% (LIBOR03M + 3.500%) due 10/10/2023 ~	2,818	2,625
Ciena Corp.
4.470% (LIBOR03M + 2.000%) due 09/26/2025 «~	575	551
CityCenter Holdings LLC
4.772% (LIBOR03M + 2.250%) due 04/18/2024 ~	1,839	1,749
Clark Equipment Co.
4.803% (LIBOR03M + 2.000%) due 05/18/2024 ~	1,842	1,760
Cogeco Communications (U.S.A.) LP
4.897% (LIBOR03M + 2.375%) due 01/03/2025 ~	997	951
Cohu, Inc.
5.813% (LIBOR03M + 3.000%) due 09/20/2025 «~	1,771	1,709
Colorado Buyer, Inc.
5.380% (LIBOR03M + 3.000%) due 05/01/2024 ~	1,766	1,695
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~	2,050	1,970
Core & Main LP
5.707% - 5.738% (LIBOR03M + 3.000%) due 08/01/2024 ~	1,800	1,746
Cortes NP Acquisition Corp.
6.707% (LIBOR03M + 4.000%) due 11/30/2023 «~	1,868	1,709
CPG International, Inc.
6.633% (LIBOR03M + 3.750%) due 05/05/2024 «~	3,951	3,793
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~	1,427	1,421
DaVita HealthCare Partners, Inc.
5.272% (LIBOR03M + 2.750%) due 06/24/2021 ~	597	592
Delek U.S. Holdings, Inc.
4.772% (LIBOR03M + 2.250%) due 03/31/2025 «~	474	462
Dell International LLC
4.530% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,267	2,183
Delta 2 (LUX) SARL
5.022% (LIBOR03M + 2.500%) due 02/01/2024 ~	2,062	1,951
Diamond (BC) BV
5.527% (LIBOR03M + 3.000%) due 09/06/2024 ~	2,214	2,048
Diamond Resorts Corp.
6.272% (LIBOR03M + 3.750%) due 09/02/2023 ~	2,179	2,037
DJO Finance LLC
5.646% - 5.772% (LIBOR03M + 3.250%) due 06/08/2020 ~	1,622	1,608
Dynatrace LLC
5.772% (LIBOR03M + 3.250%) due 08/22/2025 ~	400	385
Eldorado Resorts LLC
4.750% (LIBOR03M + 2.250%) due 04/17/2024 «~	2,674	2,547
Endo Luxembourg Finance Co. SARL
6.813% (LIBOR03M + 4.250%) due 04/29/2024 ~	2,616	2,472
Energizer Holdings, Inc.
TBD% due 06/20/2025 «	1,075	1,043
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~	3,100	2,903
ESH Hospitality, Inc.
4.522% (LIBOR03M + 2.000%) due 08/30/2023 ~	1,836	1,769
EWT Holdings Corp.
5.522% (LIBOR03M + 3.000%) due 12/20/2024 «~	1,977	1,913
Filtration Group Corp.
5.522% (LIBOR03M + 3.000%) due 03/29/2025 ~	1,219	1,178
Financial & Risk U.S. Holdings, Inc.
6.272% (LIBOR03M + 3.750%) due 10/01/2025 ~	3,050	2,861
First Data Corp.
4.504% (LIBOR03M + 2.000%) due 07/08/2022 ~	1,217	1,171
4.504% (LIBOR03M + 2.000%) due 04/26/2024 ~	1,517	1,453
Flex Acquisition Co., Inc.
5.599% (LIBOR03M + 3.250%) due 06/29/2025 ~	2,269	2,160

Flying Fortress, Inc.
4.553% (LIBOR03M + 1.750%) due 10/30/2022 ~	600	589
Forest City Enterprises LP
6.383% (LIBOR03M + 4.000%) due 12/07/2025 «~	775	758
Fortress Investment Group LLC
4.522% (LIBOR03M + 2.000%) due 12/27/2022 ~	1,443	1,407
Franklin Square Holdings LP
4.875% (LIBOR03M + 2.500%) due 08/01/2025 «~	1,050	1,013
Freedom Mortgage Corp.
7.272% (LIBOR03M + 4.750%) due 02/23/2022 ~	1,062	1,054
FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~	673	650
Gardner Denver, Inc.
5.272% (LIBOR03M + 2.750%) due 07/30/2024 ~	988	957
Gates Global LLC
5.272% (LIBOR03M + 2.750%) due 04/01/2024 ~	2,674	2,548
Gentiva Health Services, Inc.
6.313% (LIBOR03M + 3.750%) due 07/02/2025 «~	1,259	1,228
GFL Environmental, Inc.
TBD% - 5.803% (LIBOR03M + 3.000%) due 05/30/2025 ~	102	98
Global Medical Response, Inc.
5.682% (LIBOR03M + 3.250%) due 04/28/2022 ~	2,275	2,123
GlobalLogic Holdings, Inc.
1.625% due 08/01/2025 «µ	156	151
5.756% (LIBOR03M + 3.250%) due 08/01/2025 «~	1,091	1,053
GoodRx, Inc.
5.432% (LIBOR03M + 3.000%) due 10/10/2025 ~	625	603
Granite Acquisition, Inc.
6.303% (LIBOR03M + 3.500%) due 12/19/2021 ~	1,975	1,944
Gray Television, Inc.
TBD% due 11/02/2025	900	872
Greatbatch Ltd.
5.390% (LIBOR03M + 3.000%) due 10/27/2022 ~	695	678
Greenhill & Co., Inc.
6.365% - 6.572% (LIBOR03M + 3.750%) due 10/12/2022 «~	465	464
Grifols Worldwide Operations USA, Inc.
4.669% (LIBOR03M + 2.250%) due 01/31/2025 ~	2,364	2,272
GYP Holdings Corp.
5.272% (LIBOR03M + 2.750%) due 06/01/2025 ~	1,209	1,148
H.B. Fuller Co.
4.470% (LIBOR03M + 2.000%) due 10/20/2024 ~	1,133	1,068
HCA, Inc.
4.522% (LIBOR03M + 2.000%) due 03/13/2025 ~	1,803	1,771
Hearthside Food Solutions LLC
6.210% (LIBOR03M + 3.688%) due 05/23/2025 ~	2,353	2,256
Hub International Ltd.
TBD% - 5.490% (LIBOR03M + 2.750%) due 04/25/2025 ~	1,552	1,469
Immucor, Inc.
7.803% (LIBOR03M + 5.000%) due 06/15/2021 ~	2,388	2,352
Ineos U.S. Finance LLC
4.522% (LIBOR03M + 2.000%) due 03/31/2024 ~	1,221	1,164
Informatica LLC
5.772% (LIBOR03M + 3.250%) due 08/05/2022 ~	1,483	1,442
Intelsat Jackson Holdings S.A.
6.256% (LIBOR03M + 3.750%) due 11/27/2023 ~	2,044	1,988
6.625% due 01/02/2024	1,850	1,836
ION Media Networks, Inc.
5.280% (LIBOR03M + 2.750%) due 12/18/2020 «~	843	822
IRB Holding Corp.
5.682% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~	2,666	2,550
Jacobs Douwe Egberts B.V.
4.563% (LIBOR03M + 2.000%) due 11/01/2025 «~	1,006	980
Jaguar Holding Co.
5.022% (LIBOR03M + 2.500%) due 08/18/2022 ~	768	732
Jefferies Finance LLC
4.938% (LIBOR03M + 2.500%) due 08/02/2024 ~	2,114	2,098
Jeld Wen, Inc.
4.803% (LIBOR03M + 2.000%) due 12/14/2024 «~	393	376
KAR Auction Services, Inc.
5.063% (LIBOR03M + 2.250%) due 03/11/2021 ~	289	282
5.313% (LIBOR03M + 2.500%) due 03/09/2023 ~	786	768
KFC Holding Co.
4.220% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,576	1,538
KIK Custom Products, Inc.
6.522% (LIBOR03M + 4.000%) due 05/15/2023 ~	475	451
Kinetic Concepts, Inc.
6.053% (LIBOR03M + 3.250%) due 02/02/2024 ~	2,187	2,110
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~	648	560
Kronos, Inc.
5.541% - 5.619% (LIBOR03M + 3.000%) due 11/01/2023 ~	1,353	1,293
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	175	167
Level 3 Financing, Inc.
4.754% (LIBOR03M + 2.250%) due 02/22/2024 ~	1,175	1,113

Life Time, Inc.
5.457% (LIBOR03M + 2.750%) due 06/10/2022 ~		2,685	2,596
Lucid Energy Group LLC
5.504% (LIBOR03M + 3.000%) due 02/17/2025 ~		698	643
MA FinanceCo. LLC
5.022% (LIBOR03M + 2.500%) due 06/21/2024 ~		382	357
MacDermid, Inc.
TBD% due 11/15/2025 «		750	727
5.522% (LIBOR03M + 3.000%) due 06/07/2023 «~		609	606
Mallinckrodt International Finance S.A.
5.553% (LIBOR03M + 2.750%) due 09/24/2024 ~		1,988	1,826
5.618% (LIBOR03M + 3.000%) due 02/24/2025 ~		888	821
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~		550	537
McAfee LLC
6.272% (LIBOR03M + 3.750%) due 10/31/2024 ~		2,044	1,999
Meredith Corp.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~		478	465
Messer Industrie GmbH
TBD% due 10/01/2025		700	670
TBD% due 10/01/2025	EUR	1,000	1,131
MGM Growth Properties Operating Partnership LP
4.522% (LIBOR03M + 2.000%) due 03/21/2025 ~		$1,082	1,036
MH Sub LLC
6.254% (LIBOR03M + 3.750%) due 09/13/2024 ~		3,142	3,001
10.004% (LIBOR03M + 7.500%) due 09/15/2025 «~		800	748
Microchip Technology, Inc.
4.530% (LIBOR03M + 2.000%) due 05/29/2025 ~		1,424	1,354
Midas Intermediate Holdco LLC
5.563% (LIBOR03M + 2.750%) due 08/18/2021 ~		1,046	992
Mission Broadcasting, Inc.
4.756% (LIBOR03M + 2.250%) due 01/17/2024 ~		308	292
MPH Acquisition Holdings LLC
5.553% (LIBOR03M + 2.750%) due 06/07/2023 ~		2,007	1,930
MTN Infrastructure TopCo., Inc.
5.522% (LIBOR03M + 3.000%) due 11/15/2024 ~		2,376	2,277
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		2,509	2,296
NEP Group ,Inc.
5.772% (LIBOR03M + 3.250%) due 10/20/2025 ~		650	628
Nexstar Broadcasting, Inc.
4.756% (LIBOR03M + 2.250%) due 01/17/2024 ~		1,775	1,683
NFP Corp.
5.522% (LIBOR03M + 3.000%) due 01/08/2024 ~		2,166	2,054
NorthRiver Midstream Finance LP
5.646% due 10/01/2025		748	734
Numericable Group S.A.
5.272% (LIBOR03M + 2.750%) due 07/31/2025 ~		3,216	2,952
Oberthur Technologies S.A.
6.553% (LIBOR03M + 3.750%) due 01/10/2024 ~		1,455	1,415
Onex TSG Holdings Corp.
6.522% (LIBOR03M + 4.000%) due 07/31/2022 ~		2,003	1,928
Ortho-Clinical Diagnostics S.A.
5.756% (LIBOR03M + 3.250%) due 06/30/2025 ~		2,061	1,922
Parexel International Corp.
5.272% (LIBOR03M + 2.750%) due 09/27/2024 ~		1,434	1,307
Party City Holdings, Inc.
5.030% (LIBOR03M + 2.500%) due 08/19/2022 ~		657	638
Penn National Gaming, Inc.
4.705% (LIBOR03M + 2.250%) due 10/15/2025 ~		550	531
Petco Animal Supplies, Inc.
5.777% (LIBOR03M + 3.250%) due 01/26/2023 ~		1,361	1,013
PetSmart, Inc.
5.380% (LIBOR03M + 3.000%) due 03/11/2022 ~		1,572	1,246
Pharmerica Corp.
5.955% (LIBOR03M + 3.500%) due 12/06/2024 ~		1,144	1,094
Plantronics, Inc.
5.022% (LIBOR03M + 2.500%) due 07/02/2025 ~		1,621	1,565
Playa Resorts Holding BV
5.270% (LIBOR03M + 2.750%) due 04/29/2024 ~		1,628	1,528
Post Holdings, Inc.
4.510% (LIBOR03M + 2.000%) due 05/24/2024 ~		625	605
PQ Corp.
5.027% (LIBOR03M + 2.500%) due 02/08/2025 ~		774	736
Prestige Brands, Inc.
4.522% (LIBOR03M + 2.000%) due 01/26/2024 ~		480	463
Prime Security Services Borrower LLC
5.272% (LIBOR03M + 2.750%) due 05/02/2022 ~		1,154	1,109
Quikrete Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 11/15/2023 ~		1,943	1,854
Rackspace Hosting, Inc.
5.582% (LIBOR03M + 3.000%) due 11/03/2023 ~		2,182	1,924
Red Ventures LLC
5.522% (LIBOR03M + 3.000%) due 11/08/2024 ~		2,513	2,398
Refresco Group BV
5.866% (LIBOR03M + 3.250%) due 03/28/2025 «~		1,170	1,123

RegionalCare Hospital Partners Holdings, Inc.
7.129% (LIBOR03M + 4.500%) due 11/16/2025 ~	2,225	2,112
Revspring, Inc.
7.053% (LIBOR03M + 4.250%) due 10/11/2025 «~	500	487
Rexnord LLC
4.522% (LIBOR03M + 2.000%) due 08/21/2024 ~	509	495
Reynolds Group Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 02/05/2023 ~	1,882	1,802
SBA Senior Finance LLC
4.530% (LIBOR03M + 2.000%) due 04/11/2025 ~	2,022	1,945
Science Applications International Corp.
4.272% (LIBOR03M + 1.750%) due 10/31/2025 ~	1,850	1,772
Scientific Games International, Inc.
5.245% - 5.272% (LIBOR03M + 2.750%) due 08/14/2024 ~	2,641	2,486
Seattle Spinco, Inc.
5.022% (LIBOR03M + 2.500%) due 06/21/2024 ~	2,579	2,412
Sedgwick CMS, Inc.
TBD% due 11/06/2025	300	288
Sequa Mezzanine Holdings LLC
7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~	1,546	1,476
11.520% (LIBOR03M + 9.000%) due 04/28/2022 «~	474	455
Serta Simmons Bedding LLC
5.879% - 5.932% (LIBOR03M + 3.500%) due 11/08/2023 ~	567	474
Sigma Bidco BV
5.398% (LIBOR03M + 3.000%) due 07/02/2025 ~	2,418	2,297
Sinclair Television Group, Inc.
4.780% (LIBOR03M + 2.250%) due 01/03/2024 ~	2,171	2,074
SolarWinds Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 02/05/2024 ~	1,530	1,475
Sotera Health Holdings LLC
5.522% (LIBOR03M + 3.000%) due 05/15/2022 ~	1,453	1,395
Spectrum Brands, Inc.
4.390% - 4.590% (LIBOR03M + 2.000%) due 06/23/2022 ~	689	673
Sprint Communications, Inc.
5.063% (LIBOR03M + 2.500%) due 02/02/2024 ~	2,064	1,976
SS&C Technologies Holdings Europe SARL
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	452	430
SS&C Technologies, Inc.
4.772% (LIBOR03M + 2.250%) due 04/16/2025 ~	1,177	1,118
Starfruit Finco B.V
5.599% (LIBOR03M + 3.250%) due 10/01/2025 «~	2,050	1,927
Stars Group Holdings BV
6.303% (LIBOR03M + 3.500%) due 07/10/2025 ~	826	803
Station Casinos LLC
5.030% (LIBOR03M + 2.500%) due 06/08/2023 ~	1,640	1,586
Syneos Health, Inc.
4.522% (LIBOR03M + 2.000%) due 08/01/2024 ~	956	925
Syniverse Holdings, Inc.
7.455% (LIBOR03M + 5.000%) due 03/09/2023 «~	1,094	963
Team Health Holdings, Inc.
5.272% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,939	1,750
Telesat Canada
5.310% (LIBOR03M + 2.500%) due 11/17/2023 «~	1,165	1,110
Tempo Acquisition LLC
5.522% (LIBOR03M + 3.000%) due 05/01/2024 ~	2,050	1,968
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~	2,750	2,715
TI Group Automotive Systems LLC
5.022% (LIBOR03M + 2.500%) due 06/30/2022 ~	2,056	1,966
Trans Union LLC
4.522% (LIBOR03M + 2.000%) due 04/10/2023 ~	1,274	1,230
4.522% (LIBOR03M + 2.000%) due 06/19/2025 ~	1,193	1,152
TransDigm, Inc.
5.022% (LIBOR03M + 2.500%) due 06/09/2023 ~	2,105	1,994
Traverse Midstream Partners LLC
6.600% (LIBOR03M + 4.000%) due 09/27/2024 ~	1,339	1,289
Tronox Blocked Borrower LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~	388	378
Tronox Finance LLC
5.522% (LIBOR03M + 3.000%) due 09/23/2024 ~	894	872
Truck Hero, Inc.
6.256% (LIBOR03M + 3.750%) due 04/21/2024 ~	1,339	1,296
U.S. Foods, Inc.
4.522% (LIBOR03M + 2.000%) due 06/27/2023 ~	575	547
Unitymedia Finance LLC
4.705% (LIBOR03M + 2.250%) due 09/30/2025 ~	1,200	1,161
Univar, Inc.
4.772% (LIBOR03M + 2.250%) due 07/01/2024 ~	1,237	1,185
Universal Hospital Service, Inc.
TBD% due 10/18/2025 «	525	509
Univision Communications, Inc.
5.272% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,341	2,128
UPC Financing Partnership
4.955% (LIBOR03M + 2.500%) due 01/15/2026 ~	614	586
USI, Inc.
5.803% (LIBOR03M + 3.000%) due 05/16/2024 ~	2,570	2,433

USS Ultimate Holdings, Inc.
6.272% (LIBOR03M + 3.750%) due 08/25/2024 ~	2,306	2,255
Utility One Source LP
8.004% - 8.022% (LIBOR03M + 5.500%) due 04/18/2023 «~	2,227	2,227
Valeant Pharmaceuticals International, Inc.
5.129% (LIBOR03M + 2.750%) due 11/27/2025 ~	469	445
5.379% (LIBOR03M + 3.000%) due 06/02/2025 ~	2,522	2,421
Verifone Systems, Inc.
6.645% (LIBOR03M + 4.000%) due 08/20/2025 ~	2,775	2,691
Verscend Holding Corp.
7.022% (LIBOR03M + 4.500%) due 08/27/2025 ~	800	776
Virgin Media Bristol LLC
4.955% (LIBOR03M + 2.500%) due 01/15/2026 ~	725	689
Welbilt, Inc.
5.022% (LIBOR03M + 2.500%) due 10/23/2025 «~	1,615	1,542
Westmoreland Coal Co.
TBD% due 12/16/2020 ^«(a)	3,344	1,321
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 ~µ	686	700
WEX, Inc.
4.772% (LIBOR03M + 2.250%) due 06/30/2023 ~	1,226	1,184
Wilsonart LLC
6.060% (LIBOR03M + 3.250%) due 12/19/2023 ~	2,250	2,160
Wyndham Destinations, Inc.
4.772% (LIBOR03M + 2.250%) due 05/30/2025 ~	998	972
Xerox Business Services LLC
5.022% (LIBOR03M + 2.500%) due 12/07/2023 ~	1,547	1,470
XO Group, Inc.
TBD% due 12/19/2025	625	616
XPO Logistics, Inc.
4.509% (LIBOR03M + 2.000%) due 02/24/2025 ~	1,870	1,798
Ziggo Secured Finance Partnership
4.955% (LIBOR03M + 2.500%) due 04/15/2025 ~	1,525	1,442

Total Loan Participations and Assignments (Cost $343,478)		327,143

CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.6%
Blackstone CQP Holdco LP
6.500% due 03/20/2021 (e)	700	705
CIT Group, Inc.
5.800% due 06/15/2022 •(d)	700	635
Jefferies Finance LLC
7.250% due 08/15/2024 (e)	200	186
Provident Funding Associates LP
6.375% due 06/15/2025	100	91
Stearns Holdings LLC
9.375% due 08/15/2020	750	709

		2,326

INDUSTRIALS 0.5%
BC Unlimited Liability Co.
5.000% due 10/15/2025 (e)	250	231
Community Health Systems, Inc.
6.250% due 03/31/2023 (e)	100	91
DISH DBS Corp.
5.875% due 07/15/2022 (e)	300	277
Gulfport Energy Corp.
6.000% due 10/15/2024 (e)	125	111
6.375% due 05/15/2025 (e)	125	111
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026 (e)	200	192
Jeld-Wen, Inc.
4.625% due 12/15/2025 (e)	125	110
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026 (e)	100	97
Matterhorn Merger Sub LLC
8.500% due 06/01/2026 (e)	250	200
Murphy Oil USA, Inc.
6.000% due 08/15/2023 (e)	250	252
Standard Industries, Inc.
5.375% due 11/15/2024 (e)	300	283

		1,955

UTILITIES 0.1%
Blue Racer Midstream LLC
6.125% due 11/15/2022 (e)	200	194

Genesis Energy LP
6.750% due 08/01/2022 (e)	275	270

		464

Total Corporate Bonds & Notes (Cost $5,048)		4,745

SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
2.385% due 02/07/2019 - 03/14/2019 (b)(c)(h)	1,086	1,082

Total Short-Term Instruments (Cost $1,082)		1,082

Total Investments in Securities (Cost $349,608)		332,970

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short-Term Floating NAV Portfolio III	4,452,819	44,012

Total Short-Term Instruments (Cost $44,005)		44,012

Total Investments in Affiliates (Cost $44,005)		44,012

Total Investments 93.5% (Cost $393,613)		$376,982
Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $681)		(576)
Other Assets and Liabilities, net 6.6%		26,825

Net Assets 100.0%		$403,231

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RDR	3.150%	12/21/2018	01/18/2019	$(2,702)	$(2,705)

Total Reverse Repurchase Agreements					$(2,705)

(e)	Securities with an aggregate market value of $3,310 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(232) at a weighted average interest rate of 1.500%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$11,657	$854	$(394)	$460	$11	$0

Total Swap Agreements					$854	$(394)	$460	$11	$0

Cash of $919 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	01/2019	EUR	1,534	$1,745	$0	$(14)

Total Forward Foreign Currency Contracts					$0	$(14)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	$27,500	$(144)	$(244)	$0	$(388)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	10,900	(29)	(156)	0	(185)

Total Swap Agreements								$(173)	$(400)	$0	$(573)

(h)

Securities with an aggregate market value of $812 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$281,952	$45,191	$327,143
Corporate Bonds & Notes
Banking & Finance	0	2,326	0	2,326
Industrials	0	1,955	0	1,955
Utilities	0	464	0	464
Short-Term Instruments
U.S. Treasury Bills	0	1,082	0	1,082
	$0	$287,779	$45,191	$332,970

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,012	$0	$0	$44,012

Total Investments	$44,012	$287,779	$45,191	$376,982

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$11	$0	$11

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(587)	$0	$(587)

Total Financial Derivative Instruments	$0	$(576)	$0	$(576)

Totals	$44,012	$287,203	$45,191	$376,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$47,950	$43,828	$(63,042)	$12	$(5)	$(1,565)	$19,710	$(1,697)	$45,191	$(1,416)

Totals	$47,950	$43,828	$(63,042)	$12	$(5)	$(1,565)	$19,710	$(1,697)	$45,191	$(1,416)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$45,191	Third Party Vendor	Broker Quote	39.500 - 100.125

Total	$45,191

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.1% ¤
CORPORATE BONDS & NOTES 55.7%
BANKING & FINANCE 30.3%
ABN AMRO Bank NV
2.100% due 01/18/2019	$11,225	$11,233
3.085% (US0003M + 0.640%) due 01/18/2019 ~	17,300	17,310
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	7,000	6,997
AerCap Ireland Capital DAC
3.750% due 05/15/2019	6,847	6,847
AIA Group Ltd.
2.250% due 03/11/2019	1,750	1,747
3.312% (US0003M + 0.520%) due 09/20/2021 ~	9,000	8,968
Air Lease Corp.
3.375% due 01/15/2019	7,770	7,769
4.750% due 03/01/2020	2,500	2,535
Allstate Corp.
3.233% (US0003M + 0.430%) due 03/29/2021 ~	900	891
American Express Credit Corp.
2.912% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,600
American Honda Finance Corp.
3.057% (US0003M + 0.290%) due 12/10/2021 ~	10,000	9,889
American International Group, Inc.
2.300% due 07/16/2019	3,500	3,486
American Tower Corp.
3.400% due 02/15/2019	9,410	9,416
Athene Global Funding
3.609% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,627
Australia & New Zealand Banking Group Ltd.
3.195% (US0003M + 0.550%) due 02/20/2019 ~	18,000	17,998
AvalonBay Communities, Inc.
2.866% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,788
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~	12,300	12,284
Bank of America Corp.
2.600% due 01/15/2019	25,000	24,995
Bank of Nova Scotia
1.950% due 01/15/2019	5,000	4,998
Barclays Bank PLC
3.139% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,000
Barclays PLC
2.750% due 11/08/2019	38,200	37,951
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,179
Canadian Imperial Bank of Commerce
3.259% (US0003M + 0.520%) due 09/06/2019 ~	14,681	14,697
Caterpillar Financial Services Corp.
2.836% (US0003M + 0.130%) due 11/29/2019 ~	500	499
Citibank N.A.
3.061% (US0003M + 0.260%) due 09/18/2019 ~	7,800	7,790
Citigroup, Inc.
3.696% (US0003M + 0.930%) due 06/07/2019 ~	20,000	20,048
Credit Agricole S.A.
3.236% (US0003M + 0.800%) due 04/15/2019 ~	8,245	8,257
Danske Bank A/S
1.650% due 09/06/2019	15,000	14,762
3.248% (US0003M + 0.510%) due 03/02/2020 ~	11,610	11,588
3.319% (US0003M + 0.580%) due 09/06/2019 ~	8,599	8,594
DBS Group Holdings Ltd.
2.246% due 07/16/2019	3,437	3,426
3.257% (US0003M + 0.490%) due 06/08/2020 ~	5,000	4,999
Dexia Credit Local S.A.
1.875% due 03/28/2019	20,000	19,967
2.250% due 02/18/2020	7,000	6,960
2.500% due 01/25/2021	4,900	4,874
Erste Abwicklungsanstalt
2.977% (US0003M + 0.210%) due 03/09/2020 ~	25,000	25,055
First Abu Dhabi Bank PJSC
3.000% due 08/13/2019	5,200	5,186
Ford Motor Credit Co. LLC
2.262% due 03/28/2019	4,960	4,946
2.597% due 11/04/2019	5,000	4,946
2.943% due 01/08/2019	6,500	6,500
3.606% (US0003M + 0.830%) due 03/12/2019 ~	1,350	1,349
3.754% (US0003M + 0.930%) due 09/24/2020 ~	23,700	23,281

General Electric Co.
3.800% due 06/18/2019	2,600	2,586
General Motors Financial Co., Inc.
2.350% due 10/04/2019	4,700	4,660
2.400% due 05/09/2019	29,620	29,511
3.100% due 01/15/2019	300	300
3.678% (US0003M + 1.270%) due 10/04/2019 ~	5,400	5,423
4.051% (US0003M + 1.450%) due 05/09/2019 ~	1,778	1,780
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	3,000	2,982
Harley-Davidson Financial Services, Inc.
2.400% due 09/15/2019	5,292	5,249
3.117% (US0003M + 0.350%) due 03/08/2019 ~	15,070	15,067
HSBC Holdings PLC
3.426% (US0003M + 0.650%) due 09/11/2021 ~	25,000	24,679
HSH Portfoliomanagement AoeR
2.970% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,031
3.131% (US0003M + 0.330%) due 09/18/2020 ~	9,000	9,035
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	17,552	17,769
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	9,000	8,908
ICICI Bank Ltd.
3.500% due 03/18/2020	3,900	3,886
4.800% due 05/22/2019	10,854	10,899
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	5,050	5,054
ING Bank NV
3.954% (US0003M + 1.130%) due 03/22/2019 ~	1,070	1,072
International Lease Finance Corp.
5.875% due 04/01/2019	23,265	23,361
6.250% due 05/15/2019	10,532	10,626
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,050	9,048
Jackson National Life Global Funding
2.736% (US0003M + 0.300%) due 10/15/2020 ~	7,600	7,528
2.809% (US0003M + 0.300%) due 04/27/2020 ~	15,000	14,954
2.998% (US0003M + 0.380%) due 02/13/2019 ~	6,014	6,014
3.251% (US0003M + 0.480%) due 06/11/2021 ~	1,000	994
John Deere Capital Corp.
2.588% (US0003M + 0.180%) due 01/07/2020 ~	35,000	34,998
JPMorgan Chase Bank N.A.
2.868% (US0003M + 0.250%) due 02/13/2020 ~	15,000	14,983
2.968% (US0003M + 0.230%) due 09/01/2020 ~	18,000	17,935
LeasePlan Corp. NV
2.875% due 01/22/2019	5,840	5,838
Lloyds Bank PLC
2.050% due 01/22/2019	2,102	2,100
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~	16,200	16,046
Macquarie Bank Ltd.
2.600% due 06/24/2019	16,000	15,953
2.758% (US0003M + 0.350%) due 04/04/2019 ~	840	840
3.616% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,501
Macquarie Group Ltd.
7.625% due 08/13/2019	1,000	1,026
Metropolitan Life Global Funding
3.030% (SOFRRATE + 0.570%) due 09/07/2020 ~	27,500	27,320
Mitsubishi UFJ Financial Group, Inc.
3.280% (US0003M + 0.790%) due 07/25/2022 ~	3,000	2,967
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	2,000	1,979
3.252% (US0003M + 0.775%) due 07/23/2019 ~	11,634	11,652
3.570% (US0003M + 0.925%) due 02/20/2019 ~	14,500	14,510
Mizuho Bank Ltd.
2.450% due 04/16/2019	26,000	25,959
2.650% due 09/25/2019	3,000	2,990
Mizuho Securities USA LLC
3.463% (US0003M + 0.650%) due 06/28/2019 ~	2,480	2,484
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~	12,600	12,463
3.217% (US0003M + 0.740%) due 07/23/2019 ~	2,500	2,500
7.300% due 05/13/2019	31,316	31,794
MUFG Bank Ltd.
2.300% due 03/10/2019	22,374	22,341
2.350% due 09/08/2019	9,200	9,148
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	10,100	10,098
National Bank of Canada
3.049% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,164
New York Life Global Funding
2.569% (US0003M + 0.100%) due 01/21/2020 ~	12,000	11,970
2.912% (US0003M + 0.320%) due 08/06/2021 ~	7,000	6,993

Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	3,000	2,992
2.826% (US0003M + 0.390%) due 07/13/2020 ~	3,750	3,722
3.016% (US0003M + 0.580%) due 01/13/2020 ~	8,500	8,484
3.203% (US0003M + 0.390%) due 09/28/2020 ~	16,410	16,232
3.299% due 09/13/2019 •	7,000	6,984
3.420% (US0003M + 0.630%) due 09/21/2021 ~	5,000	4,903
3.777% due 03/08/2019 •	300	300
Nomura Holdings, Inc.
2.750% due 03/19/2019	27,402	27,380
NTT Finance Corp.
3.333% (US0003M + 0.530%) due 06/29/2020 ~	32,300	32,377
Pacific LifeCorp
6.000% due 02/10/2020	969	995
Protective Life Global Funding
1.722% due 04/15/2019	4,096	4,080
2.856% (US0003M + 0.420%) due 03/29/2019 ~	3,706	3,706
Reliance Standard Life Global Funding
2.500% due 04/24/2019	6,000	5,986
2.500% due 01/15/2020	1,500	1,486
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019	11,000	11,232
Santander UK PLC
2.500% due 03/14/2019	27,370	27,340
3.276% (US0003M + 0.660%) due 11/15/2021 ~	10,000	9,911
Senior Housing Properties Trust
3.250% due 05/01/2019	5,000	4,975
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,167	2,169
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019	2,500	2,496
3.349% (US0003M + 0.570%) due 09/13/2019 ~	2,700	2,704
Standard Chartered PLC
2.400% due 09/08/2019	4,750	4,724
3.770% (US0003M + 1.130%) due 08/19/2019 ~	17,635	17,710
State Bank of India
3.622% due 04/17/2019	12,770	12,786
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	4,000	3,956
2.755% (US0003M + 0.310%) due 10/18/2019 ~	27,800	27,780
2.799% (US0003M + 0.350%) due 01/17/2020 ~	2,500	2,498
2.960% (US0003M + 0.540%) due 01/11/2019 ~	2,000	2,000
Sumitomo Mitsui Financial Group, Inc.
3.205% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,791
Sumitomo Mitsui Trust Bank Ltd.
3.244% (US0003M + 0.440%) due 09/19/2019 ~	4,000	4,002
3.249% (US0003M + 0.510%) due 03/06/2019 ~	27,273	27,281
3.355% (US0003M + 0.910%) due 10/18/2019 ~	8,950	8,988
Suncorp-Metway Ltd.
2.100% due 05/03/2019	11,627	11,588
Svenska Handelsbanken AB
2.500% due 01/25/2019	10,000	9,997
3.278% (US0003M + 0.490%) due 06/17/2019 ~	24,400	24,425
Synchrony Financial
2.600% due 01/15/2019	42,003	41,989
3.000% due 08/15/2019	14,099	14,008
Temasek Financial Ltd.
4.300% due 10/25/2019	1,350	1,363
Toyota Motor Credit Corp.
2.754% due 11/14/2019 •	550	549
3.146% (US0003M + 0.370%) due 03/12/2020 ~	5,000	4,999
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~	16,500	16,498
3.218% (US0003M + 0.480%) due 12/01/2020 ~	8,650	8,612
VEREIT Operating Partnership LP
3.000% due 02/06/2019	35,701	35,680
WEA Finance LLC
2.700% due 09/17/2019	5,000	4,979
Wells Fargo Bank N.A.
2.940% (SOFRRATE + 0.480%) due 03/25/2020 ~	10,000	9,955
2.987% (US0003M + 0.510%) due 10/22/2021 ~	625	618
Weyerhaeuser Co.
7.375% due 10/01/2019	13,000	13,360

		1,442,790

INDUSTRIALS 20.3%
21st Century Fox America, Inc.
6.900% due 03/01/2019	6,625	6,663
Alimentation Couche-Tard, Inc.
3.279% (US0003M + 0.500%) due 12/13/2019 ~	5,000	4,987
Amgen, Inc.
2.935% (US0003M + 0.320%) due 05/10/2019 ~	5,214	5,213
Andeavor Logistics LP
5.500% due 10/15/2019	2,700	2,723

Anthem, Inc.
2.250% due 08/15/2019	14,800	14,723
Baidu, Inc.
2.750% due 06/09/2019	6,000	5,990
BAT Capital Corp.
3.204% due 08/14/2020 •	18,950	18,768
3.496% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,243
BAT International Finance PLC
1.625% due 09/09/2019	7,750	7,648
Bayer U.S. Finance LLC
2.125% due 07/15/2019	5,000	4,961
2.375% due 10/08/2019	11,800	11,708
BMW U.S. Capital LLC
2.984% (US0003M + 0.370%) due 08/14/2020 ~	13,000	12,905
Broadcom Corp.
2.375% due 01/15/2020	19,500	19,259
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	3,000	2,973
2.170% due 08/05/2019	20,800	20,704
3.122% (US0003M + 0.540%) due 08/04/2020 ~	16,400	16,367
3.547% (US0003M + 1.070%) due 04/23/2021 ~	1,500	1,511
3.548% due 03/03/2022 •	12,800	12,797
3.558% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,001
3.628% (US0003M + 0.850%) due 09/14/2021 ~	8,000	8,024
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~	4,900	4,821
Chevron Corp.
3.026% (US0003M + 0.410%) due 11/15/2019 ~	1,000	1,002
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	40,000	39,750
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,000	3,998
Comcast Corp.
3.127% (US0003M + 0.330%) due 10/01/2020 ~	13,000	12,943
3.237% (US0003M + 0.440%) due 10/01/2021 ~	1,775	1,759
CVS Health Corp.
3.397% (US0003M + 0.630%) due 03/09/2020 ~	12,900	12,879
Daimler Finance North America LLC
1.500% due 07/05/2019	9,000	8,912
2.972% (US0003M + 0.390%) due 05/04/2020 ~	11,000	10,941
3.038% (US0003M + 0.630%) due 01/06/2020 ~	7,000	6,998
3.112% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,395
3.148% (US0003M + 0.740%) due 07/05/2019 ~	8,500	8,514
Danone S.A.
1.691% due 10/30/2019	2,070	2,042
Dell International LLC
3.480% due 06/01/2019	42,902	42,780
Deutsche Telekom International Finance BV
3.254% (US0003M + 0.450%) due 09/19/2019 ~	14,000	13,974
6.000% due 07/08/2019	6,704	6,796
Diageo Capital PLC
2.880% (US0003M + 0.240%) due 05/18/2020 ~	2,000	1,992
Dignity Health
2.637% due 11/01/2019	5,000	4,971
Discovery Communications LLC
2.200% due 09/20/2019	8,364	8,278
3.502% (US0003M + 0.710%) due 09/20/2019 ~	22,645	22,628
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,489
eBay, Inc.
3.021% (US0003M + 0.480%) due 08/01/2019 ~	5,970	5,966
Energy Transfer Operating LP
9.000% due 04/15/2019	15,169	15,426
9.700% due 03/15/2019	1,217	1,232
Enterprise Products Operating LLC
6.500% due 01/31/2019	1,400	1,403
EQT Corp.
8.125% due 06/01/2019	7,000	7,120
ERAC USA Finance LLC
2.350% due 10/15/2019	4,425	4,396
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	4,600	4,670
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	6,206	6,277
GATX Corp.
2.500% due 07/30/2019	3,300	3,280
3.302% (US0003M + 0.720%) due 11/05/2021 ~	2,400	2,376
General Electric Co.
6.000% due 08/07/2019	3,132	3,166
General Mills, Inc.
6.610% due 10/15/2022	4,000	4,227
Gilead Sciences, Inc.
3.012% (US0003M + 0.220%) due 03/20/2019 ~	11,000	10,998
Harris Corp.
3.166% due 02/27/2019 ~	4,145	4,144

Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	14,500	14,339
3.059% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,140
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	8,892	9,109
HP, Inc.
2.750% due 01/14/2019	2,345	2,344
3.376% (US0003M + 0.940%) due 01/14/2019 ~	1,205	1,205
Hyundai Capital America
2.500% due 03/18/2019	5,717	5,708
2.550% due 02/06/2019	6,181	6,178
2.550% due 04/03/2020	4,000	3,950
3.601% due 09/18/2020 •	6,700	6,674
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	7,819	7,815
9.000% due 02/01/2019	7,985	8,020
Kinder Morgan, Inc.
3.050% due 12/01/2019	2,000	1,989
Kraft Heinz Foods Co.
3.021% (US0003M + 0.420%) due 08/09/2019 ~	4,820	4,808
3.188% (US0003M + 0.570%) due 02/10/2021 ~	8,100	8,035
LyondellBasell Industries NV
5.000% due 04/15/2019	6,096	6,103
Marriott International, Inc.
3.229% (US0003M + 0.600%) due 12/01/2020 ~	6,500	6,486
Martin Marietta Materials, Inc.
3.292% (US0003M + 0.500%) due 12/20/2019 ~	9,000	8,975
Molson Coors Brewing Co.
1.450% due 07/15/2019	19,365	19,170
1.900% due 03/15/2019	39,224	39,114
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	6,023	5,940
3.119% (US0003M + 0.610%) due 10/28/2019 ~	10,000	9,994
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	8,328	8,302
NetApp, Inc.
2.000% due 09/27/2019	2,000	1,978
Newell Brands, Inc.
2.600% due 03/29/2019	4,563	4,556
Norfolk Southern Corp.
5.900% due 06/15/2019	5,974	6,038
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	1,300	1,303
Oil India Ltd.
3.875% due 04/17/2019	5,139	5,149
ONGC Videsh Ltd.
3.250% due 07/15/2019	8,624	8,622
Penske Truck Leasing Co. LP
3.050% due 01/09/2020	1,500	1,494
Petronas Capital Ltd.
5.250% due 08/12/2019	3,800	3,850
Philip Morris International, Inc.
3.066% (US0003M + 0.420%) due 02/21/2020 ~	750	749
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,522
RELX Capital, Inc.
8.625% due 01/15/2019	4,751	4,759
Reynolds American, Inc.
8.125% due 06/23/2019	12,254	12,503
Rockwell Collins, Inc.
1.950% due 07/15/2019	4,890	4,855
5.250% due 07/15/2019	3,463	3,501
SES Global Americas Holdings GP
2.500% due 03/25/2019	11,775	11,747
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	46,540	45,897
Sky Ltd.
2.625% due 09/16/2019	8,725	8,661
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~	10,075	10,060
3.503% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,474
Suntory Holdings Ltd.
2.550% due 09/29/2019	6,000	5,962
Telefonica Emisiones S.A.
5.877% due 07/15/2019	24,379	24,675
Tencent Holdings Ltd.
3.375% due 05/02/2019	18,340	18,361
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	3,000	2,975
Time Warner Cable LLC
8.250% due 04/01/2019	13,974	14,132
8.750% due 02/14/2019	28,418	28,577
Toyota Motor Finance Netherlands BV
3.026% (US0003M + 0.250%) due 12/12/2019 ~	21,000	20,987
Tyson Foods, Inc.
2.650% due 08/15/2019	5,000	4,975
3.157% (US0003M + 0.450%) due 05/30/2019 ~	6,765	6,757

Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,418	4,397
2.450% due 11/20/2019	2,320	2,298
3.388% (US0003M + 0.770%) due 11/13/2020 ~	4,000	3,974
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	6,200	6,180

		969,077

UTILITIES 5.1%
AT&T, Inc.
3.488% (US0003M + 0.750%) due 06/01/2021 ~	5,400	5,367
BellSouth LLC
4.333% due 04/26/2021	14,900	14,947
BP Capital Markets PLC
3.158% (US0003M + 0.540%) due 05/10/2019 ~	310	310
British Telecommunications PLC
2.350% due 02/14/2019	7,880	7,870
CLP Power HK Finance Ltd.
4.750% due 03/19/2020	8,000	8,138
Dominion Energy, Inc.
3.288% (US0003M + 0.550%) due 06/01/2019 ~	14,066	14,058
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	11,700	11,648
Electricite de France S.A.
2.150% due 01/22/2019	800	800
4.600% due 01/27/2020	800	812
Emera U.S. Finance LP
2.150% due 06/15/2019	15,472	15,347
Enable Midstream Partners LP
2.400% due 05/15/2019	3,150	3,132
Entergy Texas, Inc.
7.125% due 02/01/2019	3,385	3,394
Exelon Generation Co. LLC
5.200% due 10/01/2019	15,616	15,820
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	14,235	14,373
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	2,897	2,900
Jersey Central Power & Light Co.
7.350% due 02/01/2019	2,090	2,096
KT Corp.
2.625% due 04/22/2019	1,900	1,898
Metropolitan Edison Co.
7.700% due 01/15/2019	3,737	3,742
Mississippi Power Co.
3.472% (US0003M + 0.650%) due 03/27/2020 ~	1,000	998
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	6,982	6,975
3.107% (US0003M + 0.400%) due 08/21/2020 ~	10,400	10,390
Oglethorpe Power Corp.
6.100% due 03/15/2019	6,760	6,798
Orange S.A.
2.750% due 02/06/2019	2,500	2,499
PacifiCorp
5.500% due 01/15/2019	3,000	3,002
Plains All American Pipeline LP
5.750% due 01/15/2020	2,500	2,547
Progress Energy, Inc.
4.875% due 12/01/2019	7,137	7,229
Public Service Co. of Oklahoma
5.150% due 12/01/2019	5,000	5,093
Sempra Energy
2.686% (US0003M + 0.250%) due 07/15/2019 ~	17,900	17,849
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	3,070	3,062
2.500% due 04/28/2020	3,184	3,145
2.750% due 04/10/2019	23,550	23,533
3.334% (US0003M + 0.920%) due 04/10/2019 ~	9,200	9,209
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	5,400	5,335
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	6,700	6,694

		241,010

Total Corporate Bonds & Notes (Cost $2,659,532)		2,652,877

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2013
2.343% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,025
California State General Obligation Bonds, Series 2017
3.127% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,034

		11,059

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.779% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,067

Total Municipal Bonds & Notes (Cost $18,000)		18,126

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
2.649% due 11/25/2044 - 09/25/2055 •	50,017	50,031
2.749% due 07/25/2046 •	6,911	6,883
2.806% due 04/25/2036 - 06/25/2042 •	2,908	2,902
2.856% due 07/25/2036 - 06/25/2043 •	381	381
2.906% due 02/25/2042 •	749	753
2.956% due 04/25/2039 •	445	448
3.006% due 02/25/2042 •	813	816
3.026% due 03/25/2042 •	272	275
3.046% due 07/25/2037 •	114	115
3.056% due 10/25/2041 •	307	311
3.236% due 06/25/2040 •	487	495
4.293% due 05/01/2038 •	8,441	8,849
Freddie Mac
2.619% due 05/15/2038 •	2,057	2,053
2.629% due 05/15/2041 •	2,170	2,168
2.639% due 06/15/2040 •	4,935	4,924
2.649% due 10/15/2037 - 09/15/2044 •	61,304	61,374
2.697% due 09/25/2021 •	1,082	1,080
2.755% due 04/15/2037 •	541	539
2.785% due 07/15/2037 •	505	504
2.855% due 03/15/2040 - 11/15/2043 •	1,074	1,079
2.955% due 08/15/2041 •	25	25
2.975% due 12/15/2041 •	636	643
3.005% due 09/15/2037 - 11/15/2041 •	1,022	1,030
3.035% due 07/15/2037 •	644	650
3.055% due 11/15/2037 •	111	113
3.405% due 01/15/2032 •	277	284
3.455% due 01/15/2039 •	71	73
3.849% due 05/15/2033 •	291	300
Ginnie Mae
2.514% due 06/20/2066 •	3,045	3,041
2.684% due 10/20/2066 •	743	743
2.769% due 07/20/2043 •	1,459	1,463
2.780% due 04/20/2037 •	1,746	1,746
2.814% due 12/20/2060 - 03/20/2065 •	482	482
2.870% due 06/20/2039 •	201	201
2.884% due 04/20/2062 •	957	961
2.994% due 08/20/2061 •	1,595	1,598
3.014% due 10/20/2065 •	1,328	1,330
3.064% due 08/20/2067 •	1,702	1,728
3.084% due 02/20/2066 •	1,116	1,119
3.114% due 05/20/2066 •	5,197	5,265
3.628% due 09/20/2067 •	1,692	1,744
4.946% due 09/20/2066 ~	5,372	5,939
NCUA Guaranteed Notes
2.830% due 01/08/2020 •	1,880	1,882
2.940% due 12/08/2020 •	1,171	1,176

Total U.S. Government Agencies (Cost $179,427)		179,516

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Gosforth Funding PLC
3.139% due 08/25/2060 •	6,804	6,787
Silverstone Master Issuer PLC
3.019% (US0003M + 0.550%) due 01/21/2070 ~	4,625	4,624
Stonemont Portfolio Trust
3.320% due 08/20/2030 •	4,899	4,896
UBS-Barclays Commercial Mortgage Trust
3.211% due 04/10/2046 •	13,982	14,152
Wells Fargo-RBS Commercial Mortgage Trust
3.655% due 06/15/2045 •	5,025	5,034

Total Non-Agency Mortgage-Backed Securities (Cost $35,425)		35,493

ASSET-BACKED SECURITIES 13.0%
Ally Master Owner Trust
2.775% due 07/15/2022 •	5,000	4,985
Bank of The West Auto Trust
3.090% due 04/15/2021	12,300	12,309
Canadian Pacer Auto Receivables Trust
2.670% due 12/19/2019 •	1,114	1,114
3.000% due 06/21/2021	11,400	11,408

Chesapeake Funding LLC
2.110% due 03/15/2028	8,634	8,614
2.825% due 08/15/2030 •	15,000	14,966
CIFC Funding Ltd.
3.350% due 10/25/2027 •	3,100	3,060
Dell Equipment Finance Trust
3.160% due 02/22/2021	3,000	3,003
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	5,500	5,460
Evergreen Credit Card Trust
2.805% due 07/15/2022 •	14,000	13,998
Figueroa CLO Ltd.
3.336% due 01/15/2027 •	5,000	4,997
Flagship CLO Ltd.
3.286% due 01/16/2026 •	1,100	1,096
Flagship Ltd.
3.589% due 01/20/2026 •	3,753	3,751
Ford Credit Auto Lease Trust
1.800% due 06/15/2020	988	985
Ford Credit Floorplan Master Owner Trust
2.805% due 09/15/2022 •	5,000	5,008
GM Financial Automobile Leasing Trust
2.770% due 01/21/2020 •	2,006	2,006
2.890% due 09/21/2020	20,000	19,981
GM Financial Consumer Automobile Receivables Trust
1.860% due 12/16/2021	2,560	2,532
2.080% due 01/19/2021	3,378	3,365
GMF Floorplan Owner Revolving Trust
2.865% due 09/15/2023 •	10,000	10,017
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •	5,000	4,972
4.116% due 08/15/2023 •	117	117
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020	3,159	3,148
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	2,790	2,784
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	3,006	3,006
Motor PLC
3.036% due 09/25/2024 •	8,375	8,371
Mountain View CLO Ltd.
3.236% due 10/15/2026 •	3,000	2,995
Navient Private Education Loan Trust
2.805% due 12/15/2059 •	1,956	1,954
2.855% due 12/16/2058 •	7,539	7,538
Navient Private Education Refi Loan Trust
2.755% due 12/15/2059 •	36,471	36,481
Navient Student Loan Trust
2.856% due 03/25/2067 •	20,000	19,987
3.430% due 12/15/2059	6,000	6,028
Nelnet Student Loan Trust
2.763% due 08/23/2027 •	4,449	4,436
Nissan Auto Receivables Owner Trust
1.790% due 01/17/2022	5,000	4,962
OFSI Fund Ltd.
3.086% due 03/20/2025 •	5,888	5,877
OSCAR U.S. Funding Trust LLC
2.857% due 08/10/2021 •	5,000	5,004
Palmer Square CLO Ltd.
3.466% due 08/15/2026 •	4,288	4,263
Palmer Square Loan Funding Ltd.
3.036% due 04/15/2026 •	9,000	8,946
3.086% due 07/15/2026 •	9,662	9,572
3.150% due 11/15/2026 •	9,900	9,859
Penarth Master Issuer PLC
2.835% due 03/18/2022 •	20,000	19,972
2.905% due 09/18/2022 •	40,000	39,914
PHEAA Student Loan Trust
3.456% due 11/25/2065 •	6,396	6,434
Residential Asset Securities Corp. Trust
2.956% due 08/25/2035 •	50	50
Securitized Term Auto Receivables Trust
2.716% due 02/25/2021 •	13,000	13,001
SLC Student Loan Trust
2.716% due 02/15/2025 •	9,027	9,024
2.776% due 05/15/2023 •	720	720
2.898% due 03/15/2027 •	8,743	8,729
2.908% due 06/15/2029 •	19,827	19,724
SLM Student Loan Trust
2.580% due 10/25/2024 •	1,004	1,003
2.580% due 01/26/2026 •	10,421	10,389
2.590% due 01/27/2025 •	272	272
2.630% due 10/25/2028 •	4,549	4,517
2.660% due 07/25/2023 •	6,301	6,297
3.040% due 01/25/2028 •	6,551	6,559
3.258% due 12/15/2027 •	24,424	24,449
3.338% due 12/15/2025 •	3,823	3,843

SMB Private Education Loan Trust
2.755% due 09/15/2025 •	8,322	8,310
3.050% due 05/15/2026	1,490	1,482
3.655% due 07/15/2027 •	15,145	15,301
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	1,932	1,910
2.770% due 05/25/2026	1,184	1,174
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	2,996	2,964
3.356% due 07/25/2039 •	999	1,003
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	9,067	9,049
3.120% due 02/25/2048	11,804	11,807
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	9,000	8,958
THL Credit Wind River CLO Ltd.
3.886% due 01/15/2026 •	5,000	5,003
Trillium Credit Card Trust
2.856% due 09/26/2023 •	50,000	49,975
Utah State Board of Regents
3.256% due 09/25/2056 •	3,174	3,170
3.256% due 01/25/2057 •	4,116	4,112
Venture CLO Ltd.
3.316% due 04/15/2027 •	6,700	6,630
Voya CLO Ltd.
3.210% due 07/25/2026 •	2,150	2,147
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •	15,000	14,999
Whitehorse Ltd.
3.609% due 07/17/2026 •	7,313	7,302
World Omni Auto Receivables Trust
1.840% due 01/17/2022	3,300	3,282
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •	3,100	3,083

Total Asset-Backed Securities (Cost $620,174)		619,513

SOVEREIGN ISSUES 2.4%
Caisse des Depots et Consignations
2.867% (US0003M + 0.100%) due 09/09/2019 ~	17,000	17,003
Development Bank of Japan, Inc.
2.749% (US0003M + 0.240%) due 01/28/2020 ~	5,000	5,007
Export-Import Bank of India
3.875% due 10/02/2019	7,959	7,985
Export-Import Bank of Korea
2.929% (US0003M + 0.460%) due 10/21/2019 ~	6,500	6,494
3.389% (US0003M + 0.700%) due 05/26/2019 ~	15,000	15,086
Japan Bank for International Cooperation
2.859% (US0003M + 0.390%) due 07/21/2020 ~	27,100	27,207
3.259% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,022
Korea National Oil Corp.
2.750% due 01/23/2019	3,000	3,000
Province of Quebec
2.749% (US0003M + 0.280%) due 07/21/2019 ~	17,200	17,224
2.920% (US0003M + 0.130%) due 09/21/2020 ~	10,000	10,014

Total Sovereign Issues (Cost $112,831)		113,042

SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.5%
Itau CorpBanca
2.570% due 01/11/2019	5,100	5,100
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~	5,000	5,001
3.324% (US0003M + 0.500%) due 09/24/2020 ~	11,900	11,903

		22,004

COMMERCIAL PAPER 2.9%
AT&T, Inc.
3.000% due 05/28/2019	15,200	15,003
Boston Scientific Corp.
3.100% due 01/23/2019	500	499
Campbell Soup Co.
2.900% due 01/15/2019	1,600	1,598
3.100% due 02/11/2019	5,000	4,983
CNH Industrial Capital LLC
3.500% due 05/09/2019	4,500	4,446
Energy Transfer Partners LP
3.650% due 03/07/2019	15,600	15,508
Entergy Corp.
2.900% due 02/06/2019	4,000	3,988

Ford Motor Credit Co.
2.780% due 02/19/2019	10,750	10,702
2.935% due 01/04/2019	6,000	5,998
Humana, Inc.
3.000% due 01/15/2019	5,000	4,994
Mondelez International, Inc.
3.100% due 02/26/2019	18,250	18,163
3.100% due 02/27/2019	3,400	3,383
NiSource, Inc.
2.780% due 01/07/2019	15,000	14,992
VW CR, Inc.
3.050% due 07/01/2019	35,000	34,438

		138,695

REPURCHASE AGREEMENTS (a) 0.4%		20,588

SHORT-TERM NOTES 0.3%
Holmes Master Issuer PLC
2.805% due 07/15/2019 •	10,000	10,002
2.825% due 01/15/2019 •	6,545	6,546

		16,548

Total Short-Term Instruments (Cost $197,872)		197,835

Total Investments in Securities (Cost $3,823,261)		3,816,402

	SHARES
INVESTMENTS IN AFFILIATES 18.7%
SHORT-TERM INSTRUMENTS 18.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%
PIMCO Short Asset Portfolio	64,877,215	643,712
PIMCO Short-Term Floating NAV Portfolio III	24,783,943	244,964

Total Short-Term Instruments (Cost $894,445)		888,676

Total Investments in Affiliates (Cost $894,445)		888,676

Total Investments 98.8% (Cost $4,717,706)		$4,705,078
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $192)		(1,386)
Other Assets and Liabilities, net 1.2%		60,606

Net Assets 100.0%		$4,764,298

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$588	U.S. Treasury Notes 2.875% due 09/30/2023	$(602)	$588	$588
TDM	3.500	12/31/2018	01/02/2019	20,000	U.S. Treasury Notes 1.875% due 12/31/2019	(20,598)	20,000	20,004

Total Repurchase Agreements						$(21,200)	$20,588	$20,592

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(95,622) at a weighted average interest rate of 2.010%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Day Federal Fund February Futures	02/2019	1,900	$772,728	$(81)	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2019	2,383	505,941	3,478	335	0

				$3,397	$335	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	6,993	$(802,010)	$(12,839)	$0	$(1,748)

Total Futures Contracts				$(9,442)	$335	$(1,748)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (1)	1-Day USD-Federal Funds Rate Compounded-OIS	2.795%	Annual	09/30/2020	$590,300	$192	$3,986	$4,178	$27	$0

Total Swap Agreements						$192	$3,986	$4,178	$27	$0

Cash of $9,381 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1) This instrument	has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,442,790	$0	$1,442,790
Industrials	0	969,077	0	969,077
Utilities	0	241,010	0	241,010
Municipal Bonds & Notes
California	0	11,059	0	11,059
Washington	0	7,067	0	7,067
U.S. Government Agencies	0	179,516	0	179,516
Non-Agency Mortgage-Backed Securities	0	35,493	0	35,493
Asset-Backed Securities	0	619,513	0	619,513
Sovereign Issues	0	113,042	0	113,042
Short-Term Instruments
Certificates of Deposit	0	22,004	0	22,004
Commercial Paper	0	138,695	0	138,695
Repurchase Agreements	0	20,588	0	20,588
Short-Term Notes	0	16,548	0	16,548
	$0	$3,816,402	$0	$3,816,402

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$888,676	$0	$0	$888,676

Total Investments	$888,676	$3,816,402	$0	$4,705,078

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$335	$27	$0	$362

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,748)	$0	$0	$(1,748)

Total Financial Derivative Instruments	$(1,413)	$27	$0	$(1,386)

Totals	$887,263	$3,816,429	$0	$4,703,692

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9% ¤
MUNICIPAL BONDS & NOTES 89.1%
ALABAMA 3.5%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,770
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	3,000	3,135
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	2,500	2,616

		7,521

ARIZONA 2.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
1.750% due 01/01/2046	2,500	2,500
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	2,500	2,522
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018
5.000% due 07/01/2024	800	914

		5,936

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,004

COLORADO 3.2%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.504% (0.7*US0001M + 0.860%) due 11/15/2031 ~	2,125	2,127
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.579% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,905	1,906
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,682

		6,715

CONNECTICUT 5.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	689
5.000% due 08/15/2022	2,030	2,197
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	3,000	3,437
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.547% (0.68*US0001M + 0.950%) due 07/01/2049 ~	3,500	3,509
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,096
5.000% due 07/15/2023	500	559

		11,487

DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,165

FLORIDA 3.0%
Central Florida Expressway Authority Revenue Notes, Series 2018
5.000% due 07/01/2025	710	830
Florida State General Obligation Notes, Series 2015
5.000% due 06/01/2022	750	827
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	805
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	675	741
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2023	2,765	3,128

		6,331

GEORGIA 5.9%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	4,998

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	2,500	2,482
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002
2.000% due 09/01/2037	2,500	2,486
Municipal Gas Authority of Georgia Revenue Notes, Series 2016
5.000% due 10/01/2019	2,500	2,557

		12,523

HAWAII 1.2%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
2.030% (MUNIPSA + 0.320%) due 09/01/2025 ~	2,500	2,500

ILLINOIS 6.2%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	527
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,110
Illinois Development Finance Authority Revenue Bonds, Series 2001
1.700% due 05/01/2031	2,000	2,000
Illinois Finance Authority Revenue Bonds, Series 2016
2.994% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,004
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,108
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,406
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	1,000	1,012
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,103

		13,270

INDIANA 0.9%
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	1,750	1,853

KENTUCKY 0.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	1,250	1,323

LOUISIANA 0.4%
Louisiana State Citizens Property Insurance Corp. Revenue Notes, (AGM Insured), Series 2015
5.000% due 06/01/2021	775	831

MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,495
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	761
5.000% due 07/01/2023	750	830

		4,086

MICHIGAN 3.3%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	4,250	4,584
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	425	422
University of Michigan Revenue Bonds, Series 2012
1.960% (MUNIPSA + 0.270%) due 04/01/2033 ~	1,995	1,991

		6,997

MINNESOTA 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2022	250	272
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2017
5.000% due 01/01/2021	1,000	1,061

		1,333

MISSISSIPPI 1.4%
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Series 2004
2.125% due 09/01/2022	1,000	1,000

Warren County, Mississippi Revenue Bonds, Series 2018
2.900% due 09/01/2032	2,000	2,007

		3,007

MONTANA 0.5%
Montana Facility Finance Authority Revenue Bonds, Series 2018
2.260% (MUNIPSA + 0.550%) due 08/15/2037 ~	1,050	1,045

NEBRASKA 0.7%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,098
Municipal Energy Agency of Nebraska Revenue Notes, Series 2016
5.000% due 04/01/2021	445	474

		1,572

NEW HAMPSHIRE 1.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005
1.720% due 07/01/2033	2,500	2,500

NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,691
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,058
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.984% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	999
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	2,250	2,431

		6,179

NEW YORK 6.5%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,362
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,052
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	952
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018
2.750% due 05/01/2050	1,750	1,755
New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	3,000	2,988
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,194
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,593

		13,896

NORTH CAROLINA 1.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, (AGM Insured), Series 2007
1.760% due 01/15/2044	2,500	2,500
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.974% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,495

		3,995

OHIO 6.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018
2.250% due 02/15/2048	1,500	1,500
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2021	1,250	1,329
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,461
5.000% due 11/15/2024	725	828
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	1,415	1,573
Ohio State General Obligation Bonds, Series 2003
1.650% due 02/01/2019	1,550	1,550
Ohio State Revenue Bonds, Series 2010
2.100% due 11/01/2035	2,000	2,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016
1.680% due 12/01/2036	2,335	2,335
University of Cincinnati, Ohio Revenue Notes, Series 2018
2.019% (0.67*US0001M + 0.340%) due 06/01/2020 ~	1,500	1,500

		14,076

PENNSYLVANIA 10.3%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
2.244% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,747

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	1,500	1,560
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,651
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,985
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
2.430% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.684% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,501
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
2.800% due 12/01/2033	2,750	2,758
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.310% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	2,989
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,569
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	1,700	1,727

		21,987

TEXAS 6.9%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,817
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
2.400% due 06/01/2030	2,500	2,516
Lower Colorado River Authority, Texas Revenue Notes, Series 2018
5.000% due 05/15/2021	1,000	1,070
North Texas Tollway Authority Revenue Notes, Series 2015
5.000% due 01/01/2024	675	762
North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2021	600	635
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	2,000	2,043
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,506
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018
2.750% due 02/01/2048	1,500	1,522
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,148
5.000% due 10/15/2024	500	579

		14,598

UTAH 1.0%
Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057	1,800	2,020

VIRGINIA 1.4%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	2,993

WASHINGTON 4.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.160% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,502
King County, Washington Sewer Revenue Bonds, Series 2012
2.600% due 01/01/2043	2,000	2,013
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
2.200% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,746
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,545

		8,806

WEST VIRGINIA 1.5%
Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	1,000	997
West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	2,250	2,235

		3,232

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2023	750	840

Total Municipal Bonds & Notes (Cost $189,250)		189,621

SHORT-TERM INSTRUMENTS 7.8%
COMMERCIAL PAPER 1.9%
JEA Electric System Revenue
2.100% due 01/03/2019	3,000	3,000

Private Colleges & Universities Authority
1.830% due 02/07/2019	1,000	1,000

		4,000

REPURCHASE AGREEMENTS (b) 0.2%		502

SHORT-TERM NOTES 5.7%
Commonwealth of Massachusetts General Obligation Notes, Series 2018
4.000% due 06/20/2019	3,000	3,031
County of Nassau NY
4.000% due 12/10/2019 (a)	3,000	3,057
County of Suffolk NY
5.000% due 07/24/2019	3,000	3,045
Texas State Revenue Notes, Series 2018
4.000% due 08/29/2019	3,000	3,043

		12,176

Total Short-Term Instruments (Cost $16,674)		16,678

Total Investments in Securities (Cost $205,924)		206,299

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	609,300	6,022

Total Short-Term Instruments (Cost $6,021)		6,022

Total Investments in Affiliates (Cost $6,021)		6,022

Total Investments 99.8% (Cost $211,945)		$212,321
Other Assets and Liabilities, net 0.2%		429

Net Assets 100.0%		$212,750

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$502	U.S. Treasury Notes 2.875% due 09/30/2023	$(516)	$502	$502

Total Repurchase Agreements						$(516)	$502	$502

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$7,521	$0	$7,521
Arizona	0	5,936	0	5,936
California	0	5,004	0	5,004
Colorado	0	6,715	0	6,715
Connecticut	0	11,487	0	11,487
District of Columbia	0	1,165	0	1,165
Florida	0	6,331	0	6,331
Georgia	0	12,523	0	12,523
Hawaii	0	2,500	0	2,500
Illinois	0	13,270	0	13,270
Indiana	0	1,853	0	1,853
Kentucky	0	1,323	0	1,323
Louisiana	0	831	0	831
Massachusetts	0	4,086	0	4,086
Michigan	0	6,997	0	6,997
Minnesota	0	1,333	0	1,333
Mississippi	0	3,007	0	3,007
Montana	0	1,045	0	1,045
Nebraska	0	1,572	0	1,572
New Hampshire	0	2,500	0	2,500
New Jersey	0	6,179	0	6,179
New York	0	13,896	0	13,896
North Carolina	0	3,995	0	3,995
Ohio	0	14,076	0	14,076
Pennsylvania	0	21,987	0	21,987
Texas	0	14,598	0	14,598
Utah	0	2,020	0	2,020
Virginia	0	2,993	0	2,993
Washington	0	8,806	0	8,806
West Virginia	0	3,232	0	3,232
Wisconsin	0	840	0	840
Short-Term Instruments
Commercial Paper	0	4,000	0	4,000
Repurchase Agreements	0	502	0	502
Short-Term Notes	0	12,176	0	12,176
	$0	$206,299	$0	$206,299

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,022	$0	$0	$6,022

Total Investments	$6,022	$206,299	$0	$212,321

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~	$600	$585
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	20,940	20,037
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~	44,200	43,832
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~	113,200	112,939
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	16,965	16,887

Total Loan Participations and Assignments (Cost $194,903)		194,280

CORPORATE BONDS & NOTES 57.7%
BANKING & FINANCE 27.6%
ABN AMRO Bank NV
3.261% (US0003M + 0.570%) due 08/27/2021 ~	18,600	18,501
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	16,400	16,142
2.750% due 09/16/2019	3,600	3,578
3.000% due 03/04/2019	25,400	25,389
AerCap Ireland Capital DAC
3.750% due 05/15/2019	50,506	50,507
4.250% due 07/01/2020	8,015	8,036
4.500% due 05/15/2021	3,500	3,512
4.625% due 10/30/2020	12,950	13,044
4.625% due 07/01/2022	2,350	2,360
5.000% due 10/01/2021	3,450	3,506
AIA Group Ltd.
2.250% due 03/11/2019	4,619	4,611
3.312% (US0003M + 0.520%) due 09/20/2021 ~	39,800	39,658
AIG Global Funding
3.277% (US0003M + 0.480%) due 07/02/2020 ~	5,887	5,885
3.282% (US0003M + 0.460%) due 06/25/2021 ~	4,000	3,971
Air Lease Corp.
2.125% due 01/15/2020	14,785	14,573
2.500% due 03/01/2021	6,700	6,535
2.750% due 01/15/2023	12,800	12,123
3.375% due 01/15/2019	37,844	37,841
3.500% due 01/15/2022	18,700	18,415
4.750% due 03/01/2020	2,561	2,597
Aircastle Ltd.
5.125% due 03/15/2021	5,378	5,468
5.500% due 02/15/2022	4,310	4,413
6.250% due 12/01/2019	947	970
7.625% due 04/15/2020	5,834	6,103
Allstate Corp.
3.233% (US0003M + 0.430%) due 03/29/2021 ~	5,000	4,947
Ally Financial, Inc.
3.500% due 01/27/2019	4,600	4,599
3.750% due 11/18/2019	5,750	5,743
4.125% due 03/30/2020	12,000	11,904
4.250% due 04/15/2021	1,700	1,675
7.500% due 09/15/2020	300	312
8.000% due 03/15/2020	3,500	3,631
Ambac Assurance Corp.
5.100% due 06/07/2020	1	1
Ambac LSNI LLC
7.803% due 02/12/2023	2	2
American International Group, Inc.
2.300% due 07/16/2019	2,100	2,092
American Tower Corp.
2.250% due 01/15/2022	13,118	12,563
2.800% due 06/01/2020	11,225	11,141
3.400% due 02/15/2019	11,890	11,897
5.050% due 09/01/2020	500	512
Aozora Bank Ltd.
2.750% due 03/09/2020	22,690	22,523
Assurant, Inc.
4.072% (US0003M + 1.250%) due 03/26/2021 ~	46,065	46,050

Athene Global Funding
2.750% due 04/20/2020		9,675	9,586
3.000% due 07/01/2022		2,000	1,955
3.609% (US0003M + 1.140%) due 04/20/2020 ~		50,805	51,108
4.000% due 01/25/2022		2,500	2,527
4.038% (US0003M + 1.230%) due 07/01/2022 ~		111,339	111,865
AvalonBay Communities, Inc.
2.866% (US0003M + 0.430%) due 01/15/2021 ~		13,300	13,208
Aviation Capital Group LLC
2.875% due 01/20/2022		10,080	9,760
3.190% (US0003M + 0.670%) due 07/30/2021 ~		18,553	18,415
3.688% (US0003M + 0.950%) due 06/01/2021 ~		16,900	16,877
7.125% due 10/15/2020		9,293	9,775
Axis Bank Ltd.
3.250% due 05/21/2020		42,350	41,852
Banco Santander Chile
3.290% (US0003M + 0.800%) due 07/25/2020 ~		10,000	10,033
3.907% (US0003M + 1.200%) due 11/28/2021 ~		19,200	19,366
Bank of America Corp.
3.499% due 05/17/2022 •		14,300	14,306
7.625% due 06/01/2019		800	814
Barclays PLC
2.750% due 11/08/2019		145,767	144,818
4.009% (US0003M + 1.380%) due 05/16/2024 ~		10,300	9,815
4.728% (US0003M + 2.110%) due 08/10/2021 ~		4,300	4,337
7.000% due 09/15/2019 •(e)	GBP	2,600	3,250
BGC Partners, Inc.
5.125% due 05/27/2021		$2,550	2,574
BOC Aviation Ltd.
2.375% due 09/15/2021		20,608	19,884
2.750% due 09/18/2022		38,500	37,076
3.000% due 03/30/2020		8,920	8,873
3.000% due 05/23/2022		12,427	12,103
3.609% (US0003M + 1.050%) due 05/02/2021 ~		60,065	60,342
3.875% due 05/09/2019		22,603	22,651
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,382
Cantor Fitzgerald LP
7.875% due 10/15/2019		17,045	17,550
Chiba Bank Ltd.
2.550% due 10/30/2019		3,300	3,266
2.750% due 07/29/2020		16,500	16,341
Citibank N.A.
3.061% (US0003M + 0.260%) due 09/18/2019 ~		6,620	6,611
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		2,605	2,721
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		20,800	20,389
3.818% (US0003M + 1.310%) due 10/26/2020 ~		30,100	30,327
4.047% (US0003M + 1.250%) due 07/01/2026 ~		3,800	3,714
4.183% (US0003M + 1.380%) due 03/30/2021 ~		34,700	34,944
CK Hutchison International Ltd.
2.250% due 09/29/2020		1,606	1,580
CNH Industrial Capital LLC
3.375% due 07/15/2019		56,019	55,613
3.875% due 10/15/2021		600	597
4.375% due 11/06/2020		2,300	2,318
Credit Suisse Group AG
4.016% (US0003M + 1.240%) due 06/12/2024 ~		20,900	20,600
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		4,950	4,918
4.735% (US0003M + 2.290%) due 04/16/2021 ~		57,300	58,944
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		1,000	993
Danske Bank A/S
1.650% due 09/06/2019		10,714	10,544
3.248% (US0003M + 0.510%) due 03/02/2020 ~		545	544
3.836% (US0003M + 1.060%) due 09/12/2023 ~		22,500	21,660
DBS Group Holdings Ltd.
3.110% (US0003M + 0.620%) due 07/25/2022 ~		17,300	17,322
Dexia Credit Local S.A.
2.500% due 01/25/2021		33,900	33,722
Discover Bank
7.000% due 04/15/2020		1,500	1,562
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		1,790	1,860
Eksportfinans ASA
3.418% (US0003M + 0.800%) due 11/10/2020 ~		49,200	49,268
Emirates NBD PJSC
4.059% (US0003M + 1.550%) due 01/26/2020 ~		13,750	13,873
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019		22,475	22,454
First Gulf Bank PJSC
2.625% due 02/24/2020		2,000	1,975
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		19,870	19,678

2.021% due 05/03/2019		27,488	27,379
2.262% due 03/28/2019		2,500	2,493
2.343% due 11/02/2020		7,700	7,410
2.681% due 01/09/2020		2,820	2,774
2.943% due 01/08/2019		17,559	17,559
2.989% (US0003M + 0.430%) due 11/02/2020 ~		3,375	3,282
3.408% (US0003M + 1.000%) due 01/09/2020 ~		12,123	12,001
3.448% due 08/12/2019 •		3,000	2,989
3.512% (US0003M + 0.930%) due 11/04/2019 ~		4,000	3,986
3.606% (US0003M + 0.830%) due 03/12/2019 ~		118,940	118,857
3.754% (US0003M + 0.930%) due 09/24/2020 ~		34,000	33,399
5.750% due 02/01/2021		1,400	1,429
General Electric Co.
3.800% due 06/18/2019		13,450	13,377
General Motors Financial Co., Inc.
2.350% due 10/04/2019		21,711	21,525
2.400% due 05/09/2019		13,670	13,620
2.450% due 11/06/2020		2,630	2,555
2.650% due 04/13/2020		5,655	5,569
3.132% (US0003M + 0.540%) due 11/06/2020 ~		1,442	1,416
3.150% due 01/15/2020		2,462	2,448
3.200% due 07/13/2020		700	691
3.258% (US0003M + 0.850%) due 04/09/2021 ~		19,127	18,698
3.366% (US0003M + 0.930%) due 04/13/2020 ~		10,952	10,886
3.500% due 07/10/2019		21,127	21,126
3.692% (US0003M + 1.100%) due 11/06/2021 ~		40,000	38,949
3.996% (US0003M + 1.560%) due 01/15/2020 ~		31,381	31,533
4.051% (US0003M + 1.450%) due 05/09/2019 ~		1,520	1,522
Goldman Sachs Group, Inc.
3.487% (US0003M + 1.000%) due 07/24/2023 ~		2,600	2,528
3.552% (US0003M + 0.730%) due 12/27/2020 ~		34,521	34,388
3.618% (US0003M + 1.110%) due 04/26/2022 ~		9,926	9,819
3.786% (US0003M + 1.170%) due 11/15/2021 ~		4,831	4,822
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022		5,715	6,080
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020		4,200	4,136
2.400% due 09/15/2019		1,242	1,232
3.146% (US0003M + 0.500%) due 05/21/2020 ~		15,000	14,981
3.647% (US0003M + 0.940%) due 03/02/2021 ~		51,100	51,058
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		5,000	4,927
3.426% (US0003M + 0.650%) due 09/11/2021 ~		81,650	80,601
3.640% (US0003M + 1.000%) due 05/18/2024 ~		38,800	37,812
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022		13,201	13,642
5.750% due 09/11/2019		4,516	4,600
7.625% due 04/09/2019		25,743	26,061
Hyundai Capital Services, Inc.
2.625% due 09/29/2020		1,363	1,340
ICICI Bank Ltd.
3.125% due 08/12/2020		14,200	14,029
3.500% due 03/18/2020		3,900	3,886
4.800% due 05/22/2019		23,043	23,138
5.750% due 11/16/2020		2,290	2,359
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		27,676	27,696
ING Bank NV
2.450% due 03/16/2020		4,000	3,962
International Lease Finance Corp.
5.875% due 04/01/2019		27,882	27,998
5.875% due 08/15/2022		1,200	1,258
6.250% due 05/15/2019		42,470	42,850
8.250% due 12/15/2020		18,631	20,048
Intesa Sanpaolo SpA
3.875% due 01/15/2019		45,741	45,733
Itau CorpBanca
3.875% due 09/22/2019		27,750	27,885
Jackson National Life Global Funding
3.251% (US0003M + 0.480%) due 06/11/2021 ~		2,600	2,585
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		2,500	2,416
3.411% (US0003M + 0.610%) due 06/18/2022 ~		87,000	86,086
Kasikornbank PCL
3.500% due 10/25/2019		22,835	22,869
LeasePlan Corp. NV
2.875% due 01/22/2019		67,050	67,026
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	1,995
Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~		$1,308	1,295
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		10,000	9,464
3.100% due 07/06/2021		8,000	7,852
3.590% (US0003M + 0.800%) due 06/21/2021 ~		47,100	46,653
7.000% due 06/27/2019 •(e)	GBP	24,950	31,875

Macquarie Bank Ltd.
2.600% due 06/24/2019	$39,215	39,101
3.629% (US0003M + 1.120%) due 07/29/2020 ~	15,500	15,586
Macquarie Group Ltd.
3.727% (US0003M + 1.020%) due 11/28/2023 ~	30,800	30,212
4.172% (US0003M + 1.350%) due 03/27/2024 ~	18,000	17,634
6.000% due 01/14/2020	1,200	1,232
7.625% due 08/13/2019	39,479	40,508
Manufacturers & Traders Trust Co.
3.721% (US0001M + 1.215%) due 12/28/2020 ~	11,419	11,422
Mitsubishi UFJ Financial Group, Inc.
3.280% (US0003M + 0.790%) due 07/25/2022 ~	71,853	71,063
3.368% (US0003M + 0.860%) due 07/26/2023 ~	20,000	19,786
3.478% (US0003M + 0.740%) due 03/02/2023 ~	32,100	31,586
3.609% (US0003M + 0.920%) due 02/22/2022 ~	26,690	26,529
3.839% (US0003M + 1.060%) due 09/13/2021 ~	17,346	17,383
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	16,265	15,617
2.500% due 03/09/2020	17,425	17,243
2.652% due 09/19/2022	21,960	21,058
2.750% due 10/21/2020	22,066	21,675
3.252% (US0003M + 0.775%) due 07/23/2019 ~	8,375	8,388
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	2,600	2,586
Mizuho Bank Ltd.
2.650% due 09/25/2019	15,219	15,168
Mizuho Financial Group, Inc.
3.647% (US0003M + 0.940%) due 02/28/2022 ~	34,846	34,845
3.651% (US0003M + 0.880%) due 09/11/2022 ~	98,025	97,404
3.905% (US0003M + 1.480%) due 04/12/2021 ~	18,050	18,269
3.919% (US0003M + 1.140%) due 09/13/2021 ~	1,700	1,707
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~	64,150	63,452
3.399% (US0003M + 0.930%) due 07/22/2022 ~	19,583	19,318
3.414% (US0003M + 0.800%) due 02/14/2020 ~	47,266	47,268
3.768% (US0003M + 0.980%) due 06/16/2020 ~	600	603
5.500% due 01/26/2020	16,936	17,323
7.300% due 05/13/2019	11,586	11,763
MUFG Bank Ltd.
2.350% due 09/08/2019	23,455	23,322
Natwest Markets PLC
5.625% due 08/24/2020	12,515	12,925
Navient Corp.
4.875% due 06/17/2019	11,591	11,555
5.000% due 10/26/2020	2,300	2,208
5.875% due 03/25/2021	27,060	26,011
6.625% due 07/26/2021	7,700	7,450
8.000% due 03/25/2020	14,708	14,982
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	1,191	1,173
2.125% due 03/03/2020	2,508	2,467
2.150% due 07/13/2020	16,635	16,237
2.150% due 09/28/2020	4,040	3,926
2.826% (US0003M + 0.390%) due 07/13/2020 ~	3,000	2,978
3.016% (US0003M + 0.580%) due 01/13/2020 ~	5,283	5,272
3.086% (US0003M + 0.650%) due 07/13/2022 ~	17,726	17,234
3.203% due 09/28/2020 ~	3,000	2,967
3.203% (US0003M + 0.390%) due 09/28/2020 ~	3,158	3,124
3.299% due 09/13/2019 •	12,450	12,421
3.299% (US0003M + 0.520%) due 09/13/2019 •	4,900	4,889
3.308% (US0003M + 0.520%) due 03/15/2021 ~	16,455	16,208
3.308% (US0003M + 0.520%) due 03/15/2021 ~	1,944	1,915
3.326% (US0003M + 0.890%) due 01/13/2022 ~	56,000	55,050
3.420% (US0003M + 0.630%) due 09/21/2021 ~	500	490
3.420% (US0003M + 0.630%) due 09/21/2021 ~	10,553	10,349
3.503% due 09/28/2022 •	33,049	32,036
Nomura Holdings, Inc.
6.700% due 03/04/2020	2,800	2,909
Nordea Bank Abp
3.647% (US0003M + 0.940%) due 08/30/2023 ~	10,300	10,193
NTT Finance Corp.
3.333% (US0003M + 0.530%) due 06/29/2020 ~	17,100	17,141
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	3,600	3,663
ORIX Corp.
2.650% due 04/13/2021	25,550	24,932
2.900% due 07/18/2022	16,437	16,068
2.950% due 07/23/2020	9,770	9,685
3.200% due 01/19/2022	26,500	26,138
Protective Life Global Funding
3.333% (US0003M + 0.520%) due 06/28/2021 ~	23,300	23,124
Qatari Diar Finance Co.
5.000% due 07/21/2020	14,000	14,291
QNB Finance Ltd.
2.875% due 04/29/2020	8,160	8,063
3.939% (US0003M + 1.350%) due 02/07/2020 ~	3,200	3,220

3.968% (US0003M + 1.350%) due 02/12/2020 ~		9,000	9,055
4.015% (US0003M + 1.570%) due 07/18/2021 ~		29,200	29,381
4.057% (US0003M + 1.350%) due 05/31/2021 ~		19,054	19,216
4.068% (US0003M + 1.450%) due 08/11/2021 ~		14,400	14,364
4.497% (US0003M + 1.700%) due 04/01/2019 ~		3,000	3,020
Reliance Standard Life Global Funding
2.500% due 01/15/2020		3,075	3,046
Royal Bank of Scotland Group PLC
4.086% (US0003M + 1.470%) due 05/15/2023 ~		120,856	117,306
4.372% (US0003M + 1.550%) due 06/25/2024 ~		11,000	10,517
6.400% due 10/21/2019		39,731	40,569
Santander Holdings USA, Inc.
2.650% due 04/17/2020		16,050	15,845
Santander UK Group Holdings PLC
2.875% due 10/16/2020		24,975	24,589
3.373% due 01/05/2024 •		14,400	13,675
Santander UK PLC
2.350% due 09/10/2019		28,489	28,276
2.375% due 03/16/2020		32,235	31,885
3.358% (US0003M + 0.620%) due 06/01/2021 ~		27,610	27,315
SBA Tower Trust
3.156% due 10/10/2045		1,800	1,784
Senior Housing Properties Trust
3.250% due 05/01/2019		14,034	13,965
Siam Commercial Bank PCL
3.500% due 04/07/2019		12,260	12,273
Sinochem Offshore Capital Co. Ltd.
3.250% due 04/29/2019		11,795	11,788
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		26,218	26,623
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~		26,800	26,646
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,900	12,560
3.000% due 07/15/2022		8,800	8,541
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,206
8.250% due 12/15/2020		1,050	1,089
Standard Chartered PLC
2.100% due 08/19/2019		41,791	41,434
2.250% due 04/17/2020		9,500	9,343
2.400% due 09/08/2019		22,507	22,384
3.770% (US0003M + 1.130%) due 08/19/2019 ~		29,868	29,997
Starwood Property Trust, Inc.
3.625% due 02/01/2021		3,700	3,570
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~		103,838	103,969
3.622% due 04/17/2019		19,031	19,055
Sumitomo Mitsui Banking Corp.
2.799% (US0003M + 0.350%) due 01/17/2020 ~		1,011	1,010
2.806% (US0003M + 0.370%) due 10/16/2020 ~		15,000	14,904
Sumitomo Mitsui Financial Group, Inc.
3.185% (US0003M + 0.740%) due 10/18/2022 ~		6,198	6,145
3.205% (US0003M + 0.780%) due 07/12/2022 ~		50,225	49,958
3.363% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	14,463
3.546% (US0003M + 1.110%) due 07/14/2021 ~		$3,844	3,874
3.590% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,713
4.447% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,631
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		4,555	4,515
2.050% due 10/18/2019		20,750	20,572
3.244% (US0003M + 0.440%) due 09/19/2019 ~		11,300	11,306
3.355% (US0003M + 0.910%) due 10/18/2019 ~		7,900	7,933
Suncorp-Metway Ltd.
2.100% due 05/03/2019		9,855	9,822
Svenska Handelsbanken AB
3.159% (US0003M + 0.470%) due 05/24/2021 ~		12,200	12,094
Synchrony Financial
2.600% due 01/15/2019		109,318	109,282
3.000% due 08/15/2019		74,568	74,088
3.812% (US0003M + 1.230%) due 02/03/2020 ~		21,005	20,992
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •		48,900	48,381
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		30,100	29,483
4.216% due 04/14/2021 •		65,900	66,978
4.264% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,003
Unibail-Rodamco SE
3.206% (US0003M + 0.770%) due 04/16/2019 ~		62,100	62,216
Ventas Realty LP
3.125% due 06/15/2023		3,900	3,805
VEREIT Operating Partnership LP
3.000% due 02/06/2019		50,297	50,268
WEA Finance LLC
2.700% due 09/17/2019		12,335	12,282

Weyerhaeuser Co.
7.375% due 10/01/2019	4,335	4,455

		5,423,032

INDUSTRIALS 23.0%
21st Century Fox America, Inc.
6.900% due 03/01/2019	1,547	1,556
Alimentation Couche-Tard, Inc.
3.279% (US0003M + 0.500%) due 12/13/2019 ~	6,807	6,790
Allergan Funding SCS
3.000% due 03/12/2020	13,509	13,459
4.031% (US0003M + 1.255%) due 03/12/2020 ~	90,658	90,949
Anadarko Petroleum Corp.
8.700% due 03/15/2019	3,500	3,536
Andeavor Logistics LP
5.500% due 10/15/2019	34,986	35,285
6.375% due 05/01/2024	2,315	2,399
Anthem, Inc.
2.250% due 08/15/2019	12,000	11,938
AP Moller - Maersk A/S
4.888% (US0003M + 2.100%) due 03/16/2021 ~	3,000	3,057
Aptiv PLC
3.150% due 11/19/2020	700	695
AstraZeneca PLC
3.305% (US0003M + 0.665%) due 08/17/2023 ~	15,300	14,921
AutoNation, Inc.
5.500% due 02/01/2020	3,480	3,557
BAT Capital Corp.
2.297% due 08/14/2020	24,500	23,926
2.764% due 08/15/2022	1,100	1,040
3.204% due 08/14/2020 •	43,400	42,982
3.496% (US0003M + 0.880%) due 08/15/2022 ~	77,386	75,937
BAT International Finance PLC
1.625% due 09/09/2019	5,804	5,728
2.750% due 06/15/2020	4,800	4,717
Bayer U.S. Finance LLC
2.125% due 07/15/2019	12,829	12,730
2.375% due 10/08/2019	35,548	35,271
3.452% (US0003M + 0.630%) due 06/25/2021 ~	15,700	15,496
3.500% due 06/25/2021	1,100	1,093
3.798% (US0003M + 1.010%) due 12/15/2023 ~	46,300	44,304
Becton Dickinson and Co.
2.133% due 06/06/2019	27,933	27,773
2.675% due 12/15/2019	6,354	6,295
BMW U.S. Capital LLC
2.788% (US0003M + 0.380%) due 04/06/2020 ~	3,000	2,985
3.118% (US0003M + 0.500%) due 08/13/2021 ~	61,415	60,854
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,584
6.000% due 01/15/2020	5,400	5,537
Broadcom Corp.
2.200% due 01/15/2021	2,030	1,963
2.375% due 01/15/2020	142,391	140,633
2.650% due 01/15/2023	800	745
3.000% due 01/15/2022	8,116	7,810
Campbell Soup Co.
3.418% (US0003M + 0.630%) due 03/15/2021 ~	1,280	1,256
Cardinal Health, Inc.
3.558% (US0003M + 0.770%) due 06/15/2022 ~	5,544	5,486
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,120	4,220
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	14,950	14,817
2.091% due 09/14/2021	2,100	2,033
2.170% due 08/05/2019	45,200	44,991
2.241% due 02/16/2021	8,450	8,263
2.293% due 04/23/2021	16,928	16,540
2.381% due 09/17/2020	9,700	9,541
3.076% (US0003M + 0.460%) due 02/15/2022 ~	24,600	24,346
3.119% (US0003M + 0.560%) due 11/02/2021 ~	114,500	113,706
3.122% (US0003M + 0.540%) due 08/04/2020 ~	28,000	27,944
3.547% (US0003M + 1.070%) due 04/23/2021 ~	16,900	17,029
3.548% (US0003M + 0.810%) due 03/03/2022 •	37,880	37,872
3.628% (US0003M + 0.850%) due 09/14/2021 ~	62,400	62,589
Charter Communications Operating LLC
3.579% due 07/23/2020	47,189	47,148
4.191% (US0003M + 1.650%) due 02/01/2024 ~	74,100	72,904
4.464% due 07/23/2022	25,700	25,966
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	4,250	4,223
3.326% (US0003M + 0.890%) due 07/15/2023 ~	49,000	48,283
3.438% (US0003M + 0.650%) due 09/17/2021 ~	53,700	52,962

CNPC General Capital Ltd.
2.700% due 11/25/2019	8,025	7,991
2.750% due 05/14/2019	25,696	25,683
CNPC HK Overseas Capital Ltd.
4.500% due 04/28/2021	1,400	1,434
Comcast Corp.
3.237% (US0003M + 0.440%) due 10/01/2021 ~	34,359	34,046
Conagra Brands, Inc.
2.908% (US0003M + 0.500%) due 10/09/2020 ~	2,680	2,651
3.219% (US0003M + 0.750%) due 10/22/2020 ~	9,300	9,276
4.600% due 11/01/2025	2,700	2,714
Constellation Brands, Inc.
3.209% (US0003M + 0.700%) due 11/15/2021 ~	17,045	16,848
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	2,889	2,921
6.545% due 08/02/2020	1,244	1,247
7.250% due 05/10/2021	3,230	3,318
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	6,900	6,909
CRH America, Inc.
5.750% due 01/15/2021	900	929
CVS Health Corp.
3.125% due 03/09/2020	35,400	35,336
3.350% due 03/09/2021	500	499
3.487% (US0003M + 0.720%) due 03/09/2021 ~	1,894	1,879
D.R. Horton, Inc.
3.750% due 03/01/2019	26,940	26,939
4.375% due 09/15/2022	4,500	4,556
DAE Funding LLC
4.000% due 08/01/2020	4,100	4,008
Daimler Finance North America LLC
2.250% due 07/31/2019	1,255	1,246
2.250% due 03/02/2020	5,500	5,427
2.300% due 01/06/2020	1,300	1,286
2.450% due 05/18/2020	20,995	20,747
2.972% (US0003M + 0.390%) due 05/04/2020 ~	41,920	41,695
3.038% (US0003M + 0.630%) due 01/06/2020 ~	2,075	2,074
3.048% (US0003M + 0.430%) due 02/12/2021 ~	7,000	6,928
3.112% (US0003M + 0.530%) due 05/05/2020 ~	7,100	7,077
3.127% (US0003M + 0.450%) due 02/22/2021 ~	2,360	2,332
3.132% (US0003M + 0.550%) due 05/04/2021 ~	54,300	53,834
3.132% (US0003M + 0.550%) due 05/04/2021 ~	900	892
3.422% (US0003M + 0.840%) due 05/04/2023 ~	19,800	19,607
Danone S.A.
1.691% due 10/30/2019	2,205	2,175
Dell International LLC
3.480% due 06/01/2019	149,060	148,635
4.420% due 06/15/2021	7,300	7,297
5.450% due 06/15/2023	5,200	5,296
Dell, Inc.
5.875% due 06/15/2019	1,200	1,209
Delta Air Lines, Inc.
2.600% due 12/04/2020	2,800	2,754
2.875% due 03/13/2020	21,700	21,559
3.400% due 04/19/2021	4,400	4,366
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	13,000	12,828
6.000% due 07/08/2019	12,563	12,736
Discovery Communications LLC
2.200% due 09/20/2019	17,185	17,008
2.750% due 11/15/2019	5,557	5,502
2.800% due 06/15/2020	4,700	4,651
3.502% (US0003M + 0.710%) due 09/20/2019 ~	12,047	12,038
5.625% due 08/15/2019	3,565	3,612
DISH DBS Corp.
5.125% due 05/01/2020	1,100	1,089
7.875% due 09/01/2019	4,600	4,705
Dolphin Energy Ltd. LLC
5.888% due 06/15/2019	52	53
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,050	2,035
3.388% (US0003M + 0.600%) due 06/15/2021 ~	19,800	19,752
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	26,100	25,933
DXC Technology Co.
2.875% due 03/27/2020	1,115	1,106
3.688% (US0003M + 0.950%) due 03/01/2021 ~	18,067	18,053
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	1,600	1,601
eBay, Inc.
3.021% (US0003M + 0.480%) due 08/01/2019 ~	50,279	50,246
EMC Corp.
2.650% due 06/01/2020	23,100	22,190
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~	68,893	68,676
Encana Corp.
6.500% due 05/15/2019	13,701	13,843

Energy Transfer Operating LP
9.000% due 04/15/2019	9,978	10,147
9.700% due 03/15/2019	4,618	4,673
Energy Transfer Partners LP
5.750% due 09/01/2020	1,100	1,129
Enterprise Products Operating LLC
6.500% due 01/31/2019	16,496	16,533
EQT Corp.
3.567% (US0003M + 0.770%) due 10/01/2020 ~	23,497	22,896
8.125% due 06/01/2019	38,729	39,390
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~	32,635	32,276
ERAC USA Finance LLC
2.350% due 10/15/2019	1,910	1,897
2.600% due 12/01/2021	100	97
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023	2,563	2,655
Flex Ltd.
4.625% due 02/15/2020	2,000	2,010
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	2,279	2,282
5.625% due 07/31/2019	35,290	35,693
5.750% due 02/15/2021	1,995	2,056
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	21,700	21,485
General Electric Co.
2.100% due 12/11/2019	1,259	1,237
3.028% (US0003M + 0.620%) due 01/09/2020 ~	464	457
3.141% (US0003M + 0.370%) due 06/11/2019 ~	4,000	3,981
3.236% (US0003M + 0.800%) due 04/15/2020 ~	260	255
5.000% due 01/21/2021 •(e)	127,418	97,634
6.000% due 08/07/2019	19,072	19,280
General Mills, Inc.
3.459% (US0003M + 1.010%) due 10/17/2023 ~	9,700	9,481
6.610% due 10/15/2022	19,500	20,606
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~	19,030	18,842
Goodrich Corp.
4.875% due 03/01/2020	7,267	7,381
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	10,000	9,973
3.166% due 02/27/2019 ~	30,000	29,996
HCA, Inc.
4.250% due 10/15/2019	4,578	4,575
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	8,771	8,674
3.059% (US0003M + 0.720%) due 10/05/2021 ~	34,300	34,015
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	31,930	32,708
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	1,610	1,627
Hyundai Capital America
1.750% due 09/27/2019	26,070	25,743
2.000% due 07/01/2019	7,045	7,001
2.500% due 03/18/2019	22,100	22,065
2.550% due 02/06/2019	10,682	10,676
2.550% due 04/03/2020	7,704	7,608
2.600% due 03/19/2020	21,530	21,259
2.750% due 09/18/2020	1,229	1,210
3.000% due 10/30/2020	1,820	1,800
3.348% due 07/08/2021 •	16,300	16,258
3.348% (US0003M + 0.940%) due 07/08/2021 ~	7,984	7,964
3.596% (US0003M + 0.820%) due 03/12/2021 ~	20,263	20,109
3.601% due 09/18/2020 •	35,600	35,462
3.608% (US0003M + 0.800%) due 04/03/2020 ~	4,270	4,255
Imperial Brands Finance PLC
2.950% due 07/21/2020	40,475	39,879
Incitec Pivot Finance LLC
6.000% due 12/10/2019	26,510	27,102
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	7,300	7,311
3.750% due 10/01/2021	6,800	6,845
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	17,339	17,330
9.000% due 02/01/2019	4,090	4,108
Kinder Morgan, Inc.
3.050% due 12/01/2019	7,979	7,935
KLA-Tencor Corp.
3.375% due 11/01/2019	6,500	6,492
Kraft Heinz Foods Co.
3.021% (US0003M + 0.420%) due 08/09/2019 ~	2,000	1,995
3.188% (US0003M + 0.570%) due 02/10/2021 ~	33,509	33,241
LyondellBasell Industries NV
5.000% due 04/15/2019	3,977	3,981
Marriott International, Inc.
3.229% (US0003M + 0.600%) due 12/01/2020 ~	26,200	26,144

Martin Marietta Materials, Inc.
3.327% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,288
Masco Corp.
3.500% due 04/01/2021	1,850	1,842
7.125% due 03/15/2020	437	457
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	32,950	32,735
MGM Resorts International
6.750% due 10/01/2020	1,900	1,957
8.625% due 02/01/2019	13,300	13,383
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019	40,437	40,401
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020	4,800	4,785
Molson Coors Brewing Co.
1.450% due 07/15/2019	7,955	7,875
1.900% due 03/15/2019	4,780	4,767
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	8,895	8,773
Mylan NV
2.500% due 06/07/2019	27,020	26,896
3.150% due 06/15/2021	3,400	3,331
3.750% due 12/15/2020	5,695	5,694
NBCUniversal Enterprise, Inc.
3.197% (US0003M + 0.400%) due 04/01/2021 ~	8,180	8,103
Nexen Energy ULC
6.200% due 07/30/2019	11,031	11,224
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	98	97
Oil India Ltd.
3.875% due 04/17/2019	17,690	17,723
ONGC Videsh Ltd.
3.250% due 07/15/2019	15,940	15,936
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	8,900	9,088
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	11,140	11,284
Panhandle Eastern Pipe Line Co. LP
8.125% due 06/01/2019	6,387	6,508
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	4,100	3,957
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	11,332	11,280
3.050% due 01/09/2020	8,546	8,511
3.200% due 07/15/2020	2,300	2,289
3.300% due 04/01/2021	1,300	1,292
3.375% due 02/01/2022	1,100	1,088
Petroleos Mexicanos
3.125% due 01/23/2019	305	305
8.000% due 05/03/2019	49,500	50,168
Petronas Capital Ltd.
5.250% due 08/12/2019	74,831	75,805
Phillips 66
3.289% (US0003M + 0.600%) due 02/26/2021 ~	22,005	21,766
Pioneer Natural Resources Co.
7.500% due 01/15/2020	200	208
QUALCOMM, Inc.
2.600% due 01/30/2023	5,691	5,479
3.250% (US0003M + 0.730%) due 01/30/2023 ~	5,373	5,346
QVC, Inc.
3.125% due 04/01/2019	11,191	11,166
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	14,025	14,292
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~	9,915	9,747
Reynolds American, Inc.
3.250% due 06/12/2020	7,173	7,130
4.000% due 06/12/2022	10,500	10,395
8.125% due 06/23/2019	12,907	13,169
Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,422	2,434
6.000% due 01/15/2019	2,400	2,402
Rockwell Collins, Inc.
5.250% due 07/15/2019	13,000	13,141
Ryder System, Inc.
3.500% due 06/01/2021	3,400	3,406
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	3,200	3,374
6.250% due 03/15/2022	3,500	3,683
SES Global Americas Holdings GP
2.500% due 03/25/2019	33,758	33,678
Shanghai Electric Group Global Investment Ltd.
3.000% due 08/14/2019	7,780	7,759
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	213,691	210,737

Southern Co.
2.750% due 06/15/2020		3,715	3,675
3.104% (US0003M + 0.490%) due 02/14/2020 ~		53,200	53,118
3.503% (US0003M + 0.700%) due 09/30/2020 ~		20,200	20,145
Southwest Airlines Co.
2.750% due 11/06/2019		12,140	12,097
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		12,826	12,749
Spirit AeroSystems, Inc.
3.588% (US0003M + 0.800%) due 06/15/2021 ~		17,300	17,169
Suntory Holdings Ltd.
2.550% due 09/29/2019		2,110	2,096
Syngenta Finance NV
3.698% due 04/24/2020		21,530	21,378
3.933% due 04/23/2021		8,400	8,289
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022		10,700	10,314
3.800% due 11/26/2020		10,600	10,667
4.000% due 11/26/2021		14,600	14,808
Telefonica Emisiones S.A.
5.134% due 04/27/2020		17,240	17,599
5.877% due 07/15/2019		43,169	43,692
Tencent Holdings Ltd.
2.875% due 02/11/2020		1,000	996
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		12,900	12,230
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		35,991	35,523
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		22,100	21,916
Time Warner Cable LLC
5.000% due 02/01/2020		13,420	13,610
8.250% due 04/01/2019		48,341	48,887
8.750% due 02/14/2019		5,500	5,531
Toyota Industries Corp.
1.911% due 08/03/2020 (f)		600	601
Tyson Foods, Inc.
2.650% due 08/15/2019		22,345	22,233
3.096% (US0003M + 0.450%) due 08/21/2020 ~		6,031	5,954
3.288% (US0003M + 0.550%) due 06/02/2020 ~		4,000	3,979
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		41,951	41,809
VMware, Inc.
2.300% due 08/21/2020		23,520	23,042
2.950% due 08/21/2022		5,400	5,151
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020		2,200	2,166
2.450% due 11/20/2019		16,500	16,346
3.388% (US0003M + 0.770%) due 11/13/2020 ~		24,180	24,025
3.558% (US0003M + 0.940%) due 11/12/2021 ~		35,000	34,672
Vulcan Materials Co.
3.388% (US0003M + 0.600%) due 06/15/2020 ~		10,051	9,990
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~		33,250	33,140
Woodside Finance Ltd.
4.600% due 05/10/2021		39,656	40,146
Xerox Corp.
2.750% due 03/15/2019		9,578	9,531
ZF North America Capital, Inc.
4.000% due 04/29/2020		7,019	6,988
4.500% due 04/29/2022		950	929
Zimmer Biomet Holdings, Inc.
3.554% (US0003M + 0.750%) due 03/19/2021 ~		15,930	15,786
Zoetis, Inc.
3.085% (US0003M + 0.440%) due 08/20/2021 ~		21,700	21,549

			4,527,335

SPECIALTY FINANCE 1.7%
CIMIC Group Ltd.
1.000% due 01/07/2019 (f)	AUD	29,060	20,463
1.000% due 02/25/2019 (f)		20,968	14,694
1.000% due 02/25/2019 (f)		$4,429	4,401
1.000% due 04/04/2019 (f)	AUD	42,352	29,534
1.000% due 04/04/2019 (f)		$27,026	26,727
1.000% due 04/09/2019 (f)	AUD	17,173	11,978
1.000% due 05/02/2019 (f)		$62,577	61,653
1.000% due 06/20/2019 (f)		2,300	2,253
1.000% due 07/18/2019 (f)		9,000	8,784
1.000% due 07/18/2019 (f)	AUD	8,100	5,581
1.000% due 08/15/2019 (f)		27,651	19,018
1.000% due 08/29/2019 (f)		$10,000	9,710
1.000% due 09/12/2019		4,500	4,369
3.906% due 05/30/2019 (f)		5,000	4,910
3.906% due 06/06/2019 (f)		14,000	13,737
4.120% due 07/01/2019 (f)		8,600	8,412

Lloyds Banking Group PLC
3.000% due 02/04/2019 (f)	28,093	28,070
3.536% due 09/04/2019 (f)	22,467	22,407
3.536% due 09/02/2020 (f)	22,467	22,315
3.536% due 09/02/2021 (f)	22,467	22,227

		341,243

UTILITIES 5.4%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	48,379	48,237
3.488% (US0003M + 0.750%) due 06/01/2021 ~	49,800	49,499
3.504% (US0003M + 0.890%) due 02/15/2023 ~	51,826	50,930
3.956% (US0003M + 1.180%) due 06/12/2024 ~	40,100	38,925
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	5,200	5,171
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	15,510	15,395
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	38,704	38,359
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	72,400	72,080
Duke Energy Kentucky, Inc.
4.650% due 10/01/2019	2,000	2,021
Edison International
2.125% due 04/15/2020	750	730
Emera U.S. Finance LP
2.150% due 06/15/2019	9,696	9,618
Enable Midstream Partners LP
2.400% due 05/15/2019	15,813	15,725
Entergy Corp.
5.125% due 09/15/2020	1,901	1,941
Entergy Texas, Inc.
7.125% due 02/01/2019	2,527	2,534
Exelon Corp.
2.850% due 06/15/2020	300	298
Exelon Generation Co. LLC
2.950% due 01/15/2020	3,180	3,165
5.200% due 10/01/2019	1,488	1,507
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,309	3,341
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,900	1,899
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	5,939	5,945
9.375% due 01/28/2020	50,852	54,016
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	5,000	4,989
KT Corp.
2.625% due 04/22/2019	11,100	11,089
Majapahit Holding BV
7.750% due 01/20/2020	7,500	7,817
8.000% due 08/07/2019	2,400	2,469
Mississippi Power Co.
3.472% (US0003M + 0.650%) due 03/27/2020 ~	15,500	15,477
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	2,000	1,998
3.107% (US0003M + 0.400%) due 08/21/2020 ~	69,400	69,331
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	2,800	2,827
Pennsylvania Electric Co.
5.200% due 04/01/2020	4,950	5,075
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	13,830	13,756
Plains All American Pipeline LP
2.600% due 12/15/2019	21,712	21,397
5.750% due 01/15/2020	9,046	9,216
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,917	1,942
Sempra Energy
2.686% (US0003M + 0.250%) due 07/15/2019 ~	26,100	26,025
2.936% (US0003M + 0.500%) due 01/15/2021 ~	1,678	1,650
3.238% (US0003M + 0.450%) due 03/15/2021 ~	9,851	9,653
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	30,232	29,932
2.125% due 05/03/2019	51,103	50,963
2.250% due 09/13/2020	9,345	9,177
2.375% due 04/12/2020	9,895	9,787
2.500% due 04/28/2020	66,988	66,172
2.750% due 04/10/2019	27,030	27,010
3.334% (US0003M + 0.920%) due 04/10/2019 ~	14,050	14,063
Southern Power Co.
1.950% due 12/15/2019	4,217	4,154
3.342% (US0003M + 0.550%) due 12/20/2020 ~	57,075	56,387

Sprint Capital Corp.
6.900% due 05/01/2019	1,800	1,816
Sprint Communications, Inc.
7.000% due 03/01/2020	300	308
7.000% due 08/15/2020	900	924
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	1,700	1,678
2.750% due 05/07/2019	15,418	15,403
Telecom Italia Capital S.A.
7.175% due 06/18/2019	2,675	2,700
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	56,331	54,666
3.788% (US0003M + 1.000%) due 03/16/2022 ~	32,600	32,650
Vodafone Group PLC
3.426% (US0003M + 0.990%) due 01/16/2024 ~	39,112	38,179
WGL Holdings, Inc.
3.106% (US0003M + 0.400%) due 11/29/2019 ~	700	700
3.326% (US0003M + 0.550%) due 03/12/2020 ~	17,100	16,994

		1,059,710

Total Corporate Bonds & Notes (Cost $11,460,815)		11,351,320

MUNICIPAL BONDS & NOTES 0.5%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.589% due 11/25/2043 •	3,094	3,103

CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	21,714	21,690
California State General Obligation Bonds, Series 2017
3.127% (US0001M + 0.780%) due 04/01/2047 ~	50,810	51,098

		72,788

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.729% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,551

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	502

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.620% (US0003M + 0.130%) due 10/25/2036 ~	3,164	3,130

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.738% (0.67*US0003M + 0.870%) due 09/15/2027 ~	1,620	1,605

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	17,665	17,982

Total Municipal Bonds & Notes (Cost $99,962)		100,661

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
2.268% due 05/01/2021 - 04/01/2029 •	14	14
2.375% due 12/25/2036 - 07/25/2037 •	431	424
2.626% due 03/25/2034 •	17	17
2.636% due 03/25/2036 •	56	56
2.649% due 12/25/2044 •	14,628	14,632
2.656% due 08/25/2034 •	108	106
2.665% due 09/25/2042 •	251	249
2.699% due 07/25/2044 •	6,667	6,658
2.706% due 02/25/2037 •	621	617
2.749% due 07/25/2046 •	24,720	24,687
2.799% due 03/25/2046 •	6,250	6,247
2.806% due 12/25/2028 •	290	292
2.826% due 06/25/2036 •	119	119
2.846% due 11/25/2036 •	96	96
2.855% due 03/17/2032 - 05/18/2032 •	565	569
2.856% due 04/25/2036 - 03/25/2044 •	344	344
2.876% due 03/25/2036 •	61	61
2.905% due 09/17/2027 •	2	2
2.906% due 06/25/2032 - 09/25/2032 •	48	49

2.936% due 07/25/2036 •	38	38
2.955% due 07/18/2027 - 05/18/2032 •	88	88
2.956% due 08/25/2021 - 06/25/2042 •	1,490	1,497
3.000% due 05/25/2028 - 06/25/2028 (a)	47,765	3,962
3.006% due 02/25/2022 - 04/25/2042 •	255	256
3.046% due 07/25/2037 •	208	209
3.056% due 09/25/2041 •	1,738	1,757
3.106% due 08/25/2022 •	1	1
3.136% due 04/25/2031 •	74	75
3.156% due 12/25/2022 •	1	1
3.206% due 09/25/2022 •	1	1
3.253% due 06/01/2043 - 10/01/2044 •	2,362	2,350
3.276% due 06/25/2037 •	156	158
3.356% due 02/25/2023 - 07/25/2038 •	6	6
3.371% due 05/01/2036 •	889	911
3.406% due 04/25/2032 - 11/25/2049 •	24	25
3.500% due 10/01/2047 - 02/01/2048	494,685	495,065
3.506% due 11/25/2049 •	11	12
3.559% due 12/01/2036 •	10	10
3.656% due 09/25/2023 •	13	13
3.715% due 02/01/2033 •	2	2
3.726% due 10/25/2038 •	38	39
3.813% due 01/01/2032 •	162	164
3.820% due 12/01/2036 •	10	11
3.871% due 01/01/2036 •	86	91
3.909% due 03/01/2036 •	21	22
3.912% due 03/01/2036 •	23	24
3.954% due 01/01/2036 •	27	28
3.965% due 06/01/2033 •	10	10
3.978% due 05/01/2035 •	80	84
3.999% due 04/01/2029 •	3	3
4.000% due 10/01/2047 - 10/01/2048	443,705	452,754
4.033% due 05/01/2036 •	18	19
4.039% due 10/01/2035 •	15	15
4.053% due 08/01/2035 •	15	16
4.055% due 01/01/2036 •	21	22
4.079% due 01/01/2036 •	25	26
4.117% due 11/01/2035 •	40	41
4.165% due 02/01/2034 •	30	32
4.168% due 06/01/2035 •	10	10
4.175% due 09/01/2034 •	210	218
4.177% due 11/01/2024 •	5	5
4.198% due 07/01/2034 •	3	3
4.219% due 08/01/2029 •	297	305
4.229% due 05/01/2034 •	25	26
4.253% due 09/01/2035 •	16	17
4.254% due 07/01/2029 •	51	52
4.258% due 06/01/2035 •	111	118
4.273% due 06/01/2034 •	2	2
4.293% due 05/01/2038 •	1,925	2,018
4.303% due 05/01/2035 •	27	28
4.368% due 12/01/2040 •	42	44
4.438% due 09/01/2034 •	52	54
4.442% due 09/01/2034 •	16	17
4.445% due 07/01/2028 •	4	4
4.453% due 09/01/2034 •	8	9
4.468% due 07/01/2035 •	18	19
4.487% due 09/01/2035 •	6	6
4.490% due 11/01/2034 •	86	91
4.493% due 12/01/2035 •	23	23
4.585% due 10/01/2035 •	6	7
4.640% due 06/01/2036 •	8	8
4.643% due 10/01/2035 •	4	4
4.692% due 09/01/2035 •	7	7
4.775% due 11/01/2027 •	1	1
4.780% due 11/01/2035 •	43	44
6.500% due 10/25/2042 ~	198	220
8.209% due 06/25/2032 ~	9	9
Fannie Mae, TBA
4.000% due 02/01/2049	464,500	473,291
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	269	269
Federal Housing Administration
6.896% due 07/01/2020	14	14
Freddie Mac
1.258% due 08/25/2019 ~(a)	171,042	1,027
1.567% due 01/15/2038 ~(a)	19,318	1,035
2.355% due 12/25/2036 •	894	895
2.649% due 02/15/2038 •	20,573	20,626
2.705% due 07/15/2034 •	57	57
2.805% due 07/15/2036 •	328	329
2.855% due 01/15/2022 - 06/15/2031 •	54	54
2.905% due 12/15/2031 - 09/15/2041 •	946	950
2.935% due 11/15/2036 •	33	33
2.955% due 07/15/2039 - 02/15/2041 •	1,854	1,871
3.005% due 06/15/2031 •	133	134

3.055% due 06/15/2031 - 12/15/2037 •	212	214
3.155% due 03/15/2032 •	91	92
3.156% due 02/25/2045 •	877	872
3.205% due 03/15/2023 •	2	2
3.357% due 10/25/2044 •	2,371	2,386
3.455% due 11/15/2033 - 10/15/2049 •	146	149
4.178% due 04/01/2025 •	2	2
4.323% due 07/01/2033 •	16	17
4.425% due 08/01/2035 •	49	51
4.436% due 08/01/2035 •	12	12
4.450% due 05/01/2034 •	20	21
4.477% due 09/01/2035 •	76	79
4.523% due 08/01/2034 •	23	25
4.626% due 12/01/2035 •	10	10
4.685% due 11/01/2035 •	21	21
4.699% due 10/01/2033 •	10	11
5.000% due 08/15/2035	1,516	1,626
5.500% due 08/15/2030	1	1
6.500% due 07/25/2043	171	194
Ginnie Mae
2.855% due 02/16/2032 - 03/16/2032 •	115	114
2.864% due 04/20/2062 •	6,480	6,502
2.914% due 10/20/2065 •	4,453	4,477
2.994% due 11/20/2065 •	7,539	7,599
3.014% due 02/20/2062 •	28,542	28,748
3.084% due 10/20/2066 •	3,075	3,113
3.114% due 01/20/2066 - 06/20/2066 •	43,737	44,312
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2024 ~	2	2
3.125% due 11/20/2026 - 12/20/2033 •	294	304
3.164% due 04/20/2066 - 11/20/2066 •	12,369	12,569
3.247% due 04/20/2067 •	5,030	5,160
3.264% due 12/20/2066 •	3,329	3,393
3.314% due 03/20/2066 •	21,350	21,811
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	137	140
3.375% due 03/20/2029 - 03/20/2032 •	406	416
3.420% due 03/20/2031 •	82	82
3.455% due 08/16/2039 •	279	286
3.500% (H15T1Y + 1.500%) due 01/20/2022 ~	10	10
3.524% due 07/20/2067 •	4,946	5,093
3.625% (H15T1Y + 1.500%) due 05/20/2021 - 06/20/2026 ~	33	35
3.625% due 06/20/2027 - 05/20/2032 •	678	698
3.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~	52	54
3.750% due 08/20/2027 - 08/20/2031 •	552	569
3.846% due 11/20/2067 •	2,002	2,063
NCUA Guaranteed Notes
2.737% due 12/07/2020 •	2,624	2,630
2.940% due 12/08/2020 •	2,341	2,352
Small Business Administration
4.340% due 03/01/2024	42	43
5.370% due 04/01/2028	78	83
5.490% due 03/01/2028	49	53

Total U.S. Government Agencies (Cost $1,659,669)		1,677,527

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022 (h)(j)	272,542	263,756
0.625% due 04/15/2023 (h)(j)	20,158	19,832
0.750% due 07/15/2028	655,642	642,264

Total U.S. Treasury Obligations (Cost $923,083)		925,852

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
280 Park Avenue Mortgage Trust
3.335% due 09/15/2034 •	12,400	12,295
Adjustable Rate Mortgage Trust
4.482% due 02/25/2035 ~	1,240	1,245
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	1,546	1,422
2.696% due 09/25/2046 ^•	600	559
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	80	79
4.385% due 09/25/2045 •	159	159
4.885% due 02/25/2045 •	3	3
AREIT Trust
3.287% due 11/14/2035 •	25,000	24,715
3.290% due 02/14/2035 •	5,909	5,859
Atrium Hotel Portfolio Trust
3.405% due 06/15/2035 •	17,200	17,133
BAMLL Commercial Mortgage Securities Trust
3.707% due 12/15/2031 •	6,780	6,779
Banc of America Funding Trust
4.447% due 01/20/2047 ^~	89	85
4.631% due 02/20/2036 ~	809	800

Banc of America Mortgage Trust
3.707% due 02/25/2036 ^~	64	59
4.817% due 07/20/2032 ~	15	15
Bancorp Commercial Mortgage Trust
3.355% due 09/15/2035 •	4,573	4,567
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	32	31
3.961% due 05/25/2047 ^~	845	783
4.009% due 11/25/2034 ~	5,628	5,214
4.091% due 07/25/2033 ~	2,558	2,510
4.248% due 08/25/2033 ~	956	958
4.343% due 01/25/2035 ~	58	57
4.543% due 11/25/2034 ~	440	434
4.689% due 01/25/2034 ~	159	161
4.835% due 01/25/2034 ~	40	41
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	577	574
3.206% due 09/25/2034 •	1,035	1,030
3.975% due 01/25/2036 ^~	1,257	1,254
4.032% due 05/25/2035 ~	154	155
4.209% due 09/25/2035 ^~	1,976	1,641
4.463% due 11/25/2036 ~	2,094	1,926
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	4,860	4,399
5.425% due 12/26/2046 ^~	2,745	2,567
BX Trust
3.335% due 07/15/2034 •	11,274	11,217
3.375% due 07/15/2034 •	17,232	17,083
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •	12,200	12,023
Chase Mortgage Finance Trust
3.786% due 03/25/2037 ^~	304	298
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.756% due 08/25/2035 •	149	148
Citigroup Commercial Mortgage Trust
3.305% due 07/15/2032 •	6,400	6,382
3.735% due 07/15/2027 •	9,345	9,303
Citigroup Mortgage Loan Trust
2.455% due 08/25/2036 •	7,012	6,972
2.576% due 01/25/2037 •	248	231
4.202% due 07/25/2046 ^~	206	188
4.238% due 09/25/2037 ^~	1,668	1,604
4.280% due 10/25/2035 ^•	95	96
4.380% due 08/25/2035 ~	609	609
4.490% due 05/25/2035 •	207	208
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	51	51
3.890% due 09/25/2035 •	27	27
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	1,111	1,110
4.349% due 11/25/2022 Ø	7,084	7,089
Cold Storage Trust
3.455% due 04/15/2036 •	33,100	32,555
COLT Mortgage Loan Trust
3.000% due 05/25/2046	199	199
Commercial Mortgage Trust
3.051% due 03/10/2046 •	11,688	11,633
Core Industrial Trust
3.040% due 02/10/2034	2,372	2,365
3.077% due 02/10/2034	8,957	8,923
Countrywide Alternative Loan Trust
2.650% due 02/20/2047 ^•	3,368	2,739
2.665% due 12/20/2046 ^•	2,222	1,963
2.666% due 02/25/2047 •	128	122
2.680% due 07/20/2046 ^•	1,114	851
2.686% due 05/25/2047 •	2,171	2,106
2.696% due 09/25/2046 ^•	818	753
2.716% due 07/25/2046 •	219	208
3.157% due 12/25/2035 •	450	398
3.157% due 02/25/2036 •	270	248
3.888% due 02/25/2037 ^~	765	741
6.000% due 04/25/2037 ^	138	95
6.250% due 12/25/2033	175	179
Countrywide Home Loan Mortgage Pass-Through Trust
2.966% due 05/25/2035 •	185	169
3.086% due 04/25/2035 •	23	22
3.146% due 03/25/2035 •	244	220
3.500% due 07/19/2031 ~	3	3
4.058% due 09/25/2047 ^~	140	131
4.866% due 11/19/2033 ~	118	120
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	2,140	2,071
4.967% due 01/25/2034 ^~	10	9
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~	36	35
4.356% due 11/25/2034 ~	285	290

4.370% due 11/25/2033 ~		1,003	1,005
Credit Suisse Mortgage Capital Trust
3.205% due 07/15/2032 •		15,600	15,515
3.405% due 02/15/2031 •		7,500	7,473
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~		241	199
GMAC Mortgage Corp. Loan Trust
4.696% due 08/19/2034 ~		737	734
Gosforth Funding PLC
3.274% due 12/19/2059 •		5,944	5,930
GPMT Ltd.
3.379% due 11/21/2035 •		34,401	34,021
Great Wolf Trust
3.455% due 09/15/2034 •		10,000	9,835
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •		219	210
2.966% due 06/25/2045 •		115	106
3.046% due 11/25/2045 •		302	265
GS Mortgage Securities Corp. Trust
3.155% due 07/15/2032 •		8,000	7,926
GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,175
3.648% due 01/10/2047		34,500	34,879
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		121	127
GSR Mortgage Loan Trust
3.828% due 04/25/2036 ~		214	192
4.300% due 09/25/2035 ~		1,170	1,193
4.354% due 01/25/2036 ^~		301	299
HarborView Mortgage Loan Trust
2.600% due 03/19/2037 •		687	654
2.650% due 07/19/2046 ^•		1,404	1,079
2.710% due 03/19/2036 ^•		2,625	2,419
2.910% due 05/19/2035 •		942	914
4.105% due 08/19/2036 ^~		65	60
4.265% due 04/19/2034 ~		14	14
Holmes Master Issuer PLC
2.796% due 10/15/2054 •		48,700	48,575
2.856% due 10/15/2054 •		200,000	199,582
Impac CMB Trust
3.146% due 03/25/2035 •		2,976	2,892
3.406% due 10/25/2033 •		2	2
IMT Trust
3.155% due 06/15/2034 •		9,900	9,871
IndyMac Adjustable Rate Mortgage Trust
3.909% due 01/25/2032 ~		1	1
3.947% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust
2.686% due 07/25/2047 •		580	490
2.696% due 09/25/2046 •		990	886
2.706% due 06/25/2046 •		506	432
2.716% due 05/25/2046 •		168	161
2.986% due 07/25/2035 •		137	133
4.261% due 12/25/2034 ~		17	17
JPMorgan Chase Commercial Mortgage Securities Trust
3.093% due 07/05/2032		11,544	11,507
3.217% due 07/15/2034 •		15,800	15,650
3.365% due 06/15/2035 •		24,600	24,469
3.379% due 09/15/2050		4,300	4,274
3.455% due 06/15/2032 •		24,000	23,564
JPMorgan Mortgage Trust
3.134% due 04/25/2035 ~		1,145	1,074
Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •		5,474	5,453
Liberty Funding Pty. Ltd.
3.145% due 10/10/2049 •	AUD	4,188	2,945
LMREC, Inc.
4.204% due 11/24/2031 «•		$15,314	15,314
Luminent Mortgage Trust
2.676% due 12/25/2036 •		701	662
2.686% due 12/25/2036 ^•		188	175
2.706% due 10/25/2046 •		206	198
MASTR Adjustable Rate Mortgages Trust
2.716% due 04/25/2046 •		486	438
4.438% due 11/21/2034 ~		614	631
MASTR Alternative Loan Trust
5.000% due 04/25/2019		1	1
6.000% due 08/25/2033		695	705
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •		675	674
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.892% due 10/20/2029 •		445	450
2.895% due 12/15/2030 •		706	684
3.315% due 08/15/2032 •		42	40
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •		3,077	2,961

2.756% due 11/25/2035 •		503	478
4.385% due 12/25/2032 •		4	4
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~		305	262
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		3,500	3,491
Morgan Stanley Capital Trust
3.305% due 11/15/2034 •		5,400	5,348
Morgan Stanley Mortgage Loan Trust
2.726% due 02/25/2047 •		920	457
4.293% due 06/25/2036 ~		68	70
MortgageIT Trust
3.246% due 12/25/2034 •		516	510
Motel 6 Trust
3.375% due 08/15/2034 •		42,965	42,304
Natixis Commercial Mortgage Securities Trust
3.205% due 02/15/2033 •		5,900	5,864
Nomura Resecuritization Trust
3.574% due 04/26/2037 ~		5,132	5,198
4.084% due 12/26/2036 •		3,835	3,804
OBX Trust
3.156% due 06/25/2057 •		3,980	3,956
Pepper Residential Securities Trust
2.950% due 08/13/2057 •	AUD	5,398	3,798
PFP Ltd.
3.335% due 07/14/2035 •		$25,656	25,370
RBS Acceptance, Inc.
5.146% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust
2.815% due 10/26/2036 •		284	284
2.955% due 08/26/2045 •		4,232	4,161
4.396% due 10/25/2035 ~		2,719	2,737
Residential Accredit Loans, Inc. Trust
2.716% due 04/25/2046 •		175	80
2.756% due 08/25/2037 •		330	307
2.915% due 08/25/2035 •		665	591
3.517% due 09/25/2045 •		410	384
Residential Asset Securitization Trust
4.447% due 12/25/2034 ~		1,699	1,686
5.750% due 02/25/2036 ^		115	81
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		16	16
Ripon Mortgages PLC
1.689% due 08/20/2056 •	GBP	39,716	50,390
Sequoia Mortgage Trust
2.670% due 05/20/2035 •		$2,693	2,648
3.194% due 05/20/2034 •		1,059	1,029
3.230% due 10/20/2027 •		194	186
3.766% due 01/20/2047 ^~		163	131
4.696% due 04/20/2035 ~		136	142
Stonemont Portfolio Trust
3.320% due 08/20/2030 •		25,967	25,950
Structured Adjustable Rate Mortgage Loan Trust
3.557% due 01/25/2035 ^•		43	41
4.209% due 08/25/2035 ~		451	449
4.232% due 02/25/2034 ~		53	53
Structured Asset Mortgage Investments Trust
2.696% due 07/25/2046 ^•		1,617	1,340
2.720% due 07/19/2035 •		2,520	2,483
2.726% due 05/25/2036 •		4,691	4,245
2.726% due 05/25/2046 •		897	504
2.766% due 03/25/2037 •		578	411
2.786% due 02/25/2036 ^•		23	21
2.966% due 05/25/2045 •		294	287
3.050% due 07/19/2034 •		12	12
3.130% due 09/19/2032 •		14	14
3.170% due 03/19/2034 •		186	185
3.170% due 04/19/2035 •		834	823
Structured Asset Securities Corp.
5.050% due 02/25/2034 Ø		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.369% due 07/25/2032 ~		5	5
Tharaldson Hotel Portfolio Trust
3.133% due 11/11/2034 •		10,906	10,837
Thornburg Mortgage Securities Trust
3.718% due 04/25/2045 ~		109	110
UBS-Barclays Commercial Mortgage Trust
3.211% due 04/10/2046 •		3,296	3,336
VMC Finance LLC
3.275% (LIBOR01M + 0.820%) due 03/15/2035 ~		1,513	1,502
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •		37	36
2.329% due 01/25/2047 •		170	166
2.518% due 12/25/2046 •		680	672
2.579% due 07/25/2046 •		186	182
2.579% due 08/25/2046 •		4,527	4,406

2.579% due 09/25/2046 •	311	311
2.579% due 11/25/2046 •	125	123
2.766% due 11/25/2045 •	91	91
2.776% due 12/25/2045 •	129	128
2.796% due 10/25/2045 •	882	875
2.816% due 01/25/2045 •	113	113
2.857% due 02/25/2047 ^•	427	402
2.863% due 12/25/2046 •	1,317	1,295
2.873% due 12/25/2046 ^•	627	582
2.887% due 01/25/2047 •	294	296
2.897% due 01/25/2047 ^•	587	555
2.917% due 04/25/2047 •	1,005	996
3.030% due 01/25/2037 ^~	358	329
3.157% due 02/25/2046 •	1,589	1,582
3.157% due 08/25/2046 •	8,207	7,692
3.161% due 04/25/2037 ^~	233	211
3.357% due 11/25/2042 •	253	243
3.363% due 02/25/2037 ^~	527	484
3.386% due 05/25/2037 ^~	458	382
3.474% due 02/25/2037 ^~	585	574
3.500% due 03/25/2033 ~	43	44
3.557% due 06/25/2042 •	214	207
3.557% due 08/25/2042 •	305	302
3.600% due 02/25/2037 ^~	1,211	1,171
3.676% due 12/25/2036 ^~	230	218
3.880% due 09/25/2036 ^~	348	328
3.958% due 06/25/2034 ~	1,023	1,042
4.331% due 09/25/2033 ~	945	969
4.392% due 09/25/2033 ~	321	326
Washington Mutual Mortgage Pass-Through Certificates Trust
3.127% due 05/25/2046 ^•	390	328
3.686% due 02/25/2033 ~	15	15
Wells Fargo Commercial Mortgage Trust
3.186% (LIBOR01M + 0.731%) due 12/15/2036 ~	5,100	5,061
3.282% due 12/13/2031 •	10,000	9,965
3.505% due 07/15/2046 •	2,500	2,532
4.005% due 01/15/2059 •	3,500	3,611
Wells Fargo Mortgage-Backed Securities Trust
4.434% due 07/25/2036 ^~	267	266
4.482% due 12/25/2034 ~	476	486
4.513% due 06/25/2035 ~	874	902
4.607% due 09/25/2034 ~	67	69
4.607% due 03/25/2036 ~	67	68
Wells Fargo-RBS Commercial Mortgage Trust
3.015% due 08/15/2047 •	21,200	21,201
3.245% due 12/15/2045 •	31,048	31,184
3.369% due 11/15/2047	15,525	15,661
3.440% due 04/15/2045	2,200	2,212
3.655% due 06/15/2045 •	22,535	22,573
3.905% due 06/15/2044 •	13,279	13,462

Total Non-Agency Mortgage-Backed Securities (Cost $1,125,602)		1,122,743

ASSET-BACKED SECURITIES 9.6%
AASET U.S. Ltd.
3.844% due 01/16/2038	18,212	18,284
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	12	6
Allegro CLO Ltd.
3.740% due 01/30/2026 •	11,622	11,627
Ally Auto Receivables Trust
2.640% due 02/16/2021	10,994	10,977
2.720% due 05/17/2021	12,500	12,481
Ally Master Owner Trust
2.775% due 07/15/2022 •	13,800	13,758
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.526% due 01/25/2034 •	2,158	2,114
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	219	215
3.206% due 08/25/2032 •	256	250
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.446% due 06/25/2029 •	99	95
Apidos CLO
3.430% due 01/19/2025 •	13,307	13,279
Ares CLO Ltd.
4.101% due 12/05/2025 •	10,900	10,927
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.556% due 12/25/2033 •	155	155
Asset-Backed Funding Certificates Trust
3.206% due 06/25/2034 •	463	455
3.481% due 06/25/2033 •	1,704	1,696
Asset-Backed Securities Corp. Home Equity Loan Trust
2.586% due 05/25/2037 •	25	17
Bank of The West Auto Trust
1.780% due 02/15/2021	1,362	1,357

Basic Asset-Backed Securities Trust
2.816% due 04/25/2036 •	972	968
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	1,102	1,100
3.672% due 03/28/2033 Ø	499	500
3.721% due 02/28/2033 Ø	2,189	2,180
3.844% due 04/28/2033 Ø	1,664	1,671
4.090% due 05/28/2033 Ø	1,308	1,310
4.213% due 10/29/2033 Ø	1,624	1,629
Bear Stearns Asset-Backed Securities Trust
2.990% due 11/25/2035 ^•	1,000	1,000
3.166% due 10/25/2032 •	178	179
3.306% due 10/27/2032 •	70	68
3.506% due 10/25/2037 •	1,304	1,308
3.506% due 11/25/2042 •	22	22
3.756% due 08/25/2037 •	506	502
Benefit Street Partners CLO Ltd.
3.225% due 07/18/2027 •	2,800	2,776
Black Diamond CLO Ltd.
3.499% due 02/06/2026 •	3,274	3,270
BlueMountain CLO Ltd.
3.766% due 04/13/2027 •	18,200	18,274
BMW Vehicle Lease Trust
1.980% due 05/20/2020	1,731	1,725
Bravo Mortgage Asset Trust
2.746% due 07/25/2036 •	415	414
Brookside Mill CLO Ltd.
3.269% due 01/17/2028 •	5,000	4,943
CARDS Trust
3.047% due 04/17/2023	16,200	16,208
Cent CLO Ltd.
3.839% due 10/29/2025 •	828	829
Chase Funding Trust
3.146% due 08/25/2032 •	25	24
Chesapeake Funding LLC
1.910% due 08/15/2029	20,455	20,196
3.230% due 08/15/2030	33,100	33,261
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	24	24
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	314	240
Colony American Finance Ltd.
2.544% due 06/15/2048	6,931	6,829
Commonbond Student Loan Trust
2.550% due 05/25/2041	6,695	6,482
ContiMortgage Home Equity Loan Trust
2.795% due 03/15/2027 •	1	1
Countrywide Asset-Backed Certificates
3.175% due 05/25/2033 •	6	6
3.246% due 05/25/2032 •	182	176
3.306% due 10/25/2047 •	2,333	2,297
3.331% due 03/25/2034 •	1,798	1,782
Countrywide Asset-Backed Certificates Trust
3.046% due 12/25/2034 •	6,953	6,914
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	9,300	9,334
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •	333	216
3.106% due 08/25/2035 •	4,490	4,396
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •	48	30
Crown Point CLO Ltd.
3.975% due 10/20/2028 •	2,950	2,937
CWHEQ Revolving Home Equity Loan Trust
2.595% due 01/15/2037 •	17	16
Dell Equipment Finance Trust
2.970% due 10/22/2020	3,500	3,499
Delta Funding Home Equity Loan Trust
3.275% due 09/15/2029 •	24	24
Dorchester Park CLO DAC
3.369% due 04/20/2028 •	8,300	8,234
Drug Royalty LP
5.286% due 07/15/2023 •	2,300	2,315
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •	27,282	27,270
3.556% due 05/25/2067 •	1,545	1,569
Edsouth Indenture LLC
3.236% due 04/25/2039 •	3,315	3,295
EFS Volunteer LLC
3.340% due 10/25/2035 •	6,113	6,126
EMC Mortgage Loan Trust
3.246% due 05/25/2040 •	34	34
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •	1,275	1,273

Enterprise Fleet Financing LLC
3.140% due 02/20/2024	17,100	17,093
3.380% due 05/20/2024	6,700	6,729
Equity One Mortgage Pass-Through Trust
3.066% due 11/25/2032 •	2	3
3.106% due 04/25/2034 •	523	474
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •	30,200	29,991
Figueroa CLO Ltd.
3.336% due 01/15/2027 •	22,500	22,485
3.642% due 06/20/2027 •	20,700	20,569
First Franklin Mortgage Loan Trust
2.666% due 11/25/2036 •	3,784	3,681
First NLC Trust
2.576% due 08/25/2037 •	455	270
Flagship CLO Ltd.
3.286% due 01/16/2026 •	4,100	4,085
Flagship Ltd.
3.589% due 01/20/2026 •	4,793	4,790
Ford Credit Floorplan Master Owner Trust
2.855% due 10/15/2023 •	5,500	5,490
Fremont Home Loan Trust
3.241% due 01/25/2035 •	2,170	2,138
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	26,100	25,981
3.486% (US0003M + 1.050%) due 07/15/2027 ~	15,000	14,941
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021	15,409	15,340
2.775% due 09/15/2022 •	19,500	19,509
3.500% due 09/15/2023	93,900	95,140
GSAMP Trust
2.576% due 12/25/2036 •	350	206
3.186% due 11/25/2034 •	111	111
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	15,000	15,054
Home Equity Asset Trust
3.426% due 02/25/2033 •	1	1
3.451% due 06/25/2034 •	5,453	5,416
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •	108	46
HSI Asset Securitization Corp. Trust
2.666% due 05/25/2037 •	185	182
Jamestown CLO Ltd.
3.306% due 01/15/2028 •	20,800	20,530
Lehman ABS Mortgage Loan Trust
2.596% due 06/25/2037 •	355	255
Lehman XS Trust
2.656% due 04/25/2037 ^•	307	292
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •	359	350
3.206% due 03/25/2032 •	21	21
3.481% due 04/25/2035 •	23,800	23,807
LP Credit Card ABS Master Trust
3.830% due 08/20/2024 •	44,999	45,105
Madison Park Funding Ltd.
3.799% due 04/20/2026 •	8,200	8,200
Marlette Funding Trust
3.060% due 07/17/2028	6,232	6,223
3.710% due 12/15/2028	14,823	14,860
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •	908	910
Master Credit Card Trust
2.969% due 07/21/2024 •	20,800	20,749
MASTR Asset-Backed Securities Trust
2.556% due 11/25/2036 •	61	28
2.556% due 01/25/2037 •	303	118
Merrill Lynch Mortgage Investors Trust
2.586% due 09/25/2037 •	6	3
2.626% due 02/25/2037 •	317	137
MMAF Equipment Finance LLC
2.920% due 07/12/2021	6,448	6,443
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 05/25/2037 •	148	130
2.606% due 09/25/2036 •	21	10
Morgan Stanley IXIS Real Estate Capital Trust
2.556% due 11/25/2036 •	9	5
Mountain Hawk CLO Ltd.
3.289% due 07/20/2024 •	7,154	7,139
Mountain View CLO Ltd.
3.236% due 10/15/2026 •	14,800	14,775
Navient Private Education Loan Trust
2.650% due 12/15/2028	9,884	9,747
2.740% due 02/15/2029	6,097	6,032
2.805% due 12/15/2059 •	6,521	6,514
Navient Student Loan Trust
2.856% due 03/25/2067 •	15,000	14,991

3.306% due 07/26/2066 •	19,823	19,877
3.430% due 12/15/2059	26,400	26,522
3.556% due 12/27/2066 •	25,370	25,402
3.656% due 03/25/2066 •	20,965	21,061
Nelnet Student Loan Trust
3.106% due 02/27/2051 •	7,652	7,632
3.206% due 09/27/2038 •	6,337	6,384
3.306% due 09/25/2065 •	4,690	4,735
3.356% due 02/25/2066 •	4,338	4,383
4.327% due 11/25/2024 •	8,800	8,869
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •	4,000	3,970
New Century Home Equity Loan Trust
2.686% due 05/25/2036 •	368	345
3.436% due 11/25/2034 •	3,037	3,035
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.656% due 07/25/2036 •	4,950	4,725
Northstar Education Finance, Inc.
3.206% due 12/26/2031 •	6,010	6,009
NovaStar Mortgage Funding Trust
3.166% due 01/25/2036 •	9,170	9,091
Oaktree CLO Ltd.
3.689% due 10/20/2026 •	12,900	12,898
OCP CLO Ltd.
3.236% due 07/15/2027 •	2,800	2,778
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •	11,536	11,537
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	15,445	15,422
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000	20,683
Option One Mortgage Loan Trust
3.046% due 08/25/2032 •	90	88
3.166% due 05/25/2035 •	1,336	1,336
OSCAR U.S. Funding Trust LLC
3.150% due 08/10/2021	9,500	9,498
Palmer Square CLO Ltd.
3.466% due 08/15/2026 •	24,299	24,155
Palmer Square Loan Funding Ltd.
3.036% due 04/15/2026 •	3,600	3,578
3.086% due 07/15/2026 •	16,011	15,862
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •	640	644
Penarth Master Issuer PLC
2.835% due 03/18/2022 •	8,500	8,488
2.905% due 09/18/2022 •	24,600	24,547
Progress Residential Trust
3.855% due 01/17/2034 •	6,693	6,706
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	14,688	14,663
RAAC Trust
3.056% due 01/25/2046 •	6,200	6,136
Renaissance Home Equity Loan Trust
2.866% due 11/25/2034 •	156	145
3.195% due 08/25/2033 •	439	431
3.506% due 12/25/2033 •	207	205
Residential Asset Mortgage Products Trust
3.066% due 06/25/2032 •	4	4
3.186% due 05/25/2035 •	6,750	6,694
Residential Asset Securities Corp. Trust
3.151% due 03/25/2035 •	3,299	3,295
RMAT LP
4.090% due 05/25/2048 Ø	5,617	5,617
SBA Tower Trust
2.898% due 10/15/2044 Ø	14,200	14,119
Securitized Asset-Backed Receivables LLC Trust
3.181% due 01/25/2035 •	1,617	1,593
Securitized Term Auto Receivables Trust
3.060% due 02/25/2021	12,400	12,410
SLC Student Loan Trust
2.676% due 05/15/2029 •	8,084	8,005
2.898% due 03/15/2027 •	25,936	25,825
2.908% due 06/15/2029 •	6,741	6,706
SLM Private Credit Student Loan Trust
2.958% due 12/15/2026 •	2,470	2,470
SLM Private Education Loan Trust
2.590% due 01/15/2026	2,438	2,434
SLM Student Loan Trust
2.600% due 01/25/2027 •	6,770	6,764
2.630% due 10/25/2028 •	3,129	3,108
2.630% due 10/27/2031 •	56,366	56,065
2.640% due 10/25/2029 •	11,600	11,547
2.956% due 09/25/2043 •	14,078	14,001
3.040% due 01/25/2028 •	4,912	4,918
3.090% due 10/25/2029 •	15,800	15,870
3.206% due 01/25/2029 •	5,654	5,624

3.240% due 04/25/2023 •	1,536	1,523
3.258% due 12/15/2027 •	23,246	23,270
3.338% due 12/15/2025 •	21,494	21,604
3.390% due 07/25/2023 •	3,273	3,279
3.990% due 04/25/2023 •	34,759	35,243
4.190% due 07/25/2023 •	11,426	11,617
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,445	1,397
2.775% due 12/16/2024 •	11,574	11,571
3.905% due 02/17/2032 •	5,315	5,430
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	5,146	5,120
2.500% due 05/26/2026	7,244	7,163
2.770% due 05/25/2026	11,474	11,376
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	2,989	2,972
2.930% due 04/26/2027	6,021	6,007
3.200% due 08/25/2027	6,238	6,226
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	91	91
2.720% due 10/27/2036	1,964	1,932
3.020% due 02/25/2040	1,460	1,451
4.106% due 06/25/2025 •	3,193	3,209
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	23,030	22,984
3.120% due 02/25/2048	16,904	16,908
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	20,000	19,907
3.349% due 07/20/2027 •	10,100	10,050
3.359% due 01/20/2028 •	26,000	25,791
Specialty Underwriting & Residential Finance Trust
3.186% due 01/25/2034 •	173	167
Springleaf Funding Trust
2.680% due 07/15/2030	22,100	21,731
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •	250	250
Starwood Waypoint Homes Trust
3.405% due 01/17/2035 •	10,743	10,696
Structured Asset Investment Loan Trust
3.196% due 06/25/2035 •	852	854
3.481% due 10/25/2033 •	22	22
Structured Asset Securities Corp. Mortgage Loan Trust
3.849% due 04/25/2035 •	649	634
Terwin Mortgage Trust
2.716% due 07/25/2037 •	2,013	1,982
Tralee CLO Ltd.
3.869% due 10/20/2028 •	43,200	42,481
Trillium Credit Card Trust
2.756% due 02/27/2023 •	30,000	29,947
Utah State Board of Regents
3.256% due 01/25/2057 •	17,834	17,817
Venture CLO Ltd.
3.286% due 01/15/2028 •	10,150	10,059
3.316% due 04/15/2027 •	47,450	46,953
3.650% due 10/22/2031 •	5,700	5,694
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	21,718	21,572
3.250% due 06/25/2047 Ø	23,787	23,731
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •	60	29
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •	22,300	22,298
WhiteHorse Ltd.
3.379% due 04/17/2027 •	12,700	12,637

Total Asset-Backed Securities (Cost $1,891,929)		1,889,054

SOVEREIGN ISSUES 1.4%
Development Bank of Japan, Inc.
1.625% due 09/25/2019	10,950	10,860
2.749% (US0003M + 0.240%) due 01/28/2020 ~	23,550	23,584
3.047% (US0003M + 0.570%) due 04/23/2021 ~	4,000	4,028
Export-Import Bank of India
2.750% due 04/01/2020	18,030	17,837
2.750% due 08/12/2020	19,779	19,484
3.646% (US0003M + 1.000%) due 08/21/2022 ~	33,850	33,871
Export-Import Bank of Malaysia Bhd.
3.779% (US0003M + 1.000%) due 03/13/2019 «~	10,000	10,033
Japan Bank for International Cooperation
2.125% due 06/01/2020	8,700	8,620
2.125% due 11/16/2020	30,000	29,624
2.250% due 02/24/2020	950	945
2.859% (US0003M + 0.390%) due 07/21/2020 ~	48,400	48,591
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	8,000	7,871

2.125% due 03/06/2019	11,000	10,989
Korea Expressway Corp.
3.209% (US0003M + 0.700%) due 10/28/2019 ~	2,000	2,005
Korea National Oil Corp.
2.750% due 01/23/2019	2,400	2,400
Tokyo Metropolitan Government
2.000% due 05/17/2021	2,400	2,346
2.125% due 05/20/2019	11,700	11,679
2.500% due 06/08/2022	20,900	20,539

Total Sovereign Issues (Cost $265,991)		265,306

SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.5%
Itau CorpBanca
2.570% due 01/11/2019	33,900	33,900
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~	37,500	37,510
3.324% (US0003M + 0.500%) due 09/24/2020 ~	36,000	36,009

		107,419

COMMERCIAL PAPER 1.1%
Campbell Soup Co.
2.900% due 01/15/2019	8,450	8,440
CNH Industrial Capital LLC
3.500% due 05/09/2019	21,100	20,844
Energy Transfer Partners LP
3.650% due 03/07/2019	36,000	35,788
Ford Motor Credit Co.
2.780% due 02/19/2019	20,250	20,160
2.935% due 01/04/2019	2,500	2,499
VW CR, Inc.
3.050% due 07/01/2019	15,450	15,202
3.050% due 07/02/2019	122,400	120,424

		223,357

U.S. TREASURY BILLS 0.2%
2.320% due 01/03/2019 - 03/14/2019 (b)(c)(h)(j)	34,367	34,304

Total Short-Term Instruments (Cost $365,165)		365,080

Total Investments in Securities (Cost $17,987,119)		17,891,823

	SHARES
INVESTMENTS IN AFFILIATES 10.6%
SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short Asset Portfolio	176,964,681	1,755,844
PIMCO Short-Term Floating NAV Portfolio III	32,620,832	322,424

Total Short-Term Instruments (Cost $2,090,977)		2,078,268

Total Investments in Affiliates (Cost $2,090,977)		2,078,268

Total Investments 101.6% (Cost $20,078,096)		$19,970,091
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(32,464))		(28,557)
Other Assets and Liabilities, net (1.5)%		(292,993)

Net Assets 100.0%		$19,648,541

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	1.000%	01/07/2019		$21,095	$20,463	0.10%
CIMIC Group Ltd.	1.000	05/02/2019	12/11/2018	61,624	61,653	0.31
CIMIC Group Ltd.	1.000	04/04/2019	12/11/2018	30,196	29,534	0.15
CIMIC Group Ltd.	1.000	04/04/2019	09/26/2018	26,767	26,727	0.14
CIMIC Group Ltd.	1.000	08/15/2019	09/26/2018	19,646	19,018	0.10
CIMIC Group Ltd.	1.000	04/09/2019	09/26/2018	12,357	11,978	0.06
CIMIC Group Ltd.	1.000	07/18/2019	07/25/2018	11,065	11,037	0.06
CIMIC Group Ltd.	1.000	08/29/2019	09/04/2018	9,737	9,710	0.05
CIMIC Group Ltd.	1.000	07/18/2019	12/11/2018	5,707	5,581	0.03
CIMIC Group Ltd.	2.000	02/25/2019	09/26/2018	19,557	19,095	0.10
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	13,766	13,737	0.07
CIMIC Group Ltd.	3.906	05/30/2019	06/28/2018	4,920	4,910	0.03
CIMIC Group Ltd.	4.120	07/01/2019	07/10/2018	8,432	8,412	0.04
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	28,094	28,070	0.14
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	22,467	22,407	0.11
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	22,467	22,315	0.11
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	22,467	22,227	0.11
Toyota Industries Corp.	1.911	08/03/2020	08/22/2018	588	601	0.00

				$340,952	$337,475	1.71%

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(573,500) at a weighted average interest rate of 2.061%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	114	$114	$1	$2
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	131.500	02/22/2019	782	782	7	11
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	132.000	02/22/2019	8,562	8,562	73	121
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.375	02/22/2019	316	632	3	0
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.500	02/22/2019	4,815	4,815	41	65
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	119.750	02/22/2019	638	638	5	9
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.000	02/22/2019	6,168	6,168	53	85
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.250	02/22/2019	1,759	1,759	15	12
Call - CBOT U.S. Treasury 5-Year Note March 2019 Futures	120.500	02/22/2019	2,188	2,188	19	15

Total Purchased Options					$217	$320

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	6,048	$1,082,666	$4,965	$332	$0
3-Month Canada Bankers Acceptance June Futures	06/2020	7,610	1,362,631	9,880	697	0
3-Month Canada Bankers Acceptance March Futures	03/2020	2,095	375,088	2,222	154	0
30-Day Federal Fund February Futures	02/2019	4,650	1,891,151	(5)	0	0
90-Day Eurodollar December Futures	12/2019	5,139	1,250,704	700	129	0
90-Day Eurodollar March Futures	03/2019	10,672	2,595,697	4,389	0	0
U.S. Treasury 2-Year Note March Futures	03/2019	37,533	7,968,725	52,769	5,278	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2019	61,817	9,756,411	(1,336)	492	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	12,349	1,946,747	(451)	98	(295)

				$73,133	$7,180	$(295)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	5,139	$(1,253,017)	$(1,059)	$0	$(450)
90-Day Eurodollar June Futures	06/2020	6,425	(1,566,174)	(4,496)	0	(402)
90-Day Eurodollar March Futures	03/2020	10,765	(2,622,489)	(15,758)	0	(538)
U.S. Treasury 5-Year Note March Futures	03/2019	47,233	(5,417,035)	(86,372)	0	(11,808)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	1,626	(261,227)	(14,012)	0	(965)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	29,861	(4,703,604)	(215)	476	(952)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2022	31,956	(5,021,382)	(825)	0	(2,546)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	12,349	(1,943,796)	(165)	98	(590)

				$(122,902)	$574	$(18,251)

Total Futures Contracts				$(49,769)	$7,754	$(18,546)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.486%	$7,700	$17	$99	$116	$0	$(2)
General Electric Co.	1.000	Quarterly	12/20/2020	1.653	4,700	(84)	28	(56)	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039	12,600	(390)	(179)	(569)	4	0

						$(457)	$(52)	$(509)	$5	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$824,600	$(43,933)	$25,704	$(18,229)	$0	$(1,363)

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.139%	Quarterly	05/10/2021	$2,688,190	$0	$(572)	$(572)	$224	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.136%	Quarterly	05/11/2021	1,344,000	0	(190)	(190)	99	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.139%	Quarterly	05/14/2021	1,685,280	0	(440)	(440)	122	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.095%	Quarterly	05/21/2022	700,300	0	411	411	7	0

					$0	$(791)	$(791)	$452	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	1-Day USD-Federal Funds Rate Compounded-OIS	2.795%	Annual	09/30/2020	$3,618,500	$597	$25,014	$25,611	$164	$0
Pay (6)	3-Month USD-LIBOR	12.500	Quarterly	06/21/2020	10,266,000	46	(640)	(594)	771	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	2,728,600	10,419	(31,578)	(21,159)	0	(5,323)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	247,000	4,129	(10,075)	(5,946)	0	(957)

						$15,191	$(17,279)	$(2,088)	$935	$(6,280)

Total Swap Agreements						$(29,199)	$7,582	$(21,617)	$1,392	$(7,645)

(h)

Securities with an aggregate market value of $33,164 and cash of $131,394 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	10,432		$7,834	$191	$0
	01/2019		$16,831	CAD	22,532	0	(323)
	08/2019	AUD	27,651		$20,157	612	0
BPS	01/2019		$2,403	CAD	3,217	0	(46)
BRC	01/2019		1,906	GBP	1,505	13	0
CBK	01/2019	AUD	26,776		$19,615	752	0
	01/2019	EUR	182,342		207,900	0	(1,156)
	01/2019	GBP	10,209		13,056	39	0
	01/2019	MXN	38,414		1,863	0	(89)
	01/2019		$1,952	CAD	2,568	0	(70)
	02/2019	AUD	20,968		$15,235	452	0
	02/2019	CZK	2,634		115	0	(2)
GLM	01/2019	GBP	79,614		101,713	268	(72)
	01/2019		$10,715	GBP	8,462	75	0
HUS	01/2019		5,833	CAD	7,781	0	(132)
	04/2019	AUD	17,173		$12,487	372	0
JPM	01/2019		29,060		21,103	633	0
	01/2019		$12,278	EUR	10,700	0	(11)
	01/2019		1,998	GBP	1,564	0	(3)
MYI	04/2019	AUD	42,352		$30,540	664	0
	07/2019		8,100		5,852	128	0
RYL	01/2019		$399,972	JPY	44,524,100	6,382	0
SCX	01/2019	CAD	30,490		$22,823	483	0
SSB	01/2019	JPY	54,603,986		482,040	0	(16,310)
	01/2019		$1,058	AUD	1,501	0	(1)
	01/2019		1,904	CAD	2,530	0	(50)
	01/2019		93,642	JPY	10,573,400	2,857	0
	03/2019		1,161	MYR	4,864	17	0
UAG	01/2019	EUR	513,985		$586,241	0	(3,046)
	01/2019	JPY	12,003,400		106,181	0	(3,369)
	01/2019		$102,729	JPY	11,584,700	3,000	0

Total Forward Foreign Currency Contracts						$16,938	$(24,680)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD	$1.215	01/22/2019	EUR	7,000	$1	$0

Total Purchased Options						$1	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$122,900	$(180)	$(338)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	228,000	(317)	(370)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	45,300	(96)	(123)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	101,600	(219)	(217)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	204,000	(231)	(343)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	107,300	(90)	(63)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	75,900	(131)	(128)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	44,700	(79)	(103)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019	102,300	(131)	(99)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	615,000	(495)	(360)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	190,400	(367)	(596)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	93,900	(160)	(159)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	81,000	(172)	(187)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	157,700	(172)	(256)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	120,200	(204)	(230)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	92,900	(169)	(253)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	84,600	(157)	(142)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	75,500	(113)	(123)

Total Written Options						$(3,483)	$(4,090)

(j)

Securities with an aggregate market value of $17,575 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$81,341	$112,939	$194,280
Corporate Bonds & Notes
Banking & Finance	0	5,423,032	0	5,423,032
Industrials	0	4,527,238	97	4,527,335
Specialty Finance	0	341,243	0	341,243
Utilities	0	1,059,710	0	1,059,710
Municipal Bonds & Notes
Arkansas	0	3,103	0	3,103
California	0	72,788	0	72,788
Colorado	0	1,551	0	1,551
New Jersey	0	502	0	502
Pennsylvania	0	3,130	0	3,130
Texas	0	1,605	0	1,605
Washington	0	17,982	0	17,982
U.S. Government Agencies	0	1,677,527	0	1,677,527
U.S. Treasury Obligations	0	925,852	0	925,852
Non-Agency Mortgage-Backed Securities	0	1,107,429	15,314	1,122,743
Asset-Backed Securities	0	1,889,054	0	1,889,054
Sovereign Issues	0	255,273	10,033	265,306
Short-Term Instruments
Certificates of Deposit	0	107,419	0	107,419
Commercial Paper	0	223,357	0	223,357
U.S. Treasury Bills	0	34,304	0	34,304
	$0	$17,753,440	$138,383	$17,891,823

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,078,268	$0	$0	$2,078,268

Total Investments	$2,078,268	$17,753,440	$138,383	$19,970,091

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,754	1,712	0	9,466
Over the counter	0	16,938	0	16,938
	$7,754	$18,650	$0	$26,404

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,546)	(7,645)	0	(26,191)
Over the counter	0	(28,770)	0	(28,770)

	$(18,546)	$(36,415)	$0	$(54,961)

Total Financial Derivative Instruments	$(10,792)	$(17,765)	$0	$(28,557)

Totals	$2,067,476	$17,735,675	$138,383	$19,941,534

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$878	$844
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,600	2,594

Total Loan Participations and Assignments (Cost $3,465)			3,438

CORPORATE BONDS & NOTES 12.9%
BANKING & FINANCE 8.4%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,137
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,816
Bank of America Corp.
2.650% due 04/01/2019		11,900	11,888
Bank of Ireland
7.375% due 06/18/2020 •(g)	EUR	400	479
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$1,000	1,038
10.179% due 06/12/2021		2,800	3,149
14.000% due 06/15/2019 •(g)	GBP	700	936
Barclays PLC
3.200% due 08/10/2021		$1,100	1,069
4.009% (US0003M + 1.380%) due 05/16/2024 ~		3,400	3,240
4.610% due 02/15/2023 •		3,100	3,076
4.972% due 05/16/2029 •		1,400	1,353
6.500% due 09/15/2019 •(g)	EUR	1,000	1,119
8.000% due 12/15/2020 •(g)		400	487
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,116
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,431
4.044% due 06/01/2024 •		1,000	1,005
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)	EUR	1,400	1,647
6.625% due 06/29/2021 •(g)		1,200	1,497
6.875% due 03/19/2020		2,900	3,593
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)		$1,600	1,564
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	575
Danske Bank A/S
3.836% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,348
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,619
4.250% due 10/14/2021		4,500	4,403
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,255
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,500	1,470
3.408% (US0003M + 1.000%) due 01/09/2020 ~		2,100	2,079
3.448% due 08/12/2019 •		7,400	7,372
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,900	2,849
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,797
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,577
3.400% due 03/08/2021		700	698
3.640% (US0003M + 1.000%) due 05/18/2024 ~		600	585
4.292% due 09/12/2026 •		1,300	1,285
4.300% due 03/08/2026		600	593
4.750% due 07/04/2029 •(g)	EUR	800	830
5.875% due 09/28/2026 •(g)	GBP	1,400	1,711
6.500% due 03/23/2028 •(g)(h)		$900	819
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		3,100	3,031
3.411% (US0003M + 0.610%) due 06/18/2022 ~		3,400	3,364
3.797% due 07/23/2024 •		1,200	1,203
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		1,800	1,782

Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,278
4.050% due 08/16/2023		2,200	2,176
4.550% due 08/16/2028		2,100	2,023
7.000% due 06/27/2019 •(g)	GBP	300	383
7.500% due 09/27/2025 •(g)(h)		$900	871
Morgan Stanley
3.887% (US0003M + 1.400%) due 10/24/2023 ~		400	398
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,000	957
3.086% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,651
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		2,400	2,295
4.519% due 06/25/2024 •		1,500	1,473
4.892% due 05/18/2029 •		1,900	1,818
5.076% due 01/27/2030 •		1,500	1,450
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,400	2,385
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,140
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	388
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	480	597
UBS AG
5.125% due 05/15/2024		$3,300	3,292
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	396
3.566% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,155
4.125% due 09/24/2025		500	497
UniCredit SpA
7.830% due 12/04/2023		5,900	6,178
Wells Fargo & Co.
6.558% (US0003M + 3.770%) due 03/15/2019 ~(g)		1,900	1,890
WPC Eurobond BV
2.250% due 04/09/2026	EUR	3,500	3,965

			133,541

INDUSTRIALS 2.5%
AbbVie, Inc.
3.200% due 11/06/2022		$100	99
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,478
Allergan Sales LLC
4.875% due 02/15/2021		233	239
BAT Capital Corp.
2.764% due 08/15/2022		700	662
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,200	1,178
Charter Communications Operating LLC
3.579% due 07/23/2020		1,700	1,698
4.191% (US0003M + 1.650%) due 02/01/2024 ~		4,000	3,935
4.464% due 07/23/2022		500	505
4.908% due 07/23/2025		2,300	2,289
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		2,600	2,574
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		3,600	3,591
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,296
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,475
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,900	1,872
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,117
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,700	1,689
Sands China Ltd.
5.125% due 08/08/2025		2,900	2,877
5.400% due 08/08/2028		2,200	2,130
SASOL Financing USA LLC
5.875% due 03/27/2024		900	899
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	671
Southern Co.
3.503% (US0003M + 0.700%) due 09/30/2020 ~		100	100
Tesco PLC
6.125% due 02/24/2022	GBP	100	141
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		$500	498
3.650% due 08/16/2023		1,700	1,695
3.950% due 08/16/2025		400	398
4.125% due 11/16/2028		1,800	1,791
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,619

			40,714

UTILITIES 2.0%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	4,200	4,188
3.488% (US0003M + 0.750%) due 06/01/2021 ~	5,600	5,566
3.956% (US0003M + 1.180%) due 06/12/2024 ~	3,700	3,592
BellSouth LLC
4.333% due 04/26/2021	5,900	5,918
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	2,100	2,091
FirstEnergy Corp.
2.850% due 07/15/2022	800	780
Petrobras Global Finance BV
5.299% due 01/27/2025	106	101
5.999% due 01/27/2028	2,451	2,314
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	2,500	2,450
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	2,700	2,667
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,600	1,553

		31,220

Total Corporate Bonds & Notes (Cost $208,947)		205,475

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	143
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	124
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	507

		774

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	384
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	450	495
7.750% due 01/01/2042	600	643
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	247

		1,769

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	507

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	143

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,186

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	200

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	491

Total Municipal Bonds & Notes (Cost $4,511)		5,070

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
2.310% due 08/01/2022	100	98
2.375% due 12/25/2036 •	19	18
2.856% due 07/25/2037 - 03/25/2044 •	103	103
2.886% due 07/25/2037 •	36	37
2.906% due 09/25/2035 •	87	87

2.916% due 09/25/2035 •	160	161
2.960% due 05/01/2022	3,743	3,757
3.155% due 05/01/2022	922	927
3.226% due 06/25/2037 •	240	244
3.236% due 06/25/2040 •	320	325
3.253% due 07/01/2044 •	13	13
3.256% due 01/25/2040 •	614	624
3.371% due 05/01/2036 •	1	1
3.500% due 12/01/2047 - 08/01/2048	70,362	70,412
3.750% due 07/25/2042	5,302	5,447
4.120% due 05/25/2035 ~	7	8
4.258% due 12/01/2036 •	5	6
4.335% due 08/01/2033 •	11	12
4.420% due 09/01/2033 •	28	29
4.498% due 07/01/2019	263	264
4.699% due 01/01/2036 •	22	23
4.841% due 06/01/2033 •	110	114
5.000% due 04/25/2033 - 04/01/2038	17	19
5.188% due 09/01/2034 •	3	3
5.500% due 03/01/2034 - 07/01/2035	109	117
6.000% due 08/01/2036 - 02/01/2038	117	127
6.500% due 10/01/2035 - 10/01/2036	164	176
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	165,700	165,675
4.000% due 01/01/2049 - 02/01/2049	142,200	144,901
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	104	104
Freddie Mac
3.025% due 06/15/2041 •	100	101
3.155% due 08/15/2037 •	143	146
3.156% due 02/25/2045 •	15	15
3.165% due 10/15/2037 •	27	27
3.175% due 05/15/2037 - 09/15/2037 •	167	169
3.968% due 03/01/2034 •	54	56
4.500% due 03/01/2029	43	45
5.500% due 08/15/2030 - 07/01/2038	32	34
Ginnie Mae
3.375% due 03/20/2027 •	1	1
5.000% due 04/15/2036 - 09/15/2039	1,516	1,604
Ginnie Mae, TBA
5.000% due 01/01/2049	6,000	6,243
Small Business Administration
5.520% due 06/01/2024	64	67

Total U.S. Government Agencies (Cost $397,535)		402,340

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	598
4.375% due 05/15/2040 (m)	8,200	10,085
4.625% due 02/15/2040 (m)	5,900	7,491
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (k)(m)	6,829	6,644
0.125% due 01/15/2022 (k)(m)	21,788	21,153
0.125% due 04/15/2022 (k)	120,933	117,035
0.125% due 07/15/2024 (m)	25,454	24,417
0.375% due 07/15/2027 (m)	4,652	4,417
0.500% due 01/15/2028	1,640	1,567
0.750% due 07/15/2028 (m)	71,327	69,871
1.000% due 02/15/2048 (m)	17,434	16,559
1.750% due 01/15/2028 (m)	5,070	5,388
2.375% due 01/15/2025	4,025	4,353
2.375% due 01/15/2027 (m)	3,386	3,739
3.625% due 04/15/2028 (m)	156	192
U.S. Treasury Notes
1.750% due 05/15/2023 (m)	2,140	2,074
2.125% due 09/30/2021 (k)(m)	2,200	2,180
2.250% due 12/31/2023 (m)	6,300	6,221
2.750% due 02/15/2024 (m)	4,700	4,752

Total U.S. Treasury Obligations (Cost $312,478)		308,736

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	40	40
Banc of America Funding Trust
4.356% due 05/25/2035 ~	42	44
4.447% due 01/20/2047 ^~	89	85
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~	1	1
4.291% due 01/25/2034 ~	1	1
4.689% due 01/25/2034 ~	29	29
Bear Stearns ALT-A Trust
2.846% due 08/25/2036 ^•	1,939	2,044
4.032% due 05/25/2035 ~	225	228
4.209% due 09/25/2035 ^~	50	41

ChaseFlex Trust
2.806% due 07/25/2037 •		519	477
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •		14	14
Countrywide Alternative Loan Trust
2.626% due 06/25/2036 •		2,514	2,337
2.680% due 03/20/2046 •		4,841	4,398
2.686% due 05/25/2047 •		262	255
2.700% due 05/20/2046 ^•		115	93
3.717% due 08/25/2035 •		7,999	7,834
6.000% due 10/25/2033		11	11
6.000% due 12/25/2034		4,782	4,722
6.000% due 12/25/2035 ^		3,531	3,329
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~		92	92
4.592% due 02/20/2036 ^•		29	25
Credit Suisse Mortgage Capital Certificates
3.546% due 02/27/2037 ~		881	890
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~		40	33
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	194	196
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •		$2,339	2,077
GSR Mortgage Loan Trust
3.605% due 06/25/2034 ~		44	44
4.464% due 11/25/2035 ~		39	40
4.474% due 11/25/2035 ^~		150	139
6.000% due 03/25/2037 ^		31	27
HarborView Mortgage Loan Trust
2.910% due 05/19/2035 •		1,344	1,303
Impac CMB Trust
3.506% due 07/25/2033 •		15	15
IndyMac Mortgage Loan Trust
2.696% due 09/25/2046 •		327	292
3.126% due 06/25/2034 •		148	147
JPMorgan Mortgage Trust
4.327% due 07/25/2035 ~		770	791
4.385% due 11/25/2035 ^~		108	105
4.479% due 08/25/2034 ~		549	554
5.750% due 01/25/2036 ^		32	25
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •		60	58
2.756% due 11/25/2035 •		27	25
3.677% due 02/25/2035 ~		658	683
4.385% due 12/25/2032 •		1	1
Prime Mortgage Trust
2.906% due 02/25/2034 •		7	7
Residential Accredit Loans, Inc. Trust
2.676% due 01/25/2037 •		2,523	2,311
2.691% due 08/25/2036 •		711	649
Structured Adjustable Rate Mortgage Loan Trust
4.209% due 08/25/2035 ~		56	56
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		278	274
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•		445	406
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •		27	27
2.796% due 10/25/2045 •		27	27
2.876% due 05/25/2034 •		2,146	1,959
3.157% due 02/25/2046 •		113	112
3.357% due 11/25/2042 •		17	17
3.557% due 08/25/2042 •		10	10
3.756% due 07/25/2037 ^~		9,661	8,812
Washington Mutual Mortgage Pass-Through Certificates Trust
2.987% due 11/25/2046 •		8,590	7,822
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~		538	527
4.607% due 03/25/2036 ~		67	68
4.869% due 01/25/2035 ~		45	46

Total Non-Agency Mortgage-Backed Securities (Cost $51,200)			56,675

ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp. Home Equity Loan Trust
2.636% due 12/25/2036 •		6,125	3,981
Allegro CLO Ltd.
3.740% due 01/30/2026 •		709	710
Americredit Automobile Receivables Trust
2.429% due 08/19/2019		2,952	2,951
Argent Securities Trust
2.776% due 05/25/2036 •		6,618	2,353

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.886% due 02/25/2036 •		1,480	1,143
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •		300	299
Bayview Financial Asset Trust
2.956% due 03/25/2037 •		707	654
Bear Stearns Asset-Backed Securities Trust
3.456% due 10/25/2037 •		2,634	2,550
3.559% due 10/25/2036 ~		325	227
CIFC Funding Ltd.
3.350% due 10/25/2027 •		2,200	2,172
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		3,014	3,054
Citigroup Mortgage Loan Trust, Inc.
2.766% due 03/25/2037 •		1,420	1,282
Countrywide Asset-Backed Certificates
2.636% due 12/25/2036 ^•		2,132	1,963
2.646% due 05/25/2037 •		4,220	4,037
2.646% due 07/25/2037 ^•		6,336	5,522
2.646% due 06/25/2047 ^•		1,246	1,129
2.656% due 04/25/2047 ^•		363	347
2.756% due 06/25/2047 •		1,600	1,490
2.766% due 12/25/2036 ^•		5,200	5,000
Countrywide Asset-Backed Certificates Trust
2.656% due 02/25/2037 •		145	145
2.666% due 03/25/2037 •		376	372
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •		8	7
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		2,132	2,140
Credit-Based Asset Servicing & Securitization Trust
2.756% due 07/25/2036 •		2,000	1,879
First NLC Trust
2.996% due 02/25/2036 •		14,622	9,980
Fremont Home Loan Trust
2.566% due 01/25/2037 •		8	5
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		800	798
HSI Asset Securitization Corp. Trust
2.656% due 12/25/2036 •		10,184	8,069
JPMorgan Mortgage Acquisition Trust
2.641% due 07/25/2036 •		1,646	1,329
2.716% due 03/25/2037 •		2,005	2,000
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •		12	12
3.266% due 08/25/2045 •		4,505	4,536
MASTR Asset-Backed Securities Trust
2.606% due 11/25/2036 •		11,043	7,537
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 02/25/2037 •		3,751	3,453
2.656% due 06/25/2036 •		2,232	1,495
2.686% due 02/25/2037 •		1,745	753
2.721% due 03/25/2037 •		11,122	5,535
2.736% due 09/25/2036 •		961	569
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		1,076	1,077
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		628	628
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		329	328
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		1,000	1,000
RAAC Trust
2.986% due 03/25/2037 •		495	495
Residential Asset Securities Corp. Trust
2.946% due 12/25/2035 •		10,019	9,592
2.976% due 11/25/2035 •		13,000	12,311
Santander Drive Auto Receivables Trust
2.629% due 11/15/2019		6,851	6,848
Saxon Asset Securities Trust
2.956% due 11/25/2037 •		3,580	3,405
Securitized Asset-Backed Receivables LLC Trust
2.596% due 05/25/2037 •		14,809	9,439
2.756% due 05/25/2036 •		3,519	2,244
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		46	47
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	158	181
Soundview Home Loan Trust
3.346% due 08/25/2035 ^•		$2,989	2,599
3.586% due 07/25/2035 •		3,290	3,327
Structured Asset Investment Loan Trust
2.656% due 09/25/2036 •		1,750	1,690
Structured Asset Securities Corp. Mortgage Loan Trust
2.826% due 05/25/2037 •		393	392
2.846% due 02/25/2036 •		2,205	2,209
3.156% due 04/25/2031 •		4,830	4,710

Telos CLO Ltd.
3.399% due 04/17/2028 •		2,700	2,695
TICP CLO Ltd.
3.309% due 04/20/2028 •		1,800	1,777
Venture CLO Ltd.
3.256% due 04/15/2027 •		9,600	9,531

Total Asset-Backed Securities (Cost $156,065)			168,003

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		6,550	3,614
5.875% due 01/11/2028		3,100	2,240
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,923	100
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,426	38
59.257% (ARLLMONP) due 06/21/2020 ~(a)		68,723	1,966
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,177
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	17,357	5,028
6.000% due 05/15/2055		13,254	4,028
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,236
Israel Government International Bond
4.125% due 01/17/2048		700	687
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,985,898	18,699
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,900	1,483
6.350% due 08/12/2028		18,550	5,788
8.200% due 08/12/2026		8,200	2,859
Province of Ontario
1.650% due 09/27/2019		$900	893
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,635
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,490
4.500% due 04/17/2030		1,400	1,395
5.000% due 04/17/2049		800	773

Total Sovereign Issues (Cost $62,349)			57,129

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.1%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$7,800	7,804
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		2,500	2,501

			10,305

COMMERCIAL PAPER 1.0%
Ford Motor Credit Co.
2.780% due 02/19/2019		9,300	9,259
Mondelez International, Inc.
3.100% due 02/27/2019		6,500	6,468

			15,727

REPURCHASE AGREEMENTS (i) 0.1%			2,034

ARGENTINA TREASURY BILLS 0.0%
(6.274)% due 01/31/2019 - 06/28/2019 (c)(d)	ARS	11,281	338

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	3,100	3,546

JAPAN TREASURY BILLS 11.7%
(0.262)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	20,300,000	185,219

U.S. TREASURY BILLS 7.4%
2.360% due 01/03/2019 - 03/14/2019 (c)(d)(m)		$118,457	118,105

Total Short-Term Instruments (Cost $329,808)			335,274

Total Investments in Securities (Cost $1,526,358)			1,542,140

	SHARES
INVESTMENTS IN AFFILIATES 33.1%
SHORT-TERM INSTRUMENTS 33.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.1%
PIMCO Short Asset Portfolio		24,123,056	239,349
PIMCO Short-Term Floating NAV Portfolio III		29,010,499	286,740

Total Short-Term Instruments (Cost $528,160)			526,089

Total Investments in Affiliates (Cost $528,160)			526,089

Total Investments 130.1% (Cost $2,054,518)			$2,068,229
Financial Derivative Instruments (j)(l) (9.9)% (Cost or Premiums, net $12,561)			(157,621)
Other Assets and Liabilities, net (20.2)%			(321,030)

Net Assets 100.0%			$1,589,578

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$296	U.S. Treasury Notes 2.875% due 09/30/2023	$(306)	$296	$296
JPS	3.300	12/31/2018	01/02/2019	1,738	U.S. Treasury Notes 2.875% due 08/15/2028	(1,747)	1,738	1,739

Total Repurchase Agreements						$(2,053)	$2,034	$2,035

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	13,100	$(10,931)	$(10,830)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000	02/01/2049		$6,000	(6,273)	(6,281)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875	08/15/2028		1,700	(1,716)	(1,747)

Total Short Sales (1.2)%					$(18,920)	$(18,858)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $58 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,641) at a weighted average interest rate of 0.788%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	843	$843	$7	$1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	430	430	4	0

Total Purchased Options					$11	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	685	$685	$(112)	$(33)

Total Written Options					$(112)	$(33)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	7,049	$1,714,493	$(421)	$0	$0
90-Day Eurodollar September Futures	09/2020	847	206,552	816	64	0
E-mini S&P 500 Index March Futures	03/2019	661	82,797	(3,739)	635	0
Euro-Bobl March Futures	03/2019	294	44,639	103	0	(10)
Euro-Bund 10-Year Bond March Futures	03/2019	36	6,746	78	0	(8)
U.S. Treasury 5-Year Note March Futures	03/2019	1,697	194,625	2,196	424	0
U.S. Treasury 10-Year Note March Futures	03/2019	2,069	252,450	6,037	808	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	256	41,128	297	152	0

				$5,367	$2,083	$(18)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	7,049	$(1,717,225)	$(7,231)	$0	$(352)
90-Day Eurodollar September Futures	09/2021	847	(206,562)	(997)	0	(117)
Australia Government 10-Year Bond March Futures	03/2019	335	(31,306)	(315)	0	(148)
U.S. Treasury 2-Year Note March Futures	03/2019	304	(64,543)	(442)	0	(43)
U.S. Treasury 30-Year Bond March Futures	03/2019	967	(141,182)	(2,820)	0	(453)
United Kingdom Long Gilt March Futures	03/2019	3	(471)	(4)	0	(2)

				$(11,809)	$0	$(1,115)

Total Futures Contracts				$(6,442)	$2,083	$(1,133)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.146%	EUR	3,000	$(9)	$8	$(1)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$400	$6	$(4)	$2	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	95,500	$(12)	$(1,066)	$(1,078)	$0	$(9)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,100	(267)	422	155	0	(75)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	205,200	(399)	1,947	1,548	15	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	116	(102)	0	(5)
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		437,000	72	1,443	1,515	95	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		437,000	(15)	(1,843)	(1,858)	0	(188)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,300	312	(110)	202	0	(15)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		163,200	0	4,357	4,357	302	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		77,100	(816)	1,237	421	151	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	(226)	(73)	138	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		169,000	(17)	(3,203)	(3,220)	0	(495)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		52,700	0	(1,022)	(1,022)	0	(154)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		183,200	11,411	(4,680)	6,731	0	(492)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	36	38	0	(4)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	251	98	0	(101)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	701	337	0	(83)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		123,700	2	1,187	1,189	0	(485)
Pay (5)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		116,700	0	2,691	2,691	235	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		30,600	0	(664)	(664)	0	(123)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		127,000	(444)	3,167	2,723	653	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		94,500	565	(2,948)	(2,383)	0	(577)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,400	(60)	27	(33)	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		11,800	1,349	(461)	888	0	(65)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		24,200	0	(1,273)	(1,273)	0	(144)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		10,700	0	(514)	(514)	0	(65)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	3,500	55	(68)	(13)	0	(4)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,100	(426)	806	380	1	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		9,100	(142)	(108)	(250)	0	(8)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	367,500	799	511	1,310	0	(5)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,300	(128)	64	(64)	0	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		367,500	25	560	585	24	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(878)	312	(566)	0	(8)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		17,700	670	(789)	(119)	0	(85)
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(53)	(136)	(189)	0	(22)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(231)	(572)	(803)	0	(92)
Receive (5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		24,900	157	(1,008)	(851)	0	(93)
Receive (5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		20,400	0	(811)	(811)	0	(77)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		4,100	(25)	(244)	(269)	0	(46)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	44,650,000	1,284	1,091	2,375	22	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		17,760,000	(378)	(1,520)	(1,898)	0	(57)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		7,870,000	17	667	684	24	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		13,550,000	831	1,199	2,030	45	0
Pay	6-Month JPY-LIBOR	0.338	Semi-Annual	11/12/2028		5,000	0	1	1	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(323)	(323)	0	(6)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,070,000	132	(743)	(611)	0	(18)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		530,000	0	(231)	(231)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		6,655,000	375	(2,788)	(2,413)	0	(61)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,070,000	1,116	(613)	503	0	(6)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	14	94	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	(117)	(121)	0	(10)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	174	182	18	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	(190)	(193)	175	0
Receive	UKRPI	3.593	Maturity	11/15/2028		4,200	0	35	35	32	0
Receive	UKRPI	3.595	Maturity	11/15/2028		4,200	0	36	36	32	0
Receive	UKRPI	3.603	Maturity	11/15/2028		4,200	0	41	41	32	0

							$14,382	$(5,178)	$9,204	$2,003	$(3,683)

Total Swap Agreements							$14,379	$(5,174)	$9,205	$2,004	$(3,683)

(k)

Securities with an aggregate market value of $26,625 and cash of $3,380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	27,232		$20,451	$499	$0
	01/2019	EUR	16,936		19,335	0	(82)
	01/2019		$1,703	ARS	69,315	105	0
	01/2019		10,700	CAD	14,334	0	(198)
	02/2019		17,817	NOK	150,965	0	(323)
	02/2019		22,176	TRY	126,598	1,131	0
BPS	01/2019	JPY	2,780,000		$24,680	0	(688)
BRC	01/2019		229,300		2,070	0	(23)
CBK	01/2019	BRL	32,981		8,448	0	(62)
	01/2019	EUR	412		470	0	(3)
	01/2019	GBP	1,916		2,453	10	0
	01/2019	JPY	3,520,000		31,253	0	(867)
	01/2019		$8,512	BRL	32,981	0	(2)
	01/2019		4,240	CAD	5,579	0	(153)
	03/2019	EUR	3,100		$3,946	373	0
	03/2019	KRW	5,095,850		4,547	0	(41)
DUB	01/2019	BRL	32,981		8,512	2	0
	01/2019		$8,531	BRL	32,981	0	(21)
	02/2019	BRL	32,981		$8,515	20	0
FBF	01/2019		$350	RUB	23,660	0	(11)
	04/2019	CNH	1,105		$158	0	(3)
GLM	01/2019	AUD	866		621	11	0
	01/2019	GBP	14,220		18,156	45	(21)
	01/2019	JPY	3,250,000		28,835	0	(836)
HUS	01/2019		$20	ARS	801	1	0
	01/2019		12	MXN	244	0	0
	04/2019	ARS	1,119		$26	0	0
	01/2021	BRL	1,770		273	0	(152)
JPM	01/2019	AUD	739		546	25	0
	01/2019	CAD	3,754		2,850	99	0
	01/2019	EUR	371		422	0	(3)
	01/2019	JPY	3,250,000		28,739	0	(932)
	01/2019		$1,182	GBP	941	18	0
	02/2019	TRY	115,953		$19,792	0	(1,555)
	02/2019		$5,655	CNH	39,381	78	0
	03/2019	EUR	12,371		$14,765	520	0
	11/2019	CNH	39,557		5,655	0	(102)
MYI	01/2019	CAD	5,700		4,331	155	0
NGF	02/2019		$15,908	CNH	110,815	224	0
	11/2019	CNH	111,324		$15,908	0	(293)
RYL	01/2019	CAD	6,316		4,719	91	0
SCX	02/2019		$15,415	CNH	107,424	223	0
	11/2019	CNH	107,914		$15,415	0	(290)
SOG	01/2019	CAD	8,449		6,352	162	0
	01/2019	RUB	30,946		467	24	0
SSB	01/2019	JPY	7,500,000		66,383	0	(2,127)
	01/2019		$2,657	CAD	3,532	0	(70)
	03/2019	SGD	20,056		$14,676	0	(65)
	03/2019	TWD	582,475		19,046	0	(132)
UAG	01/2019	JPY	2,353,930		20,780	0	(703)
	03/2019	HKD	1,209		155	0	0

Total Forward Foreign Currency Contracts						$3,816	$(9,758)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	8,020	$241	$7
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,766	72	7

							$313	$14

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$380,500	$1,408	$2,572
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	233,400	848	1,587
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	248,500	261	7
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	800,000	2,896	5,438
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	39,800	1,600	887
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	767,500	877	3,633

							$7,890	$14,124

Total Purchased Options							$8,203	$14,138

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$ 85,600	$ (120)	$(50)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	85,600	(111)	(50)

						$ (231)	$(100)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019	$	5,989	$(71)	$(48)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,765	(33)	(22)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	16,040	(241)	(2)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	24,031	(494)	(195)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		15,531	(72)	(4)

							$(911)	$(271)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$380,500	$(1,822)	$(2,842)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	233,400	(1,133)	(1,812)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	49,700	(261)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	800,000	(3,760)	(6,230)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	289,100	(1,602)	(501)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	307,000	(877)	(3,344)

							$(9,455)	$(14,734)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «	04/30/2019	$51,100	$(50)	$(50)

Total Written Options				$(10,662)	$(15,155)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	2,100	$391	$(47)	$344	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,000	183	(19)	164	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,050	200	(28)	172	0

								$774	$(94)	$680	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$533	$(110)	$71	$0	$(39)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	81	(51)	30	0

						$(29)	$20	$30	$(39)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$11	$8	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	4,849	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	$26,255	$0	$(2,182)	$0	$(2,182)
	Receive	S&P 500 Total Return Index	8,546	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	46,823	0	(4,337)	0	(4,337)
	Receive	S&P 500 Total Return Index	2,345	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	12,591	0	(962)	0	(962)
	Receive	S&P 500 Total Return Index	5,040	3-Month USD-LIBOR plus a specified spread	Quarterly	06/11/2020	24,205	0	902	902	0
BPS	Receive	S&P 500 Total Return Index	13,217	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	71,961	0	(6,494)	0	(6,494)
	Receive	S&P 500 Total Return Index	16,543	3-Month USD-LIBOR plus a specified spread	Quarterly	12/04/2019	86,511	0	(4,207)	0	(4,207)
	Receive	S&P 500 Total Return Index	6,274	3-Month USD-LIBOR plus a specified spread	Quarterly	01/09/2020	30,771	0	488	488	0
CBK	Receive	S&P 500 Total Return Index	9,283	3-Month USD-LIBOR plus a specified spread	Quarterly	03/20/2019	46,959	0	(748)	0	(748)
	Receive	S&P 500 Total Return Index	7,869	3-Month USD-LIBOR plus a specified spread	Quarterly	03/18/2020	41,434	0	(2,266)	0	(2,266)
FAR	Receive	S&P 500 Total Return Index	12,735	3-Month USD-LIBOR plus a specified spread	Quarterly	03/20/2019	69,802	0	(6,720)	0	(6,720)
	Receive	S&P 500 Total Return Index	50,419	3-Month USD-LIBOR plus a specified spread	Maturity	08/22/2019	282,749	0	(34,607)	0	(34,607)
	Receive	S&P 500 Total Return Index	7,760	3-Month USD-LIBOR plus a specified spread	Quarterly	11/20/2019	42,164	0	(3,587)	0	(3,587)
	Receive	S&P 500 Total Return Index	50,419	3-Month USD-LIBOR plus a specified spread	Maturity	02/20/2020	282,749	0	(34,645)	0	(34,645)
GST	Receive	S&P 500 Total Return Index	4,676	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019	25,108	0	(1,916)	0	(1,916)
	Receive	S&P 500 Total Return Index	10,088	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	54,925	0	(4,962)	0	(4,962)
	Receive	S&P 500 Total Return Index	4,676	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020	25,108	0	(1,917)	0	(1,917)
	Receive	S&P 500 Total Return Index	8,696	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020	43,343	0	(392)	0	(392)
SOG	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019	386,243	0	(38,451)	0	(38,451)
UAG	Receive	S&P 500 Total Return Index	9,440	3-Month USD-LIBOR plus a specified spread	Quarterly	05/16/2019	50,536	0	(3,577)	0	(3,577)

								$0	$(150,580)	$1,390	$(151,970)

Total Swap Agreements								$742	$(150,643)	$2,108	$(152,009)

(m)

Securities with an aggregate market value of $180,363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$844	$2,594	$3,438
Corporate Bonds & Notes
Banking & Finance	0	133,541	0	133,541
Industrials	0	40,714	0	40,714
Utilities	0	31,220	0	31,220
Municipal Bonds & Notes
California	0	774	0	774
Illinois	0	1,769	0	1,769
Iowa	0	507	0	507
Nevada	0	143	0	143
New York	0	1,186	0	1,186
North Carolina	0	200	0	200
West Virginia	0	491	0	491
U.S. Government Agencies	0	402,340	0	402,340
U.S. Treasury Obligations	0	308,736	0	308,736
Non-Agency Mortgage-Backed Securities	0	56,675	0	56,675
Asset-Backed Securities	0	168,003	0	168,003
Sovereign Issues	0	57,129	0	57,129
Short-Term Instruments
Certificates of Deposit	0	10,305	0	10,305
Commercial Paper	0	15,727	0	15,727
Repurchase Agreements	0	2,034	0	2,034
Argentina Treasury Bills	0	338	0	338
Greece Treasury Bills	0	3,546	0	3,546
Japan Treasury Bills	0	185,219	0	185,219
U.S. Treasury Bills	0	118,105	0	118,105
	$0	$1,539,546	$2,594	$1,542,140

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$526,089	$0	$0	$526,089

Total Investments	$526,089	$1,539,546	$2,594	$2,068,229

Short Sales, at Value - Liabilities
Sovereign Issues	0	(10,830)	0	(10,830)
U.S. Government Agencies	0	(6,281)	0	(6,281)
U.S. Treasury Obligations	0	(1,747)	0	(1,747)
	$0	$(18,858)	$0	$(18,858)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,083	2,005	0	4,088
Over the counter	0	20,062	0	20,062
	$2,083	$22,067	$0	$24,150

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,133)	(3,716)	0	(4,849)
Over the counter	0	(176,872)	(50)	(176,922)
	$(1,133)	$(180,588)	$(50)	$(181,771)

Total Financial Derivative Instruments	$950	$(158,521)	$(50)	$(157,621)

Totals	$527,039	$1,362,167	$2,544	$1,891,750
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~		$153	$148
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,300	3,292

Total Loan Participations and Assignments (Cost $3,439)			3,440

CORPORATE BONDS & NOTES 38.7%
BANKING & FINANCE 21.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,600
4.250% due 07/01/2020		800	802
4.625% due 10/30/2020		300	302
Air Lease Corp.
2.500% due 03/01/2021		400	390
American Tower Corp.
2.250% due 01/15/2022		400	383
2.800% due 06/01/2020		200	199
5.900% due 11/01/2021		1,300	1,375
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,500	1,483
Bank of America Corp.
3.129% (US0003M + 0.660%) due 07/21/2021 ~		3,800	3,785
3.437% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,161
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,478
4.046% (US0003M + 1.430%) due 02/15/2023 ~		800	770
4.610% due 02/15/2023 •		900	893
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,300	1,310
Citigroup, Inc.
3.696% (US0003M + 0.930%) due 06/07/2019 ~		1,800	1,804
3.761% (US0003M + 1.023%) due 06/01/2024 ~		4,100	4,019
Credit Agricole S.A.
3.750% due 04/24/2023		300	294
Credit Suisse AG
6.500% due 08/08/2023		2,400	2,510
6.500% due 08/08/2023 (g)		2,500	2,614
Crown Castle International Corp.
2.250% due 09/01/2021		1,000	967
Deutsche Bank AG
2.500% due 02/13/2019		700	699
3.284% (US0003M + 0.815%) due 01/22/2021 ~		6,100	5,823
3.921% (US0003M + 1.230%) due 02/27/2023 ~		1,800	1,663
4.250% due 10/14/2021		2,800	2,739
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,288
FCE Bank PLC
1.875% due 06/24/2021	EUR	200	229
Ford Motor Credit Co. LLC
0.054% due 12/01/2021 •		300	321
0.114% due 05/14/2021 •		200	219
2.262% due 03/28/2019		$1,600	1,596
2.943% due 01/08/2019		400	400
3.157% due 08/04/2020		800	784
3.200% due 01/15/2021		1,600	1,551
3.512% (US0003M + 0.930%) due 11/04/2019 ~		300	299
3.606% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,199
3.754% (US0003M + 0.930%) due 09/24/2020 ~		600	589
3.988% (US0003M + 1.580%) due 01/08/2019 ~		500	500
5.750% due 02/01/2021		400	408
General Motors Financial Co., Inc.
3.200% due 07/13/2020		500	494
3.678% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,611
4.051% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,105
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,500	2,429
4.459% (US0003M + 1.770%) due 02/25/2021 ~		3,700	3,752
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		200	191

HSBC Holdings PLC
5.007% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,381
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	7,920
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,205
6.250% due 05/15/2019		800	807
8.250% due 12/15/2020		1,400	1,507
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,422
3.390% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,654
3.411% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,880
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		900	891
4.050% due 08/16/2023		800	791
4.550% due 08/16/2028		700	674
Mitsubishi UFJ Financial Group, Inc.
3.368% (US0003M + 0.860%) due 07/26/2023 ~		4,300	4,254
Mizuho Financial Group, Inc.
3.647% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,400
3.905% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,024
Morgan Stanley
3.168% (US0003M + 0.550%) due 02/10/2021 ~		1,300	1,286
3.737% due 04/24/2024 •		1,700	1,689
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,057
Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,275
Navient Corp.
4.875% due 06/17/2019		345	344
5.000% due 10/26/2020		200	192
6.625% due 07/26/2021		100	97
8.000% due 03/25/2020		600	611
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,208
2.650% due 07/13/2022		1,600	1,531
3.016% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,597
3.777% due 03/08/2019 •		2,800	2,803
NTT Finance Corp.
1.900% due 07/21/2021		400	386
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,699
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,937
3.333% (US0003M + 0.520%) due 06/28/2021 ~		3,200	3,176
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,912
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,200	1,193
Santander UK PLC
4.258% (US0003M + 1.480%) due 03/14/2019 ~		3,900	3,907
SBA Tower Trust
3.168% due 04/09/2047		800	790
Societe Generale S.A.
3.738% due 04/08/2021 •		2,600	2,628
Springleaf Finance Corp.
5.250% due 12/15/2019		300	301
6.000% due 06/01/2020		200	201
Standard Chartered PLC
3.770% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,908
Sumitomo Mitsui Financial Group, Inc.
3.546% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,613
4.447% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,690
Sumitomo Mitsui Trust Bank Ltd.
3.249% (US0003M + 0.510%) due 03/06/2019 ~		2,100	2,101
Synchrony Financial
2.600% due 01/15/2019		2,300	2,299
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,848
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	387
4.071% due 02/01/2022 •		300	303
Unibail-Rodamco SE
3.206% (US0003M + 0.770%) due 04/16/2019 ~		1,400	1,403
UniCredit SpA
7.830% due 12/04/2023		1,650	1,728
Volkswagen Bank GmbH
0.109% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	400	450
0.625% due 09/08/2021		1,300	1,479
Volkswagen Leasing GmbH
0.132% (EUR003M + 0.450%) due 07/06/2021 •		500	563
Wells Fargo & Co.
6.558% (US0003M + 3.770%) due 03/15/2019 ~(f)		$900	896

			162,326

INDUSTRIALS 14.2%
AbbVie, Inc.
2.900% due 11/06/2022	200	195
Activision Blizzard, Inc.
2.600% due 06/15/2022	1,100	1,068
Allergan Funding SCS
3.000% due 03/12/2020	100	100
AutoNation, Inc.
3.350% due 01/15/2021	200	199
BAT Capital Corp.
3.204% due 08/14/2020 •	7,800	7,725
BAT International Finance PLC
1.625% due 09/09/2019	300	296
Bayer U.S. Finance LLC
2.750% due 07/15/2021	800	780
3.452% (US0003M + 0.630%) due 06/25/2021 ~	700	691
3.798% (US0003M + 1.010%) due 12/15/2023 ~	1,000	957
Broadcom Corp.
2.375% due 01/15/2020	2,300	2,272
3.000% due 01/15/2022	300	289
Campbell Soup Co.
3.650% due 03/15/2023	1,500	1,464
Celgene Corp.
2.250% due 08/15/2021	1,200	1,164
Charter Communications Operating LLC
3.579% due 07/23/2020	1,700	1,699
4.464% due 07/23/2022	3,200	3,233
4.500% due 02/01/2024	1,600	1,599
Conagra Brands, Inc.
3.800% due 10/22/2021	1,100	1,101
Constellation Brands, Inc.
2.650% due 11/07/2022	300	288
Continental Resources, Inc.
5.000% due 09/15/2022	160	159
Cox Communications, Inc.
3.250% due 12/15/2022	1,400	1,369
Crown Castle Towers LLC
3.222% due 05/15/2042	100	99
D.R. Horton, Inc.
4.375% due 09/15/2022	1,200	1,215
Daimler Finance North America LLC
3.350% due 05/04/2021	3,400	3,390
Dell International LLC
3.480% due 06/01/2019	3,900	3,889
4.420% due 06/15/2021	4,600	4,598
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	1,100	1,056
Discovery Communications LLC
4.375% due 06/15/2021	300	305
DISH DBS Corp.
5.125% due 05/01/2020	100	99
7.875% due 09/01/2019	100	102
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~	2,100	2,095
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	2,538	2,536
eBay, Inc.
2.750% due 01/30/2023	1,100	1,058
3.800% due 03/09/2022	500	502
EMC Corp.
2.650% due 06/01/2020	400	384
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,093
Energy Transfer Operating LP
5.200% due 02/01/2022	400	411
Energy Transfer Partners LP
5.000% due 10/01/2022	300	306
EQT Corp.
3.567% (US0003M + 0.770%) due 10/01/2020 ~	300	292
ERAC USA Finance LLC
2.600% due 12/01/2021	200	195
4.500% due 08/16/2021	300	306
GATX Corp.
4.850% due 06/01/2021	200	206
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,365
Harris Corp.
3.166% due 02/27/2019 ~	1,300	1,300
Hyundai Capital America
3.601% due 09/18/2020 •	2,200	2,191
3.801% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,299

Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	985
3.750% due 07/21/2022	1,700	1,688
Keurig Dr Pepper, Inc.
4.057% due 05/25/2023	2,300	2,293
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	300
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	6,500	6,448
3.500% due 07/15/2022	1,700	1,677
Marathon Oil Corp.
2.800% due 11/01/2022	400	376
Marvell Technology Group Ltd.
4.200% due 06/22/2023	1,300	1,297
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	900	894
MGM Resorts International
6.750% due 10/01/2020	200	206
Microchip Technology, Inc.
3.922% due 06/01/2021	500	496
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,200	1,150
Mondelez International, Inc.
3.625% due 05/07/2023	900	902
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	2,000	1,990
3.375% due 02/01/2022	500	495
Pernod Ricard S.A.
4.250% due 07/15/2022	700	711
4.450% due 01/15/2022	150	153
Pioneer Natural Resources Co.
3.950% due 07/15/2022	300	301
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	600	577
Ryder System, Inc.
2.500% due 09/01/2022	300	288
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,237
5.625% due 04/15/2023	900	949
5.625% due 03/01/2025	400	416
Sands China Ltd.
4.600% due 08/08/2023	1,300	1,295
5.125% due 08/08/2025	1,300	1,290
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	631
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~	3,500	3,495
Syngenta Finance NV
3.698% due 04/24/2020	300	298
3.933% due 04/23/2021	1,700	1,678
4.441% due 04/24/2023	1,300	1,254
Texas Eastern Transmission LP
4.125% due 12/01/2020	300	302
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	2,800	2,777
Time Warner Cable LLC
5.000% due 02/01/2020	100	101
8.250% due 04/01/2019	130	131
United Technologies Corp.
3.100% due 06/01/2022	1,100	1,078
VMware, Inc.
2.300% due 08/21/2020	700	686
2.950% due 08/21/2022	2,900	2,766
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	498
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	1,600	1,595
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,080

		105,724

UTILITIES 2.8%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	500	498
3.488% (US0003M + 0.750%) due 06/01/2021 ~	5,000	4,970
3.956% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,747
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	2,100	2,091
5.050% due 09/15/2019	200	202
Entergy Corp.
4.000% due 07/15/2022	300	303
Exelon Corp.
5.150% due 12/01/2020	300	307

ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,322
ONEOK, Inc.
4.250% due 02/01/2022	300	303
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	308
Plains All American Pipeline LP
2.600% due 12/15/2019	800	788
Progress Energy, Inc.
4.400% due 01/15/2021	200	204
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,176
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	500	494
Sprint Capital Corp.
6.900% due 05/01/2019	1,700	1,715
Sprint Communications, Inc.
7.000% due 03/01/2020	200	205
7.000% due 08/15/2020	100	103
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,400	2,425
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	727

		20,888

Total Corporate Bonds & Notes (Cost $291,889)		288,938

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	800	795
3.127% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,313

Total Municipal Bonds & Notes (Cost $3,100)		3,108

U.S. GOVERNMENT AGENCIES 21.7%
Fannie Mae
2.626% due 03/25/2034 •	141	140
2.649% due 05/25/2058 •	2,539	2,535
2.749% due 09/25/2046 •	3,255	3,259
2.756% due 05/25/2037 •	72	72
2.856% due 03/25/2037 - 07/25/2037 •	88	88
2.866% due 03/25/2037 •	58	58
2.886% due 07/25/2037 •	114	114
2.906% due 09/25/2035 •	294	295
2.951% due 02/25/2037 •	137	137
3.000% due 10/25/2040	1,491	1,481
3.136% due 05/25/2040 •	511	517
3.206% due 10/25/2037 •	842	854
3.226% due 06/25/2037 •	263	267
3.231% due 11/25/2022 •	1,918	1,936
3.253% due 07/01/2044 •	43	43
3.256% due 03/25/2038 - 01/25/2040 •	865	881
3.326% due 12/25/2039 •	157	159
3.406% due 07/25/2039 •	99	101
3.500% due 12/01/2047 - 08/01/2048	57,792	57,831
3.575% due 12/01/2033 •	68	71
3.606% due 04/01/2035 •	413	430
3.844% due 11/01/2035 •	70	71
4.169% due 11/01/2028 •	5	5
4.258% due 12/01/2036 •	154	161
4.293% due 05/01/2038 •	439	460
4.383% due 11/01/2027 •	6	7
4.445% due 04/01/2028 - 07/01/2028 •	6	6
4.466% due 02/01/2027 •	1	1
4.530% due 11/01/2028 •	7	8
5.000% due 04/25/2033	252	270
5.188% due 09/01/2034 •	68	72
5.627% due 08/01/2029 •	3	3
8.000% due 03/01/2030 - 07/01/2031	15	15
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	39,500	39,492
4.000% due 01/01/2049 - 02/01/2049	22,600	23,032
Freddie Mac
2.739% due 07/15/2040 •	949	947
2.755% due 02/15/2037 •	7	7
2.785% due 02/15/2037 •	23	23
2.795% due 02/15/2037 •	68	68
2.799% due 03/15/2042 •	360	360
2.855% due 06/15/2041 •	775	780
3.005% due 07/15/2041 •	1,412	1,424
3.055% due 10/15/2037 •	85	86
3.125% due 08/15/2037 •	920	932

3.155% due 08/15/2037 •		1,788	1,814
3.165% due 10/15/2037 •		312	317
3.175% due 05/15/2037 - 09/15/2037 •		2,068	2,101
3.205% due 08/15/2036 •		138	140
3.305% due 11/15/2039 - 12/15/2039 •		44	45
3.310% due 01/15/2038 •		458	467
4.315% due 06/01/2035 •		322	338
4.360% due 09/01/2037 •		1,047	1,103
4.750% due 12/01/2022 •		1	1
5.000% due 12/01/2026 - 08/01/2041		141	148
6.000% due 01/01/2029 - 02/01/2034		317	345
6.500% due 10/25/2043		647	752
8.500% due 04/01/2025		1	1
Ginnie Mae
2.814% due 03/20/2065 •		106	106
3.064% due 12/20/2065 •		2,572	2,601
3.084% due 02/20/2066 •		89	90
3.114% due 01/20/2066 •		398	403
3.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~		49	49
3.125% due 12/20/2027 •		24	25
3.314% due 01/20/2066 - 03/20/2066 •		6,677	6,821
3.375% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~		69	71
3.375% due 01/20/2028 - 02/20/2028 •		45	47
3.464% due 03/20/2066 •		406	417
3.625% (H15T1Y + 1.500%) due 05/20/2026 ~		31	32
3.625% due 04/20/2027 - 04/20/2041 •		3,144	3,248
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~		155	158
3.750% due 07/20/2027 •		114	119
NCUA Guaranteed Notes
2.830% due 10/07/2020 •		820	821

Total U.S. Government Agencies (Cost $160,046)			162,079

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Bonds
4.375% due 11/15/2039 (m)		2,800	3,439
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)(m)		1,707	1,661
0.125% due 01/15/2022 (k)(m)		3,687	3,580
0.125% due 04/15/2022 (m)		29,220	28,277
0.125% due 07/15/2022 (k)(m)		5,388	5,235
0.500% due 01/15/2028		6,766	6,462
0.750% due 07/15/2028 (m)		2,720	2,665
U.S. Treasury Notes
2.250% due 08/15/2027 (m)		9,900	9,591

Total U.S. Treasury Obligations (Cost $62,253)			60,910

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
BCAP LLC Trust
2.753% due 02/26/2047 •		2,086	2,068
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~		60	61
4.035% due 02/25/2033 ~		9	8
4.291% due 01/25/2034 ~		15	15
4.689% due 01/25/2034 ~		416	419
Bear Stearns ALT-A Trust
4.209% due 09/25/2035 ^~		137	113
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~		500	452
5.425% due 12/26/2046 ^~		311	291
Canadian Mortgage Pools
2.459% due 07/01/2020	CAD	7,317	5,376
Citigroup Commercial Mortgage Trust
3.735% due 07/15/2027 •		$500	498
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •		165	166
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
2.885% due 03/25/2032 ~		78	74
5.302% due 06/25/2032 ~		7	7
GreenPoint Mortgage Funding Trust
3.046% due 11/25/2045 •		218	191
GSR Mortgage Loan Trust
2.856% due 01/25/2034 •		25	24
4.354% due 01/25/2036 ^~		49	49
Impac CMB Trust
3.266% due 10/25/2033 •		14	13
Lehman Mortgage Trust
2.826% due 08/25/2036 ^•		1,415	1,125
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •		206	198
Morgan Stanley Resecuritization Trust
2.625% due 01/26/2051 •		37	37

Prime Mortgage Trust
2.906% due 02/25/2034 •		51	49
Southern Pacific Financing PLC
1.087% due 06/10/2043 •	GBP	420	528
Structured Adjustable Rate Mortgage Loan Trust
4.370% due 09/25/2035 ~		$1,274	1,142
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		350	345
2.786% due 02/25/2036 ^•		293	278
6.389% due 06/25/2029 ~		90	89
Trinity Square PLC
1.963% due 07/15/2051 •	GBP	1,609	2,052
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •		$298	293
2.796% due 10/25/2045 •		126	125
3.357% due 11/25/2042 •		53	51
3.557% due 06/25/2042 •		123	119
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~		477	467
4.869% due 01/25/2035 ~		124	127

Total Non-Agency Mortgage-Backed Securities (Cost $17,248)			16,851

ASSET-BACKED SECURITIES 11.0%
AFC Home Equity Loan Trust
2.865% due 06/25/2028 •		115	109
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.421% due 01/25/2035 •		1,189	1,186
Atrium Corp.
3.299% due 04/22/2027 •		4,600	4,546
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	800	905
3.448% due 10/03/2029 •		$500	499
Black Diamond CLO Ltd.
3.499% due 02/06/2026 •		2,728	2,725
BSPRT Issuer Ltd.
3.330% due 03/15/2028 •		1,700	1,685
3.630% due 06/15/2027 •		413	413
CARDS Trust
3.047% due 04/17/2023		1,000	1,000
Catamaran CLO Ltd.
3.359% due 01/27/2028 •		1,600	1,589
Chase Funding Trust
3.246% due 10/25/2032 •		99	98
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •		545	415
2.666% due 12/25/2036 •		175	112
4.569% due 10/25/2037 Ø		295	305
Citigroup Mortgage Loan Trust, Inc.
4.156% due 07/25/2037 •		1,100	1,129
Countrywide Asset-Backed Certificates
2.646% due 08/25/2037 ^•		416	389
2.706% due 06/25/2047 ^•		522	462
2.906% due 08/25/2034 •		891	879
Credit Acceptance Auto Loan Trust
3.550% due 08/15/2027		3,900	3,931
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •		152	149
Crown Point CLO Ltd.
3.975% due 10/20/2028 •		1,200	1,195
Denali Capital CLO LLC
3.558% due 10/26/2027 •		600	596
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		2,400	2,383
Figueroa CLO Ltd.
3.642% due 06/20/2027 •		2,600	2,584
Flatiron CLO Ltd.
3.609% due 01/17/2026 •		2,603	2,601
GSAMP Trust
2.646% due 06/25/2036 •		442	432
4.156% due 10/25/2034 •		84	82
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		3,300	3,294
HSI Asset Securitization Corp. Trust
2.836% due 02/25/2036 •		1,193	1,110
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		1,554	1,548
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •		2,500	2,494
Jubilee CLO BV
0.489% due 12/15/2029 •	EUR	1,100	1,249
KVK CLO Ltd.
3.336% due 01/14/2028 •		$1,900	1,877
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •		49	48

Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •		3,500	3,454
Marathon CLO Ltd.
3.516% due 11/21/2027 •		1,500	1,482
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 09/25/2036 •		36	21
2.636% due 10/25/2036 •		137	130
Navient Student Loan Trust
3.556% due 12/27/2066 •		3,015	3,019
3.656% due 03/25/2066 •		1,430	1,437
Nelnet Student Loan Trust
3.356% due 02/25/2066 •		2,307	2,332
Oaktree CLO Ltd.
3.689% due 10/20/2026 •		1,700	1,700
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •		1,070	1,070
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021		3,100	3,081
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		560	564
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •		199	178
2.776% due 04/25/2036 •		416	416
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	537	614
0.000% due 06/17/2024 •		1,779	2,030
2.590% due 01/27/2025 •		$82	82
3.258% due 12/15/2027 •		1,809	1,810
Soundview Home Loan Trust
2.666% due 11/25/2036 •		110	107
Specialty Underwriting & Residential Finance Trust
3.481% due 12/25/2035 •		374	372
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,612	1,599
Tralee CLO Ltd.
3.869% due 10/20/2028 •		2,900	2,852
Upstart Securitization Trust
3.015% due 08/20/2025		350	349
3.887% due 08/20/2025		1,200	1,197
4.997% due 08/20/2025		1,200	1,201
Utah State Board of Regents
3.256% due 01/25/2057 •		1,715	1,713
Venture CLO Ltd.
3.650% due 10/22/2031 •		2,300	2,298
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		1,700	1,700
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •		1,500	1,492

Total Asset-Backed Securities (Cost $82,468)			82,319

SOVEREIGN ISSUES 3.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,200	2,140
Export-Import Bank of Korea
1.927% due 02/24/2020 (h)	CAD	900	653
3.389% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,408
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,640
2.125% due 04/13/2021		1,800	1,767
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	483,874	4,556
Oman Government International Bond
3.875% due 03/08/2022		$800	749
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,634
4.500% due 01/20/2022		900	928
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,315
2.875% due 03/04/2023		2,100	2,023

Total Sovereign Issues (Cost $23,075)			22,813

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.6%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC
3.324% (US0003M + 0.500%) due 09/24/2020 ~		$2,800	2,801

REPURCHASE AGREEMENTS (i) 0.1%			749

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	1,600	1,830

JAPAN TREASURY BILLS 7.7%
(0.243)% due 01/09/2019 - 01/15/2019 (b)(c)	JPY	6,320,000	57,663

U.S. TREASURY BILLS 11.2%
2.370% due 01/03/2019 - 03/14/2019 (b)(c)(m)		$83,972	83,738

Total Short-Term Instruments (Cost $144,879)			146,781

Total Investments in Securities (Cost $788,397)			787,239

	SHARES
INVESTMENTS IN AFFILIATES 13.3%
SHORT-TERM INSTRUMENTS 13.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.3%
PIMCO Short Asset Portfolio		7,821,228	77,602
PIMCO Short-Term Floating NAV Portfolio III		2,211,145	21,855

Total Short-Term Instruments (Cost $100,063)			99,457

Total Investments in Affiliates (Cost $100,063)			99,457

Total Investments 118.8% (Cost $888,460)			$886,696
Financial Derivative Instruments (j)(l) (10.7)% (Cost or Premiums, net $11,710)			(79,922)
Other Assets and Liabilities, net (8.1)%			(60,104)

Net Assets 100.0%			$746,670

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of Korea	1.927%	02/24/2020	02/16/2017	$688	$653	0.09%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$749	U.S. Treasury Notes 2.875% due 09/30/2023	$(766)	$749	$749

Total Repurchase Agreements						$(766)	$749	$749

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (2)
Sovereign Issues (0.7)%
Canada Government Bond	2.750%	12/01/2048	CAD	6,400	$(5,341)	$(5,299)

Total Short Sales (0.7)%					$(5,341)	$(5,299)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $28 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(4) at a weighted average interest rate of 2.450%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,702	$413,969	$(612)	$0	$0
E-mini S&P 500 Index March Futures	03/2019	94	11,774	(242)	46	(4)
U.S. Treasury 10-Year Note March Futures	03/2019	856	104,445	2,499	334	0

				$1,645	$380	$(4)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	361	$(87,858)	$94	$0	$(9)
90-Day Eurodollar March Futures	03/2020	1,702	(414,628)	(1,095)	0	(85)
90-Day Eurodollar September Futures	09/2019	175	(42,586)	2	0	(5)
Euro-Bund 10-Year Bond March Futures	03/2019	21	(3,935)	(39)	5	0
U.S. Treasury 5-Year Note March Futures	03/2019	696	(79,823)	(1,299)	0	(174)

				$(2,337)	$5	$(273)

Total Futures Contracts				$(692)	$385	$(277)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.482%	$600	$14	$(5)	$9	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577	200	4	(1)	3	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.517	700	14	(4)	10	0	0

						$32	$(10)	$22	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$61,700	$(534)	$165	$(369)	$0	$(22)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	7,000	$(132)	$209	$77	$0	$(37)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		$92,000	0	2,456	2,456	170	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		151,700	8,816	(3,263)	5,553	0	(409)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,900	423	110	533	0	(20)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		41,300	2,670	(1,094)	1,576	0	(153)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,100	0	66	66	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,600	526	(180)	346	0	(25)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		13,600	0	(715)	(715)	0	(81)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025	JPY	1,150,000	2	98	100	3	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		3,180,000	190	286	476	11	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		110,000	0	(51)	(51)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		300,000	19	(107)	(88)	0	(3)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		160,000	1	(71)	(70)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,285,000	77	(543)	(466)	0	(12)

							$12,592	$(2,799)	$9,793	$184	$(748)

Total Swap Agreements							$12,090	$(2,644)	$9,446	$184	$(770)

(k)

Securities with an aggregate market value of $6,554 and cash of $2,787 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	7,680	$	5,768	$141	$0
	01/2019	EUR	7,178		8,195	0	(35)
	01/2019	$	5,182	CAD	6,942	0	(96)
BPS	01/2019	JPY	1,380,000	$	12,251	0	(342)
CBK	01/2019	EUR	136		155	0	(1)
	01/2019	GBP	2,236		2,850	0	(2)
	01/2019	JPY	1,770,000		15,718	0	(433)
	01/2019	NZD	175		121	4	0
	01/2019	$	2,074	CAD	2,729	0	(75)
	01/2019		241	DKK	1,575	1	0
	02/2019	JPY	502,834	$	4,444	0	(158)
	03/2019	EUR	1,600		2,037	192	0
	04/2019	DKK	1,575		242	0	(1)
GLM	01/2019		1,575		247	5	0
	01/2019	JPY	1,620,300		14,376	0	(417)
	01/2019	$	637	EUR	558	3	0
	01/2019		851	GBP	671	5	0
	02/2019		153	TRY	887	10	0
JPM	01/2019	CAD	1,762	$	1,337	46	0
	01/2019	JPY	1,595,000		14,104	0	(457)
MYI	01/2019	CAD	2,796		2,124	76	0
NGF	03/2019	INR	8,735		122	0	(2)
RYL	01/2019	CAD	3,049		2,278	44	0
SOG	01/2019		4,167		3,133	80	0
SSB	01/2019	$	1,209	CAD	1,607	0	(32)

Total Forward Foreign Currency Contracts						$607	$(2,051)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$115,900	$429	$783
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	71,000	258	483
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	126,000	132	4
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	243,400	881	1,655
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	20,300	816	452

Total Purchased Options							$2,516	$3,377

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$0

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$115,900	$(555)	$(866)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	71,000	(345)	(551)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	25,200	(132)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	243,400	(1,144)	(1,896)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	147,300	(816)	(255)

							$(2,992)	$(3,570)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (1)«	04/30/2019	$ 25,500	$(25)	$(25)

Total Written Options				$(3,116)	$(3,595)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	600	$112	$(14)	$98	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		250	46	(5)	41	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		300	57	(8)	49	0

								$215	$(27)	$188	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2023	0.979%	$8,400	$55	$(45)	$10	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,262	$(50)	$83	$33	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	706	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	$3,823	$0	$(318)	$0	$(318)
	Receive	S&P 500 Total Return Index	3,336	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	18,278	0	(1,693)	0	(1,693)
	Receive	S&P 500 Total Return Index	916	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	4,918	0	(376)	0	(376)
	Receive	S&P 500 Total Return Index	540	3-Month USD-LIBOR plus a specified spread	Quarterly	06/11/2020	2,593	0	97	97	0
BPS	Receive	S&P 500 Total Return Index	5,947	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	32,379	0	(2,922)	0	(2,922)
	Receive	S&P 500 Total Return Index	7,445	3-Month USD-LIBOR plus a specified spread	Quarterly	12/04/2019	38,933	0	(1,894)	0	(1,894)
	Receive	S&P 500 Total Return Index	1,193	3-Month USD-LIBOR plus a specified spread	Quarterly	01/09/2020	5,851	0	93	93	0
CBK	Receive	S&P 500 Total Return Index	1,405	3-Month USD-LIBOR plus a specified spread	Quarterly	03/20/2019	7,107	0	(113)	0	(113)
	Receive	S&P 500 Total Return Index	3,542	3-Month USD-LIBOR plus a specified spread	Quarterly	03/18/2020	18,650	0	(1,020)	0	(1,020)
FAR	Receive	S&P 500 Total Return Index	2,423	3-Month USD-LIBOR plus a specified spread	Quarterly	03/20/2019	13,281	0	(1,279)	0	(1,279)
	Receive	S&P 500 Total Return Index	25,927	3-Month USD-LIBOR plus a specified spread	Maturity	08/22/2019	145,398	0	(17,796)	0	(17,796)
	Receive	S&P 500 Total Return Index	3,030	3-Month USD-LIBOR plus a specified spread	Quarterly	11/20/2019	16,464	0	(1,401)	0	(1,401)
	Receive	S&P 500 Total Return Index	25,927	3-Month USD-LIBOR plus a specified spread	Maturity	02/20/2020	145,398	0	(17,815)	0	(17,815)
GST	Receive	S&P 500 Total Return Index	1,826	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019	9,805	0	(748)	0	(748)
	Receive	S&P 500 Total Return Index	1,489	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	8,107	0	(731)	0	(731)
	Receive	S&P 500 Total Return Index	1,826	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020	9,805	0	(748)	0	(748)
	Receive	S&P 500 Total Return Index	3,395	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020	16,921	0	(153)	0	(153)
SOG	Receive	S&P 500 Total Return Index	26,683	3-Month USD-LIBOR plus a specified spread	Quarterly	06/06/2019	146,194	0	(13,537)	0	(13,537)
	Receive	S&P 500 Total Return Index	25,902	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019	141,119	0	(14,049)	0	(14,049)
UAG	Receive	S&P 500 Total Return Index	4,249	3-Month USD-LIBOR plus a specified spread	Quarterly	05/16/2019	22,747	0	(1,610)	0	(1,610)

								$0	$(78,013)	$190	$(78,203)

Total Swap Agreements								$220	$(78,002)	$421	$(78,203)

(m)

Securities with an aggregate market value of $90,835 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time before the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$148	$3,292	$3,440
Corporate Bonds & Notes
Banking & Finance	0	162,326	0	162,326
Industrials	0	105,724	0	105,724
Utilities	0	20,888	0	20,888
Municipal Bonds & Notes
California	0	3,108	0	3,108
U.S. Government Agencies	0	162,079	0	162,079
U.S. Treasury Obligations	0	60,910	0	60,910
Non-Agency Mortgage-Backed Securities	0	16,851	0	16,851
Asset-Backed Securities	0	82,319	0	82,319
Sovereign Issues	0	22,813	0	22,813
Short-Term Instruments
Certificates of Deposit	0	2,801	0	2,801
Repurchase Agreements	0	749	0	749
Greece Treasury Bills	0	1,830	0	1,830
Japan Treasury Bills	0	57,663	0	57,663
U.S. Treasury Bills	0	83,738	0	83,738
	$0	$783,947	$3,292	$787,239

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,457	$0	$0	$99,457

Total Investments	$99,457	$783,947	$3,292	$886,696

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(5,299)	$0	$(5,299)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	385	184	0	569
Over the counter	0	4,405	0	4,405
	$385	$4,589	$0	$4,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(770)	0	(1,047)
Over the counter	0	(83,824)	(25)	(83,849)

	$(277)	$(84,594)	$(25)	$(84,896)

Total Financial Derivative Instruments	$108	$(80,005)	$(25)	$(79,922)

Totals	$99,565	$698,643	$3,267	$801,475

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,755	$1,688
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,000	4,988

Total Loan Participations and Assignments (Cost $6,730)			6,676

CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 7.9%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,300	2,179
Banco Santander S.A.
6.250% due 09/11/2021 •(f)	EUR	600	676
Bank of America Corp.
2.650% due 04/01/2019		$6,900	6,893
3.004% due 12/20/2023 •		431	419
Barclays Bank PLC
10.179% due 06/12/2021		18,540	20,852
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,194
4.610% due 02/15/2023 •		4,400	4,366
6.500% due 09/15/2019 •(f)	EUR	1,400	1,567
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,000	4,030
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		6,200	6,077
4.168% (US0003M + 1.430%) due 09/01/2023 ~		500	501
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)	EUR	200	235
6.625% due 06/29/2021 •(f)		800	998
6.875% due 03/19/2020		4,800	5,947
Credit Suisse Group AG
7.500% due 07/17/2023 •(f)(g)		$2,800	2,737
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		9,300	8,592
4.250% due 10/14/2021		8,250	8,071
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,100	2,396
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$3,100	3,091
3.408% (US0003M + 1.000%) due 01/09/2020 ~		2,905	2,876
3.448% due 08/12/2019 •		11,000	10,959
3.754% (US0003M + 0.930%) due 09/24/2020 ~		4,700	4,617
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,300	1,258
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,493
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,168
3.400% due 03/08/2021		1,300	1,297
3.640% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,364
3.908% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,122
4.292% due 09/12/2026 •		1,300	1,285
4.300% due 03/08/2026		1,000	988
4.750% due 07/04/2029 •(f)	EUR	1,900	1,972
5.875% due 09/28/2026 •(f)	GBP	2,200	2,689
6.250% due 03/23/2023 •(f)(g)		$3,100	2,910
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		5,400	5,280
3.411% (US0003M + 0.610%) due 06/18/2022 ~		6,000	5,937
3.797% due 07/23/2024 •		2,000	2,005
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		2,900	2,871
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		4,000	3,962
4.050% due 08/16/2023		200	198
7.500% due 09/27/2025 •(f)(g)		2,600	2,516
7.625% due 06/27/2023 •(f)	GBP	1,300	1,709
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$2,000	1,913
3.086% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,302

Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		3,300	3,155
4.519% due 06/25/2024 •		3,000	2,946
5.076% due 01/27/2030 •		2,900	2,804
7.500% due 08/10/2020 •(f)(g)		500	496
8.000% due 08/10/2025 •(f)(g)		200	200
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,900	3,876
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,659
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	930	1,156
Synchrony Financial
2.700% due 02/03/2020		$2,100	2,065
3.812% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,198
UBS AG
5.125% due 05/15/2024		3,900	3,891
7.625% due 08/17/2022 (g)		4,700	5,017
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	693
4.125% due 09/24/2025		800	796
UniCredit SpA
7.830% due 12/04/2023		9,650	10,105
WPC Eurobond BV
2.250% due 04/09/2026	EUR	5,700	6,458

			207,027

INDUSTRIALS 1.5%
AbbVie, Inc.
3.200% due 11/06/2022		$400	394
Allergan Funding SCS
4.550% due 03/15/2035		1,000	952
Allergan Sales LLC
4.875% due 02/15/2021		186	191
Amgen, Inc.
3.875% due 11/15/2021		100	101
BAT Capital Corp.
2.764% due 08/15/2022		2,200	2,080
3.496% (US0003M + 0.880%) due 08/15/2022 ~		2,200	2,159
Charter Communications Operating LLC
3.579% due 07/23/2020		3,200	3,197
4.464% due 07/23/2022		1,800	1,819
4.908% due 07/23/2025		1,400	1,393
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	200
CVS Health Corp.
3.500% due 07/20/2022		400	397
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,395
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		300	297
INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,400	3,600
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	94
5.200% due 07/15/2045		200	184
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		2,000	1,987
Sands China Ltd.
5.125% due 08/08/2025		5,000	4,960
5.400% due 08/08/2028		3,600	3,485
SASOL Financing USA LLC
5.875% due 03/27/2024		1,800	1,798
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,041
Syngenta Finance NV
3.698% due 04/24/2020		1,600	1,589
Williams Cos., Inc.
4.500% due 11/15/2023		1,100	1,107
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,179
3.550% due 04/01/2025		2,100	2,000

			39,698

UTILITIES 1.3%
AT&T, Inc.
3.086% (US0003M + 0.650%) due 01/15/2020 ~		100	100
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,700	4,686
3.488% (US0003M + 0.750%) due 06/01/2021 ~		10,400	10,337
3.956% (US0003M + 1.180%) due 06/12/2024 ~		6,300	6,115

Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		3,900	3,883
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,747
Rio Oil Finance Trust
9.250% due 07/06/2024		1,236	1,324
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	792
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~		$700	692
Verizon Communications, Inc.
3.376% due 02/15/2025		104	101
3.716% (US0003M + 1.100%) due 05/15/2025 ~		2,800	2,717

			34,494

Total Corporate Bonds & Notes (Cost $286,001)			281,219

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,758
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		1,100	1,259

			3,017

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	551
7.750% due 01/01/2042		900	964
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		3,600	3,996

			5,511

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	123

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		2,505	2,546

Total Municipal Bonds & Notes (Cost $10,275)			11,197

U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
2.626% due 03/25/2034 •		3	3
2.636% due 03/25/2036 •		151	150
2.665% due 09/25/2042 •		138	137
3.625% due 11/25/2023 •		17	17
3.699% due 02/01/2035 •		16	17
3.701% due 02/01/2034 •		51	54
3.863% due 08/01/2035 •		142	148
3.905% due 07/01/2035 •		75	78
3.997% due 03/01/2036 •		307	322
4.000% due 10/01/2030 - 08/01/2042		39,746	41,004
4.006% due 04/25/2024 •		17	17
4.012% due 08/01/2036 •		89	93
4.282% due 07/01/2032 •		10	10
4.354% due 10/01/2035 •		25	26
4.443% due 09/01/2035 •		143	150
4.490% due 11/01/2034 •		86	91
4.528% due 10/01/2035 •		55	57
4.542% due 10/01/2035 •		73	76
5.500% due 09/01/2027		6	7
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049		394,600	394,527
4.000% due 01/01/2049 - 02/01/2049		197,100	200,848
Freddie Mac
2.655% due 10/15/2020 •		2	2
2.855% due 11/15/2043 •		2,048	2,053
3.357% due 10/25/2044 •		43	44
3.557% due 07/25/2044 •		200	207
4.086% due 09/01/2035 •		25	25
Ginnie Mae
2.834% due 08/20/2062 •		1,658	1,663
2.855% due 03/16/2032 •		6	6
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~		19	20
3.500% due 02/15/2045 - 03/15/2045		4,082	4,111

Ginnie Mae, TBA
5.000% due 01/01/2049	9,600	9,989
Overseas Private Investment Corp.
4.140% due 05/15/2030	967	1,010

Total U.S. Government Agencies (Cost $648,809)		656,962

U.S. TREASURY OBLIGATIONS 58.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	500	474
3.000% due 08/15/2048 (i)	900	898
4.375% due 05/15/2040	16,100	19,801
4.625% due 02/15/2040	11,300	14,348
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	12,484	12,146
0.125% due 01/15/2022	25,922	25,167
0.125% due 04/15/2022	54,800	53,033
0.125% due 07/15/2022	52,785	51,281
0.125% due 07/15/2024	48,565	46,587
0.250% due 01/15/2025	96,625	92,562
0.375% due 01/15/2027	29,627	28,161
0.375% due 07/15/2027	6,513	6,183
0.500% due 01/15/2028	2,358	2,252
0.625% due 01/15/2026	3,938	3,836
0.750% due 07/15/2028	33,548	32,863
1.000% due 02/15/2048	31,791	30,196
1.750% due 01/15/2028	8,329	8,852
2.375% due 01/15/2025 (k)	24,014	25,974
2.375% due 01/15/2027	1,379	1,523
2.500% due 01/15/2029	28,268	32,205
U.S. Treasury Notes
1.375% due 09/30/2020 (k)	121,200	118,828
1.375% due 10/31/2020 (m)	98,300	96,310
1.500% due 08/15/2026 (m)	51,500	47,542
1.750% due 12/31/2020	200,400	197,544
1.750% due 05/15/2023 (m)	1,330	1,289
1.875% due 07/31/2022 (k)(m)	50,800	49,759
1.875% due 08/31/2022 (i)	293,800	287,584
2.000% due 11/30/2020 (k)(m)	34,100	33,786
2.000% due 07/31/2022 (k)(m)	32,400	31,874
2.000% due 11/30/2022 (k)(m)	43,000	42,229
2.000% due 11/15/2026 (m)	37,400	35,738
2.125% due 08/31/2020 (k)(m)	69,100	68,648
2.250% due 12/31/2023 (m)	3,800	3,753
2.250% due 08/15/2027 (m)	27,800	26,932

Total U.S. Treasury Obligations (Cost $1,567,834)		1,530,158

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Assets Trust
2.696% (US0001M + 0.190%) due 05/25/2046 ^~	732	673
2.716% due 10/25/2046 •	261	188
American Home Mortgage Investment Trust
4.385% due 09/25/2045 •	98	98
4.885% due 02/25/2045 •	210	212
Banc of America Funding Trust
2.660% due 10/20/2036 •	414	367
4.447% due 01/20/2047 ^~	30	28
Bear Stearns ALT-A Trust
3.848% due 08/25/2036 ^~	452	369
4.032% due 05/25/2035 ~	102	103
4.161% due 07/25/2035 ~	4,663	4,284
Citigroup Commercial Mortgage Trust
1.800% due 09/10/2045 ~(a)	6,020	301
Citigroup Mortgage Loan Trust
2.666% due 01/25/2037 •	10,343	9,266
3.902% due 09/25/2037 ^~	74	64
4.820% due 10/25/2035 •	129	131
Countrywide Alternative Loan Trust
2.676% due 11/25/2036 •	900	867
2.680% due 03/20/2046 •	898	816
2.680% due 07/20/2046 ^•	506	386
3.056% due 05/25/2035 •	1,834	1,561
3.723% due 06/25/2037 ~	727	620
4.207% due 10/20/2035 •	306	234
Countrywide Home Loan Mortgage Pass-Through Trust
3.086% due 04/25/2035 •	91	87
3.146% due 03/25/2035 •	53	52
Credit Suisse First Boston Mortgage Securities Corp.
3.884% due 06/25/2033 ~	38	38
Credit Suisse Mortgage Capital Certificates
2.806% due 01/27/2037 •	1,730	1,301
3.546% due 02/27/2037 ~	1,737	1,754

Downey Savings & Loan Association Mortgage Loan Trust
2.730% due 08/19/2045 •	276	265
4.154% due 07/19/2044 ~	24	25
First Horizon Alternative Mortgage Securities Trust
3.958% due 03/25/2035 ~	75	62
First Horizon Mortgage Pass-Through Trust
4.261% due 08/25/2035 ~	13	11
GreenPoint Mortgage Funding Trust
2.686% due 01/25/2037 •	8,547	7,987
GSMSC Pass-Through Trust
2.765% due 12/26/2036 •	4,172	2,233
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~	45	46
HarborView Mortgage Loan Trust
2.690% due 07/19/2047 •	11,588	11,255
HomeBanc Mortgage Trust
3.594% due 04/25/2037 ^~	689	630
IndyMac Mortgage Loan Trust
2.716% due 05/25/2046 •	905	864
2.806% due 06/25/2037 ^•	222	136
3.286% due 05/25/2034 •	9	9
4.261% due 12/25/2034 ~	12	12
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,156	2,544
JPMorgan Mortgage Trust
4.336% due 02/25/2035 ~	32	32
6.000% due 01/25/2036 ^	379	297
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	69	66
2.756% due 11/25/2035 •	3	3
RBSSP Resecuritization Trust
4.391% due 10/26/2035 ~	877	884
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2047 •	3,654	3,432
2.666% due 01/25/2037 •	8,768	8,199
2.676% due 01/25/2037 •	5,719	5,238
2.691% due 12/25/2036 •	141	135
3.405% due 11/25/2037 ~	8,559	7,659
4.958% due 09/25/2034 ~	5,428	5,340
5.000% due 09/25/2036 ^	294	261
6.000% due 03/25/2037 ^	3,384	3,076
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^	4,053	3,339
Structured Adjustable Rate Mortgage Loan Trust
3.557% due 01/25/2035 ^•	97	92
Structured Asset Mortgage Investments Trust
2.612% due 02/25/2036 ^•	1,128	1,108
2.626% due 08/25/2036 •	12,233	11,216
2.696% due 07/25/2046 ^•	3,845	3,033
2.720% due 07/19/2035 •	77	76
2.726% due 05/25/2036 •	143	129
2.726% due 05/25/2046 •	492	277
2.786% due 02/25/2036 ^•	271	256
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.369% due 06/25/2033 ~	25	24
UBS-Barclays Commercial Mortgage Trust
0.967% due 03/10/2046 ~(a)	26,079	859
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 10/25/2045 •	1,062	1,053
2.796% due 12/25/2045 •	15,374	15,210
2.816% due 01/25/2045 •	54	54
3.146% due 01/25/2045 •	52	53
Washington Mutual Mortgage Pass-Through Certificates Trust
2.987% due 11/25/2046 •	3,655	3,328
3.007% due 10/25/2046 ^•	5,405	4,703
Wells Fargo Mortgage-Backed Securities Trust
4.668% due 10/25/2033 ~	27	28

Total Non-Agency Mortgage-Backed Securities (Cost $117,368)		129,339

ASSET-BACKED SECURITIES 13.7%
Aames Mortgage Investment Trust
4.340% due 01/25/2035 •	5,000	4,732
ACE Securities Corp. Home Equity Loan Trust
2.656% due 07/25/2036 •	4,442	2,161
2.746% due 12/25/2036 •	15,400	10,023
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.956% due 10/25/2035 •	1,263	1,267
2.976% due 10/25/2035 •	9,500	8,847
Allegro CLO Ltd.
3.740% due 01/30/2026 •	1,091	1,092
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.271% due 10/25/2035 •	7,530	7,518
3.526% due 10/25/2034 •	1,000	1,007
3.631% due 11/25/2034 •	2,972	2,924

Argent Mortgage Loan Trust
2.986% due 05/25/2035 •	3,795	3,600
Asset-Backed Funding Certificates Trust
3.196% due 07/25/2035 •	3,201	3,203
Asset-Backed Securities Corp. Home Equity Loan Trust
3.601% due 02/25/2035 •	1,398	1,411
Bear Stearns Asset-Backed Securities Trust
2.956% due 08/25/2036 •	7,855	7,674
4.684% due 10/25/2036 ~	421	424
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	5,695	5,770
Citigroup Mortgage Loan Trust, Inc.
2.786% due 08/25/2036 •	14,200	13,625
2.916% due 10/25/2035 •	761	762
Countrywide Asset-Backed Certificates
2.646% due 06/25/2035 •	5,429	4,932
2.646% due 03/25/2037 •	1,248	1,139
2.686% due 11/25/2047 ^•	2,354	1,932
2.706% due 06/25/2047 •	3,490	3,087
2.716% due 05/25/2047 •	6,307	5,220
2.726% due 09/25/2037 ^•	1,548	1,306
2.756% due 01/25/2046 •	6,564	6,202
2.756% due 06/25/2047 •	2,782	2,591
2.786% due 09/25/2036 •	3,156	3,151
2.946% due 04/25/2036 •	11,140	11,104
3.541% due 12/25/2035 •	5,093	4,870
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,994	3,005
First Franklin Mortgage Loan Trust
2.646% due 09/25/2036 •	24	24
3.366% due 08/25/2032 •	3,421	3,381
3.376% due 09/25/2034 •	823	824
Fremont Home Loan Trust
2.641% due 10/25/2036 •	3,397	3,175
2.836% due 01/25/2036 •	426	408
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	8	5
GSAA Trust
3.216% due 06/25/2035 •	5,000	4,648
GSAMP Trust
2.686% due 11/25/2035 •	52	9
2.736% due 01/25/2037 •	7,000	5,905
2.756% due 05/25/2046 •	12,450	11,732
2.826% due 03/25/2046 •	10,400	10,088
4.306% due 06/25/2035 •	6,927	6,720
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •	1,500	1,497
Home Equity Loan Trust
2.846% due 04/25/2037 •	11,054	9,100
HSI Asset Securitization Corp. Trust
2.606% due 07/25/2036 •	5,390	3,154
JPMorgan Mortgage Acquisition Trust
2.766% due 03/25/2037 •	487	478
2.776% due 05/25/2036 •	1,700	1,623
Lehman XS Trust
2.666% due 05/25/2036 •	5,109	5,059
Long Beach Mortgage Loan Trust
2.676% due 12/25/2036 •	12,568	6,116
3.026% due 08/25/2045 •	1,181	1,144
3.066% due 10/25/2034 •	186	181
3.151% due 11/25/2035 •	693	685
3.241% due 08/25/2035 •	259	259
MASTR Asset-Backed Securities Trust
2.616% due 11/25/2036 •	22,553	10,389
3.006% due 10/25/2035 •	4,616	4,331
Merrill Lynch Mortgage Investors Trust
2.616% due 07/25/2037 •	17,367	9,913
2.616% due 08/25/2037 •	6,794	4,214
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 10/25/2036 •	1,135	1,076
2.636% due 02/25/2037 •	6,178	5,687
2.666% due 09/25/2036 •	1,178	691
3.211% due 12/25/2034 •	1,277	1,182
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	1,692	1,692
Navient Private Education Loan Trust
2.855% due 12/16/2058 •	1,215	1,214
NovaStar Mortgage Funding Trust
3.586% due 06/25/2035 •	3,494	3,485
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	563	563
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •	2,000	2,000

Option One Mortgage Loan Trust
2.866% due 01/25/2036 •		7,800	6,923
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.556% due 10/25/2034 •		1,800	1,820
4.306% due 12/25/2034 •		1,208	1,222
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		12,998	5,879
Residential Asset Mortgage Products Trust
2.726% due 12/25/2035 •		1,108	971
3.196% due 10/25/2035 •		6,890	6,791
Residential Asset Securities Corp. Trust
2.776% due 08/25/2036 •		15,000	14,330
2.976% due 11/25/2035 •		4,493	4,255
Securitized Asset-Backed Receivables LLC Trust
2.676% due 08/25/2036 •		739	309
2.746% due 07/25/2036 •		7,411	4,111
3.166% due 08/25/2035 •		2,863	1,925
3.556% due 03/25/2035 •		2,599	2,371
Soundview Home Loan Trust
2.666% due 10/25/2036 •		4,850	4,817
2.686% due 02/25/2037 •		766	296
Specialty Underwriting & Residential Finance Trust
3.481% due 12/25/2035 •		320	319
Structured Asset Investment Loan Trust
2.636% due 07/25/2036 •		1,501	1,201
2.656% due 09/25/2036 •		3,411	3,293
3.436% due 06/25/2035 •		10,000	9,234
Structured Asset Securities Corp. Mortgage Loan Trust
2.666% due 03/25/2036 •		596	561
2.676% due 12/25/2036 •		2,784	2,710
3.849% due 04/25/2035 •		160	157
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		7,729	7,726
Symphony CLO Ltd.
3.466% due 10/15/2025 •		9,416	9,347
TICP CLO Ltd.
3.309% due 04/20/2028 •		3,800	3,751
Venture CLO Ltd.
3.316% due 04/15/2027 •		4,600	4,552
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		5,201	5,166
3.250% due 06/25/2047 Ø		3,110	3,103
WaMu Asset-Backed Certificates WaMu Trust
2.731% due 05/25/2037 •		6,809	6,430

Total Asset-Backed Securities (Cost $331,121)			360,801

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		11,800	6,511
5.875% due 01/11/2028		5,950	4,299
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	3,191	82
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		2,773	74
59.257% (ARLLMONP) due 06/21/2020 ~(a)		140,131	4,008
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	18,254
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	4,165
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	31,242	9,050
6.000% due 05/15/2055		23,984	7,289
Israel Government International Bond
4.125% due 01/17/2048		$1,300	1,276
Peru Government International Bond
5.940% due 02/12/2029	PEN	7,200	2,180
6.350% due 08/12/2028		30,150	9,408
8.200% due 08/12/2026		13,400	4,672
Saudi Government International Bond
2.375% due 10/26/2021		$300	289
4.000% due 04/17/2025		2,900	2,880
4.500% due 04/17/2030		2,500	2,491
5.000% due 04/17/2049		1,700	1,642

Total Sovereign Issues (Cost $88,174)			78,570

SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
2.890% due 10/25/2019		8,100	8,105

Lloyds Bank Corporate Markets PLC
2.908% due 10/26/2020		7,200	7,202

			15,307

REPURCHASE AGREEMENTS (h) 0.0%			411

ARGENTINA TREASURY BILLS 0.0%
(4.945)% due 01/31/2019 - 06/28/2019 (b)(c)	ARS	24,281	719

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (c)(d)	EUR	5,400	6,178

U.S. TREASURY BILLS 0.7%
2.323% due 01/03/2019 - 03/14/2019 (b)(c)(m)		$18,778	18,739

Total Short-Term Instruments (Cost $41,803)			41,354

Total Investments in Securities (Cost $3,098,115)			3,096,276

	SHARES
INVESTMENTS IN AFFILIATES 18.5%
SHORT-TERM INSTRUMENTS 18.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.5%
PIMCO Short Asset Portfolio		48,307,210	479,304
PIMCO Short-Term Floating NAV Portfolio III		764,680	7,558

Total Short-Term Instruments (Cost $491,090)			486,862

Total Investments in Affiliates (Cost $491,090)			486,862

Total Investments 136.3% (Cost $3,589,205)			$3,583,138
Financial Derivative Instruments (j)(l) (12.1)% (Cost or Premiums, net $39,104)			(316,839)
Other Assets and Liabilities, net (24.2)%			(637,202)

Net Assets 100.0%			$2,629,097

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$411	U.S. Treasury Notes 2.875% due 09/30/2023	$(424)	$411	$411

Total Repurchase Agreements						$(424)	$411	$411

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.720%	12/27/2018	02/27/2019	$(4,193)	$(4,194)
BOS	2.650	12/17/2018	01/07/2019	(885)	(886)
GRE	2.750	12/27/2018	01/28/2019	(8,134)	(8,138)
SCX	2.850	12/18/2018	01/17/2019	(21,185)	(21,210)

Total Reverse Repurchase Agreements					$(34,428)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$9,600	$(10,036)	$(10,050)
Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	21,100	(17,606)	(17,445)

Total Short Sales (1.0)%					$(27,642)	$(27,495)

(i)	Securities with an aggregate market value of $34,472 and cash of $364 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(10,553) at a weighted average interest rate of 1.602%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $65 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	131	$131	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	109.500	02/22/2019	238	238	2	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	1,202	1,202	10	1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.000	02/22/2019	28	28	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	4	4	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	107.875	02/22/2019	551	1,102	5	9
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.000	02/22/2019	1,908	3,816	16	26
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.250	02/22/2019	51	102	0	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.375	02/22/2019	196	392	2	0
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.875	02/22/2019	174	348	2	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	105.500	02/22/2019	387	387	3	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	102	102	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.000	02/22/2019	360	360	3	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	1,341	1,341	12	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	1,170	1,170	10	9

Total Purchased Options					$67	$48

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	1,117	$1,117	$(182)	$(54)

Total Written Options					$(182)	$(54)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	11,289	$2,745,767	$(2,547)	$0	$0
90-Day Eurodollar September Futures	09/2020	1,563	381,157	1,505	117	0
Euro-Bobl March Futures	03/2019	459	69,692	137	0	(16)
Euro-Bund 10-Year Bond March Futures	03/2019	513	96,124	912	0	(111)
Mini MSCI EAFE Index March Futures	03/2019	163	13,985	(85)	9	0
U.S. Treasury 5-Year Note March Futures	03/2019	2,252	258,276	2,593	563	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,603	195,591	4,673	626	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	384	61,692	1,315	228	0

				$8,503	$1,543	$(127)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	11,289	$(2,750,142)	$(9,191)	$0	$(564)
90-Day Eurodollar September Futures	09/2021	1,563	(381,177)	(1,840)	0	(215)
Australia Government 10-Year Bond March Futures	03/2019	579	(54,107)	(671)	0	(257)
U.S. Treasury 2-Year Note March Futures	03/2019	4,529	(961,563)	(6,583)	0	(637)
U.S. Treasury 30-Year Bond March Futures	03/2019	1,550	(226,300)	(4,519)	0	(727)
United Kingdom Long Gilt March Futures	03/2019	183	(28,730)	(238)	30	(93)

				$(23,042)	$30	$(2,493)

Total Futures Contracts				$(14,539)	$1,573	$(2,620)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.165%	$2,000	$(52)	$27	$(25)	$1	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.112	1,000	(27)	14	(13)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.306	1,500	(35)	17	(18)	1	0

						$(114)	$58	$(56)	$2	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.865%	$6,300	$(73)	$114	$41	$4	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906	400	74	(28)	46	0	0
General Motors Co.	5.000	Quarterly	12/20/2021	1.083	1,100	176	(52)	124	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2022	1.343	100	17	(5)	12	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	0.616	4,000	232	(99)	133	0	(1)

						$426	$(70)	$356	$4	$(2)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	172,600	$(21)	$(1,928)	$(1,949)	$0	$(16)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	22,850	(432)	683	251	0	(121)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		$1,300	17	11	28	0	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(457)	269	(188)	0	(9)
Pay (6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		805,400	132	2,661	2,793	175	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	3,210	(777)	2,433	0	(21)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		805,400	(27)	(3,397)	(3,424)	0	(346)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		198,500	7,522	(2,697)	4,825	0	(360)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		260,300	0	6,949	6,949	481	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		285,400	(3,021)	4,579	1,558	560	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(386)	(135)	254	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		258,000	(26)	(4,890)	(4,916)	0	(756)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		79,800	0	(1,547)	(1,547)	0	(234)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		316,800	19,598	(7,956)	11,642	0	(851)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	57	49	0	(6)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	384	180	0	(186)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		88,510	(1,513)	7,321	5,808	0	(284)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		16,200	907	557	1,464	0	(54)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,800	(181)	316	135	0	(32)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		172,500	9,736	(3,206)	6,530	0	(645)
Pay (6)	3-Month USD-LIBOR	3.406	Semi-Annual	10/12/2028		186,800	0	4,148	4,148	375	0
Receive (6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		57,400	0	(1,246)	(1,246)	0	(231)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	280	193	0	(28)
Pay (6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		203,600	(712)	5,077	4,365	1,047	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		151,500	907	(4,727)	(3,820)	0	(925)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	329	526	0	(36)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,400	274	(93)	181	0	(13)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		38,400	0	(2,020)	(2,020)	0	(229)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		39,800	0	(1,914)	(1,914)	0	(241)
Receive (6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,100	0	(356)	(356)	0	(73)
Receive (6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		4,500	0	(134)	(134)	0	(27)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	5,700	90	(110)	(20)	0	(7)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		54,700	0	739	739	3	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		17,000	(266)	(201)	(467)	0	(15)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	737,200	1,603	1,026	2,629	0	(11)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,100	(99)	62	(37)	0	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		737,200	51	1,123	1,174	48	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	1,243	(1,367)	0	(20)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		22,800	863	(1,017)	(154)	0	(109)
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(370)	(367)	0	(42)
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(1,565)	(1,565)	0	(179)
Receive (6)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		39,900	251	(1,615)	(1,364)	0	(149)
Receive (6)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		32,900	0	(1,308)	(1,308)	0	(123)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,700	(41)	(399)	(440)	0	(75)
Pay (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	83,630,000	2,405	2,043	4,448	41	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		33,260,000	(708)	(2,847)	(3,555)	0	(106)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		12,790,000	27	1,085	1,112	39	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		21,110,000	1,297	1,865	3,162	70	0
Pay	6-Month JPY-LIBOR	0.338	Semi-Annual	11/12/2028		15,000	0	2	2	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		970,000	0	(453)	(453)	0	(9)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		3,060,000	196	(1,099)	(903)	0	(27)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		770,000	0	(335)	(335)	0	(7)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		9,275,000	515	(3,878)	(3,363)	0	(85)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,980,000	1,773	(842)	931	0	(12)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	135	71	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(7)	(205)	(212)	0	(17)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		4,850	15	274	289	28	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	38,200	(4)	(312)	(316)	287	0
Receive	UKRPI	3.593	Maturity	11/15/2028		6,300	0	52	52	48	0
Receive	UKRPI	3.595	Maturity	11/15/2028		6,800	0	59	59	52	0
Receive	UKRPI	3.603	Maturity	11/15/2028		7,500	0	74	74	57	0

							$41,352	$(10,427)	$30,925	$3,566	$(6,717)

Total Swap Agreements							$41,664	$(10,439)	$31,225	$3,572	$(6,719)

(k)

Securities with an aggregate market value of $57,144 and cash of $3,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	42,550		$31,955	$780	$0
	01/2019	DKK	335,812		53,446	1,913	0
	01/2019	EUR	208,073		237,539	0	(1,018)
	01/2019	SEK	647,494		71,549	0	(1,559)
	01/2019		$3,156	ARS	128,486	194	0
	01/2019		17,321	CAD	23,206	0	(319)
	01/2019		47,667	DKK	313,112	382	0
	01/2019		3,222	NOK	27,770	0	(9)
	04/2019	DKK	313,112		$48,050	0	(382)
BPS	01/2019	CAD	2,165		1,631	45	0
BRC	01/2019	JPY	34,086,457		302,116	0	(8,978)
CBK	01/2019	AUD	280,065		205,169	7,870	0
	01/2019	BRL	55,588		14,238	0	(105)
	01/2019	DKK	4,965		764	2	0
	01/2019	JPY	1,548,700		13,707	0	(427)
	01/2019		$2,388	AUD	3,337	0	(37)
	01/2019		14,346	BRL	55,588	0	(4)
	01/2019		6,539	CAD	8,603	0	(236)
	01/2019		18,429	CHF	18,113	0	0
	01/2019		4,257	DKK	27,665	0	(11)
	01/2019		9,443	EUR	8,303	77	0
	01/2019		5,781	GBP	4,531	2	(6)
	02/2019	ILS	24,796		$6,760	110	0
	03/2019	EUR	5,400		6,874	649	0
	03/2019	KRW	7,563,255		6,748	0	(61)
DUB	01/2019	BRL	55,588		14,346	4	0
	01/2019		$14,379	BRL	55,588	0	(36)
	02/2019	BRL	55,588		$14,351	34	0
GLM	01/2019	AUD	1,478		1,060	19	0
	01/2019	EUR	2,264		2,587	0	(8)
	01/2019	GBP	360,819		461,344	1,308	(46)
	01/2019		$5,260	CAD	6,973	0	(151)
	01/2019		25,387	EUR	22,465	369	0
	01/2019		1,214	GBP	958	7	0
	02/2019		15,559	TRY	88,391	714	0
	04/2019	CNY	28,780		$4,127	0	(55)
HUS	01/2019	CAD	7,228		5,435	140	0
	01/2019	CHF	47,049		47,308	0	(592)
	01/2019		$40	ARS	1,602	1	0
	01/2019		2,783	AUD	3,776	0	(123)
	01/2019		1,554	CAD	2,048	0	(53)
	01/2019		15	MXN	300	0	0
	01/2019		4,369	NOK	37,519	0	(29)
	03/2019		1,121	HKD	8,747	0	(1)
	04/2019	ARS	2,094		$49	0	0
	01/2021	BRL	3,010		464	0	(258)
IND	01/2019	CHF	105,069		105,888	0	(1,080)
	01/2019	NZD	8,800		5,987	80	0
JPM	01/2019	CAD	5,104		3,874	135	0
	01/2019		$5,165	AUD	6,995	0	(237)
	01/2019		18,980	GBP	15,115	293	0
	02/2019	TRY	229,184		$39,196	0	(2,997)
	02/2019		$34,534	CNH	240,495	476	0
	02/2019		28,125	TRY	161,118	1,537	0
	03/2019	EUR	22,756		$27,159	956	0
	11/2019	CNH	241,565		34,534	0	(622)
MYI	01/2019	CAD	8,605		6,538	233	0
	01/2019	SEK	56,474		6,245	0	(132)
RYL	01/2019	CAD	11,049		8,254	159	0
	01/2019		$16,717	JPY	1,894,500	573	0
	04/2019		3,848	CNH	26,834	58	0
SCX	01/2019	CHF	100,000		$100,614	0	(1,193)
	01/2019	GBP	62,556		79,982	217	0
	02/2019		$24,693	CNH	172,080	358	0
	11/2019	CNH	172,865		$24,693	0	(465)
SOG	01/2019	CAD	12,744		9,581	244	0
	01/2019	RUB	4,136		60	1	0
SSB	01/2019	JPY	45,974,150		405,856	0	(13,732)
	01/2019		$3,611	CAD	4,799	0	(95)
	03/2019	SGD	83,332		$60,980	0	(268)
	03/2019	TWD	945,819		30,927	0	(214)
TOR	01/2019		$1,777	SEK	16,135	45	0
UAG	01/2019	EUR	633,243		$722,265	0	(3,752)
	01/2019		$9,598	CHF	9,545	120	0
	03/2019	HKD	782,334		$100,260	124	0
	03/2019		$1,245	HKD	9,710	0	(2)

Total Forward Foreign Currency Contracts						$20,229	$(39,293)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	13,860	$417	$12
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	13,190	122	13

							$539	$25

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$659,500	$2,440	$4,457
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	406,150	1,475	2,761
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	460,000	483	13
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	1,389,100	5,029	9,444
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	70,600	2,838	1,573
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	1,199,000	1,370	5,675

							$13,635	$23,923

Total Purchased Options							$14,174	$23,948

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$139,600	$(195)	$(82)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	139,600	(182)	(82)

						$(377)	$(164)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$10,336	$(122)	$(83)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		4,871	(58)	(39)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	27,720	(417)	(3)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	39,190	(806)	(317)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		26,381	(122)	(7)

							$(1,525)	$(449)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$659,500	$(3,157)	$(4,926)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	406,150	(1,972)	(3,153)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	92,000	(483)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	1,389,100	(6,529)	(10,818)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	512,600	(2,840)	(889)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	479,500	(1,370)	(5,223)

							$(16,351)	$(25,017)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(1)	04/30/2019	$92,100	$(91)	$(91)

Total Written Options				$(18,344)	$(25,721)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	3,350	$624	$(76)	$548	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,750	321	(34)	287	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,650	315	(45)	270	0

								$1,260	$(155)	$1,105	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$400	$54	$(34)	$20	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(265)	150	0

						$469	$(299)	$170	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	52,400	$(4)	$20	$16	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	$435,585	$0	$(64,616)	$0	$(64,616)
	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2019	400,737	0	(55,628)	0	(55,628)
GST	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	97,275	0	(14,278)	0	(14,278)
JPM	Receive	NDDUEAFE Index	47,531	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019	262,982	0	(14,154)	0	(14,154)
	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2019	293,571	0	(40,356)	0	(40,356)
MYI	Receive	NDDUEAFE Index	44,054	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	317,544	0	(16,114)	0	(16,114)
	Receive	NDDUEAFE Index	92,119	3-Month USD-LIBOR less a specified spread	Quarterly	07/15/2019	600,135	0	(29,869)	0	(29,869)
	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR less a specified spread	Quarterly	08/06/2019	55,858	0	(4,049)	0	(4,049)
SOG	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR less a specified spread	Maturity	08/08/2019	430,208	0	(54,029)	0	(54,029)

								$0	$(293,093)	$0	$(293,093)

Total Swap Agreements								$1,725	$(293,527)	$1,291	$(293,093)

(m)

Securities with an aggregate market value of $336,497 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time before the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,688	$4,988	$6,676
Corporate Bonds & Notes
Banking & Finance	0	207,027	0	207,027
Industrials	0	39,698	0	39,698
Utilities	0	34,494	0	34,494
Municipal Bonds & Notes
California	0	3,017	0	3,017
Illinois	0	5,511	0	5,511
Pennsylvania	0	123	0	123
Texas	0	2,546	0	2,546
U.S. Government Agencies	0	656,962	0	656,962
U.S. Treasury Obligations	0	1,530,158	0	1,530,158
Non-Agency Mortgage-Backed Securities	0	129,339	0	129,339
Asset-Backed Securities	0	360,801	0	360,801
Sovereign Issues	0	78,570	0	78,570
Short-Term Instruments
Certificates of Deposit	0	15,307	0	15,307
Repurchase Agreements	0	411	0	411
Argentina Treasury Bills	0	719	0	719
Greece Treasury Bills	0	6,178	0	6,178
U.S. Treasury Bills	0	18,739	0	18,739
	$0	$3,091,288	$4,988	$3,096,276

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$486,862	$0	$0	$486,862

Total Investments	$486,862	$3,091,288	$4,988	$3,583,138

Short Sales, at Value - Liabilities
Sovereign Issues	0	(17,445)	0	(17,445)
U.S. Government Agencies	0	(10,050)	0	(10,050)
	$0	$(27,495)	$0	$(27,495)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,573	3,620	0	5,193
Over the counter	0	45,468	0	45,468
	$1,573	$49,088	$0	$50,661

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,620)	(6,773)	0	(9,393)
Over the counter	0	(358,016)	(91)	(358,107)

	$(2,620)	$(364,789)	$(91)	$(367,500)

Total Financial Derivative Instruments	$(1,047)	$(315,701)	$(91)	$(316,839)

Totals	$485,815	$2,748,092	$4,897	$3,238,804

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$6,080	$5,846
Klockner-Pentaplast of America, Inc.
6.772% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,469	2,135

Total Loan Participations and Assignments (Cost $8,524)			7,981

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 9.3%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,400	1,326
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,917
Banco Santander S.A.
6.250% due 09/11/2021 •(g)	EUR	600	676
Bank of America Corp.
2.650% due 04/01/2019		$6,700	6,693
3.541% (US0003M + 0.790%) due 03/05/2024 ~		200	194
3.667% (US0003M + 0.870%) due 04/01/2019 ~		1,500	1,502
Barclays Bank PLC
10.179% due 06/12/2021		11,700	13,159
Barclays PLC
3.200% due 08/10/2021		800	778
4.009% (US0003M + 1.380%) due 05/16/2024 ~		3,800	3,621
4.610% due 02/15/2023 •		1,100	1,091
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,116
BPCE S.A.
2.500% due 07/15/2019		8,054	8,037
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,900	3,823
Credit Suisse Group AG
7.250% due 09/12/2025 •(g)(h)		1,200	1,135
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,108
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		5,400	4,989
4.250% due 10/14/2021		5,700	5,577
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,300	1,483
Ford Motor Credit Co. LLC
3.448% due 08/12/2019 •		$8,900	8,867
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,500	2,456
General Motors Financial Co., Inc.
3.678% (US0003M + 1.270%) due 10/04/2019 ~		3,600	3,615
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,896
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,577
3.400% due 03/08/2021		1,400	1,396
3.640% (US0003M + 1.000%) due 05/18/2024 ~		800	780
3.908% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,213
4.300% due 03/08/2026		1,000	988
5.875% due 09/28/2026 •(g)	GBP	1,200	1,467
6.250% due 03/23/2023 •(g)(h)		$1,800	1,690
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		2,900	2,835
3.411% (US0003M + 0.610%) due 06/18/2022 ~		3,300	3,265
3.797% due 07/23/2024 •		1,100	1,103
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		1,500	1,485
Lloyds Banking Group PLC
4.050% due 08/16/2023		3,000	2,967
4.550% due 08/16/2028		2,800	2,697
7.500% due 09/27/2025 •(g)(h)		500	484
Nationwide Building Society
4.363% due 08/01/2024 •		1,700	1,667
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	765
3.086% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,262
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,721

4.519% due 06/25/2024 •		1,100	1,080
7.500% due 08/10/2020 •(g)(h)		200	199
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,000	1,988
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	490	609
UBS AG
5.125% due 05/15/2024		$2,100	2,095
7.625% due 08/17/2022 (h)		1,650	1,761
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	297
3.566% (US0003M + 0.950%) due 08/15/2023 ~		700	686
4.125% due 09/24/2025		400	398
UniCredit SpA
7.830% due 12/04/2023		4,800	5,026
Wells Fargo & Co.
2.929% (US0003M + 0.460%) due 04/22/2019 ~		3,800	3,801
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,542

			125,903

INDUSTRIALS 0.8%
Allergan Funding SCS
3.450% due 03/15/2022		1,000	986
Allergan Sales LLC
4.875% due 02/15/2021		140	144
BAT Capital Corp.
2.764% due 08/15/2022		900	851
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,500	1,472
Campbell Soup Co.
3.300% due 03/15/2021		600	597
3.418% (US0003M + 0.630%) due 03/15/2021 ~		400	392
Charter Communications Operating LLC
4.464% due 07/23/2022		300	303
4.908% due 07/23/2025		600	597
CVS Health Corp.
3.500% due 07/20/2022		100	99
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,200	1,196
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	99
5.000% due 07/15/2035		100	94
5.200% due 07/15/2045		100	92
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,788
SASOL Financing USA LLC
5.875% due 03/27/2024		800	799
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		710	700

			10,209

UTILITIES 1.6%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,000	3,988
3.488% (US0003M + 0.750%) due 06/01/2021 ~		5,300	5,268
3.956% (US0003M + 1.180%) due 06/12/2024 ~		3,300	3,203
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~		2,400	2,389
Petrobras Global Finance BV
5.299% due 01/27/2025		106	102
5.999% due 01/27/2028		2,568	2,424
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~		2,900	2,842
Verizon Communications, Inc.
3.376% due 02/15/2025		421	409
3.716% (US0003M + 1.100%) due 05/15/2025 ~		1,800	1,747

			22,372

Total Corporate Bonds & Notes (Cost $160,409)			158,484

MUNICIPAL BONDS & NOTES 0.5%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,049

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	143
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,123

La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,524
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	203

		3,993

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	128
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	441
7.750% due 01/01/2042	550	589

		1,158

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	131

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	100

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	134

Total Municipal Bonds & Notes (Cost $5,675)		6,565

U.S. GOVERNMENT AGENCIES 25.8%
Fannie Mae
2.310% due 08/01/2022	100	98
2.856% due 07/25/2037 •	8	8
2.886% due 07/25/2037 •	13	13
2.906% due 09/25/2035 •	33	33
2.916% due 09/25/2035 •	53	54
3.226% due 06/25/2037 •	91	93
3.236% due 06/25/2040 •	111	113
3.500% due 09/01/2047 - 10/01/2048	63,328	63,375
4.000% due 07/01/2025 - 06/01/2048	8,181	8,420
4.500% due 03/01/2019 - 10/01/2041	2,491	2,604
5.000% due 01/01/2028 - 09/01/2041	2,674	2,835
5.500% due 02/01/2022 - 09/01/2041	4,352	4,656
6.000% due 07/01/2036 - 05/01/2041	1,224	1,335
6.500% due 10/01/2035	38	41
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	154,440	154,383
4.000% due 02/01/2049	93,900	95,677
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	121	121
Freddie Mac
3.025% due 06/15/2041 •	461	464
3.155% due 08/15/2037 •	77	78
3.165% due 10/15/2037 •	13	13
3.175% due 05/15/2037 - 09/15/2037 •	93	95
4.000% due 07/15/2042	1,942	2,011
5.000% due 03/01/2038	1,229	1,304
5.500% due 07/01/2028 - 07/01/2038	235	249
Ginnie Mae
3.110% due 11/20/2062 •	3,013	3,019
3.500% due 01/15/2042 - 06/15/2045	3,363	3,390
5.000% due 08/15/2038 - 05/15/2039	359	381
6.000% due 08/15/2037	90	98
Ginnie Mae, TBA
5.000% due 02/01/2049	4,900	5,094
Small Business Administration
4.430% due 05/01/2029	74	77
5.290% due 12/01/2027	13	13
6.220% due 12/01/2028	15	16

Total U.S. Government Agencies (Cost $347,360)		350,161

U.S. TREASURY OBLIGATIONS 42.6%
U.S. Treasury Bonds
3.000% due 08/15/2048 (j)	700	698
4.375% due 05/15/2040 (n)	7,300	8,978
4.625% due 02/15/2040 (n)	6,300	7,999
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	7,362	7,163
0.125% due 01/15/2022	21,676	21,045
0.125% due 04/15/2022	32,859	31,800
0.125% due 07/15/2022	45,307	44,016
0.125% due 01/15/2023 (n)	2,958	2,858

0.125% due 07/15/2024	4,260	4,087
0.250% due 01/15/2025 (n)	1,602	1,534
0.375% due 07/15/2023	12,931	12,648
0.375% due 01/15/2027	21,357	20,300
0.375% due 07/15/2027	9,201	8,735
0.500% due 01/15/2028	1,845	1,762
0.625% due 01/15/2026	15,006	14,617
0.750% due 07/15/2028	17,529	17,172
1.000% due 02/15/2048	18,151	17,241
1.750% due 01/15/2028	13,882	14,753
2.000% due 01/15/2026 (n)	255	272
2.375% due 01/15/2025	20,526	22,201
2.500% due 01/15/2029	11,661	13,284
3.625% due 04/15/2028 (n)	313	384
U.S. Treasury Notes
1.375% due 09/30/2020 (l)(n)	14,900	14,608
1.375% due 10/31/2020 (l)(n)	8,100	7,936
1.750% due 12/31/2020 (l)(n)	24,400	24,052
1.875% due 07/31/2022 (l)(n)	24,800	24,292
1.875% due 08/31/2022 (i)(n)	133,200	130,382
2.000% due 11/30/2020 (l)(n)	4,100	4,062
2.000% due 07/31/2022 (n)	13,500	13,281
2.000% due 11/15/2026 (n)	29,200	27,903
2.125% due 08/31/2020 (l)(n)	12,400	12,319
2.125% due 05/15/2025 (n)	15,300	14,897
2.250% due 08/15/2027 (n)	6,800	6,588
2.375% due 08/15/2024 (n)	15,600	15,462
2.750% due 02/15/2024 (n)	7,700	7,784

Total U.S. Treasury Obligations (Cost $592,110)		577,113

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
BCAP LLC Trust
3.922% due 03/27/2037 ~	1,223	902
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	70	70
2.666% due 06/25/2046 ^•	2,426	2,585
2.676% due 04/25/2037 •	1,830	1,415
4.649% due 11/25/2035 ^~	11,183	10,409
ChaseFlex Trust
2.806% due 07/25/2037 •	8,007	7,362
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 07/25/2036 •	1,242	1,232
Citigroup Mortgage Loan Trust
4.249% due 06/25/2036 ^~	214	213
Countrywide Alternative Loan Trust
2.666% due 02/25/2047 •	64	61
2.686% due 05/25/2047 •	429	417
2.856% due 05/25/2037 ^•	3,864	2,224
3.157% due 02/25/2036 •	40	37
6.000% due 12/25/2034	5,459	5,390
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~	15	15
4.290% due 11/25/2034 ~	19	19
Credit Suisse Mortgage Capital Certificates
3.546% due 02/27/2037 ~	854	862
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.656% due 03/25/2037 ^•	2,542	2,327
First Horizon Mortgage Pass-Through Trust
4.504% due 11/25/2037 ^~	1,300	1,263
GSR Mortgage Loan Trust
4.464% due 11/25/2035 ~	5	5
4.494% due 09/25/2035 ~	213	220
6.000% due 03/25/2037 ^	10	9
6.250% due 10/25/2036 ^	848	827
IndyMac Mortgage Loan Trust
2.706% due 11/25/2046 •	5,429	4,967
2.776% due 10/25/2036 •	1,095	706
JPMorgan Mortgage Trust
4.090% due 08/25/2034 ~	93	92
4.101% due 07/25/2035 ~	1,940	1,970
4.336% due 02/25/2035 ~	2	2
5.750% due 01/25/2036 ^	8	6
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	9	8
2.756% due 11/25/2035 •	9	8
4.363% due 09/25/2035 ^~	173	158
Morgan Stanley Mortgage Loan Trust
2.786% due 01/25/2036 •	2,361	1,804
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^Ø	12	9
Residential Accredit Loans, Inc. Trust
2.676% due 01/25/2037 •	2,418	2,215
2.691% due 08/25/2036 •	711	649
3.517% due 09/25/2045 •	68	64
6.000% due 03/25/2037 ^	6,887	6,260

Structured Adjustable Rate Mortgage Loan Trust
2.656% due 02/25/2037 •	1,470	1,351
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •	12	12
2.766% due 03/25/2037 •	39	27
Wachovia Mortgage Loan Trust LLC
4.677% due 10/20/2035 ~	788	733
WaMu Mortgage Pass-Through Certificates Trust
2.887% due 01/25/2047 •	45	45
3.044% due 01/25/2037 ^~	530	495
3.077% due 09/25/2046 •	7,337	6,846
3.157% due 02/25/2046 •	141	140
3.357% due 11/25/2042 •	100	96
3.877% due 08/25/2046 ^~	3,423	3,240
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~	575	563
4.848% due 11/25/2034 ~	157	158
4.869% due 01/25/2035 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $65,021)		70,495

ASSET-BACKED SECURITIES 12.5%
ACE Securities Corp. Home Equity Loan Trust
2.646% due 07/25/2036 •	2,183	1,745
5.506% due 08/25/2040 ^•	3,142	2,680
Allegro CLO Ltd.
3.740% due 01/30/2026 •	818	819
Argent Securities Trust
2.656% due 07/25/2036 •	3,769	3,167
2.666% due 05/25/2036 •	15,374	5,373
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •	300	299
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •	1,113	1,317
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	3,130	3,171
Citigroup Mortgage Loan Trust
2.666% due 09/25/2036 •	6,623	4,950
Citigroup Mortgage Loan Trust, Inc.
3.086% due 07/25/2035 •	1,000	1,005
Countrywide Asset-Backed Certificates
2.666% due 12/25/2035 •	3,252	3,205
2.706% due 09/25/2047 •	3,196	2,495
2.746% due 03/25/2036 •	648	579
2.796% due 01/25/2037 •	19,000	15,214
2.946% due 04/25/2036 •	5,500	5,482
3.216% due 07/25/2035 •	2,800	2,779
3.541% due 12/25/2035 •	3,500	3,347
4.700% due 10/25/2046 ^~	4,690	4,580
Countrywide Asset-Backed Certificates Trust
2.986% due 05/25/2036 •	7,000	6,804
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,043	1,047
Ellington Loan Acquisition Trust
3.556% due 05/25/2037 •	3,238	3,236
First Franklin Mortgage Loan Trust
3.241% due 09/25/2035 •	274	275
GSAMP Trust
2.576% due 12/25/2036 •	22	13
2.736% due 01/25/2037 •	4,100	3,459
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •	1,000	998
HSI Asset Securitization Corp. Trust
2.646% due 01/25/2037 •	2,336	1,867
MASTR Asset-Backed Securities Trust
2.556% due 01/25/2037 •	25	10
Merrill Lynch Mortgage Investors Trust
2.656% due 08/25/2037 •	7,038	4,396
Monarch Grove CLO
3.370% due 01/25/2028 •	5,800	5,741
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 01/25/2037 •	12,539	7,132
2.721% due 03/25/2037 •	8,897	4,428
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	1,153	1,154
Navient Private Education Loan Trust
2.855% due 12/16/2058 •	754	754
NovaStar Mortgage Funding Trust
2.756% due 09/25/2036 •	6,636	3,722
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	376	375
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •	1,100	1,100

Option One Mortgage Loan Trust
2.726% due 04/25/2037 •		5,069	3,908
2.726% due 05/25/2037 •		2,912	2,020
2.866% due 01/25/2036 •		3,700	3,284
3.286% due 02/25/2035 •		8,042	7,798
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		982	535
Residential Asset Securities Corp. Trust
2.986% due 01/25/2036 •		10,000	9,264
Securitized Asset-Backed Receivables LLC Trust
2.746% due 07/25/2036 •		1,837	1,019
SG Mortgage Securities Trust
2.686% due 02/25/2036 •		9,675	6,264
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		58	58
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	141	161
Soundview Home Loan Trust
2.586% due 06/25/2037 •		$13	9
2.616% due 02/25/2037 •		7,888	3,013
2.656% due 03/25/2037 •		1,095	1,063
2.716% due 06/25/2037 •		3,457	2,445
Structured Asset Securities Corp. Mortgage Loan Trust
2.716% due 02/25/2037 •		3,917	3,863
2.736% due 05/25/2047 •		5,855	5,576
Symphony CLO Ltd.
3.316% due 04/15/2028 •		2,100	2,092
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		3,145	3,124
3.250% due 06/25/2047 Ø		1,681	1,677
Wells Fargo Home Equity Asset-Backed Securities Trust
3.006% due 12/25/2035 •		3,186	3,063
3.391% due 11/25/2035 •		1,000	1,003

Total Asset-Backed Securities (Cost $161,298)			169,957

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		6,950	3,835
5.875% due 01/11/2028		3,400	2,456
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	4,526	116
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,616	43
59.257% (ARLLMONP) due 06/21/2020 ~(a)		81,254	2,324
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,177
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	17,357	5,028
6.000% due 05/15/2055		13,254	4,028
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,236
Israel Government International Bond
4.125% due 01/17/2048		800	785
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,834,687	17,275
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,500	1,060
6.350% due 08/12/2028		15,350	4,790
8.200% due 08/12/2026		6,850	2,388
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,634
Saudi Government International Bond
2.375% due 10/26/2021		200	193
4.000% due 04/17/2025		1,700	1,689
4.500% due 04/17/2030		1,500	1,495
5.000% due 04/17/2049		900	869

Total Sovereign Issues (Cost $60,089)			54,421

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.6%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC
2.908% due 10/26/2020		$1,900	1,901

REPURCHASE AGREEMENTS (i) 0.0%			593

ARGENTINA TREASURY BILLS 0.0%
(4.535)% due 01/31/2019 - 06/28/2019 (c)(d)	ARS	15,195	446

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (d)(e)	EUR	3,400	3,890

JAPAN TREASURY BILLS 11.7%
(0.262)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	17,420,000	158,941

U.S. TREASURY BILLS 0.4%
2.352% due 01/03/2019 - 03/14/2019 (c)(d)(n)		$5,835	5,814

Total Short-Term Instruments (Cost $166,933)			171,585

Total Investments in Securities (Cost $1,567,419)			1,566,762

	SHARES
INVESTMENTS IN AFFILIATES 20.4%
SHORT-TERM INSTRUMENTS 20.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.4%
PIMCO Short Asset Portfolio		27,701,407	274,853
PIMCO Short-Term Floating NAV Portfolio III		142,404	1,408

Total Short-Term Instruments (Cost $278,701)			276,261

Total Investments in Affiliates (Cost $278,701)			276,261

Total Investments 135.9% (Cost $1,846,120)			$1,843,023
Financial Derivative Instruments (k)(m) (12.3)% (Cost or Premiums, net $24,495)			(167,202)
Other Assets and Liabilities, net (23.6)%			(319,185)

Net Assets 100.0%			$1,356,636

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$593	U.S. Treasury Notes 2.875% due 09/30/2023	$(607)	$593	$593

Total Repurchase Agreements						$(607)	$593	$593

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.720%	12/27/2018	02/27/2019	$(8,580)	$(8,584)
BOS	3.000	12/18/2018	01/02/2019	(1,955)	(1,957)
RCY	2.660	12/04/2018	01/14/2019	(18,745)	(18,785)
	2.680	12/11/2018	01/14/2019	(4,680)	(4,688)
SCX	2.810	12/13/2018	01/14/2019	(14,119)	(14,141)
	2.850	12/18/2018	01/17/2019	(8,494)	(8,504)
SGY	2.500	12/12/2018	01/14/2019	(691)	(692)

Total Reverse Repurchase Agreements					$(57,351)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$4,900	$(5,123)	$(5,130)

Sovereign Issues (0.6)%
Canada Government Bond	2.750	12/01/2048	CAD	10,400	(8,678)	(8,613)

Total Short Sales (1.0)%					$(13,801)	$(13,743)

(j)	Securities with an aggregate market value of $57,569 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(6,142) at a weighted average interest rate of 2.410%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $46 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note February 2019 Futures	$113.500	01/25/2019	575	$575	$(94)	$(28)

Total Written Options					$(94)	$(28)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	5,910	$1,437,460	$(1,498)	$0	$0
90-Day Eurodollar September Futures	09/2020	914	222,890	880	69	0
Euro-Bobl March Futures	03/2019	157	23,838	55	0	(6)
Euro-Bund 10-Year Bond March Futures	03/2019	84	15,740	183	0	(18)
Mini MSCI EAFE Index March Futures	03/2019	213	18,275	(157)	9	0
U.S. Treasury 5-Year Note March Futures	03/2019	107	12,272	85	27	0
U.S. Treasury 10-Year Note March Futures	03/2019	889	108,472	2,590	347	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	399	64,102	1,171	237	0

				$3,309	$689	$(24)

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	5,911	$(1,439,993)	$(4,604)	$0	$(295)
90-Day Eurodollar September Futures	09/2021	914	(222,902)	(1,076)	0	(126)
Australia Government 10-Year Bond March Futures	03/2019	331	(30,932)	(390)	0	(146)
U.S. Treasury 2-Year Note March Futures	03/2019	553	(117,409)	(812)	0	(78)
U.S. Treasury 30-Year Bond March Futures	03/2019	783	(114,318)	(2,284)	0	(367)
United Kingdom Long Gilt March Futures	03/2019	88	(13,815)	(114)	15	(45)

				$(9,280)	$15	$(1,057)

Total Futures Contracts				$(5,971)	$704	$(1,081)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$3,100	$185	$(84)	$101	$4	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	2,400	119	(66)	53	4	0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	(4)	1	0	0

					$309	$(154)	$155	$8	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	95,500	$(12)	$(1,066)	$(1,078)	$0	$(9)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	11,300	(215)	339	124	0	(60)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$124,500	1,259	(297)	962	17	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	51	(103)	0	(5)
Pay (4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		452,600	74	1,495	1,569	99	0
Receive (4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		452,400	(15)	(1,908)	(1,923)	0	(194)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		54,500	2,062	(737)	1,325	0	(99)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		122,100	0	3,259	3,259	226	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		106,700	(1,129)	1,711	582	209	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	160	(74)	139	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		133,000	(13)	(2,521)	(2,534)	0	(389)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		41,500	0	(805)	(805)	0	(122)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		180,600	11,077	(4,438)	6,639	0	(485)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	250	227	0	(32)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	25	30	0	(3)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	43	99	0	(102)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		51,210	2,983	377	3,360	0	(164)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,000	891	465	1,356	0	(50)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,000	(164)	299	135	0	(32)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		78,100	4,645	(1,688)	2,957	0	(292)
Pay (4)	3-Month USD-LIBOR	3.406	Semi-Annual	10/12/2028		97,400	0	2,163	2,163	196	0
Receive (4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		31,500	0	(684)	(684)	0	(127)
Pay (4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		102,800	(361)	2,565	2,204	529	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		76,500	458	(2,387)	(1,929)	0	(467)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	263	263	0	(18)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		14,700	1,680	(574)	1,106	0	(81)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		18,000	0	(947)	(947)	0	(107)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		14,900	0	(716)	(716)	0	(90)
Receive (4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,000	0	(88)	(88)	0	(18)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	28,900	0	390	390	1	0
Receive (4)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		10,900	(170)	(129)	(299)	0	(10)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	395,900	861	551	1,412	0	(6)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,100	(179)	117	(62)	0	0
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		395,600	27	603	630	25	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	654	(716)	0	(11)
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	2	(207)	(205)	0	(24)
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,400	0	(811)	(811)	0	(93)
Receive (4)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		20,800	131	(842)	(711)	0	(77)
Receive (4)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		17,000	0	(676)	(676)	0	(64)
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,400	7	(165)	(158)	0	(27)
Pay (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	50,340,000	1,447	1,230	2,677	25	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		20,020,000	(426)	(1,714)	(2,140)	0	(64)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		6,810,000	14	578	592	21	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		11,810,000	724	1,045	1,769	39	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		610,000	0	(285)	(285)	0	(6)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,820,000	116	(653)	(537)	0	(16)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		930,000	3	(408)	(405)	0	(9)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		5,450,000	300	(2,276)	(1,976)	0	(50)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,080,000	986	(478)	508	0	(6)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	33	82	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,300	(4)	(126)	(130)	0	(10)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,600	9	146	155	15	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	20,600	(2)	(169)	(171)	154	0
Receive	UKRPI	3.593	Maturity	11/15/2028		3,600	0	30	30	27	0
Receive	UKRPI	3.595	Maturity	11/15/2028		3,500	0	30	30	27	0
Receive	UKRPI	3.603	Maturity	11/15/2028		3,500	0	35	35	27	0

							$25,395	$(8,888)	$16,507	$1,777	$(3,419)

Total Swap Agreements							$25,704	$(9,042)	$16,662	$1,785	$(3,419)

(l)

Securities with an aggregate market value of $22,316 and cash of $2,905 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(m)	financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	24,077		$18,082	$441	$0
	01/2019	GBP	1,859		2,379	9	0
	01/2019		$1,862	ARS	75,794	114	0
	01/2019		8,417	CAD	11,277	0	(155)
	02/2019		15,734	NOK	133,315	0	(286)
	02/2019		10	TRY	54	0	0
BPS	01/2019	JPY	2,460,000		$21,839	0	(609)
BRC	02/2019	EUR	267		305	0	(2)
CBK	01/2019	BRL	30,482		7,808	0	(57)
	01/2019	JPY	3,120,000		27,702	0	(769)
	01/2019		$4,571	AUD	6,240	0	(175)
	01/2019		7,867	BRL	30,482	0	(2)
	01/2019		3,361	CAD	4,422	0	(121)
	02/2019	AUD	6,218		$4,480	97	0
	03/2019	EUR	3,400		4,328	409	0
	03/2019	KRW	3,707,785		3,308	0	(30)
DUB	01/2019	BRL	30,482		7,867	2	0
	01/2019		$7,885	BRL	30,482	0	(20)
	02/2019	BRL	30,482		$7,869	19	0
GLM	01/2019	GBP	10,311		13,185	38	0
	01/2019	JPY	2,755,000		24,443	0	(709)
	02/2019	EUR	3,150		3,593	0	(29)
	04/2019	CNY	8,973		1,287	0	(17)
HUS	01/2019	MXN	22,534		1,183	40	0
	01/2019		$23	ARS	921	1	0
	04/2019	ARS	1,223		$29	0	0
	01/2021	BRL	1,400		216	0	(120)
IND	02/2019	EUR	11,540		13,165	0	(105)
JPM	01/2019	CAD	3,090		2,346	82	0
	01/2019	JPY	2,755,000		24,362	0	(790)
	02/2019	TRY	132,234		22,586	0	(1,759)
	02/2019		$17,851	CNH	124,314	246	0
	02/2019		25,155	TRY	144,101	1,375	0
	03/2019	EUR	13,336		$15,916	560	0
	11/2019	CNH	124,868		17,851	0	(321)
MYI	01/2019	CAD	4,518		3,433	122	0
	02/2019	AUD	501		357	4	0
RYL	01/2019	CAD	5,415		4,045	78	0
	01/2019	JPY	161,700		1,453	0	(23)
	04/2019		$1,131	CNH	7,890	17	0
SCX	02/2019	AUD	562		$410	14	0
	02/2019		$12,762	CNH	88,936	185	0
	11/2019	CNH	89,341		$12,762	0	(240)
SOG	01/2019	CAD	6,306		4,741	121	0
	01/2019	RUB	6,734		102	5	0
SSB	01/2019	JPY	6,330,000		56,027	0	(1,795)
	01/2019		$2,178	CAD	2,895	0	(57)
	02/2019		16,997	EUR	14,998	249	0
	03/2019	SGD	16,743		$12,252	0	(54)
	03/2019	TWD	493,714		16,144	0	(111)
UAG	01/2019	JPY	2,106,800		18,598	0	(630)
	03/2019	HKD	4,528		580	1	0

Total Forward Foreign Currency Contracts						$4,229	$(8,986)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	7,490	$225	$6
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,032	65	7

							$290	$13

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$359,600	$1,331	$2,430
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	220,300	800	1,498
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	271,500	285	8
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	755,100	2,733	5,133
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	42,800	1,721	954
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	647,700	740	3,066

							$7,610	$13,089

Total Purchased Options							$7,900	$13,102

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	01/16/2019	$71,900	$(101)	$(42)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	71,900	(93)	(42)

						$(194)	$(84)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$5,634	$(66)	$(46)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,601	(31)	(21)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	14,980	(225)	(1)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	20,078	(413)	(162)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		14,064	(65)	(4)

							$(800)	$(234)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$359,600	$(1,722)	$(2,686)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	220,300	(1,070)	(1,710)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	54,300	(285)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	755,100	(3,549)	(5,881)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	311,000	(1,723)	(539)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	259,100	(740)	(2,822)

							$(9,089)	$(13,643)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (1)«	04/30/2019	$55,800	$(55)	$(55)

Total Written Options				$(10,177)	$(14,016)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	1,700	$316	$(37)	$279	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		850	156	(17)	139	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		850	162	(23)	139	0

								$634	$(77)	$557	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$237	$(49)	$32	$0	$(17)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	81	(51)	30	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(319)	179	0

						$530	$(338)	$209	$(17)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 19,400	$(2)	$8	$6	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	$262,294	$0	$(38,909)	$0	$(38,909)
	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2019	71,954	0	(9,988)	0	(9,988)
DUB	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	443,628	0	(65,040)	0	(65,040)
GST	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	58,581	0	(8,598)	0	(8,598)
JPM	Receive	NDDUEAFE Index	18,263	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019	101,046	0	(5,439)	0	(5,439)
	Receive	NDDUEAFE Index	20,092	3-Month USD-LIBOR less a specified spread	Quarterly	08/14/2019	111,166	0	(5,970)	0	(5,970)
MYI	Receive	NDDUEAFE Index	16,478	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	91,055	0	(4,621)	0	(4,621)
	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR less a specified spread	Quarterly	07/15/2019	103,140	0	(5,133)	0	(5,133)
	Receive	NDDUEAFE Index	2,108	3-Month USD-LIBOR less a specified spread	Quarterly	07/18/2019	11,463	0	(428)	0	(428)
	Receive	NDDUEAFE Index	39,381	3-Month USD-LIBOR less a specified spread	Quarterly	08/06/2019	222,375	0	(16,121)	0	(16,121)

								$0	$(160,247)	$0	$(160,247)

Total Swap Agreements								$1,162	$(160,654)	$772	$(160,264)

(n)

Securities with an aggregate market value of $175,767 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,981	$0	$7,981
Corporate Bonds & Notes
Banking & Finance	0	125,903	0	125,903
Industrials	0	10,209	0	10,209
Utilities	0	22,372	0	22,372
Municipal Bonds & Notes
Arizona	0	1,049	0	1,049
California	0	3,993	0	3,993
Illinois	0	1,158	0	1,158
Nebraska	0	131	0	131
North Carolina	0	100	0	100
Tennessee	0	134	0	134
U.S. Government Agencies	0	350,161	0	350,161
U.S. Treasury Obligations	0	577,113	0	577,113
Non-Agency Mortgage-Backed Securities	0	70,495	0	70,495
Asset-Backed Securities	0	169,957	0	169,957
Sovereign Issues	0	54,421	0	54,421
Short-Term Instruments
Certificates of Deposit	0	1,901	0	1,901
Repurchase Agreements	0	593	0	593
Argentina Treasury Bills	0	446	0	446
Greece Treasury Bills	0	3,890	0	3,890
Japan Treasury Bills	0	158,941	0	158,941
U.S. Treasury Bills	0	5,814	0	5,814
	$0	$1,566,762	$0	$1,566,762

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$276,261	$0	$0	$276,261

Total Investments	$276,261	$1,566,762	$0	$1,843,023

Short Sales, at Value - Liabilities
Sovereign Issues	0	(8,613)	0	(8,613)
U.S. Government Agencies	0	(5,130)	0	(5,130)
	$0	$(13,743)	$0	$(13,743)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	704	1,785	0	2,489
Over the counter	0	18,103	0	18,103
	$704	$19,888	$0	$20,592

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,081)	(3,447)	0	(4,528)
Over the counter	0	(183,211)	(55)	(183,266)

	$(1,081)	$(186,658)	$(55)	$(187,794)

Total Financial Derivative Instruments	$(377)	$(166,770)	$(55)	$(167,202)

Totals	$275,884	$1,386,249	$(55)	$1,662,078

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Altice France S.A.
6.455% due 08/14/2026		$400	$377
Caesars Resort Collection LLC
5.272% due 12/22/2024		1,188	1,140
SS&C Technologies, Inc.
4.772% due 04/16/2025		399	378
State of Rio de Janeiro
6.024% due 12/20/2020 «		1,500	1,449
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	2,100	2,396
Verifone Systems, Inc.
6.645% due 08/20/2025		$300	291

Total Loan Participations and Assignments (Cost $6,245)			6,031

CORPORATE BONDS & NOTES 59.0%
BANKING & FINANCE 19.7%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		200	201
Alpha Star Holding Ltd.
6.250% due 04/20/2022		1,200	1,085
American Tower Corp.
3.125% due 01/15/2027		1,800	1,633
Bank of America Corp.
3.541% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,070
4.100% due 07/24/2023		300	304
Barclays Bank PLC
7.625% due 11/21/2022 (f)		2,500	2,595
10.179% due 06/12/2021		740	832
Barclays PLC
7.875% due 09/15/2022 •(e)	GBP	700	896
8.000% due 12/15/2020 •(e)	EUR	200	243
BBVA Bancomer S.A.
5.125% due 01/18/2033 •		$1,900	1,655
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		100	100
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	2,013
6.500% due 03/20/2021		900	907
BNP Paribas S.A.
7.625% due 03/30/2021 •(e)(f)		800	817
BPCE S.A.
4.500% due 03/15/2025		900	873
4.625% due 07/11/2024		1,200	1,181
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~		300	299
Carlyle Finance LLC
5.650% due 09/15/2048		100	100
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,093
China Evergrande Group
6.250% due 06/28/2021		200	191
CIT Group, Inc.
4.750% due 02/16/2024		400	386
Citigroup, Inc.
8.125% due 07/15/2039		780	1,085
Compass Bank
2.750% due 09/29/2019		600	597
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		800	802
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,000
7.500% due 12/11/2023 •(e)(f)		800	816
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,375
Crown Castle International Corp.
4.000% due 03/01/2027		200	192
Deutsche Bank AG
4.250% due 10/14/2021		3,000	2,935
Discover Bank
4.650% due 09/13/2028		1,000	977

Duke Realty LP
3.375% due 12/15/2027		300	286
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,964
FMR LLC
4.950% due 02/01/2033		2,000	2,176
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,286	3,616
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	583
3.272% due 09/29/2025 •		1,400	1,313
3.691% due 06/05/2028 •		1,600	1,489
3.850% due 01/26/2027		1,500	1,413
4.017% due 10/31/2038 •		100	88
HSBC Holdings PLC
5.875% due 09/28/2026 •(e)	GBP	1,400	1,711
6.375% due 09/17/2024 •(e)(f)		$900	839
6.500% due 09/15/2037		1,000	1,138
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,504
JPMorgan Chase & Co.
5.000% due 07/01/2019 •(e)		2,400	2,319
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,442
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	473
4.344% due 01/09/2048		700	555
7.000% due 06/27/2019 •(e)	GBP	800	1,022
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$100	100
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,488
Morgan Stanley
3.399% (US0003M + 0.930%) due 07/22/2022 ~		500	493
3.591% due 07/22/2028 •		1,700	1,608
3.811% (US0003M + 1.220%) due 05/08/2024 ~		200	197
National Retail Properties, Inc.
3.500% due 10/15/2027		900	861
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,459
Navient Corp.
7.250% due 01/25/2022		200	194
Old Republic International Corp.
3.875% due 08/26/2026		300	287
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,848
Progressive Corp.
3.700% due 01/26/2045		1,400	1,287
Quicken Loans, Inc.
5.250% due 01/15/2028		300	267
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		1,200	1,160
7.648% due 09/30/2031 •(e)		1,900	2,349
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(e)	GBP	200	257
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,444
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,809
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,212
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,145
U.S. Bancorp
5.300% due 04/15/2027 •(e)		200	189
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		2,100	2,057
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	1,936
3.584% due 05/22/2028 •		700	673
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	845
6.600% due 01/15/2038		400	496
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,472

			81,317

INDUSTRIALS 28.8%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	3,118
AbbVie, Inc.
4.400% due 11/06/2042		3,100	2,750
Activision Blizzard, Inc.
4.500% due 06/15/2047		300	271

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	3,600	3,335
American Airlines Pass-Through Trust
3.350% due 04/15/2031	1,557	1,474
3.600% due 04/15/2031	486	463
3.650% due 12/15/2029	450	429
4.375% due 04/01/2024	527	522
Amgen, Inc.
4.950% due 10/01/2041	1,214	1,242
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	947
Anheuser-Busch Cos. LLC
3.650% due 02/01/2026	600	568
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,035
4.950% due 01/15/2042	1,500	1,406
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,567
Bacardi Ltd.
4.700% due 05/15/2028	2,400	2,312
BAT Capital Corp.
4.390% due 08/15/2037	1,200	986
4.540% due 08/15/2047	400	320
Becton Dickinson and Co.
3.734% due 12/15/2024	647	626
British Airways Pass-Through Trust
3.800% due 03/20/2033	999	982
4.125% due 03/20/2033	1,599	1,583
Canadian Pacific Railway Co.
6.125% due 09/15/2115	400	468
Charter Communications Operating LLC
4.200% due 03/15/2028	400	375
5.375% due 05/01/2047	2,500	2,276
Cigna Corp.
4.375% due 10/15/2028	2,000	2,016
Comcast Corp.
3.200% due 07/15/2036	1,300	1,122
3.969% due 11/01/2047	2,279	2,045
4.700% due 10/15/2048	1,300	1,326
6.400% due 05/15/2038	12	14
6.500% due 11/15/2035	200	240
Community Health Systems, Inc.
8.625% due 01/15/2024	300	297
CVS Pass-Through Trust
4.704% due 01/10/2036	2,998	2,950
DAE Funding LLC
4.500% due 08/01/2022	100	96
Dell International LLC
4.420% due 06/15/2021	200	200
5.450% due 06/15/2023	2,500	2,546
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	785
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,402
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,088
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	2,210
Elanco Animal Health, Inc.
4.272% due 08/28/2023	100	100
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,441
Encana Corp.
6.500% due 08/15/2034	500	531
Energy Transfer Operating LP
4.050% due 03/15/2025	1,100	1,044
6.625% due 10/15/2036	500	515
7.500% due 07/01/2038	400	448
Energy Transfer Partners LP
5.000% due 10/01/2022	900	919
Enterprise Products Operating LLC
5.750% due 03/01/2035	200	212
EQM Midstream Partners LP
4.125% due 12/01/2026	400	364
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,274
General Electric Co.
5.875% due 01/14/2038	100	96
6.750% due 03/15/2032	831	869
6.875% due 01/10/2039	444	466
General Motors Co.
5.150% due 04/01/2038	1,900	1,630
Gerdau Trade, Inc.
4.875% due 10/24/2027	900	858
Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027	200	186

GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	300	300
GTL Trade Finance, Inc.
5.893% due 04/29/2024	364	380
HCA, Inc.
5.625% due 09/01/2028	200	193
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,000	991
Kinder Morgan, Inc.
3.716% (US0003M + 1.280%) due 01/15/2023 ~	200	196
Kraft Heinz Foods Co.
3.000% due 06/01/2026	1,000	894
4.625% due 01/30/2029	500	496
6.500% due 02/09/2040	800	853
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,123
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	500	482
Masco Corp.
7.750% due 08/01/2029	1,118	1,336
Masonite International Corp.
5.750% due 09/15/2026	200	189
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,210
Mylan NV
3.950% due 06/15/2026	2,400	2,195
5.250% due 06/15/2046	100	85
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	939
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,153
Oracle Corp.
4.125% due 05/15/2045	1,900	1,812
4.500% due 07/08/2044	1,400	1,414
Owens Corning
3.400% due 08/15/2026	1,300	1,190
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	1,600	1,500
5.500% due 02/15/2024	200	193
Petroleos Mexicanos
6.350% due 02/12/2048	4,725	3,787
Pride International LLC
7.875% due 08/15/2040	200	149
QVC, Inc.
5.950% due 03/15/2043	2,100	1,891
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,507
Sands China Ltd.
5.400% due 08/08/2028	1,700	1,646
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,274
Southern Co.
3.250% due 07/01/2026	800	751
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,634
Suncor Energy, Inc.
6.500% due 06/15/2038	200	231
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	1,200	1,111
Syngenta Finance NV
4.441% due 04/24/2023	400	386
Takeda Pharmaceutical Co. Ltd.
5.000% due 11/26/2028	600	614
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	119
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	88
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	26
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	431
Texas Eastern Transmission LP
4.150% due 01/15/2048	2,800	2,506
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,729
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,151
5.875% due 11/15/2040	400	379
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	109
7.250% due 08/15/2038	300	360
Transocean Pontus Ltd.
6.125% due 08/01/2025	300	291
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	902

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	335	352
United Airlines Pass-Through Trust
3.500% due 09/01/2031	1,400	1,377
4.000% due 10/11/2027	806	805
United Technologies Corp.
4.125% due 11/16/2028	400	398
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,686
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,856
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,788	1,748
VMware, Inc.
3.900% due 08/21/2027	700	622
Warner Media LLC
4.650% due 06/01/2044	200	176
Western Gas Partners LP
5.500% due 08/15/2048	600	537
Williams Cos., Inc.
8.750% due 03/15/2032	137	179
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,478
Wyndham Destinations, Inc.
6.350% due 10/01/2025	400	390
Zoetis, Inc.
4.450% due 08/20/2048	300	296

		118,441

UTILITIES 10.5%
Appalachian Power Co.
7.000% due 04/01/2038	100	126
AT&T, Inc.
4.500% due 03/09/2048	2,073	1,794
4.800% due 06/15/2044	2,400	2,160
5.150% due 02/15/2050	3,400	3,166
5.300% due 08/15/2058	100	93
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	469
British Telecommunications PLC
9.625% due 12/15/2030	600	813
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,219
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	512
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	874
Emera, Inc.
6.750% due 06/15/2076 •	1,400	1,410
Enable Midstream Partners LP
3.900% due 05/15/2024	100	96
Enel Finance International NV
4.875% due 06/14/2029	1,500	1,435
FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	405
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,047
Millicom International Cellular S.A.
5.125% due 01/15/2028	2,500	2,237
NGPL PipeCo LLC
7.768% due 12/15/2037	700	801
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,371
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	179
5.800% due 03/01/2037	1,000	933
Petrobras Global Finance BV
5.299% due 01/27/2025	100	96
5.999% due 01/27/2028	700	661
7.375% due 01/17/2027	2,700	2,780
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	948
Progress Energy, Inc.
7.750% due 03/01/2031	400	534
Rio Oil Finance Trust
9.250% due 07/06/2024	423	453
SES S.A.
5.300% due 04/04/2043	1,800	1,581
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,001
Southern California Edison Co.
5.625% due 02/01/2036	200	216
6.000% due 01/15/2034	300	335

Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,190
Verizon Communications, Inc.
2.625% due 08/15/2026	2,500	2,272
4.125% due 08/15/2046	1,800	1,596
4.672% due 03/15/2055	2,566	2,370
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,514
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,382

		43,069

Total Corporate Bonds & Notes (Cost $251,872)		242,827

MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 1.1%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	273
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,098
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,108

		4,479

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,456	2,603

NEVADA 0.1%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	204

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	507

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	494

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	300

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,497

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $10,515)		11,177

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	13,729
3.500% due 08/01/2046	5,048	5,066
3.980% due 07/01/2021	2,500	2,568
5.625% due 04/17/2028	100	120
6.210% due 08/06/2038	9,643	13,773
Fannie Mae, TBA
3.000% due 01/01/2049	13,200	12,882
4.000% due 02/01/2049	800	815
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	737
3.650% due 02/25/2028 ~	1,800	1,849
5.000% due 04/15/2038	88	93
6.250% due 07/15/2032	300	401
6.750% due 03/15/2031	1,900	2,586
Ginnie Mae
3.500% due 11/20/2044	1,515	1,481
5.500% due 10/20/2037	554	650
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,322
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,400	12,904

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,618
Small Business Administration
5.290% due 12/01/2027	91	94

Total U.S. Government Agencies (Cost $72,589)		73,688

U.S. TREASURY OBLIGATIONS 28.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (j)	600	576
2.750% due 08/15/2047 (l)	6,008	5,702
2.875% due 05/15/2043 (j)(l)	1,637	1,602
3.000% due 08/15/2048 (h)	37,812	37,709
3.125% due 02/15/2043 (h)(j)(l)	23,800	24,330
3.125% due 05/15/2048 (h)	3,103	3,168
4.375% due 11/15/2039 (l)	40	49
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (j)(l)	967	867
1.375% due 02/15/2044 (h)(j)(l)	8,925	9,236
U.S. Treasury STRIPS (c)
0.000% due 05/15/2034 (l)	500	321
0.000% due 08/15/2040 (l)	4,500	2,377
0.000% due 11/15/2040 (h)	12,200	6,382
0.000% due 08/15/2042 (l)	2,600	1,276
0.000% due 05/15/2043	5,800	2,772
0.000% due 11/15/2043	1,000	470
0.000% due 11/15/2044	13,200	6,038
0.000% due 02/15/2045 (l)	200	91
0.000% due 05/15/2046 (l)	8,700	3,788
0.000% due 08/15/2047 (h)	22,500	9,431
0.000% due 08/15/2048 (l)	700	285

Total U.S. Treasury Obligations (Cost $115,837)		116,470

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,295
American Home Mortgage Investment Trust
3.086% due 11/25/2045 •	1,406	1,393
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,117
4.957% due 08/10/2035 ~	700	687
Bear Stearns Adjustable Rate Mortgage Trust
4.343% due 01/25/2035 ~	4	4
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	76	76
DBUBS Mortgage Trust
3.771% due 07/12/2044 •	571	577
Downey Savings & Loan Association Mortgage Loan Trust
4.154% due 07/19/2044 ~	42	42
GSMPS Mortgage Loan Trust
2.856% due 01/25/2036 •	1,202	1,068
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	300	287
IndyMac Mortgage Loan Trust
2.686% due 07/25/2047 •	129	109
2.696% due 04/25/2037 •	1,509	1,401
Merrill Lynch Mortgage Investors Trust
4.231% due 11/25/2035 •	908	912
RBSSP Resecuritization Trust
4.081% due 12/25/2035 ~	598	601
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,490
Structured Adjustable Rate Mortgage Loan Trust
4.232% due 02/25/2034 ~	11	11
Structured Asset Mortgage Investments Trust
2.696% due 07/25/2046 ^•	54	45
2.726% due 05/25/2036 •	114	103
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 08/25/2046 •	1,109	1,079
2.876% due 05/25/2034 •	1,128	1,030
2.926% due 06/25/2044 •	146	143
3.044% due 01/25/2037 ~	1,113	1,038
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,323
Wells Fargo Mortgage Loan Trust
4.729% due 02/27/2036 •	354	355
Wells Fargo Mortgage-Backed Securities Trust
4.717% due 01/25/2035 ~	296	306

Total Non-Agency Mortgage-Backed Securities (Cost $16,345)		16,492

ASSET-BACKED SECURITIES 4.7%
Accredited Mortgage Loan Trust
3.376% due 01/25/2035 •	742	733

CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		1,000	1,013
Countrywide Asset-Backed Certificates
2.785% due 04/25/2036 •		1,800	1,706
Countrywide Asset-Backed Certificates Trust
3.206% due 11/25/2035 •		1,600	1,596
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		680	683
Equifirst Loan Securitization Trust
2.676% due 04/25/2037 •		1,228	1,172
First Franklin Mortgage Loan Trust
3.456% due 07/25/2033 •		1,206	1,163
HSI Asset Securitization Corp. Trust
2.666% due 05/25/2037 •		964	947
IXIS Real Estate Capital Trust
3.136% due 02/25/2036 •		1,018	1,020
JPMorgan Mortgage Acquisition Trust
2.726% due 07/25/2036 •		1,620	1,609
2.956% due 11/25/2036 •		1,615	1,568
NYMT Residential LLC
4.000% due 03/25/2021 Ø		88	88
RAAC Trust
3.186% due 05/25/2044 •		666	661
Securitized Asset-Backed Receivables LLC Trust
2.746% due 03/25/2036 •		1,016	1,006
SLM Student Loan Trust
3.990% due 04/25/2023 •		155	156
Structured Asset Investment Loan Trust
2.656% due 06/25/2036 •		957	929
2.666% due 05/25/2036 •		1,036	975
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		2,542	2,525

Total Asset-Backed Securities (Cost $18,758)			19,550

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	1,047	27
59.257% ((ARLLMONP) due 06/21/2020 ~(a)		29,000	829
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	813
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		1,900	1,898
Mexico Government International Bond
4.600% due 01/23/2046		534	475
Qatar Government International Bond
4.500% due 04/23/2028		400	419
Saudi Government International Bond
4.625% due 10/04/2047		1,800	1,649
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,212

Total Sovereign Issues (Cost $8,345)			7,322

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (g) 0.1%			320

ARGENTINA TREASURY BILLS 0.2%
(1.497)% due 04/12/2019 - 06/28/2019 (b)(c)	ARS	25,296	677

U.S. TREASURY BILLS 5.8%
2.387% due 02/07/2019 - 03/14/2019 (b)(c)(l)		$23,988	23,894

Total Short-Term Instruments (Cost $24,877)			24,891

Total Investments in Securities (Cost $525,383)			518,448

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,572	114

Total Short-Term Instruments (Cost $114)	114

Total Investments in Affiliates (Cost $114)	114

Total Investments 126.0% (Cost $525,497)	$518,562
Financial Derivative Instruments (i)(k) (5.6)% (Cost or Premiums, net $(425))	(23,245)
Other Assets and Liabilities, net (20.4)%	(83,609)

Net Assets 100.0%	$411,708

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$320	U.S. Treasury Notes 2.875% due 09/30/2023	$(327)	$320	$320

Total Repurchase Agreements						$(327)	$320	$320

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	11/27/2018	01/23/2019	$(879)	$(881)
	2.780	12/13/2018	01/11/2019	(3,091)	(3,096)
BSN	2.370	12/18/2018	01/09/2019	(12,469)	(12,481)
DEU	2.480	10/29/2018	01/25/2019	(939)	(943)
	2.800	12/28/2018	01/11/2019	(2,346)	(2,347)
GRE	2.440	10/18/2018	01/18/2019	(970)	(975)
	2.460	10/19/2018	01/22/2019	(5,328)	(5,355)
JPS	2.380	10/29/2018	01/22/2019	(34,836)	(34,986)

Total Reverse Repurchase Agreements					$(61,064)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	3.420%	12/27/2018	01/03/2019	$(9,731)	$(9,736)

Total Sale-Buyback Transactions					$(9,736)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Fannie Mae, TBA	3.500%	02/01/2049	$5,100	$(5,065)	$(5,098)

Total Short Sales (1.2)%				$(5,065)	$(5,098)

(h)	Securities with an aggregate market value of $73,040 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(121,651) at a weighted average interest rate of 1.913%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Day Federal Fund January Futures	01/2019	35	$14,234	$(4)	$0	$0
90-Day Eurodollar December Futures	12/2020	349	85,095	623	30	0
E-mini S&P 500 Index March Futures	03/2019	216	27,056	(1,004)	207	0
Euro-Bund 10-Year Bond March Futures	03/2019	42	7,870	91	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2019	260	31,724	758	102	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	138	22,171	1,149	82	0

Total Futures Contracts				$1,613	$421	$(9)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	1.257%		$1,100	$5	$(17)	$(12)	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577		700	13	(3)	10	0	0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.146	EUR	200	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		$1,100	(49)	(1)	(50)	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.607		1,100	16	(5)	11	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	1.259		300	1	(4)	(3)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.978		1,400	22	(20)	2	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2023	1.910		300	(9)	(2)	(11)	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	1.076	EUR	500	2	(4)	(2)	0	(1)

							$0	$(55)	$(55)	$1	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,000	$(161)	$91	$(70)	$0	$(2)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	2,400	(16)	(37)	(53)	0	(4)

					$(177)	$54	$(123)	$0	$(6)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		$10,800	$(375)	$456	$81	$1	$0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	11	(14)	(3)	0	0
Receive	3-Month USD-LIBOR	3.100	Semi-Annual	11/27/2023		1,400	(1)	(33)	(34)	0	(3)
Receive	3-Month USD-LIBOR	3.050	Semi-Annual	12/05/2023		1,600	(2)	(33)	(35)	0	(3)
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023		1,200	10	17	27	3	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/11/2023		1,400	(1)	(32)	(33)	0	(3)
Receive	3-Month USD-LIBOR	3.120	Semi-Annual	12/12/2023		1,400	(2)	(33)	(35)	0	(3)
Receive	3-Month USD-LIBOR	3.040	Semi-Annual	12/17/2023		1,300	(1)	(27)	(28)	0	(2)
Receive	3-Month USD-LIBOR	2.960	Semi-Annual	12/19/2023		1,400	(2)	(23)	(25)	0	(3)
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023		1,100	(2)	(14)	(16)	0	(2)
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023		1,400	(2)	(20)	(22)	0	(3)
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023		1,400	(2)	(19)	(21)	0	(3)
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		2,500	(3)	(38)	(41)	0	(5)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		1,700	(2)	(26)	(28)	0	(3)
Receive (6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		1,200	(1)	(15)	(16)	0	(16)
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028		800	(3)	36	33	3	0
Receive	3-Month USD-LIBOR	3.200	Semi-Annual	10/18/2028		100	(2)	(2)	(4)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		30,400	(595)	(137)	(732)	0	(118)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	11,400	(10)	(118)	(128)	0	(20)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		350	(2)	(21)	(23)	0	(4)
Receive	UKRPI	3.695	Maturity	12/15/2028		400	0	9	9	3	0
Receive	UKRPI	3.718	Maturity	12/15/2028		400	0	11	11	3	0
Pay	UKRPI	3.585	Maturity	10/15/2046		150	0	9	9	4	0

							$(987)	$(67)	$(1,054)	$17	$(191)

Total Swap Agreements							$(1,164)	$(68)	$(1,232)	$18	$(198)

(j)

Securities with an aggregate market value of $2,172 and cash of $2,140 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	ARS	12,721	$	312	$0	$(19)
	01/2019	EUR	5,174		5,907	0	(25)
	02/2019	$	1,731	NOK	14,790	0	(17)
BPS	01/2019	ARS	25,359	$	653	0	(9)
	01/2019	$	1,319	ARS	52,813	59	0
BRC	01/2019		984		38,079	9	0
	04/2019	ARS	42,399	$	984	0	0
CBK	01/2019	CAD	2,876		2,186	79	0
	01/2019	$	1,894	EUR	1,665	15	0
	01/2019		730	GBP	573	0	0
	03/2019	KRW	120,711	$	108	0	(1)
FBF	01/2019	$	431	RUB	29,182	0	(14)
GLM	01/2019	GBP	3,936	$	5,033	14	0
IND	01/2019	MXN	3,969		195	0	(7)
JPM	01/2019	$	137	ARS	5,326	3	0
	01/2019		1,124	MXN	22,928	39	0
	02/2019		1,090	TRY	6,119	36	0
SOG	01/2019		1,332	RUB	88,256	0	(69)
SSB	03/2019	TWD	76,971	$	2,517	0	(17)

Total Forward Foreign Currency Contracts						$254	$(178)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$57

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020		$12,600	$92	$140
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	10
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.080	10/16/2019	GBP	5,500	35	18
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	06/20/2019		$2,500	50	12
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	2.070	10/17/2019	GBP	20,200	121	69
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.955	04/03/2020		$10,000	700	504
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240	11/04/2019		208,600	1,028	3,019
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	10

								$2,042	$3,782

Total Purchased Options								$2,353	$3,839

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$1,300	$(2)	$(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		2,800	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		1,200	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,500	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		600	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		1,200	(2)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,700	(2)	(3)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		1,700	(2)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		1,300	(2)	(3)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		1,200	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		1,000	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		600	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		1,300	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		4,400	(3)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		1,300	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		2,600	(5)	(8)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		800	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		600	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		2,000	(3)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		1,000	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,400	(1)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,700	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		700	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		1,200	(2)	(2)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	1,000	(2)	(2)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		$1,300	(2)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		1,000	(2)	(2)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		1,400	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		1,500	(2)	(2)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019		900	(2)	(1)

							$(62)	$(81)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$1,400	$(2)	$(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	1,400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(12)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	1,200	(92)	(97)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	10/16/2019	7,800	(37)	(5)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	06/20/2019	11,250	(53)	(4)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	1,200	(1)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	1,200	(1)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	1,200	(2)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	1,200	(2)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	1,400	(2)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	1,400	(1)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	1,400	(2)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	1,400	(2)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	1,200	(1)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	1,200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/03/2020	45,000	(700)	(335)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	1,700	(2)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	1,700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.343	11/04/2019	46,000	(1,035)	(2,628)
SOG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	10/17/2019	28,400	(129)	(18)

							$(2,084)	$(3,193)

Total Written Options							$(2,185)	$(3,274)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.856%		$800	$(8)	$11	$3	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.353		400	(16)	23	7	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.382		1,400	(3)	28	25	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.856		600	(4)	6	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		100	(1)	(1)	0	(2)
BRC	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	1.368		400	(11)	4	0	(7)
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.856		700	(6)	9	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		2,100	(5)	(32)	0	(37)
CBK	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.828		1,500	9	0	9	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		400	(4)	(3)	0	(7)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		200	(10)	(1)	0	(11)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434		1,100	(9)	(10)	0	(19)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		500	(7)	(5)	0	(12)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		100	(1)	0	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549		200	(2)	(3)	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227		1,600	(84)	(3)	0	(87)
	UniCredit SpA	1.000	Quarterly	12/20/2019	2.548	EUR	300	(16)	11	0	(5)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307		$800	(13)	4	0	(9)
UAG	Avolon Holdings Ltd.«	5.000	Quarterly	07/01/2020	1.582		1,800	105	(14)	91	0

								$(86)	$24	$140	$(202)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$35	$108	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	25	84	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	76	349	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(2)	12	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	14	72	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	435	(99)	336	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(4)	9	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	75	0	(193)

						$657	$120	$970	$(193)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	1,568	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	$8,490	$0	$(706)	$0	$(706)
	Receive	S&P 500 Total Return Index	6,893	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	37,766	0	(3,498)	0	(3,498)
	Receive	S&P 500 Total Return Index	2,419	3-Month USD-LIBOR plus a specified spread	Quarterly	06/11/2020	11,617	0	433	433	0
BPS	Receive	S&P 500 Total Return Index	2,003	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	10,906	0	(984)	0	(984)
	Receive	S&P 500 Total Return Index	12,256	3-Month USD-LIBOR plus a specified spread	Quarterly	12/04/2019	64,092	0	(3,117)	0	(3,117)
CBK	Receive	S&P 500 Total Return Index	5,348	3-Month USD-LIBOR plus a specified spread	Quarterly	03/20/2019	27,053	0	(431)	0	(431)
	Receive	S&P 500 Total Return Index	6,749	3-Month USD-LIBOR plus a specified spread	Quarterly	03/18/2020	35,537	0	(1,943)	0	(1,943)
FAR	Receive	S&P 500 Total Return Index	7,218	3-Month USD-LIBOR plus a specified spread	Quarterly	11/20/2019	39,219	0	(3,337)	0	(3,337)
GST	Receive	S&P 500 Total Return Index	4,350	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019	23,357	0	(1,782)	0	(1,782)
	Receive	S&P 500 Total Return Index	9,225	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	50,226	0	(4,537)	0	(4,537)
	Receive	S&P 500 Total Return Index	4,349	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020	23,352	0	(1,783)	0	(1,783)
	Receive	S&P 500 Total Return Index	7,014	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020	34,959	0	(317)	0	(317)
UAG	Receive	S&P 500 Total Return Index	7,472	3-Month USD-LIBOR plus a specified spread	Quarterly	05/16/2019	40,001	0	(2,831)	0	(2,831)

								$0	$(24,833)	$433	$(25,266)

Total Swap Agreements								$571	$(24,689)	$1,543	$(25,661)

(l)

Securities with an aggregate market value of $33,353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,582	$1,449	$6,031
Corporate Bonds & Notes
Banking & Finance	0	81,317	0	81,317
Industrials	0	118,441	0	118,441
Utilities	0	43,069	0	43,069
Municipal Bonds & Notes
California	0	4,479	0	4,479
Georgia	0	2,603	0	2,603
Nevada	0	204	0	204
New Jersey	0	507	0	507
New York	0	494	0	494
North Carolina	0	300	0	300
Ohio	0	2,497	0	2,497
West Virginia	0	93	0	93
U.S. Government Agencies	0	73,688	0	73,688
U.S. Treasury Obligations	0	116,470	0	116,470
Non-Agency Mortgage-Backed Securities	0	16,492	0	16,492
Asset-Backed Securities	0	19,550	0	19,550
Sovereign Issues	0	7,322	0	7,322
Short-Term Instruments
Repurchase Agreements	0	320	0	320
Argentina Treasury Bills	0	677	0	677
U.S. Treasury Bills	0	23,894	0	23,894
	$0	$516,999	$1,449	$518,448

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114

Total Investments	$114	$516,999	$1,449	$518,562

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,098)	$0	$(5,098)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	421	18	0	439
Over the counter	0	5,545	91	5,636
	$421	$5,563	$91	$6,075

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(198)	0	(207)
Over the counter	0	(29,113)	0	(29,113)

	$(9)	$(29,311)	$0	$(29,320)

Total Financial Derivative Instruments	$412	$(23,748)	$91	$(23,245)

Totals	$526	$488,153	$1,540	$490,219

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

December (Unaudited) 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,658	$1,594
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,200	3,192

Total Loan Participations and Assignments (Cost $4,842)			4,786

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 9.2%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,500	1,421
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,311
Barclays Bank PLC
10.179% due 06/12/2021		15,500	17,433
14.000% due 06/15/2019 •(g)	GBP	1,100	1,470
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		$4,200	4,002
8.000% due 12/15/2020 •(g)	EUR	500	608
Citigroup, Inc.
3.200% due 10/21/2026		$900	832
3.761% (US0003M + 1.023%) due 06/01/2024 ~		4,300	4,215
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,100	2,066
Credit Suisse Group AG
7.250% due 09/12/2025 •(g)(h)		1,500	1,419
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	240
Deutsche Bank AG
3.921% (US0003M + 1.230%) due 02/27/2023 ~		5,900	5,451
4.250% due 10/14/2021		8,000	7,827
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,597
Ford Motor Credit Co. LLC
3.448% due 08/12/2019 •		$7,800	7,771
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,900	2,849
5.875% due 08/02/2021		1,000	1,026
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,452
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,194
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,577
3.640% (US0003M + 1.000%) due 05/18/2024 ~		800	780
3.908% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,021
4.292% due 09/12/2026 •		1,100	1,087
4.750% due 07/04/2029 •(g)	EUR	1,000	1,038
5.875% due 09/28/2026 •(g)	GBP	1,400	1,711
6.250% due 03/23/2023 •(g)(h)		$500	469
6.500% due 03/23/2028 •(g)(h)		1,200	1,092
JPMorgan Chase & Co.
3.125% due 01/23/2025		900	859
3.367% (USM0003M + 0.890%) due 07/23/2024 ~		3,600	3,520
3.411% (US0003M + 0.610%) due 06/18/2022 ~		4,000	3,958
3.717% (US0003M + 1.230%) due 10/24/2023 ~		100	100
3.797% due 07/23/2024 •		1,400	1,403
3.900% due 07/15/2025		700	695
5.990% (US0003M + 3.470%) due 01/30/2019 ~(g)		1,800	1,782
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)	GBP	600	767
7.500% due 09/27/2025 •(g)(h)		$2,000	1,935
Nationwide Building Society
4.363% due 08/01/2024 •		1,800	1,765
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,700	1,626
3.086% (US0003M + 0.650%) due 07/13/2022 ~		2,900	2,816
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,199
4.519% due 06/25/2024 •		1,400	1,375
7.500% due 08/10/2020 •(g)(h)		800	794
8.625% due 08/15/2021 •(g)(h)		800	830

Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		900	815
4.796% due 11/15/2024 •		2,500	2,485
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	720	895
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$72,042	18,233
UBS AG
5.125% due 05/15/2024		2,300	2,294
7.625% due 08/17/2022 (h)		600	641
UBS Group Funding Switzerland AG
3.566% (US0003M + 0.950%) due 08/15/2023 ~		3,900	3,820
UniCredit SpA
7.830% due 12/04/2023		6,300	6,597
Wells Fargo & Co.
3.000% due 04/22/2026		1,300	1,213

			159,376

INDUSTRIALS 1.3%
AbbVie, Inc.
3.200% due 11/06/2022		200	197
Allergan Finance LLC
3.250% due 10/01/2022		900	881
Allergan Sales LLC
5.000% due 12/15/2021		1,100	1,132
BAT Capital Corp.
2.764% due 08/15/2022		1,500	1,418
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,800	1,766
Charter Communications Operating LLC
4.464% due 07/23/2022		800	808
4.908% due 07/23/2025		1,600	1,592
CVS Health Corp.
3.500% due 07/20/2022		200	199
CVS Pass-Through Trust
6.943% due 01/10/2030		870	968
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,296
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		2,350	2,327
Kraft Heinz Foods Co.
3.500% due 07/15/2022		200	197
5.000% due 07/15/2035		100	94
5.200% due 07/15/2045		200	184
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		2,000	1,987
SASOL Financing USA LLC
5.875% due 03/27/2024		900	899
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,240	1,223
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		900	895
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,305

			22,368

UTILITIES 1.2%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		4,400	4,387
3.488% (US0003M + 0.750%) due 06/01/2021 ~		6,700	6,659
3.956% (US0003M + 1.180%) due 06/12/2024 ~		4,200	4,077
5.000% due 03/01/2021		700	724
Petrobras Global Finance BV
5.999% due 01/27/2028		1,751	1,653
Verizon Communications, Inc.
3.376% due 02/15/2025		1,162	1,129
3.716% (US0003M + 1.100%) due 05/15/2025 ~		1,900	1,844

			20,473

Total Corporate Bonds & Notes (Cost $203,948)			202,217

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		700	998
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		2,730	2,972
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		500	732

Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	106

		4,808

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	512
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	555	611
7.750% due 01/01/2042	900	965

		2,088

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	40

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	134

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,610

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	245	241

Total Municipal Bonds & Notes (Cost $10,301)		11,921

U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae
2.665% due 09/25/2042 •	44	44
2.856% due 07/25/2037 •	92	92
2.870% due 09/01/2027	1,700	1,657
2.886% due 07/25/2037 •	156	157
2.906% due 09/25/2035 •	387	388
2.916% due 09/25/2035 •	694	697
3.106% due 01/25/2051 •	265	267
3.226% due 06/25/2037 •	1,270	1,291
3.236% due 06/25/2040 •	1,371	1,390
3.500% due 01/01/2048 - 07/01/2048	60,694	60,736
3.575% due 12/01/2033 •	2	3
3.844% due 11/01/2035 •	3	3
3.890% due 07/01/2021	2,393	2,448
3.890% due 09/01/2035 •	19	19
4.000% due 01/01/2025 - 09/01/2048	31,758	33,141
4.035% due 10/01/2034 •	1	1
4.178% due 12/01/2033 •	11	11
4.258% due 06/01/2035 •	30	31
4.285% due 06/01/2034 •	87	92
4.327% due 07/01/2035 •	9	10
4.387% due 06/01/2035 •	16	17
4.500% due 04/01/2020 - 02/01/2044	25,926	27,122
5.000% due 11/01/2025 - 05/01/2042	22,271	23,658
5.500% due 11/01/2021 - 09/01/2041	15,236	16,345
6.000% due 03/01/2019 - 05/01/2041	10,497	11,441
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	186,600	186,577
4.000% due 01/01/2049 - 02/01/2049	97,800	99,653
Freddie Mac
2.835% due 03/15/2037 •	1,234	1,237
3.155% due 08/15/2037 •	1,693	1,717
3.165% due 10/15/2037 •	292	297
3.175% due 05/15/2037 - 09/15/2037 •	1,943	1,974
4.315% due 06/01/2035 •	28	30
4.619% due 11/01/2034 •	15	16
5.000% due 05/01/2023 - 01/01/2039	2,733	2,891
5.500% due 08/15/2030 - 03/01/2039	504	543
6.000% due 08/01/2027 - 04/01/2038	245	264
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	9,570	10,138
6.000% due 07/15/2037 - 08/15/2037	53	57
Ginnie Mae, TBA
5.000% due 01/01/2049	6,000	6,243
Small Business Administration
4.430% due 05/01/2029	319	334

5.520% due 06/01/2024	1	1

Total U.S. Government Agencies (Cost $486,443)		493,033

U.S. TREASURY OBLIGATIONS 30.0%
U.S. Treasury Bonds
2.750% due 08/15/2047 (k)	2,300	2,183
3.000% due 08/15/2048 (k)	700	698
4.375% due 05/15/2040 (k)(o)	12,800	15,743
4.625% due 02/15/2040 (k)(o)	9,200	11,681
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (m)	8,216	7,993
0.125% due 01/15/2022 (m)(o)	27,531	26,729
0.125% due 04/15/2022	37,954	36,731
0.125% due 07/15/2022	25,403	24,679
0.250% due 01/15/2025 (o)	854	818
0.375% due 07/15/2023	34,773	34,011
0.375% due 01/15/2027	26,905	25,574
0.500% due 01/15/2028	2,461	2,350
0.625% due 01/15/2026	4,789	4,665
0.750% due 07/15/2028	9,974	9,770
1.000% due 02/15/2048	22,151	21,039
1.750% due 01/15/2028 (m)	6,036	6,414
2.000% due 01/15/2026 (m)	3,058	3,265
2.375% due 01/15/2025 (k)	64,195	69,434
2.375% due 01/15/2027	24,077	26,590
2.500% due 01/15/2029	1,885	2,147
U.S. Treasury Notes
1.375% due 09/30/2020 (m)(o)	8,400	8,236
1.375% due 10/31/2020 (k)(m)(o)	10,200	9,994
1.750% due 12/31/2020 (k)(m)(o)	13,800	13,603
1.875% due 08/31/2022 (k)(m)(o)	63,800	62,450
2.000% due 11/30/2020 (m)(o)	2,500	2,477
2.000% due 07/31/2022 (k)(m)(o)	88,700	87,261
2.125% due 08/31/2020 (m)(o)	1,200	1,192

Total U.S. Treasury Obligations (Cost $530,491)		517,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust
2.706% due 08/25/2036 •	2,456	2,416
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	6	6
Banc of America Funding Trust
3.971% due 06/25/2034 ~	9	9
4.356% due 05/25/2035 ~	6	6
Banc of America Mortgage Trust
4.239% due 07/25/2035 ^~	687	640
4.460% due 05/25/2033 ~	20	20
Bear Stearns Adjustable Rate Mortgage Trust
4.170% due 11/25/2034 ~	50	49
4.715% due 11/25/2034 ~	10	11
4.794% due 12/25/2035 ~	21	21
Bear Stearns ALT-A Trust
2.946% due 04/25/2035 •	906	899
4.209% due 09/25/2035 ^~	994	826
4.267% due 10/25/2035 ^~	2,498	2,525
Chase Mortgage Finance Trust
4.204% due 09/25/2036 ^~	475	444
4.224% due 12/25/2035 ^~	654	636
6.000% due 12/25/2036	292	229
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	12	12
4.820% due 10/25/2035 •	7	7
Countrywide Alternative Loan Trust
2.676% due 11/25/2036 •	2,784	2,684
2.696% due 09/25/2046 ^•	2,515	2,317
2.786% due 02/25/2037 •	239	217
5.500% due 07/25/2035 ^	8	8
6.000% due 05/25/2037 ^	2,809	2,001
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~	38	39
4.290% due 11/25/2034 ~	576	573
4.592% due 02/20/2036 ^•	10	8
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.836% due 02/25/2036 •	5,795	5,317
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,572	6,810
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~	19	20
4.464% due 11/25/2035 ~	20	20
4.474% due 11/25/2035 ^~	950	881
6.000% due 02/25/2036 ^	8,751	6,655
6.000% due 07/25/2037 ^	2,309	2,045

HarborView Mortgage Loan Trust
2.640% due 12/19/2036 ^•	366	331
2.710% due 12/19/2036 ^•	4,751	4,372
2.910% due 05/19/2035 •	16	16
2.950% due 06/19/2035 •	2,570	2,544
3.293% due 06/19/2036 ^~	1,717	1,175
Impac Secured Assets Trust
2.676% due 01/25/2037 •	2,177	2,104
IndyMac Mortgage Loan Trust
2.686% due 02/25/2037 ^•	2,608	2,488
3.875% due 06/25/2036 ~	4,561	4,253
JPMorgan Alternative Loan Trust
2.826% due 09/25/2036 •	2,787	2,759
4.001% due 05/25/2036 ^~	2,484	1,968
JPMorgan Mortgage Trust
4.021% due 10/25/2036 ~	237	208
4.196% due 10/25/2036 ^~	1,487	1,333
4.314% due 07/25/2035 ~	291	292
4.336% due 02/25/2035 ~	5	5
5.750% due 01/25/2036 ^	48	37
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,263	2,217
MASTR Adjustable Rate Mortgages Trust
3.176% due 07/25/2035 ^~	418	393
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	66	64
2.935% due 06/15/2030 •	1	1
Merrill Lynch Alternative Note Asset Trust
2.806% due 03/25/2037 •	2,015	870
Merrill Lynch Mortgage Investors Trust
2.716% due 02/25/2036 •	43	41
2.756% due 11/25/2035 •	27	25
4.267% due 05/25/2033 ~	41	41
4.363% due 09/25/2035 ^~	1,154	1,053
Morgan Stanley Re-REMIC Trust
4.976% due 09/26/2036 ~	7,085	7,011
Mortgage Equity Conversion Asset Trust
3.120% due 05/25/2042 «•	3,500	3,255
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^Ø	82	60
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,052	966
Residential Accredit Loans, Inc. Trust
2.656% due 02/25/2037 •	2,278	2,105
2.676% due 01/25/2037 •	4,311	3,948
2.686% due 07/25/2036 •	6,001	3,810
2.691% due 08/25/2036 •	4,377	3,991
2.696% due 07/25/2036 •	4,105	3,763
2.696% due 09/25/2036 ^•	7,231	6,726
Structured Adjustable Rate Mortgage Loan Trust
2.806% due 10/25/2035 •	46	46
3.557% due 01/25/2035 ^•	38	36
4.232% due 02/25/2034 ~	30	30
4.406% due 08/25/2034 ~	43	43
Structured Asset Mortgage Investments Trust
2.786% due 02/25/2036 ^•	23	21
Thornburg Mortgage Securities Trust
4.323% due 06/25/2047 ^•	2,110	1,928
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 10/25/2046 •	182	174
3.357% due 11/25/2042 •	7	7
3.485% due 02/25/2037 ^~	697	645
Wells Fargo Mortgage-Backed Securities Trust
4.138% due 07/25/2036 ^~	595	594
4.607% due 03/25/2036 ~	34	34
4.863% due 12/25/2036 ^~	1,189	1,118
4.869% due 01/25/2035 ~	21	21
6.000% due 04/25/2037 ^	2,234	2,221

Total Non-Agency Mortgage-Backed Securities (Cost $101,527)		109,494

ASSET-BACKED SECURITIES 12.8%
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •	828	828
2.903% due 09/25/2035 •	5,613	5,569
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	14	7
Allegro CLO Ltd.
3.740% due 01/30/2026 •	928	928
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •	2,000	1,992
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •	2,763	3,269
2.746% due 06/25/2047 •	7,000	6,880

Citigroup Mortgage Loan Trust
2.666% due 12/25/2036 •		1,604	1,027
2.686% due 01/25/2037 •		10,666	7,631
2.706% due 05/25/2037 •		6,435	4,806
Citigroup Mortgage Loan Trust, Inc.
3.406% due 09/25/2035 ^•		3,600	3,621
Countrywide Asset-Backed Certificates
2.646% due 04/25/2047 •		2,497	2,416
2.656% due 05/25/2037 •		2,708	2,677
2.686% due 06/25/2047 •		1,223	1,212
2.776% due 03/25/2036 •		3,010	2,779
Fieldstone Mortgage Investment Trust
2.696% due 05/25/2036 •		3,318	2,542
First Franklin Mortgage Loan Trust
2.646% due 09/25/2036 •		3,057	3,025
2.666% due 04/25/2036 •		278	270
3.241% due 09/25/2035 •		219	220
Fremont Home Loan Trust
2.666% due 08/25/2036 •		22,290	9,978
3.556% due 11/25/2034 •		12,991	13,010
GSAMP Trust
2.556% due 12/25/2046 •		3,792	2,291
2.656% due 12/25/2046 •		12,964	7,929
2.736% due 01/25/2037 •		5,716	4,822
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		1,100	1,098
HSI Asset Securitization Corp. Trust
2.666% due 05/25/2037 •		2,280	2,241
Long Beach Mortgage Loan Trust
2.656% due 05/25/2036 •		1,451	968
2.726% due 02/25/2036 •		8,355	8,088
2.776% due 05/25/2046 •		7,755	3,214
3.066% due 10/25/2034 •		9	9
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •		495	496
MASTR Asset-Backed Securities Trust
2.556% due 01/25/2037 •		28,122	10,918
2.716% due 05/25/2037 •		8,295	7,880
3.086% due 12/25/2035 •		2,555	2,555
Merrill Lynch Mortgage Investors Trust
2.756% due 07/25/2037 •		4,295	1,813
Morgan Stanley ABS Capital, Inc. Trust
2.596% due 01/25/2037 •		3,659	2,072
2.636% due 02/25/2037 •		9,554	6,007
2.641% due 11/25/2036 •		12,151	8,644
2.666% due 09/25/2036 •		14,832	8,698
2.716% due 01/25/2037 •		5,274	3,026
2.756% due 04/25/2036 •		6,456	6,039
4.406% due 02/25/2047 •		3,554	3,264
Morgan Stanley Home Equity Loan Trust
2.606% due 12/25/2036 •		5,573	3,277
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		1,384	1,385
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		921	921
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		423	422
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		1,300	1,300
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •		3,493	2,209
Popular ABS Mortgage Pass-Through Trust
2.836% due 07/25/2036 •		8,800	8,143
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		7,282	3,962
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •		2,782	2,487
Securitized Asset-Backed Receivables LLC Trust
2.586% due 08/25/2036 •		2,532	1,047
2.746% due 07/25/2036 •		2,450	1,359
3.466% due 01/25/2036 ^•		7,301	5,486
SG Mortgage Securities Trust
2.646% due 10/25/2036 •		4,175	3,807
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		196	199
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,524	1,743
Soundview Home Loan Trust
3.406% due 10/25/2037 •		$9,093	7,572
Structured Asset Investment Loan Trust
2.816% due 01/25/2036 •		2,614	2,412
Structured Asset Securities Corp. Mortgage Loan Trust
2.641% due 07/25/2036 •		2,138	2,083
2.676% due 12/25/2036 •		1,114	1,084
2.826% due 05/25/2037 •		1,691	1,685

Wells Fargo Home Equity Asset-Backed Securities Trust
3.391% due 11/25/2035 •		1,000	1,003

Total Asset-Backed Securities (Cost $202,935)			220,345

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		7,850	4,331
5.875% due 01/11/2028		3,800	2,745
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	6,239	160
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		2,266	60
59.257% (ARLLMONP) due 06/21/2020 ~(a)		112,783	3,226
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	3,219
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	25,877	7,496
6.000% due 05/15/2055		19,881	6,042
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	17,992
Israel Government International Bond
4.125% due 01/17/2048		800	785
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	2,237,915	21,071
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,300	1,302
6.350% due 08/12/2028		19,750	6,163
8.200% due 08/12/2026		8,800	3,068
Province of Ontario
1.650% due 09/27/2019		$2,000	1,985
4.000% due 10/07/2019		300	303
Qatar Government International Bond
5.250% due 01/20/2020		11,420	11,667
Saudi Government International Bond
4.000% due 04/17/2025		2,000	1,987
4.500% due 04/17/2030		1,700	1,694
5.000% due 04/17/2049		1,000	966

Total Sovereign Issues (Cost $103,631)			96,262

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)(i)		1,100	1,226

Total Preferred Securities (Cost $1,133)			1,226

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.0%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.908% (USM0003M + 0.500%) due 10/26/2020 ~		$4,600	4,601

REPURCHASE AGREEMENTS (k) 0.1%			1,159

ARGENTINA TREASURY BILLS 0.0%
(4.168)% due 01/31/2019 - 06/28/2019 (c)(d)	ARS	19,140	564

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	3,600	4,119

JAPAN TREASURY BILLS 11.4%
(0.265)% due 01/09/2019 - 01/21/2019 (c)(d)	JPY	21,600,000	197,080

U.S. TREASURY BILLS 0.0%
2.325% due 01/31/2019 (d)(e)(o)	$99	99

Total Short-Term Instruments (Cost $201,944)		207,622

Total Investments in Securities (Cost $1,847,195)		1,864,633

	SHARES
INVESTMENTS IN AFFILIATES 19.4%
SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short Asset Portfolio	33,550,590	332,889
PIMCO Short-Term Floating NAV Portfolio III	140,519	1,389

Total Short-Term Instruments (Cost $337,187)		334,278

Total Investments in Affiliates (Cost $337,187)		334,278

Total Investments 127.5% (Cost $2,184,382)		$2,198,911
Financial Derivative Instruments (l)(n) 3.3% (Cost or Premiums, net $42,243)		56,578
Other Assets and Liabilities, net (30.8)%		(530,938)

Net Assets 100.0%		$1,724,551

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,133	$1,226	0.07%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,159	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,184)	$1,159	$1,159

Total Repurchase Agreements						$(1,184)	$1,159	$1,159

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.730%	12/28/2018	03/29/2019	$(54,573)	$(54,594)
BOS	2.950	12/28/2018	01/04/2019	(56,148)	(56,171)
GRE	2.540	11/14/2018	02/14/2019	(473)	(475)
IND	2.610	12/10/2018	03/08/2019	(16,262)	(16,289)
RCY	2.660	12/04/2018	01/14/2019	(5,474)	(5,486)
SCX	2.810	12/13/2018	01/14/2019	(28,920)	(28,965)

Total Reverse Repurchase Agreements					$(161,980)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BOS	4.500%	12/31/2018	01/02/2019	$(1,430)	$(1,430)
BPG	2.780	12/28/2018	01/28/2019	(706)	(707)
MSC	4.000	12/31/2018	01/02/2019	(12,204)	(12,206)

Total Sale-Buyback Transactions					$(14,343)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$6,000	$(6,273)	$(6,281)

Sovereign Issues (0.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	13,500	(11,263)	(11,163)

Total Short Sales (1.0)%					$(17,536)	$(17,444)

(k)	Securities with an aggregate market value of $176,088 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(10,046) at a weighted average interest rate of 2.580%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)	Payable for short sales includes $42 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$111.500	02/22/2019	761	$761	$6	$1
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.000	02/22/2019	297	297	3	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	112.500	02/22/2019	691	691	6	1
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	881	881	7	1

Total Purchased Options					$22	$3

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	7,001	$1,702,818	$1,384	$0	$0
90-Day Eurodollar September Futures	09/2020	1,043	254,349	1,199	78	0
Euro-Bobl March Futures	03/2019	403	61,189	140	0	(14)
Euro-Bund 10-Year Bond March Futures	03/2019	226	42,347	547	0	(49)
U.S. Treasury 5-Year Note March Futures	03/2019	1,966	225,476	2,561	491	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,801	219,750	5,253	704	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	361	57,997	1,025	214	0
United Kingdom Long Gilt March Futures	03/2019	60	9,420	72	31	(10)

				$12,181	$1,518	$(73)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	7,001	$(1,705,531)	$(9,417)	$0	$(350)
90-Day Eurodollar September Futures	09/2021	1,043	(254,362)	(1,343)	0	(143)
Australia Government 10-Year Bond March Futures	03/2019	412	(38,501)	(387)	0	(183)
E-mini S&P 500 Index March Futures	03/2019	2,571	(322,043)	(7,676)	0	(2,667)
U.S. Treasury 2-Year Note March Futures	03/2019	1,819	(386,196)	(2,304)	0	(256)
U.S. Treasury 30-Year Bond March Futures	03/2019	1,052	(153,592)	(3,068)	0	(493)

				$(24,195)	$0	$(4,092)

Total Futures Contracts				$(12,014)	$1,518	$(4,165)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.906%	$2,800	$483	$(165)	$318	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	1.083	8,800	1,358	(364)	994	0	(5)
General Motors Co.	5.000	Quarterly	06/20/2022	1.343	350	58	(16)	42	0	(1)

						$1,899	$(545)	$1,354	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$4,900	$294	$(134)	$160	$7	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	3,900	193	(107)	86	7	0

					$487	$(241)	$246	$14	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	143,000	$(18)	$(1,597)	$(1,615)	$0	$(13)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	14,400	(268)	426	158	0	(76)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$264,200	3,928	(1,886)	2,042	36	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(26)	(135)	(161)	0	(7)
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		542,500	(262)	2,143	1,881	118	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		542,500	183	(2,489)	(2,306)	0	(233)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		89,900	3,363	(1,178)	2,185	0	(163)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		321,400	0	8,580	8,580	594	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		83,000	(879)	1,332	453	163	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(1,327)	1,209	(118)	221	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		43,600	3,391	(941)	2,450	0	(92)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		176,300	(17)	(3,342)	(3,359)	0	(516)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		29,000	0	(562)	(562)	0	(85)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		288,200	17,388	(6,808)	10,580	0	(775)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	103	(49)	54	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	6,450	(1,658)	4,792	0	(234)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,800	1,846	(418)	1,428	0	(53)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	148	(85)	63	0	(15)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		100,900	6,196	(2,376)	3,820	0	(377)
Pay(5)	3-Month USD-LIBOR	3.406	Semi-Annual	10/12/2028		116,300	0	2,582	2,582	234	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		45,300	173	(1,157)	(984)	0	(183)
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		138,100	(483)	3,444	2,961	710	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		102,800	616	(3,208)	(2,592)	0	(627)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		5,300	325	(207)	118	0	(31)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	616	(180)	436	0	(30)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		40,900	0	(2,151)	(2,151)	0	(244)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		11,600	0	(558)	(558)	0	(70)
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,100	25	(116)	(91)	0	(19)
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		1,600	12	(59)	(47)	0	(10)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	44,400	(234)	834	600	2	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		19,200	(300)	(227)	(527)	0	(17)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	532,000	(456)	2,353	1,897	0	(8)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(359)	93	(266)	1	0
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		532,000	2,422	(1,575)	847	34	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(1,706)	115	(1,591)	0	(24)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		9,600	356	(421)	(65)	0	(46)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	(146)	(142)	(288)	0	(33)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		32,300	(657)	(626)	(1,283)	0	(147)
Receive(5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		24,900	157	(1,008)	(851)	0	(93)
Receive(5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		20,300	0	(807)	(807)	0	(76)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,600	(41)	(393)	(434)	0	(74)
Pay(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	56,350,000	1,620	1,377	2,997	27	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		22,410,000	(477)	(1,918)	(2,395)	0	(72)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		8,260,000	18	700	718	25	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		13,490,000	830	1,191	2,021	44	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		720,000	0	(337)	(337)	0	(7)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,170,000	139	(779)	(640)	0	(19)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		550,000	0	(239)	(239)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		6,620,000	367	(2,768)	(2,401)	0	(61)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,590,000	1,542	(794)	748	0	(9)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(5)	(141)	(146)	0	(12)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,700	10	211	221	22	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	22,900	(3)	(187)	(190)	172	0
Receive	UKRPI	3.593	Maturity	11/15/2028		4,300	0	35	35	33	0
Receive	UKRPI	3.595	Maturity	11/15/2028		4,300	0	37	37	33	0
Receive	UKRPI	3.603	Maturity	11/15/2028		4,400	0	43	43	34	0

							$44,560	$(16,817)	$27,743	$2,503	$(4,562)

Total Swap Agreements							$46,946	$(17,603)	$29,343	$2,517	$(4,568)

(m)

Securities with an aggregate market value of $55,983 and cash of $2,533 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	29,209	$	21,936	$535	$0
	01/2019	GBP	2,453		3,139	12	0
	01/2019	$	1,245	ARS	50,703	77	0
	01/2019		10,913	CAD	14,622	0	(200)
	02/2019		12,536	NOK	106,214	0	(228)
BPS	01/2019	JPY	2,740,000	$	24,325	0	(678)
BRC	02/2019	$	996	EUR	872	7	0
CBK	01/2019	BRL	46,258	$	11,848	0	(87)
	01/2019	JPY	3,470,000		30,809	0	(855)
	01/2019	TRY	2,998		563	1	0
	01/2019	$	11,938	BRL	46,258	0	(3)
	01/2019		3,661	CAD	4,817	0	(132)
	02/2019		6,604	NOK	55,890	0	(127)
	03/2019	EUR	3,600	$	4,582	433	0
	03/2019	KRW	4,054,726		3,618	0	(33)
DUB	01/2019	BRL	48,975		12,639	3	0
	01/2019	$	12,668	BRL	48,975	0	(32)
	02/2019	BRL	48,975	$	12,644	30	0
FBF	04/2019	CNH	6,007		856	0	(18)
GLM	01/2019	AUD	1,147		823	14	0
	01/2019	GBP	13,226		16,913	48	0
	01/2019	JPY	3,115,000		27,637	0	(801)
	02/2019	EUR	6,354		7,266	0	(41)
	04/2019	$	667	CNY	4,649	9	0
HUS	01/2019		33	ARS	1,322	1	0
	01/2019		8	MXN	153	0	0
	03/2019	SGD	1,635	$	1,198	0	(4)
	04/2019	ARS	1,287		30	0	0
	01/2021	BRL	3,570		550	0	(306)
IND	02/2019	EUR	14,338		16,357	0	(130)
JPM	01/2019	AUD	809		597	27	0
	01/2019	CAD	3,922		2,977	104	0
	01/2019	JPY	3,115,000		27,545	0	(893)
	02/2019	TRY	165,066		28,179	0	(2,210)
	02/2019	$	20,900	CNH	145,548	288	0
	02/2019		31,433	TRY	180,065	1,718	0
	03/2019	EUR	14,527	$	17,338	610	0
	11/2019	CNH	146,195		20,900	0	(376)
MYI	01/2019	CAD	4,941		3,754	134	0
RBC	01/2019	BRL	2,716		700	0	(1)
	01/2019	$	701	BRL	2,716	0	0
RYL	01/2019	CAD	7,564	$	5,651	109	0
	01/2019	JPY	197,100		1,771	0	(28)
SCX	02/2019	$	14,941	CNH	104,121	216	0
	11/2019	CNH	104,596	$	14,941	0	(281)
SOG	01/2019	CAD	7,665		5,763	147	0
	01/2019	RUB	7,875		119	6	0
SSB	01/2019	JPY	9,160,000		81,076	0	(2,597)
	01/2019	$	2,795	CAD	3,715	0	(73)
	02/2019		14,998	EUR	13,234	220	0
	03/2019	SGD	20,652	$	15,112	0	(67)
	03/2019	TWD	566,444		18,522	0	(128)
UAG	01/2019	JPY	2,636,237		23,272	0	(788)
	03/2019	HKD	3,946		506	1	0
	03/2019	KRW	1,592,109		1,424	0	(10)
	03/2019	TWD	80,441		2,639	0	(10)

Total Forward Foreign Currency Contracts						$4,750	$(11,137)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	9,330	$281	$8
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	8,726	80	8

							$361	$16

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$458,100	$1,695	$3,096
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	280,500	1,019	1,907
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	277,000	291	8
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	961,600	3,481	6,537
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	49,600	1,994	1,105
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	800,800	915	3,791

							$9,395	$16,444

Total Purchased Options							$9,756	$16,460

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		$6,969	$(82)	$(56)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		3,217	(38)	(26)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	18,660	(281)	(2)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	24,721	(508)	(200)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		17,451	(81)	(4)

							$(990)	$(288)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		6,200	(46)	0

							$(482)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$458,100	$(2,193)	$(3,421)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	280,500	(1,362)	(2,178)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	55,400	(291)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	961,600	(4,520)	(7,489)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	360,100	(1,995)	(624)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	320,300	(915)	(3,489)

							$(11,276)	$(17,206)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs(1)«	04/30/2019	$61,400	$(61)	$(61)

Total Written Options				$(12,809)	$(17,555)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	2,150	$400	$(48)	$352	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,150	211	(22)	189	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		1,100	210	(30)	180	0

								$821	$(100)	$721	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$13,622	$(2,822)	$1,836	$0	$(986)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(210)	125	0

						$(2,487)	$1,626	$125	$(986)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(6)	$20	$14	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	$455,991	$0	$7,573	$7,573	$0
CBK	Pay	S&P 500 Total Return Index	60,271	3-Month USD-LIBOR plus a specified spread	Quarterly	02/13/2019	335,894	0	36,982	36,982	0
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	455,991	0	7,574	7,574	0
DUB	Pay	S&P 500 Total Return Index	22,476	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	120,685	0	9,215	9,215	0
FAR	Pay	S&P 500 Total Return Index	15,348	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	83,564	0	7,537	7,537	0

								$0	$68,881	$68,881	$0

Total Swap Agreements								$(1,672)	$70,427	$69,741	$(986)

(o)

Securities with an aggregate market value of $5,693 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,594	$3,192	$4,786
Corporate Bonds & Notes
Banking & Finance	0	159,376	0	159,376
Industrials	0	22,368	0	22,368
Utilities	0	20,473	0	20,473
Municipal Bonds & Notes
California	0	4,808	0	4,808
Illinois	0	2,088	0	2,088
Iowa	0	40	0	40
Tennessee	0	134	0	134
Washington	0	4,610	0	4,610
West Virginia	0	241	0	241
U.S. Government Agencies	0	493,033	0	493,033
U.S. Treasury Obligations	0	517,727	0	517,727
Non-Agency Mortgage-Backed Securities	0	106,239	3,255	109,494
Asset-Backed Securities	0	220,345	0	220,345
Sovereign Issues	0	96,262	0	96,262
Preferred Securities
Banking & Finance	0	1,226	0	1,226
Short-Term Instruments
Certificates of Deposit	0	4,601	0	4,601
Repurchase Agreements	0	1,159	0	1,159
Argentina Treasury Bills	0	564	0	564
Greece Treasury Bills	0	4,119	0	4,119
Japan Treasury Bills	0	197,080	0	197,080
U.S. Treasury Bills	0	99	0	99
	$0	$1,858,186	$6,447	$1,864,633

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$334,278	$0	$0	$334,278

Total Investments	$334,278	$1,858,186	$6,447	$2,198,911

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,163)	0	(11,163)
U.S. Government Agencies	0	(6,281)	0	(6,281)
	$0	$(17,444)	$0	$(17,444)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,518	2,520	0	4,038
Over the counter	0	90,951	0	90,951
	$1,518	$93,471	$0	$94,989

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,165)	(4,568)	0	(8,733)
Over the counter	0	(29,617)	(61)	(29,678)

	$(4,165)	$(34,185)	$(61)	$(38,411)

Total Financial Derivative Instruments	$(2,647)	$59,286	$(61)	$56,578

Totals	$331,631	$1,900,028	$6,386	$2,238,045

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.530% due 04/30/2025		$878	$844
Toyota Motor Credit Corp.
3.393% due 09/28/2020 «		2,500	2,494

Total Loan Participations and Assignments (Cost $3,366)			3,338

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 8.0%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,042
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,715
Bank of Ireland
7.375% due 06/18/2020 •(f)	EUR	400	479
Barclays Bank PLC
10.179% due 06/12/2021		$2,400	2,699
14.000% due 06/15/2019 •(f)	GBP	700	936
Barclays PLC
4.009% (US0003M + 1.380%) due 05/16/2024 ~		$3,200	3,049
4.610% due 02/15/2023 •		2,800	2,778
7.000% due 09/15/2019 •(f)	GBP	300	375
8.000% due 12/15/2020 •(f)	EUR	200	243
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,700	1,713
Citigroup, Inc.
3.761% (US0003M + 1.023%) due 06/01/2024 ~		3,200	3,137
4.044% due 06/01/2024 •		1,500	1,507
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(f)	EUR	1,600	1,996
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		$2,600	2,320
Credit Suisse Group AG
4.016% (US0003M + 1.240%) due 06/12/2024 ~		2,000	1,971
7.500% due 07/17/2023 •(f)(g)		1,600	1,564
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	575
3.800% due 09/15/2022		700	695
3.800% due 06/09/2023		250	246
Danske Bank A/S
3.836% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,251
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,400	1,562
3.921% (US0003M + 1.230%) due 02/27/2023 ~		$4,000	3,695
4.250% due 10/14/2021		3,300	3,229
Discover Bank
3.450% due 07/27/2026		1,700	1,562
4.650% due 09/13/2028		2,700	2,637
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,141
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$200	199
3.448% due 08/12/2019 •		9,150	9,116
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,800	2,751
Goldman Sachs Group, Inc.
3.786% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,298
HSBC Holdings PLC
3.240% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,380
3.400% due 03/08/2021		500	499
3.640% (US0003M + 1.000%) due 05/18/2024 ~		600	585
3.908% (US0003M + 1.500%) due 01/05/2022 ~		800	808
4.292% due 09/12/2026 •		1,400	1,384
4.300% due 03/08/2026		300	296
4.750% due 07/04/2029 •(f)	EUR	700	727
5.875% due 09/28/2026 •(f)	GBP	1,400	1,711
6.500% due 03/23/2028 •(f)(g)		$800	728
JPMorgan Chase & Co.
3.367% (US0003M + 0.890%) due 07/23/2024 ~		3,000	2,933
3.411% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,166
3.797% due 07/23/2024 •		1,200	1,203
5.990% (US0003M + 3.470%) due 01/30/2019 ~(f)		1,600	1,584

Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,179
4.050% due 08/16/2023		1,100	1,088
4.550% due 08/16/2028		1,000	963
7.000% due 06/27/2019 •(f)	GBP	600	767
7.500% due 09/27/2025 •(f)(g)		$800	774
7.875% due 06/27/2029 •(f)	GBP	900	1,233
Nationwide Building Society
4.363% due 08/01/2024 •		$1,500	1,471
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	765
3.086% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,359
Royal Bank of Scotland Group PLC
4.372% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,199
4.519% due 06/25/2024 •		1,500	1,473
4.892% due 05/18/2029 •		1,700	1,627
7.500% due 08/10/2020 •(f)(g)		500	496
8.625% due 08/15/2021 •(f)(g)		400	415
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,200	2,187
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	360	448
UBS AG
5.125% due 05/15/2024		$3,300	3,292
7.625% due 08/17/2022 (g)		300	320
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	396
3.566% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,371
4.125% due 09/24/2025		400	398
UniCredit SpA
7.830% due 12/04/2023		5,400	5,655
Wells Fargo & Co.
3.500% due 03/08/2022		38	38
WPC Eurobond BV
2.250% due 04/09/2026	EUR	3,300	3,739

			109,138

INDUSTRIALS 2.1%
AbbVie, Inc.
3.200% due 11/06/2022		$100	99
Allergan Sales LLC
4.875% due 02/15/2021		186	191
BAT Capital Corp.
2.764% due 08/15/2022		600	567
3.496% (US0003M + 0.880%) due 08/15/2022 ~		1,000	981
Campbell Soup Co.
3.300% due 03/15/2021		500	498
3.418% (US0003M + 0.630%) due 03/15/2021 ~		300	294
3.650% due 03/15/2023		2,100	2,050
Charter Communications Operating LLC
4.191% (US0003M + 1.650%) due 02/01/2024 ~		4,000	3,935
4.464% due 07/23/2022		300	303
4.908% due 07/23/2025		700	697
CVS Health Corp.
3.500% due 07/20/2022		100	99
Dominion Energy Gas Holdings LLC
3.388% (US0003M + 0.600%) due 06/15/2021 ~		4,100	4,090
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~		800	797
INEOS Finance PLC
2.125% due 11/15/2025 (i)	EUR	3,100	3,282
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	94
5.200% due 07/15/2045		100	92
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		1,500	1,490
President & Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,509
SASOL Financing USA LLC
5.875% due 03/27/2024		900	899
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		500	493
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~		600	598
3.650% due 08/16/2023		1,800	1,795
3.950% due 08/16/2025		400	398
4.125% due 11/16/2028		1,800	1,791

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,523

		28,664

UTILITIES 1.6%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	3,700	3,689
3.488% (US0003M + 0.750%) due 06/01/2021 ~	3,200	3,181
3.956% (US0003M + 1.180%) due 06/12/2024 ~	3,600	3,494
BellSouth LLC
4.333% due 04/26/2021	5,300	5,317
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	2,000	1,991
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	2,000	1,960
Verizon Communications, Inc.
3.376% due 02/15/2025	421	409
3.716% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,359

		21,400

Total Corporate Bonds & Notes (Cost $162,283)		159,202

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	143
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	3,947
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	405

		4,495

COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	3,820	4,339

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	440
7.750% due 01/01/2042	610	654

		1,094

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,186

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	768

Total Municipal Bonds & Notes (Cost $10,481)		11,882

U.S. GOVERNMENT AGENCIES 29.8%
Fannie Mae
2.310% due 08/01/2022	100	98
2.856% due 07/25/2037 •	16	16
2.886% due 07/25/2037 •	28	28
2.906% due 09/25/2035 •	98	98
3.500% due 12/01/2047 - 08/01/2048	46,651	46,684
4.000% due 05/01/2021 - 03/01/2026	288	295
4.498% due 07/01/2019	202	203
5.000% due 04/01/2035	100	106
5.500% due 09/01/2023	5	5
6.000% due 05/01/2019 - 05/01/2041	1,122	1,219
7.500% due 04/01/2024 - 11/01/2037	108	118
Fannie Mae, TBA
3.500% due 01/01/2049 - 02/01/2049	182,100	182,074
4.000% due 01/01/2049 - 02/01/2049	163,800	166,908
Freddie Mac
2.355% due 12/25/2036 •	2	2
3.165% due 10/15/2037 •	33	34
6.000% due 04/01/2040	6	6
Ginnie Mae
2.699% due 08/20/2047 •	1,633	1,632
6.000% due 12/15/2038	66	70
Ginnie Mae, TBA
5.000% due 01/01/2049	5,400	5,619

Small Business Administration
5.290% due 12/01/2027	26	27
5.720% due 01/01/2029	590	633
6.020% due 08/01/2028	413	443

Total U.S. Government Agencies (Cost $401,362)		406,318

U.S. TREASURY OBLIGATIONS 23.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	500	498
4.375% due 05/15/2040 (m)	5,300	6,518
4.625% due 02/15/2040 (m)	4,500	5,714
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (m)	5,868	5,709
0.125% due 01/15/2022 (m)	12,402	12,041
0.125% due 04/15/2022 (k)(m)	100,033	96,808
0.125% due 01/15/2023	7,888	7,621
0.375% due 01/15/2027 (m)	14,866	14,131
0.375% due 07/15/2027 (m)	4,445	4,220
0.500% due 01/15/2028	1,333	1,273
0.625% due 01/15/2026 (m)	2,129	2,073
0.750% due 07/15/2028 (m)	19,343	18,948
1.000% due 02/15/2048 (m)	14,049	13,345
1.750% due 01/15/2028 (m)	9,657	10,263
2.375% due 01/15/2025 (m)	43,602	47,160
2.375% due 01/15/2027 (l)	125	138
2.500% due 01/15/2029 (l)	4,947	5,636
3.625% due 04/15/2028 (l)	156	192
U.S. Treasury Notes
1.375% due 10/31/2020 (k)(l)	11,300	11,071
1.875% due 07/31/2022 (k)(l)	15,300	14,987
2.000% due 11/30/2020 (k)(l)	6,100	6,044
2.000% due 07/31/2022 (k)(l)	8,000	7,870
2.000% due 11/30/2022 (k)(l)	13,100	12,865
2.000% due 08/15/2025 (k)(l)	5,800	5,595
2.250% due 08/15/2027 (l)	100	97
2.750% due 02/15/2024 (l)	10,500	10,615

Total U.S. Treasury Obligations (Cost $326,314)		321,432

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
5.597% due 11/25/2037 ^~	6,866	6,146
American Home Mortgage Assets Trust
3.077% due 11/25/2046 •	7,814	3,943
BCAP LLC Trust
6.000% due 03/26/2037 ~	7,912	6,531
Bear Stearns ALT-A Trust
3.957% due 11/25/2035 ^~	5,128	4,120
4.649% due 11/25/2035 ^~	243	227
ChaseFlex Trust
2.806% due 07/25/2037 •	5,020	4,616
Citigroup Mortgage Loan Trust
2.576% due 01/25/2037 •	5	4
4.980% due 03/25/2036 ^•	207	199
Citigroup Mortgage Loan Trust, Inc.
4.471% due 08/25/2035 ~	95	96
CitiMortgage Alternative Loan Trust
3.106% due 04/25/2037 •	2,217	1,793
Countrywide Alternative Loan Trust
2.626% due 12/25/2046 •	5,867	5,653
2.666% due 02/25/2047 •	21	20
2.666% due 09/25/2047 •	3,194	3,083
2.706% due 06/25/2037 •	68	64
3.157% due 02/25/2036 •	8	7
6.000% due 08/25/2035	1,931	1,403
6.000% due 06/25/2047	2,873	2,349
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~	4	4
4.290% due 11/25/2034 ~	6	6
5.500% due 11/25/2035 ^	47	41
Credit Suisse Mortgage Capital Certificates
3.546% due 02/27/2037 ~	647	654
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.686% due 06/25/2037 ^•	221	212
2.836% due 08/25/2037 •	4,315	3,763
GSR Mortgage Loan Trust
4.464% due 11/25/2035 ~	5	5
HarborView Mortgage Loan Trust
2.640% due 12/19/2036 ^•	577	522
2.660% due 01/19/2038 •	467	451
JPMorgan Mortgage Trust
4.090% due 08/25/2034 ~	67	67
4.314% due 07/25/2035 ~	36	36
4.327% due 07/25/2035 ~	4,410	4,530

4.336% due 02/25/2035 ~	2	2
5.750% due 01/25/2036 ^	16	12
JPMorgan Resecuritization Trust
2.435% due 06/26/2037 •	6,679	6,500
Lehman Mortgage Trust
3.156% due 11/25/2036 •	1,940	1,364
Lehman XS Trust
2.731% due 08/25/2046 •	2,634	2,460
Merrill Lynch Mortgage Investors Trust
4.363% due 09/25/2035 ^~	113	103
Morgan Stanley Mortgage Loan Trust
3.126% due 11/25/2035 •	2,385	2,381
MortgageIT Securities Corp. Mortgage Loan Trust
2.736% due 06/25/2047 •	1,518	1,426
Residential Accredit Loans, Inc. Trust
2.691% due 08/25/2036 •	711	649
2.706% due 05/25/2047 •	8,249	7,870
Structured Adjustable Rate Mortgage Loan Trust
4.282% due 04/25/2035 ~	177	171
Structured Asset Mortgage Investments Trust
2.626% due 08/25/2036 •	9,668	8,864
2.736% due 02/25/2036 •	1,433	1,390
Structured Asset Securities Corp.
2.856% due 04/25/2035 •	2,116	1,993
UBS Commercial Mortgage Trust
3.504% due 12/15/2050	3,395	3,435
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 09/25/2046 •	44	44
2.579% due 10/25/2046 •	40	39
2.887% due 01/25/2047 •	23	23
2.927% due 05/25/2047 •	3,988	3,739
3.044% due 01/25/2037 ^~	343	320
3.086% due 11/25/2045 •	3,793	3,748
3.600% due 06/25/2037 ^~	1,309	1,251
3.765% due 08/25/2036 ^~	140	131
4.215% due 12/25/2035 ~	2,353	2,328
Wells Fargo Mortgage-Backed Securities Trust
4.309% due 07/25/2036 ^~	624	611
4.607% due 03/25/2036 ^~	198	196
4.863% due 12/25/2036 ~	218	205

Total Non-Agency Mortgage-Backed Securities (Cost $96,800)		101,800

ASSET-BACKED SECURITIES 11.6%
Allegro CLO Ltd.
3.740% due 01/30/2026 •	600	600
Americredit Automobile Receivables Trust
2.429% due 08/19/2019	2,887	2,886
Asset-Backed Funding Certificates Trust
2.636% due 01/25/2037 •	2,663	1,911
Asset-Backed Securities Corp. Home Equity Loan Trust
3.466% due 07/25/2035 •	300	299
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	799	797
Bear Stearns Asset-Backed Securities Trust
2.616% due 02/25/2037 •	964	1,013
2.656% due 07/25/2036 •	1,815	1,799
2.666% due 08/25/2036 •	784	927
2.706% due 12/25/2036 •	255	255
3.005% due 02/25/2036 •	1,776	1,736
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	2,217	2,246
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	21	16
2.666% due 12/25/2036 •	3,267	2,090
Citigroup Mortgage Loan Trust, Inc.
2.806% due 10/25/2036 •	2,000	1,944
Countrywide Asset-Backed Certificates
2.615% due 07/25/2036 •	3,075	3,068
2.646% due 06/25/2037 •	1,138	1,069
2.646% due 06/25/2047 ^•	1,246	1,129
2.756% due 06/25/2047 •	1,200	1,118
2.766% due 12/25/2036•	4,100	3,942
2.776% due 03/25/2036 •	1,712	1,581
2.786% due 09/25/2036 •	5,041	5,033
3.106% due 11/25/2033 •	785	768
3.856% due 04/25/2034 •	190	190
4.700% due 10/25/2046 ^~	4,690	4,580
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,724	1,730
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •	9	6
Fieldstone Mortgage Investment Trust
3.241% due 12/25/2035 •	10,750	9,883

First Franklin Mortgage Loan Trust
3.301% due 09/25/2035 •		2,306	2,316
3.366% due 08/25/2032 •		1,594	1,575
Fremont Home Loan Trust
2.606% due 08/25/2036 •		104	46
2.676% due 02/25/2036 •		1,263	1,178
GSAA Home Equity Trust
2.706% due 03/25/2037 •		5,603	2,735
3.846% due 03/25/2036 ~		5,964	4,861
GSAMP Trust
2.656% due 08/25/2036 •		702	679
2.736% due 01/25/2037 •		2,700	2,278
3.826% due 12/25/2034 ^•		1,569	1,133
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •		800	798
Home Equity Loan Trust
2.846% due 04/25/2037 •		5,300	4,363
Home Equity Mortgage Loan Asset-Backed Trust
3.571% due 08/25/2035 •		2,000	1,883
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.556% due 11/25/2034 •		280	276
Long Beach Mortgage Loan Trust
2.726% due 02/25/2036 •		4,942	4,785
MASTR Specialized Loan Trust
2.766% due 06/25/2046 •		3,733	3,518
Merrill Lynch Mortgage Investors Trust
2.616% due 08/25/2037 •		7,764	4,816
Monarch Grove CLO
3.370% due 01/25/2028 •		4,300	4,256
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 07/25/2036 •		4	2
2.666% due 09/25/2036 •		3,074	1,803
2.721% due 03/25/2037 •		17,448	8,684
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø		4,808	2,628
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •		923	923
Navient Private Education Loan Trust
2.855% due 12/16/2058 •		545	544
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •		282	281
OHA Loan Funding Ltd.
3.827% due 01/23/2027 •		900	900
Option One Mortgage Loan Trust
2.726% due 04/25/2037 •		3,337	2,572
2.726% due 05/25/2037 •		1,916	1,329
2.816% due 04/25/2037 •		386	261
People’s Choice Home Loan Securities Trust
3.026% due 12/25/2035 •		471	463
Popular ABS Mortgage Pass-Through Trust
2.836% due 07/25/2036 •		3,700	3,424
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		3,750	2,041
Residential Asset Securities Corp. Trust
2.756% due 04/25/2037 •		9,309	9,217
2.906% due 02/25/2036 •		580	572
Santander Drive Auto Receivables Trust
2.629% due 11/15/2019		6,460	6,457
Securitized Asset-Backed Receivables LLC Trust
2.746% due 07/25/2036 •		1,225	680
2.756% due 05/25/2036 •		1,522	970
3.086% due 11/25/2035 •		1,349	1,339
SG Mortgage Securities Trust
2.686% due 02/25/2036 •		5,218	3,379
SLM Private Education Loan Trust
5.705% due 05/16/2044 •		58	58
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	119	136
Soundview Home Loan Trust
2.566% due 11/25/2036 •		$8	3
2.656% due 03/25/2037 •		655	636
2.676% due 07/25/2037 •		2,018	1,715
2.756% due 10/25/2036 •		3,900	3,698
3.346% due 08/25/2035 •		2,200	1,913
Specialty Underwriting & Residential Finance Trust
2.806% due 12/25/2036 •		1,914	1,865
Structured Asset Securities Corp. Mortgage Loan Trust
2.736% due 05/25/2047 •		1,980	1,886
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		2,048	2,035

3.250% due 06/25/2047 Ø		1,578	1,574

Total Asset-Backed Securities (Cost $153,712)			158,100

SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		5,450	3,007
5.875% due 01/11/2028		2,600	1,878
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)	ARS	2,928	75
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		1,264	34
59.257% (ARLLMONP) due 06/21/2020 ~(a)		50,504	1,444
Brazil Government International Bond
5.625% due 02/21/2047		$1,700	1,609
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035	BRL	12,623	3,657
6.000% due 05/15/2055		9,467	2,877
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,033
Israel Government International Bond
4.125% due 01/17/2048		600	589
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,945,575	18,319
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,300	1,302
6.350% due 08/12/2028		16,950	5,289
8.200% due 08/12/2026		7,450	2,597
Province of Ontario
1.650% due 09/27/2019		$300	298
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,532
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,391
4.500% due 04/17/2030		1,200	1,196
5.000% due 04/17/2049		700	676

Total Sovereign Issues (Cost $53,753)			49,803

SHORT-TERM INSTRUMENTS 20.3%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
2.890% due 10/25/2019		7,000	7,004
Lloyds Bank Corporate Markets PLC
2.908% due 10/26/2020		2,300	2,301

			9,305

COMMERCIAL PAPER 2.4%
Bank of Montreal
2.068% due 01/04/2019	CAD	2,200	1,611
2.076% due 01/03/2019		2,200	1,611
2.093% due 01/02/2019		7,900	5,786
HSBC Bank Canada
2.094% due 01/08/2019		3,200	2,343
Humana, Inc.
3.000% due 01/15/2019		$1,400	1,399
Mondelez International, Inc.
3.100% due 02/27/2019		6,000	5,971
Royal Bank of Canada
2.055% due 01/02/2019	CAD	6,500	4,761
Toronto-Dominion Bank
2.055% due 01/02/2019		4,600	3,369
2.055% due 01/04/2019		2,100	1,538
2.063% due 01/03/2019		5,400	3,955

			32,344

REPURCHASE AGREEMENTS (h) 0.2%			2,291
ARGENTINA TREASURY BILLS 0.0%
(7.170)% due 01/31/2019 - 03/29/2019 (b)(c)	ARS	9,044	272

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	2,700	3,089

JAPAN TREASURY BILLS 12.7%
(0.261)% due 01/09/2019 - 01/21/2019 (b)(c)	JPY	18,960,000	172,992

U.S. TREASURY BILLS 4.1%
2.371% due 01/03/2019 - 03/07/2019 (b)(c)(m)		$55,557	55,416

Total Short-Term Instruments (Cost $271,337)		275,709

Total Investments in Securities (Cost $1,479,408)		1,487,584

	SHARES
INVESTMENTS IN AFFILIATES 36.0%
SHORT-TERM INSTRUMENTS 36.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.0%
PIMCO Short Asset Portfolio	19,530,604	193,783
PIMCO Short-Term Floating NAV Portfolio III	30,020,538	296,723

Total Short-Term Instruments (Cost $492,182)		490,506

Total Investments in Affiliates (Cost $492,182)		490,506

Total Investments 145.3% (Cost $1,971,590)		$1,978,090
Financial Derivative Instruments (j)(l) (19.3)% (Cost or Premiums, net $15,624)		(262,211)
Other Assets and Liabilities, net (26.0)%		(354,324)

Net Assets 100.0%		$1,361,555

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$553	U.S. Treasury Notes 2.875% due 09/30/2023	$(567)	$553	$553
JPS	3.300	12/31/2018	01/02/2019	1,738	U.S. Treasury Notes 2.875% due 08/15/2028	(1,746)	1,738	1,738

Total Repurchase Agreements						$(2,313)	$2,291	$2,291

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
JML	(2.000)%	11/28/2018	TBD	(3)	EUR	(2,777)	$(3,182)

Total Reverse Repurchase Agreements							$(3,182)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	5.000%	02/01/2049		$5,400	$(5,645)	$(5,653)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875	08/15/2028		1,700	(1,716)	(1,746)
Sovereign Issues (0.7)%
Canada Government Bond	2.750	12/01/2048	CAD	11,500	(9,596)	(9,508)

Total Short Sales (1.2)%					$(16,957)	$(16,907)

(i)	Securities with an aggregate market value of $3,176 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,879) at a weighted average interest rate of 0.180%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $54 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	6,427	$1,563,207	$(339)	$0	$0
90-Day Eurodollar September Futures	09/2020	682	166,314	657	51	0
E-mini Russell 2000 Index March Futures	03/2019	2,879	194,189	(9,552)	1,166	0
Euro-Bobl March Futures	03/2019	140	21,257	49	0	(5)
Euro-Bund 10-Year Bond March Futures	03/2019	48	8,994	104	0	(10)
U.S. Treasury 2-Year Note March Futures	03/2019	574	121,867	833	81	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,551	189,246	4,525	606	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	573	92,056	1,364	340	0

				$(2,359)	$2,244	$(15)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	6,427	$(1,565,698)	$(6,650)	$0	$(322)
90-Day Eurodollar September Futures	09/2021	682	(166,323)	(803)	0	(94)
Australia Government 10-Year Bond March Futures	03/2019	312	(29,156)	(293)	0	(138)
U.S. Treasury 5-Year Note March Futures	03/2019	97	(11,125)	(39)	0	(24)
U.S. Treasury 30-Year Bond March Futures	03/2019	843	(123,078)	(2,457)	0	(395)
United Kingdom Long Gilt March Futures	03/2019	125	(19,624)	(162)	20	(64)

				$(10,404)	$20	$(1,037)

Total Futures Contracts				$(12,763)	$2,264	$(1,052)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.146%	EUR	2,400	$(7)	$6	$(1)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$1,900	$115	$(53)	$62	$3	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	1,600	80	(44)	36	3	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	5,400	59	(9)	50	0	(1)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	700	13	(6)	7	0	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,100	19	(10)	9	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	4,900	89	(60)	29	2	0

					$375	$(182)	$193	$8	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	10.240%	Maturity	01/04/2027	BRL	68,800	$(9)	$(768)	$(777)	$0	$(6)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	12,500	(242)	379	137	0	(66)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$129,600	1,311	(309)	1,002	17	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	38	(78)	0	(4)
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		348,500	57	1,151	1,208	76	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		348,500	(12)	(1,469)	(1,481)	0	(150)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		139,500	0	3,724	3,724	258	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		31,500	(334)	506	172	62	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	43	(56)	106	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		184,900	(19)	(3,504)	(3,523)	0	(542)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		57,600	0	(1,117)	(1,117)	0	(169)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		140,800	8,971	(3,804)	5,167	0	(379)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	90	30	0	(3)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	121	75	0	(78)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		38,010	(129)	2,622	2,493	0	(122)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	297	182	479	0	(18)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		38,000	(617)	1,176	559	0	(137)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		75,500	4,296	(1,438)	2,858	0	(282)
Pay (5)	3-Month USD-LIBOR	3.427	Semi-Annual	10/12/2028		108,700	0	2,507	2,507	219	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		22,200	0	(482)	(482)	0	(89)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	02/15/2036		110,700	(386)	2,760	2,374	569	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	05/15/2044		82,400	492	(2,570)	(2,078)	0	(503)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		22,000	2,484	(829)	1,655	0	(121)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		20,600	0	(1,084)	(1,084)	0	(123)
Receive	3-Month USD-LIBOR	3.093	Semi-Annual	12/14/2048		4,400	0	(212)	(212)	0	(27)
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,300	0	(126)	(126)	0	(26)
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	3,300	52	(64)	(12)	0	(4)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		21,300	0	288	288	1	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		8,200	(128)	(97)	(225)	0	(7)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	300,700	654	418	1,072	0	(4)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,800	(220)	150	(70)	0	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		300,700	21	458	479	19	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	673	(580)	0	(9)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		3,800	141	(167)	(26)	0	(18)
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(139)	(138)	0	(16)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(612)	(612)	0	(70)
Receive (5)	6-Month GBP-LIBOR	2.000	Semi-Annual	10/10/2038		23,200	146	(939)	(793)	0	(86)
Receive (5)	6-Month GBP-LIBOR	2.053	Semi-Annual	10/10/2038		19,000	0	(755)	(755)	0	(71)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,400	10	(233)	(223)	0	(38)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	40,170,000	1,155	981	2,136	20	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		15,980,000	(340)	(1,368)	(1,708)	0	(51)
Pay	6-Month JPY-LIBOR	0.199	Semi-Annual	10/31/2025		7,860,000	17	667	684	24	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	12/20/2025		14,360,000	878	1,273	2,151	47	0
Pay	6-Month JPY-LIBOR	0.338	Semi-Annual	11/12/2028		5,000	0	1	1	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(323)	(323)	0	(6)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,080,000	133	(747)	(614)	0	(18)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		530,000	0	(231)	(231)	0	(5)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		7,085,000	405	(2,974)	(2,569)	0	(65)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		840,000	322	73	395	0	(5)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	64	53	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	(94)	(97)	0	(8)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	139	146	14	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	22,600	(3)	(184)	(187)	170	0
Receive	UKRPI	3.593	Maturity	11/15/2028		3,800	0	31	31	29	0
Receive	UKRPI	3.595	Maturity	11/15/2028		3,800	0	33	33	29	0
Receive	UKRPI	3.603	Maturity	11/15/2028		3,700	0	37	37	28	0

							$17,823	$(6,054)	$11,769	$1,689	$(3,326)

Total Swap Agreements							$18,191	$(6,230)	$11,961	$1,698	$(3,327)

(k)

Securities with an aggregate market value of $33,644 and cash of $2,314 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	28,890	$	21,696	$529	$0
	01/2019	GBP	1,652		2,114	8	0
	01/2019	$	1,246	ARS	50,709	77	0
	01/2019		9,404	CAD	12,599	0	(173)
	02/2019		17,644	NOK	149,500	0	(320)
	02/2019		18,077	TRY	103,200	922	0
BPS	01/2019	JPY	2,700,000	$	23,970	0	(668)
BRC	01/2019		213,900		1,931	0	(21)
	02/2019	EUR	199		227	0	(2)
CBK	01/2019	BRL	21,601		5,533	0	(41)
	01/2019	JPY	3,420,000		30,365	0	(843)
	01/2019	$	5,575	BRL	21,601	0	(1)
	01/2019		3,677	CAD	4,838	0	(133)
	02/2019	EUR	2,809	$	3,213	0	(17)
	03/2019		2,700		3,436	324	0
	03/2019	KRW	4,712,700		4,205	0	(38)
DUB	01/2019	BRL	21,601		5,575	1	0
	01/2019	$	5,587	BRL	21,601	0	(14)
	02/2019	BRL	21,601	$	5,576	13	0
FBF	01/2019	$	233	RUB	15,778	0	(7)
	04/2019	CNH	19,678	$	2,805	0	(60)
GLM	01/2019	AUD	800		574	10	0
	01/2019	CAD	4,300		3,249	99	0
	01/2019	GBP	14,722		18,826	54	0
	01/2019	JPY	3,065,000		27,194	0	(788)
	02/2019	EUR	2,956		3,372	0	(27)
	02/2019	$	3,172	EUR	2,769	13	0
	04/2019		2,666	CNY	18,589	36	0
HUS	01/2019		14	MXN	286	0	0
	02/2019	EUR	165	$	189	0	(1)
	02/2019	$	5,185	EUR	4,546	43	(1)
	01/2021	BRL	1,520	$	234	0	(130)
IND	01/2019	CAD	3,200		2,414	70	0
	02/2019	EUR	8,146		9,293	0	(74)
JPM	01/2019	AUD	689		509	23	0
	01/2019	CAD	3,301		2,506	87	0
	01/2019	JPY	3,065,000		27,103	0	(879)
	02/2019	TRY	94,564		16,146	0	(1,263)
	02/2019	$	19,613	CNH	136,585	271	0
	03/2019	EUR	9,874	$	11,785	415	0
	11/2019	CNH	137,193		19,613	0	(353)
MYI	01/2019	CAD	12,516		9,473	304	0
RYL	01/2019		5,746		4,293	83	0
SCX	01/2019		19,000		14,395	478	0
	02/2019	$	14,022	CNH	97,716	203	0
	11/2019	CNH	98,162	$	14,022	0	(264)
SOG	01/2019	CAD	7,205		5,417	138	0
	01/2019	RUB	23,217		350	18	0
SSB	01/2019	JPY	6,710,000		59,391	0	(1,903)
	01/2019	$	2,345	CAD	3,116	0	(62)
	02/2019	EUR	5,213	$	5,908	0	(86)
	03/2019	SGD	18,352		13,429	0	(59)
	03/2019	TWD	544,931		17,819	0	(123)
UAG	01/2019	JPY	2,313,600		20,424	0	(691)
	03/2019	HKD	1,233		158	0	0

Total Forward Foreign Currency Contracts						$4,219	$(9,042)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	7,910	$238	$7
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,579	70	7

							$308	$14

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020%	07/09/2020	$371,200	$1,373	$2,509
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	227,300	826	1,545
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	201,000	211	6
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	779,400	2,821	5,299
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	34,400	1,383	766
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/21/2019	700,000	800	3,314

							$7,414	$13,439

Total Purchased Options							$7,722	$13,453

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019	$	5,996	$(71)	$(49)
HUS	Call - OTC USD versus CLP		700.000	01/23/2019		2,769	(33)	(22)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	15,820	(238)	(2)
MYI	Call - OTC EUR versus MXN	MXN	26.140	05/14/2019	EUR	21,538	(443)	(174)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019		15,159	(70)	(4)

							$(855)	$(251)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$371,200	$(1,777)	$(2,772)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	227,300	(1,104)	(1,765)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	40,200	(211)	(3)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	779,400	(3,663)	(6,070)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	249,500	(1,382)	(433)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.515	10/21/2019	280,000	(800)	(3,050)

							$(8,937)	$(14,093)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (1)«	04/30/2019	$45,800	$(45)	$(45)

Total Written Options				$(9,841)	$(14,389)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UniCredit SpA	(1.000)%	Quarterly	12/20/2023	4.180%	EUR	1,950	$363	$(44)	$319	$0
CBK	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		900	165	(18)	147	0
HUS	UniCredit SpA	(1.000)	Quarterly	12/20/2023	4.180		950	181	(25)	156	0

								$709	$(87)	$622	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$600	$80	$(50)	$30	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,922	(1,234)	805	0	(429)

						$(1,154)	$755	$30	$(429)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$10	$7	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	14,890	3-Month USD-LIBOR less a specified spread	Quarterly	03/15/2019	106,215	$0	$(6,245)	$0	$(6,245)
	Receive	Russell 2000 Index	9,805	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019	108,727	0	(8,814)	0	(8,814)
MYI	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	10/17/2019	440,558	0	(95,640)	0	(95,640)
UAG	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019	327,145	0	(47,839)	0	(47,839)
	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	09/19/2019	442,043	0	(97,727)	0	(97,727)

								$0	$(256,265)	$0	$(256,265)

Total Swap Agreements								$(448)	$(255,587)	$659	$(256,694)

(m)

Securities with an aggregate market value of $279,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$844	$2,494	$3,338
Corporate Bonds & Notes
Banking & Finance	0	109,138	0	109,138
Industrials	0	28,664	0	28,664
Utilities	0	21,400	0	21,400
Municipal Bonds & Notes
California	0	4,495	0	4,495
Colorado	0	4,339	0	4,339
Illinois	0	1,094	0	1,094
New York	0	1,186	0	1,186
Washington	0	768	0	768
U.S. Government Agencies	0	406,318	0	406,318
U.S. Treasury Obligations	0	321,432	0	321,432
Non-Agency Mortgage-Backed Securities	0	101,800	0	101,800
Asset-Backed Securities	0	158,100	0	158,100
Sovereign Issues	0	49,803	0	49,803
Short-Term Instruments
Certificates of Deposit	0	9,305	0	9,305
Commercial Paper	0	32,344	0	32,344
Repurchase Agreements	0	2,291	0	2,291
Argentina Treasury Bills	0	272	0	272
Greece Treasury Bills	0	3,089	0	3,089
Japan Treasury Bills	0	172,992	0	172,992
U.S. Treasury Bills	0	55,416	0	55,416
	$0	$1,485,090	$2,494	$1,487,584

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$490,506	$0	$0	$490,506

Total Investments	$490,506	$1,485,090	$2,494	$1,978,090

Short Sales, at Value - Liabilities
Sovereign Issues	0	(9,508)	0	(9,508)
U.S. Government Agencies	0	(5,653)	0	(5,653)
U.S. Treasury Obligations	0	(1,746)	0	(1,746)
	$0	$(16,907)	$0	$(16,907)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,264	1,698	0	3,962
Over the counter	0	18,331	0	18,331
	$2,264	$20,029	$0	$22,293

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,052)	(3,327)	0	(4,379)
Over the counter	0	(280,080)	(45)	(280,125)

	$(1,052)	$(283,407)	$(45)	$(284,504)

Total Financial Derivative Instruments	$1,212	$(263,378)	$(45)	$(262,211)

Totals	$491,718	$1,204,805	$2,449	$1,698,972

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Strategic Bond Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Avolon Holdings Ltd.
4.470% due 01/15/2025		$369	$356
Brookfield Property REIT Inc.
5.022% due 08/27/2025		400	378
Dell International LLC
4.530% due 09/07/2023		500	482
First Data Corp.
4.504% due 04/26/2024		400	383
Las Vegas Sands LLC
4.272% due 03/27/2025		399	382
NCI Building Systems, Inc.
6.175% due 04/12/2025 «		199	182

Total Loan Participations and Assignments (Cost $2,205)			2,163

CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 17.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		328	328
3.875% due 01/23/2028		200	175
3.950% due 02/01/2022		200	197
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~		100	45
AIA Group Ltd.
3.312% (US0003M + 0.520%) due 09/20/2021 ~		700	697
Air Lease Corp.
3.750% due 02/01/2022		500	495
Aircastle Ltd.
5.125% due 03/15/2021		400	407
Ally Financial, Inc.
3.500% due 01/27/2019		400	400
American Tower Corp.
4.400% due 02/15/2026		600	601
Bank of America Corp.
3.541% (US0003M + 0.790%) due 03/05/2024 ~		300	292
3.629% (US0003M + 1.160%) due 01/20/2023 ~		300	300
3.824% due 01/20/2028 •		400	389
3.864% due 07/23/2024 •		300	299
Barclays PLC
4.610% due 02/15/2023 •		400	397
4.972% due 05/16/2029 •		700	677
6.500% due 09/15/2019 •(e)	EUR	300	336
7.750% due 09/15/2023 •(e)(f)		$300	289
Blackstone CQP Holdco LP
6.500% due 03/20/2021		50	50
BNP Paribas S.A.
7.000% due 08/16/2028 •(e)(f)		300	286
Brookfield Finance LLC
4.000% due 04/01/2024		50	49
CIT Group, Inc.
4.750% due 02/16/2024		200	193
Citigroup, Inc.
2.876% due 07/24/2023 •		50	48
3.887% due 01/10/2028 •		650	626
4.168% (US0003M + 1.430%) due 09/01/2023 ~		500	501
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)	EUR	200	235
6.625% due 06/29/2021 •(e)		200	249
Credit Suisse Group AG
7.500% due 07/17/2023 •(e)(f)		$300	293
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026		500	496
Crown Castle International Corp.
3.400% due 02/15/2021		300	300
3.800% due 02/15/2028		400	376
Deutsche Bank AG
4.250% due 02/04/2021		700	690
Discover Bank
4.650% due 09/13/2028		500	488
FCE Bank PLC
0.184% due 08/26/2020 •	EUR	200	225

Ford Motor Credit Co. LLC
3.754% (US0003M + 0.930%) due 09/24/2020 ~		$700	688
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		100	97
3.487% (US0003M + 1.000%) due 07/24/2023 ~		200	194
3.618% (US0003M + 1.110%) due 04/26/2022 ~		200	198
4.223% due 05/01/2029 •		700	675
4.306% (US0003M + 1.600%) due 11/29/2023 ~		300	297
Harley-Davidson Financial Services, Inc.
3.647% (US0003M + 0.940%) due 03/02/2021 ~		400	400
HSBC Holdings PLC
3.426% (US0003M + 0.650%) due 09/11/2021 ~		300	296
4.292% due 09/12/2026 •		300	297
4.583% due 06/19/2029 •		500	496
5.875% due 09/28/2026 •(e)	GBP	200	244
JPMorgan Chase & Co.
3.390% (US0003M + 0.900%) due 04/25/2023 ~		$400	395
3.717% (US0003M + 1.230%) due 10/24/2023 ~		300	300
3.797% due 07/23/2024 •		200	200
4.005% due 04/23/2029 •		400	394
4.218% (US0003M + 1.480%) due 03/01/2021 ~		300	304
Lazard Group LLC
4.500% due 09/19/2028		800	802
Lloyds Banking Group PLC
4.050% due 08/16/2023		300	297
7.000% due 06/27/2019 •(e)	GBP	200	256
7.625% due 06/27/2023 •(e)		300	394
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$500	506
Morgan Stanley
3.649% (US0003M + 1.180%) due 01/20/2022 ~		200	199
3.811% (US0003M + 1.220%) due 05/08/2024 ~		300	296
3.887% (US0003M + 1.400%) due 10/24/2023 ~		500	498
Nationstar Mortgage Holdings, Inc.
9.125% due 07/15/2026		250	244
Nationwide Building Society
4.302% due 03/08/2029 •		300	283
4.363% due 08/01/2024 •		300	294
Navient Corp.
6.625% due 07/26/2021		200	193
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2019	DKK	2,100	328
NTT Finance Corp.
1.900% due 07/21/2021		$500	482
Nykredit Realkredit A/S
1.000% due 10/01/2019	DKK	13,100	2,033
Provident Funding Associates LP
6.375% due 06/15/2025		$50	45
Quicken Loans, Inc.
5.250% due 01/15/2028		300	267
Realkredit Danmark A/S
1.000% due 04/01/2019	DKK	2,300	354
2.000% due 04/01/2019		3,400	525
Regions Bank
3.118% (US0003M + 0.500%) due 08/13/2021 ~		$300	295
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		700	672
4.519% due 06/25/2024 •		200	196
4.800% due 04/05/2026		500	488
Santander UK Group Holdings PLC
3.571% due 01/10/2023		700	671
3.823% due 11/03/2028 •		450	408
7.375% due 06/24/2022 •(e)	GBP	200	257
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		$700	704
Societe Generale S.A.
6.750% due 04/06/2028 •(e)(f)		300	255
Springleaf Finance Corp.
8.250% due 12/15/2020		100	104
U.S. Bank N.A.
3.400% due 07/24/2023		400	400
UniCredit SpA
7.830% due 12/04/2023		600	628
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	200	228
Wells Fargo & Co.
2.600% due 07/22/2020		$100	99
3.000% due 04/22/2026		300	280
3.069% due 01/24/2023		200	195
3.584% due 05/22/2028 •		400	385

3.757% (US0003M + 1.230%) due 10/31/2023 ~	200	200

		31,665

INDUSTRIALS 8.7%
American Airlines Pass-Through Trust
3.250% due 04/15/2030	92	88
BAT Capital Corp.
2.297% due 08/14/2020	100	98
Broadcom Corp.
3.000% due 01/15/2022	300	289
3.625% due 01/15/2024	300	284
Campbell Soup Co.
3.650% due 03/15/2023	300	293
Celgene Corp.
3.900% due 02/20/2028	800	752
Charter Communications Operating LLC
4.464% due 07/23/2022	500	505
4.500% due 02/01/2024	300	300
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	300	299
3.800% due 10/22/2021	200	200
Concho Resources, Inc.
3.750% due 10/01/2027	500	472
Constellation Brands, Inc.
3.209% (US0003M + 0.700%) due 11/15/2021 ~	300	297
Covidien International Finance S.A.
3.200% due 06/15/2022	400	399
D.R. Horton, Inc.
4.375% due 09/15/2022	100	101
4.750% due 02/15/2023	200	203
Dell International LLC
3.480% due 06/01/2019	50	50
4.420% due 06/15/2021	50	50
EMC Corp.
2.650% due 06/01/2020	300	288
EQT Corp.
3.900% due 10/01/2027	400	346
Exela Intermediate LLC
10.000% due 07/15/2023	50	48
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	200	198
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	100	100
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~	700	694
Hyundai Capital America
3.601% due 09/18/2020 •	700	697
IHS Markit Ltd.
5.000% due 11/01/2022	200	203
Imperial Brands Finance PLC
3.750% due 07/21/2022	400	397
Jeld-Wen, Inc.
4.875% due 12/15/2027	300	254
Marathon Petroleum Corp.
5.125% due 12/15/2026	500	513
Medtronic, Inc.
3.500% due 03/15/2025	400	399
Microchip Technology, Inc.
3.922% due 06/01/2021	400	397
Mylan, Inc.
4.550% due 04/15/2028	700	654
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	600	594
Philip Morris International, Inc.
2.375% due 08/17/2022	400	385
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	300	309
Sands China Ltd.
5.400% due 08/08/2028	300	290
Seven & i Holdings Co. Ltd.
3.350% due 09/17/2021	800	803
Southern Co.
2.950% due 07/01/2023	300	290
3.104% (US0003M + 0.490%) due 02/14/2020 ~	300	300
3.250% due 07/01/2026	100	94
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	100	99
Transocean, Inc.
7.250% due 11/01/2025	100	88
United Technologies Corp.
3.650% due 08/16/2023	300	299
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	600	596

Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	700	698
WPP Finance
4.750% due 11/21/2021	600	611
ZF North America Capital, Inc.
4.500% due 04/29/2022	200	195
Zoetis, Inc.
3.250% due 08/20/2021	300	299

		15,818

UTILITIES 2.1%
AT&T, Inc.
3.488% (US0003M + 0.750%) due 06/01/2021 ~	200	199
3.956% (US0003M + 1.180%) due 06/12/2024 ~	300	291
CNOOC Finance Ltd.
3.000% due 05/09/2023	300	290
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	400	417
Entergy Corp.
5.125% due 09/15/2020	100	102
NextEra Energy Capital Holdings, Inc.
3.107% (US0003M + 0.400%) due 08/21/2020 ~	300	300
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	300	294
ONEOK, Inc.
4.550% due 07/15/2028	700	695
Petrobras Global Finance BV
5.299% due 01/27/2025	450	431
6.125% due 01/17/2022	200	206
Rio Oil Finance Trust
8.200% due 04/06/2028	250	262
Tallgrass Energy Partners LP
4.750% due 10/01/2023	300	291

		3,778

Total Corporate Bonds & Notes (Cost $51,815)		51,261

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
2.626% due 03/25/2034 •	15	15
3.406% due 04/25/2032 •	18	19
3.500% due 03/01/2048	13,285	13,294
Fannie Mae, TBA
3.000% due 01/01/2049	900	878
3.500% due 01/01/2049 - 02/01/2049	14,000	14,000
4.000% due 01/01/2049	4,100	4,181

Total U.S. Government Agencies (Cost $31,905)		32,387

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,100	1,044
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	18,992	18,478
0.250% due 01/15/2025	641	614
0.375% due 07/15/2027	827	785
0.500% due 01/15/2028	2,050	1,958
0.625% due 01/15/2026	745	726
0.750% due 07/15/2028	1,713	1,678
1.375% due 02/15/2044 (k)	217	224
1.750% due 01/15/2028	724	770
2.375% due 01/15/2025	805	870
2.500% due 01/15/2029	1,060	1,208
U.S. Treasury Notes
1.250% due 07/31/2023 (k)	1,950	1,845
1.375% due 06/30/2023 (i)(k)	400	381
1.750% due 06/30/2022 (k)	400	390
1.875% due 12/15/2020	2,300	2,273
2.625% due 03/31/2025	7,300	7,325
2.750% due 04/30/2023	8,400	8,488
2.875% due 10/31/2023	1,800	1,830
2.875% due 05/15/2028	1,100	1,118

Total U.S. Treasury Obligations (Cost $52,085)		52,005

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust
6.500% due 03/25/2047 Ø	198	190
Banc of America Funding Trust
4.375% due 06/20/2032 ~	38	38
Bear Stearns Adjustable Rate Mortgage Trust
3.578% due 03/25/2035 ~	26	25
4.368% due 02/25/2034 ~	57	58

Bear Stearns ALT-A Trust
3.839% due 05/25/2036 ^~		1,007	723
Countrywide Home Loan Mortgage Pass-Through Trust
3.910% due 08/25/2034 ^~		16	15
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~		12	12
EMF-NL Prime BV
0.482% due 04/17/2041 •	EUR	61	67
GSR Mortgage Loan Trust
3.605% due 06/25/2034 ~		$27	27
5.750% due 01/25/2037 ^		22	20
HarborView Mortgage Loan Trust
3.850% due 06/19/2036 ^~		195	131
MASTR Adjustable Rate Mortgages Trust
4.161% due 05/25/2034 ~		114	116
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.315% due 08/15/2032 •		154	148
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		219	142
Structured Asset Mortgage Investments Trust
2.720% due 07/19/2035 •		43	42
WaMu Mortgage Pass-Through Certificates Trust
3.320% due 03/25/2037 ^~		802	740
3.557% due 08/25/2042 •		25	24
Wells Fargo Mortgage-Backed Securities Trust
4.869% due 01/25/2035 ~		55	57

Total Non-Agency Mortgage-Backed Securities (Cost $2,563)			2,575

ASSET-BACKED SECURITIES 7.4%
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •		400	398
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	500	568
Bayview Financial Acquisition Trust
6.096% due 12/28/2036 Ø		$500	485
Bear Stearns Asset-Backed Securities Trust
2.736% due 02/25/2037 •		580	514
Citigroup Mortgage Loan Trust
2.646% due 08/25/2036 •		6	6
CSAB Mortgage-Backed Trust
2.576% due 11/25/2036 •		1,101	332
HSI Asset Securitization Corp. Trust
3.026% due 01/25/2036 •		400	363
IXIS Real Estate Capital Trust
2.736% due 01/25/2037 •		133	67
LCM LP
3.379% due 10/20/2027 •		400	398
Morgan Stanley ABS Capital, Inc. Trust
3.046% due 12/25/2034 •		231	228
OZLM Ltd.
3.570% due 04/30/2027 •		600	596
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •		600	597
Residential Asset Securities Corp. Trust
2.686% due 04/25/2036 •		54	54
2.766% due 07/25/2036 ^•		1,490	1,157
2.906% due 02/25/2036 •		1,570	1,548
Saxon Asset Securities Trust
2.816% due 09/25/2047 •		590	569
Sierra Madre Funding Ltd.
2.783% due 09/07/2039 •		1,733	1,539
Soundview Home Loan Trust
2.706% due 06/25/2037 •		784	583
Terwin Mortgage Trust
2.876% due 01/25/2037 •		767	525
Tralee CLO Ltd.
3.869% due 10/20/2028 •		600	590
Venture CLO Ltd.
3.650% due 10/22/2031 •		700	699
WaMu Asset-Backed Certificates WaMu Trust
2.731% due 05/25/2037 •		603	569
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •		600	600
Zais CLO Ltd.
3.586% due 04/15/2028 •		500	499

Total Asset-Backed Securities (Cost $12,249)			13,484

SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
59.257% (ARLLMONP) due 06/21/2020 ~(a)	ARS	845	24
Qatar Government International Bond
5.103% due 04/23/2048		$400	421

Saudi Government International Bond
4.500% due 04/17/2030		500	498

Total Sovereign Issues (Cost $945)			943

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society
10.250% ~		250	45

Total Preferred Securities (Cost $49)			45

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.7%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		$400	400
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		400	400

			800

COMMERCIAL PAPER 2.4%
Campbell Soup Co.
2.900% due 01/15/2019		250	250
Energy Transfer Partners LP
3.650% due 03/07/2019		1,200	1,193
Mondelez International, Inc.
3.100% due 02/26/2019		1,500	1,493
Toronto-Dominion Bank
2.055% due 01/02/2019	CAD	2,100	1,538

			4,474

REPURCHASE AGREEMENTS (g) 0.2%			344

ARGENTINA TREASURY BILLS 0.2%
(2.135)% due 03/29/2019 - 04/12/2019 (b)(c)	ARS	12,723	341

GREECE TREASURY BILLS 0.2%
0.913% due 02/01/2019 - 03/01/2019 (b)(c)	EUR	300	343

JAPAN TREASURY BILLS 8.3%
(0.255)% due 01/21/2019 - 03/11/2019 (b)(c)	JPY	1,670,000	15,240

Total Short-Term Instruments (Cost $21,217)			21,542

Total Investments in Securities (Cost $175,033)			176,405

	SHARES
INVESTMENTS IN AFFILIATES 13.1%
SHORT-TERM INSTRUMENTS 13.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.1%
PIMCO Short-Term Floating NAV Portfolio III		2,419,903	23,918

Total Short-Term Instruments (Cost $23,915)			23,918

Total Investments in Affiliates (Cost $23,915)			23,918

Total Investments 109.6% (Cost $198,948)			$200,323
Financial Derivative Instruments (h)(j) (1.0)% (Cost or Premiums, net $(2,981))			(1,832)
Other Assets and Liabilities, net (8.6)%			(15,770)

Net Assets 100.0%			$182,721

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$344	U.S. Treasury Notes 2.875% due 09/30/2023	$(352)	$344	$344

Total Repurchase Agreements						$(352)	$344	$344

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,216) at a weighted average interest rate of 2.072%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	5	$937	$8	$0	$(1)
U.S. Treasury 10-Year Note March Futures	03/2019	8	976	23	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	23	3,695	193	14	0

				$224	$17	$(1)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2019	67	$(9,812)	$(398)	$0	$(5)
U.S. Treasury 5-Year Note March Futures	03/2019	80	(9,175)	(150)	0	(20)
U.S. Treasury 30-Year Bond March Futures	03/2019	11	(1,606)	(73)	0	(5)

				$(621)	$0	$(30)

Total Futures Contracts				$(397)	$17	$(31)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2019	1.450%	EUR	200	$(2)	$1	$(1)	$0	$0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.713		$900	87	(48)	39	0	0

							$85	$(47)	$38	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR 1,600	$(43)	$19	$(24)	$0	$(3)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	900	(27)	15	(12)	0	(3)

					$(70)	$34	$(36)	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$700	$47	$(24)	$23	$1	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	900	40	(20)	20	1	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	1,400	13	(5)	8	1	0

					$100	$(49)	$51	$3	$0

Interest Rate Swaps

												Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.600%	Semi-Annual	09/26/2023	$		15,100	$(161)	$272	$111	$27	$0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023			9,100	(96)	146	50	18	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025			2,500	16	61	77	0	(7)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025			800	(4)	21	17	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026			3,700	168	77	245	0	(12)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028			600	(9)	20	11	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028			3,400	199	(65)	134	0	(12)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028			400	4	(14)	(10)	0	(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033			3,500	(122)	151	29	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046			1,100	80	48	128	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047			80	15	3	18	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048			2,100	231	(73)	158	0	(12)
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048			4,300	220	(347)	(127)	0	(25)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048			1,800	19	(70)	(51)	0	(11)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		EUR	6,000	20	68	88	5	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049			1,250	20	(60)	(40)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		GBP	8,700	(18)	(80)	(98)	0	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		JPY	180,000	(9)	(19)	(28)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029			650,000	(23)	(130)	(153)	0	(3)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		MXN	18,000	(17)	(65)	(82)	5	0
Receive	UKRPI	3.579	Maturity	10/15/2033		GBP	900	0	9	9	11	0

								$533	$(47)	$486	$66	$(127)

Total Swap Agreements								$648	$(109)	$539	$69	$(133)

(i)	Securities with an aggregate market value of $27 and cash of $2,418 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	DKK	21,262		$3,379	$117	$0
	01/2019	EUR	3,830		4,373	0	(19)
	01/2019		$606	ARS	24,654	37	0
	03/2019	JPY	730,000		$6,488	0	(202)
BPS	01/2019		8,400		75	0	(2)
	01/2019		$68	ARS	2,736	3	0
	01/2019		3,220	DKK	21,262	43	0
	03/2019		85	INR	6,118	2	0
	04/2019	DKK	21,262		$3,245	0	(43)
BRC	01/2019	JPY	9,100		81	0	(2)
CBK	01/2019	CAD	703		534	19	0
	01/2019	EUR	134		154	0	0
	01/2019	GBP	1,056		1,346	0	(1)
	02/2019		$829	COP	2,614,471	0	(26)
FBF	01/2019		704	RUB	47,670	0	(22)
GLM	01/2019	EUR	193		$220	0	(1)
	03/2019		200		231	1	0
	03/2019	JPY	370,000		3,312	0	(80)
	07/2019		$452	ARS	21,266	6	0
	01/2021		69	BRL	300	3	0
HUS	01/2019		144	ARS	5,626	2	0
	01/2021	BRL	300		$46	0	(26)
IND	01/2019	JPY	60,200		531	0	(18)
JPM	01/2019	AUD	707		522	24	0
	01/2019		$42	MXN	858	1	0
	02/2019		1,103	TRY	6,290	55	0
RYL	01/2019	JPY	170,000		$1,511	0	(42)
SCX	01/2019	CAD	2,100		1,591	53	0
	01/2019	JPY	170,000		1,506	0	(47)
	02/2019	EUR	100		115	1	0
SOG	01/2019		$1,191	RUB	78,879	0	(62)
SSB	03/2019	SGD	988		$723	0	(3)
	03/2019	TWD	21,822		714	0	(5)
UAG	02/2019	JPY	230,000		2,056	0	(50)

Total Forward Foreign Currency Contracts						$367	$(651)

Purchased Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$0

Total Purchased Options						$170	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019		$700	$(1)	$(2)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	1,200	(3)	(2)

							$(4)	$(4)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$(170)	$0

Total Written Options						$(174)	$(4)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.058%	$900	$17	$(22)	$0	$(5)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.058	300	5	(6)	0	(1)

							$22	$(28)	$0	$(6)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	1.452%	$200	$0	$(4)	$0	$(4)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	100	(3)	1	0	(2)
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.174	1,500	27	(17)	10	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	200	(2)	(3)	0	(5)
	Slovenia Government International Bond	1.000	Quarterly	06/20/2019	0.254	1,400	(28)	33	5	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.048	150	12	(25)	0	(13)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997	200	(6)	6	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	1.099	200	(8)	8	0	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	8.005	300	31	(61)	0	(30)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	300	(9)	(2)	0	(11)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.307	100	(1)	0	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.048	150	12	(25)	0	(13)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997	200	(6)	6	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.903	300	(19)	8	0	(11)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	1.076	100	(5)	5	0	0
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	400	(10)	1	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	500	(26)	(1)	0	(27)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	200	(11)	0	0	(11)

							$(52)	$(70)	$15	$(137)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$64	$33	$(31)	$2	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	194	100	(95)	5	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	323	166	(158)	8	0

						$299	$(284)	$15	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$18,478	$(3,848)	$2,510	$0	$(1,338)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	14	0	(7)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	7	0	(4)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	10	0	(4)

						$(3,894)	$2,541	$0	$(1,353)

Total Swap Agreements						$(3,625)	$2,159	$30	$(1,496)

(k)

Securities with an aggregate market value of $1,480 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,981	$182	$2,163
Corporate Bonds & Notes
Banking & Finance	0	31,665	0	31,665
Industrials	0	15,818	0	15,818
Utilities	0	3,778	0	3,778
U.S. Government Agencies	0	32,387	0	32,387
U.S. Treasury Obligations	0	52,005	0	52,005
Non-Agency Mortgage-Backed Securities	0	2,575	0	2,575
Asset-Backed Securities	0	13,484	0	13,484
Sovereign Issues	0	943	0	943
Preferred Securities
Banking & Finance	0	45	0	45
Short-Term Instruments
Certificates of Deposit	0	800	0	800
Commercial Paper	0	4,474	0	4,474
Repurchase Agreements	0	344	0	344
Argentina Treasury Bills	0	341	0	341
Greece Treasury Bills	0	343	0	343
Japan Treasury Bills	0	15,240	0	15,240
	$0	$176,223	$182	$176,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,918	$0	$0	$23,918

Total Investments	$23,918	$176,223	$182	$200,323

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	69	0	86
Over the counter	0	397	0	397
	$17	$466	$0	$483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(133)	0	(164)
Over the counter	0	(2,151)	0	(2,151)

	$(31)	$(2,284)	$0	$(2,315)

Total Financial Derivative Instruments	$(14)	$(1,818)	$0	$(1,832)

Totals	$23,904	$174,405	$182	$198,491

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return ESG Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.2% ¤
CORPORATE BONDS & NOTES 66.1%
BANKING & FINANCE 44.4%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$3,400	$3,299
4.500% due 05/15/2021		3,200	3,211
4.625% due 07/01/2022		2,500	2,511
Alexandria Real Estate Equities, Inc.
4.000% due 01/15/2024		8,100	8,202
American Express Co.
3.192% (US0003M + 0.600%) due 11/05/2021 ~		2,800	2,790
3.375% due 05/17/2021		5,500	5,512
3.700% due 08/03/2023		3,900	3,915
American Tower Corp.
2.800% due 06/01/2020		2,200	2,184
3.300% due 02/15/2021		2,645	2,631
3.500% due 01/31/2023		2,800	2,754
5.000% due 02/15/2024		3,000	3,107
5.050% due 09/01/2020		3,500	3,585
5.900% due 11/01/2021		3,300	3,489
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	684
Asian Development Bank
1.875% due 08/10/2022		5,200	5,068
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	3,200	3,659
3.300% due 05/17/2021		$2,950	2,948
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		7,238	7,155
4.350% due 04/20/2028		7,000	6,631
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)	EUR	200	229
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(a)		1,100	366
Bank of America Corp.
3.499% due 05/17/2022 •		$10,600	10,605
Barclays Bank PLC
7.625% due 11/21/2022 (g)		3,300	3,426
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	8,715
3.250% due 02/12/2027	GBP	2,100	2,573
3.684% due 01/10/2023		$1,800	1,731
4.046% (US0003M + 1.430%) due 02/15/2023 ~		1,400	1,348
4.610% due 02/15/2023 •		800	794
7.750% due 09/15/2023 •(f)(g)		3,300	3,183
7.875% due 09/15/2022 •(f)	GBP	2,200	2,815
BNG Bank NV
2.125% due 12/14/2020		$14,300	14,154
BNP Paribas S.A.
2.950% due 05/23/2022		2,900	2,797
3.500% due 03/01/2023		800	776
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,971
Capital One Financial Corp.
4.250% due 04/30/2025		2,600	2,585
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,560
3.142% due 01/24/2023 •		2,500	2,457
3.887% due 01/10/2028 •		200	193
Compass Bank
3.500% due 06/11/2021		3,200	3,193
3.501% (US0003M + 0.730%) due 06/11/2021 ~		3,200	3,151
Cooperatieve Rabobank UA
2.938% (US0003M + 0.430%) due 04/26/2021 ~		3,000	2,986
3.125% due 04/26/2021		6,800	6,777
3.875% due 09/26/2023		3,400	3,414
6.875% due 03/19/2020	EUR	3,550	4,399
Credit Agricole S.A.
3.507% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,530
3.750% due 04/24/2023		10,300	10,088
Credit Suisse Group AG
3.574% due 01/09/2023		2,900	2,832

Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,900	1,820
3.800% due 09/15/2022		2,700	2,682
4.735% (US0003M + 2.290%) due 04/16/2021 ~		3,200	3,292
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,702
Dexia Credit Local S.A.
2.500% due 01/25/2021		3,000	2,984
ERP Operating LP
4.150% due 12/01/2028		4,400	4,492
European Investment Bank
2.375% due 05/24/2027 (j)		10,000	9,619
2.875% due 06/13/2025		10,500	10,579
3.300% due 02/03/2028	AUD	3,400	2,476
Goldman Sachs Group, Inc.
3.307% (US0003M + 0.780%) due 10/31/2022 ~		$3,300	3,217
5.250% due 07/27/2021		5,300	5,504
HCP, Inc.
4.000% due 12/01/2022		4,200	4,197
Host Hotels & Resorts LP
3.875% due 04/01/2024		700	691
4.000% due 06/15/2025		1,350	1,313
HSBC Holdings PLC
3.033% due 11/22/2023 •		7,500	7,263
ING Bank NV
0.750% due 11/24/2020	EUR	300	348
2.625% due 12/05/2022		$1,800	1,774
ING Groep NV
4.625% due 01/06/2026		8,300	8,372
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	20,885
2.250% due 01/17/2023	CAD	12,600	9,242
JPMorgan Chase & Co.
3.390% (US0003M + 0.900%) due 04/25/2023 ~		$2,300	2,271
3.625% due 05/13/2024		2,700	2,684
3.797% due 07/23/2024 •		2,800	2,807
Kilroy Realty LP
3.450% due 12/15/2024		2,200	2,128
4.375% due 10/01/2025		2,600	2,614
4.750% due 12/15/2028		5,600	5,718
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		23,500	22,977
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		500	587
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	6,847
7.625% due 06/27/2023 •(f)	GBP	2,200	2,892
MGIC Investment Corp.
5.750% due 08/15/2023		$2,400	2,397
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		11,600	11,028
Mizuho Bank Ltd.
2.400% due 03/26/2020		2,600	2,575
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,516
3.331% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,520
3.922% due 09/11/2024 •		$2,900	2,932
Morgan Stanley
3.649% (US0003M + 1.180%) due 01/20/2022 ~		3,900	3,888
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,489
3.250% due 03/24/2022	AUD	780	557
3.450% due 12/04/2023		$5,600	5,688
3.625% due 06/20/2023		8,300	8,288
4.000% due 12/16/2021	AUD	1,172	855
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		$4,400	4,368
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		11,000	10,612
NTT Finance Corp.
1.900% due 07/21/2021		4,200	4,052
Private Export Funding Corp.
2.100% due 12/19/2019		6,900	6,847
Prologis International Funding S.A.
1.750% due 03/15/2028	EUR	4,800	5,427
Reliance Standard Life Global Funding
3.850% due 09/19/2023		$2,800	2,825
Santander UK Group Holdings PLC
0.464% (EUR003M + 0.780%) due 05/18/2023 ~	EUR	800	871
SBA Communications Corp.
4.875% due 09/01/2024		$2,600	2,454
Senior Housing Properties Trust
4.750% due 02/15/2028		3,000	2,837
Skandinaviska Enskilda Banken AB
3.070% (US0003M + 0.430%) due 05/17/2021 ~		700	696
3.250% due 05/17/2021		1,300	1,299

SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~		3,300	3,281
Stadshypotek AB
2.500% due 04/05/2022		300	296
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		4,900	4,833
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	11,376
3.185% (US0003M + 0.740%) due 10/18/2022 ~		$550	545
3.590% (US0003M + 1.140%) due 10/19/2021 ~		300	302
4.447% (US0003M + 1.680%) due 03/09/2021 ~		600	612
Svenska Handelsbanken AB
3.350% due 05/24/2021		1,300	1,300
Toronto-Dominion Bank
2.500% due 01/18/2022		3,800	3,756
3.350% due 10/22/2021		3,300	3,336
U.S. Bank N.A.
2.828% (US0003M + 0.320%) due 04/26/2021 ~		2,800	2,790
3.400% due 07/24/2023		5,600	5,605
UBS AG
2.450% due 12/01/2020		3,100	3,044
3.218% (US0003M + 0.480%) due 12/01/2020 ~		2,100	2,091
3.347% due 06/08/2020 •		1,300	1,300
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,444
UDR, Inc.
3.500% due 01/15/2028		1,800	1,709
UniCredit SpA
7.830% due 12/04/2023		6,100	6,388
Voya Financial, Inc.
3.650% due 06/15/2026		2,900	2,747
Westpac Banking Corp.
3.100% due 06/03/2021	AUD	10,300	7,325

			497,061

INDUSTRIALS 12.8%
Apple, Inc.
3.000% due 06/20/2027		$2,200	2,100
Autodesk, Inc.
3.125% due 06/15/2020		900	897
3.600% due 12/15/2022		2,000	1,985
CA, Inc.
3.600% due 08/15/2022		4,800	4,690
Campbell Soup Co.
3.300% due 03/15/2021		3,300	3,284
Coca-Cola European Partners PLC
4.500% due 09/01/2021		2,800	2,858
Conagra Brands, Inc.
4.300% due 05/01/2024		4,500	4,478
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,233
3.950% due 04/04/2028		2,500	2,385
Danone S.A.
1.691% due 10/30/2019		1,900	1,874
2.077% due 11/02/2021		4,000	3,867
2.589% due 11/02/2023		3,895	3,707
3.000% due 06/15/2022		5,300	5,209
Dell International LLC
3.480% due 06/01/2019		4,000	3,989
4.420% due 06/15/2021		4,100	4,098
5.450% due 06/15/2023		1,000	1,019
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~		4,231	4,228
eBay, Inc.
2.150% due 06/05/2020		5,200	5,135
Ecolab, Inc.
4.350% due 12/08/2021		228	234
ERAC USA Finance LLC
2.350% due 10/15/2019		3,100	3,079
2.600% due 12/01/2021		1,500	1,460
2.700% due 11/01/2023		3,000	2,837
5.250% due 10/01/2020		1,400	1,445
General Mills, Inc.
2.976% (US0003M + 0.540%) due 04/16/2021 ~		3,300	3,250
Heathrow Funding Ltd.
4.875% due 07/15/2023		3,505	3,621
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,100	1,087
3.400% due 09/25/2020		5,800	5,806
4.375% due 06/01/2047		1,000	918
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,100	3,037
2.437% due 09/11/2022		2,800	2,697

Kraft Heinz Foods Co.
3.500% due 07/15/2022		3,000	2,959
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,599	1,547
Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,944
McCormick & Co., Inc.
2.700% due 08/15/2022		3,600	3,494
3.900% due 07/15/2021		1,300	1,313
Microsoft Corp.
2.700% due 02/12/2025		5,600	5,438
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	700
2.000% due 10/28/2021		5,300	5,081
Mondelez International, Inc.
3.625% due 05/07/2023		2,600	2,606
Norfolk Southern Corp.
3.250% due 12/01/2021		700	702
Owens Corning
3.400% due 08/15/2026		2,900	2,654
Ryder System, Inc.
2.500% due 05/11/2020		1,200	1,186
2.500% due 09/01/2022		1,800	1,731
2.650% due 03/02/2020		1,280	1,268
2.875% due 09/01/2020		800	794
3.450% due 11/15/2021		1,599	1,598
Sky Ltd.
3.125% due 11/26/2022		1,500	1,481
Telefonica Emisiones S.A.
5.134% due 04/27/2020		4,900	5,002
5.462% due 02/16/2021		2,900	3,007
Woodside Finance Ltd.
4.600% due 05/10/2021		800	810
Xylem, Inc.
3.250% due 11/01/2026		2,400	2,286
Zoetis, Inc.
3.250% due 02/01/2023		2,800	2,757

			142,865

UTILITIES 8.9%
Anglian Water Services Financing PLC
1.625% due 08/10/2025	GBP	1,500	1,846
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$2,600	2,592
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,722
Baltimore Gas & Electric Co.
3.350% due 07/01/2023		4,500	4,507
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,771
British Telecommunications PLC
4.500% due 12/04/2023		3,300	3,348
British Transco International Finance BV
0.000% due 11/04/2021 (d)		1,800	1,608
DTE Electric Co.
4.050% due 05/15/2048		4,200	4,179
Duke Energy Carolinas LLC
3.950% due 11/15/2028		3,000	3,079
Electricite de France S.A.
4.600% due 01/27/2020		3,600	3,653
Engie S.A.
2.875% due 10/10/2022		3,300	3,237
Exelon Corp.
2.850% due 06/15/2020		3,000	2,977
Genesis Energy LP
5.625% due 06/15/2024		1,400	1,207
NextEra Energy Capital Holdings, Inc.
3.107% (US0003M + 0.400%) due 08/21/2020 ~		2,800	2,797
3.342% due 09/01/2020		200	200
3.550% due 05/01/2027		14,700	14,060
4.500% due 06/01/2021		2,434	2,478
Niagara Mohawk Power Corp.
4.278% due 12/15/2028		3,300	3,419
Sempra Energy
2.400% due 03/15/2020		2,700	2,663
2.936% (US0003M + 0.500%) due 01/15/2021 ~		5,300	5,213
3.238% (US0003M + 0.450%) due 03/15/2021 ~		3,800	3,724
Southern California Edison Co.
3.700% due 08/01/2025		4,800	4,794
Southern Power Co.
2.500% due 12/15/2021		8,100	7,872
Telstra Corp. Ltd.
4.800% due 10/12/2021		3,200	3,326

Vodafone Group PLC
3.750% due 01/16/2024	3,000	2,960

		100,232

Total Corporate Bonds & Notes (Cost $750,374)		740,158

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,108

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	2,036

Total Municipal Bonds & Notes (Cost $3,974)		4,144

U.S. GOVERNMENT AGENCIES 69.2%
Fannie Mae
2.310% due 08/01/2022	200	197
2.375% due 07/25/2037 •	366	360
2.609% due 06/25/2055 •	2,293	2,290
2.749% due 09/25/2046 •	1,317	1,319
2.756% due 05/25/2037 •	12	12
2.866% due 03/25/2037 •	23	23
2.870% due 09/01/2027	3,400	3,315
2.959% due 09/25/2027 ~	10,000	9,740
3.106% due 05/25/2040 •	1,034	1,046
3.253% due 07/01/2044 •	77	77
3.272% due 01/01/2035 •	80	83
3.320% due 05/01/2028	15,500	15,474
3.500% due 10/01/2025 - 03/01/2047	2,635	2,647
3.690% due 09/01/2028	7,800	7,990
3.742% due 03/01/2033 •	7	7
3.908% due 08/01/2035 •	698	720
3.958% due 04/01/2038 •	74	78
4.000% due 10/01/2024 - 09/01/2048	9,121	9,308
4.000% due 10/01/2048 (j)	20,907	21,339
4.010% due 12/01/2028	9,040	9,498
4.120% due 05/25/2035 ~	60	63
4.152% due 04/01/2038 •	41	43
4.186% due 04/01/2038 •	22	24
4.207% due 08/01/2035 •	176	183
4.314% due 07/01/2035 •	523	547
4.350% due 09/01/2034 •	65	68
4.468% due 07/01/2034 •	5	5
4.500% due 03/01/2023 - 10/01/2042	1,733	1,811
4.534% due 09/01/2037 •	24	25
4.542% due 09/01/2035 •	26	27
5.000% due 03/01/2034 - 02/01/2041	272	290
5.500% due 06/01/2022 - 07/01/2041	16,535	17,715
6.000% due 01/01/2024 - 09/01/2039	2,294	2,490
6.500% due 01/01/2026 - 06/25/2044	52	57
7.500% due 02/01/2027	62	65
Fannie Mae, TBA
3.000% due 02/01/2034 - 01/01/2049	122,000	119,442
3.500% due 01/01/2049 - 02/01/2049	94,300	94,291
4.000% due 01/01/2034 - 02/01/2049	186,800	190,338
4.500% due 02/01/2049	29,000	30,021
5.500% due 01/01/2049 - 02/01/2049	2,500	2,646
6.000% due 01/01/2049	3,000	3,223
Freddie Mac
2.699% due 12/15/2042 •	10,368	10,368
3.165% due 10/15/2037 •	13	13
3.500% due 10/01/2025 - 11/01/2025	67	68
3.500% due 12/01/2047 - 05/01/2048 (j)	67,917	68,023
3.833% due 04/01/2033 •	1	1
3.896% due 08/15/2032 ~	23	24
3.905% due 04/01/2038 •	76	80
4.000% due 08/01/2030 - 11/01/2048	13,510	13,788
4.437% due 07/01/2030 •	3	3
4.500% due 02/01/2029 - 01/01/2036	777	808
4.654% due 12/01/2022 •	8	8
5.000% due 10/01/2039	26	28
5.500% due 06/01/2019 - 01/01/2039	578	622
6.000% due 09/01/2027 - 05/01/2040	2,243	2,443
6.500% due 05/15/2032	2,480	2,767
7.000% due 02/15/2027 - 07/01/2029	278	305
7.500% due 09/01/2025	4	4
Freddie Mac, TBA
3.000% due 01/01/2049	13,000	12,672
3.500% due 01/01/2049	13,000	12,997
4.000% due 01/01/2049	29,000	29,566
4.500% due 01/01/2049	6,000	6,213

Ginnie Mae
2.649% due 10/20/2043 •		4,505	4,505
2.684% due 06/20/2061 •		301	301
2.699% due 05/20/2047 •		1,795	1,797
2.749% due 11/20/2045 •		1,367	1,362
2.894% due 05/20/2066 •		1,576	1,580
2.914% due 05/20/2065 •		1,186	1,191
3.034% due 02/20/2066 •		1,573	1,581
3.114% due 09/20/2066 •		5,536	5,612
3.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~		62	64
3.125% due 12/20/2026 •		3	3
3.247% due 04/20/2067 •		2,372	2,434
3.375% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~		67	68
3.375% due 02/20/2032 •		229	238
3.500% due 09/20/2048		1,993	2,008
3.527% due 06/20/2067 •		7,659	7,870
3.625% (H15T1Y + 1.500%) due 06/20/2022 ~		28	28
3.750% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~		43	44
3.750% due 07/20/2027 - 08/20/2027 •		13	14
3.846% due 11/20/2067 •		2,502	2,579
4.000% due 09/20/2040		40	41
5.000% due 03/15/2033 - 05/15/2042		687	728
6.000% due 04/15/2037		36	39
7.000% due 08/15/2031 - 02/20/2032		7	8
Ginnie Mae, TBA
4.000% due 01/01/2049		6,000	6,146
5.000% due 01/01/2049 - 02/01/2049		23,000	23,916
Small Business Administration
5.130% due 09/01/2023		56	58
5.520% due 06/01/2024		274	285

Total U.S. Government Agencies (Cost $764,787)			774,198

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 01/15/2026 (m)		5,002	4,872
0.750% due 07/15/2028		13,800	13,519
U.S. Treasury Notes
1.875% due 07/31/2022 (j)		2,631	2,577
2.000% due 10/31/2021 (j)(m)		864	853

Total U.S. Treasury Obligations (Cost $21,864)			21,821

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø		1,747	1,529
Banc of America Mortgage Trust
4.451% due 09/25/2034 ~		1,205	1,188
6.000% due 05/25/2037		2,453	2,175
BCAP LLC Trust
2.540% due 01/26/2036 •		1,152	1,138
4.931% due 03/26/2037 Ø		270	267
Bear Stearns Structured Products, Inc. Trust
5.425% due 12/26/2046 ^~		621	581
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.106% due 04/25/2037 •		3,549	1,935
Firstmac Mortgage Funding Trust
3.195% due 03/08/2049 •	AUD	3,300	2,317
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$25	25
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		5,300	5,258
GSMPS Mortgage Loan Trust
2.906% due 04/25/2036 •		1,961	1,655
GSR Mortgage Loan Trust
4.152% due 03/25/2047 ^~		2,129	1,923
HSI Asset Loan Obligation Trust
4.386% due 09/25/2037 ^~		2,042	1,708
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~		5	5
IndyMac Mortgage Loan Trust
3.928% due 01/25/2036 ^~		896	811
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		2,922	2,119
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		1,487	1,457
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	4,973
MortgageIT Mortgage Loan Trust
2.736% due 04/25/2036 •		1,968	1,860
Residential Accredit Loans, Inc. Trust
2.696% due 07/25/2036 •		1,950	1,788
Structured Asset Mortgage Investments Trust
2.766% due 03/25/2037 •		1,295	921

Thornburg Mortgage Securities Trust
4.270% due 10/25/2046 •		1,419	1,413
WaMu Mortgage Pass-Through Certificates Trust
3.693% due 12/25/2036 ^~		1,087	1,049
3.849% due 03/25/2037 ~		1,484	1,477
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		161	157

Total Non-Agency Mortgage-Backed Securities (Cost $40,740)			39,729

ASSET-BACKED SECURITIES 5.1%
Ares CLO Ltd.
3.639% due 04/17/2026 •		1,667	1,666
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •		536	634
3.290% due 05/25/2035 •		3,166	3,157
Chesapeake Funding LLC
2.825% due 08/15/2030 •		3,300	3,293
Countrywide Asset-Backed Certificates
2.736% due 05/25/2037 •		2,300	2,163
Golden Credit Card Trust
2.855% due 02/15/2021 •		2,700	2,700
GSAMP Trust
2.576% due 12/25/2036 •		335	197
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •		261	112
JPMorgan Mortgage Acquisition Corp.
2.916% due 10/25/2035 ^•		3,300	3,191
LCM LP
3.379% due 10/20/2027 •		3,400	3,385
Lehman XS Trust
5.346% due 01/25/2036 ^Ø		4,314	3,724
Morgan Stanley ABS Capital, Inc. Trust
2.656% due 06/25/2036 •		997	837
3.756% due 07/25/2037 •		400	372
Morgan Stanley IXIS Real Estate Capital Trust
2.656% due 11/25/2036 •		10,002	4,870
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •		370	178
Navient Student Loan Trust
2.806% due 07/26/2066 •		1,049	1,049
Nelnet Student Loan Trust
4.327% due 11/25/2024 •		2,251	2,269
New Century Home Equity Loan Trust
5.506% due 01/25/2033 ^•		1,376	1,267
Oaktree CLO Ltd.
3.689% due 10/20/2026 •		2,600	2,600
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •		1,546	1,546
Option One Mortgage Loan Trust
2.726% due 02/25/2037 •		4,787	2,956
Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •		2,392	2,370
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 Ø		3,394	1,797
SLM Student Loan Trust
2.610% due 01/25/2027 •		1,730	1,722
3.040% due 04/27/2026 •		1,380	1,383
3.040% due 10/26/2026 •		535	535
SoFi Professional Loan Program LLC
1.550% due 03/26/2040		712	706
Structured Asset Securities Corp. Mortgage Loan Trust
3.665% due 12/25/2034 •		377	377
Utah State Board of Regents
3.256% due 01/25/2057 •		1,989	1,987
Venture CLO Ltd.
3.507% due 02/28/2026 •		3,000	2,985
Wells Fargo Home Equity Asset-Backed Securities Trust
3.391% due 11/25/2035 •		1,000	1,003

Total Asset-Backed Securities (Cost $55,271)			57,031

SOVEREIGN ISSUES 7.2%
Export Development Canada
1.800% due 09/01/2022	CAD	10,600	7,667
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,200	3,146
2.500% due 06/01/2022		10,000	9,862
Japan Finance Organization for Municipalities
3.375% due 09/27/2023		1,200	1,220
Japan International Cooperation Agency
2.750% due 04/27/2027		4,500	4,361
Province of Alberta
2.050% due 08/17/2026		4,000	3,750

Province of Ontario
2.650% due 02/05/2025	CAD	24,325	17,900
4.000% due 10/07/2019		$4,400	4,440
4.000% due 06/02/2021	CAD	8,900	6,798
Province of Quebec
2.450% due 03/01/2023		5,000	3,681
2.600% due 07/06/2025		19,600	14,396
Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	3,775

Total Sovereign Issues (Cost $84,904)			80,996

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		2,000	2,230
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)		6,000	6,705

			8,935

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	133

Total Preferred Securities (Cost $10,093)			9,068

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		$3,000	3,001

REPURCHASE AGREEMENTS (i) 0.4%			4,510

U.S. TREASURY BILLS 0.3%
2.339% due 01/03/2019 - 03/14/2019 (c)(d)(m)		3,480	3,470

Total Short-Term Instruments (Cost $10,980)			10,981

Total Investments in Securities (Cost $1,742,987)			1,738,126

Total Investments 155.2% (Cost $1,742,987)			$1,738,126
Financial Derivative Instruments (k)(l) (0.0)% (Cost or Premiums, net $(1,808))			(85)
Other Assets and Liabilities, net (55.2)%			(618,450)

Net Assets 100.0%			$1,119,591

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is not accruing income as of the date of this report.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$2,060	$2,230	0.20%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.150%	12/19/2018	01/03/2019	$1,080	Pacific Gas & Electric Co. 3.950% due 12/01/2047	$(1,077)	$1,080	$1,081
	2.150	01/03/2019	01/17/2019	1,066	Pacific Gas & Electric Co. 3.950% due 12/01/2047	(1,076)	1,066	1,067
FICC	2.000	12/31/2018	01/02/2019	2,364	U.S. Treasury Notes 2.875% due 09/30/2023	(2,414)	2,364	2,364

Total Repurchase Agreements						$(4,567)	$4,510	$4,512

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
CSN	2.750%	12/17/2018	01/14/2019		$(20,110)	$(20,135)
GRE	2.540	11/13/2018	02/13/2019		(2,539)	(2,548)
RCY	2.480	10/23/2018	01/23/2019		(820)	(824)
	2.530	11/13/2018	01/14/2019		(62,807)	(63,028)
TDM	2.300	12/21/2018	TBD	(3)	(9,420)	(9,427)

Total Reverse Repurchase Agreements						$(95,962)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Corporate Bonds & Notes (0.1)%
Pacific Gas & Electric Co.	3.950%	12/01/2047	$1,400	$(1,047)	$(1,077)

Total Short Sales (0.1)%				$(1,047)	$(1,077)

(j)	Securities with an aggregate market value of $102,384 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(183,463) at a weighted average interest rate of 2.115%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $5 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$131.000	02/22/2019	1,260	$1,260	$11	$18
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	169.000	02/22/2019	766	766	6	23
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	172.000	02/22/2019	158	158	1	2
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	29	29	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	185.000	02/22/2019	5	5	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	103.750	02/22/2019	3,256	3,256	28	4
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	119.000	02/22/2019	332	332	3	0

Total Purchased Options					$49	$47

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	624	$179,255	$7	$0	$(9)
90-Day Eurodollar March Futures	03/2019	134	32,592	1	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	171	2	0	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	360	67,455	380	0	(78)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	138	2	0	0	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	162	2	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	2,501	286,833	4,766	696	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	707	113,584	5,937	420	0

				$11,091	$1,116	$(87)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	164	$(39,987)	$(167)	$0	$(14)
90-Day Eurodollar June Futures	06/2020	517	(126,025)	(267)	1	(29)
90-Day Eurodollar March Futures	03/2020	134	(32,644)	(121)	0	(7)
90-Day Eurodollar September Futures	09/2020	282	(68,769)	(65)	0	(10)
Australia Government 10-Year Bond March Futures	03/2019	419	(39,155)	(486)	0	(185)
Canada Government 10-Year Bond March Futures	03/2019	426	(42,678)	(1,317)	16	0
Euro-BTP Italy Government Bond March Futures	03/2019	800	(117,160)	(5,037)	0	(55)
Euro-Buxl 30-Year Bond March Futures	03/2019	60	(12,417)	(281)	56	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	640	(110,579)	(325)	154	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,101	(134,339)	(3,186)	0	(430)
U.S. Treasury 30-Year Bond March Futures	03/2019	958	(139,868)	(6,345)	0	(449)
United Kingdom Long Gilt March Futures	03/2019	172	(27,003)	166	28	(88)

				$(17,431)	$255	$(1,267)

Total Futures Contracts				$(6,340)	$1,371	$(1,354)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.516%		$1,600	$30	$(14)	$16	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.607		3,500	71	(37)	34	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.467		100	2	(1)	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.146	EUR	2,000	(98)	87	(11)	0	(3)

							$5	$35	$40	$1	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	800	$(11)	$125	$114	$3	$0
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		$37,900	0	(299)	(299)	0	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		7,800	(174)	308	134	15	0
Pay(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	49,100	(262)	1,085	823	72	0
Pay(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		12,600	37	101	138	19	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		9,400	0	415	415	12	0
Pay(5)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		3,800	(76)	199	123	3	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	17,700	(16)	(183)	(199)	0	(31)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		6,800	109	(155)	(46)	0	(33)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		1,400	(11)	4	(7)	0	(7)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,800	(23)	(227)	(250)	0	(43)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		4,800	(333)	26	(307)	0	(54)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	8,640,000	(499)	(827)	(1,326)	5	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(39)	(68)	(107)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	55	(159)	(104)	0	(2)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,000,000	81	307	388	7	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	0	(82)	(82)	0	(1)
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		520,000	(38)	(85)	(123)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,670,000	69	(732)	(663)	0	(5)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		100,000	0	(47)	(47)	0	(1)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		290,000	19	(104)	(85)	0	(3)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		150,000	1	(66)	(65)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		1,205,000	73	(510)	(437)	0	(11)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		160,000	(5)	(112)	(117)	1	0

							$(1,043)	$(1,086)	$(2,129)	$137	$(199)

Total Swap Agreements							$(1,038)	$(1,051)	$(2,089)	$138	$(202)

Cash of $17,618 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$5,781	SGD	7,882	$13	$0
BOA	01/2019	CAD	82,745		$62,133	1,508	0
	01/2019		$7,153	EUR	6,265	30	0
	02/2019	GBP	21,775		$27,835	73	(51)
	02/2019	JPY	200,700		1,820	0	(16)
BPS	02/2019		$2,793	JPY	313,500	77	0
	03/2019		3,119	SGD	4,260	12	0
BRC	02/2019	JPY	3,044,700		$27,116	0	(749)
	02/2019		$2,263	EUR	1,975	8	0
	02/2019		3,819	GBP	2,989	7	(8)
CBK	01/2019	AUD	29,977		$21,960	842	0
	01/2019	JPY	1,280,000		11,328	0	(358)
	02/2019	EUR	1,759		2,011	0	(12)
	02/2019	GBP	7,202		9,107	0	(92)
	02/2019		$22,375	EUR	19,619	186	(1)
	02/2019		3,958	GBP	3,077	0	(28)
	02/2019		34,751	JPY	3,930,500	1,220	0
GLM	01/2019	AUD	605		$437	11	0
	01/2019		$1,517	AUD	2,075	0	(55)
	02/2019	EUR	2,165		$2,479	0	(11)
	02/2019		$2,387	EUR	2,090	16	0
	02/2019		36,730	GBP	28,709	80	(140)
HUS	01/2019		11,308	JPY	1,280,000	377	0
	02/2019	EUR	729		$837	0	(2)
	02/2019	JPY	2,534,700		22,526	0	(672)
	02/2019		$3,609	EUR	3,155	19	0
	03/2019	SGD	6,028		$4,400	0	(30)
	03/2019	THB	4,101		125	0	(1)
IND	03/2019		$3,404	SGD	4,643	8	0
JPM	01/2019	AUD	2,249		$1,661	76	0
	02/2019	EUR	918		1,052	0	(4)
	02/2019	GBP	1,235		1,564	0	(14)
	02/2019	JPY	1,790,700		16,006	0	(382)
	02/2019		$3,588	JPY	402,300	93	0
	03/2019	SGD	2,074		$1,514	0	(11)
MYI	02/2019	JPY	750,300		6,770	0	(96)
SCX	01/2019		$16,991	GBP	13,289	0	(46)
SOG	03/2019	SGD	6,526		$4,765	0	(31)
SSB	02/2019	EUR	64,497		73,093	0	(1,070)
UAG	02/2019	GBP	26,569		34,302	366	0

Total Forward Foreign Currency Contracts						$5,022	$(3,880)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	$800	$39	$35

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2049	$67.500	02/06/2019	$35,300	$1	$0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	78.000	01/07/2019	55,000	4	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	69.000	02/06/2019	10,000	1	0
	Put - OTC Fannie Mae, TBA 4.500% due 01/01/2049	71.000	01/07/2019	1,000	0	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2049	68.000	01/07/2019	50,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	47,700	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	72.000	01/07/2019	7,500	0	0

					$10	$0

Total Purchased Options					$49	$35

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/12/2019	$3,500	$(38)	$(33)

Total Written Options							$(333)	$(33)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$63,000	$(535)	$(694)	$0	$(1,229)

Total Swap Agreements						$(535)	$(694)	$0	$(1,229)

(m)

Securities with an aggregate market value of $2,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$497,061	$0	$497,061
Industrials	0	142,865	0	142,865
Utilities	0	100,232	0	100,232
Municipal Bonds & Notes
California	0	2,108	0	2,108
Illinois	0	2,036	0	2,036
U.S. Government Agencies	0	774,198	0	774,198
U.S. Treasury Obligations	0	21,821	0	21,821
Non-Agency Mortgage-Backed Securities	0	39,729	0	39,729
Asset-Backed Securities	0	57,031	0	57,031
Sovereign Issues	0	80,996	0	80,996
Preferred Securities
Banking & Finance	0	8,935	0	8,935
Industrials	0	133	0	133
Short-Term Instruments
Certificates of Deposit	0	3,001	0	3,001
Repurchase Agreements	0	4,510	0	4,510
U.S. Treasury Bills	0	3,470	0	3,470

Total Investments	$0	$1,738,126	$0	$1,738,126

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,077)	$0	$(1,077)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,371	185	0	1,556
Over the counter	0	5,057	0	5,057
	$1,371	$5,242	$0	$6,613

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,354)	(202)	0	(1,556)
Over the counter	0	(5,142)	0	(5,142)

	$(1,354)	$(5,344)	$0	$(6,698)

Total Financial Derivative Instruments	$17	$(102)	$0	$(85)

Totals	$17	$1,736,947	$0	$1,736,964

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Total Return Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,900	$11,216
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		11,601	10,866
GHH Holdings Ltd.
2.655% due 12/04/2024 «(k)	GBP	50,000	63,106
HCA, Inc.
4.522% (LIBOR03M + 2.000%) due 03/13/2025 ~		$2,945	2,893
Hotel (PL Property) Ltd.
2.713% due 02/07/2023 «(k)	GBP	36,000	45,587
KRE Broadway Owner LLC
4.787% (LIBOR03M + 2.400%) due 08/10/2023 «~		$100,000	98,706
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~		7,282	6,968
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~		2,800	2,733
MGM Growth Properties Operating Partnership LP
4.522% (LIBOR03M + 2.000%) due 03/21/2025 ~		23,826	22,829
NCI Building Systems, Inc.
6.175% (LIBOR03M + 3.750%) due 04/12/2025 «~		3,478	3,183
PKY- San Felipe Plaza LP
5.887% (LIBOR03M + 3.500%) due 12/09/2021 «~(k)		122,000	122,104
Post Holdings, Inc.
4.510% (LIBOR03M + 2.000%) due 05/24/2024 ~		2,559	2,479
Project Bull
4.400% (LIBOR03M + 2.000%) due 03/10/2020 «~		100,210	100,305
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~		68,100	67,532
State Of Qatar
3.603% (LIBOR03M + 0.800%) due 12/21/2020 «~		73,000	72,635
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	18,543
Swissport Financing SARL
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	9,922	11,394
Tawny Funding S.A.
3.150% (EUR003M + 3.150%) due 03/16/2023 «~(k)		197,320	225,047
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~		$23,800	23,745
Verifone Systems, Inc.
6.645% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,400	9,114
Wyndham Hotels & Resorts, Inc.
4.272% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,496	1,442

Total Loan Participations and Assignments (Cost $936,400)			922,427

CORPORATE BONDS & NOTES 36.8%
BANKING & FINANCE 26.7%
ABN AMRO Bank NV
2.450% due 06/04/2020		2,100	2,075
3.261% (US0003M + 0.570%) due 08/27/2021 ~		5,400	5,371
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	400
3.950% due 02/01/2022		200	197
4.250% due 07/01/2020		18,500	18,548
4.450% due 10/01/2025		19,400	18,452
4.500% due 05/15/2021		4,200	4,214
4.625% due 10/30/2020		16,914	17,036
4.625% due 07/01/2022		1,115	1,120
African Development Bank
2.978% (US0003M + 0.190%) due 06/15/2020 ~		14,500	14,543
AIA Group Ltd.
3.312% (US0003M + 0.520%) due 09/20/2021 ~		9,800	9,765
AIB Group PLC
4.750% due 10/12/2023		1,100	1,090
AIG Global Funding
3.350% due 06/25/2021		9,100	9,067
Air Lease Corp.
2.500% due 03/01/2021		11,450	11,168
3.500% due 01/15/2022		3,900	3,841
3.750% due 02/01/2022		5,164	5,113

Aircastle Ltd.
5.500% due 02/15/2022		2,500	2,560
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,483
4.000% due 01/15/2024		1,500	1,519
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,448
4.250% due 04/15/2021		700	690
8.000% due 03/15/2020		23,806	24,699
Ambac LSNI LLC
7.803% due 02/12/2023 •		31,801	31,960
American Express Co.
3.192% (US0003M + 0.600%) due 11/05/2021 ~		65,550	65,318
3.375% due 05/17/2021		61,890	62,020
3.400% due 02/27/2023		69,600	69,014
3.700% due 11/05/2021		55,000	55,528
3.700% due 08/03/2023		11,700	11,745
American Express Credit Corp.
2.375% due 05/26/2020		7,500	7,422
American Homes 4 Rent LP
4.250% due 02/15/2028		7,678	7,438
American International Group, Inc.
3.750% due 07/10/2025		17,000	16,308
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,054
American Tower Corp.
2.250% due 01/15/2022		1,600	1,532
2.800% due 06/01/2020		1,704	1,691
3.400% due 02/15/2019		1,500	1,501
5.050% due 09/01/2020		3,633	3,721
5.900% due 11/01/2021		4,912	5,194
Australia & New Zealand Banking Group Ltd.
3.100% (US0003M + 0.460%) due 05/17/2021 ~		35,900	35,816
3.300% due 05/17/2021		85,700	85,639
Aviation Capital Group LLC
3.688% (US0003M + 0.950%) due 06/01/2021 ~		17,500	17,476
3.875% due 05/01/2023		77,200	75,705
4.125% due 08/01/2025		28,400	27,611
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		4,950	4,893
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(i)	EUR	4,800	5,974
Banco de Galicia y Buenos Aires S.A.
25.980% due 04/26/2020	ARS	198,000	3,871
Banco do Brasil S.A.
6.000% due 01/22/2020		$4,700	4,816
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	20,600	6,845
Bank of America Corp.
2.151% due 11/09/2020		$7,900	7,759
2.600% due 01/15/2019		4,800	4,799
2.625% due 04/19/2021		16,600	16,379
2.881% due 04/24/2023 •		28,400	27,633
3.004% due 12/20/2023 •		3,426	3,328
3.300% due 01/11/2023		24,665	24,304
3.419% due 12/20/2028 •		86,962	81,376
3.447% (US0003M + 0.650%) due 10/01/2021 ~		24,550	24,379
3.487% (US0003M + 1.000%) due 04/24/2023 ~		65,400	64,734
3.499% due 05/17/2022 •		17,280	17,288
3.541% (US0003M + 0.790%) due 03/05/2024 ~		144,600	140,593
3.550% due 03/05/2024 •		172,800	170,799
3.864% due 07/23/2024 •		64,490	64,372
3.870% (US0003M + 1.420%) due 04/19/2021 ~		17,620	17,869
4.000% due 04/01/2024		7,130	7,174
4.100% due 07/24/2023		28,890	29,298
4.125% due 01/22/2024		20,499	20,791
Bank of Ireland
7.375% due 06/18/2020 •(i)	EUR	13,432	16,094
Bank of New York Mellon Corp.
2.600% due 08/17/2020		$15,400	15,300
3.510% (US0003M + 0.870%) due 08/17/2020 ~		15,800	15,926
Banque Federative du Credit Mutuel S.A.
3.429% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,583
3.750% due 07/20/2023		25,800	25,767
Barclays Bank PLC
6.750% due 05/22/2019		11,753	11,906
7.625% due 11/21/2022 (j)		130,220	135,185
10.000% due 05/21/2021	GBP	3,100	4,553
10.179% due 06/12/2021		$225,752	253,908
14.000% due 06/15/2019 •(i)	GBP	367,534	491,272
Barclays PLC
3.200% due 08/10/2021 (m)		$42,400	41,215
3.650% due 03/16/2025		2,900	2,680
3.684% due 01/10/2023		51,100	49,142
4.039% (US0003M + 1.625%) due 01/10/2023 ~		49,400	48,205
4.046% (US0003M + 1.430%) due 02/15/2023 ~		80,800	77,778

4.337% due 01/10/2028		7,500	6,957
4.338% due 05/16/2024 •		1,900	1,849
4.610% due 02/15/2023 •		123,300	122,342
4.728% (US0003M + 2.110%) due 08/10/2021 ~		63,700	64,250
6.500% due 09/15/2019 •(i)	EUR	13,400	15,001
7.000% due 09/15/2019 •(i)	GBP	3,200	4,000
7.750% due 09/15/2023 •(i)(j)		$21,600	20,831
7.875% due 09/15/2022 •(i)	GBP	800	1,024
8.000% due 12/15/2020 •(i)	EUR	31,507	38,343
BBVA Bancomer S.A.
6.500% due 03/10/2021 (m)		$119,600	124,385
7.250% due 04/22/2020		5,000	5,190
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,799
5.375% due 07/24/2023		29,000	29,450
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	50,080
6.500% due 03/20/2021		342,500	345,083
BNG Bank NV
2.500% due 02/28/2020		32,800	32,731
Boston Properties LP
3.200% due 01/15/2025		2,100	2,009
4.500% due 12/01/2028		9,100	9,328
BPCE S.A.
4.000% due 09/12/2023		74,100	72,981
Branch Banking & Trust Co.
1.450% due 05/10/2019		3,050	3,032
Brixmor Operating Partnership LP
3.900% due 03/15/2027		490	465
4.125% due 06/15/2026		10,000	9,703
Capital One Financial Corp.
2.970% (US0003M + 0.450%) due 10/30/2020 ~		49,300	48,962
3.450% due 04/30/2021		39,800	39,739
4.250% due 04/30/2025		49,080	48,804
CBL & Associates LP
5.950% due 12/15/2026		4,800	3,684
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,487
Charles Schwab Corp.
2.650% due 01/25/2023		9,400	9,181
Citibank N.A.
2.861% (US0003M + 0.320%) due 05/01/2020 ~		144,400	143,929
3.050% due 05/01/2020		155,900	155,710
3.400% due 07/23/2021		29,200	29,246
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	13,957
Citigroup, Inc.
2.050% due 06/07/2019		57,300	57,065
2.350% due 08/02/2021		28,900	28,091
2.450% due 01/10/2020		65,400	64,884
2.650% due 10/26/2020		29,099	28,719
2.700% due 03/30/2021		65,300	64,322
2.750% due 04/25/2022		64,000	62,100
2.900% due 12/08/2021		5,300	5,218
3.200% due 10/21/2026		4,300	3,975
3.204% (US0003M + 0.790%) due 01/10/2020 ~		15,900	15,923
3.450% (US0003M + 0.960%) due 04/25/2022 ~		71,800	70,888
3.696% (US0003M + 0.930%) due 06/07/2019 ~		119,800	120,090
3.761% (US0003M + 1.023%) due 06/01/2024 ~		90,500	88,711
3.887% due 01/10/2028 •		92,900	89,453
4.044% due 06/01/2024 •		6,265	6,295
4.047% (US0003M + 1.250%) due 07/01/2026 ~		5,000	4,887
4.168% (US0003M + 1.430%) due 09/01/2023 ~		16,626	16,644
4.183% (US0003M + 1.380%) due 03/30/2021 ~		72,200	72,707
CNH Industrial Capital LLC
3.875% due 10/15/2021		200	199
Compass Bank
3.500% due 06/11/2021		109,800	109,553
3.501% (US0003M + 0.730%) due 06/11/2021 ~		72,350	71,244
Cooperatieve Rabobank UA
3.125% due 04/26/2021		4,000	3,987
3.875% due 09/26/2023		28,950	29,067
4.375% due 08/04/2025		33,800	33,259
5.500% due 06/29/2020 •(i)	EUR	53,103	62,478
6.625% due 06/29/2021 •(i)		29,000	36,171
6.875% due 03/19/2020		12,500	15,488
Corporate Office Properties LP
5.000% due 07/01/2025		$28,500	29,069
Credit Suisse AG
6.500% due 08/08/2023		12,200	12,757
6.500% due 08/08/2023 (j)		400	418
Credit Suisse Group AG
3.574% due 01/09/2023		3,100	3,027
4.207% due 06/12/2024 •		4,500	4,493
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		3,900	3,859

3.125% due 12/10/2020		25,400	25,158
3.450% due 04/16/2021		37,000	36,886
3.750% due 03/26/2025		51,600	49,431
3.800% due 09/15/2022		128,329	127,495
3.800% due 06/09/2023		94,300	92,623
4.735% (US0003M + 2.290%) due 04/16/2021 ~		154,250	158,675
Crown Castle International Corp.
2.250% due 09/01/2021		4,075	3,942
3.400% due 02/15/2021		3,478	3,478
5.250% due 01/15/2023		21,541	22,388
CubeSmart LP
4.800% due 07/15/2022		2,200	2,276
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	39,683
DBS Bank Ltd.
3.300% due 11/27/2021		52,300	52,741
Deutsche Bank AG
0.184% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,200	2,455
0.335% (EUR003M + 0.650%) due 09/10/2021 ~		5,400	5,961
2.850% due 05/10/2019		$55,400	55,072
3.284% (US0003M + 0.815%) due 01/22/2021 ~		104,600	99,856
3.300% due 11/16/2022		5,900	5,472
3.375% due 05/12/2021		31,400	30,318
3.406% (US0003M + 0.970%) due 07/13/2020 ~		95,700	93,203
3.766% (US0003M + 1.290%) due 02/04/2021 ~		39,300	38,233
3.819% (US0003M + 1.190%) due 11/16/2022 ~		84,300	76,969
3.950% due 02/27/2023		87,400	82,592
4.250% due 02/04/2021		76,000	74,920
4.250% due 10/14/2021		254,700	249,184
4.528% (US0003M + 1.910%) due 05/10/2019 ~		111,099	110,748
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	164,291
2.500% due 01/25/2021		66,450	66,102
Digital Realty Trust LP
3.400% due 10/01/2020		21,000	20,938
3.950% due 07/01/2022		28,100	28,287
4.450% due 07/15/2028		52,890	52,796
4.750% due 10/01/2025		10,000	10,236
Duke Realty LP
3.875% due 02/15/2021		200	202
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	17,397	18,786
Encina Business Credit, LLC
5.303% due 12/05/2025 «		$2,140	2,140
EPR Properties
4.950% due 04/15/2028		17,780	17,636
Equinix, Inc.
2.875% due 03/15/2024	EUR	17,900	20,514
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,554
Essex Portfolio LP
3.500% due 04/01/2025		6,100	5,939
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		7,600	7,320
FCE Bank PLC
0.184% (EUR003M + 0.500%) due 08/26/2020 •	EUR	1,900	2,134
0.869% due 09/13/2021		3,700	4,116
1.875% due 06/24/2021		4,800	5,488
Ford Motor Credit Co. LLC
0.114% due 05/14/2021 •		5,200	5,701
2.343% due 11/02/2020		$9,245	8,897
2.943% due 01/08/2019		13,000	13,000
2.989% (US0003M + 0.430%) due 11/02/2020 ~		1,100	1,070
3.157% due 08/04/2020		24,615	24,126
3.200% due 01/15/2021		45,537	44,144
3.336% due 03/18/2021		45,700	44,365
3.448% due 08/12/2019 •		4,700	4,682
3.606% (US0003M + 0.830%) due 03/12/2019 ~		10,000	9,993
3.754% (US0003M + 0.930%) due 09/24/2020 ~		20,990	20,619
3.851% (US0003M + 1.235%) due 02/15/2023 ~		20,400	18,883
3.988% (US0003M + 1.580%) due 01/08/2019 ~		54,100	54,105
4.083% (US0003M + 1.270%) due 03/28/2022 ~		4,040	3,862
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,113
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	103,999	78,387
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	1,000	1,092
0.063% (EUR003M + 0.380%) due 01/21/2020 ~		1,000	1,134
0.800% due 01/21/2022		4,600	5,071
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		$12,500	12,068
3.373% due 11/15/2025		5,200	4,628
4.418% due 11/15/2035		4,500	3,797
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,038

4.375% due 07/31/2019		2,000	2,571
General Motors Financial Co., Inc.
0.240% due 03/26/2022 •	EUR	36,400	40,063
2.450% due 11/06/2020		$202,800	197,039
3.132% (US0003M + 0.540%) due 11/06/2020 ~		202,800	199,192
3.150% due 01/15/2020		800	795
3.200% due 07/13/2020		53,821	53,164
3.366% (US0003M + 0.930%) due 04/13/2020 ~		34,700	34,489
3.500% due 07/10/2019		24,735	24,734
4.200% due 03/01/2021		11,902	11,900
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	1
GLP Capital LP
5.250% due 06/01/2025		$2,890	2,877
5.300% due 01/15/2029		2,500	2,454
Goldman Sachs Bank USA
3.200% due 06/05/2020		5,400	5,391
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		25,999	25,736
2.876% due 10/31/2022 •		73,700	71,604
3.200% due 02/23/2023		31,500	30,581
3.307% (US0003M + 0.780%) due 10/31/2022 ~		31,900	31,099
3.427% (US0003M + 0.750%) due 02/23/2023 ~		81,900	79,198
3.487% (US0003M + 1.000%) due 07/24/2023 ~		1,800	1,750
3.500% due 01/23/2025		5,400	5,125
3.618% (US0003M + 1.110%) due 04/26/2022 ~		12,700	12,563
3.637% (US0003M + 1.160%) due 04/23/2020 ~		31,164	31,277
3.850% due 07/08/2024		16,113	15,762
3.988% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,123
4.000% due 03/03/2024		10,461	10,329
4.459% (US0003M + 1.770%) due 02/25/2021 ~		100,000	101,392
5.250% due 07/27/2021		1,100	1,142
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,500	5,248
GSPA Monetization Trust
6.422% due 10/09/2029		16,514	19,042
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		2,700	2,654
3.550% due 05/21/2021		32,500	32,578
3.647% (US0003M + 0.940%) due 03/02/2021 ~		17,400	17,386
HCP, Inc.
4.000% due 12/01/2022		29,900	29,882
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	56,288
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
HSBC Bank Canada
3.300% due 11/28/2021		95,700	96,763
HSBC Holdings PLC
3.033% due 11/22/2023 •		7,400	7,166
3.240% (US0003M + 0.600%) due 05/18/2021 ~		31,900	31,437
3.400% due 03/08/2021		32,500	32,414
3.426% (US0003M + 0.650%) due 09/11/2021 ~		133,700	131,983
3.908% (US0003M + 1.500%) due 01/05/2022 ~		69,000	69,720
3.950% due 05/18/2024 •		18,700	18,609
4.300% due 03/08/2026		8,300	8,199
4.750% due 07/04/2029 •(i)	EUR	23,600	24,496
5.007% (US0003M + 2.240%) due 03/08/2021 ~		$49,699	50,923
5.875% due 09/28/2026 •(i)	GBP	29,600	36,182
ING Bank NV
2.625% due 12/05/2022		$48,200	47,490
ING Groep NV
3.953% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,101
4.100% due 10/02/2023		36,500	36,514
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	2,926
8.625% due 01/15/2022		5,700	6,341
Jackson National Life Global Funding
2.736% (US0003M + 0.300%) due 10/15/2020 ~		9,300	9,212
3.300% due 06/11/2021		15,000	14,997
Jefferies Finance LLC
6.875% due 04/15/2022		2,000	1,955
7.375% due 04/01/2020		200	200
7.500% due 04/15/2021		6,300	6,316
John Deere Capital Corp.
1.950% due 01/08/2019		3,234	3,234
3.316% (US0003M + 0.550%) due 06/07/2023 ~		15,490	15,247
JPMorgan Chase & Co.
2.250% due 01/23/2020		8,499	8,415
2.350% due 01/28/2019		2,300	2,299
2.400% due 06/07/2021		9,000	8,806
2.550% due 10/29/2020		12,700	12,560
2.550% due 03/01/2021		23,700	23,372
2.750% due 06/23/2020		72,075	71,666
2.776% due 04/25/2023 •		8,500	8,245
3.250% due 09/23/2022		5	5

3.300% due 04/01/2026		100	95
3.367% (US0003M + 0.890%) due 07/23/2024 ~		99,100	96,895
3.390% (US0003M + 0.900%) due 04/25/2023 ~		66,300	65,477
3.411% (US0003M + 0.610%) due 06/18/2022 ~		87,480	86,561
3.514% due 06/18/2022 •		40,700	40,805
3.625% due 05/13/2024		1,700	1,690
3.717% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,100
3.797% due 07/23/2024 •		36,790	36,877
3.875% due 02/01/2024		10,650	10,684
4.218% (US0003M + 1.480%) due 03/01/2021 ~		17,900	18,135
JPMorgan Chase Bank N.A.
2.848% (US0003M + 0.340%) due 04/26/2021 ~		140,700	139,442
2.868% (US0003M + 0.250%) due 02/13/2020 ~		91,900	91,793
2.968% (US0003M + 0.230%) due 09/01/2020 ~		57,500	57,291
3.010% (SOFRRATE + 0.550%) due 10/19/2020 ~		121,650	121,439
3.086% due 04/26/2021 •		239,625	238,669
Kilroy Realty LP
4.375% due 10/01/2025		5,400	5,429
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	9,812
3.300% due 02/01/2025		3,700	3,533
Liberty Property LP
4.750% due 10/01/2020		75	76
Lifestorage LP
3.500% due 07/01/2026		8,900	8,361
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	23,470
Lloyds Bank PLC
6.500% due 09/14/2020		100	104
7.500% due 04/02/2032 Ø		43,800	35,198
12.000% due 12/16/2024 •(i)		432,745	508,257
Lloyds Banking Group PLC
0.625% due 01/15/2024 •	EUR	11,255	12,293
1.000% due 11/09/2023		38,500	42,465
3.385% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,841
3.590% (US0003M + 0.800%) due 06/21/2021 ~		$41,100	40,710
4.000% due 03/07/2025	AUD	24,600	17,343
4.050% due 08/16/2023		$22,800	22,547
7.000% due 06/27/2019 •(i)	GBP	9,200	11,753
7.500% due 06/27/2024 •(i)(j)		$300	290
7.500% due 09/27/2025 •(i)(j)		2,000	1,935
7.625% due 06/27/2023 •(i)	GBP	50,000	65,722
Metropolitan Life Global Funding
3.450% due 12/18/2026		$14,000	13,731
Mid-America Apartments LP
4.200% due 06/15/2028		1,300	1,309
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		1,093	1,082
3.158% (US0003M + 0.650%) due 07/26/2021 ~		4,700	4,684
3.455% due 03/02/2023		109,100	108,487
3.478% (US0003M + 0.740%) due 03/02/2023 ~		96,400	94,857
3.535% due 07/26/2021		14,000	14,045
4.618% (US0003M + 1.880%) due 03/01/2021 ~		4,853	4,973
Mizuho Bank Ltd.
2.400% due 03/26/2020		1,300	1,287
Mizuho Financial Group, Inc.
3.541% (US0003M + 0.790%) due 03/05/2023 ~		111,100	109,288
3.549% due 03/05/2023		116,400	116,214
3.922% due 09/11/2024 •		80,800	81,701
Morgan Stanley
2.450% due 02/01/2019		35,000	34,984
2.500% due 04/21/2021		21,200	20,780
3.125% due 07/27/2026		2,800	2,587
3.168% (US0003M + 0.550%) due 02/10/2021 ~		129,900	128,487
3.414% (US0003M + 0.800%) due 02/14/2020 ~		83,980	83,984
3.649% (US0003M + 1.180%) due 01/20/2022 ~		70,825	70,613
3.737% due 04/24/2024 •		107,900	107,181
3.869% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,797
5.500% due 01/26/2020		100	102
5.625% due 09/23/2019		200	203
MUFG Bank Ltd.
2.300% due 03/05/2020		2,500	2,476
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~		46,900	46,890
National Australia Bank Ltd.
2.250% due 03/16/2021		17,500	17,257
3.450% due 12/04/2023		19,000	19,300
3.625% due 06/20/2023		25,600	25,564
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	228
Nationwide Building Society
3.766% due 03/08/2024 •		166,700	160,581
4.363% due 08/01/2024 •		41,820	41,012
6.875% due 06/20/2019 •(i)	GBP	2,700	3,478

Natwest Markets PLC
0.084% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	10,600	12,091
0.625% due 03/02/2022		6,200	6,903
Navient Corp.
5.875% due 03/25/2021		$900	865
6.625% due 07/26/2021		700	677
8.000% due 03/25/2020		1,000	1,019
New York Life Global Funding
2.900% due 01/17/2024		1,800	1,754
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019		600	598
3.326% (US0003M + 0.890%) due 01/13/2022 ~		1,700	1,671
NTT Finance Corp.
1.900% due 07/21/2021		7,100	6,850
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		33,300	33,949
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	90,152
ORIX Corp.
2.650% due 04/13/2021		2,500	2,440
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,383
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		15,000	14,538
Public Storage
2.370% due 09/15/2022		13,000	12,561
QNB Finance Ltd.
4.068% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,135
Realty Income Corp.
3.875% due 04/15/2025		1,300	1,300
Reckson Operating Partnership LP
7.750% due 03/15/2020		400	419
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,942
2.300% due 03/22/2021		62,900	62,051
3.350% due 10/22/2021		3,500	3,538
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	21,249	24,454
2.500% due 03/22/2023		24,000	28,074
3.498% due 05/15/2023 •		$10,000	9,623
3.875% due 09/12/2023		72,450	69,526
4.086% (US0003M + 1.470%) due 05/15/2023 ~		900	874
4.372% (US0003M + 1.550%) due 06/25/2024 ~		76,900	73,520
4.519% due 06/25/2024 •		44,600	43,804
4.892% due 05/18/2029 •		38,100	36,456
7.500% due 08/10/2020 •(i)(j)		24,800	24,614
7.648% due 09/30/2031 •(i)		13,890	17,171
8.625% due 08/15/2021 •(i)(j)		24,600	25,522
Santander UK Group Holdings PLC
0.540% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	9,900	10,660
1.125% due 09/08/2023		1,200	1,324
2.875% due 10/16/2020		$10,000	9,846
2.875% due 08/05/2021		71,439	69,000
2.920% due 05/08/2026 •	GBP	2,000	2,457
3.125% due 01/08/2021		$8,900	8,755
3.571% due 01/10/2023		2,800	2,682
4.796% due 11/15/2024 •		10,600	10,536
Santander UK PLC
2.500% due 03/14/2019		10,375	10,364
3.400% due 06/01/2021		43,600	43,401
3.750% due 11/15/2021		33,800	33,733
SBA Tower Trust
2.877% due 07/15/2046		13,500	13,267
3.156% due 10/10/2045		2,400	2,378
Siam Commercial Bank PCL
3.500% due 04/07/2019		32,972	33,009
Simon Property Group LP
2.750% due 06/01/2023		1,200	1,163
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		5,600	5,592
3.070% (US0003M + 0.430%) due 05/17/2021 ~		152,100	151,149
3.250% due 05/17/2021		124,700	124,599
3.349% (US0003M + 0.570%) due 09/13/2019 ~		1,000	1,001
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,088
SL Green Realty Corp.
4.500% due 12/01/2022		850	861
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		1,300	1,307
Societe Generale S.A.
4.250% due 09/14/2023		72,850	72,422
Springleaf Finance Corp.
6.000% due 06/01/2020		100	101
6.125% due 05/15/2022		36,020	35,109
6.875% due 03/15/2025		41,090	36,878
8.250% due 12/15/2020		84,699	87,875

Stadshypotek AB
2.500% due 04/05/2022		1,200	1,183
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,456
2.514% due 01/17/2020		4,100	4,070
2.755% (US0003M + 0.310%) due 10/18/2019 ~		7,000	6,995
2.799% (US0003M + 0.350%) due 01/17/2020 ~		44,300	44,268
2.806% (US0003M + 0.370%) due 10/16/2020 ~		9,000	8,942
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,299	2,275
3.185% (US0003M + 0.740%) due 10/18/2022 ~		6,800	6,742
3.590% (US0003M + 1.140%) due 10/19/2021 ~		18,400	18,549
4.447% (US0003M + 1.680%) due 03/09/2021 ~		3,500	3,568
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		14,700	14,675
3.249% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,009
3.355% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,456
Svenska Handelsbanken AB
2.500% due 01/25/2019		1,350	1,350
3.159% (US0003M + 0.470%) due 05/24/2021 ~		45,500	45,104
3.350% due 05/24/2021		99,150	99,126
3.900% due 11/20/2023		36,200	36,552
Swedbank AB
2.375% due 02/27/2019		3,000	3,000
Synchrony Bank
3.650% due 05/24/2021		18,900	18,502
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,525	18,690
5.661% due 10/13/2041		8,362	11,870
5.744% due 04/13/2040		8,962	12,886
5.801% due 10/13/2040		23,162	33,556
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	38,878
2.500% due 01/18/2022		40,900	40,431
3.350% due 10/22/2021		44,300	44,782
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •		54,000	53,427
U.S. Bank N.A.
2.737% (US0003M + 0.250%) due 07/24/2020 ~		83,850	83,668
2.828% (US0003M + 0.320%) due 04/26/2021 ~		58,500	58,295
3.050% due 07/24/2020		101,300	101,186
3.150% due 04/26/2021		38,500	38,546
3.400% due 07/24/2023		76,500	76,575
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~		76,200	76,190
3.218% (US0003M + 0.480%) due 12/01/2020 ~		67,800	67,498
3.347% due 06/08/2020 •		255,100	255,066
3.588% (US0003M + 0.850%) due 06/01/2020 ~		14,100	14,164
5.125% due 05/15/2024		300	299
7.625% due 08/17/2022 (j)		35,249	37,628
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		9,800	9,489
2.950% due 09/24/2020		19,999	19,789
3.000% due 04/15/2021		109,155	108,342
4.071% due 02/01/2022 •		17,300	17,476
4.125% due 09/24/2025		14,800	14,719
4.125% due 04/15/2026		35,900	35,720
4.216% due 04/14/2021 •		184,300	187,316
UDR, Inc.
4.000% due 10/01/2025		200	200
4.400% due 01/26/2029		5,000	5,056
UniCredit SpA
7.830% due 12/04/2023		356,350	373,161
Unigel Luxembourg S.A.
10.500% due 01/22/2024		30,600	31,977
United Overseas Bank Ltd.
2.957% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,141
3.200% due 04/23/2021		7,200	7,206
VEREIT Operating Partnership LP
4.625% due 11/01/2025		6,600	6,625
4.875% due 06/01/2026		4,500	4,507
Volkswagen Bank GmbH
0.109% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	2,200	2,476
0.625% due 09/08/2021		15,800	17,977
Volkswagen Leasing GmbH
0.132% (EUR003M + 0.450%) due 07/06/2021 •		27,700	31,202
Washington Prime Group LP
5.950% due 08/15/2024 (m)		$105,566	92,715
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,445
3.250% due 10/05/2020		26,000	25,966
3.750% due 09/17/2024		12,300	12,225
Wells Fargo & Co.
2.150% due 01/30/2020		1,500	1,484
2.550% due 12/07/2020		200	197
3.000% due 02/19/2025		9,300	8,776

3.069% due 01/24/2023		2,600	2,534
3.500% due 03/08/2022		2,000	1,994
3.757% (US0003M + 1.230%) due 10/31/2023 ~		50,100	49,978
4.076% (US0003M + 1.340%) due 03/04/2021 ~		100	101
6.558% (US0003M + 3.770%) due 03/15/2019 ~(i)		119,259	118,663
Wells Fargo Bank N.A.
2.977% (US0003M + 0.500%) due 07/23/2021 ~		12,850	12,781
2.987% (US0003M + 0.510%) due 10/22/2021 ~		60,900	60,203
3.325% due 07/23/2021 •		28,900	28,878
3.389% (US0003M + 0.650%) due 12/06/2019 ~		77,300	77,499
3.550% due 08/14/2023		38,500	38,383
3.625% due 10/22/2021		97,500	98,112
Westpac Banking Corp.
2.100% due 02/25/2021		6,200	6,103
2.896% (US0003M + 0.280%) due 05/15/2020 ~		48,200	47,975
3.050% due 05/15/2020		16,100	16,112
WP Carey, Inc.
4.600% due 04/01/2024		3,100	3,149

			17,456,152

INDUSTRIALS 7.0%
AbbVie, Inc.
2.300% due 05/14/2021		1,265	1,236
2.500% due 05/14/2020		800	793
2.900% due 11/06/2022		37,724	36,738
3.750% due 11/14/2023		4,100	4,084
Activision Blizzard, Inc.
2.600% due 06/15/2022		5,300	5,145
Allergan Finance LLC
3.250% due 10/01/2022		7,751	7,585
Allergan Funding SCS
3.450% due 03/15/2022		36,672	36,136
Allergan Sales LLC
5.000% due 12/15/2021		4,400	4,530
Altice Financing S.A.
6.625% due 02/15/2023		2,000	1,925
7.500% due 05/15/2026		66,000	60,390
Altice France S.A.
6.250% due 05/15/2024		2,000	1,873
7.375% due 05/01/2026		50,700	46,644
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,212	5,581
7.750% due 05/15/2022		$4,300	3,929
Altria Group, Inc.
9.250% due 08/06/2019		1,500	1,551
Amazon.com, Inc.
1.900% due 08/21/2020		700	690
American Airlines Pass-Through Trust
3.000% due 04/15/2030		10,513	9,965
3.250% due 04/15/2030		8,202	7,836
Amgen, Inc.
3.625% due 05/15/2022		2,400	2,418
3.875% due 11/15/2021		17,322	17,561
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		11,735	11,437
Anthem, Inc.
2.500% due 11/21/2020		900	888
3.300% due 01/15/2023		9,400	9,257
AP Moller - Maersk A/S
3.750% due 09/22/2024		2,200	2,139
Apple, Inc.
3.000% due 06/20/2027		1,000	955
AstraZeneca PLC
3.500% due 08/17/2023		2,800	2,788
AutoNation, Inc.
3.350% due 01/15/2021		1,840	1,827
Bacardi Ltd.
4.450% due 05/15/2025		19,000	18,779
BAT Capital Corp.
2.297% due 08/14/2020		61,823	60,373
2.764% due 08/15/2022		19,032	17,992
3.204% due 08/14/2020 •		86,300	85,470
3.222% due 08/15/2024		11,700	10,789
3.496% (US0003M + 0.880%) due 08/15/2022 ~		85,400	83,801
BAT International Finance PLC
1.625% due 09/09/2019		6,300	6,217
2.750% due 06/15/2020		31,000	30,466
Baxalta, Inc.
3.600% due 06/23/2022		1,489	1,479
Bayer U.S. Finance LLC
2.750% due 07/15/2021		1,200	1,169
3.452% (US0003M + 0.630%) due 06/25/2021 ~		17,400	17,174
3.500% due 06/25/2021		5,700	5,663
3.798% (US0003M + 1.010%) due 12/15/2023 ~		12,600	12,057

3.875% due 12/15/2023	18,700	18,380
4.250% due 12/15/2025	32,100	31,303
Becton Dickinson and Co.
2.133% due 06/06/2019	21,100	20,979
Biogen, Inc.
3.625% due 09/15/2022	2,500	2,509
BMW U.S. Capital LLC
1.500% due 04/11/2019	6,100	6,077
Boston Scientific Corp.
6.000% due 01/15/2020	700	718
Broadcom Corp.
2.375% due 01/15/2020	37,290	36,830
3.000% due 01/15/2022	565	544
3.625% due 01/15/2024	24,700	23,394
Brown-Forman Corp.
3.500% due 04/15/2025	4,700	4,686
Campbell Soup Co.
3.300% due 03/15/2021	40,300	40,110
3.650% due 03/15/2023	36,600	35,725
3.950% due 03/15/2025	400	384
4.150% due 03/15/2028	35,200	32,852
Centene Corp.
5.375% due 06/01/2026	30,000	29,250
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	10,890	10,906
Charter Communications Operating LLC
3.579% due 07/23/2020	32,799	32,771
4.191% (US0003M + 1.650%) due 02/01/2024 ~	63,000	61,983
4.464% due 07/23/2022	69,470	70,189
4.908% due 07/23/2025	50,800	50,560
Cigna Holding Co.
5.125% due 06/15/2020	3,300	3,385
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	2,292	2,786
Comcast Corp.
3.237% (US0003M + 0.440%) due 10/01/2021 ~	7,363	7,296
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	9,900	9,875
Constellation Brands, Inc.
3.209% (US0003M + 0.700%) due 11/15/2021 ~	3,300	3,262
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «	484	505
Corning, Inc.
2.900% due 05/15/2022	5	5
Covidien International Finance S.A.
2.950% due 06/15/2023	2,600	2,547
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	18,028
4.500% due 04/04/2048	6,900	6,165
CVS Health Corp.
2.800% due 07/20/2020	6,700	6,641
3.125% due 03/09/2020	3,300	3,294
3.350% due 03/09/2021	1,100	1,097
3.500% due 07/20/2022	20,784	20,657
3.700% due 03/09/2023	105,700	104,663
4.300% due 03/25/2028	56,000	54,938
CVS Pass-Through Trust
8.353% due 07/10/2031	210	255
Daimler Finance North America LLC
1.750% due 10/30/2019	3,700	3,651
2.000% due 07/06/2021	1,600	1,540
3.048% (US0003M + 0.430%) due 02/12/2021 ~	7,500	7,423
3.100% due 05/04/2020	57,300	56,990
3.132% (US0003M + 0.550%) due 05/04/2021 ~	70,400	69,796
3.350% due 05/04/2021	131,300	130,933
3.422% (US0003M + 0.840%) due 05/04/2023 ~	57,400	56,840
3.700% due 05/04/2023	21,600	21,514
Danone S.A.
2.077% due 11/02/2021	1,097	1,060
2.589% due 11/02/2023	4,485	4,268
Dell International LLC
4.420% due 06/15/2021	120,120	120,065
5.450% due 06/15/2023	82,900	84,437
Delta Air Lines, Inc.
3.400% due 04/19/2021	12,300	12,204
3.625% due 03/15/2022	6,980	6,835
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	6,120	5,876
2.820% due 01/19/2022	4,160	4,071
DISH DBS Corp.
7.875% due 09/01/2019	1,300	1,330
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	700	690
3.388% (US0003M + 0.600%) due 06/15/2021 ~	45,880	45,768
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	10,077	10,069

eBay, Inc.
2.150% due 06/05/2020		4,300	4,246
2.200% due 08/01/2019		2,600	2,583
2.600% due 07/15/2022		12,010	11,619
3.800% due 03/09/2022		2,100	2,110
Ecolab, Inc.
4.350% due 12/08/2021		3,088	3,175
Enbridge, Inc.
2.814% (US0003M + 0.400%) due 01/10/2020 ~		92,900	92,607
3.488% (US0003M + 0.700%) due 06/15/2020 ~		13,700	13,656
Energy Transfer Partners LP
4.500% due 11/01/2023		34,709	34,758
5.000% due 10/01/2022		5,222	5,333
Enterprise Products Operating LLC
3.500% due 02/01/2022		3,700	3,712
5.200% due 09/01/2020		6,325	6,521
EQM Midstream Partners LP
4.750% due 07/15/2023		9,010	8,977
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~		2,700	2,670
3.600% due 08/15/2021		5,900	5,895
ERAC USA Finance LLC
4.500% due 08/16/2021		800	817
Fidelity National Information Services, Inc.
2.250% due 08/15/2021		1,200	1,159
Full House Resorts, Inc.
8.575% due 01/31/2024 «		37,324	34,466
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,059
General Electric Co.
0.000% (EUR003M + 0.300%) due 05/28/2020 •	EUR	1,000	1,123
0.375% due 05/17/2022		4,500	4,868
3.100% due 01/09/2023		$800	747
5.000% due 01/21/2021 •(i)		36,653	28,085
5.500% due 01/08/2020		4,000	4,048
5.550% due 01/05/2026		46,700	45,764
7.500% due 08/21/2035		3,200	3,407
General Mills, Inc.
6.610% due 10/15/2022		13,700	14,477
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~		1,700	1,683
Georgia-Pacific LLC
2.539% due 11/15/2019		1,500	1,489
5.400% due 11/01/2020		1,700	1,762
GlaxoSmithKline Capital PLC
2.964% (US0003M + 0.350%) due 05/14/2021 ~		73,900	73,419
3.125% due 05/14/2021		66,000	66,121
Hamilton College
4.750% due 07/01/2113		29,370	29,750
Harris Corp.
2.700% due 04/27/2020		1,500	1,487
HCA, Inc.
5.375% due 09/01/2026		24,800	24,180
5.875% due 03/15/2022		300	308
Heineken NV
2.750% due 04/01/2023		3,150	3,058
3.400% due 04/01/2022		4,730	4,741
Hewlett Packard Enterprise Co.
3.059% (US0003M + 0.720%) due 10/05/2021 ~		45,100	44,725
Imperial Brands Finance PLC
2.950% due 07/21/2020		41,750	41,135
3.750% due 07/21/2022		41,170	40,870
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		7,200	7,305
5.710% due 11/15/2023		6,000	6,114
INEOS Finance PLC
4.000% due 05/01/2023	EUR	7,325	8,428
Japan Tobacco, Inc.
2.000% due 04/13/2021		$4,000	3,889
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		28,940	28,912
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,700	2,645
Kraft Heinz Foods Co.
3.375% due 06/15/2021		2,200	2,196
3.500% due 06/06/2022		6,265	6,218
3.500% due 07/15/2022		4,300	4,241
4.000% due 06/15/2023		138,500	138,268
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		43,850	42,425
4.500% due 08/15/2025		4,071	3,921
Marriott International, Inc.
3.229% (US0003M + 0.600%) due 12/01/2020 ~		12,700	12,673
4.150% due 12/01/2023		58,000	58,157
Masco Corp.
5.950% due 03/15/2022		1,300	1,379

McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~		32,790	32,576
3.350% due 04/01/2023		2,300	2,290
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		13,800	13,765
Medtronic, Inc.
3.125% due 03/15/2022		100	100
3.150% due 03/15/2022		7,800	7,782
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	16,574
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		13,273	13,261
Molson Coors Brewing Co.
2.100% due 07/15/2021		5,200	5,016
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		12,836	12,306
Mondelez International, Inc.
3.000% due 05/07/2020		80,000	79,718
3.625% due 05/07/2023		58,000	58,138
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(d)	EUR	20,000	0
MPLX LP
4.700% due 04/15/2048		$7,200	6,270
Mylan NV
2.250% due 11/22/2024	EUR	6,100	6,987
3.950% due 06/15/2026		$2,600	2,378
Mylan, Inc.
3.125% due 01/15/2023		2,500	2,346
NCI Building Systems, Inc.
8.000% due 04/15/2026		1,650	1,516
NetApp, Inc.
3.375% due 06/15/2021		100	100
Netflix, Inc.
4.625% due 05/15/2029	EUR	15,319	17,276
Northrop Grumman Corp.
2.550% due 10/15/2022		$7,400	7,174
3.500% due 03/15/2021		388	391
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023 «		1,469	1,488
7.041% due 10/01/2023		7,951	8,548
7.150% due 04/01/2021 «		1,375	1,365
NXP BV
5.350% due 03/01/2026		13,800	14,052
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (g)(i)		368	7
0.000% due 01/31/2019 (g)(i)		35,362	629
Oracle Corp.
1.900% due 09/15/2021		24,100	23,397
2.800% due 07/08/2021		700	697
5.000% due 07/08/2019		4,900	4,953
Owens Corning
4.200% due 12/01/2024		1,700	1,689
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		30	30
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		2,700	2,654
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		4,705	4,656
4.125% due 08/01/2023		11,800	11,791
Pernod Ricard S.A.
4.450% due 01/15/2022		12,400	12,656
5.750% due 04/07/2021		900	944
Petronas Capital Ltd.
5.250% due 08/12/2019		2,800	2,836
Philip Morris International, Inc.
1.875% due 02/25/2021		1,500	1,458
2.375% due 08/17/2022		8,800	8,461
2.500% due 11/02/2022		5,800	5,577
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		6,750	6,486
3.384% (US0003M + 0.560%) due 06/24/2022 ~		5,200	5,112
Republic Services, Inc.
5.250% due 11/15/2021		3,575	3,787
Reynolds American, Inc.
4.000% due 06/12/2022		13,556	13,420
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,889	8,933
6.000% due 01/15/2019		4,500	4,503
Rockwell Collins, Inc.
2.800% due 03/15/2022		4,015	3,905
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		500	515
5.750% due 05/15/2024		2,200	2,308
Sands China Ltd.
5.400% due 08/08/2028		6,000	5,809

SASOL Financing USA LLC
5.875% due 03/27/2024		17,100	17,082
Schlumberger Oilfield UK PLC
4.200% due 01/15/2021		1,345	1,362
Sherwin-Williams Co.
2.750% due 06/01/2022		1,700	1,647
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		71,900	70,906
2.400% due 09/23/2021		6,400	6,192
Siemens Financieringsmaatschappij NV
2.000% due 09/15/2023		800	747
Solvay Finance America LLC
3.400% due 12/03/2020		5,254	5,253
Southern Co.
2.350% due 07/01/2021		8,075	7,855
2.750% due 06/15/2020		1,000	989
3.104% (US0003M + 0.490%) due 02/14/2020 ~		64,900	64,800
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~		5,900	5,865
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		1,800	1,732
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		20,800	20,462
5.152% due 09/20/2029		69,000	67,965
Suntory Holdings Ltd.
2.550% due 06/28/2022		8,000	7,673
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		2,200	2,190
Syngenta Finance NV
4.441% due 04/24/2023		10,600	10,225
4.892% due 04/24/2025		7,200	6,820
5.182% due 04/24/2028		12,000	11,155
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		8,800	8,855
4.000% due 11/26/2021		19,900	20,184
4.400% due 11/26/2023		60,400	61,123
Tech Data Corp.
3.700% due 02/15/2022		2,565	2,518
Telefonica Emisiones S.A.
5.462% due 02/16/2021		2,600	2,696
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	10,763
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020		400	448
2.800% due 07/21/2023		$900	776
3.250% due 04/15/2022	EUR	20,200	23,371
4.500% due 03/01/2025		20,900	24,301
6.000% due 04/15/2024		$9,100	8,787
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~		12,000	11,900
Time Warner Cable LLC
5.000% due 02/01/2020		2,200	2,231
8.250% due 04/01/2019		5,640	5,704
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	18,998
7.125% due 01/15/2019		647	648
Tyson Foods, Inc.
3.157% (US0003M + 0.450%) due 05/30/2019 ~		300	300
United Group BV
4.375% due 07/01/2022	EUR	20,228	23,043
United Technologies Corp.
3.350% due 08/16/2021		$3,170	3,163
3.650% due 08/16/2023		21,700	21,636
UnitedHealth Group, Inc.
1.700% due 02/15/2019		4,036	4,030
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	11,700	14,365
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		17,700	21,425
VMware, Inc.
2.300% due 08/21/2020		$800	784
2.950% due 08/21/2022		6,600	6,296
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,095
3.388% (US0003M + 0.770%) due 11/13/2020 ~		72,300	71,836
3.558% (US0003M + 0.940%) due 11/12/2021 ~		96,900	95,991
4.000% due 11/12/2021		51,900	52,039
4.250% due 11/13/2023		124,600	123,705
4.750% due 11/13/2028		34,700	33,692
Warner Media LLC
4.000% due 01/15/2022		700	709
Waste Management, Inc.
2.400% due 05/15/2023		1,250	1,200
Western Gas Partners LP
5.375% due 06/01/2021		5,300	5,461

WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	29,854
WestRock RKT Co.
4.900% due 03/01/2022		5,280	5,438
WPP Finance
4.750% due 11/21/2021		10,613	10,815
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,586
5.500% due 03/01/2025		16,200	15,147
Yara International ASA
4.750% due 06/01/2028		6,200	6,195
ZF North America Capital, Inc.
4.500% due 04/29/2022		800	782
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,536	8,456
3.375% due 11/30/2021		1,700	1,682
3.554% (US0003M + 0.750%) due 03/19/2021 ~		1,300	1,288
Zoetis, Inc.
3.085% (US0003M + 0.440%) due 08/20/2021 ~		6,000	5,958
3.250% due 08/20/2021		1,900	1,895
3.250% due 02/01/2023		5,000	4,922

			4,588,261

SPECIALTY FINANCE 0.5%
CIMIC Group Ltd.
0.000% due 02/25/2019 (k)	AUD	1,200	841
0.000% due 08/29/2019 (k)		$12,000	11,652
0.000% due 09/26/2019 (k)		12,000	11,612
0.000% due 10/03/2019 (k)		12,000	11,602
0.000% due 12/05/2019		20,000	19,109
1.000% due 01/07/2019 (k)	AUD	25,000	17,604
1.000% due 01/09/2019 (k)		10,516	7,404
1.000% due 04/04/2019 (k)		27,292	19,045
1.000% due 04/04/2019 (k)		$24,400	24,130
1.000% due 06/20/2019 (k)		20,700	20,275
1.000% due 07/18/2019 (k)		9,000	8,784
1.000% due 07/03/2019 (k)	AUD	177,941	122,806
1.000% due 08/15/2019 (k)		25,000	17,195
1.000% due 11/28/2019 (k)		$3,200	3,060
4.090% due 06/17/2019 (k)		8,700	8,525
4.237% due 09/12/2019 (k)		8,000	7,755
Lloyds Banking Group PLC
3.000% due 02/04/2019 (k)		17,500	17,486
3.536% due 09/04/2019 (k)		14,161	14,123
3.536% due 09/02/2020 (k)		14,161	14,066
3.536% due 09/02/2021 (k)		14,161	14,009

			371,083

UTILITIES 2.6%
AEP Texas, Inc.
3.950% due 06/01/2028		7,800	7,831
American Transmission Systems, Inc.
5.250% due 01/15/2022		1,200	1,262
Anglian Water Services Financing PLC
1.625% due 08/10/2025	GBP	4,000	4,922
AT&T, Inc.
3.086% (US0003M + 0.650%) due 01/15/2020 ~		$152,600	152,357
3.386% (US0003M + 0.950%) due 07/15/2021 ~		179,953	179,424
3.400% due 05/15/2025		20,300	19,109
3.488% (US0003M + 0.750%) due 06/01/2021 ~		181,890	180,789
3.600% due 02/17/2023		1,800	1,792
3.800% due 03/15/2022		8,067	8,108
3.956% (US0003M + 1.180%) due 06/12/2024 ~		113,700	110,368
4.450% due 05/15/2021		7,700	7,871
4.600% due 02/15/2021		1,050	1,074
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,256	1,232
BellSouth LLC
4.333% due 04/26/2021		74,800	75,035
Blue Racer Midstream LLC
6.125% due 11/15/2022		21,964	21,305
British Telecommunications PLC
4.500% due 12/04/2023		14,295	14,503
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~		12,590	12,470
Duke Energy Corp.
3.050% due 08/15/2022		300	294
3.114% (US0003M + 0.500%) due 05/14/2021 ~		43,400	43,208
3.550% due 09/15/2021		1,000	1,003
Duke Energy Progress LLC
3.375% due 09/01/2023		1,900	1,910
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,600	1,669

Electricite de France S.A.
6.500% due 01/26/2019	6,100	6,120
Emera U.S. Finance LP
2.150% due 06/15/2019	5,400	5,357
Enable Midstream Partners LP
4.950% due 05/15/2028	3,690	3,501
Enel Finance International NV
4.250% due 09/14/2023	3,000	2,936
4.625% due 09/14/2025	29,500	28,357
Entergy Arkansas LLC
3.750% due 02/15/2021	2,300	2,323
Entergy Corp.
4.000% due 07/15/2022	11,700	11,811
5.125% due 09/15/2020	600	613
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	200	202
Exelon Corp.
3.950% due 06/15/2025	733	726
5.150% due 12/01/2020	1,700	1,738
Florida Power & Light Co.
3.700% due 12/01/2047	1,700	1,590
Genesis Energy LP
6.750% due 08/01/2022	42,734	41,879
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,345
Monongahela Power Co.
3.550% due 05/15/2027	4,000	3,928
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	182,200	182,013
3.107% (US0003M + 0.400%) due 08/21/2020 ~	24,280	24,256
3.342% due 09/01/2020	15,900	15,935
3.625% due 06/15/2023	5,175	5,174
Niagara Mohawk Power Corp.
4.278% due 12/15/2028	14,300	14,816
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	29,771	28,744
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)	63,258	35,978
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	4,648	4,340
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)	17,286	4,624
Ohio Power Co.
5.375% due 10/01/2021	950	1,005
Petrobras Global Finance BV
5.299% due 01/27/2025	7,278	6,969
6.125% due 01/17/2022	2,274	2,339
Plains All American Pipeline LP
2.600% due 12/15/2019	4,167	4,107
Public Service Enterprise Group, Inc.
2.650% due 11/15/2022	9,281	8,938
Rio Oil Finance Trust
8.200% due 04/06/2028	2,200	2,310
9.250% due 07/06/2024	12,812	13,725
9.750% due 01/06/2027	33,167	36,443
Sempra Energy
3.238% (US0003M + 0.450%) due 03/15/2021 ~	30,290	29,682
Southern California Gas Co.
3.200% due 06/15/2025	2,500	2,484
Southern Co. Gas Capital Corp.
3.500% due 09/15/2021	3,100	3,099
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	1,800	1,778
Sprint Capital Corp.
6.900% due 05/01/2019	14,500	14,627
Sprint Communications, Inc.
7.000% due 03/01/2020	3,500	3,596
Tampa Electric Co.
2.600% due 09/15/2022	5,125	4,973
Telstra Corp. Ltd.
4.800% due 10/12/2021	1,700	1,767
Verizon Communications, Inc.
3.203% due 05/22/2020 •	4,600	4,591
3.376% due 02/15/2025	237,689	230,920
Virginia Electric & Power Co.
4.450% due 02/15/2044	10	10
Vodafone Group PLC
3.426% (US0003M + 0.990%) due 01/16/2024 ~	18,100	17,669

3.750% due 01/16/2024	22,100	21,806

		1,689,680

Total Corporate Bonds & Notes (Cost $24,310,557)		24,105,176

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	117
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Irvine Unified School District, California Special Tax Notes, Series 2011
6.328% due 09/01/2019	500	509
6.578% due 09/01/2020	1,000	1,043
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,247
8.360% due 08/01/2040	9,525	10,141
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	273
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	20,521
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,194
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,036
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	4,770	5,028

		45,115

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	188

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,842	55,944

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	23,180	24,513
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,340	2,577
7.750% due 01/01/2042	6,470	6,933

		34,023

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	21,835	22,149

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	14,000	14,735

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	265	259

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,865

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,192
5.401% due 06/15/2022	3,500	3,705
5.501% due 06/15/2023	3,500	3,764

		9,661

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	193

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	130,230	127,887

Total Municipal Bonds & Notes (Cost $306,300)		314,019

U.S. GOVERNMENT AGENCIES 68.4%
Bolivia Government AID Bond
2.468% (US0003M + 0.125%) due 02/01/2019 «~	175	172
Fannie Mae
0.000% due 10/09/2019 (g)	13,300	13,016
0.000% due 08/25/2023 - 03/25/2036 (b)(g)	1,746	1,580
0.564% due 08/25/2022 ~(a)	59,465	988
1.420% due 03/25/2036 ~(a)	22,711	1,334
1.463% due 05/25/2044 ~(a)	19,162	880
1.641% due 12/25/2038 ~(a)	22,127	900
1.644% due 02/25/2033 •	999	875
1.735% due 06/25/2055 ~(a)	19,327	1,079
2.250% due 09/01/2024 - 12/01/2024 •	11	12
2.265% due 11/01/2024 •	39	39
2.268% due 10/01/2020 - 03/01/2033 •	32	32
2.375% due 07/25/2037 •	174	172
2.555% due 06/25/2032 •	9	9
2.626% due 03/25/2034 •	36	36
2.636% due 03/25/2036 •	1,320	1,310
2.656% due 08/25/2034 •	34	34
2.680% due 02/01/2022	5,025	5,001
2.706% due 05/25/2035 •	9	9
2.749% due 09/25/2046 •	36,111	36,158
2.750% due 07/01/2022	3,785	3,774
2.756% due 05/25/2037 •	31	32
2.790% due 07/01/2022	3,968	3,961
2.800% due 09/01/2019 •	15	15
2.800% due 07/01/2022 - 08/01/2022	11,106	11,087
2.806% due 12/25/2028 - 03/25/2037 •	776	775
2.826% due 06/25/2037 •	148	148
2.850% due 06/01/2022	92	92
2.855% due 04/18/2028 •	26	26
2.856% due 05/25/2042 - 03/25/2044 •	1,291	1,296
2.866% due 03/25/2037 •	11	11
2.870% due 09/01/2027	98,100	95,647
2.875% due 08/01/2024 - 02/01/2028 •	46	46
2.886% due 07/25/2037 •	480	483
2.905% due 10/18/2030 •	162	163
2.906% due 06/25/2029 - 11/25/2036 •	1,553	1,557
2.920% due 03/01/2022	3,665	3,678
2.950% due 02/01/2020 •	1	1
2.956% due 08/25/2021 - 09/25/2037 •	1,821	1,833
2.960% due 05/01/2022 - 07/01/2022	6,558	6,589
3.000% due 01/01/2022 - 11/01/2048	206,387	204,082
3.000% due 04/01/2031 - 04/01/2043 (m)	50,412	50,335
3.005% due 12/18/2031 •	41	42
3.006% due 08/25/2030 - 05/25/2040 •	403	406
3.026% due 10/25/2040 •	43	43
3.044% due 05/01/2022	5,703	5,746
3.056% due 09/25/2041 •	91	92
3.086% due 08/25/2037 •	5,366	5,411
3.106% due 08/25/2022 •	1	1
3.125% due 02/01/2022 •	16	16
3.135% due 01/01/2021 •	1	1
3.136% due 01/01/2035 - 05/25/2040 •	4,542	4,689
3.155% due 05/01/2022	503	506
3.156% due 10/25/2023 - 03/25/2024 •	303	307
3.166% due 02/01/2035 •	56	58
3.170% due 11/01/2021 •	12	12
3.176% due 03/25/2038 •	63	64
3.189% due 01/01/2035 •	30	31
3.194% due 01/01/2036 •	3	3
3.206% due 10/25/2037 - 06/25/2040 •	3,204	3,238
3.226% due 06/25/2037 •	171	174
3.249% due 02/01/2035 •	789	810
3.253% due 07/01/2042 - 10/01/2044 •	13,476	13,403
3.255% due 12/01/2044 •	1,547	1,538
3.256% due 03/25/2038 - 11/25/2039 •	250	254
3.272% due 01/01/2035 •	1,307	1,350
3.303% due 09/01/2041 •	4,775	4,759
3.306% due 01/25/2022 •	1	1
3.320% due 05/01/2028	47,508	47,428
3.330% due 11/01/2021	14,648	14,884
3.336% due 01/25/2022 •	5	5
3.345% due 01/01/2035 •	1,521	1,581
3.348% due 08/01/2022 •	19	19
3.353% due 12/01/2034 •	6	6
3.356% due 12/25/2021 •	2	2

3.380% due 11/01/2021	959	973
3.395% due 05/01/2023 •	11	11
3.406% due 04/25/2032 •	7	7
3.416% due 10/01/2020	173	175
3.420% due 11/01/2021	4,906	4,984
3.420% due 03/01/2036 •	69	70
3.440% due 12/01/2023 •	46	47
3.445% due 03/01/2022	52,643	53,475
3.452% due 10/01/2040 •	85	83
3.453% due 10/01/2030 - 10/01/2040 •	1,538	1,530
3.487% due 12/01/2035 •	1	1
3.500% due 11/01/2021 - 04/01/2046	127,040	128,792
3.500% due 04/01/2031 (m)	38,538	39,092
3.504% due 03/01/2023 •	36	37
3.506% due 04/25/2023 •	33	34
3.525% due 11/01/2022 •	1	1
3.559% due 12/01/2036 •	18	19
3.562% due 02/01/2035 •	362	381
3.564% due 02/25/2037 •(a)	19	2
3.570% due 11/01/2021	2,548	2,599
3.571% due 12/01/2033 •	173	182
3.575% due 02/01/2021 - 12/01/2033 •	192	198
3.587% due 01/01/2020 •	1	1
3.594% due 06/25/2037 - 08/25/2043 •(a)	27,480	5,102
3.598% due 02/01/2035 •	957	1,001
3.616% due 04/01/2033 •	19	21
3.619% due 12/01/2020	162	164
3.620% due 05/01/2023 •	33	33
3.625% due 03/01/2023 •	30	31
3.626% due 08/01/2025 •	218	228
3.638% due 10/01/2027 - 02/01/2035 •	618	644
3.644% due 12/25/2042 •(a)	5,220	695
3.668% due 03/01/2035 •	307	321
3.694% due 03/25/2039 •(a)	17,051	931
3.699% due 02/01/2035 •	7	7
3.714% due 12/01/2035 •	319	334
3.721% due 03/01/2023 - 01/01/2036 •	222	229
3.730% due 06/01/2035 •	215	221
3.732% due 01/01/2037 •	13	13
3.744% due 05/25/2037 - 01/25/2040 •(a)	1,337	168
3.764% due 12/01/2034 •	315	332
3.784% due 04/01/2035 •	19	20
3.787% due 02/01/2036 •	150	158
3.791% due 11/01/2037 •	12	12
3.794% due 08/25/2042 •(a)	22,250	3,778
3.806% due 04/01/2027 •	11	11
3.810% due 02/01/2036 •	29	30
3.816% due 03/01/2033 •	42	43
3.844% due 11/01/2035 •	750	763
3.854% due 05/01/2030 •	3	3
3.860% due 05/01/2024 •	2	2
3.871% due 06/01/2021 - 01/01/2036 •	625	658
3.874% due 03/25/2037 •(a)	68	9
3.875% due 02/01/2024 •	8	8
3.879% due 01/01/2037 •	25	26
3.890% due 09/01/2035 •	30	31
3.895% due 06/01/2030 •	21	21
3.909% due 03/01/2036 •	104	110
3.912% due 03/01/2035 - 03/01/2036 •	150	157
3.917% due 05/01/2035 •	34	36
3.922% due 12/01/2034 •	7	7
3.937% due 07/01/2021 •	5	5
3.950% due 02/01/2023 •	22	22
3.954% due 01/01/2036 •	145	153
3.958% due 04/01/2038 •	4	4
3.969% due 09/01/2022 •	15	16
3.975% due 12/01/2026 •	7	7
3.980% due 07/01/2021	125,500	128,921
3.984% due 07/01/2024 •	24	24
3.987% due 06/01/2023 •	32	32
3.990% due 05/01/2035 •	1,684	1,762
3.997% due 03/01/2036 •	87	91
4.000% due 11/25/2019 - 12/01/2048	4,422,735	4,514,244
4.000% due 12/01/2043 - 10/01/2048 (m)	2,736,048	2,792,418
4.004% due 05/01/2036 •	177	186
4.035% due 10/01/2034 •	50	51
4.038% due 09/01/2035 •	419	444
4.039% due 10/01/2035 •	108	112
4.040% due 02/01/2035 •	409	423
4.044% due 07/25/2036 •(a)	686	96
4.047% due 11/01/2025 •	12	13
4.048% due 04/01/2034 •	2	2
4.050% due 03/01/2034 - 03/01/2035 •	1,461	1,510
4.053% due 08/01/2035 •	112	118
4.064% due 09/01/2035 •	1,167	1,198
4.065% due 07/01/2033 •	3	3

4.071% due 05/01/2037 •	8	8
4.079% due 01/01/2036 •	176	183
4.083% due 04/01/2034 •	47	49
4.084% due 02/01/2027 •	52	53
4.090% due 01/01/2026 •	11	11
4.094% due 12/25/2036 - 06/25/2037 •(a)	458	65
4.099% due 10/01/2034 •	426	443
4.101% due 12/01/2027 •	95	98
4.102% due 10/01/2034 •	428	451
4.105% due 04/01/2027 •	12	12
4.108% due 07/01/2020 - 03/01/2036 •	249	259
4.117% due 11/01/2035 •	49	50
4.120% due 05/25/2035 ~	4,133	4,335
4.128% due 12/01/2035 •	26	26
4.134% due 12/25/2036 •(a)	242	41
4.140% due 04/01/2036 •	91	95
4.144% due 07/25/2037 •(a)	190	24
4.160% due 05/01/2030 •	4	4
4.165% due 08/01/2027 •	117	116
4.169% due 07/01/2024 •	15	15
4.175% due 09/01/2034 •	220	228
4.178% due 12/01/2033 •	272	283
4.184% due 05/01/2035 •	1,350	1,413
4.188% due 10/01/2035 •	256	269
4.190% due 11/01/2025 - 03/01/2034 •	1,329	1,389
4.197% due 05/01/2033 •	31	32
4.200% due 08/01/2035 •	222	222
4.207% due 08/01/2027 •	293	304
4.209% due 11/25/2040 •	2	1
4.217% due 06/01/2035 •	581	608
4.220% due 07/01/2026 •	6	6
4.223% due 09/01/2035 •	3	3
4.225% due 12/01/2034 •	17	18
4.228% due 12/01/2034 •	65	67
4.237% due 11/01/2025 - 05/01/2034 •	96	100
4.238% due 11/01/2034 •	318	330
4.243% due 06/01/2035 •	629	665
4.250% due 05/01/2035 •	475	499
4.254% due 05/25/2037 •(a)	60	9
4.257% due 06/01/2030 •	37	37
4.258% due 06/01/2035 - 12/01/2036 •	331	349
4.269% due 03/01/2025 - 09/01/2035 •	624	649
4.270% due 11/01/2031 - 12/01/2034 •	85	86
4.280% due 08/01/2026 •	18	19
4.285% due 07/01/2035 •	260	271
4.293% due 05/01/2038 •	10,265	10,761
4.295% due 06/01/2035 •	1,527	1,609
4.300% due 08/01/2035 •	172	180
4.303% due 05/01/2035 •	21	22
4.305% due 11/01/2025 •	146	153
4.310% due 06/01/2034 •	2	2
4.315% due 10/01/2019 •	3	3
4.327% due 07/01/2035 •	11	12
4.329% due 07/01/2035 •	525	544
4.330% due 09/01/2024 •	39	39
4.335% due 08/01/2033 •	5	5
4.338% due 04/01/2035 •	725	768
4.345% due 07/01/2026 - 11/01/2032 •	15	15
4.350% due 09/01/2034 •	3,347	3,486
4.353% due 07/01/2034 •	6	6
4.366% due 06/01/2029 •	4	4
4.367% due 08/01/2032 •	10	10
4.375% due 09/01/2036 •	1	1
4.377% due 05/01/2025 •	37	38
4.381% due 06/01/2021	324	335
4.381% due 08/01/2035 •	712	749
4.387% due 06/01/2035 •	19	20
4.390% due 09/01/2029 - 08/01/2035 •	1,344	1,407
4.395% due 08/01/2027 •	12	12
4.401% due 11/01/2035 •	112	118
4.402% due 09/01/2033 •	6	6
4.410% due 10/01/2034 - 06/01/2035 •	606	628
4.420% due 08/01/2035 •	140	147
4.449% due 09/01/2033 •	28	29
4.453% due 06/01/2033 •	18	18
4.455% due 07/01/2035 - 09/01/2035 •	107	111
4.457% due 12/01/2022 •	2	2
4.461% due 06/01/2025 •	100	103
4.468% due 07/01/2035 •	133	136
4.470% due 07/01/2035 - 09/01/2035 •	1,236	1,284
4.480% due 09/01/2023 •	50	50
4.482% due 09/01/2037 •	20	21
4.484% due 09/01/2035 •	27	28
4.487% due 09/01/2035 •	32	33
4.490% due 11/01/2034 •	778	823
4.493% due 12/01/2035 •	211	215

4.500% due 08/01/2019 - 11/01/2048	320,330	337,780
4.500% due 12/01/2025 •	38	38
4.500% due 08/01/2044 (m)	18,632	19,407
4.504% due 11/01/2034 •	9	9
4.508% due 08/01/2035 •	11	11
4.510% due 05/01/2026 - 09/01/2035 •	370	386
4.515% due 09/01/2035 •	160	163
4.518% due 10/01/2024 •	16	16
4.520% due 10/01/2035 •	177	186
4.527% due 07/01/2034 •	597	628
4.528% due 10/01/2035 •	119	124
4.532% due 02/01/2028 - 11/01/2035 •	217	222
4.534% due 09/01/2037 •	3	3
4.540% due 08/01/2035 - 11/01/2035 •	559	588
4.545% due 10/01/2035 •	11	12
4.547% due 07/01/2035 •	513	535
4.560% due 09/01/2035 •	389	409
4.575% due 06/01/2025 - 10/01/2027 •	36	36
4.582% due 11/01/2025 •	6	6
4.585% due 10/01/2035 •	46	47
4.586% due 11/01/2035 •	2,555	2,682
4.591% due 11/01/2035 •	1,008	1,059
4.602% due 05/01/2035 •	9	9
4.609% due 11/01/2034 •	241	253
4.615% due 02/01/2028 •	8	8
4.619% due 08/01/2023 •	6	6
4.640% due 06/01/2036 •	42	43
4.643% due 10/01/2035 •	25	26
4.646% due 02/01/2036 •	43	46
4.662% due 07/01/2035 - 08/01/2035 •	239	248
4.690% due 11/01/2023 •	58	58
4.692% due 09/01/2035 •	41	43
4.700% due 11/01/2023 •	8	8
4.711% due 12/01/2025 •	50	50
4.732% due 04/01/2024 •	24	24
4.737% due 12/01/2023 •	14	14
4.780% due 11/01/2035 •	312	321
4.787% due 11/01/2035 •	385	403
4.906% due 10/01/2026 •	5	5
4.947% due 12/01/2030 •	6	6
4.994% due 09/25/2038 •(a)	110	3
5.000% due 06/01/2019 - 02/01/2045	16,932	17,835
5.000% due 10/01/2023 - 10/01/2024 •	7	8
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	5	5
5.030% due 05/01/2024	1,992	2,193
5.188% due 09/01/2034 •	62	66
5.379% due 12/25/2042 ~	8,300	8,722
5.500% due 09/01/2019 - 12/01/2048	78,246	82,658
5.510% due 10/25/2043 •	47,181	48,992
5.750% due 12/20/2027 - 08/25/2034	1,220	1,321
6.000% due 01/01/2019 - 10/25/2044	130,627	141,347
6.000% due 02/01/2038 - 10/01/2040 (m)	47,103	51,439
6.250% due 07/01/2024 - 02/25/2029	243	258
6.300% due 10/17/2038	357	357
6.500% due 04/01/2019 - 02/25/2047	17,428	19,156
6.500% due 10/25/2042 ~	6,353	7,062
6.750% due 10/25/2023	34	36
6.900% due 05/25/2023	4	5
6.930% due 08/25/2037 ~	35	36
7.000% due 03/25/2020 - 01/25/2048	2,521	2,715
7.375% due 05/25/2022	95	100
7.500% due 12/25/2019 - 07/25/2041	439	480
7.500% due 06/19/2041 ~	11	12
7.750% due 01/25/2022	27	28
7.800% due 10/25/2022	23	24
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	3,035	3,397
8.000% due 08/18/2027 (a)	2	0
8.500% due 03/01/2020 - 07/01/2037	840	921
8.750% due 01/25/2021	6	7
8.952% due 03/25/2039 ~	2	2
9.000% due 11/25/2019 - 11/01/2025	96	101
9.000% due 06/25/2022 (a)	3	0
9.162% due 09/25/2028 ~	1	1
9.500% due 02/25/2019 - 03/01/2026	32	32
10.000% due 08/01/2020 - 05/01/2022	2	2
Fannie Mae, TBA
3.000% due 01/01/2034 - 02/01/2049	7,085,680	6,932,943
3.500% due 01/01/2034 - 02/01/2049	11,177,650	11,191,136
4.000% due 01/01/2049 - 02/01/2049	5,911,470	6,024,420
4.500% due 01/01/2034 - 02/01/2049	1,674,450	1,733,659
5.000% due 01/01/2049 - 02/01/2049	73,600	77,106
5.500% due 01/01/2049 - 02/01/2049	314,600	333,182
6.000% due 01/01/2049	66,000	70,906
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	1,719	1,718

Federal Housing Administration
6.896% due 07/01/2020	415	415
7.430% due 10/01/2020 - 02/01/2024	295	295
Freddie Mac
0.200% due 09/25/2043 (a)	897,271	1,993
1.259% due 08/25/2022 ~(a)	146,445	5,571
1.436% due 05/15/2038 ~(a)	2,670	147
1.472% due 11/15/2038 ~(a)	31,540	1,532
1.513% due 06/15/2039 ~(a)	10,592	511
1.515% due 06/25/2020 ~(a)	14,880	247
1.580% due 10/15/2041 ~(a)	5,927	243
1.918% due 12/01/2026 •	97	96
2.355% due 12/25/2036 •	840	841
2.636% due 08/25/2031 •	203	202
2.704% due 05/01/2021 •	11	11
2.705% due 07/15/2034 •	86	85
2.739% due 11/15/2042 •	16,244	16,253
2.755% due 02/15/2037 •	5	5
2.795% due 02/15/2037 •	12	12
2.805% due 12/15/2029 •	30	30
2.855% due 06/15/2031 - 05/15/2041 •	1,941	1,944
2.875% due 03/01/2021 •	1	1
2.880% due 10/25/2023 •	32	33
2.905% due 11/15/2030 - 12/15/2031 •	32	32
2.955% due 06/15/2030 - 12/15/2032 •	62	63
2.997% due 09/25/2025 •	15,478	15,494
3.000% due 03/01/2027	17	17
3.000% due 08/15/2027 (a)	9,492	764
3.005% due 01/15/2042 •	153	154
3.012% due 01/01/2021 •	2	2
3.035% due 05/15/2032 - 07/15/2037 •	2,944	2,976
3.047% due 09/25/2022 •	34,826	34,874
3.055% due 01/01/2022 •	9	9
3.125% due 08/15/2037 •	3,668	3,717
3.156% due 02/25/2045 •	11,325	11,263
3.165% due 10/15/2037 •	1,480	1,504
3.175% due 05/15/2037 •	1,057	1,074
3.185% due 05/15/2040 •	20	21
3.205% due 08/15/2036 •	27	27
3.305% due 11/15/2039 •	23	23
3.370% due 10/25/2023 •	161	166
3.375% due 05/01/2023 •	1	1
3.430% due 01/01/2036 •	1	1
3.434% due 04/01/2036 •	214	222
3.455% due 02/15/2021 •	1	1
3.472% due 03/01/2035 •	184	193
3.500% due 06/01/2019 - 12/01/2048	78,285	78,878
3.500% due 03/01/2035 •	20	20
3.506% due 05/25/2043 •	4,446	4,547
3.534% due 04/01/2029 •	3	3
3.545% due 06/15/2042 - 08/15/2042 •(a)	38,931	6,129
3.557% due 07/25/2044 •	1,853	1,924
3.558% due 02/01/2038 •	3	3
3.561% due 04/01/2025 •	3	3
3.696% due 05/01/2035 •	4,019	4,193
3.795% due 02/15/2038 •(a)	427	51
3.812% due 03/01/2035 •	7	8
3.825% due 01/01/2037 •	33	34
3.845% due 05/15/2039 •(a)	365	51
3.853% due 03/01/2036 •	42	44
3.855% due 05/01/2037 •	97	100
3.872% due 01/01/2024 •	2	2
3.889% due 07/01/2025 •	41	42
3.896% due 08/15/2032 ~	267	271
3.926% due 06/01/2033 •	85	89
3.948% due 10/01/2023 •	16	16
3.957% due 03/01/2036 •	81	82
3.983% due 03/01/2024 •	18	18
3.995% due 03/15/2037 •(a)	264	40
4.000% due 05/01/2019 - 12/01/2048	2,232,917	2,278,595
4.000% due 11/01/2048 (m)	1,142,023	1,165,004
4.001% due 04/01/2036 •	12	12
4.005% due 10/01/2022 •	10	10
4.008% due 06/01/2037 •	4	4
4.041% due 05/01/2023 •	6	6
4.045% due 08/15/2036 •(a)	160	24
4.055% due 12/15/2041 •(a)	16,320	2,886
4.070% due 02/01/2037 •	3	3
4.074% due 07/01/2020 •	13	13
4.086% due 09/01/2035 •	21	21
4.118% due 02/01/2036 •	92	96
4.124% due 01/25/2036 ~	1,692	1,688
4.125% due 09/15/2036 •(a)	233	38
4.130% due 06/01/2022 •	17	18
4.140% due 06/01/2022 •	55	56
4.144% due 11/01/2028 •	169	173

4.160% due 05/01/2037 •	19	20
4.171% due 09/01/2023 •	2	2
4.172% due 08/01/2035 •	11	12
4.178% due 04/01/2025 •	1	2
4.195% due 11/15/2036 •(a)	8,386	1,333
4.196% due 02/01/2025 •	4	4
4.216% due 09/01/2035 •	7	7
4.223% due 05/01/2023 •	16	16
4.230% due 09/01/2023 •	8	8
4.235% due 07/01/2022 •	17	17
4.245% due 05/01/2036 •	58	61
4.246% due 08/01/2023 •	59	60
4.248% due 10/01/2026 •	86	88
4.251% due 05/01/2023 •	8	8
4.254% due 07/01/2023 •	9	9
4.295% due 07/01/2035 •	1,105	1,157
4.315% due 02/01/2026 - 06/01/2035 •	7,511	7,865
4.317% due 05/01/2027 •	3	3
4.321% due 06/01/2024 •	99	100
4.331% due 01/01/2034 •	1,340	1,410
4.345% due 08/01/2035 •	318	332
4.347% due 07/01/2032 •	1	1
4.355% due 09/01/2023 •	45	46
4.365% due 08/01/2023 - 10/01/2024 •	22	22
4.367% due 01/01/2028 •	8	9
4.375% due 04/01/2023 - 08/01/2023 •	13	13
4.399% due 02/01/2037 •	4	4
4.403% due 10/01/2035 •	102	106
4.409% due 08/01/2035 - 09/01/2037 •	43	45
4.425% due 08/01/2035 •	6	6
4.432% due 07/01/2027 •	4	4
4.437% due 07/01/2030 •	125	130
4.438% due 08/01/2035 •	4,866	5,131
4.459% due 06/01/2024 •	46	48
4.463% due 04/01/2024 •	50	51
4.466% due 07/01/2024 •	8	8
4.485% due 09/01/2035 •	1,466	1,535
4.490% due 09/01/2023 •	17	17
4.500% due 04/01/2019 - 11/01/2048	215,836	223,985
4.521% due 09/01/2035 •	53	56
4.523% due 08/01/2023 •	165	168
4.526% due 11/01/2023 •	31	32
4.529% due 10/01/2035 •	3,821	4,006
4.530% due 07/01/2033 •	1	1
4.552% due 07/01/2035 •	2,124	2,235
4.554% due 07/01/2036 •	1	1
4.570% due 10/01/2035 •	2,024	2,121
4.595% due 10/01/2035 •	3,312	3,472
4.606% due 10/01/2023 •	21	21
4.607% due 07/01/2023 •	25	26
4.619% due 09/01/2023 - 11/01/2034 •	231	239
4.626% due 12/01/2035 •	66	69
4.629% due 08/01/2023 •	8	8
4.640% due 11/01/2026 - 05/01/2037 •	217	221
4.643% due 07/01/2032 •	15	15
4.655% due 10/01/2024 •	5	5
4.675% due 10/01/2023 •	24	25
4.685% due 11/01/2035 •	159	162
4.689% due 10/01/2023 •	35	36
4.697% due 11/01/2035 •	2,812	2,960
4.700% due 10/01/2023 •	57	58
4.709% due 10/01/2035 •	1,899	2,001
4.740% due 11/01/2023 •	1	1
4.745% due 11/01/2035 •	1,885	1,984
4.750% due 12/01/2022 •	1	1
4.756% due 10/01/2023 - 04/01/2029 •	60	61
4.875% due 12/01/2023 •	34	34
4.918% due 07/01/2019 •	5	5
5.000% due 01/01/2019 - 07/01/2040	7,987	8,449
5.045% due 06/01/2030 •	128	132
5.500% due 06/01/2019 - 03/01/2038	4,524	4,900
5.551% due 11/15/2033 •	452	466
5.592% due 09/15/2043 - 12/15/2043 •	25,063	26,579
5.835% due 02/15/2041 •	9	10
5.950% due 06/15/2028	9,030	9,644
6.000% due 02/01/2019 - 10/15/2036	19,099	20,951
6.250% due 12/15/2028	154	165
6.500% due 09/15/2021 - 10/25/2043	43,223	48,005
7.000% due 11/15/2020 - 10/25/2043	9,879	11,266
7.000% due 09/15/2023 (a)	2	0
7.400% due 02/01/2021	6	6
7.500% due 01/15/2021 - 10/01/2036	2,799	3,097
7.645% due 05/01/2025	4,142	4,619
8.000% due 04/15/2021 - 06/01/2025	401	437
8.250% due 06/15/2022	20	21
8.500% due 06/15/2021 - 06/01/2030	134	139

8.750% due 12/15/2020	7	7
8.900% due 11/15/2020	5	5
9.000% due 09/15/2020 - 07/01/2030	36	38
9.500% due 09/01/2020 - 12/01/2022	3	3
11.550% due 05/15/2033 •	198	246
23.909% due 08/15/2037 •	639	1,051
Freddie Mac, TBA
3.000% due 01/01/2049	764,200	744,905
3.500% due 01/01/2049	1,602,000	1,601,621
4.500% due 01/01/2049	245,400	254,128
5.500% due 01/01/2049	81,000	85,736
Ginnie Mae
0.868% due 11/16/2043 ~(a)	90,894	3,113
2.500% due 03/15/2043 - 07/15/2043	266	256
2.699% due 05/20/2047 •	3,088	3,091
2.734% due 06/20/2065 •	37,670	37,743
2.744% due 05/20/2065 - 09/20/2065 •	38,240	38,320
2.774% due 02/20/2067 •	15,257	15,284
2.784% due 06/20/2067 •	4,157	4,169
2.814% due 01/20/2061 - 03/20/2065 •	12,062	12,087
2.855% due 06/16/2031 - 03/16/2032 •	103	103
2.864% due 05/20/2065 •	6,858	6,877
2.884% due 04/20/2062 - 06/20/2065 •	15,983	16,039
2.894% due 06/20/2065 •	5,435	5,458
2.914% due 03/20/2062 - 08/20/2065 •	21,812	21,912
2.934% due 08/20/2065 •	50,498	50,780
2.955% due 04/16/2032 •	6	6
2.974% due 12/20/2065 •	24,593	24,775
3.002% due 02/20/2060 •	2,139	2,151
3.005% due 12/16/2025 •	18	18
3.064% due 12/20/2065 - 08/20/2066 •	37,827	38,259
3.110% due 04/20/2063 - 05/20/2063 •	9,957	9,978
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	3,586	3,659
3.125% due 11/20/2024 - 10/20/2038 •	2,674	2,754
3.164% due 04/20/2066 - 11/20/2066 •	34,515	35,074
3.234% due 07/20/2065 •	2,399	2,439
3.247% due 04/20/2067 •	13,018	13,360
3.314% due 01/20/2066 - 03/20/2066 •	50,737	51,831
3.364% due 02/20/2066 •	37,793	38,621
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	2,886	2,943
3.375% due 02/20/2025 - 02/20/2034 •	4,227	4,332
3.420% due 03/20/2031 •	16	16
3.464% due 03/20/2066 •	12,165	12,496
3.500% due 12/20/2020 - 03/20/2025 ~	23	24
3.500% due 10/15/2041 - 11/20/2048	112,377	113,272
3.527% due 06/20/2067 •	19,367	19,914
3.529% (H15T1Y + 1.500%) due 02/20/2060 ~	28,498	29,031
3.625% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	3,453	3,517
3.625% due 05/20/2024 - 04/20/2041 •	6,381	6,566
3.750% (H15T1Y + 1.500%) due 04/20/2019 - 09/20/2026 ~	4,310	4,407
3.750% due 08/20/2024 - 06/20/2041 •	2,858	2,927
3.846% due 11/20/2067 •	4,302	4,434
3.875% (H15T1Y + 1.500%) due 01/20/2025 ~	5	5
3.950% due 07/15/2025	68	70
4.000% (H15T1Y + 1.500%) due 08/20/2020 ~	19	19
4.000% due 05/20/2041 - 08/20/2048	10,698	11,050
4.000% due 02/20/2044 (a)	43,966	9,018
4.000% due 09/20/2048 (m)	82,609	84,694
4.145% due 07/16/2031 - 08/16/2033 •(a)	874	124
4.500% due 11/16/2028 - 08/15/2033	749	748
4.750% due 07/20/2035	1,203	1,284
5.000% due 07/15/2033 - 09/15/2047	11,493	12,105
5.500% due 05/15/2021 - 03/16/2034	1,212	1,300
6.000% due 08/15/2019 - 12/20/2041	6,629	6,798
6.500% due 11/15/2023 - 09/20/2038	323	353
6.750% due 10/16/2040 ~	423	447
7.000% due 12/15/2022 - 10/15/2034	350	388
7.500% due 02/15/2022 - 02/15/2035	224	249
7.750% due 08/20/2025 - 12/15/2040	1,392	1,396
8.000% due 03/20/2022 - 10/20/2031	270	290
8.500% due 11/20/2021 - 04/15/2031	190	201
9.000% due 02/15/2019 - 01/15/2031	111	115
9.500% due 01/20/2020 - 12/15/2026	11	11
10.000% due 03/20/2019 - 02/15/2025	4	2
Ginnie Mae, TBA
3.000% due 01/01/2049	12,000	11,823
4.000% due 01/01/2049	468,040	479,377
5.000% due 01/01/2049 - 02/01/2049	1,297,600	1,349,940
Small Business Administration
3.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	13	13
4.340% due 03/01/2024	24	24
4.350% due 07/01/2023	53	54
4.625% due 02/01/2025	170	174
4.770% due 04/01/2024	95	98
4.840% due 02/01/2023	46	47
4.870% due 12/01/2024	158	163

4.890% due 12/01/2023		89	92
4.930% due 01/01/2024		184	190
4.950% due 03/01/2025		216	223
5.110% due 08/01/2025		61	63
5.130% due 09/01/2023		556	575
5.190% due 07/01/2024		25	25
5.240% due 08/01/2023		48	49
5.310% due 05/01/2027		55	58
5.320% due 04/01/2027		68	71
5.340% due 11/01/2021		316	322
5.510% due 11/01/2027		89	95
5.520% due 06/01/2024		511	532
5.600% due 09/01/2028		300	323
5.780% due 08/01/2027		10	11
5.820% due 07/01/2027		497	523
5.870% due 07/01/2028		156	166
6.020% due 08/01/2028		133	143
6.070% due 07/01/2026		144	151
6.290% due 01/01/2021		28	28
6.340% due 03/01/2021		194	198
6.440% due 02/01/2021		68	70
6.900% due 12/01/2020		55	55
7.060% due 11/01/2019		28	28
7.190% due 12/01/2019		7	7
7.200% due 10/01/2019		15	15
7.630% due 06/01/2020		67	69
Vendee Mortgage Trust
0.078% due 06/15/2023 ~(a)		3,251	1
6.351% due 01/15/2030 ~		664	739
6.500% due 09/15/2024		2,808	3,019

Total U.S. Government Agencies (Cost $44,191,349)			44,766,335

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (h)
0.375% due 01/15/2027		107,399	102,087
0.625% due 01/15/2024		67,514	66,482
0.625% due 01/15/2026 (o)(q)		615,952	599,984
0.750% due 07/15/2028 (o)		349,127	342,003
0.875% due 02/15/2047 (o)		55,838	51,382

Total U.S. Treasury Obligations (Cost $1,164,665)			1,161,938

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.0%
Adjustable Rate Mortgage Trust
2.626% due 08/25/2036 •		5,268	2,995
3.046% due 11/25/2035 •		19	18
3.656% due 03/25/2035 •		4,556	4,271
3.915% due 01/25/2036 ^~		2,931	2,767
3.989% due 09/25/2035 ~		1,863	1,502
4.038% due 03/25/2035 ~		1,446	1,434
4.106% due 11/25/2035 ^~		352	296
4.119% due 10/25/2035 ^~		4,048	3,799
4.156% due 09/25/2035 ^~		178	167
4.347% due 07/25/2035 ~		852	827
4.392% due 08/25/2035 ~		1,014	1,001
4.403% due 11/25/2035 ^~		3,245	3,066
4.485% due 01/25/2036 ~		1,821	1,569
4.902% due 07/25/2035 ~		1,909	1,892
5.096% due 03/25/2036 ^~		211	171
Aggregator of Loans Backed by Assets PLC
1.981% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	399	509
American Home Mortgage Assets Trust
3.712% due 11/25/2035 ^~		$5,571	5,075
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •		1,660	1,655
4.385% due 09/25/2045 •		1,622	1,613
4.619% due 02/25/2044 •		29	28
4.635% due 12/25/2035 •		1,608	998
4.635% due 11/25/2045 ^•		5,631	4,183
4.885% due 02/25/2045 •		426	426
Ashford Hospitality Trust
3.455% due 05/15/2035 •		50,900	50,706
Banc of America Alternative Loan Trust
2.906% due 05/25/2035 ^•		580	485
6.000% due 11/25/2035 ^		809	809
6.000% due 07/25/2046 ^		1,508	1,322
Banc of America Funding Trust
2.606% due 04/25/2037 ^•		270	215
2.660% due 10/20/2036 •		12,678	11,215
2.660% due 10/20/2046 ^•		1,990	1,832
2.716% due 04/25/2037 ^•		2,294	1,856
2.770% due 02/20/2035 •		423	420
2.906% due 05/25/2037 ^•		4,468	3,917
3.050% due 05/20/2035 ^•		562	487

3.773% due 03/20/2036 ~	202	189
3.847% due 05/20/2036 ^~	1,164	1,102
3.849% due 04/20/2036 ^~	2,729	2,510
3.945% due 03/20/2036 ~	502	485
4.317% due 02/20/2036 ^~	2,880	2,694
4.339% due 09/20/2046 ^~	2,341	2,118
4.356% due 05/25/2035 ~	42	44
4.375% due 09/20/2047 ^~	3,201	2,807
4.409% due 10/20/2046 ^~	3,010	2,565
4.447% due 01/20/2047 ^~	89	85
4.562% due 03/20/2035 ~	277	279
4.647% due 11/20/2034 ~	3,377	3,291
4.746% due 09/20/2034 ~	163	166
4.870% due 11/20/2035 ^~	1,556	1,464
5.500% due 09/25/2034	3,269	3,169
5.750% due 10/25/2035	1,776	1,670
5.750% due 09/25/2036	1,455	1,425
5.753% due 10/25/2036 ^Ø	562	509
5.837% due 01/25/2037 ^Ø	468	441
5.888% due 04/25/2037 ^Ø	1,602	1,384
6.000% due 09/25/2036	2,729	2,647
6.000% due 09/25/2036 ^	224	211
6.000% due 09/25/2036 •	267	253
6.000% due 03/25/2037 ^	7,547	6,639
6.000% due 08/25/2037 ^	7,641	7,022
6.020% due 10/20/2046 ^~	1,771	1,386
Banc of America Mortgage Trust
3.681% due 02/25/2035 ~	1,198	1,189
3.928% due 02/25/2035 ~	276	273
4.148% due 04/25/2034 ~	62	63
4.193% due 05/25/2034 ~	337	341
4.208% due 07/25/2035 ~	1,101	1,013
4.239% due 11/25/2034 ~	1,130	1,150
4.239% due 07/25/2035 ^~	650	605
4.371% due 08/25/2035 ^~	4,117	4,097
4.402% due 01/25/2036 ~	2,044	1,920
4.460% due 05/25/2033 ~	434	443
4.487% due 07/25/2034 ~	90	92
4.521% due 11/25/2035 ^~	411	411
4.587% due 11/25/2034 ~	603	608
4.686% due 09/25/2033 ~	546	546
4.725% due 07/25/2035 ~	441	432
4.817% due 07/20/2032 ~	93	94
4.871% due 11/25/2034 ~	226	237
5.500% due 12/25/2020	251	252
5.500% due 05/25/2037 ^	400	345
6.000% due 07/25/2046 ^•	1,067	1,013
6.500% due 10/25/2031	25	25
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	24,891	24,950
Bayview Commercial Asset Trust
2.936% due 08/25/2034 •	196	195
BCAP LLC Trust
2.455% due 11/26/2036 •	2,716	2,559
2.475% due 11/26/2036 •	17,578	16,972
2.501% due 07/26/2036 ~	2,568	2,476
2.644% due 11/26/2046 •	2,874	2,871
2.716% due 05/25/2047 •	83	76
2.726% due 05/25/2047 ^•	9,655	9,004
2.793% due 01/26/2047 •	10,860	9,992
3.732% due 03/26/2037 ~	3,064	2,692
3.856% due 05/26/2036 ~	7,317	5,968
3.881% due 07/26/2036 ~	961	878
4.074% due 08/26/2036 ~	13,052	11,711
4.120% due 02/26/2036 ~	1,173	1,175
4.206% due 07/26/2036 ~	5,976	5,705
4.293% due 01/26/2034 ~	625	613
4.479% due 03/26/2037 ~	1,561	1,547
4.501% due 06/26/2035 ~	1,402	1,394
4.748% due 10/26/2036 ~	1,242	1,277
4.931% due 03/26/2037 Ø	17,443	17,301
5.000% due 01/26/2021 ~	1,612	1,613
5.250% due 06/26/2036	37,859	25,932
5.250% due 04/26/2037	25,576	21,251
5.250% due 04/26/2037 ~	6,032	5,348
5.250% due 06/26/2037	3,299	3,106
5.250% due 08/26/2037 ~	2,633	2,684
5.500% due 11/25/2034 ^	4,596	4,395
6.000% due 10/26/2037 ~	3,663	3,240
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	979	947
3.123% due 05/25/2034 ~	6	5
3.546% due 03/25/2035 ~	731	723
3.903% due 03/25/2035 ~	1,916	1,868
3.950% due 04/25/2033 ~	61	62
3.961% due 05/25/2047 ^~	16,218	15,024

4.000% due 05/25/2034 ~	1	0
4.005% due 04/25/2034 ~	1,010	1,014
4.035% due 02/25/2033 ~	25	23
4.069% due 06/25/2035 ^~	564	538
4.088% due 02/25/2036 ^~	8,648	8,110
4.125% due 04/25/2034 ~	1	1
4.153% due 02/25/2047 ~	2,842	2,938
4.156% due 09/25/2034 ~	1,023	1,023
4.157% due 08/25/2033 ~	14	13
4.170% due 11/25/2034 ~	1,881	1,829
4.172% due 08/25/2035 ^~	6,311	5,844
4.182% due 04/25/2033 ~	361	360
4.186% due 05/25/2033 ~	442	450
4.263% due 07/25/2034 ~	143	140
4.263% due 08/25/2035 ~	1,141	998
4.291% due 01/25/2034 ~	19	19
4.319% due 04/25/2033 ~	793	799
4.343% due 01/25/2035 ~	88	87
4.368% due 02/25/2034 ~	688	702
4.383% due 07/25/2034 ~	287	291
4.427% due 01/25/2035 ~	384	374
4.479% due 02/25/2036 ^~	826	791
4.488% due 10/25/2035 ~	24,324	24,417
4.689% due 01/25/2034 ~	1,145	1,156
4.730% due 10/25/2035 •	9,892	9,992
4.750% due 10/25/2034 ~	26	25
4.835% due 01/25/2034 ~	1,495	1,531
4.910% due 02/25/2036 •	3,061	3,085
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	2,025	2,015
2.706% due 02/25/2034 •	28	25
2.826% due 08/25/2036 ^•	9,959	10,249
2.826% due 01/25/2047 ^•	3,865	3,961
2.846% due 08/25/2036 ^•	3,525	2,695
2.928% due 02/25/2034 ~	119	110
2.946% due 04/25/2035 •	714	709
2.986% due 02/25/2036 •	1,832	1,741
3.006% due 03/25/2035 •	29	29
3.206% due 09/25/2034 •	523	521
3.791% due 03/25/2036 ^~	3,941	3,380
3.839% due 05/25/2036 ^~	7,552	5,418
3.848% due 08/25/2036 ^~	4,574	3,734
3.867% due 08/25/2036 ^~	56	37
3.906% due 05/25/2036 ^~	6,914	5,326
3.919% due 10/25/2033 ~	15	16
3.939% due 11/25/2036 ^~	2,336	1,933
3.949% due 04/25/2035 ~	7	7
3.952% due 11/25/2036 ^~	5,098	4,535
3.957% due 11/25/2035 ^~	4,273	3,434
3.975% due 01/25/2036 ^~	8,700	8,680
4.018% due 03/25/2036 ^~	7,568	6,394
4.032% due 05/25/2035 ~	49,187	49,707
4.035% due 02/25/2036 ^~	1,115	972
4.040% due 03/25/2036 ~	15,254	11,111
4.090% due 05/25/2035 ~	138	142
4.093% due 01/25/2035 ~	2,051	1,698
4.209% due 09/25/2035 ^~	20,783	17,264
4.285% due 09/25/2034 ~	559	529
4.328% due 08/25/2034 ~	50	51
4.329% due 02/25/2034 ~	2,201	2,263
4.418% due 12/25/2046 ^~	501	424
4.438% due 12/25/2033 ~	872	875
4.463% due 11/25/2036 ~	1,172	1,078
4.512% due 07/25/2035 ^~	9,440	7,662
Bear Stearns Mortgage Funding Trust
2.666% due 12/25/2046 •	28,603	27,186
Bear Stearns Mortgage Securities, Inc.
4.256% due 06/25/2030 ~	6	6
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	2,317	2,097
5.425% due 12/26/2046 ^~	2,253	2,107
BellaVista Mortgage Trust
2.720% due 05/20/2045 •	22	16
BX Trust
3.375% due 07/15/2034 •	15,862	15,725
Chase Mortgage Finance Trust
3.743% due 01/25/2036 ^~	9,167	8,352
3.756% due 02/25/2037 ~	2,669	2,647
3.781% due 03/25/2037 ^~	179	174
4.065% due 09/25/2036 ^~	546	507
4.075% due 03/25/2037 ^~	4,226	4,142
4.137% due 02/25/2037 ~	313	314
4.151% due 12/25/2035 ^~	2,286	2,195
4.171% due 02/25/2037 ~	261	264
4.281% due 12/25/2035 ^~	5,696	5,554
4.281% due 12/25/2035 ~	9,757	9,518

4.294% due 09/25/2036 ^~	64	61
4.369% due 02/25/2037 ~	40	41
4.454% due 02/25/2037 ~	24	25
5.500% due 12/25/2022 ^	5,554	3,927
5.500% due 03/25/2037	32	26
6.000% due 11/25/2036 ^	1,545	1,080
6.000% due 02/25/2037 ^	827	622
6.000% due 03/25/2037 ^	822	670
ChaseFlex Trust
2.656% due 08/25/2037 •	7,869	8,060
2.846% due 08/25/2037 •	8,046	8,362
3.006% due 06/25/2035 •	2,355	1,252
4.270% due 08/25/2037 ^Ø	1,197	1,145
5.000% due 07/25/2037 ^	1,929	1,598
6.000% due 02/25/2037 ^	1,726	1,202
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.656% due 01/25/2036 •	878	858
2.686% due 05/25/2036 •	1,052	1,035
2.686% due 07/25/2036 •	745	734
2.756% due 08/25/2035 •	421	416
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	53	53
5.500% due 04/25/2037	596	587
6.000% due 08/25/2036	752	743
6.000% due 04/25/2037	13,886	13,511
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	41	41
Citigroup Commercial Mortgage Trust
3.555% due 07/15/2030 •	4,766	4,764
Citigroup Global Markets Mortgage Securities, Inc.
3.006% due 05/25/2032 •	58	57
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~	31,895	256
0.000% due 02/25/2058 «~	35,400	27
0.000% due 09/25/2064 ~	49	48
0.110% due 02/25/2058 ~(a)	31,582	200
0.200% due 02/25/2058 ~(a)	20,240	417
2.576% due 01/25/2037 •	459	428
3.115% due 08/25/2035 ^•	2,094	1,967
3.254% due 10/25/2046 ^~	2,901	2,587
3.500% due 02/25/2058 ~	14,328	10,914
3.732% due 03/25/2037 ^~	2,096	1,891
4.009% due 09/25/2064 ~	49,665	46,222
4.202% due 07/25/2046 ^~	2,528	2,309
4.266% due 08/25/2035 ~	4,858	3,819
4.380% due 08/25/2035 ~	12,583	12,591
4.539% due 04/25/2037 ^~	1,588	1,376
4.820% due 10/25/2035 •	8,865	8,975
6.250% due 11/25/2037 ~	3,167	2,336
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	1,523	1,489
3.897% due 05/25/2035 ~	1,091	1,096
3.996% due 02/25/2034 ~	886	889
4.179% due 12/25/2035 ^~	1,786	1,320
5.500% due 11/25/2035 ^	1,845	1,827
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.275% due 09/25/2035 ~	20,420	18,250
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	339	339
6.000% due 09/25/2036	402	376
6.000% due 06/25/2037 ^	995	962
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	13	13
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,203
Community Program Loan Trust
4.500% due 04/01/2029	3,985	3,943
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,377	1,108
6.000% due 08/25/2037 ^~	1,529	1,169
7.648% due 08/25/2037 ^~	1,672	1,189
Countrywide Alternative Loan Trust
2.605% due 11/25/2035 •	1,690	1,101
2.660% due 09/20/2046 •	3,062	2,580
2.666% due 12/25/2046 ^•	468	463
2.676% due 11/25/2036 •	1,669	1,608
2.676% due 01/25/2037 ^•	406	397
2.676% due 06/25/2046 •	666	640
2.686% due 11/25/2036 •	21,019	19,673
2.696% due 07/25/2046 ^•	1,806	1,640
2.696% due 09/25/2046 ^•	11,179	10,298
2.700% due 07/20/2035 •	41	40
2.706% due 04/25/2047 •	5,786	5,401
2.716% due 05/25/2035 •	132	125
2.716% due 07/25/2046 ^•	238	214
2.756% due 09/25/2046 ^•	948	745

2.756% due 10/25/2046 ^•	172	135
2.766% due 07/25/2036 •	22,720	17,916
2.766% due 07/25/2046 ^•	505	297
2.770% due 11/20/2035 •	20	19
2.776% due 05/25/2036 ^•	10	4
2.786% due 12/25/2035 •	24	24
2.796% due 02/25/2036 ^•	2,057	1,695
2.836% due 09/25/2035 •	890	742
2.856% due 05/25/2036 ^•	3,268	2,085
2.856% due 08/01/2036 ^•	1,637	1,027
2.856% due 05/25/2037 ^•	180	104
2.895% due 06/25/2034 •	1,758	1,719
3.006% due 04/25/2036 •	8,612	4,652
3.026% due 12/25/2035 •	831	811
3.046% due 01/25/2036 •	526	503
3.056% due 08/25/2034 •	20	19
3.056% due 10/25/2036 ^•	2,937	1,895
3.085% due 11/25/2035 •	291	282
3.157% due 12/25/2035 •	393	347
3.157% due 02/25/2036 •	478	438
3.186% due 10/25/2035 •	2,970	2,246
3.206% due 10/25/2035 ^•	1,331	1,111
3.257% due 08/25/2035 ^•	124	91
3.306% due 12/25/2035 ^•	1,994	1,741
3.537% due 11/25/2047 ^•	5,499	4,766
3.556% due 06/25/2034 •	8,402	8,007
3.606% due 02/25/2036 ^•	4,242	3,686
3.637% due 01/25/2036 •	43	43
3.806% due 10/25/2035 ^•	17,213	15,493
3.888% due 02/25/2037 ^~	15,653	15,164
4.118% due 11/25/2035 ^~	999	907
4.179% due 10/25/2035 ^~	334	284
5.250% due 06/25/2035 ^	543	497
5.500% due 07/25/2035 ^	2,170	1,817
5.500% due 11/25/2035 ^	5,217	4,574
5.500% due 11/25/2035	2,267	1,735
5.500% due 12/25/2035 ^	1,721	1,484
5.500% due 02/25/2036 ^	1,548	1,339
5.750% due 03/25/2037 ^•	886	755
5.750% due 07/25/2037 ^	168	142
6.000% due 10/25/2033	299	306
6.000% due 03/25/2035 ^	194	144
6.000% due 04/25/2036 ^	1,306	967
6.000% due 05/25/2036 ^	1,386	1,063
6.000% due 06/25/2036 ^	855	682
6.000% due 08/01/2036 ^	260	219
6.000% due 08/25/2036 ^	2,641	2,166
6.000% due 08/25/2036 ^•	1,401	1,149
6.000% due 11/25/2036 ^	73	60
6.000% due 02/25/2037	427	354
6.000% due 02/25/2037 ^	6,903	4,819
6.000% due 03/25/2037 ^	1,868	1,341
6.000% due 04/25/2037 ^	3,986	3,019
6.000% due 05/25/2037 ^	400	286
6.000% due 08/25/2037 ^	577	525
6.250% due 12/25/2033	38	38
6.250% due 11/25/2036 ^	608	524
6.250% due 08/25/2037 ^	2,658	2,204
6.500% due 05/25/2036 ^	2,467	1,929
6.500% due 09/25/2036	1,235	1,047
6.500% due 08/25/2037 ^	7,953	5,730
6.500% due 09/25/2037 ^	1,828	1,249
12.908% due 07/25/2035 •	1,054	1,209
Countrywide Home Loan Mortgage Pass-Through Trust
2.833% due 04/25/2035 ^~	106	85
2.846% due 03/25/2036 •	382	149
2.856% due 02/25/2036 ^•	87	23
3.046% due 03/25/2035 •	448	429
3.086% due 04/25/2035 •	192	179
3.117% due 04/25/2046 ^•	6,757	3,459
3.146% due 03/25/2035 •	174	166
3.166% due 02/25/2035 •	805	805
3.186% due 02/25/2035 •	164	161
3.266% due 09/25/2034 •	63	63
3.393% due 05/20/2036 ^~	1,243	1,163
3.457% due 04/25/2035 ^~	1,802	1,639
3.500% due 07/19/2031 ~	19	19
3.538% due 05/20/2036 ^~	12,380	11,669
3.556% due 07/20/2034 ~	261	253
3.604% due 07/25/2034 ~	839	836
3.624% due 06/20/2034 ~	489	491
3.686% due 03/25/2037 ^~	637	580
3.712% due 04/20/2036 ^~	1,404	1,295
3.791% due 02/25/2047 ^~	701	624
3.795% due 02/25/2034 ~	22	22
3.829% due 11/20/2034 ~	2,747	2,743

3.871% due 02/20/2036 ^~	130	111
3.910% due 08/25/2034 ^~	3	3
3.910% due 08/25/2034 ~	84	81
3.943% due 10/20/2035 ~	628	555
3.990% due 10/25/2035 ^~	3,024	2,593
3.996% due 11/25/2037 ~	5,111	4,494
4.058% due 09/25/2047 ^~	1,712	1,601
4.092% due 06/19/2031 ~	39	39
4.136% due 08/25/2034 ^~	1,170	1,141
4.274% due 11/20/2034 ~	152	155
4.290% due 11/25/2034 ~	3,667	3,647
4.416% due 12/19/2033 ~	26	27
4.500% due 09/25/2035	1,657	1,577
4.539% due 04/20/2035 ~	264	266
4.540% due 08/25/2034 ^~	1,419	1,337
4.569% due 10/25/2033 •	1,305	1,328
4.571% due 02/20/2036 ^•	118	110
4.587% due 11/19/2033 ~	114	116
4.592% due 02/20/2036 ^•	7,981	6,958
4.667% due 02/20/2036 ^•	18	16
4.696% due 10/19/2032 ~	23	22
5.000% due 09/25/2035 ^	38	36
5.500% due 01/25/2035	367	366
5.500% due 09/25/2035 ^	1,468	1,435
5.500% due 10/25/2035 ^	2,871	2,534
5.500% due 11/25/2035 ^	1,274	1,110
5.750% due 12/25/2035 ^	1,998	1,727
5.750% due 02/25/2037 ^	1,561	1,252
5.750% due 07/25/2037 ^	788	666
6.000% due 05/25/2036 ^	2,497	2,041
6.000% due 07/25/2036	6,007	4,987
6.000% due 12/25/2036 ^	152	120
6.000% due 02/25/2037 ^	9,604	9,070
6.000% due 02/25/2037	803	655
6.000% due 07/25/2037 ^	938	763
6.000% due 09/25/2037 ^	425	339
6.250% due 09/25/2036 ^	1,371	1,059
6.250% due 02/25/2038 ^	1,572	1,269
Countrywide Home Loan Reperforming REMIC Trust
2.846% due 06/25/2035 •	1,907	1,845
4.967% due 01/25/2034 ^~	353	333
6.500% due 11/25/2034 ^	669	657
7.500% due 11/25/2034	297	299
7.500% due 06/25/2035 ^	1,035	1,051
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
2.885% due 03/25/2032 ~	340	325
3.656% due 09/25/2034 ^•	1,516	1,498
4.254% due 09/25/2034 ~	840	838
5.302% due 06/25/2032 ~	18	17
5.500% due 09/25/2035	4,051	3,734
7.500% due 05/25/2032	60	64
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.246% due 06/25/2034 •	270	265
3.916% due 07/25/2033 ~	1,239	1,231
4.053% due 10/25/2033 ~	44	44
4.184% due 05/25/2034 ~	1,802	1,837
5.500% due 10/25/2035	1,310	1,170
6.000% due 11/25/2035 ^	26	22
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	1,426	1,420
3.756% due 07/27/2037 ~	14,674	13,544
4.490% due 04/28/2037 ~	8,999	8,634
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,205	569
5.837% due 04/25/2037 ~	20,404	9,249
5.863% due 02/25/2037 ^~	3,384	1,408
6.000% due 07/25/2036	1,242	1,016
6.000% due 04/25/2037 ^	1,276	901
7.000% due 08/25/2037 ^~	5,870	4,950
Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2058 (g)	449	444
0.000% due 04/25/2058 (g)	18	18
1.000% due 07/25/2057 (g)	487	479
2.555% due 05/27/2037 •	3,329	3,318
3.263% due 07/25/2057 ~	538,196	500,522
3.536% due 01/25/2058 ~	163,792	150,710
3.590% due 06/25/2048	885,865	879,961
3.723% due 04/25/2058 ~	537,158	546,659
4.178% due 06/01/2050 ~	1,645,097	1,684,374
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.606% due 08/25/2037 ^•	6,516	5,315
2.626% due 08/25/2036 ^•	4,045	3,746
2.686% due 06/25/2037 ^•	7,188	6,898
2.746% due 01/25/2047 •	4,002	3,315

2.836% due 02/25/2036 •		14,685	13,475
3.738% due 10/25/2035 ~		1,679	1,455
5.500% due 12/25/2035 ^		1,112	989
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.606% due 10/25/2036 ^•		12	9
5.869% due 10/25/2036 ^Ø		983	912
5.886% due 10/25/2036 ^Ø		983	912
6.005% due 10/25/2036 ^~		743	690
6.300% due 07/25/2036 ^Ø		963	853
Deutsche Mortgage & Asset Receiving Corp.
2.555% due 11/27/2036 •		6,316	6,165
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		4	4
Downey Savings & Loan Association Mortgage Loan Trust
2.650% due 04/19/2047 ^•		887	785
3.290% due 09/19/2044 •		96	96
4.154% due 07/19/2044 ~		24	25
EMF-NL Prime BV
0.482% due 04/17/2041 •	EUR	6,272	6,872
Eurosail PLC
1.182% due 10/17/2040 •		2,526	2,883
First Horizon Alternative Mortgage Securities Trust
2.876% due 02/25/2037 •		$25	14
3.772% due 08/25/2035 ^~		2,132	1,900
3.958% due 03/25/2035 ~		48	39
4.126% due 08/25/2034 ~		450	446
5.500% due 05/25/2035		2,407	2,133
6.000% due 07/25/2036 ^		1,982	1,588
6.250% due 08/25/2037 ^		672	514
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		125	106
First Horizon Mortgage Pass-Through Trust
2.776% due 02/25/2035 •		17	15
3.947% due 10/25/2036 ~		513	444
4.099% due 10/25/2035 ^~		5,906	5,668
4.250% due 11/25/2035 ^~		1,168	1,076
4.261% due 08/25/2035 ~		1,057	875
4.304% due 01/25/2037 ^~		46	41
4.349% due 11/25/2037 ^~		4,075	3,686
4.364% due 04/25/2035 ~		1,459	1,488
4.548% due 11/25/2034 ~		1,337	1,334
4.591% due 09/25/2035 ~		2,478	2,432
4.739% due 10/25/2035 ~		577	572
5.250% due 05/25/2021 ^		303	213
5.500% due 01/25/2035		196	203
5.750% due 02/25/2036 ^		439	371
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		62	63
General Motors Acceptance Corp.
7.430% due 12/01/2021		2	2
GMAC Mortgage Corp. Loan Trust
3.800% due 05/25/2035 ~		1,743	1,669
4.140% due 04/19/2036 ^~		3,546	3,312
4.190% due 06/25/2034 ~		15	15
4.235% due 06/25/2034 ~		26	26
4.594% due 06/19/2035 ~		192	189
GPT GPP Mortgage Trust
3.468% due 06/15/2035 •		5,250	5,247
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,381	1,537
1.036% due 03/18/2039 •	GBP	40,241	49,920
1.046% due 06/18/2039 •		11,815	14,521
2.931% due 06/18/2039 •		$18,201	17,539
GreenPoint Mortgage Funding Trust
2.706% due 10/25/2046 ^•		660	563
2.776% due 04/25/2036 ^•		48	131
2.846% due 10/25/2046 ^•		680	501
2.946% due 06/25/2045 •		567	545
3.046% due 11/25/2045 •		360	316
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	18,153
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)		39,196	2,430
3.199% due 10/10/2031		8,510	8,365
GSC Capital Corp. Mortgage Trust
2.686% due 05/25/2036 ^•		207	190
GSMPS Mortgage Loan Trust
2.856% due 09/25/2035 •		5,200	4,668
7.500% due 06/25/2043		2,537	2,736
GSR Mortgage Loan Trust
2.806% due 07/25/2035 •		179	165
2.856% due 01/25/2034 •		38	37
3.605% due 06/25/2034 ~		279	275
3.818% due 04/25/2035 ~		1,852	1,867
3.828% due 04/25/2036 ~		57	51
3.830% due 03/25/2033 •		16	16

3.850% due 04/25/2035 ~	294	295
3.892% due 05/25/2035 ~	1,156	1,140
3.903% due 05/25/2035 ~	26	25
3.980% due 04/25/2032 •	98	88
4.039% due 11/25/2035 ~	20	20
4.173% due 11/25/2035 ^~	2,464	2,057
4.332% due 07/25/2035 ~	41	41
4.354% due 01/25/2036 ^~	131	130
4.405% due 03/25/2037 ^~	5,631	5,008
4.431% due 09/25/2035 ~	47	47
4.464% due 11/25/2035 ~	15,189	15,336
5.000% due 05/25/2036 ^	228	479
5.000% due 05/25/2037 ^	7	7
5.500% due 06/25/2035	2,583	2,704
5.500% due 06/25/2036 ^	1,259	1,221
6.000% due 08/25/2021 ^	70	68
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035	1,138	932
6.000% due 11/25/2035 ^	10,749	8,154
6.000% due 02/25/2036 ^	5,232	4,404
6.000% due 01/25/2037 ^	1,191	1,076
6.000% due 03/25/2037 ^	31	27
6.000% due 07/25/2037 ^	274	243
6.250% due 09/25/2036 ^	635	607
6.500% due 09/25/2036 ^	3,231	2,498
HarborView Mortgage Loan Trust
2.503% due 09/19/2046 ^•	3,821	3,430
2.910% due 05/19/2035 •	12,376	12,004
2.929% due 06/19/2045 ^•	12,062	7,783
2.950% due 06/19/2035 •	1,726	1,709
3.030% due 06/19/2034 •	613	591
3.070% due 04/19/2034 •	614	580
3.110% due 01/19/2035 •	1,570	1,463
3.170% due 01/19/2035 •	2,566	2,361
3.190% due 01/19/2035 •	138	134
3.270% due 11/19/2034 •	228	209
3.506% due 10/25/2037 •	1,470	1,464
3.850% due 06/19/2036 ^~	3,597	2,427
4.065% due 07/19/2035 ^~	357	339
4.105% due 08/19/2036 ^~	792	742
4.265% due 04/19/2034 ~	17	17
4.334% due 06/19/2036 ^~	6,094	4,073
4.714% due 12/19/2035 ^~	1,671	1,649
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,179
Holmes Master Issuer PLC
2.796% due 10/15/2054 •	57,500	57,353
HomeBanc Mortgage Trust
2.766% due 01/25/2036 •	1,907	1,890
3.228% due 04/25/2037 ^~	1,742	1,624
3.246% due 12/25/2034 •	2,346	2,328
3.366% due 08/25/2029 •	1,238	1,182
HSI Asset Securitization Corp. Trust
2.726% due 11/25/2035 •	14,823	13,346
Impac CMB Trust
3.246% due 11/25/2034 •	1,098	1,091
3.266% due 10/25/2033 •	16	16
3.286% due 10/25/2034 •	500	489
4.671% due 09/25/2034 Ø	174	181
Impac Secured Assets CMN Owner Trust
4.203% due 07/25/2035 ~	835	707
Impac Secured Assets Trust
2.676% due 01/25/2037 •	4,929	4,764
IndyMac Adjustable Rate Mortgage Trust
3.909% due 01/25/2032 ~	60	60
3.947% due 01/25/2032 ~	275	269
4.332% due 08/25/2031 ~	289	242
IndyMac Mortgage Loan Trust
2.646% due 04/25/2037 •	3,006	3,006
2.686% due 02/25/2037 •	15,681	14,185
2.686% due 02/25/2037 ^•	2,800	2,670
2.706% due 11/25/2046 •	586	536
2.716% due 05/25/2046 •	109	104
2.806% due 11/25/2035 ^•	522	396
2.806% due 06/25/2037 ^•	1,011	617
2.966% due 04/25/2035 •	198	188
2.986% due 07/25/2035 •	1,876	1,820
3.146% due 07/25/2045 •	52	51
3.172% due 06/25/2037 ~	6,452	4,592
3.279% due 06/25/2037 ^~	2,469	2,250
3.286% due 05/25/2034 •	4	4
3.306% due 11/25/2034 •	42	39
3.326% due 11/25/2034 ^•	1,136	981
3.457% due 01/25/2035 ~	99	93
3.509% due 07/25/2037 ~	1,375	1,129
3.527% due 04/25/2037 ^~	10,901	9,602

3.552% due 05/25/2036 ~		2,758	2,569
3.602% due 04/25/2037 ~		6,571	6,079
3.738% due 03/25/2036 ^~		2,670	2,405
3.754% due 10/25/2035 ~		435	390
3.796% due 12/25/2035 ~		3,505	3,366
3.874% due 09/25/2035 ^~		11,384	10,532
3.874% due 01/25/2036 ^~		517	468
3.896% due 08/25/2036 ~		1,463	1,441
3.909% due 08/25/2035 ~		554	496
3.909% due 08/25/2035 ^~		471	421
3.928% due 01/25/2036 ^~		4,177	3,781
3.936% due 02/25/2035 ~		430	414
3.973% due 08/25/2035 ~		42	38
4.261% due 12/25/2034 ~		81	81
4.315% due 10/25/2034 ~		1,911	1,955
4.600% due 01/25/2036 ~		6,061	6,041
6.250% due 11/25/2037 ^		1,204	915
JPMorgan Alternative Loan Trust
2.646% due 03/25/2037 •		1,598	1,533
3.866% due 12/25/2036 ~		13,728	13,659
4.052% due 11/25/2036 ^~		1,292	1,359
4.107% due 05/25/2037 ^~		5,659	5,077
5.663% due 05/26/2037 «~		31,241	26,555
6.050% due 05/25/2036 Ø		215	207
JPMorgan Chase Commercial Mortgage Securities Trust
3.455% due 06/15/2032 •		5,300	5,204
3.474% due 12/15/2049 ~		6,700	6,708
JPMorgan Mortgage Trust
3.503% due 07/27/2037 ~		10,574	10,561
3.722% due 04/25/2036 ^~		1,604	1,529
3.722% due 04/25/2036 ~		3,546	3,537
3.728% due 04/25/2037 ^~		428	397
3.789% due 05/25/2036 ~		3,433	3,329
3.855% due 06/25/2035 ~		3,879	3,846
3.899% due 04/25/2036 ^~		3,985	3,649
3.958% due 08/25/2036 ^~		2,836	2,684
4.021% due 10/25/2036 ~		118	104
4.040% due 06/25/2035 ~		376	346
4.101% due 07/25/2035 ~		5,301	5,424
4.107% due 10/25/2035 ^~		628	552
4.115% due 11/25/2033 ~		10	11
4.126% due 06/25/2035 ~		2,824	2,787
4.131% due 02/25/2034 ~		390	389
4.140% due 02/25/2036 ^~		13,825	12,560
4.187% due 04/25/2035 ~		159	160
4.196% due 10/25/2036 ^~		3,217	2,847
4.200% due 07/25/2035 ~		1,139	1,145
4.220% due 11/25/2035 ^~		1,400	1,371
4.268% due 08/25/2035 ~		3,294	3,313
4.273% due 10/25/2035 ^~		1,565	1,438
4.305% due 10/25/2036 ^~		41	38
4.305% due 10/25/2036 ~		22,167	20,525
4.314% due 07/25/2035 ~		303	305
4.327% due 07/25/2035 ~		138	137
4.366% due 08/25/2035 ^~		1,882	1,842
4.376% due 07/25/2035 ~		1,460	1,463
4.385% due 11/25/2035 ^~		2,462	2,397
4.425% due 10/25/2035 ~		8,784	8,892
4.444% due 10/25/2035 ~		11,291	10,642
4.452% due 07/25/2035 ~		27	28
4.500% due 09/25/2035 ~		310	307
4.570% due 07/25/2035 ~		478	487
4.603% due 08/25/2035 ~		1,202	1,208
4.688% due 02/25/2036 ^~		72	66
5.000% due 08/25/2020		285	284
5.500% due 03/25/2022 ^		148	167
5.500% due 07/25/2036 ^		887	767
5.750% due 01/25/2036 ^		24	18
6.500% due 07/25/2036 ^		3,885	2,817
6.500% due 08/25/2036 ^		582	431
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	13,961
1.694% due 02/22/2045 •		139,035	173,162
2.250% due 02/22/2045		9,470	7,994
2.894% due 02/22/2045 •		29,232	36,160
Lavender Trust
6.250% due 10/26/2036		$5,603	4,430
Lehman Mortgage Trust
2.826% due 08/25/2036 ^•		6,747	5,361
3.156% due 06/25/2037 ^•		598	529
5.000% due 12/25/2035 ^		168	153
5.221% due 01/25/2036 ^~		3,570	3,516
5.335% due 12/25/2035 ~		4,779	2,634
5.500% due 01/25/2036		999	831
5.785% due 04/25/2036 ^~		806	729
6.000% due 07/25/2036 ^		6,189	4,694

Lehman XS Trust
2.626% due 07/25/2037 •	1,509	2,735
2.666% due 03/25/2047 ^•	4,950	4,872
2.676% due 12/25/2036 ^•	1	1
2.696% due 11/25/2046 •	278	261
2.706% due 08/25/2046 •	12,384	11,772
2.706% due 08/25/2046 ^•	1,399	1,289
3.849% due 07/25/2035 •	2,572	2,553
Luminent Mortgage Trust
2.666% due 11/25/2036 ^•	257	233
2.686% due 12/25/2036 ^•	4,767	4,429
2.706% due 02/25/2046 •	72	67
2.746% due 04/25/2036 •	12,102	10,466
MASTR Adjustable Rate Mortgages Trust
2.706% due 05/25/2047 •	453	379
2.716% due 04/25/2046 •	5,958	5,361
2.746% due 05/25/2037 •	998	593
2.926% due 05/25/2047 ^•	197	196
3.106% due 05/25/2047 ^•	638	526
3.176% due 07/25/2035 ^~	769	723
3.981% due 12/25/2033 ~	30	29
3.987% due 03/25/2035 ~	423	415
4.131% due 05/25/2034 ~	118	117
4.157% due 12/25/2034 ~	2,442	2,388
4.321% due 10/25/2032 ~	310	310
4.567% due 12/25/2033 ~	117	117
4.797% due 10/25/2034 ~	1,755	1,712
MASTR Alternative Loan Trust
2.906% due 03/25/2036 ^•	7,010	1,310
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	472	450
MASTR Reperforming Loan Trust
2.866% due 07/25/2035 ^•	3,269	2,609
7.000% due 08/25/2034	2,174	2,173
7.000% due 05/25/2035	591	565
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	2,930	2,988
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	2,061	2,057
3.195% due 09/15/2030 •	660	652
3.335% due 11/15/2031 •	40	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.892% due 10/20/2029 •	1,453	1,469
3.315% due 08/15/2032 •	92	89
Merrill Lynch Alternative Note Asset Trust
2.485% due 02/25/2037 •	1,050	1,042
2.616% due 03/25/2037 •	929	393
2.806% due 03/25/2037 •	2,459	1,061
3.842% due 06/25/2037 ^~	1,462	1,131
6.000% due 03/25/2037	1,175	438
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •	18	17
2.776% due 04/25/2035 •	351	348
2.975% due 11/25/2029 •	181	177
3.092% due 04/25/2029 •	441	434
3.126% due 10/25/2028 •	49	49
3.166% due 06/25/2028 •	755	746
3.166% due 09/25/2029 •	57	56
3.176% due 10/25/2028 •	32	31
3.246% due 03/25/2028 •	35	34
3.286% due 03/25/2028 •	15	15
3.312% due 11/25/2029 •	215	214
3.677% due 02/25/2035 ~	4,426	4,596
3.977% due 06/25/2035 ~	6,679	6,664
4.061% due 07/25/2035 ^~	392	381
4.089% due 08/25/2034 ~	737	737
4.122% due 02/25/2034 ~	8	8
4.267% due 05/25/2033 ~	3,016	3,011
4.267% due 06/25/2037 ~	779	784
4.302% due 02/25/2033 ~	25	24
4.338% due 09/25/2035 ~	2,673	2,671
4.363% due 09/25/2035 ^~	9,419	8,594
4.381% due 12/25/2035 ~	1,010	985
4.385% due 12/25/2032 •	229	227
4.398% due 05/25/2033 ~	13	13
4.465% due 05/25/2036 ~	3,561	3,587
4.497% due 12/25/2035 ~	911	871
4.553% due 12/25/2034 ~	39	40
4.674% due 11/25/2035 •	3,550	3,598
Morgan Stanley Mortgage Loan Trust
2.766% due 03/25/2036 •	1,487	1,198
2.786% due 01/25/2036 •	11,714	8,954
2.796% due 12/25/2035 •	37	32
2.816% due 01/25/2035 •	6	6
2.826% due 01/25/2035 •	2,942	2,879
3.147% due 06/25/2037 ~	3,760	2,461

3.683% due 07/25/2035 ~		425	374
3.949% due 11/25/2037 ~		12,297	10,449
3.976% due 06/25/2036 ~		12,804	9,524
4.065% due 07/25/2035 ^~		7,919	7,289
4.274% due 07/25/2035 ^~		163	153
4.293% due 06/25/2036 ~		200	202
4.499% due 09/25/2035 ^~		2,604	1,742
5.701% due 02/25/2047 Ø		1,869	1,209
6.000% due 02/25/2036 ^		580	587
6.000% due 10/25/2037 ^		1,699	1,372
MortgageIT Mortgage Loan Trust
2.736% due 04/25/2036 •		10,298	9,732
MortgageIT Trust
3.286% due 02/25/2035 •		591	587
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		672	645
New York Mortgage Trust
4.037% due 05/25/2036 ^~		10,151	9,899
Newgate Funding PLC
0.289% due 12/15/2050 •	EUR	71,439	78,451
1.056% due 12/01/2050 •	GBP	700	829
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.506% due 05/25/2035 •		$3,687	2,897
3.961% due 10/25/2035 ~		84	83
4.941% due 02/25/2036 ^~		411	361
5.820% due 03/25/2047 Ø		1,017	1,030
7.000% due 02/19/2030 ~		839	842
Paragon Mortgages PLC
1.053% due 10/15/2041 •	GBP	1,681	2,012
1.247% due 05/15/2041 •		19,073	23,433
Prime Mortgage Trust
2.906% due 02/25/2034 •		$1,261	1,206
6.000% due 06/25/2036 ^		247	245
Proteus RMBS DAC
0.000% due 10/29/2054 «~	EUR	481	7,301
0.000% due 10/29/2054 «(b)(g)		33,620	17,809
0.132% due 10/29/2054 •		288,264	324,817
0.582% due 10/29/2054 •		20,861	23,413
0.782% due 10/29/2054 •		15,172	16,847
1.382% due 10/29/2054 •		11,379	12,717
2.682% due 10/29/2054 •		9,482	10,517
Provident Funding Mortgage Loan Trust
3.864% due 10/25/2035 ~		$510	489
4.069% due 04/25/2034 ~		371	375
RAAC Trust
2.876% due 09/25/2034 •		400	398
RBSGC Mortgage Loan Trust
2.886% due 12/25/2034 •		24,667	21,749
RBSSP Resecuritization Trust
2.535% due 10/27/2036 •		2,926	2,467
2.555% due 08/27/2037 •		3,311	3,231
2.585% due 09/27/2037 •		9,301	7,172
2.645% due 02/27/2037 •		3,508	3,026
Regal Trust
2.515% due 09/29/2031 •		20	20
Residential Accredit Loans, Inc. Trust
2.636% due 02/25/2037 •		7,928	7,712
2.646% due 01/25/2037 •		6,327	6,065
2.656% due 02/25/2037 •		2,871	2,654
2.686% due 05/25/2036 •		16,566	14,928
2.686% due 09/25/2036 •		2,998	2,786
2.691% due 12/25/2036 •		37	35
2.696% due 07/25/2036 •		3,846	3,526
2.696% due 08/25/2036 ^•		7,297	6,736
2.696% due 09/25/2036 ^•		63	58
2.716% due 06/25/2037 •		2,054	1,760
2.776% due 02/25/2046 ^•		1,767	1,330
2.836% due 03/25/2037 •		1,343	406
2.906% due 11/25/2036 ^•		1,738	1,322
2.915% due 08/25/2035 •		456	406
3.517% due 09/25/2045 •		383	359
4.144% due 08/25/2035 ^~		1,664	1,077
4.294% due 04/25/2035 ~		2,006	1,886
5.089% due 02/25/2036 ^~		1,019	906
5.107% due 09/25/2035 ^~		421	382
5.250% due 09/25/2020		2,375	2,323
6.000% due 08/25/2036 ^		2,076	1,879
6.000% due 09/25/2036 ^		2,012	1,769
6.000% due 09/25/2036		1,760	1,548
6.000% due 11/25/2036 ^		2,315	2,057
6.000% due 01/25/2037 ^		11	11
6.250% due 03/25/2037 ^		1,711	1,496
6.500% due 07/25/2037 ^		573	523
6.500% due 09/25/2037 ^		2,127	1,841
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		207	228

Residential Asset Securitization Trust
2.956% due 12/25/2036 ^•		518	156
5.000% due 08/25/2019		251	248
5.500% due 08/25/2034		95	95
5.500% due 06/25/2035 ^		508	426
5.750% due 02/25/2036 ^		746	527
6.000% due 04/25/2037 ^		314	270
6.000% due 05/25/2037 ^		176	150
6.000% due 07/25/2037 ^		1,224	796
6.250% due 08/25/2036		121	106
6.250% due 10/25/2036 ^		357	354
6.250% due 11/25/2036 ^		2,019	1,299
6.250% due 09/25/2037 ^		2,150	1,436
6.500% due 08/25/2036		1,364	718
6.500% due 09/25/2036 ^		1,419	982
Residential Funding Mortgage Securities, Inc. Trust
4.226% due 06/25/2035 ~		354	348
4.429% due 02/25/2037 ~		3,370	2,762
4.450% due 02/25/2036 ^~		2,551	2,334
4.755% due 11/25/2035 ^~		276	254
5.019% due 07/27/2037 ^~		8,780	7,783
5.500% due 12/25/2034		452	457
5.750% due 12/25/2035		1,386	1,287
6.000% due 06/25/2036 ^		1,380	1,323
6.000% due 07/25/2036 ^		1,662	1,586
6.000% due 10/25/2036 ^		7,112	6,669
6.000% due 06/25/2037 ^		764	701
6.500% due 03/25/2032		104	105
RESIMAC Bastille Trust
3.229% due 12/16/2059 •		441	441
Resloc UK PLC
1.126% due 12/15/2043 •	GBP	2,957	3,406
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,193	2,366
1.050% due 06/12/2044 •	GBP	31,733	37,874
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	28,742
0.281% due 09/28/2055 •		859,673	984,968
0.431% due 09/28/2055 •		62,548	70,790
0.681% due 09/28/2055 •		42,646	47,974
1.000% due 09/28/2055 ~		15,864	2,604
1.181% due 09/28/2055 •		25,587	28,844
1.931% due 09/28/2055 •		42,646	46,328
Securitized Asset Sales, Inc.
4.612% due 11/26/2023 ~		$46	41
Sequoia Mortgage Trust
2.670% due 07/20/2036 •		57	55
2.680% due 06/20/2036 •		1,434	1,377
2.820% due 07/20/2033 •		148	142
3.130% due 06/20/2033 •		9	9
3.174% due 09/20/2033 •		244	241
3.194% due 05/20/2034 •		1,379	1,340
3.214% due 05/20/2034 •		400	397
3.230% due 10/20/2027 •		49	47
3.270% due 10/20/2027 •		709	692
3.766% due 01/20/2047 ^~		1,998	1,608
3.931% due 09/20/2046 ^~		4,001	3,279
4.220% due 01/20/2047 ^~		2,743	2,402
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		1,562	1,455
2.806% due 10/25/2035 •		851	845
2.806% due 08/25/2036 ^•		5,109	3,944
3.557% due 01/25/2035 ^•		194	184
3.790% due 04/25/2036 ^~		3,979	3,315
3.910% due 11/25/2035 ^~		352	330
3.982% due 01/25/2035 ~		480	473
3.993% due 06/25/2036 ^~		418	413
4.022% due 02/25/2036 ^~		1,901	1,749
4.033% due 03/25/2036 ^~		673	601
4.054% due 05/25/2036 ^~		5,026	4,709
4.168% due 02/25/2036 ^~		2,484	2,005
4.209% due 08/25/2035 ~		56	56
4.222% due 04/25/2036 ^~		392	656
4.232% due 02/25/2034 ~		968	970
4.298% due 12/25/2035 ~		3,489	3,325
4.329% due 09/25/2034 ~		15	15
4.370% due 09/25/2035 ~		1,462	1,310
4.385% due 10/25/2037 ^•		685	615
4.406% due 08/25/2034 ~		589	582
4.413% due 12/25/2034 ~		54	53
4.483% due 05/25/2036 ^~		1,019	970
4.528% due 02/25/2036 ^~		4,729	4,458
4.543% due 09/25/2034 ~		1,048	1,063
Structured Asset Mortgage Investments Trust
2.612% due 02/25/2036 ^•		11,733	11,525
2.696% due 06/25/2036 •		1,855	1,834

2.716% due 04/25/2036 •		876	814
2.716% due 05/25/2036 •		128	117
2.720% due 07/19/2035 •		3,823	3,743
2.726% due 05/25/2046 •		10,950	6,160
2.736% due 02/25/2036 ^•		238	228
2.766% due 03/25/2037 •		2,295	1,632
2.766% due 05/25/2046 ^•		12	21
2.816% due 12/25/2035 ^•		3,167	3,059
2.846% due 03/25/2037 ^•		167	93
3.130% due 09/19/2032 •		1,916	1,871
3.170% due 01/19/2034 •		237	232
3.310% due 10/19/2033 •		451	422
3.557% due 12/25/2035 ^•		2,411	2,390
6.389% due 06/25/2029 ~		15	15
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
3.074% due 05/25/2022 ~		12	12
Structured Asset Securities Corp.
5.324% due 04/15/2027 ~		12	12
5.500% due 06/25/2035		1,473	1,526
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,984	2,488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.293% due 01/25/2034 ~		2,163	2,167
4.369% due 07/25/2032 ~		31	29
4.499% due 07/25/2033 ~		31	31
4.574% due 03/25/2033 ~		1,154	1,154
4.653% due 11/25/2033 ~		115	114
5.440% due 06/25/2034 Ø		141	139
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		9,387	9,464
Suntrust Adjustable Rate Mortgage Loan Trust
3.794% due 04/25/2037 ^~		659	553
4.158% due 02/25/2037 ^~		621	557
4.305% due 10/25/2037 ~		918	863
4.496% due 01/25/2037 ^~		4,428	4,136
SunTrust Alternative Loan Trust
3.156% due 12/25/2035 ^•		4,980	4,077
5.750% due 12/25/2035 ^		3,274	3,040
6.000% due 04/25/2036 ^		785	620
Taurus IT SRL
1.184% due 02/18/2027 •	EUR	687	786
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^Ø		$707	350
5.970% due 09/25/2036 ^Ø		5,583	527
6.015% due 07/25/2037 Ø		1,241	855
6.500% due 07/25/2036		5,140	2,684
Thornburg Mortgage Securities Trust
2.856% due 12/25/2033 •		572	561
3.870% due 10/25/2043 ~		313	307
4.131% due 07/25/2036 •		69,489	67,393
4.270% due 10/25/2046 •		98,455	98,071
4.282% due 09/25/2037 ~		5,068	5,064
4.323% due 06/25/2047 ^•		38,000	35,133
4.323% due 06/25/2047 •		4	4
4.354% due 09/25/2047 ~		44,039	39,112
4.373% due 03/25/2037 ^•		15,123	13,497
Trinity Square PLC
1.963% due 07/15/2051 •	GBP	11,025	14,061
Wachovia Mortgage Loan Trust LLC
4.150% due 08/20/2035 ^~		$3,254	3,035
4.364% due 08/20/2035 ^~		1,947	1,885
4.479% due 03/20/2037 ^~		1,985	1,939
4.677% due 10/20/2035 ~		663	617
4.690% due 10/20/2035 ~		31	31
Waldorf Astoria Boca Raton Trust
3.805% due 06/15/2029 •		7,400	7,392
4.505% due 06/15/2029 •		13,300	13,257
WaMu Mortgage Pass-Through Certificates Trust
2.204% due 07/25/2047 ^•		3,711	3,067
2.518% due 05/25/2046 •		294	282
2.518% due 12/25/2046 •		7,977	7,884
2.579% due 10/25/2046 •		10,386	9,939
2.776% due 12/25/2045 •		561	557
2.916% due 11/25/2045 •		337	327
2.916% due 12/25/2045 •		282	279
2.917% due 04/25/2047 •		12,641	12,529
2.927% due 05/25/2047 •		14,621	13,708
3.086% due 07/25/2045 •		259	257
3.157% due 08/25/2046 •		179	168
3.161% due 04/25/2037 ^~		2,864	2,596
3.246% due 11/25/2034 •		831	821
3.300% due 05/25/2037 ^~		153	136
3.363% due 02/25/2037 ^~		6,542	6,004
3.366% due 03/25/2036 ^~		16,744	15,367
3.474% due 02/25/2037 ^~		8,445	8,280
3.485% due 02/25/2037 ^~		596	552

3.486% due 11/25/2034 •		403	404
3.557% due 06/25/2042 •		488	473
3.574% due 04/25/2037 ^~		1,226	1,174
3.599% due 01/25/2036 ^~		5,238	5,045
3.600% due 02/25/2037 ^~		14,838	14,343
3.634% due 05/25/2037 ^~		2,008	1,898
3.645% due 12/25/2036 ^~		9,079	8,896
3.667% due 11/25/2036 ^~		28	26
3.672% due 03/25/2035 ~		1,833	1,803
3.676% due 12/25/2036 ^~		74	70
3.693% due 12/25/2036 ^~		11,281	10,886
3.734% due 04/25/2035 ~		5,015	5,088
3.765% due 08/25/2036 ^~		1,367	1,274
3.828% due 08/25/2046 ^~		8,420	8,089
3.843% due 08/25/2036 ~		10,733	9,752
3.849% due 03/25/2037 ~		24,953	24,833
3.880% due 09/25/2036 ^~		5,761	5,435
3.898% due 07/25/2037 ^~		332	306
3.909% due 05/25/2035 ~		27,456	27,734
3.909% due 08/25/2036 ^~		176	170
3.918% due 08/25/2035 ~		630	588
4.038% due 10/25/2035 ~		764	754
4.062% due 12/25/2035 ~		1,916	1,852
4.126% due 09/25/2035 ~		15,800	15,798
4.180% due 08/25/2034 ~		270	274
4.280% due 12/25/2035 ~		12,369	12,371
4.331% due 09/25/2033 ~		645	661
4.392% due 09/25/2033 ~		71	72
4.730% due 01/25/2033 ~		107	109
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	18,466
1.710% due 12/21/2049 •		230,938	292,200
2.410% due 12/21/2049 •		23,296	29,526
2.910% due 12/21/2049 •		11,648	14,792
3.410% due 12/21/2049 •		6,656	8,437
3.910% due 12/21/2049 •		6,656	8,376
Washington Mutual Mortgage Pass-Through Certificates Trust
2.666% due 02/25/2037 ^•		$16,019	11,864
2.956% due 04/25/2035 •		8,443	6,965
3.127% due 05/25/2046 ^•		4,775	4,016
3.145% due 02/25/2031 ~		1	1
3.391% due 05/25/2033 ~		111	108
3.686% due 02/25/2033 ~		11	10
4.162% due 06/25/2033 ~		2,606	2,577
4.376% due 09/25/2036 ^Ø		3,707	1,731
5.500% due 11/25/2035 ^		754	696
5.500% due 06/25/2037 ^		1,581	1,563
6.000% due 04/25/2036 ^		1,644	1,485
6.268% due 07/25/2036 Ø		1,449	558
6.449% due 07/25/2036 ^Ø		2,475	952
Wells Fargo Alternative Loan Trust
4.486% due 07/25/2037 ^~		1,360	1,268
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049		11,561	11,690
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•		813	730
3.971% due 03/25/2036 ~		110	108
4.048% due 03/25/2036 ^~		1,783	1,778
4.138% due 07/25/2036 ^~		768	767
4.168% due 06/25/2033 ~		154	156
4.209% due 04/25/2036 ~		2,822	2,755
4.365% due 05/25/2035 ~		42	41
4.423% due 06/25/2034 ~		1,609	1,666
4.424% due 06/25/2035 ~		197	203
4.434% due 07/25/2036 ~		11,911	11,906
4.445% due 05/25/2035 ~		1,208	1,216
4.476% due 10/25/2035 ~		3,155	3,170
4.482% due 12/25/2034 ~		375	383
4.487% due 07/25/2034 ~		11	12
4.501% due 10/25/2035 ~		916	914
4.505% due 08/25/2033 ~		85	86
4.513% due 06/25/2035 ~		1,807	1,864
4.607% due 03/25/2036 ~		32,139	32,707
4.620% due 04/25/2036 ^~		14	14
4.649% due 03/25/2036 ^~		3,203	3,106
4.662% due 04/25/2036 ^~		252	252
4.662% due 04/25/2036 ~		5,905	5,891
4.722% due 09/25/2033 ~		66	67
4.748% due 10/25/2036 ^~		2,904	2,922
4.752% due 10/25/2035 ~		8,468	8,363
4.768% due 03/25/2036 ~		6,025	6,121
4.775% due 01/25/2035 ~		427	447
4.828% due 12/25/2033 ~		448	457
4.848% due 11/25/2034 ~		391	396
4.903% due 12/25/2033 ~		89	91
4.918% due 11/25/2034 ~		63	65

4.931% due 01/25/2035 ~	1,804	1,821
4.973% due 12/25/2034 ~	8	8
4.990% due 03/25/2036 ~	1,079	1,055
5.000% due 03/25/2036	723	686
5.500% due 11/25/2035	122	122
5.500% due 01/25/2036 ^	1,209	1,195
5.500% due 02/25/2037 ^	487	453
5.750% due 02/25/2037	281	263
5.750% due 04/25/2037 ^	1,985	1,938
6.000% due 08/25/2036	1,604	1,578
6.000% due 03/25/2037 ^	1,454	1,407
6.000% due 04/25/2037 ^	1,880	1,870
6.000% due 07/25/2037 ^	10,886	10,723
6.000% due 08/25/2037 ^	371	361
6.000% due 08/25/2037	5,435	5,298
6.250% due 07/25/2037 ^	126	122

Total Non-Agency Mortgage-Backed Securities (Cost $9,135,862)		9,182,175

ASSET-BACKED SECURITIES 11.2%
Aames Mortgage Investment Trust
3.286% due 10/25/2035 •	3,100	3,070
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •	348	348
2.826% due 12/25/2035 •	753	751
3.376% due 01/25/2035 •	831	821
4.330% due 06/25/2033 Ø	1,728	1,677
4.980% due 10/25/2033 Ø	1,277	1,303
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	12	6
2.616% due 12/25/2036 •	6,273	2,341
2.666% due 08/25/2036 ^•	5,304	1,759
2.706% due 12/25/2036 •	24,185	9,175
2.726% due 08/25/2036 ^•	6,816	2,284
3.056% due 12/25/2045 ^•	5,394	3,831
3.126% due 02/25/2036 ^•	2,867	2,690
3.166% due 11/25/2035 •	12,197	12,224
3.206% due 08/25/2045 •	3,304	3,245
3.481% due 11/25/2033 •	1,929	1,899
3.481% due 12/25/2034 •	331	322
3.481% due 07/25/2035 •	3,118	3,142
4.306% due 10/25/2032 •	1,180	1,185
Aegis Asset-Backed Securities Trust
2.936% due 12/25/2035 •	3,300	3,209
2.986% due 06/25/2035 •	3,500	3,108
Allegro CLO Ltd.
3.740% due 01/30/2026 •	13,641	13,647
Ally Master Owner Trust
2.775% due 07/15/2022 •	15,300	15,253
American Express Credit Account Master Trust
1.640% due 12/15/2021	148,950	148,262
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/2021	3,800	3,758
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.196% due 04/25/2034 •	119	120
3.286% due 05/25/2034 •	2,738	2,742
3.376% due 07/25/2034 •	387	387
4.468% due 05/25/2034 ^Ø	686	684
5.881% due 11/25/2032 ^•	3,817	3,909
Amortizing Residential Collateral Trust
3.541% due 07/25/2032 •	69	68
3.631% due 08/25/2032 •	148	145
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •	25,000	24,894
Apidos CLO
3.430% due 01/19/2025 •	12,111	12,085
Arbor Realty Commercial Real Estate Notes Ltd.
3.755% due 04/15/2027 •	19,400	19,446
Ares CLO Ltd.
3.639% due 04/17/2026 •	11,157	11,149
Argent Securities Trust
2.616% due 09/25/2036 •	4,682	1,897
2.656% due 06/25/2036 •	20,956	7,450
2.656% due 09/25/2036 •	24,174	9,825
2.696% due 03/25/2036 •	6,896	4,080
2.776% due 05/25/2036 •	26,718	9,499
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 01/25/2036 •	12,858	11,776
3.631% due 11/25/2034 •	3,522	3,490
4.531% due 05/25/2034 •	720	712
Asset-Backed Funding Certificates Trust
3.366% due 12/25/2030 •	813	790
3.556% due 03/25/2034 ^•	3,104	2,888
3.601% due 05/25/2032 •	558	551

Asset-Backed Securities Corp. Home Equity Loan Trust
2.586% due 05/25/2037 •		211	147
2.956% due 11/25/2035 •		5,800	5,798
3.266% due 10/25/2034 •		1	1
3.805% due 04/15/2033 •		1,747	1,731
4.319% due 08/15/2033 •		580	572
5.680% due 08/15/2032 •		7,052	6,830
Avery Point CLO Ltd.
3.565% due 01/18/2025 •		14,591	14,576
3.590% due 04/25/2026 •		1,110	1,110
B2R Mortgage Trust
2.567% due 06/15/2049		19,622	19,258
BA Credit Card Trust
2.835% due 06/15/2021 •		81	81
Barings Euro CLO BV
1.050% due 07/27/2030	EUR	1,400	1,602
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033 Ø		$4,261	4,278
Bear Stearns Asset-Backed Securities Trust
2.616% due 04/25/2031 •		1,256	1,772
2.676% due 12/25/2036 ^•		4,216	4,389
2.696% due 05/25/2037 •		2,062	2,311
2.706% due 12/25/2036 •		10,639	10,620
2.746% due 06/25/2047 •		7,500	7,372
2.846% due 05/25/2036 ^•		3,308	3,940
2.906% due 11/25/2034 ^•		1,579	1,454
2.906% due 02/25/2036 •		10,000	9,924
2.956% due 12/25/2042 •		126	125
3.146% due 12/25/2034 •		5	4
3.166% due 10/25/2032 •		988	991
3.306% due 10/27/2032 •		820	796
3.481% due 08/25/2035 •		2,143	2,142
3.506% due 10/25/2037 •		237	238
3.506% due 11/25/2042 •		172	172
3.556% due 08/25/2037 •		6,798	6,054
3.559% due 10/25/2036 ~		1,123	785
3.631% due 02/25/2035 •		4,562	4,583
4.240% due 07/25/2036 ~		84	86
4.352% due 06/25/2043 ~		447	446
5.500% due 01/25/2034 Ø		28	28
Black Diamond CLO Ltd.
3.499% due 02/06/2026 •		30,719	30,682
Capital Auto Receivables Asset Trust
1.690% due 03/20/2021		13,422	13,317
2.540% due 10/20/2020		51,240	51,142
2.640% due 10/20/2020 •		7,411	7,405
Capital One Multi-Asset Execution Trust
2.815% due 06/15/2022 •		35,875	35,909
2.905% due 02/15/2022 •		11,200	11,211
CARDS Trust
2.805% due 04/17/2023 •		53,000	53,080
2.825% due 04/18/2022 •		12,500	12,500
3.047% due 04/17/2023		53,300	53,327
CarMax Auto Owner Trust
2.730% due 08/16/2021		37,702	37,625
Carrington Mortgage Loan Trust
2.566% due 01/25/2037 •		579	538
2.666% due 10/25/2036 •		5,193	3,856
2.756% due 10/25/2036 •		6,084	4,556
2.766% due 02/25/2037 •		53,326	49,832
Catamaran CLO Ltd.
3.845% due 10/18/2026 •		10,600	10,608
CDC Mortgage Capital Trust
3.301% due 07/25/2034 •		1,715	1,608
Cent CLO Ltd.
3.506% due 10/15/2026 •		28,800	28,562
Chase Funding Trust
2.875% due 02/25/2033 •		45	43
3.146% due 08/25/2032 •		566	556
3.166% due 11/25/2032 •		16	16
3.406% due 02/25/2032 •		564	564
Chesapeake Funding LLC
2.825% due 08/15/2030 •		24,975	24,918
3.230% due 08/15/2030		3,900	3,919
CIT Group Home Equity Loan Trust
3.556% due 09/25/2030 •		1,565	1,554
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •		16,492	16,708
Citigroup Global Markets Mortgage Securities, Inc.
3.066% due 09/25/2028 •		215	214
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •		669	664
2.666% due 12/25/2036 •		12,367	7,914
2.676% due 07/25/2045 •		10,606	8,187
2.696% due 05/25/2037 •		12,701	9,618
2.756% due 08/25/2036 •		24,500	24,025

2.766% due 07/25/2045 •		5,068	3,953
2.776% due 05/25/2037 •		17,700	17,137
2.956% due 11/25/2045 •		3,494	3,453
4.569% due 10/25/2037 Ø		3,544	3,663
5.764% due 01/25/2037 ^Ø		1,198	801
6.351% due 05/25/2036 ^Ø		2,843	1,616
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.436% due 05/25/2035 •		3,900	3,857
Citigroup Mortgage Loan Trust, Inc.
2.766% due 01/25/2037 •		6,000	5,927
3.241% due 09/25/2035 ^•		11,100	11,109
Commonbond Student Loan Trust
2.550% due 05/25/2041		11,363	11,002
Conseco Finance Corp.
6.240% due 12/01/2028		36	36
6.870% due 04/01/2030 ~		134	141
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 Ø		314	339
Cork Street CLO Designated Activity Co.
0.760% due 11/27/2028 •	EUR	17,400	19,849
Countrywide Asset-Backed Certificates
2.615% due 07/25/2036 •		$3,558	3,550
2.646% due 07/25/2037 ^•		6,514	5,677
2.646% due 08/25/2037 •		918	904
2.646% due 08/25/2037 ^•		16,844	15,764
2.656% due 01/25/2037 •		8,222	8,014
2.656% due 05/25/2037 •		13,982	13,823
2.666% due 01/25/2034 •		826	820
2.666% due 12/25/2035 ^•		1,626	1,603
2.676% due 05/25/2037 •		10,069	10,023
2.676% due 06/25/2047 •		5,135	5,098
2.686% due 06/25/2047 •		688	681
2.686% due 11/25/2047 ^•		2,922	2,397
2.696% due 06/25/2047 •		3,923	3,873
2.726% due 09/25/2037 ^•		3,664	3,091
2.726% due 09/25/2047 ^•		33,936	31,238
2.736% due 10/25/2047 •		7,541	7,242
2.765% due 03/25/2036 •		2,600	2,550
2.796% due 06/25/2036 •		7,233	7,207
2.796% due 08/25/2036 •		6,449	6,405
2.806% due 06/25/2036 •		3,746	3,740
2.846% due 04/25/2036 •		2,063	2,065
2.846% due 12/25/2036 ^•		568	303
2.906% due 08/25/2034 •		769	758
2.946% due 04/25/2036 •		4,500	4,485
2.996% due 02/25/2036 •		3,400	3,382
3.066% due 12/25/2035 •		642	645
3.246% due 05/25/2032 •		16	16
4.700% due 10/25/2046 ^~		7,203	7,034
4.715% due 01/25/2034 ^•		10,117	8,357
4.788% due 10/25/2032 ^~		6,431	5,789
Countrywide Asset-Backed Certificates Trust
2.646% due 02/25/2037 •		12,186	11,370
2.646% due 03/25/2037 •		5,106	4,879
2.666% due 03/25/2037 •		6,149	6,089
2.666% due 09/25/2046 •		2,452	2,410
2.956% due 04/25/2036 •		3,404	3,403
2.966% due 05/25/2036 •		30,800	30,334
2.996% due 02/25/2036 •		1,521	1,525
3.036% due 02/25/2036 •		4,800	4,768
3.086% due 11/25/2035 •		1,257	1,258
3.146% due 02/25/2036 •		9,944	9,774
3.156% due 07/25/2035 •		12,371	12,424
3.206% due 11/25/2035 •		2,000	1,995
3.246% due 12/25/2034 •		2,715	2,722
3.306% due 08/25/2047 •		22,540	22,373
3.406% due 11/25/2034 •		426	427
3.665% due 04/25/2035 •		3,500	3,532
4.693% due 10/25/2035 ~		312	319
4.740% due 10/25/2035 ~		57	58
4.783% due 12/25/2034 ~		2,100	2,127
5.103% due 05/25/2035 Ø		1,349	1,366
5.583% due 08/25/2035 ~		17,821	17,008
5.859% due 10/25/2046 ^~		4,482	4,168
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		13,500	13,481
Credit Suisse First Boston Mortgage Securities Corp.
3.246% due 08/25/2032 •		2,018	1,961
4.156% due 05/25/2043 •		498	495
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~		614,966	540,159
0.000% due 02/25/2056 «(g)		152	152
Credit-Based Asset Servicing & Securitization LLC
2.626% due 07/25/2037 •		384	249
3.076% due 07/25/2036 •		1,825	1,813
3.606% due 04/25/2032 •		59	59

6.780% due 05/25/2035 Ø		1,355	1,354
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.816% due 03/25/2037 ^Ø		5,929	3,387
Credit-Based Asset Servicing & Securitization Trust
2.565% due 04/25/2037 •		1,062	801
2.566% due 11/25/2036 •		114	71
2.656% due 11/25/2036 •		10,953	6,950
Crown Point CLO Ltd.
3.389% due 07/17/2028 •		15,100	15,047
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 Ø		1,738	748
5.720% due 09/25/2036 ^Ø		2,469	1,363
6.172% due 06/25/2036 ^Ø		2,184	907
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •		9,962	9,954
Daimler Trucks Retail Trust
2.600% due 05/15/2020		22,986	22,957
Delta Funding Home Equity Loan Trust
3.275% due 09/15/2029 •		152	149
Denali Capital CLO LLC
3.558% due 10/26/2027 •		30,400	30,210
Driver Australia Five Trust
2.954% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	15,586	10,961
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		$22,800	22,636
Edsouth Indenture LLC
3.340% due 07/25/2023 •		4,529	4,535
Educational Funding Co. LLC
2.740% due 10/25/2029 •		1,372	1,367
EMC Mortgage Loan Trust
2.956% due 12/25/2042 •		58	58
3.246% due 05/25/2040 •		23	22
3.406% due 05/25/2043 •		99	98
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •		2,794	2,789
Enterprise Fleet Financing LLC
3.380% due 05/20/2024		22,100	22,196
EquiFirst Mortgage Loan Trust
3.256% due 01/25/2034 •		20	20
Equity One Mortgage Pass-Through Trust
3.066% due 11/25/2032 •		28	28
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		9,949	9,890
2.900% due 01/18/2022		12,906	12,890
3.050% due 12/15/2021		28,280	28,230
FAB UK Ltd.
1.521% due 12/06/2045 •	GBP	7,391	8,955
Fieldstone Mortgage Investment Trust
2.475% due 11/25/2036 •		$10,993	7,045
2.696% due 05/25/2036 •		10,312	7,899
Figueroa CLO Ltd.
3.336% due 01/15/2027 •		18,400	18,387
Finance America Mortgage Loan Trust
3.406% due 08/25/2034 •		419	419
First Franklin Mortgage Loan Trust
2.666% due 04/25/2036 •		4,192	4,071
2.746% due 08/25/2036 •		6,625	5,629
2.746% due 10/25/2036 •		6,047	4,666
2.956% due 11/25/2036 •		6,700	6,702
2.976% due 07/25/2035 •		161	162
2.996% due 07/25/2035 •		2,000	2,006
3.241% due 12/25/2034 •		4,548	4,633
3.706% due 01/25/2035 •		2,690	2,688
3.931% due 10/25/2034 •		1,747	1,727
First NLC Trust
1.188% due 05/25/2035 •		1,444	1,400
2.646% due 08/25/2037 •		3,378	2,019
2.786% due 08/25/2037 •		1,912	1,161
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		172,687	172,366
2.930% due 04/15/2021		39,700	39,661
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021		3,600	3,573
2.915% due 11/15/2021 •		8,930	8,937
Fremont Home Loan Trust
2.566% due 01/25/2037 •		35	19
2.606% due 08/25/2036 •		437	194
2.636% due 11/25/2036 •		47,543	22,030
2.656% due 01/25/2037 •		15,375	8,724
2.666% due 08/25/2036 •		8,951	4,007
2.676% due 02/25/2037 •		58,184	30,230
2.746% due 02/25/2037 •		22,095	11,646
2.756% due 05/25/2036 •		13,123	8,621
2.776% due 04/25/2036 •		3,100	1,878
2.836% due 01/25/2036 •		16,980	16,265
3.241% due 07/25/2035 •		1,500	1,494

3.436% due 07/25/2034 •	220	222
3.571% due 06/25/2035 •	6,400	6,294
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	7	4
GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037 ~	45	46
Golden Credit Card Trust
2.855% due 02/15/2021 •	23,300	23,302
Gracechurch Card Funding PLC
2.855% due 07/15/2022 •	39,500	39,575
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~	667	708
Greystone Commercial Real Estate Ltd.
4.005% due 03/15/2027 •	19,900	19,905
GSAA Home Equity Trust
2.576% due 03/25/2036 •	58	30
2.606% due 03/25/2037 •	704	341
2.626% due 04/25/2047 •	4,542	4,253
2.676% due 09/25/2036 •	11,395	5,082
2.686% due 05/25/2036 •	17,440	7,663
2.686% due 07/25/2037 •	2,642	2,510
2.806% due 03/25/2037 •	2,839	1,689
2.876% due 06/25/2035 •	1,164	1,160
2.956% due 08/25/2037 •	4,527	4,260
3.846% due 03/25/2036 ~	8,121	5,295
4.341% due 06/25/2034 ^Ø	1	1
GSAA Trust
2.626% due 05/25/2047 •	5,947	4,656
2.806% (US0001M + 0.300%) due 05/25/2047 ~	350	282
GSAMP Trust
2.596% due 01/25/2037 •	3,933	2,613
2.626% due 12/25/2036 •	7,293	4,344
2.666% due 05/25/2046 •	1,019	1,009
2.686% due 11/25/2035 •	403	72
2.746% due 06/25/2036 •	5,432	3,628
2.746% due 08/25/2036 •	2,405	2,051
2.776% due 04/25/2036 •	5,042	3,771
3.026% due 01/25/2045 •	1,191	1,191
3.511% due 06/25/2035 •	390	391
3.556% due 06/25/2034 •	489	477
3.756% due 03/25/2034 ^•	4,259	3,504
3.826% due 12/25/2034 ^•	1,570	1,134
4.156% due 10/25/2034 •	517	502
Halcyon Loan Advisors Funding Ltd.
3.569% due 10/22/2025 •	54,000	53,899
Home Equity Asset Trust
3.106% due 11/25/2032 •	154	149
3.601% due 05/25/2035 •	3,300	3,291
Home Equity Loan Trust
2.736% due 04/25/2037 •	10,800	9,690
Home Equity Mortgage Loan Asset-Backed Trust
2.626% due 04/25/2037 •	1,431	1,064
2.716% due 04/25/2037 •	4,603	3,454
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •	120	51
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •	204	100
2.616% due 12/25/2036 •	617	224
2.676% due 12/25/2036 •	5,621	2,043
2.896% due 11/25/2035 •	5,339	5,166
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	8,249	8,233
2.735% due 12/16/2019 •	3,650	3,651
ICG U.S. CLO Ltd.
3.286% due 01/16/2028 •	12,600	12,525
IMC Home Equity Loan Trust
5.699% due 07/25/2026 ~	19	19
7.310% due 11/20/2028	16	15
7.520% due 08/20/2028	18	20
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.366% due 10/25/2033 •	592	587
IXIS Real Estate Capital Trust
3.136% due 02/25/2036 •	6,253	6,264
Jamestown CLO Ltd.
3.126% due 07/15/2026 •	24,123	24,053
3.306% due 01/15/2028 •	26,100	25,761
3.669% due 01/17/2027 •	18,066	18,054
JPMorgan Mortgage Acquisition Trust
2.586% due 08/25/2036 •	253	134
2.616% due 08/25/2036 •	34	26
2.656% due 08/25/2036 •	232	231
2.666% due 01/25/2036 •	1,560	1,554
2.666% due 06/25/2036 •	1,460	1,460
2.666% due 07/25/2036 ^•	7,085	2,986
2.666% due 01/25/2037 •	1,183	1,185
2.676% due 04/25/2036 •	3,846	3,841

2.696% due 03/25/2047 •	25,812	25,099
2.716% due 03/25/2037 •	3,971	3,963
2.746% due 08/25/2036 •	3,000	2,862
2.766% due 07/25/2036 •	7,934	7,756
2.766% due 03/25/2037 •	5,600	5,502
2.776% due 04/25/2036 •	6,315	6,218
6.337% due 08/25/2036 ^Ø	2,540	1,871
LA Arena Funding LLC
7.656% due 12/15/2026	47	51
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (g)	186,808	183,410
0.000% due 01/25/2058 ~	267	262
3.164% due 12/25/2056 ~	631,313	542,883
3.226% due 12/26/2057 ~	645,731	657,340
3.804% due 02/25/2058 ~	147,970	149,004
3.930% due 01/25/2058 ~	48,980	49,959
Lehman ABS Mortgage Loan Trust
2.596% due 06/25/2037 •	7,510	5,384
2.706% due 06/25/2037 •	4,054	2,949
Lehman XS Trust
2.676% due 10/25/2036 •	2,246	2,174
2.676% due 01/25/2037 •	2,025	1,935
LoanCore Issuer Ltd.
3.585% due 05/15/2028 •	24,000	23,973
Long Beach Mortgage Loan Trust
2.666% due 12/25/2036 •	29,887	21,358
3.026% due 08/25/2045 •	7,586	7,346
3.066% due 10/25/2034 •	11	11
3.266% due 08/25/2045 •	2,079	2,093
3.556% due 06/25/2035 •	8,900	8,831
3.781% due 02/25/2035 •	4,500	4,473
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	10,500	10,362
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •	1,706	1,709
MASTR Asset-Backed Securities Trust
2.556% due 01/25/2037 •	101	39
2.656% due 08/25/2036 •	5,477	2,913
2.746% due 03/25/2036 •	8,792	6,363
2.746% due 10/25/2036 •	5,034	4,625
3.006% due 10/25/2035 ^•	11,456	10,750
3.436% due 06/25/2035 •	8,620	8,585
5.471% due 11/25/2035 Ø	535	500
5.719% due 02/25/2036 Ø	1,071	1,018
Merrill Lynch First Franklin Mortgage Loan Trust
2.676% due 04/25/2037 •	3,213	1,880
Merrill Lynch Mortgage Investors Trust
2.566% due 11/25/2037 •	1,969	1,043
2.575% due 04/25/2037 •	3,526	2,197
2.616% due 08/25/2037 •	10,837	6,723
2.626% due 02/25/2037 •	1,113	482
2.656% due 08/25/2037 •	45,385	28,347
2.656% due 11/25/2037 •	14,022	7,570
2.676% due 07/25/2037 •	6,029	3,482
2.746% due 08/25/2037 •	2,269	1,439
2.766% due 03/25/2037 •	57,125	49,030
2.826% due 03/25/2037 •	15,424	11,206
2.956% due 02/25/2047 •	21,705	15,901
MESA Trust
3.306% due 12/25/2031 •	534	528
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	228	246
Mid-State Trust
7.791% due 03/15/2038	1,748	1,927
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 07/25/2036 •	175	87
2.566% due 12/25/2036 •	3,200	1,950
2.566% due 05/25/2037 •	1,498	1,317
2.596% due 01/25/2037 •	6,849	3,878
2.606% due 11/25/2036 •	1,860	1,268
2.616% due 03/25/2037 •	7,844	4,084
2.646% due 11/25/2036 •	17,706	11,184
2.646% due 05/25/2037 •	5,941	4,543
2.656% due 06/25/2036 •	9,259	6,199
2.656% due 09/25/2036 •	19,042	9,279
2.656% due 10/25/2036 •	16,451	10,408
2.656% due 11/25/2036 •	20,571	14,104
2.656% due 12/25/2036 •	2,580	1,587
2.666% due 09/25/2036 •	4,611	2,704
2.686% due 03/25/2037 •	30,221	15,854
2.706% due 02/25/2037 •	2,604	1,644
2.736% due 10/25/2036 •	1,968	1,257
2.736% due 11/25/2036 •	18,514	12,799
2.756% due 08/25/2036 •	19,387	12,399
2.756% due 12/25/2036 •	11,194	6,951
2.756% due 05/25/2037 •	2,685	2,392

2.846% due 03/25/2037 •	3,898	2,079
2.866% due 02/25/2037 •	4,550	2,005
3.151% due 09/25/2035 •	2,280	2,278
3.241% due 07/25/2035 •	6,100	5,909
3.436% due 11/25/2034 •	12,519	12,416
3.451% due 06/25/2034 •	1,788	1,784
3.506% due 03/25/2033 •	958	942
3.526% due 08/25/2034 •	183	183
Morgan Stanley Dean Witter Capital, Inc. Trust
3.781% due 09/25/2032 •	1,574	1,569
3.856% due 02/25/2033 •	951	953
Morgan Stanley Home Equity Loan Trust
2.606% due 12/25/2036 •	19,240	11,312
2.666% due 04/25/2036 •	6,915	5,266
Morgan Stanley IXIS Real Estate Capital Trust
2.556% due 11/25/2036 •	6	3
2.656% due 07/25/2036 •	10,628	5,619
2.736% due 07/25/2036 •	32,593	17,505
Morgan Stanley Mortgage Loan Trust
2.586% due 11/25/2036 •	4,167	1,757
2.626% due 04/25/2037 •	6,623	3,110
2.736% due 02/25/2037 •	634	295
2.866% due 04/25/2037 •	3,209	1,543
4.135% due 11/25/2036 ^•	2,083	1,005
5.577% due 10/25/2046 ^Ø	3,006	1,275
5.726% due 10/25/2036 ^Ø	1,449	716
5.750% due 04/25/2037 ^~	855	580
6.000% due 02/25/2037 ^~	708	550
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	51,823	51,844
Mountain View CLO Ltd.
3.236% due 10/15/2026 •	10,150	10,133
National Collegiate Student Loan Trust
2.766% due 02/26/2029 •	892	888
2.776% due 03/26/2029 •	6,765	6,698
Navient Private Education Loan Trust
2.805% due 12/15/2059 •	10,107	10,097
3.610% due 12/15/2059	11,900	12,031
3.955% due 01/16/2035 •	1,251	1,251
Navient Private Education Refi Loan Trust
3.010% due 06/16/2042	35,618	35,514
Navient Student Loan Trust
3.430% due 12/15/2059	42,900	43,098
Nelnet Student Loan Trust
3.106% due 03/25/2030 •	8,193	8,220
New Century Home Equity Loan Trust
2.986% due 10/25/2035 •	2,299	2,233
3.181% due 03/25/2035 •	3,275	3,266
3.391% due 05/25/2034 •	1,339	1,326
5.506% due 01/25/2033 ^•	3,184	2,932
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.836% due 10/25/2036 ^•	24,538	8,098
2.906% due 02/25/2037 ^•	2,283	968
2.996% due 05/25/2035 •	2,489	2,499
6.032% due 10/25/2036 ^Ø	3,173	1,214
NovaStar Mortgage Funding Trust
2.606% due 01/25/2037 •	4,491	2,075
2.656% due 06/25/2036 •	2,852	2,233
2.656% due 09/25/2036 •	18,091	10,086
2.656% due 03/25/2037 •	4,888	2,244
2.676% due 11/25/2036 •	10,814	4,924
2.686% due 03/25/2037 •	4,047	1,863
2.716% due 01/25/2037 •	20,202	9,432
2.756% due 10/25/2036 •	5,763	3,425
3.216% due 12/25/2033 •	493	488
3.331% due 06/25/2034 •	84	83
4.381% due 03/25/2035 •	9,200	9,235
Oaktree CLO Ltd.
3.689% due 10/20/2026 •	6,200	6,199
OCP CLO Ltd.
3.299% due 04/17/2027 •	8,600	8,517
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •	4,519	4,520
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	15,961	15,938
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	11,800	11,729
3.430% due 12/16/2024	64,800	64,954
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,123
Option One Mortgage Loan Trust
2.606% due 01/25/2037 •	12,809	8,066
2.646% due 01/25/2037 •	28,834	18,235
2.676% due 05/25/2037 •	4,907	3,003
2.686% due 04/25/2037 •	8,738	5,534
2.726% due 01/25/2037 •	10,842	6,908

2.726% due 04/25/2037 •	25,572	19,713
2.746% due 04/25/2037 •	3,709	2,489
2.756% due 03/25/2037 •	1,706	1,005
2.756% due 07/25/2037 •	3,758	2,649
2.836% due 04/25/2037 •	2,812	1,786
2.866% due 01/25/2036 •	6,600	5,858
Option One Mortgage Loan Trust Asset-Backed Certificates
2.966% due 11/25/2035 •	21,800	20,948
3.361% due 10/25/2032 •	2,797	2,754
OSCAR U.S. Funding Trust LLC
2.877% due 04/12/2021 •	6,623	6,629
Ownit Mortgage Loan Trust
3.106% due 10/25/2036 ^•	3,770	3,222
Palmer Square CLO Ltd.
3.466% due 08/15/2026 •	30,636	30,455
Palmer Square Loan Funding Ltd.
3.086% due 07/15/2026 •	43,065	42,664
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •	11,751	11,829
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.306% due 12/25/2034 •	13,859	14,061
Penarth Master Issuer PLC
2.835% due 03/18/2022 •	11,500	11,484
2.905% due 09/18/2022 •	46,000	45,901
People’s Choice Home Loan Securities Trust
3.035% due 05/25/2035 ^•	1,578	1,557
3.260% due 05/25/2035 ^•	7,000	6,095
3.665% due 01/25/2035 •	5,208	5,105
People’s Financial Realty Mortgage Securities Trust
2.646% due 09/25/2036 •	21,444	8,360
Popular ABS Mortgage Pass-Through Trust
2.716% due 01/25/2037 •	7,000	6,722
3.136% due 06/25/2035 •	3,676	3,649
RAAC Trust
2.776% due 05/25/2036 •	1,036	1,020
2.806% due 06/25/2044 •	2,614	2,328
2.846% due 02/25/2036 •	3,460	3,447
2.856% due 11/25/2046 •	12,267	11,583
2.906% due 06/25/2047 •	1,630	1,629
Renaissance Home Equity Loan Trust
2.866% due 11/25/2034 •	299	278
3.195% due 08/25/2033 •	65	64
3.206% due 08/25/2032 •	104	100
5.565% due 02/25/2036 Ø	1	1
5.893% due 06/25/2037 ^Ø	8,030	3,666
5.906% due 06/25/2037 Ø	8,997	4,117
Residential Asset Mortgage Products Trust
2.726% due 10/25/2034 •	235	231
2.796% due 02/25/2036 •	4,409	4,384
2.806% due 03/25/2036 •	21,516	20,997
5.056% due 12/25/2034 •	2,000	2,027
Residential Asset Securities Corp. Trust
2.636% due 11/25/2036 •	10,825	9,024
2.656% due 08/25/2036 •	994	888
2.666% due 06/25/2036 •	233	233
2.676% due 11/25/2036 •	4,291	3,586
2.686% due 04/25/2036 •	1,064	1,064
2.746% due 10/25/2036 •	2,922	2,851
2.776% due 05/25/2037 •	2,151	2,136
2.786% due 04/25/2036 •	4,200	4,057
2.916% due 01/25/2036 •	2,098	2,085
3.086% due 06/25/2033 •	1,262	1,177
3.096% due 09/25/2035 •	5,000	4,961
3.166% due 11/25/2035 •	3,625	3,636
3.331% due 07/25/2034 •	924	913
3.601% due 03/25/2035 •	2,803	2,754
Residential Mortgage Loan Trust
3.815% due 09/25/2029 •	7	7
SACO Trust
2.926% due 03/25/2036 ^•	26	26
3.006% due 12/25/2035 •	6	6
Santander Drive Auto Receivables Trust
2.730% due 04/15/2021	26,800	26,752
Santander Retail Auto Lease Trust
2.710% due 10/20/2020	50,954	50,858
2.740% due 10/20/2020 •	56,553	56,525
Saxon Asset Securities Trust
2.676% due 10/25/2046 •	12,719	12,423
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	270	93
2.636% due 05/25/2037 ^•	740	551
2.666% due 07/25/2036 •	2,905	1,389
2.746% due 07/25/2036 •	3,734	1,809
2.756% due 03/25/2036 •	12,140	9,107
2.756% due 05/25/2036 •	13,713	8,744
3.466% due 01/25/2036 ^•	4,133	3,105

Securitized Term Auto Receivables Trust
3.060% due 02/25/2021		11,500	11,510
Seneca Park CLO Ltd.
3.569% due 07/17/2026 •		24,255	24,198
SG Mortgage Securities Trust
2.656% due 10/25/2036 •		20,988	18,401
SLC Student Loan Trust
2.776% due 05/15/2023 •		1,121	1,120
2.898% due 03/15/2027 •		11,913	11,862
3.688% due 06/15/2021 •		4,129	4,149
SLM Private Credit Student Loan Trust
2.988% due 06/15/2023 •		19,239	19,196
SLM Private Education Loan Trust
1.850% due 06/17/2030		4,624	4,599
4.705% due 06/16/2042 •		18,000	18,348
5.200% due 05/16/2044 •		602	609
5.705% due 05/16/2044 •		7,374	7,475
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	44	50
0.000% due 06/17/2024 •		4,683	5,346
2.530% due 01/25/2019 •		$2,297	2,296
2.600% due 10/27/2025 •		2,082	2,080
2.610% due 01/25/2027 •		59,168	58,900
2.640% due 10/25/2029 •		15,346	15,277
2.820% due 01/25/2022 •		7,958	7,819
3.258% due 12/15/2027 •		55,535	55,591
3.338% due 12/15/2025 •		30,965	31,122
3.390% due 07/25/2023 •		636	638
4.190% due 07/25/2023 •		1,922	1,954
SMB Private Education Loan Trust
2.805% due 03/16/2026 •		15,933	15,924
SOFI Alternative Trust
4.623% due 05/16/2050 ~		343,752	353,151
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		6,796	6,783
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		293	293
1.630% due 01/25/2036		1,242	1,239
1.830% due 05/25/2040		2,331	2,320
3.020% due 02/25/2040		7,766	7,721
3.806% due 02/25/2040 •		4,912	4,993
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		18,589	18,507
Soundview Home Loan Trust
2.616% due 01/25/2037 •		4,298	3,316
2.666% due 11/25/2036 •		5,017	4,894
2.666% due 01/25/2037 •		4,103	3,181
2.686% due 02/25/2037 •		9,493	3,672
2.686% due 08/25/2037 •		2,960	2,894
2.766% due 02/25/2037 •		12,249	4,807
2.786% due 05/25/2036 •		5,000	4,833
3.331% due 06/25/2035 •		1,692	1,678
South Carolina Student Loan Corp.
3.738% due 09/03/2024 •		439	441
Specialty Underwriting & Residential Finance Trust
2.606% due 11/25/2037 •		570	424
2.806% due 12/25/2036 •		5,058	4,928
2.856% due 03/25/2037 •		4,055	2,186
3.256% due 06/25/2036 •		735	738
3.406% due 06/25/2036 •		18,300	16,842
3.481% due 12/25/2035 •		2,825	2,811
3.981% due 02/25/2037 Ø		32,732	17,739
3.981% due 02/25/2037 ^Ø		6,987	3,785
SpringCastle America Funding LLC
3.050% due 04/25/2029		49,885	49,466
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •		2,697	2,700
Structured Asset Investment Loan Trust
2.656% due 06/25/2036 •		1,674	1,625
2.656% due 09/25/2036 •		26,189	25,280
3.106% due 01/25/2036 •		6,526	6,477
3.206% due 04/25/2033 •		947	928
3.406% due 05/25/2035 •		9,400	9,356
3.436% due 09/25/2034 •		401	395
3.436% due 01/25/2035 •		41,358	41,365
3.506% due 09/25/2034 •		306	305
3.631% due 01/25/2035 •		3,957	3,259
3.706% due 12/25/2034 •		7,787	7,779
3.886% due 04/25/2033 •		129	127
4.081% due 01/25/2035 •		4,313	1,871
4.231% due 01/25/2035 ^•		3,599	318
Structured Asset Securities Corp.
4.971% due 10/25/2034 Ø		767	778
Structured Asset Securities Corp. Mortgage Loan Trust
2.686% due 01/25/2037 •		3,055	1,602
2.756% due 09/25/2036 •		4,500	4,420

2.776% due 04/25/2036 •		12,913	12,276
2.806% due 06/25/2035 •		1,243	1,212
2.956% due 05/25/2037 •		3,486	3,307
3.506% due 08/25/2037 •		12,275	12,325
4.865% due 12/25/2034 •		838	823
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.786% due 06/25/2033 Ø		28	28
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •		9,519	9,515
Symphony CLO Ltd.
3.466% due 10/15/2025 •		29,833	29,615
Telos CLO Ltd.
3.719% due 01/17/2027 •		19,700	19,713
TICP CLO Ltd.
3.309% due 04/20/2028 •		29,400	29,074
Triaxx Prime CDO Ltd.
2.609% due 10/02/2039 •		29,831	17,153
Trillium Credit Card Trust
2.756% due 02/27/2023 •		24,500	24,457
Utah State Board of Regents
3.256% due 01/25/2057 •		63,723	63,662
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,437
Venture CLO Ltd.
3.507% due 02/28/2026 •		39,900	39,700
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		27,957	27,769
3.250% due 06/25/2047 Ø		33,621	33,542
Volkswagen Auto Loan Enhanced Trust
3.050% due 08/20/2021		20,200	20,231
Wachovia Loan Trust
2.866% due 05/25/2035 •		142	142
WaMu Asset-Backed Certificates WaMu Trust
2.756% due 04/25/2037 •		13,012	6,777
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •		1,820	884
Westlake Automobile Receivables Trust
1.800% due 07/15/2020		5,053	5,042
2.840% due 09/15/2021		32,722	32,678
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		4,024	4,014
2.590% due 11/16/2020		13,166	13,132
World Omni Select Auto Trust
2.782% due 11/15/2019		11,413	11,408
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •		16,900	16,806

Total Asset-Backed Securities (Cost $7,240,353)			7,364,631

SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	1,137,340	37,166
6.250% due 04/22/2019 (m)		$6,200	6,264
41.328% (BADLARPP) due 10/04/2022 ~	ARS	26,681	1,123
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		760,256	19,468
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		436,392	11,587
59.257% (ARLLMONP) due 06/21/2020 ~(a)		34,440	985
Autonomous City of Buenos Aires Argentina
55.052% (BADLARPP + 5.000%) due 01/23/2022 ~(a)		218,785	5,342
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	20,800	25,664
4.950% due 02/11/2020		12,731	15,193
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2019 (g)	BRL	5,065,424	1,287,577
0.000% due 07/01/2019 (g)		780,000	195,247
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$2,800	2,709
2.125% due 09/01/2022		22,900	22,252
Israel Government International Bond
3.250% due 01/17/2028		8,300	8,152
4.125% due 01/17/2048		4,000	3,926
Japan Bank for International Cooperation
2.375% due 07/21/2022		8,500	8,358
2.500% due 06/01/2022 (m)		24,200	23,865
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	28,138
2.625% due 04/20/2022		79,300	78,342
3.375% due 09/27/2023		55,800	56,737
Korea Housing Finance Corp.
0.750% due 10/30/2023	EUR	32,600	37,697
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$25,100	25,349
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,057

New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,301	1,028
6.000% due 03/01/2022		165	130
Peru Government International Bond
5.940% due 02/12/2029	PEN	106,000	32,091
Poland Government International Bond
4.000% due 01/22/2024		$15	15
Province of Alberta
2.050% due 08/17/2026		6,000	5,625
Province of Ontario
1.650% due 09/27/2019		85,700	85,043
4.000% due 10/07/2019		23,855	24,070
4.400% due 04/14/2020		18,900	19,303
Province of Quebec
2.750% due 08/25/2021 (m)		81,800	81,859
3.500% due 07/29/2020		11,900	12,052
3.500% due 12/01/2022	CAD	68,053	51,982
Provincia de Buenos Aires
5.750% due 06/15/2019		$3,000	3,011
52.516% due 05/31/2022 •(a)	ARS	50,000	1,201
53.677% due 04/12/2025 •(a)		433,703	9,874
Qatar Government International Bond
3.875% due 04/23/2023		$42,900	43,455
4.500% due 04/23/2028		19,600	20,506
5.103% due 04/23/2048		16,600	17,474
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	348
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	104,000	120,533
Tokyo Metropolitan Government
2.000% due 05/17/2021		$400	391
2.500% due 06/08/2022		4,500	4,422

Total Sovereign Issues (Cost $2,566,276)			2,455,611

	SHARES
MUTUAL FUNDS 0.0%
MLM LLC		110	1

Total Mutual Funds (Cost $1)			1

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (e)		775,108	6
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		184,993	23

Total Common Stocks (Cost $15,195)			29

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
0.000% «(e)		9,188,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		40,000	4,020
Encina Private Credit, LLC «		3,411	1

Total Preferred Securities (Cost $4,180)			4,021

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		104,880	104,942

Lloyds Bank Corporate Markets PLC
2.908% (US0003M + 0.500%) due 10/26/2020 ~		36,890	36,900

			141,842

COMMERCIAL PAPER 0.1%
Campbell Soup Co.
3.100% due 02/11/2019		20,300	20,231
Entergy Corp.
2.900% due 02/07/2019		27,703	27,617
Ford Motor Credit Co.
2.780% due 02/19/2019		43,400	43,207

			91,055

REPURCHASE AGREEMENTS (l) 0.1%			43,576

SHORT-TERM NOTES 0.0%
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019		11,479	11,475

ARGENTINA TREASURY BILLS 0.2%
(0.850)% due 01/31/2019 - 04/30/2019 (f)(g)	ARS	4,327,381	128,255

GREECE TREASURY BILLS 0.1%
1.264% due 03/15/2019 (f)(g)	EUR	73,200	83,744

U.S. TREASURY BILLS 0.4%
2.363% due 01/03/2019 - 03/14/2019 (f)(g)(o)(q)		$262,837	262,022

Total Short-Term Instruments (Cost $766,316)			761,969

Total Investments in Securities (Cost $90,637,454)			91,038,332

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short Asset Portfolio		575,326,375	5,708,388
PIMCO Short-Term Floating NAV Portfolio III		69,624,343	688,167

Total Short-Term Instruments (Cost $6,447,668)			6,396,555

Total Investments in Affiliates (Cost $6,447,668)			6,396,555

Total Investments 148.8% (Cost $97,085,122)			$97,434,887
Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $(190,764))			93,721
Other Assets and Liabilities, net (48.9)%			(32,051,679)

Net Assets 100.0%			$65,476,929

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	12/05/2019	12/19/2018	$19,103	$19,109	0.03%
CIMIC Group Ltd.	0.000	08/29/2019	09/20/2018	11,682	11,652	0.02
CIMIC Group Ltd.	0.000	09/26/2019	10/16/2018	11,637	11,612	0.02
CIMIC Group Ltd.	0.000	10/03/2019	10/16/2018	11,626	11,602	0.02
CIMIC Group Ltd.	0.000	02/25/2019	09/26/2018	867	841	0.00
CIMIC Group Ltd.	1.000	01/07/2019		18,149	17,604	0.03
CIMIC Group Ltd.	1.000	07/03/2019	12/11/2018	125,585	122,806	0.19
CIMIC Group Ltd.	1.000	07/18/2019	07/25/2018	29,128	29,059	0.04
CIMIC Group Ltd.	1.000	08/15/2019	09/26/2018	17,763	17,195	0.03
CIMIC Group Ltd.	1.000	01/09/2019	09/26/2018	7,633	7,404	0.01
CIMIC Group Ltd.	1.000	11/28/2019	12/11/2018	3,059	3,060	0.00
CIMIC Group Ltd.	2.000	04/04/2019	09/26/2018	43,814	43,175	0.07
CIMIC Group Ltd.	4.090	06/17/2019	07/10/2018	8,544	8,525	0.01
CIMIC Group Ltd.	4.237	09/12/2019	09/20/2018	7,774	7,755	0.01
GHH Holdings Ltd.	2.655	12/04/2024	10/10/2018	65,624	63,106	0.10
Hotel (PL Property) Ltd.	2.713	02/07/2023	07/09/2018	47,700	45,587	0.07
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	17,500	17,486	0.03
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	14,161	14,123	0.02
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	14,161	14,066	0.02
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	14,161	14,009	0.02
PKY- San Felipe Plaza LP	5.887	12/09/2021	12/05/2018	122,000	122,104	0.19
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	14,538	0.02
Tawny Funding S.A.	3.150	03/16/2023	08/28/2018	230,736	225,047	0.34

				$857,407	$841,465	1.29%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.150%	12/19/2018	01/03/2019	$2,777	Pacific Gas & Electric Co. 3.950% due 12/01/2047	$(2,768)	$2,777	$2,779
	2.150	01/03/2019	01/17/2019	2,741	Pacific Gas & Electric Co. 3.950% due 12/01/2047	(2,768)	2,741	2,743
BPG	3.100	12/31/2018	01/02/2019	800	U.S. Treasury Notes 2.750% due 02/15/2024	(816)	800	800
FICC	2.000	12/31/2018	01/02/2019	16,920	U.S. Treasury Notes 2.875% due 09/30/2023	(17,263)	16,920	16,921
SAL	2.030	12/18/2018	01/03/2019	9,838	Pacific Gas & Electric Co. 6.050% due 03/01/2034	(9,522)	9,838	9,847
	2.100	01/03/2019	01/17/2019	9,500	Pacific Gas & Electric Co. 6.050% due 03/01/2034	(9,523)	9,500	9,504
TDM	3.130	12/31/2018	01/02/2019	1,000	U.S. Treasury Notes 3.625% due 02/15/2021	(1,037)	1,000	1,000

Total Repurchase Agreements						$(43,697)	$43,576	$43,594

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.750%	12/13/2018	01/14/2019		$(1,962)	$(1,965)
BRC	1.750	12/24/2018	TBD	(3)	(29,191)	(29,204)
	2.450	12/24/2018	TBD	(3)	(14,596)	(14,605)
BSN	2.510	12/26/2018	01/14/2019		(242,601)	(242,719)
CSN	2.570	12/13/2018	01/16/2019		(347,986)	(348,483)
JML	1.950	10/12/2018	TBD	(3)	(210)	(210)
JPS	2.580	12/13/2018	01/22/2019		(536,676)	(537,445)
NOM	1.900	12/28/2018	TBD	(3)	(3,169)	(3,170)
	2.050	12/21/2018	TBD	(3)	(2,968)	(2,970)
NXN	2.550	11/05/2018	02/01/2019		(295,784)	(296,999)
	2.710	12/26/2018	01/14/2019		(240,253)	(240,380)
TDM	2.350	12/21/2018	TBD	(3)	(3,847)	(3,850)
	2.350	12/21/2018	12/20/2020		(4,094)	(4,097)
	2.400	12/21/2018	01/02/2019		(1,926)	(1,928)

Total Reverse Repurchase Agreements						$(1,728,025)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Corporate Bonds & Notes 0.0%
Utilities 0.0%
Pacific Gas & Electric Co.	3.950%	12/01/2047	$3,600	$(2,691)	$(2,768)
Pacific Gas & Electric Co.	6.050	03/01/2034	10,000	(9,638)	(9,524)

Total Corporate Bonds & Notes				(12,329)	(12,292)

U.S. Government Agencies (2.3)%
Fannie Mae, TBA	4.000%	01/01/2034	24,000	(24,421)	(24,560)
Freddie Mac, TBA	4.000	01/01/2049	1,413,800	(1,420,222)	(1,441,380)

Total U.S. Government Agencies				(1,444,643)	(1,465,940)

Total Short Sales (2.3)%				$(1,456,972)	$(1,478,232)

(m)	Securities with an aggregate market value of $1,796,851 and cash of $1,665 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(8,897,905) at a weighted average interest rate of 2.111%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $216 of accrued interest.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures		$106.500	02/22/2019	51,304	$51,304	$439	$55
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		170.000	02/22/2019	5,607	5,607	46	168
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		171.000	02/22/2019	10,777	10,777	89	161
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		172.000	02/22/2019	8,877	8,877	74	133
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		173.000	02/22/2019	11,298	11,298	95	169
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		180.000	02/22/2019	726	726	6	1
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures		185.000	02/22/2019	109	109	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures		103.750	02/22/2019	197,190	197,190	1,686	214
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures		100.000	02/22/2019	5,300	5,300	45	5
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures		105.000	02/22/2019	1,200	1,200	10	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures		107.000	02/22/2019	1,300	1,300	11	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures		110.000	02/22/2019	199	199	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures		119.000	02/22/2019	18,607	18,607	159	19
Call - MSE Canada Government 10-Year Bond March 2019 Futures	CAD	159.000	02/15/2019	40	40	0	0

Total Purchased Options						$2,663	$927

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	33,795	$9,708,225	$(146)	$0	$(484)
90-Day Eurodollar March Futures	03/2019	7,970	1,938,503	84	0	0
Call Options Strike @ EUR 150.000 on United Kingdom Long Gilt March 2019 Futures	02/2019	149	0	(2)	0	0
Call Options Strike @ EUR 155.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	77	1	0	0	0
Call Options Strike @ EUR 156.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	19	0	0	0	0
Call Options Strike @ EUR 159.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	51	1	0	0	0
Call Options Strike @ EUR 160.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	10,714	123	(11)	0	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	94	1	0	0	0
Call Options Strike @ EUR 163.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	926	11	(1)	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	76	1	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	28	0	0	0	0
Euro-Bund 10-Year Bond March Futures	03/2019	34,881	6,535,859	47,468	0	(7,593)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	5,747	66	(6)	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	19,000	218	(19)	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	5,290	61	(5)	0	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	377	4	(1)	0	0
U.S. Treasury 5-Year Note March Futures	03/2019	190,968	21,901,643	355,539	47,742	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	36,381	5,844,835	308,896	21,601	0

				$711,796	$69,343	$(8,077)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	9,909	$(2,416,062)	$(10,266)	$0	$(867)
90-Day Eurodollar June Futures	06/2020	30,381	(7,405,749)	(16,959)	17	(1,781)
90-Day Eurodollar March Futures	03/2020	3,844	(936,446)	(3,463)	0	(192)
90-Day Eurodollar September Futures	09/2020	16,323	(3,980,568)	(9,843)	1	(1,122)
Australia Government 10-Year Bond March Futures	03/2019	21,478	(2,007,110)	(23,548)	0	(9,515)
Canada Government 10-Year Bond March Futures	03/2019	5,617	(562,729)	(17,368)	206	0
Euro-BTP Italy Government Bond March Futures	03/2019	49,980	(7,279,393)	(291,171)	0	(3,459)
Euro-Buxl 30-Year Bond March Futures	03/2019	7,971	(1,649,561)	(31,138)	7,489	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	35,930	(6,207,951)	(8,505)	8,645	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,600	(195,225)	9	669	(12)
U.S. Treasury 30-Year Bond March Futures	03/2019	38,976	(5,690,496)	(245,523)	151	(17,539)
United Kingdom Long Gilt March Futures	03/2019	3,518	(552,299)	(4,773)	583	(1,794)

				$(662,548)	$17,761	$(36,281)

Total Futures Contracts				$49,248	$87,104	$(44,358)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.382%		$40,000	$801	$(310)	$491	$6	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.454		20,000	177	118	295	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.865		47,000	(522)	830	308	29	0
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.439		58,200	1,175	(525)	650	0	(13)
Daimler AG	1.000	Quarterly	12/20/2020	0.442	EUR	35,800	593	(122)	471	0	(5)
Deutsche Bank AG	1.000	Quarterly	12/20/2019	1.450		11,600	(90)	37	(53)	4	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.601		$8,700	(228)	346	118	0	(7)
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.369		8,700	1,296	(358)	938	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906		3,100	573	(221)	352	0	0
Ford Motor Credit Co. LLC	0.000	Quarterly	12/20/2023	2.398		4,700	630	(93)	537	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		85,400	(4,849)	996	(3,853)	28	0
General Motors Co.	5.000	Quarterly	06/20/2022	1.343		2,100	357	(102)	255	0	(4)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.516		169,900	3,226	(1,583)	1,643	14	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.607		29,800	602	(311)	291	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.667		22,100	463	(246)	217	4	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.787		23,500	(2,239)	3,232	993	0	(6)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.416		25,200	89	273	362	0	(6)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.487		72,300	(673)	1,761	1,088	5	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.467		68,200	1,084	(359)	725	0	(4)
Tesco PLC	1.000	Quarterly	06/20/2022	1.146	EUR	143,000	(7,211)	6,446	(765)	0	(167)

							$(4,746)	$9,809	$5,063	$96	$(218)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	418,200	$(7,410)	$2,532	$(4,878)	$0	$(906)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$32,400	$1,851	$(797)	$1,054	$47	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	31,800	1,402	(699)	703	53	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	1,600	28	(9)	19	0	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	(19)	34	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	8,200	148	(62)	86	2	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,000	17	(8)	9	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	3,831,700	42,411	(19,486)	22,925	1,406	0

					$45,910	$(21,080)	$24,830	$1,509	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	57,500	$(694)	$8,873	$8,179	$245	$0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023	$	2,776,700	(63,440)	111,129	47,689	5,437	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(8,637)	(9,333)	0	(902)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	2,417,800	(17,012)	57,524	40,512	3,538	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		351,100	910	2,928	3,838	531	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		334,600	0	23,958	23,958	418	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	19,328	19,328	327	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	45,714	45,714	769	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		226,400	(5,112)	12,407	7,295	199	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	843,200	15,614	(12,031)	3,583	0	(1,456)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		783,000	16,178	(21,450)	(5,272)	0	(3,748)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		161,600	(1,249)	491	(758)	0	(787)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		262,300	881	(18,120)	(17,239)	0	(2,941)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		388,800	(20,199)	(4,706)	(24,905)	0	(4,374)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	675,790,000	(38,780)	(64,935)	(103,715)	413	(340)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	(6,583)	(10,369)	0	(104)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,758	(7,932)	(5,174)	0	(86)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		192,648,000	7,357	30,056	37,413	638	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(5,580)	(5,603)	0	(89)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(4,226)	(6,151)	0	(121)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		89,833,000	3,336	(38,978)	(35,642)	0	(295)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(883)	(883)	0	(18)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		20,820,000	1,332	(7,475)	(6,143)	0	(181)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(2,485)	(2,475)	0	(53)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		100,450,000	6,413	(42,837)	(36,424)	0	(923)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,831,400	(213)	(4,779)	(4,992)	32	0
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	24,616,300	(14,341)	3,629	(10,712)	1,874	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		34,000,700	(1,374)	3,912	2,538	2,802	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		6,247,700	(176)	939	763	522	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		5,192,400	591	(1,151)	(560)	0	(437)
Pay	28-Day MXN-TIIE	8.775	Lunar	11/18/2020		2,780,000	0	439	439	235	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		32,374,500	1,221	(3,287)	(2,066)	0	(2,721)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		11,549,200	520	(3,322)	(2,802)	0	(990)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		6,572,400	0	(1,591)	(1,591)	0	(567)
Receive	28-Day MXN-TIIE	8.830	Lunar	12/11/2020		7,605,000	0	(1,662)	(1,662)	0	(656)

							$(111,899)	$58,677	$(53,222)	$17,980	$(21,789)

Total Swap Agreements							$(78,145)	$49,938	$(28,207)	$19,585	$(22,913)

(o)

Securities with an aggregate market value of $320,911 and cash of $1,003,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$14,042	SGD	19,146	$30	$0
BOA	01/2019	ARS	30,500		$749	0	(46)
	01/2019	AUD	10,516		7,638	230	0
	01/2019	BRL	881,000		235,059	7,748	0
	01/2019	CAD	207,140		155,513	3,747	0
	01/2019	EUR	1,524,996		1,740,959	0	(7,458)
	01/2019	JPY	24,652,700		220,300	0	(4,696)
	01/2019	MXN	5,888,755		289,940	0	(9,412)
	01/2019	SEK	159,355		17,609	0	(384)
	01/2019		$14,160	AUD	20,114	9	0
	01/2019		227,367	BRL	881,000	0	(56)
	01/2019		54,506	EUR	47,747	236	0
	02/2019	NOK	7,900		$932	17	0
	03/2019		$102,215	SGD	139,829	558	0
	08/2019	AUD	25,000		$18,224	553	0
BPS	01/2019	JPY	124,607,200		1,107,245	0	(30,096)
	01/2019	MXN	764,323		37,501	0	(1,353)
	01/2019		$10,538	TRY	67,113	2,052	0
	02/2019	JPY	1,680,000		$15,111	0	(251)
	03/2019		$6,251	INR	448,346	142	0
	03/2019		188,610	SGD	257,609	729	0
	03/2019		116,299	TRY	656,305	3,045	0
	04/2019	AUD	27,292		$19,843	590	0
	05/2019	ARS	406,453		9,282	0	(12)
BRC	01/2019		1,038,833		26,000	0	(791)
	01/2019	JPY	74,120,000		655,437	0	(21,242)
	01/2019		$784,643	GBP	618,921	4,545	0
	01/2019		147,049	JPY	16,592,800	4,387	0
	02/2019	JPY	63,470,000		$570,214	0	(10,155)
	06/2020		$1,334	ARS	79,040	145	0
BSH	01/2019	BRL	934,600		$254,993	13,852	0
	01/2019		$90,507	BRL	340,000	0	(2,782)
BSS	01/2019		153,464		594,600	0	(49)
	04/2019	BRL	2,755,940		$720,887	14,481	0
CBK	01/2019	AUD	109,360		79,782	2,741	0
	01/2019	BRL	470,851		123,024	1,760	(223)
	01/2019	DKK	35,405		5,405	0	(28)
	01/2019	EUR	215,103		245,947	9	(679)
	01/2019	JPY	56,170,000		500,596	0	(12,475)
	01/2019	MXN	2,801,482		135,846	0	(6,566)
	01/2019		$7,430	ARS	303,700	489	0
	01/2019		121,516	BRL	470,851	0	(30)
	01/2019		1,024	CAD	1,390	0	(5)
	01/2019		102,306	EUR	89,959	832	0
	01/2019		20,903	JPY	2,315,400	229	0
	01/2019		246,001	MXN	5,010,792	8,144	0
	02/2019	AUD	1,200		$872	26	0
	02/2019	ILS	25,579		6,973	113	0
	02/2019	JPY	353,170,000		3,154,288	0	(77,124)
	02/2019		$2,039,886	JPY	230,518,000	69,295	0
	03/2019	KRW	367,809		$328	0	(3)
	03/2019		$28,636	SGD	39,068	79	0
	04/2019		5,449	DKK	35,405	28	0
DUB	01/2019	ARS	363,640		$9,091	0	(365)
	01/2019	BRL	164,910		42,560	10	0
	01/2019		$42,612	BRL	164,910	0	(63)
	02/2019	BRL	164,910		$42,530	58	0
	03/2019		$805	IDR	11,836,335	8	0
FBF	01/2019		8,186	ARS	344,870	807	0
	04/2019	CNH	21,997		$3,135	0	(67)
GLM	01/2019	ARS	1,112,996		28,400	0	(702)
	01/2019	AUD	26,888		19,169	227	0
	01/2019	BRL	246,200		63,539	16	0
	01/2019	EUR	1,048,494		1,195,914	0	(6,190)
	01/2019	GBP	407,422		516,519	0	(2,986)
	01/2019	MXN	5,716,168		278,017	0	(12,561)
	01/2019	RUB	5,419,120		81,409	3,855	0
	01/2019		$119,465	AUD	163,429	0	(4,333)
	01/2019		65,364	BRL	246,200	0	(1,841)
	01/2019		5,552	DKK	35,405	0	(118)
	01/2019		44,499	EUR	38,966	176	0
	01/2019		150,105	GBP	117,599	176	(330)
	01/2019		7,446	JPY	842,500	244	0
	01/2019		71,665	RUB	4,746,331	0	(3,740)
	02/2019		1,096,696	JPY	123,845,000	36,452	0
	03/2019		185,084	TRY	1,046,347	5,187	0
	07/2019	ARS	251,029		$5,307	0	(94)
	07/2019		$5,335	ARS	251,029	66	0
	12/2019	ARS	1,078,665		$19,562	0	(840)
HUS	01/2019		281,165		7,037	0	(216)
	01/2019	GBP	82,463		104,249	0	(900)
	01/2019	JPY	45,915,500		411,188	0	(7,865)
	01/2019	MXN	1,525,214		75,183	0	(2,350)
	01/2019	TRY	3,937		742	3	0
	01/2019		$14,268	ARS	567,195	270	0
	01/2019		4,210	AUD	5,711	0	(186)
	01/2019		7,458	EUR	6,536	35	0
	01/2019		1,276,098	JPY	144,428,100	42,438	0
	01/2019		126,866	MXN	2,587,601	4,380	0
	01/2019		2,720	RUB	180,281	0	(140)
	02/2019		4,324	ARS	178,648	99	0
	02/2019		35,828	TRY	196,800	403	0
	03/2019	ARS	6,291		$148	0	(4)
	03/2019	EUR	58,400		74,478	7,164	0
	03/2019	SGD	348,020		254,047	0	(1,743)
	03/2019	THB	372,860		11,329	0	(146)
	03/2019		$10,659	ARS	491,391	1,178	0
	04/2019	ARS	69,606		$1,632	0	(17)
	05/2019		$9,331	ARS	406,453	0	(37)
	12/2019		13,263		797,759	1,826	0
IND	01/2019		7,265	CHF	7,209	74	0
	01/2019		6,947	TRY	45,716	1,629	0
	02/2019		1,276,729	JPY	144,230,000	42,110	0
	03/2019	SGD	314,841		$230,221	0	(1,184)
	03/2019		$97,053	SGD	132,363	232	0
JPM	01/2019	ARS	709,664		$17,610	0	(894)
	01/2019	AUD	161,547		118,984	5,180	0
	01/2019	BRL	601,882		156,815	1,520	0
	01/2019	EUR	88,273		100,684	26	(548)
	01/2019	GBP	1,386,873		1,769,717	4,356	(3,044)
	01/2019	JPY	76,824,800		679,842	0	(21,308)
	01/2019		$159,799	BRL	601,882	0	(4,504)
	01/2019		5,083	EUR	4,437	4	0
	01/2019		166,215	JPY	18,710,900	4,552	0
	01/2019		80,449	RUB	5,413,049	0	(2,982)
	01/2019		80,344	TRY	524,001	17,956	0
	02/2019	TRY	3,244,594		$542,612	0	(54,723)
	02/2019		$937	ZAR	13,829	20	0
	03/2019	ARS	485,100		$11,000	0	(685)
	03/2019	SGD	232,808		170,051	0	(1,060)
	04/2019	BRL	2,309,484		607,515	15,545	0
	07/2019		780,000		204,071	5,612	0
	12/2019		$4,745	ARS	280,906	568	0
	06/2020	ARS	79,040		$1,337	0	(142)
MSB	01/2019	BRL	1,049,800		270,792	63	(135)
	01/2019		$269,011	BRL	1,049,800	1,853	0
	02/2019		11,780		46,259	134	0
MYI	01/2019	JPY	22,951,000		$205,986	0	(3,662)
	01/2019		$78,202	MXN	1,591,834	2,718	0
	02/2019	JPY	79,080,000		$710,447	0	(12,660)
	07/2019	AUD	177,941		128,624	2,921	0
NAB	03/2019	EUR	14,800		18,804	1,745	0
	03/2019		$93,405	SGD	127,355	200	0
RBC	01/2019	MXN	4,911,307		$240,981	0	(8,683)
	01/2019		$2,739	MXN	55,932	104	0
RYL	01/2019	EUR	39,032		$44,370	0	(381)
	01/2019	JPY	41,768,400		371,085	0	(10,119)
	01/2019		$656,836	JPY	74,207,400	20,956	0
SCX	01/2019	AUD	27,670		$20,218	725	0
	01/2019	TRY	10,162		1,892	0	(14)
	01/2019		$53,074	GBP	41,932	394	0
	01/2019		2,163	RUB	144,454	0	(96)
	02/2019	RUB	2,047,975		$30,883	1,638	0
	03/2019		$219,987	SGD	300,000	510	0
SOG	01/2019	RUB	2,308,050		$34,839	1,808	0
SSB	01/2019	JPY	76,047,700		680,320	0	(13,738)
	01/2019		$117,812	JPY	13,345,438	3,986	0
	01/2019		8,628	MXN	175,961	317	0
	03/2019	TWD	12,559		$411	0	(3)
	03/2019		$1,490	MYR	6,243	22	0
	03/2019		2,212	SGD	3,023	10	0
UAG	01/2019	AUD	20,114		$14,161	0	(9)
	01/2019	GBP	223,413		285,960	1,085	0
	01/2019	JPY	95,803,500		849,555	0	(24,806)
	01/2019		$1,280,707	JPY	145,076,862	43,353	0
	01/2019		113,280	TRY	745,804	26,629	0
	02/2019	GBP	6,071		$7,874	120	0
	04/2019	EUR	21,600		27,226	2,257	0

Total Forward Foreign Currency Contracts						$458,851	$(399,130)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$3,624
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	20,000	920	891
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	60,200	2,890	2,631

							$7,842	$7,146

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$72.000	01/07/2019	$1,200,000	$47	$0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	72.500	02/06/2019	648,600	25	0
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	76.000	02/06/2019	200,000	8	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	78.000	01/07/2019	718,000	56	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2049	68.000	01/07/2019	56,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	748,000	29	0
	Put - OTC Fannie Mae, TBA 4.500% due 01/01/2049	71.000	01/07/2019	20,000	1	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2049	68.000	01/07/2019	2,250,000	88	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	2,220,600	87	0
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	72.000	01/07/2019	255,500	10	0

					$353	$0

Total Purchased Options					$8,195	$7,146

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	02/20/2019		$568,900	$(1,122)	$(1,217)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		67,800	(81)	(91)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		87,300	(159)	(283)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		246,700	(279)	(414)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		19,400	(26)	(41)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		91,800	(159)	(155)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		79,000	(140)	(182)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		146,400	(249)	(247)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		40,900	(40)	(55)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		24,500	(38)	(67)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		22,100	(47)	(51)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		4,800	(4)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		73,000	(124)	(140)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	130,500	(252)	(207)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$70,000	(130)	(118)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		125,200	(133)	(169)

							$(2,983)	$(3,443)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(20)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(1)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

						$(71,048)	$(21)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(3,407)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(814)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,887)	(2,467)

							$(7,846)	$(6,688)

Total Written Options							$(81,877)	$(10,152)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.605%	$28,400	$239	$(176)	$63	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	79,600	(2,002)	122	0	(1,880)
BPS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	47,700	(5,272)	5,224	0	(48)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300	1,800	(276)	270	0	(6)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.479	10,000	(2,119)	2,042	0	(77)
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	8,300	(1,479)	1,471	0	(8)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.821	9,600	(261)	(53)	0	(314)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.336	10,000	23	318	341	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	45,000	287	(187)	100	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.336	85,000	261	2,635	2,896	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.457	10,000	102	185	287	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	11,400	(1,214)	1,202	0	(12)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300	100	(16)	16	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	900	(43)	(6)	0	(49)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	16,500	13	2	15	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	2,400	(221)	219	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300	2,300	(420)	412	0	(8)
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	8,800	(993)	984	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	165,630	(4,314)	403	0	(3,911)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	117,100	(6,517)	177	0	(6,340)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.336	10,000	16	325	341	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	94,500	(8,746)	8,650	0	(96)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	10,200	(553)	1	0	(552)

							$(33,505)	$24,236	$4,043	$(13,312)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$14,806	$(3,303)	$2,231	$0	$(1,072)
CBK	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,194	1,063	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	95	1,006	1,101	0
GST	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	3,405	3,032	0
	CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,339	1,547	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	720	0	(78)
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	764	99	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	191	8	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	288	0	(27)
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	41,900	(2,132)	2,369	237	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	518	20	0

						$(8,095)	$14,025	$7,107	$(1,177)

Total Swap Agreements						$(41,600)	$38,261	$11,150	$(14,489)

(q)

Securities with an aggregate market value of $98,924 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$149,466	$772,961	$922,427
Corporate Bonds & Notes
Banking & Finance	0	17,361,086	95,066	17,456,152
Industrials	0	4,550,437	37,824	4,588,261
Specialty Finance	0	371,083	0	371,083
Utilities	0	1,689,680	0	1,689,680
Municipal Bonds & Notes
California	0	45,115	0	45,115
Connecticut	0	188	0	188
Georgia	0	55,944	0	55,944
Illinois	0	34,023	0	34,023
Iowa	0	22,149	0	22,149
Massachusetts	0	14,735	0	14,735
Michigan	0	259	0	259
Ohio	0	3,865	0	3,865
Pennsylvania	0	9,661	0	9,661
Rhode Island	0	193	0	193
West Virginia	0	127,887	0	127,887
U.S. Government Agencies	0	44,766,163	172	44,766,335
U.S. Treasury Obligations	0	1,161,938	0	1,161,938
Non-Agency Mortgage-Backed Securities	0	9,130,479	51,696	9,182,175
Asset-Backed Securities	0	7,364,479	152	7,364,631
Sovereign Issues	0	2,455,611	0	2,455,611
Mutual Funds	1	0	0	1
Common Stocks
Consumer Discretionary	29	0	0	29
Preferred Securities
Banking & Finance	0	4,020	1	4,021
Short-Term Instruments
Certificates of Deposit	0	141,842	0	141,842
Commercial Paper	0	91,055	0	91,055
Repurchase Agreements	0	43,576	0	43,576
Short-Term Notes	0	11,475	0	11,475
Argentina Treasury Bills	0	128,255	0	128,255
Greece Treasury Bills	0	83,744	0	83,744
U.S. Treasury Bills	0	262,022	0	262,022
	$30	$90,080,430	$957,872	$91,038,332
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,396,555	$0	$0	$6,396,555

Total Investments	$6,396,585	$90,080,430	$957,872	$97,434,887

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(12,292)	0	(12,292)
U.S. Government Agencies	0	(1,465,940)	0	(1,465,940)
	$0	$(1,478,232)	$0	$(1,478,232)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	87,104	20,512	0	107,616
Over the counter	0	477,147	0	477,147
	$87,104	$497,659	$0	$584,763

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44,358)	(22,913)	0	(67,271)
Over the counter	0	(423,771)	0	(423,771)

	$(44,358)	$(446,684)	$0	$(491,042)

Total Financial Derivative Instruments	$42,746	$50,975	$0	$93,721

Totals	$6,439,331	$88,653,173	$957,872	$96,050,376

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$76,185	$788,454	$(75,360)	$141	$70	$(11,547)	$0	$(4,983)	$772,960	$(11,457)
Corporate Bonds & Notes
Banking & Finance	99,216	2,140	(841)	0	(12)	(5,437)	0	0	95,066	(5,437)
Industrials	37,240	0	(446)	71	(1)	(1,892)	2,853	0	37,825	(1,892)
U.S. Government Agencies	1,047	0	(885)	(10)	(10)	30	0	0	172	4
Non-Agency Mortgage-Backed Securities	2,405,936	25,047	(1,050,232)	(580)	(3,231)	(15,701)	0	(1,309,543)	51,696	(192)
Asset-Backed Securities	466,285	0	(299,228)	1	0	(881)	0	(166,025)	152	0
Preferred Securities
Banking & Finance	0	0	0	0	0	1	0	0	1	1
Short-Term Instruments
Short-Term Notes	32,625	0	(32,625)	0	0	0	0	0	0	0

Totals	$3,118,534	$815,641	$(1,459,617)	$(377)	$(3,184)	$(35,427)	$2,853	$(1,480,551)	$957,872	$(18,973)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$389,438	Proxy Pricing	Base Price	96.340 - 100.036
	383,522	Third Party Vendor	Broker Quote	91.500 - 100.095
Corporate Bonds & Notes
Banking & Finance	2,141	Other Valuation Techniques (2)	—	—
	78,387	Proxy Pricing	Base Price	98.809
	14,538	Reference Instrument	Option Adjusted Spread	625.508 bps
Industrials	34,467	Reference Instrument	Yield	11.566
	3,358	Third Party Vendor	Broker Quote	99.310 - 104.300
U.S. Government Agencies	172	Proxy Pricing	Base Price	98.294
Non-Agency Mortgage-Backed Securities	27	Other Valuation Techniques (2)	—	—
	25,114	Proxy Pricing	Base Price	46.230 - 1,324.820
	26,555	Third Party Vendor	Broker Quote	85.000
Asset-Backed Securities	152	Third Party Vendor	Broker Quote	100.000
Preferred Securities
Banking & Finance	1	Other Valuation Techniques (2)	—	—

Total	$957,872

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.7% ¤
CORPORATE BONDS & NOTES 54.2%
BANKING & FINANCE 26.1%
AIG Global Funding
3.350% due 06/25/2021	$1,500	$1,495
Air Lease Corp.
2.125% due 01/15/2020	1,200	1,183
3.875% due 04/01/2021	1,600	1,603
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,459
4.000% due 01/15/2024	1,500	1,519
American Express Co.
3.375% due 05/17/2021	1,500	1,503
3.700% due 11/05/2021	1,400	1,413
American Tower Corp.
2.800% due 06/01/2020	1,100	1,092
3.375% due 10/15/2026	1,000	932
3.450% due 09/15/2021	1,200	1,201
5.050% due 09/01/2020	1,200	1,229
Aviation Capital Group LLC
2.875% due 01/20/2022	1,600	1,549
3.875% due 05/01/2023	3,000	2,942
7.125% due 10/15/2020	1,200	1,262
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	400	379
Bank of America Corp.
3.419% due 12/20/2028 •	1,014	949
3.447% (US0003M + 0.650%) due 10/01/2021 ~	1,800	1,787
3.550% due 03/05/2024 •	1,500	1,483
3.864% due 07/23/2024 •	1,500	1,497
4.100% due 07/24/2023	1,500	1,521
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,514
Brandywine Operating Partnership LP
3.950% due 11/15/2027	1,500	1,429
Capital One Financial Corp.
3.450% due 04/30/2021	1,500	1,498
Citibank N.A.
3.400% due 07/23/2021	1,500	1,502
Citigroup, Inc.
2.876% due 07/24/2023 •	1,500	1,452
3.200% due 10/21/2026	1,600	1,479
3.450% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,777
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	996
4.375% due 11/06/2020	1,500	1,512
4.875% due 04/01/2021	1,092	1,112
Compass Bank
3.500% due 06/11/2021	1,500	1,497
Crown Castle International Corp.
3.400% due 02/15/2021	1,200	1,200
Digital Realty Trust LP
4.450% due 07/15/2028	1,900	1,897
Discover Bank
4.200% due 08/08/2023	1,500	1,502
Duke Realty LP
3.250% due 06/30/2026	1,900	1,811
EPR Properties
4.500% due 04/01/2025	1,500	1,483
Ford Motor Credit Co. LLC
2.597% due 11/04/2019	1,400	1,385
3.157% due 08/04/2020	1,200	1,176
8.125% due 01/15/2020	2,600	2,700
General Motors Financial Co., Inc.
2.450% due 11/06/2020	1,500	1,457
3.150% due 01/15/2020	2,000	1,988
3.200% due 07/13/2020	1,100	1,087
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,300	1,263
3.200% due 02/23/2023	1,500	1,456
3.637% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,405
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021	1,600	1,604

Hospitality Properties Trust
4.375% due 02/15/2030	1,600	1,469
International Lease Finance Corp.
8.250% due 12/15/2020	1,200	1,291
JPMorgan Chase & Co.
2.400% due 06/07/2021	1,500	1,468
3.125% due 01/23/2025	1,600	1,526
3.411% (US0003M + 0.610%) due 06/18/2022 ~	1,800	1,781
3.797% due 07/23/2024 •	1,500	1,504
4.218% (US0003M + 1.480%) due 03/01/2021 ~	1,000	1,013
4.350% due 08/15/2021	200	205
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,508
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,698
Metropolitan Life Global Funding
3.450% due 12/18/2026	1,700	1,667
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,736
3.750% due 06/15/2024	1,750	1,735
Morgan Stanley
2.500% due 04/21/2021	1,000	980
3.125% due 07/27/2026	1,100	1,016
3.649% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,293
National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,435
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	1,200	1,171
Nuveen Finance LLC
4.125% due 11/01/2024	550	561
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,776
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,078
Realty Income Corp.
3.650% due 01/15/2028	700	680
3.875% due 04/15/2025	1,300	1,300
SBA Tower Trust
2.877% due 07/15/2046	1,900	1,867
Simon Property Group LP
2.750% due 06/01/2023	1,300	1,260
Synchrony Bank
3.650% due 05/24/2021	1,900	1,860
UDR, Inc.
3.500% due 01/15/2028	1,600	1,519
Washington Prime Group LP
5.950% due 08/15/2024	1,700	1,493
WEA Finance LLC
3.250% due 10/05/2020	1,600	1,598
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,870
6.558% (US0003M + 3.770%) due 03/15/2019 ~(c)	1,700	1,692
Wells Fargo Bank N.A.
3.325% due 07/23/2021 •	1,500	1,499
3.550% due 08/14/2023	1,800	1,795
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,744

		117,268

INDUSTRIALS 22.7%
AbbVie, Inc.
2.300% due 05/14/2021	1,500	1,466
2.900% due 11/06/2022	1,600	1,558
3.200% due 11/06/2022	900	887
Allergan Sales LLC
5.000% due 12/15/2021	1,700	1,750
Allergan, Inc.
3.375% due 09/15/2020	1,200	1,199
Amazon.com, Inc.
3.150% due 08/22/2027	300	290
Andeavor Logistics LP
5.500% due 10/15/2019	1,700	1,715
AutoNation, Inc.
3.350% due 01/15/2021	1,300	1,291
BAT Capital Corp.
2.764% due 08/15/2022	1,700	1,607
Baxalta, Inc.
2.875% due 06/23/2020	506	502
Bayer U.S. Finance LLC
3.500% due 06/25/2021	1,500	1,490
BMW U.S. Capital LLC
3.100% due 04/12/2021	1,300	1,288
Broadcom Corp.
3.000% due 01/15/2022	1,500	1,444

CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	1,500	1,502
Charter Communications Operating LLC
3.579% due 07/23/2020	1,200	1,199
4.464% due 07/23/2022	1,500	1,516
Constellation Brands, Inc.
2.650% due 11/07/2022	500	479
Continental Resources, Inc.
5.000% due 09/15/2022	1,200	1,193
CVS Health Corp.
2.750% due 12/01/2022	2,000	1,926
4.750% due 12/01/2022	500	516
D.R. Horton, Inc.
4.000% due 02/15/2020	1,200	1,202
4.375% due 09/15/2022	1,500	1,519
Daimler Finance North America LLC
2.250% due 03/02/2020	1,500	1,480
3.048% (US0003M + 0.430%) due 02/12/2021 ~	3,100	3,068
Dell International LLC
4.420% due 06/15/2021	1,300	1,299
Delta Air Lines, Inc.
3.400% due 04/19/2021	1,200	1,191
Discovery Communications LLC
2.800% due 06/15/2020	1,400	1,385
Ecolab, Inc.
4.350% due 12/08/2021	1,812	1,863
Enable Oklahoma Intrastate Transmission LLC
6.250% due 03/15/2020	1,400	1,440
Energy Transfer Operating LP
4.150% due 10/01/2020	1,400	1,409
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,650
Equifax, Inc.
3.600% due 08/15/2021	1,500	1,499
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	1,500	1,545
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021	1,100	1,108
General Electric Co.
5.000% due 01/21/2021 •(c)	600	460
5.550% due 05/04/2020	1,700	1,729
HCA, Inc.
6.500% due 02/15/2020	600	616
Humana, Inc.
2.900% due 12/15/2022	1,500	1,460
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	890	891
JB Hunt Transport Services, Inc.
3.300% due 08/15/2022	1,500	1,489
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	2,000	1,998
4.057% due 05/25/2023	1,600	1,595
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	1,400	1,450
Komatsu Finance America, Inc.
2.437% due 09/11/2022	1,400	1,349
Kraft Heinz Foods Co.
3.500% due 06/06/2022	1,500	1,489
3.500% due 07/15/2022	1,500	1,479
5.375% due 02/10/2020	1,200	1,228
McCormick & Co., Inc.
2.700% due 08/15/2022	1,000	970
Merck & Co., Inc.
2.750% due 02/10/2025	2,000	1,937
Microchip Technology, Inc.
3.922% due 06/01/2021	1,200	1,191
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,433
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	1,925
Owens Corning
3.400% due 08/15/2026	1,600	1,464
4.200% due 12/01/2024	1,500	1,490
Penske Truck Leasing Co. LP
4.875% due 07/11/2022	1,400	1,451
Philip Morris International, Inc.
2.375% due 08/17/2022	1,900	1,827
Pioneer Natural Resources Co.
7.500% due 01/15/2020	900	935
Reynolds American, Inc.
6.875% due 05/01/2020	1,000	1,041
Rockwell Collins, Inc.
2.800% due 03/15/2022	800	778
Ryder System, Inc.
2.650% due 03/02/2020	1,600	1,586

Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,300	1,340
Southern Co.
2.350% due 07/01/2021	1,300	1,265
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	1,400	1,377
5.152% due 09/20/2029	900	886
Tech Data Corp.
3.700% due 02/15/2022	700	687
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,487
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,046
8.750% due 02/14/2019	1,800	1,810
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	1,400	1,391
3.558% (US0003M + 0.940%) due 11/12/2021 ~	1,400	1,387
3.875% due 11/13/2020	1,400	1,407
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,402
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,400	2,378
Zoetis, Inc.
3.250% due 08/20/2021	1,800	1,796

		102,396

UTILITIES 5.4%
AT&T, Inc.
3.200% due 03/01/2022	1,200	1,185
3.386% (US0003M + 0.950%) due 07/15/2021 ~	1,500	1,496
3.488% (US0003M + 0.750%) due 06/01/2021 ~	1,800	1,789
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,449
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,452
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,300	1,356
Enable Midstream Partners LP
4.950% due 05/15/2028	1,600	1,518
Exelon Corp.
5.150% due 12/01/2020	1,500	1,533
Florida Power & Light Co.
3.700% due 12/01/2047	1,300	1,216
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,499
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,462
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,435
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,971
Southern Power Co.
1.950% due 12/15/2019	1,200	1,182
Southwestern Electric Power Co.
3.550% due 02/15/2022	1,225	1,228
Verizon Communications, Inc.
3.376% due 02/15/2025	1,700	1,652

		24,423

Total Corporate Bonds & Notes (Cost $247,526)		244,087

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	1,100	1,160

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	20	21

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	85	90

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	350	355

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	102

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
3.390% (US0003M + 0.900%) due 07/25/2029 ~	1,025	1,030

Total Municipal Bonds & Notes (Cost $2,752)		2,758

U.S. GOVERNMENT AGENCIES 78.3%
Fannie Mae
2.310% due 08/01/2022	500	492
2.375% due 12/25/2036 •	130	129
2.749% due 09/25/2046 •	891	892
2.931% due 10/25/2022 •	7	7
2.956% due 05/25/2023 •	7	7
3.006% due 02/25/2022 •	1	1
3.056% due 01/25/2022 •	1	1
3.106% due 08/25/2022 •	4	4
3.136% due 05/25/2040 •	1,126	1,139
3.206% due 04/25/2022 - 09/25/2022 •	3	4
3.253% due 07/01/2044 •	91	90
3.330% due 11/01/2021	260	264
3.345% due 01/01/2035 •	143	149
3.500% due 01/01/2026	39	40
3.963% due 04/01/2041 •	34	35
3.980% due 07/01/2021 (f)	38,300	39,344
4.000% due 08/01/2025 - 12/01/2041	714	732
4.120% due 05/25/2035 ~	75	78
4.293% due 05/01/2038 •	912	956
4.500% due 11/01/2021 - 10/01/2042	3,440	3,588
4.542% due 09/01/2035 •	26	27
5.000% due 12/01/2021	4	4
5.379% due 12/25/2042 ~	268	282
5.500% due 03/01/2022 - 02/01/2040	2,528	2,703
6.000% due 04/01/2023 - 01/01/2039	2,037	2,228
6.500% due 11/01/2021 - 06/25/2044	107	119
8.000% due 10/01/2030	1	1
Fannie Mae, TBA
3.000% due 02/01/2034 - 01/01/2049	40,000	39,184
3.500% due 01/01/2034 - 02/01/2049	120,000	120,810
4.000% due 01/01/2049 - 02/01/2049	14,000	14,273
Freddie Mac
3.156% due 02/25/2045 •	120	119
3.205% due 08/15/2036 •	851	863
3.420% due 02/01/2023 •	9	9
4.000% due 04/01/2024 - 03/01/2044	2,013	2,067
4.437% due 07/01/2030 •	9	9
4.500% due 02/01/2029 - 12/01/2040	748	779
4.654% due 12/01/2022 •	52	53
5.000% due 12/01/2039 - 07/01/2040	85	90
5.500% due 12/01/2036 - 07/01/2039	854	921
6.000% due 11/01/2029 - 09/01/2038	2,805	3,059
7.000% due 07/15/2022	97	101
7.500% due 01/15/2023	258	271
8.000% due 11/01/2025 - 06/15/2030	207	237
9.000% due 12/15/2020	3	3
Freddie Mac, TBA
3.000% due 01/01/2049	7,000	6,823
3.500% due 01/01/2049	10,000	9,998
4.000% due 01/01/2049	52,000	53,014
4.500% due 01/01/2049	4,000	4,142
Ginnie Mae
2.734% due 06/20/2065 •	3,325	3,332
2.749% due 11/20/2045 •	820	817
2.774% due 02/20/2067 •	1,230	1,233
2.829% due 10/20/2062 •	3,115	3,128
2.855% due 06/16/2031 •	12	12
2.914% due 07/20/2065 - 10/20/2065 •	5,212	5,237
3.064% due 08/20/2066 •	1,797	1,818
3.114% due 05/20/2066 - 07/20/2066 •	6,123	6,203
3.125% due 12/20/2029 •	152	157
3.214% due 04/20/2066 •	591	602
3.234% due 07/20/2065 •	3,198	3,252
3.375% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	188	192
3.375% due 02/20/2027 •	34	35
3.451% due 07/20/2062 ~	2,607	2,630
3.625% (H15T1Y + 1.500%) due 06/20/2023 ~	37	38
3.625% due 05/20/2027 - 06/20/2027 •	88	91
3.750% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	83	84
3.750% due 07/20/2027 - 07/20/2030 •	244	249
3.846% due 11/20/2067 •	1,802	1,857

5.000% due 07/15/2034 - 07/15/2047	4,079	4,302
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	1	2
8.000% due 01/15/2022 - 08/15/2024	4	5
Ginnie Mae, TBA
4.000% due 01/01/2049	2,000	2,049
5.000% due 02/01/2049	5,000	5,198

Total U.S. Government Agencies (Cost $348,295)		352,665

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 01/15/2026 (f)	5,428	5,287
0.750% due 07/15/2028 (f)	3,022	2,960
U.S. Treasury Notes
1.875% due 07/31/2022 (f)	549	538
1.875% due 08/31/2022 (f)(h)	1,370	1,341
2.000% due 10/31/2022	500	491

Total U.S. Treasury Obligations (Cost $10,642)		10,617

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	346	350
Ashford Hospitality Trust
3.455% due 05/15/2035 •	1,800	1,793
Banc of America Funding Trust
4.356% due 05/25/2035 ~	353	371
Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,710
BCAP LLC Trust
2.540% due 01/26/2036 •	656	648
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~	157	159
4.479% due 02/25/2036 ^~	440	421
4.810% due 01/25/2035 ~	1,019	1,025
Bear Stearns ALT-A Trust
4.032% due 05/25/2035 ~	1,259	1,272
4.209% due 09/25/2035 ^~	186	155
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.736% due 10/25/2035 •	490	483
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	109	110
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	967	979
Countrywide Home Loan Mortgage Pass-Through Trust
4.225% due 02/20/2035 ~	8	8
4.592% due 02/20/2036 ^•	204	178
Credit Suisse First Boston Mortgage Securities Corp.
4.241% due 09/25/2033 ~	2,024	2,061
5.302% due 06/25/2032 ~	47	46
Credit Suisse Mortgage Capital Certificates
4.019% due 01/27/2036 ~	97	98
GS Mortgage Securities Trust
1.961% due 11/10/2045 ~(a)	873	54
HomeBanc Mortgage Trust
2.756% due 03/25/2035 •	2,946	2,555
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
3.735% due 11/25/2035 ^~	1,010	931
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,201
JPMorgan Chase Commercial Mortgage Securities Trust
3.365% due 06/15/2035 •	1,500	1,492
3.455% due 06/15/2032 •	1,800	1,767
JPMorgan Mortgage Trust
4.314% due 07/25/2035 ~	485	487
LMREC, Inc.
3.484% due 02/22/2032 •	1,500	1,496
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,731
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,221
3.446% due 07/13/2029 ~	2,000	1,993
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~	2,856	2,922
Nomura Resecuritization Trust
2.515% due 12/26/2035 •	2,009	1,995
Prime Mortgage Trust
2.906% due 02/25/2034 •	85	81
RBSSP Resecuritization Trust
4.212% due 12/25/2035 ~	1,185	1,213
Residential Funding Mortgage Securities, Inc. Trust
4.875% due 02/25/2036 ^~	201	182

Sequoia Mortgage Trust
3.110% due 04/19/2027 •	621	590
Structured Asset Mortgage Investments Trust
3.130% due 09/19/2032 •	93	91
Tharaldson Hotel Portfolio Trust
3.133% due 11/11/2034 •	866	860
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 10/25/2045 •	261	259
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	113	101
4.482% due 12/25/2034 ~	542	554
4.607% due 03/25/2036 ~	622	633
4.869% due 01/25/2035 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $41,212)		42,294

ASSET-BACKED SECURITIES 7.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.956% due 01/25/2036 •	3,862	3,865
Asset-Backed Securities Corp. Home Equity Loan Trust
3.700% due 08/15/2033 •	2,092	2,091
B2R Mortgage Trust
2.567% due 06/15/2049	1,811	1,778
EMC Mortgage Loan Trust
3.246% due 05/25/2040 •	456	450
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	88	88
First Investors Auto Owner Trust
1.690% due 04/15/2021	148	147
Flagship Credit Auto Trust
1.930% due 12/15/2021	374	373
Fremont Home Loan Trust
2.566% due 01/25/2037 •	51	29
GMF Floorplan Owner Revolving Trust
2.835% due 03/15/2023 •	1,800	1,802
Hertz Fleet Lease Funding LP
2.887% due 05/10/2032 •	1,500	1,502
Home Equity Asset Trust
3.406% due 11/25/2034 •	1,116	1,124
Hyundai Auto Lease Securitization Trust
2.735% due 12/16/2019 •	342	342
JPMorgan Mortgage Acquisition Corp.
2.686% due 03/25/2036 •	114	115
MASTR Asset-Backed Securities Trust
3.196% due 03/25/2035 •	3,700	3,696
Morgan Stanley IXIS Real Estate Capital Trust
2.556% due 11/25/2036 •	15	7
Navient Private Education Refi Loan Trust
3.010% due 06/16/2042	1,319	1,315
Navient Student Loan Trust
2.806% due 07/26/2066 •	590	590
Nelnet Student Loan Trust
3.270% due 07/27/2048 •	369	371
3.477% due 11/25/2048 •	229	230
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024	1,500	1,504
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •	311	312
3.751% due 01/25/2036 •	600	601
Residential Asset Securities Corp. Trust
2.776% due 04/25/2036 •	3,207	3,213
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	668	230
SLM Student Loan Trust
2.640% due 10/25/2029 •	1,081	1,076
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	397	395
3.050% due 12/26/2025	707	706
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	3,471	3,441
SpringCastle America Funding LLC
3.050% due 04/25/2029	901	893
Structured Asset Investment Loan Trust
3.406% due 09/25/2034 •	708	706

3.631% due 07/25/2033 •	1,698	1,700

Total Asset-Backed Securities (Cost $33,706)		34,692

	SHARES
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)(d)	4,000	4,460

Total Preferred Securities (Cost $4,120)		4,460

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		417

Total Short-Term Instruments (Cost $417)		417

Total Investments in Securities (Cost $688,670)		691,990

INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short Asset Portfolio	3,329,905	33,039
PIMCO Short-Term Floating NAV Portfolio III	833,237	8,236

Total Short-Term Instruments (Cost $41,533)		41,275

Total Investments in Affiliates (Cost $41,533)		41,275

Total Investments 162.9% (Cost $730,203)		$733,265
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(215))		41
Other Assets and Liabilities, net (62.9)%		(283,097)

Net Assets 100.0%		$450,209

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,460	0.99%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$417	U.S. Treasury Notes 2.875% due 09/30/2023	$(429)	$417	$417

Total Repurchase Agreements						$(429)	$417	$417

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.600%	11/27/2018	01/23/2019	$(955)	$(957)
	2.740	12/31/2018	02/28/2019	(2,030)	(2,030)
BOS	2.770	12/13/2018	01/14/2019	(23,657)	(23,693)
DEU	2.800	12/28/2018	01/11/2019	(4,150)	(4,152)
GRE	2.540	11/13/2018	02/13/2019	(530)	(532)

Total Reverse Repurchase Agreements					$(31,364)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.420%	10/17/2018	01/17/2019	$(4,562)	$(4,585)

Total Sale-Buyback Transactions					$(4,585)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Fannie Mae, TBA	6.000%	01/01/2049	$2,200	$(2,365)	$(2,364)

Total Short Sales (0.5)%				$(2,365)	$(2,364)

(f)	Securities with an aggregate market value of $37,900 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(93,518) at a weighted average interest rate of 2.110%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.000	02/22/2019	80	$80	$1	$0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	133.500	02/22/2019	43	43	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	135.500	02/22/2019	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note March 2019 Futures	137.500	02/22/2019	6	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.000	02/22/2019	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.250	02/22/2019	52	52	1	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	107.500	02/22/2019	102	102	1	1

Total Purchased Options					$3	$1

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	54	$13,134	$1	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2019	56	6,423	104	35	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	297	47,715	2,495	176	0

				$2,600	$211	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	71	$(17,312)	$(76)	$0	$(6)
90-Day Eurodollar June Futures	06/2020	208	(50,703)	(107)	0	(11)
90-Day Eurodollar September Futures	09/2020	111	(27,069)	(68)	0	(8)
U.S. Treasury 10-Year Note March Futures	03/2019	69	(8,419)	(138)	0	(20)
U.S. Treasury 30-Year Bond March Futures	03/2019	351	(51,246)	(2,095)	2	(153)

				$(2,484)	$2	$(198)

Total Futures Contracts				$116	$213	$(198)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.492%	$1,100	$18	$1	$19	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$6,600	$141	$(71)	$70	$1	$0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	21,100	300	(174)	126	8	0

					$441	$(245)	$196	$9	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	08/22/2023	$12,700	$(283)	$501	$218	$25	$0

Total Swap Agreements						$176	$257	$433	$34	$0

(h)	Securities with an aggregate market value of $375 and cash of $2,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$2,000	$96	$86
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	2,500	118	109
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	500	24	22

Total Purchased Options							$238	$217

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100%	02/20/2019	$1,300	$(2)	$(2)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	2,700	(4)	(6)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019	3,300	(5)	(9)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	2,500	(4)	(5)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	1,600	(3)	(2)

						$(18)	$(24)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$8,600	$(94)	$(79)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	11,000	(118)	(102)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,200	(24)	(21)

							$(236)	$(202)

Total Written Options							$(632)	$(226)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$117,268	$0	$117,268
Industrials	0	102,396	0	102,396
Utilities	0	24,423	0	24,423
Municipal Bonds & Notes
California	0	1,160	0	1,160
Florida	0	21	0	21
Illinois	0	90	0	90
Iowa	0	355	0	355
Massachusetts	0	102	0	102
Pennsylvania	0	1,030	0	1,030
U.S. Government Agencies	0	352,665	0	352,665
U.S. Treasury Obligations	0	10,617	0	10,617
Non-Agency Mortgage-Backed Securities	0	42,294	0	42,294
Asset-Backed Securities	0	34,692	0	34,692
Preferred Securities
Banking & Finance	0	4,460	0	4,460
Short-Term Instruments
Repurchase Agreements	0	417	0	417
	$0	$691,990	$0	$691,990

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,275	$0	$0	$41,275

Total Investments	$41,275	$691,990	$0	$733,265

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,364)	$0	$(2,364)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	213	35	0	248
Over the counter	0	217	0	217
	$213	$252	$0	$465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	0	0	(198)
Over the counter	0	(226)	0	(226)

	$(198)	$(226)	$0	$(424)

Total Financial Derivative Instruments	$15	$26	$0	$41

Totals	$41,290	$689,652	$0	$730,942

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.0% ¤
CORPORATE BONDS & NOTES 61.6%
BANKING & FINANCE 38.9%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$960	$931
4.625% due 10/30/2020		504	508
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,948
AIG Global Funding
3.350% due 06/25/2021		3,900	3,886
Aircastle Ltd.
5.125% due 03/15/2021		3,100	3,152
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	1,945
American Express Co.
3.375% due 05/17/2021		3,700	3,708
Aviation Capital Group LLC
2.875% due 01/20/2022		1,600	1,549
3.875% due 05/01/2023		5,000	4,903
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		4,200	3,979
Banco Santander S.A.
3.848% due 04/12/2023		3,600	3,501
Bank of America Corp.
3.300% due 01/11/2023		1,500	1,478
3.419% due 12/20/2028 •		3,002	2,809
4.100% due 07/24/2023		3,700	3,752
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	4,004
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,386
14.000% due 06/15/2019 •(f)	GBP	4,300	5,748
Barclays PLC
3.684% due 01/10/2023		$4,300	4,135
4.728% (US0003M + 2.110%) due 08/10/2021 ~		3,000	3,026
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,038
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,624
BNP Paribas S.A.
3.500% due 03/01/2023		3,400	3,299
BOC Aviation Ltd.
3.609% (US0003M + 1.050%) due 05/02/2021 ~		4,900	4,923
BPCE S.A.
4.000% due 09/12/2023		3,200	3,152
Brandywine Operating Partnership LP
3.950% due 02/15/2023		2,400	2,389
Camden Property Trust
3.500% due 09/15/2024		1,300	1,282
Cantor Fitzgerald LP
6.500% due 06/17/2022		3,500	3,714
Capital One Financial Corp.
2.400% due 10/30/2020		3,700	3,623
4.250% due 04/30/2025		3,300	3,281
Charles Schwab Corp.
2.650% due 01/25/2023		3,500	3,418
Citigroup, Inc.
2.700% due 10/27/2022		3,600	3,473
2.876% due 07/24/2023 •		3,900	3,776
3.450% (US0003M + 0.960%) due 04/25/2022 ~		3,100	3,061
3.887% due 01/10/2028 •		3,700	3,563
4.047% (US0003M + 1.250%) due 07/01/2026 ~		3,450	3,372
Compass Bank
2.750% due 09/29/2019		1,700	1,691
3.500% due 06/11/2021		3,800	3,791
Credit Suisse Group AG
2.997% due 12/14/2023 •		4,000	3,810
4.207% due 06/12/2024 •		4,500	4,493
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,800	2,682
3.800% due 09/15/2022		3,000	2,980
3.800% due 06/09/2023		3,400	3,340

Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,757
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		4,250	4,197
Deutsche Bank AG
2.700% due 07/13/2020		3,800	3,697
2.850% due 05/10/2019		3,600	3,579
3.300% due 11/16/2022		2,900	2,690
3.950% due 02/27/2023		200	189
4.250% due 10/14/2021		1,500	1,467
4.528% (US0003M + 1.910%) due 05/10/2019 ~		4,500	4,486
Dexia Credit Local S.A.
2.375% due 09/20/2022		6,700	6,579
Digital Realty Trust LP
4.450% due 07/15/2028		4,800	4,791
EPR Properties
4.500% due 04/01/2025		3,800	3,757
ERP Operating LP
3.250% due 08/01/2027		1,400	1,343
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,059
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,133
3.157% due 08/04/2020		1,500	1,470
3.200% due 01/15/2021		200	194
3.754% (US0003M + 0.930%) due 09/24/2020 ~		2,700	2,652
3.851% (US0003M + 1.235%) due 02/15/2023 ~		3,000	2,777
General Motors Financial Co., Inc.
2.450% due 11/06/2020		3,600	3,498
3.150% due 01/15/2020		1,600	1,591
3.200% due 07/13/2020		4,000	3,951
Goldman Sachs Group, Inc.
3.427% (US0003M + 0.750%) due 02/23/2023 ~		3,800	3,675
3.500% due 01/23/2025		3,100	2,942
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,500	3,339
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,104
Host Hotels & Resorts LP
3.875% due 04/01/2024		2,900	2,864
HSBC Holdings PLC
3.400% due 03/08/2021		200	199
ING Bank NV
2.625% due 12/05/2022		4,200	4,138
ING Groep NV
3.150% due 03/29/2022		3,300	3,247
Intercontinental Exchange, Inc.
2.350% due 09/15/2022		3,700	3,579
JPMorgan Chase & Co.
2.400% due 06/07/2021		4,800	4,696
2.550% due 10/29/2020		600	593
3.390% (US0003M + 0.900%) due 04/25/2023 ~		2,900	2,864
3.797% due 07/23/2024 •		3,800	3,809
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,193
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,547
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,030
12.000% due 12/16/2024 •(f)		$4,900	5,755
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	3,200	2,256
4.375% due 03/22/2028		$4,500	4,280
Metropolitan Life Global Funding
3.450% due 12/18/2026		2,700	2,648
Mid-America Apartments LP
4.200% due 06/15/2028		3,700	3,725
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/2021		2,800	2,809
Morgan Stanley
3.125% due 07/27/2026		1,700	1,571
3.875% due 01/27/2026		4,300	4,200
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,254
3.625% due 06/20/2023		1,000	999
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~		4,600	4,566
Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,275
Nordea Bank Abp
2.250% due 05/27/2021		4,000	3,901
2.500% due 09/17/2020		2,100	2,071
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		3,600	3,619
5.250% due 01/15/2026		3,800	3,874

Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022	4,300	4,271
Prologis LP
3.875% due 09/15/2028	2,600	2,654
Public Storage
2.370% due 09/15/2022	3,000	2,899
Realty Income Corp.
3.875% due 04/15/2025	3,800	3,800
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,700	3,551
4.519% due 06/25/2024 •	3,600	3,536
Santander Holdings USA, Inc.
3.400% due 01/18/2023	3,500	3,366
Santander UK Group Holdings PLC
2.875% due 08/05/2021	2,500	2,415
SBA Tower Trust
2.877% due 07/15/2046	3,500	3,440
Simon Property Group LP
2.750% due 06/01/2023	5,200	5,042
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	2,200	2,142
3.000% due 07/15/2022	1,700	1,650
Stadshypotek AB
2.500% due 04/05/2022	6,700	6,603
Sumitomo Mitsui Financial Group, Inc.
3.185% (US0003M + 0.740%) due 10/18/2022 ~	4,300	4,263
Synchrony Bank
3.650% due 05/24/2021	3,900	3,818
Toronto-Dominion Bank
2.250% due 03/15/2021	700	691
2.500% due 01/18/2022	2,900	2,867
3.350% due 10/22/2021	3,200	3,235
UBS Group Funding Switzerland AG
2.650% due 02/01/2022	5,800	5,616
3.000% due 04/15/2021	4,000	3,970
UniCredit SpA
7.830% due 12/04/2023	5,700	5,969
United Overseas Bank Ltd.
3.200% due 04/23/2021	7,000	7,006
VEREIT Operating Partnership LP
3.950% due 08/15/2027	3,100	2,885
Washington Prime Group LP
5.950% due 08/15/2024	4,400	3,864
WEA Finance LLC
3.250% due 10/05/2020	3,400	3,396
Wells Fargo & Co.
6.558% (US0003M + 3.770%) due 03/15/2019 ~(f)	7,100	7,064
Westpac Banking Corp.
2.100% due 02/25/2021	8,500	8,366

		398,981

INDUSTRIALS 18.5%
AbbVie, Inc.
2.900% due 11/06/2022	2,300	2,240
3.200% due 11/06/2022	4,400	4,338
Air Canada Pass-Through Trust
5.375% due 11/15/2022	677	685
Allergan Finance LLC
3.250% due 10/01/2022	3,000	2,936
Allergan Funding SCS
3.450% due 03/15/2022	5,300	5,223
Amazon.com, Inc.
3.150% due 08/22/2027	500	483
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022	4,500	4,319
BAT Capital Corp.
2.764% due 08/15/2022	2,900	2,742
3.222% due 08/15/2024	1,500	1,383
3.557% due 08/15/2027	2,200	1,958
BAT International Finance PLC
3.250% due 06/07/2022	1,560	1,501
3.500% due 06/15/2022	1,369	1,340
Bayer U.S. Finance LLC
3.798% (US0003M + 1.010%) due 12/15/2023 ~	4,600	4,402
BMW U.S. Capital LLC
3.100% due 04/12/2021	600	594
Braskem Finance Ltd.
5.750% due 04/15/2021	1,300	1,342
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,000	1,031
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	3,800	3,806
Charter Communications Operating LLC
3.579% due 07/23/2020	2,100	2,098
4.464% due 07/23/2022	3,690	3,728

CVS Health Corp.
3.125% due 03/09/2020	2,900	2,895
D.R. Horton, Inc.
4.000% due 02/15/2020	3,200	3,207
Danone S.A.
2.589% due 11/02/2023	1,700	1,618
Dell International LLC
4.420% due 06/15/2021	4,500	4,498
5.450% due 06/15/2023	3,400	3,463
Deutsche Telekom International Finance BV
2.820% due 01/19/2022	800	783
Energy Transfer Operating LP
4.150% due 10/01/2020	4,490	4,518
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	2,980
2.600% due 12/01/2021	800	779
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	1,000	1,030
General Electric Co.
5.000% due 01/21/2021 •(f)	1,500	1,149
5.550% due 05/04/2020	2,500	2,543
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	1,300	1,332
Humana, Inc.
2.625% due 10/01/2019	2,300	2,289
Imperial Brands Finance PLC
2.950% due 07/21/2020	2,700	2,660
3.750% due 07/21/2022	2,400	2,383
Japan Tobacco, Inc.
2.000% due 04/13/2021	3,100	3,014
Keurig Dr Pepper, Inc.
4.057% due 05/25/2023	3,800	3,788
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	3,100	3,211
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,200	1,176
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	1,000	992
3.500% due 07/15/2022	1,700	1,677
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,534	3,419
Masco Corp.
7.125% due 03/15/2020	1,000	1,045
Merck & Co., Inc.
2.750% due 02/10/2025	3,100	3,003
NetApp, Inc.
3.375% due 06/15/2021	600	598
Newmont Mining Corp.
5.125% due 10/01/2019	2,300	2,323
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (d)(f)	572	10
0.000% due 01/31/2019 (d)(f)	365	6
Owens Corning
4.200% due 12/01/2024	3,800	3,774
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	1,000	995
4.875% due 07/11/2022	3,600	3,730
Pernod Ricard S.A.
4.250% due 07/15/2022	600	609
5.750% due 04/07/2021	3,600	3,775
Philip Morris International, Inc.
2.375% due 08/17/2022	4,500	4,327
Phillips 66
3.289% (US0003M + 0.600%) due 02/26/2021 ~	3,690	3,650
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	3,500	3,363
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	3,430	3,535
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,800	3,747
Southern Co.
2.350% due 07/01/2021	5,900	5,739
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,202	2,171
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,306	1,293
Suntory Holdings Ltd.
2.550% due 06/28/2022	900	863
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021	2,100	2,130
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	3,600	3,570
VMware, Inc.
2.300% due 08/21/2020	4,020	3,938

Volkswagen Group of America Finance LLC
3.558% (US0003M + 0.940%) due 11/12/2021 ~	2,600	2,576
3.875% due 11/13/2020	2,600	2,613
Volkswagen International Finance NV
4.000% due 08/12/2020	2,012	2,025
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,761
WPP Finance
4.750% due 11/21/2021	3,100	3,159
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,400	5,049
Yara International ASA
4.750% due 06/01/2028	4,700	4,696
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,900	2,873
3.150% due 04/01/2022	1,611	1,576

		189,075

UTILITIES 4.2%
AT&T, Inc.
3.000% due 06/30/2022	2,995	2,923
BP Capital Markets PLC
2.518% due 01/16/2020	1,500	1,490
Duke Energy Corp.
3.150% due 08/15/2027	2,600	2,437
Enable Midstream Partners LP
4.950% due 05/15/2028	3,900	3,701
Entergy Arkansas LLC
3.050% due 06/01/2023	3,000	2,968
3.500% due 04/01/2026	1,200	1,183
Entergy Corp.
2.950% due 09/01/2026	2,700	2,497
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,359
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,412
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,750
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	2,400	2,296
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	597	576
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	1,268	721
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	488	455
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	1,814	485
Rio Oil Finance Trust
9.250% due 07/06/2024	650	697
9.750% due 01/06/2027	3,287	3,611
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,386
Telstra Corp. Ltd.
4.800% due 10/12/2021	2,500	2,598
Verizon Communications, Inc.
3.376% due 02/15/2025	5,814	5,648

		43,193

Total Corporate Bonds & Notes (Cost $645,680)		631,249

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.4%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	3,918

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	675	743

Total Municipal Bonds & Notes (Cost $4,524)		4,661

U.S. GOVERNMENT AGENCIES 57.5%
Fannie Mae
1.644% due 02/25/2033 •	6,409	5,613
2.310% due 08/01/2022	100	99
2.749% due 09/25/2046 •	1,666	1,668
2.935% due 11/01/2021	10,066	10,095
3.000% due 06/01/2029 - 10/25/2040	1,737	1,727
3.500% due 10/25/2041 - 03/01/2048	19,994	20,154
4.000% due 11/01/2047 - 09/01/2048	12,444	12,697

4.264% due 01/01/2036 •		2,767	2,915
4.293% due 05/01/2038 •		1,553	1,628
4.500% due 02/01/2031 - 08/01/2042		1,032	1,076
5.500% due 02/01/2036 - 05/01/2036		83	90
Fannie Mae, TBA
3.000% due 02/01/2034 - 01/01/2049		195,000	190,341
3.500% due 01/01/2049 - 02/01/2049		226,614	226,553
4.000% due 02/01/2049		29,000	29,549
Freddie Mac
3.500% due 07/01/2048		10,852	10,856
5.000% due 03/01/2024 - 12/01/2038		859	906
5.500% due 04/01/2038		243	262
Freddie Mac, TBA
3.000% due 01/01/2049		12,000	11,697
4.000% due 01/01/2049		16,000	16,312
Ginnie Mae
0.000% due 11/20/2039 (a)(d)		3,500	2,833
2.684% due 06/20/2061 •		602	602
2.699% due 05/20/2047 •		2,657	2,660
2.764% due 04/20/2065 •		807	809
2.774% due 02/20/2067 •		3,035	3,040
2.784% due 06/20/2067 •		399	400
2.934% due 09/20/2065 •		2,694	2,709
3.064% due 08/20/2066 - 08/20/2067 •		5,533	5,603
3.114% due 05/20/2066 - 06/20/2066 •		6,219	6,301
3.527% due 06/20/2067 •		3,756	3,857
5.000% due 05/15/2047 - 09/15/2047		681	715
Ginnie Mae, TBA
3.000% due 01/01/2049		2,000	1,971
3.500% due 01/01/2049		2,000	2,014
4.000% due 01/01/2049		11,000	11,266

Total U.S. Government Agencies (Cost $581,870)			589,018

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		8,700	7,902
2.750% due 08/15/2042 (h)		700	672
2.750% due 11/15/2042 (h)		2,000	1,917
2.875% due 05/15/2043 (h)(j)		10,100	9,882
3.125% due 02/15/2043 (h)(j)		5,000	5,111
3.125% due 08/15/2044 (j)(l)		1,300	1,330
3.375% due 05/15/2044 (h)		8,000	8,538
3.750% due 11/15/2043 (h)		11,000	12,448
U.S. Treasury Inflation Protected Securities (e)
0.625% due 01/15/2026 (h)		12,346	12,025
0.750% due 07/15/2028		6,850	6,710
U.S. Treasury Notes
2.000% due 08/31/2021 (l)		100	99

Total U.S. Treasury Obligations (Cost $67,601)			66,634

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%
Adjustable Rate Mortgage Trust
3.006% due 10/25/2035 •		1,132	1,125
Aggregator of Loans Backed by Assets PLC
1.981% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	3,080	3,924
Alba PLC
1.028% due 11/21/2037 •		2,012	2,401
1.076% due 03/17/2039 •		3,746	4,438
Ashford Hospitality Trust
3.455% due 05/15/2035 •		$3,000	2,989
Banc of America Funding Trust
4.356% due 05/25/2035 ~		1,802	1,891
Banc of America Mortgage Trust
6.500% due 10/25/2031		8	8
BCAP LLC Trust
2.540% due 01/26/2036 •		1,570	1,551
3.817% due 08/26/2037 ~		647	649
Bear Stearns Adjustable Rate Mortgage Trust
4.337% due 02/25/2033 ~		35	35
CD Mortgage Trust
3.348% due 11/10/2049		2,300	2,315
Chase Mortgage Finance Trust
4.066% due 02/25/2037 ~		31	31
Citigroup Commercial Mortgage Trust
3.305% due 07/15/2032 •		3,700	3,689
Citigroup Mortgage Loan Trust
4.282% due 09/25/2037 ~		2,782	2,725
Countrywide Home Loan Mortgage Pass-Through Trust
4.531% due 11/19/2033 ~		146	148
Credit Suisse First Boston Mortgage Securities Corp.
4.241% due 09/25/2033 ~		5	6
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036 ~		2,906	2,322

Eurohome UK Mortgages PLC
1.056% due 06/15/2044 •	GBP	2,646	3,232
Eurosail PLC
1.850% (BP0003M + 0.950%) due 06/13/2045 ~		7,078	9,027
1.850% due 06/13/2045 •		4,985	6,209
Firstmac Mortgage Funding Trust
2.945% due 03/08/2049 •	AUD	3,851	2,701
3.195% due 03/08/2049 •		1,500	1,053
Great Hall Mortgages PLC
2.931% due 06/18/2039 •		$2,385	2,299
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,104
3.278% due 11/10/2049 ~		3,500	3,484
GSR Mortgage Loan Trust
4.300% due 09/25/2035 ~		2,589	2,640
4.807% due 01/25/2035 ~		632	631
Holmes Master Issuer PLC
2.796% due 10/15/2054 •		3,000	2,992
HomeBanc Mortgage Trust
2.756% due 03/25/2035 •		752	652
Impac CMB Trust
3.286% due 10/25/2034 •		3,885	3,795
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,801
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,424
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,649
3.455% due 06/15/2032 •		2,600	2,553
Kensington Mortgage Securities PLC
2.948% due 06/14/2040 •		1,918	1,847
Landmark Mortgage Securities PLC
1.083% due 04/17/2044 •	GBP	369	443
Ludgate Funding PLC
1.083% due 12/01/2060 •		2,821	3,369
Mansard Mortgages PLC
0.993% due 04/15/2047 •		861	1,040
MASTR Adjustable Rate Mortgages Trust
4.438% due 11/21/2034 ~		$1,184	1,217
Merrill Lynch Mortgage Investors Trust
2.756% due 11/25/2035 •		304	286
3.567% due 01/25/2029 •		215	214
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		6,000	5,875
3.150% due 03/15/2048		7,000	6,962
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		3,300	3,301
3.436% due 12/15/2049		2,200	2,221
Morgan Stanley Resecuritization Trust
2.575% due 04/26/2053 •		36	36
PFP Ltd.
3.505% (LIBOR01M + 1.050%) due 01/14/2035 ~		261	261
Resloc UK PLC
0.000% due 12/15/2043 •	EUR	5,449	5,892
Sequoia Mortgage Trust
2.670% due 07/20/2036 •		$2,029	1,943
Structured Adjustable Rate Mortgage Loan Trust
4.278% due 09/25/2034 ~		2,843	2,866
4.329% due 09/25/2034 ~		1,137	1,131
Tharaldson Hotel Portfolio Trust
3.133% due 11/11/2034 •		2,597	2,580
Trinity Square PLC
1.963% due 07/15/2051 •	GBP	2,205	2,812
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 10/25/2045 •		$4,581	4,543
3.046% due 07/25/2045 •		194	195
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,442
3.486% due 12/15/2059		4,800	4,849
Wells Fargo Mortgage-Backed Securities Trust
4.503% due 06/25/2035 ~		1,532	1,571
4.510% due 05/25/2035 ~		1,542	1,577

Total Non-Agency Mortgage-Backed Securities (Cost $151,381)			144,966

ASSET-BACKED SECURITIES 6.1%
Ally Auto Receivables Trust
2.720% due 05/17/2021		4,500	4,493
Ally Master Owner Trust
2.775% due 07/15/2022 •		2,100	2,094
American Express Credit Account Master Trust
1.640% due 12/15/2021		6,000	5,972
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.956% due 01/25/2036 •		3,155	3,157

Countrywide Asset-Backed Certificates
2.806% due 06/25/2036 •		1,594	1,592
Countrywide Asset-Backed Certificates Trust
3.046% due 12/25/2034 •		3,064	3,046
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		2,200	2,197
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		19	19
Driver Australia Five Trust
2.954% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	4,464	3,139
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$166	166
First Investors Auto Owner Trust
1.690% due 04/15/2021		354	354
Flagship Credit Auto Trust
1.850% due 07/15/2021		1,046	1,041
GSAMP Trust
3.356% due 02/25/2047 •		1,226	1,222
JPMorgan Mortgage Acquisition Corp.
2.686% due 03/25/2036 •		229	229
MASTR Specialized Loan Trust
2.806% due 01/25/2036 •		132	132
Merrill Lynch Mortgage Investors Trust
3.301% due 09/25/2035 •		2,055	2,046
Navient Private Education Loan Trust
2.805% due 12/15/2059 •		2,217	2,215
Navient Private Education Refi Loan Trust
3.010% due 06/16/2042		3,342	3,332
Nelnet Student Loan Trust
2.763% due 08/23/2027 •		2,532	2,525
OneMain Financial Issuance Trust
3.190% due 03/18/2026		1,575	1,575
Option One Mortgage Loan Trust Asset-Backed Certificates
2.946% due 11/25/2035 •		1,413	1,414
OSCAR U.S. Funding Trust LLC
2.857% due 08/10/2021 •		3,800	3,803
Park Place Securities, Inc.
2.956% due 09/25/2035 •		118	119
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.346% due 01/25/2036 •		994	996
Residential Asset Securities Corp. Trust
2.776% due 04/25/2036 •		1,277	1,279
3.181% due 09/25/2035 •		765	764
SLM Private Education Loan Trust
1.850% due 06/17/2030		1,254	1,248
SLM Student Loan Trust
2.610% due 01/25/2027 •		1,483	1,476
3.040% due 04/27/2026 •		3,549	3,555
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		926	922
SoFi Professional Loan Program LLC
3.456% due 01/25/2039 •		1,543	1,555
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,707	1,693
Structured Asset Securities Corp. Mortgage Loan Trust
3.506% due 08/25/2037 •		385	386
Wells Fargo Home Equity Asset-Backed Securities Trust
2.756% due 07/25/2036 •		1,424	1,424
3.506% due 10/25/2034 •		1,799	1,798

Total Asset-Backed Securities (Cost $62,329)			62,978

SOVEREIGN ISSUES 3.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,599	3,482
2.125% due 09/01/2022		3,700	3,595
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		4,500	4,427
2.125% due 04/13/2021		2,000	1,964
2.625% due 04/20/2022		2,800	2,766
3.375% due 09/27/2023		3,200	3,254
Province of Ontario
3.150% due 06/02/2022	CAD	1,200	902
4.000% due 10/07/2019		$900	908
4.400% due 04/14/2020		1,600	1,634
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	764
6.350% due 01/30/2026		$600	711
Qatar Government International Bond
5.103% due 04/23/2048		3,800	4,000

Tokyo Metropolitan Government
2.000% due 05/17/2021	3,000	2,933

Total Sovereign Issues (Cost $31,521)		31,340

SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
2.890% (US0003M + 0.400% ) due 10/25/2019 ~	5,300	5,303

REPURCHASE AGREEMENTS (g) 0.0%		256

U.S. TREASURY BILLS 0.1%
2.368% due 01/03/2019 - 03/14/2019 (c)(d)(l)	1,254	1,250

Total Short-Term Instruments (Cost $6,806)		6,809

Total Investments in Securities (Cost $1,551,712)		1,537,655

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio	1,698,029	16,848
PIMCO Short-Term Floating NAV Portfolio III	999,172	9,876

Total Short-Term Instruments (Cost $26,872)		26,724

Total Investments in Affiliates (Cost $26,872)		26,724

Total Investments 152.6% (Cost $1,578,584)		$1,564,379
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(1,223))		(880)
Other Assets and Liabilities, net (52.5)%		(538,188)

Net Assets 100.0%		$1,025,311

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$256	U.S. Treasury Notes 2.875% due 09/30/2023	$(265)	$256	$256

Total Repurchase Agreements						$(265)	$256	$256

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	2.800%	12/31/2018	01/30/2019	$(12,049)	$(12,050)
MSC	2.500	10/24/2018	01/23/2019	(18,980)	(19,073)
	2.520	11/06/2018	02/04/2019	(26,212)	(26,317)
	2.700	12/10/2018	02/08/2019	(13,369)	(13,392)
	2.900	12/12/2018	01/02/2019	(893)	(895)
TDM	2.450	10/17/2018	01/17/2019	(3,179)	(3,196)
UBS	2.420	10/17/2018	01/17/2019	(15,080)	(15,158)
	2.430	10/23/2018	01/23/2019	(2,303)	(2,314)
	2.440	10/30/2018	01/30/2019	(1,567)	(1,574)

Total Sale-Buyback Transactions					$(93,969)

(h)	Securities with an aggregate market value of $96,122 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(100,610) at a weighted average interest rate of 2.143%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(177) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	363	$104,278	$(2)	$0	$(5)
Euro-Bund 10-Year Bond March Futures	03/2019	292	54,714	656	0	(64)
U.S. Treasury 5-Year Note March Futures	03/2019	639	73,285	1,192	183	0
United Kingdom Long Gilt March Futures	03/2019	47	7,379	56	24	(8)

				$1,902	$207	$(77)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2019	389	$(36,352)	$(451)	$0	$(172)
Canada Government 10-Year Bond March Futures	03/2019	21	(2,104)	(65)	1	0
Euro-BTP Italy Government Bond March Futures	03/2019	623	(91,238)	(4,055)	0	(43)
Euro-Buxl 30-Year Bond March Futures	03/2019	70	(14,486)	(327)	66	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	350	(60,473)	(128)	84	0
U.S. Treasury 10-Year Note March Futures	03/2019	30	(3,660)	(52)	0	(12)
U.S. Treasury 30-Year Bond March Futures	03/2019	12	(1,752)	(58)	0	(5)

				$(5,136)	$151	$(232)

Total Futures Contracts				$(3,234)	$358	$(309)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.223%	$1,700	$(44)	$15	$(29)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.492%	$3,500	$67	$(7)	$60	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	1,000	$119	$23	$142	$4	$0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	09/03/2020		$152,300	68	(683)	(615)	0	(15)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		25,600	(784)	467	(317)	38	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,800	341	(159)	182	0	(18)
Receive	3-Month USD-LIBOR	2.940	Semi-Annual	08/22/2048		7,700	450	(632)	(182)	0	(46)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	30,400	(162)	671	509	45	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		26,000	75	209	284	39	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		11,600	0	512	512	14	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	11,800	(10)	(123)	(133)	0	(20)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		7,600	122	(173)	(51)	0	(36)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		5,900	(46)	18	(28)	0	(29)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,500	(46)	(447)	(493)	0	(84)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		4,200	(292)	23	(269)	0	(47)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	12/20/2019	JPY	3,210,000	(108)	34	(74)	0	(1)
Receive	6-Month JPY-LIBOR	0.100	Semi-Annual	09/20/2020		25,660,000	(196)	(211)	(407)	13	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		4,880,000	140	20	160	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		5,620,000	(352)	(477)	(829)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,410,000	(27)	(174)	(201)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		300,000	20	(60)	(40)	0	(1)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(55)	(55)	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		510,000	(38)	(82)	(120)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,150,000	81	(537)	(456)	0	(4)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		420,000	(13)	(294)	(307)	2	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	1,114,600	(32)	168	136	93	0
Receive (6)	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		185,300	21	(41)	(20)	0	(16)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		239,400	0	(15)	(15)	0	(20)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		302,100	0	(73)	(73)	0	(26)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		333,600	0	(81)	(81)	0	(29)

							$(669)	$(2,172)	$(2,841)	$263	$(397)

Total Swap Agreements							$(646)	$(2,164)	$(2,810)	$263	$(398)

(j)

Securities with an aggregate market value of $3,546 and cash of $7,502 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$5,561	SGD	7,582	$12	$0
BOA	01/2019	EUR	6,706		$7,656	0	(33)
	01/2019	GBP	3,430		4,390	16	0
	01/2019	MXN	38,858		1,918	0	(57)
	01/2019		$908	EUR	795	4	0
	02/2019	JPY	100,100		$908	0	(8)
BPS	01/2019	MXN	88,387		4,337	0	(156)
	02/2019		$2,899	JPY	325,400	79	0
	03/2019		2,838	SGD	3,876	11	0
BRC	01/2019	MXN	15,736		$782	0	(18)
	01/2019		$12,779	GBP	10,080	74	0
	02/2019	JPY	2,841,200		$25,305	0	(697)
CBK	01/2019	CAD	2,478		1,883	68	0
	01/2019	EUR	1,689		1,931	0	(6)
	01/2019	GBP	10,436		13,360	53	0
	01/2019	MXN	43,521		2,125	0	(87)
	01/2019		$1,636	EUR	1,439	13	0
	02/2019	AUD	14,688		$10,583	229	0
	02/2019		$32,323	JPY	3,655,800	1,134	0
GLM	01/2019	DKK	940		$147	3	0
	01/2019	EUR	1,649		1,882	0	(8)
	01/2019	GBP	24,287		30,990	67	(45)
	01/2019	MXN	400,654		19,461	0	(906)
HUS	01/2019	GBP	1,167		1,475	0	(13)
	01/2019	MXN	10,952		540	0	(17)
	01/2019		$144	DKK	940	0	0
	01/2019		575	EUR	504	3	0
	01/2019		8,022	MXN	165,623	378	0
	02/2019	AUD	2,693		$1,981	83	0
	02/2019	JPY	2,389,400		21,235	0	(632)
	02/2019		$2,166	AUD	2,961	0	(79)
	03/2019	SGD	5,554		$4,054	0	(28)
	03/2019	THB	4,535		138	0	(2)
	04/2019	DKK	940		145	0	0
IND	01/2019		$5,263	MXN	107,167	185	0
	03/2019		3,184	SGD	4,342	8	0
JPM	01/2019	EUR	725		$829	0	(3)
	01/2019	GBP	10,722		13,647	19	(44)
	01/2019		$2,900	GBP	2,268	0	(8)
	01/2019		163	MXN	3,334	6	0
	02/2019	JPY	1,643,900		$14,691	0	(353)
	02/2019		$3,265	JPY	366,000	85	0
	03/2019	SGD	1,987		$1,450	0	(10)
MYI	01/2019		$6,485	MXN	132,011	225	0
	02/2019	JPY	685,600		$6,187	0	(88)
SOG	03/2019	SGD	6,361		4,645	0	(31)
SSB	01/2019		$144	MXN	2,940	5	0

Total Forward Foreign Currency Contracts						$2,760	$(3,329)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.997%	$1,900	$12	$(11)	$1	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300	200	(34)	33	0	(1)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.997	5,200	33	(31)	2	0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.300	100	(16)	16	0	0
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.530	1,000	(26)	2	0	(24)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	3,100	(143)	(25)	0	(168)

							$(174)	$(16)	$3	$(193)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$9,700	$(403)	$368	$0	$(35)

Total Swap Agreements						$(577)	$352	$3	$(228)

(l)

Securities with an aggregate market value of $1,553 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$398,981	$0	$398,981
Industrials	0	189,075	0	189,075
Utilities	0	43,193	0	43,193
Municipal Bonds & Notes
California	0	3,918	0	3,918
Illinois	0	743	0	743
U.S. Government Agencies	0	589,018	0	589,018
U.S. Treasury Obligations	0	66,634	0	66,634
Non-Agency Mortgage-Backed Securities	0	144,966	0	144,966
Asset-Backed Securities	0	62,978	0	62,978
Sovereign Issues	0	31,340	0	31,340
Short-Term Instruments
Certificates of Deposit	0	5,303	0	5,303
Repurchase Agreements	0	256	0	256
U.S. Treasury Bills	0	1,250	0	1,250
	$0	$1,537,655	$0	$1,537,655

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,724	$0	$0	$26,724

Total Investments	$26,724	$1,537,655	$0	$1,564,379

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	358	263	0	621
Over the counter	0	2,763	0	2,763
	$358	$3,026	$0	$3,384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(309)	(398)	0	(707)
Over the counter	0	(3,557)	0	(3,557)

	$(309)	$(3,955)	$0	$(4,264)

Total Financial Derivative Instruments	$49	$(929)	$0	$(880)

Totals	$26,773	$1,536,726	$0	$1,563,499
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.7% ¤
CORPORATE BONDS & NOTES 30.6%
BANKING & FINANCE 17.4%
ABN AMRO Bank NV
2.100% due 01/18/2019	$1,000	$1,001
3.085% (US0003M + 0.640%) due 01/18/2019 ~	2,300	2,302
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	1,500	1,499
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,350	1,360
Aircastle Ltd.
5.125% due 03/15/2021	100	102
American Express Credit Corp.
3.828% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,510
Athene Global Funding
4.038% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,005
Bank of Nova Scotia
1.950% due 01/15/2019	4,000	3,999
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~	900	897
Canadian Imperial Bank of Commerce
3.259% (US0003M + 0.520%) due 09/06/2019 ~	2,000	2,002
Citigroup, Inc.
3.696% (US0003M + 0.930%) due 06/07/2019 ~	1,000	1,002
3.818% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,526
Credit Suisse Group Funding Guernsey Ltd.
4.735% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,189
Emirates NBD PJSC
4.059% (US0003M + 1.550%) due 01/26/2020 ~	500	504
Ford Motor Credit Co. LLC
3.512% (US0003M + 0.930%) due 11/04/2019 ~	3,000	2,990
3.606% (US0003M + 0.830%) due 03/12/2019 ~	1,000	999
3.754% (US0003M + 0.930%) due 09/24/2020 ~	2,000	1,965
General Motors Financial Co., Inc.
3.996% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,019
Goldman Sachs Group, Inc.
3.637% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,505
3.850% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,023
HSBC Holdings PLC
3.908% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,829
4.349% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,021
HSH Portfoliomanagement AoeR
3.131% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,012
ICICI Bank Ltd.
3.125% due 08/12/2020	500	494
4.800% due 05/22/2019	1,000	1,004
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,004
JPMorgan Chase Bank N.A.
2.831% (US0003M + 0.290%) due 02/01/2021 ~	1,700	1,688
2.968% (US0003M + 0.230%) due 09/01/2020 ~	3,000	2,989
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,783
Mitsubishi UFJ Financial Group, Inc.
3.280% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,484
3.368% (US0003M + 0.860%) due 07/26/2023 ~	400	396
Mizuho Financial Group, Inc.
3.647% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,000
3.651% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,584
Morgan Stanley
3.414% (US0003M + 0.800%) due 02/14/2020 ~	1,000	1,000
3.649% (US0003M + 1.180%) due 01/20/2022 ~	300	299
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	3,000	2,999
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,000	972
3.203% (US0003M + 0.390%) due 09/28/2020 ~	1,000	989
Nomura Holdings, Inc.
2.750% due 03/19/2019	1,077	1,076
Nordea Bank Abp
1.625% due 09/30/2019	4,800	4,748
3.647% (US0003M + 0.940%) due 08/30/2023 ~	200	198

PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,363
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
3.622% due 04/17/2019	1,000	1,001
Sumitomo Mitsui Banking Corp.
2.799% (US0003M + 0.350%) due 01/17/2020 ~	1,100	1,099
Sumitomo Mitsui Financial Group, Inc.
3.205% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,487
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 10/18/2019	3,000	2,974
Svenska Handelsbanken AB
3.159% (US0003M + 0.470%) due 05/24/2021 ~	400	397
Synchrony Financial
2.600% due 01/15/2019	2,000	1,999
3.000% due 08/15/2019	2,200	2,186
Toyota Motor Credit Corp.
3.040% due 05/17/2022 •	600	594
UBS AG
3.588% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,014
VEREIT Operating Partnership LP
3.000% due 02/06/2019	1,000	999
Wells Fargo & Co.
3.200% (US0003M + 0.680%) due 01/30/2020 ~	500	501

		95,583

INDUSTRIALS 10.4%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	977
Allergan Funding SCS
3.000% due 03/12/2020	900	897
4.031% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,709
BAT Capital Corp.
2.297% due 08/14/2020	2,100	2,051
3.204% due 08/14/2020 •	2,800	2,773
BAT International Finance PLC
2.750% due 06/15/2020	200	197
Broadcom Corp.
3.000% due 01/15/2022	100	96
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,982
3.119% (US0003M + 0.560%) due 11/02/2021 ~	3,000	2,979
3.122% (US0003M + 0.540%) due 08/04/2020 ~	2,000	1,996
Charter Communications Operating LLC
3.579% due 07/23/2020	2,000	1,998
4.464% due 07/23/2022	300	303
Comcast Corp.
3.127% (US0003M + 0.330%) due 10/01/2020 ~	2,400	2,390
Daimler Finance North America LLC
1.500% due 07/05/2019	2,000	1,980
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	200	197
6.000% due 07/08/2019	1,500	1,521
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	231	231
eBay, Inc.
3.390% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,479
EQT Corp.
2.500% due 10/01/2020	380	372
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	700	693
General Electric Co.
5.000% due 01/21/2021 •(c)	1,100	843
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	500	499
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	1,000	989
Kraft Heinz Foods Co.
3.188% (US0003M + 0.570%) due 02/10/2021 ~	500	496
3.438% (US0003M + 0.820%) due 08/10/2022 ~	3,000	2,965
Molson Coors Brewing Co.
1.450% due 07/15/2019	3,500	3,465
1.900% due 03/15/2019	1,000	997
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	1,300	1,282
NetApp, Inc.
2.000% due 09/27/2019	2,200	2,176
ONGC Videsh Ltd.
3.250% due 07/15/2019	1,000	1,000
Petronas Capital Ltd.
5.250% due 08/12/2019	1,000	1,013
QUALCOMM, Inc.
3.250% (US0003M + 0.730%) due 01/30/2023 ~	500	497

Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~	500	492
Reynolds American, Inc.
3.250% due 06/12/2020	100	99
Rockwell Collins, Inc.
5.250% due 07/15/2019	1,110	1,122
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,465
Southern Co.
1.850% due 07/01/2019	750	746
3.104% (US0003M + 0.490%) due 02/14/2020 ~	1,700	1,697
3.503% (US0003M + 0.700%) due 09/30/2020 ~	3,000	2,992
Syngenta Finance NV
3.698% due 04/24/2020	200	199
Tyson Foods, Inc.
2.650% due 08/15/2019	400	398
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~	600	598
VMware, Inc.
2.300% due 08/21/2020	200	196
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	515	510
Vulcan Materials Co.
3.388% (US0003M + 0.600%) due 06/15/2020 ~	200	199
Wabtec Corp.
3.838% (US0003M + 1.050%) due 09/15/2021 ~	300	299

		57,055

UTILITIES 2.8%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	1,000	997
3.488% (US0003M + 0.750%) due 06/01/2021 ~	500	497
3.733% (US0003M + 0.930%) due 06/30/2020 ~	3,700	3,697
British Telecommunications PLC
2.350% due 02/14/2019	2,200	2,197
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,000	1,985
Exelon Generation Co. LLC
5.200% due 10/01/2019	1,000	1,013
NextEra Energy Capital Holdings, Inc.
3.107% (US0003M + 0.400%) due 08/21/2020 ~	3,400	3,397
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	100	99
Verizon Communications, Inc.
3.788% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,803

		15,685

Total Corporate Bonds & Notes (Cost $169,030)		168,323

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
2.649% due 12/25/2044 •	2,743	2,744
2.749% due 07/25/2046 •	4,608	4,589
2.856% due 05/25/2043 •	745	742
3.086% due 07/25/2041 •	1,645	1,661
Freddie Mac
2.649% due 03/15/2037 - 08/15/2042 •	9,768	9,747
2.855% due 11/15/2043 •	1,696	1,702
3.005% due 01/15/2042 •	591	595
Ginnie Mae
2.684% due 06/20/2061 •	463	463
2.814% due 03/20/2065 •	223	223
2.944% due 03/20/2065 •	929	934
NCUA Guaranteed Notes
2.830% due 01/08/2020 •	376	376
2.940% due 12/08/2020 •	4,214	4,233

Total U.S. Government Agencies (Cost $28,029)		28,009

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Holmes Master Issuer PLC
2.856% due 10/15/2054 •	1,600	1,597

Total Non-Agency Mortgage-Backed Securities (Cost $1,600)		1,597

ASSET-BACKED SECURITIES 2.6%
CoreVest American Finance Trust
2.968% due 10/15/2049	409	401
Discover Card Execution Note Trust
2.995% due 09/15/2021 •	1,500	1,501
Nelnet Student Loan Trust
2.763% due 08/23/2027 •	217	216

SLC Student Loan Trust
2.776% due 05/15/2023 •	120	120
2.898% due 03/15/2027 •	1,861	1,854
2.908% due 06/15/2029 •	1,983	1,972
SLM Student Loan Trust
2.580% due 10/25/2024 •	858	858
2.580% due 01/26/2026 •	339	338
2.956% due 09/25/2043 •	968	963
3.258% due 12/15/2027 •	2,660	2,662
3.338% due 12/15/2025 •	1,498	1,506
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	1,797	1,778

Total Asset-Backed Securities (Cost $14,157)		14,169

SOVEREIGN ISSUES 4.4%
Agence Francaise de Developpement
2.990% (US0003M + 0.200%) due 09/21/2019 ~	2,000	2,002
Export-Import Bank of India
2.750% due 04/01/2020	2,000	1,978
3.646% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,501
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	999
Province of Quebec
2.749% (US0003M + 0.280%) due 07/21/2019 ~	9,600	9,613
2.920% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,007
Tokyo Metropolitan Government
2.125% due 05/19/2020	3,000	2,964

Total Sovereign Issues (Cost $24,080)		24,064

SHORT-TERM INSTRUMENTS 22.7%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~	1,000	1,001

COMMERCIAL PAPER 0.6%
Campbell Soup Co.
2.900% due 01/15/2019	250	250
NiSource, Inc.
2.780% due 01/07/2019	3,000	2,998

		3,248

REPURCHASE AGREEMENTS (d) 18.4%		100,882

U.S. TREASURY BILLS 3.5%
2.320% due 01/03/2019 - 03/07/2019 (a)(b)(f)(h)	19,441	19,408

Total Short-Term Instruments (Cost $124,540)		124,539

Total Investments in Securities (Cost $361,436)		360,701

	SHARES
INVESTMENTS IN AFFILIATES 25.2%
SHORT-TERM INSTRUMENTS 25.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short Asset Portfolio	2,450,437	24,313
PIMCO Short-Term Floating NAV Portfolio III	11,546,148	114,122

Total Short-Term Instruments (Cost $138,636)		138,435

Total Investments in Affiliates (Cost $138,636)		138,435

Total Investments 90.9% (Cost $500,072)		$499,136
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $(4,513))		2,804
Other Assets and Liabilities, net 8.6%		46,958

Net Assets 100.0%		$548,898

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	3.100%	12/31/2018	01/02/2019	$98,600	U.S. Treasury Notes 2.750% due 07/31/2023	$(100,800)	$98,600	$98,617
FICC	1.35	12/31/2018	01/02/2019	1,782	U.S. Treasury Notes 2.000% due 08/31/2021	(1,822)	1,782	1,782
	2.000	12/31/2018	01/02/2019	500	U.S. Treasury Notes 2.875% due 09/30/2023	(510)	500	500

Total Repurchase Agreements						$(103,132)	$100,882	$100,899

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin (2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2021	2,254	$549,751	$2,820	$253	$0
Australia Government 10-Year Bond March Futures	03/2019	1,167	109,056	1,108	517	0
Euro-BTP Italy Government Bond March Futures	03/2019	230	33,683	982	16	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	140	24,189	(67)	0	(34)
Live Cattle April Futures	04/2019	191	9,646	165	0	(11)
Natural Gas April Futures	03/2019	356	9,551	(1,028)	0	(481)
Natural Gas February Futures	01/2019	50	1,090	(126)	0	(66)
Sugar No. 11 March Futures	02/2019	137	1,846	(242)	0	(55)
Volatility S&P 500 Index February Futures	02/2019	70	1,559	(87)	0	(49)
Volatility S&P 500 Index January Futures	01/2019	79	1,910	191	0	(91)
VSTOXX Mini February Futures	02/2019	861	2,259	8	0	(10)

				$3,724	$786	$(797)

Short Futures Contracts

					Variation Margin (2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2019	181	$(8,362)	$420	$0	$0
Arabica Coffee March Futures	03/2019	216	(8,250)	1,023	0	(73)
BIST 30 Index February Futures	02/2019	11,503	(25,652)	152	138	(74)
Brent Crude April Futures	02/2019	21	(1,134)	288	0	(12)
CAC 40 Index January Futures	01/2019	33	(1,788)	20	0	(50)
Coal February Futures	02/2019	97	(8,361)	218	0	(44)
Cocoa March Futures	03/2019	55	(1,329)	(159)	0	(4)
Copper March Futures	03/2019	54	(3,552)	80	68	0
Corn March Futures	03/2019	290	(5,438)	(93)	7	0
Cotton No. 2 March Futures	03/2019	82	(2,960)	208	0	0
Cotton No. 2 May Futures	05/2019	181	(6,652)	(7)	0	(1)
DAX Index March Futures	03/2019	25	(7,563)	117	0	(140)
E-mini NASDAQ 100 Index March Futures	03/2019	99	(12,540)	181	0	(79)
E-mini Russell 2000 Index March Futures	03/2019	238	(16,053)	28	0	(96)
E-mini S&P 500 Index March Futures	03/2019	29	(3,633)	(67)	0	(28)
FTSE China A50 Index January Futures	01/2019	1,990	(20,721)	193	0	(144)
FTSE/JSE Index March Futures	03/2019	424	(13,868)	(481)	0	(293)
FTSE/MIB Index March Futures	03/2019	47	(4,902)	118	0	(60)
Gas Oil March Futures	03/2019	79	(4,043)	560	0	(128)
Gold 100 oz. April Futures	04/2019	56	(7,211)	(288)	9	0
Hang Seng China Enterprises Index January Futures	01/2019	181	(13,184)	(59)	0	(157)
Hard Red Winter Wheat March Futures	03/2019	120	(2,933)	166	44	0
Lean Hogs February Futures	02/2019	96	(2,341)	(15)	0	(13)
MSCI Singapore January Futures	01/2019	906	(22,714)	(64)	10	(105)
MSCI Taiwan Stock Index January Futures	01/2019	405	(14,556)	(240)	0	(118)
Natural Gas February Futures	01/2019	155	(2,623)	186	170	0
New York Harbor ULSD March Futures	02/2019	77	(5,400)	839	0	(61)
Nickel March Futures	03/2019	146	(9,357)	133	0	0
Nikkei 225 Index March Futures	03/2019	111	(10,094)	(100)	0	(100)
RBOB Gasoline February Futures	01/2019	54	(2,953)	1,246	0	(2)
RBOB Gasoline March Futures	02/2019	99	(5,455)	1,307	0	(10)
S&P/Toronto Stock Exchange 60 March Futures	03/2019	203	(25,495)	51	0	(244)
Silver March Futures	03/2019	171	(13,287)	(858)	0	(89)
Soybean May Futures	05/2019	78	(3,540)	91	2	0
Soybean Meal March Futures	03/2019	206	(6,384)	(45)	64	0
Soybean Oil March Futures	03/2019	161	(2,690)	49	0	(1)
SPI 200 Index March Futures	03/2019	289	(28,300)	133	234	(312)
Topix Index Futures March Futures	03/2019	78	(10,628)	449	2	(324)
Wheat March Futures	03/2019	108	(2,718)	67	45	0
WTI Crude February Futures	01/2019	23	(1,044)	83	0	(2)
WTI Crude March Futures	02/2019	160	(7,315)	1,913	0	(19)
Zinc March Futures	03/2019	6	(371)	15	0	0

				$7,858	$793	$(2,783)

Total Futures Contracts				$11,582	$1,579	$(3,580)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.835%	Maturity	01/02/2023	BRL	78,600	$324	$948	$1,272	$5	$0
Pay	1-Year BRL-CDI	10.730	Maturity	01/02/2023		47,700	598	354	952	3	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/20/2028	CAD	142,000	(3,750)	1,950	(1,800)	117	0
Receive	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	101	(842)	(741)	0	(8)
Pay	3-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	(217)	1,788	1,571	24	0
Pay	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	16,700	(139)	179	40	28	0
Pay	3-Month SGD-SOR	2.223	Semi-Annual	12/19/2023		2,290	(4)	29	25	4	0
Pay	3-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		53,800	0	617	617	92	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		$69,300	(419)	956	537	135	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		12,600	(58)	361	303	49	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		25,000	(2,451)	571	(1,880)	138	0
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	(68)	106	38	11	0
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	(2)	(2)	0	(1)
Pay (1)	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	35	418	453	48	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	77,200	920	1,603	2,523	107	0
Pay	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028	GBP	47,700	(95)	562	467	212	0
Pay	6-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	200	0	1	1	0	0
Pay	6-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		411,100	0	1,192	1,192	275	0
Receive	6-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	0	(38)	(38)	0	(8)
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	73	70	0	(10)
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023		4,693,800	243	(90)	153	0	(51)
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	987	1,100	104	0
Pay (1)	6-Month HUF-BBR	2.000	Annual	03/20/2024		10,691,900	70	577	647	144	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,170,000	(198)	(29)	(227)	0	(6)
Pay	6-Month JPY-LIBOR	0.372	Semi-Annual	10/22/2028		11,440,000	291	1,876	2,167	82	0
Pay	6-Month JPY-LIBOR	0.309	Semi-Annual	10/31/2028		4,700,000	(146)	757	611	33	0
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	493,400	256	635	891	0	(69)

Total Swap Agreements							$(4,597)	$15,539	$10,942	$1,611	$(153)

(f)

Securities with an aggregate market value of $12,776 and cash of $30,538 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $27 and liability of $(10) for closed futures is outstanding at period end.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	3,000		$3,511	$72	$0
	01/2019	PLN	1,280		343	1	0
	01/2019	SGD	7,665		5,600	0	(25)
	01/2019	THB	597,321		18,584	239	0
	01/2019	TWD	384,107		12,400	0	(171)
	01/2019		$1,200	ARS	46,800	29	0
	01/2019		13,400	BRL	50,719	0	(323)
	01/2019		778	CAD	1,045	0	(12)
	01/2019		490	EUR	429	2	0
	01/2019		2,700	ILS	9,881	0	(56)
	01/2019		14,800	RON	60,724	145	0
	01/2019		2,900	RUB	191,110	0	(158)
	01/2019		5,600	SGD	7,649	13	0
	01/2019	ZAR	122,424		$8,524	23	0
	02/2019		$117	ZAR	1,682	0	0
	02/2019	ZAR	13,619		$978	36	0
BPS	01/2019	CAD	63,200		48,424	2,119	0
	01/2019	GBP	14,812		18,963	75	0
	01/2019	NOK	170,000		20,488	820	0
	01/2019	NZD	31,900		21,369	0	(45)
	01/2019	THB	218,880		6,600	0	(122)
	01/2019		$37,609	AUD	51,600	0	(1,258)
	01/2019		4,200	CLP	2,884,799	0	(43)
	01/2019		10,200	CNH	69,997	0	(8)
	01/2019		545	JPY	61,100	12	0
	01/2019		156	PLN	585	0	0
	01/2019		30,801	SEK	276,000	361	0
	01/2019		9,400	TRY	52,917	549	0
	02/2019		239		1,359	11	0
	02/2019		272	ZAR	3,783	0	(10)
	03/2019		447	TRY	2,555	18	0
BRC	01/2019	BRL	104,724		$25,742	0	(1,260)
	01/2019	CNY	404		58	0	(1)
	01/2019	GBP	5,438		6,887	0	(46)
	01/2019	TWD	537,173		17,715	135	0
	01/2019		$2,700	INR	194,535	97	0
	01/2019		588	MXN	11,104	0	(23)
	01/2019		346	MYR	1,435	2	0
	01/2019		162	PLN	614	2	0
	01/2019		9,700	SGD	13,275	42	0
	01/2019		13,000	ZAR	188,074	63	(3)
	01/2019	ZAR	89,821		$6,000	0	(237)
	02/2019	EUR	180		205	0	(2)
	02/2019	GBP	51		65	0	0
	02/2019		$286	EUR	250	2	0
	02/2019		1,231	ZAR	17,814	6	(4)
	02/2019	ZAR	11,918		$841	17	0
CBK	01/2019	ARS	3,150		72	0	(11)
	01/2019	CLP	3,796,258		5,600	130	0
	01/2019	COP	21,991,200		6,800	31	0
	01/2019	CZK	535,897		24,091	270	(44)
	01/2019	EUR	3,250		3,751	25	0
	01/2019	GBP	11,919		15,661	464	0
	01/2019	HUF	533,572		1,934	29	0
	01/2019	ILS	65,049		18,023	615	0
	01/2019	INR	59,760		805	0	(55)
	01/2019	JPY	450,000		3,995	0	(112)
	01/2019	PEN	1,320		397	6	0
	01/2019	PLN	15,568		4,175	15	0
	01/2019	RON	27,155		6,700	17	0
	01/2019	RUB	284,613		4,292	209	0
	01/2019	SGD	3,725		2,722	0	(11)
	01/2019		$569	AUD	790	0	(13)
	01/2019		626	CAD	824	0	(23)
	01/2019		1,807	EUR	1,582	7	0
	01/2019		10,500	HUF	2,911,475	0	(104)
	01/2019		604	NOK	4,902	0	(37)
	01/2019		7,209	PLN	26,526	0	(121)
	01/2019		518	TRY	2,833	13	0
	01/2019		4,000	ZAR	56,331	0	(88)
	01/2019	ZAR	55,248		$3,900	63	0
	02/2019	EUR	1,362		1,570	4	0
	02/2019	GBP	1,482		1,916	23	0
	02/2019	ILS	930		254	4	0
	02/2019		$1,981	EUR	1,737	16	0
	02/2019		2,040	GBP	1,560	0	(47)
	02/2019		184	ZAR	2,596	0	(4)
	02/2019	ZAR	5,128		$353	0	(2)
	03/2019		$503	SGD	689	3	0
FBF	01/2019		15,569	EUR	13,625	52	0
GLM	01/2019	AUD	16,200		$11,713	300	0
	01/2019	BRL	50,411		13,100	117	(14)
	01/2019	CAD	41,900		31,641	941	0
	01/2019	CLP	11,734,769		17,895	985	0
	01/2019	COP	61,571,114		20,469	1,517	0
	01/2019	EUR	6,368		7,366	70	(5)
	01/2019	GBP	27,187		34,838	171	0
	01/2019	HUF	3,099,399		10,900	0	(167)
	01/2019	ILS	32,546		8,900	191	0
	01/2019	JPY	8,050,000		71,215	0	(2,254)
	01/2019	MXN	5,534		277	0	(4)
	01/2019	MYR	59,524		14,300	0	(103)
	01/2019	NOK	96,000		11,311	204	0
	01/2019	PLN	2,766		734	0	(5)
	01/2019	RON	10,549		2,600	4	0
	01/2019		$12,235	AUD	16,957	0	(290)
	01/2019		34,960	CAD	44,738	0	(2,181)
	01/2019		3,000	CLP	2,011,050	0	(102)
	01/2019		595	GBP	471	5	0
	01/2019		55,525	JPY	6,242,300	1,446	0
	01/2019		6,200	MYR	25,693	17	0
	01/2019		8,344	NOK	68,000	0	(477)
	01/2019		7,951	NZD	11,600	0	(164)
	01/2019		4,800	PHP	259,574	141	0
	01/2019		566	PLN	2,145	8	0
	01/2019		12,063	RON	48,832	30	(75)
	01/2019		8,700	THB	284,708	44	0
	01/2019		4,300	TRY	25,787	548	0
	02/2019	EUR	543		$618	0	(6)
	02/2019		$4,900	PEN	16,462	0	(22)
	02/2019		250	TRY	1,445	16	0
	02/2019		615	ZAR	8,571	0	(21)
	03/2019		257	TRY	1,455	7	0
HUS	01/2019	CLP	3,094,726		$4,500	40	0
	01/2019	COP	8,852,436		2,700	0	(25)
	01/2019	EUR	3,000		3,443	4	0
	01/2019	HUF	737,045		2,600	0	(32)
	01/2019	KRW	3,595,712		3,200	0	(30)
	01/2019	PLN	2,870		764	0	(3)
	01/2019	TRY	2,358		444	2	0
	01/2019		$804	AUD	1,114	0	(20)
	01/2019		590	CAD	795	0	(8)
	01/2019		3,500	CNH	24,064	4	0
	01/2019		7,500	CZK	168,620	9	0
	01/2019		6,400	INR	457,165	172	0
	01/2019		2,928	JPY	325,800	45	0
	01/2019		244	MXN	4,958	8	0
	01/2019		7,300	PHP	388,360	93	0
	01/2019		5,500	SGD	7,541	34	0
	01/2019		7,500	TWD	228,300	0	(28)
	02/2019	EUR	71		$81	0	(1)
	02/2019		$287	EUR	250	1	0
	02/2019		364	ZAR	5,175	0	(6)
	03/2019	HKD	3,927		$504	2	0
	03/2019	SGD	1,331		970	0	(8)
	03/2019		$616	HKD	4,808	0	(1)
IND	01/2019		665	MXN	13,532	23	0
JPM	01/2019	AUD	99,470		$71,054	1,048	(68)
	01/2019	CAD	12,400		9,091	6	0
	01/2019	COP	21,892,808		7,000	261	0
	01/2019	HUF	2,718,380		9,700	0	(7)
	01/2019	KRW	18,198,957		16,210	31	(167)
	01/2019	NOK	186,000		22,127	607	0
	01/2019	NZD	36,300		23,490	0	(877)
	01/2019	PHP	2,887		53	0	(2)
	01/2019	PLN	37,336		10,000	22	0
	01/2019	SEK	308,000		33,939	0	(837)
	01/2019	SGD	13,115		9,500	0	(124)
	01/2019		$21,500	BRL	83,513	32	0
	01/2019		439	CAD	562	0	(28)
	01/2019		8,500	COP	25,691,250	0	(592)
	01/2019		454	EUR	396	0	0
	01/2019		36,430	GBP	27,625	0	(1,205)
	01/2019		12,100	HUF	3,398,890	37	0
	01/2019		14,700	IDR	213,738,000	124	0
	01/2019		648	JPY	73,000	18	0
	01/2019		3,700	KRW	4,128,238	8	0
	01/2019		37,263	NZD	54,900	0	(409)
	01/2019		13,015	PLN	49,116	111	0
	01/2019		130	TRY	713	3	0
	01/2019		2,900	TWD	89,337	24	0
	02/2019		146	ZAR	2,059	0	(4)
	02/2019	ZAR	15,356		$1,052	0	(11)
MYI	01/2019	AUD	1,545		1,091	3	0
	01/2019	ILS	15,075		4,000	0	(34)
	01/2019		$699	SEK	6,320	15	0
	02/2019	EUR	123		$140	0	(1)
RBC	01/2019	CAD	20,396		15,955	1,012	0
	01/2019	EUR	3,500		3,988	0	(25)
	01/2019	NZD	18,000		11,905	0	(178)
	01/2019		$345	PLN	1,303	3	0
RYL	03/2019		1,258	SGD	1,723	9	0
SCX	01/2019	CAD	8,000		$6,002	141	0
	01/2019	PLN	35,608		9,600	84	0
	01/2019	RON	82,276		20,300	51	0
	01/2019	SEK	82,941		9,381	16	0
	01/2019	SGD	7,578		5,500	0	(61)
	01/2019		$632	CAD	844	0	(13)
	01/2019		2,800	IDR	40,485,200	8	0
	01/2019		6,600	KRW	7,416,281	66	(5)
	01/2019		437	TRY	2,603	51	0
	01/2019		2,900	TWD	89,271	22	0
	02/2019	GBP	48		$63	1	0
	02/2019		$75	EUR	66	0	0
SOG	01/2019	GBP	2,063		$2,697	67	0
	03/2019	HUF	414,413		1,470	0	(15)
SSB	01/2019	CAD	3,700		2,756	45	0
	03/2019	SGD	1,537		1,125	0	(5)
UAG	02/2019		$491	ZAR	7,280	13	0

Total Forward Foreign Currency Contracts						$18,025	$(15,199)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.769	01/29/2019	AUD	10,000	$1	$0
BPS	Call - OTC EUR versus USD		1.210	01/18/2019	EUR	16,000	2	1
	Put - OTC USD versus CAD	CAD	1.220	01/02/2019		$27,000	3	0
	Put - OTC USD versus NOK	NOK	7.700	01/02/2019		23,000	2	0
HUS	Call - OTC AUD versus USD		$0.780	01/10/2019	AUD	13,800	1	0
	Call - OTC GBP versus USD		1.450	01/03/2019	GBP	10,300	1	0
	Put - OTC USD versus CAD	CAD	1.240	01/11/2019		$22,000	2	0
	Put - OTC USD versus CAD		1.260	01/25/2019		21,000	2	0

Total Purchased Options							$14	$1

Swap Agreements:

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$(7)	$0	$(7)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	147	217	0
BPS	Pay	1-Year ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(64)	0	(64)
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	201	201	0
CBK	Pay	1-Year ILS-TELBOR	0.850	Annual	03/21/2023	ILS	50,200	0	(130)	0	(130)
	Pay	1-Year ILS-TELBOR	1.373	Annual	09/07/2023		40,976	0	(60)	0	(60)
	Pay	1-Year ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	(37)	0	(37)
GLM	Receive	1-Year ILS-TELBOR	0.960	Annual	03/21/2023		107,200	0	123	123	0
	Receive	1-Year ILS-TELBOR	1.053	Annual	06/20/2023		7,370	0	10	10	0
HUS	Pay	1-Year ILS-TELBOR	0.805	Annual	03/21/2023		7,000	0	(22)	0	(22)
	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	(119)	0	(119)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	391	391	0

Total Swap Agreements								$70	$433	$942	$(439)

(h)

Securities with an aggregate market value of $2,752 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$95,583	$0	$95,583
Industrials	0	57,055	0	57,055
Utilities	0	15,685	0	15,685
U.S. Government Agencies	0	28,009	0	28,009
Non-Agency Mortgage-Backed Securities	0	1,597	0	1,597
Asset-Backed Securities	0	14,169	0	14,169
Sovereign Issues	0	24,064	0	24,064
Short-Term Instruments
Certificates of Deposit	0	1,001	0	1,001
Commercial Paper	0	3,248	0	3,248
Repurchase Agreements	0	100,882	0	100,882
U.S. Treasury Bills	0	19,408	0	19,408
	$0	$360,701	$0	$360,701

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,435	$0	$0	$138,435

Total Investments	$138,435	$360,701	$0	$499,136

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,579	1,611	0	3,190
Over the counter	0	18,968	0	18,968
	$1,579	$20,579	$0	$22,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,580)	(153)	0	(3,733)
Over the counter	0	(15,638)	0	(15,638)

	$(3,580)	$(15,791)	$0	$(19,371)

Total Financial Derivative Instruments	$(2,001)	$4,788	$0	$2,787

Totals	$136,434	$365,489	$0	$501,923

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO ABS and Short-Term Investments Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.4% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.6%
Ambac Assurance Corp.
5.100% due 06/07/2020	$43	$58
Ambac LSNI LLC
7.803% due 02/12/2023 •	187	187
Preferred Term Securities Ltd.
3.138% (US0003M + 0.350%) due 03/22/2038 ~	29,254	26,460
3.684% (US0003M + 0.860%) due 07/03/2033 ~	2,184	2,069

		28,774

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,140	1,202
Times Square Hotel Trust
8.528% due 08/01/2026	4,362	5,028
UAL Pass-Through Trust
6.636% due 01/02/2024	946	985

		7,215

Total Corporate Bonds & Notes (Cost $35,566)		35,989

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
3.496% (US0003M + 1.100%) due 04/01/2040 ~	482	487

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,230	3,172

Total Municipal Bonds & Notes (Cost $3,532)		3,659

U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
2.375% due 07/25/2037 •	1,932	1,900
2.500% due 02/01/2023	365	366
2.600% due 12/25/2021 •	1	1
2.615% due 05/01/2025 •	3	3
2.636% due 03/25/2036 •	33	32
2.746% due 08/25/2031 - 05/25/2032 •	126	122
2.855% due 09/17/2027 •	2	2
2.956% due 06/25/2021 - 02/25/2033 •	76	77
3.000% due 12/01/2026 - 11/01/2048	14,125	13,936
3.006% due 01/25/2020 - 03/25/2022 •	8	9
3.055% due 11/18/2031 •	2	2
3.056% due 12/25/2021 •	2	2
3.156% due 11/25/2031 •	39	40
3.166% due 02/01/2035 •	8	9
3.178% due 01/01/2035 •	7	7
3.206% due 04/25/2022 •	1	1
3.253% due 03/01/2044 - 10/01/2044 •	64	64
3.256% due 05/25/2022 •	4	4
3.356% due 10/25/2020 •	2	2
3.406% due 08/25/2023 •	7	7
3.453% due 11/01/2030 - 10/01/2040 •	38	38
3.464% due 03/01/2035 •	12	13
3.500% due 03/01/2040 - 07/01/2048	120,762	120,875
3.505% due 02/01/2035 •	9	10
3.506% due 12/25/2023 - 04/25/2032 •	14	15
3.559% due 12/01/2036 •	15	16
3.656% due 10/25/2022 - 09/25/2023 •	6	6
3.672% due 02/01/2033 •	139	143
3.720% due 03/01/2035 •	8	9
3.733% due 03/01/2033 •	1	1
3.750% due 12/25/2023 •	11	11
3.767% due 12/01/2035 •	13	13
3.810% due 05/01/2036 •	11	11

3.820% due 12/01/2036 •	16	17
3.875% due 10/01/2028 - 03/01/2029 •	11	12
3.913% due 09/01/2033 •	27	27
3.927% due 03/01/2032 •	23	24
3.943% due 03/01/2035 •	14	15
3.949% due 06/01/2033 •	10	10
3.955% due 01/01/2037 •	6	6
3.956% due 05/01/2034 •	31	32
3.963% due 05/01/2036 •	6	6
3.985% due 11/01/2035 •	2	2
4.000% due 04/01/2032 •	14	14
4.000% due 11/25/2033 - 10/01/2048	109,662	111,917
4.037% due 04/01/2033 •	10	10
4.065% due 07/01/2033 •	10	10
4.068% due 07/01/2035 •	16	17
4.075% due 08/01/2033 •	12	13
4.140% due 04/01/2036 •	4	4
4.229% due 07/01/2033 •	8	8
4.250% due 10/01/2027 •	1	1
4.255% due 03/01/2030 •	9	9
4.285% due 11/01/2034 •	14	14
4.289% due 09/01/2033 •	7	8
4.303% due 04/01/2034 •	2	3
4.324% due 12/01/2033 •	1	1
4.340% due 05/01/2031 - 05/01/2033 •	25	26
4.345% due 10/01/2031 •	5	5
4.355% due 06/01/2033 •	10	10
4.375% due 11/01/2034 •	3	3
4.385% due 08/01/2032 •	4	4
4.403% due 04/01/2036 •	16	16
4.410% due 09/01/2033 •	7	7
4.446% due 10/01/2034 •	6	6
4.500% due 09/01/2033 •	9	9
4.503% due 10/01/2032 •	13	14
4.538% due 11/01/2032 •	29	30
4.620% due 09/01/2030 •	18	18
4.625% due 09/01/2032 •	16	16
4.730% due 08/01/2035 •	16	17
4.775% due 01/01/2033 •	21	22
4.841% due 06/01/2033 •	73	76
5.000% due 06/25/2023 - 11/25/2032	439	498
5.500% due 01/01/2019 - 09/25/2035	1,594	1,962
6.500% due 06/25/2028	25	27
7.000% due 07/25/2042	5	6
7.500% due 08/25/2021 - 07/25/2022	12	13
8.500% due 09/01/2021 - 04/01/2032	69	74
13.094% due 08/25/2021 •	3	3
Fannie Mae, TBA
2.500% due 02/01/2034	20,000	19,527
3.000% due 01/01/2034 - 01/01/2049	38,000	37,807
3.500% due 01/01/2049 - 02/01/2049	136,000	135,952
4.000% due 01/01/2049 - 02/01/2049	65,605	66,852
Freddie Mac
0.707% due 12/25/2022 ~(a)	89,850	1,445
2.636% due 08/25/2031 •	69	69
2.686% due 10/25/2029 •	1	1
2.705% due 10/15/2032 •	8	8
2.780% due 10/15/2022 •	4	4
2.805% due 12/15/2029 •	11	11
2.905% due 12/15/2031 •	4	4
3.000% due 09/01/2046 - 09/01/2048	57,852	56,423
3.005% due 04/15/2022 - 08/15/2031 •	11	11
3.155% due 06/15/2022 •	2	2
3.156% due 02/25/2045 •	17	17
3.270% due 09/25/2023 ~	161	161
3.357% due 10/25/2044 •	2,619	2,636
3.405% due 02/15/2021 •	1	1
3.437% due 01/01/2035 •	10	11
3.487% due 01/01/2035 •	7	7
3.523% due 05/15/2023 •	10	10
3.547% due 02/01/2035 •	13	13
3.552% due 02/01/2035 •	4	4
3.555% due 05/15/2023 •	3	3
3.557% due 07/25/2044 •	583	606
3.701% due 02/01/2035 •	19	20
3.861% due 02/01/2036 •	14	15
3.924% due 03/01/2034 •	19	20
4.000% due 10/15/2033	45	46
4.002% due 02/01/2035 •	24	25
4.083% due 04/01/2032 •	77	78
4.086% due 09/01/2035 •	8	8
4.098% due 04/01/2033 •	2	2
4.105% due 04/01/2034 •	14	15
4.236% due 02/01/2026 •	1	1
4.276% due 11/01/2027 •	36	36
4.335% due 05/01/2026 •	8	8

4.346% due 09/01/2028 •	15	15
4.347% due 04/01/2035 •	141	143
4.404% due 03/01/2028 •	4	4
4.405% due 12/01/2033 •	44	47
4.473% due 01/01/2035 •	7	7
4.516% due 10/01/2034 •	17	17
4.517% due 09/01/2033 •	33	35
4.522% due 07/01/2037 •	7	7
4.537% due 08/01/2023 •	6	6
4.541% due 10/01/2033 •	2	2
4.590% due 09/01/2035 •	9	9
4.623% due 03/01/2032 •	36	37
4.708% due 11/01/2034 •	23	24
4.718% due 03/01/2030 •	8	8
4.740% due 11/01/2023 •	1	1
4.747% due 11/01/2034 •	25	27
5.000% due 02/15/2036	273	293
5.500% due 05/15/2036	21	22
5.823% due 08/01/2031 •	31	34
6.500% due 03/15/2021 - 07/25/2043	451	513
7.000% due 06/15/2029	11	12
7.500% due 02/15/2023 - 01/15/2031	8	9
8.000% due 03/15/2023	10	11
Ginnie Mae
2.764% due 02/20/2061 •	410	411
2.870% due 02/20/2029 •	1	1
3.000% due 11/20/2047	6,000	5,907
3.064% due 09/20/2063 •	3,723	3,755
3.125% (H15T1Y + 1.500%) due 10/20/2026 ~	17	17
3.125% due 12/20/2027 - 10/20/2033 •	31	32
3.375% (H15T1Y + 1.500%) due 01/20/2023 ~	2	2
3.375% due 01/20/2027 - 02/20/2030 •	45	47
3.625% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2021 ~	6	6
3.625% due 05/20/2030 - 05/20/2032 •	58	60
3.750% due 07/20/2029 - 09/20/2033 •	95	98
3.875% due 01/20/2034 •	12	12

Total U.S. Government Agencies (Cost $583,133)		586,279

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
2.125% due 08/15/2021 (d)(f)	38,000	37,659

Total U.S. Treasury Obligations (Cost $38,941)		37,659

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.6%
Adjustable Rate Mortgage Trust
3.046% due 11/25/2035 •	761	753
3.066% due 11/25/2035 •	1,298	1,260
4.256% due 04/25/2035 ~	157	158
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø	20,426	17,871
American Home Mortgage Investment Trust
4.886% due 06/25/2045 •	2,887	2,873
Ashford Hospitality Trust
3.755% due 05/15/2035 •	3,100	3,078
4.055% due 05/15/2035 •	2,300	2,278
5.205% due 05/15/2035 •	3,200	3,169
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,166	2,860
Banc of America Funding Trust
2.442% due 10/26/2036 ~	50,232	44,556
2.660% due 10/20/2036 •	5,758	5,094
4.409% due 10/20/2046 ^~	600	511
4.447% due 01/20/2047 ^~	15	14
4.732% due 09/20/2046 ^~	1,885	1,796
Banc of America Mortgage Trust
4.163% due 05/25/2033 ~	90	91
4.309% due 06/25/2035 ~	601	580
4.392% due 06/25/2034 ~	338	336
4.471% due 10/25/2035 ^~	609	607
4.669% due 11/25/2033 ~	23	23
4.774% due 12/25/2033 ~	84	84
Bancorp Commercial Mortgage Trust
3.250% due 08/15/2032 •	11,393	11,375
3.600% due 08/15/2032 •	11,000	10,995
4.000% due 08/15/2032 •	7,300	7,300
Barclays Commercial Mortgage Securities Trust
1.194% due 02/15/2033 ~(a)	82,400	1,088
3.155% due 02/15/2033 •	31,489	31,549
3.505% due 02/15/2033 •	11,200	11,125
3.705% due 02/15/2033 •	8,200	8,130
4.505% due 02/15/2033 •	5,550	5,500
5.555% due 02/15/2033 •	35,400	35,127

Barclays UBS Trust
2.892% due 06/05/2030	27,000	26,581
BCAP LLC Trust
4.501% due 06/26/2035 ~	923	918
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	39	38
3.123% due 05/25/2034 ~	58	53
3.845% due 04/25/2034 ~	84	85
3.887% due 02/25/2035 ~	842	809
3.961% due 05/25/2047 ^~	636	589
4.035% due 02/25/2033 ~	4	3
4.157% due 05/25/2033 ~	191	177
4.263% due 07/25/2034 ~	1	1
4.273% due 02/25/2036 ^~	192	192
4.380% due 08/25/2035 ~	1,863	1,847
4.543% due 11/25/2034 ~	323	319
4.750% due 10/25/2034 ~	77	74
4.835% due 01/25/2034 ~	53	54
Bear Stearns ALT-A Trust
3.867% due 08/25/2036 ^~	1,469	971
3.918% due 08/25/2036 ^~	1,511	1,333
3.949% due 04/25/2035 ~	82	82
3.975% due 01/25/2036 ^~	562	561
4.035% due 02/25/2036 ^~	4,210	3,667
4.161% due 07/25/2035 ~	18,135	16,661
4.244% due 11/25/2035 ^~	1,634	1,329
4.438% due 12/25/2033 ~	404	410
Bear Stearns Mortgage Securities, Inc.
4.256% due 06/25/2030 ~	9	10
Bear Stearns Structured Products, Inc. Trust
4.348% due 01/26/2036 ^~	1,022	925
5.425% due 12/26/2046 ^~	5,308	4,964
BellaVista Mortgage Trust
2.720% due 05/20/2045 •	3,639	2,680
3.246% due 02/25/2035 •	5,248	4,248
BX Trust
3.375% due 07/15/2034 •	16,439	16,297
BXP Trust
3.379% due 06/13/2039	18,200	17,821
Chase Mortgage Finance Trust
4.151% due 12/25/2035 ^~	1,603	1,539
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.761% due 01/25/2035 ~	565	540
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	21,305
3.285% due 12/15/2036 •	9,200	9,124
3.605% due 12/15/2036 •	1,800	1,784
Citigroup Global Markets Mortgage Securities, Inc.
3.006% due 05/25/2032 •	38	38
4.740% due 09/25/2033 ~	2	2
8.500% due 05/25/2032	142	141
Citigroup Mortgage Loan Trust
3.115% due 08/25/2035 ^•	246	231
4.380% due 08/25/2035 ~	395	395
4.490% due 05/25/2035 •	24	24
4.820% due 10/25/2035 •	34	34
4.990% due 11/25/2035 •	1,816	1,812
Citigroup Mortgage Loan Trust, Inc.
2.836% due 12/25/2034 •	261	251
3.890% due 09/25/2035 •	1,439	1,407
Community Program Loan Trust
4.500% due 04/01/2029	77	76
Core Industrial Trust
3.040% due 02/10/2034	9,961	9,933
3.292% due 02/10/2037	4,907	4,860
Countrywide Alternative Loan Trust
2.605% due 11/25/2035 •	5,155	3,359
2.650% due 02/20/2047 ^•	2,689	2,187
2.665% due 12/20/2046 ^•	12,202	10,779
2.666% due 07/25/2036 •	3,745	3,607
2.670% due 07/20/2046 ^•	946	722
2.680% due 03/20/2046 •	450	409
2.696% due 09/25/2046 ^•	568	523
2.706% due 06/25/2037 •	867	810
2.756% due 05/25/2035 •	165	144
2.776% due 02/25/2036 •	155	141
2.786% due 12/25/2035 •	588	568
2.790% due 11/20/2035 •	391	368
2.793% due 08/25/2035 ~	5,194	4,944
2.997% due 03/25/2047 ^•	4,951	4,128
3.006% due 05/25/2035 ^•	337	311
3.006% due 06/25/2035 •	2,451	2,363
3.085% due 11/25/2035 •	2,785	2,699
3.126% due 10/25/2035 •	2,060	1,831
3.146% due 07/25/2035 •	8,665	8,505
3.157% due 02/25/2036 •	1,005	922

3.166% due 10/25/2035 •	4,549	3,738
3.407% due 11/25/2047 ^•	8,332	7,165
3.537% due 11/25/2047 ^•	15,196	13,171
5.500% due 11/25/2035 ^	1,558	1,305
5.500% due 03/25/2036 ^	104	77
5.750% due 03/25/2037 ^•	443	377
6.250% due 12/25/2033	41	42
6.500% due 11/25/2031	96	100
Countrywide Home Loan Mortgage Pass-Through Trust
2.833% due 04/25/2035 ^~	75	21
3.086% due 04/25/2035 •	36	33
3.106% due 03/25/2035 •	35	32
3.146% due 03/25/2035 •	2,491	2,408
3.186% due 02/25/2035 •	92	90
3.206% due 02/25/2035 •	703	662
3.286% due 02/25/2035 •	131	127
3.426% due 09/25/2034 •	156	105
3.795% due 02/25/2034 ~	59	59
3.910% due 08/25/2034 ~	115	112
3.979% due 07/19/2033 ~	97	97
4.092% due 06/19/2031 ~	2	2
4.136% due 08/25/2034 ^~	819	799
4.225% due 02/20/2035 ~	307	309
4.227% due 05/19/2033 ~	11	12
4.592% due 02/20/2036 ^•	175	153
4.650% due 02/19/2034 ~	25	25
4.662% due 02/19/2034 ~	17	17
4.667% due 02/20/2036 ^•	216	197
6.000% due 11/25/2037 ^	199	169
Credit Suisse First Boston Mortgage Securities Corp.
2.885% due 03/25/2032 ~	117	112
3.425% due 12/25/2032 ^~	42	36
3.656% due 09/25/2034 ^•	1,370	1,354
3.884% due 06/25/2033 ~	329	329
4.139% due 12/25/2033 ~	291	292
5.750% due 04/25/2033	11	11
6.250% due 07/25/2035	433	458
7.000% due 02/25/2033	20	22
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	14	14
4.512% due 10/25/2033 ~	131	130
5.500% due 11/25/2035	264	250
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	439	423
Credit Suisse Mortgage Capital LLC
3.304% due 09/15/2037	10,000	9,927
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.686% due 01/25/2047 •	7,735	6,793
Downey Savings & Loan Association Mortgage Loan Trust
3.097% due 04/19/2047 •	686	679
First Horizon Alternative Mortgage Securities Trust
3.958% due 03/25/2035 ~	206	169
4.225% due 09/25/2034 ~	1,650	1,631
4.250% due 07/25/2035 ~	11,152	10,892
4.290% due 06/25/2034 ~	1,812	1,795
First Horizon Mortgage Pass-Through Trust
4.009% due 02/25/2035 ~	76	76
GMAC Mortgage Corp. Loan Trust
4.376% due 05/25/2035 ~	21	20
GreenPoint Mortgage Funding Trust
2.716% due 04/25/2036 •	277	258
2.776% due 07/25/2035 •	276	275
2.966% due 06/25/2045 •	19,403	17,918
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,552
GSMPS Mortgage Loan Trust
2.856% due 09/25/2035 •	26,216	23,536
2.856% due 01/25/2036 •	32,235	28,619
7.000% due 06/25/2043	565	624
8.000% due 09/19/2027 ~	264	261
GSR Mortgage Loan Trust
2.856% due 01/25/2034 •	9	9
3.941% due 04/25/2035 ~	692	697
4.354% due 01/25/2036 ^~	353	350
4.494% due 09/25/2035 ~	188	194
4.545% due 04/25/2035 ~	1,098	1,088
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
2.650% due 07/19/2046 ^•	2,583	1,985
2.660% due 02/19/2046 •	417	409
2.710% due 03/19/2036 ^•	346	318
2.910% due 05/19/2035 •	257	249
2.929% due 06/19/2045 ^•	305	197
2.950% due 06/19/2035 •	13,445	13,310
3.170% due 01/19/2035 •	34	31
4.076% due 11/19/2034 ~	13	13

4.526% due 08/19/2034 ~	162	160
4.714% due 12/19/2035 ^~	16	16
Impac CMB Trust
3.406% due 10/25/2033 •	27	27
Impac Secured Assets Trust
2.856% due 05/25/2036 •	97	96
2.936% due 08/25/2036 •	327	319
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~	10	9
IndyMac Mortgage Loan Trust
2.626% due 07/25/2036 •	21,819	19,901
2.696% due 09/25/2046 •	660	590
2.736% due 07/25/2046 •	24,265	22,742
2.806% due 06/25/2037 ^•	148	90
2.986% due 04/25/2035 •	172	165
3.066% due 03/25/2035 •	90	89
3.146% due 02/25/2035 •	1,607	1,587
3.146% due 07/25/2045 •	52	51
3.306% due 11/25/2034 •	4,463	4,198
3.610% due 06/25/2036 ~	2,412	1,879
3.627% due 06/25/2036 ~	1,465	1,403
3.726% due 09/25/2034 •	136	125
3.852% due 02/25/2036 ~	6,149	5,422
InTown Hotel Portfolio Trust
3.155% due 01/15/2033 •	4,600	4,567
3.505% due 01/15/2033 •	2,600	2,581
3.705% due 01/15/2033 •	2,900	2,875
4.505% due 01/15/2033 •	8,100	8,036
JPMorgan Alternative Loan Trust
2.822% due 06/27/2037 •	2,978	2,655
3.736% due 10/25/2036 ~	6,782	6,344
9.170% due 06/27/2037 ~	14,869	11,110
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	10,861
3.217% due 07/15/2034 •	28,540	28,270
3.305% due 10/15/2032 •	5,438	5,437
3.555% due 10/15/2032 •	3,500	3,499
3.855% due 10/15/2032 •	3,600	3,601
4.595% due 10/15/2032 •	5,540	5,529
JPMorgan Mortgage Trust
4.040% due 06/25/2035 ~	131	121
4.107% due 10/25/2035 ^~	65	57
4.187% due 04/25/2035 ~	70	70
4.214% due 07/25/2035 ~	3,087	3,123
4.444% due 10/25/2035 ~	192	181
5.000% due 07/25/2036	582	529
Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •	30,819	30,699
3.705% due 09/15/2034 •	8,800	8,748
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	361	300
Lehman XS Trust
2.736% due 04/25/2046 ^•	1,097	1,075
MASTR Adjustable Rate Mortgages Trust
2.836% due 12/25/2034 •	701	616
4.075% due 07/25/2035 ~	15,609	11,630
4.162% due 12/25/2033 ~	110	109
4.874% due 01/25/2034 ~	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	88	88
Merrill Lynch Mortgage Investors Trust
2.986% due 08/25/2035 •	12,000	11,129
3.126% due 08/25/2028 •	11	10
3.146% due 10/25/2028 •	128	127
3.246% due 03/25/2028 •	19	18
4.036% due 01/25/2029 ~	2	2
4.121% due 04/25/2035 ~	21	20
4.558% due 08/25/2033 ~	143	20
4.674% due 11/25/2035 •	8,544	8,660
Morgan Stanley Mortgage Loan Trust
2.766% due 03/25/2036 •	2,564	2,065
4.369% due 10/25/2034 ~	69	69
Motel 6 Trust
3.375% due 08/15/2034 •	19,616	19,315
3.645% due 08/15/2034 •	17,128	16,850
4.605% due 08/15/2034 •	1,722	1,701
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	576	553
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034 Ø	6,871	6,503
RBS Acceptance, Inc.
5.146% due 06/25/2024 ~	8	8
RBSSP Resecuritization Trust
4.065% due 12/26/2037 •	1,366	1,392
Residential Accredit Loans, Inc. Trust
2.696% due 04/25/2046 •	1,184	1,107

2.706% due 10/25/2046 •	21,471	20,459
2.716% due 06/25/2037 •	263	231
4.696% due 09/25/2034 ~	8	8
6.000% due 12/25/2035	6,716	6,453
6.500% due 10/25/2036 ^	2,902	2,695
Residential Asset Securitization Trust
2.956% due 02/25/2034 •	40	37
2.956% due 04/25/2035 ^•	808	636
6.250% due 08/25/2036	3,140	2,759
6.500% due 04/25/2037 ^	4,812	2,418
Residential Funding Mortgage Securities, Inc. Trust
4.151% due 06/25/2035 ~	486	487
4.875% due 02/25/2036 ^~	91	83
RiverView HECM Trust
3.120% due 05/25/2047 «•	24,084	21,977
SACO, Inc.
7.000% due 08/25/2036	7	7
Sequoia Mortgage Trust
2.930% due 02/20/2035 •	105	104
3.090% due 11/20/2034 •	43	43
3.127% due 02/20/2034 •	189	181
3.170% due 10/19/2026 •	46	46
3.214% due 05/20/2034 •	477	473
3.230% due 10/20/2027 •	10	10
3.270% due 10/20/2027 •	28	28
3.734% due 06/20/2034 ~	103	101
3.766% due 01/20/2047 ^~	876	705
3.830% due 10/20/2027 •	349	343
3.860% due 08/20/2034 ~	111	112
4.020% due 09/20/2032 ~	31	30
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,955
Stonemont Portfolio Trust
3.320% due 08/20/2030 •	5,977	5,974
3.570% due 08/20/2030 •	2,450	2,448
Structured Adjustable Rate Mortgage Loan Trust
2.846% due 08/25/2035 •	289	288
3.241% due 06/25/2034 •	527	508
3.557% due 01/25/2035 ^•	647	612
3.557% due 05/25/2035 ^•	820	688
4.232% due 02/25/2034 ~	95	93
4.369% due 04/25/2034 ~	76	76
4.528% due 02/25/2036 ^~	784	739
Structured Asset Mortgage Investments Trust
2.786% due 02/25/2036 ^•	316	299
2.816% due 12/25/2035 ^•	4,492	4,339
3.046% due 08/25/2035 •	5,246	5,080
3.070% due 07/19/2034 •	905	816
3.170% due 03/19/2034 •	251	239
3.310% due 10/19/2033 •	76	71
Structured Asset Mortgage Investments, Inc.
0.988% due 05/02/2030 ~	72	10
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,382	1,152
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.254% due 06/25/2033 ~	233	232
4.845% due 07/25/2032 ~	6	5
Tharaldson Hotel Portfolio Trust
3.133% due 11/11/2034 •	12,118	12,041
3.483% due 11/11/2034 •	22,938	22,770
3.733% due 11/11/2034 •	11,426	11,322
4.383% due 11/11/2034 •	19,129	18,862
Wachovia Bank Commercial Mortgage Trust
0.854% due 10/15/2041 ~(a)	2,413	0
Wachovia Mortgage Loan Trust LLC
4.677% due 10/20/2035 ~	428	398
Waldorf Astoria Boca Raton Trust
4.505% due 06/15/2029 •	8,400	8,373
WaMu Mortgage Pass-Through Certificates Trust
2.014% due 11/25/2041 ~	5	5
2.579% due 08/25/2046 •	5,566	5,417
2.766% due 11/25/2045 •	4,151	4,119
2.776% due 12/25/2045 •	4,342	4,308
2.876% due 05/25/2034 •	29,372	26,805
2.926% due 06/25/2044 •	3,271	3,190
2.997% due 11/25/2046 •	23,373	21,390
3.006% due 07/25/2044 •	39	39
3.086% due 07/25/2045 •	339	336
3.157% due 08/25/2046 •	14,735	13,810
3.246% due 11/25/2034 •	233	230
3.286% due 10/25/2044 •	677	679
3.500% due 03/25/2033 ~	179	181
3.557% due 06/25/2042 •	217	210
3.557% due 08/25/2042 •	289	286
3.958% due 06/25/2034 ~	83	84
4.239% due 08/25/2033 ~	15	15
4.730% due 01/25/2033 ~	1,817	1,859

WaMu Mortgage-Backed Pass-Through Certificates
3.294% due 12/19/2039 ~	223	215
Washington Mutual Mortgage Pass-Through Certificates Trust
2.987% due 11/25/2046 •	14,865	13,537
3.156% due 10/25/2035 •	779	666
3.686% due 02/25/2033 ~	10	9
4.094% due 11/25/2030 ~	30	31
4.217% due 12/25/2032 ~	225	225
5.750% due 03/25/2033	113	118
Wells Fargo Commercial Mortgage Trust
3.282% due 12/13/2031 •	21,320	21,245
3.532% due 12/13/2031 •	17,700	17,599
4.277% due 12/13/2031 •	1,242	1,226
Wells Fargo Mortgage Loan Trust
3.964% due 09/27/2036 ~	2,445	2,258
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	264	236
4.048% due 03/25/2036 ^~	1,488	1,485
4.434% due 07/25/2036 ^~	255	255
4.474% due 05/25/2035 ~	105	105
4.607% due 03/25/2036 ~	2,601	2,632
4.686% due 11/25/2033 ~	53	54
4.863% due 12/25/2036 ^~	148	139
4.990% due 03/25/2036 ~	95	93
6.000% due 08/25/2037 ^	260	251

Total Non-Agency Mortgage-Backed Securities (Cost $1,129,387)		1,168,695

ASSET-BACKED SECURITIES 46.5%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 Ø	907	697
Accredited Mortgage Loan Trust
2.636% due 02/25/2037 •	2,337	2,338
3.586% due 04/25/2035 •	1,570	1,583
ACE Securities Corp. Home Equity Loan Trust
3.556% due 12/25/2033 •	434	430
3.556% due 07/25/2034 •	122	122
AFC Home Equity Loan Trust
2.915% due 06/25/2028 •	328	317
3.176% due 04/25/2028 •	17	17
American Credit Acceptance Receivables Trust
2.920% due 08/12/2021	2,288	2,284
American Home Mortgage Investment Trust
2.866% due 08/25/2035 •	7	5
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.376% due 10/25/2035 •	14,780	14,497
3.421% due 01/25/2035 •	793	791
3.556% due 11/25/2034 •	7,513	7,492
3.616% due 03/25/2035 •	6,305	6,264
3.856% due 02/25/2033 •	911	912
Amortizing Residential Collateral Trust
3.206% due 08/25/2032 •	10	10
3.506% due 10/25/2034 •	3,842	3,837
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.001% due 06/25/2028 •	17	16
Arbor Realty Commercial Real Estate Notes Ltd.
3.755% due 04/15/2027 •	6,100	6,114
Ares CLO Ltd.
3.639% due 04/17/2026 •	641	641
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.846% due 11/25/2035 •	499	499
2.996% due 10/25/2035 •	1,000	994
3.556% due 10/25/2033 •	324	325
3.556% due 11/25/2034 •	1,943	1,961
4.622% due 01/25/2034 •	2,076	2,039
Asset-Backed Funding Certificates Trust
2.646% due 11/25/2036 •	11,799	8,743
3.186% due 04/25/2033 •	678	668
3.526% due 03/25/2032 •	514	513
Asset-Backed Securities Corp. Home Equity Loan Trust
2.975% due 06/15/2031 •	113	104
3.451% due 09/25/2034 •	448	452
3.805% due 04/15/2033 •	48	47
B2R Mortgage Trust
2.567% due 06/15/2049	13,124	12,881
Bank of The West Auto Trust
1.780% due 02/15/2021	9,081	9,044
Bear Stearns Asset-Backed Securities Trust
2.222% due 09/25/2034 •	81	78
2.656% due 07/25/2036 •	10,602	10,509
2.666% due 08/25/2036 •	863	1,021
2.756% due 07/25/2036 •	26,337	22,643
2.996% due 06/25/2036 •	71	71
3.106% due 02/25/2036 •	851	854

3.166% due 10/25/2032 •	23	23
3.206% due 11/25/2035 ^•	1,632	1,318
3.306% due 10/27/2032 •	20	20
3.406% due 12/25/2033 •	321	319
3.466% due 04/25/2035 •	1,864	1,868
3.506% due 10/25/2037 •	5,397	3,802
3.506% due 11/25/2042 •	147	147
3.686% due 06/25/2043 •	516	518
3.706% due 10/25/2032 •	72	73
3.706% due 10/25/2034 •	86	86
3.756% due 08/25/2037 •	5,221	5,176
4.006% due 11/25/2042 •	90	92
4.156% due 11/25/2042 •	757	735
4.240% due 07/25/2036 ~	482	309
5.500% due 01/25/2034 Ø	36	36
5.500% due 12/25/2035	90	80
5.750% due 10/25/2033 Ø	340	349
6.000% due 06/25/2034 Ø	481	480
Bear Stearns Second Lien Trust
3.706% due 01/25/2036 •	3,819	3,753
Bowman Park CLO Ltd.
3.857% due 11/23/2025 •	33,600	33,568
Business Jet Securities LLC
4.447% due 06/15/2033	1,175	1,189
CDC Mortgage Capital Trust
3.126% due 01/25/2033 •	18	18
3.556% due 01/25/2033 •	267	265
Centex Home Equity Loan Trust
3.196% due 09/25/2034 •	110	109
3.226% due 06/25/2034 •	474	466
5.660% due 09/25/2034 Ø	666	685
Chase Funding Trust
3.086% due 11/25/2034 •	2	2
3.406% due 05/25/2033 •	5,823	5,534
4.537% due 09/25/2032	1	1
CIT Group Home Equity Loan Trust
3.481% due 12/25/2031 •	177	176
Citigroup Mortgage Loan Trust
2.586% due 01/25/2037 •	176	124
2.956% due 11/25/2045 •	4,625	4,571
Citigroup Mortgage Loan Trust, Inc.
2.776% due 06/25/2037 •	8,198	7,216
3.451% due 08/25/2035 •	2,584	2,541
5.550% due 08/25/2035 Ø	452	442
5.629% due 08/25/2035 Ø	2,512	2,455
College Avenue Student Loans LLC
3.706% due 12/26/2047 •	9,341	9,318
4.130% due 12/26/2047	12,747	12,954
Conseco Finance Corp.
6.220% due 03/01/2030	534	561
6.240% due 12/01/2028	15	16
6.760% due 03/01/2030 ~	46	48
6.810% due 12/01/2028 ~	293	299
6.870% due 04/01/2030 ~	8	9
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	24,258	14,134
Countrywide Asset-Backed Certificates
2.656% due 01/25/2037 •	26,981	26,143
2.676% due 06/25/2037 •	4,285	4,277
2.685% due 04/25/2036 •	414	409
2.696% due 11/25/2037 •	807	798
2.756% due 01/25/2037 •	8,725	8,369
2.776% due 09/25/2036 •	3,468	3,434
2.966% due 04/25/2036 •	6,475	5,514
3.106% due 11/25/2033 •	9	9
3.126% due 09/25/2033 •	2,337	2,290
3.206% due 11/25/2035 •	258	259
3.275% due 12/25/2035 •	6,500	6,233
3.306% due 03/25/2033 •	524	518
3.376% due 04/25/2034 •	1,043	1,035
3.406% due 05/25/2032 •	166	163
3.506% due 09/25/2032 •	188	181
3.556% due 08/25/2035 •	2,573	2,594
5.125% due 12/25/2034 ~	3,873	3,863
5.138% due 01/25/2034 ~	36	37
Countrywide Asset-Backed Certificates Trust
2.646% due 03/25/2047 •	5,192	5,142
2.656% due 09/25/2046 •	25,502	25,279
2.756% due 04/25/2046 ^•	15,517	15,050
2.966% due 09/25/2034 •	6	6
2.986% due 05/25/2036 •	50,400	46,655
2.996% due 02/25/2036 •	3,166	3,172
3.036% due 02/25/2036 •	4,696	4,665
3.236% due 04/25/2036 ^•	5,500	5,383
3.246% due 12/25/2034 •	27	27
3.286% due 11/25/2034 •	631	632
3.481% due 10/25/2034 •	1,622	1,610
6.047% due 05/25/2036 ^Ø	327	320

Credit Suisse First Boston Mortgage Securities Corp.
2.866% due 05/25/2044 •	23	23
3.126% due 01/25/2032 •	11	11
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 Ø	370	369
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •	16,055	16,041
CWHEQ Revolving Home Equity Loan Trust
2.645% due 04/15/2032 •	3,713	3,651
Drive Auto Receivables Trust
2.780% due 10/15/2020	3,300	3,297
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	43,200	42,890
EFS Volunteer LLC
3.386% due 07/26/2027 •	107	107
EMC Mortgage Loan Trust
2.956% due 12/25/2042 •	37	37
4.006% due 08/25/2040 •	280	275
Encore Credit Receivables Trust
3.436% due 11/25/2035 •	10,000	9,734
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 Ø	257	264
Equity One Mortgage Pass-Through Trust
3.006% due 07/25/2034 •	63	59
3.106% due 04/25/2034 •	1,105	1,000
3.186% due 07/25/2034 •	4	3
Exeter Automobile Receivables Trust
2.210% due 05/17/2021	10,459	10,442
First Franklin Mortgage Loan Trust
2.616% due 12/25/2037 •	1,120	965
2.986% due 12/25/2035 •	2,783	2,788
First NLC Trust
2.646% due 08/25/2037 •	36,173	21,617
2.786% due 08/25/2037 •	1,976	1,199
Flagship Credit Auto Trust
3.410% due 05/15/2023	24,666	24,701
Flatiron CLO Ltd.
3.609% due 01/17/2026 •	23,969	23,953
Fremont Home Loan Trust
2.641% due 10/25/2036 •	51,917	48,518
GSAMP Trust
2.806% due 10/25/2036 ^•	5,446	468
3.241% due 09/25/2035 ^•	22,118	21,865
3.331% due 03/25/2034 •	970	958
3.481% due 08/25/2033 •	9	8
Hertz Fleet Lease Funding LP
3.487% due 04/10/2030 •	10,740	10,747
Home Equity Asset Trust
3.106% due 11/25/2032 •	1	1
3.301% due 07/25/2034 •	317	315
3.421% due 03/25/2035 •	6,691	6,627
3.426% due 02/25/2033 •	1	1
Home Equity Loan Trust
2.696% due 04/25/2037 •	4,910	4,592
Home Equity Mortgage Loan Asset-Backed Trust
2.666% due 07/25/2037 •	115	72
2.706% due 03/25/2036 •	10,067	9,907
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^Ø	59	54
5.821% due 04/25/2035 Ø	52	52
HSI Asset Loan Obligation Trust
2.375% due 12/25/2036 •	12	5
HSI Asset Securitization Corp. Trust
2.866% due 12/25/2035 •	6,910	6,851
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	16,912	16,878
IMC Home Equity Loan Trust
7.310% due 11/20/2028	19	19
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
4.531% due 07/25/2034 •	529	529
IXIS Real Estate Capital Trust
2.606% due 01/25/2037 •	13,787	6,623
2.736% due 01/25/2037 •	50,363	25,321
Jamestown CLO Ltd.
3.669% due 01/17/2027 •	6,919	6,914
JPMorgan Mortgage Acquisition Corp.
3.156% due 12/25/2035 •	5,000	4,646
JPMorgan Mortgage Acquisition Trust
2.586% due 08/25/2036 •	2	1
2.616% due 08/25/2036 •	959	717
LA Arena Funding LLC
7.656% due 12/15/2026	582	623
Lehman XS Trust
2.656% due 04/25/2037 ^•	23	22

Long Beach Mortgage Loan Trust
2.656% due 05/25/2036 •	20,402	13,619
2.666% due 11/25/2036 •	3,698	1,561
3.361% due 07/25/2034 •	181	180
3.556% due 10/25/2034 •	78	76
3.556% due 06/25/2035 •	150	149
3.931% due 03/25/2032 •	200	198
Madison Park Funding Ltd.
3.729% due 07/20/2026 •	4,268	4,272
Marlette Funding Trust
3.060% due 07/17/2028	6,824	6,814
Massachusetts Educational Financing Authority
3.440% due 04/25/2038 •	495	496
MASTR Asset-Backed Securities Trust
2.636% due 08/25/2036 •	16,199	10,701
3.256% due 12/25/2034 ^•	1,039	1,042
3.331% due 10/25/2034 •	973	975
MASTR Specialized Loan Trust
3.356% due 05/25/2037 •	495	30
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	13,320	13,292
Merrill Lynch First Franklin Mortgage Loan Trust
4.006% due 10/25/2037 •	303	304
Merrill Lynch Mortgage Investors Trust
2.566% due 10/25/2037 ^•	322	131
2.586% due 09/25/2037 •	100	57
2.596% due 06/25/2037 •	787	313
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,722	1,857
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 05/25/2037 •	135	119
2.606% due 11/25/2036 •	10,659	6,704
2.636% due 01/25/2037 •	69,261	35,266
2.656% due 06/25/2036 •	910	765
2.746% due 06/25/2036 •	10,135	8,405
2.836% due 03/25/2036 •	19,326	12,061
2.846% due 03/25/2037 •	26,103	13,921
4.506% due 07/25/2037 ^•	340	39
4.906% due 08/25/2034 •	132	133
Morgan Stanley Dean Witter Capital, Inc. Trust
3.856% due 02/25/2033 •	88	89
4.981% due 01/25/2032 •	259	256
Morgan Stanley Mortgage Loan Trust
2.826% due 11/25/2036 •	717	209
National Collegiate Student Loan Trust
2.776% due 03/26/2029 •	18,072	17,893
Navient Private Education Loan Trust
2.650% due 12/15/2028	4,824	4,757
2.855% due 12/16/2058 •	14,492	14,490
3.910% due 12/15/2045	7,745	7,875
Navient Student Loan Trust
3.356% due 06/25/2065 •	7,091	7,124
3.556% due 12/27/2066 •	12,740	12,756
Nelnet Student Loan Trust
3.306% due 09/25/2065 •	24,171	24,400
New Century Home Equity Loan Trust
2.686% due 05/25/2036 •	299	281
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.126% due 01/25/2036 •	377	441
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.836% due 03/25/2036 •	7,620	6,755
North Carolina State Education Assistance Authority
3.290% due 07/25/2036 •	4,400	4,441
NovaStar Mortgage Funding Trust
2.606% due 03/25/2037 •	13	6
3.286% due 05/25/2033 •	2	2
Oaktree CLO Ltd.
3.689% due 10/20/2026 •	26,200	26,196
Ocean Trails CLO
3.518% due 08/13/2025 •	9,004	8,983
Option One Mortgage Loan Trust
3.286% due 02/25/2035 •	804	780
3.301% due 05/25/2034 •	18	18
3.306% due 02/25/2035 •	1	1
Option One Mortgage Loan Trust Asset-Backed Certificates
2.970% due 08/20/2030 •	3	3
OSCAR U.S. Funding Trust LLC
2.877% due 04/12/2021 •	14,959	14,973
2.910% due 04/12/2021	5,298	5,290
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.241% due 03/25/2035 •	1,964	1,972
3.481% due 10/25/2034 •	350	351
3.556% due 10/25/2034 •	11,119	11,244
Popular ABS Mortgage Pass-Through Trust
2.966% due 09/25/2035 ^•	2,853	2,855
3.838% due 01/25/2036 ^Ø	208	190

Prestige Auto Receivables Trust
1.800% due 11/16/2020	4,552	4,546
2.528% due 10/15/2019	6,404	6,402
2.970% due 12/15/2021	35,600	35,506
RAAC Trust
2.846% due 02/25/2036 •	6,875	6,849
2.906% due 06/25/2047 •	3,675	3,672
2.986% due 03/25/2037 •	1,721	1,724
3.706% due 09/25/2047 •	5,388	5,424
5.006% due 12/25/2035 •	1,447	1,490
Renaissance Home Equity Loan Trust
3.606% due 09/25/2037 •	705	380
3.706% due 08/25/2032 •	1,327	1,312
3.746% due 03/25/2033 •	13	13
4.934% due 08/25/2035 Ø	97	99
Residential Asset Mortgage Products Trust
2.806% due 05/25/2036 ^•	24,644	23,415
Residential Asset Securities Corp. Trust
2.656% due 01/25/2037 •	5,417	5,365
2.756% due 04/25/2037 •	12,694	12,568
2.766% due 07/25/2036 •	11,032	10,783
2.776% due 05/25/2037 •	3,001	2,981
2.936% due 01/25/2036 •	15,400	13,302
3.086% due 06/25/2033 •	855	786
3.151% due 03/25/2035 •	1,857	1,857
3.301% due 01/25/2035 •	36	36
5.120% due 12/25/2033 ~	284	291
SACO Trust
2.866% due 05/25/2036 •	611	599
3.026% due 06/25/2036 ^•	118	111
SACO, Inc.
3.256% due 07/25/2035 •	53	52
Salomon Mortgage Loan Trust
3.215% due 11/25/2033 •	358	358
Saxon Asset Securities Trust
2.815% due 03/25/2032 •	180	179
2.816% due 09/25/2047 •	2,070	1,998
2.855% due 03/25/2035 •	685	642
4.256% due 12/25/2037 •	19,665	19,623
Securitized Asset-Backed Receivables LLC Trust
2.556% due 10/25/2036 ^•	884	382
2.656% due 12/25/2036 •	27,825	16,145
Security National Mortgage Loan Trust
3.156% due 11/25/2034 •	284	282
SG Mortgage Securities Trust
2.636% due 07/25/2036 •	61,290	35,120
SLC Student Loan Trust
2.898% due 03/15/2027 •	9,376	9,373
3.552% due 11/25/2042 •	2,795	2,827
3.688% due 06/15/2021 •	5,185	5,210
SLM Private Credit Student Loan Trust
3.338% due 12/16/2030 •	8,982	8,980
SLM Private Education Loan Trust
2.500% due 03/15/2047	17,750	17,663
4.540% due 10/17/2044	4,301	4,330
4.705% due 06/16/2042 •	22,605	23,042
SLM Student Loan Trust
2.530% due 04/25/2019 •	5,656	5,648
2.600% due 01/27/2025 •	7,409	7,381
2.990% due 04/25/2024 •	11,309	11,327
3.390% due 07/25/2023 •	15,546	15,577
3.988% due 12/15/2033 •	28,744	28,936
3.990% due 04/25/2023 •	35,837	36,493
4.190% due 07/25/2023 •	20,112	20,449
SMB Private Education Loan Trust
2.490% due 06/15/2027	10,727	10,583
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	20,199	20,151
3.200% due 08/25/2027	601	600
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	15,617	15,495
1.720% due 09/25/2040	15,798	15,688
1.750% due 07/25/2040	10,701	10,617
1.830% due 05/25/2040	5,582	5,555
1.860% due 11/26/2040	27,064	26,729
2.630% due 07/25/2040	46,000	44,653
2.740% due 05/25/2040	39,000	38,345
SoFi Professional Loan Program Trust
3.120% due 02/25/2048	3,116	3,117
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	3,000	2,986
Soundview Home Loan Trust
2.676% due 07/25/2037 •	49,181	41,804
2.676% due 08/25/2037 •	38,709	35,246
3.406% due 10/25/2037 •	105,846	88,137
3.506% due 09/25/2037 •	2,677	2,055
3.806% due 11/25/2033 •	43	44

South Carolina Student Loan Corp.
3.738% due 09/03/2024 •	439	441
Specialty Underwriting & Residential Finance Trust
3.406% due 06/25/2036 •	16,022	14,746
3.706% due 10/25/2035 •	95	88
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	36,874
Structured Asset Investment Loan Trust
3.166% due 04/25/2035 •	6,655	6,664
3.271% due 08/25/2035 •	1,500	1,459
3.481% due 09/25/2034 •	80	78
3.781% due 12/25/2034 •	813	801
3.931% due 04/25/2034 •	31	31
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	54	54
Symphony CLO Ltd.
3.186% due 01/15/2024 •	1,552	1,553
Tralee CLO Ltd.
3.499% due 10/20/2027 •	37,700	37,544
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,215
2.916% due 09/17/2034	8,700	8,407
3.215% due 09/17/2034	1,200	1,164
TruPS Financials Note Securitization Ltd.
4.362% due 09/20/2039 •	31,075	30,842
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	330	324
Utah State Board of Regents
3.256% due 01/25/2057 •	12,621	12,609
Venture CLO Ltd.
3.316% due 07/15/2027 •	15,400	15,250
Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •	104	51
Wells Fargo Home Equity Asset-Backed Securities Trust
4.081% due 02/25/2035 •	3,500	3,508
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
3.136% due 04/25/2034 •	71	67
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	28,959	28,881

Total Asset-Backed Securities (Cost $2,009,105)		2,042,620

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.0%		799

SHORT-TERM NOTES 0.1%
Drive Auto Receivables Trust
2.451% due 09/16/2019	3,951	3,950

Total Short-Term Instruments (Cost $4,750)		4,749

Total Investments in Securities (Cost $3,804,414)		3,879,650

	SHARES
INVESTMENTS IN AFFILIATES 17.5%
SHORT-TERM INSTRUMENTS 17.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.5%
PIMCO Short-Term Floating NAV Portfolio III	77,911,014	770,072

Total Short-Term Instruments (Cost $769,975)		770,072

Total Investments in Affiliates (Cost $769,975)		770,072

Total Investments 105.9% (Cost $4,574,389)		$4,649,722
Financial Derivative Instruments (c)(e) (0.1)% (Cost or Premiums, net $(17,657))		(5,882)
Other Assets and Liabilities, net (5.8)%		(253,072)

Net Assets 100.0%		$4,390,768

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$799	U.S. Treasury Notes 2.875% due 09/30/2023	$(817)	$799	$799

Total Repurchase Agreements						$(817)	$799	$799

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Ginnie Mae, TBA	3.000%	01/01/2049	$6,000	$(5,826)	$(5,904)

Total Short Sales (0.1)%				$(5,826)	$(5,904)

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	809	$171,761	$1,181	$114	$0

Total Futures Contracts				$1,181	$114	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$42,500	$434	$606	$1,040	$0	$(74)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	842	6,937	0	(339)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	38	1,217	0	(45)

Total Swap Agreements						$7,708	$1,486	$9,194	$0	$(458)

(d)

Securities with an aggregate market value of $3,858 and cash of $3,437 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	1,710	0	16	16	0

						$0	$35	$35	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	Monthly	07/25/2033	$81	$0	$5	$5	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	205	(70)	72	2	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	1,710	0	(8)	0	(8)
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	107	0	(40)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	1	(1)	1	0	0

						$(218)	$177	$7	$(48)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$23,690	$(5,306)	$3,591	$0	$(1,715)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	135	(54)	16	0	(38)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	(299)	0	(585)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	26,310	(602)	766	164	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,255)	1,442	187	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,202)	1,052	0	(1,150)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,072	6	1	7	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,805	(404)	465	61	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	74	3	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	4,774	0	(297)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	31	0	(42)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,362	(528)	679	151	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,423	147	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	236	0	(1,808)
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,361	(528)	680	152	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(871)	1,013	142	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	641	0	(614)

						$(25,147)	$19,615	$1,014	$(6,546)

Total Swap Agreements						$(25,365)	$19,827	$1,056	$(6,594)

(f)

Securities with an aggregate market value of $6,038 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,774	$0	$28,774
Industrials	0	7,215	0	7,215
Municipal Bonds & Notes
Texas	0	487	0	487
West Virginia	0	3,172	0	3,172
U.S. Government Agencies	0	586,279	0	586,279
U.S. Treasury Obligations	0	37,659	0	37,659
Non-Agency Mortgage-Backed Securities	0	1,146,718	21,977	1,168,695
Asset-Backed Securities	0	2,042,620	0	2,042,620
Short-Term Instruments
Repurchase Agreements	0	799	0	799
Short-Term Notes	0	3,950	0	3,950
	$0	$3,857,673	$21,977	$3,879,650

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$770,072	$0	$0	$770,072

Total Investments	$770,072	$3,857,673	$21,977	$4,649,722

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,904)	$0	$(5,904)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	114	0	0	114
Over the counter	0	1,056	0	1,056
	$114	$1,056	$0	$1,170

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(458)	0	(458)
Over the counter	0	(6,594)	0	(6,594)

	$0	$(7,052)	$0	$(7,052)

Total Financial Derivative Instruments	$114	$(5,996)	$0	$(5,882)

Totals	$770,186	$3,845,773	$21,977	$4,637,936

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO EM Bond and Short-Term Investments Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 61.5% ¤
ARGENTINA 8.9%
SOVEREIGN ISSUES 8.9%
Argentina Government International Bond
4.000% due 03/06/2020	ARS	104,960	$3,430
6.250% due 04/22/2019		$12,300	12,428
6.875% due 04/22/2021		10,000	9,073
41.328% (BADLARPP) due 10/04/2022 ~	ARS	42,000	1,768
50.225% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		363,000	9,296
50.950% (BADLARPP + 2.500%) due 03/11/2019 ~(a)		770	20
59.257% (ARLLMONP) due 06/21/2020 ~(a)		40,670	1,163
Provincia de Buenos Aires
53.677% due 04/12/2025 •(a)		60,500	1,377

Total Argentina (Cost $55,847)			38,555

BERMUDA 1.2%
CORPORATE BONDS & NOTES 1.2%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,106

Total Bermuda (Cost $5,062)			5,106

BRAZIL 6.7%
CORPORATE BONDS & NOTES 5.8%
Braskem Netherlands Finance BV
4.500% due 01/10/2028		$5,000	4,640
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,011
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,029
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/30/2019 (d)(f)		1,265	22
0.000% due 01/31/2019 (d)(f)		1,886	34
Petrobras Global Finance BV
4.576% (US0003M + 2.140%) due 01/15/2019 ~		8,500	8,508
6.125% due 01/17/2022		3,936	4,049
8.375% due 05/23/2021		827	901

			25,194

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,607

SOVEREIGN ISSUES 0.3%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,100	1,103

Total Brazil (Cost $29,212)			28,904

CAYMAN ISLANDS 5.0%
CORPORATE BONDS & NOTES 5.0%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,398
3.000% due 06/30/2020		300	298
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,278
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		4,237	4,090
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		5,050	2,872
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		906	846
QNB Finance Ltd.
2.875% due 04/29/2020		10,000	9,882

Total Cayman Islands (Cost $23,178)			21,664

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$143	138

Total Chile (Cost $134)			138

CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,023
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,045

Total China (Cost $2,997)			3,068

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	565

Total Colombia (Cost $510)			565

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,400	3,398
3.400% due 04/16/2023		500	496

Total Hong Kong (Cost $3,898)			3,894

INDONESIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$600	609

SOVEREIGN ISSUES 1.2%
Indonesia Government International Bond
6.750% due 01/15/2044		2,400	2,861
11.625% due 03/04/2019		2,400	2,438

			5,299

Total Indonesia (Cost $5,825)			5,908

LUXEMBOURG 4.3%
CORPORATE BONDS & NOTES 4.3%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$650	660
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	4,800	5,527
4.150% due 03/06/2019 (g)		$8,500	8,499
5.180% due 06/28/2019		4,000	4,020

Total Luxembourg (Cost $18,667)			18,706

MEXICO 8.1%
CORPORATE BONDS & NOTES 4.8%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,739
BBVA Bancomer S.A.
6.500% due 03/10/2021		12,235	12,724
6.750% due 09/30/2022		2,200	2,324
Petroleos Mexicanos
3.750% due 03/15/2019	EUR	1,000	1,154

			20,941

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,294

10.000% due 12/05/2024		129,000	6,974

			14,268

Total Mexico (Cost $40,475)			35,209

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	27

Total Poland (Cost $29)			27

QATAR 8.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
State Of Qatar
3.603% due 12/21/2020 «		$20,000	19,900

SOVEREIGN ISSUES 4.1%
Qatar Government International Bond
3.875% due 04/23/2023		15,000	15,194
6.550% due 04/09/2019		2,400	2,424

			17,618

Total Qatar (Cost $37,179)			37,518

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,173

Total Russia (Cost $3,046)			3,173

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	51

Total Singapore (Cost $50)			51

SOUTH AFRICA 2.9%
CORPORATE BONDS & NOTES 1.7%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	5,766
SASOL Financing USA LLC
5.875% due 03/27/2024		1,800	1,798

			7,564

SOVEREIGN ISSUES 1.2%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,070

Total South Africa (Cost $12,943)			12,634

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020		$500	495

Total South Korea (Cost $504)			495

TURKEY 2.3%
SOVEREIGN ISSUES 2.3%
Turkey Government International Bond
7.000% due 03/11/2019		$10,000	10,051

Total Turkey (Cost $10,073)			10,051

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd. LLC
5.888% due 06/15/2019	$436	439

Total United Arab Emirates (Cost $438)		439

UNITED STATES 1.7%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
2.806% due 03/25/2037 •	$280	167
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	288	138

		305

CORPORATE BONDS & NOTES 1.4%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	630
9.250% due 07/06/2024	2,601	2,787
9.750% due 01/06/2027	2,241	2,462

		5,879

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Mortgage Trust
3.707% due 02/25/2036 ^~	14	14
Chase Mortgage Finance Trust
3.786% due 03/25/2037 ^~	36	35
Citigroup Mortgage Loan Trust
4.202% due 07/25/2046 ^~	20	18
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
3.943% due 10/20/2035 ~	81	72
4.058% due 09/25/2047 ^~	13	13
HarborView Mortgage Loan Trust
4.105% due 08/19/2036 ^~	7	6
Luminent Mortgage Trust
2.686% due 12/25/2036 ^•	24	22
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2037 •	134	80
Merrill Lynch Alternative Note Asset Trust
2.806% due 03/25/2037 •	282	122
3.842% due 06/25/2037 ^~	168	130
Merrill Lynch Mortgage-Backed Securities Trust
3.851% due 04/25/2037 ^~	32	27
Morgan Stanley Mortgage Loan Trust
4.293% due 06/25/2036 ~	8	8
Sequoia Mortgage Trust
3.766% due 01/20/2047 ^~	16	13
WaMu Mortgage Pass-Through Certificates Trust
3.030% due 01/25/2037 ^~	36	33
3.161% due 04/25/2037 ^~	22	20
3.386% due 05/25/2037 ^~	45	38
3.645% due 12/25/2036 ^~	75	74
3.676% due 12/25/2036 ^~	22	21
3.880% due 09/25/2036 ^~	35	33

		785

Total United States (Cost $6,685)		6,969

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
GTL Trade Finance, Inc.
5.893% due 04/29/2024	$917	958

Total Virgin Islands (British) (Cost $872)		958

SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (h) 0.0%			131

ARGENTINA TREASURY BILLS 3.8%
(0.794)% due 01/31/2019 - 06/28/2019 (c)(d)	ARS	294,905	8,872
3.690% due 04/26/2019 (d)(e)		$7,532	7,452

			16,324

U.S. TREASURY BILLS 3.8%
2.353% due 01/31/2019 - 03/14/2019 (c)(d)(j)(l)		16,362	16,317

Total Short-Term Instruments (Cost $32,658)			32,772

Total Investments in Securities (Cost $290,282)			266,804

	SHARES
INVESTMENTS IN AFFILIATES 46.2%
SHORT-TERM INSTRUMENTS 46.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 46.2%
PIMCO Short-Term Floating NAV Portfolio III		20,286,058	200,507

Total Short-Term Instruments (Cost $200,476)			200,507

Total Investments in Affiliates (Cost $200,476)			200,507

Total Investments 107.7% (Cost $490,758)			$467,311
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(2,772))			483
Other Assets and Liabilities, net (7.8)%			(33,713)

Net Assets 100.0%			$434,081

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$8,510	$8,499	1.96%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$131	U.S. Treasury Notes 2.875% due 09/30/2023	$(138)	$131	$131

Total Repurchase Agreements						$(138)	$131	$131

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(1,192) at a weighted average interest rate of 0.725%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	8.075%	Lunar	08/26/2020	MXN	1,717,000	$(1,000)	$253	$(747)	$131	$0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		2,446,000	(130)	313	183	202	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		100,000	0	12	12	8	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020		100,000	0	13	13	8	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020		200,000	0	27	27	17	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		1,782,000	(121)	313	192	150	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		744,000	16	(63)	(47)	0	(63)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		2,839,000	128	(817)	(689)	0	(243)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		2,980,000	0	(721)	(721)	0	(257)

Total Swap Agreements							$(1,107)	$(670)	$(1,777)	$516	$(563)

(j)	Securities with an aggregate market value of $667 and cash of $236 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	03/2019		$42,024	SGD	57,300	$91	$0
BOA	01/2019	ARS	77,188		$1,896	0	(117)
	01/2019	MXN	1,472,958		72,917	0	(1,960)
BPS	01/2019		$562	ARS	22,510	25	0
	03/2019		18,017	SGD	24,608	70	0
	03/2019		49,392	TRY	281,815	1,854	0
BRC	01/2019	MXN	100,073		$5,007	0	(80)
	01/2019		$14,159	MXN	288,878	526	0
CBK	01/2019	EUR	1,048		$1,192	0	(10)
	01/2019	MXN	389,206		19,063	0	(722)
	01/2019		$2,229	ARS	91,110	147	0
	01/2019		99,839	MXN	2,058,197	4,788	0
	01/2019		23,056	TRY	150,768	5,227	0
DUB	01/2019	ARS	234,860		$5,909	0	(212)
	01/2019	BRL	6,814		1,761	3	0
	01/2019		$1,759	BRL	6,814	0	0
	02/2019		1,757		6,814	0	(2)
GLM	01/2019	EUR	4,858		$5,552	0	(18)
	01/2019	MXN	2,081,051		100,966	0	(4,823)
	01/2019	RUB	1,023,300		15,372	727	0
	01/2019		$6,081	RUB	402,726	0	(317)
	01/2019		14,354	TRY	93,736	3,230	0
	07/2019		1,051	ARS	49,453	13	0
HUS	01/2019	MXN	701,616		$35,125	145	(606)
	01/2019		$4,885	ARS	190,498	83	0
	01/2019		14,200	MXN	292,990	662	0
	01/2019		44,704	RUB	3,031,786	0	(1,316)
	02/2019		278	ARS	11,541	7	0
	03/2019	SGD	41,141		$30,032	0	(206)
IND	01/2019	BRL	6,814		1,759	0	0
	01/2019		$1,754	BRL	6,814	4	0
	01/2019		3,194	MXN	65,043	112	0
	03/2019		22,125	SGD	30,174	53	0
JPM	01/2019	RUB	991,950		$15,000	804	0
	01/2019		$1,464	ARS	56,840	29	0
	02/2019	TRY	501,424		$83,859	0	(8,454)
	03/2019	SGD	13,741		10,029	0	(71)
MSB	01/2019	TRY	60,494		10,000	0	(1,348)
MYI	01/2019		$6,937	MXN	141,204	241	0
NGF	03/2019	INR	18,595		$260	0	(5)
RBC	01/2019		$9,926	MXN	202,690	377	0
RYL	03/2019	SGD	20,574		$15,011	0	(111)
	03/2019		$25,082	SGD	34,332	151	0
SCX	01/2019	TRY	9,514		$1,771	0	(13)
	01/2019		$11,781	TRY	78,028	2,857	0
	02/2019	RUB	1,128,642		$17,020	903	0
SOG	03/2019	SGD	45,205		33,007	0	(218)
SSB	01/2019	MXN	222,259		10,898	0	(400)
	03/2019	SGD	571		418	0	(2)
UAG	01/2019	MXN	160,537		7,970	0	(191)
	01/2019	TRY	33,513		6,173	0	(114)

Total Forward Foreign Currency Contracts						$23,129	$(21,316)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2019	0.989%	$10,000	$32	$(28)	$4	$0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.021	10,000	(2)	4	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2019	1.181	10,000	(28)	14	0	(14)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	8.13599999	500	8	(40)	0	(32)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2019	4.199	3,400	31	(12)	19	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	5,000	(4)	8	4	0
DUB	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817	5,000	(263)	(23)	0	(286)
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.989	5,000	39	(37)	2	0
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.605	100	(4)	4	0	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	8.13599999	500	5	(38)	0	(33)
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.938	1,000	(107)	108	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	1,000	(111)	110	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	1.405	10,000	(143)	88	0	(55)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.453	700	(22)	9	0	(13)
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	1.433	3,000	(31)	13	0	(18)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.746	10,000	8	1	9	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	5,000	(40)	35	0	(5)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.453	2,800	(82)	31	0	(51)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.227	14,400	(894)	114	0	(780)
NGF	Russia Government International Bond	0.000	Quarterly	06/20/2023	1.453	2,000	(57)	21	0	(36)

Total Swap Agreements							$(1,665)	$382	$41	$(1,324)

(l)

Securities with an aggregate market value of $15,650 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$38,555	$0	$38,555
Bermuda
Corporate Bonds & Notes	0	5,106	0	5,106
Brazil
Corporate Bonds & Notes	0	25,194	0	25,194
Loan Participations and Assignments	0	0	2,607	2,607
Sovereign Issues	0	1,103	0	1,103
Cayman Islands
Corporate Bonds & Notes	0	21,664	0	21,664
Chile
Corporate Bonds & Notes	0	138	0	138
China
Corporate Bonds & Notes	0	3,068	0	3,068
Colombia
Corporate Bonds & Notes	0	565	0	565
Hong Kong
Corporate Bonds & Notes	0	3,894	0	3,894
Indonesia
Corporate Bonds & Notes	0	609	0	609
Sovereign Issues	0	5,299	0	5,299
Luxembourg
Corporate Bonds & Notes	0	18,706	0	18,706
Mexico
Corporate Bonds & Notes	0	20,941	0	20,941
Sovereign Issues	0	14,268	0	14,268
Poland
Sovereign Issues	0	27	0	27
Qatar
Loan Participations and Assignments	0	0	19,900	19,900
Sovereign Issues	0	17,618	0	17,618
Russia
Corporate Bonds & Notes	0	3,173	0	3,173
Singapore
Sovereign Issues	0	51	0	51
South Africa
Corporate Bonds & Notes	0	7,564	0	7,564
Sovereign Issues	0	5,070	0	5,070
South Korea
Sovereign Issues	0	495	0	495
Turkey
Sovereign Issues	0	10,051	0	10,051
United Arab Emirates
Corporate Bonds & Notes	0	439	0	439
United States
Asset-Backed Securities	0	305	0	305
Corporate Bonds & Notes	0	5,879	0	5,879
Non-Agency Mortgage-Backed Securities	0	785	0	785
Virgin Islands (British)
Corporate Bonds & Notes	0	958	0	958
Short-Term Instruments
Repurchase Agreements	0	131	0	131
Argentina Treasury Bills	0	16,324	0	16,324
U.S. Treasury Bills	0	16,317	0	16,317
	$0	$244,297	$22,507	$266,804

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$200,507	$0	$0	$200,507

Total Investments	$200,507	$244,297	$22,507	$467,311

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	516	0	516
Over the counter	0	23,170	0	23,170

	$0	$23,686	$0	$23,686

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(563)	0	(563)
Over the counter	0	(22,640)	0	(22,640)

	$0	$(23,203)	$0	$(23,203)

Total Financial Derivative Instruments	$0	$483	$0	$483

Totals	$200,507	$244,780	$22,507	$467,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,703	$0	$0	$0	$0	$(96)	$0	$0	$2,607	$(96)
Netherlands
Loan Participations and Assignments	1,492	0	(1,500)	0	19	(11)	0	0	0	0
Qatar
Loan Participations and Assignments	0	19,850	0	0	0	50	0	0	19,900	50

Totals	$4,195	$19,850	$(1,500)	$0	$19	$(57)	$0	$0	$22,507	$(46)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,607	Proxy Pricing	Base Price	96.340
Qatar
Loan Participations and Assignments	19,900	Third Party Vendor	Broker Quote	99.500

Total	$22,507

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield and Short-Term Investments Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.3%
Altice France S.A.
6.455% (LIBOR03M + 4.000%) due 08/14/2026 ~		$2,175	$2,050
Ancestry.com Operations, Inc.
5.780% (LIBOR03M + 3.250%) due 10/19/2023 ~		679	649
B.C. Unlimited Liability Co.
4.772% (LIBOR03M + 2.250%) due 02/16/2024 ~		983	937
CBS Radio, Inc.
5.256% (LIBOR03M + 2.750%) due 11/18/2024 «~		190	179
Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		3,090	2,969
Envision Healthcare Corp.
6.273% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,250	1,170
Neiman Marcus Group Ltd. LLC
5.630% (LIBOR03M + 3.250%) due 10/25/2020 ~		2,963	2,526
Ortho-Clinical Diagnostics S.A.
5.756% (LIBOR03M + 3.250%) due 06/30/2025 ~		804	750
RegionalCare Hospital Partners Holdings, Inc.
7.129% (LIBOR03M + 4.500%) due 11/16/2025 ~		3,750	3,559
Sequa Mezzanine Holdings LLC
7.408% (LIBOR03M + 5.000%) due 11/28/2021 «~		174	166
Sigma Bidco BV
5.398% (LIBOR03M + 3.000%) due 07/02/2025 ~		498	473
TEX Operations Co. LLC
4.522% (LIBOR03M + 2.000%) due 08/04/2023 ~		869	858
Verscend Holding Corp.
7.022% (LIBOR03M + 4.500%) due 08/27/2025 ~		675	655

Total Loan Participations and Assignments (Cost $17,773)			16,941

CORPORATE BONDS & NOTES 85.2%
BANKING & FINANCE 26.4%
Ally Financial, Inc.
8.000% due 11/01/2031		9,215	10,273
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,301
Arrow Global Finance PLC
5.125% due 09/15/2024		400	458
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$2,300	2,237
Banco BTG Pactual S.A.
5.500% due 01/31/2023		300	292
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(f)		400	388
7.625% due 01/10/2028 •(f)		400	389
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,936
Barclays PLC
7.875% due 09/15/2022 •(f)	GBP	2,300	2,943
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$5,800	5,837
6.500% due 03/20/2021		30,600	30,831
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	400	502
7.500% due 10/01/2023		5,800	6,762
CIT Group, Inc.
5.000% due 08/15/2022		$3,375	3,337
5.250% due 03/07/2025		300	294
5.800% due 06/15/2022 •(f)		550	499
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)		600	601
Credit Suisse Group AG
7.500% due 12/11/2023 •(f)(g)		600	612
Fly Leasing Ltd.
6.375% due 10/15/2021		350	350
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,150	1,078
Freedom Mortgage Corp.
8.125% due 11/15/2024		430	371
8.250% due 04/15/2025		1,500	1,290
HSBC Holdings PLC
6.375% due 03/30/2025 •(f)		400	385

Icahn Enterprises LP
6.250% due 02/01/2022		250	247
6.375% due 12/15/2025		2,800	2,702
6.750% due 02/01/2024		100	99
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		875	868
Jefferies Finance LLC
6.875% due 04/15/2022		1,650	1,613
7.500% due 04/15/2021		3,825	3,835
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		1,000	940
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022		2,150	2,096
Lincoln Finance Ltd.
7.375% due 04/15/2021		300	305
LoanCore Capital Markets LLC
6.875% due 06/01/2020		905	906
Nationstar Mortgage LLC
6.500% due 07/01/2021		525	513
6.500% due 06/01/2022		1,850	1,816
Navient Corp.
5.625% due 08/01/2033		3,550	2,361
5.875% due 03/25/2021		3,250	3,124
6.625% due 07/26/2021		6,750	6,531
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		10,850	10,796
Pinnacol Assurance
8.625% due 06/25/2034 «(h)		5,000	4,846
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •		3,000	3,008
SLM Corp.
5.125% due 04/05/2022		2,000	1,945
Societe Generale S.A.
7.375% due 09/13/2021 •(f)		300	293
Springleaf Finance Corp.
6.125% due 05/15/2022		1,125	1,097
7.125% due 03/15/2026		1,600	1,431
Stearns Holdings LLC
9.375% due 08/15/2020		10,285	9,719
Sumitomo Mitsui Financial Group, Inc.
3.310% (US0003M + 0.860%) due 07/19/2023 ~(j)		800	796
VICI Properties LLC
8.000% due 10/15/2023		1,094	1,181

			136,034

INDUSTRIALS 48.6%
ADT Security Corp.
3.500% due 07/15/2022		1,750	1,625
4.875% due 07/15/2032		530	395
Afren PLC
6.625% due 12/09/2020 ^(b)		1,952	8
10.250% due 04/08/2019 ^(b)		1,537	6
Alibaba Group Holding Ltd.
4.400% due 12/06/2057 (j)		2,300	2,081
Alliance Data Systems Corp.
5.875% due 11/01/2021		850	851
Altice France S.A.
7.375% due 05/01/2026		4,300	3,956
Avon Products, Inc.
7.000% due 03/15/2023		3,000	2,558
Baffinland Iron Mines Corp.
8.750% due 07/15/2026		3,000	2,703
Ball Corp.
4.875% due 03/15/2026		1,200	1,173
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	4,800	5,214
5.875% due 05/15/2023		$3,800	3,529
6.125% due 04/15/2025		1,100	963
BCD Acquisition, Inc.
9.625% due 09/15/2023		900	929
Boise Cascade Co.
5.625% due 09/01/2024		100	94
Boyd Gaming Corp.
6.000% due 08/15/2026		1,350	1,267
California Resources Corp.
5.000% due 01/15/2020		8,281	7,370
5.500% due 09/15/2021		584	406
6.000% due 11/15/2024		4,329	2,684
8.000% due 12/15/2022		4,468	3,038
CCO Holdings LLC
5.750% due 02/15/2026		2,550	2,505
5.875% due 04/01/2024		1,600	1,596
Charter Communications Operating LLC
5.375% due 04/01/2038		200	187
5.750% due 04/01/2048		150	141

Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,750	3,741
7.000% due 06/30/2024		1,600	1,692
Chobani LLC
7.500% due 04/15/2025		2,750	2,179
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	448
CommScope Technologies LLC
5.000% due 03/15/2027		5,000	4,062
Community Health Systems, Inc.
6.250% due 03/31/2023		6,950	6,342
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		5,134	2,130
Continental Resources, Inc.
5.000% due 09/15/2022 (j)		240	239
CVS Health Corp.
4.300% due 03/25/2028 (j)		650	638
4.780% due 03/25/2038		100	96
DAE Funding LLC
4.000% due 08/01/2020		300	293
4.500% due 08/01/2022		400	385
5.000% due 08/01/2024		2,250	2,183
5.750% due 11/15/2023		100	99
Dell International LLC
8.350% due 07/15/2046 (j)		1,327	1,442
Dell, Inc.
5.400% due 09/10/2040		6,200	5,115
6.500% due 04/15/2038 (j)		17,450	15,618
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,200	1,236
Endo Dac
5.875% due 10/15/2024 (j)		3,200	3,040
6.000% due 07/15/2023		3,950	3,032
6.000% due 02/01/2025 (j)		12,900	9,320
Endo Finance LLC
5.375% due 01/15/2023		1,550	1,186
5.750% due 01/15/2022		700	586
7.250% due 01/15/2022 (j)		550	479
Envision Healthcare Corp.
8.750% due 10/15/2026		4,250	3,687
Fair Isaac Corp.
5.250% due 05/15/2026		125	122
Ford Motor Co.
4.750% due 01/15/2043 (j)		3,000	2,330
General Electric Co.
5.000% due 01/21/2021 •(f)		1,000	766
goeasy Ltd.
7.875% due 11/01/2022		2,750	2,791
HCA, Inc.
5.250% due 06/15/2026		950	945
5.375% due 02/01/2025		3,450	3,372
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	612
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	736
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)		$6,500	4,387
IHS Markit Ltd.
4.750% due 02/15/2025		2,300	2,268
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		1,000	865
Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024		4,000	3,900
Jagged Peak Energy LLC
5.875% due 05/01/2026		1,200	1,122
JBS USA LUX S.A.
7.250% due 06/01/2021		3,400	3,434
KFC Holding Co.
5.000% due 06/01/2024		1,000	968
Kinder Morgan, Inc.
8.050% due 10/15/2030 (j)		200	235
Kraft Heinz Foods Co.
3.000% due 06/01/2026		83	74
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		9,906	7,628
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	98
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		4,975	4,826
5.500% due 04/15/2025		500	348
5.625% due 10/15/2023 (j)		9,100	6,961
5.750% due 08/01/2022 (j)		900	779
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		325	315

Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	697
MGM Resorts International
5.750% due 06/15/2025		$1,000	970
6.000% due 03/15/2023		2,000	2,015
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,151
MPLX LP
4.500% due 07/15/2023 (j)		1,100	1,112
NCI Building Systems, Inc.
8.000% due 04/15/2026		1,000	919
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	150	87
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (a)	EUR	8,967	9,990
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/31/2019 (e)(f)		$574	10
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	905
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		200	193
4.500% due 03/15/2023		4,650	4,359
5.250% due 08/15/2022		2,000	1,943
5.500% due 02/15/2024		1,100	1,064
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		1,250	187
5.500% due 04/12/2037 ^(b)		1,250	194
PetSmart, Inc.
5.875% due 06/01/2025		2,500	1,819
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026		1,100	1,086
Post Holdings, Inc.
5.000% due 08/15/2026		2,000	1,830
5.500% due 03/01/2025		900	867
Precision Drilling Corp.
7.750% due 12/15/2023		950	880
Rackspace Hosting, Inc.
8.625% due 11/15/2024		675	528
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027 (j)		3,375	3,390
5.625% due 03/01/2025 (j)		950	988
5.875% due 06/30/2026 (j)		850	902
Sands China Ltd.
5.400% due 08/08/2028		700	678
Scientific Games International, Inc.
5.000% due 10/15/2025		2,150	1,924
Sealed Air Corp.
6.875% due 07/15/2033		400	401
Sensata Technologies BV
5.625% due 11/01/2024		600	593
Standard Industries, Inc.
5.375% due 11/15/2024		2,100	1,979
Suburban Propane Partners LP
5.750% due 03/01/2025		460	423
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	2,908
6.000% due 04/15/2024		2,625	2,632
6.500% due 01/15/2026		3,800	3,886
Team Health Holdings, Inc.
6.375% due 02/01/2025		1,000	821
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,100	1,101
6.000% due 10/01/2020		600	610
Tesco PLC
6.150% due 11/15/2037		510	530
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,000	1,820
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (j)		350	355
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,298
5.500% due 05/15/2027		350	326
Valeant Pharmaceuticals International
9.250% due 04/01/2026		2,375	2,381
VeriSign, Inc.
4.750% due 07/15/2027		4,000	3,766
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,279
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		12	12
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,600
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	3,000	3,683
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		1,900	2,300

VOC Escrow Ltd.
5.000% due 02/15/2028 (j)	$300	278
Weatherford International Ltd.
7.000% due 03/15/2038	1,550	806
Williams Scotsman International, Inc.
6.875% due 08/15/2023	2,050	1,973
WMG Acquisition Corp.
5.500% due 04/15/2026	1,750	1,676
Wyndham Destinations, Inc.
5.750% due 04/01/2027	3,350	3,086
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,000	881
Ziggo BV
5.500% due 01/15/2027	1,600	1,436

		250,957

UTILITIES 10.2%
AT&T, Inc.
5.300% due 08/15/2058	2,300	2,143
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,050	1,019
CenturyLink, Inc.
7.500% due 04/01/2024 (j)	950	919
Genesis Energy LP
5.625% due 06/15/2024	200	173
6.000% due 05/15/2023	2,525	2,342
6.500% due 10/01/2025	600	531
NSG Holdings LLC
7.750% due 12/15/2025	1,714	1,817
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	424	409
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)	900	512
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	183	171
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)	679	182
Petrobras Global Finance BV
5.299% due 01/27/2025	1,550	1,484
8.750% due 05/23/2026	1,500	1,685
Red Oak Power LLC
9.200% due 11/30/2029	2,450	3,069
Rio Oil Finance Trust
8.200% due 04/06/2028	600	630
Sprint Capital Corp.
8.750% due 03/15/2032	2,300	2,432
Sprint Communications, Inc.
7.000% due 08/15/2020	3,800	3,900
Sprint Corp.
7.125% due 06/15/2024	4,600	4,570
7.875% due 09/15/2023	6,750	6,944
Terraform Global Operating LLC
6.125% due 03/01/2026	2,000	1,865
TerraForm Power Operating LLC
5.000% due 01/31/2028	2,500	2,209
Vistra Energy Corp.
7.375% due 11/01/2022	1,020	1,056
7.625% due 11/01/2024	2,650	2,802
8.000% due 01/15/2025	4,775	5,085
8.034% due 02/02/2024	701	718
8.125% due 01/30/2026	3,775	4,086

		52,753

Total Corporate Bonds & Notes (Cost $456,494)		439,744

MUNICIPAL BONDS & NOTES 0.7%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	460

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,305	3,245

Total Municipal Bonds & Notes (Cost $3,166)		3,805

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
3.948% due 10/25/2035 ~	83	69
American Home Mortgage Assets Trust
3.077% due 11/25/2046 •	648	327
6.250% due 06/25/2037 ^Ø	181	159
Banc of America Alternative Loan Trust
2.906% due 05/25/2035 ^•	34	29
Banc of America Funding Trust
3.767% due 03/20/2036 ^~	119	103
Bear Stearns ALT-A Trust
4.251% due 01/25/2035 ~	4	4
Citigroup Mortgage Loan Trust
4.990% due 11/25/2035 •	233	232
Countrywide Alternative Loan Trust
2.680% due 03/20/2046 •	42	38
2.686% due 05/25/2047 •	24	23
2.766% due 07/25/2046 ^•	316	186
3.157% due 12/25/2035 •	55	49
3.863% due 10/25/2035 ^~	37	32
Countrywide Home Loan Mortgage Pass-Through Trust
3.146% due 03/25/2035 •	137	137
6.000% due 05/25/2036 ^	84	69
Downey Savings & Loan Association Mortgage Loan Trust
2.720% due 02/19/2045 •	23	22
First Horizon Alternative Mortgage Securities Trust
4.092% due 09/25/2035 ^~	262	251
6.000% due 05/25/2036 ^	78	59
GMAC Mortgage Corp. Loan Trust
3.832% due 04/19/2036 ^~	207	184
GSR Mortgage Loan Trust
4.039% due 11/25/2035 ~	46	46
4.282% due 05/25/2035 ~	329	303
4.545% due 04/25/2035 ~	2	2
HarborView Mortgage Loan Trust
2.660% due 01/19/2038 •	25	24
2.710% due 03/19/2036 ^•	423	390
IndyMac Mortgage Loan Trust
3.874% due 09/25/2035 ^~	58	54
JPMorgan Mortgage Trust
3.503% due 07/27/2037 ~	318	318
4.101% due 07/25/2035 ~	69	70
6.000% due 08/25/2037 ^	97	77
Residential Accredit Loans, Inc. Trust
2.836% due 03/25/2037 •	349	105
5.708% due 02/25/2036 ^~	233	210
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	78	66
Structured Asset Mortgage Investments Trust
2.726% due 05/25/2036 •	29	26
WaMu Mortgage Pass-Through Certificates Trust
2.927% due 05/25/2047 •	332	312
3.319% due 10/25/2036 ^~	155	143
3.898% due 07/25/2037 ^~	135	125
Wells Fargo Mortgage-Backed Securities Trust
4.422% due 03/25/2035 ~	157	159

Total Non-Agency Mortgage-Backed Securities (Cost $3,681)		4,403

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
2.656% due 08/25/2036 •	91	80
Credit-Based Asset Servicing & Securitization Trust
3.581% due 01/25/2037 ^Ø	943	436
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^Ø	393	163
Mid-State Trust
7.791% due 03/15/2038	13	14
Morgan Stanley ABS Capital, Inc. Trust
2.646% due 05/25/2037 •	95	84
Option One Mortgage Loan Trust Asset-Backed Certificates
3.481% due 08/25/2033 •	58	57
Residential Asset Securities Corp. Trust
2.656% due 08/25/2036 •	25	22
6.980% due 09/25/2031 Ø	1,373	1,375

Total Asset-Backed Securities (Cost $2,067)		2,231

SOVEREIGN ISSUES 0.7%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	6,000	3,836

Total Sovereign Issues (Cost $4,010)			3,836

	SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 0.4%
Caesars Entertainment Corp. (c)		295,846	2,009

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «(c)		251	6

FINANCIALS 0.2%
CIT Group, Inc.		26,331	1,008
Hipotecaria Su Casita S.A. de C.V. «(c)		78,886	0
Mr Cooper Group, Inc. (c)		4,374	51

			1,059

HEALTH CARE 0.8%
NVHL S.A. ‘A’ «(c)(h)		231,498	425
NVHL S.A. ‘B’ «(c)(h)		231,498	425
NVHL S.A. ‘C’ «(c)(h)		231,498	425
NVHL S.A. ‘D’ «(c)(h)		231,498	425
NVHL S.A. ‘E’ «(c)(h)		231,498	424
NVHL S.A. ‘F’ «(c)(h)		231,498	424
NVHL S.A. ‘G’ «(c)(h)		231,498	424
NVHL S.A. ‘H’ «(c)(h)		231,498	424
NVHL S.A. ‘I’ «(c)(h)		231,498	424
NVHL S.A. ‘J’ «(c)(h)		231,498	424

			4,244

Total Common Stocks (Cost $11,452)			7,318

WARRANTS 0.3%
INFORMATION TECHNOLOGY 0.3%
Novasep Holding SAS - Exp. 05/31/2019 «		2,849,700	1,469

UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		60,750	85

Total Warrants (Cost $160)			1,554

PREFERRED SECURITIES 0.3%
INDUSTRIALS 0.3%
Xfit Brands, Inc. «		1,000	1,414

Total Preferred Securities (Cost $3,656)			1,414

REAL ESTATE INVESTMENT TRUSTS 1.3%
REAL ESTATE 1.3%
VICI Properties, Inc.		354,535	6,658

Total Real Estate Investment Trusts (Cost $4,317)		6,658

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (i) 2.4%		12,365

U.S. TREASURY BILLS 0.4%
2.335% due 01/03/2019 - 02/26/2019 (d)(e)(m)	$2,079	2,076

Total Short-Term Instruments (Cost $14,440)		14,441

Total Investments in Securities (Cost $521,216)		502,345

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^«(b)(c)	2,040,639	13

Total Common Stocks (Cost $418)		13

SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	5,828,303	57,607

Total Short-Term Instruments (Cost $57,593)		57,607

Total Investments in Affiliates (Cost $58,011)		57,620

Total Investments 108.5% (Cost $579,227)		$559,965
Financial Derivative Instruments (k)(l) (0.2)% (Cost or Premiums, net $9,073)		(956)
Other Assets and Liabilities, net (8.3)%		(42,789)

Net Assets 100.0%		$516,220

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$425	0.09%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	425	0.09
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	425	0.08
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	425	0.08
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	424	0.08
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	424	0.08
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	424	0.08
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	424	0.08
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	424	0.08
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	424	0.08
Pinnacol Assurance	06/23/2014	5,000	4,846	0.94

		$12,236	$9,090	1.76%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,154	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,179)	$1,154	$1,154
JPS	(1.250)	10/12/2018	10/11/2020	2,047	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	(2,072)	2,047	2,053
SAL	0.750	08/31/2018	08/15/2026	4,464	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(5,068)	4,464	4,475
BOS	1.000	12/21/2018	12/21/2020	4,700	Macy’s Retail Holdings, Inc.3.625% due 06/01/2024	(4,655)	4,700	4,701

Total Repurchase Agreements						$(12974)	$12,365	$12,383

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375)%	06/28/2018	TBD	(3)	$(3,764)	$(3,757)
	0.875	12/24/2018	TBD	(3)	(845)	(845)
BPS	2.000	07/31/2018	TBD	(3)	(189)	(190)
BRC	(0.500)	12/18/2018	TBD	(3)	(630)	(630)
CFR	0.750	09/26/2018	TBD	(3)	(3,096)	(3,099)
NOM	3.100	11/21/2018	02/21/2019		(1,650)	(1,656)
RDR	2.820	11/13/2018	02/13/2019		(4,901)	(4,920)
	2.900	11/21/2018	02/21/2019		(5,719)	(5,738)
	2.930	11/23/2018	02/25/2019		(953)	(956)
RTA	3.153	11/21/2018	02/21/2019		(14,323)	(14,376)
UBS	3.180	11/23/2018	02/25/2019		(9,192)	(9,224)

Total Reverse Repurchase Agreements						$(45,391)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,076)
Industrials (1.8)%
American Airlines Pass-Through Trust	4.950	08/15/2026	4,388	(4,596)	(4,488)
Macy’s Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(4,689)

Total Short Sales (2.2)%				$(11,472)	$(11,253)

(j)	Securities with an aggregate market value of $48,176 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(22,141) at a weighted average interest rate of 0.578%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $145 of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	422	$51,491	$1,230	$165	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	73	$(13,678)	$(137)	$16	$0
Euro-Buxl 30-Year Bond March Futures	03/2019	10	(2,069)	(46)	9	0
U.S. Treasury 30-Year Bond March Futures	03/2019	29	(4,234)	(192)	0	(14)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	49	(7,872)	(414)	0	(29)

				$(789)	$25	$(43)

Total Futures Contracts				$441	$190	$(43)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	1.769%		$10,000	$190	$154	$344	$0	$(6)
ArcelorMittal	(1.000)	Quarterly	06/20/2024	2.405	EUR	2,000	402	(237)	165	2	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	1.499		$5,000	263	(206)	57	16	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	2.789		4,000	281	32	313	0	(16)
Macy’s Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	1.922		4,000	112	38	150	0	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.882		10,000	556	54	610	0	(53)

							$1,804	$(165)	$1,639	$18	$(75)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2023	2.369%	$200	$30	$(8)	$22	$0	$0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.277	4,750	187	118	305	0	(14)

						$217	$110	$327	$0	$(14)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$6,200	$(380)	$164	$(216)	$0	$(8)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	12,000	(874)	608	(266)	0	(20)

					$(1,254)	$772	$(482)	$0	$(28)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$7,692	$(9,575)	$(1,883)	$224	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,483	(1,647)	(164)	58	0

						$9,175	$(11,222)	$(2,047)	$282	$0

Total Swap Agreements						$9,942	$(10,505)	$(563)	$300	$(117)

Cash of $9,005 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	EUR	25,006		$28,548	$0	$(122)
CBK	01/2019		189		215	0	(1)
	01/2019		$3,580	EUR	3,145	26	0
	01/2019		740	GBP	581	0	0
GLM	01/2019	GBP	15,183		$19,416	56	0
HUS	01/2019	CHF	649		653	0	(8)

Total Forward Foreign Currency Contracts						$82	$(131)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	2.692%		$7,000	$292	$(154)	$138	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)
										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Deutsche Bank AG	1.000%	Quarterly	12/20/2023	3.978%	EUR	2,000	$(192)	$(115)	$0	$(307)
	Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2023	2.925		2,000	(124)	(82)	0	(206)
HUS	Danske Bank A/S	1.000	Quarterly	12/20/2023	2.347		2,000	(144)	(1)	0	(145)
	UniCredit SpA	1.000	Quarterly	06/20/2023	4.050		5,000	(701)	(16)	0	(717)

								$(1,161)	$(214)	$0	$(1,375)

Total Swap Agreements								$(869)	$(368)	$138	$(1,375)

(m)

Securities with an aggregate market value of $1,094 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,596	$345	$16,941
Corporate Bonds & Notes
Banking & Finance	0	131,188	4,846	136,034
Industrials	0	250,957	0	250,957
Utilities	0	52,753	0	52,753
Municipal Bonds & Notes
Florida	0	460	0	460
New York	0	100	0	100
West Virginia	0	3,245	0	3,245
Non-Agency Mortgage-Backed Securities	0	4,403	0	4,403
Asset-Backed Securities	0	2,231	0	2,231
Sovereign Issues	0	3,836	0	3,836
Common Stocks
Consumer Discretionary	2,009	0	0	2,009
Energy	0	0	6	6
Financials	1,059	0	0	1,059
Health Care	0	0	4,244	4,244
Warrants
Information Technology	0	0	1,469	1,469
Utilities	85	0	0	85
Preferred Securities
Industrials	0	0	1,414	1,414
Real Estate Investment Trusts
Real Estate	6,658	0	0	6,658
Short-Term Instruments
Repurchase Agreements	0	12,365	0	12,365
U.S. Treasury Bills	0	2,076	0	2,076
	$9,811	$480,210	$12,324	$502,345

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	0	13	13
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$57,607	$0	$0	$57,607
	$57,607	$0	$13	$57,620

Total Investments	$67,418	$480,210	$12,337	$559,965

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(11,253)	$0	$(11,253)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	190	300	0	490
Over the counter	0	220	0	220
	$190	$520	$0	$710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(117)	0	(160)
Over the counter	0	(1,506)	0	(1,506)
	$(43)	$(1,623)	$0	$(1,666)

Total Financial Derivative Instruments	$147	$(1,103)	$0	$(956)

Totals	$67,565	$467,854	$12,337	$547,756

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$173	$(1)	$0	$0	$(6)	$179	$0	$345	$(6)
Corporate Bonds & Notes
Banking & Finance	12,758	0	(7,500)	9	31	(452)	0	0	4,846	(577)
Common Stocks
Energy	10	0	0	0	0	(4)	0	0	6	(4)
Health Care	4,557	0	0	0	0	(313)	0	0	4,244	(313)
Warrants
Information Technology	172	0	0	0	0	1,297	0	0	1,469	1,297
Preferred Securities
Industrials	1,414	0	0	0	0	0	0	0	1,414	0

Totals	$18,911	$173	$(7,501)	$9	$31	$522	$179	$0	$12,324	$397

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$25	$0	$0	$0	$0	$(12)	$0	$(0)	$13	$(12)

Totals	$18,936	$173	$(7,501)	$9	$31	$510	$179	$(0)	$12,337	$385

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$345	Third Party Vendor	Broker Quote	94.125-95.500
Corporate Bonds & Notes
Banking & Finance	4,846	Reference Instrument	Option Adjusted Spread	625.508 bps
Common Stocks
Energy	6	Other Valuation Techniques (2)	—	—
Health Care	4,244	Third Party Vendor	Broker Quote	1.600
Warrants
Information Technology	1,469	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	1,414	Other Valuation Techniques (2)	—	—
Investments in Affiliate, at Value
Common Stocks
Consumer Discretionary	13	Other Valuation Techniques (2)	—	—

Total	$12,337

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.7% ¤
CANADA 2.8%
SOVEREIGN ISSUES 2.8%
Province of Ontario
2.600% due 06/02/2025	CAD	9,300	$6,800
Province of Quebec
6.250% due 06/01/2032		10,000	9,980

Total Canada (Cost $15,555)			16,780

DENMARK 29.4%
CORPORATE BONDS & NOTES 29.4%
Jyske Realkredit A/S
1.000% due 01/01/2019	DKK	50,000	7,673
1.000% due 04/01/2019		125,000	19,256
2.000% due 04/01/2019		125,000	19,315
Nykredit Realkredit A/S
1.000% due 01/01/2019		240,000	36,830
1.000% due 04/01/2019		300,000	46,173
Realkredit Danmark A/S
1.000% due 04/01/2019		174,000	26,791
2.000% due 04/01/2019		125,000	19,291

Total Denmark (Cost $177,470)			175,329

UNITED STATES 6.6%
ASSET-BACKED SECURITIES 2.2%
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •		$244	239
Argent Securities Trust
2.596% due 07/25/2036 •		1,444	535
Asset-Backed Funding Certificates Trust
3.206% due 06/25/2034 •		450	443
Asset-Backed Securities Corp. Home Equity Loan Trust
2.586% due 05/25/2037 •		50	35
Bear Stearns Asset-Backed Securities Trust
2.996% due 06/25/2036 •		123	123
3.166% due 10/25/2032 •		75	75
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •		20	20
Countrywide Asset-Backed Certificates
3.246% due 05/25/2032 •		117	113
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •		115	113
Credit-Based Asset Servicing & Securitization Trust
2.566% due 11/25/2036 •		41	26
2.576% due 01/25/2037 ^•		321	139
Equity One Mortgage Pass-Through Trust
3.106% due 04/25/2034 •		461	418
Home Equity Asset Trust
3.106% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •		32	15
Lehman XS Trust
2.656% due 04/25/2037 ^•		28	27
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust
2.586% due 09/25/2037 •		41	23
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 05/25/2037 •		69	61
2.606% due 11/25/2036 •		7,850	5,036
SLM Student Loan Trust
3.990% due 04/25/2023 •		5,172	5,204
Soundview Home Loan Trust
2.566% due 11/25/2036 •		277	119
Structured Asset Securities Corp. Mortgage Loan Trust
3.849% due 04/25/2035 •		8	7

Washington Mutual Asset-Backed Certificates Trust
2.566% due 10/25/2036 •	30	15

		12,814

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	2	2
Bear Stearns ALT-A Trust
3.918% due 08/25/2036 ^~	35	31
3.975% due 01/25/2036 ^~	959	957
Citigroup Mortgage Loan Trust
4.380% due 08/25/2035 ~	36	36
Countrywide Alternative Loan Trust
2.650% due 02/20/2047 ^•	5,806	4,722
2.666% due 02/25/2047 •	128	122
2.680% due 03/20/2046 •	474	431
2.786% due 12/25/2035 •	244	236
2.786% due 02/25/2037 •	144	130
2.806% due 08/25/2035 •	432	411
2.806% due 12/25/2035 •	993	887
2.856% due 09/25/2035 •	1,433	1,372
3.026% due 12/25/2035 •	51	50
Countrywide Home Loan Mortgage Pass-Through Trust
2.966% due 05/25/2035 •	161	147
3.086% due 03/25/2035 ^•	665	597
3.086% due 04/25/2035 •	6	5
3.106% due 03/25/2035 •	44	40
3.146% due 03/25/2035 •	3,401	3,063
3.166% due 02/25/2035 •	11	11
3.266% due 09/25/2034 •	10	10
4.136% due 08/25/2034 ^~	16	15
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	12	12
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.606% due 10/25/2036 ^•	3	3
Downey Savings & Loan Association Mortgage Loan Trust
2.680% due 03/19/2045 •	471	461
2.730% due 08/19/2045 •	190	182
2.800% due 09/19/2045 •	1,763	1,446
GreenPoint Mortgage Funding Trust
2.966% due 06/25/2045 •	1,771	1,636
HarborView Mortgage Loan Trust
2.710% due 03/19/2036 ^•	1,672	1,541
2.780% due 11/19/2035 •	279	265
2.810% due 06/20/2035 •	66	65
2.950% due 06/19/2035 •	367	364
2.950% due 01/19/2036 ^•	91	76
2.970% due 01/19/2036 •	2,278	1,796
3.130% due 09/19/2035 •	21	19
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.961% due 10/25/2035 ~	24	24
Residential Accredit Loans, Inc. Trust
2.716% due 04/25/2046 •	150	69
Sequoia Mortgage Trust
2.820% due 07/20/2033 •	622	599
3.170% due 10/19/2026 •	6	6
3.288% due 10/20/2034 •	254	251
Structured Asset Mortgage Investments Trust
3.050% due 07/19/2034 •	4	4
Thornburg Mortgage Securities Trust
3.046% due 03/25/2044 •	82	78
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 02/27/2034 •	7	7
2.579% due 10/25/2046 •	40	39
2.579% due 11/25/2046 •	399	393
2.796% due 10/25/2045 •	27	27
2.816% due 01/25/2045 •	16	16
2.863% due 12/25/2046 •	149	147
3.146% due 01/25/2045 •	15	16
3.146% due 07/25/2045 •	14	14
3.357% due 11/25/2042 •	3	3
3.557% due 08/25/2042 •	11	10
Wells Fargo Mortgage-Backed Securities Trust
4.561% due 04/25/2036 ~	4	4
4.607% due 09/25/2034 ~	67	69

		22,917

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
2.626% due 03/25/2034 •	6	6
2.656% due 08/25/2034 •	4	4
2.665% due 09/25/2042 •	34	34
2.906% due 06/25/2029 •	2	2

4.270% due 12/01/2034 •		6	6
4.490% due 11/01/2034 •		23	24
4.947% due 12/01/2030 •		2	2
6.000% due 07/25/2044		18	20
7.000% due 09/25/2023		9	9
Freddie Mac
2.465% due 09/25/2035 •		1,534	1,526
2.786% due 09/25/2031 •		22	22
2.905% due 12/15/2031 •		1	1
3.156% due 02/25/2045 •		34	34
3.357% due 10/25/2044 •		71	72
3.557% due 07/25/2044 •		21	22
4.313% due 10/01/2036 •		32	34
6.500% due 07/15/2028		211	238
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~		51	52
3.125% due 11/20/2024 •		70	70
3.375% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		39	40
3.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~		53	53
3.625% due 04/20/2030 - 06/20/2030 •		354	366
3.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		94	94
6.000% due 08/20/2034		430	471
Small Business Administration
4.625% due 02/01/2025		17	17
5.090% due 10/01/2025		7	7

			3,226

Total United States (Cost $45,439)			38,957

SHORT-TERM INSTRUMENTS 69.9%
REPURCHASE AGREEMENTS (d) 25.8%			153,424

BELGIUM TREASURY BILLS 7.7%
(0.774)% due 05/09/2019 (b)(c)	EUR	40,000	45,954
CANADA TREASURY BILLS 4.2%
1.638% due 03/21/2019 (b)(c)	CAD	34,300	25,035
JAPAN TREASURY BILLS 4.1%
(0.157)% due 02/12/2019 (b)(c)	JPY	2,670,000	24,364
NETHERLANDS TREASURY BILLS 7.7%
(0.633)% due 02/28/2019 (b)(c)	EUR	40,000	45,896
U.K. TREASURY BILLS 17.1%
0.740% due 06/24/2019 (b)(c)	GBP	80,000	101,669
U.S. TREASURY BILLS 3.3%
2.352% due 01/03/2019 - 03/14/2019 (a)(b)(f)(h)		$19,952	19,898

Total Short-Term Instruments (Cost $416,272)			416,240

Total Investments in Securities (Cost $654,736)			647,306

	SHARES
INVESTMENTS IN AFFILIATES 22.0%
SHORT-TERM INSTRUMENTS 22.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.0%
PIMCO Short-Term Floating NAV Portfolio III		13,278,292	131,243

Total Short-Term Instruments (Cost $131,243)			131,243

Total Investments in Affiliates (Cost $131,243)			131,243

Total Investments 130.7% (Cost $785,979)			$778,549
Financial Derivative Instruments (e)(g) 1.3% (Cost or Premiums, net $2,485)			8,013
Other Assets and Liabilities, net (32.0)%			(190,853)

Net Assets 100.0%			$595,709

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.970%	12/31/2018	01/02/2019	$50,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(51,746)	$50,000	$50,008
	3.100	01/02/2019	01/03/2019	50,000	U.S. Treasury Bonds 3.000% - 3.125% due 08/15/2044 - 11/15/2045	(51,496)	50,000	50,003
FICC	1.350	12/31/2018	01/02/2019	1,030	U.S. Treasury Notes 2.000% due 08/31/2021	(1,052)	1,030	1,030
	2.000	12/31/2018	01/02/2019	3,794	U.S. Treasury Notes 2.875% due 09/30/2023	(3,874)	3,794	3,794
NOM	3.150	12/31/2018	01/02/2019	30,800	U.S. Treasury Bonds 3.125% due 02/15/2043	(31,553)	30,800	30,806
TDM	3.130	12/31/2018	01/02/2019	17,800	U.S. Treasury Notes 1.875% due 03/31/2022	(18,290)	17,800	17,803

Total Repurchase Agreements						$(158,011)	$153,424	$153,444

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - MSE Canada Government 10-Year Bond March 2019 Futures	CAD	158.000	02/15/2019	600	$600	$5	$2

Total Purchased Options						$5	$2

Futures Contracts:

Long Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	3,000	$861,804	$(18)	$0	$(43)
Call Options Strike @ EUR 150.000 on United Kingdom Long Gilt March 2019 Futures	02/2019	475		(7)	0	0
Call Options Strike @ EUR 155.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	75	1	0	0	0
Call Options Strike @ EUR 156.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	227	3	0	0	0
Call Options Strike @ EUR 159.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	414	5	(1)	0	0
Call Options Strike @ EUR 159.500 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	4,908	56	(5)	0	0
Call Options Strike @ EUR 160.000 on Euro-BTP Italy Government Bond March 2019 Futures	02/2019	200	2	0	0	0
Call Options Strike @ EUR 165.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	3,200	37	(3)	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond March 2019 Futures	02/2019	400	5	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	1,427	16	(1)	0	0
Put Options Strike @ EUR 151.500 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	1,550	18	(2)	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond March 2019 Futures	02/2019	250	3	0	0	0

				$(37)	$0	$(43)

Short Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2019	1,236	$(115,504)	$(1,433)	$0	$(548)
Canada Government 10-Year Bond March Futures	03/2019	750	(75,137)	(1,866)	28	(9)
Euro-BTP Italy Government Bond March Futures	03/2019	4,350	(637,056)	(22,624)	0	(719)
Euro-Buxl 30-Year Bond March Futures	03/2019	558	(115,475)	(2,626)	524	0
Euro-OAT France Government 10-Year Bond March Futures	03/2019	3,628	(626,842)	(723)	873	0
United Kingdom Long Gilt March Futures	03/2019	120	(18,839)	(156)	20	(209)

				$(29,428)	$1,445	$(1,485)

Total Futures Contracts				$(29,465)	$1,445	$(1,528)

Swap Agreements:

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	3,000	$(60)	$0	$(60)	$1	$0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	879	3	882	26	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	211,200	(2,758)	(3,812)	(6,570)	0	(635)
Pay (2)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	400	1	5	6	0	0
Pay (2)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		447,100	2,460	5,031	7,491	468	0
Pay (2)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		305,900	736	2,608	3,344	463	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		40,800	(259)	3,180	2,921	51	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		104,700	2,481	5,308	7,789	131	0
Receive (2)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		23,300	799	(1,550)	(751)	0	(21)
Receive (2)	6-Month EUR-EURIBOR	1.500	Annual	06/19/2049		5,900	(92)	(70)	(162)	0	(5)
Receive (2)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	101,500	1,879	(1,448)	431	0	(175)
Receive (2)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		114,700	1,065	(1,837)	(772)	0	(434)
Receive (2)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		17,500	(135)	53	(82)	0	(85)
Receive (2)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		26,500	(163)	(1,579)	(1,742)	0	(297)
Receive (2)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		55,200	(3,833)	297	(3,536)	0	(621)
Pay (2)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	38,060,000	1,089	161	1,250	51	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		66,770,000	(3,675)	(6,572)	(10,247)	22	(57)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		22,580,000	(424)	(2,794)	(3,218)	0	(32)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,650,000	217	(842)	(625)	0	(11)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		5,350,000	467	(1,134)	(667)	0	(17)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		15,850,000	855	2,223	3,078	52	0
Pay	6-Month JPY-LIBOR	0.309	Semi-Annual	10/31/2028		1,930,000	(24)	275	251	14	0
Pay	6-Month JPY-LIBOR	0.338	Semi-Annual	11/12/2028		7,130,000	0	1,110	1,110	52	0
Receive (2)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,239,000	(203)	(326)	(529)	0	(11)
Receive (2)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		1,960,000	23	(483)	(460)	0	(10)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		11,010,000	776	(5,144)	(4,368)	0	(36)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		1,170,000	72	(417)	(345)	0	(10)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		3,480,000	0	(1,514)	(1,514)	0	(32)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		11,550,000	349	(4,537)	(4,188)	0	(106)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		900,000	(90)	(568)	(658)	4	0

Total Swap Agreements							$2,432	$(14,373)	$(11,941)	$1,335	$(2,595)

(f)

Securities with an aggregate market value of $11,482 and cash of $53,606 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

Unsettled variation margin asset of $0 and liability of $(449) for closed futures and unsettled variation margin asset of $0 and liability of $(11) for closed swap agreements is outstanding at period end.

(2)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	66,664		$50,058	$1,215	$0
	01/2019	JPY	2,816,100		25,221	0	(481)
	01/2019	MXN	137,665		6,833	0	(165)
	01/2019		$1,359	DKK	8,553	0	(47)
	01/2019		8,368	EUR	7,330	36	0
	02/2019	SEK	36,708		$4,061	0	(95)
	04/2019	DKK	813,410		130,080	4,259	0
BPS	01/2019		181,800		29,481	1,582	0
	01/2019	JPY	10,114,200		90,033	0	(2,275)
	01/2019		$100,585	GBP	79,230	402	0
BRC	01/2019		73,892		58,285	428	0
	01/2019		4,389	JPY	495,300	131	0
CBK	01/2019	EUR	132,156		$150,869	1	(649)
	01/2019		$12,891	EUR	11,335	105	0
	01/2019		2,284	GBP	1,800	11	0
DUB	01/2019	DKK	152,293		$25,273	1,903	0
	01/2019		$131,220	DKK	830,258	0	(3,812)
GLM	01/2019	AUD	4,224		$3,051	75	0
	01/2019	EUR	7,693		8,768	0	(52)
	01/2019	GBP	45,857		58,136	0	(336)
	01/2019		$11,549	AUD	15,799	0	(419)
	01/2019		28,715	CAD	38,064	0	(827)
	01/2019		5,180	EUR	4,538	23	0
	01/2019		134,120	GBP	105,026	125	(326)
	01/2019		23,306	JPY	2,620,600	611	0
HUS	01/2019	CAD	1,424		$1,057	14	0
	01/2019	GBP	9,088		11,489	0	(99)
	01/2019	JPY	5,335,400		47,828	0	(866)
	01/2019		$811	EUR	711	4	0
	01/2019		21,028	JPY	2,376,800	664	0
	01/2019		6,911	MXN	138,928	136	0
	01/2019		2,500	RUB	169,644	0	(73)
IND	01/2019	DKK	415,750		$70,167	6,368	0
	01/2019		$3,424	EUR	3,000	15	0
	01/2019		183,966	JPY	20,853,652	6,357	0
JPM	01/2019	AUD	12,510		$9,238	425	0
	01/2019	EUR	11,851		13,505	0	(82)
	01/2019	GBP	135,743		172,964	362	(484)
	01/2019	JPY	11,143,100		98,608	0	(3,091)
	01/2019		$22,413	EUR	19,532	0	(20)
	01/2019		5,464	GBP	4,273	0	(16)
	01/2019		28,072	JPY	3,163,200	797	0
RBC	01/2019		739	CAD	1,000	0	(6)
RYL	01/2019	EUR	16,142		$18,469	0	(37)
	01/2019	JPY	5,888,000		52,511	0	(1,226)
	01/2019		6,860	EUR	6,007	27	0
	01/2019		6,342	GBP	5,000	34	0
SCX	01/2019	AUD	6,923		$5,058	181	0
	01/2019		$38,371	EUR	33,600	151	0
	02/2019	JPY	2,670,000		$23,779	0	(650)
SOG	01/2019	RUB	166,407		2,512	130	0
	01/2019		$2,219	CAD	2,992	0	(27)
SSB	01/2019	JPY	11,004,800		$98,211	0	(2,226)
	01/2019		$4,594	EUR	4,007	0	0
	01/2019		760	GBP	600	5	0
	03/2019		237	SGD	324	1	0
TOR	01/2019		12,614	EUR	11,000	0	(3)
UAG	01/2019	DKK	458,824		$74,753	4,412	(68)
	01/2019	EUR	358		411	1	0
	01/2019	GBP	72,239		92,463	351	0
	01/2019	JPY	11,059,400		98,071	0	(2,864)
	01/2019		$12,240	DKK	76,955	0	(430)
	02/2019	GBP	5,337		$6,922	105	0
	04/2019		$12,793	DKK	83,149	69	0

Total Forward Foreign Currency Contracts						$31,516	$(21,752)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC GBP versus USD		$0.900	02/26/2019	GBP	83,500	$11	$1
	Put - OTC GBP versus USD		0.910	03/01/2019		5,000	1	0
BPS	Put - OTC USD versus JPY	JPY	105.000	01/16/2019		$82,000	8	42
	Put - OTC USD versus JPY		103.500	01/18/2019		18,000	2	5
	Put - OTC USD versus JPY		99.500	01/24/2019		15,000	1	1
	Put - OTC USD versus SEK	SEK	7.750	01/18/2019		4,000	0	0
GLM	Call - OTC GBP versus USD		$1.440	01/16/2019	GBP	77,000	10	0
HUS	Call - OTC USD versus JPY	JPY	118.000	01/03/2019		$35,000	3	0
	Put - OTC USD versus JPY		85.000	02/22/2019		50,000	5	1
	Call - OTC USD versus JPY		124.000	03/01/2019		70,000	7	0

Total Purchased Options							$48	$50

(h)

Securities with an aggregate market value of $7,346 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$16,780	$0	$16,780
Denmark
Corporate Bonds & Notes	0	175,329	0	175,329
United States
Asset-Backed Securities	0	12,814	0	12,814
Non-Agency Mortgage-Backed Securities	0	22,917	0	22,917
U.S. Government Agencies	0	3,226	0	3,226
Short-Term Instruments
Repurchase Agreements	0	153,424	0	153,424
Belgium Treasury Bills	0	45,954	0	45,954
Canada Treasury Bills	0	25,035	0	25,035
Japan Treasury Bills	0	24,364	0	24,364
Netherlands Treasury Bills	0	45,896	0	45,896
U.K. Treasury Bills	0	101,669	0	101,669
U.S. Treasury Bills	0	19,898	0	19,898
	$0	$647,306	$0	$647,306

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131,243	$0	$0	$131,243

Total Investments	$131,243	$647,306	$0	$778,549

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,447	1,335	0	2,782
Over the counter	0	31,566	0	31,566
	$1,447	$32,901	$0	$34,348

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,528)	(2,595)	0	(4,123)
Over the counter	0	(21,752)	0	(21,752)

	$(1,528)	$(24,347)	$0	$(25,875)

Total Financial Derivative Instruments	$(81)	$8,554	$0	$8,473

Totals	$131,162	$655,860	$0	$787,022

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Credit Bond Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~	$4,278	$4,129
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(f)	6,647	6,645
Dell International LLC
4.530% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,376	2,288
Delta Air Lines, Inc.
4.703% (LIBOR03M + 1.900%) due 09/30/2019 ~(f)	6,559	6,561
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	19,949	19,089
Marriott Ownership Resorts, Inc.
4.772% (LIBOR03M + 2.250%) due 08/29/2025 ~	800	781
WR Grace & Co.
4.553% (LIBOR03M + 1.750%) due 04/03/2025 ~	110	107
4.563% (LIBOR03M + 1.750%) due 04/03/2025 ~	189	184
Wyndham Hotels & Resorts, Inc.
4.272% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,796	1,730

Total Loan Participations and Assignments (Cost $42,505)		41,514

CORPORATE BONDS & NOTES 91.8%
BANKING & FINANCE 45.0%
ABN AMRO Bank NV
2.450% due 06/04/2020	1,800	1,779
3.085% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,101
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,259	6,304
AGFC Capital Trust
4.186% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,386
Air Lease Corp.
2.750% due 01/15/2023	300	284
3.000% due 09/15/2023	3,300	3,102
3.250% due 03/01/2025	2,343	2,161
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	300	290
American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,080
American Homes 4 Rent LP
4.250% due 02/15/2028	1,600	1,550
American International Group, Inc.
3.375% due 08/15/2020	11	11
5.750% due 04/01/2048 •	300	262
American Tower Corp.
2.250% due 01/15/2022	600	575
2.800% due 06/01/2020	3,900	3,871
3.300% due 02/15/2021	400	398
3.450% due 09/15/2021	557	557
5.050% due 09/01/2020	5,247	5,374
5.900% due 11/01/2021	812	859
Assurant, Inc.
4.072% (US0003M + 1.250%) due 03/26/2021 ~	1,900	1,899
AvalonBay Communities, Inc.
2.866% (US0003M + 0.430%) due 01/15/2021 ~	5,000	4,965
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,227
7.125% due 10/15/2020	14,600	15,358
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	1,200	1,137
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,551
Banco Santander S.A.
4.379% due 04/12/2028	4,800	4,493
Bank of America Corp.
3.437% (US0003M + 0.960%) due 07/23/2024 ~	6,200	6,090
3.487% (US0003M + 1.000%) due 04/24/2023 ~	2,500	2,475
3.875% due 08/01/2025	6,000	5,943
5.875% due 03/15/2028 •(d)	21,585	19,678
7.625% due 06/01/2019	4,665	4,748
Barclays Bank PLC
7.625% due 11/21/2022 (e)	3,600	3,737
10.179% due 06/12/2021	250	281

Barclays PLC
2.875% due 06/08/2020	200	197
3.200% due 08/10/2021	2,800	2,722
3.650% due 03/16/2025	6,800	6,285
3.684% due 01/10/2023	2,300	2,212
4.009% (US0003M + 1.380%) due 05/16/2024 ~	14,000	13,341
4.046% (US0003M + 1.430%) due 02/15/2023 ~	3,400	3,273
4.337% due 01/10/2028	7,200	6,678
4.836% due 05/09/2028	200	184
BBVA Bancomer S.A.
5.125% due 01/18/2033 •	7,800	6,796
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,009
5.375% due 07/24/2023	6,000	6,093
BNP Paribas S.A.
7.000% due 08/16/2028 •(d)(e)	400	381
7.375% due 08/19/2025 •(d)(e)	500	499
BOC Aviation Ltd.
3.609% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,110
Boston Properties LP
2.750% due 10/01/2026	7	6
BPCE S.A.
4.500% due 03/15/2025	5,700	5,526
Brixmor Operating Partnership LP
3.591% (US0003M + 1.050%) due 02/01/2022 ~	2,900	2,890
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,804
7.875% due 10/15/2019	13,200	13,591
Caterpillar Financial Services Corp.
3.126% (US0003M + 0.510%) due 05/15/2023 ~	2,600	2,552
CBL & Associates LP
5.950% due 12/15/2026	900	691
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)	700	589
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020	300	299
Citigroup, Inc.
2.876% due 07/24/2023 •	400	387
3.200% due 10/21/2026	5,000	4,622
3.204% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,420
3.400% due 05/01/2026	875	825
3.437% (US0003M + 0.950%) due 07/24/2023 ~	10,000	9,770
3.520% due 10/27/2028 •	226	211
3.668% due 07/24/2028 •	9	9
3.740% (US0003M + 1.100%) due 05/17/2024 ~	1,000	976
3.749% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,561
3.761% (US0003M + 1.023%) due 06/01/2024 ~	1,369	1,342
3.887% due 01/10/2028 •	12,900	12,421
4.075% due 04/23/2029 •	4,900	4,788
4.168% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,903
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,725
5.300% due 09/15/2043	500	586
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,283
4.875% due 04/01/2021	6,500	6,621
Cooperatieve Rabobank UA
4.750% due 01/15/2020	2,969	3,018
Country Garden Holdings Co. Ltd.
7.500% due 03/09/2020	5,800	5,883
Credit Suisse AG
3.625% due 09/09/2024	6,800	6,677
6.500% due 08/08/2023 (e)	4,700	4,914
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,300	1,238
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,636
3.750% due 03/26/2025	10,200	9,771
3.800% due 06/09/2023	4,800	4,715
Crown Castle International Corp.
3.150% due 07/15/2023	3,000	2,887
3.400% due 02/15/2021	1,695	1,695
4.450% due 02/15/2026	1,400	1,397
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(d)	3,500	3,456
Deutsche Bank AG
2.700% due 07/13/2020	7,400	7,199
3.150% due 01/22/2021	7,900	7,639
3.300% due 11/16/2022	400	371
3.406% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,473
3.766% (US0003M + 1.290%) due 02/04/2021 ~	14,140	13,756
4.250% due 10/14/2021	23,300	22,795
Digital Realty Trust LP
3.400% due 10/01/2020	500	499
3.700% due 08/15/2027	2,700	2,554

Discover Bank
3.100% due 06/04/2020	500	497
Discover Financial Services
4.100% due 02/09/2027	1,500	1,403
Doctors Co.
6.500% due 10/15/2023	675	729
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	526	547
EPR Properties
4.500% due 04/01/2025	3,500	3,460
4.500% due 06/01/2027	1,178	1,138
4.750% due 12/15/2026	10,000	9,913
5.250% due 07/15/2023	2,100	2,167
ERP Operating LP
4.500% due 07/01/2044	300	303
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,514
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	2,200	2,119
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,132
First American Financial Corp.
4.300% due 02/01/2023	2,975	2,989
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	9,343	8,991
2.425% due 06/12/2020	8,398	8,179
2.459% due 03/27/2020	3,080	3,016
2.597% due 11/04/2019	2,700	2,671
2.681% due 01/09/2020	5,290	5,203
2.943% due 01/08/2019	3,900	3,900
2.989% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,070
3.157% due 08/04/2020	1,900	1,862
3.200% due 01/15/2021	1,400	1,357
3.218% (US0003M + 0.810%) due 04/05/2021 ~	4,800	4,678
3.606% (US0003M + 0.830%) due 03/12/2019 ~	3,000	2,998
4.083% (US0003M + 1.270%) due 03/28/2022 ~	300	287
5.875% due 08/02/2021	200	205
8.125% due 01/15/2020	2,572	2,671
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	1,000	965
3.373% due 11/15/2025	247	220
General Motors Financial Co., Inc.
2.350% due 10/04/2019	3,946	3,912
3.150% due 06/30/2022	119	114
3.200% due 07/13/2020	5,100	5,038
3.986% (US0003M + 1.550%) due 01/14/2022 ~	13,000	12,828
4.250% due 05/15/2023	10	10
Global Bank Corp.
4.500% due 10/20/2021	500	486
GLP Capital LP
5.750% due 06/01/2028	1,200	1,216
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	3,150	3,060
2.908% due 06/05/2023 •	3,700	3,555
3.487% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,101
3.618% (US0003M + 1.110%) due 04/26/2022 ~	9,000	8,903
3.691% due 06/05/2028 •	600	559
3.750% due 02/25/2026	4,600	4,359
3.801% (US0003M + 1.050%) due 06/05/2023 ~	11,200	10,937
4.017% due 10/31/2038 •	1,600	1,410
4.223% due 05/01/2029 •	22,900	22,094
4.306% (US0003M + 1.600%) due 11/29/2023 ~	100	99
4.459% (US0003M + 1.770%) due 02/25/2021 ~	4,600	4,664
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	449	429
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	1,900	1,905
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	1,400	1,379
2.400% due 06/15/2020	504	495
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	586
Host Hotels & Resorts LP
3.875% due 04/01/2024	1,006	994
4.000% due 06/15/2025	1,133	1,102
HSBC Bank PLC
4.125% due 08/12/2020	6,900	6,982
HSBC Capital Funding LP
10.176% due 06/30/2030 •(d)	4,850	6,972
HSBC Holdings PLC
3.033% due 11/22/2023 •	2,000	1,937
3.240% (US0003M + 0.600%) due 05/18/2021 ~	3,600	3,548
4.156% (US0003M + 1.380%) due 09/12/2026 ~	800	789
4.300% due 03/08/2026	600	593
6.250% due 03/23/2023 •(d)(e)	4,900	4,600
6.500% due 03/23/2028 •(d)(e)	6,300	5,733

Hudson Pacific Properties LP
3.950% due 11/01/2027	2,000	1,863
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	1,300	1,316
ICICI Bank Ltd.
3.500% due 03/18/2020	6,000	5,979
4.800% due 05/22/2019	3,800	3,816
5.750% due 11/16/2020	1,800	1,855
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	2,800	2,679
ING Groep NV
3.797% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,566
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	8,500	8,722
International Lease Finance Corp.
6.250% due 05/15/2019	6,600	6,659
8.250% due 12/15/2020	2,500	2,690
8.625% due 01/15/2022	8,800	9,790
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	1,993
6.500% due 02/24/2021	11,629	11,927
JPMorgan Chase & Co.
3.317% (US0003M + 0.550%) due 03/09/2021 ~	8,900	8,860
3.367% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,248
3.717% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,101
3.797% due 07/23/2024 •	5,150	5,162
3.900% due 07/15/2025	5	5
4.005% due 04/23/2029 •	10,900	10,732
4.400% due 07/22/2020	17	17
5.990% (US0003M + 3.470%) due 01/30/2019 ~(d)	2,167	2,145
8.750% due 09/01/2030	75	98
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •	400	398
Kilroy Realty LP
3.450% due 12/15/2024	3,000	2,902
4.375% due 10/01/2025	3,800	3,820
Legg Mason, Inc.
5.625% due 01/15/2044	1,000	991
Lincoln National Corp.
4.000% due 09/01/2023	100	102
Lloyds Bank PLC
2.400% due 03/17/2020	8,900	8,775
2.700% due 08/17/2020	500	494
5.800% due 01/13/2020	10,600	10,851
7.500% due 04/02/2032 Ø	2,400	1,929
Lloyds Banking Group PLC
3.750% due 01/11/2027	13,600	12,522
4.450% due 05/08/2025	14,700	14,623
Macquarie Group Ltd.
3.189% due 11/28/2023 •	7,500	7,222
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	800	792
MetLife, Inc.
6.400% due 12/15/2066	30	31
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,488
4.200% due 06/15/2028	3,500	3,523
Mitsubishi UFJ Financial Group, Inc.
3.158%( US0003M + 0.650%) due 07/26/2021 ~	6,200	6,179
3.839% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,716
4.618% (US0003M + 1.880%) due 03/01/2021 ~	400	410
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	4,700	4,674
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,800	7,724
2.450% due 04/16/2019	1,300	1,298
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	5,000	4,907
Morgan Stanley
2.750% due 05/19/2022	5	5
3.168% (US0003M + 0.550%) due 02/10/2021 ~	1,800	1,780
3.399% (US0003M + 0.930%) due 07/22/2022 ~	2,200	2,170
3.737% due 04/24/2024 •	20,500	20,363
3.811% (US0003M + 1.220%) due 05/08/2024 ~	4,900	4,830
3.887% (US0003M + 1.400%) due 10/24/2023 ~	3,000	2,987
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	3,520	3,380
Nationwide Building Society
4.302% due 03/08/2029 •	13,200	12,434
4.363% due 08/01/2024 •	6,000	5,884
Nissan Motor Acceptance Corp.
3.308% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,432
Nordea Bank Abp
2.500% due 09/17/2020	300	296
4.875% due 01/27/2020	900	916

NTT Finance Corp.
1.900% due 07/21/2021	7,500	7,236
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,131
5.250% due 01/15/2026	900	918
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	2,000	2,035
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~	7,000	6,998
Pacific Life Insurance Co.
9.250% due 06/15/2039	900	1,386
Physicians Realty LP
4.300% due 03/15/2027	1,975	1,922
Regency Centers LP
3.600% due 02/01/2027	200	192
4.125% due 03/15/2028	100	99
4.400% due 02/01/2047	200	188
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	8,978
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027	300	286
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,850	3,695
4.372% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,075
4.892% due 05/18/2029 •	3,000	2,871
5.076% due 01/27/2030 •	10,400	10,054
Santander Holdings USA, Inc.
3.700% due 03/28/2022	11,920	11,715
4.400% due 07/13/2027	3,000	2,845
4.450% due 12/03/2021	6,300	6,413
4.500% due 07/17/2025	500	496
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	5,872
Santander UK PLC
2.125% due 11/03/2020	8,000	7,814
3.400% due 06/01/2021	3,400	3,384
5.000% due 11/07/2023	800	783
SBA Tower Trust
2.877% due 07/15/2046	1,200	1,179
3.168% due 04/09/2047	100	99
Siam Commercial Bank PCL
3.500% due 04/07/2019	1,000	1,001
SL Green Operating Partnership LP
3.609% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,474
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,292
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	600	582
4.125% due 07/15/2023	4,200	4,221
State Street Corp.
5.625% due 12/15/2023 •(d)	4,500	4,258
STORE Capital Corp.
4.500% due 03/15/2028	2,700	2,615
Sumitomo Mitsui Financial Group, Inc.
2.784% due 07/12/2022	183	178
4.447% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,447
Sumitomo Mitsui Trust Bank Ltd.
3.249% (US0003M + 0.510%) due 03/06/2019 ~	400	400
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •	2,800	2,842
Temasek Financial Ltd.
2.375% due 01/23/2023	5,000	4,846
UBS AG
2.350% due 03/26/2020	3,350	3,317
3.218% (US0003M + 0.480%) due 12/01/2020 ~	400	398
3.347% due 06/08/2020 •	8,400	8,399
7.625% due 08/17/2022 (e)	5,125	5,471
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	18,200	17,512
3.566% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,228
4.125% due 09/24/2025	700	696
UniCredit SpA
3.750% due 04/12/2022	5,000	4,817
7.830% due 12/04/2023	10,200	10,681
USB Capital
3.500% due 01/31/2019 •(d)	14,250	10,563
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019	3,000	3,007
Ventas Realty LP
3.250% due 08/15/2022	500	494
VEREIT Operating Partnership LP
3.000% due 02/06/2019	2,400	2,399
3.950% due 08/15/2027	13,700	12,748
4.875% due 06/01/2026	900	901
Vonovia Finance BV
5.000% due 10/02/2023	4,655	4,819

Wachovia Capital Trust
5.570% due 01/31/2019 •(d)	10,010	9,067
Washington Prime Group LP
5.950% due 08/15/2024	2,700	2,371
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,685
3.750% due 09/17/2024	3,400	3,379
Wells Fargo & Co.
3.500% due 03/08/2022	2	2
3.550% due 09/29/2025	92	89
Wells Fargo Bank N.A.
3.550% due 08/14/2023	7,600	7,577
3.625% due 10/22/2021	12,400	12,478
6.600% due 01/15/2038	720	893
Weyerhaeuser Co.
7.375% due 10/01/2019	8,734	8,976
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,095

		1,146,803

INDUSTRIALS 38.8%
AbbVie, Inc.
2.900% due 11/06/2022	3,853	3,752
3.200% due 11/06/2022	14,277	14,076
4.250% due 11/14/2028	5,000	4,867
Activision Blizzard, Inc.
2.300% due 09/15/2021	1,000	975
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027	1,100	1,025
Allergan, Inc.
2.800% due 03/15/2023	1,000	959
Altria Group, Inc.
4.750% due 05/05/2021	2,536	2,593
Amgen, Inc.
3.625% due 05/22/2024	300	299
4.100% due 06/15/2021	1,614	1,647
4.663% due 06/15/2051	400	379
Andeavor Logistics LP
5.250% due 01/15/2025	800	815
5.500% due 10/15/2019	1,775	1,790
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,333
Applied Materials, Inc.
3.300% due 04/01/2027	700	673
Aptiv PLC
4.250% due 01/15/2026	700	682
Arrow Electronics, Inc.
3.250% due 09/08/2024	6,100	5,689
4.500% due 03/01/2023	9,970	10,109
Autodesk, Inc.
3.600% due 12/15/2022	1,000	992
Bacardi Ltd.
4.450% due 05/15/2025	6,500	6,425
4.500% due 01/15/2021	1,100	1,110
5.150% due 05/15/2038	5,600	5,165
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,085
4.375% due 05/14/2024	2,600	2,627
BAT Capital Corp.
2.764% due 08/15/2022	5,955	5,630
3.204% due 08/14/2020 •	11,000	10,894
3.557% due 08/15/2027	5,000	4,449
BAT International Finance PLC
2.750% due 06/15/2020	1,145	1,125
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,400	1,364
3.452% (US0003M + 0.630%) due 06/25/2021 ~	1,600	1,579
3.875% due 12/15/2023	5,000	4,914
4.250% due 12/15/2025	7,500	7,314
BMW U.S. Capital LLC
3.100% due 04/12/2021	1,800	1,783
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	100	97
Boston Scientific Corp.
6.000% due 01/15/2020	4,003	4,105
Braskem Finance Ltd.
6.450% due 02/03/2024	400	422
Braskem Netherlands Finance BV
4.500% due 01/10/2028	1,400	1,299
BRF S.A.
4.750% due 05/22/2024	700	647
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,898	1,866
4.125% due 03/20/2033	2,599	2,572

Broadcom Corp.
3.000% due 01/15/2022	5,800	5,582
3.500% due 01/15/2028	2,700	2,345
3.875% due 01/15/2027	7,500	6,744
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	7,462
Campbell Soup Co.
2.500% due 08/02/2022	5,300	5,024
3.288% (US0003M + 0.500%) due 03/16/2020 ~	4,500	4,461
3.300% due 03/15/2021	8,784	8,743
3.950% due 03/15/2025	6,203	5,953
4.250% due 04/15/2021	1,384	1,405
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,334	1,375
CBS Corp.
3.375% due 02/15/2028	900	818
Celanese U.S. Holdings LLC
4.625% due 11/15/2022	3,000	3,086
Celgene Corp.
2.250% due 08/15/2021	5,200	5,044
2.875% due 02/19/2021	2,645	2,619
3.250% due 02/20/2023	12,800	12,510
CenterPoint Energy Resources Corp.
4.000% due 04/01/2028	3,400	3,437
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	2,000	2,011
Charter Communications Operating LLC
4.464% due 07/23/2022	10,000	10,103
4.908% due 07/23/2025	19,800	19,707
5.375% due 05/01/2047	800	728
Chevron Phillips Chemical Co. LLC
3.300% due 05/01/2023	1,100	1,089
Cigna Holding Co.
3.250% due 04/15/2025	200	191
Cimarex Energy Co.
4.375% due 06/01/2024	1,914	1,905
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	2,140	2,601
Comcast Corp.
3.038% (US0003M + 0.630%) due 04/15/2024 ~	200	196
3.150% due 02/15/2028	4,000	3,763
3.237% (US0003M + 0.440%) due 10/01/2021 ~	400	396
3.300% due 10/01/2020	100	100
3.700% due 04/15/2024	100	101
Conagra Brands, Inc.
3.219% (US0003M + 0.750%) due 10/22/2020 ~	800	798
4.300% due 05/01/2024	1,000	995
Concho Resources, Inc.
3.750% due 10/01/2027	14,700	13,871
Constellation Brands, Inc.
2.250% due 11/06/2020	6,455	6,333
2.650% due 11/07/2022	2,345	2,247
4.250% due 05/01/2023	4	4
4.400% due 11/15/2025	6,500	6,525
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	292	292
4.750% due 07/12/2022	5,338	5,413
7.250% due 05/10/2021	530	544
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	4,800	4,807
CRH America Finance, Inc.
3.950% due 04/04/2028	8,000	7,631
CRH America, Inc.
3.875% due 05/18/2025	5,000	4,814
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,448
3.720% due 07/15/2043	500	499
4.241% due 07/15/2048	900	897
CVS Health Corp.
2.750% due 12/01/2022	5,100	4,913
3.500% due 07/20/2022	2,624	2,608
3.700% due 03/09/2023	12,500	12,377
4.100% due 03/25/2025	3,000	2,978
4.125% due 05/15/2021	5,000	5,062
4.300% due 03/25/2028	4,400	4,317
CVS Pass-Through Trust
7.507% due 01/10/2032	1,694	1,960
D.R. Horton, Inc.
2.550% due 12/01/2020	2,927	2,857
4.000% due 02/15/2020	500	501
4.375% due 09/15/2022	1,200	1,215
Daimler Finance North America LLC
2.000% due 07/06/2021	2,800	2,695
2.200% due 10/30/2021	1,850	1,785
2.250% due 03/02/2020	2,150	2,121
2.450% due 05/18/2020	200	198

3.350% due 05/04/2021	8,265	8,242
Dell International LLC
3.480% due 06/01/2019	9,410	9,383
4.420% due 06/15/2021	34,062	34,047
5.450% due 06/15/2023	3,600	3,667
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	2,200	2,112
2.225% due 01/17/2020	7,675	7,581
Discovery Communications LLC
2.750% due 11/15/2019	2,200	2,178
3.502% (US0003M + 0.710%) due 09/20/2019 ~	500	500
DP World Crescent Ltd.
4.848% due 09/26/2028	7,500	7,361
eBay, Inc.
2.600% due 07/15/2022	1,129	1,092
2.875% due 08/01/2021	900	888
EMD Finance LLC
2.400% due 03/19/2020	500	495
Enbridge Energy Partners LP
5.875% due 10/15/2025	1,800	1,954
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~	1,000	997
Energy Transfer Operating LP
4.750% due 01/15/2026	14,000	13,633
6.050% due 06/01/2041	2,134	2,047
6.125% due 12/15/2045	200	196
6.625% due 10/15/2036	3,170	3,268
9.000% due 04/15/2019	2,075	2,110
Energy Transfer Partners LP
5.750% due 09/01/2020	300	308
Enterprise Products Operating LLC
2.550% due 10/15/2019	5,619	5,590
3.350% due 03/15/2023	1,115	1,101
3.750% due 02/15/2025	6,700	6,641
4.150% due 10/16/2028	14,100	14,066
EOG Resources, Inc.
4.150% due 01/15/2026	7,364	7,573
EQM Midstream Partners LP
4.000% due 08/01/2024	2,400	2,299
4.750% due 07/15/2023	2,900	2,889
ERAC USA Finance LLC
2.350% due 10/15/2019	500	497
2.600% due 12/01/2021	1,700	1,655
Express Scripts Holding Co.
2.600% due 11/30/2020	1,250	1,231
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	546
5.000% due 10/15/2025	1,307	1,362
Flex Ltd.
4.625% due 02/15/2020	2,246	2,258
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021	2,556	2,634
GATX Corp.
4.750% due 06/15/2022	2,526	2,624
General Electric Co.
3.100% due 01/09/2023	3,742	3,495
3.788% (US0003M + 1.000%) due 03/15/2023 ~	800	722
5.000% due 01/21/2021 •(d)	2,400	1,839
5.550% due 05/04/2020	1,200	1,221
General Mills, Inc.
3.459% (US0003M + 1.010%) due 10/17/2023 ~	5,000	4,887
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,852
4.875% due 10/02/2023	61	61
Georgia-Pacific LLC
3.163% due 11/15/2021	4,069	4,034
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	947
Harris Corp.
3.166% due 02/27/2019 ~	700	700
HCA, Inc.
5.875% due 03/15/2022	7,400	7,604
Heathrow Funding Ltd.
4.875% due 07/15/2023	2,505	2,588
Hess Corp.
7.875% due 10/01/2029	2,000	2,242
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	624
IHS Markit Ltd.
4.750% due 08/01/2028	12,600	12,317
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,176	6,085
3.500% due 02/11/2023	1,300	1,264
3.750% due 07/21/2022	2,000	1,985
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020	4,700	4,705
4.450% due 09/26/2028	2,100	2,136

Japan Tobacco, Inc.
2.000% due 04/13/2021	6,313	6,139
Kerr-McGee Corp.
7.875% due 09/15/2031	438	526
Kinder Morgan, Inc.
3.050% due 12/01/2019	700	696
5.000% due 02/15/2021	5,805	5,949
6.500% due 09/15/2020	400	419
8.050% due 10/15/2030	7,700	9,059
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,525
Komatsu Finance America, Inc.
2.118% due 09/11/2020	8,225	8,058
2.437% due 09/11/2022	2,600	2,505
Kraft Heinz Foods Co.
2.800% due 07/02/2020	10,070	9,985
3.021% (US0003M + 0.420%) due 08/09/2019 ~	2,500	2,494
3.188% (US0003M + 0.570%) due 02/10/2021 ~	700	694
3.500% due 06/06/2022	4,251	4,219
3.500% due 07/15/2022	1,345	1,327
3.950% due 07/15/2025	4	4
4.625% due 01/30/2029	8,000	7,930
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	337	326
Marriott International, Inc.
2.300% due 01/15/2022	800	770
Masco Corp.
5.950% due 03/15/2022	786	833
7.125% due 03/15/2020	129	135
McCormick & Co., Inc.
3.900% due 07/15/2021	1,200	1,212
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	400	392
Medtronic, Inc.
3.500% due 03/15/2025	14,800	14,760
Microchip Technology, Inc.
3.922% due 06/01/2021	600	596
Mitsubishi Corp.
2.625% due 07/14/2022	3,900	3,818
Molson Coors Brewing Co.
2.100% due 07/15/2021	4,290	4,139
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,527
Mondelez International, Inc.
3.625% due 05/07/2023	13,120	13,151
Mylan, Inc.
4.550% due 04/15/2028	4,500	4,204
NetApp, Inc.
3.250% due 12/15/2022	6,500	6,354
3.375% due 06/15/2021	1,475	1,470
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	700	709
Northern Natural Gas Co.
4.100% due 09/15/2042	580	556
Northwest Pipeline LLC
4.000% due 04/01/2027	7,470	7,277
Novolipetsk Steel Via Steel Funding DAC
4.500% due 06/15/2023	900	879
NXP BV
3.875% due 09/01/2022	5,300	5,101
4.875% due 03/01/2024	5,000	5,028
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/31/2019 (c)(d)	408	7
ONEOK Partners LP
4.900% due 03/15/2025	10,796	10,956
5.000% due 09/15/2023	2,300	2,372
Owens Corning
4.200% due 12/15/2022	2,050	2,037
4.200% due 12/01/2024	1,800	1,788
Pacific National Finance Pty. Ltd.
6.000% due 04/07/2023	1,576	1,678
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	6,000	5,971
3.950% due 03/10/2025	4,550	4,465
4.875% due 07/11/2022	1,800	1,865
Philip Morris International, Inc.
2.500% due 11/02/2022	7,917	7,613
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 04/24/2023	1,500	1,406
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,204
QVC, Inc.
5.125% due 07/02/2022	2,383	2,410
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	900	917

Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	13,163	12,648
RELX Capital, Inc.
3.500% due 03/16/2023	100	99
Republic Services, Inc.
5.000% due 03/01/2020	128	131
Reynolds American, Inc.
6.875% due 05/01/2020	8,846	9,207
Roche Holdings, Inc.
2.375% due 01/28/2027	2,600	2,392
Rockwell Collins, Inc.
2.800% due 03/15/2022	7,404	7,202
Ryder System, Inc.
2.500% due 05/11/2020	2,100	2,076
2.650% due 03/02/2020	1,675	1,660
3.450% due 11/15/2021	3,000	2,998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,900	1,958
5.625% due 04/15/2023	4,025	4,244
5.625% due 03/01/2025	400	416
5.750% due 05/15/2024	4,170	4,375
5.875% due 06/30/2026	1,200	1,273
salesforce.com, Inc.
3.700% due 04/11/2028	3,000	3,021
Sands China Ltd.
4.600% due 08/08/2023	8,800	8,764
5.400% due 08/08/2028	2,000	1,936
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022	600	616
SK Telecom Co. Ltd.
3.750% due 04/16/2023	700	702
Southern Co.
2.350% due 07/01/2021	6,913	6,725
2.750% due 06/15/2020	3,365	3,328
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	3,200	3,080
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	8,181	8,099
4.738% due 09/20/2029	2,400	2,361
Standard Industries, Inc.
4.750% due 01/15/2028	2,100	1,772
Starbucks Corp.
2.700% due 06/15/2022	3,000	2,942
Symantec Corp.
5.000% due 04/15/2025	400	374
Syngenta Finance NV
3.698% due 04/24/2020	13,000	12,908
3.933% due 04/23/2021	4,800	4,737
5.182% due 04/24/2028	1,800	1,673
Telefonica Emisiones S.A.
5.134% due 04/27/2020	50	51
5.462% due 02/16/2021	1,800	1,866
Tencent Holdings Ltd.
3.595% due 01/19/2028	3,900	3,671
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	6,707
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	1,900	1,884
Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023	9,000	8,764
Time Warner Cable LLC
4.000% due 09/01/2021	5,328	5,299
5.000% due 02/01/2020	4,985	5,056
6.550% due 05/01/2037	1,900	1,957
8.250% due 04/01/2019	1,500	1,517
8.750% due 02/14/2019	200	201
Toll Brothers Finance Corp.
4.350% due 02/15/2028	100	86
4.875% due 03/15/2027	100	91
Tyson Foods, Inc.
3.096% (US0003M + 0.450%) due 08/21/2020 ~	1,500	1,481
3.550% due 06/02/2027	13,300	12,415
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,337	1,461
United Airlines Pass-Through Trust
2.875% due 04/07/2030	852	785
United Technologies Corp.
3.350% due 08/16/2021	2,000	1,996
3.650% due 08/16/2023	1,900	1,894
Vale Overseas Ltd.
6.250% due 08/10/2026	3,200	3,464
Valero Energy Partners LP
4.500% due 03/15/2028	3,100	3,043
VMware, Inc.
2.300% due 08/21/2020	11,063	10,838
2.950% due 08/21/2022	3,588	3,423
3.900% due 08/21/2027	900	800

Volkswagen Group of America Finance LLC
4.750% due 11/13/2028	5,000	4,855
Walmart, Inc.
2.350% due 12/15/2022	700	682
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,786
Westrock Co.
4.900% due 03/15/2029	8,600	8,862
Woodside Finance Ltd.
4.600% due 05/10/2021	800	810
WRKCo, Inc.
4.000% due 03/15/2028	600	571
Wyeth LLC
7.250% due 03/01/2023	8,000	9,302
Yara International ASA
3.800% due 06/06/2026	3,600	3,397
4.750% due 06/01/2028	2,700	2,698
ZF North America Capital, Inc.
4.500% due 04/29/2022	8,488	8,297
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,850	2,788
3.375% due 11/30/2021	1,100	1,089
3.554% (US0003M + 0.750%) due 03/19/2021 ~	7,100	7,036
4.250% due 08/15/2035	228	206
4.625% due 11/30/2019	200	202

		991,167

UTILITIES 8.0%
AEP Texas, Inc.
6.650% due 02/15/2033	300	381
American Electric Power Co., Inc.
2.150% due 11/13/2020	2,625	2,573
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,839
3.400% due 05/15/2025	9,300	8,754
3.488% (US0003M + 0.750%) due 06/01/2021 ~	14,600	14,512
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	85
4.450% due 04/01/2024	5,000	5,088
4.500% due 03/09/2048	1,100	952
4.750% due 05/15/2046	2,200	1,965
5.150% due 02/15/2050	800	745
Baltimore Gas & Electric Co.
3.500% due 11/15/2021	200	202
BellSouth LLC
4.333% due 04/26/2021	19,600	19,662
BG Energy Capital PLC
4.000% due 10/15/2021	400	406
British Telecommunications PLC
4.500% due 12/04/2023	10,000	10,146
British Transco International Finance BV
0.000% due 11/04/2021 (c)	1,860	1,662
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	1,500	1,489
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,334
Commonwealth Edison Co.
4.000% due 08/01/2020	500	507
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	4,400	4,358
DTE Energy Co.
2.400% due 12/01/2019	2,300	2,277
Duke Energy Corp.
3.050% due 08/15/2022	1,900	1,863
3.550% due 09/15/2021	1,400	1,405
5.050% due 09/15/2019	950	959
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,222
Electricite de France S.A.
6.500% due 01/26/2019	500	502
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,678
Enable Midstream Partners LP
3.900% due 05/15/2024	1,506	1,446
4.400% due 03/15/2027	6,100	5,708
Enel Finance International NV
2.875% due 05/25/2022	1,000	943
3.625% due 05/25/2027	1,372	1,213
Engie S.A.
2.875% due 10/10/2022	783	768
Entergy Arkansas LLC
3.500% due 04/01/2026	6,100	6,014

Entergy Texas, Inc.
7.125% due 02/01/2019	550	551
Exelon Corp.
2.850% due 06/15/2020	2,000	1,985
Exelon Generation Co. LLC
5.200% due 10/01/2019	490	496
FirstEnergy Corp.
2.850% due 07/15/2022	700	683
Fortis, Inc.
3.055% due 10/04/2026	1,400	1,281
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	515
6.510% due 03/07/2022	2,200	2,303
9.250% due 04/23/2019	4,000	4,060
Georgia Power Co.
4.250% due 12/01/2019	100	101
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	1,806	1,760
Monongahela Power Co.
3.550% due 05/15/2027	1,525	1,498
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	4,700	4,695
3.550% due 05/01/2027	5,000	4,782
Niagara Mohawk Power Corp.
4.278% due 12/15/2028	5,000	5,180
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	731	682
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)	2,717	727
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,371
ONEOK, Inc.
4.550% due 07/15/2028	1,700	1,688
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,086
Pacific Gas & Electric Co.
2.450% due 08/15/2022	1,330	1,185
3.500% due 10/01/2020	4,700	4,501
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	4,300	4,277
Plains All American Pipeline LP
2.850% due 01/31/2023	3,200	3,019
3.600% due 11/01/2024	1,955	1,863
3.850% due 10/15/2023	200	196
4.300% due 01/31/2043	3,800	3,014
4.500% due 12/15/2026	4,200	4,054
4.650% due 10/15/2025	2,044	2,014
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,812
Rio Oil Finance Trust
9.250% due 07/06/2024	1,268	1,359
9.750% due 01/06/2027	1,457	1,601
Sempra Energy
2.936% (US0003M + 0.500%) due 01/15/2021 ~	400	393
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	4,200	4,188
2.500% due 04/28/2020	600	593
Southern California Edison Co.
6.650% due 04/01/2029	700	781
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,800	2,829
Tallgrass Energy Partners LP
4.750% due 10/01/2023	3,000	2,906
Verizon Communications, Inc.
4.329% due 09/21/2028	8,878	8,938
5.012% due 04/15/2049	300	300
5.012% due 08/21/2054	268	261

		203,195

Total Corporate Bonds & Notes (Cost $2,363,398)		2,341,165

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	143
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	541
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	146
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	730
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	410

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	440

		2,410

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,684	9,555

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	761
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	201

		962

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	343

NEW YORK 0.0%
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	345

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	9,897

Total Municipal Bonds & Notes (Cost $24,694)		23,512

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
3.500% due 08/01/2047 - 08/01/2048	16,671	16,684
Fannie Mae, TBA
3.000% due 01/01/2049	9,800	9,564
3.500% due 01/01/2049 - 02/01/2049	66,100	66,088
Ginnie Mae
8.500% due 08/15/2030	11	12

Total U.S. Government Agencies (Cost $91,070)		92,348

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.000% due 08/15/2048	42	42
U.S. Treasury Notes
3.125% due 11/15/2028 (h)	23,090	23,970

Total U.S. Treasury Obligations (Cost $23,312)		24,012

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Structured Asset Mortgage Investments Trust
3.170% due 03/19/2034 •	659	650

Total Non-Agency Mortgage-Backed Securities (Cost $623)		650

SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,096
Qatar Government International Bond
3.875% due 04/23/2023	5,900	5,976
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,223
4.500% due 04/17/2030	2,600	2,591

Total Sovereign Issues (Cost $22,086)		21,886

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500%	13,190	16,645

Total Convertible Preferred Securities (Cost $10,405)		16,645

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(d)	30,000	3,015

Total Preferred Securities (Cost $3,000)		3,015

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%		4,809

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
2.345% due 01/03/2019 - 03/07/2019 (b)(c)(k)	2,399	2,394

Total Short-Term Instruments (Cost $7,203)		7,203

Total Investments in Securities (Cost $2,588,296)		2,571,950

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	711,643	7,034

Total Short-Term Instruments (Cost $7,034)		7,034

Total Investments in Affiliates (Cost $7,034)		7,034

Total Investments 101.1% (Cost $2,595,330)		$2,578,984
Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $18,107)		(2,123)
Other Assets and Liabilities, net (1.0)%		(26,496)

Net Assets 100.0%		$2,550,365

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$6,647	$6,645	0.26%
Delta Air Lines, Inc.	4.703	09/30/2019	09/29/2014	6,559	6,561	0.26

				$13,206	$13,206	0.52%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$4,809	U.S. Treasury Notes 2.875% due 09/30/2023	$(4,905)	$4,809	$4,809

Total Repurchase Agreements						$(4,905)	$4,809	$4,809

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.750%	12/28/2018	01/04/2019	$(9,626)	$(9,629)

Total Reverse Repurchase Agreements					$(9,629)

(h)	Securities with an aggregate market value of $9,655 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(238) at a weighted average interest rate of 2.602%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	756	$(160,508)	$(1,110)	$0	$(106)
U.S. Treasury 10-Year Note March Futures	03/2019	659	(80,408)	(1,831)	0	(257)
U.S. Treasury 10-Year Ultra March Futures	03/2019	191	(24,845)	(793)	0	(90)
U.S. Treasury 30-Year Bond March Futures	03/2019	235	(34,310)	(1,567)	0	(110)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	148	(23,777)	(1,287)	0	(88)

Total Futures Contracts				$(6,588)	$0	$(651)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.182%	$3,500	$(62)	$19	$(43)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.648%	$9,800	$194	$(61)	$133	$4	$0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.928	5,700	17	0	17	0	0
Ford Motor Credit Co. LLC	0.000	Quarterly	12/20/2023	2.398	3,100	419	(65)	354	2	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653	6,100	(176)	103	(73)	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	1.989	6,600	40	(298)	(258)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039	14,200	(862)	221	(641)	5	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	1.060	3,500	523	(189)	334	0	(5)
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.836	1,100	14	(8)	6	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.978	1,600	27	(25)	2	0	0

						$196	$(322)	$(126)	$12	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$ 83,500	$1,244	$(537)	$707	$28	$0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	770,400	11,194	(6,584)	4,610	283	0

					$12,438	$(7,121)	$5,317	$311	$0

Interest Rate Swaps

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.050%	Semi-Annual	12/05/2023	$10,000	$(11)	$(209)	$(220)	$0	$(20)
Receive	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023	10,100	(14)	(212)	(226)	0	(20)
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	12/11/2023	8,900	(9)	(199)	(208)	0	(18)
Receive	3-Month USD-LIBOR	3.120	Semi-Annual	12/12/2023	8,900	(9)	(215)	(224)	0	(18)
Receive	3-Month USD-LIBOR	3.040	Semi-Annual	12/17/2023	8,600	(9)	(175)	(184)	0	(17)
Receive	3-Month USD-LIBOR	2.960	Semi-Annual	12/19/2023	10,300	(12)	(169)	(181)	0	(20)
Receive	3-Month USD-LIBOR	2.895	Semi-Annual	12/21/2023	8,900	(12)	(118)	(130)	0	(17)
Receive	3-Month USD-LIBOR	2.925	Semi-Annual	12/27/2023	8,700	(11)	(128)	(139)	0	(17)
Receive	3-Month USD-LIBOR	2.910	Semi-Annual	12/28/2023	8,900	(10)	(126)	(136)	0	(17)
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023	18,000	(20)	(277)	(297)	0	(36)
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024	10,400	(13)	(157)	(170)	0	(21)
Receive(6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024	9,000	(10)	(109)	(119)	0	(119)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	88,200	6,413	(3,074)	3,339	0	(330)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	68,600	574	(2,225)	(1,651)	0	(266)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048	5,400	105	(225)	(120)	0	(33)

						$6,952	$(7,618)	$(666)	$0	$(969)

Total Swap Agreements						$19,524	$(15,042)	$4,482	$324	$(975)

Cash of $49,994 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107%	09/12/2019	$93,700	$441	$1,098
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	9,200	260	126
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/10/2019	93,700	432	1,012
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	09/13/2019	93,700	432	1,119
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	3,200	216	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	6,100	281	272

Total Purchased Options							$3,316	$3,716

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019	$5,600	$(8)	$(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	9,200	(13)	(15)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	5,200	(11)	(14)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	5,500	(12)	(12)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	2,800	(3)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019	14,500	(27)	(47)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	9,200	(10)	(15)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019	7,900	(7)	(22)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019	12,600	(17)	(27)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	5,100	(4)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	3,700	(6)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	13,500	(24)	(31)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019	4,000	(5)	(4)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	28,800	(23)	(17)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019	11,000	(28)	(39)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	8,000	(15)	(25)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019	3,300	(6)	(6)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	4,100	(4)	(5)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019	14,500	(23)	(39)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019	3,800	(8)	(9)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	4,500	(5)	(8)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	6,600	(7)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	4,900	(4)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	5,600	(10)	(11)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019	4,800	(9)	(13)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019	5,000	(9)	(8)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019	4,500	(7)	(7)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019	7,900	(8)	(11)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019	5,700	(11)	(9)

						$(324)	$(440)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$13,300	$(17)	$(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	13,300	(15)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	20,600	(441)	(808)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	38,700	(260)	(148)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/14/2019	12,500	(17)	(112)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	10,800	(12)	(91)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	10,800	(12)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	10,500	(17)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	10,500	(14)	(7)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	11,700	(13)	(170)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	11,700	(12)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	19,500	(26)	(137)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	19,500	(25)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	11,200	(14)	(56)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	11,200	(13)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(30)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	26,900	(282)	(248)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.055	09/10/2019	20,600	(433)	(746)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/13/2019	20,600	(433)	(809)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	20,600	(23)	(260)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	11,700	(11)	0

							$(3,634)	$(3,768)

Total Written Options							$(3,958)	$(4,208)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	1.549%	$300	$(2)	$(5)	$0	$(7)
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.208	2,773	(39)	21	0	(18)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	100	(1)	(1)	0	(2)
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	200	(1)	(4)	0	(5)
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222	2,000	(100)	60	0	(40)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.652	600	(54)	27	0	(27)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	700	(43)	(16)	0	(59)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	1,600	(15)	(13)	0	(28)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222	100	(5)	3	0	(2)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.699	900	(8)	11	3	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.219	2,000	(149)	142	0	(7)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	2,600	(20)	(26)	0	(46)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	1,200	(17)	(12)	0	(29)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.785	2,300	(189)	192	3	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	700	(13)	(4)	0	(17)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	2.222	2,300	(119)	73	0	(46)
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	100	0	(2)	0	(2)

Total Swap Agreements							$(775)	$446	$6	$(335)

(k)

Securities with an aggregate market value of $1,547 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,869	$6,645	$41,514
Corporate Bonds & Notes
Banking & Finance	0	1,146,803	0	1,146,803
Industrials	0	991,167	0	991,167
Utilities	0	203,195	0	203,195
Municipal Bonds & Notes
California	0	2,410	0	2,410
Georgia	0	9,555	0	9,555
Illinois	0	962	0	962
Massachusetts	0	343	0	343
New York	0	345	0	345
Ohio	0	9,897	0	9,897
U.S. Government Agencies	0	92,348	0	92,348
U.S. Treasury Obligations	0	24,012	0	24,012
Non-Agency Mortgage-Backed Securities	0	650	0	650
Sovereign Issues	0	21,886	0	21,886
Convertible Preferred Securities
Banking & Finance	16,645	0	0	16,645
Preferred Securities
Banking & Finance	0	3,015	0	3,015
Short-Term Instruments
Repurchase Agreements	0	4,809	0	4,809
U.S. Treasury Bills	0	2,394	0	2,394
	$16,645	$2,548,660	$6,645	$2,571,950

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,034	$0	$0	$7,034

Total Investments	$23,679	$2,548,660	$6,645	$2,578,984

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	324	0	324
Over the counter	0	3,722	0	3,722
	$0	$4,046	$0	$4,046

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(651)	(975)	0	(1,626)
Over the counter	0	(4,543)	0	(4,543)

	$(651)	$(5,518)	$0	$(6,169)

Total Financial Derivative Instruments	$(651)	$(1,472)	$0	$(2,123)

Totals	$23,028	$2,547,188	$6,645	$2,576,861

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Credit Bond Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.4%
Aramark Services, Inc.
4.272% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,477	$4,346
Avolon Holdings Ltd.
4.470% (LIBOR03M + 2.000%) due 01/15/2025 ~	5,426	5,237
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(g)	43,049	43,036
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	13,069	12,983
CenturyLink, Inc.
5.272% (LIBOR03M + 2.750%) due 01/31/2025 ~	2,235	2,093
Charter Communications Operating LLC
4.530% (LIBOR03M + 2.000%) due 04/30/2025 ~	58,558	56,304
Crown Americas LLC
4.479% (LIBOR03M + 2.000%) due 04/03/2025 ~	3,009	2,997
Dell International LLC
4.530% (LIBOR03M + 2.000%) due 09/07/2023 ~	973	937
Delos Finance SARL
4.553% (LIBOR03M + 1.750%) due 10/06/2023 ~	25,302	24,682
Delta Air Lines, Inc.
4.703% (LIBOR03M + 1.900%) due 09/30/2019 ~(g)	39,451	39,463
HCA, Inc.
4.272% (LIBOR03M + 1.750%) due 03/18/2023 ~	3,744	3,662
Hilton Worldwide Finance LLC
4.256% (LIBOR03M + 1.750%) due 10/25/2023 ~	6,409	6,184
Las Vegas Sands LLC
4.272% (LIBOR03M + 1.750%) due 03/27/2025 ~	159,821	152,929
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(g)	49,522	48,155
Qatar National Bank SAQ
3.516% (LIBOR03M + 0.900%) due 12/22/2020 ~	17,300	17,156
Resideo Funding, Inc.
4.490% (LIBOR03M + 2.000%) due 10/24/2025 ~	1,600	1,550
State Of Qatar
3.603% due 12/21/2020 «	25,000	24,875
Toyota Motor Credit Corp.
3.393% (LIBOR03M + 0.580%) due 09/28/2020 «~	35,100	35,019
WR Grace & Co.
4.553% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,323	1,286
4.563% (LIBOR03M + 1.750%) due 04/03/2025 ~	2,268	2,205
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	19,598	19,508

Total Loan Participations and Assignments (Cost $516,490)		504,607

CORPORATE BONDS & NOTES 73.0%
BANKING & FINANCE 24.7%
AerCap Ireland Capital DAC
3.500% due 05/26/2022	350	340
4.500% due 05/15/2021	7,800	7,827
Air Lease Corp.
3.375% due 06/01/2021	2,275	2,254
3.500% due 01/15/2022	11,825	11,645
3.625% due 12/01/2027	2,900	2,568
4.625% due 10/01/2028	1,400	1,326
Aircastle Ltd.
5.125% due 03/15/2021	5,058	5,143
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	14,743	14,768
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,299
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,074
American Express Co.
4.900% due 03/15/2020 •(e)	17,900	17,162
American Financial Group, Inc.
4.500% due 06/15/2047	40,300	36,349
American International Group, Inc.
3.875% due 01/15/2035	2,000	1,727
3.900% due 04/01/2026	6,900	6,658
4.375% due 01/15/2055	9,800	8,181
4.500% due 07/16/2044	40,700	36,473

4.700% due 07/10/2035		4,550	4,338
4.750% due 04/01/2048		1,100	1,012
4.800% due 07/10/2045		1,200	1,125
5.750% due 04/01/2048 •		3,100	2,705
American Tower Corp.
3.125% due 01/15/2027		8,200	7,440
3.375% due 10/15/2026		4,300	4,009
3.550% due 07/15/2027		8,000	7,523
3.600% due 01/15/2028		2,250	2,107
4.400% due 02/15/2026		3,100	3,104
Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	4,303
AvalonBay Communities, Inc.
4.150% due 07/01/2047		7,200	6,864
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		800	791
4.350% due 04/20/2028		14,907	14,122
5.000% due 04/20/2048		36,100	31,791
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		9,200	8,297
4.000% due 02/11/2023		1,900	1,886
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,345
Banco General S.A.
4.125% due 08/07/2027		5,850	5,378
Bank of America Corp.
3.248% due 10/21/2027		200	185
3.419% due 12/20/2028 •		100,451	93,999
3.500% due 04/19/2026		20,000	19,281
3.593% due 07/21/2028 •		16,700	15,863
4.000% due 04/01/2024		3,243	3,263
5.875% due 03/15/2028 •(e)		112,754	102,794
7.750% due 05/14/2038		15,700	20,381
8.050% due 06/15/2027		3,180	3,882
Bank of America N.A.
6.000% due 10/15/2036		9,200	10,645
Bank of New York Mellon Corp.
4.950% due 06/20/2020 •(e)		5,700	5,565
Banque Federative du Credit Mutuel S.A.
3.199% (US0003M + 0.730%) due 07/20/2022 ~		500	494
Barclays Bank PLC
7.625% due 11/21/2022 (f)		54,050	56,111
14.000% due 06/15/2019 •(e)	GBP	18,400	24,595
Barclays PLC
4.338% due 05/16/2024 •		$15,000	14,597
4.950% due 01/10/2047		12,250	10,878
4.972% due 05/16/2029 •		32,200	31,122
BBVA Bancomer S.A.
6.500% due 03/10/2021		35,235	36,645
6.750% due 09/30/2022 (i)		12,500	13,203
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		15,400	15,362
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		4,045	4,218
BGC Partners, Inc.
5.375% due 07/24/2023		13,600	13,811
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047		8,400	7,240
BNP Paribas S.A.
7.195% due 06/25/2037 •(e)(i)		17,300	17,689
7.375% due 08/19/2025 •(e)(f)		16,400	16,379
BPCE S.A.
5.150% due 07/21/2024		2,900	2,915
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	15,659
Brookfield Finance, Inc.
4.700% due 09/20/2047		30,300	28,003
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	27,004
Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,683
CBL & Associates LP
5.950% due 12/15/2026		3,900	2,993
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	29,448
Charles Schwab Corp.
5.000% due 12/01/2027 •(e)		9,400	7,910
Citigroup, Inc.
3.200% due 10/21/2026		20,000	18,489
3.400% due 05/01/2026		2,800	2,639
3.668% due 07/24/2028 •		17,500	16,559
3.700% due 01/12/2026		22,377	21,558
4.075% due 04/23/2029 •		19,400	18,955
4.281% due 04/24/2048 •		7,600	7,059
4.650% due 07/23/2048		3,700	3,636
4.750% due 05/18/2046		12,600	11,678

6.625% due 06/15/2032		600	700
8.125% due 07/15/2039		72,588	101,003
CME Group, Inc.
4.150% due 06/15/2048		9,100	9,254
5.300% due 09/15/2043		1,125	1,318
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)	EUR	15,800	18,589
6.625% due 06/29/2021 •(e)		16,400	20,455
6.875% due 03/19/2020		35,400	43,861
11.000% due 06/30/2019 •(e)		$10,950	11,347
Credit Agricole S.A.
7.500% due 06/23/2026 •(e)	GBP	2,500	3,311
8.375% due 10/13/2019 •(e)		$4,770	4,901
Credit Suisse AG
6.500% due 08/08/2023 (f)		57,277	59,891
6.500% due 08/08/2023		12,100	12,652
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,220
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020 (f)		400	396
3.750% due 03/26/2025		18,150	17,387
3.800% due 09/15/2022		5,125	5,092
3.800% due 06/09/2023		3,500	3,438
4.550% due 04/17/2026		11,600	11,508
4.875% due 05/15/2045		9,775	9,706
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	15,712
4.750% due 05/15/2047		1,600	1,487
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(e)		15,000	14,812
Deutsche Bank AG
4.250% due 10/14/2021		88,485	86,569
Digital Realty Trust LP
3.700% due 08/15/2027		500	473
4.450% due 07/15/2028		18,900	18,866
Doctors Co.
6.500% due 10/15/2023		31,800	34,357
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,056	15,644
E*TRADE Financial Corp.
4.500% due 06/20/2028		7,885	7,790
EPR Properties
4.500% due 06/01/2027		2,825	2,729
4.950% due 04/15/2028		6,800	6,745
ERP Operating LP
4.500% due 07/01/2044		14,885	15,054
Essex Portfolio LP
3.625% due 05/01/2027		13,800	13,333
4.500% due 03/15/2048		3,900	3,758
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	19,162
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,196
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,229
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		24,100	23,727
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,338
First Gulf Bank PJSC
2.625% due 02/24/2020		15,100	14,909
First Union Capital
7.950% due 11/15/2029		1,000	1,235
FMR LLC
4.950% due 02/01/2033		6,200	6,746
5.150% due 02/01/2043		1,550	1,667
6.450% due 11/15/2039		500	614
Ford Holdings LLC
9.300% due 03/01/2030		14,575	17,095
Ford Motor Credit Co. LLC
2.989% (US0003M + 0.430%) due 11/02/2020 ~		300	292
3.754% (US0003M + 0.930%) due 09/24/2020 ~		14,100	13,851
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		143,489	121,058
GLP Capital LP
5.300% due 01/15/2029		22,800	22,385
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		12,000	11,371
3.814% due 04/23/2029 •		7,700	7,202
3.850% (US0003M + 1.360%) due 04/23/2021 ~		72,500	73,062
3.850% due 07/08/2024		1,400	1,369
4.000% due 03/03/2024		20,800	20,538
4.411% due 04/23/2039 •		10,300	9,469
4.800% due 07/08/2044		20,050	19,160
5.750% due 01/24/2022		15,400	16,130
5.950% due 01/15/2027		112	118

6.250% due 02/01/2041		12,925	14,786
6.750% due 10/01/2037		124,500	140,968
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		21,200	20,270
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	20,466
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	11,690
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	7,824
Hartford Financial Services Group, Inc.
4.741% due 02/12/2067 •		3,600	2,889
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,152
HCP, Inc.
6.750% due 02/01/2041		$3,500	4,329
High Street Funding Trust
4.682% due 02/15/2048		4,200	4,009
Hospitality Properties Trust
4.375% due 02/15/2030		7,700	7,070
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(e)	GBP	8,956	13,634
5.862% due 04/07/2020 •(e)		2,000	2,607
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	14,496
HSBC Capital Funding LP
10.176% due 06/30/2030 •(e)		4,800	6,900
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	5,969
3.900% due 05/25/2026		4,500	4,318
4.300% due 03/08/2026		21,131	20,873
4.583% due 06/19/2029 •		18,400	18,270
5.250% due 09/16/2022 •(e)	EUR	15,650	17,841
5.875% due 09/28/2026 •(e)	GBP	25,000	30,559
6.000% due 09/29/2023 •(e)	EUR	26,645	32,379
6.100% due 01/14/2042		$10,850	12,635
6.250% due 03/23/2023 •(e)(f)		6,800	6,383
6.500% due 03/23/2028 •(e)(f)		60,900	55,419
6.500% due 09/15/2037		5,715	6,502
6.800% due 06/01/2038		4,300	5,098
7.000% due 04/07/2038	GBP	1,900	3,245
7.625% due 05/17/2032		$11,547	14,594
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,218
ING Groep NV
4.625% due 01/06/2026		5,200	5,245
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,078
4.250% due 09/21/2048		6,800	6,706
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		8,800	7,827
International Lease Finance Corp.
8.250% due 12/15/2020 (i)		500	538
8.625% due 01/15/2022		800	890
Intesa Sanpaolo SpA
3.875% due 01/12/2028		2,500	2,140
5.017% due 06/26/2024		7,400	6,704
6.500% due 02/24/2021		10,000	10,257
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	453
5.500% due 08/06/2022		6,900	7,090
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,114
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.897% due 01/23/2049 •		41,400	36,454
3.900% due 07/15/2025		900	893
4.032% due 07/24/2048 •		12,350	11,095
5.000% due 07/01/2019 •(e)		19,175	18,528
5.600% due 07/15/2041		21,340	24,200
5.990% (US0003M + 3.470%) due 01/30/2019 ~(e)		42,817	42,389
6.000% due 08/01/2023 •(e)		8,410	8,242
6.100% due 10/01/2024 •(e)		81,200	80,794
6.125% due 04/30/2024 •(e)		29,650	29,465
6.400% due 05/15/2038		40,278	49,324
6.750% due 02/01/2024 •(e)		26,742	27,665
Kilroy Realty LP
4.250% due 08/15/2029		12,400	12,141
Kimco Realty Corp.
4.450% due 09/01/2047		5,700	5,192
Legg Mason, Inc.
5.625% due 01/15/2044		16,300	16,158
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		5,670	6,753
Lloyds Bank PLC
7.500% due 04/02/2032 Ø		29,200	23,465

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,095
4.344% due 01/09/2048		200	158
4.550% due 08/16/2028		26,900	25,911
7.000% due 06/27/2019 •(e)	GBP	21,400	27,340
7.500% due 09/27/2025 •(e)(f)		$20,800	20,128
Manulife Financial Corp.
5.375% due 03/04/2046		2,600	2,805
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		9,000	8,219
4.350% due 01/30/2047		6,400	6,000
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		3,800	3,807
8.875% due 06/01/2039		5,084	7,641
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		11,000	10,890
MetLife Capital Trust
7.875% due 12/15/2067		11,690	13,297
MetLife, Inc.
5.250% due 06/15/2020 •(e)		19,650	18,913
5.875% due 03/15/2028 •(e)		6,800	6,536
9.250% due 04/08/2038		30,766	38,919
10.750% due 08/01/2069		5,132	7,506
Metropolitan Life Global Funding
2.650% due 04/08/2022		1,400	1,365
Mid-America Apartments LP
3.600% due 06/01/2027		300	289
4.300% due 10/15/2023		13,000	13,340
Mitsubishi UFJ Financial Group, Inc.
4.286% due 07/26/2038		7,900	7,923
Morgan Stanley
3.591% due 07/22/2028 •		18,200	17,220
3.875% due 01/27/2026		22,995	22,460
6.375% due 07/24/2042		45,700	56,179
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		28,500	28,821
National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048		8,500	8,888
Nationwide Building Society
4.000% due 09/14/2026		9,400	8,574
4.302% due 03/08/2029 •		1,000	942
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	49,064
Navient Corp.
5.625% due 08/01/2033		11,010	7,322
7.250% due 01/25/2022		23,096	22,374
8.000% due 03/25/2020		20,750	21,136
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,208
4.875% due 04/15/2045		8,288	7,423
New York Life Global Funding
2.900% due 01/17/2024		913	889
New York Life Insurance Co.
5.875% due 05/15/2033		1,000	1,200
6.750% due 11/15/2039		12,750	16,774
Nippon Life Insurance Co.
5.100% due 10/16/2044 •		24,450	24,572
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020		1,800	1,757
2.150% due 09/28/2020		680	661
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/2047		10,340	9,401
6.063% due 03/30/2040		33,429	40,768
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	500
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		5,000	4,933
4.750% due 01/15/2028 (i)		7,900	7,758
5.250% due 01/15/2026		15,000	15,292
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,888
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	173,946
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	34,678
Pinnacol Assurance
8.625% due 06/25/2034 «(g)		24,000	23,260
Progressive Corp.
4.125% due 04/15/2047		7,900	7,751
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	12,690
5.200% due 03/15/2044 •		1,400	1,312
5.625% due 06/15/2043 •		7,000	6,864
5.700% due 12/14/2036		900	1,022
Prudential PLC
5.000% due 07/20/2055 •	GBP	1,900	2,417

Realty Income Corp.
4.650% due 03/15/2047		$2,750	2,788
Regency Centers LP
4.125% due 03/15/2028		1,100	1,089
4.400% due 02/01/2047		5,700	5,356
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	31,188
4.892% due 05/18/2029 •		20,000	19,137
5.076% due 01/27/2030 •		22,200	21,461
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	4,932
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,403
3.823% due 11/03/2028 •		37,685	34,136
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,046
6.125% due 02/07/2022		17,000	17,490
SMFG Preferred Capital Ltd.
10.231% due 01/25/2029 •(e)	GBP	2,435	5,354
Sompo International Holdings Ltd.
4.700% due 10/15/2022		$3,000	3,065
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,262
State Bank of India
3.250% due 01/24/2022		22,000	21,529
State Street Corp.
5.625% due 12/15/2023 •(e)		4,500	4,258
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	6,800	8,454
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,012
Suzano Austria GmbH
6.000% due 01/15/2029 (i)		13,600	13,913
7.000% due 03/16/2047 (i)		21,520	22,133
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	10,857
4.900% due 09/15/2044		25,100	26,118
6.850% due 12/16/2039		5,129	6,688
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	344	507
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,620
Travelers Cos., Inc.
4.050% due 03/07/2048		5,600	5,450
Trust F
6.950% due 01/30/2044		25,270	24,006
U.S. Bancorp
5.300% due 04/15/2027 •(e)		23,100	21,772
UBS AG
4.750% due 02/12/2026 •	EUR	4,400	5,349
5.125% due 05/15/2024		$58,221	58,080
7.625% due 08/17/2022 (f)		95,000	101,412
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		400	398
4.125% due 04/15/2026		36,300	36,118
UDR, Inc.
3.500% due 07/01/2027		3,323	3,170
4.400% due 01/26/2029		5,100	5,157
UniCredit SpA
7.830% due 12/04/2023		71,300	74,664
Ventas Realty LP
4.400% due 01/15/2029		1,900	1,895
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	6,421
4.875% due 06/01/2026		1,900	1,903
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,278
Voya Financial, Inc.
4.700% due 01/23/2048 •		8,300	6,548
Washington Prime Group LP
5.950% due 08/15/2024 (i)		31,000	27,226
WEA Finance LLC
3.150% due 04/05/2022		2,100	2,069
4.750% due 09/17/2044		1,309	1,312
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	37,888
3.584% due 05/22/2028 •		33,900	32,600
3.900% due 05/01/2045		43,105	39,702
4.900% due 11/17/2045		700	684
5.375% due 02/07/2035		4,900	5,399
5.375% due 11/02/2043		28,425	29,762
5.606% due 01/15/2044		200	217
5.875% due 06/15/2025 •(e)		3,400	3,365
5.900% due 06/15/2024 •(e)		82,329	78,542
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	6,651

5.950% due 08/26/2036	800	923
6.600% due 01/15/2038	22,877	28,371
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,179
Welltower, Inc.
4.000% due 06/01/2025	12,100	11,964
4.950% due 09/01/2048	6,200	6,171
6.500% due 03/15/2041	29,850	35,008
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	17,296
6.950% due 10/01/2027	4,500	5,286
7.375% due 03/15/2032	144,587	177,324
7.950% due 03/15/2025	850	1,009
8.500% due 01/15/2025	450	549
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,560
XLIT Ltd.
5.500% due 03/31/2045	12,450	12,935

		5,117,243

INDUSTRIALS 34.4%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,422
6.150% due 03/01/2037	600	739
6.150% due 02/15/2041	48,600	60,622
6.650% due 11/15/2037	2,031	2,685
6.900% due 08/15/2039	7,229	9,540
7.750% due 12/01/2045	4,773	7,041
AbbVie, Inc.
4.300% due 05/14/2036	23,400	20,960
4.400% due 11/06/2042	44,237	39,247
4.450% due 05/14/2046	33,650	29,584
4.500% due 05/14/2035	25,127	23,334
4.700% due 05/14/2045	25,700	23,487
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	7,734
Activision Blizzard, Inc.
4.500% due 06/15/2047	12,155	10,961
ADT Security Corp.
4.875% due 07/15/2032	81,830	60,963
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,013
Aetna, Inc.
4.750% due 03/15/2044	50	48
Air Canada Pass-Through Trust
4.125% due 11/15/2026	14,156	14,059
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,704
4.200% due 12/06/2047	12,200	10,858
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	8,190
Allergan Funding SCS
4.550% due 03/15/2035	14,400	13,712
4.850% due 06/15/2044	51,900	49,239
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,071
4.250% due 08/22/2057	48,800	47,627
4.950% due 12/05/2044	475	528
American Airlines Pass-Through Trust
3.000% due 04/15/2030	646	612
3.200% due 12/15/2029	5,285	4,995
3.250% due 04/15/2030	922	880
3.700% due 04/01/2028	4,511	4,384
4.375% due 04/01/2024	602	597
Amgen, Inc.
4.400% due 05/01/2045	1,000	941
4.563% due 06/15/2048	19,983	19,240
4.663% due 06/15/2051	162,358	153,812
4.950% due 10/01/2041	4,650	4,759
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	15,348
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	11,724
7.000% due 11/15/2027	1,000	1,082
7.950% due 06/15/2039	50,000	59,182
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	93,385
4.900% due 02/01/2046	111,500	103,760
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	238
4.375% due 04/15/2038	14,400	12,902
4.439% due 10/06/2048	132	115
4.600% due 04/15/2048	5,900	5,317
4.750% due 04/15/2058	23,800	20,834

4.950% due 01/15/2042	4,000	3,750
Anthem, Inc.
3.125% due 05/15/2022	1,000	986
4.375% due 12/01/2047	13,900	12,997
4.550% due 03/01/2048	9,700	9,351
4.625% due 05/15/2042	11,000	10,653
5.100% due 01/15/2044	13,244	13,504
Apache Corp.
5.100% due 09/01/2040	850	765
Apple, Inc.
3.200% due 05/11/2027	3,700	3,577
3.750% due 09/12/2047	31,100	28,681
3.850% due 08/04/2046	66,200	62,577
4.250% due 02/09/2047	19,576	19,584
4.375% due 05/13/2045	1,800	1,835
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	13,086
Arconic, Inc.
5.900% due 02/01/2027	1,900	1,824
Ashtead Capital, Inc.
5.250% due 08/01/2026	900	873
Bacardi Ltd.
4.500% due 01/15/2021	1,200	1,211
5.150% due 05/15/2038	5,200	4,796
5.300% due 05/15/2048	28,300	25,670
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	10,470
BAT Capital Corp.
4.390% due 08/15/2037	8,200	6,738
4.540% due 08/15/2047	36,508	29,204
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,372
Bayer U.S. Finance LLC
2.750% due 07/15/2021	5,525	5,384
4.200% due 07/15/2034	18,043	15,834
4.875% due 06/25/2048	9,500	8,581
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	15,219
Biogen, Inc.
5.200% due 09/15/2045	6,400	6,614
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	55,015
7.375% due 01/15/2040	42,000	55,095
Braskem America Finance Co.
7.125% due 07/22/2041	26,600	28,981
Braskem Netherlands Finance BV
4.500% due 01/10/2028	14,200	13,178
BRF S.A.
4.750% due 05/22/2024 (i)	2,700	2,494
Broadcom Corp.
3.000% due 01/15/2022	1,989	1,914
3.875% due 01/15/2027	50,700	45,590
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,400
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	39,001
4.450% due 03/15/2043	69,500	71,033
4.550% due 09/01/2044	2,400	2,483
4.900% due 04/01/2044	3,300	3,561
5.050% due 03/01/2041	11,900	13,063
5.150% due 09/01/2043	9,000	10,112
5.750% due 05/01/2040	15,720	18,466
6.200% due 08/15/2036	800	977
6.530% due 07/15/2037	1,500	1,875
7.290% due 06/01/2036	800	1,081
Campbell Soup Co.
3.418% (US0003M + 0.630%) due 03/15/2021 ~	1,000	981
4.150% due 03/15/2028	4,000	3,733
Canadian Pacific Railway Co.
6.125% due 09/15/2115	46,358	54,262
CBS Corp.
4.850% due 07/01/2042	14,534	13,399
4.900% due 08/15/2044	4,027	3,693
7.875% due 07/30/2030	7,800	9,802
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,834	3,624
Celgene Corp.
4.350% due 11/15/2047	17,664	14,952
4.550% due 02/20/2048	1,100	958
4.625% due 05/15/2044	5,341	4,714
5.000% due 08/15/2045	5,917	5,498
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	8,494
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	133
5.250% due 06/15/2037	500	442

5.400% due 06/15/2047	22,000	19,077
6.750% due 11/15/2039	16,900	16,554
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	1,861
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,632
4.464% due 07/23/2022	2,375	2,400
5.375% due 05/01/2047	49,200	44,792
5.750% due 04/01/2048	2,300	2,164
6.384% due 10/23/2035	34,381	35,412
6.484% due 10/23/2045	38,419	39,779
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,557
Church & Dwight Co., Inc.
3.950% due 08/01/2047	5,900	5,397
Cigna Holding Co.
5.125% due 06/15/2020	5,870	6,021
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	7,999
4.375% due 06/01/2024	1,300	1,294
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,045
Comcast Corp.
3.969% due 11/01/2047	57,110	51,247
3.999% due 11/01/2049	143,297	128,920
4.049% due 11/01/2052	3,821	3,444
4.500% due 01/15/2043	2,600	2,518
4.600% due 10/15/2038	5,400	5,469
4.650% due 07/15/2042	46,600	46,268
4.750% due 03/01/2044	1,600	1,608
4.950% due 10/15/2058	20,900	21,337
5.650% due 06/15/2035	10,000	10,991
7.050% due 03/15/2033	6,875	8,560
Conagra Brands, Inc.
3.250% due 09/15/2022	1,904	1,863
5.400% due 11/01/2048	10,300	9,532
7.000% due 10/01/2028	1,800	2,047
Concho Resources, Inc.
4.850% due 08/15/2048	5,400	5,194
4.875% due 10/01/2047	7,979	7,626
Constellation Brands, Inc.
4.100% due 02/15/2048	10,200	8,643
4.500% due 05/09/2047	8,100	7,432
5.250% due 11/15/2048	3,500	3,530
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	4,944	4,889
7.250% due 05/10/2021	11,300	11,609
Continental Resources, Inc.
4.900% due 06/01/2044	16,600	14,740
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,864
4.500% due 08/01/2047	28,470	27,559
5.625% due 10/18/2043	2,200	2,468
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	18,505
4.700% due 12/15/2042	12,190	10,782
4.800% due 02/01/2035	15,800	14,458
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,349
4.500% due 04/04/2048	7,000	6,255
CRH America, Inc.
5.750% due 01/15/2021	1,300	1,342
CVS Health Corp.
4.300% due 03/25/2028	1,600	1,570
5.050% due 03/25/2048	10,000	9,776
CVS Pass-Through Trust
4.163% due 08/11/2036	9,722	9,232
4.704% due 01/10/2036	1,456	1,433
5.773% due 01/10/2033	1,259	1,325
5.880% due 01/10/2028	3,491	3,681
5.926% due 01/10/2034	28,862	31,154
6.036% due 12/10/2028	1,838	1,958
6.943% due 01/10/2030	30,496	33,913
7.507% due 01/10/2032	77,079	89,189
8.353% due 07/10/2031	14,177	17,163
Dell International LLC
4.420% due 06/15/2021	6,210	6,207
6.020% due 06/15/2026	64,900	65,317
8.100% due 07/15/2036	19,700	21,307
8.350% due 07/15/2046	37,150	40,379
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	812	839
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	1,340	1,286
4.750% due 06/21/2038	8,400	8,179
8.750% due 06/15/2030	70,000	91,533

9.250% due 06/01/2032	250	356
Discovery Communications LLC
3.300% due 05/15/2022	300	294
4.950% due 05/15/2042	800	712
5.200% due 09/20/2047	16,300	15,124
6.350% due 06/01/2040	3,900	4,103
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	809
DP World Ltd.
5.625% due 09/25/2048	22,800	21,523
6.850% due 07/02/2037	33,320	37,138
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,910
7.375% due 09/18/2043	25,700	28,399
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	31,121
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	6,871
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,488
Enbridge, Inc.
3.700% due 07/15/2027	400	380
4.500% due 06/10/2044	6,875	6,603
5.500% due 12/01/2046	3,017	3,253
Encana Corp.
5.150% due 11/15/2041	1,581	1,570
7.200% due 11/01/2031	11,096	12,585
Energy Transfer Operating LP
4.900% due 03/15/2035	26,073	23,438
5.150% due 02/01/2043	26,385	22,964
5.150% due 03/15/2045	42,286	36,847
5.300% due 04/15/2047	20,740	18,364
5.950% due 10/01/2043	1,788	1,707
6.050% due 06/01/2041	1,500	1,439
6.125% due 12/15/2045	38,400	37,719
6.500% due 02/01/2042	9,314	9,334
6.625% due 10/15/2036	11,177	11,521
7.500% due 07/01/2038	19,850	22,238
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	11,222
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,366
4.000% due 03/15/2033	6,100	6,185
5.000% due 07/15/2044	4,300	4,346
Enterprise Products Operating LLC
3.500% due 02/01/2022	6,300	6,321
4.450% due 02/15/2043	95,045	86,664
4.850% due 08/15/2042	11,300	10,931
4.850% due 03/15/2044	40,955	39,904
4.950% due 10/15/2054	500	489
5.100% due 02/15/2045	24,850	25,061
5.250% due 08/16/2077 •	18,400	15,378
5.700% due 02/15/2042	5,600	5,983
5.750% due 03/01/2035	15,361	16,288
5.950% due 02/01/2041	7,163	7,893
6.125% due 10/15/2039	5,000	5,665
6.450% due 09/01/2040	4,995	5,887
EQM Midstream Partners LP
4.000% due 08/01/2024	10,100	9,675
6.500% due 07/15/2048	5,000	4,945
EQT Corp.
3.900% due 10/01/2027	11,305	9,769
Equinor ASA
5.100% due 08/17/2040	9,200	10,270
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	942
4.500% due 02/15/2045	2,067	1,954
7.000% due 10/15/2037	9,200	11,481
FedEx Corp.
3.875% due 08/01/2042	765	638
4.550% due 04/01/2046	18,300	16,717
4.750% due 11/15/2045	6,250	5,922
4.950% due 10/17/2048	12,000	11,657
5.100% due 01/15/2044	2,600	2,572
Ford Motor Co.
8.900% due 01/15/2032	9,209	10,385
9.980% due 02/15/2047	5,300	6,657
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	24,600	24,554
GATX Corp.
5.200% due 03/15/2044	1,500	1,534
General Electric Co.
4.125% due 10/09/2042	42,200	33,030
4.500% due 03/11/2044	28,550	23,394
5.000% due 01/21/2021 •(e)	38,582	29,563
5.875% due 01/14/2038	24,551	23,562

6.150% due 08/07/2037	744	728
6.750% due 03/15/2032	1,289	1,347
6.875% due 01/10/2039	7,868	8,261
General Motors Co.
5.150% due 04/01/2038	15,200	13,036
5.400% due 04/01/2048 (i)	1,760	1,506
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,180
7.750% due 11/15/2029	1,600	2,143
8.875% due 05/15/2031	20,200	29,602
Gilead Sciences, Inc.
4.150% due 03/01/2047	4,000	3,699
4.600% due 09/01/2035	16,700	16,907
4.750% due 03/01/2046	7,700	7,667
4.800% due 04/01/2044	2,700	2,717
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	3,780
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	9,408
6.900% due 11/15/2037	100	105
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,140
5.125% due 03/31/2027	1,300	1,208
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,844
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	8,490	8,416
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,703
5.450% due 06/09/2044	33,900	33,764
GTL Trade Finance, Inc.
7.250% due 04/16/2044	9,800	10,241
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,417
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,111
Halliburton Co.
4.850% due 11/15/2035	10,400	10,251
6.700% due 09/15/2038	1,130	1,332
7.450% due 09/15/2039	17,300	21,588
Harris Corp.
4.854% due 04/27/2035	2,150	2,141
HCA, Inc.
4.500% due 02/15/2027	8,800	8,338
4.750% due 05/01/2023	6,300	6,221
5.500% due 06/15/2047	6,300	5,985
5.875% due 03/15/2022	13,750	14,128
Heineken NV
4.000% due 10/01/2042	3,066	2,806
4.350% due 03/29/2047	17,000	16,252
Hess Corp.
6.000% due 01/15/2040	9,135	8,406
7.300% due 08/15/2031	2,129	2,310
Home Depot, Inc.
4.400% due 03/15/2045	10,850	10,968
Humana, Inc.
3.950% due 03/15/2027	900	881
4.800% due 03/15/2047	8,200	8,249
8.150% due 06/15/2038	1,000	1,360
Imperial Brands Finance PLC
2.950% due 07/21/2020	10,250	10,099
3.500% due 02/11/2023	200	194
4.250% due 07/21/2025	19,215	18,935
Intel Corp.
4.100% due 05/11/2047	5,400	5,203
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,500	1,378
5.000% due 09/26/2048	10,000	10,012
International Paper Co.
4.350% due 08/15/2048	6,900	5,934
4.400% due 08/15/2047	6,800	5,748
4.800% due 06/15/2044	12,450	11,216
6.000% due 11/15/2041	7,400	7,828
8.700% due 06/15/2038	9,455	12,624
Interpublic Group of Cos., Inc.
5.400% due 10/01/2048	8,100	7,708
JB Hunt Transport Services, Inc.
3.300% due 08/15/2022	2,100	2,085
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,224
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	46,247
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	11,987
Kansas City Southern
4.300% due 05/15/2043	5,000	4,674

4.700% due 05/01/2048	19,600	19,007
4.950% due 08/15/2045	24,795	25,385
Kellogg Co.
4.500% due 04/01/2046	6,800	6,340
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	2,882
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	3,700	3,681
4.985% due 05/25/2038	14,200	13,670
5.085% due 05/25/2048 (i)	7,300	6,977
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	9,362
5.000% due 08/15/2042	5,500	5,055
5.000% due 03/01/2043	34,835	31,751
5.500% due 03/01/2044	2,250	2,185
5.625% due 09/01/2041	1,700	1,664
5.800% due 03/15/2035	10,942	11,234
6.375% due 03/01/2041	6,000	6,393
6.500% due 02/01/2037	12,219	13,213
6.500% due 09/01/2039	36,840	39,439
6.550% due 09/15/2040	30,300	32,833
6.950% due 01/15/2038	8,500	9,516
7.500% due 11/15/2040	22,967	26,595
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,378
7.800% due 08/01/2031	2,000	2,407
Kraft Heinz Foods Co.
4.375% due 06/01/2046	250	207
5.000% due 06/04/2042	13,250	11,902
5.200% due 07/15/2045	1,000	918
6.375% due 07/15/2028	650	703
6.500% due 02/09/2040	98,198	104,752
6.750% due 03/15/2032	5,025	5,741
6.875% due 01/26/2039	3,900	4,368
7.125% due 08/01/2039	36,043	41,449
Kroger Co.
7.500% due 04/01/2031	150	185
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	3,753
Leonardo U.S. Holdings, Inc.
6.250% due 01/15/2040	5,500	5,142
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,337
4.090% due 09/15/2052	8,609	8,110
4.500% due 05/15/2036	2,100	2,176
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	6,805
4.050% due 05/03/2047	7,940	6,869
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,165
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	4,642
6.600% due 10/01/2037	3,700	4,163
Marathon Petroleum Corp.
4.500% due 04/01/2048	1,300	1,097
Masco Corp.
4.375% due 04/01/2026	5,400	5,412
4.500% due 05/15/2047	5,102	4,379
5.950% due 03/15/2022	5,871	6,226
6.500% due 08/15/2032	3,614	4,007
7.750% due 08/01/2029	2,539	3,033
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,140
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,580
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,346
4.625% due 03/15/2045	24,750	26,044
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048	4,000	3,450
Microsoft Corp.
3.300% due 02/06/2027	13,500	13,393
3.450% due 08/08/2036	11,400	10,822
3.700% due 08/08/2046	86,900	83,871
3.750% due 02/12/2045	1,300	1,263
4.100% due 02/06/2037	26,700	27,502
4.500% due 02/06/2057	22,900	24,508
4.750% due 11/03/2055	16,700	18,796
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	12,670	12,852
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	189
Moody’s Corp.
3.250% due 01/15/2028	3,723	3,532
4.875% due 12/17/2048	9,000	9,260
5.250% due 07/15/2044	4,144	4,489

Motorola Solutions, Inc.
5.500% due 09/01/2044	11,700	10,680
MPLX LP
4.700% due 04/15/2048	10,306	8,975
4.900% due 04/15/2058	12,600	10,581
Mylan NV
3.950% due 06/15/2026	6,100	5,580
5.250% due 06/15/2046	20,528	17,376
Mylan, Inc.
4.550% due 04/15/2028	2,300	2,149
5.200% due 04/15/2048	28,900	23,939
5.400% due 11/29/2043	1,900	1,615
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	16,400	16,646
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	31,823
5.950% due 04/01/2041	52,000	59,869
Nestle Holdings, Inc.
3.900% due 09/24/2038	4,000	3,892
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	22,644
Newell Brands, Inc.
5.375% due 04/01/2036	2,463	2,350
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	12,865
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,344
7.500% due 07/30/2039	2,410	3,343
Noble Holding International Ltd.
5.250% due 03/15/2042	250	147
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	5,921
4.050% due 08/15/2052	8,710	7,825
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	13,427
4.300% due 01/15/2049	15,000	14,677
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	10,681	10,495
NVR, Inc.
3.950% due 09/15/2022	5,000	4,920
NXP BV
3.875% due 09/01/2022	7,800	7,507
5.550% due 12/01/2028	2,200	2,257
Occidental Petroleum Corp.
4.200% due 03/15/2048	3,400	3,262
Odebrecht Oil & Gas Finance Ltd.
0.000% due 01/31/2019 (c)(e)	4,491	80
ONEOK Partners LP
6.125% due 02/01/2041	22,637	23,418
6.200% due 09/15/2043	40,000	43,062
6.650% due 10/01/2036	4,765	5,350
6.850% due 10/15/2037	8,494	9,590
Oracle Corp.
3.800% due 11/15/2037	8,405	7,885
3.850% due 07/15/2036	1,500	1,421
3.900% due 05/15/2035	425	408
4.000% due 11/15/2047	78,180	73,040
4.125% due 05/15/2045	5,100	4,863
4.300% due 07/08/2034	1,450	1,459
4.375% due 05/15/2055	1,700	1,674
Owens Corning
4.300% due 07/15/2047	16,513	12,496
4.400% due 01/30/2048	34,933	26,534
Pacific National Finance Pty. Ltd.
6.000% due 04/07/2023	19,900	21,188
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,001
6.450% due 05/30/2044	5,700	5,972
Petroleos Mexicanos
6.350% due 02/12/2048	125,896	100,908
6.375% due 01/23/2045	29,069	23,510
6.500% due 03/13/2027	1,600	1,508
6.500% due 06/02/2041	1,000	831
6.750% due 09/21/2047	100,026	82,961
Pfizer, Inc.
4.200% due 09/15/2048	600	611
4.300% due 06/15/2043	400	409
4.400% due 05/15/2044	6,900	7,212
5.600% due 09/15/2040	33,365	40,634
7.200% due 03/15/2039	2,470	3,421
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,173
4.125% due 03/04/2043	2,575	2,284
4.250% due 11/10/2044	21,000	19,221
4.375% due 11/15/2041	12,700	11,588
4.875% due 11/15/2043	2,500	2,487
6.375% due 05/16/2038	13,283	15,434

Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	251
7.200% due 01/15/2028	24,475	29,805
QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	14,848
4.800% due 05/20/2045	7,278	6,956
QVC, Inc.
4.375% due 03/15/2023	1,100	1,056
4.850% due 04/01/2024	18,100	17,571
5.125% due 07/02/2022	6,820	6,897
5.450% due 08/15/2034	35,700	31,290
5.950% due 03/15/2043	34,155	30,764
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,438
6.332% due 09/30/2027	3,535	3,901
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	6,979
Reynolds American, Inc.
5.850% due 08/15/2045	10,000	9,331
6.150% due 09/15/2043	10,920	10,688
7.250% due 06/15/2037	700	767
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,542
6.875% due 04/15/2040	8,450	8,872
7.500% due 07/15/2038	25,640	29,101
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,150
4.350% due 04/15/2047	4,500	4,162
S&P Global, Inc.
4.500% due 05/15/2048	200	195
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	22,342
5.000% due 03/15/2027	36,700	36,864
5.625% due 03/01/2025	300	312
5.875% due 06/30/2026	7,556	8,015
Sands China Ltd.
5.400% due 08/08/2028	8,700	8,423
SASOL Financing USA LLC
6.500% due 09/27/2028	11,200	11,228
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	6,634
Sky Ltd.
3.125% due 11/26/2022	4,200	4,148
3.750% due 09/16/2024	2,800	2,793
Southern Co.
4.250% due 07/01/2036	9,300	8,814
4.400% due 07/01/2046	19,705	18,212
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,662
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	22,100	21,768
Standard Industries, Inc.
4.750% due 01/15/2028	14,500	12,234
5.000% due 02/15/2027	2,380	2,088
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021	1,822	1,843
4.650% due 02/15/2022	2,000	2,032
4.950% due 01/15/2043	27,800	23,363
Syngenta Finance NV
5.676% due 04/24/2048	6,575	5,459
Takeda Pharmaceutical Co. Ltd.
5.000% due 11/26/2028	9,200	9,420
Tech Data Corp.
4.950% due 02/15/2027	7,100	6,679
Telefonica Emisiones S.A.
4.665% due 03/06/2038	2,970	2,698
4.895% due 03/06/2048	18,400	16,320
5.213% due 03/08/2047	14,400	13,245
5.462% due 02/16/2021	14,606	15,144
7.045% due 06/20/2036	27,468	31,411
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	1,787
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	380
Tesco PLC
6.150% due 11/15/2037	1,795	1,864
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,137	7,202
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,500	1,380
Textron, Inc.
3.168% (US0003M + 0.550%) due 11/10/2020 ~	2,100	2,082
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,152
5.650% due 11/23/2043	23,336	24,863

Time Warner Cable LLC
4.500% due 09/15/2042	18,500	14,939
5.500% due 09/01/2041	14,800	13,135
5.875% due 11/15/2040	5,000	4,732
6.550% due 05/01/2037	2,950	3,038
6.750% due 06/15/2039	52,495	53,542
7.300% due 07/01/2038	2,080	2,263
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,288
8.375% due 07/15/2033	18,720	22,889
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,457	5,879
TransCanada PipeLines Ltd.
4.875% due 05/15/2048	22,100	21,640
6.200% due 10/15/2037	3,484	3,806
7.250% due 08/15/2038	1,400	1,682
7.625% due 01/15/2039	10,020	12,528
Transcontinental Gas Pipe Line Co. LLC
5.400% due 08/15/2041	4,330	4,462
Tyson Foods, Inc.
4.500% due 06/15/2022	600	613
4.550% due 06/02/2047	1,000	881
4.875% due 08/15/2034	950	923
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	7,758	7,823
4.625% due 12/03/2026	2,940	3,052
7.125% due 04/22/2025	2,283	2,496
Union Pacific Corp.
4.100% due 09/15/2067	1,147	981
4.375% due 11/15/2065	2,500	2,290
United Airlines Pass-Through Trust
3.100% due 01/07/2030	30,501	29,481
3.450% due 01/07/2030	2,463	2,384
3.750% due 03/03/2028	5,225	5,120
4.000% due 10/11/2027	13,292	13,277
4.300% due 02/15/2027	15,279	15,638
United Parcel Service, Inc.
3.750% due 11/15/2047	23,000	20,836
United Technologies Corp.
3.100% due 06/01/2022	1,543	1,512
3.279% (US0003M + 0.650%) due 08/16/2021 ~	1,900	1,894
4.450% due 11/16/2038	8,800	8,574
4.625% due 11/16/2048	15,600	15,146
UnitedHealth Group, Inc.
3.750% due 10/15/2047	8,100	7,468
4.625% due 11/15/2041	14,000	14,672
4.750% due 07/15/2045	10,099	10,724
5.800% due 03/15/2036	300	355
5.950% due 02/15/2041	4,700	5,738
6.625% due 11/15/2037	2,150	2,789
Vale Overseas Ltd.
6.250% due 08/10/2026	1,600	1,732
6.875% due 11/21/2036 (i)	14,616	16,786
6.875% due 11/10/2039	5,500	6,380
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025	746	757
VMware, Inc.
3.900% due 08/21/2027	16,300	14,492
Volkswagen Group of America Finance LLC
3.388% (US0003M + 0.770%) due 11/13/2020 ~	1,800	1,788
4.000% due 11/12/2021	3,900	3,910
Wabtec Corp.
4.700% due 09/15/2028	2,690	2,529
Warner Media LLC
4.650% due 06/01/2044	10,705	9,414
4.900% due 06/15/2042	3,000	2,746
5.350% due 12/15/2043	3,300	3,195
5.375% due 10/15/2041	5,000	4,837
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	9,028
Western Gas Partners LP
5.450% due 04/01/2044	2,600	2,265
WestRock RKT Co.
4.000% due 03/01/2023	8,350	8,354
Whirlpool Corp.
5.150% due 03/01/2043	21,075	19,837
Williams Cos., Inc.
4.900% due 01/15/2045	1,500	1,367
5.100% due 09/15/2045	7,225	6,707
5.750% due 06/24/2044	7,550	7,622
6.300% due 04/15/2040	7,328	7,798
8.750% due 03/15/2032	29,088	37,997
Woodside Finance Ltd.
3.650% due 03/05/2025	500	476
Wyeth LLC
5.950% due 04/01/2037	500	604

Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	9,954
5.500% due 03/01/2025		126,050	117,857
Yara International ASA
4.750% due 06/01/2028		5,900	5,895
Zimmer Biomet Holdings, Inc.
3.554% (US0003M + 0.750%) due 03/19/2021 ~		1,100	1,090
4.250% due 08/15/2035		1,681	1,520
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,039
4.450% due 08/20/2048		7,500	7,390

			7,114,513

UTILITIES 13.9%
Alabama Power Co.
3.850% due 12/01/2042		2,950	2,756
4.300% due 07/15/2048		8,700	8,748
5.200% due 06/01/2041		200	217
Ameren Illinois Co.
3.700% due 12/01/2047		3,700	3,388
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,130
American Water Capital Corp.
3.750% due 09/01/2047		5,000	4,511
4.300% due 12/01/2042		8,700	8,661
6.593% due 10/15/2037		150	191
Anadarko Finance Co.
7.500% due 05/01/2031		8,974	10,641
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,164
5.800% due 10/01/2035		2,176	2,432
6.375% due 04/01/2036		5,146	6,132
6.700% due 08/15/2037		3,600	4,418
7.000% due 04/01/2038		3,693	4,662
AT&T, Inc.
1.800% due 09/05/2026	EUR	600	684
3.150% due 09/04/2036		4,500	4,933
3.386% (US0003M + 0.950%) due 07/15/2021 ~		$7,200	7,179
4.100% due 02/15/2028		1,690	1,629
4.300% due 02/15/2030		60,681	57,506
4.350% due 06/15/2045		51,977	44,142
4.500% due 03/09/2048		118,407	102,475
4.550% due 03/09/2049		106,212	91,900
4.750% due 05/15/2046		3,700	3,305
4.800% due 06/15/2044		111,400	100,285
5.150% due 03/15/2042		5,500	5,160
5.150% due 11/15/2046		39,100	36,511
5.150% due 02/15/2050		27,987	26,058
5.300% due 08/15/2058		20,490	19,088
5.350% due 09/01/2040		11,908	11,633
5.450% due 03/01/2047		25,238	24,768
6.000% due 08/15/2040		4,400	4,506
6.375% due 03/01/2041		22,200	24,140
8.750% due 11/15/2031		265	352
Atmos Energy Corp.
4.300% due 10/01/2048		20,000	20,175
Berkshire Hathaway Energy Co.
2.375% due 01/15/2021		4,320	4,262
4.450% due 01/15/2049		20,290	20,145
4.500% due 02/01/2045		580	581
5.950% due 05/15/2037		400	469
6.125% due 04/01/2036		10,154	12,145
BG Energy Capital PLC
5.125% due 10/15/2041		31,210	32,312
British Telecommunications PLC
9.625% due 12/15/2030		26,255	35,579
CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(e)		13,900	13,570
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	393
Cleco Power LLC
6.000% due 12/01/2040		18,175	20,605
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	7,878
CMS Energy Corp.
4.700% due 03/31/2043		5,437	5,535
CNOOC Finance Ltd.
3.000% due 05/09/2023		20,750	20,056
3.875% due 05/02/2022		10,900	10,994
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	43,411
Connecticut Light & Power Co.
4.000% due 04/01/2048		1,300	1,289
4.300% due 04/15/2044		10,000	10,201

Consolidated Edison Co. of New York, Inc.
4.200% due 03/15/2042		5,000	4,889
4.500% due 05/15/2058		18,900	18,358
4.625% due 12/01/2054		2,285	2,243
5.300% due 03/01/2035		900	987
5.500% due 12/01/2039		3,400	3,857
5.700% due 06/15/2040		5,000	5,858
6.200% due 06/15/2036		4,000	4,818
6.750% due 04/01/2038		9,950	12,731
Consumers Energy Co.
4.050% due 05/15/2048		8,100	8,020
4.100% due 11/15/2045		2,150	2,092
4.350% due 04/15/2049		14,000	14,599
DTE Electric Co.
3.950% due 06/15/2042		500	476
4.300% due 07/01/2044		9,150	9,449
Duke Energy Carolinas LLC
3.700% due 12/01/2047		11,032	10,061
3.950% due 03/15/2048		8,900	8,554
4.000% due 09/30/2042		3,500	3,375
4.250% due 12/15/2041		16,400	16,499
6.000% due 01/15/2038		50	61
Duke Energy Corp.
3.750% due 09/01/2046		17,850	15,517
3.950% due 08/15/2047		4,670	4,238
Duke Energy Florida LLC
4.200% due 07/15/2048		7,600	7,598
5.650% due 04/01/2040		7,400	8,747
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	114
6.120% due 10/15/2035		6,724	8,307
Duke Energy Progress LLC
3.600% due 09/15/2047		36,600	32,617
4.100% due 03/15/2043		4,701	4,571
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,950	2,064
E.ON International Finance BV
6.650% due 04/30/2038		3,020	3,549
Electricite de France S.A.
4.875% due 09/21/2038		10,000	9,167
4.875% due 01/22/2044		9,140	8,286
4.950% due 10/13/2045		4,855	4,407
5.000% due 09/21/2048		15,000	13,338
6.000% due 01/22/2114		17,338	16,957
6.950% due 01/26/2039		7,208	8,419
Emera U.S. Finance LP
4.750% due 06/15/2046		11,300	10,920
Emera, Inc.
6.750% due 06/15/2076 •		9,100	9,163
Enable Midstream Partners LP
4.400% due 03/15/2027		800	749
5.000% due 05/15/2044		31,573	26,065
Enel Finance International NV
3.625% due 05/25/2027		7,900	6,985
4.750% due 05/25/2047		48,680	41,534
Entergy Corp.
4.000% due 07/15/2022		3,240	3,271
Exelon Corp.
5.625% due 06/15/2035		7,000	7,577
Exelon Generation Co. LLC
5.600% due 06/15/2042		16,164	15,888
6.250% due 10/01/2039		13,115	13,731
FirstEnergy Transmission LLC
4.350% due 01/15/2025		11,846	11,990
5.450% due 07/15/2044		10,100	11,025
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	17,584
3.950% due 03/01/2048		1,000	981
4.050% due 10/01/2044		4,200	4,187
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,666
6.000% due 11/27/2023		17,825	18,467
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	12,600	16,172
4.950% due 02/06/2028		$11,600	11,099
5.999% due 01/23/2021		20,300	20,919
6.510% due 03/07/2022		32,275	33,785
Georgia Power Co.
4.750% due 09/01/2040		6,100	6,059
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,569
Indiana Michigan Power Co.
4.250% due 08/15/2048		5,000	4,942
4.550% due 03/15/2046		500	506
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,292

Israel Electric Corp. Ltd.
7.250% due 01/15/2019		6,000	6,006
9.375% due 01/28/2020		29,800	31,654
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,257
Kentucky Utilities Co.
5.125% due 11/01/2040		17,100	19,251
Koninklijke KPN NV
8.375% due 10/01/2030		30,590	39,703
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,892
MidAmerican Energy Co.
3.650% due 08/01/2048		5,000	4,621
4.400% due 10/15/2044		500	517
5.800% due 10/15/2036		3,000	3,608
Mississippi Power Co.
4.250% due 03/15/2042		5,000	4,638
Monongahela Power Co.
5.400% due 12/15/2043		700	819
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,729
4.278% due 10/01/2034		9,000	9,068
NiSource, Inc.
3.950% due 03/30/2048		7,200	6,438
4.375% due 05/15/2047		11,100	10,381
5.650% due 02/01/2045		6,240	6,826
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		22,300	21,920
NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,557
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		3,251	3,139
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		6,908	3,929
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,560	1,457
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)		5,804	1,552
Oglethorpe Power Corp.
5.050% due 10/01/2048		30,000	30,136
5.250% due 09/01/2050		25,000	26,054
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,364
8.250% due 10/15/2038		1,000	1,442
Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	4,835
Oncor Electric Delivery Co. LLC
4.100% due 11/15/2048		2,000	2,005
5.250% due 09/30/2040		15,100	17,290
5.300% due 06/01/2042		600	684
7.250% due 01/15/2033		3,400	4,526
7.500% due 09/01/2038		4,615	6,471
ONEOK, Inc.
4.950% due 07/13/2047		4,900	4,549
5.200% due 07/15/2048		22,500	21,633
Orange S.A.
9.000% due 03/01/2031		11,250	15,623
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,925	2,188
3.950% due 12/01/2047		20,800	15,923
4.250% due 03/15/2046		5,300	4,153
4.300% due 03/15/2045		3,700	2,955
4.450% due 04/15/2042		5,150	4,147
4.600% due 06/15/2043		85	69
4.650% due 08/01/2028		4,300	3,807
4.750% due 02/15/2044		5,000	4,138
5.400% due 01/15/2040		800	714
5.800% due 03/01/2037		8,600	8,021
6.050% due 03/01/2034		5,630	5,248
6.250% due 03/01/2039		8,700	8,226
PacifiCorp
4.125% due 01/15/2049		1,400	1,383
6.000% due 01/15/2039		1,500	1,806
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,997
Pennsylvania Electric Co.
6.150% due 10/01/2038		2,309	2,658
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	15,675
6.850% due 06/05/2115		$16,000	14,356
Plains All American Pipeline LP
4.300% due 01/31/2043		12,925	10,253
4.500% due 12/15/2026		4,650	4,489
4.700% due 06/15/2044		28,955	24,962
4.900% due 02/15/2045		29,035	24,927
5.150% due 06/01/2042		70,014	63,225
6.650% due 01/15/2037		2,300	2,432

PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,158
Progress Energy, Inc.
6.000% due 12/01/2039		700	825
7.750% due 03/01/2031		400	534
Public Service Co. of Colorado
3.950% due 03/15/2043		1,500	1,442
4.100% due 06/15/2048		4,000	3,950
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	5,422
5.764% due 07/15/2040		8,200	9,787
Rio Oil Finance Trust
9.750% due 01/06/2027		20,087	22,071
San Diego Gas & Electric Co.
4.150% due 05/15/2048		6,900	6,714
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	54,793
5.500% due 04/08/2044		40,500	41,026
Sempra Energy
2.936% (US0003M + 0.500%) due 01/15/2021 ~		2,000	1,967
Shell International Finance BV
3.625% due 08/21/2042		3,900	3,548
4.000% due 05/10/2046		400	388
4.125% due 05/11/2035		51,000	51,208
4.550% due 08/12/2043		11,450	11,944
Southern California Edison Co.
4.125% due 03/01/2048		7,000	6,653
5.750% due 04/01/2035		2,073	2,248
6.000% due 01/15/2034		900	1,007
6.650% due 04/01/2029		6,107	6,817
Southern California Gas Co.
4.300% due 01/15/2049		100	103
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	9,965
5.875% due 03/15/2041		7,500	8,513
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	830
3.850% due 02/01/2048		20,000	17,858
6.200% due 03/15/2040		14,340	17,043
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,371
State Grid Overseas Investment Ltd.
4.250% due 05/02/2028		15,000	15,315
Tampa Electric Co.
4.450% due 06/15/2049		20,000	19,606
Telecom Italia Capital S.A.
7.200% due 07/18/2036		2,810	2,698
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	8,425
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	22,585
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,769
Verizon Communications, Inc.
3.788% (US0003M + 1.000%) due 03/16/2022 ~		3,252	3,257
3.850% due 11/01/2042		16,560	14,395
4.522% due 09/15/2048		32,992	31,074
4.672% due 03/15/2055		167,369	154,563
5.012% due 08/21/2054		182,042	177,162
5.250% due 03/16/2037		1,100	1,150
Virginia Electric & Power Co.
3.800% due 09/15/2047		7,900	7,305
6.000% due 05/15/2037		400	480
Vodafone Group PLC
5.250% due 05/30/2048		4,000	3,774
6.150% due 02/27/2037		17,613	18,530
6.250% due 11/30/2032		2,650	2,934
Wisconsin Electric Power Co.
4.300% due 10/15/2048		15,000	15,507
5.700% due 12/01/2036		220	260

			2,874,154

Total Corporate Bonds & Notes (Cost $15,557,996)			15,105,910

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 2.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	21,846
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	6,553
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	821
6.907% due 10/01/2050		28,895	41,200
7.043% due 04/01/2050		48,475	69,075

Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,837
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,967
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,222
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	21,112
7.500% due 04/01/2034	4,840	6,609
7.550% due 04/01/2039	12,135	17,426
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	16,800	24,526
7.625% due 03/01/2040	7,575	10,810
7.950% due 03/01/2036	22,100	23,337
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,185
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,664
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,272
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	17,985	26,082
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,192
7.618% due 08/01/2040	5,200	7,612
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	566
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,094
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	8,503
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	5,874
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	122
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,735
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,230
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	658
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,073
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,581
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	5,709
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	33,182
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	587
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,366
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	432
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,995

		434,055

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,389	2,532
6.655% due 04/01/2057	44,030	48,449

		50,981

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,095
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,992
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	5,855	6,274
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	1,965	2,117

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,454

		33,932

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,401

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	464

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,107

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,368

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	507
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	20,547

		21,054

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,119

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,512
6.814% due 11/15/2040	18,085	24,076
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,002
5.508% due 08/01/2037	800	941
5.572% due 11/01/2038	9,000	10,575
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,401
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	572
5.389% due 03/15/2040	200	235
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,079
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	10,827
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	611
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	230
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	85,915
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,026

		158,002

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,287
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,448
7.734% due 02/15/2033	7,325	10,132
8.084% due 02/15/2050	50,725	80,840
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	74

		93,781

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,197

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,045

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,204

		36,249

Total Municipal Bonds & Notes (Cost $725,053)		859,710

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
3.500% due 12/01/2042 - 09/01/2048	171,691	171,831
4.000% due 10/01/2040 - 09/01/2046	762	782
6.000% due 01/01/2023 - 06/01/2038	10	11
7.000% due 11/01/2026	9	9
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 01/01/2049	99,800	97,394
3.500% due 01/01/2049 - 02/01/2049	815,700	815,467
Freddie Mac
3.896% due 08/15/2032 ~	12	12
Ginnie Mae
4.500% due 09/15/2033	12	12
8.500% due 09/15/2030	4	4

Total U.S. Government Agencies (Cost $1,072,068)		1,085,523

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
2.250% due 08/15/2046 (m)	13	11
2.500% due 02/15/2045 (i)	188,518	171,228
2.500% due 02/15/2046	213,985	193,617
2.500% due 05/15/2046 (i)	342,000	309,117
2.750% due 11/15/2042 (i)	414,000	396,733
2.750% due 08/15/2047	216,500	205,477
2.750% due 11/15/2047	101,412	96,165
2.875% due 05/15/2043 (k)(m)	28,000	27,395
2.875% due 08/15/2045	105,207	102,690
3.000% due 05/15/2045 (i)	231,583	231,631
3.000% due 02/15/2048	51,708	51,538
3.000% due 08/15/2048 (i)	922,322	919,820
3.125% due 02/15/2042 (i)(k)(m)	251,000	257,497
3.125% due 02/15/2043	199,000	203,430
3.125% due 05/15/2048 (i)	242,485	247,586
3.625% due 02/15/2044 (i)	302,675	335,966
5.375% due 02/15/2031 (k)(m)	2,000	2,543
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (k)	70,381	67,902
0.375% due 01/15/2027 (k)	4,083	3,881
0.500% due 01/15/2028	994	950
0.625% due 01/15/2026 (k)	68,965	67,178
1.750% due 01/15/2028 (k)	14,968	15,907
2.000% due 01/15/2026 (k)	18,602	19,861
2.375% due 01/15/2027 (k)	123,142	135,997
2.500% due 01/15/2029	24,853	28,313
3.875% due 04/15/2029	923	1,176
U.S. Treasury Notes
2.000% due 08/15/2025 (i)(k)(m)	503,900	486,106
2.750% due 02/15/2028 (k)(m)	57,539	57,893
2.875% due 05/15/2028 (i)	17,532	17,818
3.125% due 11/15/2028 (k)	176,649	183,385

Total U.S. Treasury Obligations (Cost $4,849,702)		4,838,811

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	21,525
BCAP LLC Trust
2.644% due 11/26/2046 •	192	191
2.815% due 05/26/2035 •	216	215
Merrill Lynch Mortgage Investors Trust
3.336% due 03/25/2028 •	30	30
3.567% due 01/25/2029 •	90	90
Structured Adjustable Rate Mortgage Loan Trust
4.329% due 09/25/2034 ~	867	863

Total Non-Agency Mortgage-Backed Securities (Cost $24,560)		22,914

ASSET-BACKED SECURITIES 0.7%
AASET U.S. Ltd.
3.844% due 01/16/2038	18,212	18,284
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 Ø	14,906	15,011
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	783	806
Business Jet Securities LLC
4.335% due 02/15/2033	5,347	5,381

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		7,175	7,188
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		20,685	21,095
MAPS Ltd.
4.212% due 05/15/2043		9,866	9,978
METAL LLC
4.581% due 10/15/2042		20,682	20,871
Rise Ltd.
4.750% due 02/15/2039 «~(g)		11,741	11,507
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		15,938	15,977
SBA Tower Trust
3.869% due 10/15/2049 Ø		11,400	11,330
Sprite Ltd.
4.250% due 12/15/2037		13,557	13,470

Total Asset-Backed Securities (Cost $149,881)			150,898

SOVEREIGN ISSUES 1.8%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	40,877
Colombia Government International Bond
6.125% due 01/18/2041		200	216
Israel Government International Bond
4.125% due 01/17/2048		13,300	13,055
Mexico Government International Bond
4.600% due 01/23/2046		4,171	3,709
4.600% due 02/10/2048 (i)		23,200	20,662
5.550% due 01/21/2045 (i)		19,780	20,062
5.750% due 10/12/2110		1,550	1,463
6.050% due 01/11/2040		1,238	1,313
Peru Government International Bond
5.700% due 08/12/2024	PEN	231,100	71,132
5.940% due 02/12/2029		50,600	15,319
6.350% due 08/12/2028		45,700	14,260
8.200% due 08/12/2026		108,300	37,759
Qatar Government International Bond
3.875% due 04/23/2023		$700	709
5.103% due 04/23/2048		24,600	25,895
Saudi Government International Bond
3.250% due 10/26/2026		8,900	8,342
4.000% due 04/17/2025		500	497
4.500% due 10/26/2046		46,700	42,362
4.625% due 10/04/2047		14,800	13,561
5.000% due 04/17/2049		15,400	14,876
Uruguay Government International Bond
4.975% due 04/20/2055		15,100	14,398

Total Sovereign Issues (Cost $377,614)			360,467

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500%		20,200	25,492

Total Convertible Preferred Securities (Cost $24,500)			25,492

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)		130,000	13,325
Public Storage
6.375% due 03/17/2019 (e)		75,000	1,883
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	6,473
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)		52,750	1,291
Ventas Realty LP
5.450% due 03/15/2043		120,000	2,904

			25,876

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	642

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	252
Entergy Arkansas LLC
4.750% due 06/01/2063	38,000	842
Entergy Texas, Inc.
5.625% due 06/01/2064	483,816	12,038
SCE Trust
5.000% due 06/26/2022 (e)	724,700	13,182
5.750% (US0003M + 2.990%) due 03/15/2024 ~(e)	463,000	10,714

		37,028

Total Preferred Securities (Cost $68,976)		63,546

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (h) 0.7%		154,065

U.S. TREASURY BILLS 0.1%
2.320% due 01/03/2019 - 01/31/2019 (b)(c)(k)(m)	$9,484	9,467

Total Short-Term Instruments (Cost $163,533)		163,532

Total Investments in Securities (Cost $23,530,373)		23,181,410

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	80,375,826	794,435

Total Short-Term Instruments (Cost $794,268)		794,435

Total Investments in Affiliates (Cost $794,268)		794,435

Total Investments 115.9% (Cost $24,324,641)		$23,975,845
Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $123,938)		(29,319)
Other Assets and Liabilities, net (15.8)%		(3,251,551)

Net Assets 100.0%		$20,694,975

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$43,049	$43,036	0.21%
Delta Air Lines, Inc.	4.703	09/30/2019	09/29/2014	39,451	39,463	0.19
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	49,522	48,155	0.23
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	23,260	0.11
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 03/14/2017	11,747	11,507	0.06

				$167,769	$165,421	0.80%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.950%	12/31/2018	01/02/2019	$150,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(154,168)	$150,000	$150,025
FICC	2.000	12/31/2018	01/02/2019	4,065	U.S. Treasury Notes 2.875% due 09/30/2023	(4,150)	4,065	4,065

Total Repurchase Agreements						$(158,318)	$154,065	$154,090

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.750%	12/24/2018	TBD	(3)	$(5,441)	$(5,443)
	2.200	12/24/2018	TBD	(3)	(1,505)	(1,506)
BOS	2.310	10/23/2018	01/23/2019		(188,440)	(189,298)
	2.400	10/22/2018	01/22/2019		(125,952)	(126,556)
	2.400	10/29/2018	01/22/2019		(18,549)	(18,629)
	2.400	10/31/2018	01/22/2019		(10,795)	(10,840)
	2.400	11/02/2018	01/22/2019		(31,113)	(31,240)
	2.500	12/31/2018	01/02/2019		(150,188)	(150,208)
BRC	1.450	12/24/2018	TBD	(3)	(6,822)	(6,824)
	1.750	12/24/2018	TBD	(3)	(5,151)	(5,153)
	2.200	12/24/2018	TBD	(3)	(19,613)	(19,624)
GRE	2.460	10/19/2018	01/22/2019		(1,523)	(1,530)
	2.460	11/28/2018	01/22/2019		(11,550)	(11,578)
JML	1.500	07/27/2018	TBD	(3)	(524)	(527)
	1.500	11/15/2018	TBD	(3)	(3,007)	(3,012)
	1.800	07/27/2018	TBD	(3)	(524)	(527)
	1.900	12/17/2018	TBD	(3)	(2,984)	(2,986)
	1.900	12/21/2018	TBD	(3)	(2,149)	(2,150)
	1.950	10/11/2018	TBD	(3)	(2,133)	(2,142)
	2.000	12/21/2018	TBD	(3)	(1,153)	(1,154)
	2.100	11/20/2018	TBD	(3)	(4,131)	(4,140)
JPS	2.380	10/29/2018	01/22/2019		(94,560)	(94,966)
	2.380	11/13/2018	01/22/2019		(35,245)	(35,362)
	2.380	12/17/2018	01/22/2019		(1,766)	(1,768)
NOM	2.450	12/21/2018	TBD	(3)	(8,876)	(8,883)
	2.500	12/21/2018	TBD	(3)	(11,716)	(11,726)
NXN	2.380	10/05/2018	01/07/2019		(162,090)	(163,044)
	2.380	11/15/2018	01/07/2019		(202,818)	(203,462)
	2.450	10/22/2018	01/18/2019		(355,717)	(357,460)
	2.450	11/13/2018	01/18/2019		(62,992)	(63,207)
	2.450	11/15/2018	01/18/2019		(237,656)	(238,433)
	2.450	12/14/2018	01/18/2019		(185,013)	(185,252)
RCY	2.570	11/16/2018	01/16/2019		(131,007)	(131,447)
SGY	2.500	12/12/2018	01/14/2019		(123,669)	(123,849)
	2.530	12/18/2018	01/18/2019		(84,916)	(85,006)

Total Reverse Repurchase Agreements						$(2,298,932)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	2.650%	12/18/2018	01/02/2019	$(181,819)	$(182,020)
MSC	2.690	11/30/2018	01/09/2019	(31,736)	(31,814)
	2.750	12/26/2018	01/28/2019	(32,277)	(32,294)

Total Sale-Buyback Transactions					$(246,128)

(i)	Securities with an aggregate market value of $2,637,919 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(2,046,271) at a weighted average interest rate of 2.120%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(81) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	$108.250	02/22/2019	978	$1,956	$8	$1
Call - CBOT U.S. Treasury 2-Year Note March 2019 Futures	108.625	02/22/2019	54	108	1	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	107.000	02/22/2019	210	210	2	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	110.000	02/22/2019	1,441	1,441	12	2
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	116.000	02/22/2019	216	216	2	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	118.000	02/22/2019	5	5	0	0
Put - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	121.000	02/22/2019	33	33	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	100.000	02/22/2019	383	383	3	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	110.000	02/22/2019	68	68	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	119.000	02/22/2019	340	340	3	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	120.000	02/22/2019	170	170	1	2

Total Purchased Options					$33	$5

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2019	1,905	$278,130	$12,744	$893	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	200	32,131	1,687	119	0

				$14,431	$1,012	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2019	6	$(1,124)	$(12)	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2019	1,032	(219,107)	(1,511)	0	(145)

				$(1,523)	$1	$(145)

Total Futures Contracts				$12,908	$1,013	$(145)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.244%		$17,200	$(354)	$96	$(258)	$0	$(4)
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.283		31,600	(783)	334	(449)	0	(4)

							$(1,137)	$430	$(707)	$0	$(8)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	1.242%		$2,700	$29	$(42)	$(13)	$0	$(8)
Arconic, Inc.	1.000	Quarterly	06/20/2021	1.499		2,600	22	(52)	(30)	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.380		20,500	446	(163)	283	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.482		7,600	173	(58)	115	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.648		3,900	83	(30)	53	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.769		7,600	149	(73)	76	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.865		4,000	69	(43)	26	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.951		17,050	243	(195)	48	10	0
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.893		7,800	96	(66)	30	0	(3)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.601		5,400	(3)	76	73	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.449		500	87	(36)	51	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.369		15,460	2,371	(703)	1,668	0	(6)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.648		5,300	1,179	(622)	557	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.906		5,200	925	(335)	590	0	0
General Electric Co.	1.000	Quarterly	12/20/2020	1.653		2,600	(47)	16	(31)	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	2.039		27,100	(1,406)	183	(1,223)	9	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.500		7,800	139	(70)	69	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.516		20,000	371	(178)	193	2	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.877		6,800	1,052	(93)	959	0	(4)
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.138		1,100	96	(56)	40	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.288		20,600	444	(188)	256	0	(11)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.416		25,000	601	(242)	359	0	(6)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.455		11,000	269	(107)	162	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.487		13,750	340	(133)	207	1	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.612		16,550	400	(181)	219	0	(10)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706		20,900	480	(242)	238	3	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	3.853		2,000	39	(165)	(126)	1	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.307		10,000	216	(78)	138	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.432		7,300	167	(65)	102	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.978		14,800	229	(211)	18	2	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.734	EUR	1,000	19	(8)	11	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2023	1.051		1,000	(2)	0	(2)	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.627		$5,700	121	(73)	48	0	(7)

							$9,397	$(4,233)	$5,164	$36	$(77)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(237)	$84	$(153)	$7	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	11,349	(414)	136	(278)	9	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	66,300	(3,009)	580	(2,429)	50	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	407,200	(19,148)	118	(19,030)	297	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	2,421	(1,141)	1,280	24	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	457,600	9,755	(4,938)	4,817	116	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,523,200	27,082	(14,183)	12,899	520	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	9,708,400	161,455	(103,370)	58,085	3,563	0

					$177,905	$(122,714)	$55,191	$4,586	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2020		$310,500	$1,300	$(1,740)	$(440)	$0	$(46)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023		260,450	(5,542)	12,373	6,831	488	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	12/31/2023		171,600	(187)	(2,640)	(2,827)	0	(347)
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	01/02/2024		99,300	(127)	(1,496)	(1,623)	0	(200)
Receive (6)	3-Month USD-LIBOR	2.870	Semi-Annual	01/03/2024		85,400	(98)	(1,031)	(1,129)	0	(1,129)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	220,800	(525)	(3,175)	(3,700)	0	(323)
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		80,000	(180)	(695)	(875)	0	(121)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		16,500	372	(904)	(532)	0	(8)
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	253,100	(4,691)	3,615	(1,076)	437	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		349,700	5,849	(8,204)	(2,355)	0	(1,674)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		37,100	(228)	(2,210)	(2,438)	0	(416)
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	(855)	(1,880)	270	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	(1,099)	(858)	289	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	10	(1,355)	0	(2)
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	(2,354)	(12,210)	19	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		3,168,600	(29)	(397)	(426)	0	(7)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(614)	(2,348)	(2,962)	0	(58)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	(314)	(342)	0	(8)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	(1,147)	(5,214)	0	(51)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	(3,045)	(3,045)	336	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	(1,103)	(1,016)	116	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	(2,252)	(2,020)	237	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	(353)	(353)	32	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	(1,320)	(1,320)	115	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,684,000	0	(2,332)	(2,332)	250	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023		18,100	(67)	(26)	(93)	2	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		2,832,800	0	(4,980)	(4,980)	425	0
Pay	28-Day MXN-TIIE	7.520	Lunar	04/18/2023		1,063,300	(41)	(2,079)	(2,120)	166	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		1,895,200	256	4,425	4,681	0	(533)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	109	325	155	0

							$(20,117)	$(27,567)	$(47,684)	$3,337	$(4,923)

Total Swap Agreements							$166,048	$(154,084)	$11,964	$7,959	$(5,008)

(k)

Securities with an aggregate market value of $596,960 and cash of $10,754 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019		$1,277	GBP	1,000	$0	$(2)
	01/2019		624	JPY	70,000	15	0
BPS	01/2019	PEN	12,875		$3,882	62	0
	01/2019		$260	PEN	875	0	(1)
	02/2019	PEN	219,314		$64,672	0	(320)
CBK	01/2019	EUR	151,878		173,349	0	(780)
	01/2019	GBP	4,534		5,805	24	0
	01/2019		$831	JPY	94,092	28	0
	01/2019		1,782	MXN	36,739	85	0
	02/2019	PEN	187,584		$55,724	146	(10)
	03/2019		$609	HUF	172,014	7	0
GLM	01/2019	GBP	126,339		$161,477	443	(61)
	01/2019		$4,858	GBP	3,844	44	0
	01/2019		1,032	MXN	20,528	12	0
	03/2019	HUF	205,438		$730	0	(6)
HUS	01/2019	MXN	123,916		6,164	0	(121)
	03/2019	HUF	1,689,954		5,967	0	(91)
	03/2019		$1,593	HUF	449,430	18	0
IND	01/2019	JPY	94,092		$830	0	(29)
JPM	01/2019		654,300		5,785	0	(186)
	01/2019		$2,406	EUR	2,115	19	0
	01/2019		1,187	GBP	945	18	0
	01/2019		2,784	MXN	54,393	25	(48)
SCX	01/2019		1,145	EUR	1,000	1	0
	03/2019		1,516	HUF	425,595	10	0

Total Forward Foreign Currency Contracts						$957	$(1,655)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$310,500	$737	$104
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	407,400	2,988	4,510
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	50,000	3,840	4,761
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	50,700	1,511	813
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019	125,000	11,250	11,801
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	52,600	2,525	2,269
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	27,000	1,274	1,171
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	126,500	5,988	196
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	41,800	1,268	670
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	96,800	4,646	6,102
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	32,400	2,187	200
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	455
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	3,013
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	34,800	1,079	558
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	78,200	3,597	3,482
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	27,000	1,296	1,180
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	252
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	13,291
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	3,446
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	70,800	3,767	4,463
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019	143,200	7,393	8,652

Total Purchased Options							$82,834	$71,389

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850%	01/16/2019		$54,000	$(79)	$(149)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		122,700	(174)	(199)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		53,000	(113)	(145)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		57,200	(123)	(122)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		22,800	(27)	(31)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	03/20/2019		42,600	(78)	(138)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		73,400	(83)	(123)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	0.850	01/16/2019		76,800	(70)	(211)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	02/20/2019		41,800	(55)	(89)
BRC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		49,800	(42)	(29)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		35,700	(62)	(60)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	01/16/2019		45,300	(58)	(44)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019		279,000	(225)	(163)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	02/20/2019		88,800	(224)	(316)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	02/20/2019		93,600	(180)	(293)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	02/20/2019		31,600	(54)	(54)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		22,500	(22)	(30)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	03/20/2019		42,600	(67)	(116)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	03/20/2019		37,200	(79)	(86)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		54,800	(60)	(92)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	1.200	02/20/2019	EUR	58,400	(99)	(62)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		$55,600	(56)	(90)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		22,800	(18)	(31)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019		45,800	(78)	(88)
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	EUR	43,900	(85)	(70)
JPM	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	03/20/2019		$39,400	(73)	(66)
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	01/16/2019		48,200	(72)	(78)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	02/20/2019		15,000	(16)	(20)

							$(2,372)	$(2,995)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710%	01/17/2019	$104,100	$(135)	$(724)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	01/17/2019	104,100	(114)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	255,000	(4,000)	(6,263)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	218,000	(1,546)	(1,008)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(13,513)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	231,200	(2,525)	(2,134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	119,000	(1,276)	(1,105)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	62,100	(737)	(106)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	38,800	(2,988)	(3,140)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(171)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	179,700	(1,268)	(831)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/14/2019	97,800	(130)	(878)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	486,000	(4,732)	(6,086)
FBF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.760	01/07/2019	87,800	(99)	(743)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.990	01/07/2019	87,800	(99)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	01/28/2019	85,400	(137)	(206)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.780	01/28/2019	85,400	(113)	(55)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.890	01/03/2019	81,800	(94)	(1,185)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	01/03/2019	81,800	(82)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	01/11/2019	82,100	(111)	(576)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.960	01/11/2019	82,100	(104)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.650	01/18/2019	88,800	(115)	(440)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.890	01/18/2019	88,800	(107)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	141,400	(2,194)	(91)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(283)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(2,823)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	149,600	(1,087)	(692)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	343,800	(3,610)	(3,173)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	118,700	(1,295)	(1,106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	(111)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	01/04/2019	93,600	(107)	(1,181)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	01/04/2019	93,600	(92)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(15,937)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(3,290)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,076,000	(11,231)	(13,474)

							$(85,595)	$(81,336)

Total Written Options							$(88,398)	$(84,331)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	09/20/2019	0.368%	$60,400	$320	$(24)	$296	$0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.576	29,604	(95)	257	162	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	30,950	15	154	169	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	7,300	(147)	(32)	0	(179)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	37,600	146	22	168	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.215	50,000	216	181	397	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.568	2,800	(34)	(37)	0	(71)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.208	42,800	(617)	342	0	(275)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	36,550	(645)	(252)	0	(897)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.003	38,000	(2,102)	2,115	13	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817	8,600	(353)	(140)	0	(493)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	7,100	(432)	(165)	0	(597)
	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.521	10,000	9	132	141	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	1.114	4,625	(429)	424	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255	1,000	(14)	4	0	(10)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.576	14,700	(24)	104	80	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	3,600	5	15	20	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	1.251	9,900	(463)	380	0	(83)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	13,250	(255)	(70)	0	(325)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	1.405	7,000	(861)	823	0	(38)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	7,700	(410)	(238)	0	(648)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	50,000	194	29	223	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.821	9,100	(248)	(50)	0	(298)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.576	114,500	163	463	626	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619	15,400	63	(45)	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.289	800	(5)	(3)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	1,650	(17)	(12)	0	(29)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	59,550	(958)	(503)	0	(1,461)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817	2,900	(116)	(50)	0	(166)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	1,800	(109)	(42)	0	(151)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682	1,000	(83)	67	0	(16)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	42,650	208	(18)	190	0
DUB	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.568	850	(10)	(12)	0	(22)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.242	134,400	316	211	527	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.368	70,100	(284)	628	344	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619	19,400	(57)	80	23	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	23,300	(469)	(102)	0	(571)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	5,300	(311)	(135)	0	(446)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	44,100	150	47	197	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255	2,000	(26)	6	0	(20)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.576	55,000	79	222	301	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	23,550	0	128	128	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	32,500	(290)	(280)	0	(570)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	44,050	(835)	(245)	0	(1,080)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.003	800	(47)	47	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.143	700	(78)	77	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	2.506	5,400	(519)	331	0	(188)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.817	11,900	(486)	(196)	0	(682)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	3,700	(214)	(97)	0	(311)
HUS	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.255	1,200	(16)	4	0	(12)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.242	123,100	(1,412)	1,895	483	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	4,000	(4)	26	22	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619	16,400	8	12	20	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.912	10,750	(225)	245	20	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.434	59,150	(491)	(546)	0	(1,037)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	58,600	(923)	(514)	0	(1,437)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.785	8,250	(593)	604	11	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	3.140	7,500	(486)	(145)	0	(631)
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.215	43,800	168	179	347	0
JPM	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	50,000	74	198	272	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619	52,300	209	(147)	62	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	42,850	(788)	(263)	0	(1,051)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	4,300	19	0	19	0
MYC	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.242	30,100	(254)	372	118	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.368	12,200	(128)	188	60	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.648	40,600	75	146	221	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.619	8,950	35	(24)	11	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.128	102,300	479	(23)	456	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.174	24,500	363	(209)	154	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.215	58,000	251	209	460	0
NGF	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.549	8,350	(112)	(93)	0	(205)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.682	3,100	(256)	207	0	(49)

							$(14,166)	$6,862	$6,759	$(14,063)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	Monthly	01/17/2047	$4,400	$(437)	$65	$0	$(372)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	122,400	(6,174)	6,426	252	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	34	0	(19)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	1,977	74	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	407	0	(44)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	360	0	(749)
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	15,300	(811)	(1,646)	0	(2,457)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	76	0	(1,909)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	390	(4)	6	2	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,648	58	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,200	(312)	42	0	(270)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,300	(160)	3	0	(157)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	144	0	(84)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	204	7	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	530	0	(56)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(1,698)	0	(3,131)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	548	0	(1,504)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	91	0	(230)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	854	0	(1,522)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	86	0	(53)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	57	0	(35)

						$(22,413)	$10,214	$393	$(12,592)

Total Swap Agreements						$(36,579)	$17,076	$7,152	$(26,655)

(m)

Securities with an aggregate market value of $37,636 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$353,522	$151,085	$504,607
Corporate Bonds & Notes
Banking & Finance	0	5,093,983	23,260	5,117,243
Industrials	0	7,114,513	0	7,114,513
Utilities	0	2,874,154	0	2,874,154
Municipal Bonds & Notes
California	0	434,055	0	434,055
Georgia	0	50,981	0	50,981
Illinois	0	33,932	0	33,932
Indiana	0	2,401	0	2,401
Kentucky	0	464	0	464
Massachusetts	0	4,107	0	4,107
Mississippi	0	4,368	0	4,368
New Jersey	0	21,054	0	21,054
New Mexico	0	6,119	0	6,119
New York	0	158,002	0	158,002
Ohio	0	93,781	0	93,781
Pennsylvania	0	14,197	0	14,197
Texas	0	36,249	0	36,249
U.S. Government Agencies	0	1,085,523	0	1,085,523
U.S. Treasury Obligations	0	4,838,811	0	4,838,811
Non-Agency Mortgage-Backed Securities	0	22,914	0	22,914
Asset-Backed Securities	0	139,391	11,507	150,898
Sovereign Issues	0	360,467	0	360,467
Convertible Preferred Securities
Banking & Finance	25,492	0	0	25,492
Preferred Securities
Banking & Finance	12,551	13,325	0	25,876
Industrials	642	0	0	642
Utilities	37,028	0	0	37,028
Short-Term Instruments
Repurchase Agreements	0	154,065	0	154,065
U.S. Treasury Bills	0	9,467	0	9,467
	$75,713	$22,919,845	$185,852	$23,181,410

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$794,435	$0	$0	$794,435

Total Investments	$870,148	$22,919,845	$185,852	$23,975,845

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,013	7,964	0	8,977
Over the counter	0	79,498	0	79,498
	$1,013	$87,462	$0	$88,475

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(145)	(5,008)	0	(5,153)
Over the counter	0	(112,641)	0	(112,641)

	$(145)	$(117,649)	$0	$(117,794)

Total Financial Derivative Instruments	$868	$(30,187)	$0	$(29,319)

Totals	$871,016	$22,889,658	$185,852	$23,946,526

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.6% ¤
CORPORATE BONDS & NOTES 32.3%
BANKING & FINANCE 23.1%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$484
American Express Credit Corp.
2.125% due 03/18/2019	4,000	3,994
3.419% (US0003M + 0.730%) due 05/26/2020 ~	720	722
American International Group, Inc.
4.875% due 06/01/2022	138	143
American Tower Corp.
3.000% due 06/15/2023	1,700	1,637
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,499
Aviation Capital Group LLC
3.190% (US0003M + 0.670%) due 07/30/2021 ~	2,000	1,985
Axis Bank Ltd.
3.250% due 05/21/2020	1,000	988
Bank of America Corp.
2.151% due 11/09/2020	1,000	982
3.437% (US0003M + 0.960% )due 07/23/2024 ~	800	786
3.487% (US0003M + 1.000%) due 04/24/2023 ~	1,000	990
3.499% due 05/17/2022 •	2,200	2,201
3.541% (US0003M + 0.790% ) due 03/05/2024 ~	700	681
3.550% due 03/05/2024 •	1,700	1,680
Bank of Montreal
2.375% due 01/25/2019	700	700
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	586
2.300% due 09/11/2019	2,500	2,487
2.450% due 11/27/2020	140	138
2.500% due 04/15/2021	200	198
2.600% due 08/17/2020	410	407
Banque Federative du Credit Mutuel S.A.
3.429% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,569
Barclays PLC
3.200% due 08/10/2021	900	875
3.250% due 01/12/2021	3,100	3,041
BOC Aviation Ltd.
3.947% (US0003M + 1.125%) due 09/26/2023 ~	2,400	2,395
BPCE S.A.
2.250% due 01/27/2020	1,500	1,481
3.000% due 05/22/2022	2,000	1,934
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	987
CC Holdings GS LLC
3.849% due 04/15/2023	970	961
Citigroup, Inc.
2.450% due 01/10/2020	700	694
2.700% due 03/30/2021	2,000	1,970
3.450% (US0003M + 0.960%) due 04/25/2022 ~	2,000	1,975
3.750% due 06/16/2024	450	447
Citizens Bank N.A.
2.500% due 03/14/2019	400	400
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	693
2.250% due 03/13/2019	3,000	2,997
Cooperatieve Rabobank UA
3.682% (US0003M + 0.860%) due 09/26/2023 ~	5,000	4,938
Credit Suisse AG
3.000% due 10/29/2021	610	602
Credit Suisse Group AG
3.574% due 01/09/2023	1,500	1,465
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	648
3.125% due 12/10/2020	1,400	1,387
3.450% due 04/16/2021	400	399
3.800% due 06/09/2023	900	884
Deutsche Bank AG
2.500% due 02/13/2019	1,900	1,896
3.895% (US0003M + 1.450%) due 01/18/2019 ~	500	500
4.250% due 10/14/2021	800	783

Discover Bank
4.200% due 08/08/2023	2,000	2,002
Ford Motor Credit Co. LLC
2.021% due 05/03/2019	1,250	1,245
3.200% due 01/15/2021	1,600	1,551
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	2,175	2,100
General Motors Financial Co., Inc.
2.350% due 10/04/2019	2,000	1,983
3.550% due 04/09/2021	500	493
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	5,300	5,149
3.786% (US0003M + 1.170%) due 11/15/2021 ~	2,000	1,996
4.000% due 03/03/2024	1,200	1,185
5.375% due 03/15/2020	500	511
Guardian Life Global Funding
2.000% due 04/26/2021	700	682
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	250	246
2.400% due 06/15/2020	1,100	1,080
HSBC Bank PLC
4.125% due 08/12/2020	4,900	4,958
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	968
3.600% due 05/25/2023	600	597
3.950% due 05/18/2024 •	1,050	1,045
ING Groep NV
3.150% due 03/29/2022	2,800	2,755
International Lease Finance Corp.
6.250% due 05/15/2019	700	706
Jackson National Life Global Funding
2.250% due 04/29/2021	200	195
3.251% (US0003M + 0.480%) due 06/11/2021 ~	300	298
3.300% due 06/11/2021	2,100	2,100
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,659
2.400% due 06/07/2021	200	196
3.367% (US0003M + 0.890%) due 07/23/2024 ~	2,100	2,053
3.797% due 07/23/2024 •	5,000	5,012
LeasePlan Corp. NV
2.875% due 01/22/2019	600	600
Lloyds Bank PLC
2.700% due 08/17/2020	1,200	1,185
5.800% due 01/13/2020	1,100	1,126
Lloyds Banking Group PLC
3.590% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,189
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	997
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023	2,000	1,989
Mizuho Bank Ltd.
2.400% due 03/26/2020	2,700	2,674
2.450% due 04/16/2019	1,200	1,198
Morgan Stanley
3.414% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,500
3.649% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,493
3.737% due 04/24/2024 •	1,600	1,589
5.500% due 07/28/2021	1,400	1,467
7.300% due 05/13/2019	770	782
MUFG Bank Ltd.
2.300% due 03/05/2020	1,300	1,288
2.350% due 09/08/2019	1,900	1,889
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	2,975
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~	2,800	2,779
Nationwide Building Society
4.363% due 08/01/2024 •	1,600	1,569
New York Life Global Funding
2.000% due 04/13/2021	1,000	975
Nissan Motor Acceptance Corp.
3.150% due 03/15/2021	1,100	1,085
3.299% due 09/13/2019 •	400	399
3.420% (US0003M + 0.630%) due 09/21/2021 ~	2,500	2,452
Nordea Bank Abp
4.875% due 01/27/2020	800	814
Oversea-Chinese Banking Corp. Ltd.
3.090% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,499
PNC Bank N.A.
2.450% due 11/05/2020	280	277
Pricoa Global Funding
2.550% due 11/24/2020	1,165	1,149
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,464
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,945

Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,348
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	962
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,700	1,635
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,575
3.125% due 01/08/2021	1,000	984
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
State Street Corp.
3.540% (US0003M + 0.900%) due 08/18/2020 ~	520	522
Sumitomo Mitsui Banking Corp.
2.050% due 01/18/2019	1,500	1,499
2.450% due 01/10/2019	3,500	3,499
2.450% due 01/16/2020	1,600	1,587
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	878
Synchrony Financial
3.812% (US0003M + 1.230%) due 02/03/2020 ~	450	450
Toyota Motor Credit Corp.
2.885% (US0003M + 0.440%) due 10/18/2019 ~	700	701
2.950% due 04/13/2021	2,100	2,096
U.S. Bancorp
2.200% due 04/25/2019	2,800	2,794
U.S. Bank N.A.
2.828% due (US0003M + 0.320%) 04/26/2021 ~	2,650	2,641
UBS AG
2.375% due 08/14/2019	1,650	1,643
2.450% due 12/01/2020	2,250	2,209
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,443
2.950% due 09/24/2020	710	703
Unum Group
3.000% due 05/15/2021	600	593
Waha Aerospace BV
3.925% due 07/28/2020	184	185
WEA Finance LLC
3.250% due 10/05/2020	400	399
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,936
3.548% (US0003M + 0.930%) due 02/11/2022 ~	600	596
3.597% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,252
4.076% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,203

		189,656

INDUSTRIALS 7.3%
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	98
American Airlines Pass-Through Trust
3.375% due 11/01/2028	414	394
Amgen, Inc.
5.700% due 02/01/2019	2,000	2,004
Aptiv PLC
3.150% due 11/19/2020	400	397
Arrow Electronics, Inc.
4.500% due 03/01/2023	1,800	1,825
Automatic Data Processing, Inc.
2.250% due 09/15/2020	1,900	1,890
BAT Capital Corp.
2.297% due 08/14/2020	1,700	1,660
Baxalta, Inc.
2.875% due 06/23/2020	447	443
BMW U.S. Capital LLC
3.100% due 04/12/2021	3,300	3,269
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	902
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	301	301
CVS Health Corp.
4.100% due 03/25/2025	2,900	2,878
4.750% due 12/01/2022	2,381	2,459
Daimler Finance North America LLC
2.250% due 07/31/2019	1,415	1,405
2.300% due 01/06/2020	1,500	1,484
Dell International LLC
5.450% due 06/15/2023	200	204
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,534
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	345
EMD Finance LLC
2.400% due 03/19/2020	200	198

Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,196
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	109
Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,483
Flex Ltd.
4.625% due 02/15/2020	700	704
Georgia-Pacific LLC
5.400% due 11/01/2020	700	725
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,000	2,049
Hyundai Capital America
2.550% due 02/06/2019	500	500
3.601% due 09/18/2020 •	2,900	2,889
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,084
Martin Marietta Materials, Inc.
3.292% (US0003M + 0.500%) due 12/20/2019 ~	2,000	1,995
Medtronic, Inc.
2.500% due 03/15/2020	4,000	3,980
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	226	233
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,331
Reynolds American, Inc.
3.250% due 06/12/2020	1,200	1,193
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	484
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,100
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~	1,700	1,697
3.503% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,097
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,131	2,110
Telefonica Emisiones S.A.
5.134% due 04/27/2020	300	306
5.877% due 07/15/2019	500	506
Unilever Capital Corp.
2.200% due 03/06/2019	370	370
Union Pacific Corp.
2.250% due 02/15/2019	290	289
United Technologies Corp.
3.279% (US0003M + 0.650%) due 08/16/2021 ~	2,500	2,492
VMware, Inc.
2.300% due 08/21/2020	1,500	1,470
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	500	495
3.875% due 11/13/2020	1,700	1,709
Zimmer Biomet Holdings, Inc.
3.554% (US0003M + 0.750%) due 03/19/2021 ~	2,000	1,982

		60,268

UTILITIES 1.9%
AT&T, Inc.
3.200% due 03/01/2022	1,000	987
3.488% (US0003M + 0.750%) due 06/01/2021 ~	2,500	2,485
3.956% (US0003M + 1.180%) due 06/12/2024 ~	2,000	1,941
Duke Energy Corp.
3.114% (US0003M + 0.500%) due 05/14/2021 ~	1,200	1,195
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	500	505
MidAmerican Energy Co.
2.400% due 03/15/2019	500	500
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	2,000	1,998
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	997
Progress Energy, Inc.
4.400% due 01/15/2021	92	94
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,571
4.375% due 04/10/2024	500	511
Verizon Communications, Inc.
3.125% due 03/16/2022	1,000	994
3.376% due 02/15/2025	1,629	1,583

		15,361

Total Corporate Bonds & Notes (Cost $267,841)		265,285

MUNICIPAL BONDS & NOTES 1.6%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	900	944
CALIFORNIA 0.6%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	336	336
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	306
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	894
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,000
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	248

		4,794

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	481

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	264

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	339

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,151

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	759

NEW YORK 0.3%
New York State Urban Development Corp., Revenue Notes, Series 2017
2.100% due 03/15/2022	2,210	2,180
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	518

		2,698

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	768
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	507

		1,275

Total Municipal Bonds & Notes (Cost $12,814)		12,705

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
1.250% due 08/23/2019	500	495
2.000% due 01/05/2022	6,200	6,111
2.375% due 01/19/2023	2,400	2,383
2.739% due 12/25/2046 •	1,995	1,999
2.746% due 06/25/2037 •	111	111
2.749% due 10/25/2046 •	2,020	2,019
2.799% due 01/25/2047 •	2,261	2,263
3.006% due 11/25/2040 •	335	337
3.016% due 03/25/2041 •	1,812	1,825
3.500% due 09/01/2048	9,332	9,338
3.980% due 07/01/2021	710	729
4.000% due 09/01/2048	8,825	9,005
4.073% due 07/01/2034 •	150	155

4.374% due 10/01/2037 •	178	186
4.500% due 08/01/2048	4,829	5,006
5.500% due 04/01/2034 - 04/01/2039	275	294
Fannie Mae, TBA
3.000% due 02/01/2034	8,200	8,177
3.500% due 02/01/2034 - 02/01/2049	33,700	33,819
4.000% due 02/01/2049	16,800	17,118
4.500% due 02/01/2049	3,000	3,106
Federal Home Loan Bank
0.875% due 08/05/2019	750	742
2.625% due 05/28/2020	3,500	3,505
Freddie Mac
1.625% due 09/29/2020	2,100	2,067
2.649% due 10/15/2037 •	2,128	2,134
2.799% due 07/15/2041 •	2,389	2,387
3.000% due 08/15/2046	1,907	1,903
3.500% due 07/01/2048	6,847	6,849
4.000% due 09/01/2048	5,893	6,011
4.161% due 06/01/2037 •	207	219
Freddie Mac, TBA
4.000% due 01/01/2049	22,700	23,143
Ginnie Mae
2.744% due 09/20/2065 •	1,803	1,808
2.749% due 11/20/2045 •	866	863
2.774% due 02/20/2067 •	2,707	2,712
2.834% due 10/20/2065 •	2,373	2,386
2.854% due 07/20/2063 •	1,041	1,044
2.884% due 06/20/2065 •	1,635	1,641
2.894% due 06/20/2065 •	1,015	1,019
2.914% due 03/20/2065 •	2,089	2,099
2.964% due 12/20/2064 - 11/20/2065 •	4,415	4,439
3.084% due 02/20/2066 •	1,071	1,074
3.194% due 04/20/2066 •	3,683	3,739
3.214% due 04/20/2066 •	5,069	5,157
3.314% due 01/20/2067 •	2,191	2,240
Tennessee Valley Authority
2.250% due 03/15/2020	2,300	2,292

Total U.S. Government Agencies (Cost $184,924)		185,949

U.S. TREASURY OBLIGATIONS 37.4%
U.S. Treasury Notes
1.000% due 11/15/2019	14,400	14,199
1.125% due 01/31/2019	7,000	6,993
1.250% due 03/31/2019	8,000	7,977
1.375% due 09/30/2019	25,200	24,968
1.500% due 10/31/2019	83,000	82,243
1.500% due 07/15/2020 (c)	4,000	3,938
1.750% due 09/30/2022 (c)	1,700	1,655
1.875% due 07/31/2022	7,900	7,738
2.000% due 10/31/2022	3,200	3,144
2.125% due 12/31/2021	7,400	7,329
2.375% due 04/30/2020	39,700	39,598
2.375% due 04/15/2021	14,300	14,265
2.625% due 07/31/2020	68,000	68,085
2.875% due 10/31/2020	17,200	17,307
2.875% due 11/30/2023	7,000	7,123

Total U.S. Treasury Obligations (Cost $307,617)		306,562

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Bancorp Commercial Mortgage Trust
3.355% due 09/15/2035 •	2,919	2,915
BANK
3.279% due 11/15/2054	1,700	1,663
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •	2,000	1,971
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,393
3.297% due 10/12/2050	2,000	1,991
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	1,968
Ginnie Mae
2.664% due 08/20/2065	3,000	2,990
Great Wolf Trust
3.455% due 09/15/2034 •	1,500	1,475
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,221
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,086
JPMorgan Chase Commercial Mortgage Securities Corp.
3.255% due 06/15/2032 •	1,500	1,499
JPMorgan Chase Commercial Mortgage Securities Trust
3.305% due 10/15/2032 •	898	898

Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •	825	822
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	583
2.860% due 11/15/2049	3,000	2,945
Motel 6 Trust
3.375% due 08/15/2034 •	1,053	1,036
UBS Commercial Mortgage Trust
3.903% due 02/15/2051	1,500	1,551
VMC Finance LLC
3.390% due 10/15/2035 •	1,500	1,483
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,261
2.911% due 06/15/2049	1,000	987
4.147% due 06/15/2051	600	626

Total Non-Agency Mortgage-Backed Securities (Cost $32,686)		32,364

ASSET-BACKED SECURITIES 8.2%
Arbor Realty Collateralized Loan Obligation Ltd.
3.445% due 12/15/2027 •	2,000	1,990
Atlas Senior Loan Fund Ltd.
3.296% due 02/17/2026 •	817	814
Avery Point CLO Ltd.
3.590% due 04/25/2026 •	694	694
B&M CLO Ltd.
3.166% due 04/16/2026 •	1,394	1,389
Capital One Multi-Asset Execution Trust
2.905% due 02/15/2022 •	900	901
Columbia Cent CLO Ltd.
3.640% due 10/25/2028 •	2,000	1,990
Denali Capital CLO LLC
3.558% due 10/26/2027 •	1,000	994
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •	2,236	2,235
3.306% due 09/25/2068 •	3,574	3,574
3.556% due 05/25/2067 •	1,159	1,177
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •	106	106
Evans Grove CLO Ltd.
3.627% due 05/28/2028 •	3,000	2,979
Figueroa CLO Ltd.
3.642% due 06/20/2027 •	2,000	1,987
Gallatin CLO Ltd.
3.486% (US0003M + 1.050%) due 07/15/2027 ~	900	896
Jamestown CLO Ltd.
3.306% due 01/15/2028 •	2,000	1,974
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	1,400	1,382
Monroe Capital BSL CLO Ltd.
3.797% due 05/22/2027 •	1,050	1,048
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	461	461
Navient Student Loan Trust
2.756% due 06/27/2067 •	2,998	2,993
2.886% due 03/25/2067 •	3,000	3,002
Nelnet Student Loan Trust
3.106% due 03/25/2030 •	925	928
3.270% due 07/27/2048 •	543	546
3.477% due 11/25/2048 •	275	277
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	469	469
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •	2,100	2,091
Seneca Park CLO Ltd.
3.569% due 07/17/2026 •	879	877
SLC Student Loan Trust
2.676% due 05/15/2029 •	1,207	1,195
2.776% due 05/15/2023 •	1,361	1,360
2.888% due 09/15/2026 •	149	149
2.898% due 03/15/2027 •	310	309
3.552% due 11/25/2042 •	448	453
SLM Student Loan Trust
2.580% due 01/26/2026 •	2,811	2,803
2.590% due 01/27/2025 •	69	69
2.590% due 04/25/2027 •	300	300
2.600% due 01/27/2025 •	250	249
2.600% due 10/27/2025 •	189	189
2.610% due 01/25/2027 •	445	443
2.630% due 10/25/2028 •	2,729	2,710
3.040% due 04/27/2026 •	947	949
3.258% due 12/15/2027 •	1,436	1,438
Sound Point CLO Ltd.
3.349% due 07/20/2027 •	1,550	1,542

Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •	692	691
Symphony CLO Ltd.
3.466% due 10/15/2025 •	792	787
Telos CLO Ltd.
3.719% due 01/17/2027 •	900	900
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •	4,138	4,128
TICP CLO Ltd.
3.309% due 04/20/2028 •	1,000	990
Tralee CLO Ltd.
3.869% due 10/20/2028 •	850	836
Venture CLO Ltd.
3.650% due 10/22/2031 •	5,500	5,494
Voya CLO Ltd.
3.210% due 07/25/2026 •	1,523	1,521

Total Asset-Backed Securities (Cost $67,418)		67,279

SOVEREIGN ISSUES 1.3%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,090
2.125% due 07/21/2020	1,600	1,584
Korea Expressway Corp.
3.625% due 10/22/2021	1,500	1,516
Province of Quebec
2.375% due 01/31/2022	1,300	1,285
2.625% due 02/13/2023	4,500	4,463
Qatar Government International Bond
5.250% due 01/20/2020	640	654

Total Sovereign Issues (Cost $10,588)		10,592

SHORT-TERM INSTRUMENTS 2.2%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
3.324% (US0003M + 0.500%) due 09/24/2020 ~	2,700	2,701

REPURCHASE AGREEMENTS (a) 1.9%
		15,722

Total Short-Term Instruments (Cost $18,422)		18,423

Total Investments in Securities (Cost $902,310)		899,159

Total Investments 109.6% (Cost $902,310)		$899,159
Financial Derivative Instruments (b)(d) (0.0)% (Cost or Premiums, net $3,187)		(69)
Other Assets and Liabilities, net (9.6)%		(78,427)

Net Assets 100.0%		$820,663

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$522	U.S. Treasury Notes 2.875% due 09/30/2023	$(536)	$522	$522
TDM	3.130	12/31/2018	01/02/2019	15,200	U.S. Treasury Notes 2.000% due 04/30/2024	(15,612)	15,200	15,203

Total Repurchase Agreements						$(16,148)	$15,722	$15,725

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	1,220	$259,021	$1,576	$172	$0
U.S. Treasury 5-Year Note March Futures	03/2019	270	30,966	293	67	0

				$1,869	$239	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	462	$(56,371)	$(1,340)	$0	$(181)

Total Futures Contracts				$529	$239	$(181)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.421%	$1,300	$30	$(11)	$19	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.482	1,150	27	(10)	17	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577	450	11	(5)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.182	2,000	334	(106)	228	1	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.517	900	19	(6)	13	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.487	800	20	(8)	12	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.612	300	8	(4)	4	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706	300	7	(4)	3	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.432	1,400	33	(13)	20	0	0

						$489	$(167)	$322	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,400	$50	$(21)	$29	$1	$0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	13,900	255	(172)	83	5	0

					$305	$(193)	$112	$6	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$10,500	$402	$(147)	$255	$0	$(19)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	11,700	648	(215)	433	0	(31)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	13,700	674	234	908	0	(44)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	6,900	672	(153)	519	0	(38)

						$2,396	$(281)	$2,115	$0	$(132)

Total Swap Agreements						$3,190	$(641)	$2,549	$7	$(133)

(c)

Securities with an aggregate market value of $2,799 and cash of $1,850 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	1.099%	$250	$(3)	$2	$0	$(1)

Total Swap Agreements							$(3)	$2	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$189,656	$0	$189,656
Industrials	0	60,268	0	60,268
Utilities	0	15,361	0	15,361
Municipal Bonds & Notes
Arizona	0	944	0	944
California	0	4,794	0	4,794
Colorado	0	481	0	481
District of Columbia	0	264	0	264
Georgia	0	339	0	339
Idaho	0	1,151	0	1,151
Massachusetts	0	759	0	759
New York	0	2,698	0	2,698
Washington	0	1,275	0	1,275
U.S. Government Agencies	0	185,949	0	185,949
U.S. Treasury Obligations	0	306,562	0	306,562
Non-Agency Mortgage-Backed Securities	0	32,364	0	32,364
Asset-Backed Securities	0	67,279	0	67,279
Sovereign Issues	0	10,592	0	10,592
Short-Term Instruments
Certificates of Deposit	0	2,701	0	2,701
Repurchase Agreements	0	15,722	0	15,722

Total Investments	$0	$899,159	$0	$899,159

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$239	$7	$0	$246

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(181)	(133)	0	(314)
Over the counter	0	(1)	0	(1)

	$(181)	$(134)	$0	$(315)

Total Financial Derivative Instruments	$58	$(127)	$0	$(69)

Totals	$58	$899,032	$0	$899,090

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

Pimco Moderate Duration Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.1% ¤
CORPORATE BONDS & NOTES 36.2%
BANKING & FINANCE 24.8%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,000	$1,007
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,572
Air Lease Corp.
3.000% due 09/15/2023	300	282
American Express Credit Corp.
2.125% due 03/18/2019	3,500	3,494
2.200% due 03/03/2020	2,700	2,671
3.090% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,002
3.106% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,199
3.351% (US0003M + 0.550%) due 03/18/2019 ~	500	500
American International Group, Inc.
3.750% due 07/10/2025	9,000	8,633
American Tower Corp.
3.000% due 06/15/2023	5,200	5,008
3.400% due 02/15/2019	500	500
Aviation Capital Group LLC
3.190% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,566
6.750% due 04/06/2021	300	319
Axis Bank Ltd.
3.250% due 05/21/2020	2,200	2,174
Bank of America Corp.
2.250% due 04/21/2020	4,520	4,472
3.300% due 01/11/2023	2,750	2,710
3.419% due 12/20/2028 •	1,003	939
3.541% (US0003M + 0.790%) due 03/05/2024 ~	3,500	3,403
4.000% due 04/01/2024	865	870
4.100% due 07/24/2023	300	304
4.125% due 01/22/2024	7,500	7,607
Bank of Montreal
2.375% due 01/25/2019	1,300	1,300
Bank of New York Mellon Corp.
2.300% due 09/11/2019	7,500	7,462
2.500% due 04/15/2021	200	198
3.510% (US0003M + 0.870%) due 08/17/2020 ~	250	252
Bank of Nova Scotia
2.350% due 10/21/2020	1,500	1,482
Bank One Corp.
7.625% due 10/15/2026	3,000	3,584
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	199
2.200% due 07/20/2020	5,000	4,909
3.429% (US0003M + 0.960%) due 07/20/2023 ~	3,000	2,964
Barclays PLC
3.200% due 08/10/2021	5,900	5,735
3.250% due 01/12/2021	2,000	1,962
3.650% due 03/16/2025	2,000	1,849
3.684% due 01/10/2023	1,000	962
4.375% due 01/12/2026	1,500	1,428
BNP Paribas S.A.
3.375% due 01/09/2025	550	518
3.500% due 03/01/2023	4,500	4,367
3.500% due 11/16/2027	1,700	1,570
5.000% due 01/15/2021	3,300	3,419
BOC Aviation Ltd.
3.609% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,717
3.947% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,989
BPCE S.A.
4.000% due 04/15/2024	600	604
4.500% due 03/15/2025	5,000	4,847
4.625% due 07/11/2024	350	345
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	3,949
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	991
Citigroup, Inc.
2.350% due 08/02/2021	1,000	972
2.650% due 10/26/2020	2,870	2,833
3.300% due 04/27/2025	6,000	5,708

3.400% due 05/01/2026	1,500	1,414
3.450% (US0003M + 0.960%) due 04/25/2022 ~	4,000	3,949
3.750% due 06/16/2024	1,300	1,292
4.500% due 01/14/2022	2,350	2,403
Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,155
2.500% due 03/14/2019	3,350	3,347
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,036
Cooperatieve Rabobank UA
3.875% due 02/08/2022	2,925	2,958
3.875% due 09/26/2023	7,000	7,028
4.625% due 12/01/2023	2,600	2,639
Corp. Andina de Fomento
8.125% due 06/04/2019	85	87
Credit Suisse AG
3.000% due 10/29/2021	4,000	3,951
3.625% due 09/09/2024	800	785
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	299
3.800% due 06/09/2023	9,400	9,233
4.550% due 04/17/2026	3,000	2,976
Deutsche Bank AG
4.250% due 10/14/2021	5,800	5,674
Discover Bank
4.200% due 08/08/2023	6,000	6,007
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	474	492
Duke Realty LP
3.875% due 02/15/2021	1,000	1,009
European Investment Bank
2.000% due 03/15/2021	3,200	3,161
Ford Motor Credit Co. LLC
4.375% due 08/06/2023	1,400	1,327
8.125% due 01/15/2020	2,300	2,388
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	5,000	4,450
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,289
3.550% due 04/09/2021	2,500	2,467
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	2,300	2,235
2.908% due 06/05/2023 •	6,500	6,245
3.625% due 01/22/2023	2,300	2,266
3.850% due 07/08/2024	1,100	1,076
4.000% due 03/03/2024	13,100	12,935
4.306% (US0003M + 1.600%) due 11/29/2023 ~	975	967
5.250% due 07/27/2021	1,250	1,298
5.750% due 01/24/2022	1,600	1,676
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,026
HSBC Bank PLC
4.125% due 08/12/2020	5,000	5,059
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	8,854
3.950% due 05/18/2024 •	4,300	4,279
4.000% due 03/30/2022	800	811
ING Bank NV
2.625% due 12/05/2022	6,450	6,355
5.800% due 09/25/2023	1,250	1,307
ING Groep NV
3.150% due 03/29/2022	5,700	5,608
3.953% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,000
4.625% due 01/06/2026	6,600	6,657
Intercontinental Exchange, Inc.
3.750% due 12/01/2025	2,500	2,516
International Lease Finance Corp.
8.250% due 12/15/2020	900	968
Itau CorpBanca
3.875% due 09/22/2019	1,400	1,407
Jackson National Life Global Funding
2.250% due 04/29/2021	500	488
3.300% due 06/11/2021	2,100	2,100
JPMorgan Chase & Co.
2.700% due 05/18/2023	800	769
3.625% due 05/13/2024	700	696
3.797% due 07/23/2024 •	10,500	10,525
3.900% due 07/15/2025	4,800	4,763
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,449
Lloyds Bank PLC
5.800% due 01/13/2020	3,200	3,276
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,865
3.574% due 11/07/2028 •	2,000	1,783

MassMutual Global Funding
2.500% due 10/17/2022	800	772
Mitsubishi UFJ Financial Group, Inc.
3.839% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,307
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,000	6,932
2.450% due 04/16/2019	2,400	2,396
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	196
3.647% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,000
Morgan Stanley
3.700% due 10/23/2024	14,800	14,564
3.750% due 02/25/2023	1,000	999
4.000% due 07/23/2025	2,850	2,815
5.500% due 07/24/2020	3,000	3,093
MUFG Bank Ltd.
2.300% due 03/05/2020	2,500	2,476
2.350% due 09/08/2019	4,900	4,872
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,586
3.625% due 06/20/2023	5,000	4,993
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~	8,000	7,941
Nationwide Building Society
4.363% due 08/01/2024 •	4,100	4,021
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	400	399
2.250% due 01/13/2020	4,000	3,943
3.150% due 03/15/2021	4,700	4,634
3.299% due 09/13/2019 •	1,600	1,596
Nordea Bank Abp
4.875% due 01/27/2020	2,400	2,442
PNC Bank N.A.
2.250% due 07/02/2019	1,000	996
2.450% due 11/05/2020	1,000	988
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,464
Protective Life Global Funding
2.161% due 09/25/2020	5,200	5,108
2.615% due 08/22/2022	5,200	5,057
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,675
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026	5,000	4,880
Santander Holdings USA, Inc.
4.500% due 07/17/2025	400	397
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,739
3.823% due 11/03/2028 •	2,000	1,812
Santander UK PLC
2.375% due 03/16/2020	3,500	3,462
3.358% (US0003M + 0.620%) due 06/01/2021 ~	3,400	3,364
4.000% due 03/13/2024	500	504
5.000% due 11/07/2023	2,500	2,447
SBA Tower Trust
2.877% due 07/15/2046	3,250	3,194
Simon Property Group LP
3.375% due 10/01/2024	900	881
Societe Generale S.A.
3.738% due 04/08/2021 •	1,100	1,112
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,504
Sumitomo Mitsui Banking Corp.
2.450% due 01/10/2019	7,000	6,999
2.450% due 01/16/2020	4,700	4,663
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	5,950
2.934% due 03/09/2021	1,500	1,485
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,468
2.250% due 03/15/2021	1,200	1,184
Toyota Motor Credit Corp.
1.700% due 01/09/2019	2,000	2,000
2.839% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,500
2.885% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,303
U.S. Bancorp
2.200% due 04/25/2019	10,600	10,577
UBS AG
2.375% due 08/14/2019	2,000	1,992
2.450% due 12/01/2020	5,000	4,910
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,180	4,984
2.950% due 09/24/2020	1,500	1,484
3.000% due 04/15/2021	4,600	4,566
Ventas Realty LP
3.100% due 01/15/2023	2,000	1,952

Waha Aerospace BV
3.925% due 07/28/2020	40	40
WEA Finance LLC
3.250% due 10/05/2020	500	499
Wells Fargo & Co.
2.550% due 12/07/2020	330	325
3.000% due 01/22/2021	300	299
3.000% due 02/19/2025	6,000	5,662
3.069% due 01/24/2023	3,500	3,411
3.300% due 09/09/2024	9,000	8,712
3.500% due 03/08/2022	300	299
3.548% (US0003M + 0.930%) due 02/11/2022 ~	600	596
4.076% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,011

		523,854

INDUSTRIALS 8.9%
AbbVie, Inc.
2.300% due 05/14/2021	300	293
3.200% due 11/06/2022	400	394
3.200% due 05/14/2026	200	186
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,615
Allergan Funding SCS
3.000% due 03/12/2020	1,496	1,490
3.850% due 06/15/2024	150	148
Altria Group, Inc.
2.850% due 08/09/2022	3,100	2,978
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,768	1,682
5.250% due 07/31/2022	216	221
Amgen, Inc.
1.900% due 05/10/2019	5,000	4,980
2.700% due 05/01/2022	100	98
3.875% due 11/15/2021	150	152
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	828
Apple, Inc.
2.850% due 05/06/2021	850	851
Aptiv PLC
3.150% due 11/19/2020	700	695
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,494
2.875% due 07/06/2022	1,000	972
BAT Capital Corp.
2.297% due 08/14/2020	2,000	1,953
BAT International Finance PLC
3.950% due 06/15/2025	5,000	4,681
Baxalta, Inc.
2.875% due 06/23/2020	447	443
Bayer U.S. Finance LLC
3.875% due 12/15/2023	4,000	3,932
BMW U.S. Capital LLC
3.118% (US0003M + 0.500%) due 08/13/2021 ~	1,400	1,387
3.400% due 08/13/2021	3,500	3,487
Broadcom Corp.
3.625% due 01/15/2024	5,000	4,736
Cigna Holding Co.
5.125% due 06/15/2020	800	821
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	449	444
4.750% due 07/12/2022	431	437
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	250	243
Crown Castle Towers LLC
3.720% due 07/15/2043	3,900	3,895
CVS Health Corp.
4.100% due 03/25/2025	7,700	7,643
CVS Pass-Through Trust
7.507% due 01/10/2032	1,348	1,559
Dell International LLC
5.450% due 06/15/2023	2,100	2,139
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,636
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	1,808	1,807
eBay, Inc.
3.450% due 08/01/2024	7,000	6,755
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,583
Enbridge, Inc.
2.900% due 07/15/2022	2,900	2,809
3.488% (US0003M + 0.700%) due 06/15/2020 ~	1,000	997
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	199

Equifax, Inc.
3.486% (US0003M + 0.870%) due 08/15/2021 ~	2,500	2,473
ERAC USA Finance LLC
2.700% due 11/01/2023	1,900	1,797
GATX Corp.
3.302% (US0003M + 0.720%) due 11/05/2021 ~	1,000	990
General Electric Co.
2.700% due 10/09/2022	3,741	3,474
Goldcorp, Inc.
3.625% due 06/09/2021	250	249
Hyundai Capital America
3.601% due 09/18/2020 •	7,500	7,471
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,462
6.850% due 02/15/2020	1,300	1,346
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,450	1,430
3.950% due 07/15/2025	2,600	2,521
Martin Marietta Materials, Inc.
3.292% (US0003M + 0.500%) due 12/20/2019 ~	2,300	2,294
Medtronic, Inc.
2.500% due 03/15/2020	8,000	7,959
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	786	811
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,508
3.375% due 02/01/2022	5,000	4,948
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,003
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,029
3.000% due 05/20/2022	550	541
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,013
6.875% due 05/01/2020	2,300	2,394
Roche Holdings, Inc.
2.875% due 09/29/2021	900	895
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,886
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,687
SES Global Americas Holdings GP
2.500% due 03/25/2019	2,600	2,594
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,465
2.400% due 09/23/2021	700	677
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	491
Southern Co.
3.104% (US0003M + 0.490%) due 02/14/2020 ~	4,000	3,994
3.503% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,895
Spectra Energy Partners LP
3.451% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,908
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,613	2,586
Telefonica Emisiones S.A.
5.134% due 04/27/2020	5,500	5,615
Tencent Holdings Ltd.
3.375% due 05/02/2019	3,250	3,254
Tyson Foods, Inc.
2.250% due 08/23/2021	1,275	1,235
Unilever Capital Corp.
2.200% due 03/06/2019	1,155	1,154
Union Pacific Corp.
2.250% due 02/15/2019	445	444
United Technologies Corp.
3.100% due 06/01/2022	2,036	1,995
3.279% (US0003M + 0.650%) due 08/16/2021 ~	3,500	3,488
3.350% due 08/16/2021	1,900	1,896
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,688
3.875% due 10/15/2020	427	433
VMware, Inc.
2.300% due 08/21/2020	3,662	3,588
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	600	597
2.450% due 11/20/2019	559	554
Zimmer Biomet Holdings, Inc.
3.554% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,054

		187,449

UTILITIES 2.5%
AT&T, Inc.
2.625% due 12/01/2022	1,600	1,538

3.900% due 03/11/2024	200	199
4.100% due 02/15/2028	4,441	4,280
4.300% due 02/15/2030	3,849	3,648
4.450% due 04/01/2024	300	305
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,011
BP Capital Markets America, Inc.
2.750% due 05/10/2023	2,200	2,137
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,480
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,199
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,500	3,534
MidAmerican Energy Co.
2.400% due 03/15/2019	750	749
NextEra Energy Capital Holdings, Inc.
3.053% (US0003M + 0.315%) due 09/03/2019 ~	5,500	5,494
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	69
3.250% due 06/15/2023	373	332
PECO Energy Co.
2.375% due 09/15/2022	1,000	970
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	88	89
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,072
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	737
2.500% due 09/13/2022	7,100	6,818
Southern Power Co.
3.342% (US0003M + 0.550%) due 12/20/2020 ~	2,025	2,001
Verizon Communications, Inc.
3.376% due 02/15/2025	12,559	12,201

		51,863

Total Corporate Bonds & Notes (Cost $777,492)		763,166

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.8%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	1,378	1,376
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,237
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,961
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	385
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	814
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	424
Municipal Improvement Corp., of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	250
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	734
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	733
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,080

		16,994

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,046

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,080

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,200

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,730

NEVADA 0.0%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	650

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	666
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,932
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,412
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	995
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	502
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,858
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,792

		18,157

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	225	226

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	103

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	994
2.609% due 12/01/2021	1,000	1,000

		1,994

TEXAS 0.2%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,059
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,440

		4,499

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,941
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	754
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	512

		3,207

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	945	943
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,028

		2,971

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	387

Total Municipal Bonds & Notes (Cost $59,272)		58,244

U.S. GOVERNMENT AGENCIES 54.0%
Fannie Mae
2.654% due 05/25/2027	4,168	4,154
2.699% due 11/25/2046 •	1,416	1,414
2.715% due 03/25/2036 •	1,096	1,098
2.719% due 11/25/2046 - 12/25/2056 •	10,897	10,905
2.739% due 12/25/2046 •	8,727	8,744
2.746% due 06/25/2037 •	394	394
2.749% due 07/25/2046 - 10/25/2046 •	10,460	10,455
2.756% due 11/25/2045 •	1,003	1,004
2.799% due 01/25/2047 •	9,045	9,053
2.806% due 12/25/2045 •	630	630

2.856% due 03/25/2035 - 03/25/2046 •	1,161	1,164
3.000% due 04/01/2043	1,096	1,079
3.006% due 11/25/2040 •	1,194	1,202
3.065% due 05/25/2040 •	389	398
3.076% due 06/25/2041 •	402	406
3.226% due 07/25/2040 •	2,294	2,334
3.236% due 06/25/2040 •	929	944
3.500% due 03/01/2024 - 09/01/2048	61,121	61,253
3.820% due 09/01/2021	1,845	1,894
3.980% due 07/01/2021	2,500	2,568
4.000% due 09/01/2048	50,011	51,030
4.073% due 07/01/2034 •	428	442
4.374% due 10/01/2037 •	533	558
4.500% due 08/01/2048	38,631	40,044
5.000% due 04/01/2023 - 11/01/2044	6,400	6,752
5.500% due 04/01/2023 - 02/01/2042	2,519	2,697
Fannie Mae, TBA
3.000% due 01/01/2034 - 02/01/2034	35,800	35,706
3.500% due 01/01/2034 - 02/01/2049	215,200	215,720
4.000% due 02/01/2049	64,900	66,128
4.500% due 02/01/2049	16,000	16,563
Federal Home Loan Bank
2.625% due 05/28/2020	7,700	7,711
3.375% due 12/08/2023	8,000	8,251
Freddie Mac
1.625% due 09/29/2020	7,700	7,579
2.649% due 10/15/2037 •	10,777	10,806
2.739% due 07/15/2040 •	7,258	7,243
2.755% due 09/15/2035 •	25	25
2.799% due 07/15/2041 - 03/15/2042 •	16,764	16,748
2.855% due 02/15/2041 •	451	453
2.864% due 10/25/2026	3,299	3,293
2.905% due 04/15/2041 •	137	137
2.925% due 11/15/2036 •	130	130
3.000% due 10/01/2046 - 09/01/2048	86,434	84,301
3.005% due 04/15/2041 •	1,141	1,145
3.026% due 04/25/2027	1,948	1,938
3.065% due 08/25/2022	6,000	6,031
3.303% due 11/25/2027 ~	4,000	4,004
3.500% due 06/01/2044 - 10/01/2048	5,386	5,404
4.000% due 09/01/2048	13,750	14,027
Freddie Mac, TBA
3.500% due 01/01/2049	160,000	159,962
4.000% due 01/01/2049	139,000	141,712
Ginnie Mae
2.704% due 10/20/2066 •	366	366
2.744% due 09/20/2065 •	7,214	7,231
2.749% due 12/20/2045 •	986	984
2.764% due 08/20/2066 •	170	171
2.854% due 07/20/2063 •	3,968	3,982
2.884% due 06/20/2065 •	6,705	6,728
2.914% due 03/20/2065 •	5,666	5,693
2.964% due 12/20/2064 - 06/20/2066 •	22,705	22,820
2.994% due 08/20/2061 - 03/20/2062 •	99	99
3.044% due 09/20/2063 •	438	442
3.064% due 10/20/2063 - 09/20/2065 •	706	714
3.084% due 02/20/2066 •	3,347	3,358
3.194% due 04/20/2066 •	9,592	9,737
3.214% due 04/20/2066 •	9,930	10,102
3.234% due 07/20/2065 •	400	406
3.264% due 12/20/2066 •	8,085	8,241
3.314% due 01/20/2067 •	8,238	8,422
3.500% due 09/20/2045	6,281	6,339
Tennessee Valley Authority
2.250% due 03/15/2020	6,000	5,980

Total U.S. Government Agencies (Cost $1,132,588)		1,139,448

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Notes
1.500% due 10/31/2019	45,000	44,589
1.875% due 08/31/2024	4,600	4,441
2.000% due 12/31/2021 (e)	21,300	21,013
2.000% due 10/31/2022	38,000	37,335
2.000% due 04/30/2024	15,700	15,289
2.250% due 02/15/2027	20,000	19,441
2.375% due 05/15/2027	12,600	12,349
2.500% due 01/31/2025	10,300	10,264
2.625% due 07/31/2020	32,000	32,040
2.750% due 07/31/2023	35,000	35,378
2.875% due 10/31/2023	18,700	19,013

Total U.S. Treasury Obligations (Cost $252,723)		251,152

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,200	8,125
BANK
3.279% due 11/15/2054	5,300	5,185
CD Mortgage Trust
3.317% due 05/10/2050	3,000	3,017
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •	5,000	4,927
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	4,000	3,984
3.268% due 09/15/2050	3,600	3,582
3.962% due 03/10/2051	4,800	4,981
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,103
3.796% due 08/10/2047	3,250	3,320
DBUBS Mortgage Trust
3.452% due 10/10/2034	6,100	6,068
Great Wolf Trust
3.455% due 09/15/2034 •	5,000	4,917
GS Mortgage Securities Corp.
3.419% due 10/10/2032	5,000	5,034
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	3,865
3.871% due 07/10/2046 ~	7,000	7,153
Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,332
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,512
3.639% due 11/15/2047	3,000	3,030
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	293
3.242% due 10/15/2050	3,900	3,850
JPMorgan Chase Commercial Mortgage Securities Corp.
3.255% due 06/15/2032 •	3,000	2,997
JPMorgan Chase Commercial Mortgage Securities Trust
3.305% due 10/15/2032 •	2,943	2,943
Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •	3,112	3,100
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,360
Motel 6 Trust
3.375% due 08/15/2034 •	3,828	3,769
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,683
3.504% due 12/15/2050	8,400	8,499
3.903% due 02/15/2051	3,500	3,619
VMC Finance LLC
3.390% due 10/15/2035 •	6,600	6,525
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	246
2.991% due 02/15/2048	250	248
3.306% due 05/15/2048	250	252
3.395% due 10/15/2050	3,400	3,407
3.461% due 07/15/2058	1,000	1,012
4.147% due 06/15/2051	1,400	1,461

Total Non-Agency Mortgage-Backed Securities (Cost $123,211)		121,399

ASSET-BACKED SECURITIES 8.1%
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •	4,400	4,381
Arbor Realty Collateralized Loan Obligation Ltd.
3.445% due 12/15/2027 •	6,800	6,767
Avery Point CLO Ltd.
3.590% due 04/25/2026 •	2,359	2,359
B&M CLO Ltd.
3.166% due 04/16/2026 •	3,921	3,905
Capital One Multi-Asset Execution Trust
2.905% due 02/15/2022 •	2,500	2,502
Chase Issuance Trust
1.840% due 04/15/2022	1,700	1,675
Columbia Cent CLO Ltd.
3.640% due 10/25/2028 •	6,000	5,969
Denali Capital CLO LLC
3.558% due 10/26/2027 •	3,800	3,776
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •	6,440	6,437
3.306% due 09/25/2068 •	8,405	8,404
3.556% due 05/25/2067 •	4,403	4,472
Emerson Park CLO Ltd.
3.416% due 07/15/2025 •	425	425

Figueroa CLO Ltd.
3.642% due 06/20/2027 •	2,000	1,987
Gallatin CLO Ltd.
3.486% (US0003M + 1.050%) due 07/15/2027 ~	3,500	3,486
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	3,400	3,355
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	2,720	2,714
Mountain Hawk CLO Ltd.
3.645% due 04/18/2025 •	1,692	1,692
Navient Student Loan Trust
2.806% due 07/26/2066 •	1,082	1,082
2.886% due 03/25/2067 •	8,000	8,005
3.306% due 07/26/2066 •	4,751	4,764
Nelnet Student Loan Trust
2.763% due 08/23/2027 •	4,992	4,977
3.106% due 03/25/2030 •	3,436	3,447
3.270% due 07/27/2048 •	2,043	2,053
3.477% due 11/25/2048 •	1,030	1,037
OHA Credit Partners Ltd.
3.479% due 10/20/2025 •	1,596	1,594
OZLM Ltd.
3.600% due 07/30/2027 •	2,800	2,778
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •	5,250	5,228
Seneca Park CLO Ltd.
3.569% due 07/17/2026 •	2,988	2,981
SLC Student Loan Trust
2.676% due 05/15/2029 •	4,042	4,002
2.888% due 09/15/2026 •	658	657
2.898% due 03/15/2027 •	1,179	1,174
3.552% due 11/25/2042 •	1,371	1,387
SLM Student Loan Trust
2.590% due 04/25/2027 •	1,139	1,139
2.600% due 10/27/2025 •	734	733
2.600% due 01/25/2027 •	854	853
2.610% due 01/25/2027 •	1,631	1,624
2.630% due 10/25/2028 •	8,279	8,221
3.040% due 04/27/2026 •	3,707	3,716
3.040% due 01/25/2028 •	6,385	6,393
3.090% due 10/25/2029 •	3,600	3,617
3.258% due 12/15/2027 •	4,788	4,792
Sound Point CLO Ltd.
3.349% due 07/20/2027 •	4,000	3,980
Sudbury Mill CLO Ltd.
3.599% due 01/17/2026 •	2,563	2,562
Symphony CLO Ltd.
3.466% due 10/15/2025 •	2,937	2,915
Telos CLO Ltd.
3.719% due 01/17/2027 •	3,100	3,100
TICP CLO Ltd.
3.309% due 04/20/2028 •	3,400	3,366
Tralee CLO Ltd.
3.869% due 10/20/2028 •	3,400	3,343
Venture CLO Ltd.
3.650% due 10/22/2031 •	1,850	1,848
Voya CLO Ltd.
3.210% due 07/25/2026 •	4,300	4,295
Zais CLO Ltd.
3.586% due 04/15/2028 •	4,900	4,891

Total Asset-Backed Securities (Cost $171,086)		170,860

SOVEREIGN ISSUES 1.2%
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,774
Korea Expressway Corp.
3.625% due 10/22/2021	3,800	3,840
Province of Ontario
3.200% due 05/16/2024	3,000	3,041
Province of Quebec
2.375% due 01/31/2022	4,700	4,646
2.625% due 02/13/2023	10,500	10,414

Total Sovereign Issues (Cost $24,618)		24,715

SHORT-TERM INSTRUMENTS 14.2%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
3.324% (US0003M + 0.500%) due 09/24/2020 ~	6,500	6,502

REPURCHASE AGREEMENTS (c) 13.9%
		293,032

U.S. TREASURY BILLS 0.0%
2.325% due 01/31/2019 (a)(b)	246	245

Total Short-Term Instruments (Cost $299,777)		299,779

Total Investments in Securities (Cost $2,840,767)		2,828,763

Total Investments 134.1% (Cost $2,840,767)		$2,828,763
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $11,410)		336
Other Assets and Liabilities, net (34.1)%		(720,427)

Net Assets 100.0%		$2,108,672

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.970%	12/31/2018	01/02/2019	$150,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(155,237)	$150,000	$150,025
	3.100	01/02/2019	01/03/2019	100,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(102,530)	100,000	100,009
FICC	2.000	12/31/2018	01/02/2019	332	U.S. Treasury Notes 2.875% due 09/30/2023	(342)	332	332
JPS	3.150	12/31/2018	01/02/2019	800	U.S. Treasury Notes 2.500% due 12/31/2020	(816)	800	800
MBC	3.200	12/31/2018	01/02/2019	41,900	U.S. Treasury Notes 2.875% due 04/30/2025	(43,382)	41,900	41,907

Total Repurchase Agreements						$(302,307)	$293,032	$293,073

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	325	$79,097	$276	$8	$0
U.S. Treasury 2-Year Note March Futures	03/2019	343	72,823	107	48	0
U.S. Treasury 5-Year Note March Futures	03/2019	1,253	143,703	2,353	314	0
U.S. Treasury 10-Year Note March Futures	03/2019	1,203	146,785	3,511	470	0

				$6,247	$840	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	61	$(9,800)	$(515)	$0	$(36)

Total Futures Contracts				$5,732	$840	$(36)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.421%	$650	$14	$(5)	$9	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.482	8,400	189	(61)	128	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.577	3,200	70	(24)	46	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.486	4,600	10	59	69	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.182	5,200	868	(275)	593	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.706	100	2	(1)	1	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.432	1,300	30	(12)	18	0	0

						$1,183	$(319)	$864	$3	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$5,600	$83	$(36)	$47	$2	$0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	23,400	429	(289)	140	8	0

					$512	$(325)	$187	$10	$0

Interest Rate Swaps

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$43,200	$1,667	$(617)	$1,050	$0	$(78)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	113,400	6,703	(2,502)	4,201	0	(303)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	10,300	289	(537)	(248)	0	(40)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	10,800	1,053	(241)	812	0	(60)

						$9,712	$(3,897)	$5,815	$0	$(481)

Total Swap Agreements						$11,407	$(4,541)	$6,866	$13	$(483)

(e)

Securities with an aggregate market value of $11,270 and cash of $3,389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.648%	$100	$1	$(1)	$0	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.133	200	2	0	2	0

Total Swap Agreements							$3	$(1)	$2	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$523,854	$0	$523,854
Industrials	0	187,449	0	187,449
Utilities	0	51,863	0	51,863
Municipal Bonds & Notes
California	0	16,994	0	16,994
Florida	0	1,046	0	1,046
Georgia	0	1,080	0	1,080
Idaho	0	4,200	0	4,200
Massachusetts	0	2,730	0	2,730
Nevada	0	650	0	650
New York	0	18,157	0	18,157
North Carolina	0	226	0	226
Ohio	0	103	0	103
Pennsylvania	0	1,994	0	1,994
Texas	0	4,499	0	4,499
Utah	0	3,207	0	3,207
Washington	0	2,971	0	2,971
Wisconsin	0	387	0	387
U.S. Government Agencies	0	1,139,448	0	1,139,448
U.S. Treasury Obligations	0	251,152	0	251,152
Non-Agency Mortgage-Backed Securities	0	121,399	0	121,399
Asset-Backed Securities	0	170,860	0	170,860
Sovereign Issues	0	24,715	0	24,715
Short-Term Instruments
Certificates of Deposit	0	6,502	0	6,502
Repurchase Agreements	0	293,032	0	293,032
U.S. Treasury Bills	0	245	0	245

Total Investments	$0	$2,828,763	$0	$2,828,763

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	840	13	0	853
Over the counter	0	2	0	2
	$840	$15	$0	$855

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(36)	$(483)	$0	$(519)

Total Financial Derivative Instruments	$804	$(468)	$0	$336

Totals	$804	$2,828,295	$0	$2,829,099
There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage and Short-Term Investments Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 228.2% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
Ambac Assurance Corp.
5.100% due 06/07/2020	$38	$50
Ambac LSNI LLC
7.803% due 02/12/2023 •	165	166
Fannie Mae
3.575% due 02/01/2026 «(c)	9,000	9,122
3.740% due 01/01/2031 «(c)	9,600	9,756

		19,094

INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	1,225	1,305

Total Corporate Bonds & Notes (Cost $20,086)		20,399

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	2,838

Total Municipal Bonds & Notes (Cost $4,559)		2,838

U.S. GOVERNMENT AGENCIES 203.3%
Fannie Mae
0.000% due 08/25/2022 (e)	2	2
0.200% due 02/25/2043 •(a)	4,466	45
1.394% due 07/25/2044 ~(a)	1,592	75
1.397% due 10/25/2046 ~(a)	769	38
1.440% due 07/25/2044 ~(a)	2,120	104
1.457% due 04/25/2046 ~(a)	1,472	62
1.458% due 03/25/2045 ~(a)	1,458	66
1.508% due 07/25/2052 ~(a)	1,493	66
1.562% due 01/25/2045 ~(a)	1,762	69
1.578% due 10/25/2042 •	1,968	1,596
1.582% due 04/25/2055 ~(a)	2,477	133
1.593% due 08/25/2044 ~(a)	1,616	77
1.682% due 07/25/2045 ~(a)	7,001	394
1.723% due 08/25/2054 ~(a)	2,841	147
1.758% due 08/25/2055 ~(a)	1,550	82
2.000% due 11/01/2026 - 07/01/2032	6,038	5,791
2.151% due 05/01/2019 •	3	3
2.177% due 01/25/2022 ~(a)	17,557	533
2.265% due 11/01/2019 - 10/01/2023 •	7	7
2.268% due 12/01/2019 - 10/01/2031 •	21	20
2.375% due 12/25/2036 - 07/25/2037 •	3,268	3,226
2.500% due 11/01/2046 - 03/01/2047	13,544	12,791
2.535% due 07/25/2032 •	195	190
2.592% due 07/01/2027 •	3	3
2.726% due 09/26/2033 •	21	21
2.766% due 06/25/2032 •	1	1
2.806% due 12/25/2028 - 12/25/2048 •	53,750	53,767
2.855% due 04/18/2028 - 12/18/2032 •	34	34
2.866% due 02/25/2033 •	14	14
2.873% due 02/01/2026 •	15	15
2.905% due 10/18/2030 •	20	20
2.906% due 06/25/2029 - 04/25/2032 •	87	87
2.954% due 12/31/2048 «(c)	12,200	12,164
2.955% due 09/18/2027 •	35	35
3.000% due 05/01/2024 - 09/25/2048	132,638	130,497
3.000% due 11/25/2043 - 12/25/2048 (a)	41,391	6,690
3.006% due 06/25/2030 •	88	88
3.055% due 04/01/2020 •	11	11
3.156% due 06/25/2022 - 09/25/2023 •	14	14
3.253% due 08/01/2042 - 10/01/2044 •	1,881	1,871
3.254% due 02/01/2032 •	50	52
3.309% due 05/01/2036 •	5	6
3.357% due 03/01/2035 •	124	131

3.371% due 05/01/2036 •	282	289
3.406% due 04/25/2032 - 04/25/2037 •	4,114	4,216
3.440% due 02/01/2032	2,969	2,942
3.442% due 02/01/2035 •	172	178
3.446% due 01/01/2035 •	67	70
3.453% due 10/01/2030 - 12/01/2040 •	244	243
3.487% due 12/01/2035 •	12	13
3.500% due 09/01/2025 - 03/01/2048	160,286	160,620
3.500% due 07/01/2026 - 08/01/2026 •	5	5
3.500% due 04/25/2046 (a)	3,982	472
3.500% due 01/01/2048 (g)	33,769	33,793
3.575% due 01/01/2030 •	6	6
3.606% due 05/25/2023 •	7	7
3.621% due 05/01/2035 •	46	47
3.644% due 07/25/2042 - 08/25/2042 •(a)	22,228	2,687
3.668% due 03/01/2035 •	113	118
3.685% due 08/01/2029 •	3	3
3.699% due 02/01/2035 •	22	23
3.701% due 02/01/2034 •	70	73
3.750% due 04/01/2033 •	82	83
3.787% due 02/01/2036 •	24	25
3.800% due 08/01/2025	3,077	3,200
3.800% due 11/01/2035 •	299	304
3.806% due 11/25/2021 •	3	3
3.839% due 05/01/2036 •	4	4
3.852% due 10/25/2045 •	2,460	2,372
3.854% due 05/01/2030 •	19	20
3.875% due 12/01/2023 •	6	6
3.893% due 01/01/2030 •	79	81
3.905% due 02/01/2031 •	22	22
3.912% due 03/01/2035 •	43	44
3.936% due 11/01/2028 •	54	55
3.985% due 11/01/2035 •	173	180
3.987% due 06/01/2023 - 04/01/2035 •	33	34
3.996% due 03/01/2024 •	3	4
4.000% due 06/01/2024 - 05/01/2048	321,490	330,501
4.000% due 05/01/2027 - 03/25/2047 •	2,236	1,969
4.000% due 06/25/2044 (a)	484	82
4.000% due 10/01/2048 (g)	99,566	101,626
4.010% due 04/01/2030 •	4	4
4.033% due 05/01/2036 •	7	7
4.035% due 09/01/2035 •	292	302
4.047% due 11/01/2025 •	7	7
4.070% due 02/01/2025 •	20	20
4.080% due 04/01/2030 •	35	35
4.084% due 02/01/2027 •	18	18
4.100% due 11/01/2028 •	44	44
4.101% due 12/01/2027 •	11	12
4.108% due 06/01/2035 •	35	36
4.117% due 11/01/2035 •	5	6
4.120% due 05/25/2035 ~	150	157
4.129% due 06/01/2030 •	45	47
4.140% due 05/01/2029 •	10	10
4.145% due 04/01/2032 •	4	4
4.150% due 03/01/2030 •	29	29
4.190% due 12/01/2031 •	3	3
4.205% due 08/01/2028 •	33	34
4.243% due 06/01/2035 •	678	717
4.248% due 04/01/2022 •	15	15
4.250% due 06/01/2026 •	5	5
4.269% due 09/01/2035 •	344	357
4.300% due 08/01/2035 •	60	63
4.301% due 03/01/2025 •	4	4
4.303% due 05/01/2035 •	99	102
4.305% due 11/01/2025 •	48	50
4.317% due 01/01/2026 - 07/01/2035 •	189	196
4.327% due 07/01/2035 •	41	43
4.332% due 06/01/2032 •	68	71
4.354% due 10/01/2035 •	34	35
4.359% due 08/01/2029 •	28	29
4.368% due 06/01/2029 •	1	1
4.395% due 06/01/2029 •	15	15
4.402% due 07/01/2032 •	18	18
4.415% due 07/01/2034 •	126	132
4.448% due 05/01/2036 •	52	55
4.493% due 12/01/2035 •	76	77
4.500% due 09/01/2019 - 06/01/2044	32,911	34,492
4.507% due 01/01/2028 •	1	1
4.510% due 05/01/2026 •	6	6
4.520% due 09/01/2028 - 09/01/2030 •	6	6
4.523% due 09/01/2031 •	11	11
4.527% due 09/01/2030 •	9	9
4.529% due 02/01/2030 •	98	103
4.532% due 02/01/2028 •	23	24
4.542% due 09/01/2035 •	11	11
4.575% due 11/01/2026 •	57	57

4.580% due 11/01/2031 •	17	17
4.605% due 04/01/2030 •	5	5
4.643% due 10/01/2035 •	4	5
4.685% due 09/01/2034 •	111	116
4.780% due 11/01/2035 •	22	23
4.845% due 02/01/2024 •	52	52
4.859% due 02/01/2031 •	75	80
4.969% due 07/01/2024 •	1	1
4.985% due 12/01/2029 •	3	3
5.000% due 01/01/2019 - 06/01/2048	16,186	17,026
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.094% due 01/01/2029 •	7	7
5.188% due 09/01/2034 •	9	10
5.415% due 09/01/2020 •	2	2
5.453% due 02/01/2031 •	36	38
5.500% due 01/01/2021 - 02/01/2042	21,922	23,470
5.652% due 12/01/2030 •	77	83
6.000% due 03/01/2021 - 05/01/2041	30,994	33,471
6.250% due 02/25/2029 ~	1	1
6.300% due 06/25/2031 ~	166	167
6.300% due 10/17/2038	19	19
6.500% due 02/01/2019 - 05/01/2040	11,175	12,374
6.500% due 04/25/2038 (a)	289	60
6.589% due 10/25/2031 Ø	3	4
6.850% due 12/18/2027	221	243
7.000% due 03/25/2020 - 09/01/2032	347	372
7.500% due 03/25/2023 - 07/25/2041	642	706
7.800% due 10/25/2022	12	13
7.800% due 06/25/2026 ~	3	4
7.952% due 06/25/2042 •	379	515
8.000% due 07/01/2030 - 05/01/2032	22	25
8.209% due 06/25/2032 ~	5	5
8.750% due 11/25/2019 - 06/25/2021	7	7
9.000% due 03/25/2021 - 11/01/2025	9	9
9.000% due 05/25/2022 - 06/25/2022 (a)	2	0
9.500% due 11/25/2020	15	16
Fannie Mae, TBA
2.000% due 01/01/2034	31,900	30,537
2.500% due 01/01/2034 - 02/01/2034	139,750	136,495
3.000% due 01/01/2034 - 01/01/2049	524,380	517,081
3.500% due 01/01/2034 - 02/01/2049	785,553	786,706
4.000% due 01/01/2049 - 02/01/2049	51,050	52,015
4.500% due 01/01/2049	15,500	16,060
5.000% due 01/01/2049 - 02/01/2049	150,350	157,527
Farmer Mac
8.077% due 04/25/2030 «~	90	90
FDIC Structured Sale Guaranteed Notes
3.020% due 11/29/2037 •	473	472
Federal Housing Administration
6.896% due 07/01/2020	14	14
7.430% due 02/01/2020 - 12/01/2023	303	303
Freddie Mac
0.000% due 10/15/2058 (b)(e)	21,412	17,030
0.941% due 01/25/2020 ~(a)	54,702	389
0.998% due 11/25/2022 ~(a)	29,802	946
1.071% due 10/15/2037 ~(a)	509	20
1.135% due 10/15/2037 ~(a)	189	8
1.149% due 04/25/2021 ~(a)	90,387	2,069
1.264% due 05/15/2037 ~(a)	356	18
1.329% due 11/25/2019 ~(a)	45,674	358
1.345% due 11/25/2019 ~(a)	75,621	748
1.392% due 03/15/2037 ~(a)	573	34
1.568% due 08/15/2041 ~(a)	522	26
1.580% due 10/15/2041 ~(a)	941	39
1.616% due 11/15/2036 ~(a)	1,409	93
1.647% due 02/15/2038 ~(a)	1,247	65
1.658% due 11/15/2038 ~(a)	1,675	88
1.733% due 06/15/2038 ~(a)	956	60
1.745% due 08/15/2036 ~(a)	978	63
2.248% due 07/01/2030 •	88	86
2.500% due 10/15/2027 - 12/15/2027 (a)	18,538	1,292
2.500% due 11/01/2031 - 01/01/2047	40,009	38,997
2.626% due 07/25/2031 •	40	40
2.631% due 05/25/2031 •	134	133
2.649% due 10/15/2037 - 04/15/2038 •	36,457	36,444
2.655% due 03/15/2031 •	64	64
2.677% due 11/25/2021 •	1,121	1,118
2.697% due 09/25/2021 •	762	760
2.705% due 07/15/2034 •	10	10
2.786% due 09/25/2031 •	107	106
2.805% due 12/15/2029 •	67	67
2.905% due 03/15/2024 - 12/15/2031 •	181	182
2.955% due 05/15/2023 - 06/15/2042 •	18,229	18,319
3.000% due 08/15/2032 - 05/15/2048	295,003	288,159
3.000% due 02/15/2033 - 09/15/2048 (a)	13,738	1,817
3.005% due 03/15/2032 •	1	1

3.055% due 08/15/2035 •	701	709
3.254% due 04/25/2023 ~	48,000	48,252
3.405% due 04/15/2031 •	648	666
3.455% due 06/15/2031 •	50	51
3.500% due 12/15/2022 - 12/01/2048	82,134	82,242
3.500% due 08/15/2026 - 08/15/2045 (a)	36,205	7,209
3.625% due 03/01/2033 •	30	31
3.627% due 06/01/2022 •	2	2
3.655% due 07/15/2027 •	306	315
3.737% due 03/01/2033 •	81	85
3.836% due 03/01/2029 •	19	19
3.896% due 08/15/2032 ~	47	47
3.977% due 03/01/2027 •	2	2
3.981% due 08/01/2027 •	4	5
4.000% due 06/01/2029 - 12/01/2048	157,222	160,546
4.000% due 01/15/2046 (a)	13,943	2,963
4.024% due 10/01/2023 •	72	74
4.067% due 09/01/2028 •	7	7
4.075% due 09/01/2027 •	19	19
4.102% due 02/01/2027 •	102	104
4.103% due 09/01/2026 •	21	21
4.122% due 03/01/2032 •	14	14
4.125% due 11/01/2027 •	3	3
4.130% due 06/01/2022 •	1	1
4.139% due 02/01/2029 •	10	10
4.156% due 07/01/2024 •	14	15
4.211% due 12/01/2035 •	540	562
4.224% due 05/01/2032 •	146	151
4.226% due 02/01/2029 •	36	38
4.233% due 04/01/2036 •	53	56
4.236% due 07/01/2028 •	115	119
4.241% due 11/01/2027 •	59	59
4.252% due 04/01/2031 •	2	2
4.258% due 06/01/2028 •	22	23
4.269% due 11/01/2029 - 02/01/2031 •	388	404
4.270% due 01/01/2028 •	17	18
4.313% due 10/01/2036 •	108	113
4.323% due 05/01/2032 •	130	135
4.335% due 04/01/2025 •	9	9
4.372% due 05/01/2032 •	17	17
4.375% due 08/01/2029 •	12	12
4.398% due 04/01/2029 •	7	8
4.403% due 10/01/2035 •	102	106
4.424% due 10/01/2027 •	9	9
4.432% due 07/01/2027 •	13	14
4.436% due 08/01/2035 •	51	54
4.437% due 07/01/2030 •	3	3
4.451% due 07/01/2035 •	234	246
4.459% due 06/01/2024 •	3	4
4.500% due 05/01/2019 - 09/01/2043	18,283	19,084
4.518% due 12/01/2029 - 08/01/2030 •	37	38
4.600% due 05/01/2032 •	1	1
4.606% due 10/01/2027 •	12	12
4.619% due 11/01/2034 •	101	106
4.625% due 10/01/2024 •	46	47
4.655% due 10/01/2024 •	25	26
4.670% due 11/01/2031 •	1	1
4.689% due 10/01/2023 •	15	15
4.723% due 12/01/2032 •	40	41
4.750% due 09/01/2024 •	6	6
4.835% due 12/01/2026 •	5	6
4.865% due 02/01/2027 •	17	17
4.890% due 10/15/2040 •	18	19
5.000% due 02/01/2019 - 07/01/2041	18,680	19,745
5.500% due 09/01/2019 - 06/01/2041	38,570	41,424
6.000% due 10/01/2021 - 05/01/2040	6,078	6,611
6.002% due 05/15/2035 •	3,589	3,920
6.082% due 05/15/2041 •	4,005	4,172
6.250% due 12/15/2028	185	198
6.500% due 03/15/2021 - 10/25/2043	2,630	2,931
6.603% due 01/15/2035 •	4,986	5,502
7.000% due 11/15/2020 - 12/01/2032	144	154
7.000% due 10/25/2023 (a)	13	2
7.400% due 02/01/2021	5	5
7.500% due 03/01/2022 - 01/15/2030	103	119
7.500% due 08/15/2029 (a)	4	1
7.645% due 05/01/2025	465	519
8.000% due 06/01/2030 - 09/01/2030	2	2
8.500% due 08/01/2024 - 08/01/2027	48	53
9.000% due 12/15/2020	3	3
9.500% due 12/15/2020	17	18
9.500% due 11/01/2021 (a)	1	0
Freddie Mac, TBA
3.000% due 01/01/2049	1,000	975
3.500% due 01/01/2049	281,000	280,934
4.000% due 01/01/2049	50,000	50,975

5.000% due 01/01/2049	22,600	23,661
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	348	297
0.331% due 12/20/2045 ~(a)	2,146	47
0.523% due 06/16/2043 ~(a)	29,308	326
0.655% due 09/20/2045 ~(a)	3,658	102
0.676% due 11/20/2045 ~(a)	2,174	61
0.785% due 08/20/2045 ~(a)	1,061	28
0.801% due 06/20/2043 ~(a)	2,306	62
0.975% due 03/16/2051 ~(a)	936	7
0.976% due 06/20/2042 ~(a)	2,972	108
1.026% due 06/20/2042 ~(a)	2,721	111
2.500% due 03/20/2027 - 10/15/2046	5,618	5,518
2.655% due 05/16/2030 •	5	5
2.755% due 01/16/2031 •	4	4
2.820% due 06/20/2032 •	92	92
2.964% due 05/20/2063 •	3,155	3,170
3.000% due 05/20/2039 - 06/20/2046 (a)	4,814	634
3.000% due 12/15/2042 - 02/15/2047	4,044	3,989
3.034% due 09/20/2063 •	17,046	17,179
3.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2025 ~	11	12
3.125% due 12/20/2027 - 12/20/2032 •	1,194	1,237
3.314% due 08/20/2063 •	26,238	26,569
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	486	494
3.375% (H15T1Y + 1.500%) due 01/20/2027 - 02/20/2032 •	623	636
3.420% due 03/20/2031 •	382	382
3.500% (H15T1Y + 1.500%) due 03/20/2021 ~	17	17
3.500% due 11/15/2041 - 05/20/2048	136,918	138,150
3.500% due 08/20/2042 - 09/20/2046 (a)	20,720	3,180
3.614% due 09/20/2063 •	12,913	13,172
3.625% (H15T1Y + 1.500%) due 11/20/2020 - 06/20/2026 ~	772	784
3.625% (H15T1Y + 1.500%) due 04/20/2027 - 04/20/2033 •	4,378	4,518
3.636% (H15T1Y + 1.500%) due 01/20/2059 ~	634	646
3.654% (H15T1Y + 1.500%) due 10/20/2058 ~	429	438
3.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	479	490
3.750% due 08/20/2024 - 07/20/2035 •	7,218	7,488
3.852% due 09/20/2045 •	1,736	1,598
3.875% due 01/20/2034 •	2,427	2,554
4.000% (H15T1Y + 1.500%) due 09/20/2019 - 07/20/2020 ~	3	3
4.000% due 09/15/2040 - 08/15/2048	35,450	36,698
4.500% due 06/15/2035 - 07/20/2048	30,280	31,669
5.000% due 03/15/2033 - 12/20/2048	70,967	74,542
5.000% due 01/20/2049 (c)	8,000	8,340
5.500% due 05/15/2031 - 07/15/2041	13,622	14,616
6.000% due 09/15/2036 - 12/15/2040	2,000	2,156
6.500% due 10/15/2023 - 07/15/2039	2,908	3,221
7.000% due 09/15/2025 - 09/20/2028	22	24
7.500% due 12/15/2022 - 11/15/2031	49	49
7.750% due 10/15/2025	10	10
8.000% due 06/15/2024 - 09/15/2031	80	93
8.500% due 06/15/2027 - 01/20/2031	341	365
9.000% due 04/15/2020 - 09/15/2030	30	30
9.500% due 12/15/2021	3	3
Ginnie Mae, TBA
3.000% due 01/01/2049 - 02/01/2049	310,400	305,369
3.500% due 01/01/2049 - 02/01/2049	381,112	383,594
4.000% due 01/01/2049	276,200	282,870
4.500% due 01/01/2049 - 02/01/2049	195,900	202,729
5.000% due 01/01/2049 - 02/01/2049	91,100	94,778
Small Business Administration
5.370% due 04/01/2028	2,125	2,246
5.490% due 05/01/2028	2,495	2,665
5.870% due 05/01/2026 - 07/01/2028	1,965	2,089
6.220% due 12/01/2028	309	336
7.190% due 12/01/2019	3	3
7.220% due 11/01/2020	28	28
Vendee Mortgage Trust
6.351% due 01/15/2030 ~	202	225
6.500% due 03/15/2029	498	543

Total U.S. Government Agencies (Cost $5,522,893)		5,561,153

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
2.750% due 08/31/2025 (g)(i)(k)	14,400	14,549
3.000% due 09/30/2025 (g)(k)	14,000	14,368

Total U.S. Treasury Obligations (Cost $28,134)		28,917

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust
4.156% due 09/25/2035 ^~	603	566
American Home Mortgage Investment Trust
4.885% due 02/25/2045 •	38	37

AREIT Trust
3.287% due 11/14/2035 •	16,700	16,510
Banc of America Funding Trust
3.050% due 05/20/2035 ^•	492	426
5.000% due 09/25/2019	3	3
5.753% due 10/25/2036 ^Ø	1,077	975
5.837% due 01/25/2037 ^Ø	912	858
Banc of America Mortgage Trust
3.707% due 02/25/2036 ^~	283	264
4.487% due 07/25/2034 ~	3	3
4.553% due 06/20/2031 ~	109	111
4.817% due 07/20/2032 ~	5	4
6.500% due 10/25/2031	11	12
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~	2	2
4.035% due 02/25/2033 ~	3	3
4.291% due 01/25/2034 ~	3	2
4.398% due 08/25/2033 ~	292	296
4.490% due 08/25/2033 ~	182	183
Bear Stearns ALT-A Trust
3.939% due 11/25/2036 ^~	656	543
3.952% due 11/25/2036 ^~	278	247
4.032% due 05/25/2035 ~	327	331
4.463% due 11/25/2036 ~	648	596
Bear Stearns Mortgage Securities, Inc.
4.256% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
5.425% due 12/26/2046 ^~	1,269	1,187
BellaVista Mortgage Trust
2.720% due 05/20/2045 •	309	228
BX Commercial Mortgage Trust
3.205% due 11/15/2035 •	47,529	47,287
3.755% due 11/15/2035 •	28,957	28,667
Chase Mortgage Finance Trust
4.065% due 09/25/2036 ^~	47	43
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.686% due 05/25/2036 •	168	165
2.756% due 08/25/2035 •	283	280
2.761% due 01/25/2035 ~	323	308
Citigroup Mortgage Loan Trust
4.380% due 08/25/2035 ^~	321	245
4.490% due 05/25/2035 •	6	6
Citigroup Mortgage Loan Trust, Inc.
4.680% due 09/25/2035 •	316	320
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	869	840
Commercial Mortgage Trust
1.921% due 07/10/2046 ~(a)	13,646	309
Countrywide Alternative Loan Resecuritization Trust
5.105% due 03/25/2047 ~	44	44
7.648% due 08/25/2037 ^~	135	96
Countrywide Alternative Loan Trust
2.670% due 07/20/2046 ^•	549	419
2.676% due 01/25/2037 ^•	119	116
2.685% due 11/25/2035 ^•	9	0
2.706% due 05/25/2036 •	55	48
2.716% due 05/25/2035 •	910	861
2.726% due 05/25/2035 •	159	145
2.750% due 09/20/2046 •	6,556	3,716
2.756% due 05/25/2035 •	246	214
2.756% due 09/25/2046 ^•	3,840	3,019
2.756% due 10/25/2046 ^•	734	579
2.766% due 07/25/2046 ^•	1,799	1,057
2.776% due 05/25/2036 ^•	42	17
2.786% due 12/25/2035 •	244	236
2.846% due 10/25/2046 ^•	1,815	1,193
2.856% due 06/25/2047 ^•	38	5
6.250% due 11/25/2036 ^	1,109	956
Countrywide Home Loan Mortgage Pass-Through Trust
2.806% due 04/25/2046 ^•	210	13
2.846% due 03/25/2036 •	343	134
2.856% due 02/25/2036 ^•	208	54
2.966% due 05/25/2035 •	900	823
3.046% due 02/25/2035 •	136	129
3.086% due 04/25/2035 •	590	562
3.146% due 03/25/2035 •	70	63
3.166% due 02/25/2035 •	532	536
3.186% due 02/25/2035 •	13	13
3.306% due 03/25/2035 ^•	83	18
3.500% due 07/19/2031 ~	6	5
3.871% due 02/20/2036 ^~	260	223
3.910% due 08/25/2034 ^~	283	267
4.058% due 09/25/2047 ^~	621	581
4.092% due 06/19/2031 ~	5	5
4.179% due 09/25/2034 ^~	218	202
4.366% due 11/19/2033 ~	11	11

4.866% due 11/19/2033 ~	21	21
Credit Suisse First Boston Mortgage Securities Corp.
3.884% due 06/25/2033 ~	13	13
5.302% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,337	1,104
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	5,127	5,131
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.606% due 10/25/2036 ^•	15	12
DLJ Mortgage Acceptance Corp.
4.800% due 11/25/2023 ~	5	5
Fannie Mae
3.790% due 01/01/2029 «(c)	2,500	2,554
3.820% due 01/01/2029 «(c)	5,500	5,640
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	6	6
Freddie Mac
0.000% due 08/15/2056 (b)(e)	56,717	44,069
GreenPoint Mortgage Funding Trust
2.706% due 12/25/2046 ^•	2,300	2,092
2.776% due 04/25/2036 ^•	218	595
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.852% due 10/25/2033 ~	32	32
GSR Mortgage Loan Trust
2.766% due 08/25/2046 •	3,129	1,727
3.605% due 06/25/2034 ~	24	23
3.828% due 04/25/2036 ~	228	204
HarborView Mortgage Loan Trust
2.600% due 03/19/2037 •	416	397
2.669% due 07/21/2036 •	632	571
2.690% due 05/19/2046 ^•	719	345
3.462% due 11/19/2034 ~	61	54
4.105% due 08/19/2036 ^~	287	269
4.463% due 07/19/2035 ^~	10	9
4.526% due 08/19/2034 ~	1,435	1,419
HomeBanc Mortgage Trust
2.686% due 12/25/2036 •	220	215
3.366% due 08/25/2029 •	357	341
Impac Secured Assets Trust
2.656% due 11/25/2036 •	1,097	1,017
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
2.716% due 05/25/2046 •	1,097	1,049
2.806% due 11/25/2035 ^•	149	113
2.806% due 06/25/2037 ^•	419	256
2.986% due 04/25/2035 •	86	83
2.986% due 07/25/2035 •	917	890
3.146% due 02/25/2035 •	212	209
3.874% due 01/25/2036 ^~	986	892
3.909% due 08/25/2035 ^~	898	804
3.928% due 01/25/2036 ^~	1	1
4.261% due 12/25/2034 ~	6	6
JPMorgan Mortgage Trust
4.444% due 10/25/2035 ~	1,380	1,303
Lehman XS Trust
2.826% due 11/25/2046 ^•	1,574	1,248
Luminent Mortgage Trust
2.686% due 12/25/2036 ^•	1,227	1,140
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2037 •	538	319
3.106% due 05/25/2047 ^•	2,520	2,078
3.186% due 05/25/2047 ^•	2,138	1,297
MASTR Asset Securitization Trust
5.000% due 12/25/2019	30	30
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	109	109
MASTR Seasoned Securitization Trust
4.385% due 10/25/2032 ~	213	213
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.155% due 11/15/2031 •	330	329
3.335% due 11/15/2031 •	40	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.895% due 12/15/2030 •	434	421
2.935% due 06/15/2030 •	360	355
Merrill Lynch Alternative Note Asset Trust
2.806% due 03/25/2037 •	1,129	487
Merrill Lynch Mortgage Investors Trust
3.272% due 10/25/2028 •	43	43
4.121% due 04/25/2035 ~	11	10
4.139% due 01/25/2029 ~	1,861	1,810
Morgan Stanley Mortgage Loan Trust
3.016% due 02/25/2047 •	1,187	748
4.065% due 07/25/2035 ^~	838	771

Mortgage Equity Conversion Asset Trust
3.080% due 02/25/2042 «•	3,996	3,723
3.110% due 01/25/2042 «•	28,598	26,762
3.120% due 05/25/2042 «•	11,379	10,583
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	224	225
Prime Mortgage Trust
2.906% due 02/25/2034 •	28	27
4.750% due 11/25/2019	2	2
Residential Accredit Loans, Inc. Trust
2.776% due 05/25/2046 ^•	865	746
3.006% due 06/25/2035 •	305	261
4.144% due 08/25/2035 ^~	562	364
Residential Funding Mortgage Securities, Inc. Trust
4.451% due 09/25/2035 ^~	1,035	863
Sequoia Mortgage Trust
3.026% due 11/22/2024 •	2	2
3.110% due 04/19/2027 •	42	40
3.170% due 10/19/2026 •	16	16
3.230% due 10/20/2027 •	287	276
3.766% due 01/20/2047 ^~	725	583
Structured Adjustable Rate Mortgage Loan Trust
3.241% due 06/25/2034 •	527	508
3.910% due 11/25/2035 ^~	693	648
3.982% due 01/25/2035 ~	598	590
4.198% due 07/25/2035 ^~	48	44
4.209% due 08/25/2035 ~	14	14
4.312% due 07/25/2034 ~	31	31
4.385% due 10/25/2037 ^•	1,331	1,196
Structured Asset Mortgage Investments Trust
2.696% due 06/25/2036 •	294	291
2.716% due 05/25/2036 •	1,034	948
2.720% due 07/19/2035 •	1,847	1,820
2.766% due 03/25/2037 •	154	110
2.806% due 08/25/2036 ^•	3,369	2,765
2.966% due 05/25/2045 •	1,175	1,147
3.130% due 09/19/2032 •	971	948
3.130% due 10/19/2034 •	126	125
3.170% due 03/19/2034 •	551	548
Structured Asset Mortgage Investments, Inc.
0.988% due 05/02/2030 ~	56	7
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.989% due 05/25/2022 ~	2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.369% due 06/25/2033 ~	15	15
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^Ø	1,327	657
5.970% due 09/25/2036 ^Ø	9,085	858
6.015% due 07/25/2037 Ø	2,338	1,611
Thornburg Mortgage Securities Trust
4.133% due 06/25/2043 ~	502	503
WaMu Mortgage Pass-Through Certificates Trust
2.329% due 01/25/2047 •	1,110	1,085
2.766% due 11/25/2045 •	1,011	1,004
2.796% due 10/25/2045 •	99	98
2.836% due 01/25/2045 •	1,128	1,122
2.997% due 11/25/2046 •	321	294
3.006% due 07/25/2044 •	156	156
3.146% due 01/25/2045 •	258	265
3.146% due 07/25/2045 •	46	46
3.157% due 02/25/2046 •	1,112	1,107
3.161% due 04/25/2037 ^~	1,035	938
3.206% due 12/25/2045 •	843	608
3.357% due 11/25/2042 •	57	54
3.557% due 06/25/2042 •	262	253
3.557% due 08/25/2042 •	533	527
3.676% due 12/25/2036 ^~	1,024	967
3.770% due 03/25/2034 ~	8	8
4.215% due 12/25/2035 ~	276	273
4.239% due 08/25/2033 ~	349	355
4.331% due 09/25/2033 ~	143	147
Washington Mutual Mortgage Pass-Through Certificates Trust
2.756% due 07/25/2046 ^•	113	78
4.094% due 11/25/2030 ~	167	169
6.268% due 07/25/2036 Ø	2,777	1,069
Wells Fargo Commercial Mortgage Trust
1.783% due 10/15/2045 ~(a)	38,668	2,101
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	429	385
4.487% due 07/25/2034 ~	25	27
4.513% due 06/25/2035 ~	290	299
4.668% due 10/25/2033 ~	75	76

4.903% due 12/25/2033 ~	185	190

Total Non-Agency Mortgage-Backed Securities (Cost $275,912)		276,707

ASSET-BACKED SECURITIES 12.2%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 Ø	907	697
ACE Securities Corp. Home Equity Loan Trust
2.566% due 10/25/2036 •	182	93
3.015% due 08/25/2030 •	17	17
3.556% due 07/25/2034 •	856	857
AFC Home Equity Loan Trust
3.316% due 06/25/2029 •	206	179
Allegro CLO Ltd.
3.740% due 01/30/2026 •	3,547	3,548
Amortizing Residential Collateral Trust
3.206% due 10/25/2031 •	193	189
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.001% due 06/25/2028 •	18	18
3.136% due 09/25/2028 •	280	286
3.446% due 06/25/2029 •	204	196
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •	6,200	6,174
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.996% due 10/25/2035 •	7,500	7,454
Asset-Backed Funding Certificates Trust
3.206% due 06/25/2034 •	208	205
3.526% due 03/25/2032 •	375	374
Asset-Backed Securities Corp. Home Equity Loan Trust
2.586% due 05/25/2037 •	1	1
2.975% due 06/15/2031 •	187	172
3.451% due 09/25/2034 •	3,359	3,390
Atrium Corp.
3.299% due 04/22/2027 •	2,500	2,471
B&M CLO Ltd.
3.166% due 04/16/2026 •	2,091	2,083
Bayview Financial Acquisition Trust
2.856% due 05/28/2037 •	1,521	1,435
Bear Stearns Asset-Backed Securities Trust
2.906% due 09/25/2046 •	1,318	1,273
3.290% due 02/25/2034 •	362	362
3.706% due 10/25/2032 •	105	106
4.006% due 11/25/2042 •	337	344
4.352% due 06/25/2043 ~	17	17
Brookside Mill CLO Ltd.
3.269% due 01/17/2028 •	2,900	2,867
CDC Mortgage Capital Trust
3.556% due 01/25/2033 •	386	383
Centex Home Equity Loan Trust
2.806% due 01/25/2032 •	96	93
3.356% due 01/25/2032 •	442	433
Chase Funding Trust
3.106% due 07/25/2033 •	21	20
3.146% due 08/25/2032 •	486	478
3.166% due 11/25/2032 •	318	316
CIFC Funding Ltd.
3.216% due 04/15/2027 •	5,300	5,258
3.350% due 10/25/2027 •	4,300	4,244
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	539	537
3.481% due 12/25/2031 •	224	223
CIT Mortgage Loan Trust
3.856% due 10/25/2037 •	5,072	5,139
Citigroup Global Markets Mortgage Securities, Inc.
3.856% due 01/25/2032 •	326	325
6.930% due 08/25/2028	124	126
Citigroup Mortgage Loan Trust
2.566% due 07/25/2045 •	220	168
Columbia Cent CLO Ltd.
3.640% due 10/25/2028 •	12,300	12,237
Conseco Finance Corp.
6.240% due 12/01/2028	244	248
Conseco Finance Home Equity Loan Trust
3.955% due 05/15/2032 •	209	208
Countrywide Asset-Backed Certificates
2.646% due 07/25/2037 •	1,576	1,424
2.706% due 09/25/2037 •	836	717
3.406% due 06/25/2033 •	43	43
3.406% due 10/25/2047 •	1,521	1,508
3.506% due 09/25/2032 •	1,351	1,303
Credit Suisse First Boston Mortgage Securities Corp.
2.866% due 05/25/2044 •	111	110
3.246% due 08/25/2032 •	151	147
Credit-Based Asset Servicing & Securitization LLC
3.606% due 04/25/2032 •	55	55

Credit-Based Asset Servicing & Securitization Trust
2.576% due 01/25/2037 ^•	321	139
CVP Cascade CLO Ltd.
3.586% due 01/16/2026 •	4,014	4,010
Delta Funding Home Equity Loan Trust
3.275% due 09/15/2029 •	12	12
Ellington Loan Acquisition Trust
3.556% due 05/25/2037 •	1,914	1,913
EMC Mortgage Loan Trust
3.246% due 05/25/2040 •	228	225
EquiFirst Mortgage Loan Trust
2.986% due 01/25/2034 •	129	125
Fannie Mae
4.000% due 08/01/2029 «(c)	4,233	4,326
FIRSTPLUS Home Loan Owner Trust
7.670% due 05/10/2024 Ø	397	126
Flagship Ltd.
3.589% due 01/20/2026 •	2,668	2,666
Flatiron CLO Ltd.
3.609% due 01/17/2026 •	6,507	6,503
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	8,700	8,660
3.486% (US0003M + 1.050%) due 07/15/2027 ~	6,225	6,201
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	47	28
GMAC Mortgage Corp. Home Equity Loan Trust
2.986% due 01/25/2029 •	35	33
GSAMP Trust
2.806% due 10/25/2036 ^•	8,069	693
2.906% due 02/25/2033 •	188	185
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •	1,011	806
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	19	21
Jamestown CLO Ltd.
3.126% due 07/15/2026 •	3,668	3,658
JMP Credit Advisors CLO Ltd.
3.299% due 01/17/2028 •	9,900	9,877
JPMorgan Mortgage Acquisition Trust
2.586% due 08/25/2036 •	46	24
2.766% due 03/25/2037 •	300	295
LCM LP
3.379% due 10/20/2027 •	1,450	1,444
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •	62	60
3.556% due 10/25/2034 •	583	568
3.931% due 03/25/2032 •	545	541
Loomis Sayles CLO Ltd.
3.336% due 04/15/2028 •	9,600	9,474
Marathon CLO Ltd.
3.516% due 11/21/2027 •	2,200	2,174
MASTR Asset-Backed Securities Trust
3.256% due 12/25/2034 ^•	1,528	1,533
Merrill Lynch Mortgage Investors Trust
2.566% due 10/25/2037 ^•	1,503	611
2.586% due 09/25/2037 •	230	132
3.226% due 06/25/2035 •	332	327
MESA Trust
3.306% due 12/25/2031 •	337	333
Mid-State Trust
6.340% due 12/15/2036	549	584
7.791% due 03/15/2038	841	927
Morgan Stanley Mortgage Loan Trust
2.866% due 04/25/2037 •	288	138
5.750% due 04/25/2037 ^~	723	491
6.000% due 02/25/2037 ^~	1,363	1,058
Mountain Hawk CLO Ltd.
3.289% due 07/20/2024 •	2,139	2,134
Mountain View CLO Ltd.
3.256% due 10/13/2027 •	4,600	4,564
NovaStar Mortgage Funding Trust
2.636% due 03/25/2037 •	2,325	1,737
Oaktree CLO Ltd.
3.689% due 10/20/2026 •	3,000	3,000
OCP CLO Ltd.
3.299% due 04/17/2027 •	1,500	1,485
3.328% due 10/26/2027 •	6,880	6,830
Octagon Investment Partners Ltd.
3.536% due 04/15/2026 •	4,995	4,995
Option One Mortgage Loan Trust
2.646% due 01/25/2037 •	728	460
3.286% due 02/25/2035 •	4,021	3,899
Option One Mortgage Loan Trust Asset-Backed Certificates
2.966% due 11/25/2035 •	400	384

OZLM Ltd.
3.570% due 04/30/2027 •	2,500	2,485
3.600% due 07/30/2027 •	7,000	6,944
Palmer Square Loan Funding Ltd.
3.150% due 11/15/2026 •	3,200	3,187
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.256% due 07/25/2035 •	1,291	1,295
Renaissance Home Equity Loan Trust
2.866% due 11/25/2034 •	179	166
3.195% due 08/25/2033 •	288	283
3.266% due 12/25/2032 •	21	21
3.506% due 12/25/2033 •	1,533	1,518
3.706% due 08/25/2032 •	642	635
Residential Asset Mortgage Products Trust
3.136% due 09/25/2035 •	1,829	1,734
Residential Asset Securities Corp. Trust
3.086% due 06/25/2033 •	78	72
Residential Mortgage Loan Trust
3.815% due 09/25/2029 •	88	88
SACO Trust
3.026% due 06/25/2036 ^•	159	149
Saxon Asset Securities Trust
3.186% due 12/26/2034 •	501	503
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	2,450	844
SLM Student Loan Trust
2.660% due 07/25/2023 •	420	420
3.988% due 12/15/2033 •	2,953	2,973
3.990% due 04/25/2023 •	25,862	26,018
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	8,700	8,660
3.349% due 07/20/2027 •	10,700	10,647
Soundview Home Loan Trust
2.566% due 11/25/2036 •	73	31
Specialty Underwriting & Residential Finance Trust
3.186% due 01/25/2034 •	300	291
3.706% due 10/25/2035 •	715	664
Staniford Street CLO Ltd.
3.968% due 06/15/2025 •	999	1,000
Structured Asset Investment Loan Trust
3.166% due 04/25/2035 •	1,905	1,907
3.481% due 09/25/2034 •	601	586
3.781% due 12/25/2034 •	976	962
3.931% due 04/25/2034 •	214	214
Structured Asset Securities Corp. Trust
2.966% due 09/25/2035 •	900	851
Symphony CLO Ltd.
3.316% due 04/15/2028 •	2,100	2,092
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •	1,100	1,100
TICP CLO Ltd.
3.309% due 04/20/2028 •	9,000	8,885
Tralee CLO Ltd.
3.869% due 10/20/2028 •	7,800	7,670
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	826	810
UPS Capital Business Credit
3.035% due 04/15/2026 •	76	8
Utah State Board of Regents
3.256% due 01/25/2057 •	13,719	13,706
Venture CLO Ltd.
3.256% due 04/15/2027 •	7,400	7,347
3.316% due 04/15/2027 •	10,000	9,895
3.316% due 07/15/2027 •	5,100	5,050
3.650% due 10/22/2031 •	7,000	6,993
Voya CLO Ltd.
3.210% due 07/25/2026 •	7,166	7,158
Wellfleet CLO Ltd.
3.609% due 10/20/2027 •	8,000	7,999
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
3.136% due 04/25/2034 •	536	502
Zais CLO Ltd.
3.586% due 04/15/2028 •	7,600	7,585

Total Asset-Backed Securities (Cost $342,957)		332,909

SHORT-TERM INSTRUMENTS 0.7%
COMMERCIAL PAPER 0.4%
Energy Transfer Partners LP
3.650% due 03/07/2019	3,100	3,082
Humana, Inc.
3.000% due 01/16/2019	900	899

Mondelez International, Inc.
3.100% due 02/27/2019	6,000	5,970

		9,951

REPURCHASE AGREEMENTS (f) 0.2%
		5,377

U.S. TREASURY BILLS 0.1%
2.353% due 01/03/2019 - 03/07/2019 (d)(e)(k)	2,215	2,210

Total Short-Term Instruments (Cost $17,537)		17,538

Total Investments in Securities (Cost $6,212,078)		6,240,461

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	646,595	6,391

Total Short-Term Instruments (Cost $6,391)		6,391

Total Investments in Affiliates (Cost $6,391)		6,391

Total Investments 228.4% (Cost $6,218,469)		$6,246,852
Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $3,589)		(4,552)
Other Assets and Liabilities, net (128.2)%		(3,507,541)

Net Assets 100.0%		$2,734,759

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$5,377	U.S. Treasury Notes 2.875% due 09/30/2023	$(5,487)	$5,377	$5,377

Total Repurchase Agreements						$(5,487)	$5,377	$5,377

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.780%	12/13/2018	01/11/2019	$(610)	$(611)
BOS	2.550	12/19/2018	01/14/2019	(13,421)	(13,435)
	2.950	12/24/2018	01/04/2019	(26,541)	(26,560)
	2.950	12/28/2018	01/04/2019	(6,024)	(6,026)
BPS	2.900	12/28/2018	01/28/2019	(9,766)	(9,770)
RCY	2.850	12/17/2018	01/17/2019	(28,511)	(28,547)

Total Reverse Repurchase Agreements					$(84,949)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.9)%
Fannie Mae, TBA	4.000%	01/01/2034	$1,700	$(1,730)	$(1,740)
Fannie Mae, TBA	4.500	01/01/2049	20,500	(21,171)	(21,241)
Fannie Mae, TBA	4.500	02/01/2049	34,000	(35,089)	(35,197)
Fannie Mae, TBA	5.500	01/01/2049	800	(850)	(847)
Freddie Mac, TBA	5.500	01/01/2049	57,000	(59,930)	(60,332)
Ginnie Mae, TBA	4.500	01/01/2049	6,000	(6,199)	(6,210)
Ginnie Mae, TBA	5.000	01/01/2049	7,100	(7,383)	(7,381)

Total Short Sales (4.9)%				$(132,352)	$(132,948)

(g)	Securities with an aggregate market value of $87,888 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(9,047) at a weighted average interest rate of 2.206%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	54	$13,142	$(71)	$1	$0
90-Day Eurodollar June Futures	06/2019	54	13,138	(89)	1	0

				$(160)	$2	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	132	$(16,106)	$(383)	$0	$(52)

Total Futures Contracts				$(543)	$2	$(52)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$1,982	$(691)	$1,291	$0	$(96)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	30	564	594	0	(55)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	67,600	301	(825)	(524)	0	(132)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	34,100	0	1,717	1,717	141	0
Pay(1)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	4,600	66	39	105	19	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	32,550	(1,240)	2,000	760	0	(186)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	62,000	5,661	(997)	4,664	0	(342)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	7,000	(51)	(149)	(200)	0	(42)

Total Swap Agreements						$6,749	$1,658	$8,407	$160	$(853)

(i)

Securities with an aggregate market value of $4,211 and cash of $10,641 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(1)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/13/2019	$10,000	$78	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	308,000	255	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	13,900	90	0
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	43,400	325	0

							$748	$22

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	$69.500	02/06/2019	$10,000	$0	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2049	67.500	02/06/2019	281,000	11	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	72.500	02/06/2019	475,000	19	0
JPM	Put - OTC Freddie Mac, TBA 3.500% due 01/01/2049	69.000	01/07/2019	200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 01/01/2049	70.000	01/07/2019	77,000	3	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2049	68.000	01/07/2019	118,000	5	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	69.000	01/07/2019	80,000	3	0
	Put - OTC Fannie Mae, TBA 5.000% due 01/01/2049	76.000	01/07/2019	100,000	4	0
	Put - OTC Freddie Mac, TBA 3.500% due 01/01/2049	69.000	01/07/2019	30,000	1	0
	Put - OTC Ginnie Mae, TBA 3.500% due 01/01/2049	70.000	01/16/2019	269,000	10	0

					$64	$0

Total Purchased Options					$812	$22

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	$97.449	01/07/2019	$51,500	$(258)	$(1,301)
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.969	02/06/2019	20,500	(45)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.969	02/06/2019	20,500	(32)	(214)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.383	01/07/2019	23,500	(128)	(603)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.953	01/07/2019	15,500	(89)	(309)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	10,000	(17)	(108)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	10,000	(25)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.043	01/07/2019	23,500	(54)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.719	02/06/2019	19,000	(90)	(14)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.789	02/06/2019	19,000	(32)	(221)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	96.031	01/07/2019	13,000	(42)	0
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.332	01/07/2019	26,000	(171)	(687)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.531	01/07/2019	13,000	(54)	(318)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	97.844	01/07/2019	5,000	(20)	(107)
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.125	01/07/2019	10,500	(18)	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.719	01/07/2019	10,000	(37)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	96.875	02/06/2019	10,000	(20)	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.031	02/06/2019	10,500	(34)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	98.875	02/06/2019	10,000	(16)	(112)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.164	02/06/2019	10,000	(27)	(89)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.172	02/06/2019	19,500	(28)	(172)
	Call - OTC Fannie Mae, TBA 3.500% due 02/01/2049	99.328	02/06/2019	10,000	(29)	(76)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.781	03/06/2019	20,500	(79)	(54)
	Put - OTC Fannie Mae, TBA 3.500% due 03/01/2049	98.859	03/06/2019	14,000	(53)	(39)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.781	03/06/2019	20,500	(70)	(129)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.859	03/06/2019	14,000	(44)	(82)
	Call - OTC Fannie Mae, TBA 3.500% due 03/01/2049	99.938	03/06/2019	14,500	(28)	(79)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.656	01/07/2019	19,000	(43)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	99.383	01/07/2019	35,000	(191)	(898)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.656	01/07/2019	19,000	(30)	(246)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.766	01/07/2019	18,500	(43)	(219)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.875	01/07/2019	10,000	(16)	(108)
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	101.297	01/07/2019	14,000	(32)	(93)
	Put - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.258	02/06/2019	19,500	(52)	(9)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	100.977	02/06/2019	13,000	(52)	(129)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.273	02/06/2019	13,500	(30)	(101)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.473	02/06/2019	14,500	(26)	(86)
	Call - OTC Fannie Mae, TBA 4.000% due 02/01/2049	101.566	02/06/2019	6,500	(15)	(34)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.766	01/07/2019	18,500	(55)	0
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	98.875	01/07/2019	10,000	(24)	0
SAL	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.203	01/07/2019	24,500	(73)	(434)
	Call - OTC Fannie Mae, TBA 3.500% due 01/01/2049	98.344	01/07/2019	10,000	(22)	(163)
	Put - OTC Fannie Mae, TBA 4.000% due 01/01/2049	98.578	01/07/2019	18,500	(65)	0
	Call - OTC Fannie Mae, TBA 4.000% due 01/01/2049	100.578	01/07/2019	18,500	(43)	(254)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2049	99.406	01/07/2019	15,500	(63)	0

Total Written Options					$(2,415)	$(7,491)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$147	$0	$77	$77	$0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,843	0	3,685	3,685	0

						$0	$3,762	$3,762	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$1,536	$(522)	$537	$15	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,032)	749	0	(283)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	4	1	0

						$(1,557)	$1,290	$16	$(283)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.715%	Quarterly	01/02/2019	$135,000	$0	$93	$93	$0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.699	Quarterly	01/30/2019	75,000	0	77	77	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.685	Quarterly	02/01/2019	75,000	0	87	87	0

							$0	$257	$257	$0

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$4,665	$0	$(42)	$0	$(42)
	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,163	0	(11)	0	(11)
JPS	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,532	0	(23)	0	(23)
SAL	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,623	0	(16)	0	(16)

								$0	$(92)	$0	$(92)

Total Swap Agreements								$(1,557)	$5,217	$4,035	$(375)

(k)

Securities with an aggregate market value of $6,341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$216	$18,878	$19,094
Industrials	0	1,305	0	1,305
Municipal Bonds & Notes
Texas	0	2,838	0	2,838
U.S. Government Agencies	0	5,548,899	12,254	5,561,153
U.S. Treasury Obligations	0	28,917	0	28,917
Non-Agency Mortgage-Backed Securities	0	227,445	49,262	276,707
Asset-Backed Securities	0	328,583	4,326	332,909
Short-Term Instruments
Commercial Paper	0	9,951	0	9,951
Repurchase Agreements	0	5,377	0	5,377
U.S. Treasury Bills	0	2,210	0	2,210
	$0	$6,155,741	$84,720	$6,240,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,391	$0	$0	$6,391

Total Investments	$6,391	$6,155,741	$84,720	$6,246,852

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(132,948)	$0	$(132,948)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	160	0	162
Over the counter	0	372	3,685	4,057
	$2	$532	$3,685	$4,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(853)	0	(905)
Over the counter	0	(7,866)	0	(7,866)

	$(52)	$(8,719)	$0	$(8,771)

Total Financial Derivative Instruments	$(50)	$(8,187)	$3,685	$(4,552)

Totals	$6,341	$6,014,606	$88,405	$6,109,352

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2018 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,651	$0	$0	$0	$227	$0	$0	$18,878	$227
U.S. Government Agencies	94	12,162	(5)	0	0	3	0	0	12,254	3
Non-Agency Mortgage-Backed Securities	42,546	8,111	(3,039)	81	317	1,246	0	0	49,262	1,246
Asset-Backed Securities	8	4,273	0	1	0	52	0	(8)	4,326	53

	$42,648	$43,197	$(3,044)	$82	$317	$1,528	$0	$(8)	$84,720	$1,529
Financial Derivative Instruments – Assets
Over the counter	$0	$0	$0	$0	$0	$(1)	$3,686	$0	$3,685	$(1)

Totals	$42,648	$43,197	$(3,044)	$82	$317	$1,527	$3,686	$(8)	$88,405	$1,528

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$18,878	Proxy Pricing	Base Price	100.063 - 100.469
U.S. Government Agencies	12,164	Proxy Pricing	Base Price	99.688
	90	Proxy Pricing	Base Price	99.476
Non-Agency Mortgage-Backed Securities	8,194	Proxy Pricing	Base Price	101.344 - 101.406
	41,068	Third Party Vendor	Broker Quote	93.000 - 93.580
Asset-Backed Securities	4,326	Proxy Pricing	Base Price	100.938
Financial Derivative Instruments – Assets
Over the counter	3,685	Indicative Market Quotation	Broker Quote	95.928

Total	$88,405

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.1% ¤
CORPORATE BONDS & NOTES 2.8%
INDUSTRIALS 2.8%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$1,907
Stanford Health Care
3.795% due 11/15/2048	2,000	1,920

Total Corporate Bonds & Notes (Cost $4,041)		3,827

MUNICIPAL BONDS & NOTES 86.9%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	509

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,025

CALIFORNIA 7.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,395
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,455
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,270	1,397
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,204
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,063
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	259
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	173

		10,946

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,042

CONNECTICUT 2.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	3,013

DISTRICT OF COLUMBIA 7.2%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,097

FLORIDA 3.3%
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,531
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,107
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	2,000	2,016

		4,654

HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,664

ILLINOIS 17.3%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,190
5.250% due 01/01/2028	2,000	2,122

Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,068
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,513
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,304
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,007
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	999
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,141
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,800

		24,144

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,318

MARYLAND 3.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	2,000	2,105
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,048

		4,153

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	2,101

NEW JERSEY 3.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.260% (MUNIPSA + 1.550%) due 09/01/2027 ~	1,750	1,725
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,073
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,651

		4,449

NEW YORK 16.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,152
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	506
New York City Water & Sewer System, New York Revenue Bonds, Series 2018
4.000% due 06/15/2048	1,910	1,949
New York City, New York General Obligation Bonds, Series 2006
1.700% due 04/01/2036	3,000	3,000
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	1,907
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	2,400	2,769
5.000% due 08/01/2042	6,100	7,000
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,192
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	660
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2033	1,000	1,113

		23,248

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	322

PENNSYLVANIA 6.5%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2047	4,000	4,332
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,088
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,623

		9,043

TENNESSEE 3.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,314

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,324

		4,638

TEXAS 3.7%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,639
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,328
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,244

		5,211

WASHINGTON 1.8%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,522

Total Municipal Bonds & Notes (Cost $115,493)		121,099

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%
		537

Total Short-Term Instruments (Cost $537)		537

Total Investments in Securities (Cost $120,071)		125,463

	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III	1,555,893	15,378

Total Short-Term Instruments (Cost $15,377)		15,378

Total Investments in Affiliates (Cost $15,377)		15,378

Total Investments 101.1% (Cost $135,448)		$140,841
Other Assets and Liabilities, net (1.1)%		(1,490)

Net Assets 100.0%		$139,351

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$537	U.S. Treasury Notes 2.875% due 09/30/2023	$(551)	$537	$537

Total Repurchase Agreements						$(551)	$537	$537

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,827	$0	$3,827
Municipal Bonds & Notes
Alabama	0	509	0	509
Alaska	0	2,025	0	2,025
California	0	10,946	0	10,946
Colorado	0	3,042	0	3,042
Connecticut	0	3,013	0	3,013
District of Columbia	0	10,097	0	10,097
Florida	0	4,654	0	4,654
Hawaii	0	1,664	0	1,664
Illinois	0	24,144	0	24,144
Louisiana	0	5,318	0	5,318
Maryland	0	4,153	0	4,153
Nevada	0	2,101	0	2,101
New Jersey	0	4,449	0	4,449
New York	0	23,248	0	23,248
Ohio	0	322	0	322
Pennsylvania	0	9,043	0	9,043
Tennessee	0	4,638	0	4,638
Texas	0	5,211	0	5,211
Washington	0	2,522	0	2,522
Short-Term Instruments
Repurchase Agreements	0	537	0	537
	$0	$125,463	$0	$125,463

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,378	$0	$0	$15,378

Total Investments	$15,378	$125,463	$0	$140,841

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.4% ¤
CORPORATE BONDS & NOTES 0.0%

Total Corporate Bonds & Notes (Cost $0)		0

U.S. TREASURY OBLIGATIONS 144.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$2,601	$2,565
0.125% due 04/15/2020	65	63
0.125% due 04/15/2021	3,361	3,270
0.125% due 04/15/2022	2,340	2,264
0.125% due 07/15/2022	374	363
0.125% due 01/15/2023	3,878	3,747
0.125% due 07/15/2024	2,939	2,820
0.125% due 07/15/2026	1,751	1,646
0.250% due 01/15/2025	3,022	2,895
0.375% due 07/15/2023	402	393
0.375% due 01/15/2027	1,277	1,214
0.500% due 01/15/2028	1,907	1,821
0.625% due 07/15/2021	561	555
0.625% due 01/15/2024	943	929
0.625% due 02/15/2043	1,804	1,585
0.750% due 02/15/2045	3,082	2,763
1.375% due 02/15/2044	488	505
1.750% due 01/15/2028 (b)	5,877	6,246
2.500% due 01/15/2029	3,027	3,449
3.625% due 04/15/2028 (b)	11,601	14,250
3.875% due 04/15/2029 (b)	3,757	4,786

Total U.S. Treasury Obligations (Cost $60,012)		58,129

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.786% due 01/25/2035 •	274	271
Merrill Lynch Mortgage Investors Trust
2.926% due 07/25/2030 •	1,556	1,473

Total Non-Agency Mortgage-Backed Securities (Cost $1,724)		1,744

Total Investments in Securities (Cost $61,736)		59,873

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	16,220	160

Total Short-Term Instruments (Cost $160)		160

Total Investments in Affiliates (Cost $160)		160

Total Investments 148.8% (Cost $61,896)		$60,033
Financial Derivative Instruments (c)(d) 1.4% (Cost or Premiums, net $(1,003))		559
Other Assets and Liabilities, net (50.2)%		(20,247)

Net Assets 100.0%		$40,345

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
DEU	2.480%	10/29/2018	01/25/2019	$(2,563)	$(2,574)
GRE	2.440	10/18/2018	01/18/2019	(14,095)	(14,168)
	2.540	11/13/2018	02/13/2019	(3,485)	(3,497)

Total Reverse Repurchase Agreements					$(20,239)

(b)	Securities with an aggregate market value of $20,246 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(20,649) at a weighted average interest rate of 2.118%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	25	$3,050	$72	$10	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	5	$(573)	$(10)	$0	$(1)

Total Futures Contracts				$62	$10	$(1)

Cash of $79 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
IND	01/2019	JPY	59,600	$526	$0	$(18)

Total Forward Foreign Currency Contracts					$0	$(18)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	300
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	283
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(8)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(7)

Total Written Options						$(1,003)	$568

(1)	YOY options may have a series of expirations.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$58,129	$0	$58,129
Non-Agency Mortgage-Backed Securities	0	1,744	0	1,744
	$0	$59,873	$0	$59,873

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160	$0	$0	$160

Total Investments	$160	$59,873	$0	$60,033

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$10	$0	$0	$10

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	550	0	550

	$(1)	$550	$0	$549

Total Financial Derivative Instruments	$9	$550	$0	$559

Totals	$169	$60,423	$0	$60,592

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short Asset Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.4% ¤
CORPORATE BONDS & NOTES 64.6%
BANKING & FINANCE 37.5%
ABN AMRO Bank NV
1.800% due 09/20/2019	$4,400	$4,360
2.100% due 01/18/2019	37,085	37,112
2.450% due 06/04/2020	3,400	3,360
2.860% (US0003M + 0.410%) due 01/19/2021 ~	2,150	2,136
3.085% (US0003M + 0.640%) due 01/18/2019 ~	10,762	10,768
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	12,800	12,598
3.000% due 03/04/2019	10,500	10,495
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,235	1,198
3.750% due 05/15/2019	32,401	32,402
4.250% due 07/01/2020	3,300	3,309
4.500% due 05/15/2021	1,750	1,756
4.625% due 10/30/2020	10,650	10,729
AIG Global Funding
3.277% (US0003M + 0.480%) due 07/02/2020 ~	3,800	3,799
3.350% due 06/25/2021	17,200	17,139
Air Lease Corp.
2.500% due 03/01/2021	4,700	4,584
2.750% due 01/15/2023	2,500	2,368
3.375% due 01/15/2019	16,400	16,399
American Express Credit Corp.
1.875% due 05/03/2019	25,000	24,909
3.419% (US0003M + 0.730%) due 05/26/2020 ~	8,500	8,523
American Honda Finance Corp.
2.619% (US0003M + 0.150%) due 01/22/2019 ~	20,000	19,999
2.932% (US0003M + 0.350%) due 11/05/2021 ~	22,955	22,632
3.048% (US0003M + 0.260%) due 06/16/2020 ~	25,000	24,919
3.377% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,480
American International Group, Inc.
2.300% due 07/16/2019	5,900	5,876
6.400% due 12/15/2020	8,615	9,102
American Tower Corp.
2.250% due 01/15/2022	1,595	1,528
3.400% due 02/15/2019	8,650	8,655
3.450% due 09/15/2021	3,200	3,201
5.050% due 09/01/2020	6,400	6,556
5.900% due 11/01/2021	800	846
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	1,985
Athene Global Funding
2.750% due 04/20/2020	3,400	3,369
3.000% due 07/01/2022	1,918	1,875
3.609% (US0003M + 1.140%) due 04/20/2020 ~	11,810	11,880
4.038% (US0003M + 1.230%) due 07/01/2022 ~	45,550	45,765
Axis Bank Ltd.
3.250% due 05/21/2020	7,760	7,670
Banco Santander Chile
2.500% due 12/15/2020	11,900	11,644
Bank of America Corp.
2.600% due 01/15/2019	43,589	43,581
3.129% (US0003M + 0.660%) due 07/21/2021 ~	60,800	60,567
3.447% (US0003M + 0.650%) due 10/01/2021 ~	48,800	48,460
3.499% due 05/17/2022 •	5,000	5,002
Bank of Montreal
2.375% due 01/25/2019	15,000	14,994
Bank of Nova Scotia
1.950% due 01/15/2019	3,700	3,699
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	14,209	14,163
2.750% due 01/22/2019	4,750	4,748
2.932% (US0003M + 0.350%) due 08/05/2019 ~	5,000	4,998
Barclays Bank PLC
2.500% due 02/20/2019	1,000	999
3.139% (US0003M + 0.550%) due 08/07/2019 ~	23,000	22,996
5.125% due 01/08/2020	5,100	5,181
Barclays PLC
2.750% due 11/08/2019	46,645	46,341
4.728% (US0003M + 2.110%) due 08/10/2021 ~	25,099	25,316

Berkshire Hathaway Finance Corp.
2.734% (US0003M + 0.320%) due 01/10/2020 ~	1,100	1,100
BNG Bank NV
2.536% (US0003M + 0.100%) due 07/14/2020 •	58,700	58,793
BNP Paribas S.A.
2.450% due 03/17/2019	10,000	9,989
BNZ International Funding Ltd.
2.350% due 03/04/2019	32,040	32,004
2.400% due 02/21/2020	12,600	12,479
3.346% (US0003M + 0.700%) due 02/21/2020 ~	24,960	25,008
3.758% (US0003M + 0.980%) due 09/14/2021 ~	1,385	1,392
BOC Aviation Ltd.
2.375% due 09/15/2021	2,000	1,930
2.750% due 09/18/2022	13,600	13,097
3.000% due 03/30/2020	1,840	1,830
3.000% due 05/23/2022	1,500	1,461
Boston Properties LP
4.125% due 05/15/2021	4,000	4,056
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021	51,700	52,014
Caterpillar Financial Services Corp.
1.900% due 03/22/2019	8,600	8,583
2.796% (US0003M + 0.180%) due 05/15/2020 ~	15,000	14,949
2.924% (US0003M + 0.510%) due 01/10/2020 ~	17,775	17,806
3.329% (US0003M + 0.590%) due 06/06/2022 ~	8,000	7,986
Cboe Global Markets, Inc.
1.950% due 06/28/2019	9,280	9,232
Citibank N.A.
3.061% (US0003M + 0.260%) due 09/18/2019 ~	20,000	19,974
Citigroup, Inc.
2.350% due 08/02/2021	4,000	3,888
3.437% (US0003M + 0.950%) due 07/24/2023 ~	10,000	9,770
3.749% (US0003M + 1.190%) due 08/02/2021 ~	36,600	36,714
3.761% (US0003M + 1.023%) due 06/01/2024 ~	47,900	46,953
4.047% (US0003M + 1.250%) due 07/01/2026 ~	10,000	9,775
CK Hutchison International Ltd.
2.250% due 09/29/2020	23,000	22,626
CNH Industrial Capital LLC
3.375% due 07/15/2019	6,016	5,972
4.375% due 11/06/2020	6,600	6,653
Compass Bank
2.750% due 09/29/2019	3,450	3,433
Cooperatieve Rabobank UA
2.894% (US0003M + 0.480%) due 01/10/2023 ~	16,500	16,248
3.244% (US0003M + 0.830%) due 01/10/2022 ~	11,100	11,053
Credit Agricole S.A.
2.500% due 04/15/2019	3,400	3,395
Credit Suisse Group AG
4.016% (US0003M + 1.240%) due 06/12/2024 ~	20,000	19,713
Credit Suisse Group Funding Guernsey Ltd.
4.735% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,344
Danske Bank A/S
3.248% (US0003M + 0.510%) due 03/02/2020 ~	23,500	23,456
3.319% (US0003M + 0.580%) due 09/06/2019 ~	6,145	6,141
3.836% (US0003M + 1.060%) due 09/12/2023 ~	4,300	4,139
DBS Group Holdings Ltd.
3.110% (US0003M + 0.620%) due 07/25/2022 ~	7,800	7,810
3.257% (US0003M + 0.490%) due 06/08/2020 ~	79,600	79,582
Dexia Credit Local S.A.
1.875% due 03/28/2019	17,250	17,223
1.875% due 01/29/2020	53,450	52,974
2.250% due 01/30/2019	6,165	6,162
2.250% due 02/18/2020	112,450	111,806
2.500% due 01/25/2021	32,200	32,032
3.056% (US0003M + 0.320%) due 09/04/2020 ~	8,410	8,440
3.116% (US0003M + 0.500%) due 02/15/2019 ~	2,500	2,501
DNB Bank ASA
2.125% due 10/02/2020	30,000	29,416
3.167% (US0003M + 0.370%) due 10/02/2020 ~	2,150	2,137
3.808% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,532
Erste Abwicklungsanstalt
1.625% due 02/21/2019	5,400	5,393
2.500% due 03/13/2020	22,400	22,327
2.977% (US0003M + 0.210%) due 03/09/2020 ~	47,400	47,504
European Investment Bank
2.609% (US0003M + 0.100%) due 01/27/2020 •	5,000	5,007
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	5,275	5,270
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	6,800	6,695
First Republic Bank
2.375% due 06/17/2019	9,500	9,460
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	2,667	2,641
2.021% due 05/03/2019	23,354	23,262
2.343% due 11/02/2020	2,100	2,021

2.375% due 03/12/2019	11,000	10,982
2.425% due 06/12/2020	3,900	3,799
2.459% due 03/27/2020	4,780	4,681
2.597% due 11/04/2019	10,150	10,040
2.681% due 01/09/2020	4,380	4,309
2.943% due 01/08/2019	12,125	12,125
2.989% (US0003M + 0.430%) due 11/02/2020 ~	2,200	2,139
3.157% due 08/04/2020	12,100	11,862
3.336% due 03/18/2021	500	485
3.408% (US0003M + 1.000%) due 01/09/2020 ~	3,690	3,653
3.448% (US0003M + 0.830%) due 08/12/2019 •	26,800	26,700
3.606% (US0003M + 0.830%) due 03/12/2019 ~	25,925	25,907
3.754% (US0003M + 0.930%) due 09/24/2020 ~	45,500	44,696
8.125% due 01/15/2020	3,785	3,930
General Motors Financial Co., Inc.
2.350% due 10/04/2019	10,500	10,410
2.650% due 04/13/2020	9,194	9,043
3.100% due 01/15/2019	9,495	9,495
3.150% due 01/15/2020	900	895
3.200% due 07/13/2020	13,791	13,625
3.500% due 07/10/2019	22,886	22,885
3.692% (US0003M + 1.100%) due 11/06/2021 ~	42,200	41,091
3.996% (US0003M + 1.560%) due 01/15/2020 ~	13,000	13,063
4.113% (US0003M + 1.310%) due 06/30/2022 ~	1,000	967
Goldman Sachs Bank USA
3.200% due 06/05/2020	18,500	18,470
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •	21,100	20,116
3.487% (US0003M + 1.000%) due 07/24/2023 ~	17,000	16,529
3.552% (US0003M + 0.730%) due 12/27/2020 ~	8,100	8,069
4.306% (US0003M + 1.600%) due 11/29/2023 ~	600	595
5.375% due 03/15/2020	1,000	1,023
Goodman HK Finance
4.375% due 06/19/2024	4,150	4,170
Harley-Davidson Financial Services, Inc.
3.146% (US0003M + 0.500%) due 05/21/2020 ~	8,400	8,390
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,500	10,358
HSBC Holdings PLC
3.426% (US0003M + 0.650%) due 09/11/2021 ~	25,500	25,173
4.349% (US0003M + 1.660%) due 05/25/2021 ~	84,243	85,135
HSH Portfoliomanagement AoeR
3.131% (US0003M + 0.330%) due 09/18/2020 ~	7,000	7,027
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	10,204	10,394
7.625% due 04/09/2019	19,040	19,276
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	8,960	8,869
ICICI Bank Ltd.
3.125% due 08/12/2020	13,587	13,424
3.500% due 03/18/2020	15,675	15,619
4.800% due 05/22/2019	47,605	47,802
5.750% due 11/16/2020	13,900	14,322
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	5,986	5,990
ING Bank NV
2.300% due 03/22/2019	7,000	6,990
2.450% due 03/16/2020	1,100	1,090
3.226% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,014
3.487% (US0003M + 0.690%) due 10/01/2019 ~	240	240
3.610% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,025
ING Groep NV
3.953% (US0003M + 1.150%) due 03/29/2022 ~	2,300	2,300
International Lease Finance Corp.
5.875% due 04/01/2019	22,979	23,074
5.875% due 08/15/2022	1,500	1,572
6.250% due 05/15/2019	83,379	84,124
8.250% due 12/15/2020	4,500	4,843
8.625% due 01/15/2022	1,000	1,113
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,722	9,720
Jackson National Life Global Funding
3.251% (US0003M + 0.480%) due 06/11/2021 ~	4,400	4,374
3.552% (US0003M + 0.730%) due 06/27/2022 ~	43,800	43,959
John Deere Capital Corp.
2.588% (US0003M + 0.180%) due 01/07/2020 ~	15,000	14,999
3.247% (US0003M + 0.480%) due 09/08/2022 ~	37,346	37,066
JPMorgan Chase & Co.
3.411% (US0003M + 0.610%) due 06/18/2022 ~	69,300	68,572
3.714% (US0003M + 1.205%) due 10/29/2020 ~	19,835	20,026
3.866% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,561
4.218% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,311
JPMorgan Chase Bank N.A.
2.831% (US0003M + 0.290%) due 02/01/2021 ~	20,000	19,863
Kasikornbank PCL
3.500% due 10/25/2019	15,000	15,023

Lloyds Bank PLC
3.079% (US0003M + 0.490%) due 05/07/2021 ~	5,000	4,951
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	19,700	18,671
Macquarie Bank Ltd.
2.600% due 06/24/2019	15,908	15,862
2.758% (US0003M + 0.350%) due 04/04/2019 ~	66,000	65,991
3.629% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,066
Macquarie Group Ltd.
3.727% (US0003M + 1.020%) due 11/28/2023 ~	25,000	24,522
4.172% (US0003M + 1.350%) due 03/27/2024 ~	28,611	28,029
7.625% due 08/13/2019	5,420	5,561
Metropolitan Life Global Funding
2.300% due 04/10/2019	10,187	10,170
3.024% (US0003M + 0.220%) due 09/19/2019 ~	88,500	88,418
3.030% (SOFRRATE + 0.570%) due 09/07/2020 ~	25,000	24,837
3.176% (US0003M + 0.400%) due 06/12/2020 ~	12,000	11,992
Mitsubishi UFJ Financial Group, Inc.
3.158% (US0003M + 0.650%) due 07/26/2021 ~	24,500	24,417
3.280% (US0003M + 0.790%) due 07/25/2022 ~	18,524	18,320
3.368% (US0003M + 0.860%) due 07/26/2023 ~	18,500	18,302
3.478% (US0003M + 0.740%) due 03/02/2023 ~	54,000	53,136
3.839% (US0003M + 1.060%) due 09/13/2021 ~	5,870	5,882
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,648	9,263
2.500% due 03/09/2020	9,500	9,401
2.652% due 09/19/2022	28,300	27,137
2.750% due 10/21/2020	6,500	6,385
3.252% (US0003M + 0.775%) due 07/23/2019 ~	8,800	8,813
3.570% (US0003M + 0.925%) due 02/20/2019 ~	800	801
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	3,000	2,983
Mizuho Bank Ltd.
2.400% due 03/26/2020	4,700	4,655
2.450% due 04/16/2019	28,300	28,255
2.650% due 09/25/2019	14,255	14,206
Mizuho Financial Group, Inc.
3.647% (US0003M + 0.940%) due 02/28/2022 ~	64,284	64,281
3.651% (US0003M + 0.880%) due 09/11/2022 ~	32,898	32,690
3.905% (US0003M + 1.480%) due 04/12/2021 ~	32,000	32,387
3.919% (US0003M + 1.140%) due 09/13/2021 ~	1,300	1,305
Morgan Stanley
2.375% due 07/23/2019	25,000	24,895
3.168% (US0003M + 0.550%) due 02/10/2021 ~	59,600	58,952
3.217% (US0003M + 0.740%) due 07/23/2019 ~	3,000	3,000
3.399% (US0003M + 0.930%) due 07/22/2022 ~	5,000	4,932
3.414% (US0003M + 0.800%) due 02/14/2020 ~	8,025	8,025
7.300% due 05/13/2019	45,525	46,220
MUFG Bank Ltd.
2.300% due 03/05/2020	3,700	3,666
2.350% due 09/08/2019	34,350	34,154
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	27,100	27,094
National Bank of Canada
2.889% (US0003M + 0.330%) due 11/02/2020 ~	1,000	996
3.049% (US0003M + 0.600%) due 01/17/2020 ~	44,245	44,315
National Rural Utilities Cooperative Finance Corp.
3.178% (US0003M + 0.375%) due 06/30/2021 ~	16,000	15,883
Nederlandse Waterschapsbank NV
2.719% (US0003M + 0.030%) due 02/24/2020 ~	32,000	32,010
2.808% (US0003M + 0.020%) due 03/15/2019 ~	9,800	9,801
New York Life Global Funding
2.912% (US0003M + 0.320%) due 08/06/2021 ~	4,900	4,895
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	2,428	2,392
2.000% due 03/08/2019	9,700	9,674
2.250% due 01/13/2020	1,000	986
3.016% (US0003M + 0.580%) due 01/13/2020 ~	1,810	1,807
3.086% (US0003M + 0.650%) due 07/13/2022 ~	10,700	10,408
3.203% (US0003M + 0.390%) due 09/28/2020 ~	30,955	30,618
3.299% (US0003M + 0.520%) due 09/13/2019 •	39,800	39,707
3.308% (US0003M + 0.520%) due 03/15/2021 ~	5,000	4,925
3.326% (US0003M + 0.890%) due 01/13/2022 ~	1,500	1,475
3.503% due 09/28/2022 •	42,900	41,585
3.777% (US0003M + 1.010%) due 03/08/2019 •	700	701
Nomura Holdings, Inc.
2.750% due 03/19/2019	54,991	54,947
Nordea Bank Abp
2.818% (US0003M + 0.410%) due 04/07/2020 ~	12,000	12,025
3.176% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,191
3.423% (US0003M + 0.620%) due 09/30/2019 ~	6,615	6,629
3.681% (US0003M + 0.990%) due 05/27/2021 ~	13,000	13,117
4.875% due 01/27/2020	300	305
NRW Bank
2.661% (US0003M + 0.120%) due 02/01/2022 ~	50,800	51,086
2.788% (US0003M + 0.170%) due 02/11/2019 ~	14,100	14,104

NTT Finance Corp.
1.900% due 07/21/2021	800	772
3.333% (US0003M + 0.530%) due 06/29/2020 ~	28,852	28,921
Oesterreichische Kontrollbank AG
2.742% (US0003M + 0.160%) due 11/04/2019 ~	3,800	3,805
ORIX Corp.
2.650% due 04/13/2021	26,020	25,391
2.900% due 07/18/2022	20,248	19,794
2.950% due 07/23/2020	4,400	4,362
3.200% due 01/19/2022	4,000	3,945
PNC Bank N.A.
1.950% due 03/04/2019	3,400	3,394
Private Export Funding Corp.
2.650% due 02/16/2021	5,900	5,907
Protective Life Global Funding
1.555% due 09/13/2019	10,200	10,082
2.615% due 08/22/2022	13,900	13,518
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,000	3,062
QBE Insurance Group Ltd.
3.000% due 10/21/2022	2,870	2,776
QNB Finance Ltd.
2.125% due 09/07/2021	1,500	1,431
3.939% (US0003M + 1.350%) due 02/07/2020 ~	1,000	1,006
Reliance Standard Life Global Funding
2.500% due 01/15/2020	10,896	10,793
Royal Bank of Canada
2.200% due 09/23/2019	3,502	3,483
2.989% (US0003M + 0.480%) due 07/29/2019 ~	5,000	5,004
Royal Bank of Scotland Group PLC
4.086% (US0003M + 1.470%) due 05/15/2023 ~	72,473	70,344
6.400% due 10/21/2019	34,000	34,717
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	13,823
4.450% due 12/03/2021	13,200	13,438
Santander UK Group Holdings PLC
2.875% due 08/05/2021	11,200	10,818
3.373% due 01/05/2024 •	4,000	3,799
Santander UK PLC
2.125% due 11/03/2020	1,500	1,465
2.350% due 09/10/2019	14,000	13,895
2.375% due 03/16/2020	9,240	9,141
2.500% due 03/14/2019	16,450	16,432
2.882% (US0003M + 0.300%) due 11/03/2020 ~	31,400	31,184
3.276% (US0003M + 0.660%) due 11/15/2021 ~	1,500	1,487
3.358% (US0003M + 0.620%) due 06/01/2021 ~	27,100	26,810
Scentre Group Trust
2.375% due 11/05/2019	5,300	5,250
Skandinaviska Enskilda Banken AB
3.070% (US0003M + 0.430%) due 05/17/2021 ~	11,000	10,931
3.349% (US0003M + 0.570%) due 09/13/2019 ~	20,675	20,703
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,500	1,460
3.000% due 07/15/2022	900	874
Standard Chartered PLC
2.100% due 08/19/2019	14,832	14,707
2.400% due 09/08/2019	24,140	24,008
3.770% (US0003M + 1.130%) due 08/19/2019 ~	18,300	18,377
State Bank of India
3.358% (US0003M + 0.950%) due 04/06/2020 ~	45,000	45,057
3.622% due 04/17/2019	3,885	3,890
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,800	3,733
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	13,250	13,105
2.755% (US0003M + 0.310%) due 10/18/2019 ~	24,000	23,983
2.799% (US0003M + 0.350%) due 01/17/2020 ~	22,700	22,684
2.806% (US0003M + 0.370%) due 10/16/2020 ~	29,000	28,815
Sumitomo Mitsui Financial Group, Inc.
3.185% (US0003M + 0.740%) due 10/18/2022 ~	20,000	19,830
3.205% (US0003M + 0.780%) due 07/12/2022 ~	23,400	23,276
3.390% (US0003M + 0.970%) due 01/11/2022 ~	4,354	4,356
3.546% (US0003M + 1.110%) due 07/14/2021 ~	4,000	4,031
3.590% (US0003M + 1.140%) due 10/19/2021 ~	7,750	7,813
4.447% (US0003M + 1.680%) due 03/09/2021 ~	18,906	19,276
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019	18,590	18,427
2.050% due 10/18/2019	4,470	4,432
3.244% (US0003M + 0.440%) due 09/19/2019 ~	9,900	9,905
3.249% (US0003M + 0.510%) due 03/06/2019 ~	16,360	16,365
3.355% (US0003M + 0.910%) due 10/18/2019 ~	15,411	15,476
Svenska Handelsbanken AB
2.250% due 06/17/2019	600	598
2.500% due 01/25/2019	19,755	19,749
3.159% (US0003M + 0.470%) due 05/24/2021 ~	2,100	2,082
3.278% (US0003M + 0.490%) due 06/17/2019 ~	22,850	22,873

Swedbank AB
3.478% (US0003M + 0.700%) due 03/14/2022 ~		12,000	12,018
Synchrony Bank
3.428% (US0003M + 0.625%) due 03/30/2020 ~		38,195	37,700
Synchrony Financial
2.600% due 01/15/2019		46,093	46,078
Toronto-Dominion Bank
1.950% due 01/22/2019		21,200	21,188
Toyota Motor Credit Corp.
2.514% (US0003M + 0.100%) due 01/10/2020 ~		7,000	6,987
2.860% due 01/28/2021	AUD	6,000	4,239
3.247% (US0003M + 0.480%) due 09/08/2022 ~		$6,600	6,543
U.S. Bancorp
3.127% (US0003M + 0.640%) due 01/24/2022 ~		7,000	7,010
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~		45,000	44,994
3.254% (US0003M + 0.640%) due 08/14/2019 ~		4,606	4,617
3.347% (US0003M + 0.580%) due 06/08/2020 •		2,700	2,700
3.588% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,470
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		3,900	3,871
3.566% (US0003M + 0.950%) due 08/15/2023 ~		12,000	11,754
4.216% (US0003M + 1.780%) due 04/14/2021 •		26,700	27,137
USAA Capital Corp.
2.771% (US0003M + 0.230%) due 02/01/2019 ~		2,200	2,200
VEREIT Operating Partnership LP
3.000% due 02/06/2019		15,498	15,489
WEA Finance LLC
2.700% due 09/17/2019		2,275	2,265
3.250% due 10/05/2020		3,500	3,496
Wells Fargo & Co.
3.533% (US0003M + 1.025%) due 07/26/2021 ~		8,000	8,040
4.076% (US0003M + 1.340%) due 03/04/2021 ~		4,511	4,560
Wells Fargo Bank N.A.
2.940% (SOFRRATE + 0.480%) due 03/25/2020 ~		14,200	14,135
2.977% (US0003M + 0.500%) due 07/23/2021 ~		28,100	27,950
2.987% (US0003M + 0.510%) due 10/22/2021 ~		47,613	47,068

			5,258,097

INDUSTRIALS 21.0%
AbbVie, Inc.
2.300% due 05/14/2021		2,700	2,638
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		19,501	19,397
Alimentation Couche-Tard, Inc.
3.279% (US0003M + 0.500%) due 12/13/2019 ~		10,340	10,314
Allergan Funding SCS
3.000% due 03/12/2020		10,200	10,166
4.031% (US0003M + 1.255%) due 03/12/2020 ~		14,118	14,163
Allergan Sales LLC
5.000% due 12/15/2021		800	824
Allergan, Inc.
3.375% due 09/15/2020		1,600	1,599
Altria Group, Inc.
9.250% due 08/06/2019		3,000	3,101
Amgen, Inc.
2.200% due 05/22/2019		35,078	34,946
2.935% (US0003M + 0.320%) due 05/10/2019 ~		1,100	1,100
Anadarko Petroleum Corp.
6.950% due 06/15/2019		2,800	2,839
Andeavor Logistics LP
5.500% due 10/15/2019		1,606	1,620
Anthem, Inc.
2.250% due 08/15/2019		5,000	4,974
Aptiv PLC
3.150% due 11/19/2020		2,500	2,476
AutoNation, Inc.
5.500% due 02/01/2020		900	920
Bacardi Ltd.
4.500% due 01/15/2021		700	706
Baidu, Inc.
2.750% due 06/09/2019		16,461	16,434
3.000% due 06/30/2020		4,000	3,981
BAT Capital Corp.
2.297% due 08/14/2020		42,408	41,433
3.204% due 08/14/2020 •		90,457	89,587
3.496% (US0003M + 0.880%) due 08/15/2022 ~		38,970	38,597
BAT International Finance PLC
1.625% due 09/09/2019		3,954	3,902
2.750% due 06/15/2020		14,786	14,533
Baxalta, Inc.
2.875% due 06/23/2020		1,221	1,211
Bayer U.S. Finance LLC
2.125% due 07/15/2019		5,543	5,500

2.375% due 10/08/2019	48,779	48,398
3.452% (US0003M + 0.630%) due 06/25/2021 ~	18,000	17,767
3.798% (03M + 1.010%) due 12/15/2023 ~	37,000	35,439
BMW U.S. Capital LLC
2.835% (US0003M + 0.410%) due 04/12/2021 ~	9,900	9,807
2.984% (US0003M + 0.370%) due 08/14/2020 ~	4,500	4,467
3.048% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,417
Broadcom Corp.
2.375% due 01/15/2020	14,200	14,026
3.000% due 01/15/2022	8,700	8,373
Campbell Soup Co.
3.288% (US0003M + 0.500%) due 03/16/2020 ~	1,400	1,388
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,500	1,547
Cardinal Health, Inc.
3.558% (US0003M + 0.770%) due 06/15/2022 ~	12,095	11,968
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	34,650	34,341
2.091% due 09/14/2021	34,967	33,847
2.170% due 08/05/2019	15,920	15,846
2.241% due 02/16/2021	17,800	17,406
2.293% due 04/23/2021	21,468	20,976
2.362% due 05/28/2021	19,800	19,346
2.381% due 09/17/2020	3,900	3,836
2.567% due 11/02/2021	10,800	10,560
2.849% due 03/03/2022	26,500	26,093
3.119% (US0003M + 0.560%) due 11/02/2021 ~	6,500	6,455
3.122% (US0003M + 0.540%) due 08/04/2020 ~	18,000	17,964
3.547% (US0003M + 1.070%) due 04/23/2021 ~	14,740	14,852
3.548% (US0003M + 0.810%) due 03/03/2022 •	10,500	10,498
3.599% (US0003M + 0.970%) due 02/16/2021 ~	3,000	3,014
3.628% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,027
Charter Communications Operating LLC
3.579% due 07/23/2020	8,800	8,794
4.191% (US0003M + 1.650%) due 02/01/2024 ~	68,738	67,629
4.464% due 07/23/2022	21,393	21,615
Chevron Corp.
3.579% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,108
Cigna Corp.
3.326% (US0003M + 0.890%) due 07/15/2023 ~	44,000	43,356
3.438% (US0003M + 0.650%) due 09/17/2021 ~	20,500	20,218
CNPC General Capital Ltd.
2.700% due 11/25/2019	11,090	11,043
2.750% due 05/14/2019	4,219	4,217
Conagra Brands, Inc.
2.908% (US0003M + 0.500%) due 10/09/2020 ~	4,600	4,550
Constellation Brands, Inc.
2.250% due 11/06/2020	3,600	3,533
CVS Health Corp.
3.350% due 03/09/2021	2,500	2,494
D.R. Horton, Inc.
2.550% due 12/01/2020	5,300	5,175
3.750% due 03/01/2019	4,170	4,170
4.000% due 02/15/2020	2,500	2,505
4.375% due 09/15/2022	6,200	6,277
Daimler Finance North America LLC
1.500% due 07/05/2019	5,000	4,951
2.200% due 05/05/2020	9,545	9,390
2.250% due 07/31/2019	1,000	993
2.250% due 09/03/2019	9,949	9,886
2.250% due 03/02/2020	2,977	2,937
2.700% due 08/03/2020	2,000	1,975
3.048% (US0003M + 0.430%) due 02/12/2021 ~	19,300	19,103
3.112% (US0003M + 0.530%) due 05/05/2020 ~	5,000	4,984
3.127% (US0003M + 0.450%) due 02/22/2021 ~	1,035	1,023
3.132% (US0003M + 0.550%) due 05/04/2021 ~	46,499	46,100
3.148% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,252
3.252% (US0003M + 0.670%) due 11/05/2021 ~	7,500	7,455
3.422% (US0003M + 0.840%) due 05/04/2023 ~	62,400	61,792
Danone S.A.
1.691% due 10/30/2019	6,200	6,116
Dell International LLC
3.480% due 06/01/2019	169,474	168,990
4.420% due 06/15/2021	23,900	23,874
Delta Air Lines, Inc.
2.600% due 12/04/2020	9,900	9,739
2.875% due 03/13/2020	37,200	36,964
3.625% due 03/15/2022	5,150	5,043
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	21,377	21,095
1.950% due 09/19/2021	950	912
2.225% due 01/17/2020	550	543
3.254% (US0003M + 0.450%) due 09/19/2019 ~	21,000	20,961
6.000% due 07/08/2019	11,000	11,151
Diageo Capital PLC
2.880% (US0003M + 0.240%) due 05/18/2020 ~	5,000	4,981

Discovery Communications LLC
2.750% due 11/15/2019	9,505	9,410
3.502% (US0003M + 0.710%) due 09/20/2019 ~	1,000	999
5.625% due 08/15/2019	1,606	1,627
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	12,800	12,708
2.800% due 11/15/2020	900	887
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	4,000	3,974
2.500% due 07/26/2020	5,000	4,944
DXC Technology Co.
3.688% (US0003M + 0.950%) due 03/01/2021 ~	7,462	7,456
eBay, Inc.
3.021% (US0003M + 0.480%) due 08/01/2019 ~	10,000	9,993
Enbridge, Inc.
3.488% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,610
Energy Transfer Operating LP
9.000% due 04/15/2019	4,606	4,684
9.700% due 03/15/2019	2,000	2,024
Energy Transfer Partners LP
5.750% due 09/01/2020	1,300	1,335
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,700	2,686
5.200% due 09/01/2020	1,400	1,444
5.250% due 01/31/2020	2,000	2,038
6.500% due 01/31/2019	14,552	14,584
EQT Corp.
2.500% due 10/01/2020	13,720	13,422
3.567% (US0003M + 0.770%) due 10/01/2020 ~	24,200	23,581
4.875% due 11/15/2021	1,258	1,283
ERAC USA Finance LLC
2.350% due 10/15/2019	2,675	2,657
5.250% due 10/01/2020	700	723
Flex Ltd.
4.625% due 02/15/2020	1,400	1,407
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,667	4,674
5.625% due 07/31/2019	4,600	4,652
GATX Corp.
2.500% due 07/30/2019	1,500	1,491
3.302% (US0003M + 0.720%) due 11/05/2021 ~	2,000	1,980
General Electric Co.
2.962% (US0003M + 0.380%) due 05/05/2026 ~	8,190	6,600
5.500% due 01/08/2020	4,200	4,251
5.550% due 05/04/2020	3,300	3,358
6.000% due 08/07/2019	2,265	2,290
General Mills, Inc.
3.459% (US0003M + 1.010%) due 10/17/2023 ~	8,900	8,699
General Motors Co.
3.389% (US0003M + 0.800%) due 08/07/2020 ~	11,973	11,855
Georgia-Pacific LLC
2.539% due 11/15/2019	2,000	1,985
Harris Corp.
3.000% (US0003M + 0.480%) due 04/30/2020 ~	10,000	9,973
3.166% due 02/27/2019 ~	13,530	13,528
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	31,534	31,184
HP, Inc.
3.376% (US0003M + 0.940%) due 01/14/2019 ~	6,750	6,751
HPHT Finance Ltd.
2.875% due 03/17/2020 (d)	1,258	1,250
2.875% due 03/17/2020	4,047	4,021
Humana, Inc.
2.625% due 10/01/2019	1,000	995
Hyundai Capital America
1.750% due 09/27/2019	4,000	3,950
2.500% due 03/18/2019	12,269	12,250
2.550% due 02/06/2019	5,314	5,311
3.348% due 07/08/2021 •	1,000	997
3.608% (US0003M + 0.800%) due 04/03/2020 ~	2,000	1,993
Imperial Brands Finance PLC
2.950% due 07/21/2020	20,300	20,004
3.750% due 07/21/2022	2,500	2,482
Incitec Pivot Finance LLC
6.000% due 12/10/2019	2,400	2,454
Kinder Morgan, Inc.
3.716% (US0003M + 1.280%) due 01/15/2023 ~	6,861	6,712
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,500	2,449
Kraft Heinz Foods Co.
2.800% due 07/02/2020	3,484	3,460
3.021% (US0003M + 0.420%) due 08/09/2019 ~	19,515	19,467
3.188% (US0003M + 0.570%) due 02/10/2021 ~	9,800	9,722
3.438% (US0003M + 0.820%) due 08/10/2022 ~	45,266	44,739
Martin Marietta Materials, Inc.
3.327% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,770

Masco Corp.
3.500% due 04/01/2021	12,800	12,747
7.125% due 03/15/2020	3,800	3,971
McDonald’s Corp.
2.939% (US0003M + 0.430%) due 10/28/2021 ~	35,100	34,871
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019	13,500	13,488
Molson Coors Brewing Co.
1.450% due 07/15/2019	46,940	46,466
1.900% due 03/15/2019	17,635	17,586
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	15,960	15,741
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,778
3.250% due 06/07/2021	4,400	4,386
Mylan NV
2.500% due 06/07/2019	11,801	11,747
3.150% due 06/15/2021	10,400	10,177
3.750% due 12/15/2020	4,673	4,673
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,295	3,285
NetApp, Inc.
2.000% due 09/27/2019	21,230	21,001
3.375% due 06/15/2021	1,400	1,396
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	3,400	3,407
Oil India Ltd.
3.875% due 04/17/2019	4,700	4,709
ONGC Videsh Ltd.
3.250% due 07/15/2019	27,500	27,493
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	37,491	38,284
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	3,175	3,160
3.200% due 07/15/2020	3,500	3,484
Petroleos Mexicanos
8.000% due 05/03/2019	13,000	13,175
Petronas Capital Ltd.
5.250% due 08/12/2019	92,874	94,083
Phillips 66
3.186% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,000
3.289% (US0003M + 0.600%) due 02/26/2021 ~	2,100	2,077
Pioneer Natural Resources Co.
7.500% due 01/15/2020	1,800	1,871
QUALCOMM, Inc.
3.250% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,461
QVC, Inc.
3.125% due 04/01/2019	7,180	7,164
Reckitt Benckiser Treasury Services PLC
3.384% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,668
Reynolds American, Inc.
3.250% due 06/12/2020	5,158	5,128
6.875% due 05/01/2020	7,600	7,911
8.125% due 06/23/2019	29,969	30,577
Rockwell Collins, Inc.
5.250% due 07/15/2019	30,000	30,326
Ryder System, Inc.
2.500% due 05/11/2020	1,200	1,186
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,123
SES Global Americas Holdings GP
2.500% due 03/25/2019	12,950	12,919
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	131,320	129,503
Sky Ltd.
2.625% due 09/16/2019	2,300	2,283
Southern Co.
3.503% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,110
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	4,469	4,424
Suntory Holdings Ltd.
2.550% due 09/29/2019	3,500	3,477
Syngenta Finance NV
3.698% due 04/24/2020	2,600	2,582
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021	14,000	14,200
Telefonica Emisiones S.A.
5.134% due 04/27/2020	8,400	8,576
5.877% due 07/15/2019	14,450	14,625
Tencent Holdings Ltd.
3.375% due 05/02/2019	103,179	103,297
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	13,348	13,174
Time Warner Cable LLC
5.000% due 02/01/2020	6,000	6,086

TTX Co.
2.600% due 06/15/2020	1,600	1,582
Tyson Foods, Inc.
2.650% due 08/15/2019	15,800	15,721
3.096% (US0003M + 0.450%) due 08/21/2020 ~	25,970	25,640
3.157% (US0003M + 0.450%) due 05/30/2019 ~	20,520	20,496
VMware, Inc.
2.300% due 08/21/2020	51,390	50,354
2.950% due 08/21/2022	3,600	3,434
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	5,300	5,274
2.450% due 11/20/2019	2,300	2,279
3.388% (US0003M + 0.770%) due 11/13/2020 ~	75,000	74,519
3.558% (US0003M + 0.940%) due 11/12/2021 ~	10,000	9,906
Vulcan Materials Co.
3.388% (US0003M + 0.600%) due 06/15/2020 ~	500	497
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,389
Xerox Corp.
2.750% due 03/15/2019	1,500	1,493
ZF North America Capital, Inc.
4.500% due 04/29/2022	1,150	1,124
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,200	1,189
4.625% due 11/30/2019	1,386	1,402
Zoetis, Inc.
3.450% due 11/13/2020	2,400	2,408

		2,936,849

UTILITIES 6.1%
AT&T, Inc.
3.386% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,270
3.488% (US0003M + 0.750%) due 06/01/2021 ~	42,000	41,746
3.504% (US0003M + 0.890%) due 02/15/2023 ~	22,200	21,816
3.956% (US0003M + 1.180%) due 06/12/2024 ~	13,000	12,619
BellSouth LLC
4.333% due 04/26/2021	50,944	51,104
BP Capital Markets America, Inc.
3.454% (US0003M + 0.650%) due 09/19/2022 ~	31,550	31,570
British Telecommunications PLC
2.350% due 02/14/2019	43,264	43,207
British Transco International Finance BV
0.000% due 11/04/2021 (b)	4,300	3,842
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	20,900	20,782
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	23,675	23,500
CLP Power HK Finance Ltd.
4.750% due 03/19/2020	22,700	23,092
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	9,122	9,041
Consolidated Edison Co. of New York, Inc.
3.222% (US0003M + 0.400%) due 06/25/2021 ~	11,000	10,895
Dominion Energy, Inc.
3.288% (US0003M + 0.550%) due 06/01/2019 ~	4,720	4,717
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	635
6.400% due 09/15/2020	1,600	1,669
Electricite de France S.A.
2.150% due 01/22/2019	3,112	3,110
Enel Finance International NV
2.875% due 05/25/2022	7,200	6,789
Eversource Energy
2.750% due 03/15/2022	7,000	6,884
Exelon Corp.
2.850% due 06/15/2020	1,900	1,886
5.150% due 12/01/2020	2,500	2,556
Exelon Generation Co. LLC
2.950% due 01/15/2020	1,080	1,075
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,560
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	800	808
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	1,924	1,926
9.375% due 01/28/2020	2,500	2,656
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	16,105	16,100
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	6,200	6,187
National Grid North America, Inc.
2.375% due 09/30/2020	12,420	12,165
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,592

3.107% (US0003M + 0.400%) due 08/21/2020 ~	40,000	39,960
3.342% due 09/01/2020	23,000	23,055
Orange S.A.
1.625% due 11/03/2019	7,700	7,605
2.750% due 02/06/2019	9,036	9,031
5.375% due 07/08/2019	42,606	43,075
PacifiCorp
5.500% due 01/15/2019	1,352	1,353
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	2,012	2,001
Plains All American Pipeline LP
2.600% due 12/15/2019	19,832	19,544
Progress Energy, Inc.
4.875% due 12/01/2019	3,500	3,545
7.050% due 03/15/2019	8,765	8,832
Sempra Energy
2.686% (US0003M + 0.250%) due 07/15/2019 ~	10,000	9,971
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	7,000	6,931
2.125% due 05/03/2019	14,100	14,061
2.250% due 09/13/2020	3,000	2,946
2.375% due 04/12/2020	3,000	2,967
2.500% due 04/28/2020	56,954	56,268
2.750% due 04/10/2019	18,347	18,334
3.334% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,754
Southern Power Co.
1.950% due 12/15/2019	500	493
3.342% (US0003M + 0.550%) due 12/20/2020 ~	43,300	42,778
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	2,200	2,172
2.750% due 05/07/2019	24,607	24,584
Verizon Communications, Inc.
3.716% (US0003M + 1.100%) due 05/15/2025 ~	13,200	12,810
3.788% (US0003M + 1.000%) due 03/16/2022 ~	92,710	92,853
Vodafone Group PLC
3.426% (US0003M + 0.990%) due 01/16/2024 ~	21,100	20,597

		850,319

Total Corporate Bonds & Notes (Cost $9,113,052)		9,045,265

MUNICIPAL BONDS & NOTES 0.1%
MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017
2.779% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,728

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.620% (US0003M + 0.130%) due 10/25/2036 ~	1,695	1,677

Total Municipal Bonds & Notes (Cost $13,366)		13,405

U.S. GOVERNMENT AGENCIES 9.6%
Fannie Mae
2.599% due 03/25/2048 •	10,744	10,745
2.619% due 08/25/2044 - 01/25/2045 •	21,774	21,738
2.649% due 11/25/2044 - 05/25/2058 •	163,013	163,019
2.699% due 07/25/2044 •	4,971	4,965
2.749% due 07/25/2046 •	55,142	54,917
2.806% due 01/25/2048 - 11/25/2052 •	7,478	7,472
2.906% due 09/25/2043 •	824	827
3.156% due 06/25/2041 •	8,990	9,127
3.226% due 07/25/2040 •	6,654	6,768
3.500% due 02/01/2048 - 03/01/2048 (d)	176,173	176,241
Freddie Mac
1.720% due 04/24/2020	745	737
2.619% due 05/15/2038 •	9,174	9,158
2.629% due 05/15/2041 •	8,796	8,786
2.639% due 06/15/2040 •	8,946	8,927
2.649% (LIBOR01M) due 12/15/2036 ~	5,287	5,283
2.649% due 03/15/2037 - 09/15/2044 •	582,889	583,179
2.677% due 11/25/2021 •	11,413	11,387
2.687% due 06/25/2025 •	15,899	15,792
2.697% due 09/25/2021 •	7,053	7,039
2.699% due 01/15/2040 •	552	553
2.749% due 12/15/2037 - 05/15/2038 •	11,173	11,120
2.855% due 06/15/2035 - 05/15/2037 •	2,371	2,379
2.885% due 06/15/2036 •	1,807	1,817
3.005% due 06/15/2041 •	8,186	8,253
3.500% due 07/01/2048 - 09/01/2048 (d)	128,214	128,220
Ginnie Mae
2.514% due 06/20/2066 •	2,065	2,063
2.670% due 03/20/2036 •	5,744	5,738
2.749% due 11/20/2045 •	2,051	2,043

2.770% due 03/20/2037 •		2,148	2,151
2.780% due 04/20/2037 •		2,831	2,831
2.784% due 06/20/2067 •		620	622
2.814% due 04/20/2061 •		1,704	1,708
2.944% due 03/20/2065 •		9,675	9,730
3.064% due 08/20/2067 •		2,894	2,937
3.114% due 05/20/2066 •		6,165	6,246
3.120% due 04/20/2040 •		3,513	3,550
3.247% due 04/20/2067 •		5,818	5,972
3.524% due 07/20/2067 •		9,001	9,269
3.527% due 06/20/2067 •		5,894	6,043
3.628% due 09/20/2067 •		17,420	17,957
3.846% due 11/20/2067 •		1,501	1,548
NCUA Guaranteed Notes
2.830% due 01/08/2020 •		2,819	2,823

Total U.S. Government Agencies (Cost $1,340,470)			1,341,680

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
280 Park Avenue Mortgage Trust
3.335% due 09/15/2034 •		15,000	14,873
AREIT Trust
3.290% due 02/14/2035 •		7,879	7,813
Atrium Hotel Portfolio Trust
3.405% due 06/15/2035 •		5,000	4,980
BSPRT Issuer Ltd.
3.275% due 10/15/2034 •		807	800
BX Trust
3.375% due 07/15/2034 •		5,047	5,003
CGGS Commercial Mortgage Trust
3.355% due 02/15/2037 •		10,500	10,347
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045		19,000	18,932
Commercial Mortgage Trust
3.373% due 10/10/2048		2,000	2,018
3.391% due 05/15/2045		1,711	1,715
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050		5,000	5,020
DBCG Mortgage Trust
3.155% due 06/15/2034 •		9,000	8,878
Eurosail PLC
0.000% due 03/13/2045 •	EUR	5,845	6,570
Fannie Mae
2.660% due 12/25/2048		$20,392	20,354
Gosforth Funding PLC
3.139% due 08/25/2060 •		33,439	33,353
3.274% due 12/19/2059 •		3,128	3,121
GPMT Ltd.
3.379% due 11/21/2035 •		5,000	4,945
Great Wolf Trust
3.455% due 09/15/2034 •		5,000	4,917
GS Mortgage Securities Corp.
3.419% due 10/10/2032		24,000	24,174
GS Mortgage Securities Corp. Trust
3.155% due 07/15/2032 •		5,000	4,954
GS Mortgage Securities Trust
3.707% due 08/10/2044		36,325	36,809
Holmes Master Issuer PLC
2.796% due 10/15/2054 •		15,000	14,962
2.856% due 10/15/2054 •		28,300	28,241
JPMorgan Chase Commercial Mortgage Securities Corp.
3.255% due 06/15/2032 •		11,400	11,389
JPMorgan Chase Commercial Mortgage Securities Trust
3.093% due 07/05/2032		5,804	5,787
3.217% due 07/15/2034 •		4,000	3,962
3.455% due 06/15/2032 •		22,300	21,895
Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •		5,249	5,228
Lehman XS Trust
3.046% due 12/25/2035 •		748	727
Morgan Stanley Capital Trust
3.305% due 11/15/2034 •		7,000	6,932
Motel 6 Trust
3.375% due 08/15/2034 •		14,353	14,133
PFP Ltd.
3.335% due 07/14/2035 •		8,232	8,140
RAIT Trust
3.405% due 06/15/2037 •		702	702
Resource Capital Corp. Ltd.
3.255% (LIBOR01M + 0.800%) due 07/15/2034 ~		1,159	1,159
Rosslyn Portfolio Trust
3.405% due 06/15/2033 •		14,500	14,455
Silverstone Master Issuer PLC
3.019% (US0003M + 0.550%) due 01/21/2070 ~		3,885	3,884
3.219% (US0003M + 0.750%) due 01/21/2070 ~		1,047	1,047

UBS Commercial Mortgage Trust
3.400% due 05/10/2045		21,412	21,559
Wells Fargo Commercial Mortgage Trust
3.186% (LIBOR01M + 0.731%) due 12/15/2036 ~		3,300	3,275
3.282% due 12/13/2031 •		5,000	4,982
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		268	265
3.015% due 08/15/2047 •		17,800	17,801

Total Non-Agency Mortgage-Backed Securities (Cost $414,854)			410,101

ASSET-BACKED SECURITIES 13.0%
Ally Auto Receivables Trust
1.440% due 08/17/2020		593	591
1.530% due 03/16/2020		503	503
1.700% due 06/15/2021		4,333	4,304
1.730% due 11/16/2020		1,690	1,681
1.780% due 08/16/2021		1,373	1,363
2.140% due 09/15/2020		3,267	3,259
2.640% due 02/16/2021		14,901	14,879
2.720% due 05/17/2021		13,000	12,980
Ally Master Owner Trust
2.775% due 07/15/2022 •		8,100	8,075
Apidos CLO
3.430% due 01/19/2025 •		5,607	5,595
Arbor Realty Collateralized Loan Obligation Ltd.
3.445% due 12/15/2027 •		6,050	6,020
Atrium Corp.
3.299% due 04/22/2027 •		9,700	9,587
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	12,500	14,258
B&M CLO Ltd.
3.166% due 04/16/2026 •		$1,481	1,475
BA Credit Card Trust
1.950% due 08/15/2022		9,500	9,389
Babson Euro CLO BV
0.503% due 10/25/2029 •	EUR	6,500	7,378
Bank of The West Auto Trust
1.780% due 02/15/2021		$1,362	1,357
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	11,200	12,724
Benefit Street Partners CLO Ltd.
3.225% due 07/18/2027 •		$1,800	1,785
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	7,800	8,824
Black Diamond CLO Ltd.
3.499% due 02/06/2026 •		$10,913	10,899
BMW Vehicle Owner Trust
1.160% due 11/25/2020		2,316	2,301
2.090% due 11/25/2020		10,817	10,783
Brookside Mill CLO Ltd.
3.269% due 01/17/2028 •		5,500	5,438
California Republic Auto Receivables Trust
2.580% due 06/15/2021		865	863
Canadian Pacer Auto Receivables Trust
2.670% due 12/19/2019 •		1,726	1,726
CARDS Trust
2.715% due 10/17/2022 •		17,800	17,789
2.805% due 04/17/2023 •		46,700	46,770
CarMax Auto Owner Trust
1.400% due 08/15/2021		18,777	18,562
1.970% due 04/15/2022		7,469	7,389
2.730% due 08/16/2021		15,493	15,461
Chesapeake Funding LLC
1.910% due 08/15/2029		17,721	17,496
2.825% due 08/15/2030 •		16,700	16,662
CIFC Funding Ltd.
3.216% due 04/15/2027 •		28,700	28,472
3.350% due 10/25/2027 •		15,500	15,300
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,228	1,190
CoreVest American Finance Trust
2.968% due 10/15/2049		4,417	4,333
Daimler Trucks Retail Trust
2.600% due 05/15/2020		13,513	13,496
Denali Capital CLO LLC
3.558% due 10/26/2027 •		6,000	5,962
Dryden Senior Loan Fund
3.336% due 10/15/2027 •		17,000	16,878
ECMC Group Student Loan Trust
3.256% due 02/27/2068 •		22,273	22,263
Enterprise Fleet Financing LLC
2.550% due 08/20/2019		4,303	4,299
Evergreen Credit Card Trust
2.715% due 10/15/2021 •		40,300	40,275

2.805% due 07/15/2022 •		36,300	36,295
Flagship CLO Ltd.
3.286% due 01/16/2026 •		4,700	4,683
Ford Credit Auto Lease Trust
1.800% due 06/15/2020		4,941	4,926
2.710% due 12/15/2020		15,780	15,750
2.930% due 04/15/2021		28,700	28,672
Ford Credit Auto Owner Trust
2.590% due 02/15/2021		25,598	25,582
Ford Credit Floorplan Master Owner Trust
2.805% due 09/15/2022 •		5,000	5,008
Gallatin CLO Ltd.
3.485% due 01/21/2028 •		15,000	14,931
3.486% (US0003M + 1.050%) due 07/15/2027 ~		30,000	29,883
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		4,491	4,480
2.060% due 05/20/2020		32,060	31,938
2.710% due 01/21/2020 •		5,270	5,271
2.830% due 07/20/2020		8,935	8,926
GM Financial Consumer Automobile
1.780% due 10/18/2021		1,080	1,070
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021		7,296	7,268
2.550% due 05/17/2021		3,331	3,322
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021		24,065	23,957
Golden Credit Card Trust
1.600% due 09/15/2021		34,880	34,556
1.980% due 04/15/2022		2,500	2,460
2.020% due 04/15/2022		33,630	33,210
Halcyon Loan Advisors Funding Ltd.
3.389% due 04/20/2027 •		15,200	15,114
3.575% due 04/18/2026 •		1,158	1,157
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	10,000	11,356
Hertz Fleet Lease Funding LP
2.887% due 05/10/2032 •		$5,700	5,708
Honda Auto Receivables Owner Trust
1.210% due 12/18/2020		2,041	2,023
1.380% due 04/18/2022		4,836	4,808
1.620% due 08/15/2022		2,133	2,117
1.800% due 01/21/2020		1,028	1,026
2.660% due 12/18/2020		39,705	39,619
Hyundai Auto Lease Securitization Trust
1.490% due 02/18/2020		2,241	2,239
1.680% due 04/15/2020		1,402	1,401
1.880% due 08/17/2020		5,795	5,779
1.890% due 03/16/2020		3,538	3,526
1.970% due 07/15/2020		6,575	6,540
2.130% due 03/15/2021		3,250	3,222
Hyundai Auto Receivables Trust
1.290% due 04/15/2021		2,343	2,320
1.770% due 01/18/2022		4,400	4,347
1.780% due 11/15/2021		1,620	1,612
Jamestown CLO Ltd.
3.126% due 07/15/2026 •		16,786	16,738
3.306% due 01/15/2028 •		10,000	9,870
Jubilee CLO BV
0.489% due 12/15/2029 •	EUR	8,400	9,535
LCM LP
3.379% due 10/20/2027 •		$6,350	6,323
Marathon CLO Ltd.
3.516% due 11/21/2027 •		10,800	10,672
Master Credit Card Trust
2.969% due 07/21/2024 •		10,000	9,975
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020		2,043	2,039
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019		2,405	2,405
Monarch Grove CLO
3.370% due 01/25/2028 •		28,250	27,964
Motor PLC
3.036% due 09/25/2024 •		2,303	2,302
Mountain View CLO Ltd.
3.256% due 10/13/2027 •		4,100	4,068
Navient Private Education Loan Trust
2.805% due 12/15/2059 •		13,042	13,028
2.855% due 12/16/2058 •		10,052	10,051
Navient Student Loan Trust
2.696% due 03/25/2067 •		10,471	10,472
2.756% due 06/27/2067 •		28,414	28,366
2.856% due 03/25/2067 •		22,500	22,486
3.256% due 03/25/2066 •		2,900	2,917
Nelnet Student Loan Trust
2.763% due 08/23/2027 •		7,162	7,141
3.206% due 09/27/2038 •		23,762	23,940

3.270% due 07/27/2048 •	1,500	1,507
3.356% due 02/25/2066 •	13,844	13,989
Neuberger Berman CLO Ltd.
3.236% due 07/15/2027 •	6,900	6,848
Nissan Auto Lease Trust
1.640% due 09/16/2019	3,498	3,494
1.910% due 04/15/2020	5,010	4,985
Nissan Auto Receivables Owner Trust
1.320% due 01/15/2021	2,297	2,279
1.740% due 08/16/2021	12,870	12,766
1.790% due 01/17/2022	1,650	1,637
Ocean Trails CLO
3.518% due 08/13/2025 •	617	615
OCP CLO Ltd.
3.236% due 07/15/2027 •	7,000	6,944
3.299% due 04/17/2027 •	10,000	9,903
3.328% due 10/26/2027 •	21,000	20,849
Octagon Investment Partners Ltd.
3.286% due 07/15/2027 •	7,100	7,012
OSCAR U.S. Funding Trust LLC
2.437% due 08/12/2019	658	657
Palmer Square Loan Funding Ltd.
3.036% due 04/15/2026 •	9,000	8,946
3.086% due 07/15/2026 •	13,803	13,674
Penarth Master Issuer PLC
2.835% due 03/18/2022 •	20,000	19,972
SBA Tower Trust
2.898% due 10/15/2044 Ø	1,500	1,491
Securitized Term Auto Receivables Trust
1.775% due 01/27/2020	2,267	2,264
2.706% due 01/27/2020 •	2,900	2,900
SLC Student Loan Trust
2.716% due 02/15/2025 •	4,330	4,328
2.776% due 05/15/2023 •	3,562	3,561
2.888% due 09/15/2026 •	2,588	2,584
2.898% due 03/15/2027 •	6,267	6,240
2.908% due 06/15/2029 •	3,172	3,156
SLM Private Credit Student Loan Trust
2.958% due 12/15/2026 •	1,134	1,134
SLM Private Education Loan Trust
1.770% due 05/17/2027	787	786
1.850% due 06/17/2030	1,147	1,141
SLM Student Loan Trust
2.580% due 01/26/2026 •	18,854	18,797
2.600% due 10/27/2025 •	2,556	2,553
2.600% due 01/25/2027 •	4,702	4,697
2.610% due 01/25/2027 •	5,091	5,068
2.956% due 09/25/2043 •	26,660	26,514
3.040% due 04/27/2026 •	3,471	3,476
3.040% due 01/25/2028 •	7,368	7,376
3.090% due 10/25/2029 •	35,000	35,156
3.140% due 01/25/2022 •	1,570	1,562
3.156% due 12/27/2038 •	14,692	14,686
3.156% due 06/25/2055 •	16,174	16,277
SMB Private Education Loan Trust
2.430% due 02/17/2032	10,250	10,052
2.700% due 05/15/2031	10,289	10,303
2.725% due 06/17/2024 •	5,932	5,933
2.775% due 12/16/2024 •	9,404	9,402
2.805% due 03/16/2026 •	7,154	7,150
SoFi Professional Loan Program LLC
1.630% due 01/25/2036	276	276
1.830% due 05/25/2040	4,748	4,724
1.860% due 11/26/2040	6,425	6,345
2.050% due 01/25/2041	10,185	10,077
2.390% due 02/25/2042	9,787	9,704
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	14,932	14,866
3.080% due 01/25/2048	9,067	9,049
3.120% due 02/25/2048	6,610	6,612
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	32,000	31,852
3.349% due 07/20/2027 •	5,000	4,975
Starwood Waypoint Homes Trust
3.405% due 01/17/2035 •	14,783	14,719
Structured Asset Securities Corp. Mortgage Loan Trust
3.076% due 05/25/2035 •	8,006	7,965
Symphony CLO Ltd.
3.316% due 04/15/2028 •	7,000	6,974
Telos CLO Ltd.
3.399% due 04/17/2028 •	16,000	15,973
THL Credit Wind River CLO Ltd.
3.306% due 10/15/2027 •	7,300	7,300
Towd Point Mortgage Trust
2.915% due 02/25/2057 •	5,631	5,615

Tralee CLO Ltd.
3.499% due 10/20/2027 •	30,200	30,075
Trillium Credit Card Trust
2.756% due 02/27/2023 •	38,300	38,233
Venture CLO Ltd.
3.286% due 01/15/2028 •	14,550	14,419
3.316% due 04/15/2027 •	8,700	8,609
Volkswagen Auto Loan Enhanced Trust
2.810% due 07/20/2021	7,600	7,591
Voya CLO Ltd.
3.210% due 07/25/2026 •	11,466	11,452
WhiteHorse Ltd.
3.379% due 04/17/2027 •	5,000	4,975
Whitehorse Ltd.
3.609% due 07/17/2026 •	7,758	7,748
World Omni Auto Receivables Trust
1.300% due 02/15/2022	3,400	3,361
1.610% due 02/16/2021	724	721
1.930% due 09/15/2022	27,915	27,644
2.570% due 07/15/2021	4,530	4,519
Z Capital Credit Partners CLO Ltd.
3.386% due 07/16/2027 •	17,500	17,403
Zais CLO Ltd.
3.586% due 04/15/2028 •	25,300	25,251

Total Asset-Backed Securities (Cost $1,817,167)		1,810,719

SOVEREIGN ISSUES 5.4%
Agence Francaise de Developpement
1.375% due 08/02/2019	1,000	993
1.875% due 09/14/2020	31,000	30,531
2.000% due 03/18/2019	20,756	20,746
2.990% (US0003M + 0.200%) due 09/21/2019 ~	36,400	36,432
Caisse des Depots et Consignations
2.649% (US0003M + 0.200%) due 01/17/2019 ~	10,000	10,001
2.867% (US0003M + 0.100%) due 09/09/2019 ~	2,000	2,000
CDP Financial, Inc.
4.400% due 11/25/2019	4,400	4,464
Development Bank of Japan, Inc.
2.749% (US0003M + 0.240%) due 01/28/2020 ~	5,600	5,608
Export-Import Bank of India
2.750% due 04/01/2020	32,961	32,607
2.750% due 08/12/2020	13,500	13,299
3.125% due 07/20/2021	8,448	8,308
3.646% (US0003M + 1.000%) due 08/21/2022 ~	16,705	16,716
3.875% due 10/02/2019	29,119	29,215
Export-Import Bank of Korea
1.750% due 05/26/2019	1,616	1,609
2.125% due 02/11/2021	1,300	1,273
2.375% due 08/12/2019	1,500	1,495
2.929% (US0003M + 0.460%) due 10/21/2019 ~	3,250	3,247
5.125% due 06/29/2020	2,500	2,577
Japan Bank for International Cooperation
1.750% due 05/28/2020	9,586	9,458
2.125% due 02/07/2019	10,225	10,221
2.125% due 07/21/2020	4,300	4,258
2.125% due 11/16/2020	60,000	59,248
2.859% (US0003M + 0.390%) due 07/21/2020 ~	65,900	66,161
3.218% (US0003M + 0.480%) due 06/01/2020 ~	35,300	35,486
3.259% (US0003M + 0.570%) due 02/24/2020 ~	36,240	36,436
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	29,114	28,644
2.125% due 03/06/2019	34,526	34,491
2.125% due 04/13/2021	32,000	31,402
Japan International Cooperation Agency
1.875% due 11/13/2019	17,500	17,355
Kommunalbanken A/S
2.858% (US0003M + 0.070%) due 03/17/2020 ~	16,000	16,017
Kommuninvest Sverige AB
2.737% (US0003M + 0.030%) due 05/28/2019 ~	5,200	5,202
Korea Hydro & Nuclear Power Co. Ltd.
2.375% due 10/28/2019	4,500	4,479
Korea National Oil Corp.
2.750% due 01/23/2019	7,500	7,499
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
2.729% (US0003M + 0.260%) due 01/20/2020 ~	13,200	13,236
2.765% (US0003M + 0.320%) due 04/18/2019 ~	2,400	2,402
Province of Ontario
2.000% due 01/30/2019	8,773	8,769
Province of Quebec
2.920% (US0003M + 0.130%) due 09/21/2020 ~	87,300	87,422
Qatar Government International Bond
5.250% due 01/20/2020	13,800	14,098
SNCF Reseau
2.000% due 10/13/2020	4,000	3,941

State of North Rhine-Westphalia
2.679% (US0003M + 0.050%) due 08/16/2019 ~		14,500	14,501
Tokyo Metropolitan Government
2.125% due 05/20/2019		20,200	20,164
2.500% due 06/08/2022		5,000	4,914

Total Sovereign Issues (Cost $757,984)			756,925

SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 0.5%
Lloyds Bank Corporate Markets PLC
3.324% (US0003M + 0.500%) due 09/24/2020 ~		54,900	54,913
Sumitomo Mitsui Trust Bank Ltd.
2.844% (US0003M + 0.375%) due 01/22/2019 ~		12,320	12,322

			67,235

COMMERCIAL PAPER 5.2%
AT&T, Inc.
3.000% due 05/28/2019		100,850	99,543
Bank of Montreal
2.068% due 01/04/2019	CAD	23,300	17,080
2.076% due 01/03/2019		23,300	17,081
2.093% due 01/02/2019		107,700	78,956
C.I.B.C.
2.060% due 01/03/2019		60,900	44,644
Campbell Soup Co.
2.900% due 01/15/2019		$7,900	7,891
Electricite De France S.A.
2.525% due 01/30/2019		30,000	29,928
Erste Abwicklungsanstalt
2.440% due 03/04/2019		50,000	49,763
Ford Motor Credit Co.
2.780% due 02/19/2019		20,400	20,309
2.935% due 01/04/2019		5,433	5,431
2.970% due 02/20/2019		3,900	3,882
3.135% due 04/08/2019		10,000	9,909
Kells Funding LLC
2.360% due 01/15/2019		113,800	113,681
Reckitt Benckister Treasury
2.595% due 02/06/2019		5,000	4,987
Royal Bank of Canada
2.055% due 01/02/2019	CAD	100,600	73,751
Toronto-Dominion Bank
2.055% due 01/02/2019		84,200	61,728
2.055% due 01/04/2019		20,900	15,320
2.063% due 01/03/2019		56,500	41,418
VW CR, Inc.
3.050% due 07/01/2019		$31,000	30,502

			725,804

REPURCHASE AGREEMENTS (c) 0.0%
			5,816

U.S. TREASURY BILLS 0.1%
2.335% due 01/31/2019 - 03/07/2019 (a)(b)(f)(h)		10,079	10,058

Total Short-Term Instruments (Cost $820,181)			808,913

Total Investments in Securities (Cost $14,277,074)			14,187,008

Total Investments 101.4% (Cost $14,277,074)			$14,187,008
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $0)			4,093
Other Assets and Liabilities, net (1.4)%			(196,841)

Net Assets 100.0%			$13,994,260

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$1,056	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,082)	$1,056	$1,056
SSB	1.350	12/31/2018	01/02/2019	4,760	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(4,855)	4,760	4,760

Total Repurchase Agreements						$(5,937)	$5,816	$5,816

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	09/11/2018	TBD	(4)	$(934)	$(933)
BOS	2.750	12/19/2018	01/14/2019		(292,981)	(293,295)

Total Reverse Repurchase Agreements						$(294,228)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Fannie Mae, TBA	3.500%	01/01/2049	$97,000	$(96,347)	$(96,991)
Fannie Mae, TBA	3.500	02/01/2049	83,000	(82,429)	(82,929)
Freddie Mac, TBA	3.500	01/01/2049	130,000	(128,345)	(129,935)

Total Short Sales (2.2)%				$(307,121)	$(309,855)

(d)	Securities with an aggregate market value of $305,455 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(9,388) at a weighted average interest rate of 2.054%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	11,363	2,412,507	$16,596	$1,598	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2019	25,824	(2,961,690)	$(47,437)	$0	$(6,456)
U.S. Treasury 10-Year Note March Futures	03/2019	414	(50,514)	(1,201)	0	(162)

				$(48,638)	$0	$(6,618)

Total Futures Contracts				$(32,042)	$1,598	$(6,618)

(f)

Securities with an aggregate market value of $2,226 and cash of $16,252 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2019	CAD	54,300		$40,779	$959	$0
CBK	01/2019		336,700		254,995	8,136	0
	02/2019	AUD	5,478		3,947	84	0
	02/2019	JPY	10,703,371		94,586	0	(3,370)
	02/2019		$41,732	CAD	55,142	0	(1,260)
	02/2019		95,629	JPY	10,703,371	2,327	0
HUS	02/2019		1,063	EUR	938	15	0
MYI	01/2019	CAD	79,800		$60,244	1,736	0
SCX	01/2019		60,900		46,157	1,506	0
SSB	02/2019	EUR	62,263		70,561	0	(1,023)
	03/2019		$227	MYR	950	3	0

Total Forward Foreign Currency Contracts						$14,766	$(5,653)

(h)

Securities with an aggregate market value of $1,058 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,258,097	$0	$5,258,097
Industrials	0	2,936,849	0	2,936,849
Utilities	0	850,319	0	850,319
Municipal Bonds & Notes
Mississippi	0	11,728	0	11,728
Pennsylvania	0	1,677	0	1,677
U.S. Government Agencies	0	1,341,680	0	1,341,680
Non-Agency Mortgage-Backed Securities	0	410,101	0	410,101
Asset-Backed Securities	0	1,810,719	0	1,810,719
Sovereign Issues	0	756,925	0	756,925
Short-Term Instruments
Certificates of Deposit	0	67,235	0	67,235
Commercial Paper	0	725,804	0	725,804
Repurchase Agreements	0	5,816	0	5,816
U.S. Treasury Bills	0	10,058	0	10,058

Total Investments	$0	$14,187,008	$0	$14,187,008

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(309,855)	$0	$(309,855)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,598	0	0	1,598
Over the counter	0	14,766	0	14,766
	$1,598	$14,766	$0	$16,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,618)	0	0	(6,618)
Over the counter	0	(5,653)	0	(5,653)

	$(6,618)	$(5,653)	$0	$(12,271)

Total Financial Derivative Instruments	$(5,020)	$9,113	$0	$4,093

Totals	$(5,020)	$13,886,266	$0	$13,881,246

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7% ¤
CORPORATE BONDS & NOTES 27.8%
BANKING & FINANCE 22.3%
ABN AMRO Bank NV
1.800% due 09/20/2019	$2,500	$2,477
2.100% due 01/18/2019	26,500	26,519
3.085% (US0003M + 0.640%) due 01/18/2019 ~	6,200	6,204
AerCap Ireland Capital DAC
3.750% due 05/15/2019	18,339	18,339
American Express Credit Corp.
1.875% due 05/03/2019	6,000	5,978
2.125% due 03/18/2019	1,500	1,498
2.912% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,000
American Honda Finance Corp.
2.619% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,000
3.048% (US0003M + 0.260%) due 06/16/2020 ~	3,000	2,990
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,499
Asian Development Bank
2.424% (US0003M + 0.010%) due 07/10/2019 ~	15,000	15,003
Bank of America Corp.
2.600% due 01/15/2019	5,000	4,999
3.476% (US0003M + 1.040%) due 01/15/2019 ~	17,500	17,504
Bank of Montreal
2.375% due 01/25/2019	17,100	17,094
Bank of Nova Scotia
1.950% due 01/15/2019	4,300	4,298
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	1,500	1,495
2.750% due 01/22/2019	1,500	1,500
Barclays PLC
2.750% due 11/08/2019	1,100	1,093
BNG Bank NV
1.500% due 02/15/2019	7,000	6,990
2.536% due 07/14/2020 •	1,500	1,502
2.536% (US0003M + 0.100%) due 07/14/2020 •	4,700	4,707
BNZ International Funding Ltd.
2.350% due 03/04/2019	6,400	6,393
Citibank N.A.
3.061% (US0003M + 0.260%) due 09/18/2019 ~	2,500	2,497
Citigroup, Inc.
3.696% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,015
Cooperatieve Rabobank UA
2.250% due 01/14/2019	4,000	3,999
Credit Agricole S.A.
2.500% due 04/15/2019	6,200	6,191
DBS Group Holdings Ltd.
2.936% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,015
Dexia Credit Local S.A.
1.875% due 03/28/2019	33,900	33,845
2.250% due 01/30/2019	4,800	4,798
2.250% due 02/18/2020	11,320	11,255
DNB Boligkreditt A/S
2.000% due 05/28/2020	5,000	4,939
Erste Abwicklungsanstalt
1.375% due 10/30/2019	5,000	4,944
1.625% due 02/21/2019	5,000	4,993
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	4,289	4,247
2.943% due 01/08/2019	5,000	5,000
3.606% (US0003M + 0.830%) due 03/12/2019 ~	6,000	5,996
General Motors Financial Co., Inc.
2.400% due 05/09/2019	35,400	35,270
3.100% due 01/15/2019	41,100	41,099
4.496% (US0003M + 2.060%) due 01/15/2019 ~	4,700	4,702
HSBC USA, Inc.
2.250% due 06/23/2019	3,804	3,789
3.228% (US0003M + 0.610%) due 11/13/2019 ~	13,000	13,014
Jackson National Life Global Funding
2.300% due 04/16/2019	7,850	7,830
2.736% (US0003M + 0.300%) due 10/15/2020 ~	7,500	7,429
JPMorgan Chase & Co.
2.250% due 01/23/2020	1,200	1,188

JPMorgan Chase Bank N.A.
3.010% (SOFRRATE + 0.550%) due 10/19/2020 ~	17,900	17,869
3.414% (US0003M + 0.590%) due 09/23/2019 ~	3,000	3,001
Kreditanstalt fuer Wiederaufbau
1.500% due 09/09/2019	5,200	5,164
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	2,000	1,981
2.375% due 02/21/2020	2,000	1,995
Macquarie Bank Ltd.
2.758% (US0003M + 0.350%) due 04/04/2019 ~	3,000	3,000
Metropolitan Life Global Funding
2.300% due 04/10/2019	10,400	10,383
3.030% (SOFRRATE + 0.570%) due 09/07/2020 ~	5,000	4,967
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.570% (US0003M + 0.925%) due 02/20/2019 ~	1,425	1,426
Mizuho Bank Ltd.
2.450% due 04/16/2019	11,000	10,983
Morgan Stanley
2.375% due 07/23/2019	2,900	2,888
2.450% due 02/01/2019	8,200	8,196
7.300% due 05/13/2019	11,910	12,092
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	4,900	4,899
National Bank of Canada
3.049% (US0003M + 0.600%) due 01/17/2020 ~	1,500	1,502
Nederlandse Waterschapsbank NV
1.500% due 01/23/2019	2,735	2,734
1.750% due 09/05/2019	1,500	1,492
1.875% due 03/13/2019	12,000	11,983
2.601% (US0003M + 0.010%) due 02/08/2019 ~	20,000	20,000
2.621% (US0003M + 0.020%) due 08/09/2019 ~	110,500	110,502
2.621% (US0003M + 0.020%) due 08/09/2019 ~	37,700	37,706
2.719% (US0003M + 0.030%) due 02/24/2020 ~	16,000	16,004
2.808% (US0003M + 0.020%) due 03/15/2019 ~	43,500	43,506
New York Life Global Funding
2.569% (US0003M + 0.100%) due 01/21/2020 ~	8,500	8,479
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	4,500	4,488
3.299% due 09/13/2019 •	2,000	1,995
3.777% due 03/08/2019 •	18,078	18,100
Nomura Holdings, Inc.
2.750% due 03/19/2019	5,600	5,596
Norddeutsche Landesbank Girozentrale
2.000% due 02/05/2019	2,400	2,398
Nordea Bank Abp
1.625% due 09/30/2019	5,000	4,945
2.375% due 04/04/2019	300	300
NRW Bank
2.579% (US0003M + 0.110%) due 01/22/2019 ~	4,500	4,500
2.788% (US0003M + 0.170%) due 02/11/2019 ~	25,650	25,657
2.808% (US0003M + 0.070%) due 03/01/2019 ~(a)	10,000	10,001
2.838% (US0003M + 0.060%) due 06/14/2019 ~	11,000	11,005
3.197% (US0003M + 0.430%) due 03/08/2019 ~	24,000	24,024
Principal Life Global Funding
2.977% (US0003M + 0.300%) due 02/22/2019 ~	1,500	1,500
Protective Life Global Funding
1.722% due 04/15/2019	1,000	996
Royal Bank of Canada
2.200% due 09/23/2019	6,000	5,968
Santander UK PLC
2.350% due 09/10/2019	10,400	10,322
2.500% due 03/14/2019	10,700	10,688
4.258% (US0003M + 1.480%) due 03/14/2019 ~	7,000	7,013
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	26,700	26,693
2.092% due 10/18/2019	3,000	2,967
2.450% due 01/10/2019	16,500	16,498
2.755% (US0003M + 0.310%) due 10/18/2019 ~	6,100	6,096
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	19,500	19,467
3.249% (US0003M + 0.510%) due 03/06/2019 ~	10,000	10,003
Svenska Handelsbanken AB
2.500% due 01/25/2019	3,000	2,999
Swedbank AB
2.375% due 02/27/2019	7,500	7,501
Toyota Motor Credit Corp.
1.700% due 01/09/2019	4,700	4,699
2.200% due 01/10/2020	3,500	3,469
2.514% (US0003M + 0.100%) due 01/10/2020 ~	4,000	3,992
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~	27,000	26,997
3.254% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,024
Wells Fargo & Co.
2.125% due 04/22/2019	5,600	5,584
2.150% due 01/15/2019	25,000	24,993
2.150% due 01/30/2020	300	297

2.929% (US0003M + 0.460%) due 04/22/2019 ~	2,800	2,801
3.200% (US0003M + 0.680%) due 01/30/2020 ~	500	501
Wells Fargo Bank N.A.
2.150% due 12/06/2019	5,400	5,352
2.940% (SOFRRATE + 0.480%) due 03/25/2020 ~	1,000	995
3.289% (US0003M + 0.600%) due 05/24/2019 ~	4,100	4,104
3.389% (US0003M + 0.650%) due 12/06/2019 ~	5,400	5,414

		1,073,831

INDUSTRIALS 4.4%
Amgen, Inc.
2.200% due 05/22/2019	8,800	8,767
Anthem, Inc.
2.250% due 08/15/2019	10,000	9,948
Bayer U.S. Finance LLC
2.125% due 07/15/2019	8,000	7,938
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	36,000	35,775
Daimler Finance North America LLC
1.500% due 07/05/2019	13,143	13,014
1.750% due 10/30/2019	1,000	987
3.140% (US0003M + 0.620%) due 10/30/2019 ~	16,500	16,519
3.148% (US0003M + 0.740%) due 07/05/2019 ~	22,000	22,036
Dell International LLC
3.480% due 06/01/2019	46,495	46,363
Discovery Communications LLC
2.200% due 09/20/2019	6,500	6,433
eBay, Inc.
3.021% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,499
Gilead Sciences, Inc.
3.012% (US0003M + 0.220%) due 03/20/2019 ~	2,400	2,400
3.042% (US0003M + 0.250%) due 09/20/2019 ~	2,000	1,998
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	2,000	1,978
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019	2,200	2,194
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	1,000	986
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,000	2,991
NetApp, Inc.
2.000% due 09/27/2019	6,207	6,140
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	18,500	18,244
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	700	697
Warner Media LLC
2.100% due 06/01/2019	4,000	3,977

		210,884

UTILITIES 1.1%
BP Capital Markets PLC
1.676% due 05/03/2019	5,000	4,976
3.158% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,002
British Telecommunications PLC
2.350% due 02/14/2019	6,800	6,791
Dominion Energy, Inc.
5.200% due 08/15/2019	13,000	13,145
Electricite de France S.A.
2.150% due 01/22/2019	15,450	15,441
6.500% due 01/26/2019	8,400	8,427
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	3,000	2,999

		55,781

Total Corporate Bonds & Notes (Cost $1,341,856)		1,340,496

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.125% due 01/31/2019 (c)	1,952	1,950

Total U.S. Treasury Obligations (Cost $1,951)		1,950

ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
2.397% due 07/15/2019	1,702	1,701
Dell Equipment Finance Trust
2.450% due 06/24/2019	1,089	1,088
2.660% due 10/22/2019	12,156	12,147
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	2,025	2,023

Hyundai Auto Lease Securitization Trust
2.371% due 06/17/2019	202	202
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	361	361

Total Asset-Backed Securities (Cost $17,533)		17,522

SOVEREIGN ISSUES 8.3%
Agence Francaise de Developpement
2.990% (US0003M + 0.200%) due 09/21/2019 ~	26,600	26,624
Caisse d’Amortissement de la Dette Sociale
1.750% due 09/24/2019	6,000	5,963
CPPIB Capital, Inc.
2.466% (US0003M + 0.030%) due 10/16/2020 ~	12,000	12,010
Development Bank of Japan, Inc.
2.125% due 01/30/2019	4,600	4,598
Export Development Canada
1.000% due 09/13/2019	7,250	7,165
2.405% (US0003M + -0.040%) due 10/18/2019 ~	29,400	29,394
2.410% (US0003M + -0.040%) due 07/19/2019 ~	14,600	14,600
2.600% (US0003M + -0.040%) due 11/19/2019 ~	8,000	8,002
2.628% (US0003M + 0.010%) due 08/13/2019 ~	6,000	6,001
2.657% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,999
Export-Import Bank of Korea
3.340% (US0003M + 0.700%) due 02/18/2019 ~	5,000	5,002
Japan Bank for International Cooperation
1.750% due 05/29/2019	15,000	14,958
2.125% due 02/07/2019	1,975	1,974
3.218% (US0003M + 0.480%) due 06/01/2020 ~	13,500	13,571
3.259% (US0003M + 0.570%) due 02/24/2020 ~	5,000	5,027
Japan International Cooperation Agency
1.875% due 11/13/2019	2,900	2,876
Kommunalbanken A/S
2.689% (US0003M + 0.130%) due 05/02/2019 ~	3,000	3,001
2.858% (US0003M + 0.070%) due 03/17/2020 ~	32,000	32,033
3.118% (US0003M + 0.330%) due 06/16/2020 ~	4,000	4,019
Kommuninvest Sverige AB
2.737% (US0003M + 0.030%) due 05/28/2019 ~	14,000	14,004
Korea National Oil Corp.
2.750% due 01/23/2019	3,000	3,000
Municipality Finance PLC
2.759% (US0003M + 0.170%) due 02/07/2020 ~	5,400	5,409
Province of Alberta
1.900% due 12/06/2019	5,000	4,960
Province of Ontario
2.000% due 01/30/2019	45,400	45,381
4.000% due 10/07/2019	1,728	1,744
Province of Quebec
2.749% (US0003M + 0.280%) due 07/21/2019 ~	23,150	23,182
State of North Rhine-Westphalia
2.679% (US0003M + 0.050%) due 08/16/2019 ~	24,300	24,301
2.727% (US0003M + 0.050%) due 05/22/2019 ~	31,700	31,709

Total Sovereign Issues (Cost $400,485)		400,507

SHORT-TERM INSTRUMENTS 58.2%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~	37,800	37,822

COMMERCIAL PAPER 9.2%
AT&T, Inc.
2.905% due 05/28/2019	5,000	4,935
3.000% due 05/28/2019	45,400	44,811
Energy Transfer Partners LP
3.200% due 01/07/2019	50,000	49,972
Entergy Corp.
2.900% due 02/06/2019	3,000	2,991
Erste Abwicklungsanstalt
2.440% due 03/04/2019	4,800	4,777
2.440% due 03/05/2019	15,100	15,027
European Investment Bank
2.325% due 01/02/2019	47,000	46,994
Export-Import Bank of Korea
2.320% due 01/03/2019	33,000	32,994
Ford Motor Credit Co.
2.980% due 03/01/2019	6,100	6,067
3.135% due 04/08/2019	5,000	4,955
Kells Funding LLC
2.345% due 01/08/2019	30,000	29,983
2.345% due 01/11/2019	32,000	31,976
2.360% due 01/10/2019	10,000	9,993
2.360% due 01/11/2019	100,000	99,924

2.530% due 01/11/2019	20,000	19,985
Mondelez International, Inc.
3.100% due 02/27/2019	10,000	9,951
Vodafone Group PLC
2.880% due 01/07/2019	25,282	25,269

		440,604

REPURCHASE AGREEMENTS (b) 48.2%
		2,322,972

Total Short-Term Instruments (Cost $2,801,490)		2,801,398

Total Investments in Securities (Cost $4,563,315)		4,561,873

Total Investments 94.7% (Cost $4,563,315)		$4,561,873
Other Assets and Liabilities, net 5.3%		252,970

Net Assets 100.0%		$4,814,843

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank	2.808%	03/01/2019	06/20/2018	$10,001	$10,001	0.21%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
AZD	3.200%	12/31/2018	01/02/2019	$441,400	U.S. Treasury Bonds 1.375% - 2.875% due 5/31/2021 - 5/15/2043	$(450,841)	$441,400	$441,478
BOS	5.600	12/31/2018	01/02/2019	23,100	U.S. Treasury Bonds 2.875% due 11/15/2046	(23,676)	23,100	23,107
BPG	3.100	12/31/2018	01/02/2019	1,500	U.S. Treasury Notes 2.750% due 02/15/2024	(1,535)	1,500	1,500
BSN	3.100	12/31/2018	01/02/2019	65,000	U.S. Treasury Notes 2.500% due 05/15/2024	(66,492)	65,000	65,011
FICC	2.000	12/31/2018	01/02/2019	16,472	U.S. Treasury Notes 2.875% due 09/30/2023	(16,804)	16,472	16,474
IND	3.200	12/31/2018	01/02/2019	13,900	U.S. Treasury Notes 2.250% due 02/15/2027	(14,239)	13,900	13,902
JPS	3.150	12/31/2018	01/02/2019	4,400	U.S. Treasury Notes 2.500% due 12/31/2020	(4,491)	4,400	4,401
MBC	2.680	12/27/2018	01/02/2019	200,000	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019	(206,203)	200,000	200,089
	2.680	12/27/2018	01/03/2019	100,000	U.S. Treasury Notes 1.625% due 04/30/2019	(103,223)	100,000	100,045
	2.690	12/28/2018	01/04/2019	250,000	U.S. Treasury Notes 1.750% - 2.375% due 02/28/2022 - 01/31/2023	(258,703)	250,000	250,093
	3.200	12/31/2018	01/02/2019	526,300	U.S. Treasury Notes 2.375% - 2.875% due 04/15/2021 - 08/15/2028	(544,723)	526,300	526,394
NXN	3.150	12/31/2018	01/02/2019	300,000	U.S. Treasury Bonds 2.250% - 2.750% due 08/15/2046 - 08/15/2047	(307,691)	300,000	300,052
RDR	3.200	12/31/2018	01/02/2019	98,700	U.S. Treasury Notes 2.000% - 2.750% due 12/31/2023 - 02/15/2025	(101,082)	98,700	98,718
SAL	3.150	12/31/2018	01/02/2019	38,600	U.S. Treasury Notes 2.625% due 03/31/2025	(39,532)	38,600	38,607
SCX	3.100	12/31/2018	01/02/2019	131,400	U.S. Treasury Notes 1.750% - 2.750% due 02/15/2021 - 04/30/2024	(134,278)	131,400	131,423
SGY	3.200	12/31/2018	01/02/2019	103,300	U.S. Treasury Bonds 3.000% due 11/15/2045	(106,079)	103,300	103,318
TDM	3.130	12/31/2018	01/02/2019	8,900	U.S. Treasury Notes 1.125% - 2.125% due 01/31/2021 - 02/28/2021	(9,165)	8,900	8,902

Total Repurchase Agreements						$(2,388,757)	$2,322,972	$2,323,514

(c)	Securities with an aggregate market value of $1,950 and cash of $2,070 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,073,831	$0	$1,073,831
Industrials	0	210,884	0	210,884
Utilities	0	55,781	0	55,781
U.S. Treasury Obligations	0	1,950	0	1,950
Asset-Backed Securities	0	17,522	0	17,522
Sovereign Issues	0	400,507	0	400,507
Short-Term Instruments
Certificates of Deposit	0	37,822	0	37,822
Commercial Paper	0	440,604	0	440,604
Repurchase Agreements	0	2,322,972	0	2,322,972

Total Investments	$0	$4,561,873	$0	$4,561,873

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 42.7%
BANKING & FINANCE 34.2%
ABN AMRO Bank NV
1.800% due 09/20/2019		$5,000	$4,955
2.100% due 01/18/2019		63,685	63,732
3.085% (US0003M + 0.640%) due 01/18/2019 ~		39,672	39,696
AerCap Ireland Capital DAC
3.750% due 05/15/2019		50,339	50,340
Air Lease Corp.
3.375% due 01/15/2019		5,005	5,005
American Express Credit Corp.
1.875% due 05/03/2019		16,000	15,942
2.125% due 03/18/2019		6,500	6,490
2.912% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,500
American Honda Finance Corp.
2.619% (US0003M + 0.150%) due 01/22/2019 ~		25,250	25,248
3.502% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,772
American Tower Corp.
3.400% due 02/15/2019		953	954
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		25,000	24,981
Asian Development Bank
2.424% (US0003M + 0.010%) due 07/10/2019 ~		70,000	70,016
Bank of America Corp.
2.600% due 01/15/2019		17,980	17,977
3.476% (US0003M + 1.040%) due 01/15/2019 ~		69,700	69,716
Bank of Montreal
2.375% due 01/25/2019		5,949	5,947
Bank of Nova Scotia
1.950% due 01/15/2019		1,345	1,344
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		5,000	4,984
2.750% due 01/22/2019		5,000	4,998
Barclays PLC
2.750% due 11/08/2019		10,026	9,961
BNG Bank NV
2.536% (US0003M + 0.100%) due 07/14/2020 •		6,900	6,911
BNZ International Funding Ltd.
2.350% due 03/04/2019		13,971	13,956
Caterpillar Financial Services Corp.
2.796% (US0003M + 0.180%) due 05/15/2020 ~		400	399
3.104% (US0003M + 0.280%) due 03/22/2019 ~		990	990
Citibank N.A.
2.000% due 03/20/2019		3,450	3,441
3.061% (US0003M + 0.260%) due 09/18/2019 ~		5,000	4,993
3.132% (US0003M + 0.340%) due 03/20/2019 ~		58,900	58,916
Citigroup, Inc.
2.500% due 07/29/2019		1,861	1,855
3.190% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	3,000	2,120
3.696% (US0003M + 0.930%) due 06/07/2019 ~		$27,043	27,108
Cooperatieve Rabobank UA
2.250% due 01/14/2019		15,124	15,119
Credit Agricole S.A.
2.500% due 04/15/2019		21,800	21,767
Credit Suisse AG
2.300% due 05/28/2019		6,300	6,282
DBS Group Holdings Ltd.
2.936% (US0003M + 0.500%) due 07/16/2019 ~		47,400	47,435
Dexia Credit Local S.A.
1.875% due 03/28/2019		91,956	91,806
2.250% due 01/30/2019		72,250	72,214
DNB Boligkreditt A/S
2.000% due 05/28/2020		15,000	14,818
Erste Abwicklungsanstalt
1.375% due 10/30/2019		13,000	12,855
FMS Wertmanagement
1.000% due 08/16/2019		14,795	14,645
1.500% due 08/09/2019		10,000	9,930
Ford Motor Credit Co. LLC
2.989% (US0003M + 0.430%) due 11/02/2020 ~		1,100	1,070
3.606% (US0003M + 0.830%) due 03/12/2019 ~		6,914	6,909
3.988% (US0003M + 1.580%) due 01/08/2019 ~		22,481	22,483

General Motors Financial Co., Inc.
2.400% due 05/09/2019	111,519	111,110
3.100% due 01/15/2019	73,784	73,782
3.500% due 07/10/2019	33,984	33,983
3.996% (US0003M + 1.560%) due 01/15/2020 ~	10,000	10,048
4.496% (US0003M + 2.060%) due 01/15/2019 ~	14,719	14,726
Goldman Sachs Group, Inc.
1.950% due 07/23/2019	1,700	1,689
HSBC USA, Inc.
2.250% due 06/23/2019	15,237	15,177
3.228% (US0003M + 0.610%) due 11/13/2019 ~	25,000	25,026
ING Bank NV
3.954% (US0003M + 1.130%) due 03/22/2019 ~	4,200	4,207
International Lease Finance Corp.
5.875% due 04/01/2019	3,000	3,012
6.250% due 05/15/2019	12,852	12,967
Jackson National Life Global Funding
2.200% due 01/30/2020	2,800	2,774
2.300% due 04/16/2019	26,575	26,509
2.736% (US0003M + 0.300%) due 10/15/2020 ~	12,000	11,886
JPMorgan Chase & Co.
2.250% due 01/23/2020	5,000	4,951
3.432% (US0003M + 0.955%) due 01/23/2020 ~	5,200	5,220
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019	5,554	5,503
3.010% (SOFRRATE + 0.550%) due 10/19/2020 ~	63,800	63,690
Kreditanstalt fuer Wiederaufbau
1.500% due 09/09/2019	19,000	18,867
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	6,000	5,943
Macquarie Bank Ltd.
2.600% due 06/24/2019	2,800	2,792
Metropolitan Life Global Funding
2.300% due 04/10/2019	40,375	40,308
3.024% (US0003M + 0.220%) due 09/19/2019 ~	14,800	14,786
3.030% (SOFRRATE + 0.570%) due 09/07/2020 ~	21,500	21,360
Morgan Stanley
2.375% due 07/23/2019	15,694	15,628
2.450% due 02/01/2019	29,701	29,687
3.217% (US0003M + 0.740%) due 07/23/2019 ~	720	720
7.300% due 05/13/2019	43,622	44,288
MUFG Union Bank N.A.
2.250% due 05/06/2019	250	249
Nasdaq, Inc.
3.214% (US0003M + 0.390%) due 03/22/2019 ~	22,200	22,195
National Bank of Canada
3.049% (US0003M + 0.600%) due 01/17/2020 ~	3,000	3,005
Nederlandse Waterschapsbank NV
1.750% due 09/05/2019	4,000	3,978
1.875% due 03/13/2019	600	599
2.621% (US0003M + 0.020%) due 08/09/2019 ~	363,900	363,912
2.719% (US0003M + 0.030%) due 02/24/2020 ~	73,000	73,021
2.808% (US0003M + 0.020%) due 03/15/2019 ~	153,500	153,522
New York Life Global Funding
2.569% (US0003M + 0.100%) due 01/21/2020 ~	39,000	38,903
2.678% (US0003M + 0.270%) due 04/09/2020 ~	3,000	2,993
2.877% (US0003M + 0.390%) due 10/24/2019 ~	4,500	4,502
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	15,990	15,947
3.299% (US0003M + 0.520%) due 09/13/2019 •	6,000	5,986
3.777% (US0003M + 1.010%) due 03/08/2019 •	49,915	49,975
Nomura Holdings, Inc.
2.750% due 03/19/2019	33,628	33,601
Nordea Bank Abp
1.625% due 09/30/2019	17,000	16,814
3.176% (US0003M + 0.470%) due 05/29/2020 ~	2,800	2,798
NRW Bank
2.808% (US0003M + 0.070%) due 03/01/2019 ~(d)	15,000	15,001
2.838% (US0003M + 0.060%) due 06/14/2019 ~	124,500	124,560
3.197% (US0003M + 0.430%) due 03/08/2019 ~	80,100	80,180
Protective Life Global Funding
1.722% due 04/15/2019	1,000	996
Reliance Standard Life Global Funding
2.500% due 04/24/2019	2,615	2,609
Santander UK PLC
2.350% due 09/10/2019	41,436	41,126
2.500% due 03/14/2019	26,791	26,762
4.258% (US0003M + 1.480%) due 03/14/2019 ~	25,769	25,817
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	87,462	87,441
2.050% due 01/18/2019	10,250	10,245
2.250% due 07/11/2019	7,700	7,663
2.450% due 01/10/2019	33,650	33,645
2.755% (US0003M + 0.310%) due 10/18/2019 ~	29,971	29,949
2.960% (US0003M + 0.540%) due 01/11/2019 ~	11,900	11,900

Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	64,600	64,490
3.249% (US0003M + 0.510%) due 03/06/2019 ~	46,398	46,411
Suncorp-Metway Ltd.
2.100% due 05/03/2019	4,000	3,987
Swedbank AB
2.375% due 02/27/2019	8,000	8,001
Toronto-Dominion Bank
1.950% due 01/22/2019	13,729	13,721
Toyota Motor Credit Corp.
1.700% due 01/09/2019	15,650	15,647
2.200% due 01/10/2020	10,300	10,208
2.514% (US0003M + 0.100%) due 01/10/2020 ~	19,600	19,562
2.668% (US0003M + 0.260%) due 01/09/2019 •	6,000	6,000
2.709% (US0003M + 0.260%) due 04/17/2020 ~	5,900	5,881
2.839% (US0003M + 0.390%) due 01/17/2019 ~	10,500	10,501
3.045% (US0003M + 0.400%) due 05/20/2019 ~	310	310
UBS AG
3.027% (US0003M + 0.320%) due 05/28/2019 ~	36,000	35,995
3.254% (US0003M + 0.640%) due 08/14/2019 ~	40,800	40,896
Wells Fargo & Co.
2.125% due 04/22/2019	23,200	23,133
2.150% due 01/30/2020	1,100	1,088
2.929% (US0003M + 0.460%) due 04/22/2019 ~	10,200	10,202
3.200% (US0003M + 0.680%) due 01/30/2020 ~	1,800	1,804
Wells Fargo Bank N.A.
2.150% due 12/06/2019	18,800	18,632
3.289% (US0003M + 0.600%) due 05/24/2019 ~	22,595	22,618
3.389% (US0003M + 0.650%) due 12/06/2019 ~	18,684	18,732

		3,191,932

INDUSTRIALS 7.5%
Amgen, Inc.
2.200% due 05/22/2019	17,300	17,235
Anthem, Inc.
2.250% due 08/15/2019	30,000	29,844
Bayer U.S. Finance LLC
2.125% due 07/15/2019	10,000	9,923
BMW U.S. Capital LLC
3.198% (US0003M + 0.410%) due 09/13/2019 ~	7,240	7,238
BP AMI Leasing, Inc.
5.523% due 05/08/2019	5,735	5,782
Chevron Corp.
3.026% (US0003M + 0.410%) due 11/15/2019 ~	2,500	2,504
Cigna Corp.
3.138% (US0003M + 0.350%) due 03/17/2020 ~	155,600	154,629
Cisco Systems, Inc.
3.238% (US0003M + 0.500%) due 03/01/2019 ~	200	200
Daimler Finance North America LLC
1.500% due 07/05/2019	23,907	23,673
1.750% due 10/30/2019	3,000	2,961
2.250% due 07/31/2019	1,300	1,291
2.250% due 09/03/2019	2,955	2,936
3.140% (US0003M + 0.620%) due 10/30/2019 ~	59,250	59,319
3.148% (US0003M + 0.740%) due 07/05/2019 ~	69,800	69,914
Dell International LLC
3.480% due 06/01/2019	131,027	130,653
Discovery Communications LLC
2.200% due 09/20/2019	23,792	23,547
Gilead Sciences, Inc.
3.012% (US0003M + 0.220%) due 03/20/2019 ~	5,400	5,399
3.042% (US0003M + 0.250%) due 09/20/2019 ~	5,000	4,995
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	6,000	5,934
Hyundai Capital America
2.500% due 03/18/2019	1,600	1,597
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019	2,919	2,912
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019	8,000	7,993
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	10,280	10,139
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	4,800	4,785
NetApp, Inc.
2.000% due 09/27/2019	17,001	16,817
Oil India Ltd.
3.875% due 04/17/2019	13,427	13,452
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	52,500	51,773
Sky Ltd.
2.625% due 09/16/2019	1,170	1,161
Telefonica Emisiones S.A.
5.877% due 07/15/2019	10,820	10,951

Time Warner Cable LLC
8.750% due 02/14/2019	2,500	2,514
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,300	2,289
2.450% due 11/20/2019	790	783
Warner Media LLC
2.100% due 06/01/2019	12,188	12,119

		697,262

UTILITIES 1.0%
BP Capital Markets PLC
1.676% due 05/03/2019	4,800	4,777
3.158% (US0003M + 0.540%) due 05/10/2019 ~	13,488	13,496
British Telecommunications PLC
2.350% due 02/14/2019	28,715	28,677
Electricite de France S.A.
2.150% due 01/22/2019	17,855	17,845
6.500% due 01/26/2019	19,650	19,713
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	9,000	8,997
Orange S.A.
2.750% due 02/06/2019	2,322	2,321
Shell International Finance BV
3.126% (US0003M + 0.350%) due 09/12/2019 ~	950	951

		96,777

Total Corporate Bonds & Notes (Cost $3,990,953)		3,985,971

U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
3.500% due 05/01/2047 - 07/01/2048	643,544	643,796
Freddie Mac
3.000% due 11/01/2047 - 01/01/2048	7,831	7,636
3.500% due 04/01/2042 - 10/01/2048	493,469	493,516

Total U.S. Government Agencies (Cost $1,135,228)		1,144,948

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.125% due 01/31/2019	3,709	3,706
1.500% due 02/28/2019	2,060	2,057

Total U.S. Treasury Obligations (Cost $5,765)		5,763

ASSET-BACKED SECURITIES 0.5%
Ally Auto Receivables Trust
2.397% due 07/15/2019	4,254	4,253
Dell Equipment Finance Trust
2.450% due 06/24/2019	5,662	5,659
2.660% due 10/22/2019	30,390	30,369
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	4,227	4,223
Hyundai Auto Lease Securitization Trust
2.371% due 06/17/2019	839	839
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	2,273	2,272

Total Asset-Backed Securities (Cost $47,645)		47,615

SOVEREIGN ISSUES 10.3%
Agence Francaise de Developpement
2.990% (US0003M + 0.200%) due 09/21/2019 ~	116,000	116,103
CPPIB Capital, Inc.
2.466% (US0003M + 0.030%) due 10/16/2020 ~	37,000	37,030
Development Bank of Japan, Inc.
2.125% due 01/30/2019	11,350	11,346
2.749% (US0003M + 0.240%) due 01/28/2020 ~	4,100	4,106
Export Development Canada
1.000% due 09/13/2019	25,500	25,199
2.405% (US0003M + -0.040%) due 10/18/2019 ~	82,800	82,784
2.410% (US0003M + -0.040%) due 07/19/2019 ~	75,000	74,998
2.600% (US0003M + -0.040%) due 11/19/2019 ~	54,000	54,015
2.628% (US0003M + 0.010%) due 08/13/2019 ~	18,700	18,702
Export-Import Bank of India
3.875% due 10/02/2019	18,000	18,060
Export-Import Bank of Korea
3.340% (US0003M + 0.700%) due 02/18/2019 ~	20,000	20,007
Japan Bank for International Cooperation
1.750% due 05/29/2019	37,150	37,045
2.125% due 02/07/2019	5,000	4,998
3.218% (US0003M + 0.480%) due 06/01/2020 ~	44,500	44,734
3.259% (US0003M + 0.570%) due 02/24/2020 ~	16,850	16,941

Japan Finance Organization for Municipalities
2.125% due 03/06/2019		4,900	4,895
Japan International Cooperation Agency
1.875% due 11/13/2019		16,300	16,165
Kommunalbanken A/S
2.858% (US0003M + 0.070%) due 03/17/2020 ~		58,500	58,561
Kommuninvest Sverige AB
2.737% (US0003M + 0.030%) due 05/28/2019 ~		35,000	35,009
Korea National Oil Corp.
2.750% due 01/23/2019		14,350	14,348
Municipality Finance PLC
2.759% (US0003M + 0.170%) due 02/07/2020 ~		8,600	8,615
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
2.729% (US0003M + 0.260%) due 01/20/2020 ~		2,000	2,005
2.765% (US0003M + 0.320%) due 04/18/2019 ~		11,000	11,011
Province of Ontario
4.000% due 10/07/2019		8,000	8,072
Province of Quebec
2.749% (US0003M + 0.280%) due 07/21/2019 ~		126,395	126,571
State of North Rhine-Westphalia
2.679% (US0003M + 0.050%) due 08/16/2019 ~		101,000	101,005
2.727% (US0003M + 0.050%) due 05/22/2019 ~		5,600	5,602

Total Sovereign Issues (Cost $957,870)			957,927

SHORT-TERM INSTRUMENTS 34.6%
CERTIFICATES OF DEPOSIT 1.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.891% (US0003M + 0.350%) due 11/01/2019 ~		36,000	36,048
Barclays Bank PLC
2.890% (US0003M + 0.400%) due 10/25/2019 ~		121,400	121,472
National Bank of Canada
2.675% (US0003M + 0.400%) due 04/18/2019 ~		15,000	15,005

			172,525

COMMERCIAL PAPER 10.0%
AT&T, Inc.
2.905% due 05/28/2019		29,000	28,624
3.000% due 05/28/2019		170,700	168,487
Autonation, Inc.
3.250% due 01/11/2019		20,000	19,982
Bank of Montreal
2.038% due 01/03/2019	CAD	40,500	29,689
Campbell Soup Co.
2.800% due 01/04/2019		$4,000	3,999
Entergy Corp.
2.900% due 02/06/2019		10,600	10,568
Erste Abwicklungsanstalt
2.440% due 03/04/2019		39,400	39,213
2.440% due 03/05/2019		61,500	61,203
Export-Import Bank of Korea
2.360% due 01/10/2019		4,600	4,597
Ford Motor Credit Co.
2.930% due 01/03/2019		12,000	11,997
2.930% due 02/01/2019		23,170	23,105
3.135% due 04/08/2019		9,181	9,098
3.150% due 02/06/2019		6,450	6,429
HSBC Bank Canada
2.094% due 01/08/2019	CAD	14,100	10,333
Kells Funding LLC
2.345% due 01/08/2019		$70,000	69,961
2.345% due 01/11/2019		83,000	82,937
2.360% due 01/10/2019		190,000	189,869
2.360% due 01/16/2019		100,000	99,889
2.370% due 01/07/2019		25,200	25,188
Mondelez International, Inc.
3.100% due 02/27/2019		37,700	37,516
Royal Bank of Canada
3.150% due 01/30/2019		2,392	2,386

			935,070

REPURCHASE AGREEMENTS (e) 8.3%
			777,922

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
2.416% due 01/11/2019 (b)(c)		1,000	999
2.417% due 01/18/2019		1,000	999
2.454% due 03/01/2019		1,500	1,494

			3,492

JAPAN TREASURY BILLS 14.2%
(0.291)% due 01/15/2019 - 01/28/2019 (a)(b)	JPY	145,350,000	1,326,187

U.S. TREASURY BILLS 0.2%
2.356% due 01/29/2019 - 03/07/2019 (a)(b)		$15,466	15,426

Total Short-Term Instruments (Cost $3,186,964)			3,230,622

Total Investments in Securities (Cost $9,324,425)			9,372,846

Total Investments 100.5% (Cost $9,324,425)			$9,372,846
Financial Derivative Instruments (f) (0.4)% (Cost or Premiums, net $0)			(36,005)
Other Assets and Liabilities, net (0.1)%			(6,058)

Net Assets 100.0%			$9,330,783

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank	2.808%	03/01/2019	06/20/2018	$15,000	$15,001	0.16%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
AZD	3.200%	12/31/1918	01/02/1919	$254,200	U.S. Treasury Bonds 2.500% - 3.125% due 06/30/2020 - 05/15/2045	$(259,755)	$254,200	$254,245
BCY	3.100	12/31/2018	01/02/2019	48,400	U.S. Treasury Notes 2.750% due 07/31/2023	(49,480)	48,400	48,408
BOS	5.600	12/31/2018	01/02/2019	9,100	U.S. Treasury Bonds 2.875% due 11/15/2046	(9,327)	9,100	9,103
DEU	2.940	12/31/2018	01/02/2019	200,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(205,491)	200,000	200,033
FICC	2.000	12/31/2018	01/02/2019	55,022	U.S. Treasury Notes 2.875% due 09/30/2023	(56,128)	55,022	55,027
IND	3.200	12/31/2018	01/02/2019	11,100	U.S. Treasury Notes 2.250% due 02/15/2027	(11,370)	11,100	11,102
NXN	3.150	12/31/2018	01/02/2019	100,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(102,560)	100,000	100,017
SCX	3.100	12/31/2018	01/02/2019	100,100	U.S. Treasury Bonds 3.125% - 5.250% due 02/15/2029 - 02/15/2042	(102,371)	100,100	100,117

Total Repurchase Agreements						$(796,482)	$777,922	$778,052

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.5)%
Fannie Mae, TBA	3.500%	01/01/2049	$608,680	$(600,973)	$(608,621)
Fannie Mae, TBA	3.500	02/01/2049	46,320	(46,002)	(46,280)
Freddie Mac, TBA	3.000	01/01/2049	9,500	(9,126)	(9,258)
Freddie Mac, TBA	3.500	01/01/2049	499,000	(492,646)	(498,752)
Ginnie Mae, TBA	3.000	01/01/2049	4,000	(3,883)	(3,939)

Total Short Sales (12.5)%				$(1,152,630)	$(1,166,850)

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2019	AUD	3,041		$2,310	$160	$0
CBK	01/2019	CAD	40,500		30,552	857	0
	01/2019	JPY	28,350,000		250,902	0	(7,921)
	02/2019	CZK	4,725		207	0	(4)
IND	01/2019	CAD	14,100		10,638	299	0
	01/2019	JPY	184,300		1,626	0	(56)
JPM	01/2019		45,220,000		403,965	0	(8,981)
RYL	02/2019		$4,993	CAD	6,602	0	(148)
UAG	01/2019	JPY	71,780,000		$635,109	0	(20,211)

Total Forward Foreign Currency Contracts						$1,316	$(37,321)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,191,932	$0	$3,191,932
Industrials	0	697,262	0	697,262
Utilities	0	96,777	0	96,777
U.S. Government Agencies	0	1,144,948	0	1,144,948
U.S. Treasury Obligations	0	5,763	0	5,763
Asset-Backed Securities	0	47,615	0	47,615
Sovereign Issues	0	957,927	0	957,927
Short-Term Instruments
Certificates of Deposit	0	172,525	0	172,525
Commercial Paper	0	935,070	0	935,070
Repurchase Agreements	0	777,922	0	777,922
Short-Term Notes	0	3,492	0	3,492
Japan Treasury Bills	0	1,326,187	0	1,326,187
U.S. Treasury Bills	0	15,426	0	15,426

Total Investments	$0	$9,372,846	$0	$9,372,846

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,166,850)	$0	$(1,166,850)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,316	$0	$1,316

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(37,321)	$0	$(37,321)

Total Financial Derivative Instruments	$0	$(36,005)	$0	$(36,005)

Totals	$0	$8,169,991	$0	$8,169,991

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.1% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	$2,000	$39
National Australia Bank Ltd.
1.375% due 07/12/2019	600	595

		634

INDUSTRIALS 0.5%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	1,735	1,723
UAL Pass-Through Trust
6.636% due 01/02/2024	709	739

		2,462

Total Corporate Bonds & Notes (Cost $4,128)		3,096

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
2.250% due 10/01/2024 •	3	3
2.268% due 07/01/2022 - 11/01/2040 •	32	31
2.279% due 04/25/2023 •	5	5
2.375% due 12/25/2036 •	114	113
2.472% due 03/25/2027 ~	29	28
2.509% due 03/25/2027 ~	58	58
2.626% due 03/25/2034 •	58	58
2.665% due 09/25/2042 •	192	191
2.706% due 05/25/2035 •	17	17
2.710% due 03/25/2022 •	3	3
2.806% due 01/25/2034 •	19	19
2.810% due 10/25/2021 •	3	3
2.855% due 11/17/2030 - 05/18/2032 •	54	54
2.856% due 05/25/2042 •	24	24
2.905% due 09/17/2027 - 10/18/2030 •	70	70
2.906% due 06/25/2029 - 12/25/2033 •	52	53
2.946% due 05/25/2036 •	10	10
2.955% due 11/18/2030 •	32	32
2.956% due 10/25/2030 •	30	30
3.000% due 08/01/2028 - 11/01/2048	2,436	2,389
3.006% due 08/25/2031 - 01/25/2033 •	68	68
3.056% due 12/25/2021 - 12/25/2030 •	24	23
3.106% due 04/25/2022 - 12/25/2023 •	112	113
3.156% due 10/25/2022 - 11/25/2031 •	59	59
3.166% due 02/01/2035 •	16	16
3.206% due 09/25/2022 - 04/25/2032 •	38	38
3.253% due 07/01/2042 - 07/01/2044 •	454	451
3.254% due 02/01/2032 •	8	9
3.256% due 05/25/2022 •	29	29
3.303% due 09/01/2041 •	25	25
3.306% due 09/25/2020 •	3	3
3.309% due 05/01/2036 •	55	56
3.335% due 01/01/2037 •	4	4
3.336% due 01/25/2022 •	9	9
3.371% due 05/01/2036 •	108	111
3.400% due 11/01/2022 •	3	3
3.453% due 09/01/2040 •	3	3
3.487% due 12/01/2035 •	12	13
3.488% due 01/01/2034 •	2	2
3.490% due 02/01/2034 •	30	32
3.495% due 02/01/2035 •	89	90
3.500% due 01/01/2033 - 01/01/2035 •	59	61
3.500% due 11/01/2044 - 04/01/2048	13,866	13,884
3.506% due 12/25/2023 - 04/25/2032 •	151	154
3.549% due 03/01/2035 •	145	152
3.562% due 04/01/2037 •	7	8
3.578% due 04/01/2035 •	8	8
3.581% due 03/01/2036 •	90	93
3.592% due 01/01/2033 •	11	11
3.605% due 12/01/2035 •	192	196
3.615% due 08/01/2024 •	2	2

3.626% due 10/01/2034 •	88	90
3.634% due 06/01/2033 •	155	158
3.650% due 03/01/2035 •	108	109
3.656% due 04/25/2023 - 10/25/2023 •	47	47
3.672% due 05/01/2037 •	202	208
3.703% due 03/01/2033 •	78	79
3.706% due 05/25/2022 - 01/25/2024 •	63	64
3.717% due 12/01/2033 •	75	78
3.732% due 04/01/2034 •	24	25
3.735% due 03/01/2034 •	19	19
3.748% due 08/01/2028 •	137	142
3.752% due 02/01/2034 •	167	177
3.764% due 12/01/2034 •	47	50
3.767% due 12/01/2035 •	3	3
3.784% due 04/01/2033 •	12	12
3.810% due 04/01/2028 •	32	32
3.813% due 07/01/2033 •	214	214
3.818% due 03/01/2033 •	5	5
3.820% due 04/01/2034 •	34	35
3.843% due 01/01/2033 •	6	6
3.844% due 11/01/2035 •	27	28
3.850% due 03/01/2034 •	162	169
3.853% due 03/01/2035 •	149	156
3.871% due 01/01/2036 •	216	228
3.875% due 01/01/2036 •	9	9
3.882% due 05/01/2034 •	21	21
3.895% due 05/01/2032 •	41	42
3.900% due 05/01/2030 •	18	18
3.905% due 07/01/2035 •	155	163
3.913% due 04/01/2033 - 09/01/2033 •	88	91
3.915% due 10/01/2032 - 12/01/2032 •	38	39
3.920% due 04/01/2034 •	67	68
3.922% due 09/01/2033 •	114	116
3.937% due 04/01/2035 •	2	2
3.939% due 02/01/2035 •	43	45
3.941% due 03/01/2030 •	213	217
3.945% due 11/01/2035 •	14	15
3.950% due 01/01/2033 •	8	9
3.953% due 12/01/2032 •	97	99
3.964% due 02/01/2037 •	28	29
3.965% due 10/01/2032 •	45	46
3.967% due 01/01/2035 •	4	4
3.980% due 04/01/2033 •	114	114
3.985% due 11/01/2035 •	34	36
3.987% due 01/01/2035 •	35	37
3.990% due 11/01/2033 •	103	107
3.995% due 06/01/2037 •	23	24
3.997% due 05/01/2033 •	29	30
4.000% due 05/01/2032 - 11/01/2036 •	206	209
4.000% due 06/01/2048 - 09/01/2048	14,916	15,220
4.001% due 06/01/2035 •	75	78
4.004% due 05/01/2036 •	60	63
4.012% due 01/01/2036 •	2	2
4.017% due 01/01/2033 •	5	5
4.018% due 03/01/2034 •	257	267
4.023% due 04/01/2035 •	4	4
4.025% due 02/01/2036 •	38	40
4.033% due 05/01/2035 - 05/01/2036 •	75	78
4.040% due 02/01/2035 •	64	66
4.041% due 09/01/2034 •	45	47
4.050% due 09/01/2033 - 03/01/2035 •	83	86
4.055% due 01/01/2035 •	20	21
4.056% due 04/01/2035 •	99	101
4.057% due 02/01/2035 •	12	13
4.058% due 01/01/2035 •	64	66
4.064% due 05/01/2033 •	10	11
4.065% due 07/01/2033 - 07/01/2034 •	113	118
4.069% due 07/01/2035 •	33	34
4.082% due 04/01/2035 •	29	30
4.087% due 07/01/2034 •	136	141
4.090% due 05/01/2034 •	107	109
4.092% due 04/01/2036 •	1	1
4.114% due 01/01/2033 •	6	7
4.137% due 04/01/2033 •	1	1
4.140% due 04/01/2040 •	241	253
4.145% due 07/01/2033 •	38	39
4.148% due 07/01/2026 •	161	166
4.165% due 02/01/2034 •	47	49
4.194% due 05/01/2036 •	169	177
4.217% due 07/01/2037 •	42	44
4.224% due 03/01/2033 •	36	38
4.225% due 07/01/2034 •	11	11
4.234% due 09/01/2035 •	195	205
4.250% due 06/01/2019 •	1	1
4.254% due 07/01/2029 •	11	11
4.257% due 06/01/2030 •	13	13

4.264% due 08/25/2042 ~	29	29
4.268% due 07/01/2034 •	56	59
4.270% due 12/01/2034 •	14	15
4.278% due 07/01/2033 •	147	155
4.284% due 07/01/2035 •	1	1
4.289% due 07/01/2037 •	78	82
4.296% due 04/01/2035 •	13	14
4.315% due 05/01/2035 •	98	100
4.326% due 08/01/2033 •	2	2
4.335% due 09/01/2033 •	143	149
4.345% due 11/01/2032 - 10/01/2033 •	67	68
4.377% due 08/01/2035 •	117	122
4.383% due 06/01/2035 •	15	16
4.405% due 06/01/2034 •	3	3
4.413% due 11/01/2034 •	73	76
4.416% due 02/01/2034 •	124	129
4.420% due 09/01/2033 - 08/01/2035 •	68	71
4.431% due 09/01/2033 - 11/01/2034 •	16	17
4.440% due 07/01/2035 •	31	33
4.445% due 07/01/2035 •	9	10
4.455% due 08/01/2033 •	16	16
4.460% due 09/01/2035 •	36	38
4.465% due 09/01/2034 •	131	134
4.475% due 06/01/2036 - 12/01/2036 •	180	189
4.480% due 10/01/2034 - 10/01/2035 •	35	37
4.483% due 12/01/2035 •	21	22
4.485% due 12/01/2035 •	215	225
4.490% due 11/01/2034 •	12	13
4.495% due 04/01/2036 •	184	187
4.499% due 11/01/2033 •	211	217
4.500% due 07/01/2035 •	62	63
4.507% due 11/01/2034 •	11	11
4.509% due 09/01/2036 •	1	1
4.511% due 10/01/2035 •	87	87
4.513% due 11/01/2033 •	43	45
4.525% due 08/01/2034 •	121	124
4.526% due 10/01/2033 •	33	34
4.528% due 11/01/2026 •	107	108
4.567% due 11/01/2034 •	36	38
4.569% due 11/01/2033 •	157	164
4.570% due 06/01/2021 •	3	3
4.614% due 08/01/2033 •	316	328
4.615% due 06/01/2027 - 10/01/2043 •	20	20
4.619% due 11/01/2031 •	21	21
4.620% due 12/01/2036 •	8	8
4.633% due 06/01/2030 •	2	2
4.635% due 11/01/2043 •	108	111
4.645% due 10/01/2033 •	166	174
4.650% due 09/01/2032 •	5	5
4.674% due 11/01/2033 •	36	37
4.700% due 11/01/2047 •	124	125
4.701% due 06/01/2034 •	205	206
4.739% due 08/01/2037 •	574	599
4.743% due 09/01/2029 •	46	47
4.775% due 11/01/2032 •	33	35
4.795% due 12/01/2035 •	58	59
4.814% due 06/01/2034 •	7	7
4.947% due 12/01/2030 •	3	3
5.069% due 09/01/2037 •	177	182
5.221% due 09/01/2035 •	103	111
5.379% due 12/25/2042 ~	118	124
5.500% due 08/25/2020	3	3
6.000% due 02/25/2044 - 08/25/2044	43	47
6.250% due 05/25/2042	27	30
6.500% due 07/25/2021 - 01/25/2044	608	675
6.695% due 09/01/2024 •	319	309
7.000% due 02/25/2023 - 02/25/2044	35	36
7.500% due 05/01/2028 - 05/25/2042	35	39
8.000% due 08/25/2022 - 10/01/2026	69	72
9.000% due 03/25/2020	3	3
Fannie Mae, TBA
2.500% due 02/01/2034	3,000	2,929
3.000% due 02/01/2034 - 01/01/2049	8,500	8,466
3.500% due 02/01/2049	5,000	4,998
4.000% due 01/01/2049	1,000	1,020
Freddie Mac
2.268% due 02/01/2019 - 01/01/2030 •	27	27
2.484% due 12/01/2024 •	97	96
2.606% due 06/25/2029 •	75	75
2.630% due 11/01/2024 •	16	16
2.636% due 08/25/2031 •	440	438
2.755% due 03/15/2036 •	3	3
2.786% due 09/25/2031 •	241	239
2.805% due 02/15/2029 - 03/15/2029 •	40	40
2.855% due 07/15/2026 - 01/15/2033 •	113	114
2.905% due 03/15/2024 - 08/15/2029 •	112	113

2.906% due 05/25/2043 •	1,033	1,029
2.955% due 05/15/2023 - 01/15/2032 •	110	112
3.000% due 02/01/2048 - 09/01/2048	14,334	13,979
3.005% due 08/15/2029 - 03/15/2032 •	113	114
3.055% due 08/15/2022 - 12/15/2031 •	135	137
3.155% due 04/15/2022 •	4	4
3.156% due 02/25/2045 •	52	52
3.311% due 03/01/2035 •	30	31
3.357% due 10/25/2044 •	583	587
3.455% due 12/01/2036 •	31	33
3.476% due 09/01/2030 •	143	147
3.500% due 12/01/2034 •	210	219
3.530% due 09/01/2037 •	244	248
3.557% due 07/25/2044 •	2,864	2,972
3.560% due 02/01/2037 •	7	7
3.697% due 12/01/2032 •	12	12
3.739% due 01/01/2037 •	6	6
3.761% due 04/01/2036 •	109	109
3.792% due 03/01/2036 •	127	134
3.832% due 02/01/2036 •	4	4
3.848% due 02/01/2035 •	64	66
3.850% due 02/01/2036 •	20	21
3.875% due 01/01/2035 •	6	7
3.891% due 03/01/2030 •	66	67
3.905% due 03/01/2036 •	213	220
3.920% due 04/01/2036 •	29	30
3.990% due 12/01/2035 •	16	16
4.018% due 01/01/2036 •	34	35
4.028% due 02/01/2035 •	99	104
4.085% due 04/01/2034 •	75	79
4.090% due 03/01/2032 •	49	50
4.100% due 05/01/2035 •	77	78
4.110% due 04/01/2032 •	129	135
4.112% due 03/01/2036 •	5	6
4.125% due 04/01/2032 •	27	29
4.138% due 05/01/2033 •	1	1
4.165% due 01/01/2037 •	52	52
4.208% due 02/01/2036 •	4	5
4.225% due 08/01/2033 •	19	20
4.240% due 09/01/2036 •	217	216
4.267% due 05/01/2035 •	184	193
4.279% due 04/01/2034 •	4	4
4.282% due 04/01/2030 •	246	244
4.295% due 07/01/2035 •	3	3
4.327% due 07/01/2033 •	2	2
4.337% due 01/01/2034 •	162	170
4.375% due 11/01/2029 •	43	43
4.391% due 01/01/2036 •	6	7
4.399% due 09/01/2034 •	16	17
4.415% due 08/01/2035 •	197	200
4.416% due 08/01/2035 •	2	2
4.424% due 10/01/2027 •	12	12
4.425% due 08/01/2035 •	113	118
4.436% due 08/01/2035 •	18	19
4.450% due 07/01/2033 •	7	7
4.453% due 07/01/2035 •	61	63
4.461% due 06/01/2035 •	5	5
4.462% due 03/01/2035 •	53	55
4.480% due 02/01/2036 •	15	16
4.485% due 07/01/2036 •	1	1
4.500% due 03/15/2021 - 04/15/2032	277	291
4.502% due 01/01/2027 •	66	66
4.510% due 09/01/2035 •	37	39
4.521% due 09/01/2035 •	10	10
4.540% due 07/01/2036 •	81	82
4.543% due 08/01/2036 •	19	19
4.560% due 11/01/2036 •	3	3
4.563% due 06/01/2035 •	9	10
4.575% due 12/01/2034 •	6	6
4.590% due 09/01/2035 •	9	10
4.605% due 11/01/2036 •	610	637
4.618% due 09/01/2034 •	219	230
4.629% due 08/01/2023 •	4	4
4.681% due 07/01/2037 •	86	86
4.682% due 01/01/2030 •	93	97
4.705% due 11/01/2033 •	34	36
4.707% due 09/01/2034 •	143	146
4.712% due 10/01/2034 •	0	1
4.726% due 11/01/2033 •	99	104
4.743% due 09/01/2035 •	67	71
4.780% due 11/01/2036 •	8	9
4.790% due 11/01/2034 •	153	154
4.835% due 08/01/2037 •	81	83
5.500% due 08/15/2030 - 10/15/2032	11	12
6.000% due 01/15/2029 - 05/01/2035	34	37
6.250% due 12/15/2023	4	4

7.000% due 10/15/2022 - 07/15/2027	44	47
8.500% due 11/15/2021	28	29
Ginnie Mae
2.655% due 01/16/2031 •	4	4
2.820% due 06/20/2032 •	28	28
2.855% due 02/16/2032 •	45	45
2.905% due 03/16/2031 •	25	25
2.955% due 04/16/2030 - 04/16/2032 •	50	50
3.000% due 11/20/2047	2,000	1,969
3.125% due 10/20/2029 •	402	416
3.375% (H15T1Y + 1.500%) due 02/20/2025 ~	7	7
3.375% due 01/20/2027 - 01/20/2030 •	187	192
3.625% due 04/20/2033 •	48	49
3.628% due 09/20/2067 •	11,248	11,595
3.750% (H15T1Y + 1.500%) due 07/20/2026 ~	8	8
3.750% due 09/20/2029 - 09/20/2032 •	409	424

Total U.S. Government Agencies (Cost $103,762)		104,645

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)(f)	4,730	4,835

Total U.S. Treasury Obligations (Cost $5,537)		4,835

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.6%
Adjustable Rate Mortgage Trust
3.006% due 10/25/2035 •	6	6
4.106% due 11/25/2035 ^~	188	159
4.234% due 03/25/2035 ~	40	40
American Home Mortgage Investment Trust
4.250% due 10/25/2034 •	37	36
4.885% due 02/25/2045 •	23	23
Ashford Hospitality Trust
3.755% due 05/15/2035 •	400	397
4.055% due 05/15/2035 •	300	297
5.205% due 05/15/2035 •	400	396
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	71	71
Banc of America Funding Trust
3.971% due 06/25/2034 ~	204	202
4.356% due 05/25/2035 ~	15,477	16,236
4.562% due 03/20/2035 ~	10	10
4.870% due 11/20/2035 ^~	300	283
Banc of America Mortgage Trust
4.099% due 10/25/2035 ^~	69	67
4.104% due 02/25/2034 ~	361	366
4.148% due 04/25/2034 ~	79	80
4.336% due 06/25/2034 ~	27	27
4.460% due 05/25/2033 ~	193	196
4.587% due 11/25/2034 ~	9	9
4.676% due 11/25/2033 ~	70	70
4.714% due 09/25/2033 ~	92	92
4.724% due 01/25/2035 ~	20	20
4.786% due 01/25/2034 ~	42	42
Bancorp Commercial Mortgage Trust
3.250% due 08/15/2032 •	1,477	1,475
3.600% due 08/15/2032 •	1,400	1,399
4.000% due 08/15/2032 •	1,000	1,000
BCAP LLC Trust
2.735% due 02/26/2036 •	535	531
5.250% due 06/26/2035 ~	185	185
6.500% due 02/26/2036 ~	2,145	1,837
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~	99	100
4.035% due 02/25/2033 ~	3	3
4.134% due 02/25/2034 ~	585	581
4.141% due 01/25/2035 ~	50	50
4.187% due 02/25/2034 ~	78	78
4.205% due 10/25/2033 ~	16	16
4.256% due 10/25/2033 ~	1	1
4.337% due 02/25/2033 ~	5	6
4.378% due 07/25/2034 ~	36	36
4.427% due 01/25/2035 ~	44	43
4.689% due 01/25/2034 ~	382	385
4.835% due 01/25/2034 ~	117	120
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	422	420
2.846% due 08/25/2036 ^•	8	6
3.939% due 11/25/2036 ^~	367	304
BX Trust
3.375% due 07/15/2034 •	1,947	1,930
Chase Mortgage Finance Trust
4.151% due 12/25/2035 ^~	75	72
4.281% due 12/25/2035 ^~	54	52

4.369% due 02/25/2037 ~	779	767
Citigroup Mortgage Loan Trust
3.115% due 08/25/2035 ^•	308	289
4.490% due 05/25/2035 •	89	89
4.990% due 11/25/2035 •	210	209
Citigroup Mortgage Loan Trust, Inc.
3.410% due 08/25/2034 ~	2	2
4.220% due 03/25/2034 ~	41	40
4.680% due 09/25/2035 •	135	137
Countrywide Alternative Loan Trust
2.706% due 06/25/2037 •	1,414	1,322
2.793% due 08/25/2035 ~	2,258	2,149
3.723% due 06/25/2037 ~	381	33
4.179% due 10/25/2035 ^~	40	34
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 08/25/2035 ^•	125	74
3.790% due 06/20/2035 ~	162	163
4.119% due 08/25/2034 ^~	689	629
4.290% due 11/25/2034 ~	2,057	2,045
4.512% due 12/25/2033 ~	77	78
4.587% due 11/19/2033 ~	25	25
4.667% due 02/20/2036 ^•	36	33
4.866% due 11/19/2033 ~	19	19
5.500% due 11/25/2035 ^	191	166
Credit Suisse First Boston Mortgage Securities Corp.
4.394% due 11/25/2032 ~	9	9
5.302% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.916% due 07/25/2033 ~	155	155
4.125% due 07/25/2033 ~	332	327
4.277% due 01/25/2034 ~	451	458
4.328% due 10/25/2033 ~	182	182
First Horizon Alternative Mortgage Securities Trust
4.126% due 08/25/2034 ~	300	297
4.277% due 07/25/2035 ~	170	145
First Horizon Mortgage Pass-Through Trust
2.776% due 02/25/2035 •	84	78
3.208% due 02/25/2035 •	331	311
3.934% due 04/25/2035 ~	211	213
GMAC Mortgage Corp. Loan Trust
4.278% due 11/19/2035 ~	159	151
GSR Mortgage Loan Trust
2.856% due 01/25/2034 •	188	185
3.605% due 06/25/2034 ~	14	13
3.830% due 03/25/2033 •	10	10
3.830% due 06/25/2034 ~	59	58
3.903% due 05/25/2035 ~	113	110
4.186% due 08/25/2034 ~	91	89
4.300% due 09/25/2035 ~	6,782	6,915
4.680% due 09/25/2034 ~	2,984	3,055
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
2.660% due 02/19/2046 •	835	817
2.910% due 05/19/2035 •	49	48
Impac CMB Trust
3.146% due 08/25/2035 •	1,429	1,398
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~	32	31
IndyMac Mortgage Loan Trust
2.696% due 09/25/2046 •	440	393
3.286% due 05/25/2034 •	71	68
InTown Hotel Portfolio Trust
3.155% due 01/15/2033 •	600	596
3.505% due 01/15/2033 •	300	298
3.705% due 01/15/2033 •	400	397
4.505% due 01/15/2033 •	1,000	992
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Chase Commercial Mortgage Securities Trust
6.205% due 05/15/2028 •	2,000	1,971
JPMorgan Mortgage Trust
4.101% due 07/25/2035 ~	379	388
4.115% due 11/25/2033 ~	16	16
4.187% due 04/25/2035 ~	262	265
4.220% due 11/25/2035 ^~	193	189
4.303% due 09/25/2034 ~	1	1
4.314% due 07/25/2035 ~	25	25
4.327% due 07/25/2035 ~	383	381
4.444% due 10/25/2035 ~	345	326
4.609% due 11/25/2033 ~	24	25
Ladder Capital Commercial Mortgage Mortgage Trust
3.335% due 09/15/2034 •	4,049	4,033
3.705% due 09/15/2034 •	1,200	1,193
MASTR Adjustable Rate Mortgages Trust
3.465% due 02/25/2034 ~	218	208
3.981% due 12/25/2033 ~	78	75

4.270% due 01/25/2034 ~	17	17
4.337% due 09/25/2033 ~	419	422
4.434% due 01/25/2036 ~	101	100
4.438% due 11/21/2034 ~	85	87
4.499% due 08/25/2034 ~	502	504
4.639% due 07/25/2034 ~	876	826
4.656% due 08/25/2034 ~	992	998
Merrill Lynch Mortgage Investors Trust
3.126% due 08/25/2028 •	64	62
3.166% due 06/25/2028 •	171	169
3.336% due 03/25/2028 •	220	220
3.677% due 02/25/2035 ~	119	124
3.792% due 02/25/2034 ~	35	34
4.121% due 04/25/2035 ~	409	395
4.522% due 09/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
2.826% due 01/25/2035 •	758	742
Motel 6 Trust
3.375% due 08/15/2034 •	2,584	2,544
3.645% due 08/15/2034 •	2,297	2,259
4.605% due 08/15/2034 •	191	189
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.961% due 10/25/2035 ~	36	35
Pepper Residential Securities Trust
3.638% due 06/20/2060	3,900	3,897
Prime Mortgage Trust
2.906% due 02/25/2034 •	34	33
5.000% due 08/25/2034	4	4
6.000% due 02/25/2034	14	15
Provident Funding Mortgage Loan Trust
3.694% due 05/25/2035 ~	15	15
RBSSP Resecuritization Trust
2.955% due 08/26/2045 •	218	214
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	7	7
7.500% due 12/25/2031	391	394
Residential Asset Securitization Trust
5.250% due 04/25/2034	61	61
Residential Funding Mortgage Securities, Inc. Trust
4.875% due 02/25/2036 ^~	165	149
6.500% due 03/25/2032	11	12
Sequoia Mortgage Trust
2.764% due 03/20/2035 •	347	326
3.194% due 05/20/2034 •	842	818
3.230% due 04/20/2033 •	33	33
3.270% due 10/20/2027 •	133	130
3.837% due 07/20/2034 ~	31	30
Spirit Master Funding LLC
5.370% due 07/20/2040	9,511	9,692
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~	141	132
2.746% due 03/25/2035 •	125	111
2.946% due 08/25/2035 •	391	387
4.233% due 08/25/2034 ~	1,242	1,202
4.329% due 09/25/2034 ~	175	173
4.406% due 08/25/2034 ~	620	611
Structured Asset Mortgage Investments Trust
3.150% due 11/19/2033 •	39	38
3.150% due 05/19/2035 •	201	198
3.170% due 02/19/2035 •	3,122	3,075
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.275% due 11/25/2033 ~	47	47
4.369% due 07/25/2032 ~	1	1
4.369% due 06/25/2033 ~	1,701	1,679
4.494% due 09/25/2033 ~	55	56
4.574% due 03/25/2033 ~	314	314
Waldorf Astoria Boca Raton Trust
4.505% due 06/15/2029 •	1,800	1,794
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 08/25/2046 •	1,871	1,821
2.579% due 09/25/2046 •	4,438	4,441
2.766% due 11/25/2045 •	5,802	5,757
2.776% due 12/25/2045 •	2,855	2,839
2.796% due 10/25/2045 •	3,210	3,183
2.796% due 12/25/2045 •	2,521	2,489
3.086% due 07/25/2045 •	6,781	6,718
3.157% due 08/25/2046 •	72	67
3.306% due 01/25/2045 •	1,288	1,285
3.357% due 11/25/2042 •	175	168
3.557% due 08/25/2042 •	14	14
4.038% due 10/25/2035 ^~	488	213
4.126% due 09/25/2035 ~	437	437
4.239% due 08/25/2033 ~	600	558
4.487% due 10/25/2033 ~	241	244
Washington Mutual Mortgage Pass-Through Certificates Trust
3.686% due 02/25/2033 ~	13	12

4.094% due 11/25/2030 ~	153	154
4.162% due 06/25/2033 ~	25	25
4.391% due 02/25/2033 ~	24	24
7.000% due 03/25/2034	58	63
Wells Fargo Commercial Mortgage Trust
3.282% due 12/13/2031 •	2,815	2,805
3.532% due 12/13/2031 •	2,335	2,322
4.277% due 12/13/2031 •	160	158
Wells Fargo Mortgage-Backed Securities Trust
3.006% due 07/25/2037 ^•	158	142
4.252% due 04/25/2035 ~	112	113
4.351% due 05/25/2034 ~	10	11
4.424% due 06/25/2035 ~	36	37
4.425% due 06/25/2034 ~	39	40
4.482% due 12/25/2034 ~	360	364
4.505% due 08/25/2033 ~	148	151
4.513% due 06/25/2035 ~	50	51
4.540% due 08/25/2035 ~	18	18
4.588% due 10/25/2033 ~	20	21
4.620% due 04/25/2036 ^~	8	8
4.730% due 09/25/2034 ~	88	92
4.752% due 10/25/2035 ~	53	53
4.778% due 01/25/2034 ~	59	61
4.828% due 12/25/2033 ~	39	39
4.903% due 12/25/2033 ~	96	99
6.000% due 09/25/2036 ^	30	28

Total Non-Agency Mortgage-Backed Securities (Cost $133,899)		137,484

ASSET-BACKED SECURITIES 35.1%
Accredited Mortgage Loan Trust
3.266% due 01/25/2034 •	131	129
3.376% due 01/25/2035 •	831	821
ACE Securities Corp. Home Equity Loan Trust
5.131% due 06/25/2033 ^•	308	308
Allegro CLO Ltd.
3.740% due 01/30/2026 •	2,073	2,074
American Credit Acceptance Receivables Trust
2.920% due 08/12/2021	291	291
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	3,072	3,062
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.856% due 02/25/2033 •	703	704
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.541% due 01/25/2034 •	338	338
3.556% due 12/25/2033 •	3,590	3,597
Asset-Backed Funding Certificates Trust
3.126% due 04/25/2034 •	2,154	2,161
B2R Mortgage Trust
2.567% due 06/15/2049	2,800	2,748
Bank of The West Auto Trust
1.780% due 02/15/2021	1,226	1,221
Bear Stearns Asset-Backed Securities Trust
2.916% due 12/25/2035 •	127	127
3.506% due 11/25/2042 •	212	212
3.676% due 10/25/2036 ~	1,532	1,287
Bear Stearns Second Lien Trust
3.706% due 01/25/2036 •	16,115	15,839
Business Jet Securities LLC
4.447% due 06/15/2033	2,531	2,560
California Republic Auto Receivables Trust
1.830% due 12/15/2021	2,896	2,873
Carrington Mortgage Loan Trust
2.686% due 02/25/2036 •	25	25
Cent CLO Ltd.
3.506% due 10/15/2026 •	2,900	2,876
College Avenue Student Loans LLC
3.706% due 12/26/2047 •	1,168	1,165
4.130% due 12/26/2047	1,606	1,632
Conseco Finance Corp.
6.240% due 12/01/2028	53	54
Countrywide Asset-Backed Certificates Trust
2.966% due 09/25/2034 •	58	58
3.046% due 12/25/2034 •	2,596	2,581
Credit Suisse First Boston Mortgage Securities Corp.
4.156% due 05/25/2043 •	871	867
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 Ø	616	616
Drive Auto Receivables Trust
2.780% due 10/15/2020	400	400
Dryden Senior Loan Fund
3.336% due 10/15/2027 •	5,100	5,063
EquiFirst Mortgage Loan Trust
3.580% due 09/25/2033 •	92	91

Exeter Automobile Receivables Trust
2.210% due 05/17/2021	1,798	1,795
FBR Securitization Trust
3.246% due 11/25/2035 •	94	94
Flagship Credit Auto Trust
3.410% due 05/15/2023	3,217	3,222
Flatiron CLO Ltd.
3.609% due 01/17/2026 •	2,820	2,818
Fremont Home Loan Trust
3.526% due 06/25/2035 •	375	376
GLS Auto Receivables Trust
3.250% due 04/18/2022	5,791	5,779
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	1,647	1,643
GSAMP Trust
3.356% due 01/25/2045 •	1,078	1,083
GSRPM Mortgage Loan Trust
3.016% due 03/25/2035 •	1,612	1,609
Hertz Fleet Lease Funding LP
3.487% due 04/10/2030 •	1,302	1,303
Home Equity Asset Trust
3.106% due 11/25/2032 •	8	8
Home Equity Mortgage Loan Asset-Backed Trust
3.026% due 10/25/2035 •	1,600	1,469
Home Equity Mortgage Trust
5.821% due 04/25/2035 Ø	156	157
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •	8	4
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	2,110	2,106
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	764	800
JPMorgan Mortgage Acquisition Corp.
2.936% due 12/25/2035 •	3,712	3,720
Lehman XS Trust
2.656% due 04/25/2037 ^•	1,194	1,135
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •	736	718
3.206% due 03/25/2032 •	20	20
3.361% due 07/25/2034 •	310	308
Marlette Funding Trust
3.060% due 07/17/2028	818	817
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	1,674	1,670
Merrill Lynch Mortgage Investors Trust
3.526% due 07/25/2035 •	383	386
Morgan Stanley Dean Witter Capital, Inc. Trust
3.856% due 02/25/2033 •	142	142
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust
2.855% due 12/16/2058 •	1,885	1,885
Navient Student Loan Trust
2.756% due 06/27/2067 •	1,476	1,474
3.306% due 07/26/2066 •	4,331	4,343
Nelnet Student Loan Trust
3.306% due 09/25/2065 •	4,588	4,631
New Century Home Equity Loan Trust
3.241% due 07/25/2035 •	64	64
Option One Mortgage Loan Trust Asset-Backed Certificates
3.146% due 07/25/2033 •	161	160
OSCAR U.S. Funding Trust LLC
2.877% due 04/12/2021 •	1,870	1,872
2.910% due 04/12/2021	623	622
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.541% due 02/25/2035 •	1,027	1,030
Prestige Auto Receivables Trust
1.800% due 11/16/2020	600	599
2.528% due 10/15/2019	794	794
2.970% due 12/15/2021	4,400	4,388
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	726	725
Renaissance Home Equity Loan Trust
3.206% due 08/25/2032 •	10	9
3.606% due 09/25/2037 •	3,879	2,088
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,221	846
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033 ~	466	478
SLC Student Loan Trust
2.888% due 09/15/2026 •	3,676	3,670
2.898% due 03/15/2027 •	1,098	1,098
SLM Private Credit Student Loan Trust
3.338% due 12/16/2030 •	1,144	1,144
SLM Private Education Loan Trust
2.500% due 03/15/2047	2,500	2,488

SMB Private Education Loan Trust
2.490% due 06/15/2027	1,280	1,262
2.755% due 09/15/2025 •	1,498	1,496
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,951	2,918
2.770% due 05/25/2026	3,142	3,115
3.260% due 08/25/2025	819	818
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	1,281	1,274
2.930% due 04/26/2027	3,011	3,003
3.280% due 09/15/2023	1,488	1,488
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	5,361	5,319
1.720% due 09/25/2040	2,830	2,811
1.750% due 07/25/2040	2,907	2,884
1.860% due 11/26/2040	3,355	3,313
2.390% due 02/25/2042	1,215	1,204
2.630% due 07/25/2040	5,628	5,463
2.740% due 05/25/2040	4,877	4,795
SoFi Professional Loan Program Trust
3.120% due 02/25/2048	472	472
Sound Point CLO Ltd.
3.296% due 04/15/2027 •	800	796
Soundview Home Loan Trust
3.806% due 11/25/2033 •	69	72
Specialty Underwriting & Residential Finance Trust
3.186% due 01/25/2034 •	323	314
Spirit Master Funding LLC
5.760% due 03/20/2041	9,295	9,594
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,153
Tralee CLO Ltd.
3.499% due 10/20/2027 •	5,200	5,179
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,450
2.916% due 09/17/2034	1,100	1,063
3.215% due 09/17/2034	100	97
TruPS Financials Note Securitization Ltd.
4.362% due 09/20/2039 •	4,125	4,094
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	3,655	3,645

Total Asset-Backed Securities (Cost $198,570)		196,462

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.1%
		583

SHORT-TERM NOTES 0.1%
Drive Auto Receivables Trust
2.451% due 09/16/2019	472	472

Total Short-Term Instruments (Cost $1,055)		1,055

Total Investments in Securities (Cost $446,951)		447,577

	SHARES
INVESTMENTS IN AFFILIATES 22.7%
SHORT-TERM INSTRUMENTS 22.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%
PIMCO Short-Term Floating NAV Portfolio III	12,862,375	127,132

Total Short-Term Instruments (Cost $127,122)		127,132

Total Investments in Affiliates (Cost $127,122)		127,132

Total Investments 102.8% (Cost $574,073)		$574,709
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(368))		(122)
Other Assets and Liabilities, net (2.8)%		(15,506)

Net Assets 100.0%		$559,081

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is not accruing income as of the date of this report.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$583	U.S. Treasury Notes 2.875% due 09/30/2023	$(597)	$583	$583

Total Repurchase Agreements						$(597)	$583	$583

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Ginnie Mae, TBA	3.000%	01/01/2049	$2,000	$(1,942)	$(1,968)

Total Short Sales (0.4)%				$(1,942)	$(1,968)

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2019	273	$33,310	$799	$107	$0

Total Futures Contracts				$799	$107	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$900	$(4)	$11	$7	$0	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	21,400	343	122	465	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	272	93	365	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	510	1,540	0	(75)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	59	260	0	(9)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(261)	430	169	0	(44)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,400	168	(63)	105	0	(8)

Total Swap Agreements						$1,749	$1,162	$2,911	$1	$(139)

(d)	Securities with an aggregate market value of $1,048 and cash of $601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,693	$(218)	$291	$73	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	792	130	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,288	(72)	99	27	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	255	0	(392)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,046	11	2	13	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	189	6	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,745	(188)	249	61	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	115	20	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	30	0	(29)

Total Swap Agreements						$(2,117)	$2,026	$330	$(421)

(f)

Securities with an aggregate market value of $307 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$634	$0	$634
Industrials	0	739	1,723	2,462
U.S. Government Agencies	0	104,645	0	104,645
U.S. Treasury Obligations	0	4,835	0	4,835
Non-Agency Mortgage-Backed Securities	0	137,484	0	137,484
Asset-Backed Securities	0	196,462	0	196,462
Short-Term Instruments
Repurchase Agreements	0	583	0	583
Short-Term Notes	0	472	0	472
	$0	$445,854	$1,723	$447,577

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127,132	$0	$0	$127,132

Total Investments	$127,132	$445,854	$1,723	$574,709

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,968)	$0	$(1,968)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	1	0	108
Over the counter	0	330	0	330
	$107	$331	$0	$438

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(139)	0	(139)
Over the counter	0	(421)	0	(421)

	$0	$(560)	$0	$(560)

Total Financial Derivative Instruments	$107	$(229)	$0	$(122)

Totals	$127,239	$443,657	$1,723	$572,619

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government and Short-Term Investments Portfolio

December 31, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.4% ¤
MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,050	$1,065

Total Municipal Bonds & Notes (Cost $1,050)		1,065

U.S. GOVERNMENT AGENCIES 12.8%
Fannie Mae
2.265% due 11/01/2020 •	2	2
2.375% due 12/25/2036 •	333	329
2.535% due 07/25/2032 •	366	357
2.626% due 06/25/2033 - 03/25/2034 •	368	364
2.635% due 03/25/2032 •	320	319
2.636% due 03/25/2036 •	231	229
2.766% due 06/25/2032 •	1	0
2.846% due 11/25/2032 •	1	1
2.856% due 05/25/2042 •	176	177
2.956% due 08/25/2021 - 03/25/2022 •	2	2
3.106% due 08/25/2022 •	2	2
3.206% due 04/25/2022 •	2	2
3.253% due 02/01/2041 - 10/01/2044 •	2,953	2,936
3.406% due 04/25/2032 •	111	114
3.453% due 11/01/2030 •	1	1
3.487% due 12/01/2035 •	27	28
3.625% due 06/01/2025 •	4	4
3.645% due 12/01/2029 •	7	7
3.721% due 01/01/2036 •	916	960
3.775% due 12/01/2032 •	4	4
3.844% due 11/01/2035 •	127	129
3.871% due 06/01/2021 •	6	6
3.912% due 03/01/2035 •	380	391
3.919% due 09/01/2033 •	1	1
3.985% due 11/01/2035 •	146	152
4.000% due 05/01/2030 - 12/01/2041	2,325	2,392
4.012% due 08/01/2036 •	89	93
4.055% due 12/01/2029 •	1	1
4.095% due 02/01/2026 •	4	4
4.191% due 05/01/2025 •	3	3
4.375% due 05/01/2022 •	3	3
4.457% due 12/01/2022 •	3	3
4.487% due 09/01/2031 •	19	19
4.500% due 09/01/2022 •	1	1
4.500% due 04/01/2028 - 11/01/2029	368	383
4.503% due 10/01/2032 •	10	10
4.520% due 09/01/2028 •	5	5
4.775% due 12/01/2029 •	5	6
4.848% due 08/01/2028 •	8	8
5.098% due 10/01/2025 •	17	17
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	14,987
2.020% due 08/01/2019 •	1	1
2.626% due 07/25/2031 •	328	328
2.955% due 06/15/2030 - 12/15/2032 •	59	59
3.005% due 06/15/2031 •	24	24
3.155% due 02/15/2027 •	4	4
3.156% due 02/25/2045 •	532	529
3.357% due 10/25/2044 •	1,676	1,687
3.557% due 07/25/2044 •	1,052	1,092
3.640% due 02/01/2035 •	610	639
3.730% due 02/01/2032 •	3	3
3.791% due 02/01/2025 •	4	4
3.896% due 02/01/2032 •	2	2
4.015% due 04/01/2027 •	1	1
4.177% due 02/01/2024 •	13	13
4.208% due 05/01/2032 •	5	6
4.267% due 07/01/2029 •	6	6
4.315% due 06/01/2035 •	1,504	1,575
4.385% due 01/01/2032 •	7	7
4.500% due 06/15/2035 - 09/15/2035	1,617	1,660
5.000% due 01/15/2034	3,335	3,553
5.500% due 08/15/2030 - 10/01/2039	132	139
6.500% due 10/25/2043	589	683

Ginnie Mae
3.125% due (H15T1Y + 1.500%)10/20/2023 - 10/20/2024 ~	28	29
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	28	28
3.375% due 03/20/2025 - 02/20/2030 •	422	423
3.625% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	154	157
3.625% due 04/20/2027 - 04/20/2032 •	88	90
3.750% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	224	230
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	113,148
Residual Funding Corp. STRIPS (a)
0.000% due 01/15/2030	18,000	12,722
Small Business Administration
3.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	61	61
4.500% due 03/01/2023	93	96
4.760% due 09/01/2025	3,298	3,402
4.770% due 04/01/2024	713	734
4.930% due 01/01/2024	428	441
5.240% due 08/01/2023	289	299
7.060% due 11/01/2019	17	18
7.220% due 11/01/2020	37	37

Total U.S. Government Agencies (Cost $149,816)		168,382

U.S. TREASURY OBLIGATIONS 138.5%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	112,736
2.750% due 11/15/2042	110,900	106,274
2.875% due 05/15/2043 (c)	270,960	265,110
3.000% due 05/15/2042 (c)	149,000	149,491
3.125% due 02/15/2043	41,250	42,168
3.625% due 08/15/2043	53,000	58,785
3.750% due 11/15/2043	22,120	25,032
4.375% due 02/15/2038	84,630	103,837
4.375% due 05/15/2040	50,000	61,494
4.500% due 05/15/2038	31,463	39,226
8.000% due 11/15/2021 (e)	44,700	51,490
U.S. Treasury Notes
2.000% due 02/28/2021 (c)	238,400	235,933
2.000% due 08/31/2021	7,000	6,914
2.000% due 07/31/2022 (c)	333,000	327,597
2.000% due 05/31/2024 (c)	103,910	101,127
2.125% due 09/30/2024	27,200	26,588
2.250% due 10/31/2024 (c)	49,610	48,799
2.250% due 11/15/2025	47,400	46,388
2.750% due 02/15/2024	4,870	4,923
2.875% due 05/15/2028 (c)	9,680	9,838

Total U.S. Treasury Obligations (Cost $1,884,113)		1,823,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Bear Stearns Adjustable Rate Mortgage Trust
3.950% due 04/25/2033 ~	91	92
4.035% due 02/25/2033 ~	15	14
4.182% due 04/25/2033 ~	5	5
4.319% due 04/25/2033 ~	47	48
4.543% due 11/25/2034 ~	800	789
4.689% due 01/25/2034 ~	246	249
Bear Stearns ALT-A Trust
2.666% due 02/25/2034 •	1,505	1,497
3.939% due 11/25/2036 ^~	18,081	14,968
4.463% due 11/25/2036 ~	11,718	10,777
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.756% due 08/25/2035 •	360	356
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	443	445
Countrywide Alternative Loan Trust
2.650% due 02/20/2047 ^•	5,082	4,133
2.666% due 02/25/2047 •	491	469
2.680% due 03/20/2046 •	3,760	3,416
2.686% due 05/25/2047 •	2,983	2,893
2.706% due 05/25/2036 •	55	48
2.716% due 05/25/2035 •	662	626
2.786% due 12/25/2035 •	244	236
3.157% due 02/25/2036 •	310	285
5.500% due 03/25/2036 ^	1,364	1,009
Countrywide Home Loan Mortgage Pass-Through Trust
2.833% due 04/25/2035 ~	381	350
2.966% due 05/25/2035 •	1,020	933
3.086% due 04/25/2035 •	146	135
3.166% due 02/25/2035 •	611	616
3.186% due 02/25/2035 •	354	348
3.837% due 09/20/2036 ^~	3,741	3,226

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust
2.730% due 08/19/2045 •	419	401
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •	535	514
GSR Mortgage Loan Trust
3.828% due 04/25/2036 ~	3,142	2,817
HarborView Mortgage Loan Trust
2.600% due 03/19/2037 •	1,312	1,249
2.910% due 05/19/2035 •	1,425	1,383
Impac CMB Trust
3.506% due 07/25/2033 •	40	38
IndyMac Mortgage Loan Trust
3.146% due 02/25/2035 •	2,123	2,096
JPMorgan Mortgage Trust
4.101% due 07/25/2035 ~	603	617
4.140% due 02/25/2036 ^~	734	667
MASTR Adjustable Rate Mortgages Trust
4.131% due 05/25/2034 ~	145	143
Merrill Lynch Mortgage Investors Trust
4.385% due 12/25/2032 •	56	56
Residential Accredit Loans, Inc. Trust
2.915% due 08/25/2035 •	1,030	916
3.517% due 09/25/2045 •	410	384
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	415	457
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	21	22
Sequoia Mortgage Trust
2.820% due 07/20/2033 •	719	693
2.940% due 07/20/2033 •	506	465
3.170% due 10/19/2026 •	285	287
Structured Adjustable Rate Mortgage Loan Trust
3.557% due 01/25/2035 ^•	351	332
Structured Asset Mortgage Investments Trust
2.726% due 05/25/2036 •	15,851	14,345
3.050% due 07/19/2034 •	117	116
3.170% due 03/19/2034 •	230	229
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 05/25/2046 •	476	456
2.518% due 12/25/2046 •	1,006	994
2.579% due 07/25/2046 •	4,841	4,740
2.579% due 08/25/2046 •	11,963	11,643
2.579% due 09/25/2046 •	1,886	1,888
2.579% due 10/25/2046 •	868	831
2.766% due 11/25/2045 •	1,208	1,199
2.776% due 12/25/2045 •	541	537
2.863% due 12/25/2046 •	1,988	1,955
2.887% due 01/25/2047 •	883	886
3.137% due 06/25/2046 •	2,655	2,579
3.157% due 02/25/2046 •	1,941	1,932
3.357% due 11/25/2042 •	391	376
3.770% due 03/25/2034 ~	92	94
Washington Mutual Mortgage Pass-Through Certificates Trust
3.391% due 05/25/2033 ~	41	39
3.686% due 02/25/2033 ~	6	6
4.391% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
4.686% due 11/25/2033 ~	25	26

Total Non-Agency Mortgage-Backed Securities (Cost $115,805)		106,373

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.586% due 05/25/2037 •	25	17
2.975% due 06/15/2031 •	273	251
2.995% due 11/15/2031 •	16	16
Bear Stearns Asset-Backed Securities Trust
2.616% due 04/25/2031 •	1,035	1,460
3.166% due 10/25/2032 •	23	23
CIT Group Home Equity Loan Trust
3.046% due 06/25/2033 •	170	170
Citigroup Global Markets Mortgage Securities, Inc.
3.856% due 01/25/2032 •	125	125
Credit Suisse First Boston Mortgage Securities Corp.
3.126% due 01/25/2032 •	75	73
Credit-Based Asset Servicing & Securitization Trust
2.576% due 01/25/2037 ^•	1,074	467
GE-WMC Mortgage Securities Trust
2.546% due 08/25/2036 •	55	33
GSAMP Trust
2.576% due 12/25/2036 •	532	313
2.686% due 11/25/2035 •	150	27

Home Equity Asset Trust
3.426% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust
2.556% due 10/25/2036 •	137	67
JPMorgan Mortgage Acquisition Trust
2.586% due 08/25/2036 •	34	18
LA Arena Funding LLC
7.656% due 12/15/2026	15	17
Lehman ABS Mortgage Loan Trust
2.596% due 06/25/2037 •	568	407
Long Beach Mortgage Loan Trust
3.066% due 10/25/2034 •	1,548	1,509
MASTR Asset-Backed Securities Trust
2.556% due 11/25/2036 •	97	44
Merrill Lynch Mortgage Investors Trust
2.626% due 02/25/2037 •	327	142
Morgan Stanley ABS Capital, Inc. Trust
2.566% due 05/25/2037 •	250	220
Morgan Stanley IXIS Real Estate Capital Trust
2.556% due 11/25/2036 •	38	18
New Century Home Equity Loan Trust
2.686% due 05/25/2036 •	622	583
Renaissance Home Equity Loan Trust
3.206% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
2.566% due 12/25/2036 ^•	1,702	587
2.586% due 11/25/2036 ^•	546	214
Soundview Home Loan Trust
2.566% due 11/25/2036 •	555	237
2.586% due 06/25/2037 •	301	210

Total Asset-Backed Securities (Cost $10,298)		7,251

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%
		5,027

Total Short-Term Instruments (Cost $5,027)		5,027

Total Investments in Securities (Cost $2,166,109)		2,111,848

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	200,631	1,983

Total Short-Term Instruments (Cost $1,983)		1,983

Total Investments in Affiliates (Cost $1,983)		1,983

Total Investments 160.5% (Cost $2,168,092)		$2,113,831
Financial Derivative Instruments (d) 0.4% (Cost or Premiums, net $19,947)		5,827
Other Assets and Liabilities, net (60.9)%		(802,534)

Net Assets 100.0%		$1,317,124

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	2.000%	12/31/2018	01/02/2019	$5,027	U.S. Treasury Notes 2.875% due 09/30/2023	$(5,130)	$5,027	$5,027

Total Repurchase Agreements						$(5,130)	$5,027	$5,027

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.780%	12/13/2018	01/11/2019	$(147,688)	$(147,916)
BSN	2.337	12/31/2018	01/07/2019	(48,938)	(48,944)
	2.370	12/07/2018	01/07/2019	(42,295)	(42,367)
	2.370	12/07/2018	01/09/2019	(32,312)	(32,367)
	2.380	12/07/2018	01/10/2019	(60,161)	(60,265)
DEU	2.800	12/28/2018	01/11/2019	(18,424)	(18,431)
GRE	2.540	11/14/2018	02/14/2019	(3,205)	(3,216)
IND	2.650	12/07/2018	01/17/2019	(99,883)	(100,075)
RCY	2.500	12/10/2018	01/09/2019	(48,500)	(48,577)
	2.680	12/11/2018	01/14/2019	(118,207)	(118,401)
	2.680	12/13/2018	01/14/2019	(184,710)	(184,985)

Total Reverse Repurchase Agreements					$(805,544)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.420%	10/17/2018	01/17/2019	$(1,648)	$(1,657)

Total Sale-Buyback Transactions					$(1,657)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.6)%
Fannie Mae, TBA	4.000%	02/01/2049	$17,000	$(17,213)	$(17,322)
Fannie Mae, TBA	4.500	02/01/2049	3,000	(3,096)	(3,105)

Total Short Sales (1.6)%				$(20,309)	$(20,427)

(c)	Securities with an aggregate market value of $811,079 have been pledged as collateral under the terms of master agreements as of December 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2018 was $(134,638) at a weighted average interest rate of 2.413%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	$106.500	02/22/2019	11,711	$11,711	$100	$13
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	108.000	02/22/2019	148	148	1	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	110.500	02/22/2019	22	22	0	0
Put - CBOT U.S. Treasury 10-Year Note March 2019 Futures	111.500	02/22/2019	3	3	0	0
Put - CBOT U.S. Treasury 2-Year Note March 2019 Futures	103.500	02/22/2019	362	724	3	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	169.000	02/22/2019	2,152	2,152	18	65
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	171.000	02/22/2019	1,779	1,779	15	27
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	172.000	02/22/2019	431	431	4	7
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	174.000	02/22/2019	337	337	3	0
Call - CBOT U.S. Treasury 30-Year Bond March 2019 Futures	180.000	02/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.000	02/22/2019	16,183	16,183	138	18
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	104.500	02/22/2019	5,781	5,781	50	6
Put - CBOT U.S. Treasury 5-Year Note March 2019 Futures	106.500	02/22/2019	194	194	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond March 2019 Futures	112.000	02/22/2019	398	398	3	0

Total Purchased Options					$337	$136

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2019	161	$34,182	$236	$23	$0
U.S. Treasury 5-Year Note March Futures	03/2019	19,958	2,288,933	37,789	4,989	0
U.S. Treasury 10-Year Note March Futures	03/2019	10,884	1,328,018	31,173	4,252	0
U.S. Treasury 10-Year Ultra March Futures	03/2019	16	2,081	65	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2019	160	25,705	1,350	95	0

				$70,613	$9,366	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2019	4,336	$(633,056)	$(28,963)	$0	$(2,032)

Total Futures Contracts				$41,650	$9,366	$(2,032)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.061%	Semi-Annual	12/21/2019	$445,000	$0	$(3,100)	$(3,100)	$0	$(32)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	17,700	(247)	526	279	0	(65)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,857	(6,614)	13,243	0	(1,307)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	1,907	1,907	0	(239)

Total Swap Agreements						$19,610	$(7,281)	$12,329	$0	$(1,643)

(e)

Securities with an aggregate market value of $37,197 and cash of $1,114 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,065	$0	$1,065
U.S. Government Agencies	0	168,382	0	168,382
U.S. Treasury Obligations	0	1,823,750	0	1,823,750
Non-Agency Mortgage-Backed Securities	0	106,373	0	106,373
Asset-Backed Securities	0	7,251	0	7,251
Short-Term Instruments
Repurchase Agreements	0	5,027	0	5,027
	$0	$2,111,848	$0	$2,111,848

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,983	$0	$0	$1,983

Total Investments	$1,983	$2,111,848	$0	$2,113,831

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,427)	$0	$(20,427)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9,366	$136	$0	$9,502

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2,032)	$(1,643)	$0	$(3,675)

Total Financial Derivative Instruments	$7,334	$(1,507)	$0	$5,827

Totals	$9,317	$2,089,914	$0	$2,099,231

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC, PIMCO Short Asset Portfolio Subsidiary, LLC, PIMCO Short-Term Floating NAV III Subsidiary, LLC, MLM 766, LLC and MLM 700, LLC the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”). In order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	% of Fund Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	30.88%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	17.65%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	10.05%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	14.73%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	13.12%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	21.27%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	20.71%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	0.05%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	14.16%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are

considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2018 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$1,047,694	$206,280	$(510,338)	$31,082	$(214,552)	$560,166	$111,090	$0
PIMCO CommodityRealReturn Strategy Fund®	212,473	62,265	(24,400)	(7,444)	(34,292)	208,602	10,755	0
PIMCO Dynamic Bond Fund	0	331,719	(55,397)	(292)	(3,029)	273,001	4,360	0
PIMCO Emerging Local Bond Fund	1,328,704	181,360	(242,838)	(51,557)	(222,555)	993,114	51,120	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	2,750,039	273,048	(507,928)	(75,154)	(365,360)	2,074,645	230,836	0
PIMCO Extended Duration Fund	584,921	252,220	(32,551)	(1,620)	(5,357)	797,613	22,482	0
PIMCO Government Money Market Fund	64,136	2,242,927	(2,209,471)	0	(1)	97,591	1,007	0
PIMCO High Yield Fund	110,575	98,732	(23,155)	771	(8,168)	178,755	4,882	0
PIMCO High Yield Spectrum Fund	304,186	22,925	(29,043)	(574)	(21,913)	275,581	13,389	0
PIMCO Income Fund	1,302,263	177,390	(469,655)	6,365	(56,409)	959,954	51,967	0
PIMCO Investment Grade Credit Bond Fund	429,512	27,423	(79,639)	(3,324)	(11,787)	362,185	12,682	0
PIMCO Long Duration Total Return Fund	245,831	20,426	(28,188)	(1,556)	(10,307)	226,206	9,602	0
PIMCO Long-Term Real Return Fund	83,028	11,860	(14,048)	(458)	(5,018)	75,364	1,949	0
PIMCO Long-Term U.S. Government Fund	753,324	59,854	(174,861)	(13,492)	4,450	629,275	16,995	0
PIMCO Low Duration Fund	823,388	1,099,083	(987,975)	(5,277)	(7,033)	922,186	17,113	0
PIMCO Mortgage Opportunities and Bond Fund	135,458	6,007	(9,961)	(14)	(2,850)	128,640	4,597	0
PIMCO RAE Emerging Markets Fund	1,082,547	421,045	(59,182)	(5,831)	(286,431)	1,152,148	116,352	0
PIMCO RAE Fundamental Advantage PLUS Fund	997,539	187,040	(147,422)	(5,412)	(16,654)	1,015,091	5,850	0
PIMCO RAE Low Volatility PLUS EMG Fund	765,727	125,633	(188,794)	11,876	(145,024)	569,418	81,640	0
PIMCO RAE Low Volatility PLUS Fund	51,709	1,923	(54,835)	5,915	(4,712)	0	1,924	0
PIMCO RAE Low Volatility PLUS International Fund	347,527	93,921	(24,076)	(764)	(117,830)	298,778	93,921	0
PIMCO RAE PLUS EMG Fund	1,572,180	923,060	(79,858)	(22,019)	(332,423)	2,060,940	52,408	0
PIMCO RAE PLUS International Fund	341,918	107,481	(252,604)	57,843	(97,347)	157,291	29,277	0
PIMCO RAE Worldwide Long/Short PLUS Fund	674,736	433,200	(45,465)	(19)	16,329	1,078,781	4,005	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	194,344	0	0	0	(32,268)	162,076	4,840	0
PIMCO Real Return Fund	514,461	8,875	(253,823)	(8,190)	(3,081)	258,242	8,876	0
PIMCO RealEstateRealReturn Strategy Fund	858,594	119,056	(307,637)	(670)	24,737	694,080	5,873	0
PIMCO Senior Floating Rate Fund	625,744	11,231	(634,443)	(3,819)	1,287	0	10,030	0
PIMCO Short-Term Floating NAV Portfolio III	156	729,988	(646,030)	7	0	84,121	88	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	569,463	153,631	(124,963)	16,670	(90,933)	523,868	39,356	0
PIMCO StocksPLUS® International Fund (Unhedged)	150,440	1,230	(148,833)	13,134	(15,971)	0	1,230	0
PIMCO Total Return Fund	826,059	335,866	(779,591)	(30,390)	6,928	358,872	18,947	0
PIMCO TRENDS Managed Futures Strategy Fund	55,813	138,741	(17,391)	(1,142)	9,735	185,756	355	0
Totals	$19,804,489	$8,865,440	$(9,164,395)	$(95,355)	$(2,047,839)	$17,362,340	$1,039,798	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Global Advantage® Strategy Bond Fund	$0	$22,367	$(21,990)	$(377)	$0	$0	$192	$0
PIMCO CommoditiesPLUS® Strategy Fund	499,092	92,001	(257,273)	19,665	(105,400)	248,085	51,582	0
PIMCO CommodityRealReturn Strategy Fund®	83,369	5,226	(18,652)	(6,316)	(6,970)	56,657	3,612	0
PIMCO Dynamic Bond Fund	0	148,760	(45,985)	(297)	(983)	101,495	1,695	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,065,854	95,079	(229,509)	(30,596)	(136,779)	764,049	85,570	0
PIMCO Emerging Local Bond Fund	553,142	66,249	(148,913)	(51,786)	(61,641)	357,051	20,547	0
PIMCO Extended Duration Fund	174,255	92,480	(39,596)	(1,092)	(318)	225,729	6,744	0
PIMCO Government Money Market Fund	26,238	2,430,295	(2,391,978)	0	0	64,555	638	0
PIMCO High Yield Fund	34,464	34,575	(13,465)	1,364	(3,446)	53,492	1,413	0
PIMCO High Yield Spectrum Fund	164,812	8,665	(48,514)	(2,229)	(7,594)	115,140	6,597	0
PIMCO Income Fund	570,791	168,912	(286,794)	4,759	(27,673)	429,995	24,080	0
PIMCO Investment Grade Credit Bond Fund	162,822	5,728	(58,072)	(2,950)	(2,227)	105,301	4,159	0
PIMCO Long Duration Total Return Fund	90,476	5,090	(19,660)	(1,871)	(2,100)	71,935	3,252	0
PIMCO Long-Term Real Return Fund	17,152	2,013	(18,870)	1,029	(1,324)	0	301	0
PIMCO Long-Term U.S. Government Fund	220,623	4,374	(79,982)	(1,258)	(2,166)	141,591	4,373	0
PIMCO Low Duration Fund	407,292	521,689	(502,485)	(3,006)	(3,056)	420,434	7,804	0
PIMCO Mortgage Opportunities and Bond Fund	69,386	2,500	(25,475)	224	(1,346)	45,289	1,965	0
PIMCO RAE Emerging Markets Fund	584,001	167,862	(109,620)	(10,021)	(133,564)	498,658	51,803	0
PIMCO RAE Fundamental Advantage PLUS Fund	392,739	51,001	(76,885)	(251)	(7,504)	359,100	2,082	0
PIMCO RAE International Fund	68,782	19,424	(50,757)	3,612	(8,814)	32,247	1,836	0
PIMCO RAE Low Volatility PLUS EMG Fund	338,979	53,100	(102,493)	4,811	(61,328)	233,069	34,403	0
PIMCO RAE Low Volatility PLUS Fund	143,161	63,413	(96,716)	1,449	(27,084)	84,223	28,418	0
PIMCO RAE Low Volatility PLUS International Fund	283,873	48,009	(134,660)	12,016	(69,625)	139,613	48,008	0
PIMCO RAE PLUS EMG Fund	672,025	296,317	(86,235)	(14,686)	(123,594)	743,827	20,286	0
PIMCO RAE PLUS International Fund	159,250	140,198	(62,005)	3,412	(55,851)	185,004	31,453	0
PIMCO RAE US Small Fund	0	85,682	(18,029)	(529)	(12,549)	54,575	4,108	0
PIMCO RAE Worldwide Long/Short PLUS Fund	288,788	178,776	(77,638)	1,913	8,219	400,058	1,604	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	146,213	0	0	0	(24,277)	121,936	3,642	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	46,775	1	0	0	(3,698)	43,078	858	0
PIMCO Real Return Fund	172,300	2,393	(119,023)	(3,529)	636	52,777	2,393	0
PIMCO RealEstateRealReturn Strategy Fund	501,477	66,187	(238,400)	4,132	15,373	348,769	3,161	0
PIMCO Senior Floating Rate Fund	352,802	6,227	(357,519)	(2,687)	1,177	0	5,458	0
PIMCO Short-Term Floating NAV Portfolio III	104	53,408	(53,350)	(1)	0	161	8	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,509	32,856	(100,667)	19,345	(46,764)	215,279	17,036	0
PIMCO StocksPLUS® International Fund (Unhedged)	123,517	20,405	(74,632)	6,788	(22,713)	53,365	8,790	0
PIMCO StocksPLUS® Short Fund	1,942,154	141,642	(621,881)	(386,375)	433,362	1,508,902	14,279	0
PIMCO Total Return Fund	535,141	236,465	(509,703)	(11,474)	(837)	249,592	10,127	0
PIMCO TRENDS Managed Futures Strategy Fund	49,614	143	(49,087)	(3,285)	2,615	0	144	0
Totals	$11,251,972	$5,369,512	$(7,146,513)	$(450,097)	$(499,843)	$8,525,031	$514,421	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$232,787	$28,678	$(18,846)	$(3,056)	$(44,402)	$195,161	$9,634	$0
PIMCO Emerging Markets Bond Fund	103,107	14,787	(7,462)	(539)	(7,022)	102,871	3,350	0
PIMCO Emerging Markets Corporate Bond Fund	84,510	7,836	(6,305)	(278)	(2,842)	82,921	3,099	0
PIMCO Short-Term Floating NAV Portfolio III	3,497	60,864	(62,000)	1	0	2,362	65	0
Totals	$423,901	$112,165	$(94,613)	$(3,872)	$(54,266)	$383,315	$16,148	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS® Long/Short Fund	$10,657	$770	$0	$0	$(664)	$10,763	$770	$0
PIMCO Income Fund	40,058	1,922	0	0	(1,581)	40,399	1,669	0
PIMCO Mortgage Opportunities and Bond Fund	22,778	799	0	0	(505)	23,072	798	0
PIMCO Preferred and Capital Securities Fund	14,138	628	0	0	(1,150)	13,616	628	0
PIMCO RAE PLUS Fund	19,857	2,166	0	0	(3,498)	18,525	2,166	0
PIMCO Real Return Limited Duration Fund	1,855	24	(1,850)	(52)	23	0	26	0
PIMCO Senior Floating Rate Fund	0	8,045	0	0	(17)	8,028	9	0
PIMCO Short-Term Floating NAV Portfolio III	1,157	163,790	(162,200)	2	0	2,749	190	0
Totals	$110,500	$178,144	$(164,050)	$(50)	$(7,392)	$117,152	$6,256	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$124,445	$19,263	$(37,487)	$(7,616)	$(12,533)	$86,072	$9,785	$0
PIMCO Senior Floating Rate Fund	0	15,978	0	0	(34)	15,944	18	0
PIMCO Short-Term Floating NAV Portfolio III	7,340	500,203	(502,900)	(6)	0	4,637	204	0
Totals	$131,785	$535,444	$(540,387)	$(7,622)	$(12,567)	$106,653	$10,007	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$11	$4,408	$(412)	$(48)	$(866)	$3,093	$345	$0
PIMCO Credit Opportunities Bond Fund	8,713	10,827	(3,340)	(65)	(579)	15,556	467	0
PIMCO Dynamic Bond Fund	5,843	3,712	(1,434)	(16)	(83)	8,022	190	0
PIMCO EqS® Long/Short Fund	22,908	1,950	(13,997)	(221)	(151)	10,489	808	0
PIMCO Mortgage Opportunities and Bond Fund	5,865	2,161	(1,558)	(7)	(131)	6,330	222	0
PIMCO Preferred and Capital Securities Fund	0	3,117	(238)	(14)	(166)	2,699	75	0
PIMCO RAE Worldwide Long/Short PLUS Fund	18,743	3,556	(9,587)	(45)	748	13,415	57	0
PIMCO RealEstateRealReturn Strategy Fund	5,907	226	(3,575)	27	252	2,837	30	0
PIMCO Short-Term Floating NAV Portfolio III	8,363	35,167	(33,100)	1	0	10,431	168	0
PIMCO TRENDS Managed Futures Strategy Fund	20,438	1,922	(12,333)	(191)	596	10,432	48	0
Totals	$96,791	$67,046	$(79,574)	$(579)	$(380)	$83,304	$2,410	$0

PIMCO REALPATH® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$352	$36	$(98)	$(4)	$(55)	$231	$17	$0
PIMCO Emerging Local Bond Fund	395	82	(115)	(13)	(60)	289	17	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	962	0	0	(5)	957	14	0
PIMCO High Yield Fund	805	49	(238)	0	(40)	576	31	0
PIMCO Income Fund	2,375	307	(796)	(8)	(83)	1,795	95	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	861	75	(257)	4	(16)	667	20	0
PIMCO Long Duration Total Return Fund	641	47	(249)	(24)	(8)	407	25	0
PIMCO Long-Term Credit Bond Fund	642	54	(236)	(16)	(38)	406	30	0
PIMCO Long-Term Real Return Fund	861	42	(305)	(14)	(45)	539	20	0
PIMCO Real Return Fund	1,344	179	(447)	(2)	(46)	1,028	29	0
PIMCO RealEstateRealReturn Strategy Fund	499	50	(216)	8	1	342	4	0
PIMCO Short Asset Investment Fund	135	840	0	0	(5)	970	15	0
PIMCO Short-Term Floating NAV Portfolio III	3,076	9,823	(12,600)	1	0	300	23	0
PIMCO StocksPLUS® Fund	3,683	784	(1,428)	88	(694)	2,433	498	0
PIMCO Total Return Fund	1,583	203	(527)	(9)	(30)	1,220	38	0
Totals	$17,252	$13,533	$(17,512)	$11	$(1,124)	$12,160	$876	$0

PIMCO REALPATH® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$309	$57	$(119)	$(8)	$(47)	$192	$15	$0
PIMCO Emerging Local Bond Fund	280	69	(106)	(13)	(39)	191	13	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,209	0	0	(6)	1,203	18	0
PIMCO High Yield Fund	558	24	(178)	(3)	(28)	373	23	0
PIMCO Income Fund	1,448	149	(543)	(2)	(57)	995	60	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	482	12	(153)	4	(10)	335	12	0
PIMCO Long Duration Total Return Fund	728	66	(280)	(18)	(19)	477	29	0
PIMCO Long-Term Credit Bond Fund	730	55	(248)	(18)	(43)	476	36	0
PIMCO Long-Term Real Return Fund	976	96	(374)	(13)	(54)	631	23	0
PIMCO Real Return Fund	752	39	(250)	(4)	(23)	514	16	0
PIMCO RealEstateRealReturn Strategy Fund	558	5	(218)	4	0	349	4	0
PIMCO Short Asset Investment Fund	0	1,227	(27)	0	(6)	1,194	18	0
PIMCO Short-Term Floating NAV Portfolio III	3,577	3,724	(7,298)	1	0	4	24	0
PIMCO StocksPLUS® Fund	3,995	929	(1,650)	91	(855)	2,510	599	0
PIMCO Total Return Fund	887	67	(317)	(7)	(14)	616	22	0
Totals	$15,280	$7,728	$(11,761)	$14	$(1,201)	$10,060	$912	$0

PIMCO REALPATH® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$536	$53	$(128)	$(7)	$(86)	$368	$25	$0
PIMCO Emerging Local Bond Fund	397	62	(80)	(8)	(66)	305	18	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	2,490	0	0	(13)	2,477	37	0
PIMCO High Yield Fund	790	36	(191)	(15)	(28)	592	32	0
PIMCO Income Fund	1,893	152	(510)	(1)	(75)	1,459	77	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	597	15	(140)	(2)	(6)	464	14	0
PIMCO Long Duration Total Return Fund	1,121	75	(276)	(14)	(41)	865	44	0
PIMCO Long-Term Credit Bond Fund	1,123	87	(241)	(20)	(73)	876	55	0
PIMCO Long-Term Real Return Fund	1,503	97	(347)	(12)	(90)	1,151	35	0
PIMCO Real Return Fund	931	22	(206)	(8)	(24)	715	20	0
PIMCO RealEstateRealReturn Strategy Fund	1,111	36	(379)	10	3	781	8	0
PIMCO Short Asset Investment Fund	1,849	676	0	0	(11)	2,514	45	0
PIMCO Short-Term Floating NAV Portfolio III	3,157	9,031	(12,100)	1	0	89	31	0
PIMCO StocksPLUS® Fund	7,961	1,664	(2,583)	197	(1,634)	5,605	1,156	0
PIMCO Total Return Fund	1,098	60	(279)	(6)	(18)	855	27	0
Totals	$24,067	$14,556	$(17,460)	$115	$(2,162)	$19,116	$1,624	$0

PIMCO REALPATH® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$269	$42	$(68)	$(8)	$(44)	$191	$14	$0
PIMCO Emerging Local Bond Fund	175	53	(56)	(5)	(29)	138	8	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,463	0	0	(8)	1,455	20	0
PIMCO High Yield Fund	348	32	(92)	(3)	(18)	267	15	0
PIMCO Income Fund	766	148	(287)	(2)	(31)	594	33	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	226	22	(63)	(1)	(3)	181	6	0
PIMCO Long Duration Total Return Fund	410	71	(128)	(7)	(14)	332	18	0
PIMCO Long-Term Credit Bond Fund	410	70	(116)	(10)	(26)	328	22	0
PIMCO Long-Term Real Return Fund	543	115	(186)	(6)	(34)	432	14	0
PIMCO Real Return Fund	354	42	(104)	(4)	(9)	279	8	0
PIMCO RealEstateRealReturn Strategy Fund	641	80	(261)	0	2	462	5	0
PIMCO Short Asset Investment Fund	2,416	35	(968)	(3)	(2)	1,478	35	0
PIMCO Short-Term Floating NAV Portfolio III	1,455	2,921	(4,350)	0	0	26	20	0
PIMCO StocksPLUS® Fund	4,591	1,307	(1,592)	(69)	(928)	3,309	767	0
PIMCO Total Return Fund	411	78	(146)	(3)	(7)	333	11	0
Totals	$13,015	$6,479	$(8,417)	$(121)	$(1,151)	$9,805	$996	$0

PIMCO REALPATH® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$377	$64	$(65)	$(4)	$(67)	$305	$19	$0
PIMCO Emerging Local Bond Fund	202	67	(44)	(3)	(43)	179	9	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	2,472	0	0	(14)	2,458	35	0
PIMCO High Yield Fund	403	18	(50)	(4)	(19)	348	17	0
PIMCO Income Fund	841	123	(180)	(1)	(34)	749	36	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	237	6	(27)	0	(3)	213	6	0
PIMCO Long Duration Total Return Fund	401	40	(55)	(3)	(17)	366	17	0
PIMCO Long-Term Credit Bond Fund	402	44	(48)	(5)	(30)	363	21	0
PIMCO Long-Term Real Return Fund	536	78	(98)	(7)	(32)	477	13	0
PIMCO Real Return Fund	370	31	(60)	(2)	(10)	329	8	0
PIMCO RealEstateRealReturn Strategy Fund	999	95	(291)	5	4	812	8	0
PIMCO Short Asset Investment Fund	3,125	51	(673)	(2)	(7)	2,494	52	0
PIMCO Short-Term Floating NAV Portfolio III	2,743	6,127	(8,700)	1	0	171	27	0
PIMCO StocksPLUS® Fund	7,162	1,723	(1,685)	69	(1,461)	5,808	1,105	0
PIMCO Total Return Fund	437	73	(108)	(1)	(8)	393	11	0
Totals	$18,235	$11,012	$(12,084)	$43	$(1,741)	$15,465	$1,384	$0

PIMCO REALPATH® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$209	$57	$(76)	$(10)	$(32)	$148	$11	$0
PIMCO Emerging Local Bond Fund	84	22	(32)	(1)	(17)	56	4	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,555	0	0	(9)	1,546	20	0
PIMCO High Yield Fund	167	38	(68)	(3)	(8)	126	7	0
PIMCO Income Fund	340	85	(150)	(4)	(11)	260	15	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93	24	(43)	1	(2)	73	3	0
PIMCO Long Duration Total Return Fund	179	32	(78)	(4)	(5)	124	8	0
PIMCO Long-Term Credit Bond Fund	179	42	(74)	(6)	(10)	131	10	0
PIMCO Long-Term Real Return Fund	242	46	(96)	(3)	(15)	174	6	0
PIMCO Real Return Fund	146	32	(61)	(2)	(3)	112	3	0
PIMCO RealEstateRealReturn Strategy Fund	614	115	(305)	5	1	430	5	0
PIMCO Short Asset Investment Fund	2,620	38	(1,234)	(4)	(1)	1,419	38	0
PIMCO Short-Term Floating NAV Portfolio III	986	2,815	(3,788)	0	0	13	15	0
PIMCO StocksPLUS® Fund	4,397	1,508	(1,964)	2	(897)	3,046	696	0
PIMCO Total Return Fund	172	44	(79)	(1)	(3)	133	4	0
Totals	$10,428	$6,453	$(8,048)	$(30)	$(1,012)	$7,791	$845	$0

PIMCO REALPATH® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$378	$92	$(89)	$(9)	$(67)	$305	$20	$0
PIMCO Emerging Local Bond Fund	115	179	(192)	25	(27)	100	5	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	2,825	0	0	(16)	2,809	38	0
PIMCO High Yield Fund	229	305	(328)	0	(13)	193	9	0
PIMCO Income Fund	453	66	(126)	(3)	(17)	373	19	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	135	3	(29)	1	(3)	107	3	0
PIMCO Long Duration Total Return Fund	284	34	(67)	(4)	(11)	236	12	0
PIMCO Long-Term Credit Bond Fund	285	35	(61)	(5)	(19)	235	15	0
PIMCO Long-Term Real Return Fund	388	34	(83)	(3)	(25)	311	9	0
PIMCO Real Return Fund	189	25	(44)	(1)	(5)	164	4	0
PIMCO RealEstateRealReturn Strategy Fund	1,133	201	(397)	(1)	5	941	9	0
PIMCO Short Asset Investment Fund	4,391	66	(1,595)	(5)	(5)	2,852	66	0
PIMCO Short-Term Floating NAV Portfolio III	2,296	8,227	(10,400)	1	0	124	28	0
PIMCO StocksPLUS® Fund	8,108	2,536	(2,253)	(198)	(1,527)	6,666	1,326	0
PIMCO Total Return Fund	223	31	(52)	(1)	(4)	197	6	0
Totals	$18,607	$14,659	$(15,716)	$(203)	$(1,734)	$15,613	$1,569	$0

PIMCO REALPATH® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$108	$37	$(12)	$(1)	$(22)	$110	$6	$0
PIMCO Emerging Local Bond Fund	32	9	0	0	(7)	34	1	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	863	0	0	(4)	859	12	0
PIMCO High Yield Fund	63	10	0	0	(4)	69	3	0
PIMCO Income Fund	125	42	(28)	(1)	(4)	134	6	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	37	0	0	0	0	37	1	0
PIMCO Long Duration Total Return Fund	79	17	(7)	0	(4)	85	4	0
PIMCO Long-Term Credit Bond Fund	79	17	0	0	(7)	89	4	0
PIMCO Long-Term Real Return Fund	108	30	(18)	(2)	(7)	111	3	0
PIMCO Real Return Fund	52	11	0	0	(2)	61	1	0
PIMCO RealEstateRealReturn Strategy Fund	313	81	(58)	(2)	3	337	3	0
PIMCO Short Asset Investment Fund	461	415	0	0	(4)	872	14	0
PIMCO Short-Term Floating NAV Portfolio III	1,289	811	(1,692)	0	0	408	11	0
PIMCO StocksPLUS® Fund	2,244	964	(319)	(13)	(488)	2,388	388	0
PIMCO Total Return Fund	62	14	(8)	0	(1)	67	2	0
Totals	$5,052	$3,321	$(2,142)	$(19)	$(551)	$5,661	$459	$0

PIMCO REALPATH® Income Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$331	$63	$(95)	$(8)	$(54)	$237	$16	$0
PIMCO Emerging Local Bond Fund	419	109	(142)	(15)	(63)	308	19	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	790	0	0	(4)	786	12	0
PIMCO High Yield Fund	820	94	(245)	(5)	(42)	622	34	0
PIMCO Income Fund	2,614	380	(930)	(18)	(73)	1,973	110	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	976	101	(320)	3	(17)	743	25	0
PIMCO Long Duration Total Return Fund	493	67	(163)	(9)	(16)	372	21	0
PIMCO Long-Term Credit Bond Fund	494	76	(155)	(12)	(31)	372	25	0
PIMCO Long-Term Real Return Fund	664	91	(213)	(9)	(39)	494	16	0
PIMCO Real Return Fund	1,524	176	(501)	(9)	(45)	1,145	33	0
PIMCO RealEstateRealReturn Strategy Fund	431	48	(150)	3	1	333	3	0
PIMCO Short Asset Investment Fund	0	802	0	0	(4)	798	12	0
PIMCO Short-Term Floating NAV Portfolio III	2,974	3,224	(5,831)	1	0	368	24	0
PIMCO StocksPLUS® Fund	3,158	1,082	(1,241)	(42)	(598)	2,359	496	0
PIMCO Total Return Fund	1,793	258	(646)	(14)	(32)	1,359	45	0
Totals	$16,691	$7,361	$(10,632)	$(134)	$(1,017)	$12,269	$891	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$405,665	$9,453	$0	$0	$(3,309)	$411,809	$9,452	$0
PIMCO Diversified Income Fund	29,780	694	0	0	(243)	30,231	694	0
PIMCO Dynamic Bond Fund	353,300	8,232	0	0	(2,882)	358,650	8,232	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	201,490	199,453	(205,000)	(920)	(1,387)	193,636	7,453	0
PIMCO Extended Duration Fund	21,080	491	0	0	(172)	21,399	491	0
PIMCO Global Advantage® Strategy Bond Fund	1,842	43	0	0	(15)	1,870	43	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	32,772	764	0	0	(267)	33,269	764	0
PIMCO Global Bond Opportunities Fund (Unhedged)	6,344	71	(5,000)	(6)	(2)	1,407	70	0
PIMCO High Yield Fund	0	176,815	(101,389)	136	(698)	74,864	1,893	0
PIMCO High Yield Spectrum Fund	0	10,149	(10,146)	(3)	0	0	163	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	388,843	9,061	0	0	(3,172)	394,732	9,060	0
PIMCO International Bond Fund (Unhedged)	62,911	1,466	0	0	(513)	63,864	1,466	0
PIMCO Long Duration Total Return Fund	106,807	2,489	(1)	0	(871)	108,424	2,489	0
PIMCO Long-Term U.S. Government Fund	43,756	1,020	0	0	(357)	44,419	1,020	0
PIMCO Low Duration Fund	848,284	17,915	(260,718)	(89)	(4426)	600,966	17,915	0
PIMCO Low Duration Fund II	49,762	1,160	(1)	0	(406)	50,515	1,160	0
PIMCO Moderate Duration Fund	88,084	2,052	0	0	(718)	89,418	2,052	0
PIMCO RAE Fundamental Advantage PLUS Fund	211,914	4,938	0	0	(1,728)	215,124	4,938	0
PIMCO RAE Low Volatility PLUS EMG Fund	174,997	3,629	(51,922)	39	(983)	125,760	3,629	0
PIMCO RAE Low Volatility PLUS Fund	27,198	412	(27,596)	(37)	23	0	459	0
PIMCO RAE Low Volatility PLUS International Fund	80,090	1,724	(34,582)	(198)	(312)	46,722	1,724	0
PIMCO RAE PLUS EMG Fund	286,353	6,673	0	0	(2,336)	290,690	6,672	0
PIMCO RAE PLUS Fund	264,100	6,154	0	0	(2,154)	268,100	6,154	0
PIMCO RAE PLUS International Fund	55,691	90	(55,839)	67	(9)	0	104	0
PIMCO RAE PLUS Small Fund	13,717	320	0	0	(112)	13,925	320	0
PIMCO RAE Worldwide Long/Short PLUS Fund	150,138	3,499	0	0	(1,225)	152,412	3,498	0
PIMCO Short Asset Investment Fund	0	710,515	(61,000)	7	(5,810)	643,712	7,515	0
PIMCO Short-Term Fund	2,790,043	3,639,435	(4,660,070)	(3,584)	(9,980)	1,755,844	78,435	0
PIMCO StocksPLUS® Absolute Return Fund	235,778	5,494	0	0	(1,923)	239,349	5,494	0
PIMCO StocksPLUS® Fund	149,001	3,089	(73,669)	(309)	(510)	77,602	3,090	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	472,154	11,002	(1)	0	(3,851)	479,304	11,002	0
PIMCO StocksPLUS® International Fund (Unhedged)	270,753	6,309	(1)	0	(2,208)	274,853	6,309	0
PIMCO StocksPLUS® Short Fund	327,923	7,641	0	0	(2,675)	332,889	7,641	0
PIMCO StocksPLUS® Small Fund	190,892	4,448	0	0	(1,557)	193,783	4,448	0
PIMCO Total Return Fund	6,558,759	199,992	(1,000,000)	(6,315)	(44,048)	5,708,388	150,000	0
PIMCO Total Return Fund II	48,862	1,034	(16,583)	(21)	(253)	33,039	1,034	0
PIMCO Total Return Fund IV	67,748	883	(51,700)	(9)	(74)	16,848	883	0
PIMCO TRENDS Managed Futures Strategy Fund	9,104	15,418	0	0	(209)	24,313	418	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO ABS and Short-Term Investments Portfolio	$783,194	$1,420,816	$(1,434,001)	$(46)	$109	$770,072	$14,016	$0
PIMCO California Intermediate Municipal Bond Fund	7,283	69,668	(66,200)	(5)	1	10,747	169	0
PIMCO California Municipal Bond Fund	1,233	17,643	(16,500)	(1)	0	2,375	43	0
PIMCO California Short Duration Municipal Income Fund	3,091	97,126	(94,900)	1	2	5,320	126	0
PIMCO CommoditiesPLUS® Strategy Fund	192,737	1,873,471	(2,065,400)	84	(11)	881	6,371	0
PIMCO CommodityRealReturn Strategy Fund®	250	2,611,930	(2,594,400)	11	0	17,791	1,131	0
PIMCO Credit Opportunities Bond Fund	14,629	331,637	(265,301)	(5)	3	80,963	1,237	0
PIMCO Diversified Income Fund	187,570	772,223	(755,899)	36	30	203,960	5,623	0
PIMCO Dynamic Bond Fund	9,707	1,433,551	(1,404,400)	(50)	5	38,813	2,851	0
PIMCO EM Bond and Short-Term Investments Portfolio	205,568	438,888	(443,900)	(81)	32	200,507	4,188	0
PIMCO Emerging Local Bond Fund	366,153	1,941,387	(2,236,800)	33	1	70,774	4,886	0
PIMCO Emerging Markets Bond Fund	164,797	720,773	(751,001)	29	13	134,611	2,073	0
PIMCO Emerging Markets Corporate Bond Fund	2,693	49,425	(45,800)	1	1	6,320	25	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	975,022	2,336,297	(3,204,401)	340	(4)	107,254	10,697	0
PIMCO Extended Duration Fund	983	347,504	(225,300)	(4)	20	123,203	304	0
PIMCO Global Advantage® Strategy Bond Fund	68	93,430	(93,450)	0	0	48	30	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	404	359,503	(286,301)	15	15	73,636	403	0
PIMCO Global Bond Opportunities Fund (Unhedged)	6,433	165,744	(160,045)	(1)	0	12,131	44	0
PIMCO GNMA and Government Securities Fund	3,340	261,510	(242,300)	6	4	22,560	209	0
PIMCO High Yield and Short-Term Investments Portfolio	51,688	178,087	(172,200)	24	8	57,607	686	0
PIMCO High Yield Fund	678,910	1,393,088	(1,455,800)	21	102	616,321	10,988	0
PIMCO High Yield Municipal Bond Fund	73,484	627,122	(623,000)	(9)	13	77,610	1,621	0
PIMCO High Yield Spectrum Fund	87,813	346,783	(367,402)	14	12	67,220	1,083	0
PIMCO Income Fund	3,184,492	49,698,802	(52,879,400)	(426)	(437)	3,031	45,801	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	156,482	2,308,850	(2,284,901)	175	(5)	180,601	4,150	0
PIMCO International Bond Fund (Unhedged)	15,034	328,998	(343,910)	3	(2)	123	98	0
PIMCO International Portfolio	4	739,229	(608,000)	10	0	131,243	1,629	0
PIMCO Investment Grade Credit Bond Fund	69,163	1,350,368	(1,419,410)	5	(1)	125	667	0
PIMCO Investment Grade Credit Bond Portfolio	342,934	711,622	(1,047,600)	127	(49)	7,034	1,322	0
PIMCO Long Duration Credit Bond Portfolio	601,071	7,067,847	(6,874,700)	72	145	794,435	7,047	0
PIMCO Long Duration Total Return Fund	54,158	811,155	(846,499)	5	(3)	18,816	155	0
PIMCO Long-Term Credit Bond Fund	34,346	1,102,168	(1,107,500)	28	6	29,048	668	0
PIMCO Long-Term Real Return Fund	4,326	174,877	(177,501)	(3)	0	1,699	77	0
PIMCO Long-Term U.S. Government Fund	2,553	468,350	(470,701)	51	0	253	250	0
PIMCO Low Duration Fund	170,289	5,381,755	(5,549,500)	197	(21)	2,720	6,955	0
PIMCO Low Duration Fund II	65,252	536	(65,600)	10	16	214	535	0
PIMCO Low Duration Income Fund	31,481	3,157,007	(2,658,800)	(37)	52	529,703	3,907	0
PIMCO Moderate Duration Fund	52,435	567,082	(619,400)	13	(7)	123	682	0
PIMCO Mortgage and Short-Term Investments Portfolio	15,798	1,388,361	(1,397,801)	34	(1)	6,391	2,661	0
PIMCO Mortgage Opportunities and Bond Fund	342,528	2,136,090	(2,415,600)	(150)	(9)	62,859	7,590	0
PIMCO Mortgage-Backed Securities Fund	3,838	64,125	(65,000)	1	0	2,964	25	0
PIMCO Municipal Bond Fund	45,745	361,103	(339,801)	(8)	16	67,055	802	0
PIMCO Municipal Portfolio	3,459	36,118	(24,200)	1	0	15,378	218	0
PIMCO National Intermediate Municipal Bond Fund	7,248	27,894	(29,400)	2	1	5,745	94	0
PIMCO New York Municipal Bond Fund	23,620	89,357	(97,200)	(3)	3	15,777	357	0
PIMCO Preferred and Capital Securities Fund	147	3	(1)	0	0	149	3	0
PIMCO RAE Fundamental Advantage PLUS Fund	226,394	468,569	(419,100)	30	34	275,927	5,969	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,654	554,659	(555,400)	(8)	0	905	259	0
PIMCO RAE Low Volatility PLUS Fund	41,309	102,940	(123,600)	2	(3)	20,648	940	0
PIMCO RAE Low Volatility PLUS International Fund	5,620	394,135	(361,700)	30	7	38,092	1,135	0
PIMCO RAE PLUS EMG Fund	424,181	1,289,354	(1,118,400)	(38)	62	595,159	11,653	0
PIMCO RAE PLUS Fund	238,161	717,853	(603,300)	(37)	22	352,699	7,453	0
PIMCO RAE PLUS International Fund	58,771	441,648	(373,100)	22	(2)	127,339	748	0
PIMCO RAE PLUS Small Fund	16,024	53,637	(41,200)	(3)	3	28,461	437	0
PIMCO RAE Worldwide Long/Short PLUS Fund	151	675,324	(464,601)	(129)	13	210,758	3,324	0
PIMCO Real Return Fund	175	3,911,204	(3,861,700)	(44)	10	49,645	1,104	0
PIMCO Real Return Portfolio	2,950	6,811	(9,601)	1	(1)	160	10	0
PIMCO RealEstateRealReturn Strategy Fund	5,972	747,793	(753,000)	3	0	768	193	0
PIMCO Senior Floating Rate Fund	62,416	929,365	(947,800)	35	(4)	44,012	1,264	0
PIMCO Short Asset Investment Fund	189,891	3,975,422	(3,920,400)	25	26	244,964	3,023	0
PIMCO Short Duration Municipal Income Fund	10,467	140,259	(144,700)	(4)	0	6,022	159	0
PIMCO Short-Term Fund	1,619,315	5,761,913	(7,059,200)	448	(52)	322,424	10,813	0
PIMCO Short-Term Portfolio	108,701	294,329	(275,900)	(12)	14	127,132	1,929	0
PIMCO StocksPLUS® Absolute Return Fund	300,983	338,194	(352,400)	(79)	42	286,740	7,294	0
PIMCO StocksPLUS® Fund	103,417	382,928	(464,500)	13	(3)	21,855	2,227	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11,801	1,360,110	(1,364,300)	(53)	0	7,558	2,310	0
PIMCO StocksPLUS® International Fund (Unhedged)	188,680	606,737	(794,100)	123	(32)	1,408	3,436	0
PIMCO StocksPLUS® Long Duration Fund	10,977	176,237	(187,100)	0	0	114	38	0
PIMCO StocksPLUS® Short Fund	281,453	645,708	(925,900)	165	(37)	1,389	4,608	0
PIMCO StocksPLUS® Small Fund	212,468	680,900	(596,600)	(73)	28	296,723	7,399	0
PIMCO Strategic Bond Fund	0	111,122	(87,200)	(7)	3	23,918	222	0
PIMCO Total Return Fund	6,651,218	38,184,111	(44,149,801)	3,210	(571)	688,167	59,726	0
PIMCO Total Return Fund II	59,855	239,953	(291,600)	28	0	8,236	453	0
PIMCO Total Return Fund IV	102,890	174,349	(267,400)	44	(7)	9,876	948	0
PIMCO TRENDS Managed Futures Strategy Fund	21,148	387,467	(294,500)	(4)	11	114,122	967	0
PIMCO U.S. Government and Short-Term Investments Portfolio	558,934	159,189	(716,300)	81	79	1,983	3,289	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2018 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Shares Held at 3/31/2018	Shares Purchased	Shares Sold	Shares Held at 12/31/2018	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income
Dommo Energia S.A.	153,992,970	0	0	153,992,970	$0	$(17,081)	$29,563	$0
Sierra Hamilton Holder LLC	15,369,768	0	0	15,369,768	0	472	5,146	0
Total	169,362,738	0	0	169,362,738	$0	$(16,609)	$34,709	$0

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 3/31/2018	Shares Purchased	Shares Sold	Shares Held at 12/31/2018	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2018	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$(12)	$13	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

5. SUBSEQUENT EVENTS

Effective January 8, 2019, PIMCO Emerging Local Bond Fund changed its name to PIMCO Emerging Markets Local Currency and Bond Fund.

There were no other subsequent events identified that require recognition or disclosure.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBS	RBS Securities, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	Bank of New York Mellon Corp.
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	SGY	Societe Generale, New York
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SOG	Societe Generale
CKL	Citibank N.A. London	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CSN	Credit Suisse AG (New York)	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOE	Chicago Board Options Exchange	MSE	Montreal Stock Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	LLS	Light Louisiana Sweet Crude
ARLLMONP	Argentina Blended Policy Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	MARSDUB	Mars (Argus) vs. Calendar Dubai
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	MEHCL	Custom Commodity Forward Index
BBSW1M	1 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	MEHMID	Custom Commodity Forward Index
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	MQCP563E	Macquarie MQCP563E Custom Commodity Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EUREX	Eurex Exchange	MTGEFNCL	FNMA 30-Year Coupon Index
BCOMF2	Bloomberg Commodity Index 2 Months Forward	EURMARGIN	European Refined Margin	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BCOMF3	Bloomberg Commodity Index 3 Months Forward	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	NAPGASFO	Naphtha Fuel Oil Spread
BCOMGC	Bloomberg Gold Sub-Index	EURSIMP	Weighted Basket of Refined Products	NDDUEAFE	MSCI EAFE Index
BCOMSK	Bloomberg Commodity Index	EUSA5	5 Year EUR Annual Swap Rate	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BP0001M	1 Month GBP-LIBOR	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	PIMCODB	PIMCO Custom Commodity Basket
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	PLATGOLD	Platinum-Gold Spread
BRENT	Brent Crude	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PRIME	Daily US Prime Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CIXBSTR3	Custom Commodity Index	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CIXBXMB	Custom Commodity Index	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	RBCAEC	Custom Commodity Forward Index
CMBX	Commercial Mortgage-Backed Index	ISDA	International Swaps and Derivatives Association, Inc.	S&P 500	Standard & Poor’s 500 Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABCT3E	J.P. Morgan Custom Commodity Index	SLVRLND	London Silver Market Fixing Ltd.
COCL	ICE BofAML Large Cap Contingent Capital Index	JMABDEWE	J.P. Morgan Custom Commodity Index	SOFRRATE	Secured Overnight Financing Rate
COF 11	Cost of Funds - 11th District of San Francisco	JMABFNJ	J.P. Morgan Custom Commodity Index	SPGCIAP	S&P GSCI Aluminum ER
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ1	J.P. Morgan Custom Commodity Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC	J.P. Morgan Nic Custom Index	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	UKRPI	United Kingdom Retail Prices Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JPQIPRS1	J.P. Morgan Custom Equity Basket Swap	ULSD	Ultra-Low Sulfur Diesel
CSPMBKS1	Credit Suisse Custom Equity Basket Swap	KCBT	Kansas City Board of Trade	US0001M	1 Month USD Swap Rate
DAX	Deutscher Aktien Index 30	KWW	Kontakt Kommunales Wasserwerk	US0003M	3 Month USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	LIBOR01M	1 Month USD-LIBOR	USSW10	10 Year USSW Rate
EAFE	Europe, Australasia, and Far East Stock Index	LIBOR03M	3 Month USD-LIBOR	VSTOXX	Euro Stoxx 50 Volatility Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal	BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	CM	California Mortgage Insurance	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	RBOB	Reformulated Blendstock for Oxygenate Blending
ADR	American Depositary Receipt	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CBO	Collateralized Bond Obligation	NCUA	National Credit Union Administration	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDI	Brazil Interbank Deposit Rate	NVDR	Non-Voting Depositary Receipt	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	PIK	Payment-in-Kind	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: February 28, 2019

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: February 28, 2019